UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-28995

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 38	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241

Amendment No. 163	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2011

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2011 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Modified Single Premium Deferred Variable Annuity Contract

America’s Future Horizon Annuity
The BB&T Future Annuity
The Best of America® America’s Future Annuity®
The Best of America® America’s Future Annuity® (Key)
NEA Valuebuilder futuresm
Waddell & Reed Advisors Select Plus Annuitysm
Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 201 1 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 201 1 ), which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 49.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.

•	American Century Variable Portfolios II, Inc.

•	American Century Variable Portfolios, Inc.

•	BlackRock Variable Series Funds, Inc.

•	Credit Suisse Trust

•	Dreyfus

•	Dreyfus Investment Portfolios

•	Dreyfus Variable Investment Fund

•	Federated Insurance Series

•	Fidelity Variable Insurance Products Fund

•	Franklin Templeton Variable Insurance Products Trust

•	Huntington VA Funds

•	Invesco

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•	Ivy Funds Variable Insurance Portfolios, Inc.

•	Janus Aspen Series

•	JPMorgan Insurance Trust

•	MFS® Variable Insurance Trust

•	MFS® Variable Insurance Trust II

•	Nationwide Variable Insurance Trust

•	Neuberger Berman Advisers Management Trust

•	Oppenheimer Variable Account Funds

•	PIMCO Variable Insurance Trust

•	Royce Capital Fund

•	SBL Fund

•	Sterling Capital Variable Inusrance Funds

•	T. Rowe Price Equity Series, Inc.

•	The Universal Institutional Funds, Inc.

•	Van Eck VIP Trust

•	Victory Variable Insurance Funds

•	Wells Fargo Variable Trust

For a complete list of the available Sub-Accounts, please refer to " Appendix A: Underlying Mutual Funds. "   For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the Fixed Account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

2

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity Unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract Owner -   The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The total value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the contract owners’ interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed Account- An investment option that is funded by Nationwide’s General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account – A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.   All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC – Securities and Exchange Commission.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

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Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	9
Example	10
Synopsis of the Contracts	10
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	13
Condensed Financial Information	13
Nationwide Life Insurance Company	13
Nationwide Investment Services Corporation	13
Security Distributors, Inc	13
Waddell & Reed, Inc.	14
Investing in the Contract	14
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	16
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	18
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	20
Reduced Purchase Payment Option
CDSC Options and Charges
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Extra Value Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	27
Contract Ownership	27
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	28
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	32

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Table of Contents (continued)	Page
Surrender (Redemption) Prior to Annuitization	32
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	34
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	35
Contract Owner Services	35
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Custom Portfolio Asset Rebalancing Service
Annuity Commencement Date	38
Annuitizing the Contract	38
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	41
Upon Death
Death Benefit Payment
Statements and Reports	44
Legal Proceedings	44
Table of Contents of Statement of Additional Information	49
Appendix A: Underlying Mutual Funds	50
Appendix B: Condensed Financial Information	67
Appendix B: Condensed Financial Information (Waddell & Reed)	123
Appendix C: Contract Types and Tax Information	133
Appendix D: State Variations	142

6

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)									7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$252
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%3

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option Total Variable Account Charges (including this option only)	0.25%6 1.20%
Five Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.00%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option9 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.15% 1.10%
One-Year Step Up Death Benefit Option10 (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.05% 1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option11 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.20% 1.15%
5% Enhanced Death Benefit Option12 (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.10% 1.05%
(continued on next page)

7

Recurring Contract Expenses (continued)
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.40%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.25%
Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.
0.45%13 1.40%
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40%14 1.35%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%15 1.45%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only)	0.05%
Hardship Waiver (Tax Sheltered Annuities only)	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

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Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2009, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.43%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the contract owner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assess es a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  This option is not available to contracts issued as Investment-only Contracts.

7 Range of Five Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver.  This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

9 This option may not be elected with another death benefit option.

10 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

11 This option may not be elected with another death benefit option.

12 This option may be elected alone or along with One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

13 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.

14 The Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.

15 The Capital Preservation Plus Option may only be elected at the time of application.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

9

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.43 2%)	$1,265	$2,401	$3,493	$6,209	*	$1,976	$3,238	$6,209	$670	$1,976	$3,238	$6,209
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.27%)	$1,038	$1,762	$2,496	$4,546	*	$1,337	$2,241	$4,546	$443	$1,337	$2,241	$4,546

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see Contract Types and Tax Information in Appendix C.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

10

If the contract owner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states (see "Appendix D: State Variations").

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

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CDSC Options

There are several CDSC options that are available to contract owners at the time of application.  Each CDSC option has different characteristics and costs.  The annual charge associated with each option is charged as a percentage of the Daily Net Assets of the Variable Account.  They are as follows:

Option	Contract Type	Annual Charge
Five Year CDSC Option	All*	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

A Reduced Purchase Payment Option is available at the time of application.  If the contract owner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.10%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application.  If the contract owner elected one or both of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets of the Variable Account, depending on the option(s) chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account.  Nationwide will discontinue deducting this charge seven years from the date the contract was issued.  Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.  Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the

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Fixed Account will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.  For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").   Nationwide will send a nnuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawal from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, we do not intend to file periodic reports as required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Security Distributors, Inc.

The contracts are also distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

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Waddell & Reed, Inc.

The contracts are also distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets.  The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract owners should read these prospectuses carefully before investing.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

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No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account.  The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the contract owner elects or has elected the Extra Value

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Option.  These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.  The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s Fixed Account matures.

At that time, the contract owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the Fixed Account allocation occurs.  If Contract Value is allocated to the Fixed Account and the contract owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the Fixed Account will, for the first seven Contract Years, be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Fixed Account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the Fixed Account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the Fixed Account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law for any given year.

The Contract in General

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see Appendix D: State Variations later in this prospectus.

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following, then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the Contract Value (less any market value adjustment):

•	Information provided by the contract owner(s) is materially false, misleading, incomplete or otherwise deficient;

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•
The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

•	When a series of Nationwide contracts with different Annuitants have the same unitary control or ownership;

•	The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide’s rights and does not stop Nationwide from asserting its rights at any future date.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.  If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.   These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the contract owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

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Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 20 10 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 61% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

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The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the contract owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit;

(3)	from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected); or

(4)
if the contract owner elected an optional death benefit (not the standard death benefit) and the conditions described in the "Long-Term Care/Nursing Home Waiver Option" section of the "Death Benefit Calculation" provision are met.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

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When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Reduced Purchase Payment Option

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.  This option is not available for Investment-only Contracts.  Nationwide may realize a profit from the charge assessed for this option.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide.  Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver.  Nationwide will waive CDSC if a contract owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

(1)	the contract owner has been the owner of the contract for 10 years; and

(2)	the contract owner has made regular payroll deferrals during the entire Contract Year for at least 5 of those 10 years.

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This option also contains a disability waiver.  Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)).  The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.  Nationwide may realize a profit from the charges assessed for these options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one or both of the Guaranteed Minimum Income Benefit Options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets of the Variable Account, depending on the options chosen.  Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Extra Value Option

Applicants should be aware of the following prior to electing the Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 Contract Years, contract owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the extra value credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

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(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the extra value credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account, the contract owner can purchase an Extra Value Option at the time of application.  Nationwide may reduce this charge.

Allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide’s General Account.  The amount credited will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different Variable Account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total Variable Account charges under the contract will be an annualized rate of 1.40% of the Daily Net Assets of the Variable Account for the first seven years of the contract.  If the Extra Value Option is not elected, total Variable Account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the Daily Net Assets of the Variable Account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a)	a 1.40% Variable Account charge for the first seven years of the contract, plus the Extra Value Option credit; or

(b)	a 0.95% Variable Account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total Variable Account charges of 1.40%) and contracts with no additional contract options (total Variable Account charges of 0.95%).  The figures are based upon:

(a)	a $100,000 initial purchase payment with no additional purchase payments;

(b)	the deduction of Variable Account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the Daily Net Assets of the Variable Account; and

(c)	an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

7.75% Rate of Return

Contract Year	Base Contract (0.95% total asset charges)	Contract With Extra Value Option (1.40% total asset charges)
1	$106,727	$109,465
2	$113,906	$116,336
3	$121,568	$123,638
4	$129,745	$131,399
5	$138,472	$139,647
6	$147,787	$148,412
7	$157,728	$157,728
8	$168,337	$168,337
9	$179,661	$179,661
10	$191,746	$191,746

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa.  The table above assumes no additional purchase payments are made to the contract after the first contract anniversary.  If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of Contract Years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a)	the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b)	withdrawals that are subject to a CDSC are taken before the end of the seventh Contract Year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount.  In certain states that require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.

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After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture.  For example, if a contract owner withdraws 13% of purchase payments made within the first Contract Year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization or to meet minimum distribution requirements under the Internal Revenue Code.

In addition, no recapture will take place after the seventh Contract Year.

After the end of the first seven Contract Years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

New York Recapture Provisions

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following schedule:

Contract Years	(Extra Value Amount) Percentage of First Year Purchase Payments
1 and 2	3%
3,4 and 5	2%
6 and 7	1%
After year 7	0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the Sub-Accounts and the Fixed Account in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.  In addition, no recapture will take place after the seventh Contract Year.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the contract owner may purchase a Beneficiary Protector Option.  Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as Annuitant and co-annuitant, the term Annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial contract owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	purchase payments, proportionately adjusted for withdrawals; and

c =	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

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a =	Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;

c =	purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d =	any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the Sub-Accounts of the Variable Account, the Fixed Account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").   Effective May 1, 2011, the only CPP program period available is the 10-year CPP program period; CPP program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current CPP program period.   Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

1)	A Guaranteed Term Option corresponding to the length of the elected program period;

2)	Non-Guaranteed Term Option allocations, which consist of:

a)	the Fixed Account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions; and

b)	if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service.

If Contract Value is allocated to the Fixed Account and the contract owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the

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amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the Fixed Account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•	If Capital Preservation Plus is elected when the contract is purchased, any Contract Value allocated to the Fixed Account when the contract is purchased will receive the New Money Rate.

•
If Capital Preservation Plus is elected after the contract is purchased, any Contract Value allocated to the Fixed Account will begin a new Fixed Account guaranteed period and will receive the current Renewal Rate.

•
If, while the Capital Preservation Plus Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The Fixed Account and only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Invesco
•	Invesco V.I. Core Equity Fund: Series I
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II

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•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds:
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class I
•	NVIT Short Term Bond Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Invesco
•	Invesco V.I. Capital Appreciation Fund: Series II
Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract,

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earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available.  If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax adviser.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%.  Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the Annuitization Date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.  The contract owner may also request a change in the Annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the Annuitization Date.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered.  The risk originally assumed by Nationwide may have been materially altered if: information provided by the contract owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different Annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life.  Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the Contract Value, less any market value adjustment.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change

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of the Annuitant, distributions will be made as if the contract owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no  contingent Annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the Annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states (see "Appendix D: State Variations"). If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the Annuitant or co-annuitant. If upon notification of death of the contract owner(s), the Annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the

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application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)
is a factor representing the daily Variable Account charges, which may include charges for optional benefits chosen by the contract owner.  The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets of the Variable Account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

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Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have Fixed Account allocations transferred to the Variable Account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the Fixed Account to the Variable Account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the Variable Account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.  However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the Fixed Account (whether from the Variable Account or a Guaranteed Term Option) at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may

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last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.  As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer

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requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured.  No recapture will take place after the seventh Contract Year.  The amount credited will not, however, be

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subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See "Pricing").  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee.  Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

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Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charge s a loan processing fee at the time each new loan is processed.  The loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the Sub-Accounts, fixed account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the fixed account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

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Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/Annuitant dies;

•	the contract owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for asset rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.  Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

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Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts:
Ivy Funds Variable Insurance Portfolios, Inc.
•	Money Market
Nationwide Variable Insurance Trust ("NVIT")
•	NVIT Core Bond Fund: Class I
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Short Term Bond Fund: Class II
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Advisor Class

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Transfers from the Fixed Account must be equal to or less than 1/30 th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging."

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than other assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

(1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

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(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the Contract Value based on the contract owner’s age, as shown in the following table:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Examine and Cancel ").

Custom Portfolio Asset Rebalancing Service

For contract owners that have elected the Capital Preservation Plus Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge.  Custom Portfolio is an asset allocation program that contract owners can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing.  There are no guarantees that Custom Portfolio will result a profit or protect against loss in a declining market.

Custom Portfolio offers six asset allocation models.  Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  The contract owner selects their model, then selects the specific underlying mutual funds (also classified according to standardized asset categories) and investment percentages within the model’s parameters, enabling the contract owner to create their own unique "Custom Portfolio."  Only one "Custom Portfolio" may be created and in effect at a time and the entire variable account contract value must participate in the model.

Note: Contract owners should consult with a qualified investment adviser regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the contract owner creates their "Custom Portfolio," that contract owner’s model is static.  This means that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible contract owners must submit the proper administrative form to Nationwide’s home office.  While Custom Portfolio is elected, contract owners cannot participate in Asset Rebalancing.

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:

Conservative:	Designed for contract owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for contract owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for contract owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for contract owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for contract owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for contract owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to contract owners at the time Custom Portfolio is elected.  At that time, contract owners elect their model and the specific underlying mutual funds and percentages that will comprise their "Custom Portfolio."

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the variable account contract value so that the percentages allocated to each underlying mutual fund match the most recently provided percentages provided by the contract owner.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Rebalancing will be priced using the unit value determined on the last valuation date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.

However, quarterly rebalancing transfers within your Custom Portfolio are not subject to Short-Term Trading Fees.

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Changing Models or Underlying Mutual Fund Allocations

Contract owners who have elected a Lifetime Income Option may change the underlying mutual fund allocations or percentages within their elected model or may change models and create a new "Custom Portfolio" within that new model.  Contract owners who have elected the Capital Preservation Plus Option are not permitted to change models but can change the underlying mutual fund allocations or percentages within their elected model.  To implement one of these changes, contract owners must submit new allocation instructions to Nationwide’s home office in writing on Nationwide’s administrative form.  Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the "Transfer Restrictions" provision.

Nationwide reserves the right to limit the number of model changes a contract owner can make each year.

Terminating Participation in Custom Portfolio

Contract owners can terminate participation in Custom Portfolio by submitting a written request to Nationwide’s home office.  In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Capital Preservation Plus Option.  Termination is effective on the date the termination request is received at Nationwide’s home office in good order.

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The contract owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or
•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.  The Nationwide Allocation Architect is not available after annuitization.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

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The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send a nnuity payments no later than 7 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit Options ("GMIBs") are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on the option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant’s 86th birthday; and

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the Contract Value caused by surrenders.  For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first Contract Year, if the value of the contract owner’s fixed account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the Variable Account;

then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner’s fixed account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of the Variable Account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

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(1)	after the contract has been in effect for seven years; AND

(2)	the Annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB does NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦ The GMIBs may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the Annuitization Date.  Once elected or assumed, the annuity payment option may not be changed.  The annuity payment options are:

Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant’s death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(1)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.    As is the case under option 1, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

(2)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant’s death.

If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the Annuitization Date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	and …	and …	then the …
Contract Owner	The contract owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the Annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving contract owner becomes the new contract owner and no death benefit is paid.
Contract Owner	The contract owner is the Annuitant	There is a surviving beneficiary	Death benefit is paid to the beneficiary.
Contract Owner	The contract owner is the Annuitant	There is no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The contract owner is the Annuitant	There is no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the surviving contract owner.
Contract Owner	The contract owner is the Annuitant	There is no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the estate of the contract owner.
Annuitant	The Annuitant is not the contract owner	There is a surviving contingent Annuitant	Surviving contingent Annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant and no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the contract owner.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the last surviving contract owner’s estate.

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If the contract owner and Annuitant are the same, and the contract owner/Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;
2)	as an annuity; or
3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the "Required Distributions" provisions in Appendix C.

If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

Five-Year Reset Death Benefit (Standard Death Benefit)

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the Contract Value as of the most recent five year contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

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(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

(1)	the Contract Value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)	The spouses must each be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, Annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

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(7)
If a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant.  If the marriage of the co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse; and

(8)
If a co-annuitant is added at any time after the election of the optional death benefit, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as contract owner as an agent for a natural person, the Annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.

A contract owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the

44

plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November

45

9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public

46

Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Waddell & Reed, Inc.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.  Among the legal proceedings to which Waddell & Reed, Inc. has been a party are the following proceedings relating to the distribution of variable annuities:

In 2005, Waddell & Reed, Inc. settled three lawsuits involving its former affiliate, United Investors Life Insurance Company (UILIC), and UILIC's parent company, Torchmark Corporation (Torchmark) relating to Waddell & Reed, Inc.'s separation from Torchmark and UILIC and recommendations by Waddell & Reed, Inc. to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide.  Under the terms of the settlement, Waddell & Reed, Inc. paid Torchmark $14.5 million to resolve outstanding litigation.

In April of 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement (DOE) settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed, Inc. violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and § 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies.  The case also alleged violations of NASD rules by Waddell & Reed, Inc.'s former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr.  The DOE alleged that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisors that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to be censured, pay a fine of $5 million and pay client restitution of up to $11

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million.  Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions.  Waddell & Reed, Inc. also agreed with a multistate consortium to a global resolution of state claims arising from the DOE action.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to pay a fine of $2 million to be divided among the states and pay additional client restitution.

Security Distributors, Inc., the principal underwriter of the Contract ("SDI"), has been named, among several others, as defendants in a class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al. , No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by to MBC under the NEA Valuebuilder Program.  The other defendants include other affiliates of SDI and, unaffiliated companies, and individuals. Plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above.  SDI and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint.  The District Court granted defendants' motion to dismiss.

The plaintiffs appealed to the Ninth Circuit Court of Appeals. The Court conducted oral argument on July 10, 2009.  Thereafter, the Court requested an amicus curiae brief from the United States Department of Labor with respect to the issues on appeal. The Department of Labor submitted its brief on September 4, 2009.  The brief supported the positions taken on appeal by the company. On December 20, 2010, the Ninth Circuit Court of Appeals affirmed the decision of the district court dismissing the case but doing so on different grounds.  The Ninth Circuit held that the district court had subject matter jurisdiction to consider whether the arrangement at issue was governed by ERISA, and then held on the merits that ERISA does not apply.  Plaintiffs failed to request a rehearing within the 14-day time limit, which expired on January 3, 2011.  The deadline for filing a petition for a writ of certiorari with the United States Supreme Court is 90 days from issuance of the decision.

The general distributor, Security Distributors, Inc. does not believe that these claims are likely to have a material adverse effect on its ability to perform its duties as principal underwriter of the Contract.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241

Securities Act of 1933 Registration File No. 333-28995

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2009
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Credit Suisse Trust - International Equity Flex III Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital appreciation.

Credit Suisse Trust - U.S. Equity Flex I Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	The fund seeks capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

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Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity
Management & Research (U.K.) Inc., Fidelity Research & Analysis Company,
Fidelity Investments Japan Limited, Fidelity International Investment Advisors,
Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.

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Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis
Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

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Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

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Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.

Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Invesco - Invesco V.I. Capital Appreciation Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Core Equity Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Global Health Care Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.

Invesco - Invesco V.I. Global Real Estate Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.

Invesco - Invesco V.I. International Growth Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.

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Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks, as a primary objective, a high level of current income. As a secondary objective, the fund seeks capital growth when consistent with its primary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To fund seeks to provide a high level of current income consistent with preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

55

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

56

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

57

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I)

Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

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Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE»
Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other
Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor
Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor
Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

59

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and
Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company,
LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company,
LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

60

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman
Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management
Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management;
Neuberger Berman Management, Inc.; Putnam Investment Management, LLC;
and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I)

Effective May 1, 2003 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

61

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Effective May 1, 2003 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

62

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed
Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

63

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

SBL Fund - Series D (Global Series)
Investment Advisor:	Security Investors, LLC
Sub-advisor:	Security Global Investors, LLC
Investment Objective:	Long-term capital growth.

SBL Fund - Series J (Mid Cap Growth Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation.

SBL Fund - Series N (Managed Asset Allocation Series)
Investment Advisor:	Security Investors, LLC
Sub-advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	High level of total return.

SBL Fund - Series O (All Cap Value Series)
Investment Advisor:	Security Investors, LLC
Sub-advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income and capital appreciation.

SBL Fund - Series P (High Yield Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	High current income and capital appreciation as a secondary objective.

SBL Fund - Series Q (Small Cap Value Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term capital appreciation.

SBL Fund - Series V (Mid Cap Value Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

SBL Fund - Series X (Small Cap Growth Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

SBL Fund - Series Y (Large Cap Concentrated Growth Series) (formerly, SBL Fund - Series Y (Select 25 Series))
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

64

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF (formerly, BB&T Variable Insurance Funds - BB&T Select Equity VIF)
Investment Advisor:	Sterling Capital Management LLC
Investment Objective:	The Fund seeks capital growth, current income or both, primarily through investment in stocks.

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF (formerly, BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF)
Investment Advisor:	Sterling Capital Management LLC
Investment Objective:	The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest mainly in equity securities.
Designation: FF

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio:  Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited and Morgan Stanley
Investment Management Company
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities of non-
U.S. issuers domiciled in EAFE countries.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Designation: STTF

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
Designation: STTF

65

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Investment Advisor:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

66

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with all optional benefits available on December 31, 20 10 (the maximum Variable Account charge of 3.95%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:              1-800-848-6331, TDD 1-800-238-3035
writing:              Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                      www.nationwide.com

The following Sub-Accounts were added to the Variable Account effective May 1, 201 1 , therefore, no Condensed Financial Information is available:

Invesco
•	Invesco Van Kampen V. I. Equity and Income Fund: Series I

PIMCO Variable Insurance Trust
•	Total Return Portfolio: Advisor Class

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.781806	11.011289	25.39%	148,375	2010
	6.214888	8.781806	41.30%	160,259	2009
	10.000000	6.214888	-37.85%	121,352	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.559712	13.077251	4.12%	1,839,304	2010
	11.504963	12.559712	9.17%	2,123,553	2009
	11.802815	11.504963	-2.52%	2,068,283	2008
	10.883351	11.802815	8.45%	1,364,541	2007
	10.815767	10.883351	0.62%	1,172,362	2006
	10.751209	10.815767	0.60%	1,467,998	2005
	10.258243	10.751209	4.81%	1,050,182	2004
	10.000000	10.258243	2.58%	376,225	2003*

67

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	12.690325	14.348033	13.06%	1,541,692	2010
	10.848764	12.690325	16.97%	1,897,741	2009
	16.744192	10.848764	-35.21%	2,320,206	2008
	16.917061	16.744192	-1.02%	2,931,156	2007
	14.586411	16.917061	15.98%	3,444,606	2006
	14.074150	14.586411	3.64%	4,615,071	2005
	12.575258	14.074150	11.92%	5,510,499	2004
	9.814828	12.575258	28.13%	6,227,886	2003
	12.289665	9.814828	-20.14%	6,377,032	2002
	13.539187	12.289665	-9.23%	7,038,530	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.514074	16.287291	12.22%	291	2010
	10.954506	14.514074	32.49%	423	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.343091	12.217384	18.12%	352,146	2010
	8.035950	10.343091	28.71%	369,808	2009
	10.724193	8.035950	-25.07%	494,309	2008
	11.083121	10.724193	-3.24%	384,408	2007
	10.000000	11.083121	10.83%	261,576	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.003222	19.102423	12.35%	0	2010
	14.321547	17.003222	18.72%	3,291,569	2009
	19.746458	14.321547	-27.47%	4,275,059	2008
	21.016797	19.746458	-6.04%	5,146,998	2007
	17.882188	21.016797	17.53%	6,172,834	2006
	17.188018	17.882188	4.04%	7,402,388	2005
	15.177426	17.188018	13.25%	8,489,628	2004
	11.882018	15.177426	27.73%	8,848,958	2003
	13.728674	11.882018	-13.45%	8,706,954	2002
	12.285793	13.728674	11.74%	7,058,645	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.100570	13.155568	8.72%	573,190	2010
	10.000000	12.100570	21.01%	345,344	2009*

68

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.103580	11.231713	11.17%	61,804	2010
	10.000000	10.103580	1.03%	21,799	2009*

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.850611	12.301580	13.37%	181278	2010
	10.000000	10.850611	8.51%	220,474	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.611563	15.718089	24.63%	539,400	2010
	10.183859	12.611563	23.84%	958,155	2009
	14.882353	10.183859	-31.57%	1,181,554	2008
	15.124914	14.882353	-1.60%	866,204	2007
	13.346255	15.124914	13.33%	1,009,375	2006
	12.565056	13.346255	6.22%	1,328,911	2005
	10.407808	12.565056	20.73%	1,540,213	2004
	7.626313	10.407808	36.47%	1,147,923	2003
	10.000000	7.626313	-23.74%	253,906	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.695755	12.163802	13.73%	1,259,253	2010
	8.073183	10.695755	32.48%	1,466,458	2009
	12.429562	8.073183	-35.05%	1,741,086	2008
	11.642959	12.429562	6.76%	2,192,698	2007
	10.763956	11.642959	8.17%	2,572,597	2006
	10.487708	10.763956	2.63%	3,360,662	2005
	9.969151	10.487708	5.20%	4,261,513	2004
	7.987645	9.969151	24.81%	4,718,600	2003
	11.349542	7.987645	-29.62%	5,328,865	2002
	14.800297	11.349542	-23.32%	6,628,561	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.663310	14.404246	13.75%	8,684,468	2010
	10.119785	12.663310	25.13%	10,097,504	2009
	16.253957	10.119785	-37.74%	11,845,450	2008
	15.591338	16.253957	4.25%	14,529,354	2007
	13.628340	15.591338	14.40%	17,244,709	2006
	13.142116	13.628340	3.70%	22,221,850	2005
	11.992131	13.142116	9.59%	26,967,465	2004
	9.431842	11.992131	27.15%	29,991,213	2003
	12.265220	9.431842	-23.10%	32,543,566	2002
	14.101205	12.265220	-13.02%	35,512,451	2001

69

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.249671	16.276326	14.22%	1,238,074	2010
	11.738307	14.249671	21.39%	1,369,567	2009
	16.822151	11.738307	-30.22%	1,658,742	2008
	15.853607	16.822151	6.11%	2,000,724	2007
	13.741095	15.853607	15.37%	2,459,480	2006
	13.290671	13.741095	3.39%	3,349,509	2005
	12.773575	13.290671	4.05%	4,118,795	2004
	10.642941	12.773575	20.02%	4,718,834	2003
	12.901502	10.642941	-17.51%	4,821,716	2002
	14.363060	12.901502	-10.18%	5,172,648	2001

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	15.686533	16.229787	3.46%	4,104	2010
	12.091747	15.686533	29.73%	5,025	2009
	19.476865	12.091747	-37.92%	5,322	2008
	18.880452	19.476865	3.16%	6,126	2007
	15.547645	18.880452	21.44%	6,581	2006
	14.028393	15.547645	10.83%	6,800	2005
	11.800187	14.028393	18.88%	6,800	2004
	8.736895	11.800187	35.06%	6,056	2003
	10.049505	8.736895	-13.06%	124	2002
	10.000000	10.049505	0.50%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.998722	11.689759	29.90%	1,274	2010
	7.208202	8.998722	24.84%	7,880	2009
	11.661228	7.208202	-38.19%	7,987	2008
	13.237727	11.661228	-11.91%	8,455	2007
	12.878795	13.237727	2.79%	6,673	2006
	12.289095	12.878795	4.80%	6,305	2005
	11.143238	12.289095	10.28%	6,184	2004
	8.542795	11.143238	30.44%	3,135	2003
	10.664159	8.542795	-19.89%	1,876	2002
	10.000000	10.664159	6.64%	0	2001*

70

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.648396	16.817912	7.47%	2,570,111	2010
	13.117837	15.648396	19.29%	3,090,100	2009
	14.284699	13.117837	-8.17%	3,692,418	2008
	13.685663	14.284699	4.38%	4,463,099	2007
	13.265501	13.685663	3.17%	4,856,315	2006
	13.220856	13.265501	0.34%	6,369,737	2005
	12.881356	13.220856	2.64%	7,095,885	2004
	12.427549	12.881356	3.65%	8,143,242	2003
	11.478449	12.427549	8.27%	7,863,778	2002
	10.729245	11.478449	6.98%	5,032,718	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.347901	11.555121	11.67%	212,456	2010
	8.414756	10.347901	22.97%	286,582	2009
	11.338890	8.414756	-25.79%	295,545	2008
	10.537213	11.338890	7.61%	189,261	2007
	10.000000	10.537213	5.37%	27,732	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.792985	11.108466	13.43%	230,809	2010
	7.677586	9.792985	27.55%	181,489	2009
	11.519520	7.677586	-33.35%	167,409	2008
	10.557260	11.519520	9.11%	145,528	2007
	10.000000	10.557260	5.57%	68,193	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.300869	10.686531	14.90%	86,534	2010
	7.145920	9.300869	30.16%	88,017	2009
	11.650666	7.145920	-38.67%	102,756	2008
	10.577460	11.650666	10.15%	76,760	2007
	10.000000	10.577460	5.77%	18,981	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.726016	21.721539	16.00%	2,927	2010
	13.935519	18.726016	34.38%	7,150,600	2009
	24.517023	13.935519	-43.16%	8,493,356	2008
	21.065302	24.517023	16.39%	10,666,310	2007
	19.058055	21.065302	10.53%	11,648,561	2006
	16.466147	19.058055	15.74%	14,043,309	2005
	14.413145	16.466147	14.24%	14,587,477	2004
	11.336946	14.413145	27.13%	14,658,746	2003
	12.636709	11.336946	-10.29%	15,001,342	2002
	14.558242	12.636709	-13.20%	15,629,153	2001

71

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.950007	10.563299	18.03%	762,961	2010
	6.122950	8.950007	46.17%	972,948	2009
	13.557931	6.122950	-54.84%	1,194,207	2008
	9.398800	13.557931	44.25%	994,326	2007
	10.000000	9.398800	-6.01%	396,724	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.974852	14.790710	14.00%	5,908,009	2010
	10.073962	12.974852	28.80%	7,407,926	2009
	17.751389	10.073962	-43.25%	8,906,341	2008
	17.672051	17.751389	0.45%	11,229,164	2007
	14.857681	17.672051	18.94%	12,664,083	2006
	14.183136	14.857681	4.76%	15,983,566	2005
	12.885834	14.183136	10.32%	18,906,340	2004
	9.967020	12.855834	28.98%	19,758,595	2003
	12.123397	9.967020	-17.79%	18,534,617	2002
	12.896641	12.123397	-6.00%	18,264,333	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.535201	10.453927	22.48%	0	2010
	5.913466	8.535201	44.33%	1,109,743	2009
	13.285152	5.913466	-55.49%	1,338,453	2008
	10.901275	13.285152	21.87%	1,741,744	2007
	10.451486	10.901275	4.30%	2,077,078	2006
	9.692526	10.451486	7.83%	2,834,579	2005
	9.140227	9.692526	6.04%	3,507,744	2004
	7.116855	9.140227	28.43%	4,135,611	2003
	9.201903	7.116855	-22.66%	4,846,275	2002
	10.858509	9.201903	-15.26%	5,952,156	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.597350	14.250682	22.88%	4,413,024	2010
	9.136775	11.597350	26.93%	5,111,864	2009
	17.481983	9.136775	-47.74%	6,031,171	2008
	13.912262	17.481983	25.66%	7,830,177	2007
	13.159446	13.912262	5.72%	8,331,924	2006
	12.572083	13.159446	4.67%	10,918,404	2005
	12.291519	12.572083	2.28%	13,879,302	2004
	9.345645	12.291519	31.52%	16,698,958	2003
	13.517575	9.345645	-30.86%	17,097,622	2002
	16.588646	13.517575	-18.51%	20,422,678	2001

72

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.547337	13.014661	12.71%	1,585,321	2010
	8.108574	11.547337	42.41%	2,016,517	2009
	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007
	9.756538	10.744327	10.12%	5,694,880	2006
	9.607448	9.756538	1.55%	7,303,219	2005
	8.860680	9.607448	8.43%	8,889,914	2004
	7.045440	8.860680	25.76%	10,624,626	2003
	6.864641	7.045440	2.63%	9,076,687	2002
	7.866679	6.864641	-12.74%	9,831,409	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	11.547337	13.014661	12.71%	1,585,321	2010
	8.108574	11.547337	42.41%	2,016,517	2009
	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.407121	13.232986	6.66%	2,111,646	2010
	10.828838	12.407121	14.57%	2,417,242	2009
	11.311086	10.828838	-4.26%	1,740,137	2008
	10.958641	11.311086	3.22%	2,001,394	2007
	10.607357	10.958641	3.31%	1,586,982	2006
	10.490587	10.607357	1.11%	1,351,167	2005
	10.152709	10.490587	3.33%	763,425	2004
	10.000000	10.152709	1.53%	253,907	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.390402	11.970988	27.48%	1,460,171	2010
	6.771027	9.390402	38.69%	1,302,714	2009
	11.300835	6.771027	-40.08%	1,209,110	2008
	9.879737	11.300835	14.38%	1,166,412	2007
	10.000000	9.879737	-1.20%	590,919	2006*

73

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.630109	15.254762	11.92%	534,117	2010
	10.883459	13.630109	25.24%	670,866	2009
	19.574270	10.883459	-44.40%	824,298	2008
	16.861667	19.574270	16.09%	1,047,985	2007
	14.432708	16.861667	16.83%	1,260,983	2006
	12.247224	14.432708	17.84%	1,670,693	2005
	10.895150	12.247224	12.41%	2,033,030	2004
	7.680997	10.895150	41.85%	2,416,526	2003
	9.735184	7.680997	-21.10%	3,152,328	2002
	12.485012	9.735184	-22.03%	4,161,991	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.753970	15.395747	11.94%	730,902	2010
	10.977800	13.753970	25.29%	1,026,265	2009
	19.748522	10.977800	-44.41%	1,243,059	2008
	17.009083	19.748522	16.11%	1,661,370	2007
	14.558529	17.009083	16.83%	1,862,957	2006
	12.358880	14.558529	17.80%	2,366,689	2005
	10.993637	12.358880	12.42%	2,334,274	2004
	7.747856	10.993637	41.89%	1,936,492	2003
	10.000000	7.747856	-22.52%	726,014	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.139346	15.205010	25.25%	341,523	2010
	7.786548	12.139346	55.90%	472,696	2009
	16.101307	7.786548	-51.64%	435,006	2008
	15.394529	16.101307	4.59%	554,440	2007
	13.375338	15.394529	15.10%	573,305	2006
	13.166913	13.375338	1.58%	878,442	2005
	11.661980	13.166913	12.90%	1,204,275	2004
	7.461630	11.661980	56.29%	1,077,765	2003
	10.000000	7.461630	-25.38%	234,553	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.718361	11.961999	11.60%	1,076,232	2010
	7.980471	10.718361	34.31%	1,246,350	2009
	11.453838	7.980471	-30.32%	1,140,138	2008
	11.145580	11.453838	2.77%	1,380,236	2007
	10.000000	11.145580	11.46%	604,332	2006*

74

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.355085	10.611363	27.00%	995,169	2010
	6.531004	8.355085	27.93%	771,258	2009
	9.843856	6.531004	-33.65%	759,300	2008
	10.181083	9.843856	-3.31%	616,958	2007
	10.000000	10.181083	1.81%	467,577	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.532754	9.318350	9.21%	131,758	2010
	6.613814	8.532754	29.01%	86,113	2009
	10.000000	6.613814	-33.86%	27,914	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.927693	12.719572	16.40%	313,276	2010
	6.390682	10.927693	70.99%	443,195	2009
	13.632611	6.390682	-53.12%	214,545	2008
	10.694898	13.632611	27.47%	626,652	2007
	10.000000	10.694898	6.95%	103,519	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.842882	15.977364	7.64%	0	2010
	10.910929	14.842882	36.04%	0	2009
	18.431660	10.910929	-40.80%	0	2008
	16.071862	18.431660	14.68%	0	2007
	13.332710	16.071862	20.54%	0	2006
	12.183825	13.332710	9.43%	0	2005
	10.347742	12.183825	17.74%	0	2004
	7.881371	10.347742	31.29%	0	2003
	10.000000	7.881371	-21.19%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.984556	10.721158	7.38%	254,407	2010
	7.347316	9.984556	35.89%	469,094	2009
	12.444502	7.347316	-40.96%	433,439	2008
	10.883429	12.444502	14.34%	350,277	2007
	10.000000	10.883429	8.83%	146,244	2006*

75

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.245372	16.139020	13.29%	1,274,704	2010
	12.117643	14.245372	17.56%	1,127,875	2009
	11.518924	12.117643	5.20%	1,280,417	2008
	10.474393	11.518924	9.97%	924,915	2007
	10.000000	10.474393	4.74%	307,769	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.319750	3.20%	366	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.295511	12.96%	12	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	9.000790	10.296247	14.39%	717	2010
	7.505128	9.000790	19.93%	789	2009
	13.176185	7.505128	-43.04%	872	2008
	11.876436	13.176185	10.94%	945	2007
	11.279431	11.876436	5.29%	2,518	2006
	10.462806	11.279431	7.81%	2,638	2005
	9.906737	10.462806	5.61%	3,487	2004
	7.722120	9.906737	28.29%	3,316	2003
	10.306554	7.722120	-25.08%	2,546	2002
	10.000000	10.306554	3.07%	0	2001*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.446400	8.497208	14.11%	12,962	2010
	6.227597	7.446400	19.57%	13,542	2009
	10.958640	6.227597	-43.17%	12,718	2008
	9.902479	10.958640	10.67%	14,344	2007
	10.000000	9.902479	-0.98%	6,574	2006*

76

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.149040	9.562670	17.35%	24,566	2010
	5.794205	8.149040	40.64%	37,255	2009
	11.064263	5.794205	-47.63%	76,437	2008
	10.105040	11.064263	9.49%	139,076	2007
	10.000000	10.105040	1.05%	74,527	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	12.563847	13.633677	8.52%	1,164	2010
	9.886641	12.563847	27.08%	4,508	2009
	14.288332	9.886641	-30.81%	4,895	2008
	13.343109	14.288332	7.08%	5,340	2007
	11.542802	13.343109	15.60%	3,642	2006
	11.065372	11.542802	4.31%	658	2005
	10.252012	11.065372	7.93%	658	2004
	8.318791	10.252012	23.24%	658	2003
	9.948963	8.318791	-16.39%	318	2002
	10.000000	9.948963	-0.51%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.596976	11.051928	4.29%	0	2010
	8.379600	10.596976	26.46%	0	2009
	11.852043	8.379600	-29.30%	0	2008
	10.698070	11.852043	10.79%	0	2007
	10.000000	10.698070	6.98%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.538322	9.938388	16.40%	0	2010
	6.553935	8.538322	30.28%	0	2009
	11.954006	6.553935	-45.17%	0	2008
	12.777012	11.954006	-6.44%	0	2007
	10.000000	12.777012	27.77%	0	2006*

77

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	17.188194	19.214961	11.79%	0	2010
	12.831054	17.188194	33.96%	0	2009
	21.728168	12.831054	-40.95%	0	2008
	19.122834	21.728168	13.62%	0	2007
	15.055099	19.122834	27.02%	0	2006
	12.888436	15.055099	16.81%	0	2005
	10.493127	12.888436	22.83%	0	2004
	8.208210	10.493127	27.84%	0	2003
	10.000000	8.208210	-17.92%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.342511	24.050210	7.64%	274,270	2010
	10.000000	22.342511	23.86%	171,698	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.528992	10.050055	5.47%	3,721,301	2010
	6.588604	9.528992	44.63%	4,684,644	2009
	11.944469	6.588604	-44.84%	5,143,244	2008
	8.826170	11.944469	35.33%	6,088,011	2007
	8.166150	8.826170	8.08%	4,710,519	2006
	7.324540	8.166150	11.49%	6,015,999	2005
	6.268456	7.324540	16.85%	6,891,137	2004
	5.263552	6.268456	19.09%	7,959,646	2003
	6.320884	5.263552	-16.73%	9,544,525	2002
	8.164119	6.320884	-22.58%	11,454,147	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.722780	15.691621	23.33%	370,505	2010
	8.176468	12.722780	55.60%	331,615	2009
	14.713725	8.176468	-44.43%	307,268	2008
	12.201282	14.713725	20.59%	388,663	2007
	11.411879	12.201282	6.92%	296,146	2006
	10.348841	11.411879	10.27%	338,147	2005
	10.361529	10.348841	-0.12%	392,194	2004
	7.109777	10.361529	45.74%	422,530	2003
	10.000000	7.109777	-28.90%	308,974	2002*

78

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.201804	5.177274	23.22%	1,427,029	2010
	2.703756	4.201804	55.41%	1,705,569	2009
	4.872056	2.703756	-44.50%	1,996,954	2008
	4.041990	4.872056	20.54%	2,558,198	2007
	3.784405	4.041990	6.81%	2,238,780	2006
	3.425003	3.784405	10.49%	2,722,770	2005
	3.438379	3.425003	-0.39%	3,389,369	2004
	2.369918	3.438379	45.08%	4,202,497	2003
	4.050734	2.369918	-41.49%	5,465,944	2002
	6.524649	4.050734	-37.92%	8,217,099	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.604046	30.470426	23.84%	1,228,877	2010
	13.871471	24.604046	77.37%	1,444,659	2009
	29.304757	13.871471	-52.66%	1,285,412	2008
	23.101859	29.304757	26.85%	1,673,535	2007
	15.898684	23.101859	45.31%	1,539,290	2006
	12.158014	15.898684	30.77%	1,039,360	2005
	10.339930	12.158014	17.58%	1,027,485	2004
	7.758658	10.339930	33.27%	1,072,877	2003
	10.000000	7.758658	-22.41%	824,343	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.472005	17.920745	23.83%	1,403,093	2010
	8.159176	14.472005	77.37%	1,791,462	2009
	17.243848	8.159176	-52.68%	2,286,059	2008
	13.599656	17.243848	26.80%	2,954,089	2007
	9.363535	13.599656	45.24%	2,603,441	2006
	7.164672	9.363535	30.69%	3,099,450	2005
	6.094511	7.164672	17.56%	3,714,687	2004
	4.573528	6.094511	33.26%	4,577,965	2003
	6.219459	4.573528	-26.46%	6,343,194	2002
	8.200976	6.219459	-24.16%	8,943,044	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	12.036907	14.718963	22.28%	260,724	2010
	9.591663	12.036907	25.49%	306,114	2009
	14.498321	9.591663	-33.84%	400,186	2008
	14.287585	14.498321	1.47%	620,568	2007
	12.345283	14.287585	15.73%	761,128	2006
	11.412057	12.345283	8.18%	1,533,082	2005
	10.000000	11.412057	14.12%	698,497	2004*

79

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS ® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.549524	10.519780	10.16%	1,275,049	2010
	7.873436	9.549524	21.29%	1,455,685	2009
	11.818795	7.873436	-33.38%	1,259,451	2008
	11.090588	11.818795	6.57%	1,225,913	2007
	10.000000	11.090588	10.91%	1,147,324	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.774935	7.75%	36,477	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.377838	10.822506	4.28%	642,466	2010
	9.245267	10.377838	12.25%	737,636	2009
	10.781825	9.245267	-14.25%	939,465	2008
	10.390037	10.781825	3.77%	1,274,548	2007
	10.066440	10.390037	3.21%	1,237,875	2006
	10.018137	10.066440	0.48%	1,277,009	2005
	10.036020	10.018137	-0.18%	1,174,960	2004
	10.000000	10.036020	0.36%	692,344	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.079802	8.387805	18.48%	49,213	2010
	5.822780	7.079802	21.59%	42,638	2009
	9.712619	5.822780	-40.05%	23,613	2008
	9.756048	9.712619	-0.45%	13,497	2007
	10.000000	9.756048	-2.44%	9,372	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.222299	13.656248	21.69%	194,986	2010
	8.620739	11.222299	30.18%	80,765	2009
	14.372410	8.620739	-40.02%	105,326	2008
	13.484384	14.372410	6.59%	374,490	2007
	11.972775	13.484384	12.63%	238,616	2006
	11.311637	11.972775	5.84%	152,874	2005
	10.000000	11.311637	13.12%	22,036	2004*

80

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	7.498802	8.857217	18.12%	1,511,148	2010
	5.672153	7.498802	32.20%	1,762,450	2009
	9.342938	5.672153	-39.29%	2,008,846	2008
	7.890812	9.342938	18.40%	2,616,604	2007
	7.503486	7.890812	5.16%	3,235,450	2006
	7.112875	7.503486	5.49%	4,456,055	2005
	6.639521	7.112875	7.13%	5,486,331	2004
	5.049848	6.639521	31.48%	6,450,984	2003
	7.152671	5.049848	-29.40%	7,281,145	2002
	10.049026	7.152671	-28.82%	9,040,540	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.484701	14.031133	12.39%	3,972,371	2010
	10.000000	12.484701	24.85%	10,129	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.377085	10.404216	10.95%	900,203	2010
	7.670922	9.377085	22.24%	1,088,236	2009
	11.028289	7.670922	-30.44%	1,132,632	2008
	10.490389	11.028289	5.13%	1,064,813	2007
	10.000000	10.490389	4.90%	440,669	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.592676	11.120547	4.98%	701,913	2010
	9.535719	10.592676	11.08%	777,836	2009
	10.681685	9.535719	-10.73%	794,864	2008
	10.472392	10.681685	2.00%	985,203	2007
	10.000000	10.472392	4.72%	436,457	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.403352	11.469029	10.24%	739,912	2010
	7.417275	10.403352	40.26%	793,963	2009
	12.203617	7.417275	-39.22%	750,084	2008
	10.773700	12.203617	13.27%	676,256	2007
	10.000000	10.773700	7.74%	378,992	2006*

81

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.669986	10.150050	17.07%	1,589,193	2010
	6.307117	8.669986	37.46%	1,756,831	2009
	11.414370	6.307117	-44.74%	1,105,922	2008
	10.299018	11.414370	10.83%	794,104	2007
	10.000000	10.299018	2.99%	388,040	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.805765	8.580214	9.92%	490,740	2010
	6.030005	7.805765	29.45%	431,876	2009
	9.829384	6.030005	-38.65%	343,229	2008
	10.000000	9.829384	-1.71%	148,602	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	16.215688	18.174511	12.08%	666,549	2010
	11.213252	16.215688	44.61%	856,132	2009
	15.721095	11.213252	-28.67%	1,067,837	2008
	15.390286	15.721095	2.15%	1,414,000	2007
	14.047948	15.390286	9.56%	1,863,390	2006
	13.852569	14.047948	1.41%	2,588,633	2005
	12.702877	13.852569	9.05%	4,123,229	2004
	10.488660	12.702877	21.11%	4,518,441	2003
	10.258387	10.488660	2.24%	3,829,969	2002
	9.938283	10.258387	3.22%	3,187,673	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	12.082539	13.542785	12.09%	983,092	2010
	8.350489	12.082539	44.69%	1,160,961	2009
	11.725142	8.350489	-28.78%	1,012,373	2008
	11.474698	11.725142	2.18%	1,113,400	2007
	10.474309	11.474698	9.55%	982,241	2006
	10.000000	10.474309	4.74%	745,571	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.801655	8.933624	14.51%	3,630,813	2010
	5.149362	7.801655	51.51%	4,779,464	2009
	10.000000	5.149362	-48.51%	4,995	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.998316	9.790510	22.41%	84,693	2010
	6.139089	7.998316	30.29%	177,534	2009
	10.000000	6.139089	-38.61%	501,132	2008*

82

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal sm Aggressive Fund: Class II - Q/NQ	8.154464	9.285006	13.86%	90,673	2010
	6.372240	8.154464	27.97%	108,871	2009
	10.000000	6.372240	-36.28%	50,137	2008*

NVIT NVIT Cardinal sm Balanced Fund: Class II - Q/NQ	9.421327	10.302913	9.36%	200,546	2010
	7.938247	9.421327	18.68%	84,820	2009
	10.000000	7.938247	-20.62%	64,965	2008*

NVIT NVIT Cardinal sm Capital Appreciation Fund: Class II - Q/NQ	8.872557	9.877084	11.32%	196,470	2010
	7.214380	8.872557	22.98%	66,814	2009
	10.000000	7.214380	-27.86%	70,150	2008*

NVIT NVIT Cardinal sm Conservative Fund: Class II - Q/NQ	10.177342	10.766211	5.79%	266,903	2010
	9.091244	10.177342	11.95%	156,907	2009
	10.000000	9.091244	-9.09%	157,876	2008*

NVIT NVIT Cardinal sm Moderate Fund: Class II - Q/NQ	9.147371	10.090736	10.31%	454,489	2010
	7.573033	9.147371	20.79%	294,696	2009
	10.000000	7.573033	-24.27%	197,967	2008*

NVIT NVIT Cardinal sm Moderately Aggressive Fund: Class II - Q/NQ	8.588829	9.639659	12.23%	232,906	2010
	6.850462	8.588829	25.38%	156,624	2009
	10.000000	6.850462	-31.50%	81,188	2008*

NVIT NVIT Cardinal sm Moderately Conservative Fund: Class II - Q/NQ	9.696966	10.472530	8.00%	241,900	2010
	8.319130	9.696966	16.56%	203,188	2009
	10.000000	8.319130	-16.81%	80,414	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.648045	11.291133	6.04%	213,850	2010
	9.882105	10.648045	7.75%	185,568	2009
	10.000000	9.882105	-1.18%	37,530	2008*

83

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.378498	12.184889	7.09%	85,104	2010
	9.866034	11.378498	15.33%	147,577	2009
	10.000000	9.866034	-1.34%	18,453	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	23.296502	26.807845	15.07%	17,949	2010
	14.401657	23.296502	61.76%	28,301	2009
	34.424173	14.401657	-58.16%	33,828	2008
	23.874248	34.424173	44.19%	53,588	2007
	17.629332	23.874248	35.42%	71,673	2006
	13.418473	17.629332	31.38%	89,542	2005
	11.219753	13.418473	19.60%	98,883	2004
	6.853997	11.219753	63.70%	172,985	2003
	8.162972	6.853997	-16.04%	215,319	2002
	8.692251	8.162972	-6.09%	122,397	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.538874	29.398051	15.11%	722,100	2010
	15.771389	25.538874	61.93%	827,941	2009
	37.758812	15.771389	-58.23%	868,769	2008
	26.192444	37.758812	44.16%	1,349,728	2007
	19.351540	26.192444	35.35%	1,237,117	2006
	14.727346	19.351540	31.40%	1,403,508	2005
	12.312811	14.727346	19.61%	916,838	2004
	7.523761	12.312811	63.65%	664,957	2003
	10.000000	7.523761	-24.76%	166,114	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	17.169467	17.819570	3.79%	4,997,308	2010
	16.880335	17.169467	1.71%	6,244,062	2009
	15.820940	16.880335	6.70%	8,464,151	2008
	14.906445	15.820940	6.13%	9,350,766	2007
	14.562456	14.906445	2.36%	9,949,714	2006
	14.237106	14.562456	2.29%	12,119,898	2005
	13.919582	14.237106	2.28%	14,035,891	2004
	13.777493	13.919582	1.03%	17,539,627	2003
	12.533031	13.777493	9.93%	22,330,243	2002
	11.797971	12.533031	6.23%	16,523,905	2001

84

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.939868	12.276194	12.22%	12,002	2010
	8.514172	10.939868	28.49%	17,226	2009
	15.935049	8.514172	-46.57%	25,909	2008
	12.653726	15.935049	25.93%	24,020	2007
	9.607565	12.653726	31.71%	27,504	2006
	7.449087	9.607565	28.98%	39,845	2005
	6.585740	7.449087	13.11%	44,344	2004
	4.902449	6.585740	34.34%	55,034	2003
	6.521536	4.902449	-24.83%	67,062	2002
	9.228501	6.521536	-29.33%	69,796	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.353010	19.469112	12.19%	420,497	2010
	13.510616	17.353010	28.44%	507,950	2009
	25.278439	13.510616	-46.55%	509,655	2008
	20.072670	25.278439	25.93%	691,997	2007
	15.242174	20.072670	31.69%	590,272	2006
	11.820992	15.242174	28.94%	413,972	2005
	10.436447	11.820992	13.27%	173,069	2004
	7.785605	10.436447	34.05%	103,801	2003
	10.000000	7.785605	-22.14%	31,496	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.475041	9.015626	6.38%	231,954	2010
	6.652935	8.475041	27.39%	227,221	2009
	11.802629	6.652935	-43.63%	150,701	2008
	10.893665	11.802629	8.34%	175,734	2007
	10.000000	10.893665	8.94%	33,638	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.470836	14.159421	13.54%	921,331	2010
	9.897697	12.470836	26.00%	930,885	2009
	15.822149	9.897697	-37.44%	1,031,280	2008
	15.076422	15.822149	4.95%	1,057,590	2007
	13.023752	15.076422	15.76%	1,131,961	2006
	12.182097	13.023752	6.91%	1,166,726	2005
	10.786048	12.182097	12.94%	1,135,886	2004
	8.257845	10.786048	30.62%	634,705	2003
	10.000000	8.257845	-17.42%	211,483	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.566339	12.580870	8.77%	151,954	2010
	10.000000	11.566339	15.66%	15,067	2009*

85

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.127012	13.456927	10.97%	44,158	2010
	10.000000	12.127012	21.27%	27,294	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.466778	13.076004	4.89%	1,139,859	2010
	11.538170	12.466778	8.05%	1,286,869	2009
	12.395396	11.538170	-6.92%	1,602,433	2008
	11.875877	12.395396	4.37%	1,642,331	2007
	11.293349	11.875877	5.16%	1,861,688	2006
	11.036413	11.293349	2.33%	2,047,715	2005
	10.646939	11.036413	3.66%	2,176,847	2004
	9.961441	10.646939	6.88%	2,382,516	2003
	10.000000	9.961441	-0.39%	981,020	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.637019	13.883067	9.86%	5,153,681	2010
	10.709012	12.637019	18.00%	6,301,413	2009
	14.077055	10.709012	-23.93%	5,702,615	2008
	13.451529	14.077055	4.65%	6,947,994	2007
	12.195622	13.451529	10.30%	6,956,120	2006
	11.687667	12.195622	4.35%	7,138,865	2005
	10.772510	11.687667	8.50%	6,577,206	2004
	9.059272	10.772510	18.91%	5,250,561	2003
	10.000000	9.059272	-9.41%	2,892,694	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.703181	14.197419	11.76%	1,980,760	2010
	10.310131	12.703181	23.21%	2,303,330	2009
	15.171662	10.310131	-32.04%	2,775,219	2008
	14.430448	15.171662	5.14%	3,259,531	2007
	12.719036	14.430448	13.46%	3,293,958	2006
	11.992565	12.719036	6.06%	3,535,039	2005
	10.801375	11.992565	11.03%	3,102,070	2004
	8.610682	10.801375	25.44%	2,385,423	2003
	10.000000	8.610682	-13.89%	905,810	2002*

86

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.712419	13.664039	7.49%	1,741,472	2010
	11.203036	12.712419	13.47%	2,167,237	2009
	13.313383	11.203036	-15.85%	2,332,755	2008
	12.697763	13.313383	4.85%	2,642,014	2007
	11.823364	12.697763	7.40%	2,693,910	2006
	11.423984	11.823364	3.50%	2,991,084	2005
	10.763028	11.423984	6.14%	3,028,845	2004
	9.557034	10.763028	12.62%	2,802,894	2003
	10.000000	9.557034	-4.43%	1,218,823	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.539433	25.674999	25.00%	1,465,714	2010
	15.163130	20.539433	35.46%	1,896,818	2009
	24.094306	15.163130	-37.07%	2,260,394	2008
	22.616912	24.094306	6.53%	2,818,589	2007
	20.778390	22.616912	8.85%	3,242,066	2006
	18.713055	20.778390	11.04%	3,964,972	2005
	16.324362	18.713055	14.63%	4,420,340	2004
	12.239605	16.324362	33.37%	4,257,414	2003
	14.589867	12.239605	-16.11%	4,053,421	2002
	14.925432	14.589867	-2.25%	3,380,236	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.840763	12.718790	-0.95%	7,691,190	2010
	12.958480	12.840763	-0.91%	10,709,129	2009
	12.819495	12.958480	1.08%	17,845,237	2008
	12.351169	12.819495	3.79%	14,728,755	2007
	11.928894	12.351169	3.54%	12,393,860	2006
	11.730027	11.928894	1.70%	11,601,628	2005
	11.747216	11.730027	-0.15%	13,048,667	2004
	11.786146	11.747216	-0.33%	17,177,641	2003
	11.756760	11.786146	0.25%	24,651,649	2002
	11.457292	11.756760	2.61%	25,930,743	2001

87

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.235554	16.688582	9.54%	1,449,914	2010
	12.366694	15.235554	23.20%	1,863,191	2009
	15.095538	12.366694	-18.08%	2,169,528	2008
	14.567404	15.095538	3.63%	2,881,698	2007
	14.028046	14.567404	3.84%	3,028,617	2006
	13.860058	14.028046	1.21%	3,671,364	2005
	13.134781	13.860058	5.52%	3,995,743	2004
	11.827658	13.134781	11.05%	3,957,845	2003
	11.138320	11.827658	6.19%	4,277,313	2002
	10.793620	11.138320	3.19%	4,006,689	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.492345	15.253578	13.05%	0	2010
	10.000000	13.492345	34.92%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.246700	9.314953	12.95%	2,594,496	2010
	6.101310	8.246700	35.16%	3,316,873	2009
	10.000000	6.101310	-38.99%	224,767	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.486435	16.276989	5.10%	237,242	2010
	12.041874	15.486435	28.60%	324,620	2009
	22.653780	12.041874	-46.84%	605,222	2008
	22.220846	22.653780	1.95%	938,855	2007
	18.276200	22.220846	21.58%	1,197,308	2006
	16.466217	18.276200	10.99%	921,274	2005
	13.823365	16.466217	19.12%	655,449	2004
	10.000000	13.823365	38.23%	144,462	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.129207	9.300909	14.41%	932,426	2010
	6.324050	8.129207	28.54%	351,359	2009
	10.000000	6.324050	-36.76%	6,389	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.448734	4.49%	285189	2010*

88

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.961084	8.890554	11.68%	70,615	2010
	6.308238	7.961084	26.20%	112,862	2009
	10.000000	6.308238	-36.92%	6,708	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.856685	9.869151	25.61%	3,846,522	2010
	6.239729	7.856685	25.91%	4,712,023	2009
	10.000000	6.239729	-37.60%	90,268	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.677644	10.282687	18.50%	2,023,511	2010
	6.714877	8.677644	29.23%	2,679,209	2009
	10.000000	6.714877	-32.85%	160,843	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.756403	14.608151	24.26%	630,594	2010
	9.311984	11.756403	26.25%	710,060	2009
	17.546430	9.311984	-46.93%	863,542	2008
	16.141772	17.546430	8.70%	1,039,808	2007
	15.789781	16.141772	2.23%	1,099,025	2006
	14.747640	15.789781	7.07%	1,319,075	2005
	13.127865	14.747640	12.34%	1,624,503	2004
	9.871212	13.127865	32.99%	1,912,023	2003
	14.938890	9.871212	-33.92%	1,723,390	2002
	16.916678	14.938890	-11.69%	1,719,080	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.003734	25.085213	25.40%	1,756,917	2010
	16.000908	20.003734	25.02%	2,171,193	2009
	23.810015	16.000908	-32.80%	2,607,695	2008
	25.819700	23.810015	-7.78%	3,244,461	2007
	22.223413	25.819700	16.18%	4,127,368	2006
	21.767078	22.223413	2.10%	5,480,968	2005
	18.734940	21.767078	16.18%	6,873,068	2004
	12.058558	18.734940	55.37%	7,615,979	2003
	16.714543	12.058558	-27.86%	7,962,445	2002
	13.155704	16.714543	27.05%	8,369,240	2001

89

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	18.812192	23.351517	24.13%	2,004,700	2010
	14.099731	18.812192	33.42%	2,555,557	2009
	23.030094	14.099731	-38.78%	3,092,791	2008
	22.766758	23.030094	1.16%	3,887,841	2007
	20.514856	22.766758	10.98%	4,475,815	2006
	18.439802	20.514856	11.25%	5,538,590	2005
	15.641283	18.439802	17.89%	6,174,675	2004
	11.198342	15.641283	39.67%	6,522,436	2003
	13.675678	11.198342	-18.11%	6,667,153	2002
	14.799910	13.675678	-7.60%	7,007,434	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.207070	12.593666	12.37%	4,409,792	2010
	8.972924	11.207070	24.90%	5,150,758	2009
	15.500260	8.972924	-42.11%	6,028,280	2008
	14.466205	15.500260	7.15%	7,636,180	2007
	12.852978	14.466205	12.55%	9,584,432	2006
	12.077171	12.852978	6.42%	12,372,734	2005
	11.109665	12.077171	8.71%	14,815,501	2004
	8.796082	11.109665	26.30%	16,814,508	2003
	10.745186	8.796082	-18.14%	18,383,389	2002
	12.303050	10.745186	-12.66%	20,883,168	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.271004	9.375668	28.95%	4,428,143	2010
	5.610694	7.271004	29.59%	5,405,845	2009
	10.000000	5.610694	-43.89%	40,223	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.482149	10.633816	1.45%	539,447	2010
	9.880242	10.482149	6.09%	838,424	2009
	10.000000	9.880242	-1.20%	53,151	2008*

90

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.819691	15.257100	10.40%	196,669	2010
	11.161413	13.819691	23.82%	234,031	2009
	20.246054	11.161413	-44.87%	298,898	2008
	17.048693	20.246054	18.75%	361,387	2007
	13.672992	17.048693	24.69%	461,793	2006
	11.566945	13.672992	18.21%	649,618	2005
	10.096229	11.566945	14.57%	805,283	2004
	7.491588	10.096229	34.77%	922,359	2003
	10.137325	7.491588	-26.10%	1,160,291	2002
	12.606419	10.137325	-19.59%	1,429,764	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.614501	20.532706	10.30%	87,564	2010
	15.034610	18.614501	23.81%	112,365	2009
	27.264535	15.034610	-44.86%	124,673	2008
	22.950708	27.264535	18.80%	196,624	2007
	18.416599	22.950708	24.62%	193,505	2006
	15.579834	18.416599	18.21%	205,078	2005
	13.598892	15.579834	14.57%	120,165	2004
	10.096229	11.566945	14.57%	805,283	2004
	10.000000	13.598892	35.99%	119,221	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.977046	13.984922	7.77%	12,605,015	2010
	10.000000	12.977046	29.77%	49,359	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.951641	13.642767	5.34%	86,768	2010
	10.000000	12.951641	29.52%	158,045	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.738195	12.313814	14.67%	583,755	2010
	8.433508	10.738195	27.33%	783,128	2009
	13.513164	8.433508	-37.59%	1,090,581	2008
	13.952782	13.513164	-3.15%	1,286,676	2007
	12.153202	13.952782	14.81%	1,404,623	2006
	11.769582	12.153202	3.26%	1,614,350	2005
	10.112803	11.769582	16.38%	2,095,112	2004
	7.767974	10.112803	30.19%	1,360,120	2003
	10.476789	7.767974	-25.86%	1,157,864	2002
	12.041215	10.476789	-12.99%	1,292,289	2001

91

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.021421	15.196156	8.38%	3,006	2010
	9.795233	14.021421	43.15%	3,413,858	2009
	18.151705	9.795233	-46.04%	4,136,538	2008
	16.055075	18.151705	13.06%	5,146,450	2007
	15.015195	16.055075	6.93%	6,102,687	2006
	14.423412	15.015195	4.10%	8,474,560	2005
	13.617207	14.423412	5.92%	9,976,417	2004
	10.498938	13.617207	29.70%	9,856,806	2003
	14.492226	10.498938	-27.55%	10,196,426	2002
	16.737106	14.492226	-13.41%	10,486,085	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	19.191598	22.046047	14.87%	1,429,443	2010
	13.869768	19.191598	38.37%	1,756,847	2009
	23.414057	13.869768	-40.76%	2,023,282	2008
	22.230932	23.414057	5.32%	2,456,294	2007
	19.070302	22.230932	16.57%	2,732,533	2006
	16.838447	19.070302	13.25%	2,999,375	2005
	14.262204	16.838447	18.06%	2,723,012	2004
	10.000000	14.262204	42.62%	1,896,150	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.215918	14.031691	14.86%	1,385,557	2010
	8.823716	12.215918	38.44%	1,821,724	2009
	14.894211	8.823716	-40.76%	2,192,893	2008
	14.144065	14.894211	5.30%	2,742,511	2007
	12.132822	14.144065	16.58%	3,103,824	2006
	10.715673	12.132822	13.23%	3,731,046	2005
	9.078658	10.715673	18.03%	4,325,376	2004
	6.408618	9.078658	41.66%	5,119,547	2003
	8.309444	6.408618	-22.88%	6,604,871	2002
	9.537743	8.309444	-12.88%	4,032,466	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.519824	2.862400	13.60%	357,890	2010
	2.007059	2.519824	25.55%	392,035	2009
	9.599559	2.007059	-79.09%	64,690	2008
	10.000000	9.599559	-4.00%	21,084	2007

92

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.734844	3.110145	13.72%	8,918	2010
	2.203267	2.734844	24.13%	9,717	2009
	10.429741	2.203267	-78.88%	18,609	2008
	10.541031	10.429741	-1.06%	45,479	2007
	10.000000	10.541031	5.41%	31,514	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.813307	12.435882	15.01%	3,036,121	2010
	8.509930	10.813307	27.07%	3,736,493	2009
	13.963369	8.509930	-39.06%	4,546,488	2008
	13.500759	13.963369	3.43%	5,801,676	2007
	11.849489	13.500759	13.94%	6,074,336	2006
	11.288216	11.849489	4.97%	7,519,794	2005
	10.411603	11.288216	8.42%	8,883,355	2004
	8.295049	10.411603	25.52%	10,102,409	2003
	10.313313	8.295049	-19.57%	10,184,577	2002
	11.590413	10.313313	-11.02%	10,637,665	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.213490	10.039715	22.23%	258,792	2010
	6.044111	8.213490	35.89%	320,371	2009
	9.815165	6.044111	-38.42%	329,096	2008
	10.031176	9.815165	-2.15%	370,153	2007
	10.000000	10.031176	0.31%	216,180	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	9.652914	12.187288	26.26%	1,772,221	2010
	7.349138	9.652914	31.35%	1,925,893	2009
	14.567661	7.349138	-49.55%	2,288,993	2008
	13.832247	14.567661	5.32%	2,863,301	2007
	13.563650	13.832247	1.98%	3,270,888	2006
	12.190602	13.563650	11.26%	4,706,130	2005
	10.275350	12.190602	18.64%	5,277,532	2004
	8.260023	10.275350	24.40%	6,022,109	2003
	11.548911	8.260023	-28.48%	6,314,119	2002
	16.965058	11.548911	-31.93%	7,663,118	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.896626	11.804664	8.33%	243,953	2010
	10.000000	10.896626	8.97%	168,957	2009*

93

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.976283	11.435807	4.19%	883,142	2010
	10.000000	10.976283	9.76%	562,159	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	12.011704	12.862664	7.08%	0	2010
	10.246955	12.011704	17.22%	0	2009
	11.126839	10.246955	-7.91%	0	2008
	10.153242	11.126839	9.59%	0	2007
	10.000000	10.153242	1.53%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	13.126868	14.057075	7.09%	0	2010
	11.622341	13.126868	12.95%	0	2009
	11.201860	11.622341	3.75%	0	2008
	10.400566	11.201860	7.70%	0	2007
	10.000000	10.400566	4.01%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.987553	12.856707	28.73%	0	2010
	6.380097	9.987553	56.54%	0	2009
	11.354550	6.380097	-43.81%	0	2008
	11.025484	11.354550	2.98%	0	2007
	10.000000	11.025484	10.25%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	9.081288	10.406320	14.59%	0	2010
	7.657583	9.081288	18.59%	0	2009
	12.547583	7.657583	-38.97%	0	2008
	11.634830	12.547583	7.85%	0	2007
	10.000000	11.634830	16.35%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.781181	9.570488	23.00%	0	2010
	5.456855	7.781181	42.59%	0	2009
	9.176796	5.456855	-40.54%	0	2008
	10.344132	9.176796	-11.29%	0	2007
	10.000000	10.344132	3.44%	0	2006*

94

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.399847	11.389076	9.51%	0	2010
	8.357628	10.399847	24.44%	0	2009
	11.590356	8.357628	-27.89%	0	2008
	11.035796	11.590356	5.03%	0	2007
	10.000000	11.035796	10.36%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.343356	10.792304	15.51%	0	2010
	7.091970	9.343356	31.75%	0	2009
	11.628450	7.091970	-39.01%	0	2008
	11.419071	11.628450	1.83%	0	2007
	10.000000	11.419071	14.19%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.719666	14.543056	14.34%	0	2010
	7.433630	12.719666	71.11%	0	2009
	10.718264	7.433630	-30.65%	0	2008
	10.601568	10.718264	1.10%	0	2007
	10.000000	10.601568	6.02%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.110656	13.413608	20.73%	0	2010
	7.193633	11.110656	54.45%	0	2009
	11.825693	7.193633	-39.17%	0	2008
	10.829485	11.825693	9.20%	0	2007
	10.000000	10.829485	8.29%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.982075	12.813910	16.68%	0	2010
	7.703510	10.982075	42.56%	0	2009
	10.872144	7.703510	-29.14%	0	2008
	10.776560	10.872144	0.89%	0	2007
	10.000000	10.776560	7.77%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.594237	9.786094	28.86%	0	2010
	5.671114	7.594237	33.91%	0	2009
	10.848959	5.671114	-47.73%	0	2008
	10.372284	10.848959	4.60%	0	2007
	10.000000	10.372284	3.72%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.294462	9.583445	15.54%	0	2010
	6.282955	8.294462	32.02%	0	2009
	10.079993	6.282955	-37.67%	0	2008
	10.847707	10.079993	-7.08%	0	2007
	10.000000	10.847707	8.48%	0	2006*

95

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.583968	10.625453	10.87%	34,372	2010
	8.165616	9.583968	17.37%	46,527	2009
	13.175748	8.165616	-38.03%	64,167	2008
	14.132268	13.175748	-6.77%	78,272	2007
	11.763706	14.132268	20.13%	79,577	2006
	11.109146	11.763706	5.89%	83,214	2005
	9.909926	11.109146	12.10%	92,315	2004
	8.093319	9.909926	22.45%	78,156	2003
	10.168487	8.093319	-20.41%	39,162	2002
	10.000000	10.168487	1.68%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	10.186273	11.600665	13.89%	10,478	2010
	8.211211	10.186273	24.05%	15,818	2009
	13.419392	8.211211	-38.81%	15,725	2008
	13.274409	13.419392	1.09%	14,738	2007
	11.580298	13.274409	14.63%	16,474	2006
	10.949991	11.580298	5.76%	16,862	2005
	9.878421	10.949991	10.85%	18,827	2004
	7.948282	9.878421	24.28%	13,275	2003
	10.190488	7.948282	-22.00%	8,489	2002
	10.000000	10.190488	1.90%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.569330	5.69%	53773	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.527112	11.172115	6.13%	128,276	2010
	9.693185	10.527112	8.60%	160,088	2009
	10.898298	9.693185	-11.06%	298,563	2008
	10.434386	10.898298	4.45%	304,666	2007
	10.000000	10.434386	4.34%	90,211	2006*

96

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.822195	25.895341	8.70%	162,295	2010
	18.470745	23.822195	28.97%	196,000	2009
	21.932715	18.470745	-15.78%	239,807	2008
	20.786417	21.932715	5.51%	332,017	2007
	18.938505	20.786417	9.76%	451,655	2006
	17.032956	18.938505	11.19%	595,238	2005
	15.624194	17.032956	9.02%	790,594	2004
	12.336461	15.624194	26.65%	1,196,261	2003
	11.403171	12.336461	8.18%	1,152,068	2002
	10.456971	11.403171	9.05%	661,833	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	13.318920	13.942223	4.68%	0	2010
	10.146129	13.318920	31.27%	0	2009
	18.498754	10.146129	-45.15%	0	2008
	16.299078	18.498754	13.50%	0	2007
	13.149887	16.299078	23.95%	0	2006
	11.952667	13.149887	10.02%	0	2005
	10.279812	11.952667	16.27%	0	2004
	8.145121	10.279812	26.21%	0	2003
	10.000000	8.145121	-18.55%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	21.225267	26.666572	25.64%	301,802	2010
	10.052063	21.225267	111.15%	381,343	2009
	28.815023	10.052063	-65.12%	449,545	2008
	21.140699	28.815023	36.30%	580,679	2007
	15.300434	21.140699	38.17%	713,141	2006
	11.702352	15.300434	30.75%	961,172	2005
	9.384754	11.702352	24.70%	1,187,751	2004
	6.144858	9.384754	52.73%	1,937,337	2003
	6.389225	6.144858	-3.82%	2,177,354	2002
	6.569856	6.389225	-2.75%	2,400,770	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.958640	28.849797	25.66%	278,658	2010
	10.861853	22.958640	111.37%	356,620	2009
	31.110609	10.861853	-65.09%	262,750	2008
	22.833014	31.110609	36.25%	470,038	2007
	16.520190	22.833014	38.21%	432,605	2006
	12.647978	16.520190	30.62%	485,258	2005
	10.000000	12.647978	26.48%	233,068	2004*

97

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	27.166286	34.775189	28.01%	211,609	2010
	17.409995	27.166286	56.04%	248,166	2009
	32.626096	17.409995	-46.64%	274,287	2008
	22.661928	32.626096	43.97%	436,085	2007
	18.377588	22.661928	23.31%	542,407	2006
	12.232540	18.377588	50.24%	701,604	2005
	9.941176	12.232540	23.05%	891,024	2004
	6.931923	9.941176	43.41%	1,345,636	2003
	7.202559	6.931923	-3.76%	802,424	2002
	8.120188	7.202559	-11.30%	468,871	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.794768	35.585236	28.03%	431,220	2010
	17.803181	27.794768	56.12%	461,632	2009
	33.345665	17.803181	-46.61%	408,659	2008
	23.166285	33.345665	43.94%	546,317	2007
	18.779824	23.166285	23.36%	542,563	2006
	12.504808	18.779824	50.18%	780,349	2005
	10.000000	12.504808	25.05%	337,461	2004*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.096887	12.348357	11.28%	26,598	2010
	8.817241	11.096887	25.85%	35,961	2009
	14.327086	8.817241	-38.46%	48,976	2008
	13.155968	14.327086	8.90%	53,869	2007
	11.683398	13.155968	12.60%	39,739	2006
	10.846475	11.683398	7.72%	39,541	2005
	9.985330	10.846475	8.62%	54,975	2004
	7.469134	9.985330	33.69%	65,352	2003
	9.850083	7.469134	-24.17%	70,740	2002
	9.913591	9.850083	-0.64%	52,043	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.117881	16.471980	25.57%	365,344	2010
	10.000000	13.117881	31.18%	189,445	2009*

98

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.342093	10.143544	21.59%	0	2010
	6.088154	8.342093	37.02%	0	2009
	14.990497	6.088105	-37.36%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.151533	10.249782	0.97%	0	2010
	9.589461	10.151533	5.86%	0	2009
	10.144993	9.589461	-5.48%	0	2008
	9.648485	10.144993	5.15%	0	2007
	9.887224	9.648485	-2.41%	0	2006
	10.134326	9.887224	-2.44%	0	2005
	9.971667	10.134326	1.63%	0	2004
	10.000000	9.971667	-0.28%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.203402	10.090784	9.64%	0	2010
	8.113644	9.203402	13.43%	0	2009
	12.914871	8.113644	-37.18%	0	2008
	13.458111	12.914871	-4.04%	0	2007
	11.965263	13.458111	12.48%	0	2006
	11.904527	11.965263	0.51%	0	2005
	10.968757	11.904527	8.53%	0	2004
	10.000000	10.968757	9.69%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.219277	13.297426	8.82%	0	2010
	9.510528	12.219277	28.48%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.239008	10.583042	14.55%	0	2010
	7.402311	9.239008	24.81%	0	2009
	10.187745	7.402311	-27.34%	0	2008
	10.859495	10.187745	-6.19%	0	2007
	10.000000	10.859495	8.59%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	11.854695	12.498196	5.43%	0	2010
	10.000000	11.854695	18.55%	0	2009*

99

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.086611	10.873706	7.80%	0	2010
	10.000000	10.086611	0.87%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.768853	11.839477	9.94%	0	2010
	10.000000	10.768853	7.69%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.137967	13.461571	20.86%	0	2010
	9.274958	11.137967	20.09%	0	2009
	13.978590	9.274958	-33.65%	0	2008
	14.652833	13.978590	-4.60%	0	2007
	13.332414	14.652833	9.90%	0	2006
	12.942703	13.332414	3.01%	0	2005
	11.055269	12.942703	17.07%	0	2004
	10.000000	11.055269	10.55%	0	2003*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.611719	10.600241	10.28%	0	2010
	7.481490	9.611719	28.47%	0	2009
	11.879229	7.481490	-37.02%	0	2008
	11.476900	11.879229	3.51%	0	2007
	10.940914	11.476900	4.90%	0	2006
	10.992090	10.940914	-0.47%	0	2005
	10.774891	10.992090	2.02%	0	2004
	10.000000	10.774891	7.75%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.529754	10.511927	10.31%	0	2010
	7.853499	9.529754	21.34%	0	2009
	13.009034	7.853499	-39.63%	0	2008
	12.870609	13.009034	1.08%	0	2007
	11.600461	12.870609	10.95%	0	2006
	11.534900	11.600461	0.57%	0	2005
	10.854168	11.534900	6.27%	0	2004
	10.000000	10.854168	8.54%	0	2003*

100

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.936763	11.006634	10.77%	0	2010
	8.441122	9.936763	17.72%	0	2009
	12.475449	8.441122	-32.34%	0	2008
	12.126423	12.475449	2.88%	0	2007
	10.837811	12.126423	11.89%	0	2006
	10.808967	10.837811	0.27%	0	2005
	10.712816	10.808967	0.90%	0	2004
	10.000000	10.712816	7.13%	0	2003*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	12.326440	12.367429	0.33%	0	2010
	9.798488	12.326440	25.80%	0	2009
	16.277090	9.798488	-39.80%	0	2008
	16.274257	16.277090	0.02%	0	2007
	13.818730	16.274257	17.77%	0	2006
	12.856649	13.818730	7.48%	0	2005
	11.152136	12.856649	15.28%	0	2004
	10.000000	11.152136	11.52%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	7.320091	9.221537	25.98%	0	2010
	6.046806	7.320091	21.06%	0	2009
	10.088893	6.046806	-40.06%	0	2008
	11.812870	10.088893	-14.59%	0	2007
	11.850657	11.812870	-0.32%	0	2006
	11.660042	11.850657	1.63%	0	2005
	10.903029	11.660042	6.94%	0	2004
	10.000000	10.903029	9.03%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	10.008685	10.431016	4.22%	0	2010
	8.652019	10.008685	15.68%	0	2009
	9.715944	8.652019	-10.95%	0	2008
	9.600799	9.715944	1.20%	0	2007
	9.595884	9.600799	0.05%	0	2006
	9.861486	9.595884	-2.69%	0	2005
	9.908369	9.861486	-0.47%	0	2004
	10.000000	9.908369	-0.92%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.243563	10.009566	8.29%	0	2010
	7.751430	9.243563	19.25%	0	2009
	10.771790	7.751430	-28.04%	0	2008
	10.324533	10.771790	4.33%	0	2007
	10.000000	10.324533	3.25%	0	2006*

101

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	8.747658	9.622468	10.00%	0	2010
	7.072224	8.747658	23.69%	0	2009
	10.943356	7.072224	-35.37%	0	2008
	10.344144	10.943356	5.79%	0	2007
	10.000000	10.344144	3.44%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.307881	9.256793	11.42%	0	2010
	6.582360	8.307881	26.21%	0	2009
	11.067934	6.582360	-40.53%	0	2008
	10.363925	11.067934	6.79%	0	2007
	10.000000	10.363925	3.64%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	7.993586	9.149011	14.45%	0	2010
	5.639509	7.993586	41.74%	0	2009
	12.879167	5.639509	-56.21%	0	2008
	9.208638	12.879167	39.86%	0	2007
	10.000000	9.208638	-7.91%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.297136	10.277613	10.55%	0	2010
	7.444023	9.297136	24.89%	0	2009
	13.528307	7.444023	-44.97%	0	2008
	13.890888	13.528307	-2.61%	0	2007
	12.042275	13.890888	15.35%	0	2006
	11.853486	12.042275	1.59%	0	2005
	11.079669	11.853486	6.98%	0	2004
	10.000000	11.079669	10.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.458438	10.079227	19.16%	0	2010
	6.871971	8.458438	23.09%	0	2009
	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.765178	11.069975	2.83%	0	2004
	10.000000	10.765178	7.65%	0	2003*

102

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.458438	10.079227	19.16%	0	2010
	6.871971	8.458438	23.09%	0	2009
	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.782503	10.694558	-0.82%	0	2004
	10.000000	10.782503	7.83%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.299791	12.350183	9.30%	0	2010
	8.182238	11.299791	38.10%	0	2009
	11.368331	8.182238	-28.03%	0	2008
	11.532030	11.368331	-1.42%	0	2007
	10.797837	11.532030	6.80%	0	2006
	10.963993	10.797837	-1.52%	0	2005
	10.427515	10.963993	5.14%	0	2004
	10.000000	10.427515	4.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.586046	10.465552	9.17%	0	2010
	6.933730	9.586046	38.25%	0	2009
	9.622730	6.933730	-27.94%	0	2008
	10.000000	9.622730	-3.77%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.126836	10.473865	3.43%	0	2010
	9.114528	10.126836	11.11%	0	2009
	9.817803	9.114528	-7.16%	0	2008
	9.810579	9.817803	0.07%	0	2007
	9.791846	9.810579	0.19%	0	2006
	9.985691	9.791846	-1.94%	0	2005
	9.965907	9.985691	0.20%	0	2004
	10.000000	9.965907	-0.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.387825	10.369478	23.63%	0	2010
	6.236923	8.387825	34.49%	0	2009
	10.735406	6.236923	-41.90%	0	2008
	9.680146	10.735406	10.90%	0	2007
	10.000000	9.680146	-3.20%	0	2006*

103

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.741929	12.744035	8.53%	0	2010
	9.668741	11.741929	21.44%	0	2009
	17.934286	9.668741	-46.09%	0	2008
	15.934056	17.934286	12.55%	0	2007
	14.063448	15.934056	13.30%	0	2006
	12.305317	14.063448	14.29%	0	2005
	11.288602	12.305317	9.01%	0	2004
	10.000000	11.288602	12.89%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.743515	12.747705	8.55%	0	2010
	9.666049	11.743515	21.49%	0	2009
	17.933434	9.666049	-46.10%	0	2008
	15.930793	17.933434	12.57%	0	2007
	14.060232	15.930793	13.30%	0	2006
	12.307376	14.060232	14.24%	0	2005
	11.289618	12.307376	9.01%	0	2004
	10.000000	11.289618	12.90%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	9.518918	11.562186	21.47%	0	2010
	6.296453	9.518918	51.18%	0	2009
	13.428496	6.296453	-53.11%	0	2008
	13.242307	13.428496	1.41%	0	2007
	11.863686	13.242307	11.62%	0	2006
	12.042450	11.863686	-1.48%	0	2005
	10.999077	12.042450	9.49%	0	2004
	10.000000	10.999077	9.99%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.574728	10.362262	8.23%	0	2010
	7.351441	9.574728	30.24%	0	2009
	10.881072	7.351441	-32.44%	0	2008
	10.920707	10.881072	-0.36%	0	2007
	10.000000	10.920707	9.21%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.462622	9.191191	23.16%	0	2010
	6.015726	7.462622	24.05%	0	2009
	9.351208	6.015726	-35.67%	0	2008
	9.975480	9.351208	-6.26%	0	2007
	10.000000	9.975480	-0.25%	0	2006*

104

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.106091	8.584517	5.90%	0	2010
	6.479270	8.106091	25.11%	0	2009
	10.000000	6.479270	-34.56%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.760975	11.017988	12.88%	0	2010
	5.886488	9.760975	65.82%	0	2009
	12.950647	5.886488	-54.55%	0	2008
	10.478821	12.950647	23.59%	0	2007
	10.000000	10.478821	4.79%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.680524	11.149015	4.39%	0	2010
	8.096379	10.680524	31.92%	0	2009
	14.105288	8.096379	-42.60%	0	2008
	12.685572	14.105288	11.19%	0	2007
	10.851188	12.685572	16.90%	0	2006
	10.000000	10.851188	8.51%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	8.918717	9.286917	4.13%	0	2010
	6.767947	8.918717	31.78%	0	2009
	11.822063	6.767947	-42.75%	0	2008
	10.663710	11.822063	10.86%	0	2007
	10.000000	10.663710	6.64%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.725761	13.981080	9.86%	0	2010
	11.163010	12.725761	14.00%	0	2009
	10.942857	11.163010	2.01%	0	2008
	10.262985	10.942857	6.62%	0	2007
	10.000000	10.262985	2.63%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.267707	2.68%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.238682	12.39%	0	2010*

105

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.161308	9.053428	10.93%	0	2010
	7.017619	8.161308	16.30%	0	2009
	12.706274	7.017619	-44.77%	0	2008
	11.812586	12.706274	7.57%	0	2007
	11.568276	11.812586	2.11%	0	2006
	11.064826	11.568276	4.55%	0	2005
	10.803962	11.064826	2.41%	0	2004
	10.000000	10.803962	8.04%	0	2003*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.651314	7.360252	10.66%	0	2010
	5.736320	6.651314	15.95%	0	2009
	10.410361	5.736320	-44.90%	0	2008
	9.702485	10.410361	7.30%	0	2007
	10.000000	9.702485	-2.98%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.278716	8.282959	13.80%	0	2010
	5.337001	7.278716	36.38%	0	2009
	10.510653	5.337001	-49.22%	0	2008
	9.900939	10.510653	6.16%	0	2007
	10.000000	9.900939	-0.99%	0	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	10.980713	11.555069	5.23%	0	2010
	8.910760	10.980713	23.23%	0	2009
	13.281116	8.910760	-32.91%	0	2008
	12.792019	13.281116	3.82%	0	2007
	11.410606	12.792019	12.11%	0	2006
	11.279264	11.410606	1.16%	0	2005
	10.776514	11.279264	4.67%	0	2004
	10.000000	10.776514	7.77%	0	2003*

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	11.490199	12.456473	8.41%	0	2010
	8.845300	11.490199	29.90%	0	2009
	15.447606	8.845300	-42.74%	0	2008
	14.022306	15.447606	10.16%	0	2007
	11.383207	14.022306	23.18%	0	2006
	10.000000	11.383207	13.83%	0	2005*

106

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.405599	18.169039	4.39%	0	2010
	14.491336	17.405599	20.11%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	13.426857	13.732467	2.28%	0	2010
	9.573548	13.426857	40.25%	0	2009
	17.899787	9.573548	-46.52%	0	2008
	13.641882	17.899787	31.21%	0	2007
	13.014930	13.641882	4.82%	0	2006
	12.036965	13.014930	8.12%	0	2005
	10.623009	12.036965	13.31%	0	2004
	10.000000	10.623009	6.23%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.062256	13.230939	19.60%	0	2010
	7.331343	11.062256	50.89%	0	2009
	13.606358	7.331343	-46.12%	0	2008
	11.637258	13.606358	16.92%	0	2007
	11.223502	11.637258	3.69%	0	2006
	10.494788	11.223502	6.94%	0	2005
	10.835926	10.494788	-3.15%	0	2004
	10.000000	10.835926	8.36%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	11.027225	13.176294	19.49%	0	2010
	7.317318	11.027225	50.70%	0	2009
	13.598782	7.317318	-46.19%	0	2008
	11.636151	13.598782	16.87%	0	2007
	11.234036	11.636151	3.58%	0	2006
	10.483595	11.234036	7.16%	0	2005
	10.853357	10.483595	-3.41%	0	2004
	10.000000	10.853357	8.53%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.189892	26.649685	20.10%	0	2010
	12.900948	22.189892	72.00%	0	2009
	28.109273	12.900948	-54.10%	0	2008
	22.854915	28.109273	22.99%	0	2007
	16.218265	22.854915	40.92%	0	2006
	12.788214	16.218265	26.82%	0	2005
	11.215445	12.788214	14.02%	0	2004
	10.000000	11.215445	12.15%	0	2003*

107

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	22.140293	26.587388	20.09%	0	2010
	12.872166	22.140293	72.00%	0	2009
	28.057725	12.872166	-54.12%	0	2008
	22.822715	28.057725	22.94%	0	2007
	16.202801	22.822715	40.86%	0	2006
	12.783516	16.202801	26.75%	0	2005
	11.213596	12.783516	14.00%	0	2004
	10.000000	11.213596	12.14%	0	2003*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	10.113020	11.992306	18.58%	0	2010
	8.310287	10.113020	21.69%	0	2009
	12.954861	8.310287	-35.85%	0	2008
	13.167496	12.954861	-1.61%	0	2007
	11.731699	13.167496	12.24%	0	2006
	11.182422	11.731699	4.91%	0	2005
	10.000000	11.182422	11.82%	0	2004*

MFS ® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	8.530108	9.112414	6.83%	0	2010
	7.252605	8.530108	17.61%	0	2009
	11.227739	7.252605	-35.40%	0	2008
	10.866790	11.227739	3.32%	0	2007
	10.000000	10.866790	8.67%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.557617	5.58%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.529050	8.625147	1.13%	0	2010
	7.835461	8.529050	8.85%	0	2009
	9.423239	7.835461	-16.85%	0	2008
	9.365965	9.423239	0.61%	0	2007
	9.356855	9.365965	0.10%	0	2006
	9.601985	9.356855	-2.55%	0	2005
	9.919575	9.601985	-3.20%	0	2004
	10.000000	9.919575	-0.80%	0	2003*

108

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.323718	7.265439	14.89%	0	2010
	5.363437	6.323718	17.90%	0	2009
	9.226552	5.363437	-41.87%	0	2008
	9.558989	9.226552	-3.48%	0	2007
	10.000000	9.558989	-4.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.428285	11.126068	18.01%	0	2010
	7.468868	9.428285	26.23%	0	2009
	12.842155	7.468868	-41.84%	0	2008
	12.427065	12.842155	3.34%	0	2007
	11.377568	12.427065	9.22%	0	2006
	11.083971	11.377568	2.65%	0	2005
	10.000000	11.083971	10.84%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	10.019645	11.476701	14.54%	0	2010
	7.815615	10.019645	28.20%	0	2009
	13.276785	7.815615	-41.13%	0	2008
	11.565261	13.276785	14.80%	0	2007
	11.340179	11.565261	1.98%	0	2006
	11.084575	11.340179	2.31%	0	2005
	10.670030	11.084575	3.89%	0	2004
	10.000000	10.670030	6.70%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.231233	13.330305	8.99%	0	2010
	10.000000	12.231233	22.31%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.376153	9.012376	7.60%	0	2010
	7.066110	8.376153	18.54%	0	2009
	10.476629	7.066110	-32.55%	0	2008
	10.278608	10.476629	1.93%	0	2007
	10.000000	10.278608	2.79%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.462638	9.633393	1.80%	0	2010
	8.784373	9.462638	7.72%	0	2009
	10.147471	8.784373	-13.43%	0	2008
	10.261063	10.147471	-1.11%	0	2007
	10.000000	10.261063	2.61%	0	2006*

109

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.292897	9.934859	6.91%	0	2010
	6.832432	9.292897	36.01%	0	2009
	11.593301	6.832432	-41.07%	0	2008
	10.556235	11.593301	9.82%	0	2007
	10.000000	10.556235	5.56%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	7.744145	8.791840	13.53%	0	2010
	5.809537	7.744145	33.30%	0	2009
	10.843305	5.809537	-46.42%	0	2008
	10.091049	10.843305	7.45%	0	2007
	10.000000	10.091049	0.91%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.190095	7.664286	6.60%	0	2010
	5.727866	7.190095	25.53%	0	2009
	9.629306	5.727866	-40.52%	0	2008
	10.000000	9.629306	-3.71%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.045774	12.005264	8.69%	0	2010
	7.876480	11.045774	40.24%	0	2009
	11.388210	7.876480	-30.84%	0	2008
	11.498656	11.388210	-0.96%	0	2007
	10.822514	11.498656	6.25%	0	2006
	11.004388	10.822514	-1.65%	0	2005
	10.406133	11.004388	5.75%	0	2004
	10.000000	10.406133	4.06%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.467702	11.377568	8.69%	0	2010
	7.460080	10.467702	40.32%	0	2009
	10.802451	7.460080	-30.94%	0	2008
	10.903657	10.802451	-0.93%	0	2007
	10.262940	10.903657	6.24%	0	2006
	10.000000	10.262940	2.63%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.411026	8.229496	11.04%	0	2010
	5.044281	7.411026	46.92%	0	2009
	10.000000	5.044281	-49.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.597901	9.019048	18.70%	0	2010
	6.013929	7.597901	26.34%	0	2009
	10.000000	6.013929	-39.25%	0	2008*

110

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal sm Aggressive Fund: Class II - Q/NQ	7.746398	8.553514	10.42%	0	2010
	6.242423	7.746398	24.09%	0	2009
	10.000000	6.242423	-36.95%	0	2008*

NVIT NVIT Cardinal sm Balanced Fund: Class II - Q/NQ	8.950313	9.491560	6.05%	0	2010
	7.776855	8.950313	15.09%	0	2009
	10.000000	7.776855	-21.45%	0	2008*

NVIT NVIT Cardinal sm Capital Appreciation Fund: Class II - Q/NQ	8.428800	9.099111	7.95%	0	2010
	7.067579	8.428800	19.26%	0	2009
	10.000000	7.067579	-28.61%	0	2008*

NVIT NVIT Cardinal sm Conservative Fund: Class II - Q/NQ	9.668776	9.918533	2.58%	0	2010
	8.906629	9.668776	8.56%	0	2009
	10.000000	8.906629	-10.04%	0	2008*

NVIT NVIT Cardinal sm Moderate Fund: Class II - Q/NQ	8.689960	9.296022	6.97%	0	2010
	7.419002	8.689960	17.13%	0	2009
	10.000000	7.419002	-25.06%	0	2008*

NVIT NVIT Cardinal sm Moderately Aggressive Fund: Class II - Q/NQ	8.159168	8.880340	8.84%	0	2010
	6.711001	8.159168	21.58%	0	2009
	10.000000	6.711001	-32.21%	0	2008*

NVIT NVIT Cardinal sm Moderately Conservative Fund: Class II - Q/NQ	9.212263	9.647884	4.73%	0	2010
	8.150065	9.212263	13.03%	0	2009
	10.000000	8.150065	-17.68%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.116136	10.402275	2.83%	0	2010
	9.681576	10.116136	4.49%	0	2009
	10.000000	9.681576	-2.21%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.810218	11.225837	3.84%	0	2010
	9.665853	10.810218	11.84%	0	2009
	10.000000	9.665853	-2.37%	0	2008*

111

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.492572	22.868184	11.59%	0	2010
	13.063784	20.492572	56.87%	0	2009
	32.206200	13.063784	-59.44%	0	2008
	23.036685	32.206200	39.80%	0	2007
	17.540452	23.036685	31.33%	0	2006
	13.766075	17.540452	27.42%	0	2005
	11.869749	13.766075	15.98%	0	2004
	10.000000	11.869749	18.70%	0	2003*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	20.469645	22.850267	11.63%	0	2010
	13.035555	20.469645	57.03%	0	2009
	32.188257	13.035555	-59.50%	0	2008
	23.028703	32.188257	39.77%	0	2007
	17.543805	23.028703	31.26%	0	2006
	13.766872	17.543805	27.43%	0	2005
	11.869135	13.766872	15.99%	0	2004
	10.000000	11.869135	18.69%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.095776	10.160733	0.64%	0	2010
	10.235724	10.095776	-1.37%	0	2009
	9.892845	10.235724	3.47%	0	2008
	9.613647	9.892845	2.90%	0	2007
	9.684306	9.613647	-0.73%	0	2006
	9.762819	9.684306	-0.80%	0	2005
	9.843185	9.762819	-0.82%	0	2004
	10.000000	9.843185	-1.57%	0	2003*

NVIT NVIT International Equity Fund: Class I - Q/NQ	15.627501	17.005956	8.82%	0	2010
	12.542358	15.627501	24.60%	0	2009
	24.209543	12.542358	-48.19%	0	2008
	19.827839	24.209543	22.10%	0	2007
	15.523325	19.827839	27.73%	0	2006
	12.410339	15.523325	25.08%	0	2005
	11.314552	12.410339	9.68%	0	2004
	10.000000	11.314552	13.15%	0	2003*

112

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.642503	17.019159	8.80%	0	2010
	12.559316	15.642503	24.55%	0	2009
	24.234691	12.559316	-48.18%	0	2008
	19.847953	24.234691	22.10%	0	2007
	15.540748	19.847953	27.72%	0	2006
	12.427603	15.540748	25.05%	0	2005
	11.314566	12.427603	9.84%	0	2004
	10.000000	11.314566	13.15%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.570023	7.809233	3.16%	0	2010
	6.128191	7.570023	23.53%	0	2009
	11.212214	6.128191	-45.34%	0	2008
	10.673739	11.212214	5.04%	0	2007
	10.000000	10.673739	6.74%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.549739	11.615800	10.11%	0	2010
	8.634548	10.549739	22.18%	0	2009
	14.235164	8.634548	-39.34%	0	2008
	13.990267	14.235164	1.75%	0	2007
	12.461817	13.990267	12.27%	0	2006
	12.019393	12.461817	3.68%	0	2005
	10.974232	12.019393	9.52%	0	2004
	10.000000	10.974232	9.74%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.331291	11.952139	5.48%	0	2010
	10.000000	11.331291	13.31%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.880689	12.784624	7.61%	0	2010
	10.000000	11.880689	18.81%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.873760	10.042693	1.71%	0	2010
	9.423659	9.873760	4.78%	0	2009
	10.440074	9.423659	-9.74%	0	2008
	10.316621	10.440074	1.20%	0	2007
	10.116112	10.316621	1.98%	0	2006
	10.193861	10.116112	-0.76%	0	2005
	10.141238	10.193861	0.52%	0	2004
	10.000000	10.141238	1.41%	0	2003*

113

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.305393	10.978885	6.54%	0	2010
	9.005864	10.305393	14.43%	0	2009
	12.208535	9.005864	-26.23%	0	2008
	12.032398	12.208535	1.46%	0	2007
	11.248718	12.032398	6.97%	0	2006
	11.115884	11.248718	1.19%	0	2005
	10.565405	11.115884	5.21%	0	2004
	10.000000	10.565405	5.65%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.575470	11.461774	8.38%	0	2010
	8.851314	10.575470	19.48%	0	2009
	13.432612	8.851314	-34.11%	0	2008
	13.177616	13.432612	1.94%	0	2007
	11.976471	13.177616	10.03%	0	2006
	11.644012	11.976471	2.86%	0	2005
	10.814880	11.644012	7.67%	0	2004
	10.000000	10.814880	8.15%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.163087	10.593189	4.23%	0	2010
	9.236089	10.163087	10.04%	0	2009
	11.319020	9.236089	-18.40%	0	2008
	11.134624	11.319020	1.66%	0	2007
	10.690743	11.134624	4.15%	0	2006
	10.651306	10.690743	0.37%	0	2005
	10.348422	10.651306	2.93%	0	2004
	10.000000	10.348422	3.48%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.456517	13.887868	21.22%	0	2010
	8.721904	11.456517	31.35%	0	2009
	14.293319	8.721904	-38.98%	0	2008
	13.838283	14.293319	3.29%	0	2007
	13.109414	13.838283	5.56%	0	2006
	12.173833	13.109414	7.69%	0	2005
	10.951467	12.173833	11.16%	0	2004
	10.000000	10.951467	9.51%	0	2003*

114

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.008717	8.652885	-3.95%	0	2010
	9.375258	9.008717	-3.91%	0	2009
	9.564387	9.375258	-1.98%	0	2008
	9.504398	9.564387	0.63%	0	2007
	9.465361	9.504398	0.41%	0	2006
	9.597465	9.465361	-1.38%	0	2005
	9.911733	9.597465	-3.17%	0	2004
	10.000000	9.911733	-0.88%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.821503	10.432475	6.22%	0	2010
	8.220884	9.821503	19.47%	0	2009
	10.348459	8.220884	-20.56%	0	2008
	10.299953	10.348459	0.47%	0	2007
	10.227481	10.299953	0.71%	0	2006
	10.419748	10.227481	-1.85%	0	2005
	10.182870	10.419748	2.33%	0	2004
	10.000000	10.182870	1.83%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	7.722382	8.568119	10.95%	0	2010
	6.195189	7.722382	24.65%	0	2009
	10.000000	6.195189	-39.63%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	10.365464	10.564975	1.92%	0	2010
	8.311795	10.365464	24.71%	0	2009
	16.126495	8.311795	-48.46%	0	2008
	16.315280	16.126495	-1.16%	0	2007
	13.836770	16.315280	17.91%	0	2006
	12.854613	13.836770	7.64%	0	2005
	11.128261	12.854613	15.51%	0	2004
	10.000000	11.128261	11.28%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.722382	8.568119	10.95%	0	2010
	6.195189	7.722382	24.65%	0	2009
	10.000000	6.195189	-37.42%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.235274	2.35%	0	2010*

115

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.562561	8.189940	8.30%	0	2010
	6.179649	7.562561	22.38%	0	2009
	10.000000	6.179649	-37.58%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.463477	9.091660	21.82%	0	2010
	6.112554	7.463477	22.10%	0	2009
	10.000000	6.112554	-38.26%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.243412	9.472592	14.91%	0	2010
	6.578097	8.243412	25.32%	0	2009
	10.000000	6.578097	-33.56%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	7.881728	9.497341	20.50%	0	2010
	6.437948	7.881728	22.43%	0	2009
	12.511161	6.437948	-48.54%	0	2008
	11.871058	12.511161	5.39%	0	2007
	11.974118	11.871058	-0.86%	0	2006
	11.531851	11.974118	3.84%	0	2005
	10.585805	11.531851	8.94%	0	2004
	10.000000	10.585805	5.86%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	10.169965	12.367596	21.61%	0	2010
	8.389087	10.169965	21.23%	0	2009
	12.874275	8.389087	-34.84%	0	2008
	14.399755	12.874275	-10.59%	0	2007
	12.780098	14.399755	12.67%	0	2006
	12.907398	12.780098	-0.99%	0	2005
	11.456256	12.907398	12.67%	0	2004
	10.000000	11.456256	14.56%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	11.004148	13.246230	20.37%	0	2010
	8.505227	11.004148	29.38%	0	2009
	14.327367	8.505227	-40.64%	0	2008
	14.608533	14.327367	-1.92%	0	2007
	13.573617	14.608533	7.62%	0	2006
	12.580378	13.573617	7.90%	0	2005
	11.004229	12.580378	14.32%	0	2004
	10.000000	11.004229	10.04%	0	2003*

116

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	9.024083	9.833719	8.97%	0	2010
	7.450811	9.024083	21.12%	0	2009
	13.274156	7.450811	-43.87%	0	2008
	12.777678	13.274156	3.89%	0	2007
	11.706272	12.777678	9.15%	0	2006
	11.342138	11.706272	3.21%	0	2005
	10.759298	11.342138	5.42%	0	2004
	10.000000	10.759298	7.59%	0	2003*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	6.906033	8.635846	25.05%	0	2010
	5.495759	6.906033	25.66%	0	2009
	10.000000	5.495759	-44.49%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.958459	9.796568	-1.63%	0	2010
	9.679724	9.958459	2.88%	0	2009
	10.000000	9.679724	-2.23%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.239192	13.103337	7.06%	0	2010
	8.024784	12.239192	20.82%	0	2009
	14.224412	8.024784	-43.58%	0	2008
	12.098532	14.224412	17.57%	0	2007
	12.631194	12.098532	-4.22%	0	2006
	11.741214	12.631194	7.58%	0	2005
	10.754059	11.947615	11.10%	0	2004
	10.000000	10.754059	7.54%	0	2003*

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	12.253704	13.107432	6.97%	0	2010
	10.206283	12.253704	20.06%	0	2009
	19.088465	10.206283	-46.53%	0	2008
	16.572674	19.088465	15.18%	0	2007
	13.712619	16.572674	20.86%	0	2006
	11.961537	13.712619	14.64%	0	2005
	10.766604	11.961537	11.10%	0	2004
	10.000000	10.766604	7.67%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.713632	13.286387	4.51%	0	2010
	10.000000	12.713632	27.14%	0	2009*

117

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.688663	12.961287	2.15%	0	2010
	10.000000	12.688663	26.89%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.622525	10.700558	11.20%	0	2010
	7.793313	9.622525	23.47%	0	2009
	12.878644	7.793313	-39.49%	0	2008
	13.715331	12.878644	-6.10%	0	2007
	12.318371	13.715331	11.34%	0	2006
	12.300999	12.318371	0.14%	0	2005
	10.899337	12.300999	12.86%	0	2004
	10.000000	10.899337	8.99%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.705971	14.154208	11.40%	0	2010
	9.469454	12.705971	34.18%	0	2009
	16.486328	9.469454	-42.56%	0	2008
	16.144911	16.486328	2.11%	0	2007
	14.280808	16.144911	13.05%	0	2006
	13.001985	14.280808	9.84%	0	2005
	11.356483	13.001985	14.49%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.719412	14.168021	11.39%	0	2010
	9.474398	12.719412	34.25%	0	2009
	16.493364	9.474398	-42.56%	0	2008
	16.154612	16.493364	2.10%	0	2007
	14.288964	16.154612	13.06%	0	2006
	13.012802	14.288964	9.81%	0	2005
	11.369014	13.012802	14.46%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.320939	2.556670	10.16%	0	2010
	1.906341	2.320939	21.75%	0	2009
	9.404149	1.906341	-79.73%	0	2008
	10.000000	9.404149	-5.96%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.442692	2.693794	10.28%	0	2010
	2.029348	2.442692	20.37%	0	2009
	9.908035	2.029348	-79.52%	0	2008
	10.328298	9.908035	-4.07%	0	2007
	10.000000	10.328298	3.28%	0	2006*

118

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.331567	10.407108	11.53%	0	2010
	7.573271	9.331567	23.22%	0	2009
	12.815658	7.573271	-40.91%	0	2008
	12.780248	12.815658	0.28%	0	2007
	11.566366	12.780248	10.49%	0	2006
	11.361558	11.566366	1.80%	0	2005
	10.806414	11.361558	5.14%	0	2004
	10.000000	10.806414	8.06%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.336156	8.696025	18.54%	0	2010
	5.567228	7.336156	31.77%	0	2009
	9.324018	5.567228	-40.29%	0	2008
	9.828609	9.324018	-5.13%	0	2007
	10.000000	9.828609	-1.71%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.951298	9.735270	22.44%	0	2010
	6.242673	7.951298	27.37%	0	2009
	12.762396	6.242673	-51.09%	0	2008
	12.498690	12.762396	2.11%	0	2007
	12.637907	12.498690	-1.10%	0	2006
	11.712128	12.637907	7.90%	0	2005
	10.180272	11.712128	15.05%	0	2004
	10.000000	10.180272	1.80%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.674876	11.214175	5.05%	0	2010
	10.000000	10.674876	6.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.752914	10.863775	1.03%	0	2010
	10.000000	10.752914	7.53%	0	2009*

119

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.310732	10.282766	10.44%	0	2010
	7.739898	9.310732	20.30%	0	2009
	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	12.000010	11.972652	2.56%	0	2005
	11.038814	12.000010	8.71%	0	2004
	10.000000	11.038814	10.39%	0	2003*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.310732	10.282766	10.44%	0	2010
	7.739898	9.310732	20.30%	0	2009
	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	11.673494	10.600292	-2.13%	0	2005
	10.859942	11.673494	7.49%	0	2004
	10.000000	10.859942	8.60%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.356002	3.56%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.404011	9.677992	2.91%	0	2010
	8.929413	9.404011	5.31%	0	2009
	10.353252	8.929413	-13.75%	0	2008
	10.223790	10.353252	1.27%	0	2007
	10.000000	10.223790	2.24%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	13.317584	14.038333	5.41%	0	2010
	10.648173	13.317584	25.07%	0	2009
	13.039103	10.648173	-18.34%	0	2008
	12.745643	13.039103	2.30%	0	2007
	11.974194	12.745643	6.44%	0	2006
	11.104708	11.974194	7.83%	0	2005
	10.504370	11.104708	5.72%	0	2004
	10.000000	10.504370	5.04%	0	2003*

120

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	9.912065	10.062063	1.51%	0	2010
	7.786731	9.912065	27.29%	0	2009
	14.641550	7.786731	-46.82%	0	2008
	13.305566	14.641550	10.04%	0	2007
	11.068988	13.305566	20.21%	0	2006
	10.000000	11.068988	10.69%	0	2005*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	19.289580	23.506362	21.86%	0	2010
	9.410501	19.289580	104.98%	0	2009
	27.799875	9.410501	-66.15%	0	2008
	21.043388	27.799875	32.11%	0	2007
	15.699260	21.043388	34.04%	0	2006
	14.053549	15.699260	26.67%	0	2005
	10.000000	12.393433	23.93%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	21.856129	26.628898	21.84%	0	2010
	10.673498	21.856129	104.77%	0	2009
	31.557016	10.673498	-66.18%	0	2008
	23.878911	31.557016	32.15%	0	2007
	17.820098	23.878911	34.00%	0	2006
	14.053549	17.820098	26.80%	0	2005
	11.622177	14.053549	20.92%	0	2004
	10.000000	11.622177	16.22%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	23.352230	28.993052	24.16%	0	2010
	15.425011	23.352230	51.39%	0	2009
	29.796824	15.425011	-48.23%	0	2008
	21.350815	29.796824	39.56%	0	2007
	17.847051	21.350815	19.63%	0	2006
	12.253143	17.847051	45.65%	0	2005
	10.000000	12.253143	22.53%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.452050	32.836529	24.14%	0	2010
	17.481972	26.452050	51.31%	0	2009
	33.787779	17.481972	-48.26%	0	2008
	24.205771	33.787779	39.59%	0	2007
	20.240794	24.205771	19.59%	0	2006
	13.891560	20.240794	45.71%	0	2005
	11.641812	13.891560	19.32%	0	2004
	10.000000	11.641812	16.42%	0	2003*

121

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.331189	11.148376	7.91%	0	2010
	8.465265	10.331189	22.04%	0	2009
	14.186036	8.465265	-40.33%	0	2008
	13.435466	14.186036	5.59%	0	2007
	12.303147	13.435466	9.20%	0	2006
	11.777448	12.303147	4.46%	0	2005
	11.180941	11.777448	5.34%	0	2004
	10.000000	11.180941	11.81%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.851536	15.649378	21.77%	0	2010
	10.000000	12.851536	28.52%	0	2009*

122

Appendix B: Condensed Financial Information (Waddell & Reed)

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 20 10 (the maximum variable account charge of 3.95%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Th ose Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                1-800-848-6331, TDD 1-800-238-3035
writing:                                Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                      www.waddell.com

The following Sub-Accounts were added to the Variable Account effective May 1, 2011, therefore, no Condensed Financial Information is available:

Ivy Funds Variable Insurance Portfolios, Inc.
•	Global Bond
•	Limited Term Bond

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.342511	24.050210	7.64%	2,659,018	2010
	18.038769	22.342511	23.86%	3,158,313	2009
	24.542535	18.038769	-26.50%	3,240,851	2008
	17.194153	24.542535	42.74%	2,262,547	2007
	14.447635	17.194153	19.01%	2,239,129	2006
	11.736787	14.447635	23.10%	2,070,589	2005
	10.458494	11.736787	12.22%	1,992,445	2004
	9.471902	10.458494	10.42%	1,800,514	2003
	9.258785	9.471902	2.30%	1,376,357	2002
	10.381905	9.258785	-10.82%	837,616	2001

123

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.470316	14.465082	16.00%	1,337,435	2010
	11.119320	12.470316	12.15%	1,508,282	2009
	14.209605	11.119320	-21.75%	1,793,309	2008
	12.621716	14.209605	12.58%	1,333,603	2007
	11.457924	12.621716	10.16%	1,508,929	2006
	11.015216	11.457924	4.02%	1,718,840	2005
	10.208709	11.015216	7.90%	1,886,164	2004
	8.654366	10.208709	17.96%	1,724,796	2003
	9.540115	8.654366	-9.28%	1,418,807	2002
	10.240525	9.540115	-6.84%	1,078,990	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	14.315463	15.035906	5.03%	2,547,339	2010
	13.486609	14.315463	6.15%	2,537,484	2009
	13.573634	13.486609	-0.64%	2,709,413	2008
	12.969298	13.573634	4.66%	1,895,102	2007
	12.560339	12.969298	3.26%	1,408,675	2006
	12.479024	12.560339	0.65%	1,506,015	2005
	12.128095	12.479024	2.89%	1,646,666	2004
	11.752610	12.128095	3.19%	1,722,859	2003
	10.887834	7.752610	7.94%	1,546,604	2002
	10.228323	10.887834	6.45%	1,024,483	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.453349	11.320110	19.75%	4,064,169	2010
	7.695417	9.453349	22.84%	4,864,628	2009
	11.910670	7.695417	-35.39%	5,561,043	2008
	10.546121	11.910670	12.94%	3,659,302	2007
	9.101039	10.546121	15.88%	4,158,916	2006
	8.428947	9.101039	7.97%	4,471,042	2005
	7.766584	8.428947	8.53%	4,897,600	2004
	6.686505	7.766584	16.15%	4,966,593	2003
	8.614083	6.686505	-22.38%	4,658,236	2002
	10.220980	8.614083	-15.72%	3,384,052	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	12.013668	13.847743	15.27%	577,780	2010
	10.288910	12.013668	16.76%	625,746	2009
	16.209097	10.288910	-36.52%	626,828	2008
	14.021570	16.209097	15.60%	436,409	2007
	12.212264	14.021570	14.82%	382,029	2006
	10.907726	12.212264	11.96%	238,635	2005
	10.000000	10.907726	9.08%	130,922	2004*

124

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.299232	12.441333	20.80%	256,352	2010
	7.401688	10.299232	39.15%	219,127	2009
	13.876307	7.401688	-46.66%	183,805	2008
	9.259970	13.876307	49.85%	73,754	2007
	10.000000	9.259970	-7.40%	29,720	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.252406	16.526083	15.95%	690,903	2010
	8.286647	14.252406	71.99%	819,488	2009
	21.708432	8.286647	-61.83%	669,446	2008
	15.273371	21.708432	42.13%	417,463	2007
	12.287089	15.273371	24.30%	341,564	2006
	10.000000	12.287089	22.87%	109,653	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.477107	10.568054	11.51%	4,514,712	2010
	7.529470	9.477107	25.87%	5,330,513	2009
	11.928767	7.529470	-36.88%	6,129,775	2008
	9.572816	11.928767	21.75%	4,260,050	2007
	9.200918	9.572816	4.04%	4,828,577	2006
	8.351160	9.200918	10.18%	5,529,745	2005
	8.161335	8.351160	2.33%	6,085,193	2004
	6.695716	8.161335	21.89%	5,729,311	2003
	8.589350	6.695716	-22.05%	4,510,709	2002
	10.123886	8.589350	-15.16%	3,185,097	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	17.491821	19.900099	13.77%	1,417,890	2010
	12.060869	17.491821	45.03%	1,465,514	2009
	15.574727	12.060869	-22.56%	1,375,039	2008
	15.140341	15.574727	2.87%	1,038,658	2007
	13.862250	15.140341	9.22%	1,068,834	2006
	13.647506	13.862250	1.57%	1,055,173	2005
	12.541413	13.647506	8.82%	1,103,896	2004
	10.574579	12.541413	18.60%	1,010,317	2003
	10.896533	10.574579	-2.95%	863,210	2002
	10.076613	10.896533	8.14%	539,322	2001

125

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	14.259480	16.114641	13.01%	403,291	2010
	10.510806	14.259480	35.66%	433,592	2009
	18.378815	10.510806	-42.81%	416,657	2008
	16.887720	18.378815	8.83%	315,422	2007
	13.153656	16.887720	28.39%	286,332	2006
	11.945966	13.153656	10.11%	181,105	2005
	10.000000	11.945966	19.46%	70,812	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.590859	12.041481	13.70%	1,274,792	2010
	8.426470	10.590859	25.69%	1,461,496	2009
	14.704963	8.426470	-42.70%	1,473,125	2008
	12.240210	14.704963	20.14%	896,200	2007
	10.213807	12.240210	19.84%	916,763	2006
	8.853054	10.213807	15.37%	909,815	2005
	7.840387	8.853054	12.92%	957,684	2004
	6.337656	7.840387	23.71%	843,562	2003
	7.817619	6.337656	-18.93%	717,737	2002
	10.149762	7.817619	-22.98%	458,817	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.333024	15.811731	39.52%	111,853	2010
	8.098121	11.333024	39.95%	112,274	2009
	15.733650	8.098121	-48.53%	81,187	2008
	14.917517	15.733650	5.47%	59,407	2007
	13.415018	14.917517	11.20%	57,292	2006
	11.205120	13.415018	19.72%	45,082	2005
	10.000000	11.205120	12.05%	23,374	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.503054	16.292522	30.31%	343,288	2010
	8.606807	12.503054	45.27%	338,799	2009
	13.625861	8.606807	-36.83%	293,028	2008
	12.216068	13.625861	11.54%	186,995	2007
	11.360798	12.216068	7.53%	143,195	2006
	10.000000	11.360798	13.61%	44,489	2005*

126

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.282392	11.183620	-0.88%	903,324	2010
	11.275744	11.282392	0.06%	1,076,320	2009
	11.140535	11.275744	1.21%	1,662,570	2008
	10.751664	11.140535	3.62%	584,134	2007
	10.405234	10.751664	3.33%	487,118	2006
	10.249548	10.405234	1.52%	413,031	2005
	10.276601	10.249548	-0.26%	357,689	2004
	10.321989	10.276601	-0.44%	300,740	2003
	10.303622	10.321989	0.18%	356,275	2002
	10.042070	10.303622	2.60%	328,055	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.308177	14.394054	27.29%	176,640	2010
	9.235171	11.308177	22.45%	217,176	2009
	14.577035	9.235171	-36.65%	244,356	2008
	17.534744	14.577035	-16.87%	143,356	2007
	13.608265	17.534744	28.85%	158,340	2006
	12.395855	13.608265	9.78%	107,937	2005
	10.000000	12.395855	23.96%	44,759	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.523818	15.103806	11.68%	1,770,468	2010
	9.492077	13.523818	42.47%	2,000,257	2009
	14.495825	9.492077	-34.52%	2,161,507	2008
	11.768023	14.495825	23.18%	1,534,306	2007
	11.013522	11.768023	6.85%	1,676,120	2006
	9.483442	11.013522	16.13%	1,839,670	2005
	8.236019	9.483442	15.15%	1,926,229	2004
	6.373690	8.236019	29.22%	1,721,980	2003
	8.465463	6.373690	-24.71%	1,319,140	2002
	9.703241	8.465463	-12.76%	824,061	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	12.146147	15.501552	27.63%	1,686,356	2010
	9.102132	12.146147	33.44%	1,972,194	2009
	15.108568	9.102132	-39.76%	2,045,749	2008
	13.437940	15.108568	12.43%	1,411,123	2007
	12.913866	13.437940	4.06%	1,584,308	2006
	11.549477	12.913866	11.81%	1,807,644	2005
	10.202000	11.549477	13.21%	1,994,071	2004
	7.586249	10.202000	34.48%	1,839,227	2003
	9.793049	7.586249	-22.53%	1,582,101	2002
	10.082446	9.793049	-2.87%	1,032,484	2001

127

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.954432	14.968563	25.21%	169,333	2010
	9.345214	11.954432	27.92%	183,325	2009
	12.772647	9.345214	-26.83%	205,721	2008
	13.451362	12.772647	-5.05%	159,013	2007
	11.622311	13.451362	15.74%	133,631	2006
	11.265957	11.622311	3.16%	118,706	2005
	10.000000	11.265957	12.66%	76,012	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.266338	14.422791	17.58%	1,201,818	2010
	9.778763	12.266338	25.44%	1,276,287	2009
	14.916596	9.778763	-34.44%	1,418,489	2008
	14.780173	14.916596	0.92%	1,186,810	2007
	12.766443	14.780173	15.77%	1,296,638	2006
	12.342628	12.766443	3.43%	1,513,441	2005
	10.863749	12.342628	13.61%	1,608,538	2004
	8.766516	10.863749	23.92%	1,372,764	2003
	10.137650	8.766516	-13.53%	1,004,512	2002
	10.000000	10.137650	1.38%	556,685	2001*

128

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.405599	18.169039	4.39%	0	2010
	14.491336	17.405599	20.11%	0	2009
	20.332669	14.491336	-28.73%	0	2008
	14.691582	20.332669	38.40%	0	2007
	12.729106	14.691582	15.42%	0	2006
	10.662462	12.729106	19.38%	0	2005
	10.000000	10.662462	6.62%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.266572	11.548473	12.49%	0	2010
	9.440201	10.266572	8.75%	0	2009
	12.441146	9.440201	-24.12%	0	2008
	11.397827	12.441146	9.15%	0	2007
	10.669104	11.397827	6.83%	0	2006
	10.576246	10.669104	0.88%	0	2005
	10.000000	10.576246	5.76%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	9.818087	9.999968	1.85%	0	2010
	9.538424	9.818087	2.93%	0	2009
	9.899757	9.538424	-3.65%	0	2008
	9.755962	9.899757	1.47%	0	2007
	9.742580	9.755962	0.14%	0	2006
	9.981000	9.742580	-2.39%	0	2005
	10.000000	9.981000	-0.19%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	10.198797	11.843323	16.12%	0	2010
	8.561498	10.198797	19.12%	0	2009
	13.666034	8.561498	-37.35%	0	2008
	12.480257	13.666034	9.50%	0	2007
	11.105476	12.480257	12.38%	0	2006
	10.605582	11.105476	4.71%	0	2005
	10.000000	10.605582	6.06%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.114550	11.305899	11.78%	0	2010
	8.933047	10.114550	13.23%	0	2009
	14.513696	8.933047	-38.45%	0	2008
	12.949192	14.513696	12.08%	0	2007
	11.629388	12.949192	11.35%	0	2006
	10.710456	11.629388	8.58%	0	2005
	10.000000	10.710456	7.10%	0	2004*

129

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.199187	10.776221	17.14%	0	2010
	6.817696	9.199187	34.93%	0	2009
	13.181974	6.817696	-48.28%	0	2008
	9.072732	13.181974	45.29%	0	2007
	10.000000	9.072732	-9.27%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	12.377049	13.917392	12.45%	0	2010
	7.421064	12.377049	66.78%	0	2009
	20.051131	7.421064	-62.99%	0	2008
	14.550275	20.051131	37.81%	0	2007
	12.069868	14.550275	20.55%	0	2006
	10.000000	12.069868	20.70%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.358879	11.201799	8.14%	0	2010
	8.486988	10.358879	22.06%	0	2009
	13.866721	8.486988	-38.80%	0	2008
	11.477348	13.866721	18.04%	0	2007
	11.375106	11.477348	0.90%	0	2006
	10.645983	11.375106	6.85%	0	2005
	10.000000	10.645983	6.46%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.319058	12.487682	10.32%	0	2010
	8.048076	11.319058	40.64%	0	2009
	10.717731	8.048076	-24.91%	0	2008
	10.745963	10.717731	-0.26%	0	2007
	10.145161	10.745963	5.92%	0	2006
	10.299073	10.145161	-1.49%	0	2005
	10.000000	10.299073	2.99%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	11.499470	12.602530	9.59%	0	2010
	8.741134	11.499470	31.56%	0	2009
	15.763038	8.741134	-44.55%	0	2008
	14.938931	15.763038	5.52%	0	2007
	11.997948	14.938931	24.51%	0	2006
	11.235649	11.997948	6.78%	0	2005
	10.000000	11.235649	12.36%	0	2004*

130

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	11.412545	12.583276	10.26%	0	2010
	9.363787	11.412545	21.88%	0	2009
	16.852313	9.363787	-44.44%	0	2008
	14.467934	16.852313	16.48%	0	2007
	12.448637	14.467934	16.22%	0	2006
	11.126034	12.448637	11.89%	0	2005
	10.000000	11.126034	11.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.160974	13.747841	35.30%	0	2010
	7.487336	10.160974	35.71%	0	2009
	15.002982	7.487336	-50.09%	0	2008
	14.671572	15.002982	2.26%	0	2007
	13.604956	14.671572	7.84%	0	2006
	11.717278	13.604956	16.11%	0	2005
	10.000000	11.717278	17.17%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	10.858563	13.721640	26.37%	0	2010
	7.708136	10.858563	40.87%	0	2009
	12.585282	7.708136	-38.75%	0	2008
	11.637432	12.585282	8.14%	0	2007
	11.159833	11.637432	4.28%	0	2006
	10.000000	11.159833	11.60%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.368799	9.005502	-3.88%	0	2010
	9.655728	9.368799	-2.97%	0	2009
	9.837912	9.655728	-1.85%	0	2008
	9.792711	9.837912	0.46%	0	2007
	9.772363	9.792711	0.21%	0	2006
	9.925973	9.772363	-1.55%	0	2005
	10.000000	9.925973	-0.74%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	8.973127	11.076511	23.44%	0	2010
	7.557382	8.973127	18.73%	0	2009
	12.303284	7.557382	-38.57%	0	2008
	15.264811	12.303284	-19.40%	0	2007
	12.215243	15.264811	24.97%	0	2006
	11.473390	12.215243	6.47%	0	2005
	10.000000	11.473390	14.73%	0	2004*

131

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.885063	15.037994	8.30%	0	2010
	10.049902	13.885063	38.16%	0	2009
	15.828187	10.049902	-36.51%	0	2008
	13.252992	15.828187	19.43%	0	2007
	12.789665	13.252992	3.62%	0	2006
	11.355632	12.789665	12.63%	0	2005
	10.000000	11.355632	13.56%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.277097	12.719412	23.76%	0	2010
	7.942010	10.277097	29.40%	0	2009
	13.595910	7.942010	-41.59%	0	2008
	12.472321	13.595910	9.01%	0	2007
	12.359408	12.472321	0.91%	0	2006
	11.397607	12.359408	8.44%	0	2005
	10.000000	11.397607	13.98%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.147206	12.321322	21.43%	0	2010
	8.180215	10.147206	24.05%	0	2009
	11.530446	8.180215	-29.06%	0	2008
	12.524753	11.530446	-7.94%	0	2007
	11.158713	12.524753	12.24%	0	2006
	11.153326	11.158713	0.05%	0	2005
	10.000000	11.153326	11.53%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.174424	10.460955	14.02%	0	2010
	7.542321	9.174424	21.64%	0	2009
	11.865444	7.542321	-36.43%	0	2008
	12.126207	11.865444	-2.15%	0	2007
	10.800173	12.126207	12.28%	0	2006
	10.766757	10.800173	0.31%	0	2005
	10.000000	10.766757	7.67%	0	2004*

132

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code") .  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Types of Contracts

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the c ontract v alue on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the a nnuitization d ate, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the a nnuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire c ontract v alue within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the c ontract v alue.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

133

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the c ontract v alue. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire c ontract v alue within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract v alue.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire c ontract v alue within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in S ection 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be

134

purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the c ontract v alue.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire c ontract v alue within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or a nnuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus .  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.   Purchasers and prospective purchasers of the contract should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was non - deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first

135

participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5 -year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5 -year rule generally is satisfied if the distribution is not made within the 5- year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½

years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the a nnuitization d ate is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

136

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a n on- q ualified a nnuity c ontract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the a nnuitization d ate are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the a nnuitant are not the same individual.

With respect to annuity distributions on or after the a nnuitization d ate, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the a nnuitant dies before the entire investment in the contract has been excluded from income, and as a result of the a nnuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the a nnuitization d ate are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of n on- q ualified c ontracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a n on- q ualified c ontract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the a nnuitant dies before the contract is completely distributed, the balance may be included in the a nnuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the a nnuitant.

Same- S ex M arriages, D omestic P artnership and O ther S imilar R elationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code S ections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse.   Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.   To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are

137

not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder’s spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a "partial exchange."  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under S ection 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, 1 of the conditions described under S ection 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.   Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in S ection 401(a), an eligible deferred compensation plan described in S ection 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the

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applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on n on- q ualified c ontracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans , Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation.   The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, i f changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012 .  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

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Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the a nnuitant, or that are made from n on- q ualified c ontracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0 .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For n on- q ualified c ontracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than n on- q ualified c ontracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0 .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the a nnuitization d ate and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the a nnuitization d ate, then the entire interest in the contract (consisting of either the death benefit or the c ontract v alue reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the a nnuitant will be treated as the death of a contract owner;

(b)	any change of a nnuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s

140

lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the c ontract v alue.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire c ontract v alue is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5 th year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by 1 for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by 1 for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Contract Owners, Purchasers and prospective Contract Owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

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Appendix D: State Variations Information

Described below are the variations to certain prospectus disclosures resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction. These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

California – Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  See "Right to Examine and Cancel" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See " Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Connecticut – Joint owners are not limited to spouses.  See " Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Hawaii – Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Iowa – Joint owners are not limited to spouses.  See " Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Maryland – The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See " Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Massachusetts – Subsequent payments, if any, after the initial purchase payment must be made within three years of the initial Purchase payment.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

The waiver of CDSC attributable to disability under the "Additional Withdrawal Without Charge and Disability Waiver" is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

The Hardship Waiver is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

The 10 Year and Disability Waiver is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See " Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Minnesota – The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See " Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Nevada – Joint owners are not limited to spouses.  See " Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

New Hampshire – Joint owners are not limited to spouses.  See " Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

New Jersey – The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

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New York – The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

The Beneficiary Protector Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector Option" earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.

The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Death Benefit Options" for more information.

The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

The waiver of CDSC attributable to disability under the "Additional Withdrawal Without Charge and Disability Waiver" is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

The Hardship Waiver is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

North Dakota – The Beneficiary Protector Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector Option" earlier in this prospectus for more information.

Oregon – The 10 Year and Disability Waiver is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in the prospectus for more information.

Subsequent purchase payments are not permitted under the contract.   See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

The Hardship Waiver of CDSC is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

The Reduced Purchase Payment Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Reduced Purchase Payment Option" earlier in this prospectus for more information.

Pennsylvania – The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

Puerto Rico – Nationwide will not charge premium taxes against the contract.

Rhode Island – Joint owners are not limited to spouses.  See " Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Vermont – Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Washington – The Beneficiary Protector Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection" Beneficiary Protector Option" earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

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Subsequent payments, if any, after the initial purchase payment may only be made until the Annuitant is 63 years of age.  After age 63, subsequent Purchase Payments will not be accepted.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

The Beneficiary must notify Nationwide of an election to receive the death benefit within 1 year of the Annuitant’s death. See "Death Benefits" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See " Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Washington DC – Joint owners are not limited to spouses.  See " Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.
boafuturesaipt1.htm

STATEMENT OF ADDITIONAL INFORMATION

May 1, 201 1

Individual Modified Single Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 201 1 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 19 29 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $1 48.7 billion as of December 31, 20 10 .

Services

Nationwide and Security Benefit Life (SBL) have responsibility for administration of the contracts and the Variable Account, maintain records including the name, address, taxpayer identification number, and other pertinent information, such as the number and type of contracts issued to each contract owner and records with respect to Contract Value.

The custodian of the assets of the variable account is Nationwide.  Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements are related to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2009, 2008 and 2007, no underwriting commissions were paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.  During the fiscal years ended December 31, 2009, 2008 and 2007, no underwriting commissions have been paid by Nationwide to Security Distributors, Inc.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202.  During the fiscal years ended December 31, 2009, 2008 and 2007, no underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 20 10 .  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).  The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.781806	11.011289	25.39%	148,375	2010
	6.214888	8.781806	41.30%	160,259	2009
	10.000000	6.214888	-37.85%	121,352	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.559712	13.077251	4.12%	1,839,304	2010
	11.504963	12.559712	9.17%	2,123,553	2009
	11.802815	11.504963	-2.52%	2,068,283	2008
	10.883351	11.802815	8.45%	1,364,541	2007
	10.815767	10.883351	0.62%	1,172,362	2006
	10.751209	10.815767	0.60%	1,467,998	2005
	10.258243	10.751209	4.81%	1,050,182	2004
	10.000000	10.258243	2.58%	376,225	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	12.690325	14.348033	13.06%	1,541,692	2010
	10.848764	12.690325	16.97%	1,897,741	2009
	16.744192	10.848764	-35.21%	2,320,206	2008
	16.917061	16.744192	-1.02%	2,931,156	2007
	14.586411	16.917061	15.98%	3,444,606	2006
	14.074150	14.586411	3.64%	4,615,071	2005
	12.575258	14.074150	11.92%	5,510,499	2004
	9.814828	12.575258	28.13%	6,227,886	2003
	12.289665	9.814828	-20.14%	6,377,032	2002
	13.539187	12.289665	-9.23%	7,038,530	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.514074	16.287291	12.22%	291	2010
	10.954506	14.514074	32.49%	423	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.343091	12.217384	18.12%	352,146	2010
	8.035950	10.343091	28.71%	369,808	2009
	10.724193	8.035950	-25.07%	494,309	2008
	11.083121	10.724193	-3.24%	384,408	2007
	10.000000	11.083121	10.83%	261,576	2006*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.003222	19.102423	12.35%	0	2010
	14.321547	17.003222	18.72%	3,291,569	2009
	19.746458	14.321547	-27.47%	4,275,059	2008
	21.016797	19.746458	-6.04%	5,146,998	2007
	17.882188	21.016797	17.53%	6,172,834	2006
	17.188018	17.882188	4.04%	7,402,388	2005
	15.177426	17.188018	13.25%	8,489,628	2004
	11.882018	15.177426	27.73%	8,848,958	2003
	13.728674	11.882018	-13.45%	8,706,954	2002
	12.285793	13.728674	11.74%	7,058,645	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.100570	13.155568	8.72%	573,190	2010
	10.000000	12.100570	21.01%	345,344	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.103580	11.231713	11.17%	61,804	2010
	10.000000	10.103580	1.03%	21,799	2009*

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.850611	12.301580	13.37%	181278	2010
	10.000000	10.850611	8.51%	220,474	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.611563	15.718089	24.63%	539,400	2010
	10.183859	12.611563	23.84%	958,155	2009
	14.882353	10.183859	-31.57%	1,181,554	2008
	15.124914	14.882353	-1.60%	866,204	2007
	13.346255	15.124914	13.33%	1,009,375	2006
	12.565056	13.346255	6.22%	1,328,911	2005
	10.407808	12.565056	20.73%	1,540,213	2004
	7.626313	10.407808	36.47%	1,147,923	2003
	10.000000	7.626313	-23.74%	253,906	2002*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.695755	12.163802	13.73%	1,259,253	2010
	8.073183	10.695755	32.48%	1,466,458	2009
	12.429562	8.073183	-35.05%	1,741,086	2008
	11.642959	12.429562	6.76%	2,192,698	2007
	10.763956	11.642959	8.17%	2,572,597	2006
	10.487708	10.763956	2.63%	3,360,662	2005
	9.969151	10.487708	5.20%	4,261,513	2004
	7.987645	9.969151	24.81%	4,718,600	2003
	11.349542	7.987645	-29.62%	5,328,865	2002
	14.800297	11.349542	-23.32%	6,628,561	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.663310	14.404246	13.75%	8,684,468	2010
	10.119785	12.663310	25.13%	10,097,504	2009
	16.253957	10.119785	-37.74%	11,845,450	2008
	15.591338	16.253957	4.25%	14,529,354	2007
	13.628340	15.591338	14.40%	17,244,709	2006
	13.142116	13.628340	3.70%	22,221,850	2005
	11.992131	13.142116	9.59%	26,967,465	2004
	9.431842	11.992131	27.15%	29,991,213	2003
	12.265220	9.431842	-23.10%	32,543,566	2002
	14.101205	12.265220	-13.02%	35,512,451	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.249671	16.276326	14.22%	1,238,074	2010
	11.738307	14.249671	21.39%	1,369,567	2009
	16.822151	11.738307	-30.22%	1,658,742	2008
	15.853607	16.822151	6.11%	2,000,724	2007
	13.741095	15.853607	15.37%	2,459,480	2006
	13.290671	13.741095	3.39%	3,349,509	2005
	12.773575	13.290671	4.05%	4,118,795	2004
	10.642941	12.773575	20.02%	4,718,834	2003
	12.901502	10.642941	-17.51%	4,821,716	2002
	14.363060	12.901502	-10.18%	5,172,648	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	15.686533	16.229787	3.46%	4,104	2010
	12.091747	15.686533	29.73%	5,025	2009
	19.476865	12.091747	-37.92%	5,322	2008
	18.880452	19.476865	3.16%	6,126	2007
	15.547645	18.880452	21.44%	6,581	2006
	14.028393	15.547645	10.83%	6,800	2005
	11.800187	14.028393	18.88%	6,800	2004
	8.736895	11.800187	35.06%	6,056	2003
	10.049505	8.736895	-13.06%	124	2002
	10.000000	10.049505	0.50%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.998722	11.689759	29.90%	1,274	2010
	7.208202	8.998722	24.84%	7,880	2009
	11.661228	7.208202	-38.19%	7,987	2008
	13.237727	11.661228	-11.91%	8,455	2007
	12.878795	13.237727	2.79%	6,673	2006
	12.289095	12.878795	4.80%	6,305	2005
	11.143238	12.289095	10.28%	6,184	2004
	8.542795	11.143238	30.44%	3,135	2003
	10.664159	8.542795	-19.89%	1,876	2002
	10.000000	10.664159	6.64%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.648396	16.817912	7.47%	2,570,111	2010
	13.117837	15.648396	19.29%	3,090,100	2009
	14.284699	13.117837	-8.17%	3,692,418	2008
	13.685663	14.284699	4.38%	4,463,099	2007
	13.265501	13.685663	3.17%	4,856,315	2006
	13.220856	13.265501	0.34%	6,369,737	2005
	12.881356	13.220856	2.64%	7,095,885	2004
	12.427549	12.881356	3.65%	8,143,242	2003
	11.478449	12.427549	8.27%	7,863,778	2002
	10.729245	11.478449	6.98%	5,032,718	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.347901	11.555121	11.67%	212,456	2010
	8.414756	10.347901	22.97%	286,582	2009
	11.338890	8.414756	-25.79%	295,545	2008
	10.537213	11.338890	7.61%	189,261	2007
	10.000000	10.537213	5.37%	27,732	2006*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.792985	11.108466	13.43%	230,809	2010
	7.677586	9.792985	27.55%	181,489	2009
	11.519520	7.677586	-33.35%	167,409	2008
	10.557260	11.519520	9.11%	145,528	2007
	10.000000	10.557260	5.57%	68,193	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.300869	10.686531	14.90%	86,534	2010
	7.145920	9.300869	30.16%	88,017	2009
	11.650666	7.145920	-38.67%	102,756	2008
	10.577460	11.650666	10.15%	76,760	2007
	10.000000	10.577460	5.77%	18,981	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.726016	21.721539	16.00%	2,927	2010
	13.935519	18.726016	34.38%	7,150,600	2009
	24.517023	13.935519	-43.16%	8,493,356	2008
	21.065302	24.517023	16.39%	10,666,310	2007
	19.058055	21.065302	10.53%	11,648,561	2006
	16.466147	19.058055	15.74%	14,043,309	2005
	14.413145	16.466147	14.24%	14,587,477	2004
	11.336946	14.413145	27.13%	14,658,746	2003
	12.636709	11.336946	-10.29%	15,001,342	2002
	14.558242	12.636709	-13.20%	15,629,153	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.950007	10.563299	18.03%	762,961	2010
	6.122950	8.950007	46.17%	972,948	2009
	13.557931	6.122950	-54.84%	1,194,207	2008
	9.398800	13.557931	44.25%	994,326	2007
	10.000000	9.398800	-6.01%	396,724	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.974852	14.790710	14.00%	5,908,009	2010
	10.073962	12.974852	28.80%	7,407,926	2009
	17.751389	10.073962	-43.25%	8,906,341	2008
	17.672051	17.751389	0.45%	11,229,164	2007
	14.857681	17.672051	18.94%	12,664,083	2006
	14.183136	14.857681	4.76%	15,983,566	2005
	12.885834	14.183136	10.32%	18,906,340	2004
	9.967020	12.855834	28.98%	19,758,595	2003
	12.123397	9.967020	-17.79%	18,534,617	2002
	12.896641	12.123397	-6.00%	18,264,333	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.535201	10.453927	22.48%	0	2010
	5.913466	8.535201	44.33%	1,109,743	2009
	13.285152	5.913466	-55.49%	1,338,453	2008
	10.901275	13.285152	21.87%	1,741,744	2007
	10.451486	10.901275	4.30%	2,077,078	2006
	9.692526	10.451486	7.83%	2,834,579	2005
	9.140227	9.692526	6.04%	3,507,744	2004
	7.116855	9.140227	28.43%	4,135,611	2003
	9.201903	7.116855	-22.66%	4,846,275	2002
	10.858509	9.201903	-15.26%	5,952,156	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.597350	14.250682	22.88%	4,413,024	2010
	9.136775	11.597350	26.93%	5,111,864	2009
	17.481983	9.136775	-47.74%	6,031,171	2008
	13.912262	17.481983	25.66%	7,830,177	2007
	13.159446	13.912262	5.72%	8,331,924	2006
	12.572083	13.159446	4.67%	10,918,404	2005
	12.291519	12.572083	2.28%	13,879,302	2004
	9.345645	12.291519	31.52%	16,698,958	2003
	13.517575	9.345645	-30.86%	17,097,622	2002
	16.588646	13.517575	-18.51%	20,422,678	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.547337	13.014661	12.71%	1,585,321	2010
	8.108574	11.547337	42.41%	2,016,517	2009
	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007
	9.756538	10.744327	10.12%	5,694,880	2006
	9.607448	9.756538	1.55%	7,303,219	2005
	8.860680	9.607448	8.43%	8,889,914	2004
	7.045440	8.860680	25.76%	10,624,626	2003
	6.864641	7.045440	2.63%	9,076,687	2002
	7.866679	6.864641	-12.74%	9,831,409	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	11.547337	13.014661	12.71%	1,585,321	2010
	8.108574	11.547337	42.41%	2,016,517	2009
	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.407121	13.232986	6.66%	2,111,646	2010
	10.828838	12.407121	14.57%	2,417,242	2009
	11.311086	10.828838	-4.26%	1,740,137	2008
	10.958641	11.311086	3.22%	2,001,394	2007
	10.607357	10.958641	3.31%	1,586,982	2006
	10.490587	10.607357	1.11%	1,351,167	2005
	10.152709	10.490587	3.33%	763,425	2004
	10.000000	10.152709	1.53%	253,907	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.390402	11.970988	27.48%	1,460,171	2010
	6.771027	9.390402	38.69%	1,302,714	2009
	11.300835	6.771027	-40.08%	1,209,110	2008
	9.879737	11.300835	14.38%	1,166,412	2007
	10.000000	9.879737	-1.20%	590,919	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.630109	15.254762	11.92%	534,117	2010
	10.883459	13.630109	25.24%	670,866	2009
	19.574270	10.883459	-44.40%	824,298	2008
	16.861667	19.574270	16.09%	1,047,985	2007
	14.432708	16.861667	16.83%	1,260,983	2006
	12.247224	14.432708	17.84%	1,670,693	2005
	10.895150	12.247224	12.41%	2,033,030	2004
	7.680997	10.895150	41.85%	2,416,526	2003
	9.735184	7.680997	-21.10%	3,152,328	2002
	12.485012	9.735184	-22.03%	4,161,991	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.753970	15.395747	11.94%	730,902	2010
	10.977800	13.753970	25.29%	1,026,265	2009
	19.748522	10.977800	-44.41%	1,243,059	2008
	17.009083	19.748522	16.11%	1,661,370	2007
	14.558529	17.009083	16.83%	1,862,957	2006
	12.358880	14.558529	17.80%	2,366,689	2005
	10.993637	12.358880	12.42%	2,334,274	2004
	7.747856	10.993637	41.89%	1,936,492	2003
	10.000000	7.747856	-22.52%	726,014	2002*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.139346	15.205010	25.25%	341,523	2010
	7.786548	12.139346	55.90%	472,696	2009
	16.101307	7.786548	-51.64%	435,006	2008
	15.394529	16.101307	4.59%	554,440	2007
	13.375338	15.394529	15.10%	573,305	2006
	13.166913	13.375338	1.58%	878,442	2005
	11.661980	13.166913	12.90%	1,204,275	2004
	7.461630	11.661980	56.29%	1,077,765	2003
	10.000000	7.461630	-25.38%	234,553	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.718361	11.961999	11.60%	1,076,232	2010
	7.980471	10.718361	34.31%	1,246,350	2009
	11.453838	7.980471	-30.32%	1,140,138	2008
	11.145580	11.453838	2.77%	1,380,236	2007
	10.000000	11.145580	11.46%	604,332	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.355085	10.611363	27.00%	995,169	2010
	6.531004	8.355085	27.93%	771,258	2009
	9.843856	6.531004	-33.65%	759,300	2008
	10.181083	9.843856	-3.31%	616,958	2007
	10.000000	10.181083	1.81%	467,577	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.532754	9.318350	9.21%	131,758	2010
	6.613814	8.532754	29.01%	86,113	2009
	10.000000	6.613814	-33.86%	27,914	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.927693	12.719572	16.40%	313,276	2010
	6.390682	10.927693	70.99%	443,195	2009
	13.632611	6.390682	-53.12%	214,545	2008
	10.694898	13.632611	27.47%	626,652	2007
	10.000000	10.694898	6.95%	103,519	2006*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.842882	15.977364	7.64%	0	2010
	10.910929	14.842882	36.04%	0	2009
	18.431660	10.910929	-40.80%	0	2008
	16.071862	18.431660	14.68%	0	2007
	13.332710	16.071862	20.54%	0	2006
	12.183825	13.332710	9.43%	0	2005
	10.347742	12.183825	17.74%	0	2004
	7.881371	10.347742	31.29%	0	2003
	10.000000	7.881371	-21.19%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.984556	10.721158	7.38%	254,407	2010
	7.347316	9.984556	35.89%	469,094	2009
	12.444502	7.347316	-40.96%	433,439	2008
	10.883429	12.444502	14.34%	350,277	2007
	10.000000	10.883429	8.83%	146,244	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.245372	16.139020	13.29%	1,274,704	2010
	12.117643	14.245372	17.56%	1,127,875	2009
	11.518924	12.117643	5.20%	1,280,417	2008
	10.474393	11.518924	9.97%	924,915	2007
	10.000000	10.474393	4.74%	307,769	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.319750	3.20%	366	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.295511	12.96%	12	2010*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	9.000790	10.296247	14.39%	717	2010
	7.505128	9.000790	19.93%	789	2009
	13.176185	7.505128	-43.04%	872	2008
	11.876436	13.176185	10.94%	945	2007
	11.279431	11.876436	5.29%	2,518	2006
	10.462806	11.279431	7.81%	2,638	2005
	9.906737	10.462806	5.61%	3,487	2004
	7.722120	9.906737	28.29%	3,316	2003
	10.306554	7.722120	-25.08%	2,546	2002
	10.000000	10.306554	3.07%	0	2001*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.446400	8.497208	14.11%	12,962	2010
	6.227597	7.446400	19.57%	13,542	2009
	10.958640	6.227597	-43.17%	12,718	2008
	9.902479	10.958640	10.67%	14,344	2007
	10.000000	9.902479	-0.98%	6,574	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.149040	9.562670	17.35%	24,566	2010
	5.794205	8.149040	40.64%	37,255	2009
	11.064263	5.794205	-47.63%	76,437	2008
	10.105040	11.064263	9.49%	139,076	2007
	10.000000	10.105040	1.05%	74,527	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	12.563847	13.633677	8.52%	1,164	2010
	9.886641	12.563847	27.08%	4,508	2009
	14.288332	9.886641	-30.81%	4,895	2008
	13.343109	14.288332	7.08%	5,340	2007
	11.542802	13.343109	15.60%	3,642	2006
	11.065372	11.542802	4.31%	658	2005
	10.252012	11.065372	7.93%	658	2004
	8.318791	10.252012	23.24%	658	2003
	9.948963	8.318791	-16.39%	318	2002
	10.000000	9.948963	-0.51%	0	2001*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.596976	11.051928	4.29%	0	2010
	8.379600	10.596976	26.46%	0	2009
	11.852043	8.379600	-29.30%	0	2008
	10.698070	11.852043	10.79%	0	2007
	10.000000	10.698070	6.98%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.538322	9.938388	16.40%	0	2010
	6.553935	8.538322	30.28%	0	2009
	11.954006	6.553935	-45.17%	0	2008
	12.777012	11.954006	-6.44%	0	2007
	10.000000	12.777012	27.77%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	17.188194	19.214961	11.79%	0	2010
	12.831054	17.188194	33.96%	0	2009
	21.728168	12.831054	-40.95%	0	2008
	19.122834	21.728168	13.62%	0	2007
	15.055099	19.122834	27.02%	0	2006
	12.888436	15.055099	16.81%	0	2005
	10.493127	12.888436	22.83%	0	2004
	8.208210	10.493127	27.84%	0	2003
	10.000000	8.208210	-17.92%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.342511	24.050210	7.64%	274,270	2010
	10.000000	22.342511	23.86%	171,698	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.528992	10.050055	5.47%	3,721,301	2010
	6.588604	9.528992	44.63%	4,684,644	2009
	11.944469	6.588604	-44.84%	5,143,244	2008
	8.826170	11.944469	35.33%	6,088,011	2007
	8.166150	8.826170	8.08%	4,710,519	2006
	7.324540	8.166150	11.49%	6,015,999	2005
	6.268456	7.324540	16.85%	6,891,137	2004
	5.263552	6.268456	19.09%	7,959,646	2003
	6.320884	5.263552	-16.73%	9,544,525	2002
	8.164119	6.320884	-22.58%	11,454,147	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.722780	15.691621	23.33%	370,505	2010
	8.176468	12.722780	55.60%	331,615	2009
	14.713725	8.176468	-44.43%	307,268	2008
	12.201282	14.713725	20.59%	388,663	2007
	11.411879	12.201282	6.92%	296,146	2006
	10.348841	11.411879	10.27%	338,147	2005
	10.361529	10.348841	-0.12%	392,194	2004
	7.109777	10.361529	45.74%	422,530	2003
	10.000000	7.109777	-28.90%	308,974	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.201804	5.177274	23.22%	1,427,029	2010
	2.703756	4.201804	55.41%	1,705,569	2009
	4.872056	2.703756	-44.50%	1,996,954	2008
	4.041990	4.872056	20.54%	2,558,198	2007
	3.784405	4.041990	6.81%	2,238,780	2006
	3.425003	3.784405	10.49%	2,722,770	2005
	3.438379	3.425003	-0.39%	3,389,369	2004
	2.369918	3.438379	45.08%	4,202,497	2003
	4.050734	2.369918	-41.49%	5,465,944	2002
	6.524649	4.050734	-37.92%	8,217,099	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.604046	30.470426	23.84%	1,228,877	2010
	13.871471	24.604046	77.37%	1,444,659	2009
	29.304757	13.871471	-52.66%	1,285,412	2008
	23.101859	29.304757	26.85%	1,673,535	2007
	15.898684	23.101859	45.31%	1,539,290	2006
	12.158014	15.898684	30.77%	1,039,360	2005
	10.339930	12.158014	17.58%	1,027,485	2004
	7.758658	10.339930	33.27%	1,072,877	2003
	10.000000	7.758658	-22.41%	824,343	2002*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.472005	17.920745	23.83%	1,403,093	2010
	8.159176	14.472005	77.37%	1,791,462	2009
	17.243848	8.159176	-52.68%	2,286,059	2008
	13.599656	17.243848	26.80%	2,954,089	2007
	9.363535	13.599656	45.24%	2,603,441	2006
	7.164672	9.363535	30.69%	3,099,450	2005
	6.094511	7.164672	17.56%	3,714,687	2004
	4.573528	6.094511	33.26%	4,577,965	2003
	6.219459	4.573528	-26.46%	6,343,194	2002
	8.200976	6.219459	-24.16%	8,943,044	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	12.036907	14.718963	22.28%	260,724	2010
	9.591663	12.036907	25.49%	306,114	2009
	14.498321	9.591663	-33.84%	400,186	2008
	14.287585	14.498321	1.47%	620,568	2007
	12.345283	14.287585	15.73%	761,128	2006
	11.412057	12.345283	8.18%	1,533,082	2005
	10.000000	11.412057	14.12%	698,497	2004*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.549524	10.519780	10.16%	1,275,049	2010
	7.873436	9.549524	21.29%	1,455,685	2009
	11.818795	7.873436	-33.38%	1,259,451	2008
	11.090588	11.818795	6.57%	1,225,913	2007
	10.000000	11.090588	10.91%	1,147,324	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.774935	7.75%	36,477	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.377838	10.822506	4.28%	642,466	2010
	9.245267	10.377838	12.25%	737,636	2009
	10.781825	9.245267	-14.25%	939,465	2008
	10.390037	10.781825	3.77%	1,274,548	2007
	10.066440	10.390037	3.21%	1,237,875	2006
	10.018137	10.066440	0.48%	1,277,009	2005
	10.036020	10.018137	-0.18%	1,174,960	2004
	10.000000	10.036020	0.36%	692,344	2003*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.079802	8.387805	18.48%	49,213	2010
	5.822780	7.079802	21.59%	42,638	2009
	9.712619	5.822780	-40.05%	23,613	2008
	9.756048	9.712619	-0.45%	13,497	2007
	10.000000	9.756048	-2.44%	9,372	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.222299	13.656248	21.69%	194,986	2010
	8.620739	11.222299	30.18%	80,765	2009
	14.372410	8.620739	-40.02%	105,326	2008
	13.484384	14.372410	6.59%	374,490	2007
	11.972775	13.484384	12.63%	238,616	2006
	11.311637	11.972775	5.84%	152,874	2005
	10.000000	11.311637	13.12%	22,036	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	7.498802	8.857217	18.12%	1,511,148	2010
	5.672153	7.498802	32.20%	1,762,450	2009
	9.342938	5.672153	-39.29%	2,008,846	2008
	7.890812	9.342938	18.40%	2,616,604	2007
	7.503486	7.890812	5.16%	3,235,450	2006
	7.112875	7.503486	5.49%	4,456,055	2005
	6.639521	7.112875	7.13%	5,486,331	2004
	5.049848	6.639521	31.48%	6,450,984	2003
	7.152671	5.049848	-29.40%	7,281,145	2002
	10.049026	7.152671	-28.82%	9,040,540	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.484701	14.031133	12.39%	3,972,371	2010
	10.000000	12.484701	24.85%	10,129	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.377085	10.404216	10.95%	900,203	2010
	7.670922	9.377085	22.24%	1,088,236	2009
	11.028289	7.670922	-30.44%	1,132,632	2008
	10.490389	11.028289	5.13%	1,064,813	2007
	10.000000	10.490389	4.90%	440,669	2006*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.592676	11.120547	4.98%	701,913	2010
	9.535719	10.592676	11.08%	777,836	2009
	10.681685	9.535719	-10.73%	794,864	2008
	10.472392	10.681685	2.00%	985,203	2007
	10.000000	10.472392	4.72%	436,457	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.403352	11.469029	10.24%	739,912	2010
	7.417275	10.403352	40.26%	793,963	2009
	12.203617	7.417275	-39.22%	750,084	2008
	10.773700	12.203617	13.27%	676,256	2007
	10.000000	10.773700	7.74%	378,992	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.669986	10.150050	17.07%	1,589,193	2010
	6.307117	8.669986	37.46%	1,756,831	2009
	11.414370	6.307117	-44.74%	1,105,922	2008
	10.299018	11.414370	10.83%	794,104	2007
	10.000000	10.299018	2.99%	388,040	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.805765	8.580214	9.92%	490,740	2010
	6.030005	7.805765	29.45%	431,876	2009
	9.829384	6.030005	-38.65%	343,229	2008
	10.000000	9.829384	-1.71%	148,602	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	16.215688	18.174511	12.08%	666,549	2010
	11.213252	16.215688	44.61%	856,132	2009
	15.721095	11.213252	-28.67%	1,067,837	2008
	15.390286	15.721095	2.15%	1,414,000	2007
	14.047948	15.390286	9.56%	1,863,390	2006
	13.852569	14.047948	1.41%	2,588,633	2005
	12.702877	13.852569	9.05%	4,123,229	2004
	10.488660	12.702877	21.11%	4,518,441	2003
	10.258387	10.488660	2.24%	3,829,969	2002
	9.938283	10.258387	3.22%	3,187,673	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	12.082539	13.542785	12.09%	983,092	2010
	8.350489	12.082539	44.69%	1,160,961	2009
	11.725142	8.350489	-28.78%	1,012,373	2008
	11.474698	11.725142	2.18%	1,113,400	2007
	10.474309	11.474698	9.55%	982,241	2006
	10.000000	10.474309	4.74%	745,571	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.801655	8.933624	14.51%	3,630,813	2010
	5.149362	7.801655	51.51%	4,779,464	2009
	10.000000	5.149362	-48.51%	4,995	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.998316	9.790510	22.41%	84,693	2010
	6.139089	7.998316	30.29%	177,534	2009
	10.000000	6.139089	-38.61%	501,132	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.154464	9.285006	13.86%	90,673	2010
	6.372240	8.154464	27.97%	108,871	2009
	10.000000	6.372240	-36.28%	50,137	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.421327	10.302913	9.36%	200,546	2010
	7.938247	9.421327	18.68%	84,820	2009
	10.000000	7.938247	-20.62%	64,965	2008*

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.872557	9.877084	11.32%	196,470	2010
	7.214380	8.872557	22.98%	66,814	2009
	10.000000	7.214380	-27.86%	70,150	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.177342	10.766211	5.79%	266,903	2010
	9.091244	10.177342	11.95%	156,907	2009
	10.000000	9.091244	-9.09%	157,876	2008*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.147371	10.090736	10.31%	454,489	2010
	7.573033	9.147371	20.79%	294,696	2009
	10.000000	7.573033	-24.27%	197,967	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.588829	9.639659	12.23%	232,906	2010
	6.850462	8.588829	25.38%	156,624	2009
	10.000000	6.850462	-31.50%	81,188	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.696966	10.472530	8.00%	241,900	2010
	8.319130	9.696966	16.56%	203,188	2009
	10.000000	8.319130	-16.81%	80,414	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.648045	11.291133	6.04%	213,850	2010
	9.882105	10.648045	7.75%	185,568	2009
	10.000000	9.882105	-1.18%	37,530	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.378498	12.184889	7.09%	85,104	2010
	9.866034	11.378498	15.33%	147,577	2009
	10.000000	9.866034	-1.34%	18,453	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	23.296502	26.807845	15.07%	17,949	2010
	14.401657	23.296502	61.76%	28,301	2009
	34.424173	14.401657	-58.16%	33,828	2008
	23.874248	34.424173	44.19%	53,588	2007
	17.629332	23.874248	35.42%	71,673	2006
	13.418473	17.629332	31.38%	89,542	2005
	11.219753	13.418473	19.60%	98,883	2004
	6.853997	11.219753	63.70%	172,985	2003
	8.162972	6.853997	-16.04%	215,319	2002
	8.692251	8.162972	-6.09%	122,397	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.538874	29.398051	15.11%	722,100	2010
	15.771389	25.538874	61.93%	827,941	2009
	37.758812	15.771389	-58.23%	868,769	2008
	26.192444	37.758812	44.16%	1,349,728	2007
	19.351540	26.192444	35.35%	1,237,117	2006
	14.727346	19.351540	31.40%	1,403,508	2005
	12.312811	14.727346	19.61%	916,838	2004
	7.523761	12.312811	63.65%	664,957	2003
	10.000000	7.523761	-24.76%	166,114	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	17.169467	17.819570	3.79%	4,997,308	2010
	16.880335	17.169467	1.71%	6,244,062	2009
	15.820940	16.880335	6.70%	8,464,151	2008
	14.906445	15.820940	6.13%	9,350,766	2007
	14.562456	14.906445	2.36%	9,949,714	2006
	14.237106	14.562456	2.29%	12,119,898	2005
	13.919582	14.237106	2.28%	14,035,891	2004
	13.777493	13.919582	1.03%	17,539,627	2003
	12.533031	13.777493	9.93%	22,330,243	2002
	11.797971	12.533031	6.23%	16,523,905	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.939868	12.276194	12.22%	12,002	2010
	8.514172	10.939868	28.49%	17,226	2009
	15.935049	8.514172	-46.57%	25,909	2008
	12.653726	15.935049	25.93%	24,020	2007
	9.607565	12.653726	31.71%	27,504	2006
	7.449087	9.607565	28.98%	39,845	2005
	6.585740	7.449087	13.11%	44,344	2004
	4.902449	6.585740	34.34%	55,034	2003
	6.521536	4.902449	-24.83%	67,062	2002
	9.228501	6.521536	-29.33%	69,796	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.353010	19.469112	12.19%	420,497	2010
	13.510616	17.353010	28.44%	507,950	2009
	25.278439	13.510616	-46.55%	509,655	2008
	20.072670	25.278439	25.93%	691,997	2007
	15.242174	20.072670	31.69%	590,272	2006
	11.820992	15.242174	28.94%	413,972	2005
	10.436447	11.820992	13.27%	173,069	2004
	7.785605	10.436447	34.05%	103,801	2003
	10.000000	7.785605	-22.14%	31,496	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.475041	9.015626	6.38%	231,954	2010
	6.652935	8.475041	27.39%	227,221	2009
	11.802629	6.652935	-43.63%	150,701	2008
	10.893665	11.802629	8.34%	175,734	2007
	10.000000	10.893665	8.94%	33,638	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.470836	14.159421	13.54%	921,331	2010
	9.897697	12.470836	26.00%	930,885	2009
	15.822149	9.897697	-37.44%	1,031,280	2008
	15.076422	15.822149	4.95%	1,057,590	2007
	13.023752	15.076422	15.76%	1,131,961	2006
	12.182097	13.023752	6.91%	1,166,726	2005
	10.786048	12.182097	12.94%	1,135,886	2004
	8.257845	10.786048	30.62%	634,705	2003
	10.000000	8.257845	-17.42%	211,483	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.566339	12.580870	8.77%	151,954	2010
	10.000000	11.566339	15.66%	15,067	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.127012	13.456927	10.97%	44,158	2010
	10.000000	12.127012	21.27%	27,294	2009*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.466778	13.076004	4.89%	1,139,859	2010
	11.538170	12.466778	8.05%	1,286,869	2009
	12.395396	11.538170	-6.92%	1,602,433	2008
	11.875877	12.395396	4.37%	1,642,331	2007
	11.293349	11.875877	5.16%	1,861,688	2006
	11.036413	11.293349	2.33%	2,047,715	2005
	10.646939	11.036413	3.66%	2,176,847	2004
	9.961441	10.646939	6.88%	2,382,516	2003
	10.000000	9.961441	-0.39%	981,020	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.637019	13.883067	9.86%	5,153,681	2010
	10.709012	12.637019	18.00%	6,301,413	2009
	14.077055	10.709012	-23.93%	5,702,615	2008
	13.451529	14.077055	4.65%	6,947,994	2007
	12.195622	13.451529	10.30%	6,956,120	2006
	11.687667	12.195622	4.35%	7,138,865	2005
	10.772510	11.687667	8.50%	6,577,206	2004
	9.059272	10.772510	18.91%	5,250,561	2003
	10.000000	9.059272	-9.41%	2,892,694	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.703181	14.197419	11.76%	1,980,760	2010
	10.310131	12.703181	23.21%	2,303,330	2009
	15.171662	10.310131	-32.04%	2,775,219	2008
	14.430448	15.171662	5.14%	3,259,531	2007
	12.719036	14.430448	13.46%	3,293,958	2006
	11.992565	12.719036	6.06%	3,535,039	2005
	10.801375	11.992565	11.03%	3,102,070	2004
	8.610682	10.801375	25.44%	2,385,423	2003
	10.000000	8.610682	-13.89%	905,810	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.712419	13.664039	7.49%	1,741,472	2010
	11.203036	12.712419	13.47%	2,167,237	2009
	13.313383	11.203036	-15.85%	2,332,755	2008
	12.697763	13.313383	4.85%	2,642,014	2007
	11.823364	12.697763	7.40%	2,693,910	2006
	11.423984	11.823364	3.50%	2,991,084	2005
	10.763028	11.423984	6.14%	3,028,845	2004
	9.557034	10.763028	12.62%	2,802,894	2003
	10.000000	9.557034	-4.43%	1,218,823	2002*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.539433	25.674999	25.00%	1,465,714	2010
	15.163130	20.539433	35.46%	1,896,818	2009
	24.094306	15.163130	-37.07%	2,260,394	2008
	22.616912	24.094306	6.53%	2,818,589	2007
	20.778390	22.616912	8.85%	3,242,066	2006
	18.713055	20.778390	11.04%	3,964,972	2005
	16.324362	18.713055	14.63%	4,420,340	2004
	12.239605	16.324362	33.37%	4,257,414	2003
	14.589867	12.239605	-16.11%	4,053,421	2002
	14.925432	14.589867	-2.25%	3,380,236	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.840763	12.718790	-0.95%	7,691,190	2010
	12.958480	12.840763	-0.91%	10,709,129	2009
	12.819495	12.958480	1.08%	17,845,237	2008
	12.351169	12.819495	3.79%	14,728,755	2007
	11.928894	12.351169	3.54%	12,393,860	2006
	11.730027	11.928894	1.70%	11,601,628	2005
	11.747216	11.730027	-0.15%	13,048,667	2004
	11.786146	11.747216	-0.33%	17,177,641	2003
	11.756760	11.786146	0.25%	24,651,649	2002
	11.457292	11.756760	2.61%	25,930,743	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.235554	16.688582	9.54%	1,449,914	2010
	12.366694	15.235554	23.20%	1,863,191	2009
	15.095538	12.366694	-18.08%	2,169,528	2008
	14.567404	15.095538	3.63%	2,881,698	2007
	14.028046	14.567404	3.84%	3,028,617	2006
	13.860058	14.028046	1.21%	3,671,364	2005
	13.134781	13.860058	5.52%	3,995,743	2004
	11.827658	13.134781	11.05%	3,957,845	2003
	11.138320	11.827658	6.19%	4,277,313	2002
	10.793620	11.138320	3.19%	4,006,689	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.492345	15.253578	13.05%	0	2010
	10.000000	13.492345	34.92%	0	2009*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.246700	9.314953	12.95%	2,594,496	2010
	6.101310	8.246700	35.16%	3,316,873	2009
	10.000000	6.101310	-38.99%	224,767	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.486435	16.276989	5.10%	237,242	2010
	12.041874	15.486435	28.60%	324,620	2009
	22.653780	12.041874	-46.84%	605,222	2008
	22.220846	22.653780	1.95%	938,855	2007
	18.276200	22.220846	21.58%	1,197,308	2006
	16.466217	18.276200	10.99%	921,274	2005
	13.823365	16.466217	19.12%	655,449	2004
	10.000000	13.823365	38.23%	144,462	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.129207	9.300909	14.41%	932,426	2010
	6.324050	8.129207	28.54%	351,359	2009
	10.000000	6.324050	-36.76%	6,389	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.448734	4.49%	285189	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.961084	8.890554	11.68%	70,615	2010
	6.308238	7.961084	26.20%	112,862	2009
	10.000000	6.308238	-36.92%	6,708	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.856685	9.869151	25.61%	3,846,522	2010
	6.239729	7.856685	25.91%	4,712,023	2009
	10.000000	6.239729	-37.60%	90,268	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.677644	10.282687	18.50%	2,023,511	2010
	6.714877	8.677644	29.23%	2,679,209	2009
	10.000000	6.714877	-32.85%	160,843	2008*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.756403	14.608151	24.26%	630,594	2010
	9.311984	11.756403	26.25%	710,060	2009
	17.546430	9.311984	-46.93%	863,542	2008
	16.141772	17.546430	8.70%	1,039,808	2007
	15.789781	16.141772	2.23%	1,099,025	2006
	14.747640	15.789781	7.07%	1,319,075	2005
	13.127865	14.747640	12.34%	1,624,503	2004
	9.871212	13.127865	32.99%	1,912,023	2003
	14.938890	9.871212	-33.92%	1,723,390	2002
	16.916678	14.938890	-11.69%	1,719,080	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.003734	25.085213	25.40%	1,756,917	2010
	16.000908	20.003734	25.02%	2,171,193	2009
	23.810015	16.000908	-32.80%	2,607,695	2008
	25.819700	23.810015	-7.78%	3,244,461	2007
	22.223413	25.819700	16.18%	4,127,368	2006
	21.767078	22.223413	2.10%	5,480,968	2005
	18.734940	21.767078	16.18%	6,873,068	2004
	12.058558	18.734940	55.37%	7,615,979	2003
	16.714543	12.058558	-27.86%	7,962,445	2002
	13.155704	16.714543	27.05%	8,369,240	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	18.812192	23.351517	24.13%	2,004,700	2010
	14.099731	18.812192	33.42%	2,555,557	2009
	23.030094	14.099731	-38.78%	3,092,791	2008
	22.766758	23.030094	1.16%	3,887,841	2007
	20.514856	22.766758	10.98%	4,475,815	2006
	18.439802	20.514856	11.25%	5,538,590	2005
	15.641283	18.439802	17.89%	6,174,675	2004
	11.198342	15.641283	39.67%	6,522,436	2003
	13.675678	11.198342	-18.11%	6,667,153	2002
	14.799910	13.675678	-7.60%	7,007,434	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.207070	12.593666	12.37%	4,409,792	2010
	8.972924	11.207070	24.90%	5,150,758	2009
	15.500260	8.972924	-42.11%	6,028,280	2008
	14.466205	15.500260	7.15%	7,636,180	2007
	12.852978	14.466205	12.55%	9,584,432	2006
	12.077171	12.852978	6.42%	12,372,734	2005
	11.109665	12.077171	8.71%	14,815,501	2004
	8.796082	11.109665	26.30%	16,814,508	2003
	10.745186	8.796082	-18.14%	18,383,389	2002
	12.303050	10.745186	-12.66%	20,883,168	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.271004	9.375668	28.95%	4,428,143	2010
	5.610694	7.271004	29.59%	5,405,845	2009
	10.000000	5.610694	-43.89%	40,223	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.482149	10.633816	1.45%	539,447	2010
	9.880242	10.482149	6.09%	838,424	2009
	10.000000	9.880242	-1.20%	53,151	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.819691	15.257100	10.40%	196,669	2010
	11.161413	13.819691	23.82%	234,031	2009
	20.246054	11.161413	-44.87%	298,898	2008
	17.048693	20.246054	18.75%	361,387	2007
	13.672992	17.048693	24.69%	461,793	2006
	11.566945	13.672992	18.21%	649,618	2005
	10.096229	11.566945	14.57%	805,283	2004
	7.491588	10.096229	34.77%	922,359	2003
	10.137325	7.491588	-26.10%	1,160,291	2002
	12.606419	10.137325	-19.59%	1,429,764	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.614501	20.532706	10.30%	87,564	2010
	15.034610	18.614501	23.81%	112,365	2009
	27.264535	15.034610	-44.86%	124,673	2008
	22.950708	27.264535	18.80%	196,624	2007
	18.416599	22.950708	24.62%	193,505	2006
	15.579834	18.416599	18.21%	205,078	2005
	13.598892	15.579834	14.57%	120,165	2004
	10.096229	11.566945	14.57%	805,283	2004
	10.000000	13.598892	35.99%	119,221	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.977046	13.984922	7.77%	12,605,015	2010
	10.000000	12.977046	29.77%	49,359	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.951641	13.642767	5.34%	86,768	2010
	10.000000	12.951641	29.52%	158,045	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.738195	12.313814	14.67%	583,755	2010
	8.433508	10.738195	27.33%	783,128	2009
	13.513164	8.433508	-37.59%	1,090,581	2008
	13.952782	13.513164	-3.15%	1,286,676	2007
	12.153202	13.952782	14.81%	1,404,623	2006
	11.769582	12.153202	3.26%	1,614,350	2005
	10.112803	11.769582	16.38%	2,095,112	2004
	7.767974	10.112803	30.19%	1,360,120	2003
	10.476789	7.767974	-25.86%	1,157,864	2002
	12.041215	10.476789	-12.99%	1,292,289	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.021421	15.196156	8.38%	3,006	2010
	9.795233	14.021421	43.15%	3,413,858	2009
	18.151705	9.795233	-46.04%	4,136,538	2008
	16.055075	18.151705	13.06%	5,146,450	2007
	15.015195	16.055075	6.93%	6,102,687	2006
	14.423412	15.015195	4.10%	8,474,560	2005
	13.617207	14.423412	5.92%	9,976,417	2004
	10.498938	13.617207	29.70%	9,856,806	2003
	14.492226	10.498938	-27.55%	10,196,426	2002
	16.737106	14.492226	-13.41%	10,486,085	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	19.191598	22.046047	14.87%	1,429,443	2010
	13.869768	19.191598	38.37%	1,756,847	2009
	23.414057	13.869768	-40.76%	2,023,282	2008
	22.230932	23.414057	5.32%	2,456,294	2007
	19.070302	22.230932	16.57%	2,732,533	2006
	16.838447	19.070302	13.25%	2,999,375	2005
	14.262204	16.838447	18.06%	2,723,012	2004
	10.000000	14.262204	42.62%	1,896,150	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.215918	14.031691	14.86%	1,385,557	2010
	8.823716	12.215918	38.44%	1,821,724	2009
	14.894211	8.823716	-40.76%	2,192,893	2008
	14.144065	14.894211	5.30%	2,742,511	2007
	12.132822	14.144065	16.58%	3,103,824	2006
	10.715673	12.132822	13.23%	3,731,046	2005
	9.078658	10.715673	18.03%	4,325,376	2004
	6.408618	9.078658	41.66%	5,119,547	2003
	8.309444	6.408618	-22.88%	6,604,871	2002
	9.537743	8.309444	-12.88%	4,032,466	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.519824	2.862400	13.60%	357,890	2010
	2.007059	2.519824	25.55%	392,035	2009
	9.599559	2.007059	-79.09%	64,690	2008
	10.000000	9.599559	-4.00%	21,084	2007

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.734844	3.110145	13.72%	8,918	2010
	2.203267	2.734844	24.13%	9,717	2009
	10.429741	2.203267	-78.88%	18,609	2008
	10.541031	10.429741	-1.06%	45,479	2007
	10.000000	10.541031	5.41%	31,514	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.813307	12.435882	15.01%	3,036,121	2010
	8.509930	10.813307	27.07%	3,736,493	2009
	13.963369	8.509930	-39.06%	4,546,488	2008
	13.500759	13.963369	3.43%	5,801,676	2007
	11.849489	13.500759	13.94%	6,074,336	2006
	11.288216	11.849489	4.97%	7,519,794	2005
	10.411603	11.288216	8.42%	8,883,355	2004
	8.295049	10.411603	25.52%	10,102,409	2003
	10.313313	8.295049	-19.57%	10,184,577	2002
	11.590413	10.313313	-11.02%	10,637,665	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.213490	10.039715	22.23%	258,792	2010
	6.044111	8.213490	35.89%	320,371	2009
	9.815165	6.044111	-38.42%	329,096	2008
	10.031176	9.815165	-2.15%	370,153	2007
	10.000000	10.031176	0.31%	216,180	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	9.652914	12.187288	26.26%	1,772,221	2010
	7.349138	9.652914	31.35%	1,925,893	2009
	14.567661	7.349138	-49.55%	2,288,993	2008
	13.832247	14.567661	5.32%	2,863,301	2007
	13.563650	13.832247	1.98%	3,270,888	2006
	12.190602	13.563650	11.26%	4,706,130	2005
	10.275350	12.190602	18.64%	5,277,532	2004
	8.260023	10.275350	24.40%	6,022,109	2003
	11.548911	8.260023	-28.48%	6,314,119	2002
	16.965058	11.548911	-31.93%	7,663,118	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.896626	11.804664	8.33%	243,953	2010
	10.000000	10.896626	8.97%	168,957	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.976283	11.435807	4.19%	883,142	2010
	10.000000	10.976283	9.76%	562,159	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	12.011704	12.862664	7.08%	0	2010
	10.246955	12.011704	17.22%	0	2009
	11.126839	10.246955	-7.91%	0	2008
	10.153242	11.126839	9.59%	0	2007
	10.000000	10.153242	1.53%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	13.126868	14.057075	7.09%	0	2010
	11.622341	13.126868	12.95%	0	2009
	11.201860	11.622341	3.75%	0	2008
	10.400566	11.201860	7.70%	0	2007
	10.000000	10.400566	4.01%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.987553	12.856707	28.73%	0	2010
	6.380097	9.987553	56.54%	0	2009
	11.354550	6.380097	-43.81%	0	2008
	11.025484	11.354550	2.98%	0	2007
	10.000000	11.025484	10.25%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	9.081288	10.406320	14.59%	0	2010
	7.657583	9.081288	18.59%	0	2009
	12.547583	7.657583	-38.97%	0	2008
	11.634830	12.547583	7.85%	0	2007
	10.000000	11.634830	16.35%	0	2006*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.781181	9.570488	23.00%	0	2010
	5.456855	7.781181	42.59%	0	2009
	9.176796	5.456855	-40.54%	0	2008
	10.344132	9.176796	-11.29%	0	2007
	10.000000	10.344132	3.44%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.399847	11.389076	9.51%	0	2010
	8.357628	10.399847	24.44%	0	2009
	11.590356	8.357628	-27.89%	0	2008
	11.035796	11.590356	5.03%	0	2007
	10.000000	11.035796	10.36%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.343356	10.792304	15.51%	0	2010
	7.091970	9.343356	31.75%	0	2009
	11.628450	7.091970	-39.01%	0	2008
	11.419071	11.628450	1.83%	0	2007
	10.000000	11.419071	14.19%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.719666	14.543056	14.34%	0	2010
	7.433630	12.719666	71.11%	0	2009
	10.718264	7.433630	-30.65%	0	2008
	10.601568	10.718264	1.10%	0	2007
	10.000000	10.601568	6.02%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.110656	13.413608	20.73%	0	2010
	7.193633	11.110656	54.45%	0	2009
	11.825693	7.193633	-39.17%	0	2008
	10.829485	11.825693	9.20%	0	2007
	10.000000	10.829485	8.29%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.982075	12.813910	16.68%	0	2010
	7.703510	10.982075	42.56%	0	2009
	10.872144	7.703510	-29.14%	0	2008
	10.776560	10.872144	0.89%	0	2007
	10.000000	10.776560	7.77%	0	2006*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.594237	9.786094	28.86%	0	2010
	5.671114	7.594237	33.91%	0	2009
	10.848959	5.671114	-47.73%	0	2008
	10.372284	10.848959	4.60%	0	2007
	10.000000	10.372284	3.72%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.294462	9.583445	15.54%	0	2010
	6.282955	8.294462	32.02%	0	2009
	10.079993	6.282955	-37.67%	0	2008
	10.847707	10.079993	-7.08%	0	2007
	10.000000	10.847707	8.48%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.583968	10.625453	10.87%	34,372	2010
	8.165616	9.583968	17.37%	46,527	2009
	13.175748	8.165616	-38.03%	64,167	2008
	14.132268	13.175748	-6.77%	78,272	2007
	11.763706	14.132268	20.13%	79,577	2006
	11.109146	11.763706	5.89%	83,214	2005
	9.909926	11.109146	12.10%	92,315	2004
	8.093319	9.909926	22.45%	78,156	2003
	10.168487	8.093319	-20.41%	39,162	2002
	10.000000	10.168487	1.68%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	10.186273	11.600665	13.89%	10,478	2010
	8.211211	10.186273	24.05%	15,818	2009
	13.419392	8.211211	-38.81%	15,725	2008
	13.274409	13.419392	1.09%	14,738	2007
	11.580298	13.274409	14.63%	16,474	2006
	10.949991	11.580298	5.76%	16,862	2005
	9.878421	10.949991	10.85%	18,827	2004
	7.948282	9.878421	24.28%	13,275	2003
	10.190488	7.948282	-22.00%	8,489	2002
	10.000000	10.190488	1.90%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.569330	5.69%	53773	2010*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.527112	11.172115	6.13%	128,276	2010
	9.693185	10.527112	8.60%	160,088	2009
	10.898298	9.693185	-11.06%	298,563	2008
	10.434386	10.898298	4.45%	304,666	2007
	10.000000	10.434386	4.34%	90,211	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.822195	25.895341	8.70%	162,295	2010
	18.470745	23.822195	28.97%	196,000	2009
	21.932715	18.470745	-15.78%	239,807	2008
	20.786417	21.932715	5.51%	332,017	2007
	18.938505	20.786417	9.76%	451,655	2006
	17.032956	18.938505	11.19%	595,238	2005
	15.624194	17.032956	9.02%	790,594	2004
	12.336461	15.624194	26.65%	1,196,261	2003
	11.403171	12.336461	8.18%	1,152,068	2002
	10.456971	11.403171	9.05%	661,833	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	13.318920	13.942223	4.68%	0	2010
	10.146129	13.318920	31.27%	0	2009
	18.498754	10.146129	-45.15%	0	2008
	16.299078	18.498754	13.50%	0	2007
	13.149887	16.299078	23.95%	0	2006
	11.952667	13.149887	10.02%	0	2005
	10.279812	11.952667	16.27%	0	2004
	8.145121	10.279812	26.21%	0	2003
	10.000000	8.145121	-18.55%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	21.225267	26.666572	25.64%	301,802	2010
	10.052063	21.225267	111.15%	381,343	2009
	28.815023	10.052063	-65.12%	449,545	2008
	21.140699	28.815023	36.30%	580,679	2007
	15.300434	21.140699	38.17%	713,141	2006
	11.702352	15.300434	30.75%	961,172	2005
	9.384754	11.702352	24.70%	1,187,751	2004
	6.144858	9.384754	52.73%	1,937,337	2003
	6.389225	6.144858	-3.82%	2,177,354	2002
	6.569856	6.389225	-2.75%	2,400,770	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.958640	28.849797	25.66%	278,658	2010
	10.861853	22.958640	111.37%	356,620	2009
	31.110609	10.861853	-65.09%	262,750	2008
	22.833014	31.110609	36.25%	470,038	2007
	16.520190	22.833014	38.21%	432,605	2006
	12.647978	16.520190	30.62%	485,258	2005
	10.000000	12.647978	26.48%	233,068	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	27.166286	34.775189	28.01%	211,609	2010
	17.409995	27.166286	56.04%	248,166	2009
	32.626096	17.409995	-46.64%	274,287	2008
	22.661928	32.626096	43.97%	436,085	2007
	18.377588	22.661928	23.31%	542,407	2006
	12.232540	18.377588	50.24%	701,604	2005
	9.941176	12.232540	23.05%	891,024	2004
	6.931923	9.941176	43.41%	1,345,636	2003
	7.202559	6.931923	-3.76%	802,424	2002
	8.120188	7.202559	-11.30%	468,871	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.794768	35.585236	28.03%	431,220	2010
	17.803181	27.794768	56.12%	461,632	2009
	33.345665	17.803181	-46.61%	408,659	2008
	23.166285	33.345665	43.94%	546,317	2007
	18.779824	23.166285	23.36%	542,563	2006
	12.504808	18.779824	50.18%	780,349	2005
	10.000000	12.504808	25.05%	337,461	2004*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.096887	12.348357	11.28%	26,598	2010
	8.817241	11.096887	25.85%	35,961	2009
	14.327086	8.817241	-38.46%	48,976	2008
	13.155968	14.327086	8.90%	53,869	2007
	11.683398	13.155968	12.60%	39,739	2006
	10.846475	11.683398	7.72%	39,541	2005
	9.985330	10.846475	8.62%	54,975	2004
	7.469134	9.985330	33.69%	65,352	2003
	9.850083	7.469134	-24.17%	70,740	2002
	9.913591	9.850083	-0.64%	52,043	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.117881	16.471980	25.57%	365,344	2010
	10.000000	13.117881	31.18%	189,445	2009*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.766988	10.981611	25.26%	1,722	2010
	6.210682	8.766988	41.16%	1,723	2009
	10.000000	6.210682	-37.89%	1,933	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.475359	12.976315	4.02%	96,684	2010
	11.439243	12.475359	9.06%	87,731	2009
	11.747255	11.439243	-2.62%	71,695	2008
	10.843127	11.747255	8.34%	66,908	2007
	10.786652	10.843127	0.52%	88,363	2006
	10.733074	10.786652	0.50%	138,212	2005
	10.251290	10.733074	4.70%	104,676	2004
	10.000000	10.251290	2.51%	20,532	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	12.535413	14.158602	12.95%	123,244	2010
	10.727161	12.535413	16.86%	143,565	2009
	16.573281	10.727161	-35.27%	160,085	2008
	16.761402	16.573281	-1.12%	223,584	2007
	14.466750	16.761402	15.86%	296,813	2006
	13.972751	14.466750	3.54%	384,570	2005
	12.497265	13.972751	11.81%	472,094	2004
	9.763798	12.497265	28.00%	538,556	2003
	12.238143	9.763798	-20.22%	548,035	2002
	13.496155	12.238143	-9.32%	637,194	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.336936	16.072303	12.10%	0	2010
	10.831749	14.336936	32.36%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.304816	12.159910	18.00%	7,037	2010
	8.014303	10.304816	28.58%	8,663	2009
	10.706130	8.014303	-25.14%	11,100	2008
	11.075698	10.706130	-3.34%	11,978	2007
	10.000000	11.075698	10.76%	6,384	2006*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.795689	18.850238	12.23%	0	2010
	14.161038	16.795689	18.60%	160,549	2009
	19.544919	14.161038	-27.55%	210,932	2008
	20.823433	19.544919	-6.14%	284,933	2007
	17.735498	20.823433	17.41%	397,513	2006
	17.064195	17.735498	3.93%	427,469	2005
	15.083309	17.064195	13.13%	548,790	2004
	11.820257	15.083309	27.61%	550,539	2003
	13.671134	11.820257	-13.54%	506,340	2002
	12.246733	13.671134	11.63%	486,672	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.092418	13.133455	8.61%	17,146	2010
	10.000000	12.092418	20.92%	5,217	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.103025	11.219769	11.05%	4,642	2010
	10.000000	10.103025	1.03%	10,587	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.847913	12.286117	13.26%	39,815	2010
	10.000000	10.847913	8.48%	42,713	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.514225	15.581041	24.51%	16,025	2010
	10.115464	12.514225	23.71%	16,536	2009
	14.797388	10.115464	-31.64%	16,925	2008
	15.053847	14.797388	-1.70%	36,302	2007
	13.296932	15.053847	13.21%	54,884	2006
	12.531223	13.296932	6.11%	111,725	2005
	10.390259	12.531223	20.61%	127,548	2004
	7.621145	10.390259	36.33%	79,216	2003
	10.000000	7.621145	-23.79%	22,930	2002*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.565158	12.003161	13.61%	123,416	2010
	7.982669	10.565158	32.35%	164,466	2009
	12.302642	7.982669	-35.11%	196,243	2008
	11.535771	12.302642	6.65%	222,035	2007
	10.675613	11.535771	8.06%	235,769	2006
	10.412112	10.675613	2.53%	309,472	2005
	9.907291	10.412112	5.10%	370,602	2004
	7.946085	9.907291	24.68%	388,967	2003
	11.301945	7.946085	-29.69%	463,993	2002
	14.753247	11.301945	-23.39%	660,264	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.508709	14.214038	13.63%	752,349	2010
	10.006349	12.508709	25.01%	843,890	2009
	16.088042	10.006349	-37.80%	963,227	2008
	15.447861	16.088042	4.14%	1,184,142	2007
	13.516530	15.447861	14.29%	1,476,564	2006
	13.047436	13.516530	3.60%	1,913,723	2005
	11.917758	13.047436	9.48%	2,346,033	2004
	9.382799	11.917758	27.02%	2,541,865	2003
	12.213795	9.382799	-23.18%	2,773,658	2002
	14.056384	12.213795	-13.11%	3,530,876	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.075751	16.061437	14.11%	143,187	2010
	11.606754	14.075751	21.27%	143,425	2009
	16.650466	11.606754	-30.29%	172,542	2008
	15.707738	16.650466	6.00%	223,936	2007
	13.628374	15.707738	15.26%	268,269	2006
	13.194929	13.628374	3.28%	343,841	2005
	12.694371	13.194929	3.94%	436,777	2004
	10.587631	12.694371	19.90%	514,120	2003
	12.847445	10.587631	-17.59%	572,077	2002
	14.317438	12.847445	-10.27%	741,652	2001

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	15.558293	16.080873	3.36%	0	2010
	12.005020	15.558293	29.60%	0	2009
	19.356758	12.005020	-37.98%	0	2008
	18.783101	19.356758	3.05%	0	2007
	15.483062	18.783101	21.31%	0	2006
	13.984190	15.483062	10.72%	0	2005
	11.774891	13.984190	18.76%	0	2004
	8.762972	11.774891	34.93%	0	2003
	10.048250	8.726972	-13.15%	0	2002
	10.000000	10.048250	0.48%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.925134	11.582473	29.77%	0	2010
	7.156492	8.925134	24.71%	0	2009
	11.589311	7.156492	-38.25%	0	2008
	13.169471	11.589311	-12.00%	0	2007
	12.825297	13.169471	2.68%	0	2006
	12.250377	12.825297	4.69%	0	2005
	11.119360	12.250377	10.17%	0	2004
	8.533101	11.119360	30.31%	0	2003
	10.662836	8.533101	-19.97%	0	2002
	10.000000	10.662836	6.63%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.480771	16.620967	7.37%	149,522	2010
	12.990430	15.480771	19.17%	187,491	2009
	14.160260	12.990430	-8.26%	170,307	2008
	13.580223	14.160260	4.27%	248,379	2007
	13.176561	13.580223	3.06%	268,811	2006
	13.145443	13.176561	0.24%	311,739	2005
	12.820818	13.145443	2.53%	353,752	2004
	12.381646	12.820818	3.55%	449,760	2003
	11.447615	12.381646	8.16%	530,807	2002
	10.711288	11.447615	6.87%	428,343	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.309630	11.500768	11.55%	14,723	2010
	8.392104	10.309630	22.85%	10,555	2009
	11.319809	8.392104	-25.86%	12,774	2008
	10.530166	11.319809	7.50%	2,979	2007
	10.000000	10.530166	5.30%	0	2006*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.756750	11.056214	13.32%	16,352	2010
	7.656909	9.756750	27.42%	15,350	2009
	11.500128	7.656909	-33.42%	15,350	2008
	10.550192	11.500128	9.00%	15,350	2007
	10.000000	10.550192	5.50%	2,550	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.266421	10.636213	14.78%	5,366	2010
	7.126651	9.266421	30.02%	3,190	2009
	11.631044	7.126651	-38.73%	0	2008
	10.570374	11.631044	10.03%	0	2007
	10.000000	10.570374	5.70%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.497453	21.434766	15.88%	0	2010
	13.779338	18.497453	34.24%	471,122	2009
	24.266828	13.779338	-43.22%	554,127	2008
	20.871508	24.266828	16.27%	678,302	2007
	18.901750	20.871508	10.42%	803,476	2006
	16.347553	18.901750	15.62%	1,036,835	2005
	14.323796	16.347553	14.13%	1,083,985	2004
	11.278034	14.323796	27.01%	1,094,422	2003
	12.583756	11.278034	-10.38%	1,198,462	2002
	14.511996	12.583756	-13.29%	1,414,123	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.916868	10.513569	17.91%	45,800	2010
	6.106444	8.916868	46.02%	52,542	2009
	13.535090	6.106444	-54.88%	58,181	2008
	9.392496	13.535090	44.11%	70,917	2007
	10.000000	9.392496	-6.08%	24,561	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.816432	14.595385	13.88%	506,277	2010
	9.961011	12.816432	28.67%	586,152	2009
	17.570160	9.961011	-43.31%	666,583	2008
	17.509406	17.570160	0.35%	865,326	2007
	14.735761	17.509406	18.82%	1,083,107	2006
	14.080938	14.735761	4.65%	1,369,313	2005
	12.776102	14.080938	10.21%	1,658,298	2004
	9.915199	12.776102	28.85%	1,796,436	2003
	12.072578	9.915199	-17.87%	1,927,082	2002
	12.855639	12.072578	-6.09%	2,325,141	2001

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.430965	10.315846	22.36%	0	2010
	5.847137	8.430965	44.19%	175,064	2009
	13.149486	5.847137	-55.53%	188,474	2008
	10.800919	13.149486	21.74%	229,811	2007
	10.365706	10.800919	4.20%	284,094	2006
	9.622655	10.365706	7.72%	347,480	2005
	9.083503	9.622655	5.94%	406,598	2004
	7.079820	9.083503	28.30%	479,193	2003
	9.163302	7.079820	-22.74%	529,270	2002
	10.823977	9.163302	-15.34%	722,505	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.455749	14.062490	22.75%	424,991	2010
	9.034332	11.455749	26.80%	476,870	2009
	17.303522	9.034332	-47.79%	526,328	2008
	13.784216	17.303522	25.53%	673,845	2007
	13.051470	13.784216	5.61%	756,837	2006
	12.481488	13.051470	4.57%	977,062	2005
	12.215278	12.481488	2.18%	1,189,206	2004
	9.297061	12.215278	31.39%	1,368,894	2003
	13.460931	9.297061	-30.93%	1,534,126	2002
	16.535951	13.460931	-18.60%	2,012,118	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.406381	12.842832	12.59%	182,966	2010
	8.017681	11.406381	42.27%	203,944	2009
	10.812888	8.017681	-25.85%	236,763	2008
	10.645446	10.812888	1.57%	361,817	2007
	9.676498	10.645446	10.01%	517,937	2006
	9.538233	9.676498	1.45%	689,115	2005
	8.805728	9.538233	8.32%	889,448	2004
	7.008816	8.805728	25.64%	1,274,704	2003
	6.835860	7.008816	2.53%	1,315,908	2002
	7.841660	6.835860	-12.83%	1,514,245	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.377848	11.671877	12.47%	62,626	2010
	7.286758	10.377848	42.42%	71,150	2009
	9.815998	7.286758	-25.77%	55,510	2008
	10.000000	9.815998	-1.84%	60,564	2007

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.323833	13.130896	6.55%	90,047	2010
	10.767010	12.323833	14.46%	78,475	2009
	11.257864	10.767010	-4.36%	78,707	2008
	10.918161	11.257864	3.11%	85,938	2007
	10.578824	10.918161	3.21%	93,019	2006
	10.472919	10.578824	1.01%	95,094	2005
	10.145856	10.472919	3.22%	78,512	2004
	10.000000	10.145856	1.46%	7,978	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.355633	11.914633	27.35%	62,255	2010
	6.752766	9.355633	38.55%	47,266	2009
	11.281790	6.752766	-40.14%	45,738	2008
	9.873116	11.281790	14.27%	55,851	2007
	10.000000	9.873116	-1.27%	36,228	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.463671	15.053287	11.81%	61,219	2010
	10.761419	13.463671	25.11%	73,498	2009
	19.374386	10.761419	-44.46%	79,794	2008
	16.706448	19.374386	15.97%	95,040	2007
	14.314265	16.706448	16.71%	111,526	2006
	12.158959	14.314265	17.73%	159,159	2005
	10.827561	12.158959	12.30%	198,292	2004
	7.641053	10.827561	41.70%	223,268	2003
	9.694371	7.641053	-21.18%	306,410	2002
	12.445337	9.694371	-22.10%	434,467	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.647802	15.261505	11.82%	46,684	2010
	10.904075	13.647802	25.16%	51,396	2009
	19.635760	10.904075	-44.47%	70,096	2008
	16.929146	19.635760	15.99%	77,960	2007
	14.504720	16.929146	16.71%	84,276	2006
	12.325615	14.504720	17.68%	87,029	2005
	10.975122	12.325615	12.31%	85,200	2004
	7.742612	10.975122	41.75%	67,780	2003
	10.000000	7.742612	-22.57%	35,813	2002*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.045668	15.072456	25.13%	19,457	2010
	7.734279	12.045668	55.74%	25,912	2009
	16.009451	7.734279	-51.69%	21,717	2008
	15.322256	16.009451	4.48%	26,938	2007
	13.325954	15.322256	14.98%	31,385	2006
	13.131503	13.325954	1.48%	52,356	2005
	11.642349	13.131503	12.79%	48,218	2004
	7.456574	11.642349	56.14%	40,559	2003
	10.000000	7.456574	-25.43%	11,180	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.678713	11.905722	11.49%	88,136	2010
	7.958979	10.678713	34.17%	86,574	2009
	11.434551	7.958979	-30.40%	104,144	2008
	11.138120	11.434551	2.66%	130,688	2007
	10.000000	11.138120	11.38%	71,021	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.324145	10.561417	26.88%	22,449	2010
	6.513398	8.324145	27.80%	17,185	2009
	9.827275	6.513398	-33.72%	11,403	2008
	10.174262	9.827275	-3.41%	14,039	2007
	10.000000	10.174262	1.74%	20,282	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.518401	9.293298	9.10%	2,045	2010
	6.609350	8.518401	28.88%	2,045	2009
	10.000000	6.609350	-33.91%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.887218	12.659685	16.28%	11,274	2010
	6.373443	10.887218	70.82%	20,319	2009
	13.609629	6.373443	-53.17%	12,222	2008
	10.687719	13.609629	27.34%	42,596	2007
	10.000000	10.687719	6.88%	19,260	2006*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.728363	15.838106	7.53%	0	2010
	10.837681	14.728363	35.90%	0	2009
	18.326473	10.837681	-40.86%	0	2008
	15.996376	18.326473	14.57%	0	2007
	13.283455	15.996376	20.42%	0	2006
	12.151044	13.283455	9.32%	0	2005
	10.330324	12.151044	17.63%	0	2004
	7.876034	10.330324	31.16%	0	2003
	10.000000	7.876034	-21.24%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.947598	10.670695	7.27%	13,636	2010
	7.327522	9.947598	35.76%	20,259	2009
	12.423544	7.327522	-41.02%	19,379	2008
	10.876142	12.423544	14.23%	17,538	2007
	10.000000	10.876142	8.76%	9,917	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.192672	16.063089	13.18%	64,155	2010
	12.085023	14.192672	17.44%	87,846	2009
	11.499520	12.085023	5.09%	77,056	2008
	10.467375	11.499520	9.86%	54,155	2007
	10.000000	10.467375	4.67%	37,305	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.318037	3.18%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.293642	12.94%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.927216	10.201788	14.28%	0	2010
	7.451300	8.927216	19.81%	0	2009
	13.094945	7.451300	-43.10%	0	2008
	11.815211	13.094945	10.83%	0	2007
	11.232590	11.815211	5.19%	0	2006
	10.429865	11.232590	7.70%	0	2005
	9.885524	10.429865	5.51%	0	2004
	7.713352	9.885524	28.16%	0	2003
	10.305269	7.713352	-25.15%	0	2002
	10.000000	10.305269	3.05%	0	2001*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.418845	8.457223	14.00%	0	2010
	6.210808	7.418845	19.45%	0	2009
	10.940189	6.210808	-43.23%	0	2008
	9.895843	10.940189	10.55%	0	2007
	10.000000	9.895843	-1.04%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.118855	9.517642	17.23%	636	2010
	5.778577	8.118855	40.50%	853	2009
	11.045621	5.778577	-47.68%	862	2008
	10.098276	11.045621	9.38%	872	2007
	10.000000	10.098276	0.98%	1,315	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	12.461145	13.508599	8.41%	0	2010
	9.815733	12.461145	26.95%	0	2009
	14.200219	9.815733	-30.88%	0	2008
	13.274303	14.200219	6.98%	0	2007
	11.494849	13.274303	15.48%	0	2006
	11.030508	11.494849	4.21%	0	2005
	10.230038	11.030508	7.82%	0	2004
	8.309355	10.230038	23.11%	0	2003
	9.947728	8.309355	-16.47%	0	2002
	10.000000	9.947728	-0.52%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.558889	11.001090	4.19%	0	2010
	8.357919	10.558889	26.33%	0	2009
	11.833358	8.357919	-29.37%	0	2008
	10.692056	11.833358	10.67%	0	2007
	10.000000	10.692056	6.92%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.507631	9.892677	16.28%	0	2010
	6.536992	8.507631	30.15%	0	2009
	11.935165	6.536992	-45.23%	0	2008
	12.769858	11.935165	-6.54%	0	2007
	10.000000	12.769858	27.70%	0	2006*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	17.055570	19.047466	11.68%	0	2010
	12.744912	17.055570	33.82%	0	2009
	21.604147	12.744912	-41.01%	0	2008
	19.033002	21.604147	13.51%	0	2007
	14.999471	19.033002	26.89%	0	2006
	12.853733	14.999471	16.69%	0	2005
	10.475446	12.853733	22.70%	0	2004
	8.202658	10.475446	27.71%	0	2003
	10.000000	8.202658	-17.97%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.138607	23.806693	7.53%	27,074	2010
	10.000000	22.138607	23.73%	18,984	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.433875	9.939702	5.36%	249,943	2010
	6.529428	9.433875	44.48%	273,610	2009
	11.849184	6.529428	-44.90%	275,800	2008
	8.764647	11.849184	35.19%	311,261	2007
	8.117387	8.764647	7.97%	254,450	2006
	7.288137	8.117387	11.38%	324,462	2005
	6.243610	7.288137	16.73%	431,288	2004
	5.247979	6.243610	18.97%	505,166	2003
	6.308565	5.247979	-16.81%	608,515	2002
	8.156515	6.308565	-22.66%	793,958	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.624570	15.554798	23.21%	24,467	2010
	8.121553	12.624570	55.45%	9,268	2009
	14.629720	8.121553	-44.49%	8,480	2008
	12.143947	14.629720	20.47%	17,539	2007
	11.369701	12.143947	6.81%	27,562	2006
	10.320979	11.369701	10.16%	28,161	2005
	10.344072	10.320979	-0.22%	30,606	2004
	7.104956	10.344072	45.59%	29,220	2003
	10.000000	7.104956	-28.95%	22,482	2002*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.159826	5.120391	23.09%	128,528	2010
	2.679452	4.159826	55.25%	137,029	2009
	4.833165	2.679452	-44.56%	147,373	2008
	4.013802	4.833165	20.41%	165,976	2007
	3.761807	4.013802	6.70%	155,265	2006
	3.407981	3.761807	10.38%	193,576	2005
	3.424754	3.407981	-0.49%	243,842	2004
	2.362906	3.424754	44.94%	278,623	2003
	4.042843	2.362906	-41.55%	353,798	2002
	6.518569	4.042843	-37.98%	598,590	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.414179	30.204806	23.72%	72,916	2010
	13.778325	24.414179	77.19%	76,561	2009
	29.137508	13.778325	-52.71%	64,849	2008
	22.993329	29.137508	26.72%	87,194	2007
	15.839922	22.993329	45.16%	78,192	2006
	12.125277	15.839922	30.64%	75,812	2005
	10.322507	12.125277	17.46%	89,887	2004
	7.753412	10.322507	33.14%	97,029	2003
	10.000000	7.753412	-22.47%	90,495	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.327608	17.724057	23.71%	112,213	2010
	8.085923	14.327608	77.19%	127,587	2009
	17.106374	8.085923	-52.73%	157,493	2008
	13.504918	17.106374	26.67%	181,585	2007
	9.307673	13.504918	45.09%	130,198	2006
	7.129095	9.307673	30.56%	150,982	2005
	6.070385	7.129095	17.44%	186,541	2004
	4.560019	6.070385	33.12%	235,058	2003
	6.207358	4.560019	-26.54%	333,630	2002
	8.193350	6.207358	-24.24%	584,735	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.968266	14.620270	22.16%	13,977	2010
	9.546589	11.968266	25.37%	18,497	2009
	14.444819	9.546589	-33.91%	26,944	2008
	14.249319	14.444819	1.37%	40,823	2007
	12.324624	14.249319	15.62%	53,654	2006
	11.404429	12.324624	8.07%	97,777	2005
	10.000000	11.404429	14.04%	37,112	2004*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.514194	10.470289	10.05%	52,172	2010
	7.852222	9.514194	21.17%	43,898	2009
	11.798906	7.852222	-33.45%	41,758	2008
	11.083175	11.798906	6.46%	27,314	2007
	10.000000	11.083175	10.83%	12,848	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.767727	7.68%	1,444	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.308180	10.739013	4.18%	58,208	2010
	9.192484	10.308180	12.14%	32,780	2009
	10.731098	9.192484	-14.34%	30,287	2008
	10.351661	10.731098	3.67%	61,670	2007
	10.039359	10.351661	3.11%	55,040	2006
	10.001252	10.039359	0.38%	50,955	2005
	10.029240	10.001252	-0.28%	71,748	2004
	10.000000	10.029240	0.29%	19,320	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.053604	8.348353	18.36%	0	2010
	5.807100	7.053604	21.47%	0	2009
	9.696259	5.807100	-40.11%	0	2008
	9.749511	9.696259	-0.55%	0	2007
	10.000000	9.749511	-2.50%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.158301	13.564681	21.57%	39,350	2010
	8.580237	11.158301	30.05%	27,257	2009
	14.319374	8.580237	-40.08%	6,158	2008
	13.448279	14.319374	6.48%	13,942	2007
	11.952742	13.448279	12.51%	7,661	2006
	11.304090	11.952742	5.74%	6,895	2005
	10.000000	11.304090	13.04%	771	2004*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	7.407188	8.740195	18.00%	218,554	2010
	5.608514	7.407188	32.07%	233,084	2009
	9.247490	5.608514	-39.35%	251,503	2008
	7.818137	9.247490	18.28%	349,568	2007
	7.441876	7.818137	5.06%	404,436	2006
	7.061579	7.441876	5.39%	505,610	2005
	6.598302	7.061579	7.02%	603,087	2004
	5.023564	6.598302	31.35%	671,307	2003
	7.122661	5.023564	-29.47%	759,983	2002
	10.017067	7.122661	-28.89%	979,186	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.476300	14.007564	12.27%	200,379	2010
	10.000000	12.476300	24.76%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.342382	10.355268	10.84%	94,226	2010
	7.650257	9.342382	22.12%	89,879	2009
	11.009718	7.650257	-30.51%	73,862	2008
	10.483365	11.009718	5.02%	79,037	2007
	10.000000	10.483365	4.83%	32,116	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.553506	11.068248	4.88%	89,690	2010
	9.510049	10.553506	10.97%	87,830	2009
	10.663696	9.510049	-10.82%	132,791	2008
	10.465384	10.663696	1.89%	86,918	2007
	10.000000	10.465384	4.65%	8,998	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.364857	11.415074	10.13%	40,671	2010
	7.397298	10.364857	40.12%	43,753	2009
	12.183081	7.397298	-39.28%	43,997	2008
	10.766487	12.183081	13.16%	38,970	2007
	10.000000	10.766487	7.66%	16,324	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.637900	10.102292	16.95%	97,883	2010
	6.290124	8.637900	37.32%	98,048	2009
	11.395152	6.290124	-44.80%	103,838	2008
	10.292123	11.395152	10.72%	95,809	2007
	10.000000	10.292123	2.92%	26,755	2006*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.784737	8.548465	9.81%	34,025	2010
	6.019832	7.784737	29.32%	28,447	2009
	9.822744	6.019832	-38.72%	15,984	2008
	10.000000	9.822744	-1.77%	11,590	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	16.017804	17.934606	11.97%	74,849	2010
	11.087587	16.017804	44.47%	81,885	2009
	15.560644	11.087587	-28.75%	96,065	2008
	15.248676	15.560644	2.05%	122,860	2007
	13.932715	15.248676	9.45%	168,087	2006
	13.752788	13.932715	1.31%	229,692	2005
	12.624110	13.752788	8.94%	329,381	2004
	10.434145	12.624110	20.99%	355,104	2003
	10.215382	10.434145	2.14%	351,269	2002
	9.906674	10.215382	3.12%	395,611	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	12.025719	13.465501	11.97%	38,536	2010
	8.319610	12.025719	44.55%	43,678	2009
	11.693614	8.319610	-28.85%	49,015	2008
	11.455462	11.693614	2.08%	32,239	2007
	10.467295	11.455462	9.44%	60,029	2006
	10.000000	10.467295	4.67%	26,082	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.788491	8.909545	14.39%	384,946	2010
	5.145870	7.788491	51.35%	491,842	2009
	10.000000	5.145870	-48.54%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.984850	9.764175	22.28%	5,121	2010
	6.134943	7.984850	30.15%	7,786	2009
	10.000000	6.134943	-38.65%	10,608	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.140741	9.260039	13.75%	18	2010
	6.367935	8.140741	27.84%	18	2009
	10.000000	6.367935	-36.32%	18	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.405466	10.275186	9.25%	27,214	2010
	7.932892	9.405466	18.56%	26,322	2009
	10.000000	7.932892	-20.67%	9,362	2008*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.857611	9.850488	11.21%	194	2010
	7.209508	8.857611	22.86%	194	2009
	10.000000	7.209508	-27.90%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.160215	10.737241	5.68%	6,550	2010
	9.085119	10.160215	11.83%	6,671	2009
	10.000000	9.085119	-9.15%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.131965	10.063573	10.20%	5,747	2010
	7.567920	9.131965	20.67%	4,261	2009
	10.000000	7.567920	-24.32%	18	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.574368	9.613723	12.12%	0	2010
	6.845834	8.574368	25.25%	0	2009
	10.000000	6.845834	-31.54%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.680631	10.444335	7.89%	26,138	2010
	8.313515	9.680631	16.44%	9,913	2009
	10.000000	8.313515	-16.86%	10,798	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.630137	11.260758	5.93%	9,063	2010
	9.875451	10.630137	7.64%	23,173	2009
	10.000000	9.875451	-1.25%	18,737	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.359380	12.152136	6.98%	2,858	2010
	9.859397	11.359380	15.21%	0	2009
	10.000000	9.859397	-1.41%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	23.079879	26.531812	14.96%	763	2010
	14.282143	23.079879	61.60%	763	2009
	34.173167	14.282143	-58.21%	763	2008
	23.724214	34.173167	44.04%	501	2007
	17.536189	23.724214	35.29%	449	2006
	13.361013	17.536189	31.25%	1,982	2005
	11.182997	13.361013	19.48%	3,436	2004
	6.838436	11.182997	63.53%	4,577	2003
	8.152672	6.838436	-16.12%	5,353	2002
	8.690130	8.152672	-6.18%	14,775	2001

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.341787	29.141775	14.99%	28,792	2010
	15.665487	25.341787	61.77%	31,381	2009
	37.543346	15.665487	-58.27%	30,031	2008
	26.069419	37.543346	44.01%	55,658	2007
	19.280056	26.069419	35.21%	39,272	2006
	14.687707	19.280056	31.27%	60,961	2005
	12.292080	14.687707	19.49%	39,808	2004
	7.518664	12.292080	63.49%	32,434	2003
	10.000000	7.518664	-24.81%	4,611	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	16.959907	17.584301	3.68%	403,159	2010
	16.691152	16.959907	1.61%	460,189	2009
	15.659437	16.691152	6.59%	558,473	2008
	14.769261	15.659437	6.03%	694,246	2007
	14.442980	14.769261	2.26%	779,363	2006
	14.134529	14.442980	2.18%	1,038,894	2005
	13.833255	14.134529	2.18%	1,257,812	2004
	13.705885	13.833255	0.93%	1,619,954	2003
	12.480491	13.705885	9.82%	2,141,263	2002
	11.760452	12.480491	6.12%	1,946,861	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.838108	12.149733	12.10%	1,477	2010
	8.443505	10.838108	28.36%	1,477	2009
	15.818800	8.443505	-46.62%	1,477	2008
	12.574169	15.818800	25.80%	4,566	2007
	9.556777	12.574169	31.57%	4,566	2006
	7.417171	9.556777	28.85%	4,566	2005
	6.564149	7.417171	13.00%	6,024	2004
	4.891314	6.564149	34.20%	6,119	2003
	6.513326	4.891314	-24.90%	6,763	2002
	9.226253	6.513326	-29.40%	5,746	2001

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.219108	19.299392	12.08%	42,256	2010
	13.419912	17.219108	28.31%	44,730	2009
	25.134164	13.419912	-46.61%	35,781	2008
	19.978379	25.134164	25.81%	45,403	2007
	15.185847	19.978379	31.56%	36,281	2006
	11.789163	15.185847	28.81%	19,362	2005
	10.418865	11.789163	13.15%	10,027	2004
	7.780338	10.418865	33.91%	5,461	2003
	10.000000	7.780338	-22.20%	3,137	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.443667	8.973193	6.27%	3,718	2010
	6.635011	8.443667	27.26%	5,281	2009
	11.782764	6.635011	-43.69%	2,573	2008
	10.886372	11.782764	8.23%	3,051	2007
	10.000000	10.886372	8.86%	986	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.371310	14.032256	13.43%	80,047	2010
	9.828641	12.371310	25.87%	115,145	2009
	15.727662	9.828641	-37.51%	119,799	2008
	15.001627	15.727662	4.84%	130,022	2007
	12.972191	15.001627	15.64%	131,137	2006
	12.146095	12.972191	6.80%	136,141	2005
	10.765025	12.146095	12.83%	46,073	2004
	8.250068	10.765025	30.48%	24,040	2003
	10.000000	8.250068	-17.50%	10,896	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.558545	12.559714	8.66%	1,816	2010
	10.000000	11.558545	15.59%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.118836	13.434287	10.85%	0	2010
	10.000000	12.118836	21.19%	0	2009*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.367336	12.958613	4.78%	37,826	2010
	11.457685	12.367336	7.94%	43,447	2009
	12.321366	11.457685	-7.01%	35,090	2008
	11.816930	12.321366	4.27%	43,841	2007
	11.248617	11.816930	5.05%	54,596	2006
	11.003783	11.248617	2.22%	53,107	2005
	10.626183	11.003783	3.55%	68,624	2004
	9.952068	10.626183	6.77%	115,367	2003
	10.000000	9.952068	-0.48%	62,139	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.536212	13.758420	9.75%	379,657	2010
	10.634318	12.536212	17.88%	397,629	2009
	13.993020	10.634318	-24.00%	308,877	2008
	13.384801	13.993020	4.54%	412,824	2007
	12.147352	13.384801	10.19%	423,123	2006
	11.653138	12.147352	4.24%	448,803	2005
	10.751523	11.653138	8.39%	392,136	2004
	9.050748	10.751523	18.79%	248,991	2003
	10.000000	9.050748	-9.49%	119,489	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.601804	14.069917	11.65%	81,073	2010
	10.238185	12.601804	23.09%	78,014	2009
	15.081042	10.238185	-32.11%	94,098	2008
	14.358826	15.081042	5.03%	108,409	2007
	12.668669	14.358826	13.34%	94,585	2006
	11.957109	12.668669	5.95%	108,848	2005
	10.780325	11.957109	10.92%	89,827	2004
	8.602581	10.780325	25.32%	60,916	2003
	10.000000	8.602581	-13.97%	24,272	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.610990	13.541356	7.38%	86,687	2010
	11.124870	12.610990	13.36%	94,504	2009
	13.233857	11.124870	-15.94%	131,578	2008
	12.634731	13.233857	4.74%	144,518	2007
	11.776544	12.634731	7.29%	108,671	2006
	11.390205	11.776544	3.39%	159,058	2005
	10.742047	11.390205	6.03%	161,609	2004
	9.548043	10.742047	12.51%	129,742	2003
	10.000000	9.548043	-4.52%	56,368	2002*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.288667	25.335958	24.88%	88,321	2010
	14.993142	20.288667	35.32%	100,764	2009
	23.848329	14.993142	-37.13%	113,478	2008
	22.408755	23.848329	6.42%	146,104	2007
	20.607907	22.408755	8.74%	168,852	2006
	18.578210	20.607907	10.93%	225,840	2005
	16.223105	18.578210	14.52%	275,966	2004
	12.175959	16.223105	33.24%	269,340	2003
	14.528686	12.175959	-16.19%	270,264	2002
	14.877970	14.528686	-2.35%	265,673	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.683920	12.550759	-1.05%	629,955	2010
	12.813136	12.683920	-1.01%	828,501	2009
	12.688521	12.813136	0.98%	1,404,857	2008
	12.237404	12.688521	3.69%	1,224,995	2007
	11.830928	12.237404	3.44%	1,152,587	2006
	11.645419	11.830928	1.59%	1,218,742	2005
	11.674269	11.645419	-0.25%	1,249,149	2004
	11.724794	11.674269	-0.43%	1,594,021	2003
	11.707381	11.724794	0.15%	2,033,966	2002
	11.420765	11.707381	2.51%	2,173,976	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.049686	16.468360	9.43%	96,964	2010
	12.228161	15.049686	23.07%	117,087	2009
	14.941518	12.228161	-18.16%	139,594	2008
	14.433410	14.941518	3.52%	206,749	2007
	13.913021	14.433410	3.74%	230,619	2006
	13.760263	13.913021	1.11%	296,279	2005
	13.053372	13.760263	5.42%	326,923	2004
	11.766225	13.053372	10.94%	352,985	2003
	11.091651	11.766225	6.08%	414,367	2002
	10.759314	11.091651	3.09%	479,207	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.483249	15.227920	12.94%	0	2010
	10.000000	13.483249	34.83%	0	2009

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.232804	9.289882	12.84%	212,179	2010
	6.097185	8.232804	35.03%	249,502	2009
	10.000000	6.097185	-39.03%	6,748	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.382472	16.151407	5.00%	15,399	2010
	11.973127	15.382472	28.47%	21,780	2009
	22.547275	11.973127	-46.90%	23,374	2008
	22.138852	22.547275	1.84%	42,489	2007
	18.227091	22.138852	21.46%	48,644	2006
	16.438512	18.227091	10.88%	43,989	2005
	13.814041	16.438512	19.00%	38,254	2004
	10.000000	13.814041	38.14%	13,860	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.115500	9.275848	14.30%	29,286	2010
	6.319765	8.115500	28.41%	4,953	2009
	10.000000	6.319765	-36.80%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.441661	0.0441661	18243	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.947674	8.866617	11.56%	7,000	2010
	6.303974	7.947674	26.07%	10,681	2009
	10.000000	6.303974	-36.96%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.843432	9.842572	25.49%	255,256	2010
	6.235505	7.843432	25.79%	295,067	2009
	10.000000	6.235505	-37.64%	2,604	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.663025	10.255010	18.38%	85,403	2010
	6.710343	8.663025	29.10%	102,798	2009
	10.000000	6.710343	-32.90%	4,524	2008*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.630412	14.437023	24.13%	24,775	2010
	9.221509	11.630412	26.12%	29,041	2009
	17.393550	9.221509	-46.98%	33,278	2008
	16.017386	17.393550	8.59%	46,142	2007
	15.683909	16.017386	2.13%	44,384	2006
	14.663488	15.683909	6.96%	58,330	2005
	13.066145	14.663488	12.23%	76,346	2004
	9.834714	13.066145	32.86%	95,756	2003
	14.898743	9.834714	-33.99%	94,583	2002
	16.888400	14.898743	-11.78%	100,911	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	19.759466	24.753902	25.28%	71,415	2010
	15.821493	19.759466	24.89%	104,143	2009
	23.566889	15.821493	-32.87%	132,410	2008
	25.582039	23.566889	-7.88%	176,096	2007
	22.041053	25.582039	16.07%	252,150	2006
	21.610219	22.041053	1.99%	341,267	2005
	18.618721	21.610219	16.07%	425,373	2004
	11.995839	18.618721	55.21%	467,907	2003
	16.644463	11.995839	-27.93%	517,696	2002
	13.113877	16.644463	26.92%	665,371	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	18.582482	23.043130	24.00%	105,545	2010
	13.941637	18.582482	33.29%	121,318	2009
	22.794950	13.941637	-38.84%	143,177	2008
	22.557215	22.794950	1.05%	208,084	2007
	20.346532	22.557215	10.87%	235,189	2006
	18.306917	20.346532	11.14%	331,607	2005
	15.544248	18.306917	17.77%	383,712	2004
	11.140091	15.544248	39.53%	409,566	2003
	13.618327	11.140091	-18.20%	443,068	2002
	14.752842	13.618327	-7.69%	532,226	2001

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.070244	12.427368	12.26%	348,243	2010
	8.872334	11.070244	24.77%	395,714	2009
	15.342046	8.872334	-42.17%	448,260	2008
	14.333090	15.342046	7.04%	585,062	2007
	12.747536	14.333090	12.44%	726,427	2006
	11.990154	12.747536	6.32%	957,289	2005
	11.040763	11.990154	8.60%	1,169,294	2004
	8.750353	11.040763	26.18%	1,325,133	2003
	10.700156	8.750353	-18.22%	1,548,820	2002
	12.263952	10.700156	-12.75%	1,914,136	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.258721	9.350388	28.82%	169,336	2010
	5.606879	7.258721	29.46%	173,646	2009
	10.000000	5.606879	-43.93%	373	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.464519	10.605217	1.34%	16,928	2010
	9.873597	10.464519	5.98%	28,820	2009
	10.000000	9.873597	-1.26%	493	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.650966	15.055644	10.29%	22,393	2010
	11.036300	13.650966	23.69%	27,784	2009
	20.039403	11.036300	-44.93%	31,256	2008
	16.891818	20.039403	18.63%	43,424	2007
	13.560826	16.891818	24.56%	54,983	2006
	11.483610	13.560826	18.09%	72,207	2005
	10.033615	11.483610	14.45%	88,603	2004
	7.452628	10.033615	34.63%	103,187	2003
	10.094833	7.452628	-26.17%	120,596	2002
	12.566361	10.094833	-19.67%	142,400	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.489538	20.374292	10.19%	6,878	2010
	14.948770	18.489538	23.69%	8,135	2009
	27.136356	14.948770	-44.91%	9,670	2008
	22.865999	27.136356	18.68%	9,269	2007
	18.367108	22.865999	24.49%	9,690	2006
	15.553625	18.367108	18.09%	5,586	2005
	13.589732	15.553625	14.45%	4,891	2004
	10.000000	13.589732	35.90%	5,361	2003*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.968302	13.961417	7.66%	869,591	2010
	10.000000	12.968302	29.68%	1,431	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.942918	13.619829	5.23%	4,330	2010
	10.000000	12.942918	29.43%	5,146	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.607111	12.151230	14.56%	66,161	2010
	8.338977	10.607111	27.20%	71,563	2009
	13.375244	8.338977	-37.65%	78,631	2008
	13.824407	13.375244	-3.25%	115,346	2007
	12.053514	13.824407	14.69%	135,842	2006
	11.684800	12.053514	3.16%	152,888	2005
	10.050098	11.684800	16.27%	183,967	2004
	7.727599	10.050098	30.05%	146,775	2003
	10.432880	7.727599	-25.93%	158,442	2002
	12.002951	10.432880	-13.08%	177,337	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	13.850234	14.995473	8.27%	0	2010
	9.685417	13.850234	43.00%	193,152	2009
	17.966395	9.685417	-46.09%	233,613	2008
	15.907313	17.966395	12.94%	295,982	2007
	14.891993	15.907313	6.82%	336,372	2006
	14.319467	14.891993	4.00%	458,571	2005
	13.532726	14.319467	5.81%	568,025	2004
	10.444338	13.532726	29.57%	607,243	2003
	14.431466	10.444338	-27.63%	685,338	2002
	16.683918	14.431466	-13.50%	868,992	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	19.062754	21.875959	14.76%	63,926	2010
	13.790576	19.062754	38.23%	72,925	2009
	23.303966	13.790576	-40.82%	85,103	2008
	22.148887	23.303966	5.22%	111,996	2007
	19.019077	22.148887	16.46%	120,736	2006
	16.810131	19.019077	13.14%	116,174	2005
	14.252599	16.810131	17.94%	103,911	2004
	10.000000	14.252599	42.53%	61,105	2003*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.097212	13.881325	14.75%	45,535	2010
	8.746810	12.097212	38.30%	56,202	2009
	14.779357	8.746810	-40.82%	76,795	2008
	14.049241	14.779357	5.20%	105,485	2007
	12.063619	14.049241	16.46%	90,228	2006
	10.665285	12.063619	13.11%	137,470	2005
	9.045084	10.665285	17.91%	164,007	2004
	6.391359	9.045084	41.52%	214,312	2003
	8.295449	6.391359	-22.95%	265,024	2002
	9.531378	8.295449	-12.97%	212,317	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.513024	2.851803	13.48%	6,749	2010
	2.003666	2.513024	25.42%	2,623	2009
	9.593074	2.003666	-79.11%	166	2008
	10.000000	9.593074	-4.07%	1,306	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.724711	3.095495	13.61%	0	2010
	2.197329	2.724711	24.00%	0	2009
	10.412185	2.197329	-78.90%	0	2008
	10.533976	10.412185	-1.16%	1,330	2007
	10.000000	10.533976	5.34%	4,943	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.681293	12.271664	14.89%	187,546	2010
	8.414534	10.681293	26.94%	234,233	2009
	13.820827	8.414534	-39.12%	269,911	2008
	13.376520	13.820827	3.32%	366,527	2007
	11.752267	13.376520	13.82%	452,098	2006
	11.206873	11.752267	4.87%	570,588	2005
	10.347021	11.206873	8.31%	703,788	2004
	8.251913	10.347021	25.39%	805,047	2003
	10.270073	8.251913	-19.65%	842,445	2002
	11.553551	10.270073	-11.11%	1,064,710	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.183088	9.992485	22.11%	12,238	2010
	6.027831	8.183088	35.76%	15,995	2009
	9.798644	6.027831	-38.48%	14,833	2008
	10.024461	9.798644	-2.25%	18,521	2007
	10.000000	10.024461	0.24%	7,369	2006*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	9.535038	12.026321	26.13%	125,587	2010
	7.266731	9.535038	31.21%	148,553	2009
	14.418927	7.266731	-49.60%	169,893	2008
	13.704922	14.418927	5.21%	213,508	2007
	13.452346	13.704922	1.88%	267,163	2006
	12.102745	13.452346	11.15%	353,125	2005
	10.211605	12.102745	18.52%	391,870	2004
	8.217057	10.211605	24.27%	437,215	2003
	11.500467	8.217057	-28.55%	491,992	2002
	16.911124	11.500467	-31.99%	661,579	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.889269	11.784787	8.22%	5,001	2010
	10.000000	10.889269	8.89%	2,292	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.968874	11.416548	4.08%	48,442	2010
	10.000000	10.968874	9.69%	8,344	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.968273	12.803216	6.98%	0	2010
	10.220224	11.968273	17.10%	0	2009
	11.109026	10.220224	-8.00%	0	2008
	10.147287	11.109026	9.48%	0	2007
	10.000000	10.147287	1.47%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	13.079395	13.992100	6.98%	0	2010
	11.592014	13.079395	12.83%	0	2009
	11.183921	11.592014	3.65%	0	2008
	10.394465	11.183921	7.59%	0	2007
	10.000000	10.394465	3.94%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.951646	12.797561	28.60%	0	2010
	6.363587	9.951646	56.38%	0	2009
	11.336649	6.363587	-43.87%	0	2008
	11.019285	11.336649	2.88%	0	2007
	10.000000	11.019285	10.19%	0	2006*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series) - Q/NQ	9.048676	10.358487	14.48%	0	2010
	7.637787	9.048676	18.47%	0	2009
	12.527832	7.637787	-39.03%	0	2008
	11.628301	12.527832	7.74%	0	2007
	10.000000	11.628301	16.28%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.753206	9.526461	22.87%	0	2010
	5.442736	7.753206	42.45%	0	2009
	9.162323	5.442736	-40.60%	0	2008
	10.338322	9.162323	-11.38%	0	2007
	10.000000	10.338322	3.38%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.362476	11.336702	9.40%	0	2010
	8.336009	10.362476	24.31%	0	2009
	11.572090	8.336009	-27.96%	0	2008
	11.029602	11.572090	4.92%	0	2007
	10.000000	11.029602	10.30%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.309787	10.742667	15.39%	0	2010
	7.073617	9.309787	31.61%	0	2009
	11.610128	7.073617	-39.07%	0	2008
	11.412658	11.610128	1.73%	0	2007
	10.000000	11.412658	14.13%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.673999	14.476212	14.22%	0	2010
	7.414414	12.673999	70.94%	0	2009
	10.701370	7.414414	-30.72%	0	2008
	10.595617	10.701370	1.00%	0	2007
	10.000000	10.595617	5.96%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.070715	13.351907	20.61%	0	2010
	7.175016	11.070715	54.30%	0	2009
	11.807040	7.175016	-39.23%	0	2008
	10.823400	11.807040	9.09%	0	2007
	10.000000	10.823400	8.23%	0	2006*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.942598	12.754974	16.56%	0	2010
	7.683579	10.942598	42.42%	0	2009
	10.855001	7.683579	-29.22%	0	2008
	10.770511	10.855001	0.78%	0	2007
	10.000000	10.770511	7.71%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.566956	9.741117	28.73%	0	2010
	5.656444	7.566956	33.78%	0	2009
	10.831863	5.656444	-47.78%	0	2008
	10.366458	10.831863	4.49%	0	2007
	10.000000	10.366458	3.66%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.264628	9.539342	15.42%	0	2010
	6.266681	8.264628	31.88%	0	2009
	10.064080	6.266681	-37.73%	0	2008
	10.841608	10.064080	-7.17%	0	2007
	10.000000	10.841608	8.42%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.505605	10.527946	10.76%	23	2010
	8.107036	9.505605	17.25%	62	2009
	13.094492	8.107036	-38.09%	87	2008
	14.059394	13.094492	-6.86%	217	2007
	11.714840	14.059394	20.01%	316	2006
	11.074140	11.714840	5.79%	316	2005
	9.888676	11.074140	11.99%	316	2004
	8.084119	9.888676	22.32%	316	2003
	10.167221	8.084119	-20.49%	3,150	2002
	10.000000	10.167221	1.67%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	10.103028	11.494272	13.77%	0	2010
	8.152328	10.103028	23.93%	0	2009
	13.336674	8.152328	-38.87%	0	2008
	13.205985	13.336674	0.99%	0	2007
	11.532213	13.205985	14.51%	0	2006
	10.915508	11.532213	5.65%	0	2005
	9.857262	10.915508	10.74%	0	2004
	7.939254	9.857262	24.16%	0	2003
	10.189224	7.939254	-22.08%	0	2002
	10.000000	10.189224	1.89%	0	2001*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.562259	0.0562259	2480	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.488173	11.119553	6.02%	939	2010
	9.667083	10.488173	8.49%	3,269	2009
	10.879942	9.667083	-11.15%	7,536	2008
	10.427386	10.879942	4.34%	20,199	2007
	10.000000	10.427386	4.27%	3,952	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.531461	25.553490	8.59%	9,778	2010
	18.263729	23.531461	28.84%	11,303	2009
	21.708821	18.263729	-15.87%	13,126	2008
	20.595131	21.708821	5.41%	21,150	2007
	18.783127	20.595131	9.65%	23,456	2006
	16.910231	18.783127	11.08%	37,634	2005
	15.527295	16.910231	8.91%	49,491	2004
	12.272332	15.527295	26.52%	67,237	2003
	11.355355	12.272332	8.08%	76,122	2002
	10.423703	11.355355	8.94%	52,717	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	13.216116	13.820663	4.57%	0	2010
	10.077999	13.216116	31.14%	0	2009
	18.393156	10.077999	-45.21%	0	2008
	16.222499	18.393156	13.38%	0	2007
	13.101295	16.222499	23.82%	0	2006
	11.920493	13.101295	9.91%	0	2005
	10.262492	11.920493	16.16%	0	2004
	8.139606	10.262492	26.08%	0	2003
	10.000000	8.139606	-18.60%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.827724	28.656377	25.53%	24,068	2010
	10.810807	22.827724	111.16%	24,323	2009
	30.995838	10.810807	-65.12%	20,300	2008
	22.771877	30.995838	36.11%	35,216	2007
	16.492556	22.771877	38.07%	28,625	2006
	12.639533	16.492556	30.48%	38,983	2005
	10.000000	12.639533	26.40%	49,833	2004*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.966110	26.314442	25.51%	20,864	2010
	9.939339	20.966110	110.94%	24,691	2009
	28.520840	9.939339	-65.15%	27,268	2008
	20.946101	28.520840	36.16%	34,493	2007
	15.174857	20.946101	38.03%	37,966	2006
	11.617992	15.174857	30.62%	53,186	2005
	9.326515	11.617992	24.57%	81,313	2004
	6.112883	9.326515	52.57%	159,912	2003
	6.362414	6.112883	-3.92%	174,908	2002
	6.548959	6.362414	-2.85%	205,904	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.636247	35.346616	27.90%	41,288	2010
	17.719541	27.636247	55.96%	35,008	2009
	33.222665	17.719541	-46.66%	20,390	2008
	23.104281	33.222665	43.79%	35,756	2007
	18.748436	23.104281	23.23%	29,577	2006
	12.496465	18.748436	50.03%	42,598	2005
	10.000000	12.496465	24.96%	33,947	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.834592	34.315944	27.88%	12,002	2010
	17.214804	26.834592	55.88%	13,042	2009
	32.293027	17.214804	-46.69%	13,234	2008
	22.453358	32.293027	43.82%	17,986	2007
	18.226802	22.453358	23.19%	20,207	2006
	12.144376	18.226802	50.08%	36,235	2005
	9.879500	12.144376	22.93%	57,122	2004
	6.895881	9.879500	43.27%	82,407	2003
	7.172354	6.895881	-3.85%	63,355	2002
	8.094362	7.172354	-11.39%	42,344	2001

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.989052	12.216025	11.17%	2,563	2010
	8.740381	10.989052	25.73%	2,563	2009
	14.216592	8.740381	-38.52%	2,563	2008
	13.067757	14.216592	8.79%	2,563	2007
	11.616765	13.067757	12.49%	1,911	2006
	10.795475	11.616765	7.61%	4,983	2005
	9.948427	10.795475	8.51%	4,983	2004
	7.449037	9.948427	33.55%	4,983	2003
	9.833527	7.449037	-24.25%	4,983	2002
	9.906989	9.833527	-0.74%	4,983	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.109049	16.444292	25.44%	14,048	2010
	10.000000	13.109049	31.09%	1,934	2009*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.759604	10.966845	25.20%	114,549	2010
	6.208582	8.759604	41.09%	69,543	2009
	10.000000	6.208582	-37.91%	30,162	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.433365	12.926098	3.96%	331,863	2010
	11.406501	12.433365	9.00%	344,720	2009
	11.719554	11.406501	-2.67%	335,091	2008
	10.823057	11.719554	8.28%	187,946	2007
	10.772114	10.823057	0.47%	221,698	2006
	10.724012	10.772114	0.45%	277,794	2005
	10.247814	10.724012	4.65%	285,696	2004
	10.000000	10.247814	2.48%	106,553	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.940917	13.480316	12.89%	343,727	2010
	10.223592	11.940917	16.80%	391,517	2009
	15.803283	10.223592	-35.31%	445,872	2008
	15.990790	15.803283	-1.17%	392,738	2007
	13.808600	15.990790	15.80%	509,148	2006
	13.343804	13.808600	3.48%	609,588	2005
	11.940757	13.343804	11.75%	626,313	2004
	9.333731	11.940757	27.93%	656,950	2003
	11.705008	9.333731	-20.26%	566,564	2002
	12.914785	11.705008	-9.37%	354,932	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.508855	16.256819	12.05%	0	2010
	10.967180	14.508855	32.29%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.285729	12.131262	17.94%	57,634	2010
	8.003497	10.285729	28.52%	72,604	2009
	10.697120	8.003497	-25.18%	76,675	2008
	11.071995	10.697120	-3.39%	41,748	2007
	10.000000	11.071995	10.72%	21,872	2006*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.645061	19.793514	12.18%	0	2010
	14.884699	17.645061	18.54%	1,090,414	2009
	20.554101	14.884699	-27.58%	1,184,419	2008
	21.909766	20.554101	-6.19%	1,143,755	2007
	18.670139	21.909766	17.35%	1,348,710	2006
	17.972501	18.670139	3.88%	1,521,012	2005
	15.894190	17.972501	13.08%	1,677,569	2004
	12.461991	15.894190	27.54%	1,659,345	2003
	14.420645	12.461991	-13.58%	1,421,135	2002
	12.924722	14.420645	11.57%	646,646	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.088339	13.122397	8.55%	193,397	2010
	10.000000	12.088339	20.88%	81,176	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102743	11.213802	11.00%	0	2010
	10.000000	10.102743	1.03%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.846559	12.278382	13.20%	290	2010
	10.000000	10.846559	8.47%	290	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.817023	13.421278	13.58%	1,371,953	2010
	9.457808	11.817023	24.94%	1,593,483	2009
	15.213830	9.457808	-37.83%	1,805,205	2008
	14.615858	15.213830	4.09%	1,834,114	2007
	12.795006	14.615858	14.23%	1,999,321	2006
	12.357170	12.795006	3.54%	2,350,383	2005
	11.292966	12.357170	9.42%	2,685,637	2004
	7.618563	10.381496	36.27%	295,841	2003
	10.000000	7.618563	-23.81%	38,500	2002*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.317348	11.715723	13.55%	101,230	2010
	7.799377	10.317348	32.28%	116,280	2009
	12.026253	7.799377	-35.15%	126,469	2008
	11.282351	12.026253	6.59%	135,071	2007
	10.446352	11.282351	8.00%	115,502	2006
	10.193646	10.446352	2.48%	125,840	2005
	9.704318	10.193646	5.04%	153,746	2004
	7.787219	9.704318	24.62%	202,739	2003
	11.081580	7.787219	-29.73%	227,001	2002
	14.472958	11.081580	-23.43%	234,301	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.817023	13.421278	13.58%	1,371,953	2010
	9.457808	11.817023	24.94%	1,593,483	2009
	15.213830	9.457808	-37.83%	1,805,205	2008
	14.615858	15.213830	4.09%	1,834,114	2007
	12.795006	14.615858	14.23%	1,999,321	2006
	12.357170	12.795006	3.54%	2,350,383	2005
	11.292966	12.357170	9.42%	2,685,637	2004
	8.895399	11.292966	26.95%	2,809,696	2003
	11.585200	8.895399	-23.22%	2,489,181	2002
	13.339745	11.585200	-13.15%	1,650,641	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	13.133645	14.978871	14.05%	280,599	2010
	10.835374	13.133645	21.21%	308,182	2009
	15.551743	10.835374	-30.33%	353,134	2008
	14.678695	15.551743	5.95%	303,807	2007
	12.741982	14.678695	15.20%	361,108	2006
	12.342942	12.741982	3.23%	383,583	2005
	11.880707	12.342942	3.89%	430,548	2004
	9.914002	11.880707	19.84%	455,998	2003
	12.036131	9.914002	-17.63%	390,215	2002
	13.420126	12.036131	-10.31%	207,988	2001

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	15.494547	16.006898	3.31%	862	2010
	11.961882	15.494547	29.53%	898	2009
	19.296974	11.961882	-38.01%	898	2008
	18.734599	19.296974	3.00%	1,530	2007
	15.450871	18.734599	21.25%	1,605	2006
	13.962144	15.450871	10.66%	3,984	2005
	11.762272	13.962144	18.70%	4,230	2004
	8.722016	11.762272	34.86%	3,965	2003
	10.047625	8.722016	-13.19%	3,225	2002
	10.000000	10.047625	0.48%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.888543	11.529165	29.71%	2,685	2010
	7.130757	8.888543	24.65%	2,215	2009
	11.553497	7.130757	-38.28%	2,094	2008
	13.135461	11.553497	-12.04%	2,142	2007
	12.798639	13.135461	2.63%	2,263	2006
	12.231073	12.798639	4.64%	2,322	2005
	11.107443	12.231073	10.12%	2,220	2004
	8.528249	11.107443	30.24%	2,798	2003
	10.662171	8.528249	-20.01%	358	2002
	10.000000	10.662171	6.62%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.397564	16.523281	7.31%	912,221	2010
	12.927144	15.397564	19.11%	1,068,425	2009
	14.098393	12.927144	-8.31%	1,150,053	2008
	13.527760	14.098393	4.22%	1,204,817	2007
	13.132275	13.527760	3.01%	1,283,032	2006
	13.107871	13.132275	0.19%	1,505,308	2005
	12.790643	13.107871	2.48%	1,634,123	2004
	12.358755	12.790643	3.49%	1,905,769	2003
	11.432220	12.358755	8.10%	1,834,358	2002
	10.702323	11.432220	6.82%	865,966	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.290497	11.473634	11.50%	83,807	2010
	8.380770	10.290497	22.79%	69,068	2009
	11.310248	8.380770	-25.90%	49,548	2008
	10.526627	11.310248	7.44%	44,755	2007
	10.000000	10.526627	5.27%	0	2006*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.738655	11.030144	13.26%	50,033	2010
	7.646576	9.738655	27.36%	47,607	2009
	11.490429	7.646576	-33.45%	53,143	2008
	10.546649	11.490429	8.95%	16,726	2007
	10.000000	10.546649	5.47%	4,457	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.249263	10.611150	14.72%	34,611	2010
	7.117041	9.249263	29.96%	27,387	2009
	11.621249	7.117041	-38.76%	18,109	2008
	10.566834	11.621249	9.98%	25,799	2007
	10.000000	10.566834	5.67%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.394528	21.304743	15.82%	0	2010
	13.709604	18.394528	34.17%	1,268,137	2009
	24.156274	13.709604	-43.25%	1,350,250	2008
	20.786972	24.156274	16.21%	1,511,955	2007
	18.834678	20.786972	10.37%	1,524,946	2006
	16.297747	18.834678	15.57%	1,591,381	2005
	14.287374	16.297747	14.07%	1,468,083	2004
	11.255043	14.287374	26.94%	1,317,724	2003
	12.564462	11.255043	-10.42%	993,408	2002
	14.497111	12.564462	-13.33%	570,419	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.900303	10.488753	17.85%	207,862	2010
	6.098189	8.900303	45.95%	187,395	2009
	13.523666	6.098189	-54.91%	203,870	2008
	9.389333	13.523666	44.03%	131,760	2007
	10.000000	9.389333	-6.11%	31,592	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.193376	15.017074	13.82%	1,754,955	2010
	10.259159	13.193376	28.60%	1,980,975	2009
	18.105249	10.259159	-43.34%	2,119,086	2008
	18.051815	18.105249	0.30%	2,087,898	2007
	15.199905	18.051815	18.76%	2,331,335	2006
	14.531777	15.199905	4.60%	2,569,561	2005
	13.191825	14.531777	10.16%	2,855,701	2004
	10.243000	13.191825	28.79%	2,886,811	2003
	12.478012	10.243000	-17.91%	2,424,350	2002
	13.294130	12.478012	-6.14%	1,414,676	2001

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.055873	9.851932	22.30%	0	2010
	5.589833	8.055873	44.12%	69,477	2009
	12.577225	5.589833	-55.56%	85,250	2008
	10.336124	12.577225	21.68%	60,609	2007
	9.924641	10.336124	4.15%	65,562	2006
	9.217840	9.924641	7.67%	89,177	2005
	8.705771	9.217840	5.88%	116,553	2004
	6.788835	8.705771	28.24%	101,394	2003
	8.791124	6.788835	-22.78%	110,485	2002
	10.389625	8.791124	-15.39%	108,441	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.636620	13.050381	22.69%	834,405	2010
	8.392585	10.636620	26.74%	925,935	2009
	16.082526	8.392585	-47.82%	1,023,486	2008
	12.818073	16.082526	25.47%	1,085,508	2007
	12.142810	12.818073	5.56%	1,040,909	2006
	11.618360	12.142810	4.51%	1,251,524	2005
	11.376318	11.618360	2.13%	1,550,719	2004
	8.662889	11.376318	31.32%	1,656,568	2003
	12.549094	8.662889	-30.97%	1,510,092	2002
	15.423665	12.549094	-18.64%	1,272,300	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.474675	14.038580	12.54%	335,777	2010
	8.773015	12.474675	42.19%	393,514	2009
	11.837516	8.773015	-25.89%	429,432	2008
	11.660133	11.837516	1.52%	550,732	2007
	10.604160	11.660133	9.96%	855,936	2006
	10.457917	10.604160	1.40%	939,949	2005
	9.659661	10.457917	8.26%	1,031,227	2004
	7.692360	9.659661	25.57%	1,265,100	2003
	7.506322	7.692360	2.48%	856,728	2002
	8.615157	7.506322	-12.87%	494,523	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.363858	11.650255	12.41%	251,338	2010
	7.280603	10.363858	42.35%	325,943	2009
	9.812673	7.280603	-25.80%	152,281	2008
	10.000000	9.812673	-1.87%	182,241	2007

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.282400	13.080146	6.50%	308,759	2010
	10.736231	12.282400	14.40%	374,077	2009
	11.231360	10.736231	-4.41%	336,278	2008
	10.897994	11.231360	3.06%	397,328	2007
	10.564594	10.897994	3.16%	334,079	2006
	10.464104	10.564594	0.96%	265,983	2005
	10.142433	10.464104	3.17%	155,733	2004
	10.000000	10.142433	1.42%	89,869	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.338298	11.886570	27.29%	455,636	2010
	6.743663	9.338298	38.48%	337,079	2009
	11.272286	6.743663	-40.17%	270,356	2008
	9.869805	11.272286	14.21%	215,236	2007
	10.000000	9.869805	-1.30%	118,017	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.787237	16.524786	11.75%	34,287	2010
	11.825312	14.787237	25.05%	43,218	2009
	21.300566	11.825312	-44.48%	47,230	2008
	18.376710	21.300566	15.91%	48,130	2007
	15.753299	18.376710	16.65%	51,467	2006
	13.388056	15.753299	17.67%	57,899	2005
	11.928089	13.388056	12.24%	65,996	2004
	8.421945	11.928089	41.63%	75,622	2003
	10.690513	8.421945	-21.22%	90,931	2002
	13.731142	10.690513	-22.14%	97,289	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.594998	15.194792	11.77%	211,866	2010
	10.867381	13.594998	25.10%	249,661	2009
	19.579612	10.867381	-44.50%	263,273	2008
	16.889323	19.579612	15.93%	303,783	2007
	14.477894	16.889323	16.66%	313,927	2006
	12.309005	14.477894	17.62%	274,759	2005
	10.965863	12.309005	12.25%	241,083	2004
	7.739985	10.965863	41.68%	145,291	2003
	10.000000	7.739985	-22.60%	74,589	2002*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.999041	15.006538	25.06%	82,839	2010
	7.708219	11.999041	55.67%	89,279	2009
	15.963627	7.708219	-51.71%	75,652	2008
	15.286166	15.963627	4.43%	95,815	2007
	13.301272	15.286166	14.92%	88,251	2006
	13.113789	13.301272	1.43%	96,611	2005
	11.632535	13.113789	12.73%	187,527	2004
	7.454046	11.632535	56.06%	169,705	2003
	10.000000	7.454046	-25.46%	60,482	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.658939	11.877684	11.43%	347,133	2010
	7.948254	10.658939	34.10%	357,928	2009
	11.424928	7.948254	-30.43%	269,617	2008
	11.134394	11.424928	2.61%	203,028	2007
	10.000000	11.134394	11.34%	153,012	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.308699	10.536498	26.81%	142,344	2010
	6.504602	8.308699	27.74%	161,697	2009
	9.818976	6.504602	-33.75%	155,583	2008
	10.170851	9.818976	-3.46%	94,252	2007
	10.000000	10.170851	1.71%	46,960	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.511220	9.280772	9.04%	31,899	2010
	6.607120	8.511220	28.82%	34,293	2009
	10.000000	6.607120	-33.93%	2,951	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.867049	12.629855	16.22%	74,553	2010
	6.364846	10.867049	70.74%	94,365	2009
	13.598175	6.364846	-53.19%	37,804	2008
	10.684141	13.598175	27.27%	75,869	2007
	10.000000	10.684141	6.84%	10,800	2006*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.671362	15.768838	7.48%	0	2010
	10.801198	14.671362	35.83%	0	2009
	18.274046	10.801198	-40.89%	0	2008
	15.958716	18.274046	14.51%	0	2007
	13.258865	15.958716	20.36%	0	2006
	12.134664	13.258865	9.26%	0	2005
	10.321614	12.134664	17.57%	0	2004
	7.873374	10.321614	31.10%	0	2003
	10.000000	7.873374	-21.27%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.929187	10.645578	7.22%	51,612	2010
	7.317648	9.929187	35.69%	62,474	2009
	12.413074	7.317648	-41.05%	61,479	2008
	10.872497	12.413074	14.17%	61,559	2007
	10.000000	10.872497	8.72%	31,618	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.166385	16.025238	13.12%	246,868	2010
	12.068737	14.166385	17.38%	187,042	2009
	11.489837	12.068737	5.04%	208,946	2008
	10.463874	11.489837	9.80%	207,664	2007
	10.000000	10.463874	4.64%	49,396	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.317181	3.17%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.292708	12.93%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.890615	10.154829	14.22%	518	2010
	7.424507	8.890615	19.75%	519	2009
	13.054477	7.424507	-43.13%	1,962	2008
	11.784684	13.054477	10.77%	2,707	2007
	11.209221	11.784684	5.13%	1,753	2006
	10.413411	11.209221	7.64%	2,521	2005
	9.874902	10.413411	5.45%	2,534	2004
	7.708966	9.874902	28.10%	1,716	2003
	10.304626	7.708966	-25.19%	1,369	2002
	10.000000	10.304626	3.05%	0	2001*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.405096	8.437292	13.94%	3,177	2010
	6.202428	7.405096	19.39%	91	2009
	10.930971	6.202428	-43.26%	879	2008
	9.892531	10.930971	10.50%	997	2007
	10.000000	9.892531	-1.07%	134	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.103801	9.495201	17.17%	13,252	2010
	5.770779	8.103801	40.43%	12,487	2009
	11.036313	5.770779	-47.71%	5,083	2008
	10.094887	11.036313	9.33%	4,300	2007
	10.000000	10.094887	0.95%	2,823	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	12.410075	13.446440	8.35%	1,755	2010
	9.780442	12.410075	26.89%	1,987	2009
	14.156332	9.780442	-30.91%	3,377	2008
	13.239993	14.156332	6.92%	5,721	2007
	11.470926	13.239993	15.42%	5,744	2006
	11.013100	11.470926	4.16%	753	2005
	10.219051	11.0131	7.77%	799	2004
	8.30462	10.219051	23.05%	734	2003
	9.947104	8.30462	-16.51%	537	2002
	10.000000	9.947104	-0.53%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.539915	10.975776	4.14%	0	2010
	8.347111	10.539915	26.27%	0	2009
	11.824034	8.347111	-29.41%	0	2008
	10.689063	11.824034	10.62%	0	2007
	10.000000	10.689063	6.89%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.492310	9.869890	16.22%	0	2010
	6.528516	8.492310	30.08%	0	2009
	11.925753	6.528516	-45.26%	0	2008
	12.766269	11.925753	-6.58%	0	2007
	10.000000	12.766269	27.66%	0	2006*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.989575	18.964195	11.62%	0	2010
	12.702013	16.989575	33.75%	0	2009
	21.542349	12.702013	-41.04%	0	2008
	18.988211	21.542349	13.45%	0	2007
	14.971718	18.988211	26.83%	0	2006
	12.836417	14.971718	16.63%	0	2005
	10.466614	12.836417	22.64%	0	2004
	8.199880	10.466614	27.64%	0	2003
	10.000000	8.199880	-18.00%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.037235	23.685706	7.48%	91,508	2010
	10.000000	22.037235	23.67%	66,758	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.386671	9.884966	5.31%	955,840	2010
	6.500045	9.386671	44.41%	1,157,054	2009
	11.801837	6.500045	-44.92%	1,036,731	2008
	8.734063	11.801837	35.12%	976,231	2007
	8.093142	8.734063	7.92%	805,473	2006
	7.270035	8.093142	11.32%	920,502	2005
	6.231243	7.270035	16.67%	1,028,114	2004
	5.240220	6.231243	18.91%	1,111,822	2003
	6.302423	5.240220	-16.85%	1,130,113	2002
	8.152720	6.302423	-22.70%	1,023,497	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.575766	15.486858	23.15%	82,156	2010
	8.094243	12.575766	55.37%	76,014	2009
	14.587904	8.094243	-44.51%	84,855	2008
	12.115386	14.587904	20.41%	63,124	2007
	11.348676	12.115386	6.76%	69,207	2006
	10.307067	11.348676	10.11%	78,671	2005
	10.335357	10.307067	-0.27%	89,482	2004
	7.102551	10.335357	45.52%	102,788	2003
	10.000000	7.102551	-28.97%	61,041	2002*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.138988	5.092165	23.03%	192,059	2010
	2.667374	4.138988	55.17%	222,519	2009
	4.813811	2.667374	-44.59%	262,624	2008
	3.999765	4.813811	20.35%	285,775	2007
	3.750538	3.999765	6.65%	235,538	2006
	3.399492	3.750538	10.33%	285,531	2005
	3.417949	3.399492	-0.54%	339,813	2004
	2.359397	3.417949	44.87%	387,451	2003
	4.038883	2.359397	-41.58%	474,132	2002
	6.515527	4.038883	-38.01%	637,428	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.319760	30.072820	23.66%	411,342	2010
	13.731980	24.319760	77.10%	390,726	2009
	29.054225	13.731980	-52.74%	383,069	2008
	22.939247	29.054225	26.66%	437,324	2007
	15.810633	22.939247	45.09%	379,965	2006
	12.108943	15.810633	30.57%	332,868	2005
	10.313811	12.108943	17.41%	305,284	2004
	7.750784	10.313811	33.07%	335,708	2003
	10.000000	7.750784	-22.49%	232,278	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.255855	17.626398	23.64%	277,453	2010
	8.049491	14.255855	77.10%	360,270	2009
	17.037948	8.049491	-52.76%	441,059	2008
	13.457741	17.037948	26.60%	429,044	2007
	9.279830	13.457741	45.02%	389,802	2006
	7.111343	9.279830	30.49%	440,485	2005
	6.058322	7.111343	17.38%	496,030	2004
	4.553254	6.058322	33.05%	548,582	2003
	6.201296	4.553254	-26.58%	710,543	2002
	8.189524	6.201296	-24.28%	878,214	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.934062	14.571140	22.10%	66,908	2010
	9.524129	11.934062	25.30%	73,270	2009
	14.418129	9.524129	-33.94%	83,253	2008
	14.230228	14.418129	1.32%	110,719	2007
	12.314314	14.230228	15.56%	132,696	2006
	11.400631	12.314314	8.01%	195,099	2005
	10.000000	11.400631	14.01%	68,592	2004*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.496562	10.445607	9.99%	219,243	2010
	7.841640	9.496562	21.10%	235,450	2009
	11.788968	7.841640	-33.48%	189,729	2008
	11.079463	11.788968	6.40%	171,904	2007
	10.000000	11.079463	10.79%	50,416	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.764126	7.64%	19,111	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.273491	10.697467	4.13%	247,202	2010
	9.166189	10.273491	12.08%	287,258	2009
	10.705809	9.166189	-14.38%	216,373	2008
	10.332505	10.705809	3.61%	250,694	2007
	10.025843	10.332505	3.06%	188,594	2006
	9.992825	10.025843	0.33%	204,299	2005
	10.025854	9.992825	-0.33%	180,090	2004
	10.000000	10.025854	0.26%	70,715	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.040521	8.328667	18.30%	10,616	2010
	5.799261	7.040521	21.40%	12,253	2009
	9.688085	5.799261	-40.14%	891	2008
	9.746244	9.688085	-0.60%	11,065	2007
	10.000000	9.746244	-2.54%	364	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.126395	13.519055	21.50%	39,304	2010
	8.560035	11.126395	29.98%	19,400	2009
	14.292911	8.560035	-40.11%	18,638	2008
	13.430250	14.292911	6.42%	50,404	2007
	11.942734	13.430250	12.46%	26,790	2006
	11.300308	11.942734	5.69%	6,582	2005
	10.000000	11.300308	13.00%	5,606	2004*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.861832	8.092604	17.94%	82,971	2010
	5.198214	6.861832	32.00%	90,476	2009
	8.575303	5.198214	-39.38%	67,843	2008
	7.253528	8.575303	18.22%	52,077	2007
	6.907911	7.253528	5.00%	64,376	2006
	6.558208	6.907911	5.33%	64,114	2005
	6.131042	6.558208	6.97%	79,871	2004
	4.670172	6.131042	31.28%	109,088	2003
	6.624951	4.670172	-29.51%	81,965	2002
	9.321861	6.624951	-28.93%	72,133	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.472097	13.995773	12.22%	1,382,564	2010
	10.000000	12.472097	24.72%	7,109	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.325078	10.330858	10.79%	250,922	2010
	7.639940	9.325078	22.06%	245,826	2009
	11.000442	7.639940	-30.55%	195,938	2008
	10.479861	11.000442	4.97%	231,270	2007
	10.000000	10.479861	4.80%	51,050	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.533955	11.042165	4.82%	138,900	2010
	9.497230	10.533955	10.92%	143,270	2009
	10.654712	9.497230	-10.86%	123,179	2008
	10.461879	10.654712	1.84%	152,987	2007
	10.000000	10.461879	4.62%	55,372	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.345640	11.388162	10.08%	178,779	2010
	7.387323	10.345640	40.05%	204,858	2009
	12.172813	7.387323	-39.31%	186,152	2008
	10.762882	12.172813	13.10%	169,492	2007
	10.000000	10.762882	7.63%	122,107	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.621883	10.078460	16.89%	225,159	2010
	6.281631	8.621883	37.26%	218,639	2009
	11.385541	6.281631	-44.83%	246,258	2008
	10.288678	11.385541	10.66%	181,170	2007
	10.000000	10.288678	2.89%	102,238	2006*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.774220	8.532609	9.76%	120,627	2010
	6.014749	7.774220	29.25%	111,420	2009
	9.819431	6.014749	-38.75%	77,272	2008
	10.000000	9.819431	-1.81%	20,982	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.408067	17.243189	11.91%	153,106	2010
	10.670909	15.408067	44.39%	203,792	2009
	14.983441	10.670909	-28.78%	262,049	2008
	14.690513	14.983441	1.99%	396,607	2007
	13.429490	14.690513	9.39%	440,307	2006
	13.262747	13.429490	1.26%	538,346	2005
	12.180431	13.262747	8.89%	846,759	2004
	10.381496	12.514320	20.54%	256,595	2004
	10.072515	12.180431	20.93%	823,989	2003
	9.866328	10.072515	2.09%	631,222	2002
	9.573036	9.866328	3.06%	225,792	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.997439	13.427049	11.92%	250,867	2010
	8.304238	11.997439	44.47%	299,283	2009
	11.677897	8.304238	-28.89%	202,875	2008
	11.445881	11.677897	2.03%	206,882	2007
	10.463797	11.445881	9.39%	192,337	2006
	10.000000	10.463797	4.64%	145,914	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.781931	8.897568	14.34%	969,702	2010
	5.144130	7.781931	51.28%	1,126,278	2009
	10.000000	5.144130	-48.56%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.978095	9.751002	22.22%	10,731	2010
	6.132866	7.978095	30.09%	37,334	2009
	10.000000	6.132866	-38.67%	79,054	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.133865	9.247549	13.69%	8,732	2010
	6.365782	8.133865	27.77%	37,684	2009
	10.000000	6.365782	-36.34%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.397542	10.261354	9.19%	209,123	2010
	7.930212	9.397542	18.50%	82,441	2009
	10.000000	7.930212	-20.70%	47,949	2008*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.850147	9.837220	11.15%	61,105	2010
	7.207070	8.850147	22.80%	79,859	2009
	10.000000	7.207070	-27.93%	11,718	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.151663	10.722785	5.63%	54,681	2010
	9.082054	10.151663	11.78%	41,855	2009
	10.000000	9.082054	-9.18%	11,247	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.124286	10.050033	10.15%	175,020	2010
	7.565372	9.124286	20.61%	99,595	2009
	10.000000	7.565372	-24.35%	50,627	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.567131	9.600776	12.07%	0	2010
	6.843520	8.567131	25.19%	15,029	2009
	10.000000	6.843520	-31.56%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.672495	10.430294	7.83%	91,752	2010
	8.310716	9.672495	16.39%	19,820	2009
	10.000000	8.310716	-16.89%	52,453	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.621184	11.245593	5.88%	52,767	2010
	9.872127	10.621184	7.59%	74,154	2009
	10.000000	9.872127	-1.28%	2,720	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.349822	12.135789	6.92%	18,601	2010
	9.856077	11.349822	15.16%	12,928	2009
	10.000000	9.856077	-1.44%	13,301	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.972236	26.394743	14.90%	5,822	2010
	14.222724	22.972236	61.52%	7,960	2009
	34.048272	14.222724	-58.23%	9,609	2008
	23.649505	34.048272	43.97%	10,620	2007
	17.489766	23.649505	35.22%	11,174	2006
	13.332348	17.489766	31.18%	11,890	2005
	11.164642	13.332348	19.42%	12,030	2004
	6.830658	11.164642	63.45%	12,108	2003
	8.147532	6.830658	-16.16%	14,231	2002
	8.689073	8.147532	-6.23%	12,005	2001

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.243732	29.014365	14.94%	155,039	2010
	15.612753	25.243732	61.69%	174,848	2009
	37.435968	15.612753	-58.29%	164,229	2008
	26.008051	37.435968	43.94%	208,724	2007
	19.244358	26.008051	35.15%	175,471	2006
	14.667907	19.244358	31.20%	214,356	2005
	12.281718	14.667907	19.43%	135,131	2004
	7.516119	12.281718	63.41%	104,238	2003
	10.000000	7.516119	-24.84%	44,634	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.205460	15.757301	3.63%	1,570,349	2010
	14.972061	15.205460	1.56%	1,856,827	2009
	14.053697	14.972061	6.53%	2,010,484	2008
	13.261543	14.053697	5.97%	1,900,038	2007
	12.975103	13.261543	2.21%	2,002,331	2006
	12.704400	12.975103	2.13%	2,285,271	2005
	12.439896	12.704400	2.13%	2,570,106	2004
	12.331593	12.439896	0.88%	3,209,860	2003
	11.234737	12.331593	9.76%	3,503,439	2002
	10.591943	11.234737	6.07%	1,476,799	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.787539	12.086948	12.05%	6,526	2010
	8.408349	10.787539	28.30%	8,409	2009
	15.760938	8.408349	-46.65%	8,477	2008
	12.534539	15.760938	25.74%	2,189	2007
	9.531459	12.534539	31.51%	2,658	2006
	7.401248	9.531459	28.78%	2,830	2005
	6.553362	7.401248	12.94%	2,910	2004
	4.885747	6.553362	34.13%	2,960	2003
	6.509205	4.885747	-24.94%	3,111	2002
	9.225133	6.509205	-29.44%	3,005	2001

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.152513	19.215057	12.02%	73,378	2010
	13.374780	17.152513	28.25%	99,762	2009
	25.062342	13.374780	-46.63%	83,789	2008
	19.931416	25.062342	25.74%	97,102	2007
	15.157788	19.931416	31.49%	64,677	2006
	11.773306	15.157788	28.75%	46,679	2005
	10.410101	11.773306	13.10%	29,275	2004
	7.777707	10.410101	33.85%	21,368	2003
	10.000000	7.777707	-22.22%	23,753	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.427987	8.952007	6.22%	12,525	2010
	6.626051	8.427987	27.19%	9,602	2009
	11.772823	6.626051	-43.72%	7,349	2008
	10.882719	11.772823	8.18%	11,606	2007
	10.000000	10.882719	8.83%	7,887	2006*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.551362	14.006517	11.59%	791,233	2010
	10.202365	12.551362	23.02%	958,691	2009
	15.035889	10.202365	-32.15%	1,029,091	2008
	14.323110	15.035889	4.98%	973,426	2007
	12.643526	14.323110	13.28%	1,025,516	2006
	11.939394	12.643526	5.90%	1,025,180	2005
	10.769790	11.939394	10.86%	1,023,981	2004
	8.598521	10.769790	25.25%	773,445	2003
	10.000000	8.598521	-14.01%	311,597	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.554648	12.549129	8.61%	15,460	2010
	10.000000	11.554648	15.55%	12,701	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.114759	13.422987	10.80%	11,129	2010
	10.000000	12.114759	21.15%	5,633	2009*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.317877	12.900263	4.73%	494,892	2010
	11.417641	12.317877	7.88%	558,304	2009
	12.284510	11.417641	-7.06%	433,952	2008
	11.787573	12.284510	4.22%	459,259	2007
	11.226330	11.787573	5.00%	652,116	2006
	10.987504	11.226330	2.17%	539,369	2005
	10.615823	10.987504	3.50%	519,522	2004
	9.947392	10.615823	6.72%	511,086	2003
	10.000000	9.947392	-0.53%	315,287	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.486034	13.696434	9.69%	1,955,074	2010
	10.597109	12.486034	17.82%	2,307,856	2009
	13.951104	10.597109	-24.04%	1,781,812	2008
	13.351492	13.951104	4.49%	1,934,583	2007
	12.123233	13.351492	10.13%	2,196,721	2006
	11.635859	12.123233	4.19%	2,293,586	2005
	10.741012	11.635859	8.33%	2,207,848	2004
	9.046478	10.741012	18.73%	1,973,409	2003
	10.000000	9.046478	-9.54%	799,396	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.321793	13.969022	13.37%	221,052	2010
	9.794239	12.321793	25.81%	263,944	2009
	15.680560	9.794239	-37.54%	197,034	2008
	14.964301	15.680560	4.79%	200,534	2007
	12.946440	14.964301	15.59%	218,716	2006
	12.128091	12.946440	6.75%	192,160	2005
	10.754510	12.128091	12.77%	194,172	2004
	8.246178	10.754510	30.42%	176,528	2003
	10.000000	8.246178	-17.54%	61,257	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.560527	13.480344	7.32%	672,053	2010
	11.085962	12.560527	13.30%	788,492	2009
	13.194253	11.085962	-15.98%	854,839	2008
	12.603326	13.194253	4.69%	969,149	2007
	11.753180	12.603326	7.23%	1,058,014	2006
	11.373337	11.753180	3.34%	1,061,101	2005
	10.731567	11.373337	5.98%	1,119,658	2004
	9.543547	10.731567	12.45%	1,001,775	2003
	10.000000	9.543547	-4.56%	480,545	2002*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.667783	28.292664	24.81%	426,353	2010
	16.759745	22.667783	35.25%	508,747	2009
	26.671830	16.759745	-37.16%	526,588	2008
	25.074563	26.671830	6.37%	528,715	2007
	23.071107	25.074563	8.68%	608,858	2006
	20.809277	23.071107	10.87%	679,690	2005
	18.180524	20.809277	14.46%	780,678	2004
	16.651955	18.180524	33.17%	756,902	2003
	16.298133	13.651955	-16.24%	634,435	2002
	16.698444	16.298133	-2.40%	270,929	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.137097	12.003612	-1.10%	1,807,123	2010
	12.266942	12.137097	-1.06%	2,552,390	2009
	12.153777	12.266942	0.93%	3,893,903	2008
	11.727628	12.153777	3.63%	2,200,072	2007
	11.343801	11.727628	3.38%	1,796,910	2006
	11.171561	11.343801	1.54%	1,540,004	2005
	11.204900	11.171561	-0.30%	1,565,144	2004
	11.259085	11.204900	-0.48%	1,968,585	2003
	11.248046	11.259085	0.10%	3,077,417	2002
	10.978256	11.248046	2.46%	1,789,371	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.973439	16.376646	9.37%	282,558	2010
	12.172363	14.973439	23.01%	323,747	2009
	14.880871	12.172363	-18.20%	378,665	2008
	14.382121	14.880871	3.47%	441,283	2007
	13.870570	14.382121	3.69%	485,269	2006
	13.725193	13.870570	1.06%	545,027	2005
	13.026690	13.725193	5.36%	508,870	2004
	11.748112	13.026690	10.88%	473,512	2003
	11.080176	11.748112	6.03%	377,561	2002
	10.753649	11.080176	3.04%	187,319	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.478709	15.215094	12.88%	0	2010
	10.000000	13.478709	34.79%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.225872	9.277378	12.78%	368,545	2010
	6.095120	8.225872	34.96%	460,278	2009
	10.000000	6.095120	-39.05%	40,752	2008*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.330724	16.088959	4.95%	37,391	2010
	11.938879	15.330724	28.41%	55,118	2009
	22.494186	11.938879	-46.92%	69,831	2008
	22.097949	22.494186	1.79%	98,252	2007
	18.202596	22.097949	21.40%	117,704	2006
	16.424694	18.202596	10.82%	94,671	2005
	13.809398	16.424694	18.94%	74,539	2004
	10.000000	13.809398	38.09%	14,892	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.108655	9.263348	14.24%	229,823	2010
	6.317627	8.108655	28.35%	84,714	2009
	10.000000	6.317627	-36.82%	164	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.438125	0.0438125	91856	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.940970	8.854670	11.51%	17,237	2010
	6.301835	7.940970	26.01%	15,007	2009
	10.000000	6.301835	-36.98%	2,180	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.836832	9.829324	25.42%	942,550	2010
	6.233404	7.836832	25.72%	1,077,337	2009
	10.000000	6.233404	-37.67%	16,006	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.655721	10.241195	18.32%	889,861	2010
	6.708071	8.655721	29.03%	1,051,252	2009
	10.000000	6.708071	-32.92%	30,264	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.567848	14.352125	24.07%	210,354	2010
	9.176532	11.567848	26.06%	237,264	2009
	17.317497	9.176532	-47.01%	272,684	2008
	15.955463	17.317497	8.54%	282,334	2007
	15.631166	15.955463	2.07%	312,881	2006
	14.621540	15.631166	6.91%	352,923	2005
	13.035349	14.621540	12.17%	411,929	2004
	9.816488	13.035349	32.79%	421,112	2003
	14.878675	9.816488	-34.02%	370,985	2002
	16.874259	14.878675	-11.83%	201,143	2001

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	27.039543	33.857021	25.21%	376,579	2010
	21.661647	27.039543	24.83%	454,954	2009
	32.282450	21.661647	-32.90%	472,022	2008
	35.060668	32.282450	-7.92%	484,851	2007
	30.222899	35.060668	16.01%	570,623	2006
	29.647062	30.222899	1.94%	672,894	2005
	25.555935	29.647062	16.01%	786,962	2004
	16.473727	25.555935	55.13%	800,281	2003
	22.869189	16.473727	-27.97%	706,537	2002
	18.027390	22.869189	26.86%	362,271	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	23.319904	28.903160	23.94%	300,315	2010
	17.504764	23.319904	33.22%	372,034	2009
	28.635274	17.504764	-38.87%	409,342	2008
	28.351029	28.635274	1.00%	460,487	2007
	25.585419	28.351029	10.81%	523,000	2006
	23.032234	25.585419	11.09%	589,005	2005
	19.566351	23.032234	17.71%	623,352	2004
	14.029693	19.566351	39.46%	638,942	2003
	17.159419	14.029693	-18.24%	524,064	2002
	18.598401	17.159419	-7.74%	286,690	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.034479	12.380966	12.20%	454,524	2010
	8.848135	11.034479	24.71%	525,728	2009
	15.307951	8.848135	-42.20%	602,156	2008
	14.308509	15.307951	6.98%	632,413	2007
	12.732098	14.308509	12.38%	711,002	2006
	11.981674	12.732098	6.26%	828,240	2005
	11.038527	11.981674	8.54%	956,673	2004
	8.752996	11.038527	26.11%	1,032,190	2003
	10.708803	8.752996	-18.26%	974,496	2002
	12.280107	10.708803	-12.80%	641,022	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.252567	9.337754	28.75%	1,026,182	2010
	5.604966	7.252567	29.40%	1,144,636	2009
	10.000000	5.604966	-43.95%	8,913	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.455700	10.590916	1.29%	50,746	2010
	9.870265	10.455700	5.93%	89,126	2009
	10.000000	9.870265	-1.30%	9,390	2008*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.922676	15.347552	10.23%	13,348	2010
	11.261650	13.922676	23.63%	20,554	2009
	20.458951	11.261650	-44.95%	22,589	2008
	17.254227	20.458951	18.57%	21,078	2007
	13.858748	17.254227	24.50%	19,489	2006
	11.741802	13.858748	18.03%	23,511	2005
	10.264387	11.741802	14.39%	29,558	2004
	7.627885	10.264387	34.56%	30,867	2003
	10.337468	7.627885	-26.21%	33,302	2002
	12.874957	10.337468	-19.71%	30,301	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.427344	20.295512	10.14%	23,922	2010
	14.906024	18.427344	23.62%	26,180	2009
	27.072479	14.906024	-44.94%	31,313	2008
	22.823774	27.072479	18.62%	35,597	2007
	18.342427	22.823774	24.43%	31,862	2006
	15.540553	18.342427	18.03%	27,142	2005
	13.585158	15.540553	14.39%	8,696	2004
	10.000000	13.585158	35.85%	13,853	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.963939	13.949671	7.60%	2,633,469	2010
	10.000000	12.963939	29.64%	10,075	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.938556	13.608361	5.18%	21,594	2010
	10.000000	12.938556	29.39%	32,014	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.795566	12.360869	14.50%	91,524	2010
	8.491429	10.795566	27.13%	126,480	2009
	13.626680	8.491429	-37.69%	181,184	2008
	14.091448	13.626680	-3.30%	160,618	2007
	12.292541	14.091448	14.63%	165,758	2006
	11.922530	12.292541	3.10%	162,845	2005
	10.259752	11.922530	16.21%	159,808	2004
	7.892787	10.259752	29.99%	108,913	2003
	10.661295	7.892787	-25.97%	61,531	2002
	12.271980	10.661295	-13.12%	53,088	2001

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.131684	16.374618	8.21%	252	2010
	10.586883	15.131684	42.93%	916,870	2009
	19.648575	10.586883	-46.12%	1,043,877	2008
	17.405548	19.648575	12.89%	1,056,866	2007
	16.302811	17.405548	6.76%	1,252,872	2006
	15.683951	16.302811	3.95%	1,461,945	2005
	14.829748	15.683951	5.76%	1,646,275	2004
	11.451136	14.829748	29.50%	1,712,378	2003
	15.830623	11.451136	-27.66%	1,607,591	2002
	18.310774	15.830623	-13.54%	979,575	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.998591	21.791310	14.70%	354,603	2010
	13.751120	18.998591	38.16%	404,667	2009
	23.249077	13.751120	-40.85%	440,839	2008
	22.107952	23.249077	5.16%	468,139	2007
	18.993498	22.107952	16.40%	551,026	2006
	16.795982	18.993498	13.08%	606,535	2005
	14.247804	16.795982	17.88%	569,465	2004
	10.000000	14.247804	42.48%	446,563	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.038250	13.806701	14.69%	562,371	2010
	8.708572	12.038250	38.23%	674,961	2009
	14.722203	8.708572	-40.85%	747,653	2008
	14.002027	14.722203	5.14%	746,942	2007
	12.029135	14.002027	16.40%	835,060	2006
	10.640161	12.029135	13.05%	1,008,057	2005
	9.028338	10.640161	17.85%	1,102,773	2004
	6.382747	9.028338	41.45%	1,249,886	2003
	8.288465	6.382747	-22.99%	1,573,943	2002
	9.528196	8.288465	-13.01%	757,650	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.509638	2.846538	13.42%	83,404	2010
	2.001972	2.509638	25.36%	79,056	2009
	9.589836	2.001972	-79.12%	20,087	2008
	10.000000	9.589836	-4.10%	10,838	2007

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.719670	3.088204	13.55%	6,136	2010
	2.194362	2.719670	23.94%	1,462	2009
	10.403406	2.194362	-78.91%	1,142	2008
	10.530449	10.403406	-1.21%	6,233	2007
	10.000000	10.530449	5.30%	3,165	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.334467	14.163832	14.83%	708,096	2010
	9.721788	12.334467	26.87%	852,493	2009
	15.976084	9.721788	-39.15%	898,387	2008
	15.470351	15.976084	3.27%	904,661	2007
	13.598711	15.470351	13.76%	1,020,268	2006
	12.974169	13.598711	4.81%	1,140,004	2005
	11.984770	12.974169	8.26%	1,252,368	2004
	9.562870	11.984770	25.33%	1,342,431	2003
	11.907673	9.562870	-19.69%	1,153,099	2002
	13.402637	11.907673	-11.15%	768,411	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.167896	9.968885	22.05%	178,512	2010
	6.019679	8.167896	35.69%	181,607	2009
	9.790374	6.019679	-38.51%	43,614	2008
	10.021096	9.790374	-2.30%	56,428	2007
	10.000000	10.021096	0.21%	24,923	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.803424	14.879893	26.06%	308,078	2010
	9.000027	11.803424	31.15%	321,021	2009
	17.867256	9.000027	-49.63%	390,624	2008
	16.991136	17.867256	5.16%	400,647	2007
	16.686412	16.991136	1.83%	462,852	2006
	15.019928	16.686412	11.10%	551,665	2005
	12.679364	15.019928	18.46%	595,896	2004
	10.207958	12.679364	24.21%	630,873	2003
	14.294141	10.207958	-28.59%	603,699	2002
	21.029849	14.294141	-32.03%	430,833	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.885591	11.774859	8.17%	55,972	2010
	10.000000	10.885591	8.86%	53,441	2009*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.965168	11.406927	4.03%	231,395	2010
	10.000000	10.965168	9.65%	103,146	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.946595	12.773571	6.92%	0	2010
	10.206869	11.946595	17.04%	0	2009
	11.100121	10.206869	-8.05%	0	2008
	10.144307	11.100121	9.42%	0	2007
	10.000000	10.144307	1.44%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	13.055716	13.959709	6.92%	0	2010
	11.576877	13.055716	12.77%	0	2009
	11.174964	11.576877	3.60%	0	2008
	10.391416	11.174964	7.54%	0	2007
	10.000000	10.391416	3.91%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.933727	12.768075	28.53%	0	2010
	6.355345	9.933727	56.31%	0	2009
	11.327700	6.355345	-43.90%	0	2008
	11.016187	11.327700	2.83%	0	2007
	10.000000	11.016187	10.16%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	9.032382	10.334618	14.42%	0	2010
	7.627888	9.032382	18.41%	0	2009
	12.517934	7.627888	-39.06%	0	2008
	11.625035	12.517934	7.68%	0	2007
	10.000000	11.625035	16.25%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.739240	9.504511	22.81%	0	2010
	5.435681	7.739240	42.38%	0	2009
	9.155089	5.435681	-40.63%	0	2008
	10.335417	9.155089	-11.42%	0	2007
	10.000000	10.335417	3.35%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.343834	11.310594	9.35%	0	2010
	8.325215	10.343834	24.25%	0	2009
	11.562960	8.325215	-28.00%	0	2008
	11.026505	11.562960	4.87%	0	2007
	10.000000	11.026505	10.27%	0	2006*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.293030	10.717928	15.33%	0	2010
	7.064464	9.293030	31.55%	0	2009
	11.600977	7.064464	-39.10%	0	2008
	11.409461	11.600977	1.68%	0	2007
	10.000000	11.409461	14.09%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.651218	14.442906	14.16%	0	2010
	7.404825	12.651218	70.85%	0	2009
	10.692932	7.404825	-30.75%	0	2008
	10.592642	10.692932	0.95%	0	2007
	10.000000	10.592642	5.93%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.050788	13.321148	20.54%	0	2010
	7.165724	11.050788	54.22%	0	2009
	11.797726	7.165724	-39.26%	0	2008
	10.820360	11.797726	9.03%	0	2007
	10.000000	10.820360	8.20%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.922922	12.725604	16.50%	0	2010
	7.673631	10.922922	42.34%	0	2009
	10.846442	7.673631	-29.25%	0	2008
	10.767486	10.846442	0.73%	0	2007
	10.000000	10.767486	7.67%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.553321	9.718655	28.67%	0	2010
	5.649111	7.553321	33.71%	0	2009
	10.823315	5.649111	-47.81%	0	2008
	10.363546	10.823315	4.44%	0	2007
	10.000000	10.363546	3.64%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.249778	9.517393	15.37%	0	2010
	6.258576	8.249778	31.82%	0	2009
	10.056156	6.258576	-37.76%	0	2008
	10.838566	10.056156	-7.22%	0	2007
	10.000000	10.838566	8.39%	0	2006*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.466641	10.479508	10.70%	23,556	2010
	8.077885	9.466641	17.19%	28,875	2009
	13.054027	8.077885	-38.12%	60,156	2008
	14.023080	13.054027	-6.91%	71,308	2007
	11.690465	14.023080	19.95%	63,893	2006
	11.056669	11.690465	5.73%	64,939	2005
	9.878065	11.056669	11.93%	61,996	2004
	8.079525	9.878065	22.26%	58,093	2003
	10.166589	8.079525	-20.53%	29,423	2002
	10.000000	10.166589	1.67%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	10.061575	11.441317	13.71%	5,238	2010
	8.122989	10.061575	23.87%	7,784	2009
	13.295422	8.122989	-38.90%	16,258	2008
	13.171850	13.295422	0.94%	26,940	2007
	11.508201	13.171850	14.46%	33,899	2006
	10.898269	11.508201	5.60%	33,134	2005
	9.846677	10.898269	10.68%	30,059	2004
	7.934743	9.846677	24.10%	27,707	2003
	10.188588	7.934743	-22.12%	11,923	2002
	10.000000	10.188588	1.89%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.558722	0.0558722	6025	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.468731	11.093339	5.97%	3,103	2010
	9.654044	10.468731	8.44%	3,900	2009
	10.870771	9.654044	-11.19%	37,797	2008
	10.423896	10.870771	4.29%	42,699	2007
	10.000000	10.423896	4.24%	14,087	2006*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	36.098833	39.180972	8.54%	15,157	2010
	28.031944	36.098833	28.78%	23,596	2009
	33.336470	28.031944	-15.91%	20,646	2008
	31.642335	33.336470	5.35%	25,734	2007
	28.872927	31.642335	9.59%	33,036	2006
	26.007067	28.872927	11.02%	42,471	2005
	23.892237	26.007067	8.85%	47,881	2004
	18.893275	23.892237	26.46%	66,906	2003
	17.490433	18.893275	8.02%	48,622	2002
	16.063592	17.490433	8.88%	5,619	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	13.165013	13.760263	4.52%	0	2010
	10.044100	13.165013	31.07%	0	2009
	18.340560	10.044100	-45.24%	0	2008
	16.184326	18.340560	13.32%	0	2007
	13.077056	16.184326	23.76%	0	2006
	11.904429	13.077056	9.85%	0	2005
	10.253849	11.904429	16.10%	0	2004
	8.136858	10.253849	26.02%	0	2003
	10.000000	8.136858	-18.63%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.762483	28.560065	25.47%	41,757	2010
	10.785353	22.762483	111.05%	51,869	2009
	30.938576	10.785353	-65.14%	33,981	2008
	22.741347	30.938576	36.05%	47,234	2007
	16.478735	22.741347	38.00%	46,521	2006
	12.635307	16.478735	30.42%	64,540	2005
	10.000000	12.635307	26.35%	14,755	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	45.857764	57.526748	25.45%	10,700	2010
	21.750628	45.857764	110.83%	12,469	2009
	62.444926	21.750628	-65.17%	14,246	2008
	45.883718	62.444926	36.09%	15,175	2007
	33.258208	45.883718	37.96%	14,354	2006
	25.475580	33.258208	30.55%	16,953	2005
	20.461231	25.475580	24.51%	19,399	2004
	13.417673	20.461231	52.49%	32,266	2003
	13.972459	13.417673	-3.97%	29,735	2002
	14.389442	13.972459	-2.90%	50,163	2001

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.557270	35.227807	27.83%	82,155	2010
	17.677839	27.557270	55.89%	58,318	2009
	33.161291	17.677839	-46.69%	49,328	2008
	23.073317	33.161291	43.72%	57,967	2007
	18.732746	23.073317	23.17%	55,459	2006
	12.492289	18.732746	49.95%	62,870	2005
	10.000000	12.492289	24.92%	13,597	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	43.160801	55.165970	27.81%	13,884	2010
	27.702334	43.160801	55.80%	14,938	2009
	51.992806	27.702334	-46.72%	22,848	2008
	36.168999	51.992806	43.75%	27,615	2007
	29.375443	36.168999	23.13%	28,973	2006
	19.582479	29.375443	50.01%	31,140	2005
	15.938475	19.582479	22.86%	32,667	2004
	11.130644	15.938475	43.19%	64,061	2003
	11.582739	11.130644	-3.90%	30,918	2002
	13.078363	11.582739	-11.44%	23,595	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.935495	12.150344	11.11%	118,030	2010
	8.702181	10.935495	25.66%	166,194	2009
	14.161636	8.702181	-38.55%	144,921	2008
	13.023859	14.161636	8.74%	125,710	2007
	11.583572	13.023859	12.43%	119,026	2006
	10.770053	11.583572	7.55%	131,863	2005
	9.930008	10.770053	8.46%	136,904	2004
	7.438990	9.930008	33.49%	158,307	2003
	9.825236	7.438990	-24.29%	140,161	2002
	9.903675	9.825236	-0.79%	75,232	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.104632	16.430457	25.38%	29,310	2010
	10.000000	13.104632	31.05%	14,462	2009*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.752194	10.952024	25.13%	15,645	2010
	6.206477	8.752194	41.02%	73,912	2009
	10.000000	6.206477	-37.94%	7,630	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.391484	12.876049	3.91%	198,987	2010
	11.373829	12.391484	8.95%	232,347	2009
	11.691897	11.373829	-2.72%	241,978	2008
	10.803007	11.691897	8.23%	193,533	2007
	10.757583	10.803007	0.42%	175,302	2006
	10.714951	10.757583	0.40%	198,524	2005
	10.244335	10.714951	4.59%	198,356	2004
	10.000000	10.244335	2.44%	59,426	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.873152	13.397047	12.83%	220,090	2010
	10.170713	11.873152	16.74%	223,175	2009
	15.729529	10.170713	-35.34%	238,130	2008
	15.924263	15.729529	-1.22%	254,929	2007
	13.758089	15.924263	15.74%	271,673	2006
	13.301697	13.758089	3.43%	338,397	2005
	11.909093	13.301697	11.69%	391,732	2004
	9.313685	11.909093	27.87%	424,434	2003
	11.685785	9.313685	-20.30%	258,509	2002
	12.900147	11.685785	-9.41%	146,347	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.426549	16.156444	11.99%	0	2010
	10.910476	14.426549	32.23%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.266647	12.102633	17.88%	17,609	2010
	7.992698	10.266647	28.45%	19,126	2009
	10.688098	7.992698	-25.22%	46,816	2008
	11.068287	10.688098	-3.43%	20,195	2007
	10.000000	11.068287	10.68%	20,059	2006*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.544896	19.671216	12.12%	0	2010
	14.807686	17.544896	18.49%	516,874	2009
	20.458146	14.807686	-27.62%	584,982	2008
	21.818582	20.458146	-6.24%	637,580	2007
	18.601817	21.818582	17.29%	766,278	2006
	17.915769	18.601817	3.83%	805,700	2005
	15.852041	17.915769	13.02%	879,718	2004
	12.435228	15.852041	27.48%	899,824	2003
	14.396972	12.435228	-13.63%	752,641	2002
	12.910062	14.396972	11.52%	314,969	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.084265	13.111331	8.50%	171,383	2010
	10.000000	12.084265	20.84%	143,749	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102465	11.207828	10.94%	0	2010
	10.000000	10.102465	1.02%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.845214	12.270663	13.14%	0	2010
	10.000000	10.845214	8.45%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.417560	15.445097	24.38%	107,158	2010
	10.047490	12.417560	23.59%	108,411	2009
	14.712847	10.047490	-31.71%	107,119	2008
	14.983074	14.712847	-1.80%	108,882	2007
	13.247767	14.983074	13.10%	151,425	2006
	12.497476	13.247767	6.00%	190,772	2005
	10.372759	12.497476	20.48%	182,359	2004
	7.615982	10.372759	36.20%	130,286	2003
	10.000000	7.615982	-23.84%	38,357	2002*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.258770	11.643316	13.50%	69,454	2010
	7.759012	10.258770	32.22%	76,714	2009
	11.970076	7.759012	-35.18%	82,823	2008
	11.235361	11.970076	6.54%	71,597	2007
	10.408090	11.235361	7.95%	80,298	2006
	10.161439	10.408090	2.43%	85,456	2005
	9.678551	10.161439	4.99%	125,732	2004
	7.770469	9.678551	24.56%	109,033	2003
	11.063366	7.770469	-29.76%	122,848	2002
	14.456547	11.063366	-23.47%	100,403	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.749993	13.338399	13.52%	895,521	2010
	9.408908	11.749993	24.88%	1,045,183	2009
	15.142839	9.408908	-37.87%	1,068,250	2008
	14.555054	15.142839	4.04%	1,145,093	2007
	12.748193	14.555054	14.17%	1,271,427	2006
	12.318167	12.748193	3.49%	1,565,759	2005
	11.263009	12.318167	9.37%	1,749,722	2004
	8.876292	11.263009	26.89%	1,789,204	2003
	11.566182	8.876292	-23.26%	1,368,266	2002
	13.324628	11.566182	-13.20%	749,618	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	13.059169	14.886421	13.99%	169,931	2010
	10.779382	13.059169	21.15%	164,301	2009
	15.479227	10.779382	-30.36%	180,434	2008
	14.617682	15.479227	5.89%	182,212	2007
	12.695402	14.617682	15.14%	193,927	2006
	12.304021	12.695402	3.18%	244,067	2005
	11.849234	12.304021	3.84%	279,558	2004
	9.892733	11.849234	19.78%	319,684	2003
	12.016387	9.892733	-17.67%	209,281	2002
	13.404933	12.016387	-10.36%	96,329	2001

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	15.431047	15.933252	3.25%	69	2010
	11.918880	15.431047	29.47%	375	2009
	19.237344	11.918880	-38.04%	375	2008
	18.686205	19.237344	2.95%	375	2007
	15.418723	18.686205	21.19%	375	2006
	13.940122	15.418723	10.61%	375	2005
	11.749655	13.940122	18.64%	1,606	2004
	8.717060	11.749655	34.79%	4,255	2003
	10.046998	8.717060	-13.24%	3,224	2002
	10.000000	10.046998	0.47%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.852079	11.476071	29.64%	0	2010
	7.105084	8.852079	24.59%	0	2009
	11.517742	7.105084	-38.31%	0	2008
	13.101472	11.517742	-12.09%	0	2007
	12.771972	13.101472	2.58%	0	2006
	12.211744	12.771972	4.59%	0	2005
	11.095498	12.211744	10.06%	0	2004
	8.523390	11.095498	30.18%	0	2003
	10.661508	8.523390	-20.05%	0	2002
	10.000000	10.661508	6.62%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.314813	16.426173	7.26%	560,555	2010
	12.864153	15.314813	19.05%	621,972	2009
	14.036793	12.864153	-8.35%	590,771	2008
	13.475495	14.036793	4.17%	716,109	2007
	13.088130	13.475495	2.96%	746,398	2006
	13.070401	13.088130	0.14%	878,237	2005
	12.760534	13.070401	2.43%	1,014,366	2004
	12.335897	12.760534	3.44%	1,212,171	2003
	11.416849	12.335897	8.05%	966,159	2002
	10.693364	11.416849	6.77%	441,089	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.271440	11.446601	11.44%	34,778	2010
	8.369472	10.271440	22.73%	12,028	2009
	11.300723	8.369472	-25.94%	13,664	2008
	10.523113	11.300723	7.39%	10,437	2007
	10.000000	10.523113	5.23%	0	2006*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.720590	11.004106	13.20%	12,917	2010
	7.636252	9.720590	27.30%	13,843	2009
	11.480737	7.636252	-33.49%	13,267	2008
	10.543114	11.480737	8.89%	13,267	2007
	10.000000	10.543114	5.43%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.232091	10.586110	14.67%	31,471	2010
	7.107434	9.232091	29.89%	36,979	2009
	11.611433	7.107434	-38.79%	29,189	2008
	10.563287	11.611433	9.92%	30,549	2007
	10.000000	10.563287	5.63%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.290160	21.173161	15.76%	0	2010
	13.638709	18.290160	34.10%	710,559	2009
	24.043548	13.638709	-43.27%	786,031	2008
	20.700489	24.043548	16.15%	854,405	2007
	18.765787	20.700489	10.31%	862,546	2006
	16.246321	18.765787	15.51%	891,123	2005
	14.249503	16.246321	14.01%	928,113	2004
	11.230871	14.249503	26.88%	812,350	2003
	12.543824	11.230871	-10.47%	515,269	2002
	14.480674	12.543824	-13.38%	257,169	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.883781	10.463988	17.79%	94,956	2010
	6.089947	8.883781	45.88%	118,801	2009
	13.512260	6.089947	-54.93%	106,442	2008
	9.386190	13.512260	43.96%	119,387	2007
	10.000000	9.386190	-6.14%	24,277	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.118484	14.924295	13.77%	783,733	2010
	10.206086	13.118484	28.54%	922,715	2009
	18.020736	10.206086	-43.36%	1,040,057	2008
	17.976697	18.020736	0.24%	1,114,713	2007
	15.144293	17.976697	18.70%	1,249,337	2006
	14.485907	15.144293	4.55%	1,363,123	2005
	13.156833	14.485907	10.10%	1,531,050	2004
	10.220994	13.156833	28.72%	1,557,847	2003
	12.457519	10.220994	-17.95%	1,204,135	2002
	13.279061	12.457519	-6.19%	641,311	2001

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.010122	9.791033	22.23%	0	2010
	5.560895	8.010122	44.04%	40,885	2009
	12.518473	5.560895	-55.58%	43,815	2008
	10.293065	12.518473	21.62%	28,478	2007
	9.888284	10.293065	4.09%	29,712	2006
	9.188710	9.888284	7.61%	31,981	2005
	8.682645	9.188710	5.83%	49,080	2004
	6.774232	8.682645	28.17%	57,358	2003
	8.776671	6.774232	-22.82%	57,075	2002
	10.377837	8.776671	-15.43%	43,354	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.576265	12.969774	22.63%	329,701	2010
	8.349186	10.576265	26.67%	389,784	2009
	16.007495	8.349186	-47.84%	460,933	2008
	12.764761	16.007495	25.40%	549,412	2007
	12.098405	12.764761	5.51%	586,018	2006
	11.581701	12.098405	4.46%	677,915	2005
	11.346151	11.581701	2.08%	821,295	2004
	8.644282	11.346151	31.26%	843,629	2003
	12.528481	8.644282	-31.00%	704,263	2002
	15.406192	12.528481	-18.68%	525,759	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.403842	13.951807	12.48%	165,812	2010
	8.727615	12.403842	42.12%	170,981	2009
	11.782239	8.727615	-25.93%	189,765	2008
	11.611599	11.782239	1.47%	245,867	2007
	10.565336	11.611599	9.90%	479,874	2006
	10.424872	10.565336	1.35%	538,999	2005
	9.634008	10.424872	8.21%	462,697	2004
	7.675825	9.634008	25.51%	740,024	2003
	7.493979	7.675825	2.43%	329,290	2002
	8.605370	7.493979	-12.92%	180,057	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.349886	11.628672	12.36%	183,427	2010
	7.274465	10.349886	42.28%	178,419	2009
	9.809361	7.274465	-25.84%	80,210	2008
	10.000000	9.809361	-1.91%	107,341	2007

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.241042	13.029501	6.44%	231,964	2010
	10.705483	12.241042	14.34%	202,811	2009
	11.204860	10.705483	-4.46%	157,892	2008
	10.877807	11.204860	3.01%	139,510	2007
	10.550355	10.877807	3.10%	123,183	2006
	10.455277	10.550355	0.91%	94,383	2005
	10.139004	10.455277	3.12%	36,101	2004
	10.000000	10.139004	1.39%	14,381	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.320984	11.858536	27.22%	203,814	2010
	6.734567	9.320984	38.41%	196,928	2009
	11.262788	6.734567	-40.21%	101,882	2008
	9.866503	11.262788	14.15%	117,132	2007
	10.000000	9.866503	-1.33%	53,389	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.703338	16.422741	11.69%	25,493	2010
	11.764171	14.703338	24.98%	28,415	2009
	21.201191	11.764171	-44.51%	32,132	2008
	18.300275	21.201191	15.85%	35,251	2007
	15.695687	18.300275	16.59%	40,492	2006
	13.345817	15.695687	17.61%	42,270	2005
	11.896469	13.345817	12.18%	46,908	2004
	8.403857	11.896469	41.56%	48,869	2003
	10.672961	8.403857	-21.26%	54,366	2002
	13.715591	10.672961	-22.18%	57,460	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.542364	15.128308	11.71%	104,794	2010
	10.830786	13.542364	25.04%	123,273	2009
	19.523570	10.830786	-44.52%	143,537	2008
	16.849545	19.523570	15.87%	208,595	2007
	14.451083	16.849545	16.60%	216,399	2006
	12.292402	14.451083	17.56%	239,620	2005
	10.956617	12.292402	12.19%	177,235	2004
	7.737361	10.956617	41.61%	154,930	2003
	10.000000	7.737361	-22.63%	60,868	2002*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.952611	14.940933	25.00%	55,463	2010
	7.682281	11.952611	55.59%	54,522	2009
	15.917982	7.682281	-51.74%	50,261	2008
	15.250212	15.917982	4.38%	63,146	2007
	13.276674	15.250212	14.86%	82,785	2006
	13.096147	13.276674	1.38%	125,614	2005
	11.622753	13.096147	12.68%	139,178	2004
	7.451528	11.622753	55.98%	165,643	2003
	10.000000	7.451528	-25.48%	32,169	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.639189	11.849673	11.38%	162,613	2010
	7.937530	10.639189	34.04%	156,809	2009
	11.415294	7.937530	-30.47%	104,725	2008
	11.130667	11.415294	2.56%	86,217	2007
	10.000000	11.130667	11.31%	49,644	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.293287	10.511650	26.75%	78,245	2010
	6.495824	8.293287	27.67%	81,386	2009
	9.810701	6.495824	-33.79%	56,526	2008
	10.167449	9.810701	-3.51%	30,600	2007
	10.000000	10.167449	1.67%	21,313	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.504046	9.268258	8.99%	4,580	2010
	6.604890	8.504046	28.75%	21,852	2009
	10.000000	6.604890	-33.95%	8,933	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.846908	12.600082	16.16%	75,025	2010
	6.356257	10.846908	70.65%	24,028	2009
	13.586701	6.356257	-53.22%	14,426	2008
	10.680558	13.586701	27.21%	47,957	2007
	10.000000	10.680558	6.81%	6,188	2006*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.614564	15.699871	7.43%	0	2010
	10.764824	14.614564	35.76%	0	2009
	18.221740	10.764824	-40.92%	0	2008
	15.921139	18.221740	14.45%	0	2007
	13.234311	15.921139	20.30%	0	2006
	12.118301	13.234311	9.21%	0	2005
	10.312906	12.118301	17.51%	0	2004
	7.870705	10.312906	31.03%	0	2003
	10.000000	7.870705	-21.29%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.910773	10.620471	7.16%	33,160	2010
	7.307773	9.910773	35.62%	24,529	2009
	12.402623	7.307773	-41.08%	43,622	2008
	10.868857	12.402623	14.11%	42,896	2007
	10.000000	10.868857	8.69%	16,106	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.140156	15.987491	13.06%	134,061	2010
	12.052467	14.140156	17.32%	177,848	2009
	11.480144	12.052467	4.99%	168,937	2008
	10.460367	11.480144	9.75%	106,686	2007
	10.000000	10.460367	4.60%	8,867	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.316321	3.16%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.291768	12.92%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.854184	10.108101	14.16%	3,748	2010
	7.397811	8.854184	19.69%	4,616	2009
	13.014123	7.397811	-43.16%	3,239	2008
	11.754227	13.014123	10.72%	4,294	2007
	11.185888	11.754227	5.08%	5,186	2006
	10.396969	11.185888	7.59%	5,575	2005
	9.864304	10.396969	5.40%	5,763	2004
	7.704578	9.864304	28.03%	2,144	2003
	10.303987	7.704578	-25.23%	0	2002
	10.000000	10.303987	3.04%	0	2001*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.391366	8.417400	13.88%	912	2010
	6.194065	7.391366	19.33%	923	2009
	10.921756	6.194065	-43.29%	934	2008
	9.889216	10.921756	10.44%	0	2007
	10.000000	9.889216	-1.11%	9,344	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.088760	9.472784	17.11%	97	2010
	5.762981	8.088760	40.36%	97	2009
	11.026992	5.762981	-47.74%	0	2008
	10.091496	11.026992	9.27%	1,109	2007
	10.000000	10.091496	0.91%	676	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	12.359205	13.384562	8.30%	0	2010
	9.745282	12.359205	26.82%	624	2009
	14.112589	9.745282	-30.95%	2,146	2008
	13.205789	14.112589	6.87%	2,427	2007
	11.447046	13.205789	15.36%	2,506	2006
	10.995720	11.447046	4.10%	0	2005
	10.208083	10.995720	7.72%	0	2004
	8.299896	10.208083	22.99%	0	2003
	9.946483	8.299896	-16.55%	0	2002
	10.000000	9.946483	-0.54%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.520921	10.950455	4.08%	0	2010
	8.336291	10.520921	26.21%	0	2009
	11.814698	8.336291	-29.44%	0	2008
	10.686048	11.814698	10.56%	0	2007
	10.000000	10.686048	6.86%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.476998	9.847115	16.16%	0	2010
	6.520046	8.476998	30.01%	0	2009
	11.916339	6.520046	-45.28%	0	2008
	12.762681	11.916339	-6.63%	0	2007
	10.000000	12.762681	27.63%	0	2006*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.923783	18.881204	11.57%	0	2010
	12.659231	16.923783	33.69%	0	2009
	21.480687	12.659231	-41.07%	0	2008
	18.943490	21.480687	13.39%	0	2007
	14.943983	18.943490	26.76%	0	2006
	12.819102	14.943983	16.58%	0	2005
	10.457776	12.819102	22.58%	0	2004
	8.197100	10.457776	27.58%	0	2003
	10.000000	8.197100	-18.03%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.936284	23.565299	7.43%	106,941	2010
	10.000000	21.936284	23.61%	82,861	2009*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.899937	14.522134	22.04%	15,991	2010
	9.501691	11.899937	25.24%	20,960	2009
	14.391466	9.501691	-33.98%	28,522	2008
	14.211136	14.391466	1.27%	49,465	2007
	12.303996	14.211136	15.50%	80,305	2006
	11.396821	12.303996	7.96%	114,473	2005
	10.000000	11.396821	13.97%	36,857	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.339638	9.830478	5.26%	385,579	2010
	6.470744	9.339638	44.34%	432,232	2009
	11.754601	6.470744	-44.95%	452,962	2008
	8.703523	11.754601	35.06%	449,970	2007
	8.068907	8.703523	7.86%	385,647	2006
	7.251916	8.068907	11.27%	427,527	2005
	6.218858	7.251916	16.61%	520,361	2004
	5.232452	6.218858	18.85%	605,674	2003
	6.296270	5.232452	-16.90%	521,036	2002
	8.148922	6.296270	-22.73%	480,337	2001

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.527047	15.419071	23.09%	55,284	2010
	8.066957	12.527047	55.29%	44,740	2009
	14.546116	8.066957	-44.54%	38,081	2008
	12.086833	14.546116	20.35%	49,685	2007
	11.327646	12.086833	6.70%	37,373	2006
	10.293165	11.327646	10.05%	42,877	2005
	10.326633	10.293165	-0.32%	49,679	2004
	7.100137	10.326633	45.44%	42,534	2003
	10.000000	7.100137	-29.00%	21,391	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.118270	5.064122	22.97%	50,600	2010
	2.655358	4.118270	55.09%	60,003	2009
	4.794557	2.655358	-44.62%	84,841	2008
	3.985792	4.794557	20.29%	108,426	2007
	3.739321	3.985792	6.59%	84,579	2006
	3.391029	3.739321	10.27%	108,942	2005
	3.411159	3.391029	-0.59%	133,946	2004
	2.355896	3.411159	44.79%	176,965	2003
	4.034937	2.355896	-41.61%	206,001	2002
	6.512483	4.034937	-38.04%	280,985	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.225619	29.941281	23.59%	124,011	2010
	13.685742	24.225619	77.01%	155,040	2009
	28.971115	13.685742	-52.76%	120,323	2008
	22.885263	28.971115	26.59%	161,596	2007
	15.781376	22.885263	45.01%	157,343	2006
	12.092621	15.781376	30.50%	118,257	2005
	10.305108	12.092621	17.35%	133,435	2004
	7.748155	10.305108	33.00%	128,007	2003
	10.000000	7.748155	-22.52%	88,076	2002*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.184381	17.529179	23.58%	95,613	2010
	8.013182	14.184381	77.01%	106,964	2009
	16.969706	8.013182	-52.78%	114,098	2008
	13.410654	16.969706	26.54%	134,135	2007
	9.252030	13.410654	44.95%	154,940	2006
	7.093614	9.252030	30.43%	195,923	2005
	6.046281	7.093614	17.32%	235,402	2004
	4.546506	6.046281	32.99%	275,018	2003
	6.195252	4.546506	-26.61%	328,594	2002
	8.185713	6.195252	-24.32%	401,635	2001

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.478975	10.420990	9.94%	94,278	2010
	7.831075	9.478975	21.04%	106,886	2009
	11.779046	7.831075	-33.52%	81,313	2008
	11.075760	11.779046	6.35%	57,176	2007
	10.000000	11.075760	10.76%	32,817	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.760516	7.61%	1,452	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.238941	10.656107	4.07%	204,769	2010
	9.139973	10.238941	12.02%	148,103	2009
	10.680593	9.139973	-14.42%	141,192	2008
	10.313421	10.680593	3.56%	151,387	2007
	10.012367	10.313421	3.01%	136,311	2006
	9.984412	10.012367	0.28%	131,505	2005
	10.022469	9.984412	-0.38%	74,454	2004
	10.000000	10.022469	0.22%	43,221	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.027444	8.308990	18.24%	609	2010
	5.791426	7.027444	21.34%	3,606	2009
	9.679898	5.791426	-40.17%	115	2008
	9.742968	9.679898	-0.65%	560	2007
	10.000000	9.742968	-2.57%	105	2006*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.094594	13.473620	21.44%	7,978	2010
	8.539874	11.094594	29.92%	4,188	2009
	14.266478	8.539874	-40.14%	10,372	2008
	13.412223	14.266478	6.37%	27,138	2007
	11.932717	13.412223	12.40%	16,394	2006
	11.296531	11.932717	5.63%	1,947	2005
	10.000000	11.296531	12.97%	1,075	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.822890	8.042611	17.88%	59,114	2010
	5.171325	6.822890	31.94%	68,950	2009
	8.535283	5.171325	-39.41%	57,906	2008
	7.223344	8.535283	18.16%	78,433	2007
	6.882641	7.223344	4.95%	95,304	2006
	6.537501	6.882641	5.28%	128,049	2005
	6.114786	6.537501	6.91%	122,598	2004
	4.660144	6.114786	31.21%	123,549	2003
	6.614069	4.660144	-29.54%	72,366	2002
	9.311292	6.614069	-28.97%	27,242	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.467890	13.983976	12.16%	695,974	2010
	10.000000	12.467890	24.68%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.307778	10.306485	10.73%	155,687	2010
	7.629628	9.307778	22.00%	182,243	2009
	10.991163	7.629628	-30.58%	236,006	2008
	10.476339	10.991163	4.91%	307,770	2007
	10.000000	10.476339	4.76%	47,923	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.514432	11.016128	4.77%	117,771	2010
	9.484428	10.514432	10.86%	134,440	2009
	10.645730	9.484428	-10.91%	119,778	2008
	10.458382	10.645730	1.79%	97,469	2007
	10.000000	10.458382	4.58%	34,877	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.326441	11.361285	10.02%	110,899	2010
	7.377345	10.326441	39.98%	136,768	2009
	12.162544	7.377345	-39.34%	93,862	2008
	10.759272	12.162544	13.04%	70,581	2007
	10.000000	10.759272	7.59%	24,703	2006*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.605881	10.054668	16.83%	171,000	2010
	6.273149	8.605881	37.19%	175,948	2009
	11.375941	6.273149	-44.86%	108,947	2008
	10.285224	11.375941	10.60%	107,043	2007
	10.000000	10.285224	2.85%	84,125	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.763734	8.516788	9.70%	68,665	2010
	6.009658	7.763734	29.19%	66,163	2009
	9.816107	6.009658	-38.78%	31,765	2008
	10.000000	9.816107	-1.84%	13,339	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.320693	17.136752	11.85%	138,228	2010
	10.615762	15.320693	44.32%	161,305	2009
	14.913557	10.615762	-28.82%	172,628	2008
	14.629427	14.913557	1.94%	226,265	2007
	13.380377	14.629427	9.33%	256,441	2006
	13.220896	13.380377	1.21%	303,050	2005
	12.148136	13.220896	8.83%	557,111	2004
	10.050887	12.148136	20.87%	454,967	2003
	9.850124	10.050887	2.04%	327,019	2002
	9.562175	9.850124	3.01%	93,709	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.969129	13.388591	11.86%	143,036	2010
	8.288832	11.969129	44.40%	141,403	2009
	11.662156	8.288832	-28.93%	101,755	2008
	11.436266	11.662156	1.98%	81,215	2007
	10.460288	11.436266	9.33%	71,199	2006
	10.000000	10.460288	4.60%	59,350	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.775357	8.885547	14.28%	422,071	2010
	5.142379	7.775357	51.20%	614,472	2009
	10.000000	5.142379	-48.58%	341	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.971380	9.737863	22.16%	17,975	2010
	6.130791	7.971380	30.02%	35,967	2009
	10.000000	6.130791	-38.69%	37,544	2008*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.127013	9.235097	13.63%	25,841	2010
	6.363626	8.127013	27.71%	35,445	2009
	10.000000	6.363626	-36.36%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.389621	10.247522	9.14%	36,306	2010
	7.927537	9.389621	18.44%	54,518	2009
	10.000000	7.927537	-20.72%	7,854	2008*

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.842676	9.823944	11.10%	1,982	2010
	7.204634	8.842676	22.74%	8,873	2009
	10.000000	7.204634	-27.95%	6,084	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.143105	10.708329	5.57%	1,784	2010
	9.078992	10.143105	11.72%	7,560	2009
	10.000000	9.078992	-9.21%	17,287	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.116587	10.036480	10.09%	160,217	2010
	7.562819	9.116587	20.54%	58,831	2009
	10.000000	7.562819	-24.37%	16,838	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.559890	9.587811	12.01%	18,702	2010
	6.841204	8.559890	25.12%	2,328	2009
	10.000000	6.841204	-31.59%	2,328	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.664334	10.416230	7.78%	36,851	2010
	8.307908	9.664334	16.33%	36,767	2009
	10.000000	8.307908	-16.92%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.612240	11.230444	5.83%	21,986	2010
	9.868797	10.612240	7.53%	36,655	2009
	10.000000	9.868797	-1.31%	5,299	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.340265	12.119428	6.87%	21,094	2010
	9.852755	11.340265	15.10%	27,854	2009
	10.000000	9.852755	-1.47%	657	2008*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.865016	26.258281	14.84%	153	2010
	14.163501	22.865016	61.44%	2,659	2009
	33.923728	14.163501	-58.25%	3,005	2008
	23.574977	33.923728	43.90%	2,093	2007
	17.443443	23.574977	35.15%	2,313	2006
	13.303723	17.443443	31.12%	3,847	2005
	11.146305	13.303723	19.36%	4,379	2004
	6.822884	11.146305	63.37%	4,669	2003
	8.142380	6.822884	-16.21%	8,365	2002
	8.688017	8.142380	-6.28%	15,659	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.146066	28.887535	14.88%	124,690	2010
	15.560214	25.146066	61.60%	105,564	2009
	37.328953	15.560214	-58.32%	88,425	2008
	25.946870	37.328953	43.87%	134,253	2007
	19.208764	25.946870	35.08%	118,957	2006
	14.648149	19.208764	31.13%	168,281	2005
	12.271368	14.648149	19.37%	117,475	2004
	7.513570	12.271368	63.32%	62,127	2003
	10.000000	7.513570	-24.86%	16,853	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.119205	15.659998	3.58%	799,392	2010
	14.894664	15.119205	1.51%	973,588	2009
	13.988120	14.894664	6.48%	1,038,069	2008
	13.206371	13.988120	5.92%	1,058,696	2007
	12.927647	13.206371	2.16%	1,097,903	2006
	12.664327	12.927647	2.08%	1,225,716	2005
	12.406921	12.664327	2.07%	1,379,645	2004
	12.305129	12.406921	0.83%	1,600,394	2003
	11.216307	12.305129	9.71%	1,692,392	2002
	10.579941	11.216307	6.01%	760,538	2001

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.737210	12.024469	11.99%	11,154	2010
	8.373358	10.737210	28.23%	11,450	2009
	15.703294	8.373358	-46.68%	11,450	2008
	12.495047	15.703294	25.68%	2,638	2007
	9.506220	12.495047	31.44%	2,638	2006
	7.385378	9.506220	28.72%	2,638	2005
	6.542624	7.385378	12.88%	4,971	2004
	4.880201	6.542624	34.06%	5,992	2003
	6.505103	4.880201	-24.98%	6,114	2002
	9.224008	6.505103	-29.48%	6,241	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.086136	19.131030	11.97%	41,159	2010
	13.329763	17.086136	28.18%	46,126	2009
	24.990664	13.329763	-46.66%	44,929	2008
	19.884497	24.990664	25.68%	84,492	2007
	15.129732	19.884497	31.43%	53,631	2006
	11.757438	15.129732	28.68%	34,855	2005
	10.401328	11.757438	13.04%	21,516	2004
	7.775080	10.401328	33.78%	19,486	2003
	10.000000	7.775080	-22.25%	8,868	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.412370	8.930901	6.16%	9,367	2010
	6.617105	8.412370	27.13%	12,294	2009
	11.762888	6.617105	-43.75%	6,432	2008
	10.879072	11.762888	8.12%	8,601	2007
	10.000000	10.879072	8.79%	1,009	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.272451	13.906069	13.31%	89,214	2010
	9.759958	12.272451	25.74%	153,536	2009
	15.633605	9.759958	-37.57%	193,274	2008
	14.927083	15.633605	4.73%	219,355	2007
	12.920750	14.927083	15.53%	229,425	2006
	12.110133	12.920750	6.69%	240,237	2005
	10.744012	12.110133	12.72%	239,193	2004
	8.242281	10.744012	30.35%	203,891	2003
	10.000000	8.242281	-17.58%	43,745	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.550746	12.538559	8.55%	57,189	2010
	10.000000	11.550746	15.51%	48,680	2009*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.110672	13.411681	10.74%	0	2010
	10.000000	12.110672	21.11%	25,507	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.268517	12.842069	4.67%	354,582	2010
	11.377644	12.268517	7.83%	384,143	2009
	12.247679	11.377644	-7.10%	384,848	2008
	11.758213	12.247679	4.16%	387,516	2007
	11.204020	11.758213	4.95%	308,035	2006
	10.971215	11.204020	2.12%	338,063	2005
	10.605451	10.971215	3.45%	449,073	2004
	9.942704	10.605451	6.67%	461,165	2003
	10.000000	9.942704	-0.57%	293,357	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.436081	13.634749	9.64%	1,453,920	2010
	10.560036	12.436081	17.77%	1,674,658	2009
	13.909352	10.560036	-24.08%	1,712,028	2008
	13.318307	13.909352	4.44%	1,807,907	2007
	12.099196	13.318307	10.08%	1,869,671	2006
	11.618642	12.099196	4.14%	1,783,747	2005
	10.730544	11.618642	8.28%	1,813,336	2004
	9.042222	10.730544	18.67%	1,643,008	2003
	10.000000	9.042222	-9.58%	456,100	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.501126	13.943413	11.54%	813,788	2010
	10.166666	12.501126	22.96%	877,784	2009
	14.990874	10.166666	-32.18%	860,341	2008
	14.287497	14.990874	4.92%	952,679	2007
	12.618444	14.287497	13.23%	1,126,813	2006
	11.921713	12.618444	5.84%	1,151,938	2005
	10.759274	11.921713	10.80%	1,152,104	2004
	8.594465	10.759274	25.19%	1,140,984	2003
	10.000000	8.594465	-14.06%	384,549	2002*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.510267	13.419623	7.27%	380,226	2010
	11.047191	12.510267	13.24%	471,943	2009
	13.154760	11.047191	-16.02%	472,107	2008
	12.571989	13.154760	4.64%	554,240	2007
	11.729868	12.571989	7.18%	610,335	2006
	11.356507	11.729868	3.29%	751,917	2005
	10.721096	11.356507	5.93%	760,521	2004
	9.539048	10.721096	12.39%	728,876	2003
	10.000000	9.539048	-4.61%	330,433	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.539123	28.117858	24.75%	266,799	2010
	16.673054	22.539123	35.18%	312,895	2009
	26.547341	16.673054	-37.20%	319,153	2008
	24.970222	26.547341	6.32%	327,134	2007
	22.986686	24.970222	8.63%	382,434	2006
	20.743589	22.986686	10.81%	428,127	2005
	18.132311	20.743589	14.40%	471,613	2004
	13.622624	18.132311	33.10%	466,898	2003
	16.271356	13.622624	-16.28%	327,800	2002
	16.679519	16.271356	-2.45%	121,843	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.068244	11.929477	-1.15%	1,023,777	2010
	12.203522	12.068244	-1.11%	1,281,642	2009
	12.097060	12.203522	0.88%	2,009,557	2008
	11.678837	12.097060	3.58%	1,122,519	2007
	11.302306	11.678837	3.33%	917,893	2006
	11.136308	11.302306	1.49%	762,498	2005
	11.175193	11.136308	-0.35%	864,711	2004
	11.234913	11.175193	-0.53%	886,647	2003
	11.229574	11.234913	0.05%	1,334,983	2002
	10.965798	11.229574	2.41%	829,390	2001

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.888534	16.275553	9.32%	164,807	2010
	12.109454	14.888534	22.95%	179,173	2009
	14.811446	12.109454	-18.24%	162,473	2008
	14.322312	14.811446	3.42%	217,167	2007
	13.819851	14.322312	3.64%	210,856	2006
	13.681913	13.819851	1.01%	233,194	2005
	12.992190	13.681913	5.31%	245,596	2004
	11.722912	12.992190	10.83%	240,713	2003
	11.062002	11.722912	5.97%	261,771	2002
	10.741462	11.062002	2.98%	158,025	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.474169	15.202304	12.83%	0	2010
	10.000000	13.474169	34.74%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.218933	9.264876	12.73%	244,503	2010
	6.093062	8.218933	34.89%	278,527	2009
	10.000000	6.093062	-39.07%	29,448	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.279098	16.026687	4.89%	56,428	2010
	11.904701	15.279098	28.35%	62,168	2009
	22.441172	11.904701	-46.95%	70,140	2008
	22.057082	22.441172	1.74%	83,701	2007
	18.178088	22.057082	21.34%	98,978	2006
	16.410853	18.178088	10.77%	98,803	2005
	13.804740	16.410853	18.88%	63,803	2004
	10.000000	13.804740	38.05%	23,831	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.101826	9.250880	14.18%	255,372	2010
	6.315495	8.101826	28.28%	58,292	2009
	10.000000	6.315495	-36.85%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.434580	0.043458	67924	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.934264	8.842733	11.45%	15,994	2010
	6.299706	7.934264	25.95%	18,042	2009
	10.000000	6.299706	-37.00%	0	2008*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.830213	9.816061	25.36%	404,799	2010
	6.231294	7.830213	25.66%	485,082	2009
	10.000000	6.231294	-37.69%	11,881	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.648417	10.227396	18.26%	503,336	2010
	6.705806	8.648417	28.97%	632,098	2009
	10.000000	6.705806	-32.94%	23,125	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.505620	14.267718	24.01%	97,241	2010
	9.131786	11.505620	26.00%	128,755	2009
	17.241801	9.131786	-47.04%	139,905	2008
	15.893793	17.241801	8.48%	141,028	2007
	15.578606	15.893793	2.02%	149,547	2006
	14.579713	15.578606	6.85%	182,974	2005
	13.004630	14.579713	12.11%	198,220	2004
	9.798306	13.004630	32.72%	228,567	2003
	14.858644	9.798306	-34.06%	158,703	2002
	16.860140	14.858644	-11.87%	80,758	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	26.886130	33.647927	25.15%	160,513	2010
	21.549644	26.886130	24.76%	195,476	2009
	32.131819	21.549644	-32.93%	193,363	2008
	34.914843	32.131819	-7.97%	217,679	2007
	30.112384	34.914843	15.95%	250,356	2006
	29.553543	30.112384	1.89%	295,994	2005
	25.488198	29.553543	15.95%	365,351	2004
	16.438351	25.488198	55.05%	379,823	2003
	22.831653	16.438351	-28.00%	311,372	2002
	18.006956	22.831653	26.79%	168,598	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	23.187571	28.724632	23.88%	148,592	2010
	17.414238	23.187571	33.15%	192,084	2009
	28.501641	17.414238	-38.90%	221,279	2008
	28.233079	28.501641	0.95%	227,667	2007
	25.491825	28.233079	10.75%	265,811	2006
	22.959559	25.491825	11.03%	296,969	2005
	19.514472	22.959559	17.65%	324,595	2004
	13.999555	19.514472	39.39%	328,012	2003
	17.131237	13.999555	-18.28%	267,657	2002
	18.577322	17.131237	-7.78%	125,153	2001

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.971862	12.304483	12.15%	163,727	2010
	8.802384	10.971862	24.65%	171,351	2009
	15.236520	8.802384	-42.23%	189,235	2008
	14.248988	15.236520	6.93%	207,368	2007
	12.685521	14.248988	12.32%	219,949	2006
	11.943858	12.685521	6.21%	275,536	2005
	11.009243	11.943858	8.49%	353,883	2004
	8.734199	11.009243	26.05%	417,545	2003
	10.691229	8.734199	-18.31%	368,571	2002
	12.266207	10.691229	-12.84%	270,233	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.246440	9.325162	28.69%	497,455	2010
	5.603068	7.246440	29.33%	538,957	2009
	10.000000	5.603068	-43.97%	15,843	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.446897	10.576649	1.24%	95,063	2010
	9.866941	10.446897	5.88%	97,472	2009
	10.000000	9.866941	-1.33%	49,180	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.843686	15.252769	10.18%	4,285	2010
	11.203420	13.843686	23.57%	5,356	2009
	20.363500	11.203420	-44.98%	6,102	2008
	17.182457	20.363500	18.51%	7,298	2007
	13.808057	17.182457	24.44%	11,115	2006
	11.704753	13.808057	17.97%	14,165	2005
	10.237171	11.704753	14.34%	14,279	2004
	7.611516	10.237171	34.50%	18,006	2003
	10.320501	7.611516	-26.25%	25,082	2002
	12.860372	10.320501	-19.75%	10,549	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.365329	20.216998	10.08%	10,845	2010
	14.863375	18.365329	23.56%	16,387	2009
	27.008713	14.863375	-44.97%	12,909	2008
	22.781582	27.008713	18.56%	20,239	2007
	18.317742	22.781582	24.37%	11,431	2006
	15.527453	18.317742	17.97%	16,132	2005
	13.580570	15.527453	14.34%	10,024	2004
	10.000000	13.580570	35.81%	9,876	2003*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.959566	13.937912	7.55%	1,488,227	2010
	10.000000	12.959566	29.60%	2,284	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.934195	13.596896	5.12%	18,934	2010
	10.000000	12.934195	29.34%	26,745	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.734303	12.284516	14.44%	150,466	2010
	8.447508	10.734303	27.07%	138,626	2009
	13.563070	8.447508	-37.72%	147,867	2008
	14.032808	13.563070	-3.35%	182,595	2007
	12.247557	14.032808	14.58%	185,430	2006
	11.884888	12.247557	3.05%	183,639	2005
	10.232526	11.884888	16.15%	190,074	2004
	7.875820	10.232526	29.92%	150,587	2003
	10.643778	7.875820	-26.01%	108,132	2002
	12.258057	10.643778	-13.17%	88,346	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.045825	16.273489	8.16%	0	2010
	10.532128	15.045825	42.86%	497,086	2009
	19.556880	10.532128	-46.15%	570,286	2008
	17.333124	19.556880	12.83%	602,327	2007
	16.243171	17.333124	6.71%	683,099	2006
	15.634471	16.243171	3.89%	831,167	2005
	14.790435	15.634471	5.71%	883,209	2004
	11.426546	14.790435	29.44%	893,702	2003
	15.804639	11.426546	-27.70%	773,243	2002
	18.290036	15.804639	-13.59%	397,876	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.934646	21.707002	14.64%	190,932	2010
	13.711763	18.934646	38.09%	220,399	2009
	23.194279	13.711763	-40.88%	252,973	2008
	22.067063	23.194279	5.11%	283,438	2007
	18.967927	22.067063	16.34%	333,028	2006
	16.781825	18.967927	13.03%	387,492	2005
	14.242986	16.781825	17.83%	359,934	2004
	10.000000	14.242986	42.43%	294,048	2003*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.979518	13.732396	14.63%	271,880	2010
	8.670472	11.979518	38.16%	317,302	2009
	14.665223	8.670472	-40.88%	367,853	2008
	13.954930	14.665223	5.09%	398,702	2007
	11.994723	13.954930	16.34%	425,522	2006
	10.615063	11.994723	13.00%	514,153	2005
	9.011599	10.615063	17.79%	599,639	2004
	6.374126	9.011599	41.38%	710,060	2003
	8.281465	6.374126	-23.03%	921,010	2002
	9.525016	8.281465	-13.06%	383,590	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.506254	2.841247	13.37%	77,430	2010
	2.000278	2.506254	25.30%	33,547	2009
	9.586595	2.000278	-79.13%	284	2008
	10.000000	9.586595	-4.13%	1,031	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.714612	3.080914	13.49%	1,376	2010
	2.191393	2.714612	23.88%	3,274	2009
	10.394627	2.191393	-78.92%	0	2008
	10.526915	10.394627	-1.26%	4,785	2007
	10.000000	10.526915	5.27%	4,942	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.264481	14.076369	14.77%	377,011	2010
	9.671519	12.264481	26.81%	406,620	2009
	15.901541	9.671519	-39.18%	417,303	2008
	15.405998	15.901541	3.22%	441,219	2007
	13.548971	15.405998	13.71%	485,301	2006
	12.933232	13.548971	4.76%	543,344	2005
	11.952995	12.933232	8.20%	626,851	2004
	9.542333	11.952995	25.26%	731,773	2003
	11.888126	9.542333	-19.73%	569,305	2002
	13.387444	11.888126	-11.20%	377,989	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.152745	9.945375	21.99%	12,725	2010
	6.011559	8.152745	35.62%	17,387	2009
	9.782119	6.011559	-38.55%	21,942	2008
	10.017743	9.782119	-2.35%	19,148	2007
	10.000000	10.017743	0.18%	7,009	2006*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.736436	14.787968	26.00%	97,001	2010
	8.953474	11.736436	31.08%	126,976	2009
	17.783866	8.953474	-49.65%	142,746	2008
	16.920420	17.783866	5.10%	131,506	2007
	16.625356	16.920420	1.77%	148,688	2006
	14.972502	16.625356	11.04%	213,620	2005
	12.645718	14.972502	18.40%	185,688	2004
	10.186018	12.645718	24.15%	193,632	2003
	14.270642	10.186018	-28.62%	189,178	2002
	21.006006	14.270642	-32.06%	140,424	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.881912	11.764923	8.11%	20,313	2010
	10.000000	10.881912	8.82%	12,684	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.961461	11.397306	3.98%	129,140	2010
	10.000000	10.961461	9.61%	36,774	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.924954	12.743989	6.87%	0	2010
	10.193531	11.924954	16.99%	0	2009
	11.091221	10.193531	-8.09%	0	2008
	10.141328	11.091221	9.37%	0	2007
	10.000000	10.141328	1.41%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	13.032053	13.927366	6.87%	0	2010
	11.561741	13.032053	12.72%	0	2009
	11.166001	11.561741	3.54%	0	2008
	10.388364	11.166001	7.49%	0	2007
	10.000000	10.388364	3.88%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.915852	12.738663	28.47%	0	2010
	6.347117	9.915852	56.23%	0	2009
	11.318777	6.347117	-43.92%	0	2008
	11.013104	11.318777	2.78%	0	2007
	10.000000	11.013104	10.13%	0	2006*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series) - Q/NQ	9.016125	10.310803	14.36%	0	2010
	7.618010	9.016125	18.35%	0	2009
	12.508060	7.618010	-39.10%	0	2008
	11.621771	12.508060	7.63%	0	2007
	10.000000	11.621771	16.22%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.725313	9.482608	22.75%	0	2010
	5.428630	7.725313	42.31%	0	2009
	9.147859	5.428630	-40.66%	0	2008
	10.332511	9.147859	-11.47%	0	2007
	10.000000	10.332511	3.33%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.325228	11.284535	9.29%	0	2010
	8.314433	10.325228	24.18%	0	2009
	11.553835	8.314433	-28.04%	0	2008
	11.023401	11.553835	4.81%	0	2007
	10.000000	11.023401	10.23%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.276291	10.693217	15.27%	0	2010
	7.055306	9.276291	31.48%	0	2009
	11.591815	7.055306	-39.14%	0	2008
	11.406249	11.591815	1.63%	0	2007
	10.000000	11.406249	14.06%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.628451	14.409634	14.10%	0	2010
	7.395228	12.628451	70.76%	0	2009
	10.684493	7.395228	-30.79%	0	2008
	10.589657	10.684493	0.90%	0	2007
	10.000000	10.589657	5.90%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.030887	13.290438	20.48%	0	2010
	7.156435	11.030887	54.14%	0	2009
	11.788402	7.156435	-39.29%	0	2008
	10.817313	11.788402	8.98%	0	2007
	10.000000	10.817313	8.17%	0	2006*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.903247	12.696267	16.44%	0	2010
	7.663686	10.903247	42.27%	0	2009
	10.837871	7.663686	-29.29%	0	2008
	10.764449	10.837871	0.68%	0	2007
	10.000000	10.764449	7.64%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.539731	9.696284	28.60%	0	2010
	5.641794	7.539731	33.64%	0	2009
	10.814772	5.641794	-47.83%	0	2008
	10.360638	10.814772	4.38%	0	2007
	10.000000	10.360638	3.61%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.234893	9.495422	15.31%	0	2010
	6.250453	8.234893	31.75%	0	2009
	10.048206	6.250453	-37.80%	0	2008
	10.835513	10.048206	-7.27%	0	2007
	10.000000	10.835513	8.36%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.427832	10.431254	10.64%	13,979	2010
	8.048838	9.427832	17.13%	22,278	2009
	13.013688	8.048838	-38.15%	23,607	2008
	13.986853	13.013688	-6.96%	27,360	2007
	11.666137	13.986853	19.89%	26,087	2006
	11.039213	11.666137	5.68%	30,451	2005
	9.867462	11.039213	11.87%	31,918	2004
	8.074931	9.867462	22.20%	28,786	2003
	10.165952	8.074931	-20.57%	24,942	2002
	10.000000	10.165952	1.66%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	10.020359	11.388704	13.66%	1,662	2010
	8.093812	10.020359	23.80%	2,339	2009
	13.254362	8.093812	-38.93%	13,949	2008
	13.137836	13.254362	0.89%	17,855	2007
	11.484269	13.137836	14.40%	19,781	2006
	10.881083	11.484269	5.54%	21,951	2005
	9.836114	10.881083	10.62%	23,912	2004
	7.930224	9.836114	24.03%	24,189	2003
	10.187952	7.930224	-22.16%	25,745	2002
	10.000000	10.187952	1.88%	0	2001*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.555188	0.0555188	926	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.449346	11.067196	5.91%	12,704	2010
	9.641045	10.449346	8.38%	15,829	2009
	10.861617	9.641045	-11.24%	41,277	2008
	10.420412	10.861617	4.23%	25,938	2007
	10.000000	10.420412	4.20%	9,011	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.894065	38.939037	8.48%	12,876	2010
	27.887028	35.894065	28.71%	13,867	2009
	33.180925	27.887028	-15.95%	12,686	2008
	31.510701	33.180925	5.30%	15,052	2007
	28.767313	31.510701	9.54%	17,496	2006
	25.924994	28.767313	10.96%	21,982	2005
	23.828896	25.924994	8.80%	30,312	2004
	18.852711	23.828896	26.40%	46,550	2003
	17.461708	18.852711	7.97%	55,593	2002
	16.045362	17.461708	8.83%	11,621	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	13.114039	13.700079	4.47%	0	2010
	10.010271	13.114039	31.01%	0	2009
	18.288061	10.010271	-45.26%	0	2008
	16.146209	18.288061	13.27%	0	2007
	13.052832	16.146209	23.70%	0	2006
	11.888377	13.052832	9.79%	0	2005
	10.245194	11.888377	16.04%	0	2004
	8.134101	10.245194	25.95%	0	2003
	10.000000	8.134101	-18.66%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.697440	28.464098	25.41%	12,631	2010
	10.759965	22.697440	110.94%	9,804	2009
	30.881418	10.759965	-65.16%	8,301	2008
	22.710866	30.881418	35.98%	14,641	2007
	16.464941	22.710866	37.93%	14,868	2006
	12.631088	16.464941	30.35%	31,483	2005
	10.000000	12.631088	26.31%	5,152	2004*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	45.597634	57.171559	25.38%	6,329	2010
	21.638159	45.597634	110.73%	6,401	2009
	62.153612	21.638159	-65.19%	5,336	2008
	45.692872	62.153612	36.02%	5,103	2007
	33.136572	45.692872	37.89%	5,266	2006
	25.395192	33.136572	30.48%	5,482	2005
	20.406985	25.395192	24.44%	7,482	2004
	13.388854	20.406985	52.42%	10,686	2003
	13.949511	13.388854	-4.02%	16,855	2002
	14.373141	13.949511	-2.95%	22,902	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.478457	35.109331	27.77%	49,975	2010
	17.636206	27.478457	55.81%	54,195	2009
	33.099989	17.636206	-46.72%	43,558	2008
	23.042373	33.099989	43.65%	28,681	2007
	18.717058	23.042373	23.11%	32,205	2006
	12.488115	18.717058	49.88%	38,888	2005
	10.000000	12.488115	24.88%	45,726	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	42.915980	54.825340	27.75%	4,168	2010
	27.559137	42.915980	55.72%	6,181	2009
	51.750299	27.559137	-46.75%	6,659	2008
	36.018604	51.750299	43.68%	4,565	2007
	29.268051	36.018604	23.06%	5,771	2006
	19.520708	29.268051	49.93%	9,091	2005
	15.896223	19.520708	22.80%	9,992	2004
	11.106735	15.896223	43.12%	21,373	2003
	11.563707	11.106735	-3.95%	31,183	2002
	13.063519	11.563707	-11.48%	8,603	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.882146	12.084965	11.05%	18,090	2010
	8.664104	10.882146	25.60%	25,481	2009
	14.106823	8.664104	-38.58%	25,407	2008
	12.980042	14.106823	8.68%	31,609	2007
	11.550419	12.980042	12.38%	32,693	2006
	10.744649	11.550419	7.50%	44,448	2005
	9.911600	10.744649	8.40%	47,309	2004
	7.428955	9.911600	33.42%	50,986	2003
	9.816956	7.428955	-24.33%	53,093	2002
	9.900367	9.816956	-0.84%	26,177	2001

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.100218	16.416634	25.32%	17,488	2010
	10.000000	13.100218	31.00%	5,058	2009*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.744818	10.937267	25.07%	19,488	2010
	6.204371	8.744818	40.95%	8,022	2009
	10.000000	6.204371	-37.96%	4,135	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.349734	12.826176	3.86%	118,097	2010
	11.341243	12.349734	8.89%	122,621	2009
	11.664298	11.341243	-2.77%	122,386	2008
	10.782991	11.664298	8.17%	72,998	2007
	10.743070	10.782991	0.37%	36,205	2006
	10.705893	10.743070	0.35%	40,147	2005
	10.240855	10.705893	4.54%	33,320	2004
	10.000000	10.240855	2.41%	20,371	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.729347	13.228101	12.78%	222,145	2010
	10.052611	11.729347	16.68%	236,147	2009
	15.554749	10.052611	-35.37%	265,289	2008
	15.755326	15.554749	-1.27%	268,735	2007
	13.618988	15.755326	15.69%	258,123	2006
	13.173845	13.618988	3.38%	265,648	2005
	11.800602	13.173845	11.64%	243,892	2004
	9.233496	11.800602	27.80%	227,789	2003
	11.591056	9.233496	-20.34%	184,961	2002
	12.802086	11.591056	-9.46%	130,546	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.971540	14.519615	11.93%	0	2010
	9.815043	12.971540	32.16%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.247605	12.074087	17.82%	27,773	2010
	7.981902	10.247605	28.39%	29,531	2009
	10.679075	7.981902	-25.26%	29,965	2008
	11.064576	10.679075	-3.48%	22,970	2007
	10.000000	11.064576	10.65%	18,370	2006*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.786839	19.932410	12.06%	0	2010
	15.019486	17.786839	18.43%	522,281	2009
	20.761269	15.019486	-27.66%	551,816	2008
	22.153132	20.761269	-6.28%	598,453	2007
	18.896571	22.153132	17.23%	615,065	2006
	18.208834	18.896571	3.78%	607,354	2005
	16.119499	18.208834	12.96%	553,673	2004
	12.651422	16.119499	27.41%	453,653	2003
	14.654697	12.651422	-13.67%	354,877	2002

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.080182	13.100288	8.44%	105,426	2010
	10.000000	12.080182	20.80%	31,412	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102183	11.201853	10.89%	469	2010
	10.000000	10.102183	1.02%	172	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.843865	12.262940	13.09%	27,862	2010
	10.000000	10.843865	8.44%	28,120	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.369464	15.377498	24.32%	92,117	2010
	10.013642	12.369464	23.53%	90,105	2009
	14.670723	10.013642	-31.74%	89,119	2008
	14.947780	14.670723	-1.85%	87,130	2007
	13.223234	14.947780	13.04%	85,784	2006
	12.480627	13.223234	5.95%	85,969	2005
	10.364013	12.480627	20.42%	69,050	2004
	7.613403	10.364013	36.13%	42,227	2003
	10.000000	7.613403	-23.87%	8,400	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.182340	11.550728	13.44%	265,914	2010
	7.705099	10.182340	32.15%	301,307	2009
	11.892933	7.705099	-35.21%	323,041	2008
	11.168633	11.892933	6.49%	330,148	2007
	10.351504	11.168633	7.89%	325,601	2006
	10.111287	10.351504	2.38%	331,041	2005
	9.635655	10.111287	4.94%	338,795	2004
	7.739942	9.635655	24.49%	317,922	2003
	11.025487	7.739942	-29.80%	270,506	2002
	14.414394	11.025487	-23.51%	225,355	2001

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.595206	13.156042	13.46%	1,043,374	2010
	9.289668	11.595206	24.82%	1,141,640	2009
	14.958510	9.289668	-37.90%	1,220,523	2008
	14.385200	14.958510	3.99%	1,359,522	2007
	12.605780	14.385200	14.12%	1,325,095	2006
	12.186711	12.605780	3.44%	1,377,752	2005
	11.148445	12.186711	9.31%	1,375,237	2004
	8.790442	11.148445	26.82%	1,269,214	2003
	11.460136	8.790442	-23.30%	1,052,739	2002
	13.209188	11.460136	-13.24%	779,572	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.797113	14.580318	13.93%	139,049	2010
	10.568422	12.797113	21.09%	149,137	2009
	15.183971	10.568422	-30.40%	154,865	2008
	14.346155	15.183971	5.84%	159,274	2007
	12.465876	14.346155	15.08%	167,286	2006
	12.087664	12.465876	3.13%	170,122	2005
	11.646776	12.087664	3.79%	173,039	2004
	9.728623	11.646776	19.72%	148,307	2003
	11.823034	9.728623	-17.71%	116,977	2002
	13.195948	11.823034	-10.40%	82,891	2001

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	15.367742	15.859858	3.20%	0	2010
	11.875984	15.367742	29.40%	0	2009
	19.177839	11.875984	-38.07%	0	2008
	18.637889	19.177839	2.90%	0	2007
	15.386609	18.637889	21.13%	0	2006
	13.918111	15.386609	10.55%	0	2005
	11.737034	13.918111	18.58%	0	2004
	8.712095	11.737034	34.72%	0	2003
	10.046373	8.712095	-13.28%	0	2002
	10.000000	10.046373	0.46%	0	2001*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.815758	11.423202	29.58%	0	2010
	7.079519	8.815758	24.52%	0	2009
	11.482123	7.079519	-38.34%	0	2008
	13.067609	11.482123	-12.13%	0	2007
	12.745394	13.067609	2.53%	0	2006
	12.192484	12.745394	4.53%	0	2005
	11.083607	12.192484	10.00%	0	2004
	8.518549	11.083607	30.11%	0	2003
	10.660845	8.518549	-20.09%	0	2002
	10.000000	10.660845	6.61%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.232405	16.329532	7.20%	365,202	2010
	12.801405	15.232405	18.99%	415,879	2009
	13.975403	12.801405	-8.40%	472,097	2008
	13.423384	13.975403	4.11%	494,771	2007
	13.044103	13.423384	2.91%	458,191	2006
	13.033001	13.044103	0.09%	453,285	2005
	12.730457	13.033001	2.38%	429,187	2004
	12.313044	12.730457	3.39%	395,410	2003
	11.401464	12.313044	8.00%	281,981	2002
	10.684388	11.401464	6.71%	140,588	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.252378	11.419590	11.38%	12,099	2010
	8.358168	10.252378	22.66%	11,986	2009
	11.291189	8.358168	-25.98%	8,994	2008
	10.519576	11.291189	7.34%	7,892	2007
	10.000000	10.519576	5.20%	2,060	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.702572	10.978165	13.15%	79,943	2010
	7.625956	9.702572	27.23%	76,865	2009
	11.471058	7.625956	-33.52%	65,856	2008
	10.539579	11.471058	8.84%	16,171	2007
	10.000000	10.539579	5.40%	5,325	2006*
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.214958	10.561122	14.61%	44,254	2010
	7.097840	9.214958	29.83%	18,686	2009
	11.601646	7.097840	-38.82%	18,723	2008
	10.559747	11.601646	9.87%	14,674	2007
	10.000000	10.559747	5.60%	3,026	2006*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.914214	20.727482	15.70%	0	2010
	13.365134	17.914214	34.04%	862,734	2009
	23.573218	13.365134	-43.30%	957,831	2008
	20.305885	23.573218	16.09%	1,012,772	2007
	18.417343	20.305885	10.25%	954,210	2006
	15.952706	18.417343	15.45%	843,674	2005
	13.999044	15.952706	13.96%	712,230	2004
	11.039054	13.999044	26.81%	591,975	2003
	12.335838	11.039054	-10.51%	450,944	2002

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.867305	10.439308	17.73%	127,649	2010
	6.081720	8.867305	45.80%	136,789	2009
	13.500848	6.081720	-54.95%	163,269	2008
	9.383035	13.500848	43.89%	116,443	2007
	10.000000	9.383035	-6.17%	24,209	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.092259	14.886926	13.71%	710,729	2010
	10.190835	13.092259	28.47%	788,243	2009
	18.002932	10.190835	-43.39%	880,657	2008
	17.968073	18.002932	0.19%	897,101	2007
	15.144659	17.968073	18.64%	874,848	2006
	14.493567	15.144659	4.49%	846,999	2005
	13.170455	14.493567	10.05%	800,406	2004
	10.236736	13.170455	28.66%	703,265	2003
	12.483021	10.236736	-17.99%	550,080	2002
	13.313013	12.483021	-6.23%	357,279	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.039293	9.821719	22.17%	0	2010
	5.583962	8.039293	43.97%	93,604	2009
	12.576778	5.583962	-55.60%	105,483	2008
	10.346265	12.576778	21.56%	101,946	2007
	9.944414	10.346265	4.04%	98,087	2006
	9.245533	9.944414	7.56%	101,437	2005
	8.740750	9.245533	5.78%	99,552	2004
	6.823011	8.740750	28.11%	101,603	2003
	8.844341	6.823011	-22.85%	91,292	2002

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.600829	12.993343	22.57%	684,396	2010
	8.372807	10.600829	26.61%	765,836	2009
	16.060924	8.372807	-47.87%	841,957	2008
	12.813873	16.060924	25.34%	903,040	2007
	12.151083	12.813873	5.45%	873,297	2006
	11.638000	12.151083	4.41%	907,835	2005
	11.407069	11.638000	2.02%	941,698	2004
	8.695091	11.407069	31.19%	886,741	2003
	12.608518	8.695091	-31.04%	759,470	2002
	15.512519	12.608518	-18.72%	601,219	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.165048	13.676299	12.42%	115,450	2010
	8.563916	12.165048	42.05%	135,090	2009
	11.567096	8.563916	-25.96%	161,277	2008
	11.405362	11.567096	1.42%	192,383	2007
	10.382924	11.405362	9.85%	388,859	2006
	10.250064	10.382924	1.30%	474,248	2005
	9.477262	10.250064	8.15%	531,410	2004
	7.554754	9.477262	25.45%	572,386	2003
	7.379494	7.554754	2.37%	168,059	2002
	8.478210	7.379494	-12.96%	122,563	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.335924	11.607104	12.30%	145,881	2010
	7.268321	10.335924	42.21%	180,070	2009
	9.806038	7.268321	-25.88%	151,610	2008
	10.000000	9.806038	-1.94%	198,699	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.199820	12.979067	6.39%	208,166	2010
	10.674834	12.199820	14.29%	210,114	2009
	11.178437	10.674834	-4.51%	149,998	2008
	10.857668	11.178437	2.95%	136,195	2007
	10.536126	10.857668	3.05%	102,404	2006
	10.446445	10.536126	0.86%	74,074	2005
	10.135570	10.446445	3.07%	37,725	2004
	10.000000	10.135570	1.36%	8,550	2003*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.303679	11.830540	27.16%	217,999	2010
	6.725459	9.303679	38.34%	183,106	2009
	11.253265	6.725459	-40.24%	131,495	2008
	9.863182	11.253265	14.09%	95,209	2007
	10.000000	9.863182	-1.37%	34,773	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.555045	15.132512	11.64%	21,418	2010
	10.850910	13.555045	24.92%	24,772	2009
	19.565247	10.850910	-44.54%	31,019	2008
	16.896770	19.565247	15.79%	31,960	2007
	14.499246	16.896770	16.54%	32,865	2006
	12.334722	14.499246	17.55%	36,522	2005
	11.000744	12.334722	12.13%	43,777	2004
	7.775040	11.000744	41.49%	50,373	2003
	9.879361	7.775040	-21.30%	58,482	2002
	12.702222	9.879361	-22.22%	64,819	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.489945	15.062151	11.65%	155,619	2010
	10.794322	13.489945	24.97%	176,552	2009
	19.467718	10.794322	-44.55%	192,790	2008
	16.809880	19.467718	15.81%	208,482	2007
	14.424335	16.809880	16.54%	208,413	2006
	12.275838	14.424335	17.50%	160,797	2005
	10.947388	12.275838	12.13%	132,291	2004
	7.734738	10.947388	41.54%	78,373	2003
	10.000000	7.734738	-22.65%	31,997	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.906264	14.875465	24.94%	69,329	2010
	7.656370	11.906264	55.51%	79,139	2009
	15.872344	7.656370	-51.76%	73,915	2008
	15.214228	15.872344	4.33%	84,209	2007
	13.252038	15.214228	14.81%	80,335	2006
	13.078442	13.252038	1.33%	82,997	2005
	11.612918	13.078442	12.62%	76,714	2004
	7.448995	11.612918	55.90%	62,597	2003
	10.000000	7.448995	-25.51%	6,496	2002*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.619457	11.821730	11.32%	136,004	2010
	7.926819	10.619457	33.97%	150,292	2009
	11.405666	7.926819	-30.50%	168,433	2008
	11.126930	11.405666	2.51%	125,412	2007
	10.000000	11.126930	11.27%	32,227	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.277889	10.486815	26.68%	107,510	2010
	6.487052	8.277889	27.61%	117,817	2009
	9.802409	6.487052	-33.82%	100,808	2008
	10.164026	9.802409	-3.56%	32,500	2007
	10.000000	10.164026	1.64%	13,357	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.496860	9.255758	8.93%	13,630	2010
	6.602655	8.496860	28.69%	6,696	2009
	10.000000	6.602655	-33.97%	5,158	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.826778	12.570352	16.10%	32,950	2010
	6.347673	10.826778	70.56%	34,688	2009
	13.575240	6.347673	-53.24%	19,569	2008
	10.676971	13.575240	27.15%	30,315	2007
	10.000000	10.676971	6.77%	4,143	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.557993	15.631197	7.37%	0	2010
	10.728574	14.557993	35.69%	0	2009
	18.169582	10.728574	-40.95%	0	2008
	15.883636	18.169582	14.39%	0	2007
	13.209799	15.883636	20.24%	0	2006
	12.101957	13.209799	9.15%	0	2005
	10.304201	12.101957	17.45%	0	2004
	7.868033	10.304201	30.96%	0	2003
	10.000000	7.868033	-21.32%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.892389	10.595408	7.11%	16,643	2010
	7.297905	9.892389	35.55%	19,263	2009
	12.392141	7.297905	-41.11%	44,932	2008
	10.865204	12.392141	14.05%	34,318	2007
	10.000000	10.865204	8.65%	13,631	2006*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.113920	15.949762	13.01%	100,991	2010
	12.036200	14.113920	17.26%	77,321	2009
	11.470459	12.036200	4.93%	98,084	2008
	10.456863	11.470459	9.69%	56,697	2007
	10.000000	10.456863	4.57%	14,574	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.315466	3.15%	111	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.290829	12.91%	25	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.817838	10.061528	14.10%	0	2010
	7.371170	8.817838	19.63%	0	2009
	12.973854	7.371170	-43.18%	0	2008
	11.723820	12.973854	10.66%	0	2007
	11.162592	11.723820	5.03%	0	2006
	10.380546	11.162592	7.53%	0	2005
	9.853712	10.380546	5.35%	0	2004
	7.700196	9.853712	27.97%	0	2003
	10.303341	7.700196	-25.27%	0	2002
	10.000000	10.303341	3.03%	0	2001*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.377654	8.397536	13.82%	2,704	2010
	6.185696	7.377654	19.27%	1,273	2009
	10.912533	6.185696	-43.32%	1,251	2008
	9.885895	10.912533	10.38%	948	2007
	10.000000	9.885895	-1.14%	217	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.073745	9.450422	17.05%	3,733	2010
	5.755196	8.073745	40.29%	2,749	2009
	11.017691	5.755196	-47.76%	3,397	2008
	10.088107	11.017691	9.21%	9,855	2007
	10.000000	10.088107	0.88%	3,454	2006*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	12.308511	13.322908	8.24%	0	2010
	9.710224	12.308511	26.76%	0	2009
	14.068958	9.710224	-30.98%	0	2008
	13.171665	14.068958	6.81%	0	2007
	11.423230	13.171665	15.31%	0	2006
	10.978376	11.423230	4.05%	0	2005
	10.197138	10.978376	7.66%	0	2004
	8.295181	10.197138	22.93%	0	2003
	9.945864	8.295181	-16.60%	0	2002
	10.000000	9.945864	-0.54%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.501983	10.925222	4.03%	0	2010
	8.325488	10.501983	26.14%	0	2009
	11.805376	8.325488	-29.48%	0	2008
	10.683050	11.805376	10.51%	0	2007
	10.000000	10.683050	6.83%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.461723	9.824406	16.10%	0	2010
	6.511587	8.461723	29.95%	0	2009
	11.906931	6.511587	-45.31%	0	2008
	12.759106	11.906931	-6.68%	0	2007
	10.000000	12.759106	27.59%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.858284	18.798634	11.51%	0	2010
	12.616616	16.858284	33.62%	0	2009
	21.419228	12.616616	-41.10%	0	2008
	18.898897	21.419228	13.34%	0	2007
	14.916325	18.898897	26.70%	0	2006
	12.801831	14.916325	16.52%	0	2005
	10.448966	12.801831	22.52%	0	2004
	8.194331	10.448966	27.51%	0	2003
	10.000000	8.194331	-18.06%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.835756	23.445457	7.37%	53,744	2010
	10.000000	21.835756	23.55%	30,437	2009*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.292757	9.776182	5.20%	846,514	2010
	6.441522	9.292757	44.26%	935,638	2009
	11.707458	6.441522	-44.98%	1,047,797	2008
	8.673028	11.707458	34.99%	1,028,671	2007
	8.044709	8.673028	7.81%	912,026	2006
	7.233815	8.044709	11.21%	964,973	2005
	6.206483	7.233815	16.55%	971,207	2004
	5.224689	6.206483	18.79%	961,930	2003
	6.290120	5.224689	-16.94%	868,779	2002
	8.145127	6.290120	-22.77%	693,831	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.478522	15.351577	23.02%	129,269	2010
	8.039786	12.478522	55.21%	130,530	2009
	14.504483	8.039786	-44.57%	147,533	2008
	12.058365	14.504483	20.29%	151,520	2007
	11.306670	12.058365	6.65%	134,373	2006
	10.279283	11.306670	9.99%	124,968	2005
	10.317923	10.279283	-0.37%	116,971	2004
	7.097740	10.317923	45.37%	90,427	2003
	10.000000	7.097740	-29.02%	47,727	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.097605	5.036169	22.91%	154,345	2010
	2.643381	4.097605	55.01%	176,543	2009
	4.775364	2.643381	-44.65%	201,732	2008
	3.971844	4.775364	20.23%	233,947	2007
	3.728118	3.971844	6.54%	217,176	2006
	3.382577	3.728118	10.22%	254,044	2005
	3.404379	3.382577	-0.64%	302,274	2004
	2.352398	3.404379	44.72%	354,665	2003
	4.030994	2.352398	-41.64%	430,146	2002
	6.509446	4.030994	-38.07%	477,396	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.131758	29.810212	23.53%	324,939	2010
	13.639607	24.131758	76.92%	339,220	2009
	28.888141	13.639607	-52.78%	350,271	2008
	22.831314	28.888141	26.53%	363,472	2007
	15.752110	22.831314	44.94%	307,866	2006
	12.076286	15.752110	30.44%	279,330	2005
	10.296399	12.076286	17.29%	252,132	2004
	7.745526	10.296399	32.93%	218,170	2003
	10.000000	7.745526	-22.54%	127,717	2002*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.113259	17.432478	23.52%	178,219	2010
	7.977040	14.113259	76.92%	209,025	2009
	16.901767	7.977040	-52.80%	246,021	2008
	13.363752	16.901767	26.47%	278,201	2007
	9.224320	13.363752	44.88%	251,706	2006
	7.075935	9.224320	30.36%	282,041	2005
	6.034263	7.075935	17.26%	334,484	2004
	4.539769	6.034263	32.92%	389,100	2003
	6.189198	4.539769	-26.65%	473,028	2002
	8.181886	6.189198	-24.35%	516,544	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.865912	14.473302	21.97%	22,951	2010
	9.479322	11.865912	25.18%	22,655	2009
	14.364858	9.479322	-34.01%	27,733	2008
	14.192075	14.364858	1.22%	38,168	2007
	12.293683	14.192075	15.44%	42,893	2006
	11.393010	12.293683	7.91%	63,388	2005
	10.000000	11.393010	13.93%	14,736	2004*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.461369	10.396378	9.88%	89,348	2010
	7.820481	9.461369	20.98%	91,278	2009
	11.769084	7.820481	-33.55%	42,132	2008
	11.072036	11.769084	6.30%	38,988	2007
	10.000000	11.072036	10.72%	9,261	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.756923	7.57%	1,632	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.204416	10.614801	4.02%	44,923	2010
	9.113768	10.204416	11.97%	44,938	2009
	10.655363	9.113768	-14.47%	57,550	2008
	10.294293	10.655363	3.51%	69,660	2007
	9.998849	10.294293	2.95%	51,605	2006
	9.975981	9.998849	0.23%	41,432	2005
	10.019076	9.975981	-0.43%	27,608	2004
	10.000000	10.019076	0.19%	15,459	2003*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.014399	8.289379	18.18%	2,266	2010
	5.783597	7.014399	21.28%	1,293	2009
	9.671730	5.783597	-40.20%	1,298	2008
	9.739699	9.671730	-0.70%	1,466	2007
	10.000000	9.739699	-2.60%	1,380	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.062852	13.428283	21.38%	29,845	2010
	8.519760	11.062852	29.85%	23,894	2009
	14.240089	8.519760	-40.17%	27,224	2008
	13.394228	14.240089	6.32%	48,265	2007
	11.922729	13.394228	12.34%	23,893	2006
	11.292761	11.922729	5.58%	12,155	2005
	10.000000	11.292761	12.93%	1,519	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.760382	7.964907	17.82%	109,927	2010
	5.126544	6.760382	31.87%	109,957	2009
	8.465669	5.126544	-39.44%	109,268	2008
	7.168076	8.465669	18.10%	124,902	2007
	6.833425	7.168076	4.90%	119,067	2006
	6.494037	6.833425	5.23%	124,689	2005
	6.077202	6.494037	6.86%	131,817	2004
	4.633836	6.077202	31.15%	139,964	2003
	6.580071	4.633836	-29.58%	117,421	2002
	9.268169	6.580071	-29.00%	100,858	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.463678	13.972200	12.10%	717,078	2010
	10.000000	12.463678	24.64%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.290525	10.282176	10.67%	117,915	2010
	7.619334	9.290525	21.93%	118,836	2009
	10.981885	7.619334	-30.62%	102,729	2008
	10.472825	10.981885	4.86%	79,147	2007
	10.000000	10.472825	4.73%	40,446	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.494946	10.990144	4.72%	93,393	2010
	9.471637	10.494946	10.80%	99,488	2009
	10.636755	9.471637	-10.95%	77,014	2008
	10.454871	10.636755	1.74%	61,269	2007
	10.000000	10.454871	4.55%	12,199	2006*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.307303	11.334491	9.97%	76,133	2010
	7.367390	10.307303	39.90%	75,945	2009
	12.152287	7.367390	-39.37%	72,027	2008
	10.755666	12.152287	12.98%	63,032	2007
	10.000000	10.755666	7.56%	19,862	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.589921	10.030959	16.78%	175,640	2010
	6.264678	8.589921	37.12%	204,767	2009
	11.366340	6.264678	-44.88%	166,993	2008
	10.281776	11.366340	10.55%	91,205	2007
	10.000000	10.281776	2.82%	74,740	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.753245	8.500979	9.64%	39,057	2010
	6.004590	7.753245	29.12%	28,787	2009
	9.812784	6.004590	-38.81%	31,165	2008
	10.000000	9.812784	-1.87%	14,740	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.559975	17.395585	11.80%	37,015	2010
	10.787009	15.559975	44.25%	47,898	2009
	15.161801	10.787009	-28.85%	53,574	2008
	14.880516	15.161801	1.89%	69,599	2007
	13.616913	14.880516	9.28%	83,662	2006
	13.461410	13.616913	1.16%	106,509	2005
	12.375393	13.461410	8.78%	135,180	2004
	10.244088	12.375393	20.81%	120,885	2003
	10.044539	10.244088	1.99%	76,912	2002
	9.755865	10.044539	2.96%	35,837	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.940929	13.350303	11.80%	155,526	2010
	8.273481	11.940929	44.33%	155,456	2009
	11.646442	8.273481	-28.96%	95,827	2008
	11.426670	11.646442	1.92%	61,290	2007
	10.456788	11.426670	9.28%	49,427	2006
	10.000000	10.456788	4.57%	31,413	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.768792	8.873553	14.22%	339,775	2010
	5.140642	7.768792	51.12%	390,006	2009
	10.000000	5.140642	-48.59%	0	2008*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.964638	9.724722	22.10%	28,390	2010
6.128718		7.964638	29.96%	42,552	2009
10.000000		6.128718	-38.71%	53,319	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.120150	9.222635	13.58%	33,807	2010
	6.361474	8.120150	27.65%	34,692	2009
	10.000000	6.361474	-36.39%	23,816	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.381701	10.233697	9.08%	42,599	2010
	7.924860	9.381701	18.38%	17,100	2009
	10.000000	7.924860	-20.75%	13,083	2008*

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.835230	9.810720	11.04%	6,920	2010
	7.202203	8.835230	22.67%	9,902	2009
	10.000000	7.202203	-27.98%	2,972	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.134560	10.693892	5.52%	40,481	2010
	9.075933	10.134560	11.66%	25,635	2009
	10.000000	9.075933	-9.24%	7,426	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.108906	10.022954	10.03%	23,826	2010
	7.560267	9.108906	20.48%	17,975	2009
	10.000000	7.560267	-24.40%	12,260	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.552690	9.574904	11.95%	65,812	2010
	6.838895	8.552690	25.06%	40,319	2009
	10.000000	6.838895	-31.61%	3,294	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.656186	10.402177	7.73%	12,688	2010
	8.305104	9.656186	16.27%	9,989	2009
	10.000000	8.305104	-16.95%	9,989	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.603308	11.215326	5.77%	18,869	2010
	9.865476	10.603308	7.48%	19,875	2009
	10.000000	9.865476	-1.35%	1,157	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.330708	12.103098	6.82%	12,557	2010
	9.849433	11.330708	15.04%	13,827	2009
	10.000000	9.849433	-1.51%	1,226	2008*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.758326	26.122563	14.78%	2,067	2010
	14.104539	22.758326	61.35%	2,244	2009
	33.799667	14.104539	-58.27%	3,145	2008
	23.500696	33.799667	43.82%	2,788	2007
	17.397252	23.500696	35.08%	4,513	2006
	13.275190	17.397252	31.05%	5,724	2005
	11.128016	13.275190	19.30%	5,805	2004
	6.815122	11.128016	63.28%	7,160	2003
	8.137235	6.815122	-16.25%	8,157	2002
	8.686950	8.137235	-6.33%	5,592	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.048732	28.761189	14.82%	92,387	2010
	15.507825	25.048732	61.52%	108,684	2009
	37.222183	15.507825	-58.34%	109,053	2008
	25.885813	37.222183	43.79%	141,689	2007
	19.173227	25.885813	35.01%	108,955	2006
	14.628417	19.173227	31.07%	92,931	2005
	12.261030	14.628417	19.31%	56,212	2004
	7.511024	12.261030	63.24%	31,774	2003
	10.000000	7.511024	-24.89%	12,529	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.527093	16.074348	3.52%	739,106	2010
	15.304243	15.527093	1.46%	778,640	2009
	14.380053	15.304243	6.43%	865,843	2008
	13.583305	14.380053	5.87%	820,638	2007
	13.303332	13.583305	2.10%	779,342	2006
	13.038934	13.303332	2.03%	831,202	2005
	12.780385	13.038934	2.02%	796,998	2004
	12.681945	12.780385	0.78%	794,389	2003
	11.565612	12.681945	9.65%	758,616	2002
	10.914977	11.565612	5.96%	310,186	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.687119	11.962338	11.93%	1,245	2010
	8.338511	10.687119	28.17%	1,324	2009
	15.645882	8.338511	-46.70%	1,489	2008
	12.455693	15.645882	25.61%	1,371	2007
	9.481057	12.455693	31.37%	1,464	2006
	7.369528	9.481057	28.65%	1,776	2005
	6.531881	7.369528	12.82%	2,341	2004
	4.874649	6.531881	34.00%	2,410	2003
	6.500996	4.874649	-25.02%	3,050	2002
	9.222891	6.500996	-29.51%	1,979	2001

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.019966	19.047309	11.91%	34,445	2010
	13.284846	17.019966	28.12%	38,651	2009
	24.919078	13.284846	-46.69%	40,048	2008
	19.837629	24.919078	25.62%	49,259	2007
	15.101683	19.837629	31.36%	39,370	2006
	11.741561	15.101683	28.62%	20,810	2005
	10.392529	11.741561	12.98%	8,850	2004
	7.772433	10.392529	33.71%	5,857	2003
	10.000000	7.772433	-22.28%	1,640	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.396757	8.909825	6.11%	26,456	2010
	6.608175	8.396757	27.07%	22,303	2009
	11.752968	6.608175	-43.77%	6,194	2008
	10.875421	11.752968	8.07%	4,134	2007
	10.000000	10.875421	8.75%	473	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.223295	13.843384	13.25%	258,935	2010
	9.725789	12.223295	25.68%	260,531	2009
	15.586769	9.725789	-37.60%	269,136	2008
	14.889933	15.586769	4.68%	259,225	2007
	12.895102	14.889933	15.47%	234,496	2006
	12.092189	12.895102	6.64%	211,725	2005
	10.733522	12.092189	12.66%	186,419	2004
	8.238400	10.733522	30.29%	135,411	2003
	10.000000	8.238400	-17.62%	38,101	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.546847	12.527985	8.50%	7,626	2010
	10.000000	11.546847	15.47%	2,656	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.106579	13.400366	10.69%	575	2010
	10.000000	12.106579	21.07%	180	2009*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.219414	12.784205	4.62%	145,026	2010
	11.337840	12.219414	7.78%	131,821	2009
	12.211001	11.337840	-7.15%	130,155	2008
	11.728967	12.211001	4.11%	124,736	2007
	11.181789	11.728967	4.89%	119,134	2006
	10.954966	11.181789	2.07%	150,151	2005
	10.595099	10.954966	3.40%	162,854	2004
	9.938018	10.595099	6.61%	148,745	2003
	10.000000	9.938018	-0.62%	37,897	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.386263	13.573262	9.58%	899,064	2010
	10.523064	12.386263	17.71%	912,684	2009
	13.867663	10.523064	-24.12%	849,680	2008
	13.285144	13.867663	4.38%	931,138	2007
	12.075166	13.285144	10.02%	877,566	2006
	11.601416	12.075166	4.08%	843,607	2005
	10.720050	11.601416	8.22%	753,046	2004
	9.037949	10.720050	18.61%	583,235	2003
	10.000000	9.037949	-9.62%	223,772	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.451067	13.880562	11.48%	619,876	2010
	10.131069	12.451067	22.90%	636,087	2009
	14.945964	10.131069	-32.22%	677,144	2008
	14.251945	14.945964	4.87%	680,623	2007
	12.593401	14.251945	13.17%	656,344	2006
	11.904051	12.593401	5.79%	570,162	2005
	10.748772	11.904051	10.75%	434,442	2004
	8.590418	10.748772	25.13%	320,711	2003
	10.000000	8.590418	-14.10%	102,594	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.460165	13.359130	7.21%	181,914	2010
	11.008504	12.460165	13.19%	181,871	2009
	13.115336	11.008504	-16.06%	232,505	2008
	12.540694	13.115336	4.58%	296,549	2007
	11.706575	12.540694	7.13%	301,119	2006
	11.339678	11.706575	3.24%	288,133	2005
	10.710627	11.339678	5.87%	238,730	2004
	9.534557	10.710627	12.33%	209,508	2003
	10.000000	9.534557	-4.65%	84,789	2002*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.424067	27.960209	24.69%	260,598	2010
	16.596330	22.424067	35.11%	300,285	2009
	26.438587	16.596330	-37.23%	321,163	2008
	24.880577	26.438587	6.26%	330,320	2007
	22.915733	24.880577	8.57%	330,872	2006
	20.689986	22.915733	10.76%	329,668	2005
	18.094597	20.689986	14.34%	296,163	2004
	13.601153	18.094597	33.04%	240,781	2003
	16.253946	13.601153	-16.32%	176,737	2002
	16.670157	16.253946	-2.50%	91,694	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.038832	11.894382	-1.20%	931,992	2010
	12.179942	12.038832	-1.16%	1,184,319	2009
	12.079795	12.179942	0.83%	1,592,947	2008
	11.668105	12.079795	3.53%	1,235,323	2007
	11.297619	11.668105	3.28%	796,613	2006
	11.137309	11.297619	1.44%	793,225	2005
	11.181852	11.137309	-0.40%	775,941	2004
	11.247296	11.181852	-0.58%	782,545	2003
	11.247642	11.247296	0.00%	996,796	2002
	10.989031	11.247642	2.35%	612,905	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.139348	16.541368	9.26%	126,050	2010
	12.319676	15.139348	22.89%	145,629	2009
	15.076201	12.319676	-18.28%	149,578	2008
	14.585737	15.076201	3.36%	168,243	2007
	14.081135	14.585737	3.58%	154,124	2006
	13.947624	14.081135	0.96%	135,150	2005
	13.251194	13.947624	5.26%	109,595	2004
	11.962673	13.251194	10.77%	93,465	2003
	11.293959	11.962673	5.92%	73,185	2002
	10.972282	11.293959	2.93%	34,793	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.469612	15.189480	12.77%	0	2010
	10.000000	13.469612	34.70%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.212008	9.252389	12.67%	400,779	2010
	6.091001	8.212008	34.82%	458,033	2009
	10.000000	6.091001	-39.09%	43,139	2008*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.227625	15.964612	4.84%	32,127	2010
	11.870601	15.227625	28.28%	41,691	2009
	22.388260	11.870601	-46.98%	51,300	2008
	22.016277	22.388260	1.69%	60,980	2007
	18.153613	22.016277	21.28%	70,526	2006
	16.397022	18.153613	10.71%	43,039	2005
	13.800078	16.397022	18.82%	24,814	2004
	10.000000	13.800078	38.00%	4,077	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.094976	9.238387	14.12%	174,095	2010
	6.313352	8.094976	28.22%	51,138	2009
	10.000000	6.313352	-36.87%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.431033	0.0431033	67313	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.927560	8.830785	11.39%	4,670	2010
	6.297572	7.927560	25.88%	8,302	2009
	10.000000	6.297572	-37.02%	52	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.823609	9.802822	25.30%	765,352	2010
	6.229179	7.823609	25.60%	831,538	2009
	10.000000	6.229179	-37.71%	14,719	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.641112	10.213593	18.20%	526,078	2010
	6.703532	8.641112	28.90%	606,824	2009
	10.000000	6.703532	-32.96%	31,504	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.443667	14.183713	23.94%	170,912	2010
	9.087220	11.443667	25.93%	179,919	2009
	17.166371	9.087220	-47.06%	194,202	2008
	15.832320	17.166371	8.43%	192,102	2007
	15.526190	15.832320	1.97%	178,787	2006
	14.537994	15.526190	6.80%	179,170	2005
	12.973972	14.537994	12.06%	168,156	2004
	9.780139	12.973972	32.66%	154,743	2003
	14.838618	9.780139	-34.09%	115,958	2002
	16.846010	14.838618	-11.92%	63,640	2001

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.960286	32.472819	25.09%	227,231	2010
	20.818097	25.960286	24.70%	258,336	2009
	31.056789	20.818097	-32.97%	285,442	2008
	33.763890	31.056789	-8.02%	300,394	2007
	29.134444	33.763890	15.89%	300,448	2006
	28.608182	29.134444	1.84%	309,695	2005
	24.685368	28.608182	15.89%	309,560	2004
	15.928613	24.685368	54.98%	282,170	2003
	22.134881	15.928613	-28.04%	230,125	2002
	17.466310	22.134881	26.73%	126,721	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.859607	28.304046	23.82%	222,876	2010
	17.176615	22.859607	33.09%	252,664	2009
	28.126986	17.176615	-38.93%	269,865	2008
	27.876127	28.126986	0.90%	296,326	2007
	25.182239	27.876127	10.70%	279,811	2006
	22.692159	25.182239	10.97%	278,320	2005
	19.296948	22.692159	17.59%	271,745	2004
	13.850506	19.296948	39.32%	245,893	2003
	16.957444	13.850506	-18.32%	182,520	2002
	18.398225	16.957444	-7.83%	119,100	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.890161	12.206686	12.09%	354,386	2010
	8.741250	10.890161	24.58%	357,382	2009
	15.138387	8.741250	-42.26%	371,839	2008
	14.164409	15.138387	6.88%	372,283	2007
	12.616582	14.164409	12.27%	370,762	2006
	11.884933	12.616582	6.16%	410,187	2005
	10.960481	11.884933	8.43%	422,156	2004
	8.699902	10.960481	25.98%	428,217	2003
	10.654646	8.699902	-18.35%	385,823	2002
	12.230458	10.654646	-12.88%	339,098	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.240299	9.312555	28.62%	617,123	2010
	5.601154	7.240299	29.26%	660,085	2009
	10.000000	5.601154	-43.99%	3,727	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.438093	10.562393	1.19%	62,739	2010
	9.863610	10.438093	5.82%	60,882	2009
	10.000000	9.863610	-1.36%	2,572	2008*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.244440	14.585149	10.12%	11,739	2010
	10.723883	13.244440	23.50%	15,485	2009
	19.501770	10.723883	-45.01%	17,736	2008
	16.463710	19.501770	18.45%	17,937	2007
	13.237138	16.463710	24.38%	18,759	2006
	11.226453	13.237138	17.91%	20,377	2005
	9.823812	11.226453	14.28%	22,337	2004
	7.307866	9.823812	34.43%	23,848	2003
	9.913802	7.307866	-26.29%	23,789	2002
	12.359900	9.913802	-19.79%	16,475	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.303440	20.138689	10.03%	18,063	2010
	14.820780	18.303440	23.50%	20,221	2009
	26.944986	14.820780	-45.00%	22,308	2008
	22.739391	26.944986	18.49%	22,684	2007
	18.293047	22.739391	24.31%	20,225	2006
	15.514347	18.293047	17.91%	14,224	2005
	13.575979	15.514347	14.28%	9,500	2004
	10.000000	13.575979	35.76%	5,512	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.955200	13.926167	7.49%	1,778,913	2010
	10.000000	12.955200	29.55%	3,656	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.929827	13.585442	5.07%	24,412	2010
	10.000000	12.929827	29.30%	33,481	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.749552	12.295754	14.38%	100,845	2010
	8.463794	10.749552	27.01%	109,357	2009
	13.596107	8.463794	-37.75%	128,421	2008
	14.074146	13.596107	-3.40%	148,280	2007
	12.289836	14.074146	14.52%	139,174	2006
	11.931935	12.289836	3.00%	130,121	2005
	10.278230	11.931935	16.09%	104,564	2004
	7.914998	10.278230	29.86%	51,652	2003
	10.702140	7.914998	-26.04%	31,641	2002
	12.331560	10.702140	-13.21%	21,849	2001

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.408162	15.575910	8.10%	0	2010
	10.090864	14.408162	42.78%	559,739	2009
	18.747026	10.090864	-46.17%	599,340	2008
	16.623801	18.747026	12.77%	642,682	2007
	15.586311	16.623801	6.66%	650,721	2006
	15.009784	15.586311	3.84%	673,092	2005
	14.206657	15.009784	5.65%	665,965	2004
	10.981083	14.206657	29.37%	590,269	2003
	15.196200	10.981083	-27.74%	507,981	2002
	17.594890	15.196200	-13.63%	311,184	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.870882	21.622970	14.58%	343,278	2010
	13.672499	18.870882	38.02%	380,150	2009
	23.139603	13.672499	-40.91%	418,572	2008
	22.026248	23.139603	5.05%	430,287	2007
	18.942389	22.026248	16.28%	398,748	2006
	16.767687	18.942389	12.97%	354,273	2005
	14.238187	16.767687	17.77%	255,503	2004
	10.000000	14.238187	42.38%	132,741	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.921033	13.658449	14.57%	173,620	2010
	8.632507	11.921033	38.09%	205,528	2009
	14.608429	8.632507	-40.91%	224,312	2008
	13.907967	14.608429	5.04%	258,762	2007
	11.960386	13.907967	16.28%	278,500	2006
	10.590024	11.960386	12.94%	316,745	2005
	8.994884	10.590024	17.73%	360,625	2004
	6.365520	8.994884	41.31%	415,278	2003
	8.274485	6.365520	-23.07%	437,569	2002
	9.521827	8.274485	-13.10%	187,638	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.502869	2.835976	13.31%	67,979	2010
	1.998588	2.502869	25.23%	68,511	2009
	9.583349	1.998588	-79.15%	4,924	2008
	10.000000	9.583349	-4.17%	2,422	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.709588	3.073658	13.44%	1,834	2010
	2.188435	2.709588	23.81%	1,653	2009
	10.385859	2.188435	-78.93%	2,129	2008
	10.523389	10.385859	-1.31%	3,294	2007
	10.000000	10.523389	5.23%	2,284	2006*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.008692	13.775808	14.72%	445,988	2010
	9.474608	12.008692	26.75%	487,505	2009
	15.585693	9.474608	-39.21%	548,921	2008
	15.107682	15.585693	3.16%	571,388	2007
	13.293323	15.107682	13.65%	555,214	2006
	12.695602	13.293323	4.71%	550,940	2005
	11.739303	12.695602	8.15%	552,451	2004
	9.376475	11.739303	25.20%	507,128	2003
	11.687410	9.376475	-19.77%	399,331	2002
	13.168121	11.687410	-11.24%	289,044	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.137614	9.921909	21.93%	28,119	2010
	6.003438	8.137614	35.55%	29,842	2009
	9.773861	6.003438	-38.58%	41,735	2008
	10.014381	9.773861	-2.40%	28,641	2007
	10.000000	10.014381	0.14%	35,983	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.468790	14.443430	25.94%	374,002	2010
	8.753721	11.468790	31.02%	403,688	2009
	17.395944	8.753721	-49.68%	427,150	2008
	16.559762	17.395944	5.05%	443,447	2007
	16.279198	16.559762	1.72%	441,587	2006
	14.668150	16.279198	10.98%	456,101	2005
	12.394931	14.668150	18.34%	456,544	2004
	9.989064	12.394931	24.09%	423,530	2003
	14.001802	9.989064	-28.66%	352,561	2002
	20.620784	14.001802	-32.10%	269,619	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.878232	11.754996	8.06%	7,959	2010
	10.000000	10.878232	8.78%	4,875	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.957755	11.387689	3.92%	77,407	2010
	10.000000	10.957755	9.58%	40,125	2009*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.903332	12.714444	6.81%	0	2010
	10.180199	11.903332	16.93%	0	2009
	11.082321	10.180199	-8.14%	0	2008
	10.138350	11.082321	9.31%	0	2007
	10.000000	10.138350	1.38%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	13.008435	13.895086	6.82%	0	2010
	11.546625	13.008435	12.66%	0	2009
	11.157043	11.546625	3.49%	0	2008
	10.385312	11.157043	7.43%	0	2007
	10.000000	10.385312	3.85%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.897973	12.709282	28.40%	0	2010
	6.338874	9.897973	56.15%	0	2009
	11.309817	6.338874	-43.95%	0	2008
	11.009999	11.309817	2.72%	0	2007
	10.000000	11.009999	10.10%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.999893	10.287045	14.30%	0	2010
	7.608140	8.999893	18.29%	0	2009
	12.498196	7.608140	-39.13%	0	2008
	11.618503	12.498196	7.57%	0	2007
	10.000000	11.618503	16.19%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.711382	9.460736	22.69%	0	2010
	5.421591	7.711382	42.23%	0	2009
	9.140620	5.421591	-40.69%	0	2008
	10.329601	9.140620	-11.51%	0	2007
	10.000000	10.329601	3.30%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.306644	11.258535	9.24%	0	2010
	8.303672	10.306644	24.12%	0	2009
	11.544721	8.303672	-28.07%	0	2008
	11.020304	11.544721	4.76%	0	2007
	10.000000	11.020304	10.20%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.259588	10.668580	15.22%	0	2010
	7.046167	9.259588	31.41%	0	2009
	11.582675	7.046167	-39.17%	0	2008
	11.403056	11.582675	1.58%	0	2007
	10.000000	11.403056	14.03%	0	2006*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series P (High Yield Series) - Q/NQ	12.605713	14.376416	14.05%	0	2010
	7.385647	12.605713	70.68%	0	2009
	10.676057	7.385647	-30.82%	0	2008
	10.586683	10.676057	0.84%	0	2007
	10.000000	10.586683	5.87%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.011026	13.259810	20.42%	0	2010
	7.147164	11.011026	54.06%	0	2009
	11.779101	7.147164	-39.32%	0	2008
	10.814274	11.779101	8.92%	0	2007
	10.000000	10.814274	8.14%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.883613	12.667010	16.39%	0	2010
	7.653752	10.883613	42.20%	0	2009
	10.829314	7.653752	-29.32%	0	2008
	10.761427	10.829314	0.63%	0	2007
	10.000000	10.761427	7.61%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.526143	9.673906	28.54%	0	2010
	5.634475	7.526143	33.57%	0	2009
	10.806233	5.634475	-47.86%	0	2008
	10.357726	10.806233	4.33%	0	2007
	10.000000	10.357726	3.58%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.220088	9.473569	15.25%	0	2010
	6.242362	8.220088	31.68%	0	2009
	10.040272	6.242362	-37.83%	0	2008
	10.832470	10.040272	-7.31%	0	2007
	10.000000	10.832470	8.32%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.389185	10.383258	10.59%	0	2010
	8.019904	9.389185	17.07%	1,043	2009
	12.973475	8.019904	-38.18%	1,043	2008
	13.950715	12.973475	-7.00%	1,397	2007
	11.641870	13.950715	19.83%	1,397	2006
	11.021817	11.641870	5.63%	1,397	2005
	9.856882	11.021817	11.82%	1,397	2004
	8.070344	9.856882	22.14%	1,408	2003
	10.165320	8.070344	-20.61%	936	2002
	10.000000	10.165320	1.65%	0	2001*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.979215	11.336208	13.60%	0	2010
	8.064666	9.979215	23.74%	273	2009
	13.213334	8.064666	-38.97%	903	2008
	13.103832	13.213334	0.84%	201	2007
	11.460332	13.103832	14.34%	171	2006
	10.863885	11.460332	5.49%	138	2005
	9.825542	10.863885	10.57%	102	2004
	7.925715	9.825542	23.97%	61	2003
	10.187317	7.925715	-22.20%	0	2002
	10.000000	10.187317	1.87%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.551642	0.0551642	4660	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.429972	11.041085	5.86%	11,455	2010
	9.628030	10.429972	8.33%	12,150	2009
	10.852448	9.628030	-11.28%	31,393	2008
	10.416914	10.852448	4.18%	31,194	2007
	10.000000	10.416914	4.17%	12,082	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.714045	38.724157	8.43%	13,256	2010
	27.761196	35.714045	28.65%	15,858	2009
	33.047924	27.761196	-16.00%	16,356	2008
	31.400371	33.047924	5.25%	19,017	2007
	28.681058	31.400371	9.48%	21,341	2006
	25.860301	28.681058	10.91%	24,298	2005
	23.781464	25.860301	8.74%	26,772	2004
	18.824701	23.781464	26.33%	35,783	2003
	17.444590	18.824701	7.91%	19,090	2002
	16.037786	17.444590	8.77%	6,331	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	13.063269	13.640138	4.42%	0	2010
	9.976561	13.063269	30.94%	0	2009
	18.235716	9.976561	-45.29%	0	2008
	16.108182	18.235716	13.21%	0	2007
	13.028664	16.108182	23.64%	0	2006
	11.872350	13.028664	9.74%	0	2005
	10.236551	11.872350	15.98%	0	2004
	8.131339	10.236551	25.89%	0	2003
	10.000000	8.131339	-18.69%	0	2002*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.632505	28.368327	25.34%	42,596	2010
	10.734599	22.632505	110.84%	43,864	2009
	30.824302	10.734599	-65.17%	41,055	2008
	22.680384	30.824302	35.91%	48,777	2007
	16.451145	22.680384	37.87%	45,186	2006
	12.626866	16.451145	30.29%	35,365	2005
	10.000000	12.626866	26.27%	11,650	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.438941	54.437435	25.32%	14,782	2010
	20.624175	43.438941	110.62%	16,239	2009
	59.271173	20.624175	-65.20%	18,660	2008
	43.595964	59.271173	35.96%	20,840	2007
	31.631833	43.595964	37.82%	20,840	2006
	24.254218	31.631833	30.42%	23,000	2005
	19.499977	24.254218	24.38%	25,924	2004
	12.800242	19.499977	52.34%	35,147	2003
	13.343009	12.800242	-4.07%	33,383	2002
	13.755231	13.343009	-3.00%	28,998	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.399871	34.991247	27.71%	44,757	2010
	17.594660	27.399871	55.73%	41,070	2009
	33.038793	17.594660	-46.75%	43,467	2008
	23.011470	33.038793	43.58%	44,970	2007
	18.701377	23.011470	23.05%	39,283	2006
	12.483933	18.701377	49.80%	42,948	2005
	10.000000	12.483933	24.84%	7,858	2004*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	45.534579	58.141223	27.69%	5,529	2010
	29.255507	45.534579	55.64%	6,131	2009
	54.963626	29.255507	-46.77%	6,285	2008
	38.274579	54.963626	43.60%	5,337	2007
	31.116907	38.274579	23.00%	5,026	2006
	20.764275	31.116907	49.86%	5,910	2005
	16.917457	20.764275	22.74%	8,420	2004
	11.826254	16.917457	43.05%	11,128	2003
	12.319065	11.826254	-4.00%	10,590	2002
	13.923943	12.319065	-11.53%	4,054	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.752521	11.934977	11.00%	2,269	2010
	8.565231	10.752521	25.54%	3,231	2009
	13.952914	8.565231	-38.61%	3,568	2008
	12.844957	13.952914	8.63%	3,593	2007
	11.435987	12.844957	12.32%	5,075	2006
	10.643577	11.435987	7.44%	5,200	2005
	9.823331	10.643577	8.35%	5,608	2004
	7.366518	9.823331	33.35%	5,855	2003
	9.739393	7.366518	-24.36%	8,038	2002
	9.827143	9.739393	-0.89%	2,984	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.095791	16.402783	25.25%	16,897	2010
	10.000000	13.095791	30.96%	11,514	2009*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.376095	16.721219	25.01%	6,081	2010
	9.495046	13.376095	40.87%	4,009	2009
	14.965038	9.495046	-36.55%	384	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.308103	12.776476	3.81%	45,045	2010
	11.308735	12.308103	8.84%	41,367	2009
	11.636753	11.308735	-2.82%	50,204	2008
	10.763004	11.636753	8.12%	30,675	2007
	10.728572	10.763004	0.32%	30,435	2006
	10.696844	10.728572	0.30%	34,117	2005
	10.237378	10.696844	4.49%	21,101	2004
	10.000000	10.237378	2.37%	4,708	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.662225	13.145746	12.72%	64,295	2010
	10.000143	11.662225	16.62%	67,731	2009
	15.481418	10.000143	-35.41%	76,401	2008
	15.689047	15.481418	-1.32%	84,398	2007
	13.568544	15.689047	15.63%	88,528	2006
	13.131678	13.568544	3.33%	117,543	2005
	11.768787	13.131678	11.58%	135,858	2004
	9.213262	11.768787	27.74%	121,836	2003
	11.571520	9.213262	-20.38%	100,523	2002
	12.787029	11.571520	-9.51%	97,935	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.897322	14.429237	11.88%	0	2010
	9.763830	12.897322	32.09%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.228588	12.045576	17.76%	12,744	2010
	7.971125	10.228588	28.32%	13,042	2009
	10.670055	7.971125	-25.29%	9,126	2008
	11.060864	10.670055	-3.53%	9,876	2007
	10.000000	11.060864	10.61%	8,159	2006*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.685118	19.808392	12.01%	0	2010
	14.941148	17.685118	18.37%	197,603	2009
	20.663458	14.941148	-27.69%	227,668	2008
	22.059989	20.663458	-6.33%	237,739	2007
	18.826617	22.059989	17.17%	251,184	2006
	18.150582	18.826617	3.72%	286,590	2005
	16.076066	18.150582	12.90%	281,320	2004
	12.623723	16.076066	27.35%	263,877	2003
	14.630021	12.623723	-13.71%	228,356	2002
	13.132406	14.630021	11.40%	119,609	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.076097	13.089237	8.39%	17,685	2010
	10.000000	12.076097	20.76%	23,356	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.101906	11.195883	10.83%	0	2010
	10.000000	10.101906	1.02%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.842517	12.255216	13.03%	1,251	2010
	10.000000	10.842517	8.43%	1,451	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.321501	15.310131	24.26%	24,601	2010
	9.979863	12.321501	23.46%	23,629	2009
	14.628661	9.979863	-31.78%	32,349	2008
	14.912520	14.628661	-1.90%	27,490	2007
	13.198697	14.912520	12.98%	35,084	2006
	12.463747	13.198697	5.90%	44,822	2005
	10.355238	12.463747	20.36%	42,186	2004
	7.610820	10.355238	36.06%	40,717	2003
	10.000000	7.610820	-23.89%	4,678	2002*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.124093	11.478851	13.38%	64,302	2010
	7.664898	10.124093	32.08%	70,949	2009
	11.836884	7.664898	-35.25%	75,518	2008
	11.121665	11.836884	6.43%	86,821	2007
	10.313177	11.121665	7.84%	84,202	2006
	10.078937	10.313177	2.32%	90,214	2005
	9.609681	10.078937	4.88%	94,430	2004
	7.722981	9.609681	24.43%	98,510	2003
	11.006915	7.722981	-29.84%	94,075	2002
	14.397461	11.006915	-23.55%	80,302	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.528882	13.074179	13.40%	312,195	2010
	9.241214	11.528882	24.76%	348,753	2009
	14.888051	9.241214	-37.93%	400,954	2008
	14.324729	14.888051	3.93%	476,566	2007
	12.559128	14.324729	14.06%	528,751	2006
	12.147726	12.559128	3.39%	627,526	2005
	11.118412	12.147726	9.26%	685,929	2004
	8.771190	11.118412	26.76%	690,384	2003
	11.440825	8.771190	-23.33%	639,737	2002
	13.193664	11.440825	-13.29%	482,700	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.723920	14.489599	13.88%	43,051	2010
	10.513296	12.723920	21.03%	55,355	2009
	15.112442	10.513296	-30.43%	65,717	2008
	14.285838	15.112442	5.79%	72,308	2007
	12.419725	14.285838	15.03%	91,803	2006
	12.049000	12.419725	3.08%	104,593	2005
	11.615394	12.049000	3.73%	111,037	2004
	9.707308	11.615394	19.66%	105,615	2003
	11.803122	9.707308	-17.76%	100,218	2002
	13.180436	11.803122	-10.45%	41,832	2001

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	15.304658	15.786778	3.15%	0	2010
	11.833229	15.304658	29.34%	0	2009
	19.118502	11.833229	-38.11%	0	2008
	18.589679	19.118502	2.84%	0	2007
	15.354558	18.589679	21.07%	0	2006
	13.896125	15.354558	10.50%	0	2005
	11.724420	13.896125	18.52%	0	2004
	8.707145	11.724420	34.65%	0	2003
	10.045746	8.707145	-13.33%	0	2002
	10.000000	10.045746	0.46%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.779560	11.370565	29.51%	382	2010
	7.054024	8.779560	24.46%	1,249	2009
	11.446590	7.054024	-38.37%	329	2008
	13.033807	11.446590	-12.18%	247	2007
	12.718851	13.033807	2.48%	200	2006
	12.173228	12.718851	4.48%	166	2005
	11.071695	12.173228	9.95%	137	2004
	8.513692	11.071695	30.05%	165	2003
	10.660185	8.513692	-20.14%	140	2002
	10.000000	10.660185	6.60%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.150425	16.233427	7.15%	132,167	2010
	12.738951	15.150425	18.93%	142,387	2009
	13.914256	12.738951	-8.45%	159,844	2008
	13.371467	13.914256	4.06%	194,933	2007
	13.000205	13.371467	2.86%	222,063	2006
	12.995693	13.000205	0.03%	287,385	2005
	12.700446	12.995693	2.32%	286,687	2004
	12.290233	12.700446	3.34%	296,995	2003
	11.386105	12.290233	7.94%	262,934	2002
	10.675429	11.386105	6.66%	124,780	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.233376	11.392659	11.33%	3,929	2010
	8.346893	10.233376	22.60%	28,731	2009
	11.281660	8.346893	-26.01%	35,705	2008
	10.516049	11.281660	7.28%	18,282	2007
	10.000000	10.516049	5.16%	12,673	2006*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.684552	10.952229	13.09%	19,025	2010
	7.615645	9.684552	27.17%	16,190	2009
	11.461372	7.615645	-33.55%	4,889	2008
	10.536046	11.461372	8.78%	2,470	2007
	10.000000	10.536046	5.36%	891	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.197845	10.536181	14.55%	6,050	2010
	7.088246	9.197845	29.76%	6,050	2009
	11.591849	7.088246	-38.85%	10,852	2008
	10.556199	11.591849	9.81%	1,450	2007
	10.000000	10.556199	5.56%	322	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.811784	20.598557	15.65%	0	2010
	13.295440	17.811784	33.97%	301,448	2009
	23.462203	13.295440	-43.33%	330,130	2008
	20.220546	23.462203	16.03%	335,676	2007
	18.349198	20.220546	10.20%	331,206	2006
	15.901687	18.349198	15.39%	346,445	2005
	13.961332	15.901687	13.90%	294,709	2004
	11.014882	13.961332	26.75%	287,374	2003
	12.315058	11.014882	-10.56%	218,088	2002
	14.231074	12.315058	-13.46%	134,275	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - N	8.850802	10.414615	17.67%	16,597	2010
	6.073480	8.850802	45.73%	16,723	2009
	13.489422	6.073480	-54.98%	13,858	2008
	9.379869	13.489422	43.81%	15,966	2007
	10.000000	9.379869	-6.20%	11,058	2006

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q	14.563801	17.137015	17.67%	15,381	2010
	9.993789	14.563801	45.73%	20,879	2009
	22.196567	9.993789	-54.98%	19,650	2008
	15.434380	22.196567	43.81%	27,911	2007
	13.402323	15.434380	15.16%	5,929	2006

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.017361	14.794276	13.65%	243,676	2010
	10.137667	13.017361	28.41%	264,165	2009
	17.918117	10.137667	-43.42%	296,199	2008
	17.892525	17.918117	0.14%	335,739	2007
	15.088589	17.892525	18.58%	389,128	2006
	14.447194	15.088589	4.44%	457,367	2005
	13.134952	14.447194	9.99%	486,289	2004
	10.214304	13.134952	28.59%	456,979	2003
	12.462000	10.214304	-18.04%	394,171	2002
	13.297371	12.462000	-6.28%	233,532	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.993274	9.760574	22.11%	0	2010
	5.554807	7.993274	43.90%	36,823	2009
	12.517484	5.554807	-55.62%	48,360	2008
	10.302731	12.517484	21.50%	41,226	2007
	9.907573	10.302731	3.99%	39,337	2006
	9.215932	9.907573	7.50%	46,498	2005
	8.717183	9.215932	5.72%	48,091	2004
	6.808058	8.717183	28.04%	47,145	2003
	8.829438	6.808058	-22.89%	43,956	2002
	10.450878	8.829438	-15.51%	34,982	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.540147	12.912423	22.51%	248,831	2010
	8.329103	10.540147	26.55%	290,936	2009
	15.985215	8.329103	-47.89%	329,687	2008
	12.759957	15.985215	25.28%	390,682	2007
	12.106070	12.759957	5.40%	376,449	2006
	11.600743	12.106070	4.36%	465,028	2005
	11.376316	11.600743	1.97%	520,296	2004
	8.676036	11.376316	31.12%	512,193	2003
	12.587267	8.676036	-31.07%	437,183	2002
	15.494279	12.587267	-18.76%	360,054	2001

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.095392	13.591116	12.37%	45,444	2010
	8.519187	12.095392	41.98%	56,726	2009
	11.512518	8.519187	-26.00%	58,049	2008
	11.357330	11.512518	1.37%	74,474	2007
	10.344409	11.357330	9.79%	176,032	2006
	10.217205	10.344409	1.24%	250,848	2005
	9.451656	10.217205	8.10%	168,590	2004
	7.538157	9.451656	25.38%	296,524	2003
	7.367024	7.538157	2.32%	141,069	2002
	8.468211	7.367024	-13.00%	100,355	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.321979	11.585583	12.24%	33,181	2010
	7.262190	10.321979	42.13%	29,669	2009
	9.802731	7.262190	-25.92%	37,032	2008
	10.000000	9.802731	-1.97%	62,424	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.158698	12.928768	6.33%	64,804	2010
	10.644234	12.158698	14.23%	95,560	2009
	11.152038	10.644234	-4.55%	87,163	2008
	10.837555	11.152038	2.90%	88,010	2007
	10.521925	10.837555	3.00%	61,764	2006
	10.437626	10.521925	0.81%	29,380	2005
	10.132142	10.437626	3.01%	20,755	2004
	10.000000	10.132142	1.32%	3,493	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.286425	11.802633	27.10%	86,287	2010
	6.716375	9.286425	38.27%	81,922	2009
	11.243766	6.716375	-40.27%	66,790	2008
	9.859873	11.243766	14.04%	35,942	2007
	10.000000	9.859873	-1.40%	33,652	2006*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.477523	15.038362	11.58%	8,095	2010
	10.794322	13.477523	24.86%	10,057	2009
	19.473097	10.794322	-44.57%	7,090	2008
	16.825747	19.473097	15.73%	7,059	2007
	14.445584	16.825747	16.48%	6,945	2006
	12.295261	14.445584	17.49%	10,421	2005
	10.971102	12.295261	12.07%	12,687	2004
	7.757996	10.971102	41.42%	14,405	2003
	9.862700	7.757996	-21.34%	18,862	2002
	12.687275	9.862700	-22.26%	22,068	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.437646	14.996170	11.60%	26,677	2010
	10.757924	13.437646	24.91%	30,516	2009
	19.411921	10.757924	-44.58%	34,145	2008
	16.770243	19.411921	15.75%	39,853	2007
	14.397587	16.770243	16.48%	35,139	2006
	12.259263	14.397587	17.44%	35,518	2005
	10.938143	12.259263	12.08%	35,022	2004
	7.732121	10.938143	41.46%	28,503	2003
	10.000000	7.732121	-22.68%	12,649	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.860125	14.810348	24.88%	23,141	2010
	7.630562	11.860125	55.43%	22,959	2009
	15.826899	7.630562	-51.79%	25,361	2008
	15.178387	15.826899	4.27%	23,049	2007
	13.227488	15.178387	14.75%	19,227	2006
	13.060805	13.227488	1.28%	17,965	2005
	11.603120	13.060805	12.56%	25,720	2004
	7.446470	11.603120	55.82%	46,172	2003
	10.000000	7.446470	-25.54%	343	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.599753	11.793823	11.27%	40,244	2010
	7.916115	10.599753	33.90%	45,369	2009
	11.396036	7.916115	-30.54%	48,151	2008
	11.123200	11.396036	2.45%	79,035	2007
	10.000000	11.123200	11.23%	85,398	2006*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.168615	16.674194	26.62%	26,409	2010
	10.324935	13.168615	27.54%	25,826	2009
	15.609664	10.324935	-33.86%	10,520	2008
	16.193756	15.609664	-3.61%	14,563	2007
	14.017788	16.193756	15.52%	6,572	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.489692	9.243283	8.88%	10,858	2010
	6.600419	8.489692	28.62%	7,443	2009
	10.000000	6.600419	-34.00%	1,921	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - N	10.806703	12.540702	16.05%	10,650	2010
	6.339102	10.806703	70.48%	10,224	2009
	13.563790	6.339102	-53.26%	6,176	2008
	10.673390	13.563790	27.08%	7,504	2007
	10.000000	10.673390	6.73%	3,305	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q	16.272686	18.883736	16.05%	4,553	2010
	9.545392	16.272686	70.48%	4,485	2009
	20.424312	9.545392	-53.26%	3,369	2008
	16.071961	20.424312	27.08%	15,115	2007
	12.698125	16.071961	26.57%	2,290	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.501577	15.562745	7.32%	0	2010
	10.692415	14.501577	35.62%	0	2009
	18.117537	10.692415	-40.98%	0	2008
	15.846198	18.117537	14.33%	0	2007
	13.185313	15.846198	20.18%	0	2006
	12.085622	13.185313	9.10%	0	2005
	10.295503	12.085622	17.39%	0	2004
	7.865374	10.295503	30.90%	0	2003
	10.000000	7.865374	-21.35%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - N	9.874029	10.570404	7.05%	10,784	2010
	7.288044	9.874029	35.48%	10,970	2009
	12.381680	7.288044	-41.14%	4,298	2008
	10.861562	12.381680	14.00%	543	2007
	10.000000	10.861562	8.62%	0	2006*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q	13.491423	14.442913	7.05%	10,801	2010
	9.958058	13.491423	35.48%	10,101	2009
	16.917785	9.958058	-41.14%	18,131	2008
	14.840751	16.917785	14.00%	11,899	2007
	12.372710	14.840751	19.95%	2,664	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - N	14.087751	15.912142	12.95%	12,648	2010
	12.019967	14.087751	17.20%	15,502	2009
	11.460777	12.019967	4.88%	17,494	2008
	10.453347	11.460777	9.64%	18,644	2007
	10.000000	10.453347	4.53%	4,277	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q	14.716298	16.622077	12.95%	34,049	2010
	12.556261	14.716298	17.20%	29,700	2009
	11.972125	12.556261	4.88%	28,564	2008
	10.919750	11.972125	9.64%	43,684	2007
	9.799086	10.919750	11.44%	4,570	2006

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.314608	3.15%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.289892	12.90%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.781652	10.015170	14.05%	0	2010
	7.344636	8.781652	19.57%	0	2009
	12.933707	7.344636	-43.21%	0	2008
	11.693494	12.933707	10.61%	0	2007
	11.139336	11.693494	4.97%	0	2006
	10.364154	11.139336	7.48%	0	2005
	9.843128	10.364154	5.29%	0	2004
	7.695812	9.843128	27.90%	0	2003
	10.302704	7.695812	-25.30%	0	2002
	10.000000	10.302704	3.03%	0	2001*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.047315	10.292801	13.77%	2,728	2010
	7.589445	9.047315	19.21%	3,151	2009
	13.395769	7.589445	-43.34%	2,752	2008
	12.141679	13.395769	10.33%	1,167	2007
	11.592668	12.141679	4.74%	743	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.689827	13.676173	16.99%	1,221	2010
	8.337056	11.689827	40.22%	575	2009
	15.968485	8.337056	-47.79%	808	2008
	14.628656	15.968485	9.16%	2,953	2007
	12.741948	14.628656	14.81%	522	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	12.257965	13.261497	8.19%	0	2010
	9.675244	12.257965	26.69%	0	2009
	14.025385	9.675244	-31.02%	0	2008
	13.137561	14.025385	6.76%	1,800	2007
	11.399400	13.137561	15.25%	2,871	2006
	10.961001	11.399400	4.00%	0	2005
	10.186163	10.961001	7.61%	0	2004
	8.290454	10.186163	22.87%	0	2003
	9.945243	8.290454	-16.64%	0	2002
	10.000000	9.945243	-0.55%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.483045	10.900007	3.98%	0	2010
	8.314688	10.483045	26.08%	0	2009
	11.796042	8.314688	-29.51%	0	2008
	10.680037	11.796042	10.45%	0	2007
	10.000000	10.680037	6.80%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.446471	9.801736	16.05%	0	2010
	6.503145	8.446471	29.88%	0	2009
	11.897525	6.503145	-45.34%	0	2008
	12.755518	11.897525	-6.73%	0	2007
	10.000000	12.755518	27.56%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.792972	18.716336	11.45%	0	2010
	12.574092	16.792972	33.55%	0	2009
	21.357862	12.574092	-41.13%	0	2008
	18.854342	21.357862	13.28%	0	2007*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.735727	23.326248	7.32%	23,233	2010
	10.000000	21.735727	23.48%	13,628	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.246199	9.722280	5.15%	238,312	2010
	6.412493	9.246199	44.19%	263,267	2009
	11.660629	6.412493	-45.01%	282,050	2008
	8.642729	11.660629	34.92%	353,072	2007
	8.020653	8.642729	7.76%	277,188	2006
	7.215824	8.020653	11.15%	316,296	2005
	6.194175	7.215824	16.49%	344,464	2004
	5.216955	6.194175	18.73%	346,436	2003
	6.283990	5.216955	-16.98%	327,987	2002
	8.141323	6.283990	-22.81%	263,082	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.430163	15.284365	22.96%	47,543	2010
	8.012683	12.430163	55.13%	46,651	2009
	14.462923	8.012683	-44.60%	56,942	2008
	12.029938	14.462923	20.22%	68,040	2007
	11.285722	12.029938	6.59%	62,957	2006
	10.265417	11.285722	9.94%	67,468	2005
	10.309227	10.265417	-0.42%	67,091	2004
	7.095326	10.309227	45.30%	57,974	2003
	10.000000	7.095326	-29.05%	34,591	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.077032	5.008333	22.84%	72,394	2010
	2.631430	4.077032	54.94%	76,526	2009
	4.756180	2.631430	-44.67%	94,056	2008
	3.957908	4.756180	20.17%	105,708	2007
	3.716911	3.957908	6.48%	95,520	2006
	3.374104	3.716911	10.16%	113,689	2005
	3.397584	3.374104	-0.69%	129,250	2004
	2.348897	3.397584	44.65%	156,825	2003
	4.027049	2.348897	-41.67%	187,497	2002
	6.506406	4.027049	-38.11%	202,292	2001

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.038282	29.679736	23.47%	97,785	2010
	13.593655	24.038282	76.83%	120,311	2009
	28.805444	13.593655	-52.81%	115,300	2008
	22.777550	28.805444	26.46%	140,866	2007
	15.722944	22.777550	44.87%	131,466	2006
	12.060003	15.722944	30.37%	118,200	2005
	10.287726	12.060003	17.23%	123,216	2004
	7.742909	10.287726	32.87%	109,924	2003
	10.000000	7.742909	-22.57%	66,397	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.042580	17.336409	23.46%	66,101	2010
	7.941109	14.042580	76.83%	74,550	2009
	16.834173	7.941109	-52.83%	87,666	2008
	13.317081	16.834173	26.41%	96,874	2007
	9.196737	13.317081	44.80%	92,836	2006
	7.058336	9.196737	30.30%	115,020	2005
	6.022291	7.058336	17.20%	130,167	2004
	4.533041	6.022291	32.85%	149,786	2003
	6.183160	4.533041	-26.69%	182,412	2002
	8.178071	6.183160	-24.39%	231,809	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.831936	14.424564	21.91%	13,035	2010
	9.456972	11.831936	25.11%	12,321	2009
	14.338267	9.456972	-34.04%	18,219	2008
	14.173021	14.338267	1.17%	20,354	2007
	12.283381	14.173021	15.38%	21,598	2006
	11.389202	12.283381	7.85%	50,368	2005
	10.000000	11.389202	13.89%	15,047	2004*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.014934	14.293898	9.83%	24,137	2010
	10.763214	13.014934	20.92%	26,791	2009
	16.205840	10.763214	-33.58%	12,636	2008
	15.253770	16.205840	6.24%	18,017	2007
	12.817901	15.253770	19.00%	20,888	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.753310	7.53%	79	2010*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.170049	10.573700	3.97%	71,008	2010
	9.087672	10.170049	11.91%	31,801	2009
	10.630241	9.087672	-14.51%	49,097	2008
	10.275244	10.630241	3.45%	50,664	2007
	9.985363	10.275244	2.90%	20,895	2006
	9.967544	9.985363	0.18%	16,485	2005
	10.015684	9.967544	-0.48%	15,587	2004
	10.000000	10.015684	0.16%	2,465	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.799827	10.394092	18.12%	1,576	2010
	7.259416	8.799827	21.22%	0	2009
	12.145853	7.259416	-40.23%	0	2008
	12.237442	12.145853	-0.75%	0	2007
	11.773573	12.237442	3.94%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.534933	13.994219	21.32%	5,309	2010
	8.887810	11.534933	29.78%	4,442	2009
	14.862813	8.887810	-40.20%	1,865	2008
	13.987076	14.862813	6.26%	23,476	2007
	12.456727	13.987076	12.29%	8,424	2006
	11.804504	12.456727	5.53%	1,097	2005
	10.552559	11.804504	11.86%	702	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.721715	7.915339	17.76%	29,217	2010
	5.099795	6.721715	31.80%	36,175	2009
	8.425771	5.099795	-39.47%	39,746	2008
	7.137919	8.425771	18.04%	42,497	2007
	6.808112	7.137919	4.84%	57,963	2006
	6.473239	6.808112	5.17%	68,394	2005
	6.060807	6.473239	6.80%	86,860	2004
	4.623680	6.060807	31.08%	91,107	2003
	6.568981	4.623680	-29.61%	77,513	2002
	9.257262	6.568981	-29.04%	65,238	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.459482	13.960429	12.05%	258,742	2010
	10.000000	12.459482	24.59%	0	2009*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.273251	10.257868	10.62%	31,736	2010
	7.609027	9.273251	21.87%	48,927	2009
	10.972607	7.609027	-30.65%	27,205	2008
	10.469308	10.972607	4.81%	20,697	2007
	10.000000	10.469308	4.69%	18,941	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.475482	10.964216	4.67%	19,823	2010
	9.458857	10.475482	10.75%	19,636	2009
	10.627782	9.458857	-11.00%	28,519	2008
	10.451366	10.627782	1.69%	26,252	2007
	10.000000	10.451366	4.51%	7,256	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.288170	11.307734	9.91%	42,011	2010
	7.357433	10.288170	39.83%	51,774	2009
	12.142021	7.357433	-39.41%	46,963	2008
	10.752059	12.142021	12.93%	27,566	2007
	10.000000	10.752059	7.52%	12,812	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.573945	10.007247	16.72%	52,973	2010
	6.256195	8.573945	37.05%	46,869	2009
	11.356722	6.256195	-44.91%	37,104	2008
	10.278312	11.356722	10.49%	24,428	2007
	10.000000	10.278312	2.78%	16,852	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.742763	8.485198	9.59%	7,100	2010
	5.999507	7.742763	29.06%	3,625	2009
	9.809470	5.999507	-38.84%	2,448	2008
	10.000000	9.809470	-1.91%	31	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.470945	17.287312	11.74%	21,709	2010
	10.730712	15.470945	44.17%	24,225	2009
	15.090339	10.730712	-28.89%	26,958	2008
	14.817911	15.090339	1.84%	40,895	2007
	13.566462	14.817911	9.22%	51,334	2006
	13.418308	13.566462	1.10%	76,705	2005
	12.342012	13.418308	8.72%	224,772	2004
	10.221629	12.342012	20.74%	131,774	2003
	10.027593	10.221629	1.94%	84,692	2002
	9.744373	10.027593	2.91%	33,050	2001

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.912792	13.312097	11.75%	67,886	2010
	8.258152	11.912792	44.25%	66,799	2009
	11.630759	8.258152	-29.00%	53,405	2008
	11.417078	11.630759	1.87%	75,474	2007
	10.453271	11.417078	9.22%	98,309	2006
	10.000000	10.453271	4.53%	82,780	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.762224	8.861580	14.16%	123,383	2010
	5.138900	7.762224	51.05%	151,913	2009
	10.000000	5.138900	-48.61%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.957915	9.711597	22.04%	22,264	2010
	6.126637	7.957915	29.89%	32,989	2009
	10.000000	6.126637	-38.73%	38,120	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.113295	9.210181	13.52%	11,213	2010
	6.359322	8.113295	27.58%	11,213	2009
	10.000000	6.359322	-36.41%	11,213	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.373787	10.219895	9.03%	54,087	2010
	7.922177	9.373787	18.32%	13,232	2009
	10.000000	7.922177	-20.78%	0	2008*

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.827775	9.797479	10.98%	1,378	2010
	7.199765	8.827775	22.61%	4,545	2009
	10.000000	7.199765	-28.00%	4,545	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.126015	10.679483	5.47%	12,829	2010
	9.072864	10.126015	11.61%	12,696	2009
	10.000000	9.072864	-9.27%	10,991	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.101202	10.009410	9.98%	18,051	2010
	7.557700	9.101202	20.42%	17,597	2009
	10.000000	7.557700	-24.42%	18,109	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.545465	9.561977	11.90%	23,590	2010
	6.836576	8.545465	25.00%	696	2009
	10.000000	6.836576	-31.63%	14,626	2008*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.648048	10.388154	7.67%	32,390	2010
	8.302301	9.648048	16.21%	23,499	2009
	10.000000	8.302301	-16.98%	32,744	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.594362	11.200187	5.72%	11,397	2010
	9.862143	10.594362	7.42%	21,260	2009
	10.000000	9.862143	-1.38%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.321157	12.086780	6.76%	884	2010
	9.846106	11.321157	14.98%	1,593	2009
	10.000000	9.846106	-1.54%	939	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.651951	25.987329	14.72%	1,765	2010
	14.045719	22.651951	61.27%	1,814	2009
	33.675844	14.045719	-58.29%	3,486	2008
	23.426504	33.675844	43.75%	971	2007
	17.351085	23.426504	35.01%	960	2006
	13.246644	17.351085	30.98%	1,404	2005
	11.109704	13.246644	19.23%	1,528	2004
	6.807349	11.109704	63.20%	1,859	2003
	8.132085	6.807349	-16.29%	2,834	2002
	8.685889	8.132085	-6.38%	3,140	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.951644	28.635227	14.76%	37,657	2010
	15.455536	24.951644	61.44%	45,136	2009
	37.115561	15.455536	-58.36%	31,746	2008
	25.824796	37.115561	43.72%	50,703	2007
	19.137690	25.824796	34.94%	45,155	2006
	14.608663	19.137690	31.00%	64,124	2005
	12.250675	14.608663	19.25%	19,716	2004
	7.508471	12.250675	63.16%	12,967	2003
	10.000000	7.508471	-24.92%	3,816	2002*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.438298	15.974347	3.47%	218,062	2010
	15.224418	15.438298	1.40%	251,593	2009
	14.312279	15.224418	6.37%	330,865	2008
	13.526164	14.312279	5.81%	349,436	2007
	13.254058	13.526164	2.05%	323,650	2006
	12.997203	13.254058	1.98%	372,513	2005
	12.745923	12.997203	1.97%	398,348	2004
	12.654152	12.745923	0.73%	462,915	2003
	11.546116	12.654152	9.60%	517,189	2002
	10.902126	11.546116	5.91%	228,589	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.637128	11.900361	11.88%	366	2010
	8.303713	10.637128	28.10%	377	2009
	15.588521	8.303713	-46.73%	518	2008
	12.416347	15.588521	25.55%	528	2007
	9.455883	12.416347	31.31%	545	2006
	7.353676	9.455883	28.59%	631	2005
	6.521138	7.353676	12.77%	631	2004
	4.869101	6.521138	33.93%	1,026	2003
	6.496891	4.869101	-25.05%	1,789	2002
	9.221767	6.496891	-29.55%	1,956	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.954039	18.963951	11.86%	25,123	2010
	13.240088	16.954039	28.05%	26,907	2009
	24.847742	13.240088	-46.72%	37,412	2008
	19.790909	24.847742	25.55%	22,707	2007
	15.073720	19.790909	31.29%	18,837	2006
	11.725727	15.073720	28.55%	11,723	2005
	10.383768	11.725727	12.92%	8,412	2004
	7.769802	10.383768	33.64%	7,007	2003
	10.000000	7.769802	-22.30%	2,276	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.381156	8.888768	6.06%	12,379	2010
	6.599237	8.381156	27.00%	13,954	2009
	11.743033	6.599237	-43.80%	16,389	2008
	10.871766	11.743033	8.01%	5,859	2007
	10.000000	10.871766	8.72%	5,222	2006*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.174286	13.780903	13.20%	198,223	2010
	9.691703	12.174286	25.62%	245,356	2009
	15.540025	9.691703	-37.63%	252,852	2008
	14.852830	15.540025	4.63%	254,600	2007
	12.869465	14.852830	15.41%	243,540	2006
	12.074239	12.869465	6.59%	241,502	2005
	10.723013	12.074239	12.60%	282,842	2004
	8.234496	10.723013	30.22%	232,694	2003
	10.000000	8.234496	-17.66%	181,704	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.542944	12.517421	8.44%	4,053	2010
	10.000000	11.542944	15.43%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.102502	13.389091	10.63%	4,114	2010
	10.000000	12.102502	21.03%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.170443	12.726522	4.57%	91,673	2010
	11.298120	12.170443	7.72%	86,947	2009
	12.174397	11.298120	-7.20%	99,598	2008
	11.699753	12.174397	4.06%	110,017	2007
	11.159571	11.699753	4.84%	99,388	2006
	10.938716	11.159571	2.02%	101,459	2005
	10.584735	10.938716	3.34%	95,702	2004
	9.933326	10.584735	6.56%	136,753	2003
	10.000000	9.933326	-0.67%	148,245	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.336608	13.512010	9.53%	507,283	2010
	10.486186	12.336608	17.65%	500,652	2009
	13.826087	10.486186	-24.16%	456,496	2008
	13.252053	13.826087	4.33%	551,393	2007
	12.051166	13.252053	9.96%	588,137	2006
	11.584213	12.051166	4.03%	598,317	2005
	10.709575	11.584213	8.17%	587,773	2004
	9.033690	10.709575	18.55%	529,324	2003
	10.000000	9.033690	-9.66%	221,559	2002*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.401149	13.817929	11.42%	267,450	2010
	10.095565	12.401149	22.84%	218,247	2009
	14.901132	10.095565	-32.25%	275,027	2008
	14.216422	14.901132	4.82%	420,882	2007
	12.568358	14.216422	13.11%	373,369	2006
	11.886380	12.568358	5.74%	353,054	2005
	10.738253	11.886380	10.69%	353,924	2004
	8.586354	10.738253	25.06%	265,215	2003
	10.000000	8.586354	-14.14%	205,356	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.410250	13.298880	7.16%	91,669	2010
	10.969951	12.410250	13.13%	75,828	2009
	13.076032	10.969951	-16.11%	89,482	2008
	12.509474	13.076032	4.53%	136,992	2007
	11.683322	12.509474	7.07%	156,603	2006
	11.322864	11.683322	3.18%	184,405	2005
	10.700165	11.322864	5.82%	229,100	2004
	9.530058	10.700165	12.28%	196,187	2003
	10.000000	9.530058	-4.70%	53,313	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.295780	27.786191	24.63%	63,921	2010
	16.509748	22.295780	35.05%	79,168	2009
	26.314008	16.509748	-37.26%	101,850	2008
	24.775941	26.314008	6.21%	107,140	2007
	22.830881	24.775941	8.52%	112,303	2006
	20.623786	22.830881	10.70%	120,523	2005
	18.045837	20.623786	14.29%	130,003	2004
	13.571367	18.045837	32.97%	123,001	2003
	16.226571	13.571367	-16.36%	105,442	2002
	16.650563	16.226571	-2.55%	50,539	2001

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.969960	11.820354	-1.25%	305,840	2010
	12.116391	11.969960	-1.21%	358,399	2009
	12.022852	12.116391	0.78%	711,188	2008
	11.619013	12.022852	3.48%	355,252	2007
	11.255765	11.619013	3.23%	330,512	2006
	11.101653	11.255765	1.39%	235,667	2005
	11.151696	11.101653	-0.45%	233,593	2004
	11.222643	11.151696	-0.63%	243,695	2003
	11.228670	11.222643	-0.05%	356,268	2002
	10.976083	11.228670	2.30%	205,398	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.052787	16.438470	9.21%	60,921	2010
	12.255431	15.052787	22.83%	116,800	2009
	15.005176	12.255431	-18.33%	60,887	2008
	14.524404	15.005176	3.31%	68,884	2007
	14.029010	14.524404	3.53%	58,541	2006
	13.903003	14.029010	0.91%	68,428	2005
	13.215501	13.903003	5.20%	67,964	2004
	11.936481	13.215501	10.72%	65,860	2003
	11.274938	11.936481	5.87%	63,148	2002
	10.959378	11.274938	2.88%	21,381	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.465073	15.176699	12.71%	0	2010
	10.000000	13.465073	34.65%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.205050	9.239879	12.61%	108,431	2010
	6.088932	8.205050	34.75%	134,599	2009
	10.000000	6.088932	-39.11%	29,706	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.176301	15.902767	4.79%	8,667	2010
	11.836579	15.176301	28.22%	7,913	2009
	22.335425	11.836579	-47.01%	17,393	2008
	21.975505	22.335425	1.64%	21,571	2007
	18.129148	21.975505	21.22%	16,252	2006
	16.383193	18.129148	10.66%	11,750	2005
	13.795416	16.383193	18.76%	6,687	2004
	10.000000	13.795416	37.95%	1,271	2003*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.088157	9.225932	14.07%	46,405	2010
	6.311220	8.088157	28.16%	23,145	2009
	10.000000	6.311220	-36.89%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.427486	0.0427486	17023	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.920878	8.818891	11.34%	9,448	2010
	6.295437	7.920878	25.82%	11,890	2009
	10.000000	6.295437	-37.05%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.816992	9.789588	25.23%	198,466	2010
	6.227072	7.816992	25.53%	235,720	2009
	10.000000	6.227072	-37.73%	11,982	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.633805	10.199792	18.14%	174,383	2010
	6.701262	8.633805	28.84%	191,664	2009
	10.000000	6.701262	-32.99%	21,663	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.382047	14.100206	23.88%	49,034	2010
	9.042865	11.382047	25.87%	55,246	2009
	17.091260	9.042865	-47.09%	57,904	2008
	15.771065	17.091260	8.37%	64,080	2007
	15.473935	15.771065	1.92%	66,061	2006
	14.496373	15.473935	6.74%	82,280	2005
	12.943374	14.496373	12.00%	89,426	2004
	9.762003	12.943374	32.59%	87,954	2003
	14.818626	9.762003	-34.12%	61,716	2002
	16.831886	14.818626	-11.96%	32,915	2001

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.811790	32.270762	25.02%	63,024	2010
	20.709509	25.811790	24.64%	72,533	2009
	30.910484	20.709509	-33.00%	83,415	2008
	33.621951	30.910484	-8.06%	84,497	2007
	29.026603	33.621951	15.83%	102,490	2006
	28.516666	29.026603	1.79%	130,563	2005
	24.618843	28.516666	15.83%	161,594	2004
	15.893715	24.618843	54.90%	156,508	2003
	22.097595	15.893715	-28.07%	126,976	2002
	17.445777	22.097595	26.66%	59,935	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.728813	28.127878	23.75%	79,120	2010
	17.086989	22.728813	33.02%	89,786	2009
	27.994447	17.086989	-38.96%	101,363	2008
	27.758912	27.994447	0.85%	119,002	2007
	25.089017	27.758912	10.64%	128,273	2006
	22.619557	25.089017	10.92%	148,899	2005
	19.244942	22.619557	17.54%	143,461	2004
	13.820149	19.244942	39.25%	137,717	2003
	16.928867	13.820149	-18.36%	120,982	2002
	18.376589	16.928867	-7.88%	74,999	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.827787	12.130640	12.03%	114,422	2010
	8.695593	10.827787	24.52%	111,320	2009
	15.066968	8.695593	-42.29%	120,988	2008
	14.104765	15.066968	6.82%	136,605	2007
	12.569807	14.104765	12.21%	129,158	2006
	11.846853	12.569807	6.10%	155,396	2005
	10.930890	11.846853	8.38%	181,231	2004
	8.680809	10.930890	25.92%	208,331	2003
	10.636664	8.680809	-18.39%	216,256	2002
	12.216049	10.636664	-12.93%	182,849	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.234189	9.299999	28.56%	145,659	2010
	5.599255	7.234189	29.20%	182,980	2009
	10.000000	5.599255	-44.01%	6,855	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.429293	10.548150	1.14%	5,546	2010
	9.860285	10.429293	5.77%	6,556	2009
	10.000000	9.860285	-1.40%	2,070	2008*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.168676	14.494393	10.07%	3,098	2010
	10.667936	13.168676	23.44%	4,088	2009
	19.409873	10.667936	-45.04%	4,606	2008
	16.394468	19.409873	18.39%	5,207	2007
	13.188122	16.394468	24.31%	6,111	2006
	11.190533	13.188122	17.85%	6,284	2005
	9.797330	11.190533	14.22%	7,227	2004
	7.291847	9.797330	34.36%	8,259	2003
	9.897097	7.291847	-26.32%	8,840	2002
	12.345376	9.897097	-19.83%	6,043	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.241791	20.060705	9.97%	5,129	2010
	14.778347	18.241791	23.44%	5,902	2009
	26.881481	14.778347	-45.02%	10,698	2008
	22.697336	26.881481	18.43%	7,358	2007
	18.268429	22.697336	24.24%	6,249	2006
	15.501292	18.268429	17.85%	6,949	2005
	13.571411	15.501292	14.22%	6,561	2004
	10.000000	13.571411	35.71%	4,766	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.950830	13.914433	7.44%	581,276	2010
	10.000000	12.950830	29.51%	226	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.925473	13.574005	5.02%	14,822	2010
	10.000000	12.925473	29.25%	21,647	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.688060	12.219243	14.33%	29,685	2010
	8.419634	10.688060	26.94%	28,493	2009
	13.532052	8.419634	-37.78%	36,143	2008
	14.014970	13.532052	-3.45%	48,616	2007
	12.244340	14.014970	14.46%	39,024	2006
	11.893755	12.244340	2.95%	38,174	2005
	10.250526	11.893755	16.03%	53,162	2004
	7.897653	10.250526	29.79%	33,208	2003
	10.684106	7.897653	-26.08%	24,130	2002
	12.317063	10.684106	-13.26%	20,316	2001

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.325754	15.478999	8.05%	0	2010
	10.038225	14.325754	42.71%	179,806	2009
	18.658710	10.038225	-46.20%	200,272	2008
	16.553915	18.658710	12.71%	226,679	2007
	15.528631	16.553915	6.60%	257,589	2006
	14.961776	15.528631	3.79%	316,113	2005
	14.168379	14.961776	5.60%	340,549	2004
	10.957031	14.168379	29.31%	341,323	2003
	15.170607	10.957031	-27.77%	318,624	2002
	17.574219	15.170607	-13.68%	227,087	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.807297	21.539219	14.53%	95,225	2010
	13.633328	18.807297	37.95%	101,315	2009
	23.085020	13.633328	-40.94%	117,620	2008
	21.985482	23.085020	5.00%	138,831	2007
	18.916877	21.985482	16.22%	120,279	2006
	16.753552	18.916877	12.91%	162,211	2005
	14.233382	16.753552	17.71%	126,497	2004
	10.000000	14.233382	42.33%	71,329	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.862818	13.584878	14.52%	63,726	2010
	8.594707	11.862818	38.02%	77,621	2009
	14.551844	8.594707	-40.94%	90,846	2008
	13.861145	14.551844	4.98%	119,613	2007
	11.926147	13.861145	16.22%	140,962	2006
	10.565033	11.926147	12.88%	172,518	2005
	8.978200	10.565033	17.67%	197,011	2004
	6.356923	8.978200	41.23%	249,535	2003
	8.267491	6.356923	-23.11%	305,448	2002
	9.518646	8.267491	-13.14%	198,296	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.499491	2.830723	13.25%	4,238	2010
	1.996897	2.499491	25.17%	9,630	2009
	9.580103	1.996897	-79.16%	4,161	2008
	10.000000	9.580103	-4.20%	0	2007

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.704523	3.066341	13.38%	404	2010
	2.185467	2.704523	23.75%	478	2009
	10.377086	2.185467	-78.94%	478	2008
	10.519855	10.377086	-1.36%	1,058	2007
	10.000000	10.519855	5.20%	404	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.940024	13.690128	14.66%	122,772	2010
	9.425201	11.940024	26.68%	141,055	2009
	15.512276	9.425201	-39.24%	153,631	2008
	15.044165	15.512276	3.11%	176,126	2007
	13.244102	15.044165	13.59%	214,693	2006
	12.654982	13.244102	4.66%	223,492	2005
	11.707682	12.654982	8.09%	258,516	2004
	9.355937	11.707682	25.14%	257,239	2003
	11.667724	9.355937	-19.81%	243,101	2002
	13.152642	11.667724	-11.29%	154,996	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.122488	9.898460	21.86%	27,379	2010
	5.995323	8.122488	35.48%	34,262	2009
	9.765612	5.995323	-38.61%	41,101	2008
	10.011018	9.765612	-2.45%	17,759	2007
	10.000000	10.011018	0.11%	12,350	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.403177	14.353550	25.87%	125,749	2010
	8.708048	11.403177	30.95%	133,595	2009
	17.313969	8.708048	-49.71%	138,335	2008
	16.490117	17.313969	5.00%	146,162	2007
	16.218926	16.490117	1.67%	161,577	2006
	14.621223	16.218926	10.93%	185,676	2005
	12.361526	14.621223	18.28%	193,840	2004
	9.967175	12.361526	24.02%	191,993	2003
	13.978216	9.967175	-28.69%	160,612	2002
	20.596567	13.978216	-32.13%	108,373	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.874552	11.745076	8.01%	2,081	2010
	10.000000	10.874552	8.75%	2,946	2009*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.954048	11.378072	3.87%	22,905	2010
	10.000000	10.954048	9.54%	19,833	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.881741	12.684960	6.76%	0	2010
	10.166878	11.881741	16.87%	0	2009
	11.073425	10.166878	-8.19%	0	2008
	10.135369	11.073425	9.26%	0	2007
	10.000000	10.135369	1.35%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.984838	13.862866	6.76%	0	2010
	11.531516	12.984838	12.60%	0	2009
	11.148087	11.531516	3.44%	0	2008
	10.382258	11.148087	7.38%	0	2007
	10.000000	10.382258	3.82%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.880140	12.679958	28.34%	0	2010
	6.330660	9.880140	56.07%	0	2009
	11.300887	6.330660	-43.98%	0	2008
	11.006899	11.300887	2.67%	0	2007
	10.000000	11.006899	10.07%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.983675	10.263320	14.24%	0	2010
	7.598272	8.983675	18.23%	0	2009
	12.488321	7.598272	-39.16%	0	2008
	11.615234	12.488321	7.52%	0	2007
	10.000000	11.615234	16.15%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.697481	9.438912	22.62%	0	2010
	5.414553	7.697481	42.16%	0	2009
	9.133395	5.414553	-40.72%	0	2008
	10.326692	9.133395	-11.56%	0	2007
	10.000000	10.326692	3.27%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.288057	11.232553	9.18%	0	2010
	8.292904	10.288057	24.06%	0	2009
	11.535600	8.292904	-28.11%	0	2008
	11.017210	11.535600	4.71%	0	2007
	10.000000	11.017210	10.17%	0	2006*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.242888	10.643943	15.16%	0	2010
	7.037023	9.242888	31.35%	0	2009
	11.573519	7.037023	-39.20%	0	2008
	11.399845	11.573519	1.52%	0	2007
	10.000000	11.399845	14.00%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.583027	14.343278	13.99%	0	2010
	7.376075	12.583027	70.59%	0	2009
	10.667618	7.376075	-30.86%	0	2008
	10.583702	10.667618	0.79%	0	2007
	10.000000	10.583702	5.84%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.991151	13.229193	20.36%	0	2010
	7.137877	10.991151	53.98%	0	2009
	11.769787	7.137877	-39.35%	0	2008
	10.811230	11.769787	8.87%	0	2007
	10.000000	10.811230	8.11%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.863984	12.637767	16.33%	0	2010
	7.643819	10.863984	42.13%	0	2009
	10.820751	7.643819	-29.36%	0	2008
	10.758396	10.820751	0.58%	0	2007
	10.000000	10.758396	7.58%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.512565	9.651579	28.47%	0	2010
	5.627160	7.512565	33.51%	0	2009
	10.797685	5.627160	-47.89%	0	2008
	10.354803	10.797685	4.28%	0	2007
	10.000000	10.354803	3.55%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.205251	9.451690	15.19%	0	2010
	6.234253	8.205251	31.62%	0	2009
	10.032335	6.234253	-37.86%	0	2008
	10.829422	10.032335	-7.36%	0	2007
	10.000000	10.829422	8.29%	0	2006*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.350625	10.335388	10.53%	771	2010
	7.991015	9.350625	17.01%	771	2009
	12.933324	7.991015	-38.21%	1,905	2008
	13.914630	12.933324	-7.05%	10,069	2007
	11.617619	13.914630	19.77%	8,301	2006
	11.004401	11.617619	5.57%	8,526	2005
	9.846293	11.004401	11.76%	8,833	2004
	8.065749	9.846293	22.08%	9,241	2003
	10.164684	8.065749	-20.65%	6,899	2002
	10.000000	10.164684	1.65%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.938271	11.284007	13.54%	2,575	2010
	8.035626	9.938271	23.68%	625	2009
	13.172456	8.035626	-39.00%	1,069	2008
	13.069942	13.172456	0.78%	2,510	2007
	11.436462	13.069942	14.28%	2,432	2006
	10.846731	11.436462	5.44%	2,483	2005
	9.814986	10.846731	10.51%	2,358	2004
	7.921201	9.814986	23.91%	2,404	2003
	10.186682	7.921201	-22.24%	1,377	2002
	10.000000	10.186682	1.87%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.548103	0.0548103	1179	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.410626	11.015043	5.81%	11,766	2010
	9.615032	10.410626	8.27%	12,032	2009
	10.843289	9.615032	-11.33%	31,629	2008
	10.413414	10.843289	4.13%	22,317	2007
	10.000000	10.413414	4.13%	9,189	2006*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.509855	38.483287	8.37%	3,144	2010
	27.616445	35.509855	28.58%	3,375	2009
	32.892265	27.616445	-16.04%	4,732	2008
	31.268369	32.892265	5.19%	5,860	2007
	28.574908	31.268369	9.43%	8,825	2006
	25.777598	28.574908	10.85%	16,848	2005
	23.717411	25.777598	8.69%	18,192	2004
	18.783491	23.717411	26.27%	28,209	2003
	17.415214	18.783491	7.86%	15,757	2002
	16.018934	17.415214	8.72%	6,225	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	13.012625	13.580394	4.36%	0	2010
	9.942920	13.012625	30.87%	0	2009
	18.183456	9.942920	-45.32%	0	2008
	16.070189	18.183456	13.15%	0	2007
	13.004495	16.070189	23.57%	0	2006
	11.856303	13.004495	9.68%	0	2005
	10.227893	11.856303	15.92%	0	2004
	8.128587	10.227893	25.83%	0	2003
	10.000000	8.128587	-18.71%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.567734	28.272856	25.28%	8,922	2010
	10.709286	22.567734	110.73%	10,240	2009
	30.767280	10.709286	-65.19%	17,534	2008
	22.649945	30.767280	35.84%	27,811	2007
	16.437358	22.649945	37.80%	20,932	2006
	12.622652	16.437358	30.22%	16,201	2005
	10.000000	12.622652	26.23%	14,663	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.190476	54.098716	25.26%	3,261	2010
	20.516561	43.190476	110.52%	3,510	2009
	58.991911	20.516561	-65.22%	3,743	2008
	43.412632	58.991911	35.89%	7,521	2007
	31.514704	43.412632	37.75%	8,531	2006
	24.176597	31.514704	30.35%	8,665	2005
	19.447415	24.176597	24.32%	11,715	2004
	12.772187	19.447415	52.26%	16,993	2003
	13.320519	12.772187	-4.12%	15,878	2002
	13.739047	13.320519	-3.05%	15,600	2001

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.321439	34.873436	27.64%	14,488	2010
	17.553176	27.321439	55.65%	14,443	2009
	32.977627	17.553176	-46.77%	11,984	2008
	22.980567	32.977627	43.50%	14,033	2007
	18.685701	22.980567	22.98%	9,405	2006
	12.479763	18.685701	49.73%	12,272	2005
	10.000000	12.479763	24.80%	1,642	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	45.274087	57.779398	27.62%	1,237	2010
	29.102885	45.274087	55.57%	1,255	2009
	54.704654	29.102885	-46.80%	1,973	2008
	38.113622	54.704654	43.53%	2,205	2007
	31.001698	38.113622	22.94%	1,443	2006
	20.697822	31.001698	49.78%	1,827	2005
	16.871845	20.697822	22.68%	1,872	2004
	11.800336	16.871845	42.98%	1,907	2003
	12.298301	11.800336	-4.05%	2,125	2002
	13.907561	12.298301	-11.57%	4,057	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.695577	11.865771	10.94%	10,642	2010
	8.524185	10.695577	25.47%	14,976	2009
	13.893106	8.524185	-38.64%	20,730	2008
	12.796409	13.893106	8.57%	26,422	2007
	11.398511	12.796409	12.26%	27,709	2006
	10.614044	11.398511	7.39%	41,831	2005
	9.801030	10.614044	8.30%	43,058	2004
	7.353509	9.801030	33.28%	45,832	2003
	9.727116	7.353509	-24.40%	43,267	2002
	9.819759	9.727116	-0.94%	15,395	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.091373	16.388970	25.19%	4,839	2010
	10.000000	13.091373	30.91%	956	2009*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.730018	10.907709	24.94%	3,882	2010
	6.200164	8.730018	40.80%	1,921	2009
	10.000000	6.200164	-38.00%	860	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.266583	12.726928	3.75%	12,142	2010
	11.276296	12.266583	8.78%	16,247	2009
	11.609253	11.276296	-2.87%	10,484	2008
	10.743037	11.609253	8.06%	13,391	2007
	10.714080	10.743037	0.27%	12,079	2006
	10.687792	10.714080	0.25%	12,921	2005
	10.233898	10.687792	4.44%	10,488	2004
	10.000000	10.233898	2.34%	9,776	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.595507	13.063929	12.66%	16,728	2010
	9.947974	11.595507	16.56%	17,320	2009
	15.408481	9.947974	-35.44%	18,783	2008
	15.623076	15.408481	-1.37%	28,842	2007
	13.518310	15.623076	15.57%	39,730	2006
	13.089671	13.518310	3.27%	52,071	2005
	11.737071	13.089671	11.52%	60,972	2004
	9.193080	11.737071	27.67%	54,096	2003
	11.552029	9.193080	-20.42%	49,941	2002
	12.771997	11.552029	-9.55%	18,534	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.823534	14.339445	11.82%	0	2010
	9.712886	12.823534	32.03%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.209581	12.017122	17.70%	13,811	2010
	7.960349	10.209581	28.26%	7,265	2009
	10.661044	7.960349	-25.33%	8,300	2008
	11.057147	10.661044	-3.58%	15,608	2007
	10.000000	11.057147	10.57%	9,405	2006*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.583894	19.685054	11.95%	0	2010
	14.863162	17.583894	18.31%	40,627	2009
	20.566055	14.863162	-27.73%	36,286	2008
	21.967196	20.566055	-6.38%	47,239	2007
	18.756880	21.967196	17.12%	55,181	2006
	18.092486	18.756880	3.67%	95,262	2005
	16.032727	18.092486	12.85%	96,992	2004
	12.596055	16.032727	27.28%	84,009	2003
	14.605357	12.596055	-13.76%	99,852	2002
	13.116946	14.605357	11.35%	1,077,697	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.072012	13.078195	8.33%	18,928	2010
	10.000000	12.072012	20.72%	2,358	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.101626	11.189912	10.77%	0	2010
	10.000000	10.101626	1.02%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.841169	12.247488	12.97%	0	2010
	10.000000	10.841169	8.41%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.273737	15.243060	24.19%	5,582	2010
	9.946220	12.273737	23.40%	5,175	2009
	14.586751	9.946220	-31.81%	8,159	2008
	14.877364	14.586751	-1.95%	8,389	2007
	13.174239	14.877364	12.93%	7,702	2006
	12.446927	13.174239	5.84%	12,829	2005
	10.346504	12.446927	20.30%	14,040	2004
	7.608241	10.346504	35.99%	11,208	2003
	10.000000	7.608241	-23.92%	2,511	2002*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.066125	11.407346	13.32%	6,357	2010
	7.624873	10.066125	32.02%	5,939	2009
	11.781058	7.624873	-35.28%	7,449	2008
	11.074843	11.781058	6.38%	6,773	2007
	10.274954	11.074843	7.78%	5,380	2006
	10.046653	10.274954	2.27%	14,191	2005
	9.583764	10.046653	4.83%	25,592	2004
	7.706045	9.583764	24.37%	17,814	2003
	10.988353	7.706045	-29.87%	19,484	2002
	14.380518	10.988353	-23.59%	19,294	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.462933	12.992814	13.35%	114,848	2010
	9.192999	11.462933	24.69%	170,174	2009
	14.817894	9.192999	-37.96%	172,860	2008
	14.264491	14.817894	3.88%	61,839	2007
	12.512627	14.264491	14.00%	92,810	2006
	12.108868	12.512627	3.33%	109,819	2005
	11.088459	12.108868	9.20%	119,481	2004
	8.751979	11.088459	26.70%	127,625	2003
	11.421554	8.751979	-23.37%	124,740	2002
	13.178151	11.421554	-13.33%	55,945	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.651120	14.399406	13.82%	18,310	2010
	10.458431	12.651120	20.97%	12,746	2009
	15.041197	10.458431	-30.47%	12,339	2008
	14.225733	15.041197	5.73%	17,832	2007
	12.373722	14.225733	14.97%	27,932	2006
	12.010432	12.373722	3.02%	41,284	2005
	11.584069	12.010432	3.68%	47,143	2004
	9.686029	11.584069	19.60%	43,783	2003
	11.783214	9.686029	-17.80%	62,864	2002
	13.164923	11.783214	-10.50%	9,511	2001

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	15.241814	15.713984	3.10%	0	2010
	11.790611	15.241814	29.27%	0	2009
	19.059306	11.790611	-38.14%	0	2008
	18.541561	19.059306	2.79%	0	2007
	15.322551	18.541561	21.01%	0	2006
	13.874159	15.322551	10.44%	0	2005
	11.711818	13.874159	18.46%	0	2004
	8.702180	11.711818	34.58%	0	2003
	10.045118	8.702180	-13.37%	0	2002
	10.000000	10.045118	0.45%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.743503	11.318133	29.45%	0	2010
	7.028610	8.743503	24.40%	0	2009
	11.411149	7.028610	-38.41%	0	2008
	13.000069	11.411149	-12.22%	0	2007
	12.692326	13.000069	2.42%	0	2006
	12.153970	12.692326	4.43%	0	2005
	11.059789	12.153970	9.89%	0	2004
	8.508841	11.059789	29.98%	0	2003
	10.659521	8.508841	-20.18%	0	2002
	10.000000	10.659521	6.60%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.068808	16.137809	7.09%	62,505	2010
	12.676743	15.068808	18.87%	54,909	2009
	13.853324	12.676743	-8.49%	47,548	2008
	13.319686	13.853324	4.01%	61,484	2007
	12.956412	13.319686	2.80%	94,229	2006
	12.958478	12.956412	-0.02%	109,011	2005
	12.670489	12.958478	2.27%	113,507	2004
	12.267458	12.670489	3.29%	137,899	2003
	11.370764	12.267458	7.89%	116,316	2002
	10.666472	11.370764	6.60%	32,080	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.214361	11.365735	11.27%	9,489	2010
	8.335607	10.214361	22.54%	0	2009
	11.272131	8.335607	-26.05%	0	2008
	10.512515	11.272131	7.23%	0	2007
	10.000000	10.512515	5.13%	3,860	2006*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.666584	10.926379	13.03%	0	2010
	7.605353	9.666584	27.10%	0	2009
	11.451684	7.605353	-33.59%	0	2008
	10.532507	11.451684	8.73%	0	2007
	10.000000	10.532507	5.33%	1,683	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.180780	10.511308	14.49%	1,265	2010
	7.078673	9.180780	29.70%	555	2009
	11.582071	7.078673	-38.88%	555	2008
	10.552664	11.582071	9.75%	519	2007
	10.000000	10.552664	5.53%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.709848	20.470311	15.59%	0	2010
	13.226050	17.709848	33.90%	75,527	2009
	23.351620	13.226050	-43.36%	81,525	2008
	20.135487	23.351620	15.97%	91,233	2007
	18.281239	20.135487	10.14%	99,700	2006
	15.850782	18.281239	15.33%	115,229	2005
	13.923698	15.850782	13.84%	105,369	2004
	10.990756	13.923698	26.69%	86,257	2003
	12.294307	10.990756	-10.60%	59,999	2002
	14.214337	12.294307	-13.51%	30,889	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.834360	10.390003	17.61%	9,447	2010
	6.065267	8.834360	45.65%	16,529	2009
	13.478023	6.065267	-55.00%	6,674	2008
	9.376713	13.478023	43.74%	10,678	2007
	10.000000	9.376713	-6.23%	10,110	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.942820	14.702121	13.59%	64,911	2010
	10.084737	12.942820	28.34%	72,020	2009
	17.833606	10.084737	-43.45%	79,844	2008
	17.817217	17.833606	0.09%	99,421	2007
	15.032685	17.817217	18.52%	115,550	2006
	14.400930	15.032685	4.39%	135,725	2005
	13.099526	14.400930	9.93%	145,971	2004
	10.191923	13.099526	28.53%	142,296	2003
	12.440995	10.191923	-18.08%	87,945	2002
	13.281731	12.440995	-6.33%	42,329	2001

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.947506	9.699770	22.05%	0	2010
	5.525804	7.947506	43.83%	1,563	2009
	12.458470	5.525804	-55.65%	1,440	2008
	10.259376	12.458470	21.43%	1,243	2007
	9.870863	10.259376	3.94%	1,997	2006
	9.186413	9.870863	7.45%	2,916	2005
	8.693663	9.186413	5.67%	6,508	2004
	6.793127	8.693663	27.98%	6,393	2003
	8.814543	6.793127	-22.93%	7,392	2002
	10.438575	8.814543	-15.56%	7,860	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.479802	12.832010	22.45%	37,614	2010
	8.285615	10.479802	26.48%	41,303	2009
	15.909833	8.285615	-47.92%	47,095	2008
	12.706253	15.909833	25.21%	48,016	2007
	12.061208	12.706253	5.35%	58,937	2006
	11.563600	12.061208	4.30%	75,950	2005
	11.345636	11.563600	1.92%	83,238	2004
	8.657007	11.345636	31.06%	87,699	2003
	12.566043	8.657007	-31.11%	71,467	2002
	15.476056	12.566043	-18.80%	40,149	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.026207	13.506526	12.31%	47,291	2010
	8.474745	12.026207	41.91%	38,230	2009
	11.458268	8.474745	-26.04%	35,579	2008
	11.309562	11.458268	1.31%	30,934	2007
	10.306110	11.309562	9.74%	64,247	2006
	10.184506	10.306110	1.19%	75,198	2005
	9.426171	10.184506	8.04%	57,564	2004
	7.521629	9.426171	25.32%	179,911	2003
	7.354603	7.521629	2.27%	42,591	2002
	8.458245	7.354603	-13.05%	14,996	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.308039	11.564076	12.19%	24,173	2010
	7.256051	10.308039	42.06%	19,384	2009
	9.799408	7.256051	-25.95%	11,762	2008
	10.000000	9.799408	-2.01%	24,662	2007

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.117734	12.878696	6.28%	24,596	2010
	10.613742	12.117734	14.17%	63,764	2009
	11.125731	10.613742	-4.60%	19,700	2008
	10.817475	11.125731	2.85%	29,918	2007
	10.507730	10.817475	2.95%	18,219	2006
	10.428807	10.507730	0.76%	9,093	2005
	10.128708	10.428807	2.96%	5,301	2004
	10.000000	10.128708	1.29%	207	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.269168	11.774747	27.03%	16,924	2010
	6.707301	9.269168	38.20%	18,642	2009
	11.234279	6.707301	-40.30%	33,092	2008
	9.856561	11.234279	13.98%	33,080	2007
	10.000000	9.856561	-1.43%	27,685	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.400354	14.944699	11.52%	2,530	2010
	10.737954	13.400354	24.79%	2,652	2009
	19.381260	10.737954	-44.60%	2,652	2008
	16.754919	19.381260	15.68%	1,375	2007
	14.392045	16.754919	16.42%	2,453	2006
	12.255881	14.392045	17.43%	2,503	2005
	10.941500	12.255881	12.01%	2,790	2004
	7.740990	10.941500	41.34%	3,364	2003
	9.846083	7.740990	-21.38%	3,730	2002
	12.672362	9.846083	-22.30%	3,824	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.385550	14.930471	11.54%	16,341	2010
	10.721641	13.385550	24.85%	19,961	2009
	19.356271	10.721641	-44.61%	14,714	2008
	16.730683	19.356271	15.69%	20,980	2007
	14.370885	16.730683	16.42%	21,339	2006
	12.242700	14.370885	17.38%	22,302	2005
	10.928889	12.242700	12.02%	19,740	2004
	7.729491	10.928889	41.39%	9,878	2003
	10.000000	7.729491	-22.71%	5,889	2002*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.814180	14.745505	24.81%	10,394	2010
	7.604841	11.814180	55.35%	7,999	2009
	15.781569	7.604841	-51.81%	7,636	2008
	15.142626	15.781569	4.22%	3,955	2007
	13.202987	15.142626	14.69%	4,842	2006
	13.043195	13.202987	1.23%	7,859	2005
	11.593346	13.043195	12.51%	8,727	2004
	7.443946	11.593346	55.74%	8,775	2003
	10.000000	7.443946	-25.56%	23,961	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.580086	11.765995	11.21%	28,090	2010
	7.905422	10.580086	33.83%	19,729	2009
	11.386418	7.905422	-30.57%	14,787	2008
	11.119465	11.386418	2.40%	43,924	2007
	10.000000	11.119465	11.19%	17,856	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.247149	10.437304	26.56%	11,753	2010
	6.469518	8.247149	27.48%	6,404	2009
	9.785862	6.469518	-33.89%	7,967	2008
	10.157203	9.785862	-3.66%	5,692	2007
	10.000000	10.157203	1.57%	3,694	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.482528	9.230806	8.82%	7,647	2010
	6.598185	8.482528	28.56%	0	2009
	10.000000	6.598185	-34.02%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.786608	12.511054	15.99%	6,698	2010
	6.330521	10.786608	70.39%	4,651	2009
	13.552327	6.330521	-53.29%	1,309	2008
	10.669800	13.552327	27.02%	3,117	2007
	10.000000	10.669800	6.70%	2,492	2006*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.445365	15.494581	7.26%	0	2010
	10.656354	14.445365	35.56%	0	2009
	18.065596	10.656354	-41.01%	0	2008
	15.808818	18.065596	14.28%	0	2007
	13.160857	15.808818	20.12%	0	2006
	12.069294	13.160857	9.04%	0	2005
	10.286800	12.069294	17.33%	0	2004
	7.862698	10.286800	30.83%	0	2003
	10.000000	7.862698	-21.37%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.855685	10.545423	7.00%	3,017	2010
	7.278199	9.855685	35.41%	1,600	2009
	12.371231	7.278199	-41.17%	4,398	2008
	10.857910	12.371231	13.94%	2,490	2007
	10.000000	10.857910	8.58%	1,329	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.061614	15.874584	12.89%	19,337	2010
	12.003743	14.061614	17.14%	18,074	2009
	11.451105	12.003743	4.83%	15,168	2008
	10.449841	11.451105	9.58%	11,699	2007
	10.000000	10.449841	4.50%	119	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.313745	3.14%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.288956	12.89%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.745583	9.968978	13.99%	423	2010
	7.318179	8.745583	19.50%	299	2009
	12.893669	7.318179	-43.24%	223	2008
	11.663228	12.893669	10.55%	193	2007
	11.116115	11.663228	4.92%	157	2006
	10.347766	11.116115	7.43%	118	2005
	9.832542	10.347766	5.24%	73	2004
	7.691424	9.832542	27.84%	26	2003
	10.302057	7.691424	-25.34%	0	2002
	10.000000	10.302057	3.02%	0	2001*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.350289	8.357920	13.71%	0	2010
	6.168990	7.350289	19.15%	0	2009
	10.894113	6.168990	-43.37%	0	2008
	9.879259	10.894113	10.27%	0	2007

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.043783	9.405839	16.93%	0	2010
	5.739643	8.043783	40.14%	377	2009
	10.999093	5.739643	-47.82%	555	2008
	10.081339	10.999093	9.10%	2,240	2007
	10.000000	10.081339	0.81%	555	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	12.207643	13.200378	8.13%	0	2010
	9.640400	12.207643	26.63%	0	2009
	13.981981	9.640400	-31.05%	0	2008
	13.103569	13.981981	6.70%	0	2007
	11.375653	13.103569	15.19%	0	2006
	10.943696	11.375653	3.95%	0	2005
	10.175221	10.943696	7.55%	0	2004
	8.285737	10.175221	22.80%	0	2003
	9.944626	8.285737	-16.68%	0	2002
	10.000000	9.944626	-0.55%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.464156	10.874856	3.92%	0	2010
	8.303907	10.464156	26.01%	0	2009
	11.786725	8.303907	-29.55%	0	2008
	10.677037	11.786725	10.39%	0	2007
	10.000000	10.677037	6.77%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.431232	9.779112	15.99%	0	2010
	6.494699	8.431232	29.82%	0	2009
	11.888124	6.494699	-45.37%	0	2008
	12.751928	11.888124	-6.77%	0	2007
	10.000000	12.751928	27.52%	0	2006*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.727857	18.634341	11.40%	0	2010
	12.531690	16.727857	33.48%	0	2009
	21.296639	12.531690	-41.16%	0	2008
	18.809873	21.296639	13.22%	0	2007
	14.861051	18.809873	26.57%	0	2006
	12.767265	14.861051	16.40%	0	2005
	10.431301	12.767265	22.39%	0	2004
	8.188770	10.431301	27.39%	0	2003
	10.000000	8.188770	-18.11%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.635967	23.207443	7.26%	4,682	2010
	10.000000	21.635967	23.42%	3,315	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.199859	9.668653	5.10%	27,792	2010
	6.383581	9.199859	44.12%	34,348	2009
	11.613943	6.383581	-45.04%	31,608	2008
	8.612511	11.613943	34.85%	36,881	2007
	7.996638	8.612511	7.70%	40,446	2006
	7.197845	7.996638	11.10%	47,962	2005
	6.181859	7.197845	16.43%	58,140	2004
	5.209227	6.181859	18.67%	61,667	2003
	6.277859	5.209227	-17.02%	63,723	2002
	8.137529	6.277859	-22.85%	38,433	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.381964	15.217404	22.90%	5,788	2010
	7.985659	12.381964	55.05%	6,392	2009
	14.421477	7.985659	-44.63%	4,504	2008
	12.001567	14.421477	20.16%	5,971	2007
	11.264791	12.001567	6.54%	4,889	2006
	10.251543	11.264791	9.88%	4,172	2005
	10.300510	10.251543	-0.48%	4,388	2004
	7.092920	10.300510	45.22%	6,238	2003
	10.000000	7.092920	-29.07%	5,896	2002*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.056586	4.980700	22.78%	7,876	2010
	2.619563	4.056586	54.86%	8,869	2009
	4.737139	2.619563	-44.70%	9,441	2008
	3.944077	4.737139	20.11%	9,104	2007
	3.705791	3.944077	6.43%	8,847	2006
	3.365706	3.705791	10.10%	9,617	2005
	3.390832	3.365706	-0.74%	18,224	2004
	2.345410	3.390832	44.57%	19,374	2003
	4.023106	2.345410	-41.70%	20,320	2002
	6.503356	4.023106	-38.14%	20,880	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.945108	29.549757	23.41%	14,500	2010
	13.547818	23.945108	76.75%	11,169	2009
	28.722913	13.547818	-52.83%	10,653	2008
	22.723853	28.722913	26.40%	11,904	2007
	15.693805	22.723853	44.80%	12,780	2006
	12.043732	15.693805	30.31%	6,892	2005
	10.279042	12.043732	17.17%	10,644	2004
	7.740287	10.279042	32.80%	10,298	2003
	10.000000	7.740287	-22.60%	8,784	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.972112	17.240704	23.39%	10,463	2010
	7.905262	13.972112	76.74%	11,297	2009
	16.766719	7.905262	-52.85%	14,401	2008
	13.270466	16.766719	26.35%	15,354	2007
	9.169173	13.270466	44.73%	15,162	2006
	7.040734	9.169173	30.23%	19,072	2005
	6.010319	7.040734	17.14%	24,712	2004
	4.526318	6.010319	32.79%	28,179	2003
	6.177123	4.526318	-26.72%	30,657	2002
	8.174255	6.177123	-24.43%	44,525	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.798063	14.375991	21.85%	2,055	2010
	9.434666	11.798063	25.05%	2,212	2009
	14.311728	9.434666	-34.08%	3,082	2008
	14.153990	14.311728	1.11%	10,693	2007
	12.273075	14.153990	15.33%	11,493	2006
	11.385394	12.273075	7.80%	22,528	2005
	10.000000	11.385394	13.85%	4,055	2004*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.426253	10.347324	9.77%	15,771	2010
	7.799359	9.426253	20.86%	14,319	2009
	11.749223	7.799359	-33.62%	12,660	2008
	11.064604	11.749223	6.19%	13,723	2007
	10.000000	11.064604	10.65%	15,038	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.749702	7.50%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.135756	10.532710	3.92%	7,832	2010
	9.061609	10.135756	11.85%	10,274	2009
	10.605123	9.061609	-14.55%	12,760	2008
	10.256191	10.605123	3.40%	11,800	2007
	9.971898	10.256191	2.85%	11,340	2006
	9.959135	9.971898	0.13%	6,492	2005
	10.012296	9.959135	-0.53%	5,814	2004
	10.000000	10.012296	0.12%	8,001	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.988376	8.250275	18.06%	354	2010
	5.767972	6.988376	21.16%	0	2009
	9.655389	5.767972	-40.26%	0	2008
	9.733157	9.655389	-0.80%	0	2007
	10.000000	9.733157	-2.67%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.999572	13.337975	21.26%	1,971	2010
	8.479606	10.999572	29.72%	1,098	2009
	14.187383	8.479606	-40.23%	1,098	2008
	13.358247	14.187383	6.21%	6,343	2007
	11.902710	13.358247	12.23%	5,341	2006
	11.285193	11.902710	5.47%	1,993	2005
	10.000000	11.285193	12.85%	39	2004*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.683205	7.866020	17.70%	13,197	2010
	5.073150	6.683205	31.74%	9,739	2009
	8.386001	5.073150	-39.50%	6,164	2008
	7.107851	8.386001	17.98%	9,787	2007
	6.782860	7.107851	4.79%	10,846	2006
	6.452491	6.782860	5.12%	11,357	2005
	6.044444	6.452491	6.75%	12,313	2004
	4.613524	6.044444	31.02%	9,191	2003
	6.557891	4.613524	-29.65%	8,674	2002
	9.246358	6.557891	-29.08%	6,978	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.455269	13.948645	11.99%	65,384	2010
	10.000000	12.455269	24.55%	1,955	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.256045	10.233657	10.56%	42,561	2010
	7.598753	9.256045	21.81%	25,037	2009
	10.963349	7.598753	-30.69%	22,459	2008
	10.465796	10.963349	4.75%	8,585	2007
	10.000000	10.465796	4.66%	3,403	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.456028	10.938320	4.61%	10,285	2010
	9.446067	10.456028	10.69%	2,083	2009
	10.618787	9.446067	-11.04%	569	2008
	10.447849	10.618787	1.64%	5,135	2007
	10.000000	10.447849	4.48%	1,628	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.269056	11.281017	9.85%	6,737	2010
	7.347487	10.269056	39.76%	7,366	2009
	12.131768	7.347487	-39.44%	5,583	2008
	10.748441	12.131768	12.87%	5,547	2007
	10.000000	10.748441	7.48%	1,293	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.558038	9.983628	16.66%	13,512	2010
	6.247751	8.558038	36.98%	10,421	2009
	11.347156	6.247751	-44.94%	5,467	2008
	10.274872	11.347156	10.44%	8,379	2007
	10.000000	10.274872	2.75%	1,641	2006*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.732300	8.469447	9.53%	8,262	2010
	5.994429	7.732300	28.99%	2,374	2009
	9.806149	5.994429	-38.87%	1,524	2008
	10.000000	9.806149	-1.94%	29	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.382474	17.179754	11.68%	5,065	2010
	10.674743	15.382474	44.10%	11,426	2009
	15.019226	10.674743	-28.93%	14,721	2008
	14.755589	15.019226	1.79%	7,326	2007
	13.516216	14.755589	9.17%	17,250	2006
	13.375356	13.516216	1.05%	18,748	2005
	12.308733	13.375356	8.67%	86,692	2004
	10.199226	12.308733	20.68%	32,218	2003
	10.010690	10.199226	1.88%	9,448	2002
	9.732895	10.010690	2.85%	4,092	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.884679	13.273959	11.69%	35,086	2010
	8.242826	11.884679	44.18%	26,342	2009
	11.615064	8.242826	-29.03%	22,262	2008
	11.407487	11.615064	1.82%	23,526	2007
	10.449767	11.407487	9.16%	21,223	2006
	10.000000	10.449767	4.50%	11,387	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.755653	8.849604	14.11%	34,058	2010
	5.137150	7.755653	50.97%	28,393	2009
	10.000000	5.137150	-48.63%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.951186	9.698486	21.98%	2,960	2010
	6.124558	7.951186	29.82%	4,669	2009
	10.000000	6.124558	-38.75%	9,069	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.106439	9.197754	13.46%	0	2010
	6.357162	8.106439	27.52%	0	2009
	10.000000	6.357162	-36.43%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.365872	10.206099	8.97%	0	2010
	7.919500	9.365872	18.26%	0	2009
	10.000000	7.919500	-20.81%	0	2008*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.820316	9.784260	10.93%	4,216	2010
	7.197326	8.820316	22.55%	0	2009
	10.000000	7.197326	-28.03%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.117462	10.665062	5.41%	4,503	2010
	9.069797	10.117462	11.55%	4,684	2009
	10.000000	9.069797	-9.30%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.093523	9.995903	9.92%	0	2010
	7.555141	9.093523	20.36%	0	2009
	10.000000	7.555141	-24.45%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.538248	9.549068	11.84%	1,253	2010
	6.834262	8.538248	24.93%	3,316	2009
	10.000000	6.834262	-31.66%	5,802	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.639911	10.374143	7.62%	796	2010
	8.299494	9.639911	16.15%	0	2009
	10.000000	8.299494	-17.01%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.585430	11.185077	5.66%	1,463	2010
	9.858821	10.585430	7.37%	2,294	2009
	10.000000	9.858821	-1.41%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.311614	12.070481	6.71%	4,374	2010
	9.842789	11.311614	14.92%	3,608	2009
	10.000000	9.842789	-1.57%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.546141	25.852862	14.67%	0	2010
	13.987189	22.546141	61.19%	0	2009
	33.552578	13.987189	-58.31%	0	2008
	23.352634	33.552578	43.68%	0	2007
	17.305110	23.352634	34.95%	0	2006
	13.218203	17.305110	30.92%	0	2005
	11.091469	13.218203	19.17%	0	2004
	6.799600	11.091469	63.12%	234	2003
	8.126945	6.799600	-16.33%	234	2002
	8.684823	8.126945	-6.42%	1,830	2001

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.854962	28.509847	14.70%	9,999	2010
	15.403444	24.854962	61.36%	12,285	2009
	37.009267	15.403444	-58.38%	10,857	2008
	25.763929	37.009267	43.65%	13,420	2007
	19.102228	25.763929	34.87%	11,567	2006
	14.588946	19.102228	30.94%	17,125	2005
	12.240339	14.588946	19.19%	10,562	2004
	7.505927	12.240339	63.08%	9,441	2003
	10.000000	7.505927	-24.94%	3,034	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.349977	15.874902	3.42%	109,228	2010
	15.144983	15.349977	1.35%	135,724	2009
	14.244815	15.144983	6.32%	150,655	2008
	13.469262	14.244815	5.76%	116,630	2007
	13.204965	13.469262	2.00%	139,871	2006
	12.955598	13.204965	1.92%	139,919	2005
	12.711565	12.955598	1.92%	140,162	2004
	12.626432	12.711565	0.67%	171,854	2003
	11.526653	12.626432	9.54%	173,812	2002
	10.889287	11.526653	5.85%	73,470	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.587452	11.838799	11.82%	67	2010
	8.269122	10.587452	28.04%	145	2009
	15.531453	8.269122	-46.76%	235	2008
	12.377189	15.531453	25.48%	235	2007
	9.430813	12.377189	31.24%	1,869	2006
	7.337885	9.430813	28.52%	2,155	2005
	6.510418	7.337885	12.71%	6,551	2004
	4.863546	6.510418	33.86%	6,636	2003
	6.492772	4.863546	-25.09%	6,636	2002
	9.220640	6.492772	-29.58%	6,713	2001

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.888271	18.880835	11.80%	3,277	2010
	13.195412	16.888271	27.99%	2,338	2009
	24.776488	13.195412	-46.74%	3,736	2008
	19.744200	24.776488	25.49%	6,469	2007
	15.045739	19.744200	31.23%	6,385	2006
	11.709868	15.045739	28.49%	3,687	2005
	10.374988	11.709868	12.87%	1,239	2004
	7.767159	10.374988	33.58%	0	2003
	10.000000	7.767159	-22.33%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.365616	8.867807	6.00%	73	2010
	6.590334	8.365616	26.94%	73	2009
	11.733135	6.590334	-43.83%	73	2008
	10.868126	11.733135	7.96%	130	2007
	10.000000	10.868126	8.68%	3,923	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.125482	13.718712	13.14%	16,525	2010
	9.657744	12.125482	25.55%	17,290	2009
	15.493447	9.657744	-37.67%	14,042	2008
	14.815857	15.493447	4.57%	16,912	2007
	12.843911	14.815857	15.35%	16,300	2006
	12.056354	12.843911	6.53%	15,334	2005
	10.712555	12.056354	12.54%	16,935	2004
	8.230619	10.712555	30.15%	18,292	2003
	10.000000	8.230619	-17.69%	1,675	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.539047	12.506867	8.39%	0	2010
	10.000000	11.539047	15.39%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.098401	13.377772	10.57%	0	2010
	10.000000	12.098401	20.98%	0	2009*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.121663	12.669107	4.52%	29,942	2010
	11.258535	12.121663	7.67%	24,255	2009
	12.137877	11.258535	-7.24%	22,443	2008
	11.670602	12.137877	4.00%	20,539	2007
	11.137379	11.670602	4.79%	33,273	2006
	10.922479	11.137379	1.97%	29,134	2005
	10.574381	10.922479	3.29%	65,097	2004
	9.928642	10.574381	6.50%	113,595	2003
	10.000000	9.928642	-0.71%	76,767	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.287158	13.451045	9.47%	122,779	2010
	10.449446	12.287158	17.59%	126,630	2009
	13.784623	10.449446	-24.19%	117,027	2008
	13.219043	13.784623	4.28%	120,229	2007
	12.027221	13.219043	9.91%	160,728	2006
	11.567029	12.027221	3.98%	173,659	2005
	10.699107	11.567029	8.11%	189,867	2004
	9.029424	10.699107	18.49%	184,335	2003
	10.000000	9.029424	-9.71%	34,989	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.351443	13.755584	11.37%	45,995	2010
	10.060199	12.351443	22.78%	52,675	2009
	14.856478	10.060199	-32.28%	42,850	2008
	14.181041	14.856478	4.76%	60,325	2007
	12.543415	14.181041	13.06%	64,870	2006
	11.868786	12.543415	5.68%	68,849	2005
	10.727781	11.868786	10.64%	54,266	2004
	8.582311	10.727781	25.00%	35,399	2003
	10.000000	8.582311	-14.18%	1,940	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.360498	13.238865	7.11%	28,504	2010
	10.931514	12.360498	13.07%	23,530	2009
	13.036813	10.931514	-16.15%	40,598	2008
	12.478314	13.036813	4.48%	91,062	2007
	11.660102	12.478314	7.02%	115,333	2006
	11.306072	11.660102	3.13%	114,980	2005
	10.689699	11.306072	5.77%	109,546	2004
	9.525559	10.689699	12.22%	80,477	2003
	10.000000	9.525559	-4.74%	17,906	2002*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.168141	27.613148	24.56%	21,207	2010
	16.423543	22.168141	34.98%	21,037	2009
	26.189909	16.423543	-37.29%	21,234	2008
	24.671671	26.189909	6.15%	25,669	2007
	22.746284	24.671671	8.46%	28,837	2006
	20.557736	22.746284	10.65%	35,196	2005
	17.997152	20.557736	14.23%	34,420	2004
	13.541599	17.997152	32.90%	34,044	2003
	16.199200	13.541599	-16.41%	30,900	2002
	16.630966	16.199200	-2.60%	36,163	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.901442	11.746742	-1.30%	98,309	2010
	12.053139	11.901442	-1.26%	134,225	2009
	11.966147	12.053139	0.73%	231,684	2008
	11.570104	11.966147	3.42%	243,366	2007
	11.214049	11.570104	3.18%	214,149	2006
	11.066094	11.214049	1.34%	88,558	2005
	11.121610	11.066094	-0.50%	97,081	2004
	11.198034	11.121610	-0.68%	66,553	2003
	11.209725	11.198034	-0.10%	197,339	2002
	10.963142	11.209725	2.25%	89,467	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.966630	16.336106	9.15%	26,357	2010
	12.191449	14.966630	22.76%	23,865	2009
	14.934416	12.191449	-18.37%	18,225	2008
	14.463279	14.934416	3.26%	22,685	2007
	13.977022	14.463279	3.48%	22,342	2006
	13.858482	13.977022	0.86%	23,407	2005
	13.179840	13.858482	5.15%	27,287	2004
	11.910299	13.179840	10.66%	28,963	2003
	11.255907	11.910299	5.81%	38,469	2002
	10.946464	11.255907	2.83%	12,216	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.460527	15.163895	12.65%	0	2010
	10.000000	13.460527	34.61%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.198125	9.227404	12.56%	26,157	2010
	6.086866	8.198125	34.69%	24,788	2009
	10.000000	6.086866	-39.13%	6,221	2008*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.125104	15.841102	4.73%	3,209	2010
	11.802643	15.125104	28.15%	2,843	2009
	22.282710	11.802643	-47.03%	4,362	2008
	21.934820	22.282710	1.59%	10,031	2007
	18.104708	21.934820	21.16%	8,549	2006
	16.369372	18.104708	10.60%	6,800	2005
	13.790762	16.369372	18.70%	3,728	2004
	10.000000	13.790762	37.91%	2,280	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.081308	9.213458	14.01%	10,546	2010
	6.309071	8.081308	28.09%	3,377	2009
	10.000000	6.309071	-36.91%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.423944	0.0423944	2169	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.914167	8.806953	11.28%	3,847	2010
	6.293303	7.914167	25.76%	7,132	2009
	10.000000	6.293303	-37.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.810388	9.776372	25.17%	57,641	2010
	6.224956	7.810388	25.47%	64,533	2009
	10.000000	6.224956	-37.75%	2,250	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.626530	10.186047	18.08%	38,069	2010
	6.698993	8.626530	28.77%	45,031	2009
	10.000000	6.698993	-33.01%	4,288	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.320708	14.017124	23.82%	8,619	2010
	8.998682	11.320708	25.80%	8,510	2009
	17.016399	8.998682	-47.12%	8,368	2008
	15.709991	17.016399	8.32%	9,784	2007
	15.421797	15.709991	1.87%	15,462	2006
	14.454824	15.421797	6.69%	18,558	2005
	12.912822	14.454824	11.94%	22,042	2004
	9.743886	12.912822	32.52%	23,553	2003
	14.798640	9.743886	-34.16%	17,713	2002
	16.817775	14.798640	-12.01%	11,543	2001

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.664079	32.069864	24.96%	10,214	2010
	20.601414	25.664079	24.57%	11,644	2009
	30.764759	20.601414	-33.04%	12,462	2008
	33.480497	30.764759	-8.11%	14,552	2007
	28.919087	33.480497	15.77%	18,511	2006
	28.425391	28.919087	1.74%	21,444	2005
	24.552470	28.425391	15.77%	30,212	2004
	15.858883	24.552470	54.82%	36,641	2003
	22.060369	15.858883	-28.11%	30,843	2002
	17.425261	22.060369	26.60%	38,208	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.598710	27.952739	23.69%	19,858	2010
	16.997792	22.598710	32.95%	18,713	2009
	27.862455	16.997792	-38.99%	16,668	2008
	27.642106	27.862455	0.80%	23,619	2007
	24.996065	27.642106	10.59%	25,387	2006
	22.547136	24.996065	10.86%	39,248	2005
	19.193041	22.547136	17.48%	40,900	2004
	13.789861	19.193041	39.18%	34,534	2003
	16.900322	13.789861	-18.40%	33,228	2002
	18.354971	16.900322	-7.93%	16,793	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.765841	12.055137	11.98%	26,713	2010
	8.650226	10.765841	24.46%	27,717	2009
	14.995969	8.650226	-42.32%	31,853	2008
	14.045448	14.995969	6.77%	33,836	2007
	12.523258	14.045448	12.15%	48,091	2006
	11.808950	12.523258	6.05%	48,688	2005
	10.901442	11.808950	8.32%	50,497	2004
	8.661797	10.901442	25.86%	54,654	2003
	10.618745	8.661797	-18.43%	46,941	2002
	12.201684	10.618745	-12.97%	25,866	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.228034	9.287398	28.49%	30,522	2010
	5.597338	7.228034	29.13%	37,473	2009
	10.000000	5.597338	-44.03%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.420495	10.533921	1.09%	3,464	2010
	9.856957	10.420495	5.72%	4,104	2009
	10.000000	9.856957	-1.43%	0	2008*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.093272	14.404097	10.01%	1,903	2010
	10.612230	13.093272	23.38%	1,912	2009
	19.318341	10.612230	-45.07%	1,787	2008
	16.325448	19.318341	18.33%	659	2007
	13.139231	16.325448	24.25%	793	2006
	11.154684	13.139231	17.79%	803	2005
	9.770899	11.154684	14.16%	814	2004
	7.275861	9.770899	34.29%	1,453	2003
	9.880402	7.275861	-26.36%	2,407	2002
	12.330829	9.880402	-19.87%	2,414	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.180274	19.982940	9.92%	1,070	2010
	14.735974	18.180274	23.37%	1,199	2009
	26.818036	14.735974	-45.05%	1,122	2008
	22.655299	26.818036	18.37%	1,341	2007
	18.243804	22.655299	24.18%	1,022	2006
	15.488203	18.243804	17.79%	1,077	2005
	13.566822	15.488203	14.16%	1,128	2004
	10.000000	13.566822	35.67%	750	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.946450	13.902694	7.39%	180,637	2010
	10.000000	12.946450	29.46%	697	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.921098	13.562540	4.96%	8,681	2010
	10.000000	12.921098	29.21%	6,638	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.626864	12.143143	14.27%	12,596	2010
	8.375673	10.626864	26.88%	9,229	2009
	13.468234	8.375673	-37.81%	9,823	2008
	13.955987	13.468234	-3.49%	17,388	2007
	12.198971	13.955987	14.40%	15,908	2006
	11.855672	12.198971	2.90%	15,727	2005
	10.222862	11.855672	15.97%	19,233	2004
	7.880333	10.222862	29.73%	14,591	2003
	10.666092	7.880333	-26.12%	15,166	2002
	12.302565	10.666092	-13.30%	3,842	2001

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.243730	15.382586	8.00%	0	2010
	9.985816	14.243730	42.64%	38,365	2009
	18.570724	9.985816	-46.23%	39,330	2008
	16.484240	18.570724	12.66%	51,291	2007
	15.471084	16.484240	6.55%	71,669	2006
	14.913859	15.471084	3.74%	105,921	2005
	14.130159	14.913859	5.55%	114,000	2004
	10.933007	14.130159	29.24%	111,684	2003
	15.145026	10.933007	-27.81%	89,193	2002
	17.553551	15.145026	-13.72%	35,386	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.804875	13.511686	14.46%	29,010	2010
	8.557055	11.804875	37.95%	38,305	2009
	14.495447	8.557055	-40.97%	33,971	2008
	13.814456	14.495447	4.93%	28,409	2007
	11.891977	13.814456	16.17%	30,115	2006
	10.540076	11.891977	12.83%	49,052	2005
	8.961533	10.540076	17.61%	52,090	2004
	6.348332	8.961533	41.16%	61,116	2003
	8.260515	6.348332	-23.15%	64,611	2002
	9.515462	8.260515	-13.19%	14,573	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.743899	21.455757	14.47%	16,747	2010
	13.594259	18.743899	37.88%	16,709	2009
	23.030564	13.594259	-40.97%	20,096	2008
	21.944788	23.030564	4.95%	25,226	2007
	18.891396	21.944788	16.16%	27,483	2006
	16.739434	18.891396	12.86%	38,782	2005
	14.228585	16.739434	17.65%	34,311	2004
	10.000000	14.228585	42.29%	20,902	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.496092	2.825443	13.19%	0	2010
	1.995202	2.496092	25.10%	338	2009
	9.576862	1.995202	-79.17%	338	2008
	10.000000	9.576862	-4.23%	0	2007

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.699504	3.059116	13.32%	0	2010
	2.182512	2.699504	23.69%	0	2009
	10.368322	2.182512	-78.95%	0	2008
	10.516325	10.368322	-1.41%	0	2007
	10.000000	10.516325	5.16%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.871691	13.604887	14.60%	41,493	2010
	9.376011	11.871691	26.62%	44,892	2009
	15.439159	9.376011	-39.27%	49,186	2008
	14.980884	15.439159	3.06%	61,393	2007
	13.195056	14.980884	13.53%	78,630	2006
	12.614486	13.195056	4.60%	100,094	2005
	11.676116	12.614486	8.04%	107,499	2004
	9.335444	11.676116	25.07%	93,641	2003
	11.648072	9.355444	-19.85%	81,370	2002
	13.137180	11.648072	-11.34%	42,758	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.107393	9.875060	21.80%	165	2010
	5.987212	8.107393	35.41%	261	2009
	9.757357	5.987212	-38.64%	2,705	2008
	10.007657	9.757357	-2.50%	3,102	2007
	10.000000	10.007657	0.08%	1,648	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.337902	14.264164	25.81%	14,605	2010
	8.662587	11.337902	30.88%	13,914	2009
	17.232342	8.662587	-49.73%	15,164	2008
	16.420733	17.232342	4.94%	12,968	2007
	16.158843	16.420733	1.62%	13,791	2006
	14.574407	16.158843	10.87%	25,244	2005
	12.328183	14.574407	18.22%	24,615	2004
	9.945321	12.328183	23.96%	25,090	2003
	13.954638	9.945321	-28.73%	16,933	2002
	20.572328	13.954638	-32.17%	11,507	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.870871	11.735153	7.95%	12,108	2010
	10.000000	10.870871	8.71%	50	2009*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.950340	11.368465	3.82%	16,193	2010
	10.000000	10.950340	9.50%	16,014	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.860177	12.655520	6.71%	0	2010
	10.153568	11.860177	16.81%	0	2009
	11.064532	10.153568	-8.23%	0	2008
	10.132387	11.064532	9.20%	0	2007
	10.000000	10.132387	1.32%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.961276	13.830702	6.71%	0	2010
	11.516424	12.961276	12.55%	0	2009
	11.139136	11.516424	3.39%	0	2008
	10.379205	11.139136	7.32%	0	2007
	10.000000	10.379205	3.79%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.862318	12.650700	28.27%	0	2010
	6.322436	9.862318	55.99%	0	2009
	11.291953	6.322436	-44.01%	0	2008
	11.003808	11.291953	2.62%	0	2007
	10.000000	11.003808	10.04%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.967468	10.239629	14.19%	0	2010
	7.588414	8.967468	18.17%	0	2009
	12.478455	7.588414	-39.19%	0	2008
	11.611969	12.478455	7.46%	0	2007
	10.000000	11.611969	16.12%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.683587	9.417106	22.56%	0	2010
	5.407517	7.683587	42.09%	0	2009
	9.126180	5.407517	-40.75%	0	2008
	10.323790	9.126180	-11.60%	0	2007
	10.000000	10.323790	3.24%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.269513	11.206634	9.13%	0	2010
	8.282144	10.269513	24.00%	0	2009
	11.526482	8.282144	-28.15%	0	2008
	11.014106	11.526482	4.65%	0	2007
	10.000000	11.014106	10.14%	0	2006*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.226215	10.619379	15.10%	0	2010
	7.027887	9.226215	31.28%	0	2009
	11.564367	7.027887	-39.23%	0	2008
	11.396634	11.564367	1.47%	0	2007
	10.000000	11.396634	13.97%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.560370	14.310203	13.93%	0	2010
	7.366516	12.560370	70.51%	0	2009
	10.659200	7.366516	-30.89%	0	2008
	10.580725	10.659200	0.74%	0	2007
	10.000000	10.580725	5.81%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.971327	13.198645	20.30%	0	2010
	7.128610	10.971327	53.91%	0	2009
	11.760475	7.128610	-39.39%	0	2008
	10.808181	11.760475	8.81%	0	2007
	10.000000	10.808181	8.08%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.844411	12.608615	16.27%	0	2010
	7.633907	10.844411	42.06%	0	2009
	10.812208	7.633907	-29.40%	0	2008
	10.755372	10.812208	0.53%	0	2007
	10.000000	10.755372	7.55%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.499011	9.629298	28.41%	0	2010
	5.619860	7.499011	33.44%	0	2009
	10.789150	5.619860	-47.91%	0	2008
	10.351888	10.789150	4.22%	0	2007
	10.000000	10.351888	3.52%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.190457	9.429872	15.13%	0	2010
	6.226170	8.190457	31.55%	0	2009
	10.024404	6.226170	-37.89%	0	2008
	10.826374	10.024404	-7.41%	0	2007
	10.000000	10.826374	8.26%	0	2006*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.312223	10.287725	10.48%	11,696	2010
	7.962215	9.312223	16.96%	14,114	2009
	12.893257	7.962215	-38.25%	12,708	2008
	13.878597	12.893257	-7.10%	13,929	2007
	11.593381	13.878597	19.71%	8,947	2006
	10.986989	11.593381	5.52%	8,606	2005
	9.835691	10.986989	11.71%	7,742	2004
	8.061146	9.835691	22.01%	8,663	2003
	10.164046	8.061146	-20.69%	2,171	2002
	10.000000	10.164046	1.64%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.897418	11.231929	13.48%	142	2010
	8.006659	9.897418	23.61%	837	2009
	13.131641	8.006659	-39.03%	2,142	2008
	13.036092	13.131641	0.73%	3,364	2007
	11.412602	13.036092	14.23%	3,703	2006
	10.829569	11.412602	5.38%	3,684	2005
	9.804421	10.829569	10.46%	3,662	2004
	7.916685	9.804421	23.85%	4,823	2003
	10.186046	7.916685	-22.28%	313	2002
	10.000000	10.186046	1.86%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.544560	0.054456	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.391310	10.989038	5.75%	4,808	2010
	9.602059	10.391310	8.22%	398	2009
	10.834137	9.602059	-11.37%	3,507	2008
	10.409923	10.834137	4.08%	3,846	2007
	10.000000	10.409923	4.10%	2,805	2006*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.306707	38.243765	8.32%	2,365	2010
	27.472344	35.306707	28.52%	1,072	2009
	32.737222	27.472344	-16.08%	500	2008
	31.136832	32.737222	5.14%	401	2007
	28.469072	31.136832	9.37%	649	2006
	25.695091	28.469072	10.80%	909	2005
	23.653460	25.695091	8.63%	1,473	2004
	18.742335	23.653460	26.20%	16,575	2003
	17.385852	18.742335	7.80%	17,279	2002
	16.000072	17.385852	8.66%	4,096	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.962191	13.520910	4.31%	0	2010
	9.909413	12.962191	30.81%	0	2009
	18.131384	9.909413	-45.35%	0	2008
	16.032327	18.131384	13.09%	0	2007
	12.980403	16.032327	23.51%	0	2006
	11.840306	12.980403	9.63%	0	2005
	10.219258	11.840306	15.86%	0	2004
	8.125827	10.219258	25.76%	0	2003
	10.000000	8.125827	-18.74%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.503131	28.177660	25.22%	942	2010
	10.684030	22.503131	110.62%	1,239	2009
	30.710332	10.684030	-65.21%	232	2008
	22.619525	30.710332	35.77%	653	2007
	16.423563	22.619525	37.73%	1,481	2006
	12.618420	16.423563	30.16%	1,836	2005
	10.000000	12.618420	26.18%	73	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	42.943373	53.762017	25.19%	2,630	2010
	20.409502	42.943373	110.41%	2,639	2009
	58.713950	20.409502	-65.24%	1,635	2008
	43.230067	58.713950	35.82%	1,726	2007
	31.398017	43.230067	37.68%	1,919	2006
	24.099223	31.398017	30.29%	2,434	2005
	19.394982	24.099223	24.25%	2,434	2004
	12.744182	19.394982	52.19%	3,704	2003
	13.298062	12.744182	-4.17%	1,622	2002
	13.722894	13.298062	-3.10%	36,453	2001

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.243231	34.756018	27.58%	2,751	2010
	17.511810	27.243231	55.57%	2,253	2009
	32.916636	17.511810	-46.80%	1,679	2008
	22.949739	32.916636	43.43%	546	2007
	18.670053	22.949739	22.92%	1,045	2006
	12.475588	18.670053	49.65%	6,123	2005
	10.000000	12.475588	24.76%	871	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	45.015030	57.419739	27.56%	123	2010
	28.951032	45.015030	55.49%	123	2009
	54.446893	28.951032	-46.83%	123	2008
	37.953355	54.446893	43.46%	0	2007
	30.886919	37.953355	22.88%	0	2006
	20.631596	30.886919	49.71%	0	2005
	16.826365	20.631596	22.61%	0	2004
	11.774488	16.826365	42.91%	1,454	2003
	12.277582	11.774488	-4.10%	0	2002
	13.891206	12.277582	-11.62%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.638886	11.796908	10.88%	23,153	2010
	8.483303	10.638886	25.41%	20,812	2009
	13.833494	8.483303	-38.68%	24,349	2008
	12.747998	13.833494	8.52%	2,087	2007
	11.361124	12.747998	12.21%	5,401	2006
	10.584568	11.361124	7.34%	5,393	2005
	9.778755	10.584568	8.24%	5,511	2004
	7.340505	9.778755	33.22%	5,595	2003
	9.714847	7.340505	-24.44%	5,746	2002
	9.812366	9.714847	-0.99%	10,406	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.086941	16.375138	25.13%	1,723	2010
	10.000000	13.086941	30.87%	2,765	2009*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.722650	10.893002	24.88%	8,284	2010
	6.198064	8.722650	40.73%	2,579	2009
	10.000000	6.198064	-38.02%	9,142	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.225190	12.677558	3.70%	20,927	2010
	11.243940	12.225190	8.73%	34,721	2009
	11.581808	11.243940	-2.92%	32,587	2008
	10.723102	11.581808	8.01%	21,820	2007
	10.699603	10.723102	0.22%	27,094	2006
	10.678747	10.699603	0.20%	29,745	2005
	10.230418	10.678747	4.38%	27,052	2004
	10.000000	10.230418	2.30%	13,594	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.605666	13.068760	12.61%	49,365	2010
	9.961739	11.605666	16.50%	58,620	2009
	15.437641	9.961739	-35.47%	57,920	2008
	15.660629	15.437641	-1.42%	59,832	2007
	13.557656	15.660629	15.51%	61,112	2006
	13.134404	13.557656	3.22%	67,574	2005
	11.783152	13.134404	11.47%	67,081	2004
	9.233843	11.783152	27.61%	73,045	2003
	11.609139	9.233843	-20.46%	57,467	2002
	12.841696	11.609139	-9.60%	26,371	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.101544	15.760559	11.76%	0	2010
		14.101544	31.96%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.190630	11.988741	17.64%	7,734	2010
	7.949586	10.190630	28.19%	6,730	2009
	10.652040	7.949586	-25.37%	9,374	2008
	11.053441	10.652040	-3.63%	7,964	2007
	10.000000	11.053441	10.53%	2,384	2006*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.149628	19.189175	11.89%	0	2010
	14.503440	17.149628	18.25%	100,493	2009
	20.078494	14.503440	-27.77%	110,707	2008
	21.457342	20.078494	-6.43%	103,087	2007
	18.330797	21.457342	17.06%	119,826	2006
	17.690426	18.330797	3.62%	121,723	2005
	15.684387	17.690426	12.79%	113,624	2004
	12.328634	15.684387	27.22%	100,113	2003
	14.302552	12.328634	-13.80%	80,958	2002
	12.851555	14.302552	11.29%	30,987	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.067934	13.067152	8.28%	4,115	2010
	10.000000	12.067934	20.68%	1,184	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.101345	11.183947	10.72%	0	2010
	10.000000	10.101345	1.01%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.839817	12.239769	12.91%	237	2010
	10.000000	10.839817	8.40%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.226094	15.176213	24.13%	11,587	2010
	9.912640	12.226094	23.34%	14,438	2009
	14.544896	9.912640	-31.85%	15,728	2008
	14.842255	14.544896	-2.00%	12,804	2007
	13.149784	14.842255	12.87%	15,094	2006
	12.430106	13.149784	5.79%	12,245	2005
	10.337754	12.430106	20.24%	9,402	2004
	7.605654	10.337754	35.92%	6,888	2003
	10.000000	7.605654	-23.94%	363	2002*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.027613	11.357968	13.27%	20,980	2010
	7.599551	10.027613	31.95%	29,297	2009
	11.747891	7.599551	-35.31%	29,191	2008
	11.049299	11.747891	6.32%	33,503	2007
	10.256425	11.049299	7.73%	35,744	2006
	10.033608	10.256425	2.22%	34,932	2005
	9.576172	10.033608	4.78%	36,964	2004
	7.703845	9.576172	24.30%	33,812	2003
	10.990787	7.703845	-29.91%	27,346	2002
	14.391057	10.990787	-23.63%	14,453	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.485265	13.011532	13.29%	168,519	2010
	9.215577	11.485265	24.63%	186,610	2009
	14.861839	9.215577	-37.99%	227,520	2008
	14.314078	14.861839	3.83%	159,710	2007
	12.562472	14.314078	13.94%	170,025	2006
	12.163248	12.562472	3.28%	186,294	2005
	11.143887	12.163248	9.15%	182,872	2004
	8.800186	11.143887	26.63%	173,876	2003
	11.490304	8.800186	-23.41%	160,625	2002
	13.264252	11.490304	-13.67%	112,885	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.765013	14.521692	13.76%	19,761	2010
	10.557930	12.765013	20.90%	22,659	2009
	15.192008	10.557930	-30.50%	21,425	2008
	14.375687	15.192008	5.68%	23,749	2007
	12.510464	14.375687	14.91%	27,098	2006
	12.149293	12.510464	2.97%	41,225	2005
	11.723937	12.149293	3.63%	40,204	2004
	9.807948	11.723937	19.54%	33,904	2003
	11.937596	9.807948	-17.84%	28,960	2002
	13.344202	11.937596	-10.54%	15,407	2001

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	15.179185	15.641514	3.05%	0	2010
	11.748113	15.179185	29.21%	0	2009
	19.000259	11.748113	-38.17%	0	2008
	18.493548	19.000259	2.74%	0	2007
	15.290597	18.493548	20.95%	0	2006
	13.852221	15.290597	10.38%	0	2005
	11.699217	13.852221	18.40%	0	2004
	8.697218	11.699217	34.52%	0	2003
	10.044488	8.697218	-13.41%	0	2002
	10.000000	10.044488	0.44%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.707570	11.265927	29.38%	0	2010
	7.003276	8.707570	24.34%	238	2009
	11.375792	7.003276	-38.44%	513	2008
	12.966398	11.375792	-12.27%	697	2007
	12.665847	12.966398	2.37%	878	2006
	12.134740	12.665847	4.38%	1,073	2005
	11.047886	12.134740	9.84%	1,280	2004
	8.503992	11.047886	29.91%	1,711	2003
	10.658854	8.503992	-20.22%	1,734	2002
	10.000000	10.658854	6.59%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.987624	16.042727	7.04%	82,839	2010
	12.614835	14.987624	18.81%	86,814	2009
	13.792665	12.614835	-8.54%	91,038	2008
	13.268123	13.792665	3.95%	99,147	2007
	12.912779	13.268123	2.75%	98,183	2006
	12.921360	12.912779	-0.07%	113,155	2005
	12.640599	12.921360	2.22%	124,299	2004
	12.244728	12.640599	3.23%	121,796	2003
	11.355438	12.244728	7.83%	102,978	2002
	10.657518	11.355438	6.55%	72,571	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.195394	11.338883	11.22%	3,205	2010
	8.324343	10.195394	22.48%	3,205	2009
	11.262606	8.324343	-26.09%	3,205	2008
	10.508981	11.262606	7.17%	251	2007
	10.000000	10.508981	5.09%	0	2006*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.648611	10.900559	12.98%	3,559	2010
	7.595069	9.648611	27.04%	659	2009
	11.442011	7.595069	-33.62%	210	2008
	10.528964	11.442011	8.67%	557	2007
	10.000000	10.528964	5.29%	130	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.163717	10.486471	14.43%	5,008	2010
	7.069088	9.163717	29.63%	9,673	2009
	11.572273	7.069088	-38.91%	0	2008
	10.549111	11.572273	9.70%	0	2007
	10.000000	10.549111	5.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.878120	20.654363	15.53%	0	2010
	13.358484	17.878120	33.83%	132,923	2009
	23.597432	13.358484	-43.39%	152,884	2008
	20.357800	23.597432	15.91%	125,377	2007
	18.492427	20.357800	10.09%	121,742	2006
	16.041996	18.492427	15.28%	117,943	2005
	14.098807	16.041996	13.78%	87,867	2004
	11.134608	14.098807	26.62%	75,227	2003
	12.461548	11.134608	-10.65%	49,624	2002
	14.415058	12.461548	-13.55%	23,751	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.817909	10.365409	17.55%	28,493	2010
	6.057053	8.817909	45.58%	28,732	2009
	13.466625	6.057053	-55.02%	36,639	2008
	9.373560	13.466625	43.67%	20,507	2007
	10.000000	9.373560	-6.26%	8,550	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.822952	14.558594	13.54%	115,648	2010
	9.996397	12.822952	28.28%	131,704	2009
	17.686387	9.996397	-43.48%	141,418	2008
	17.679134	17.686387	0.04%	131,880	2007
	14.923707	17.679134	18.46%	141,682	2006
	14.303761	14.923707	4.33%	142,193	2005
	13.017728	14.303761	9.88%	149,964	2004
	10.133398	13.017728	28.46%	142,242	2003
	12.375831	10.133398	-18.12%	122,376	2002
	13.218906	12.375831	-6.38%	53,268	2001

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.829580	9.551006	21.99%	0	2010
	5.446575	7.829580	43.75%	12,860	2009
	12.286083	5.446575	-55.67%	14,208	2008
	10.122583	12.286083	21.37%	12,852	2007
	9.744182	10.122583	3.88%	12,069	2006
	9.073103	9.744182	7.40%	10,761	2005
	8.590785	9.073103	5.61%	11,172	2004
	6.716136	8.590785	27.91%	8,022	2003
	8.719070	6.716136	-22.97%	7,047	2002
	10.330777	8.719070	-15.60%	6,575	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.337912	12.651861	22.38%	80,057	2010
	8.177572	10.337912	26.42%	86,859	2009
	15.710359	8.177572	-47.95%	94,987	2008
	12.553328	15.710359	25.15%	83,024	2007
	11.922071	12.553328	5.29%	130,833	2006
	11.435966	11.922071	4.25%	139,338	2005
	11.226098	11.435966	1.87%	151,032	2004
	8.570136	11.226098	30.99%	133,333	2003
	12.446254	8.570136	31.14%	130,612	2002
	15.336364	12.446254	-18.84%	90,976	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.124453	13.609972	12.25%	28,445	2010
	8.548305	12.124453	41.83%	21,190	2009
	11.563598	8.548305	-26.08%	21,855	2008
	11.419344	11.563598	1.26%	33,219	2007
	10.411407	11.419344	9.68%	44,739	2006
	10.293759	10.411407	1.14%	70,618	2005
	9.532130	10.293759	7.99%	73,295	2004
	7.610038	9.532130	25.26%	79,682	2003
	7.444808	7.610038	2.22%	35,017	2002
	8.566348	7.444808	-13.09%	24,627	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.294121	11.542627	12.13%	10,748	2010
	7.249915	10.294121	41.99%	9,947	2009
	9.796088	7.249915	-25.99%	5,735	2008
	10.000000	9.796088	-2.04%	15,613	2007

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.076844	12.828733	6.23%	21,243	2010
	10.583295	12.076844	14.11%	26,750	2009
	11.099433	10.583295	-4.65%	26,024	2008
	10.797409	11.099433	2.80%	23,057	2007
	10.493546	10.797409	2.90%	15,465	2006
	10.419995	10.493546	0.71%	15,618	2005
	10.125285	10.419995	2.91%	11,088	2004
	10.000000	10.125285	1.25%	2,511	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.251935	11.746913	26.97%	30,964	2010
	6.698216	9.251935	38.13%	28,123	2009
	11.224769	6.698216	-40.33%	22,779	2008
	9.853242	11.224769	13.92%	20,015	2007
	10.000000	9.853242	-1.47%	10,476	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.372058	16.020275	11.47%	1,179	2010
	11.522435	14.372058	24.73%	1,494	2009
	20.807759	11.522435	-44.62%	1,580	2008
	17.997284	20.807759	15.62%	2,700	2007
	15.467025	17.997284	16.36%	3,038	2006
	13.177961	15.467025	17.37%	3,052	2005
	11.770648	13.177961	11.96%	3,064	2004
	8.331809	11.770648	41.27%	3,343	2003
	10.602942	8.331809	-21.42%	3,817	2002
	13.653448	10.602942	-22.34%	3,955	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.333633	14.865051	11.49%	11,929	2010
	10.685482	13.333633	24.78%	17,524	2009
	19.300799	10.685482	-44.64%	18,808	2008
	16.691229	19.300799	15.63%	19,322	2007
	14.344227	16.691229	16.36%	27,327	2006
	12.226160	14.344227	17.32%	19,452	2005
	10.919656	12.226160	11.96%	17,481	2004
	7.726868	10.919656	41.32%	11,259	2003
	10.000000	7.726868	-22.73%	5,273	2002*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.768316	14.680826	24.75%	6,538	2010
	7.579168	11.768316	55.27%	8,131	2009
	15.736301	7.579168	-51.84%	9,400	2008
	15.106887	15.736301	4.17%	6,591	2007
	13.178479	15.106887	14.63%	7,790	2006
	13.025568	13.178479	1.17%	5,914	2005
	11.583541	13.025568	12.45%	6,624	2004
	7.441418	11.583541	55.66%	44,482	2003
	10.000000	7.441418	-25.59%	244	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.560423	11.738165	11.15%	21,918	2010
	7.894728	10.560423	33.77%	40,977	2009
	11.376790	7.894728	-30.61%	23,565	2008
	11.115728	11.376790	2.35%	10,728	2007
	10.000000	11.115728	11.16%	6,766	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.231833	10.412660	26.49%	12,852	2010
	6.460770	8.231833	27.41%	14,696	2009
	9.777596	6.460770	-33.92%	11,243	2008
	10.153798	9.777596	-3.71%	9,058	2007
	10.000000	10.153798	1.54%	2,507	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.475367	9.218340	8.77%	1,058	2010
	6.595954	8.475367	28.49%	12,119	2009
	10.000000	6.595954	-34.04%	1,069	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.766565	12.481496	15.93%	3,554	2010
	6.321955	10.766565	70.30%	8,020	2009
	13.540865	6.321955	-53.31%	2,132	2008
	10.666212	13.540865	26.95%	1,648	2007
	10.000000	10.666212	6.66%	259	2006*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.389319	15.426648	7.21%	0	2010
	10.620386	14.389319	35.49%	0	2009
	18.013780	10.620386	-41.04%	0	2008
	15.771497	18.013780	14.22%	0	2007
	13.136416	15.771497	20.06%	0	2006
	12.052978	13.136416	8.99%	0	2005
	10.278099	12.052978	17.27%	0	2004
	7.860031	10.278099	30.76%	0	2003
	10.000000	7.860031	-21.40%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.837385	10.520509	6.94%	3,899	2010
	7.268362	9.837385	35.35%	3,643	2009
	12.360786	7.268362	-41.20%	8,550	2008
	10.854263	12.360786	13.88%	5,336	2007
	10.000000	10.854263	8.54%	1,810	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.035512	15.837090	12.84%	26,885	2010
	11.987524	14.035512	17.08%	21,489	2009
	11.441428	11.987524	4.77%	29,403	2008
	10.446327	11.441428	9.53%	10,778	2007
	10.000000	10.446327	4.46%	3,352	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.312889	3.13%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.288018	12.88%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.709645	9.922992	13.93%	0	2010
	7.291791	8.709645	19.44%	0	2009
	12.853701	7.291791	-43.27%	0	2008
	11.632997	12.853701	10.49%	0	2007
	11.092909	11.632997	4.87%	0	2006
	10.331386	11.092909	7.37%	0	2005
	9.821960	10.331386	5.19%	0	2004
	7.687034	9.821960	27.77%	0	2003
	10.301414	7.687034	-25.38%	0	2002
	10.000000	10.301414	3.01%	0	2001*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.336602	8.338146	13.65%	0	2010
	6.160629	7.336602	19.09%	0	2009
	10.884889	6.160629	-43.40%	0	2008
	9.875930	10.884889	10.22%	0	2007
	10.000000	9.875930	-1.24%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.028808	9.383574	16.87%	777	2010
	5.731866	8.028808	40.07%	1,431	2009
	10.989779	5.731866	-47.84%	1,308	2008
	10.077945	10.989779	9.05%	2,048	2007
	10.000000	10.077945	0.78%	1,905	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	12.157498	13.139495	8.08%	473	2010
	9.605665	12.157498	26.57%	951	2009
	13.938670	9.605665	-31.09%	1,503	2008
	13.069635	13.938670	6.65%	2,061	2007
	11.351926	13.069635	15.13%	2,488	2006
	10.926381	11.351926	3.89%	206	2005
	10.164266	10.926381	7.50%	206	2004
	8.281007	10.164266	22.74%	206	2003
	9.943999	8.281007	-16.72%	206	2002
	10.000000	9.943999	-0.56%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.445282	10.849737	3.87%	0	2010
	8.293118	10.445282	25.95%	0	2009
	11.777393	8.293118	-29.58%	0	2008
	10.674020	11.777393	10.34%	0	2007
	10.000000	10.674020	6.74%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.416033	9.756542	15.93%	0	2010
	6.486273	8.416033	29.75%	0	2009
	11.878721	6.486273	-45.40%	0	2008
	12.748349	11.878721	-6.82%	0	2007
	10.000000	12.748349	27.48%	0	2006*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.662980	18.552670	11.34%	0	2010
	12.489403	16.662980	33.42%	0	2009
	21.235572	12.489403	-41.19%	0	2008
	18.765492	21.235572	13.16%	0	2007
	14.833478	18.765492	26.51%	0	2006
	12.750019	14.833478	16.34%	0	2005
	10.422497	12.750019	22.33%	0	2004
	8.185996	10.422497	27.32%	0	2003
	10.000000	8.185996	-18.14%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.536641	23.089227	7.21%	3,523	2010
	10.000000	21.536641	23.36%	4,079	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.153635	9.615212	5.04%	115,694	2010
	6.354726	9.153635	44.04%	126,394	2009
	11.567341	6.354726	-45.06%	130,290	2008
	8.582315	11.567341	34.78%	102,105	2007
	7.972641	8.582315	7.65%	85,349	2006
	7.179879	7.972641	11.04%	90,798	2005
	6.169559	7.179879	16.38%	98,710	2004
	5.201491	6.169559	18.61%	100,180	2003
	6.271720	5.201491	-17.06%	77,791	2002
	8.133724	6.271720	-22.89%	54,293	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.333932	15.150690	22.84%	19,550	2010
	7.958706	12.333932	54.97%	25,405	2009
	14.380107	7.958706	-44.65%	30,096	2008
	11.973242	14.380107	20.10%	24,078	2007
	11.243886	11.973242	6.49%	26,601	2006
	10.237685	11.243886	9.83%	28,045	2005
	10.291804	10.237685	-0.53%	26,546	2004
	7.090507	10.291804	45.15%	33,716	2003
	10.000000	7.090507	-29.09%	10,975	2002*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.036206	4.953177	22.72%	18,519	2010
	2.607720	4.036206	54.78%	23,456	2009
	4.718130	2.607720	-44.73%	27,284	2008
	3.930244	4.718130	20.05%	27,563	2007
	3.694652	3.930244	6.38%	26,439	2006
	3.357287	3.694652	10.05%	39,473	2005
	3.384068	3.357287	-0.79%	41,286	2004
	2.341922	3.384068	44.50%	43,156	2003
	4.019173	2.341922	-41.73%	53,257	2002
	6.500322	4.019173	-38.17%	53,630	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.852176	29.420179	23.34%	53,094	2010
	13.502080	23.852176	76.66%	54,763	2009
	28.640508	13.502080	-52.86%	53,531	2008
	22.670200	28.640508	26.34%	48,597	2007
	15.664654	22.670200	44.72%	45,738	2006
	12.027429	15.664654	30.24%	41,368	2005
	10.270328	12.027429	17.11%	37,062	2004
	7.737652	10.270328	32.73%	34,491	2003
	10.000000	7.737652	-22.62%	22,184	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.901995	17.145500	23.33%	31,133	2010
	7.869575	13.901995	76.65%	33,718	2009
	16.699513	7.869575	-52.88%	42,438	2008
	13.224007	16.699513	26.28%	35,280	2007
	9.141690	13.224007	44.66%	27,192	2006
	7.023167	9.141690	30.16%	32,024	2005
	5.998356	7.023167	17.08%	34,757	2004
	4.519598	5.998356	32.72%	36,766	2003
	6.171086	4.519598	-26.76%	44,661	2002
	8.170438	6.171086	-24.47%	49,411	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.764239	14.327528	21.79%	1,562	2010
	9.412391	11.764239	24.99%	1,836	2009
	14.285188	9.412391	-34.11%	2,028	2008
	14.134939	14.285188	1.06%	8,613	2007
	12.262752	14.134939	15.27%	10,274	2006
	11.381571	12.262752	7.74%	18,874	2005
	10.000000	11.381571	13.82%	7,338	2004*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.408753	10.322888	9.72%	30,514	2010
	7.788820	9.408753	20.80%	29,768	2009
	11.739304	7.788820	-33.65%	23,394	2008
	11.060891	11.739304	6.13%	28,819	2007
	10.000000	11.060891	10.61%	5,011	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.746091	7.46%	245	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.101568	10.491860	3.86%	22,622	2010
	9.035620	10.101568	11.80%	24,905	2009
	10.580072	9.035620	-14.60%	26,066	2008
	10.237167	10.580072	3.35%	15,041	2007
	9.958429	10.237167	2.80%	5,667	2006
	9.950715	9.958429	0.08%	4,042	2005
	10.008909	9.950715	-0.58%	3,599	2004
	10.000000	10.008909	0.09%	976	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.975368	8.230749	18.00%	0	2010
	5.760162	6.975368	21.10%	0	2009
	9.647223	5.760162	-40.29%	0	2008
	9.729886	9.647223	-0.85%	332	2007
	10.000000	9.729886	-2.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.968053	13.293024	21.20%	2,184	2010
	8.459602	10.968053	29.65%	1,098	2009
	14.161115	8.459602	-40.26%	1,098	2008
	13.340303	14.161115	6.15%	9,311	2007
	11.892729	13.340303	12.17%	3,800	2006
	11.281422	11.892729	5.42%	1,243	2005
	10.000000	11.281422	12.81%	123	2004*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.669101	7.845440	17.64%	4,087	2010
	5.065003	6.669101	31.67%	4,122	2009
	8.376797	5.065003	-39.54%	20,591	2008
	7.103661	8.376797	17.92%	21,244	2007
	6.782293	7.103661	4.74%	28,456	2006
	6.455208	6.782293	5.07%	22,756	2005
	6.050040	6.455208	6.70%	22,351	2004
	4.620133	6.050040	30.95%	7,138	2003
	6.570618	4.620133	-29.68%	5,278	2002
	9.269045	6.570618	-29.11%	3,201	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.451066	13.936878	11.93%	126,109	2010
	10.000000	12.451066	24.51%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.238844	10.209472	10.51%	21,050	2010
	7.588470	9.238844	21.75%	24,489	2009
	10.954073	7.588470	-30.72%	24,468	2008
	10.462278	10.954073	4.70%	18,886	2007
	10.000000	10.462278	4.62%	8,326	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.436622	10.912484	4.56%	17,306	2010
	9.433308	10.436622	10.64%	15,080	2009
	10.609831	9.433308	-11.09%	12,654	2008
	10.444352	10.609831	1.58%	8,324	2007
	10.000000	10.444352	4.44%	4,311	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.249994	11.254382	9.80%	12,318	2010
	7.337562	10.249994	39.69%	13,295	2009
	12.121527	7.337562	-39.47%	8,885	2008
	10.744833	12.121527	12.81%	5,795	2007
	10.000000	10.744833	7.45%	1,724	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.542120	9.960000	16.60%	23,363	2010
	6.239296	8.542120	36.91%	20,959	2009
	11.337557	6.239296	-44.97%	20,310	2008
	10.271422	11.337557	10.38%	11,445	2007
	10.000000	10.271422	2.71%	11,742	2006*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.721847	8.453715	9.48%	8,096	2010
	5.989361	7.721847	28.93%	8,148	2009
	9.802828	5.989361	-38.90%	7,724	2008
	10.000000	9.802828	-1.97%	3,509	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.975621	16.716897	11.63%	13,420	2010
	10.397663	14.975621	44.03%	14,113	2009
	14.636808	10.397663	-28.96%	14,561	2008
	14.387216	14.636808	1.73%	16,895	2007
	13.185444	14.387216	9.11%	18,333	2006
	13.054643	13.185444	1.00%	20,356	2005
	12.019681	13.054643	8.61%	31,168	2004
	9.964745	12.019681	20.62%	29,691	2003
	9.785504	9.964745	1.83%	23,553	2002
	9.518824	9.785504	2.80%	8,216	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.856601	13.235892	11.63%	18,400	2010
	8.227523	11.856601	44.11%	16,433	2009
	11.599384	8.227523	-29.07%	24,083	2008
	11.397886	11.599384	1.77%	16,859	2007
	10.446260	11.397886	9.11%	13,951	2006
	10.000000	10.446260	4.46%	12,257	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.749115	8.837654	14.05%	72,526	2010
	5.135407	7.749115	50.90%	79,773	2009
	10.000000	5.135407	-48.65%	898	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.944449	9.685356	21.91%	4,318	2010
	6.122477	7.944449	29.76%	7,102	2009
	10.000000	6.122477	-38.78%	8,851	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.099592	9.185337	13.40%	0	2010
	6.355008	8.099592	27.45%	2,393	2009
	10.000000	6.355008	-36.45%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.357952	10.192308	8.92%	26,486	2010
	7.916818	9.357952	18.20%	21,893	2009
	10.000000	7.916818	-20.83%	4,749	2008*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.812871	9.771043	10.87%	12,930	2010
	7.194892	8.812871	22.49%	8,745	2009
	10.000000	7.194892	-28.05%	8,574	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.108923	10.650655	5.36%	40,687	2010
	9.066730	10.108923	11.49%	11,028	2009
	10.000000	9.066730	-9.33%	15,930	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.085842	9.982416	9.87%	38,932	2010
	7.552592	9.085842	20.30%	15,025	2009
	10.000000	7.552592	-24.47%	560	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.531026	9.536164	11.78%	15,722	2010
	6.831944	8.531026	24.87%	3	2009
	10.000000	6.831944	-31.68%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.631751	10.360114	7.56%	1,176	2010
	8.296674	9.631751	16.09%	466	2009
	10.000000	8.296674	-17.03%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.576480	11.169967	5.61%	7,835	2010
	9.855478	10.576480	7.32%	8,875	2009
	10.000000	9.855478	-1.45%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.302080	12.054199	6.65%	1,228	2010
	9.839470	11.302080	14.86%	1,268	2009
	10.000000	9.839470	-1.61%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.440645	25.718880	14.61%	141	2010
	13.928802	22.440645	61.11%	141	2009
	33.429532	13.928802	-58.33%	69	2008
	23.278840	33.429532	43.60%	171	2007
	17.259135	23.278840	34.88%	171	2006
	13.189746	17.259135	30.85%	237	2005
	11.073210	13.189746	19.11%	281	2004
	6.791842	11.073210	63.04%	501	2003
	8.121795	6.791842	-16.38%	553	2002
	8.683765	8.121795	-6.47%	588	2001

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.758534	28.384890	14.65%	13,319	2010
	15.351464	24.758534	61.28%	14,115	2009
	36.903183	15.351464	-58.40%	15,076	2008
	25.703155	36.903183	43.57%	11,209	2007
	19.066801	25.703155	34.81%	13,375	2006
	14.569246	19.066801	30.87%	12,273	2005
	12.229998	14.569246	19.13%	6,864	2004
	7.503370	12.229998	62.99%	7,400	2003
	10.000000	7.503370	-24.97%	1,563	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.778718	15.276366	3.37%	121,683	2010
	14.588744	14.778718	1.30%	126,938	2009
	13.728590	14.588744	6.27%	134,132	2008
	12.987757	13.728590	5.70%	135,395	2007
	12.739345	12.987757	1.95%	152,064	2006
	12.505084	12.739345	1.87%	156,419	2005
	12.275758	12.505084	1.87%	187,791	2004
	12.199721	12.275758	0.62%	214,001	2003
	11.142753	12.199721	9.49%	229,688	2002
	10.531983	11.142753	5.80%	100,663	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.537955	11.777490	11.76%	530	2010
	8.234631	10.537955	27.97%	530	2009
	15.474531	8.234631	-46.79%	530	2008
	12.338107	15.474531	25.42%	578	2007
	9.405787	12.338107	31.18%	669	2006
	7.322103	9.405787	28.46%	669	2005
	6.499712	7.322103	12.65%	669	2004
	4.858005	6.499712	33.79%	759	2003
	6.488671	4.858005	-25.13%	759	2002
	9.219512	6.488671	-29.62%	707	2001

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.822765	18.798086	11.74%	3,665	2010
	13.150894	16.822765	27.92%	6,442	2009
	24.705460	13.150894	-46.77%	9,857	2008
	19.697626	24.705460	25.42%	7,662	2007
	15.017832	19.697626	31.16%	6,258	2006
	11.694054	15.017832	28.42%	2,874	2005
	10.366220	11.694054	12.81%	750	2004
	7.764530	10.366220	33.51%	577	2003
	10.000000	7.764530	-22.35%	286	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.350063	8.846856	5.95%	240	2010
	6.581420	8.350063	26.87%	0	2009
	11.723228	6.581420	-43.86%	0	2008
	10.864484	11.723228	7.90%	817	2007
	10.000000	10.864484	8.64%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.076832	13.656755	13.08%	67,352	2010
	9.623865	12.076832	25.49%	60,535	2009
	15.446943	9.623865	-37.70%	60,415	2008
	14.778924	15.446943	4.52%	55,568	2007
	12.818377	14.778924	15.29%	47,064	2006
	12.038453	12.818377	6.48%	40,678	2005
	10.702064	12.038453	12.49%	33,136	2004
	8.226725	10.702064	30.09%	27,505	2003
	10.000000	8.226725	-17.73%	14,969	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.535143	12.496296	8.33%	0	2010
	10.000000	11.535143	15.35%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.094311	13.366494	10.52%	3,605	2010
	10.000000	12.094311	20.94%	0	2009*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.073063	12.611921	4.46%	33,384	2010
	11.219083	12.073063	7.61%	44,647	2009
	12.101477	11.219083	-7.29%	47,062	2008
	11.641531	12.101477	3.95%	73,807	2007
	11.115251	11.641531	4.73%	62,092	2006
	10.906285	11.115251	1.92%	75,131	2005
	10.564049	10.906285	3.24%	81,575	2004
	9.923961	10.564049	6.45%	68,783	2003
	10.000000	9.923961	-0.76%	48,119	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.237903	13.390343	9.42%	184,492	2010
	10.412824	12.237903	17.53%	206,220	2009
	13.743287	10.412824	-24.23%	171,047	2008
	13.186120	13.743287	4.23%	181,244	2007
	12.003325	13.186120	9.85%	209,755	2006
	11.549873	12.003325	3.93%	208,192	2005
	10.688646	11.549873	8.06%	182,128	2004
	9.025163	10.688646	18.43%	162,419	2003
	10.000000	9.025163	-9.75%	86,679	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.301916	13.693488	11.31%	102,568	2010
	10.024929	12.301916	22.71%	93,831	2009
	14.811897	10.024929	-32.32%	97,386	2008
	14.145692	14.811897	4.71%	107,216	2007
	12.518467	14.145692	13.00%	102,045	2006
	11.851157	12.518467	5.63%	124,924	2005
	10.717277	11.851157	10.58%	114,412	2004
	8.578257	10.717277	24.94%	86,643	2003
	10.000000	8.578257	-14.22%	39,530	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.310900	13.179063	7.05%	38,415	2010
	10.893172	12.310900	13.01%	41,680	2009
	12.997689	10.893172	-16.19%	52,879	2008
	12.447195	12.997689	4.42%	56,896	2007
	11.636906	12.447195	6.96%	61,133	2006
	11.289284	11.636906	3.08%	51,535	2005
	10.679239	11.289284	5.71%	52,186	2004
	9.521061	10.679239	12.16%	44,109	2003
	10.000000	9.521061	-4.79%	21,619	2002*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.031318	27.428840	24.50%	40,401	2010
	16.330450	22.031318	34.91%	46,124	2009
	26.054702	16.330450	-37.32%	52,333	2008
	24.556798	26.054702	6.10%	49,696	2007
	22.651820	24.556798	8.41%	54,639	2006
	20.482702	22.651820	10.59%	55,519	2005
	17.940543	20.482702	14.17%	59,334	2004
	13.505833	17.940543	32.84%	53,742	2003
	16.164624	13.505833	-16.45%	44,514	2002
	16.603938	16.164624	-2.65%	17,526	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.796315	11.637084	-1.35%	153,327	2010
	11.952729	11.796315	-1.31%	214,862	2009
	11.872477	11.952729	0.68%	283,255	2008
	11.485385	11.872477	3.37%	171,907	2007
	11.137564	11.485385	3.12%	168,412	2006
	10.996174	11.137564	1.29%	210,310	2005
	11.056941	10.996174	-0.55%	194,225	2004
	11.138565	11.056941	-0.73%	189,190	2003
	11.155845	11.138565	-0.15%	272,762	2002
	10.916008	11.155845	2.20%	122,103	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.553266	15.876876	9.09%	19,474	2010
	11.860742	14.553266	22.70%	23,335	2009
	14.536664	11.860742	-18.41%	26,078	2008
	14.085245	14.536664	3.20%	26,039	2007
	13.618583	14.085245	3.43%	25,796	2006
	13.509902	13.618583	0.80%	30,153	2005
	12.854836	13.509902	5.10%	30,237	2004
	11.622486	12.854836	10.60%	26,516	2003
	10.989466	11.622486	5.76%	17,458	2002
	10.692772	10.989466	2.77%	5,181	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.455985	15.151118	12.60%	0	2010
	10.000000	13.455985	34.56%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.191216	9.214979	12.50%	56,844	2010
	6.084812	8.191216	34.62%	67,150	2009
	10.000000	6.084812	-39.15%	7,364	2008*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.074088	15.779675	4.68%	2,965	2010
	11.768783	15.074088	28.09%	3,783	2009
	22.230070	11.768783	-47.06%	7,615	2008
	21.894163	22.230070	1.53%	9,648	2007
	18.080291	21.894163	21.09%	10,600	2006
	16.355551	18.080291	10.55%	6,351	2005
	13.786097	16.355551	18.64%	1,934	2004
	10.000000	13.786097	37.86%	52	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.074482	9.201018	13.95%	19,519	2010
	6.306937	8.074482	28.03%	13,862	2009
	10.000000	6.306937	-36.93%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.420399	0.0420399	4033	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.907475	8.795065	11.22%	2,151	2010
	6.291166	7.907475	25.69%	2,126	2009
	10.000000	6.291166	-37.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.803801	9.763175	25.11%	100,390	2010
	6.222846	7.803801	25.41%	116,727	2009
	10.000000	6.222846	-37.77%	3,158	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000				2010*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.619231	10.172277	18.02%	71,877	2010
	6.696728	8.619231	28.71%	93,040	2009
	10.000000	6.696728	-33.03%	5,420	2008*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.259668	13.934498	23.76%	21,936	2010
	8.954701	11.259668	25.74%	26,443	2009
	16.941859	8.954701	-47.14%	27,065	2008
	15.649135	16.941859	8.26%	26,694	2007
	15.369821	15.649135	1.82%	31,552	2006
	14.413376	15.369821	6.64%	32,075	2005
	12.882319	14.413376	11.88%	32,831	2004
	9.725788	12.882319	32.46%	30,926	2003
	14.778663	9.725788	-34.19%	24,363	2002
	16.803658	14.778663	-12.05%	9,723	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	26.280420	32.823421	24.90%	38,261	2010
	21.106873	26.280420	24.51%	43,924	2009
	31.535594	21.106873	-33.07%	55,089	2008
	34.336874	31.535594	-8.16%	51,625	2007
	29.673774	34.336874	15.71%	58,482	2006
	29.181930	29.673774	1.69%	63,778	2005
	25.218705	29.181930	15.72%	63,327	2004
	16.297452	25.218705	54.74%	62,459	2003
	22.681958	16.297452	-28.15%	49,824	2002
	17.925387	22.681958	26.54%	21,803	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.665147	28.020726	23.63%	26,857	2010
	17.056405	22.665147	32.88%	33,800	2009
	27.972742	17.056405	-39.02%	35,514	2008
	27.765664	27.972742	0.75%	34,750	2007
	25.120487	27.765664	10.53%	35,998	2006
	22.670814	25.120487	10.81%	37,104	2005
	19.308104	22.670814	17.42%	36,254	2004
	13.879545	19.308104	39.11%	34,922	2003
	17.018889	13.879545	-18.45%	25,539	2002
	18.493168	17.018889	-7.97%	10,574	2001

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.724675	12.002966	11.92%	39,556	2010
	8.621508	10.724675	24.39%	36,108	2009
	14.953776	8.621508	-42.35%	47,082	2008
	14.013068	14.953776	6.71%	42,850	2007
	12.500702	14.013068	12.10%	44,394	2006
	11.793631	12.500702	6.00%	57,531	2005
	10.892809	11.793631	8.27%	59,918	2004
	8.659317	10.892809	25.79%	62,836	2003
	10.621089	8.659317	-18.47%	53,418	2002
	12.210612	10.621089	-13.02%	36,814	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.221893	9.274797	28.43%	78,512	2010
	5.595431	7.221893	29.07%	91,874	2009
	10.000000	5.595431	-44.05%	4,781	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.411702	10.519687	1.04%	17,506	2010
	9.853625	10.411702	5.66%	15,814	2009
	10.000000	9.853625	-1.46%	3,055	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.531767	14.878970	9.96%	789	2010
	10.973198	13.531767	23.32%	789	2009
	19.985594	10.973198	-45.09%	703	2008
	16.897939	19.985594	18.27%	879	2007
	13.606861	16.897939	24.19%	1,478	2006
	11.557498	13.606861	17.73%	1,491	2005
	10.128863	11.557498	14.10%	1,503	2004
	7.546232	10.128863	34.22%	1,921	2003
	10.252768	7.546232	-26.40%	5,492	2002
	12.802092	10.252768	-19.91%	904	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.118948	19.905457	9.86%	3,896	2010
	14.693709	18.118948	23.31%	3,937	2009
	26.754702	14.693709	-45.08%	3,921	2008
	22.613305	26.754702	18.31%	6,239	2007
	18.219188	22.613305	24.12%	7,086	2006
	15.475126	18.219188	17.73%	6,773	2005
	13.562236	15.475126	14.10%	5,813	2004
	10.000000	13.562236	35.62%	4,660	2003*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.942074	13.890956	7.33%	262,974	2010
	10.000000	12.942074	29.42%	586	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.916734	13.551092	4.91%	3,217	2010
	10.000000	12.916734	29.17%	5,010	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.492443	11.983456	14.21%	12,663	2010
	8.273910	10.492443	26.81%	11,670	2009
	13.311361	8.273910	-37.84%	19,955	2008
	13.800459	13.311361	-3.54%	25,267	2007
	12.069113	13.800459	14.35%	26,646	2006
	11.735400	12.069113	2.84%	20,091	2005
	10.124293	11.735400	15.91%	16,837	2004
	7.808298	10.124293	29.66%	9,394	2003
	10.573946	7.808298	-26.16%	6,312	2002
	12.202501	10.573946	-13.35%	5,216	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.706817	15.874668	7.94%	0	2010
	10.315688	14.706817	42.57%	86,925	2009
	19.193963	10.315688	-46.26%	86,640	2008
	17.046145	19.193963	12.60%	84,843	2007
	16.006534	17.046145	6.49%	97,147	2006
	15.437819	16.006534	3.68%	105,825	2005
	14.633993	15.437819	5.49%	112,870	2004
	11.328575	14.633993	29.18%	100,711	2003
	15.700970	11.328575	-27.85%	101,591	2002
	18.207193	15.700970	-13.77%	54,535	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.680692	21.372582	14.41%	43,906	2010
	13.555289	18.680692	37.81%	60,012	2009
	22.976209	13.555289	-41.00%	64,650	2008
	21.904136	22.976209	4.89%	63,256	2007
	18.865932	21.904136	16.10%	61,370	2006
	16.725308	18.865932	12.80%	61,511	2005
	14.223775	16.725308	17.59%	52,047	2004
	10.000000	14.223775	42.24%	45,399	2003*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.747140	13.438803	14.40%	42,357	2010
	8.519524	11.747140	37.88%	46,009	2009
	14.439213	8.519524	-41.00%	51,749	2008
	13.767875	14.439213	4.88%	53,699	2007
	11.857869	13.767875	16.11%	62,580	2006
	10.515171	11.857869	12.77%	68,311	2005
	8.944883	10.515171	17.56%	77,029	2004
	6.339745	8.944883	41.09%	81,969	2003
	8.253527	6.339745	-23.19%	123,691	2002
	9.512275	8.253527	-13.23%	49,448	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.492736	2.820207	13.14%	2,200	2010
	1.993510	2.492736	25.04%	2,183	2009
	9.573619	1.993510	-79.18%	2,135	2008
	10.000000	9.573619	-4.26%	1,804	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.694504	3.051895	13.26%	0	2010
	2.179565	2.694504	23.63%	0	2009
	10.359570	2.179565	-78.96%	0	2008
	10.512796	10.359570	-1.46%	1,580	2007
	10.000000	10.512796	5.13%	1,505	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.988148	13.731396	14.54%	83,765	2010
	9.472790	11.988148	26.55%	103,990	2009
	15.606456	9.472790	-39.30%	115,782	2008
	15.150935	15.606456	3.01%	89,096	2007
	13.351587	15.150935	13.48%	88,470	2006
	12.770576	13.351587	4.55%	91,962	2005
	11.826595	12.770576	7.98%	90,883	2004
	9.460540	11.826595	25.01%	93,570	2003
	11.810153	9.460540	-19.89%	77,169	2002
	13.326790	11.810153	-11.38%	44,886	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.092326	9.851723	21.74%	11,953	2010
	5.979109	8.092326	35.34%	10,119	2009
	9.749103	5.979109	-38.67%	6,652	2008
	10.004288	9.749103	-2.55%	5,388	2007
	10.000000	10.004288	0.04%	5,438	2006*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.471960	14.425526	25.75%	57,447	2010
	8.769449	11.471960	30.82%	53,724	2009
	17.453795	8.769449	-49.76%	51,974	2008
	16.640228	17.453795	4.89%	50,438	2007
	16.383114	16.640228	1.57%	47,446	2006
	14.784164	16.383114	10.82%	50,126	2005
	12.511950	14.784164	18.16%	49,000	2004
	10.098682	12.511950	23.90%	50,195	2003
	14.177025	10.098682	-28.77%	46,163	2002
	20.910873	14.177025	-32.20%	28,102	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.867188	11.725233	7.90%	1,109	2010
	10.000000	10.867188	8.67%	1,653	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.946630	11.358857	3.77%	8,966	2010
	10.000000	10.946630	9.47%	5,063	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.838646	12.626147	6.65%	0	2010
	10.140273	11.838646	16.75%	0	2009
	11.055641	10.140273	-8.28%	0	2008
	10.129406	11.055641	9.14%	0	2007
	10.000000	10.129406	1.29%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.937746	13.798602	6.65%	0	2010
	11.501340	12.937746	12.49%	0	2009
	11.130186	11.501340	3.33%	0	2008
	10.376152	11.130186	7.27%	0	2007
	10.000000	10.376152	3.76%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.844542	12.621497	28.21%	0	2010
	6.314237	9.844542	55.91%	0	2009
	11.283020	6.314237	-44.04%	0	2008
	11.000705	11.283020	2.57%	0	2007
	10.000000	11.000705	10.01%	0	2006*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series) - Q/NQ	8.951281	10.215975	14.13%	0	2010
	7.578555	8.951281	18.11%	0	2009
	12.468578	7.578555	-39.22%	0	2008
	11.608696	12.468578	7.41%	0	2007
	10.000000	11.608696	16.09%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.669714	9.395338	22.50%	0	2010
	5.400494	7.669714	42.02%	0	2009
	9.118956	5.400494	-40.78%	0	2008
	10.320878	9.118956	-11.65%	0	2007
	10.000000	10.320878	3.21%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.250996	11.180762	9.07%	0	2010
	8.271398	10.250996	23.93%	0	2009
	11.517362	8.271398	-28.18%	0	2008
	11.010997	11.517362	4.60%	0	2007
	10.000000	11.010997	10.11%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.209575	10.594846	15.04%	0	2010
	7.018770	9.209575	31.21%	0	2009
	11.555230	7.018770	-39.26%	0	2008
	11.393429	11.555230	1.42%	0	2007
	10.000000	11.393429	13.93%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.537717	14.277168	13.87%	0	2010
	7.356950	12.537717	70.42%	0	2009
	10.650762	7.356950	-30.93%	0	2008
	10.577747	10.650762	0.69%	0	2007
	10.000000	10.577747	5.78%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.951541	13.168176	20.24%	0	2010
	7.119358	10.951541	53.83%	0	2009
	11.751183	7.119358	-39.42%	0	2008
	10.805147	11.751183	8.76%	0	2007
	10.000000	10.805147	8.05%	0	2006*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.824826	12.579476	16.21%	0	2010
	7.623979	10.824826	41.98%	0	2009
	10.803640	7.623979	-29.43%	0	2008
	10.752333	10.803640	0.48%	0	2007
	10.000000	10.752333	7.52%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.485480	9.607057	28.34%	0	2010
	5.612552	7.485480	33.37%	0	2009
	10.780612	5.612552	-47.94%	0	2008
	10.348974	10.780612	4.17%	0	2007
	10.000000	10.348974	3.49%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.175667	9.408083	15.07%	0	2010
	6.218075	8.175667	31.48%	0	2009
	10.016465	6.218075	-37.92%	0	2008
	10.823320	10.016465	-7.45%	0	2007
	10.000000	10.823320	8.23%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.273962	10.240271	10.42%	1,183	2010
	7.933524	9.273962	16.90%	6,420	2009
	12.853332	7.933524	-38.28%	7,498	2008
	13.842674	12.853332	-7.15%	10,896	2007
	11.569217	13.842674	19.65%	9,734	2006
	10.969626	11.569217	5.47%	10,477	2005
	9.825122	10.969626	11.65%	11,267	2004
	8.056558	9.825122	21.95%	9,471	2003
	10.163417	8.056558	-20.73%	9,025	2002
	10.000000	10.163417	1.63%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.856767	11.180139	13.43%	398	2010
	7.977812	9.856767	23.55%	987	2009
	13.090961	7.977812	-39.06%	1,179	2008
	13.002334	13.090961	0.68%	1,971	2007
	11.388797	13.002334	14.17%	2,573	2006
	10.812441	11.388797	5.33%	2,946	2005
	9.793882	10.812441	10.40%	3,360	2004
	7.912177	9.793882	23.78%	4,453	2003
	10.185413	7.912177	-22.32%	5,157	2002
	10.000000	10.185413	1.85%	0	2001*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.541009	0.0541009	247	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.372014	10.963069	5.70%	47	2010
	9.589082	10.372014	8.16%	70	2009
	10.824988	9.589082	-11.42%	3,708	2008
	10.406425	10.824988	4.02%	4,876	2007
	10.000000	10.406425	4.06%	947	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.085823	37.985266	8.26%	3,344	2010
	27.314305	35.085823	28.45%	4,127	2009
	32.565389	27.314305	-16.12%	3,504	2008
	30.989172	32.565389	5.09%	3,824	2007
	28.348378	30.989172	9.32%	4,018	2006
	25.599081	28.348378	10.74%	4,508	2005
	23.577028	25.599081	8.58%	5,812	2004
	18.691227	23.577028	26.14%	7,661	2003
	17.347230	18.691227	7.75%	2,347	2002
	15.972670	17.347230	8.61%	759	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.911901	13.461645	4.26%	0	2010
	9.875959	12.911901	30.74%	0	2009
	18.079359	9.875959	-45.37%	0	2008
	15.994480	18.079359	13.03%	0	2007
	12.956307	15.994480	23.45%	0	2006
	11.824310	12.956307	9.57%	0	2005
	10.210629	11.824310	15.80%	0	2004
	8.123074	10.210629	25.70%	0	2003
	10.000000	8.123074	-18.77%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.438677	28.082748	25.15%	5,264	2010
	10.658815	22.438677	110.52%	6,639	2009
	30.653451	10.658815	-65.23%	4,695	2008
	22.589129	30.653451	35.70%	3,920	2007
	16.409772	22.589129	37.66%	3,111	2006
	12.614189	16.409772	30.09%	1,369	2005
	10.000000	12.614189	26.14%	797	2004*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	44.570461	55.770790	25.13%	1,810	2010
	21.193516	44.570461	110.30%	2,213	2009
	61.000464	21.193516	-65.26%	2,351	2008
	44.936453	61.000464	35.75%	3,145	2007
	32.653846	44.936453	37.61%	1,828	2006
	25.075792	32.653846	30.22%	2,116	2005
	20.191153	25.075792	24.19%	2,250	2004
	13.274041	20.191153	52.11%	2,684	2003
	13.857976	13.274041	-4.21%	2,649	2002
	14.308006	13.857976	-3.15%	1,271	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.165127	34.638842	27.51%	7,298	2010
	17.470460	27.165127	55.49%	6,747	2009
	32.855614	17.470460	-46.83%	4,270	2008
	22.918869	32.855614	43.36%	3,432	2007
	18.654364	22.918869	22.86%	3,591	2006
	12.471404	18.654364	49.58%	3,278	2005
	10.000000	12.471404	24.71%	140	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	41.949101	53.481851	27.49%	500	2010
	26.992877	41.949101	55.41%	625	2009
	50.790086	26.992877	-46.85%	257	2008
	35.422343	50.790086	43.38%	182	2007
	28.841712	35.422343	22.82%	181	2006
	19.275174	28.841712	49.63%	228	2005
	15.728084	19.275174	22.55%	444	2004
	11.011517	15.728084	42.83%	928	2003
	11.487829	11.011517	-4.15%	1,040	2002
	13.004291	11.487829	-11.66%	390	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.582440	11.728373	10.83%	2,835	2010
	8.442580	10.582440	25.35%	2,851	2009
	13.774088	8.442580	-38.71%	2,288	2008
	12.699717	13.774088	8.46%	2,288	2007
	11.323811	12.699717	12.15%	2,594	2006
	10.555138	11.323811	7.28%	2,594	2005
	9.756507	10.555138	8.19%	2,304	2004
	7.327517	9.756507	33.15%	1,969	2003
	9.702589	7.327517	-24.48%	1,258	2002
	9.804985	9.702589	-1.04%	689	2001

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.082528	16.361321	25.06%	4,104	2010
	10.000000	13.082528	30.83%	1,681	2009*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.715275	10.878283	24.82%	9,676	2010
	6.195961	8.715275	40.66%	2,881	2009
	10.000000	6.195961	-38.04%	573	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.183910	12.628349	3.65%	77,917	2010
	11.211657	12.183910	8.67%	78,391	2009
	11.554412	11.211657	-2.97%	82,414	2008
	10.703194	11.554412	7.95%	74,587	2007
	10.685142	10.703194	0.17%	74,070	2006
	10.669705	10.685142	0.14%	82,646	2005
	10.226939	10.669705	4.33%	54,701	2004
	10.000000	10.226939	2.27%	30,432	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.539646	12.987835	12.55%	111,797	2010
	9.910108	11.539646	16.44%	134,406	2009
	15.365439	9.910108	-35.50%	148,900	2008
	15.595327	15.365439	-1.47%	175,549	2007
	13.507947	15.595327	15.45%	223,099	2006
	13.092858	13.507947	3.17%	295,203	2005
	11.751833	13.092858	11.41%	333,168	2004
	9.213961	11.751833	27.54%	347,572	2003
	11.590032	9.213961	-20.50%	206,254	2002
	12.827110	11.590032	-9.64%	119,298	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.021379	15.663029	11.71%	0	2010
	10.630932	14.021379	31.89%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.171685	11.960402	17.59%	20,830	2010
	7.938834	10.171685	28.13%	27,303	2009
	10.643035	7.938834	-25.41%	25,559	2008
	11.049729	10.643035	-3.68%	22,560	2007
	10.000000	11.049729	10.50%	14,220	2006*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.052167	19.070465	11.84%	0	2010
	14.428331	17.052167	18.19%	355,270	2009
	19.984662	14.428331	-27.80%	428,685	2008
	21.367955	19.984662	-6.47%	577,966	2007
	18.263666	21.367955	17.00%	657,610	2006
	17.634549	18.263666	3.57%	737,836	2005
	15.642757	17.634549	12.73%	724,622	2004
	12.302130	15.642757	27.15%	742,900	2003
	14.279045	12.302130	-13.84%	526,449	2002
	12.836968	14.279045	11.23%	186,267	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.063857	13.056117	8.23%	33,887	2010
	10.000000	12.063857	20.64%	24,069	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.101066	11.177959	10.66%	0	2010
	10.000000	10.101066	1.01%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.838463	12.232045	12.86%	1,047	2010
	10.000000	10.838463	8.38%	1,591	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.178690	15.109725	24.07%	47,770	2010
	9.879210	12.178690	23.28%	59,773	2009
	14.503198	9.879210	-31.88%	66,957	2008
	14.807242	14.503198	-2.05%	70,853	2007
	13.125399	14.807242	12.81%	90,238	2006
	12.413331	13.125399	5.74%	78,207	2005
	10.329023	12.413331	20.18%	78,756	2004
	7.603070	10.329023	35.85%	85,123	2003
	10.000000	7.603070	-23.97%	38,930	2002*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.970594	11.287657	13.21%	80,239	2010
	7.560169	9.970594	31.88%	97,241	2009
	11.692955	7.560169	-35.34%	115,234	2008
	11.003223	11.692955	6.27%	124,633	2007
	10.218827	11.003223	7.68%	127,639	2006
	10.001884	10.218827	2.17%	132,112	2005
	9.550729	10.001884	4.72%	138,837	2004
	7.687264	9.550729	24.24%	138,361	2003
	10.972704	7.687264	-29.94%	104,936	2002
	14.374715	10.972704	-23.67%	75,381	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.419938	12.930981	13.23%	398,249	2010
	9.167807	11.419938	24.57%	482,263	2009
	14.792314	9.167807	-38.02%	532,213	2008
	14.254382	14.792314	3.77%	622,256	2007
	12.516404	14.254382	13.89%	796,772	2006
	12.124769	12.516404	3.23%	885,200	2005
	11.114277	12.124769	9.09%	1,004,366	2004
	8.781243	11.114277	26.57%	1,129,801	2003
	11.471393	8.781243	-23.45%	891,752	2002
	13.249172	11.471393	-13.42%	472,546	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.692396	14.431777	13.70%	112,460	2010
	10.503190	12.692396	20.84%	139,251	2009
	15.120919	10.503190	-30.54%	159,113	2008
	14.315710	15.120919	5.62%	193,038	2007
	12.464569	14.315710	14.85%	224,513	2006
	12.110835	12.464569	2.92%	253,303	2005
	11.692755	12.110835	3.58%	313,973	2004
	9.786828	11.692755	19.47%	328,149	2003
	11.917939	9.786828	-17.88%	181,918	2002
	13.329025	11.917939	-10.59%	71,688	2001

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	15.116816	15.569361	2.99%	1,680	2010
	11.705782	15.116816	29.14%	4,004	2009
	18.941417	11.705782	-38.20%	4,146	2008
	18.445665	18.941417	2.69%	9,311	2007
	15.258718	18.445665	20.89%	9,311	2006
	13.830329	15.258718	10.33%	9,311	2005
	11.686650	13.830329	18.34%	9,368	2004
	8.692270	11.686650	34.45%	9,042	2003
	10.043862	8.692270	-13.46%	251	2002
	10.000000	10.043862	0.44%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.671768	11.213922	29.32%	2,089	2010
	6.978017	8.671768	24.27%	2,089	2009
	11.340533	6.978017	-38.47%	2,089	2008
	12.932811	11.340533	-12.31%	2,089	2007
	12.639434	12.932811	2.32%	2,089	2006
	12.115560	12.639434	4.32%	2,089	2005
	11.036006	12.115560	9.78%	1,947	2004
	8.499150	11.036006	29.85%	1,510	2003
	10.658189	8.499150	-20.26%	0	2002
	10.000000	10.658189	6.58%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.906875	15.948207	6.99%	231,868	2010
	12.553222	14.906875	18.75%	345,404	2009
	13.732251	12.553222	-8.59%	362,473	2008
	13.216733	13.732251	3.90%	415,769	2007
	12.869267	13.216733	2.70%	476,533	2006
	12.884321	12.869267	-0.12%	538,825	2005
	12.610763	12.884321	2.17%	587,816	2004
	12.222015	12.610763	3.18%	659,834	2003
	11.340121	12.222015	7.78%	526,163	2002
	10.648571	11.340121	6.49%	189,641	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.176442	11.312070	11.16%	11,565	2010
	8.313085	10.176442	22.41%	16,705	2009
	11.253089	8.313085	-26.13%	22,976	2008
	10.505459	11.253089	7.12%	17,414	2007
	10.000000	10.505459	5.05%	0	2006*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.630658	10.874747	12.92%	9,643	2010
	7.584783	9.630658	26.97%	13,178	2009
	11.432335	7.584783	-33.65%	2,521	2008
	10.525423	11.432335	8.62%	6,754	2007
	10.000000	10.525423	5.25%	3,898	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.146676	10.461668	14.38%	4,696	2010
	7.059531	9.146676	29.56%	3,208	2009
	11.562493	7.059531	-38.94%	1,866	2008
	10.545563	11.562493	9.64%	5,277	2007
	10.000000	10.545563	5.46%	1,954	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.776459	20.526510	15.47%	0	2010
	13.289253	17.776459	33.77%	559,628	2009
	23.487077	13.289253	-43.42%	653,484	2008
	20.272919	23.487077	15.85%	845,523	2007
	18.424638	20.272919	10.03%	932,030	2006
	15.991270	18.424638	15.22%	946,753	2005
	14.061341	15.991270	13.73%	824,183	2004
	11.110642	14.061341	26.56%	713,455	2003
	12.441038	11.110642	-10.69%	397,414	2002
	14.398694	12.441038	-13.60%	134,317	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.801514	10.340902	17.49%	61,716	2010
	6.048851	8.801514	45.51%	91,889	2009
	13.455244	6.048851	-55.04%	61,032	2008
	9.370407	13.455244	43.59%	40,748	2007
	10.000000	9.370407	-6.30%	5,391	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.750014	14.468450	13.48%	417,581	2010
	9.944576	12.750014	28.21%	536,258	2009
	17.603654	9.944576	-43.51%	621,303	2008
	17.605402	17.603654	-0.01%	708,916	2007
	14.868984	17.605402	18.40%	786,518	2006
	14.258511	14.868984	4.28%	957,243	2005
	12.983123	14.258511	9.82%	1,068,464	2004
	10.111588	12.983123	28.40%	1,006,771	2003
	12.355466	10.111588	-18.16%	604,917	2002
	13.203880	12.355446	-6.43%	227,625	2001

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.785067	9.491901	21.92%	0	2010
	5.418346	7.785067	43.68%	27,075	2009
	12.228638	5.418346	-55.69%	39,371	2008
	10.080384	12.228638	21.31%	34,185	2007
	9.708462	10.080384	3.83%	39,579	2006
	9.044412	9.708462	7.34%	54,091	2005
	8.567950	9.044412	5.56%	58,927	2004
	6.701675	8.567950	27.85%	59,605	2003
	8.704709	6.701675	-23.01%	76,767	2002
	10.319040	8.704709	-15.64%	57,997	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.279106	12.573533	22.32%	256,862	2010
	8.135167	10.279106	26.35%	360,624	2009
	15.636843	8.135167	-47.97%	381,031	2008
	12.500955	15.636843	25.09%	455,685	2007
	11.878333	12.500955	5.24%	531,969	2006
	11.399783	11.878333	4.20%	590,505	2005
	11.196253	11.399783	1.82%	691,124	2004
	8.551687	11.196253	30.92%	712,442	2003
	12.425772	8.551687	-31.18%	522,078	2002
	15.318941	12.425772	-18.89%	313,707	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.055544	13.525764	12.20%	57,578	2010
	8.504019	12.055544	41.76%	85,423	2009
	11.509516	8.504019	-26.11%	107,747	2008
	11.371725	11.509516	1.21%	138,937	2007
	10.373232	11.371725	9.63%	226,261	2006
	10.261209	10.373232	1.09%	320,282	2005
	9.506798	10.261209	7.94%	291,369	2004
	7.593653	9.506798	25.19%	354,067	2003
	7.432559	7.593653	2.17%	168,061	2002
	8.556624	7.432559	-13.14%	117,563	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.280217	11.521192	12.07%	32,889	2010
	7.243785	10.280217	41.92%	58,385	2009
	9.792776	7.243785	-26.03%	39,559	2008
	10.000000	9.792776	-2.07%	29,973	2007

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.036092	12.778972	6.17%	148,981	2010
	10.552916	12.036092	14.05%	164,495	2009
	11.073183	10.552916	-4.70%	102,991	2008
	10.777370	11.073183	2.74%	150,644	2007
	10.479364	10.777370	2.84%	87,797	2006
	10.411178	10.479364	0.65%	58,933	2005
	10.121844	10.411178	2.86%	30,209	2004
	10.000000	10.121844	1.22%	10,666	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.234738	11.719144	26.90%	126,874	2010
	6.689160	9.234738	38.06%	112,248	2009
	11.215287	6.689160	-40.36%	93,279	2008
	9.849935	11.215287	13.86%	108,595	2007
	10.000000	9.849935	-1.50%	54,332	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.290321	15.921110	11.41%	11,959	2010
	11.462720	14.290321	24.67%	12,353	2009
	20.710438	11.462720	-44.65%	11,413	2008
	17.922234	20.710438	15.56%	12,171	2007
	15.410290	17.922234	16.30%	20,588	2006
	13.136258	15.410290	17.31%	23,435	2005
	11.739347	13.136258	11.90%	26,761	2004
	8.313864	11.739347	41.20%	34,425	2003
	10.585490	8.313864	-21.46%	36,765	2002
	13.637938	10.585490	-22.38%	40,748	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.281875	14.799842	11.43%	81,293	2010
	10.649405	13.281875	24.72%	96,620	2009
	19.245422	10.649405	-44.67%	113,866	2008
	16.651827	19.245422	15.58%	143,635	2007
	14.317604	16.651827	16.30%	163,801	2006
	12.209635	14.317604	17.26%	150,602	2005
	10.910427	12.209635	11.91%	157,984	2004
	7.724242	10.910427	41.25%	146,510	2003
	10.000000	7.724242	-22.76%	62,517	2002*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.722632	14.616436	24.69%	26,413	2010
	7.553572	11.722632	55.19%	28,005	2009
	15.691143	7.553572	-51.86%	37,491	2008
	15.071219	15.691143	4.11%	37,991	2007
	13.154007	15.071219	14.58%	40,299	2006
	13.007940	13.154007	1.12%	39,379	2005
	11.573740	13.007940	12.39%	61,344	2004
	7.438892	11.573740	55.58%	48,345	2003
	10.000000	7.438892	-25.61%	25,660	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.540823	11.710454	11.10%	70,126	2010
	7.884068	10.540823	33.70%	55,476	2009
	11.367190	7.884068	-30.64%	46,072	2008
	11.112000	11.367190	2.30%	48,997	2007
	10.000000	11.112000	11.12%	51,201	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.216525	10.388032	26.43%	40,622	2010
	6.452025	8.216525	27.35%	52,738	2009
	9.769322	6.452025	-33.96%	24,162	2008
	10.150386	9.769322	-3.75%	36,186	2007
	10.000000	10.150386	1.50%	18,972	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.468198	9.205881	8.71%	7,550	2010
	6.593718	8.468198	28.43%	8,142	2009
	10.000000	6.593718	-34.06%	235	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.746557	12.451999	15.87%	36,113	2010
	6.313407	10.746557	70.22%	54,293	2009
	13.529433	6.313407	-53.34%	23,234	2008
	10.662627	13.529433	26.89%	38,354	2007
	10.000000	10.662627	6.63%	5,798	2006*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.333510	15.359041	7.15%	0	2010
	10.584566	14.333510	35.42%	0	2009
	17.962143	10.584566	-41.07%	0	2008
	15.734309	17.962143	14.16%	0	2007
	13.112067	15.734309	20.00%	0	2006
	12.036709	13.112067	8.93%	0	2005
	10.269420	12.036709	17.21%	0	2004
	7.857358	10.269420	30.70%	0	2003
	10.000000	7.857358	-21.43%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.819093	10.495628	6.89%	20,611	2010
	7.258526	9.819093	35.28%	16,357	2009
	12.350333	7.258526	-41.23%	32,235	2008
	10.850622	12.350333	13.82%	36,444	2007
	10.000000	10.850622	8.51%	17,560	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.009423	15.799654	12.78%	110,438	2010
	11.971313	14.009423	17.02%	105,458	2009
	11.431762	11.971313	4.72%	82,773	2008
	10.442823	11.431762	9.47%	69,505	2007
	10.000000	10.442823	4.43%	17,308	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.312029	3.12%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.287082	12.87%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.673843	9.877208	13.87%	2,589	2010
	7.265501	8.673843	19.38%	3,863	2009
	12.813878	7.265501	-43.30%	3,832	2008
	11.602868	12.813878	10.44%	3,824	2007
	11.069772	11.602868	4.82%	3,809	2006
	10.315045	11.069772	7.32%	3,823	2005
	9.811390	10.315045	5.13%	3,654	2004
	7.682655	9.811390	27.71%	2,612	2003
	10.300772	7.682655	-25.42%	0	2002
	10.000000	10.300772	3.01%	0	2001*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.322973	8.318444	13.59%	1,657	2010
	6.152307	7.322973	19.03%	1,174	2009
	10.875701	6.152307	-43.43%	1,641	2008
	9.872617	10.875701	10.16%	3,016	2007
	10.000000	9.872617	-1.27%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.013895	9.361401	16.81%	124	2010
	5.724115	8.013895	40.00%	124	2009
	10.980495	5.724115	-47.87%	751	2008
	10.074567	10.980495	8.99%	17,203	2007
	10.000000	10.074567	0.75%	691	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	12.107484	13.078812	8.02%	15,324	2010
	9.571006	12.107484	26.50%	20,534	2009
	13.895439	9.571006	-31.12%	6,126	2008
	13.035751	13.895439	6.59%	6,120	2007
	11.328215	13.035751	15.07%	6,114	2006
	10.909081	11.328215	3.84%	2,739	2005
	10.153325	10.909081	7.44%	2,735	2004
	8.276292	10.153325	22.68%	2,725	2003
	9.943377	8.276292	-16.77%	1,542	2002
	10.000000	9.943377	-0.57%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.426437	10.824680	3.82%	0	2010
	8.282354	10.426437	25.89%	0	2009
	11.768074	8.282354	-29.62%	0	2008
	10.671018	11.768074	10.28%	0	2007
	10.000000	10.671018	6.71%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.400806	9.733961	15.87%	0	2010
	6.477839	8.400806	29.69%	0	2009
	11.869320	6.477839	-45.42%	0	2008
	12.744751	11.869320	-6.87%	0	2007
	10.000000	12.744751	27.45%	0	2006*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.598334	18.471341	11.28%	0	2010
	12.447264	16.598334	33.35%	0	2009
	21.174672	12.447264	-41.22%	0	2008
	18.721215	21.174672	13.11%	0	2007
	14.805963	18.721215	26.44%	0	2006
	12.732798	14.805963	16.28%	0	2005
	10.413687	12.732798	22.27%	0	2004
	8.183208	10.413687	27.26%	0	2003
	10.000000	8.183208	-18.17%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.437776	22.971594	7.15%	33,949	2010
	10.000000	21.437776	23.30%	20,744	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.107636	9.562054	4.99%	265,471	2010
	6.326003	9.107636	43.97%	313,610	2009
	11.520915	6.326003	-45.09%	323,690	2008
	8.552224	11.520915	34.71%	337,744	2007
	7.948696	8.552224	7.59%	375,442	2006
	7.161930	7.948696	10.99%	478,824	2005
	6.157266	7.161930	16.32%	443,052	2004
	5.193752	6.157266	18.55%	499,682	2003
	6.265584	5.193752	-17.11%	501,069	2002
	8.129929	6.265584	-22.93%	397,428	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.286059	15.084254	22.78%	25,426	2010
	7.931839	12.286059	54.90%	25,052	2009
	14.338854	7.931839	-44.68%	27,308	2008
	11.944978	14.338854	20.04%	28,109	2007
	11.223011	11.944978	6.43%	35,764	2006
	10.223851	11.223011	9.77%	34,076	2005
	10.283100	10.223851	-0.58%	28,548	2004
	7.088099	10.283100	45.08%	34,790	2003
	10.000000	7.088099	-29.12%	47,695	2002*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.015918	4.925784	22.66%	42,464	2010
	2.595933	4.015918	54.70%	48,436	2009
	4.699186	2.595933	-44.76%	55,749	2008
	3.916461	4.699186	19.99%	65,086	2007
	3.683574	3.916461	6.32%	75,546	2006
	3.348910	3.683574	9.99%	96,140	2005
	3.377335	3.348910	-0.84%	113,391	2004
	2.338439	3.377335	44.43%	163,024	2003
	4.015227	2.338439	-41.76%	228,302	2002
	6.497274	4.015227	-38.20%	257,424	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.759654	29.291247	23.28%	87,735	2010
	13.456513	23.759654	76.57%	115,641	2009
	28.558402	13.456513	-52.88%	121,535	2008
	22.616725	28.558402	26.27%	130,570	2007
	15.635606	22.616725	44.65%	123,218	2006
	12.011186	15.635606	30.18%	103,388	2005
	10.261664	12.011186	17.05%	89,336	2004
	7.735029	10.261664	32.66%	84,816	2003
	10.000000	7.735029	-22.65%	60,459	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.832197	17.050778	23.27%	71,364	2010
	7.834034	13.832197	76.57%	96,622	2009
	16.632567	7.834034	-52.90%	108,476	2008
	13.177706	16.632567	26.22%	129,762	2007
	9.114282	13.177706	44.58%	107,658	2006
	7.005646	9.114282	30.10%	117,814	2005
	5.986432	7.005646	17.03%	131,014	2004
	4.512894	5.986432	32.65%	157,044	2003
	6.165048	4.512894	-26.80%	189,081	2002
	8.166613	6.165048	-24.51%	225,860	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.730542	14.279258	21.73%	17,260	2010
	9.390184	11.730542	24.92%	17,170	2009
	14.258726	9.390184	-34.14%	23,067	2008
	14.115945	14.258726	1.01%	34,347	2007
	12.252465	14.115945	15.21%	54,047	2006
	11.377764	12.252465	7.69%	87,022	2005
	10.000000	11.377764	13.78%	43,483	2004*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.391265	10.298488	9.66%	66,724	2010
	7.778283	9.391265	20.74%	69,043	2009
	11.729383	7.778283	-33.69%	49,184	2008
	11.057180	11.729383	6.08%	33,739	2007
	10.000000	11.057180	10.57%	23,283	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.742489	7.42%	479	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.067484	10.451154	3.81%	28,670	2010
	9.009695	10.067484	11.74%	53,430	2009
	10.555062	9.009695	-14.64%	46,029	2008
	10.218181	10.555062	3.30%	83,291	2007
	9.944989	10.218181	2.75%	62,045	2006
	9.942308	9.944989	0.03%	47,697	2005
	10.005513	9.942308	-0.63%	38,839	2004
	10.000000	10.005513	0.06%	3,319	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.962419	8.211320	17.94%	2,771	2010
	5.752371	6.962419	21.04%	2,858	2009
	9.639072	5.752371	-40.32%	2,871	2008
	9.726615	9.639072	-0.90%	134	2007
	10.000000	9.726615	-2.73%	122	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.936610	13.248211	21.14%	9,745	2010
	8.439623	10.936610	29.59%	2,042	2009
	14.134860	8.439623	-40.29%	3,461	2008
	13.322362	14.134860	6.10%	36,552	2007
	11.882732	13.322362	12.12%	22,653	2006
	11.277640	11.882732	5.37%	2,604	2005
	10.000000	11.277640	12.78%	2,224	2004*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.631125	7.796820	17.58%	38,369	2010
	5.038723	6.631125	31.60%	73,592	2009
	8.337574	5.038723	-39.57%	44,893	2008
	7.074000	8.337574	17.86%	43,621	2007
	6.757391	7.074000	4.69%	55,217	2006
	6.434764	6.757391	5.01%	64,816	2005
	6.033943	6.434764	6.64%	66,524	2004
	4.610169	6.033943	30.88%	80,682	2003
	6.559782	4.610169	-29.72%	69,402	2002
	9.258498	6.559782	-29.15%	84,659	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.446849	13.925107	11.88%	427,976	2010
	10.000000	12.446849	24.47%	139	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.221689	10.185355	10.45%	116,465	2010
	7.578222	9.221689	21.69%	181,599	2009
	10.944829	7.578222	-30.76%	199,947	2008
	10.458763	10.944829	4.65%	96,194	2007
	10.000000	10.458763	4.59%	24,861	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.417221	10.886683	4.51%	134,565	2010
	9.420556	10.417221	10.58%	147,714	2009
	10.600857	9.420556	-11.13%	147,296	2008
	10.440837	10.600857	1.53%	75,427	2007
	10.000000	10.440837	4.41%	16,231	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.230924	11.227749	9.74%	97,632	2010
	7.327629	10.230924	39.62%	131,947	2009
	12.111276	7.327629	-39.50%	122,099	2008
	10.741225	12.111276	12.76%	52,951	2007
	10.000000	10.741225	7.41%	8,477	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.526248	9.936478	16.54%	75,920	2010
	6.230855	8.526248	36.84%	100,987	2009
	11.327974	6.230855	-45.00%	108,714	2008
	10.267965	11.327974	10.32%	39,974	2007
	10.000000	10.267965	2.68%	24,543	2006*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.711392	8.437999	9.42%	57,594	2010
	5.984290	7.711392	28.86%	60,151	2009
	9.799507	5.984290	-38.93%	42,888	2008
	10.000000	9.799507	-2.00%	10,648	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.890479	16.613435	11.57%	41,751	2010
	10.343788	14.890479	43.96%	54,391	2009
	14.568352	10.343788	-29.00%	62,904	2008
	14.327225	14.568352	1.68%	78,696	2007
	13.137103	14.327225	9.06%	120,892	2006
	13.013356	13.137103	0.95%	167,609	2005
	11.987751	13.013356	8.56%	242,915	2004
	9.943317	11.987751	20.56%	259,992	2003
	9.769394	9.943317	1.78%	120,947	2002
	9.507993	9.769394	2.75%	42,290	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.828576	13.197926	11.58%	81,043	2010
	8.212227	11.828576	44.04%	62,486	2009
	11.583704	8.212227	-29.11%	75,779	2008
	11.388285	11.583704	1.72%	74,848	2007
	10.442736	11.388285	9.05%	66,247	2006
	10.000000	10.442736	4.43%	39,114	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.742536	8.825688	13.99%	164,491	2010
	5.133661	7.742536	50.82%	211,572	2009
	10.000000	5.133661	-48.66%	2,138	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.937739	9.672275	21.85%	8,177	2010
	6.120401	7.937739	29.69%	17,682	2009
	10.000000	6.120401	-38.80%	27,646	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.092734	9.172909	13.35%	0	2010
	6.352856	8.092734	27.39%	0	2009
	10.000000	6.352856	-36.47%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.350064	10.178550	8.86%	47,133	2010
	7.914141	9.350064	18.14%	13,812	2009
	10.000000	7.914141	-20.86%	0	2008*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.805424	9.757848	10.82%	2,527	2010
	7.192456	8.805424	22.43%	0	2009
	10.000000	7.192456	-28.08%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.100382	10.636271	5.31%	19,288	2010
	9.063670	10.100382	11.44%	10,490	2009
	10.000000	9.063670	-9.36%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.078170	9.968937	9.81%	36,340	2010
	7.550034	9.078170	20.24%	22,781	2009
	10.000000	7.550034	-24.50%	4,058	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.523825	9.523283	11.73%	0	2010
	6.829631	8.523825	24.81%	0	2009
	10.000000	6.829631	-31.70%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.623621	10.346130	7.51%	10,427	2010
	8.293877	9.623621	16.03%	3,513	2009
	10.000000	8.293877	-17.06%	4,712	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.567560	11.154881	5.56%	59,330	2010
	9.852148	10.567560	7.26%	63,102	2009
	10.000000	9.852148	-1.48%	3,188	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.292531	12.037904	6.60%	11,217	2010
	9.836146	11.292531	14.81%	7,256	2009
	10.000000	9.836146	-1.64%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.335735	25.585692	14.55%	1,611	2010
	13.870698	22.335735	61.03%	1,667	2009
	33.307042	13.870698	-58.36%	4,249	2008
	23.205358	33.307042	43.53%	2,103	2007
	17.213353	23.205358	34.81%	3,109	2006
	13.161389	17.213353	30.79%	3,211	2005
	11.054993	13.161389	19.05%	3,211	2004
	6.784099	11.054993	62.95%	3,211	2003
	8.116661	6.784099	-16.42%	3,389	2002
	8.682706	8.116661	-6.52%	5,193	2001

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.662454	28.260426	14.59%	36,362	2010
	15.299635	24.662454	61.20%	46,162	2009
	36.797325	15.299635	-58.42%	56,129	2008
	25.642476	36.797325	43.50%	77,376	2007
	19.031401	25.642476	34.74%	82,398	2006
	14.549538	19.031401	30.80%	92,005	2005
	12.219653	14.549538	19.07%	61,140	2004
	7.500827	12.219653	62.91%	25,551	2003
	10.000000	7.500827	-24.99%	11,212	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.694661	15.181780	3.31%	441,224	2010
	14.513118	14.694661	1.25%	535,171	2009
	13.664343	14.513118	6.21%	582,925	2008
	12.933561	13.664343	5.65%	630,505	2007
	12.692608	12.933561	1.90%	621,476	2006
	12.465513	12.692608	1.82%	679,444	2005
	12.243119	12.465513	1.82%	767,625	2004
	12.173458	12.243119	0.57%	875,771	2003
	11.124403	12.173458	9.43%	765,003	2002
	10.519995	11.124403	5.75%	264,101	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.488624	11.716421	11.71%	2,011	2010
	8.200240	10.488624	27.91%	2,109	2009
	15.417748	8.200240	-46.81%	2,109	2008
	12.299092	15.417748	25.36%	1,634	2007
	9.380789	12.299092	31.11%	36	2006
	7.306337	9.380789	28.39%	1,544	2005
	6.489005	7.306337	12.60%	1,544	2004
	4.852467	6.489005	33.73%	1,676	2003
	6.484565	4.852467	-25.17%	2,065	2002
	9.218392	6.484565	-29.66%	4,333	2001

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.757493	18.715659	11.69%	18,874	2010
	13.106515	16.757493	27.86%	28,222	2009
	24.634597	13.106515	-46.80%	32,773	2008
	19.651130	24.634597	25.36%	46,295	2007
	14.989960	19.651130	31.10%	27,086	2006
	11.678247	14.989960	28.36%	32,637	2005
	10.357459	11.678247	12.75%	13,210	2004
	7.761892	10.357459	33.44%	12,545	2003
	10.000000	7.761892	-22.38%	7,668	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.334511	8.825898	5.90%	299	2010
	6.572504	8.334511	26.81%	0	2009
	11.713296	6.572504	-43.89%	0	2008
	10.860812	11.713296	7.85%	184	2007
	10.000000	10.860812	8.61%	4,912	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.028363	13.595059	13.03%	110,211	2010
	9.590102	12.028363	25.42%	144,531	2009
	15.400568	9.590102	-37.73%	154,256	2008
	14.742058	15.400568	4.47%	180,573	2007
	12.792856	14.742058	15.24%	210,907	2006
	12.020568	12.792856	6.42%	225,477	2005
	10.691584	12.020568	12.43%	199,263	2004
	8.222834	10.691584	30.02%	155,281	2003
	10.000000	8.222834	-17.77%	35,763	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.531239	12.485749	8.28%	2,155	2010
	10.000000	11.531239	15.31%	1,115	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.090220	13.355194	10.46%	0	2010
	10.000000	12.090220	20.90%	0	2009*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.024651	12.554982	4.41%	145,985	2010
	11.179749	12.024651	7.56%	151,771	2009
	12.065159	11.179749	-7.34%	172,359	2008
	11.612509	12.065159	3.90%	100,728	2007
	11.093142	11.612509	4.68%	126,764	2006
	10.890089	11.093142	1.86%	85,574	2005
	10.553714	10.890089	3.19%	107,671	2004
	9.919273	10.553714	6.40%	111,638	2003
	10.000000	9.919273	-0.81%	34,834	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.188811	13.329878	9.36%	796,260	2010
	10.376310	12.188811	17.47%	1,041,046	2009
	13.702051	10.376310	-24.27%	1,030,858	2008
	13.153254	13.702051	4.17%	1,270,417	2007
	11.979453	13.153254	9.80%	1,163,868	2006
	11.532734	11.979453	3.87%	1,122,851	2005
	10.678199	11.532734	8.00%	1,147,126	2004
	9.020903	10.678199	18.37%	1,097,873	2003
	10.000000	9.020903	-9.79%	437,562	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.252537	13.631623	11.26%	524,639	2010
	9.989754	12.252537	22.65%	843,892	2009
	14.767442	9.989754	-32.35%	882,111	2008
	14.110426	14.767442	4.66%	1,071,084	2007
	12.493570	14.110426	12.94%	1,111,525	2006
	11.833566	12.493570	5.58%	1,211,062	2005
	10.706793	11.833566	10.52%	1,159,543	2004
	8.574196	10.706793	24.87%	866,370	2003
	10.000000	8.574196	-14.26%	387,124	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.261505	13.119542	7.00%	217,686	2010
	10.854964	12.261505	12.96%	248,347	2009
	12.958668	10.854964	-16.23%	276,552	2008
	12.416152	12.958668	4.37%	334,398	2007
	11.613758	12.416152	6.91%	347,709	2006
	11.272511	11.613758	3.03%	377,899	2005
	10.668780	11.272511	5.66%	413,766	2004
	9.516564	10.668780	12.11%	370,679	2003
	10.000000	9.516564	-4.83%	122,836	2002*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.905984	27.258994	24.44%	93,667	2010
	16.245788	21.905984	34.84%	142,877	2009
	25.932810	16.245788	-37.35%	175,068	2008
	24.454381	25.932810	6.05%	209,015	2007
	22.568763	24.454381	8.35%	255,755	2006
	20.417909	22.568763	10.53%	326,730	2005
	17.892866	20.417909	14.11%	341,874	2004
	13.476762	17.892866	32.77%	334,872	2003
	16.138025	13.476762	-16.49%	202,393	2002
	16.585077	16.138025	-2.70%	56,039	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.729216	11.565023	-1.40%	470,968	2010
	11.890766	11.729216	-1.36%	732,434	2009
	11.816919	11.890766	0.62%	1,191,917	2008
	11.437465	11.816919	3.32%	812,858	2007
	11.096705	11.437465	3.07%	560,557	2006
	10.961374	11.096705	1.23%	452,924	2005
	11.027537	10.961374	-0.60%	466,370	2004
	11.114578	11.027537	-0.78%	673,521	2003
	11.137467	11.114578	-0.21%	541,314	2002
	10.903584	11.137467	2.15%	267,088	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.470434	15.778518	9.04%	66,810	2010
	11.799208	14.470434	22.64%	80,095	2009
	14.468591	11.799208	-18.45%	80,303	2008
	14.026433	14.468591	3.15%	137,512	2007
	13.568574	14.026433	3.37%	150,465	2006
	13.467108	13.568574	0.75%	140,348	2005
	12.820626	13.467108	5.04%	144,313	2004
	11.597439	12.820626	10.55%	134,368	2003
	10.971350	11.597439	5.71%	110,591	2002
	10.680606	10.971350	2.72%	39,423	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.451439	15.138326	12.54%	0	2010
	10.000000	13.451439	34.51%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.184265	9.202487	12.44%	179,181	2010
	6.082741	8.184265	34.55%	176,674	2009
	10.000000	6.082741	-39.17%	18,297	2008*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.023225	15.718480	4.63%	12,656	2010
	11.735032	15.023225	28.02%	20,726	2009
	22.177588	11.735032	-47.09%	32,479	2008
	21.853598	22.177588	1.48%	37,882	2007
	18.055902	21.853598	21.03%	40,234	2006
	16.341750	18.055902	10.49%	28,074	2005
	13.781443	16.341750	18.58%	14,324	2004
	10.000000	13.781443	37.81%	4,210	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.067649	9.188587	13.89%	110,204	2010
	6.304802	8.067649	27.96%	64,030	2009
	10.000000	6.304802	-36.95%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.416860	4.17%	30,681	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.900785	8.783164	11.17%	5,119	2010
	6.289031	7.900785	25.63%	8,817	2009
	10.000000	6.289031	-37.11%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.797173	9.749946	25.04%	303,312	2010
	6.220733	7.797173	25.34%	394,434	2009
	10.000000	6.220733	-37.79%	7,682	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.611937	10.158513	17.96%	293,700	2010
	6.694455	8.611937	28.64%	331,540	2009
	10.000000	6.694455	-33.06%	14,280	2008*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.198962	13.852352	23.69%	50,005	2010
	8.910934	11.198962	25.68%	69,438	2009
	16.867623	8.910934	-47.17%	79,122	2008
	15.588507	16.867623	8.21%	93,854	2007
	15.318030	15.588507	1.77%	102,117	2006
	14.372068	15.318030	6.58%	148,777	2005
	12.851906	14.372068	11.83%	160,007	2004
	9.707740	21.851906	32.39%	229,281	2003
	14.758730	9.707740	-34.22%	164,717	2002
	16.789563	14.758730	-12.10%	59,700	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	26.130932	32.620202	24.83%	92,050	2010
	20.997459	26.130932	24.45%	132,361	2009
	31.388067	20.997459	-33.10%	156,941	2008
	34.193682	31.388067	-8.21%	187,020	2007
	29.564986	34.193682	15.66%	225,571	2006
	29.089641	29.564986	1.63%	289,015	2005
	25.151693	29.089641	15.66%	326,720	2004
	16.262376	25.151693	54.66%	345,165	2003
	22.644645	16.262376	-28.18%	219,229	2002
	17.905028	22.644645	26.47%	69,911	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.536251	27.847272	23.57%	125,999	2010
	16.967998	22.536251	32.82%	137,610	2009
	27.841912	16.967998	-39.06%	169,391	2008
	27.649899	27.841912	0.69%	222,352	2007
	25.028404	27.649899	10.47%	240,337	2006
	22.599126	25.028404	10.75%	271,866	2005
	19.256799	22.599126	17.36%	288,542	2004
	13.849676	19.256799	39.04%	262,215	2003
	16.990870	13.849676	-18.49%	188,764	2002
	18.472168	16.990870	-8.02%	67,686	2001

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.663668	11.928634	11.86%	131,185	2010
	8.576821	10.663668	24.33%	168,279	2009
	14.883829	8.576821	-42.37%	192,479	2008
	13.954626	14.883829	6.66%	237,553	2007
	12.454858	13.954626	12.04%	237,534	2006
	11.756316	12.454858	5.94%	281,719	2005
	10.863847	11.756316	8.22%	295,895	2004
	8.640665	10.863847	25.73%	335,757	2003
	10.603608	8.640665	-18.51%	272,975	2002
	12.196740	10.603608	-13.06%	165,105	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.215778	9.262269	28.36%	229,992	2010
	5.593521	7.215778	29.00%	305,056	2009
	10.000000	5.593521	-44.06%	11,863	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.402907	10.505471	0.99%	46,530	2010
	9.850295	10.402907	5.61%	61,206	2009
	10.000000	9.850295	-1.50%	1,098	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.454805	14.786846	9.90%	7,645	2010
	10.916317	13.454805	23.25%	9,373	2009
	19.892114	10.916317	-45.12%	9,033	2008
	16.827483	19.892114	18.21%	9,503	2007
	13.556971	16.827483	24.12%	6,399	2006
	11.520951	13.556971	17.67%	12,329	2005
	10.101947	11.520951	14.05%	13,442	2004
	7.529984	10.101947	34.16%	14,053	2003
	10.235887	7.529984	-26.44%	15,163	2002
	12.787543	10.235887	-19.95%	11,851	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.057807	19.828250	9.80%	4,249	2010
	14.651550	18.057807	23.25%	13,445	2009
	26.691509	14.651550	-45.11%	10,714	2008
	22.571390	26.691509	18.25%	12,357	2007
	18.194610	22.571390	24.06%	4,736	2006
	15.462062	18.194610	17.67%	11,080	2005
	13.557650	15.462062	14.05%	2,592	2004
	10.000000	13.557650	35.58%	2,214	2003*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.937705	13.879239	7.28%	954,179	2010
	10.000000	12.937705	29.38%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.912369	13.539657	4.86%	5,533	2010
	10.000000	12.912369	29.12%	10,798	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.432735	11.909239	14.15%	44,308	2010
	8.231001	10.432735	26.75%	64,999	2009
	13.249079	8.231001	-37.87%	75,752	2008
	13.742893	13.249079	-3.59%	106,700	2007
	12.024844	13.742893	14.29%	106,799	2006
	11.698262	12.024844	2.79%	93,110	2005
	10.097367	11.698262	15.85%	85,938	2004
	7.791482	10.097367	29.59%	106,292	2003
	10.556552	7.791482	-26.19%	52,756	2002
	12.188636	10.556552	-13.39%	29,795	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.623163	15.776364	7.89%	0	2010
	10.262211	14.623163	42.50%	304,427	2009
	19.104160	10.262211	-46.28%	354,112	2008
	16.975039	19.104160	12.54%	392,761	2007
	15.947833	16.975039	6.44%	456,662	2006
	15.388983	15.947833	3.63%	514,049	2005
	14.595104	15.388983	5.44%	581,448	2004
	11.304185	14.595104	29.11%	622,164	2003
	15.675123	11.304185	-27.88%	473,034	2002
	18.186519	15.675123	-13.81%	200,351	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.617594	21.289616	14.35%	171,885	2010
	13.516351	18.617594	37.74%	216,021	2009
	22.921857	13.516351	-41.03%	261,675	2008
	21.863480	22.921857	4.84%	335,203	2007
	18.840442	21.863480	16.05%	354,345	2006
	16.711161	18.840442	12.74%	381,471	2005
	14.218957	16.711161	17.53%	365,308	2004
	10.000000	14.218957	42.19%	208,264	2003*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.689703	13.366337	14.34%	171,535	2010
	8.482166	11.689703	37.82%	224,488	2009
	14.383197	8.482166	-41.03%	268,681	2008
	13.721463	14.383197	4.82%	367,405	2007
	11.823860	13.721463	16.05%	435,070	2006
	10.490302	11.823860	12.71%	485,655	2005
	8.928255	10.490302	17.50%	563,119	2004
	6.331165	8.928255	41.02%	633,699	2003
	8.246547	6.331165	-23.23%	619,375	2002
	9.509088	8.246547	-13.28%	139,745	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.489349	2.814944	13.08%	104,512	2010
	1.991820	2.489349	24.98%	50,129	2009
	9.570368	1.991820	-79.19%	3,471	2008
	10.000000	9.570368	-4.30%	594	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.689494	3.044681	13.21%	326	2010
	2.176607	2.689494	23.56%	326	2009
	10.350807	2.176607	-78.97%	326	2008
	10.509264	10.350807	-1.51%	1,336	2007
	10.000000	10.509264	5.09%	1,336	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.919993	13.646425	14.48%	219,012	2010
	9.423709	11.919993	26.49%	276,037	2009
	15.533481	9.423709	-39.33%	317,168	2008
	15.087777	15.533481	2.95%	363,133	2007
	13.302642	15.087777	13.42%	374,647	2006
	12.730190	13.302642	4.50%	423,423	2005
	11.795169	12.730190	7.93%	494,311	2004
	9.440180	11.795169	24.95%	524,408	2003
	11.790725	9.440180	-19.94%	440,464	2002
	13.311650	11.790725	-11.43%	208,709	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.077252	9.828402	21.68%	7,583	2010
	5.971012	8.077252	35.27%	15,763	2009
	9.740855	5.971012	-38.70%	16,646	2008
	10.000925	9.740855	-2.60%	19,519	2007
	10.000000	10.000925	0.01%	13,451	2006*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.406673	14.336167	25.68%	104,037	2010
	8.723969	11.406673	30.75%	139,042	2009
	17.372133	8.723969	-49.78%	157,697	2008
	16.570821	17.372133	4.84%	171,333	2007
	16.323041	16.570821	1.52%	181,101	2006
	14.737397	16.323041	10.76%	192,957	2005
	12.478694	14.737397	18.10%	208,365	2004
	10.076931	12.478694	23.83%	217,008	2003
	14.153669	10.076931	-28.80%	180,071	2002
	20.887100	14.153669	-32.24%	114,027	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.863506	11.715321	7.84%	38,771	2010
	10.000000	10.863506	8.64%	2,600	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.942921	11.349250	3.71%	63,677	2010
	10.000000	10.942921	9.43%	42,169	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.817145	12.596832	6.60%	0	2010
	10.126988	11.817145	16.69%	0	2009
	11.046758	10.126988	-8.33%	0	2008
	10.126425	11.046758	9.09%	0	2007
	10.000000	10.126425	1.26%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.914239	13.766554	6.60%	0	2010
	11.486267	12.914239	12.43%	0	2009
	11.121235	11.486267	3.28%	0	2008
	10.373094	11.121235	7.21%	0	2007
	10.000000	10.373094	3.73%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.826745	12.592305	28.14%	0	2010
	6.306022	9.826745	55.83%	0	2009
	11.274080	6.306022	-44.07%	0	2008
	10.997597	11.274080	2.51%	0	2007
	10.000000	10.997597	9.98%	0	2006*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series) - Q/NQ	8.935117	10.192366	14.07%	0	2010
	7.568709	8.935117	18.05%	0	2009
	12.458716	7.568709	-39.25%	0	2008
	11.605428	12.458716	7.35%	0	2007
	10.000000	11.605428	16.05%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.655864	9.373638	22.44%	0	2010
	5.393468	7.655864	41.95%	0	2009
	9.111723	5.393468	-40.81%	0	2008
	10.317965	9.111723	-11.69%	0	2007
	10.000000	10.317965	3.18%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.232481	11.154921	9.01%	0	2010
	8.260648	10.232481	23.87%	0	2009
	11.508243	8.260648	-28.22%	0	2008
	11.007891	11.508243	4.55%	0	2007
	10.000000	11.007891	10.08%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.192945	10.570367	14.98%	0	2010
	7.009642	9.192945	31.15%	0	2009
	11.546077	7.009642	-39.29%	0	2008
	11.390217	11.546077	1.37%	0	2007
	10.000000	11.390217	13.90%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.515093	14.244193	13.82%	0	2010
	7.347394	12.515093	70.33%	0	2009
	10.642331	7.347394	-30.96%	0	2008
	10.574761	10.642331	0.64%	0	2007
	10.000000	10.574761	5.75%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.931761	13.137732	20.18%	0	2010
	7.110104	10.931761	53.75%	0	2009
	11.741872	7.110104	-39.45%	0	2008
	10.802089	11.741872	8.70%	0	2007
	10.000000	10.802089	8.02%	0	2006*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.805303	12.550421	16.15%	0	2010
	7.614088	10.805303	41.91%	0	2009
	10.795096	7.614088	-29.47%	0	2008
	10.749310	10.795096	0.43%	0	2007
	10.000000	10.749310	7.49%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.471964	9.584853	28.28%	0	2010
	5.605260	7.471964	33.30%	0	2009
	10.772082	5.605260	-47.96%	0	2008
	10.346061	10.772082	4.12%	0	2007
	10.000000	10.346061	3.46%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.160914	9.386340	15.02%	0	2010
	6.210003	8.160914	31.42%	0	2009
	10.008542	6.210003	-37.95%	0	2008
	10.820268	10.008542	-7.50%	0	2007
	10.000000	10.820268	8.20%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.235837	10.193019	10.36%	16,941	2010
	7.904906	9.235837	16.84%	28,418	2009
	12.813477	7.904906	-38.31%	33,982	2008
	13.806787	12.813477	-7.19%	59,810	2007
	11.545056	13.806787	19.59%	49,629	2006
	10.952248	11.545056	5.41%	52,007	2005
	9.814536	10.952248	11.59%	52,046	2004
	8.051957	9.814536	21.89%	48,565	2003
	10.162778	8.051957	-20.77%	22,700	2002
	10.000000	10.162778	1.63%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.816245	11.128532	13.37%	1,655	2010
	7.949039	9.816245	23.49%	1,655	2009
	13.050388	7.949039	-39.09%	1,655	2008
	12.968647	13.050388	0.63%	1,655	2007
	11.365037	12.968647	14.11%	1,655	2006
	10.795343	11.365037	5.28%	1,655	2005
	9.783343	10.795343	10.34%	1,655	2004
	7.907669	9.783343	23.72%	1,655	2003
	10.184775	7.907669	-22.36%	0	2002
	10.000000	10.184775	1.85%	0	2001*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.537474	5.37%	1,984	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.352730	10.937141	5.64%	9,771	2010
	9.576107	10.352730	8.11%	15,881	2009
	10.815830	9.576107	-11.46%	17,929	2008
	10.402929	10.815830	3.97%	27,508	2007
	10.000000	10.402929	4.03%	11,235	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.886363	37.750186	8.21%	7,827	2010
	27.172779	34.886363	28.39%	9,864	2009
	32.413104	27.172779	-16.17%	10,354	2008
	30.859988	32.413104	5.03%	19,419	2007
	28.244481	30.859988	9.26%	25,019	2006
	25.518160	28.244481	10.68%	33,207	2005
	23.514411	25.518160	8.52%	38,359	2004
	18.651037	23.514411	26.08%	56,939	2003
	17.318710	18.651037	7.69%	17,846	2002
	15.954543	17.318710	8.55%	980	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.861786	13.402613	4.20%	0	2010
	9.842625	12.861786	30.67%	0	2009
	18.027497	9.842625	-45.40%	0	2008
	15.956721	18.027497	12.98%	0	2007
	12.932254	15.956721	23.39%	0	2006
	11.808336	12.932254	9.52%	0	2005
	10.201991	11.808336	15.75%	0	2004
	8.120315	10.201991	25.64%	0	2003
	10.000000	8.120315	-18.80%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.374338	27.988071	25.09%	13,410	2010
	10.633635	22.374338	110.41%	16,389	2009
	30.596660	10.633635	-65.25%	11,952	2008
	22.558762	30.596660	35.63%	12,488	2007
	16.396002	22.558762	37.59%	11,072	2006
	12.609968	16.396002	30.02%	11,285	2005
	10.000000	12.609968	26.10%	7,817	2004*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	44.316971	55.425541	25.07%	3,445	2010
	21.083641	44.316971	110.20%	3,933	2009
	60.715138	21.083641	-65.27%	4,380	2008
	44.749051	60.715138	35.68%	6,115	2007
	32.534103	44.749051	37.55%	6,652	2006
	24.996452	32.534103	30.15%	8,891	2005
	20.137470	24.996452	24.13%	12,213	2004
	13.245459	20.137470	52.03%	20,039	2003
	13.835162	12.245459	-4.26%	31,361	2002
	14.291739	13.835162	-3.19%	23,418	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.087285	34.522099	27.45%	27,207	2010
	17.429231	27.087285	55.41%	18,782	2009
	32.794748	17.429231	-46.85%	16,533	2008
	22.888068	32.794748	43.28%	19,357	2007
	18.638711	22.888068	22.80%	26,088	2006
	12.467222	18.638711	49.50%	35,789	2005
	10.000000	12.467222	24.67%	12,503	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	41.710547	53.150799	27.43%	4,125	2010
	26.852986	41.710547	55.33%	4,310	2009
	50.552578	26.852986	-46.88%	5,401	2008
	35.274668	50.552578	43.31%	4,588	2007
	28.735989	35.274668	22.75%	7,496	2006
	19.214216	28.735989	49.56%	15,350	2005
	15.686285	19.214216	22.49%	18,364	2004
	10.987828	15.686285	42.76%	19,668	2003
	11.468935	10.987828	-4.19%	26,601	2002
	12.989532	11.468935	-11.71%	6,382	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.526327	11.660281	10.77%	5,060	2010
	8.402066	10.526327	25.28%	2,653	2009
	13.714958	8.402066	-38.74%	1,556	2008
	12.651647	13.714958	8.40%	7,189	2007
	11.286654	12.651647	12.09%	4,231	2006
	10.525819	11.286654	7.23%	4,230	2005
	9.734344	10.525819	8.13%	4,105	2004
	7.314565	9.734344	33.08%	5,276	2003
	9.690344	7.314565	-24.52%	6,038	2002
	9.797620	9.690344	-1.09%	4,072	2001

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.078108	16.347518	25.00%	6,820	2010
	10.000000	13.078108	30.78%	2,368	2009*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.210063	16.480266	24.76%	1,569	2010
	9.396216	13.210063	40.59%	979	2009
	14.839422	9.396216	-36.68%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.142758	12.579318	3.60%	2,783	2010
	11.179458	12.142758	8.62%	9,098	2009
	11.527071	11.179458	-3.02%	7,516	2008
	10.683311	11.527071	7.90%	1,138	2007
	10.670686	10.683311	0.12%	1,195	2006
	10.660662	10.670686	0.09%	5,061	2005
	10.223456	10.660662	4.28%	985	2004
	10.000000	10.223456	2.23%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.474011	12.907424	12.49%	12,815	2010
	9.858737	11.474011	16.38%	17,305	2009
	15.293548	9.858737	-35.54%	18,738	2008
	15.530272	15.293548	-1.52%	18,712	2007
	13.458402	15.530272	15.39%	21,221	2006
	13.051431	13.458402	3.12%	28,270	2005
	11.720585	13.051431	11.35%	32,656	2004
	9.194119	11.720585	27.48%	50,187	2003
	11.570948	9.194119	-20.54%	25,681	2002
	12.812521	11.570948	-9.69%	12,665	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.941581	15.565999	11.65%	0	2010
	10.575796	13.941581	31.83%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.152758	11.932093	17.53%	547	2010
	7.928090	10.152758	28.06%	1,863	2009
	10.634032	7.928090	-25.45%	628	2008
	11.046020	10.634032	-3.73%	719	2007
	10.000000	11.046020	10.46%	0	2006*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.955134	18.952346	11.78%	0	2010
	14.353499	16.955134	18.13%	46,957	2009
	19.891120	14.353499	-27.84%	42,102	2008
	21.278799	19.891120	-6.52%	51,299	2007
	18.196661	21.278799	16.94%	50,365	2006
	17.578743	18.196661	3.52%	54,166	2005
	15.601172	17.578743	12.68%	55,464	2004
	12.275645	15.601172	27.09%	53,091	2003
	14.255535	12.275645	-13.89%	43,427	2002
	12.822378	14.255535	11.18%	32,095	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.059777	13.045088	8.17%	10,346	2010
	10.000000	12.059777	20.60%	6,787	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.100787	11.172014	10.61%	0	2010
	10.000000	10.100787	1.01%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.837117	12.224332	12.80%	280	2010
	10.000000	10.837117	8.37%	143	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.131407	15.043438	24.00%	10,751	2010
	9.845842	12.131407	23.21%	12,066	2009
	14.461573	9.845842	-31.92%	3,814	2008
	14.772279	14.461573	-2.10%	4,049	2007
	13.101031	14.772279	12.76%	3,078	2006
	12.396547	13.101031	5.68%	9,666	2005
	10.320294	12.396547	20.12%	9,517	2004
	7.600492	10.320294	35.78%	5,782	2003
	10.000000	7.600492	-24.00%	2,514	2002*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.913825	11.217703	13.15%	6,859	2010
	7.520932	9.913825	31.82%	13,674	2009
	11.638187	7.520932	-35.38%	15,229	2008
	10.957272	11.638187	6.21%	17,281	2007
	10.181289	10.957272	7.62%	20,564	2006
	9.970177	10.181289	2.12%	22,996	2005
	9.525286	9.970177	4.67%	31,559	2004
	7.670681	9.525286	24.18%	33,742	2003
	10.954608	7.670681	-29.98%	36,716	2002
	14.358357	10.954608	-23.71%	36,988	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.354934	12.850866	13.17%	69,033	2010
	9.120253	11.354934	24.50%	77,273	2009
	14.723077	9.120253	-38.05%	76,171	2008
	14.194908	14.723077	3.72%	95,021	2007
	12.470481	14.194908	13.83%	113,931	2006
	12.086394	12.470481	3.18%	129,790	2005
	11.084718	12.086394	9.04%	150,590	2004
	8.762333	11.084718	26.50%	166,501	2003
	11.452508	8.762333	-23.49%	165,509	2002
	13.234124	11.452508	-13.46%	149,828	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.620167	14.342372	13.65%	15,029	2010
	10.448718	12.620167	20.78%	21,355	2009
	15.050138	10.448718	-30.57%	22,020	2008
	14.255975	15.050138	5.57%	23,297	2007
	12.418841	14.255975	14.79%	24,950	2006
	12.072519	12.418841	2.87%	23,400	2005
	11.661674	12.072519	3.52%	22,907	2004
	9.765754	11.661674	19.41%	22,157	2003
	11.898327	9.765754	-17.92%	23,362	2002
	13.313894	11.898327	-10.63%	13,925	2001

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	15.054672	15.497497	2.94%	0	2010
	11.663563	15.054672	29.07%	0	2009
	18.882695	11.663563	-38.23%	0	2008
	18.397854	18.882695	2.64%	0	2007
	15.226858	18.397854	20.83%	0	2006
	13.808437	15.226858	10.27%	0	2005
	11.674061	13.808437	18.28%	0	2004
	8.687316	11.674061	34.38%	0	2003
	10.043237	8.687316	-13.50%	0	2002
	10.000000	10.043237	0.43%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.636085	11.162131	29.25%	0	2010
	6.952833	8.636085	24.21%	0	2009
	11.305361	6.952833	-38.50%	0	2008
	12.899287	11.305361	-12.36%	0	2007
	12.613049	12.899287	2.27%	0	2006
	12.096380	12.613049	4.27%	0	2005
	11.024128	12.096380	9.73%	0	2004
	8.494298	11.024128	29.78%	0	2003
	10.657523	8.494298	-20.30%	0	2002
	10.000000	10.657523	6.58%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.826476	15.854161	6.93%	40,315	2010
	12.491847	14.826476	18.69%	36,884	2009
	13.672045	12.491847	-8.63%	30,913	2008
	13.165512	13.672045	3.85%	43,402	2007
	12.825871	13.165512	2.65%	37,645	2006
	12.847380	12.825871	-0.17%	41,951	2005
	12.580977	12.847380	2.12%	52,386	2004
	12.199338	12.580977	3.13%	48,312	2003
	11.324824	12.199338	7.72%	38,886	2002
	10.639621	11.324824	6.44%	13,717	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.157509	11.285309	11.10%	0	2010
	8.301827	10.157509	22.35%	0	2009
	11.243560	8.301827	-26.16%	0	2008
	10.501921	11.243560	7.06%	0	2007
	10.000000	10.501921	5.02%	0	2006*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.612773	10.849065	12.86%	1,176	2010
	7.574533	9.612773	26.91%	1,259	2009
	11.422675	7.574533	-33.69%	0	2008
	10.521894	11.422675	8.56%	0	2007
	10.000000	10.521894	5.22%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.129655	10.436903	14.32%	0	2010
	7.049968	9.129655	29.50%	0	2009
	11.552705	7.049968	-38.98%	0	2008
	10.542019	11.552705	9.59%	0	2007
	10.000000	10.542019	5.42%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.675281	20.399348	15.41%	0	2010
	13.220332	17.675281	33.70%	96,929	2009
	23.377160	13.220332	-43.45%	100,597	2008
	20.188342	23.377160	15.80%	97,368	2007
	18.357045	20.188342	9.98%	96,002	2006
	15.940662	18.357045	15.16%	91,550	2005
	14.023952	15.940662	13.67%	88,639	2004
	11.086716	14.023952	26.49%	85,425	2003
	12.420560	11.086716	-10.74%	48,787	2002
	14.382315	12.420560	-13.64%	39,938	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.785117	10.316401	17.43%	12,707	2010
	6.040655	8.785117	45.43%	19,822	2009
	13.443845	6.040655	-55.07%	18,481	2008
	9.367249	13.443845	43.52%	11,735	2007
	10.000000	9.367249	-6.33%	13,616	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.677441	14.378804	13.42%	53,750	2010
	9.892995	12.677441	28.15%	81,266	2009
	17.521257	9.892995	-43.54%	87,083	2008
	17.531934	17.521257	-0.06%	105,230	2007
	14.814417	17.531934	18.34%	124,847	2006
	14.213371	14.814417	4.23%	131,252	2005
	12.948586	14.213371	9.77%	138,844	2004
	10.089795	12.948586	28.33%	132,340	2003
	12.335099	10.089795	-18.20%	98,838	2002
	13.188860	12.335099	-6.47%	62,130	2001

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.740722	9.433060	21.86%	0	2010
	5.390221	7.740722	43.61%	7,750	2009
	12.171365	5.390221	-55.71%	7,660	2008
	10.038281	12.171365	21.25%	10,259	2007
	9.672813	10.038281	3.78%	9,107	2006
	9.015753	9.672813	7.29%	8,809	2005
	8.545136	9.015753	5.51%	9,478	2004
	6.687212	8.545136	27.78%	12,437	2003
	8.690341	6.687212	-23.05%	14,127	2002
	10.307281	8.690341	-15.69%	14,779	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.220627	12.495657	22.26%	25,399	2010
	8.093000	10.220627	26.29%	38,233	2009
	15.563709	8.093000	-48.00%	38,142	2008
	12.448828	15.563709	25.02%	54,996	2007
	11.834788	12.448828	5.19%	61,877	2006
	11.363725	11.834788	4.15%	69,096	2005
	11.166492	11.363725	1.77%	81,385	2004
	8.533273	11.166492	30.86%	84,091	2003
	12.405324	8.533273	-31.21%	92,405	2002
	15.301552	12.405324	-18.93%	85,709	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.986961	13.442010	12.14%	4,051	2010
	8.459919	11.986961	41.69%	4,566	2009
	11.455663	8.459919	-26.15%	5,788	2008
	11.324289	11.455663	1.16%	6,265	2007
	10.335185	11.324289	9.57%	8,286	2006
	10.228738	10.335185	1.04%	24,515	2005
	9.481524	10.228738	7.88%	25,522	2004
	7.577300	9.481524	25.13%	17,823	2003
	7.420301	7.577300	2.12%	15,921	2002
	8.546878	7.420301	-13.18%	9,154	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.266316	11.499779	12.01%	9,473	2010
	7.237660	10.266316	41.85%	15,779	2009
	9.789459	7.237660	-26.07%	9,244	2008
	10.000000	9.789459	-2.11%	9,514	2007

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.995456	12.729366	6.12%	15,331	2010
	10.522621	11.995456	14.00%	22,053	2009
	11.046997	10.522621	-4.75%	23,204	2008
	10.757370	11.046997	2.69%	23,196	2007
	10.465216	10.757370	2.79%	22,340	2006
	10.402383	10.465216	0.60%	17,425	2005
	10.118423	10.402383	2.81%	9,030	2004
	10.000000	10.118423	1.18%	5,176	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.217537	11.691389	26.84%	31,685	2010
	6.680093	9.217537	37.99%	33,406	2009
	11.205785	6.680093	-40.39%	33,870	2008
	9.846616	11.205785	13.80%	23,280	2007
	10.000000	9.846616	-1.53%	16,108	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.209012	15.822499	11.36%	4,508	2010
	11.403279	14.209012	24.60%	4,559	2009
	20.613530	11.403279	-44.68%	7,466	2008
	17.847473	20.613530	15.50%	5,497	2007
	15.353778	17.847473	16.24%	4,616	2006
	13.094692	15.353778	17.25%	4,665	2005
	11.708141	13.094692	11.84%	4,852	2004
	8.295957	11.708141	41.13%	5,119	2003
	10.568057	8.295957	-21.50%	11,051	2002
	13.622435	10.568057	-22.42%	7,214	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.230275	14.734890	11.37%	6,980	2010
	10.613415	13.230275	24.66%	3,925	2009
	19.190138	10.613415	-44.69%	3,924	2008
	16.612455	19.190138	15.52%	5,062	2007
	14.290986	16.612455	16.24%	5,200	2006
	12.193101	14.290986	17.21%	3,600	2005
	10.901182	12.193101	11.85%	3,013	2004
	7.721614	10.901182	41.18%	1,338	2003
	10.000000	7.721614	-22.78%	1,652	2002*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.677127	14.552334	24.62%	4,977	2010
	7.528076	11.677127	55.11%	5,178	2009
	15.646148	7.528076	-51.89%	6,328	2008
	15.035657	15.646148	4.06%	8,063	2007
	13.129617	15.035657	14.52%	7,449	2006
	12.990391	13.129617	1.07%	8,251	2005
	11.563978	12.990391	12.33%	12,723	2004
	7.436365	11.563978	55.51%	6,733	2003
	10.000000	7.436365	-25.64%	7	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.521206	11.682728	11.04%	68,789	2010
	7.873384	10.521206	33.63%	68,468	2009
	11.357564	7.873384	-30.68%	67,438	2008
	11.108263	11.357564	2.24%	47,830	2007
	10.000000	11.108263	11.08%	4,108	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.005172	16.433932	26.36%	11,863	2010
	10.217490	13.005172	27.28%	12,162	2009
	15.478667	10.217490	-33.99%	11,874	2008
	16.090636	15.478667	-3.80%	5,222	2007
	13.956702	16.090636	15.29%	6,403	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.461035	9.193434	8.66%	5,086	2010
	6.591481	8.461035	28.36%	4,444	2009
	10.000000	6.591481	-34.09%	1,760	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.726539	12.422511	15.81%	21,095	2010
	6.304842	10.726539	70.13%	22,431	2009
	13.517984	6.304842	-53.36%	26,676	2008
	10.659039	13.517984	26.82%	14,754	2007
	10.000000	10.659039	6.59%	18,370	2006*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.277830	15.291627	7.10%	0	2010
	10.548801	14.277830	35.35%	0	2009
	17.910554	10.548801	-41.10%	0	2008
	15.697116	17.910554	14.10%	0	2007
	13.087694	15.697116	19.94%	0	2006
	12.020412	13.087694	8.88%	0	2005
	10.260715	12.020412	17.15%	0	2004
	7.854689	10.260715	30.63%	0	2003
	10.000000	7.854689	-21.45%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.800819	10.470799	6.84%	3,469	2010
	7.248694	9.800819	35.21%	4,316	2009
	12.339884	7.248694	-41.26%	4,306	2008
	10.846970	12.339884	13.76%	929	2007
	10.000000	10.846970	8.47%	5,239	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.983398	15.762310	12.72%	11,821	2010
	11.955131	13.983398	16.97%	15,992	2009
	11.422100	11.955131	4.67%	12,843	2008
	10.439316	11.422100	9.41%	10,197	2007
	10.000000	10.439316	4.39%	6,638	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.311170	3.11%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.286140	12.86%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.638155	9.831583	13.82%	0	2010
	7.239275	8.638155	19.32%	0	2009
	12.774127	7.239275	-43.33%	0	2008
	11.572781	12.774127	10.38%	0	2007
	11.046663	11.572781	4.76%	0	2006
	10.298716	11.046663	7.26%	0	2005
	9.800825	10.298716	5.08%	0	2004
	7.678269	9.800825	27.64%	0	2003
	10.300127	7.678269	-25.45%	0	2002
	10.000000	10.300127	3.00%	0	2001*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.934998	10.144460	13.54%	0	2010
	7.510434	8.934998	18.97%	0	2009
	13.283293	7.510434	-43.46%	0	2008
	12.064311	13.283293	10.10%	0	2007
	11.542118	12.064311	4.52%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.544732	13.479106	16.76%	0	2010
	8.250282	11.544732	39.93%	0	2009
	15.834457	8.250282	-47.90%	0	2008
	14.535457	15.834457	8.94%	0	2007
	12.686383	14.535457	14.58%	11,701	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	12.057696	13.018425	7.97%	0	2010
	9.536487	12.057696	26.44%	0	2009
	13.852365	9.536487	-31.16%	0	2008
	13.001970	13.852365	6.54%	0	2007
	11.304574	13.001970	15.02%	0	2006
	10.891812	11.304574	3.79%	0	2005
	10.142398	10.891812	7.39%	0	2004
	8.271567	10.142398	22.62%	0	2003
	9.942756	8.271567	-16.81%	0	2002
	10.000000	9.942756	-0.57%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.407622	10.799678	3.77%	0	2010
	8.271597	10.407622	25.82%	0	2009
	11.758772	8.271597	-29.66%	0	2008
	10.668014	11.758772	10.22%	0	2007
	10.000000	10.668014	6.68%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.385642	9.711483	15.81%	0	2010
	6.469422	8.385642	29.62%	0	2009
	11.859928	6.469422	-45.45%	0	2008
	12.741165	11.859928	-6.92%	0	2007
	10.000000	12.741165	27.41%	0	2006*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.533932	18.390342	11.23%	0	2010
	12.405241	16.533932	33.28%	0	2009
	21.113905	12.405241	-41.25%	0	2008
	18.677008	21.113905	13.05%	0	2007
	14.778470	18.677008	26.38%	0	2006
	12.715583	14.778470	16.22%	0	2005
	10.404876	12.715583	22.21%	0	2004
	8.180432	10.404876	27.19%	0	2003
	10.000000	8.180432	-18.20%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.339290	22.854476	7.10%	6,655	2010
	10.000000	21.339290	23.23%	1,440	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.061898	9.509210	4.94%	39,903	2010
	6.297416	9.061898	43.90%	53,298	2009
	11.474682	6.297416	-45.12%	49,299	2008
	8.522247	11.474682	34.64%	61,067	2007
	7.924857	8.522247	7.54%	45,021	2006
	7.144059	7.924857	10.93%	63,653	2005
	6.145006	7.144059	16.26%	68,854	2004
	5.186035	6.145006	18.49%	76,524	2003
	6.259448	5.186035	-17.15%	86,653	2002
	8.126129	6.259448	-22.97%	68,912	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.238335	15.018055	22.71%	1,003	2010
	7.905032	12.238335	54.82%	989	2009
	14.297680	7.905032	-44.71%	1,033	2008
	11.916745	14.297680	19.98%	4,222	2007
	11.202161	11.916745	6.38%	2,180	2006
	10.210014	11.202161	9.72%	1,748	2005
	10.274404	10.210014	-0.63%	1,720	2004
	7.085688	10.274404	45.00%	1,342	2003
	10.000000	7.085688	-29.14%	4,662	2002*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.995742	4.898570	22.59%	22,201	2010
	2.584197	3.995742	54.62%	26,361	2009
	4.680325	2.584197	-44.79%	28,536	2008
	3.902724	4.680325	19.92%	34,351	2007
	3.672506	3.902724	6.27%	19,514	2006
	3.340536	3.672506	9.94%	28,968	2005
	3.370605	3.340536	-0.89%	37,422	2004
	2.334963	3.370605	44.35%	46,845	2003
	4.011291	2.334963	-41.79%	64,719	2002
	6.494235	4.011291	-38.23%	58,064	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.667446	29.162799	23.22%	11,924	2010
	13.411091	23.667446	76.48%	18,076	2009
	28.476500	13.411091	-52.90%	17,089	2008
	22.563352	28.476500	26.21%	17,562	2007
	15.606584	22.563352	44.58%	12,444	2006
	11.994950	15.606584	30.11%	23,511	2005
	10.252980	11.994950	16.99%	25,257	2004
	7.732399	10.252980	32.60%	26,277	2003
	10.000000	7.732399	-22.68%	21,401	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.762660	16.956484	23.21%	12,885	2010
	7.798599	13.762660	76.48%	20,771	2009
	16.565770	7.798599	-52.92%	24,079	2008
	13.131471	16.565770	26.15%	31,527	2007
	9.086896	13.131471	44.51%	23,508	2006
	6.988123	9.086896	30.03%	25,707	2005
	5.974486	6.988123	16.97%	29,337	2004
	4.506173	5.974486	32.58%	30,241	2003
	6.159009	4.506173	-26.84%	46,849	2002
	8.162793	6.159009	-24.55%	53,152	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.696896	14.231083	21.67%	556	2010
	9.368008	11.696896	24.86%	0	2009
	14.232291	9.368008	-34.18%	1,169	2008
	14.096964	14.232291	0.96%	1,452	2007
	12.242175	14.096964	15.15%	215	2006
	11.373957	12.242175	7.63%	2,017	2005
	10.000000	11.373957	13.74%	2,122	2004*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.853443	14.087976	9.60%	25,886	2010
	10.651224	12.853443	20.68%	25,036	2009
	16.069848	10.651224	-33.72%	24,906	2008
	15.156623	16.069848	6.03%	13,057	2007
	12.762021	15.156623	18.76%	14,799	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.738866	7.39%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.033500	10.410601	3.76%	1,536	2010
	8.983830	10.033500	11.68%	2,205	2009
	10.530103	8.983830	-14.68%	5,125	2008
	10.199219	10.530103	3.24%	10,474	2007
	9.931551	10.199219	2.70%	9,793	2006
	9.933898	9.931551	-0.02%	10,441	2005
	10.002124	9.933898	-0.68%	6,395	2004
	10.000000	10.002124	0.02%	2,435	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.690609	10.244319	17.88%	0	2010
	7.183867	8.690609	20.97%	0	2009
	12.043892	7.183867	-40.35%	0	2008
	12.159478	12.043892	-0.95%	0	2007
	11.722254	12.159478	3.73%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.391748	13.792558	21.07%	140	2010
	8.795299	11.391748	29.52%	492	2009
	14.738047	8.795299	-40.32%	492	2008
	13.897962	14.738047	6.04%	1,768	2007
	12.402412	13.897962	12.06%	969	2006
	11.776812	12.402412	5.31%	107	2005
	10.549163	11.776812	11.64%	92	2004*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.593381	7.748509	17.52%	2,261	2010
	5.012580	6.593381	31.54%	8,616	2009
	8.298523	5.012580	-39.60%	9,159	2008
	7.044463	8.298523	17.80%	10,302	2007
	6.732585	7.044463	4.63%	15,155	2006
	6.414387	6.732585	4.96%	17,918	2005
	6.017884	6.414387	6.59%	28,987	2004
	4.600232	6.017884	30.82%	33,609	2003
	6.548971	4.600232	-29.76%	28,030	2002
	9.247972	6.548971	-29.18%	37,115	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.442635	13.913344	11.82%	49,063	2010
	10.000000	12.442635	24.43%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.204535	10.161246	10.39%	20,633	2010
	7.567959	9.204535	21.63%	22,952	2009
	10.935557	7.567959	-30.79%	7,490	2008
	10.455243	10.935557	4.59%	3,180	2007
	10.000000	10.455243	4.55%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.397879	10.860962	4.45%	10,433	2010
	9.407821	10.397879	10.52%	12,209	2009
	10.591896	9.407821	-11.18%	10,278	2008
	10.437325	10.591896	1.48%	7,955	2007
	10.000000	10.437325	4.37%	5,481	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.211900	11.201198	9.69%	346	2010
	7.317716	10.211900	39.55%	1,406	2009
	12.101040	7.317716	-39.53%	489	2008
	10.737612	12.101040	12.70%	489	2007
	10.000000	10.737612	7.38%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.510393	9.912974	16.48%	38,519	2010
	6.222418	8.510393	36.77%	3,454	2009
	11.318398	6.222418	-45.02%	1,627	2008
	10.264514	11.318398	10.27%	1,230	2007
	10.000000	10.264514	2.65%	1,421	2006*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.700958	8.422309	9.37%	0	2010
	5.979217	7.700958	28.80%	0	2009
	9.796181	5.979217	-38.96%	0	2008
	10.000000	9.796181	-2.04%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.805788	16.510569	11.51%	3,826	2010
	10.290167	14.805788	43.88%	4,283	2009
	14.500192	10.290167	-29.03%	4,170	2008
	14.267463	14.500192	1.63%	6,034	2007
	13.088926	14.267463	9.00%	5,654	2006
	12.972189	13.088926	0.90%	10,004	2005
	11.955882	12.972189	8.50%	26,220	2004
	9.921909	11.955882	20.50%	31,799	2003
	9.753315	9.921909	1.73%	25,511	2002
	9.497186	9.753315	2.70%	7,968	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.800636	13.160066	11.52%	6,455	2010
	8.196988	11.800636	43.96%	4,691	2009
	11.568076	8.196988	-29.14%	6,418	2008
	11.378717	11.568076	1.66%	4,562	2007
	10.439233	11.378717	9.00%	2,460	2006
	10.000000	10.439233	4.39%	3,933	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.735999	8.813764	13.93%	39,122	2010
	5.131922	7.735999	50.74%	49,135	2009
	10.000000	5.131922	-48.68%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.931024	9.659198	21.79%	562	2010
	6.118329	7.931024	29.63%	589	2009
	10.000000	6.118329	-38.82%	1,349	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.085889	9.160504	13.29%	0	2010
	6.350701	8.085889	27.32%	0	2009
	10.000000	6.350701	-36.49%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.342158	10.164795	8.81%	0	2010
	7.911463	9.342158	18.08%	0	2009
	10.000000	7.911463	-20.89%	0	2008*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.797984	9.744657	10.76%	0	2010
	7.190018	8.797984	22.36%	0	2009
	10.000000	7.190018	-28.10%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.091860	10.621908	5.25%	0	2010
	9.060605	10.091860	11.38%	0	2009
	10.000000	9.060605	-9.39%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.070489	9.955449	9.76%	9,356	2010
	7.547472	9.070489	20.18%	8,870	2009
	10.000000	7.547472	-24.53%	1,839	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.516605	9.510405	11.67%	0	2010
	6.827311	8.516605	24.74%	0	2009
	10.000000	6.827311	-31.73%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.615490	10.332147	7.45%	0	2010
	8.291069	9.615490	15.97%	0	2009
	10.000000	8.291069	-17.09%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.558648	11.139841	5.50%	1,842	2010
	9.848830	10.558648	7.21%	1,842	2009
	10.000000	9.848830	-1.51%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.282996	12.021646	6.55%	0	2010
	9.832816	11.282996	14.75%	0	2009
	10.000000	9.832816	-1.67%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.231185	25.453036	14.49%	0	2010
	13.812777	22.231185	60.95%	0	2009
	33.184857	13.812777	-58.38%	1,317	2008
	23.132005	33.184857	43.46%	1,317	2007
	17.167614	23.132005	34.74%	1,317	2006
	13.133057	17.167614	30.72%	1,317	2005
	11.036792	13.133057	18.99%	1,317	2004
	6.776365	11.036792	62.87%	1,317	2003
	8.111518	6.776365	-16.46%	1,450	2002
	8.681644	8.111518	-6.57%	133	2001

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.566755	28.136524	14.53%	4,907	2010
	15.247993	24.566755	61.11%	5,162	2009
	36.691806	15.247993	-58.44%	8,873	2008
	25.581976	36.691806	43.43%	10,096	2007
	18.996097	25.581976	34.67%	7,295	2006
	14.529882	18.996097	30.74%	10,685	2005
	12.209330	14.529882	1901.00%	8,330	2004
	7.498277	12.209330	62.83%	1,410	2003
	10.000000	7.498277	-25.02%	534	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.611075	15.087774	3.26%	39,998	2010
	14.437885	14.611075	1.20%	45,077	2009
	13.600397	14.437885	6.16%	47,660	2008
	12.879601	13.600397	5.60%	62,411	2007
	12.646037	12.879601	1.85%	77,457	2006
	12.426052	12.646037	1.77%	77,223	2005
	12.210544	12.426052	1.76%	94,047	2004
	12.147237	12.210544	0.52%	104,913	2003
	11.106073	12.147237	9.37%	93,837	2002
	10.508016	11.106073	5.69%	79,798	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.439526	11.655675	11.65%	0	2010
	8.165994	10.439526	27.84%	0	2009
	15.361167	8.165994	-46.84%	0	2008
	12.260210	15.361167	25.29%	0	2007
	9.355861	12.260210	31.04%	0	2006
	7.290600	9.355861	28.33%	0	2005
	6.478305	7.290600	12.54%	0	2004
	4.846917	6.478305	33.66%	0	2003
	6.480453	4.846917	-25.21%	371	2002
	9.217263	6.480453	-29.69%	371	2001

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.692442	18.633579	11.63%	16,418	2010
	13.062257	16.692442	27.79%	16,735	2009
	24.563902	13.062257	-46.82%	16,428	2008
	19.604737	24.563902	25.30%	10,355	2007
	14.962124	19.604737	31.03%	9,478	2006
	11.662449	14.962124	28.29%	1,820	2005
	10.348693	11.662449	12.69%	0	2004
	7.759258	10.348693	33.37%	0	2003
	10.000000	7.759258	-22.41%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.319006	8.805007	5.84%	40	2010
	6.563605	8.319006	26.74%	40	2009
	11.703384	6.563605	-43.92%	40	2008
	10.857171	11.703384	7.79%	40	2007
	10.000000	10.857171	8.57%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.980071	13.533627	12.97%	7,694	2010
	9.556444	11.980071	25.36%	19,191	2009
	15.354325	9.556444	-37.76%	30,361	2008
	14.705289	15.354325	4.41%	46,549	2007
	12.767402	14.705289	15.18%	77,857	2006
	12.002712	12.767402	6.37%	85,739	2005
	10.681108	12.002712	12.37%	67,129	2004
	8.218945	10.681108	29.96%	16,982	2003
	10.000000	8.218945	-17.81%	142	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.527329	12.475188	8.22%	0	2010
	10.000000	11.527329	15.27%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.086136	13.343928	10.41%	0	2010
	10.000000	12.086136	20.86%	0	2009*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.976342	12.498208	4.36%	17,539	2010
	11.140488	11.976342	7.50%	22,401	2009
	12.028901	11.140488	-7.39%	22,834	2008
	11.583512	12.028901	3.85%	22,563	2007
	11.071052	11.583512	4.63%	19,141	2006
	10.873912	11.071052	1.81%	24,481	2005
	10.543381	10.873912	3.13%	25,626	2004
	9.914588	10.543381	6.34%	3,435	2003
	10.000000	9.914588	-0.85%	3	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.139841	13.269596	9.31%	112,234	2010
	10.339873	12.139841	17.41%	129,387	2009
	13.660867	10.339873	-24.31%	146,884	2008
	13.120417	13.660867	4.12%	151,082	2007
	11.955598	13.120417	9.74%	138,043	2006
	11.515594	11.955598	3.82%	138,382	2005
	10.667735	11.515594	7.95%	101,718	2004
	9.016631	10.667735	18.31%	70,099	2003
	10.000000	9.016631	-9.83%	16,536	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.203317	13.569976	11.20%	25,681	2010
	9.954672	12.203317	22.59%	75,223	2009
	14.723058	9.954672	-32.39%	75,236	2008
	14.075186	14.723058	4.60%	102,266	2007
	12.468670	14.075186	12.88%	104,846	2006
	11.815958	12.468670	5.52%	161,169	2005
	10.696293	11.815958	10.47%	154,990	2004
	8.570137	10.696293	24.81%	76,106	2003
	10.000000	8.570137	-14.30%	17,412	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.212310	13.060279	6.94%	29,189	2010
	10.816900	12.212310	12.90%	41,283	2009
	12.919773	10.816900	-16.28%	34,610	2008
	12.385198	12.919773	4.32%	39,075	2007
	11.590666	12.385198	6.85%	30,656	2006
	11.255804	11.590666	2.98%	31,844	2005
	10.658362	11.255804	5.61%	20,117	2004
	9.512081	10.658362	12.05%	13,773	2003
	10.000000	9.512081	-4.88%	3,008	2002*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.781329	27.090157	24.37%	25,349	2010
	16.161541	21.781329	34.77%	30,665	2009
	25.811450	16.161541	-37.39%	25,524	2008
	24.352351	25.811450	5.99%	27,254	2007
	22.485972	24.352351	8.30%	28,593	2006
	20.353296	22.485972	10.48%	32,487	2005
	17.845279	20.353296	14.05%	35,030	2004
	13.447730	17.845279	32.70%	45,554	2003
	16.111432	13.447730	-16.53%	21,240	2002
	16.566203	16.111432	-2.75%	12,465	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.662474	11.493389	-1.45%	53,653	2010
	11.829103	11.662474	-1.41%	72,708	2009
	11.761601	11.829103	0.57%	151,648	2008
	11.389731	11.761601	3.26%	152,675	2007
	11.055984	11.389731	3.02%	87,111	2006
	10.926674	11.055984	1.18%	56,477	2005
	10.998203	10.926674	-0.65%	51,902	2004
	11.090636	10.998203	-0.83%	70,174	2003
	11.119112	11.090636	-0.26%	111,493	2002
	10.891167	11.119112	2.09%	57,612	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.388142	15.680829	8.98%	6,248	2010
	11.738054	14.388142	22.58%	7,654	2009
	14.400908	11.738054	-18.49%	9,353	2008
	13.967937	14.400908	3.10%	15,654	2007
	13.518819	13.967937	3.32%	16,764	2006
	13.424511	13.518819	0.70%	16,868	2005
	12.786566	13.424511	4.99%	18,548	2004
	11.572500	12.786566	10.49%	19,193	2003
	10.953304	11.572500	5.65%	13,519	2002
	10.668471	10.953304	2.67%	11,398	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.446880	15.125524	12.48%	0	2010
	10.000000	13.446880	34.47%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.177359	9.190058	12.38%	17,007	2010
	6.080687	8.177359	34.48%	23,786	2009
	10.000000	6.080687	-39.19%	1,170	2008*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.972479	15.657454	4.57%	925	2010
	11.701327	14.972479	27.96%	780	2009
	22.125147	11.701327	-47.11%	1,773	2008
	21.813054	22.125147	1.43%	4,309	2007
	18.031528	21.813054	20.97%	4,245	2006
	16.327943	18.031528	10.43%	4,495	2005
	13.776777	16.327943	18.52%	3,282	2004
	10.000000	13.776777	37.77%	2,483	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.060818	9.176149	13.84%	16,649	2010
	6.302657	8.060818	27.90%	8,187	2009
	10.000000	6.302657	-36.97%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.413311	4.13%	2,326	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.894107	8.771301	11.11%	2,049	2010
	6.286901	7.894107	25.56%	2,733	2009
	10.000000	6.286901	-37.13%	1,588	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.790588	9.736789	24.98%	45,788	2010
	6.218621	7.790588	25.28%	53,998	2009
	10.000000	6.218621	-37.81%	411	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.604649	10.144778	17.90%	27,802	2010
	6.692181	8.604649	28.58%	41,597	2009
	10.000000	6.692181	-33.08%	852	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.138481	13.770569	23.63%	5,350	2010
	8.867311	11.138481	25.61%	8,731	2009
	16.793597	8.867311	-47.20%	9,050	2008
	15.528017	16.793597	8.15%	10,123	2007
	15.266316	15.528017	1.71%	10,685	2006
	14.330796	15.266316	6.53%	11,010	2005
	12.821504	14.330796	11.77%	13	2004
	9.689686	12.821504	32.32%	23,793	2003
	14.738777	9.689686	-34.26%	14,754	2002
	16.775454	14.738777	-12.14%	12,522	2001

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.982239	32.418151	24.77%	13,217	2010
	20.888577	25.982239	24.38%	16,775	2009
	31.241186	20.888577	-33.14%	17,581	2008
	34.051054	31.241186	-8.25%	21,347	2007
	29.456548	34.051054	15.60%	22,448	2006
	28.997596	29.456548	1.58%	32,023	2005
	25.084829	28.997596	15.60%	35,379	2004
	16.227347	25.084829	54.58%	39,490	2003
	22.607355	16.227347	-28.22%	33,152	2002
	17.884672	22.607355	26.41%	23,409	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.407994	27.674761	23.50%	17,093	2010
	16.880000	22.407994	32.75%	20,600	2009
	27.711600	16.880000	-39.09%	23,037	2008
	27.534538	27.711600	0.64%	22,129	2007
	24.936594	27.534538	10.42%	21,258	2006
	22.527605	24.936594	10.69%	30,650	2005
	19.205589	22.527605	17.30%	32,455	2004
	13.819838	19.205589	38.97%	29,400	2003
	16.962886	13.819838	-18.53%	30,140	2002
	18.451164	16.962886	-8.07%	18,323	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.602976	11.854736	11.81%	14,881	2010
	8.532324	10.602976	24.27%	16,139	2009
	14.814157	8.532324	-42.40%	16,955	2008
	13.896397	14.814157	6.60%	24,920	2007
	12.409166	13.896397	11.98%	31,929	2006
	11.719115	12.409166	5.89%	37,707	2005
	10.834968	11.719115	8.16%	47,542	2004
	8.622061	10.834968	25.67%	52,105	2003
	10.586142	8.622061	-18.55%	63,158	2002
	12.182869	10.586142	-13.11%	68,590	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.209649	9.249704	28.30%	52,251	2010
	5.591616	7.209649	28.94%	55,571	2009
	10.000000	5.591616	-44.08%	1,551	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.394113	10.491270	0.93%	598	2010
	9.846962	10.394113	5.56%	598	2009
	10.000000	9.846962	-1.53%	0	2008*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.378217	14.695235	9.84%	801	2010
	10.859682	13.378217	23.19%	858	2009
	19.798979	10.859682	-45.15%	858	2008
	16.757233	19.798979	18.15%	858	2007
	13.507203	16.757233	24.06%	0	2006
	11.484471	13.507203	17.61%	0	2005
	10.075073	11.484471	13.99%	0	2004
	7.513762	10.075073	34.09%	1,409	2003
	10.219036	7.513762	-26.47%	1,409	2002
	12.773009	10.219036	-20.00%	1,551	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.996820	19.751264	9.75%	1,657	2010
	14.609482	17.996820	23.19%	1,488	2009
	26.628401	14.609482	-45.14%	1,647	2008
	22.529507	26.628401	18.19%	3,109	2007
	18.170038	22.529507	23.99%	1,743	2006
	15.448981	18.170038	17.61%	1,442	2005
	13.553060	15.448981	13.99%	0	2004
	10.000000	13.553060	35.53%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.933335	13.867515	7.22%	110,093	2010
	10.000000	12.933335	29.33%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.908002	13.528212	4.80%	1,057	2010
	10.000000	12.908002	29.08%	524	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.373383	11.835488	14.09%	7,039	2010
	8.188324	10.373383	26.69%	9,549	2009
	13.187082	8.188324	-37.91%	10,468	2008
	13.685555	13.187082	-3.64%	17,842	2007
	11.980731	13.685555	14.23%	19,426	2006
	11.661238	11.980731	2.74%	19,086	2005
	10.070517	11.661238	15.80%	27,038	2004
	7.774693	10.070517	29.53%	23,102	2003
	10.539153	7.774693	-26.23%	13,973	2002
	12.174767	10.539153	-13.43%	12,184	2001

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.539941	15.678634	7.83%	0	2010
	10.208982	14.539941	42.42%	34,502	2009
	19.014745	10.208982	-46.31%	34,940	2008
	16.904209	19.014745	12.49%	45,599	2007
	15.889314	16.904209	6.39%	60,907	2006
	15.340269	15.889314	3.58%	77,157	2005
	14.556280	15.340269	5.39%	80,059	2004
	11.279831	14.556280	29.05%	80,392	2003
	15.649321	11.279831	-27.92%	72,163	2002
	18.165855	15.649321	-13.85%	40,004	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.632540	13.294223	14.28%	10,569	2010
	8.444970	11.632540	37.75%	22,393	2009
	14.327425	8.444970	-41.06%	14,222	2008
	13.675231	14.327425	4.77%	18,610	2007
	11.789981	13.675231	15.99%	16,679	2006
	10.465531	11.789981	12.66%	33,022	2005
	8.911680	10.465531	17.44%	34,601	2004
	6.322604	8.911680	40.95%	55,757	2003
	8.239576	6.322604	-23.27%	67,335	2002
	9.505903	8.239576	-13.32%	36,909	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.554780	21.207036	14.29%	17,440	2010
	13.477578	18.554780	37.67%	27,714	2009
	22.867724	13.477578	-41.06%	30,695	2008
	21.822967	22.867724	4.79%	34,941	2007
	18.815041	21.822967	15.99%	35,111	2006
	16.697062	18.815041	12.68%	42,026	2005
	14.214155	16.697062	17.47%	41,938	2004
	10.000000	14.214155	42.14%	16,741	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.684471	3.037459	13.15%	0	2010
	2.173660	2.684471	23.50%	0	2009
	10.342058	2.173660	-78.98%	0	2008
	10.505732	10.342058	-1.56%	0	2007
	10.000000	10.505732	5.06%	0	2006*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.485965	2.809693	13.02%	0	2010
	1.990129	2.485965	24.91%	0	2009
	9.567120	1.990129	-79.20%	0	2008
	10.000000	9.567120	-4.33%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.852164	13.561894	14.43%	25,897	2010
	9.374830	11.852164	26.43%	29,305	2009
	15.460789	9.374830	-39.36%	29,891	2008
	15.024833	15.460789	2.90%	31,699	2007
	13.253841	15.024833	13.36%	36,790	2006
	12.689909	13.253841	4.44%	44,010	2005
	11.763806	12.689909	7.87%	47,635	2004
	9.419845	11.763806	24.88%	55,534	2003
	11.771303	9.419845	-19.98%	55,406	2002
	13.296520	11.771303	-11.47%	53,397	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.062226	9.805147	21.62%	493	2010
	5.962922	8.062226	35.21%	0	2009
	9.732608	5.962922	-38.73%	482	2008
	9.997565	9.732608	-2.65%	394	2007
	10.000000	9.997565	-0.02%	158	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.341777	14.247372	25.62%	23,629	2010
	8.678735	11.341777	30.68%	36,722	2009
	17.290851	8.678735	-49.81%	40,282	2008
	16.501698	17.290851	4.78%	46,593	2007
	16.263170	16.501698	1.47%	48,662	2006
	14.690755	16.263170	10.70%	54,301	2005
	12.445509	14.690755	18.04%	57,161	2004
	10.055227	12.445509	23.77%	49,504	2003
	14.130362	10.055227	-28.84%	39,739	2002
	20.863367	14.130362	-32.27%	38,543	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.859825	11.705408	7.79%	2,492	2010
	10.000000	10.859825	8.60%	0	2009*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.939212	11.339656	3.66%	5,777	2010
	10.000000	10.939212	9.39%	3,104	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.795669	12.567564	6.54%	0	2010
	10.113712	11.795669	16.63%	0	2009
	11.037872	10.113712	-8.37%	0	2008
	10.123440	11.037872	9.03%	0	2007
	10.000000	10.123440	1.23%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.890771	13.734563	6.55%	0	2010
	11.471211	12.890771	12.37%	0	2009
	11.112292	11.471211	3.23%	0	2008
	10.370039	11.112292	7.16%	0	2007
	10.000000	10.370039	3.70%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.809001	12.563204	28.08%	0	2010
	6.297828	9.809001	55.75%	0	2009
	11.265159	6.297828	-44.09%	0	2008
	10.994500	11.265159	2.46%	0	2007
	10.000000	10.994500	9.95%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.918993	10.168820	14.01%	0	2010
	7.558878	8.918993	17.99%	0	2009
	12.448855	7.558878	-39.28%	0	2008
	11.602156	12.448855	7.30%	0	2007
	10.000000	11.602156	16.02%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.642037	9.351964	22.38%	0	2010
	5.386463	7.642037	41.87%	0	2009
	9.104513	5.386463	-40.84%	0	2008
	10.315062	9.104513	-11.74%	0	2007
	10.000000	10.315062	3.15%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.214032	11.129166	8.96%	0	2010
	8.249929	10.214032	23.81%	0	2009
	11.499152	8.249929	-28.26%	0	2008
	11.004798	11.499152	4.49%	0	2007
	10.000000	11.004798	10.05%	0	2006*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.176350	10.545945	14.93%	0	2010
	7.000546	9.176350	31.08%	0	2009
	11.536953	7.000546	-39.32%	0	2008
	11.387009	11.536953	1.32%	0	2007
	10.000000	11.387009	13.87%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.492509	14.211284	13.76%	0	2010
	7.337855	12.492509	70.25%	0	2009
	10.633911	7.337855	-31.00%	0	2008
	10.571782	10.633911	0.59%	0	2007
	10.000000	10.571782	5.72%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.912009	13.107356	20.12%	0	2010
	7.100855	10.912009	53.67%	0	2009
	11.732573	7.100855	-39.48%	0	2008
	10.799047	11.732573	8.64%	0	2007
	10.000000	10.799047	7.99%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.785783	12.521412	16.09%	0	2010
	7.604188	10.785783	41.84%	0	2009
	10.786546	7.604188	-29.50%	0	2008
	10.746274	10.786546	0.37%	0	2007
	10.000000	10.746274	7.46%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.458449	9.562681	28.21%	0	2010
	5.597969	7.458449	33.23%	0	2009
	10.763552	5.597969	-47.99%	0	2008
	10.343142	10.763552	4.06%	0	2007
	10.000000	10.343142	3.43%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.146185	9.364663	14.96%	0	2010
	6.201934	8.146185	31.35%	0	2009
	10.000623	6.201934	-37.98%	0	2008
	10.817217	10.000623	-7.55%	0	2007
	10.000000	10.817217	8.17%	0	2006*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.197843	10.145936	10.31%	6,074	2010
	7.876391	9.197843	16.78%	6,683	2009
	12.773749	7.876391	-38.34%	7,023	2008
	13.771001	12.773749	-7.24%	9,918	2007
	11.520948	13.771001	19.53%	4,843	2006
	10.934911	11.520948	5.36%	4,951	2005
	9.803970	10.934911	11.54%	5,355	2004
	8.047367	9.803970	21.83%	4,239	2003
	10.162146	8.047367	-20.81%	0	2002
	10.000000	10.162146	1.62%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.775883	11.077164	13.31%	7,492	2010
	7.920369	9.775883	23.43%	6,430	2009
	13.009929	7.920369	-39.12%	6,457	2008
	12.935035	13.009929	0.58%	8,610	2007
	11.341320	12.935035	14.05%	8,656	2006
	10.778251	11.341320	5.22%	8,896	2005
	9.772806	10.778251	10.29%	9,288	2004
	7.903154	9.772806	23.66%	2,423	2003
	10.184140	7.903154	-22.40%	0	2002
	10.000000	10.184140	1.84%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.533927	5.34%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.333491	10.911279	5.59%	0	2010
	9.563160	10.333491	8.06%	0	2009
	10.806679	9.563160	-11.51%	407	2008
	10.399424	10.806679	3.92%	795	2007
	10.000000	10.399424	3.99%	197	2006*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.687929	37.516437	8.15%	4,163	2010
	27.031931	34.687929	28.32%	4,358	2009
	32.261466	27.031931	-16.21%	3,519	2008
	30.731273	32.261466	4.98%	3,758	2007
	28.140902	30.731273	9.21%	929	2006
	25.437438	28.140902	10.63%	980	2005
	23.451931	25.437438	8.47%	4,861	2004
	18.610910	23.451931	26.01%	5,755	2003
	17.290213	18.610910	7.64%	3,520	2002
	15.936413	17.290213	8.50%	2,809	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.811838	13.343809	4.15%	0	2010
	9.809374	12.811838	30.61%	0	2009
	17.975722	9.809374	-45.43%	0	2008
	15.919012	17.975722	12.92%	0	2007
	12.908221	15.919012	23.32%	0	2006
	11.792352	12.908221	9.46%	0	2005
	10.193349	11.792352	15.69%	0	2004
	8.117559	10.193349	25.57%	0	2003
	10.000000	8.117559	-18.82%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.310198	27.893698	25.03%	1,262	2010
	10.608521	22.310198	110.30%	1,215	2009
	30.539927	10.608521	-65.26%	2,196	2008
	22.528407	30.539927	35.56%	1,543	2007
	16.382210	22.528407	37.52%	812	2006
	12.605738	16.382210	29.96%	924	2005
	10.000000	12.605738	26.06%	842	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	44.064804	55.082272	25.00%	1,511	2010
	20.974288	44.064804	110.09%	1,642	2009
	60.431031	20.974288	-65.29%	2,099	2008
	44.562351	60.431031	35.61%	3,343	2007
	32.414752	44.562351	37.48%	3,279	2006
	24.917339	32.414752	30.09%	3,464	2005
	20.083913	24.917339	24.07%	3,515	2004
	13.216913	20.083913	51.96%	4,338	2003
	13.812362	13.216913	-4.31%	6,607	2002
	14.275487	13.812362	-3.24%	5,700	2001

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.009576	34.405632	27.38%	5,900	2010
	17.388052	27.009576	55.33%	4,747	2009
	32.733939	17.388052	-46.88%	6,410	2008
	22.857287	32.733939	43.21%	3,674	2007
	18.623055	22.857287	22.74%	2,745	2006
	12.463044	18.623055	49.43%	3,124	2005
	10.000000	12.463044	24.63%	164	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	41.473254	52.821656	27.36%	0	2010
	26.713771	41.473254	55.25%	0	2009
	50.316098	26.713771	-46.91%	0	2008
	35.127563	50.316098	43.24%	0	2007
	28.630638	35.127563	22.69%	433	2006
	19.153438	28.630638	49.48%	433	2005
	15.664606	19.153438	22.43%	4,839	2004
	10.964166	15.664606	42.87%	6,677	2003
	11.450041	10.964166	-4.24%	3,600	2002
	12.974758	11.450041	-11.75%	1,703	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.470439	11.592488	10.72%	736	2010
	8.361699	10.470439	25.22%	736	2009
	13.656011	8.361699	-38.77%	736	2008
	12.603686	13.656011	8.35%	736	2007
	11.249556	12.603686	12.04%	0	2006
	10.496527	11.249556	7.17%	0	2005
	9.712184	10.496527	8.08%	0	2004
	7.301608	9.712184	33.01%	0	2003
	9.678106	7.301608	-24.56%	0	2002
	9.790234	9.678106	-1.15%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.073677	16.333716	24.94%	0	2010
	10.000000	13.073677	30.74%	0	2009*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.124597	17.612263	24.69%	1,658	2010
	10.051813	14.124597	40.52%	1,769	2009
	15.882881	10.051813	-36.71%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.101716	12.530438	3.54%	12,645	2010
	11.147327	12.101716	8.56%	11,780	2009
	11.499777	11.147327	-3.06%	9,065	2008
	10.663455	11.499777	7.84%	5,423	2007
	10.656245	10.663455	0.07%	4,388	2006
	10.651623	10.656245	0.04%	5,018	2005
	10.219974	10.651623	4.22%	10,108	2004
	10.000000	10.219974	2.20%	9,867	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.408680	12.827425	12.44%	7,254	2010
	9.807567	11.408680	16.33%	9,296	2009
	15.221926	9.807567	-35.57%	10,654	2008
	15.465441	15.221926	-1.57%	16,612	2007
	13.409003	15.465441	15.34%	13,182	2006
	13.010107	13.409003	3.07%	21,556	2005
	11.689405	13.010107	11.30%	21,225	2004
	9.174309	11.689405	27.41%	22,911	2003
	11.551890	9.174309	-20.58%	17,795	2002
	12.797950	11.551890	-9.74%	14,670	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.862139	15.469468	11.60%	0	2010
	10.520876	13.862139	31.76%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.133858	11.903854	17.47%	2,630	2010
	7.917341	10.133858	28.00%	3,776	2009
	10.625020	7.917341	-25.48%	3,536	2008
	11.042287	10.625020	-3.78%	2,373	2007
	10.000000	11.042287	10.42%	0	2006*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.858625	18.834917	11.72%	0	2010
	14.279047	16.858625	18.07%	24,302	2009
	19.798017	14.279047	-27.88%	33,332	2008
	21.190011	19.798017	-6.57%	47,155	2007
	18.129889	21.190011	16.88%	67,896	2006
	17.523098	18.129889	3.46%	61,404	2005
	15.559667	17.523098	12.62%	69,136	2004
	12.249189	15.559667	27.03%	70,979	2003
	14.232053	12.249189	-13.93%	79,064	2002
	12.807784	14.232053	11.12%	43,801	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.055694	13.034055	8.12%	5,270	2010
	10.000000	12.055694	20.56%	7,907	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.100507	11.166035	10.55%	0	2010
	10.000000	10.100507	1.01%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.835764	12.216607	12.74%	0	2010
	10.000000	10.835764	8.36%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.084235	14.977337	23.94%	3,141	2010
	9.812538	12.084235	23.15%	3,447	2009
	14.420003	9.812538	-31.95%	4,435	2008
	14.737340	14.420003	-2.15%	6,388	2007
	13.076669	14.737340	12.70%	6,753	2006
	12.379750	13.076669	5.63%	11,036	2005
	10.311541	12.379750	20.06%	7,445	2004
	7.597901	10.311541	35.72%	4,302	2003
	10.000000	7.597901	-24.02%	962	2002*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.857382	11.148183	13.09%	15,395	2010
	7.481911	9.857382	31.75%	15,763	2009
	11.583691	7.481911	-35.41%	17,585	2008
	10.911525	11.583691	6.16%	16,354	2007
	10.143929	10.911525	7.57%	12,824	2006
	9.938626	10.143929	2.07%	13,743	2005
	9.499959	9.938626	4.62%	14,582	2004
	7.654150	9.499959	24.12%	17,791	2003
	10.936572	7.654150	-30.01%	18,256	2002
	14.342049	10.936572	-23.74%	19,570	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.290301	12.771239	13.12%	80,572	2010
	9.072925	11.290301	24.44%	84,953	2009
	14.654133	9.072925	-38.09%	103,020	2008
	14.135644	14.654133	3.67%	105,975	2007
	12.424711	14.135644	13.77%	73,172	2006
	12.048127	12.424711	3.13%	110,780	2005
	11.055229	12.048127	8.98%	127,107	2004
	8.743455	11.055229	26.44%	129,995	2003
	11.433642	8.743455	-23.53%	123,020	2002
	13.219073	11.433642	-13.51%	106,147	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.548318	14.253495	13.59%	12,794	2010
	10.394501	12.548318	20.72%	14,224	2009
	14.979668	10.394501	-30.61%	15,736	2008
	14.196462	14.979668	5.52%	15,786	2007
	12.373260	14.196462	14.74%	19,211	2006
	12.034289	12.373260	2.82%	20,915	2005
	11.630648	12.034289	3.47%	21,752	2004
	9.744716	11.630648	19.35%	26,637	2003
	11.878721	9.744716	-17.96%	46,233	2002
	13.298747	11.878721	-10.68%	35,755	2001

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.992717	15.425891	2.89%	0	2010
	11.621468	14.992717	29.01%	0	2009
	18.824119	11.621468	-38.26%	0	2008
	18.350139	18.824119	2.58%	0	2007
	15.195051	18.350139	20.76%	0	2006
	13.786560	15.195051	10.22%	0	2005
	11.661488	13.786560	18.22%	0	2004
	8.682357	11.661488	34.31%	0	2003
	10.042606	8.682357	-13.54%	0	2002
	10.000000	10.042606	0.43%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.600527	11.110522	29.18%	0	2010
	6.927735	8.600527	24.15%	0	2009
	11.270275	6.927735	-38.53%	0	2008
	12.865824	11.270275	-12.40%	0	2007
	12.586704	12.865824	2.22%	0	2006
	12.077221	12.586704	4.22%	0	2005
	11.012255	12.077221	9.67%	0	2004
	8.489452	11.012255	29.72%	0	2003
	10.656860	8.489452	-20.34%	0	2002
	10.000000	10.656860	6.57%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.746442	15.760573	6.88%	20,293	2010
	12.430716	14.746442	18.63%	24,258	2009
	13.612057	12.430716	-8.68%	29,727	2008
	13.114438	13.612057	3.79%	34,574	2007
	12.782592	13.114438	2.60%	49,459	2006
	12.810509	12.782592	-0.22%	51,776	2005
	12.551247	12.810509	2.07%	55,156	2004
	12.176693	12.551247	3.08%	91,479	2003
	11.309545	12.176693	7.67%	96,464	2002
	10.630687	11.309545	6.39%	44,981	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.138614	11.258606	11.05%	626	2010
	8.290592	10.138614	22.29%	3,619	2009
	11.234050	8.290592	-26.20%	0	2008
	10.498392	11.234050	7.01%	0	2007
	10.000000	10.498392	4.98%	0	2006*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.594872	10.823369	12.80%	5,831	2010
	7.564266	9.594872	26.84%	5,590	2009
	11.412998	7.564266	-33.72%	1,744	2008
	10.518347	11.412998	8.51%	0	2007
	10.000000	10.518347	5.18%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.112684	10.412239	14.26%	0	2010
	7.040431	9.112684	29.43%	0	2009
	11.542938	7.040431	-39.01%	0	2008
	10.538472	11.542938	9.53%	0	2007
	10.000000	10.538472	5.38%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.574694	20.272971	15.35%	0	2010
	13.151764	17.574694	33.63%	36,956	2009
	23.267756	13.151764	-43.48%	42,997	2008
	20.104112	23.267756	15.74%	51,584	2007
	18.289700	20.104112	9.92%	53,674	2006
	15.890209	18.289700	15.10%	50,479	2005
	13.986657	15.890209	13.61%	44,791	2004
	11.062836	13.986657	26.43%	37,477	2003
	12.400091	11.062836	-10.78%	35,257	2002
	14.365961	12.400091	-13.68%	26,256	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.768775	10.291995	17.37%	14,137	2010
	6.032463	8.768775	45.36%	7,663	2009
	13.432461	6.032463	-55.09%	4,726	2008
	9.364090	13.432461	43.45%	12,097	2007
	10.000000	9.364090	-6.36%	4,863	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.605268	14.289703	13.36%	48,475	2010
	9.841661	12.605268	28.08%	48,972	2009
	17.439229	9.841661	-43.57%	56,151	2008
	17.458770	17.439229	-0.11%	58,114	2007
	14.760062	17.458770	18.28%	54,646	2006
	14.168390	14.760062	4.18%	71,663	2005
	12.914155	14.168390	9.71%	73,075	2004
	10.068066	12.914155	28.27%	76,444	2003
	12.314799	10.068066	-18.24%	90,090	2002
	13.173869	12.314799	-6.52%	54,239	2001

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.696648	9.374596	21.80%	0	2010
	5.362252	7.696648	43.53%	6,862	2009
	12.114380	5.362252	-55.74%	6,862	2008
	9.996390	12.114380	21.19%	5,560	2007
	9.637319	9.996390	3.73%	2,010	2006
	8.987214	9.637319	7.23%	2,771	2005
	8.522420	8.987214	5.45%	3,148	2004
	6.672816	8.522420	27.72%	3,173	2003
	8.676041	6.672816	-23.09%	3,173	2002
	10.295564	8.676041	-15.73%	3,274	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.162366	12.418141	22.20%	29,726	2010
	8.050949	10.162366	26.23%	31,306	2009
	15.490725	8.050949	-48.03%	35,877	2008
	12.396773	15.490725	24.96%	57,087	2007
	11.791270	12.396773	5.14%	50,472	2006
	11.327678	11.791270	4.09%	66,336	2005
	11.136737	11.327678	1.71%	73,829	2004
	8.514851	11.136737	30.79%	76,874	2003
	12.384853	8.514851	-31.25%	76,572	2002
	15.284127	12.384853	-18.97%	65,284	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.918726	13.358714	12.08%	14,121	2010
	8.416032	11.918726	41.62%	14,810	2009
	11.402019	8.416032	-26.19%	23,748	2008
	11.277015	11.402019	1.11%	25,519	2007
	10.297247	11.277015	9.51%	30,376	2006
	10.196357	10.297247	0.99%	32,182	2005
	9.456304	10.196357	7.83%	30,282	2004
	7.560980	9.456304	25.07%	41,473	2003
	7.408079	7.560980	2.06%	26,041	2002
	8.537159	7.408079	-13.23%	24,216	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.252397	11.478372	11.96%	5,230	2010
	7.231511	10.252397	41.77%	7,677	2009
	9.786127	7.231511	-26.10%	2,855	2008
	10.000000	9.786127	-2.14%	3,718	2007

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.954949	12.679944	6.06%	32,318	2010
	10.492401	11.954949	13.94%	36,757	2009
	11.020864	10.492401	-4.80%	18,003	2008
	10.737396	11.020864	2.64%	30,099	2007
	10.451062	10.737396	2.74%	29,296	2006
	10.393570	10.451062	0.55%	23,986	2005
	10.114979	10.393570	2.75%	20,651	2004
	10.000000	10.114979	1.15%	4,768	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.200402	11.663733	26.77%	6,844	2010
	6.671050	9.200402	37.92%	9,819	2009
	11.196312	6.671050	-40.42%	11,069	2008
	9.843302	11.196312	13.75%	4,788	2007
	10.000000	9.843302	-1.57%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.128098	15.724428	11.30%	1,450	2010
	11.344108	14.128098	24.54%	3,672	2009
	20.517005	11.344108	-44.71%	4,253	2008
	17.772964	20.517005	15.44%	2,425	2007
	15.297418	17.772964	16.18%	1,965	2006
	13.053223	15.297418	17.19%	4,641	2005
	11.676982	13.053223	11.79%	5,728	2004
	8.278081	11.676982	41.06%	6,140	2003
	10.550644	8.278081	-21.54%	6,166	2002
	13.606956	10.550644	-22.46%	8,322	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.178908	14.670234	11.32%	1,637	2010
	10.577575	13.178908	24.59%	3,002	2009
	19.135070	10.577575	-44.72%	3,702	2008
	16.573237	19.135070	15.46%	4,167	2007
	14.264458	16.573237	16.19%	6,625	2006
	12.176620	14.264458	17.15%	9,463	2005
	10.891962	12.176620	11.79%	11,295	2004
	7.718997	10.891962	41.11%	10,590	2003
	10.000000	7.718997	-22.81%	10,123	2002*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.631741	14.488426	24.56%	239	2010
	7.502620	11.631741	55.04%	1,124	2009
	15.601198	7.502620	-51.91%	1,032	2008
	15.000119	15.601198	4.01%	4,310	2007
	13.105208	15.000119	14.46%	2,778	2006
	12.972801	13.105208	1.02%	3,487	2005
	11.554180	12.972801	12.28%	4,303	2004
	7.433831	11.554180	55.43%	2,301	2003
	10.000000	7.433831	-25.66%	1,289	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.501643	11.655097	10.98%	10,914	2010
	7.862729	10.501643	33.56%	11,917	2009
	11.347958	7.862729	-30.71%	8,793	2008
	11.104529	11.347958	2.19%	8,937	2007
	10.000000	11.104529	11.05%	6,760	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.185954	10.338907	26.30%	1,685	2010
	6.434554	8.185954	27.22%	2,184	2009
	9.752789	6.434554	-34.02%	1,423	2008
	10.143557	9.752789	-3.85%	1,404	2007
	10.000000	10.143557	1.44%	162	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.453884	9.181002	8.60%	3,306	2010
	6.589253	8.453884	28.30%	3,372	2009
	10.000000	6.589253	-34.11%	1,312	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.706574	12.393116	15.75%	0	2010
	6.296301	10.706574	70.05%	870	2009
	13.506531	6.296301	-53.38%	0	2008
	10.655440	13.506531	26.76%	116	2007
	10.000000	10.655440	6.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.782597	10.446027	6.78%	2,009	2010
	7.238892	9.782597	35.14%	4,663	2009
	12.329457	7.238892	-41.29%	4,016	2008
	10.843323	12.329457	13.71%	2,143	2007
	10.000000	10.843323	8.43%	1,207	2006*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.222374	15.224526	7.05%	0	2010
	10.513161	14.222374	35.28%	0	2009
	17.859129	10.513161	-41.13%	0	2008
	15.660044	17.859129	14.04%	0	2007
	13.063390	15.660044	19.88%	0	2006
	12.004163	13.063390	8.82%	0	2005
	10.252048	12.004163	17.09%	0	2004
	7.852023	10.252048	30.57%	0	2003
	10.000000	7.852023	-21.48%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.957379	15.725011	12.66%	12,740	2010
	11.938945	13.957379	16.91%	8,312	2009
	11.412418	11.938945	4.61%	8,007	2008
	10.435795	11.412418	9.36%	3,607	2007
	10.000000	10.435795	4.36%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.310308	3.10%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.285203	12.85%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.602630	9.786193	13.76%	0	2010
	7.213161	8.602630	19.26%	0	2009
	12.734503	7.213161	-43.36%	0	2008
	11.542768	12.734503	10.32%	0	2007
	11.023590	11.542768	4.71%	0	2006
	10.282402	11.023590	7.21%	0	2005
	9.790271	10.282402	5.03%	0	2004
	7.673888	9.790271	27.58%	0	2003
	10.299485	7.673888	-25.49%	0	2002
	10.000000	10.299485	2.99%	0	2001*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.731681	9.908585	13.48%	0	2010
	7.343252	8.731681	18.91%	0	2009
	12.994210	7.343252	-43.49%	0	2008
	11.807776	12.994210	10.05%	0	2007
	11.302400	11.807776	4.47%	0	2006

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.788169	12.589403	16.70%	0	2010
	7.713524	10.788169	39.86%	0	2009
	14.811811	7.713524	-47.92%	0	2008
	13.603656	14.811811	8.88%	177	2007
	10.000000	13.603656	14.52%	166	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	12.008070	12.958281	7.91%	0	2010
	9.502061	12.008070	26.37%	0	2009
	13.809385	9.502061	-31.19%	0	2008
	12.968239	13.809385	6.49%	0	2007
	11.280955	12.968239	14.96%	0	2006
	10.874565	11.280955	3.74%	0	2005
	10.131479	10.874565	7.33%	0	2004
	8.266851	10.131479	22.56%	0	2003
	9.942134	8.266851	-16.85%	0	2002
	10.000000	9.942134	-0.58%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.388824	10.774692	3.71%	0	2010
	8.260850	10.388824	25.76%	0	2009
	11.749454	8.260850	-29.69%	0	2008
	10.665000	11.749454	10.17%	0	2007
	10.000000	10.665000	6.65%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.370485	9.689013	15.75%	0	2010
	6.461002	8.370485	29.55%	0	2009
	11.850539	6.461002	-45.48%	0	2008
	12.737583	11.850539	-6.96%	0	2007
	10.000000	12.737583	27.38%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.469708	18.309622	11.17%	0	2010
	12.363328	16.469708	33.21%	0	2009
	21.053292	12.363328	-41.28%	0	2008
	18.632898	21.053292	12.99%	0	2007
	14.751026	18.632898	26.32%	0	2006
	12.698388	14.751026	16.16%	0	2005
	10.396068	12.698388	22.15%	0	2004
	8.177656	10.396068	27.13%	0	2003
	10.000000	8.177656	-18.22%	0	2002*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.241206	22.737900	7.05%	4,562	2010
	10.000000	21.241206	23.17%	5,717	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.016324	9.456593	4.88%	94,144	2010
	6.268928	9.016324	43.83%	98,747	2009
	11.428589	6.268928	-45.15%	103,043	2008
	8.492349	11.428589	34.58%	107,034	2007
	7.901043	8.492349	7.48%	45,405	2006
	7.126209	7.901043	10.87%	49,771	2005
	6.132757	7.126209	16.20%	55,423	2004
	5.178331	6.132757	18.43%	61,411	2003
	6.253323	5.178331	-17.19%	64,157	2002
	8.122329	6.253323	-23.01%	58,131	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.190787	14.952122	22.65%	882	2010
	7.878316	12.190787	54.74%	1,334	2009
	14.256608	7.878316	-44.74%	1,319	2008
	11.888578	14.256608	19.92%	2,041	2007
	11.181353	11.888578	6.33%	1,511	2006
	10.196210	11.181353	9.66%	1,421	2005
	10.265717	10.196210	-0.68%	1,094	2004
	7.083279	10.265717	44.93%	1,269	2003
	10.000000	7.083279	-29.17%	540	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.975587	4.871385	22.53%	12,946	2010
	2.572472	3.975587	54.54%	13,486	2009
	4.661468	2.572472	-44.81%	13,612	2008
	3.888995	4.661468	19.86%	12,754	2007
	3.661446	3.888995	6.21%	4,540	2006
	3.332166	3.661446	9.88%	4,540	2005
	3.363865	3.332166	-0.94%	13,957	2004
	2.331479	3.363865	44.28%	18,403	2003
	4.007355	2.331479	-41.82%	20,558	2002
	6.491188	4.007355	-38.26%	29,765	2001

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.575481	29.034754	23.16%	10,878	2010
	13.365756	23.575481	76.39%	10,619	2009
	28.394698	13.365756	-52.93%	11,403	2008
	22.510007	28.394698	26.14%	17,201	2007
	15.577572	22.510007	44.50%	13,004	2006
	11.978709	15.577572	30.04%	17,639	2005
	10.244286	11.978709	16.93%	16,018	2004
	7.729765	10.244286	32.53%	18,317	2003
	10.000000	7.729765	-22.70%	17,652	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.693467	16.862684	23.14%	20,291	2010
	7.763332	13.693467	76.39%	21,231	2009
	16.499263	7.763332	-52.95%	23,944	2008
	13.085427	16.499263	26.09%	24,428	2007
	9.059618	13.085427	44.44%	12,550	2006
	6.970674	9.059618	29.97%	13,894	2005
	5.962587	6.970674	16.91%	19,751	2004
	4.499478	5.962587	32.52%	25,083	2003
	6.152979	4.499478	-26.87%	31,482	2002
	8.158972	6.152979	-24.59%	44,316	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.663313	14.183043	21.60%	1,288	2010
	9.345851	11.663313	24.80%	1,362	2009
	14.205869	9.345851	-34.21%	1,108	2008
	14.077968	14.205869	0.91%	1,108	2007
	12.231867	14.077968	15.09%	1,823	2006
	11.370133	12.231867	7.58%	3,207	2005
	10.000000	11.370133	13.70%	2,791	2004*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.180267	13.343369	9.55%	2,706	2010
	10.098507	12.180267	20.61%	1,870	2009
	15.243699	10.098507	-33.75%	2,053	2008
	14.384752	15.243699	5.97%	0	2007
	12.118222	14.384752	18.70%	652	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.735263	7.35%	0	2010*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.999600	10.370178	3.71%	3,935	2010
	8.958025	9.999600	11.63%	5,993	2009
	10.505182	8.958025	-14.73%	14,659	2008
	10.180267	10.505182	3.19%	16,313	2007
	9.918119	10.180267	2.64%	14,280	2006
	9.925486	9.918119	-0.07%	12,030	2005
	9.998725	9.925486	-0.73%	11,344	2004
	10.000000	9.998725	-0.01%	741	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.997385	11.778758	17.82%	150	2010
	8.268264	9.997385	20.91%	0	2009
	13.868982	8.268264	-40.38%	0	2008
	14.009236	13.868982	-1.00%	372	2007
	13.512331	14.009236	3.68%	384	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.873942	13.158950	21.01%	0	2010
	8.399779	10.873942	29.46%	0	2009
	14.082459	8.399779	-40.35%	0	2008
	13.286513	14.082459	5.99%	2,362	2007
	11.862757	13.286513	12.00%	1,740	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.555835	7.700493	17.46%	701	2010
	4.986558	6.555835	31.47%	437	2009
	8.259649	4.986558	-39.63%	1,359	2008
	7.015054	8.259649	17.74%	3,506	2007
	6.707862	7.015054	4.58%	59,460	2006
	6.394073	6.707862	4.91%	8,009	2005
	6.001871	6.394073	6.53%	9	2004
	4.590315	6.001871	30.75%	10,511	2003
	6.538172	4.590315	-29.79%	9,616	2002
	9.237443	6.538172	-29.22%	9,869	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.438437	13.901600	11.76%	27,992	2010
	10.000000	12.438437	24.38%	0	2009*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.187384	10.137186	10.34%	5,332	2010
	7.557697	9.187384	21.56%	4,923	2009
	10.926297	7.557697	-30.83%	4,745	2008
	10.451726	10.926297	4.54%	4,745	2007
	10.000000	10.451726	4.52%	1,132	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.378523	10.835256	4.40%	11,110	2010
	9.395078	10.378523	10.47%	16,633	2009
	10.582931	9.395078	-11.22%	9,335	2008
	10.433824	10.582931	1.43%	9,583	2007
	10.000000	10.433824	4.34%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.192912	11.174715	9.63%	2,843	2010
	7.307804	10.192912	39.48%	1,866	2009
	12.090799	7.307804	-39.56%	918	2008
	10.734006	12.090799	12.64%	1,054	2007
	10.000000	10.734006	7.34%	860	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.494561	9.889514	16.42%	13,875	2010
	6.213995	8.494561	36.70%	14,329	2009
	11.308815	6.213995	-45.05%	4,955	2008
	10.261053	11.308815	10.21%	7,009	2007
	10.000000	10.261053	2.61%	5,153	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.690526	8.406630	9.31%	0	2010
	5.974146	7.690526	28.73%	1,804	2009
	9.792857	5.974146	-38.99%	0	2008
	10.000000	9.792857	-2.07%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.721522	16.408272	11.46%	8,098	2010
	10.236784	14.721522	43.81%	8,330	2009
	14.432295	10.236784	-29.07%	9,454	2008
	14.207908	14.432295	1.58%	9,844	2007
	13.040874	14.207908	8.95%	13,404	2006
	12.931102	13.040874	0.85%	19,395	2005
	11.924059	12.931102	8.45%	28,397	2004
	9.900524	11.924059	20.44%	29,132	2003
	9.737236	9.900524	1.68%	22,276	2002
	9.486372	9.737236	2.64%	13,505	2001

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.772757	13.122323	11.46%	4,411	2010
	8.181762	11.772757	43.89%	4,846	2009
	11.552447	8.181762	-29.18%	9,474	2008
	11.369143	11.552447	1.61%	10,017	2007
	10.435727	11.369143	8.94%	5,441	2006
	10.000000	10.435727	4.36%	5,470	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.729430	8.801821	13.87%	13,867	2010
	5.130170	7.729430	50.67%	13,808	2009
	10.000000	5.130170	-48.70%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.924306	9.646129	21.73%	148	2010
	6.116244	7.924306	29.56%	155	2009
	10.000000	6.116244	-38.84%	1,938	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.079041	9.148112	13.23%	0	2010
	6.348539	8.079041	27.26%	0	2009
	10.000000	6.348539	-36.51%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.334244	10.151038	8.75%	0	2010
	7.908776	9.334244	18.02%	0	2009
	10.000000	7.908776	-20.91%	0	2008*

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.790510	9.731444	10.70%	8,361	2010
	7.187575	8.790510	22.30%	8,361	2009
	10.000000	7.187575	-28.12%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.083319	10.607527	5.20%	0	2010
	9.057536	10.083319	11.33%	0	2009
	10.000000	9.057536	-9.42%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.062813	9.941983	9.70%	8,528	2010
	7.544912	9.062813	20.12%	9,927	2009
	10.000000	7.544912	-24.55%	11,760	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.509389	9.497527	11.61%	0	2010
	6.824993	8.509389	24.68%	0	2009
	10.000000	6.824993	-31.75%	0	2008*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.607347	10.318164	7.40%	1,396	2010
	8.288260	9.607347	15.92%	1,364	2009
	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.549709	11.124752	5.45%	2,457	2010
	9.845494	10.549709	7.15%	2,471	2009
	10.000000	9.845494	-1.55%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.273445	12.005371	6.49%	206	2010
	9.829489	11.273445	14.69%	0	2009
	10.000000	9.829489	-1.71%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.127024	25.320932	14.43%	1,312	2010
	13.755036	22.127024	60.86%	1,358	2009
	33.063004	13.755036	-58.40%	1,424	2008
	23.058810	33.063004	43.39%	1,470	2007
	17.121952	23.058810	34.67%	1,512	2006
	13.104750	17.121952	30.65%	1,572	2005
	11.018589	13.104750	18.93%	1,633	2004
	6.768606	11.018589	62.79%	1,633	2003
	8.106355	6.768606	-16.50%	1,688	2002
	8.680573	8.106355	-6.61%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.471320	28.013014	14.47%	4,208	2010
	15.196467	24.471320	61.03%	5,137	2009
	36.586463	15.196467	-58.46%	5,562	2008
	25.521530	36.586463	43.36%	6,602	2007
	18.960812	25.521530	34.60%	7,474	2006
	14.510224	18.960812	30.67%	5,896	2005
	12.198995	14.510224	18.95%	4,638	2004
	7.495729	12.198995	62.75%	2,895	2003
	10.000000	7.495729	-25.04%	3,323	2002*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.527898	14.994272	3.21%	44,834	2010
	14.362980	14.527898	1.15%	82,549	2009
	13.536704	14.362980	6.10%	82,781	2008
	12.825824	13.536704	5.54%	56,332	2007
	12.599616	12.825824	1.80%	57,016	2006
	12.386709	12.599616	1.72%	70,750	2005
	12.178075	12.386709	1.71%	80	2004
	12.121079	12.178075	0.47%	123,664	2003
	11.087778	12.121079	9.32%	133,187	2002
	10.496056	11.087778	5.64%	80,294	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.390629	11.595202	11.59%	1,458	2010
	8.131881	10.390629	27.78%	1,458	2009
	15.304786	8.131881	-46.87%	1,458	2008
	12.221441	15.304786	25.23%	1,458	2007
	9.330986	12.221441	30.98%	1,458	2006
	7.274894	9.330986	28.26%	1,458	2005
	6.467638	7.274894	12.48%	1,458	2004
	4.841394	6.467638	33.59%	1,458	2003
	6.476357	4.841394	-25.25%	1,458	2002
	9.216139	6.476357	-29.73%	0	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.627569	18.551749	11.57%	1,117	2010
	13.018102	16.627569	27.73%	2,817	2009
	24.493336	13.018102	-46.85%	4,920	2008
	19.558384	24.493336	25.23%	2,986	2007
	14.934305	19.558384	30.96%	1,626	2006
	11.646653	14.934305	28.23%	680	2005
	10.339912	11.646653	12.64%	453	2004
	7.756602	10.339912	33.30%	392	2003
	10.000000	7.756602	-22.43%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.303543	8.784189	5.79%	0	2010
	6.554722	8.303543	26.68%	0	2009
	11.693487	6.554722	-43.95%	0	2008
	10.853520	11.693487	7.74%	248	2007
	10.000000	10.853520	8.54%	130	2006*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.931917	13.472382	12.91%	10,207	2010
	9.522873	11.931917	25.30%	9,798	2009
	15.308184	9.522873	-37.79%	14,028	2008
	14.668581	15.308184	4.36%	28,020	2007
	12.741978	14.668581	15.12%	21,388	2006
	11.984875	12.741978	6.32%	21,388	2005
	10.670649	11.984875	12.32%	21,388	2004
	8.215054	10.670649	29.89%	21,388	2003
	10.000000	8.215054	-17.85%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.523426	12.464635	8.17%	2,974	2010
	10.000000	11.523426	15.23%	2,974	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.082047	13.332645	10.35%	0	2010
	10.000000	12.082047	20.82%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.928224	12.441672	4.30%	36,717	2010
	11.101361	11.928224	7.45%	45,924	2009
	11.992742	11.101361	-7.43%	49,955	2008
	11.554601	11.992742	3.79%	2,850	2007
	11.049006	11.554601	4.58%	4,329	2006
	10.857746	11.049006	1.76%	11,590	2005
	10.533052	10.857746	3.08%	12,730	2004
	9.909899	10.533052	6.29%	12,387	2003
	10.000000	9.909899	-0.90%	1,737	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.091079	13.209596	9.25%	119,595	2010
	10.303566	12.091079	17.35%	145,126	2009
	13.619819	10.303566	-24.35%	127,996	2008
	13.087664	13.619819	4.07%	128,169	2007
	11.931793	13.087664	9.69%	119,853	2006
	11.498473	11.931793	3.77%	121,472	2005
	10.657265	11.498473	7.89%	97,090	2004
	9.012363	10.657265	18.25%	60,134	2003
	10.000000	9.012363	-9.88%	9,317	2002*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.154289	13.508611	11.14%	54,554	2010
	9.919721	12.154289	22.53%	55,807	2009
	14.678830	9.919721	-32.42%	41,051	2008
	14.040065	14.678830	4.55%	45,108	2007
	12.443859	14.040065	12.83%	39,155	2006
	11.798411	12.443859	5.47%	48,665	2005
	10.685816	11.798411	10.41%	43,783	2004
	8.566085	10.685816	24.75%	16,960	2003
	10.000000	8.566085	-14.34%	9,598	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.163228	13.001188	6.89%	21,416	2010
	10.778891	12.163228	12.84%	19,370	2009
	12.880912	10.778891	-16.32%	21,396	2008
	12.354247	12.880912	4.26%	66,393	2007
	11.567555	12.354247	6.80%	21,371	2006
	11.239043	11.567555	2.92%	19,799	2005
	10.647898	11.239043	5.55%	18,616	2004
	9.507569	10.647898	11.99%	9,636	2003
	10.000000	9.507569	-4.92%	1,794	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.657282	26.922228	24.31%	10,090	2010
	16.077655	21.657282	34.70%	10,223	2009
	25.690552	16.077655	-37.42%	11,240	2008
	24.250660	25.690552	5.94%	10,674	2007
	22.403405	24.250660	8.25%	11,787	2006
	20.288824	22.403405	10.42%	14,734	2005
	17.797782	20.288824	14.00%	16,493	2004
	13.418734	17.797782	32.63%	18,139	2003
	16.084876	13.418734	-16.58%	26,674	2002
	16.547367	16.084876	-2.79%	10,010	2001

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.596067	11.422145	-1.50%	53,239	2010
	11.767718	11.596067	-1.46%	80,020	2009
	11.706507	11.767718	0.52%	136,589	2008
	11.342165	11.706507	3.21%	84,801	2007
	11.015384	11.342165	2.97%	68,123	2006
	10.892063	11.015384	1.13%	84,571	2005
	10.968931	10.892063	-0.70%	102,875	2004
	11.066732	10.968931	-0.88%	93,668	2003
	11.100780	11.066732	-0.31%	135,868	2002
	10.878760	11.100780	2.04%	86,869	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.306279	15.583700	8.93%	5,623	2010
	11.677180	14.306279	22.51%	9,499	2009
	14.333485	11.677180	-18.53%	18,441	2008
	13.909639	14.333485	3.05%	20,067	2007
	13.469205	13.909639	3.27%	17,101	2006
	13.382009	13.469205	0.65%	17,507	2005
	12.752538	13.382009	4.94%	8,912	2004
	11.547565	12.752538	10.43%	7,493	2003
	10.935239	11.547565	5.60%	3,912	2002
	10.656316	10.935239	2.62%	1,021	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.442337	15.112756	12.43%	0	2010
	10.000000	13.442337	34.42%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.170431	9.177625	12.33%	71,009	2010
	6.078619	8.170431	34.41%	73,736	2009
	10.000000	6.078619	-39.21%	1,909	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.921868	15.596616	4.52%	232	2010
	11.667697	14.921868	27.89%	941	2009
	22.072817	11.667697	-47.14%	2,248	2008
	21.772574	22.072817	1.38%	3,758	2007
	18.007172	21.772574	20.91%	3,079	2006
	16.314137	18.007172	10.38%	2,693	2005
	13.772107	16.314137	18.46%	2,284	2004
	10.000000	13.772107	37.72%	0	2003*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.054001	9.163741	13.78%	8,286	2010
	6.300524	8.054001	27.83%	423	2009
	10.000000	6.300524	-36.99%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.409772	4.10%	3,212	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.887411	8.759418	11.06%	0	2010
	6.284757	7.887411	25.50%	0	2009
	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.783988	9.723625	24.92%	30,885	2010
	6.216511	7.783988	25.21%	33,654	2009
	10.000000	6.216511	-37.83%	596	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.597378	10.131081	17.84%	44,782	2010
	6.689909	8.597378	28.51%	47,843	2009
	10.000000	6.689909	-33.10%	1,383	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.078364	13.689306	23.57%	4,400	2010
	8.823919	11.078364	25.55%	5,496	2009
	16.719936	8.823919	-47.23%	6,369	2008
	15.467798	16.719936	8.10%	9,300	2007
	15.214808	15.467798	1.66%	8,147	2006
	14.289660	15.214808	6.47%	12,156	2005
	12.791193	14.289660	11.71%	13,014	2004
	9.671672	12.791193	32.25%	13,322	2003
	14.718863	9.671672	-34.29%	11,968	2002
	16.761357	14.718863	-12.19%	6,537	2001

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.834325	32.217265	24.71%	12,930	2010
	20.780205	25.834325	24.32%	13,653	2009
	31.094922	20.780205	-33.17%	18,392	2008
	33.908952	31.094922	-8.30%	25,563	2007
	29.348465	33.908952	15.54%	33,370	2006
	28.905822	29.348465	1.53%	33,232	2005
	25.018122	28.905822	15.54%	39,390	2004
	16.192394	25.018122	54.51%	41,387	2003
	22.570133	16.192394	-28.26%	34,290	2002
	17.864340	22.570133	26.34%	19,965	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.280410	27.503258	23.44%	17,636	2010
	16.792408	22.280410	32.68%	19,266	2009
	27.581842	16.792408	-39.12%	22,053	2008
	27.419590	27.581842	0.59%	23,936	2007
	24.845062	27.419590	10.36%	19,504	2006
	22.456273	24.845062	10.64%	22,823	2005
	19.154484	22.456273	17.24%	24,829	2004
	13.790055	19.154484	38.90%	29,334	2003
	16.934952	13.790055	-18.57%	30,992	2002
	18.430186	16.934952	-8.11%	22,580	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.542591	11.781243	11.75%	25,832	2010
	8.488044	10.542591	24.21%	25,216	2009
	14.744782	8.488044	-42.43%	26,218	2008
	13.838380	14.744782	6.55%	30,181	2007
	12.363615	13.838380	11.93%	31,368	2006
	11.682001	12.363615	5.83%	32,576	2005
	10.806133	11.682001	8.11%	33,061	2004
	8.603482	10.806133	25.60%	34,413	2003
	10.568710	8.603482	-18.59%	39,500	2002
	12.169023	10.568710	-13.15%	39,070	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.203521	9.237175	28.23%	22,105	2010
	5.589702	7.203521	28.87%	28,920	2009
	10.000000	5.589702	-44.10%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.385334	10.477107	0.88%	0	2010
	9.843634	10.385334	5.50%	7,060	2009
	10.000000	9.843634	-1.56%	0	2008*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.302032	14.604136	9.79%	101	2010
	10.803329	13.302032	23.13%	103	2009
	19.706262	10.803329	-45.18%	105	2008
	16.687268	19.706262	18.09%	108	2007
	13.457619	16.687268	24.00%	334	2006
	11.448092	13.457619	17.55%	373	2005
	10.048253	11.448092	13.93%	583	2004
	7.497562	10.048253	34.02%	604	2003
	10.202185	7.497562	-26.51%	1,512	2002
	12.758477	10.202185	-20.04%	1,257	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.936037	19.674581	9.69%	49	2010
	14.567530	17.936037	23.12%	49	2009
	26.565458	14.567530	-45.16%	49	2008
	22.487719	26.565458	18.13%	183	2007
	18.145506	22.487719	23.93%	0	2006
	15.435931	18.145506	17.55%	183	2005
	13.548477	15.435931	13.93%	202	2004
	10.000000	13.548477	35.48%	200	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.928952	13.855790	7.17%	70,681	2010
	10.000000	12.928952	29.29%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.903630	13.516785	4.75%	109	2010
	10.000000	12.903630	29.04%	115	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.314299	11.762107	14.04%	8,055	2010
	8.145827	10.314299	26.62%	8,424	2009
	13.125312	8.145827	-37.94%	13,606	2008
	13.628411	13.125312	-3.69%	25,134	2007
	11.936752	13.628411	14.17%	28,572	2006
	11.624315	11.936752	2.69%	30,214	2005
	10.043723	11.624315	15.74%	21,791	2004
	7.757941	10.043723	29.46%	13,413	2003
	10.521790	7.757941	-26.27%	12,763	2002
	12.160926	10.521790	-13.48%	9,930	2001

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.457152	15.581455	7.78%	0	2010
	10.156003	14.457152	42.35%	24,632	2009
	18.925714	10.156003	-46.34%	31,304	2008
	16.833637	18.925714	12.43%	36,498	2007
	15.830998	16.833637	6.33%	42,374	2006
	15.291700	15.830998	3.53%	46,910	2005
	14.517548	15.291700	5.33%	59,150	2004
	11.255526	14.517548	28.98%	66,079	2003
	15.623539	11.255526	-27.96%	69,480	2002
	18.145209	15.623539	-13.90%	42,400	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.492103	21.124693	14.24%	10,512	2010
	13.438879	18.492103	37.60%	11,633	2009
	22.813666	13.438879	-41.09%	17,069	2008
	21.782493	22.813666	4.73%	19,252	2007
	18.789648	21.782493	15.93%	21,809	2006
	16.682960	18.789648	12.63%	24,243	2005
	14.209351	16.682960	17.41%	25,155	2004
	10.000000	14.209351	42.09%	10,283	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.575585	13.222428	14.23%	30,394	2010
	8.407890	11.575585	37.68%	31,319	2009
	14.271766	8.407890	-41.09%	35,677	2008
	13.629059	14.271766	4.72%	38,350	2007
	11.756121	13.629059	15.93%	28,775	2006
	10.440758	11.756121	12.60%	32,538	2005
	8.895100	10.440758	17.38%	34,234	2004
	6.314040	8.895100	40.88%	43,895	2003
	8.232600	6.314040	-23.30%	69,553	2002
	9.502715	8.232600	-13.37%	22,431	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.482612	2.804484	12.97%	0	2010
	1.988444	2.482612	24.85%	773	2009
	9.563886	1.988444	-79.21%	242	2008
	10.000000	9.563886	-4.36%	0	2007

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.679489	3.030282	13.09%	0	2010
	2.170717	2.679489	23.44%	0	2009
	10.333299	2.170717	-78.99%	0	2008
	10.502191	10.333299	-1.61%	0	2007
	10.000000	10.502191	5.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.784682	13.477836	14.37%	23,786	2010
	9.326193	11.784682	26.36%	26,614	2009
	15.388393	9.326193	-39.39%	30,555	2008
	14.962113	15.388393	2.85%	38,647	2007
	13.205210	14.962113	13.30%	38,982	2006
	12.649738	13.205210	4.39%	42,610	2005
	11.732516	12.649738	7.82%	42,795	2004
	9.399555	11.732516	24.82%	47,833	2003
	11.751920	9.399555	-20.02%	44,699	2002
	13.281403	11.751920	-11.52%	31,138	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.047221	9.781928	21.56%	362	2010
	5.954845	8.047221	35.14%	7,009	2009
	9.724370	5.954845	-38.76%	4,808	2008
	9.994196	9.724370	-2.70%	4,536	2007
	10.000000	9.994196	-0.06%	530	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.277175	14.159062	25.56%	14,994	2010
	8.633683	11.277175	30.62%	15,121	2009
	17.209838	8.633683	-49.83%	15,790	2008
	16.432771	17.209838	4.73%	15,647	2007
	16.203447	16.432771	1.42%	9,086	2006
	14.644219	16.203447	10.65%	12,485	2005
	12.412379	14.644219	17.98%	13,581	2004
	10.033548	12.412379	23.71%	14,463	2003
	14.107081	10.033548	-28.88%	17,912	2002
	20.839650	14.107081	-32.31%	12,079	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.856139	11.695500	7.73%	0	2010
	10.000000	10.856139	8.56%	0	2009*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.935503	11.330057	3.61%	10,250	2010
	10.000000	10.935503	9.36%	8,665	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.774218	12.538344	6.49%	0	2010
	10.100445	11.774218	16.57%	0	2009
	11.028989	10.100445	-8.42%	0	2008
	10.120458	11.028989	8.98%	0	2007
	10.000000	10.120458	1.20%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.867331	13.702636	6.49%	0	2010
	11.456166	12.867331	12.32%	0	2009
	11.103352	11.456166	3.18%	0	2008
	10.366984	11.103352	7.10%	0	2007
	10.000000	10.366984	3.67%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.791276	12.534159	28.01%	0	2010
	6.289634	9.791276	55.67%	0	2009
	11.256238	6.289634	-44.12%	0	2008
	10.991407	11.256238	2.41%	0	2007
	10.000000	10.991407	9.91%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.902877	10.145294	13.96%	0	2010
	7.549055	8.902877	17.93%	0	2009
	12.439008	7.549055	-39.31%	0	2008
	11.598891	12.439008	7.24%	0	2007
	10.000000	11.598891	15.99%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.628231	9.330339	22.31%	0	2010
	5.379457	7.628231	41.80%	0	2009
	9.097298	5.379457	-40.87%	0	2008
	10.312149	9.097298	-11.78%	0	2007
	10.000000	10.312149	3.12%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.195562	11.103408	8.90%	0	2010
	8.239202	10.195562	23.74%	0	2009
	11.490037	8.239202	-28.29%	0	2008
	11.001693	11.490037	4.44%	0	2007
	10.000000	11.001693	10.02%	0	2006*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.159756	10.521534	14.87%	0	2010
	6.991427	9.159756	31.01%	0	2009
	11.527802	6.991427	-39.35%	0	2008
	11.383794	11.527802	1.27%	0	2007
	10.000000	11.383794	13.84%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.469962	14.178438	13.70%	0	2010
	7.328317	12.469962	70.16%	0	2009
	10.625490	7.328317	-31.03%	0	2008
	10.568800	10.625490	0.54%	0	2007
	10.000000	10.568800	5.69%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.892292	13.077044	20.06%	0	2010
	7.091623	10.892292	53.59%	0	2009
	11.723275	7.091623	-39.51%	0	2008
	10.796002	11.723275	8.59%	0	2007
	10.000000	10.796002	7.96%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.766290	12.492434	16.03%	0	2010
	7.594298	10.766290	41.77%	0	2009
	10.777996	7.594298	-29.54%	0	2008
	10.743245	10.777996	0.32%	0	2007
	10.000000	10.743245	7.43%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.444983	9.540570	28.15%	0	2010
	5.590692	7.444983	33.17%	0	2009
	10.755028	5.590692	-48.02%	0	2008
	10.340219	10.755028	4.01%	0	2007
	10.000000	10.340219	3.40%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.131464	9.343006	14.90%	0	2010
	6.193861	8.131464	31.28%	0	2009
	9.992694	6.193861	-38.02%	0	2008
	10.814168	9.992694	-7.60%	0	2007
	10.000000	10.814168	8.14%	0	2006*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.159987	10.099054	10.25%	0	2010
	7.847956	9.159987	16.72%	813	2009
	12.734114	7.847956	-38.37%	813	2008
	13.735284	12.734114	-7.29%	813	2007
	11.496890	13.735284	19.47%	465	2006
	10.917595	11.496890	5.31%	465	2005
	9.793406	10.917595	11.48%	465	2004
	8.042771	9.793406	21.77%	465	2003
	10.161508	8.042771	-20.85%	0	2002
	10.000000	10.161508	1.62%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.735649	11.025988	13.25%	0	2010
	7.891784	9.735649	23.36%	460	2009
	12.969567	7.891784	-39.15%	460	2008
	12.901475	12.969567	0.53%	460	2007
	11.317614	12.901475	13.99%	460	2006
	10.761179	11.317614	5.17%	460	2005
	9.762273	10.761179	10.23%	460	2004
	7.898637	9.762273	23.59%	460	2003
	10.183502	7.898637	-22.44%	0	2002
	10.000000	10.183502	1.84%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.530386	5.30%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.314278	10.885477	5.54%	999	2010
	9.550224	10.314278	8.00%	999	2009
	10.797546	9.550224	-11.55%	1,312	2008
	10.395936	10.797546	3.86%	1,247	2007
	10.000000	10.395936	3.96%	663	2006*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.490539	37.284043	8.10%	62	2010
	26.891737	34.490539	28.26%	315	2009
	32.110447	26.891737	-16.25%	285	2008
	30.603032	32.110447	4.93%	285	2007
	28.037652	30.603032	9.15%	951	2006
	25.356933	28.037652	10.57%	951	2005
	23.389566	25.356933	8.41%	2,737	2004
	18.570832	23.389566	25.95%	3,980	2003
	17.261739	18.570832	7.58%	1,498	2002
	15.918288	17.261739	8.44%	24	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.762092	13.285251	4.10%	0	2010
	9.776243	12.762092	30.54%	0	2009
	17.924126	9.776243	-45.46%	0	2008
	15.881416	17.924126	12.86%	0	2007
	12.884245	15.881416	23.26%	0	2006
	11.776394	12.884245	9.41%	0	2005
	10.184725	11.776394	15.63%	0	2004
	8.114795	10.184725	25.51%	0	2003
	10.000000	8.114795	-18.85%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.246184	27.799572	24.96%	4,177	2010
	10.583445	22.246184	110.20%	1,066	2009
	30.483292	10.583445	-65.28%	817	2008
	22.498101	30.483292	35.49%	958	2007
	16.368454	22.498101	37.45%	758	2006
	12.601515	16.368454	29.89%	984	2005
	10.000000	12.601515	26.02%	61	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.813936	54.740934	24.94%	458	2010
	20.865450	43.813936	109.98%	499	2009
	60.148122	20.865450	-65.31%	1,209	2008
	44.376351	60.148122	35.54%	1,335	2007
	32.295777	44.376351	37.41%	1,543	2006
	24.838435	32.295777	30.02%	1,585	2005
	20.030473	24.838435	24.00%	1,824	2004
	13.188423	20.030473	51.88%	3,580	2003
	13.789595	13.188423	-4.36%	3,362	2002
	14.259243	13.789595	-3.29%	1,588	2001

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.932078	34.289540	27.32%	6,881	2010
	17.346970	26.932078	55.26%	5,055	2009
	32.673221	17.346970	-46.91%	6,274	2008
	22.826527	32.673221	43.14%	5,737	2007
	18.607412	22.826527	22.67%	4,399	2006
	12.458870	18.607412	49.35%	512	2005
	10.000000	12.458870	24.59%	96	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	41.237130	52.494310	27.30%	0	2010
	26.575168	41.237130	55.17%	0	2009
	50.080524	26.575168	-46.94%	735	2008
	34.980940	50.080524	43.17%	796	2007
	28.525563	34.980940	22.63%	1,091	2006
	19.092790	28.525563	49.40%	1,420	2005
	15.602972	19.092790	22.37%	1,520	2004
	10.940542	15.602972	42.62%	2,347	2003
	11.431171	10.940542	-4.29%	8,599	2002
	12.959993	11.431171	-11.80%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.414816	11.525062	10.66%	1,609	2010
	8.321500	10.414816	25.16%	1,609	2009
	13.597276	8.321500	-38.80%	1,609	2008
	12.555891	13.597276	8.29%	1,609	2007
	11.212563	12.555891	11.98%	1,609	2006
	10.467304	11.212563	7.12%	1,441	2005
	9.690056	10.467304	8.02%	1,975	2004
	7.288675	9.690056	32.95%	1,444	2003
	9.665888	7.288675	-24.59%	1,444	2002
	9.782879	9.665888	-1.20%	1,444	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.069260	16.319922	24.87%	6,792	2010
	10.000000	13.069260	30.69%	0	2009*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.069675	17.534886	24.63%	9,915	2010
	10.017824	14.069675	40.45%	8,010	2009
	15.837244	10.017824	-36.75%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.060795	12.481724	3.49%	16,476	2010
	11.115274	12.060795	8.51%	15,361	2009
	11.472534	11.115274	-3.11%	27,863	2008
	10.643627	11.472534	7.79%	25,075	2007
	10.641817	10.643627	0.02%	25,204	2006
	10.642589	10.641817	-0.01%	17,990	2005
	10.216492	10.642589	4.17%	38	2004
	10.000000	10.216492	2.16%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.343661	12.747859	12.38%	45,808	2010
	9.756634	11.343661	16.27%	58,038	2009
	15.150584	9.756634	-35.60%	50,110	2008
	15.400828	15.150584	-1.62%	61,541	2007
	13.359736	15.400828	15.28%	63,715	2006
	12.968874	13.359736	3.01%	75,016	2005
	11.658279	12.968874	11.24%	80,097	2004
	9.154526	11.658279	27.35%	85,571	2003
	11.532853	9.154526	-20.62%	76,326	2002
	12.783396	11.532853	-9.78%	28,701	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.783241	15.373629	11.54%	0	2010
	10.466302	13.783241	31.69%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.114983	11.875646	17.41%	4,505	2010
	7.906617	10.114983	27.93%	2,160	2009
	10.616031	7.906617	-25.52%	5,107	2008
	11.038582	10.616031	-3.83%	6,251	2007
	10.000000	11.038582	10.39%	4,942	2006*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.762603	18.718136	11.67%	0	2010
	14.204930	16.762603	18.01%	88,447	2009
	19.705270	14.204930	-27.91%	98,436	2008
	21.101512	19.705270	-6.62%	105,602	2007
	18.063317	21.101512	16.82%	138,085	2006
	17.467591	18.063317	3.41%	170,271	2005
	15.518266	17.467591	12.56%	177,917	2004
	12.222795	15.518266	26.96%	181,023	2003
	14.208598	12.222795	-13.98%	149,797	2002
	12.793204	14.208598	11.06%	52,901	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	11.300553	12.042125	6.56%	1,312	2010
	10.000000	11.300553	13.01%	383	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.100225	11.160069	10.49%	0	2010
	10.000000	10.100225	1.00%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.834407	12.208879	12.69%	194	2010
	10.000000	10.834407	8.34%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.037287	14.911599	23.88%	12,413	2010
	9.779387	12.037287	23.09%	17,422	2009
	14.378592	9.779387	-31.99%	20,366	2008
	14.702514	14.378592	-2.20%	15,423	2007
	13.052374	14.702514	12.64%	16,169	2006
	12.363005	13.052374	5.58%	16,065	2005
	10.302820	12.363005	20.00%	9,345	2004
	7.595316	10.302820	35.65%	64,294	2003
	10.000000	7.595316	-24.05%	1,722	2002*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.801238	11.079069	13.04%	6,870	2010
	7.443071	9.801238	31.68%	14,644	2009
	11.529422	7.443071	-35.44%	11,354	2008
	10.865963	11.529422	6.11%	13,898	2007
	10.106683	10.865963	7.51%	14,428	2006
	9.907140	10.106683	2.01%	16,348	2005
	9.474668	9.907140	4.56%	17,167	2004
	7.637651	9.474668	24.05%	16,937	2003
	10.918541	7.637651	-30.05%	23,018	2002
	14.325738	10.918541	-23.78%	21,548	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.225947	12.692005	13.06%	81,702	2010
	9.025801	11.225947	24.38%	116,640	2009
	14.585446	9.025801	-38.12%	115,796	2008
	14.076570	14.585446	3.62%	128,840	2007
	12.379057	14.076570	13.71%	140,653	2006
	12.009933	12.379057	3.07%	174,638	2005
	11.025774	12.009933	8.93%	198,695	2004
	8.724586	11.025774	26.38%	225,318	2003
	11.414791	8.724586	-23.57%	186,707	2002
	13.204037	11.414791	-13.55%	100,197	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.476865	14.165149	13.53%	25,104	2010
	10.340571	12.476865	20.66%	34,403	2009
	14.909523	10.340571	-30.64%	30,782	2008
	14.137200	14.909523	5.46%	42,282	2007
	12.327848	14.137200	14.68%	48,841	2006
	11.996198	12.327848	2.76%	55,714	2005
	11.599710	11.996198	3.42%	61,914	2004
	9.723715	11.599710	19.29%	62,978	2003
	11.859151	9.723715	-18.01%	46,815	2002
	13.283611	11.859151	-10.72%	18,042	2001

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.930985	15.354595	2.84%	629	2010
	11.579494	14.930985	28.94%	6,562	2009
	18.765692	11.579494	-38.29%	9,288	2008
	18.302536	18.765692	2.53%	9,288	2007
	15.163301	18.302536	20.70%	9,288	2006
	13.764722	15.163301	10.16%	9,288	2005
	11.648919	13.764722	18.16%	9,288	2004
	8.677395	11.648919	34.24%	8,897	2003
	10.041976	8.677395	-13.59%	1,234	2002
	10.000000	10.041976	0.42%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.565128	11.059186	29.12%	1,735	2010
	6.902705	8.565128	24.08%	4,203	2009
	11.235284	6.902705	-38.56%	4,434	2008
	12.832438	11.235284	-12.45%	4,434	2007
	12.560403	12.832438	2.17%	4,434	2006
	12.058079	12.560403	4.17%	4,434	2005
	11.000389	12.058079	9.62%	4,434	2004
	8.484609	11.000389	29.65%	3,696	2003
	10.656194	8.484609	-20.38%	0	2002
	10.000000	10.656194	6.56%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.666819	15.667536	6.82%	85,472	2010
	12.369872	14.666819	18.57%	107,193	2009
	13.552311	12.369872	-8.72%	104,980	2008
	13.063536	13.552311	3.74%	137,578	2007
	12.739427	13.063536	2.54%	166,883	2006
	12.773711	12.739427	-0.27%	190,117	2005
	12.521545	12.773711	2.01%	210,271	2004
	12.154048	12.521545	3.02%	241,234	2003
	11.294237	12.154048	7.61%	187,171	2002
	10.621724	11.294237	6.33%	51,709	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.119745	11.231942	10.99%	11,332	2010
	8.279353	10.119745	22.23%	8,955	2009
	11.224535	8.279353	-26.24%	0	2008
	10.494851	11.224535	6.95%	3,213	2007
	10.000000	10.494851	4.95%	0	2006*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.577005	10.797738	12.75%	6,531	2010
	7.554008	9.577005	26.78%	882	2009
	11.403328	7.554008	-33.76%	26,449	2008
	10.514805	11.403328	8.45%	26,141	2007
	10.000000	10.514805	5.15%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.095709	10.387560	14.20%	213	2010
	7.030879	9.095709	29.37%	1,500	2009
	11.533156	7.030879	-39.04%	0	2008
	10.534920	11.533156	9.48%	0	2007
	10.000000	10.534920	5.35%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.474549	20.147227	15.29%	0	2010
	13.083461	17.474549	33.56%	111,541	2009
	23.158696	13.083461	-43.51%	116,053	2008
	20.020089	23.158696	15.68%	135,154	2007
	18.222498	20.020089	9.86%	154,003	2006
	15.839841	18.222498	15.04%	158,333	2005
	13.949406	15.839841	13.55%	144,384	2004
	11.038967	13.949406	26.37%	150,133	2003
	12.379644	11.038967	-10.83%	106,318	2002
	14.349605	12.379644	-13.73%	43,664	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.752400	10.267563	17.31%	32,318	2010
	6.024270	8.752400	45.29%	27,184	2009
	13.421070	6.024270	-55.11%	31,840	2008
	9.360928	13.421070	43.37%	27,953	2007
	10.000000	9.360928	-6.39%	5,019	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.533482	14.201119	13.31%	90,487	2010
	9.790590	12.533482	28.02%	134,036	2009
	17.357577	9.790590	-43.59%	140,728	2008
	17.385893	17.357577	-0.16%	173,294	2007
	14.705887	17.385893	18.22%	212,085	2006
	14.123525	14.705887	4.12%	229,217	2005
	12.879796	14.123525	9.66%	234,343	2004
	10.046372	12.879796	28.20%	261,155	2003
	12.294512	10.046372	-18.29%	173,540	2002
	13.158890	12.294512	-6.57%	52,229	2001

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.652780	9.316445	21.74%	0	2010
	5.334388	7.652780	43.46%	13,125	2009
	12.057582	5.334388	-55.76%	13,676	2008
	9.954596	12.057582	21.13%	14,246	2007
	9.601897	9.954596	3.67%	15,750	2006
	8.958732	9.601897	7.18%	16,313	2005
	8.499719	8.958732	5.40%	16,915	2004
	6.658420	8.499719	27.65%	18,338	2003
	8.661731	6.658420	-23.13%	19,282	2002
	10.283843	8.661731	-15.77%	19,010	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.104505	12.341186	22.14%	79,103	2010
	8.009173	10.104505	26.16%	93,433	2009
	15.418206	8.009173	-48.05%	51,891	2008
	12.345038	15.418206	24.89%	51,529	2007
	11.748014	12.345038	5.08%	57,073	2006
	11.291830	11.748014	4.04%	75,321	2005
	11.107117	11.291830	1.66%	80,930	2004
	8.496503	11.107117	30.73%	88,111	2003
	12.364452	8.496503	-31.28%	82,785	2002
	15.266755	12.364452	-19.01%	61,485	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.850852	13.275911	12.02%	21,363	2010
	8.372353	11.850852	41.55%	25,914	2009
	11.348609	8.372353	-26.23%	22,677	2008
	11.229923	11.348609	1.06%	30,409	2007
	10.259436	11.229923	9.46%	55,046	2006
	10.164065	10.259436	0.94%	58,981	2005
	9.431127	10.164065	7.77%	66,141	2004
	7.544684	9.431127	25.00%	86,834	2003
	7.395859	7.544684	2.01%	51,680	2002
	8.527425	7.395859	-13.27%	29,264	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.238503	11.457005	11.90%	12,219	2010
	7.225384	10.238503	41.70%	22,528	2009
	9.782807	7.225384	-26.14%	11,389	2008
	10.000000	9.782807	-2.17%	11,418	2007

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.914564	12.630703	6.01%	25,491	2010
	10.462273	11.914564	13.88%	21,944	2009
	10.994792	10.462273	-4.84%	29,737	2008
	10.717458	10.994792	2.59%	31,742	2007
	10.436937	10.717458	2.69%	32,285	2006
	10.384779	10.436937	0.50%	26,781	2005
	10.111553	10.384779	2.70%	8,856	2004
	10.000000	10.111553	1.12%	5,209	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.183259	11.636116	26.71%	16,367	2010
	6.662004	9.183259	37.85%	19,013	2009
	11.186819	6.662004	-40.45%	12,184	2008
	9.839985	11.186819	13.69%	22,153	2007
	10.000000	9.839985	-1.60%	9,955	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.047583	15.626882	11.24%	2,417	2010
	11.285190	14.047583	24.48%	2,732	2009
	20.420848	11.285190	-44.74%	4,120	2008
	17.698704	20.420848	15.38%	2,442	2007
	15.241215	17.698704	16.12%	2,465	2006
	13.011854	15.241215	17.13%	5,869	2005
	11.645888	13.011854	11.73%	7,251	2004
	8.260228	11.645888	40.99%	7,273	2003
	10.533247	8.260228	-21.58%	7,970	2002
	13.591466	10.533247	-22.50%	5,233	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.127680	14.605820	11.26%	18,588	2010
	10.541812	13.127680	24.53%	20,129	2009
	19.080088	10.541812	-44.75%	24,771	2008
	16.534063	19.080088	15.40%	23,768	2007
	14.237947	16.534063	16.13%	28,794	2006
	12.160149	14.237947	17.09%	26,302	2005
	10.882746	12.160149	11.74%	29,390	2004
	7.716368	10.882746	41.03%	16,224	2003
	10.000000	7.716368	-22.84%	8,197	2002*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.586518	14.424782	24.50%	258	2010
	7.477240	11.586518	54.96%	4,309	2009
	15.556357	7.477240	-51.93%	3,792	2008
	14.964645	15.556357	3.95%	3,764	2007
	13.080838	14.964645	14.40%	4,316	2006
	12.955237	13.080838	0.97%	11,200	2005
	11.544394	12.955237	12.22%	9,798	2004
	7.431305	11.544394	55.35%	2,765	2003
	10.000000	7.431305	-25.69%	64,476	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.482089	11.627489	10.93%	16,239	2010
	7.852078	10.482089	33.49%	28,278	2009
	11.338348	7.852078	-30.75%	6,114	2008
	11.100789	11.338348	2.14%	14,675	2007
	10.000000	11.100789	11.01%	5,562	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.170719	10.314430	26.24%	5,571	2010
	6.425835	8.170719	27.15%	11,703	2009
	9.744526	6.425835	-34.06%	8,309	2008
	10.140131	9.744526	-3.90%	12,600	2007
	10.000000	10.140131	1.40%	6,120	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.446738	9.168592	8.55%	13,251	2010
	6.587021	8.446738	28.23%	13,337	2009
	10.000000	6.587021	-34.13%	2,272	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.686648	12.363780	15.69%	9,761	2010
	6.287761	10.686648	69.96%	9,754	2009
	13.495083	6.287761	-53.41%	4,474	2008
	10.651851	13.495083	26.69%	9,789	2007
	10.000000	10.651851	6.52%	3,693	2006*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.167112	15.157673	6.99%	0	2010
	10.477627	14.167112	35.21%	0	2009
	17.807816	10.477627	-41.16%	0	2008
	15.623013	17.807816	13.98%	0	2007
	13.039095	15.623013	19.82%	0	2006
	11.987900	13.039095	8.77%	0	2005
	10.243358	11.987900	17.03%	0	2004
	7.849352	10.243358	30.50%	0	2003
	10.000000	7.849352	-21.51%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.764383	10.421304	6.73%	11,402	2010
	7.229077	9.764383	35.07%	12,197	2009
	12.319021	7.229077	-41.32%	8,571	2008
	10.839679	12.319021	13.65%	12,043	2007
	10.000000	10.839679	8.40%	4,647	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.931412	15.687782	12.61%	41,111	2010
	11.922782	13.931412	16.85%	40,603	2009
	11.402754	11.922782	4.56%	12,314	2008
	10.432283	11.402754	9.30%	7,494	2007
	10.000000	10.432283	4.32%	1,824	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.309449	3.09%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.284264	12.84%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.567182	9.740916	13.70%	0	2010
	7.187090	8.567182	19.20%	0	2009
	12.694952	7.187090	-43.39%	0	2008
	11.512800	12.694952	10.27%	1,307	2007
	11.000544	11.512800	4.66%	1,307	2006
	10.266108	11.000544	7.15%	0	2005
	9.779716	10.266108	4.97%	0	2004
	7.669506	9.779716	27.51%	0	2003
	10.298840	7.669506	-25.53%	0	2002
	10.000000	10.298840	2.99%	0	2001*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.697747	9.865082	13.42%	200	2010
	7.318439	8.697747	18.85%	200	2009
	12.956910	7.318439	-43.52%	0	2008
	11.779890	12.956910	9.99%	0	2007
	11.281422	11.779890	4.42%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.757175	12.546867	16.64%	173	2010
	7.695275	10.757175	39.79%	173	2009
	14.784302	7.695275	-47.95%	0	2008
	13.585319	14.784302	8.83%	0	2007
	11.869134	13.585319	14.46%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.958638	12.898388	7.86%	14,013	2010
	9.467739	11.958638	26.31%	12,412	2009
	13.766503	9.467739	-31.23%	13,357	2008
	12.934570	13.766503	6.43%	21,650	2007
	11.257364	12.934570	14.90%	23,053	2006
	10.857313	11.257364	3.68%	8,713	2005
	10.120540	10.857313	7.28%	10,955	2004
	8.262126	10.120540	22.49%	10,183	2003
	9.941509	8.262126	-16.89%	4,739	2002
	10.000000	9.941509	-0.58%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.370039	10.749755	3.66%	0	2010
	8.250100	10.370039	25.70%	0	2009
	11.740142	8.250100	-29.73%	0	2008
	10.661992	11.740142	10.11%	0	2007
	10.000000	10.661992	6.62%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.355345	9.666579	15.69%	0	2010
	6.452593	8.355345	29.49%	0	2009
	11.841142	6.452593	-45.51%	0	2008
	12.733986	11.841142	-7.01%	0	2007
	10.000000	12.733986	27.34%	0	2006*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.405654	18.229170	11.12%	0	2010
	12.321506	16.405654	33.15%	0	2009
	20.992749	12.321506	-41.31%	0	2008
	18.588802	20.992749	12.93%	0	2007
	14.723563	18.588802	26.25%	0	2006
	12.681165	14.723563	16.11%	0	2005
	10.387244	12.681165	22.08%	0	2004
	8.174876	10.387244	27.06%	0	2003
	10.000000	8.174876	-18.25%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.143472	22.621790	6.99%	15,187	2010
	10.000000	21.143472	23.11%	19,169	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.971001	9.404273	4.83%	72,412	2010
	6.240588	8.971001	43.75%	94,789	2009
	11.382719	6.240588	-45.17%	77,860	2008
	8.462578	11.382719	34.51%	65,911	2007
	7.877344	8.462578	7.43%	61,916	2006
	7.108411	7.877344	10.82%	79,725	2005
	6.120554	7.108411	16.14%	93,789	2004
	5.170642	6.120554	18.37%	103,643	2003
	6.247210	5.170642	-17.23%	115,811	2002
	8.118530	6.247210	-23.05%	91,371	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.143365	14.886414	22.59%	9,413	2010
	7.851660	12.143365	54.66%	3,336	2009
	14.215620	7.851660	-44.77%	2,975	2008
	11.860451	14.215620	19.86%	5,657	2007
	11.160543	11.860451	6.27%	3,938	2006
	10.182376	11.160543	9.61%	3,797	2005
	10.257004	10.182376	-0.73%	5,318	2004
	7.080856	10.257004	44.86%	5,674	2003
	10.000000	7.080856	-29.19%	4,212	2002*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.955620	4.844460	22.47%	2,029	2010
	2.560843	3.955620	54.47%	8,106	2009
	4.642758	2.560843	-44.84%	11,399	2008
	3.875357	4.642758	19.80%	11,537	2007
	3.650452	3.875357	6.16%	7,921	2006
	3.323846	3.650452	9.83%	8,424	2005
	3.357170	3.323846	-0.99%	8,798	2004
	2.328014	3.357170	44.21%	11,384	2003
	4.003432	2.328014	-41.85%	15,294	2002
	6.488148	4.003432	-38.30%	25,926	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.483877	28.907294	23.09%	18,654	2010
	13.320575	23.483877	76.30%	17,451	2009
	28.313138	13.320575	-52.95%	16,930	2008
	22.456808	28.313138	26.08%	26,178	2007
	15.548617	22.456808	44.43%	19,143	2006
	11.962481	15.548617	29.98%	17,307	2005
	10.235608	11.962481	16.87%	21,665	2004
	7.727134	10.235608	32.46%	24,354	2003
	10.000000	7.727134	-22.73%	15,995	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.624574	16.769353	23.08%	13,238	2010
	7.728195	13.624574	76.30%	17,478	2009
	16.432956	7.728195	-52.97%	17,734	2008
	13.039486	16.432956	26.02%	19,602	2007
	9.032380	13.039486	44.36%	16,852	2006
	6.953235	9.032380	29.90%	18,854	2005
	5.950696	6.953235	16.85%	21,616	2004
	4.492787	5.950696	32.45%	31,283	2003
	6.146956	4.492787	-26.91%	45,369	2002
	8.155155	6.146956	-24.62%	55,044	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.629845	14.135167	21.54%	697	2010
	9.323754	11.629845	24.73%	1,403	2009
	14.179487	9.323754	-34.24%	9,941	2008
	14.059007	14.179487	0.86%	8,343	2007
	12.221585	14.059007	15.03%	13,376	2006
	11.366319	12.221585	7.52%	21,060	2005
	10.000000	11.366319	13.66%	7,787	2004*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.132886	13.284731	9.49%	7,093	2010
	10.064340	12.132886	20.55%	8,758	2009
	15.199863	10.064340	-33.79%	6,277	2008
	14.350718	15.199863	5.92%	11,923	2007
	12.095679	14.350718	18.64%	8,321	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.731658	7.32%	203	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.965779	10.329855	3.65%	6,613	2010
	8.932255	9.965779	11.57%	10,144	2009
	10.480296	8.932255	-14.77%	8,235	2008
	10.161335	10.480296	3.14%	3,292	2007
	9.904696	10.161335	2.59%	3,479	2006
	9.917071	9.904696	-0.12%	4,441	2005
	9.995324	9.917071	-0.78%	10,728	2004
	10.000000	9.995324	-0.05%	2,744	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.958495	11.726980	17.76%	0	2010
	8.240292	9.958495	20.85%	0	2009
	13.829095	8.240292	-40.41%	0	2008
	13.976079	13.829095	-1.05%	0	2007
	13.487189	13.976079	3.62%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.842704	13.114504	20.95%	1,909	2010
	8.379915	10.842704	29.39%	220	2009
	14.056308	8.379915	-40.38%	586	2008
	13.268612	14.056308	5.94%	8,754	2007
	11.852772	13.268612	11.95%	1,513	2006
	11.266289	11.852772	5.21%	286	2005
	10.000000	11.266289	12.66%	0	2004*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.518468	7.652723	17.40%	7,587	2010
	4.960659	6.518468	31.40%	11,289	2009
	8.220945	4.960659	-39.66%	15,724	2008
	6.985741	8.220945	17.68%	18,517	2007
	6.683217	6.985741	4.53%	38,347	2006
	6.373790	6.683217	4.85%	37,999	2005
	5.985870	6.373790	6.48%	36,395	2004
	4.580410	5.985870	30.68%	18,660	2003
	6.527385	4.580410	-29.83%	15,286	2002
	9.226923	6.527385	-29.26%	4,765	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.434223	13.889833	11.71%	64,764	2010
	10.000000	12.434223	24.34%	59	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.170310	10.113208	10.28%	14,599	2010
	7.547477	9.170310	21.50%	17,775	2009
	10.917058	7.547477	-30.87%	18,634	2008
	10.448212	10.917058	4.49%	12,920	2007
	10.000000	10.448212	4.48%	4,332	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.359202	10.809588	4.35%	11,068	2010
	9.382348	10.359202	10.41%	16,176	2009
	10.573953	9.382348	-11.27%	4,074	2008
	10.430304	10.573953	1.38%	13,641	2007
	10.000000	10.430304	4.30%	1,579	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.173918	11.148227	9.58%	22,524	2010
	7.297903	10.173918	39.41%	22,884	2009
	12.080556	7.297903	-39.59%	19,568	2008
	10.730389	12.080556	12.58%	18,668	2007
	10.000000	10.730389	7.30%	229	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.478706	9.866054	16.36%	24,239	2010
	6.205551	8.478706	36.63%	24,436	2009
	11.299224	6.205551	-45.08%	8,248	2008
	10.257600	11.299224	10.15%	5,548	2007
	10.000000	10.257600	2.58%	2,809	2006*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.680104	8.390989	9.26%	15,172	2010
	5.969082	7.680104	28.66%	14,335	2009
	9.789543	5.969082	-39.03%	4,286	2008
	10.000000	9.789543	-2.10%	203	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.637649	16.306504	11.40%	21,294	2010
	10.183633	14.637649	43.74%	24,770	2009
	14.364668	10.183633	-29.11%	30,520	2008
	14.148553	14.364668	1.53%	30,890	2007
	12.992981	14.148553	8.89%	41,393	2006
	12.890147	12.992981	0.80%	56,497	2005
	11.892325	12.890147	8.39%	86,639	2004
	9.879176	11.892325	20.38%	86,973	2003
	9.721174	9.879176	1.63%	73,276	2002
	9.475563	9.721174	2.59%	22,330	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.744906	13.084641	11.41%	14,266	2010
	8.166545	11.744906	43.82%	12,427	2009
	11.536825	8.166545	-29.21%	16,976	2008
	11.359568	11.536825	1.56%	15,971	2007
	10.432214	11.359568	8.89%	17,521	2006
	10.000000	10.432214	4.32%	13,981	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.722891	8.789917	13.82%	50,717	2010
	5.128430	7.722891	50.59%	68,550	2009
	10.000000	5.128430	-48.72%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.917563	9.633034	21.67%	1,013	2010
	6.114157	7.917563	29.50%	4,873	2009
	10.000000	6.114157	-38.86%	6,198	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.072182	9.135711	13.18%	0	2010
	6.346384	8.072182	27.19%	0	2009
	10.000000	6.346384	-36.54%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.326349	10.137305	8.70%	33,528	2010
	7.906100	9.326349	17.96%	5,938	2009
	10.000000	7.906100	-20.94%	0	2008*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.783074	9.718279	10.65%	3,913	2010
	7.185138	8.783074	22.24%	5,225	2009
	10.000000	7.185138	-28.15%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.074792	10.593192	5.15%	0	2010
	9.054467	10.074792	11.27%	8,095	2009
	10.000000	9.054467	-9.46%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.055130	9.928511	9.65%	7,360	2010
	7.542347	9.055130	20.06%	4,774	2009
	10.000000	7.542347	-24.58%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.502192	9.484680	11.56%	13,066	2010
	6.822678	8.502192	24.62%	3,671	2009
	10.000000	6.822678	-31.77%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.599226	10.304217	7.34%	0	2010
	8.285451	9.599226	15.86%	0	2009
	10.000000	8.285451	-17.15%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.540779	11.109700	5.40%	3,361	2010
	9.842156	10.540779	7.10%	8,820	2009
	10.000000	9.842156	-1.58%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.263937	11.989176	6.44%	0	2010
	9.826168	11.263937	14.63%	0	2009
	10.000000	9.826168	-1.74%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.023367	25.189561	14.38%	54	2010
	13.697545	22.023367	60.78%	54	2009
	32.941605	13.697545	-58.42%	125	2008
	22.985864	32.941605	43.31%	190	2007
	17.076429	22.985864	34.61%	190	2006
	13.076523	17.076429	30.59%	538	2005
	11.000440	13.076523	18.87%	542	2004
	6.760886	11.000440	62.71%	542	2003
	8.101230	6.760886	-16.54%	542	2002
	8.679512	8.101230	-6.66%	1,040	2001

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.376212	27.890003	14.41%	13,815	2010
	15.145084	24.376212	60.95%	15,338	2009
	36.481374	15.145084	-58.49%	11,864	2008
	25.461205	36.481374	43.28%	17,684	2007
	18.925563	25.461205	34.53%	17,212	2006
	14.490577	18.925563	30.61%	13,970	2005
	12.188660	14.490577	18.89%	10,147	2004
	7.493172	12.188660	62.66%	3,899	2003
	10.000000	7.493172	-25.07%	2,299	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.445190	14.901345	3.16%	126,713	2010
	14.288471	14.445190	1.10%	148,036	2009
	13.473320	14.288471	6.05%	201,072	2008
	12.772282	13.473320	5.49%	148,836	2007
	12.553370	12.772282	1.74%	185,598	2006
	12.347500	12.553370	1.67%	251,526	2005
	12.145681	12.347500	1.66%	258,630	2004
	12.094979	12.145681	0.42%	354,824	2003
	11.069522	12.094979	9.26%	389,499	2002
	10.484119	11.069522	5.58%	117,106	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.341937	11.535018	11.54%	844	2010
	8.097881	10.341937	27.71%	870	2009
	15.248556	8.097881	-46.89%	870	2008
	12.182757	15.248556	25.17%	929	2007
	9.306171	12.182757	30.91%	929	2006
	7.259219	9.306171	28.20%	929	2005
	6.456972	7.259219	12.42%	929	2004
	4.835860	6.456972	33.52%	929	2003
	6.472249	4.835860	-25.28%	929	2002
	9.215010	6.472249	-29.76%	929	2001

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.562944	18.470280	11.52%	5,231	2010
	12.974091	16.562944	27.66%	9,255	2009
	24.422976	12.974091	-46.88%	10,804	2008
	19.512150	24.422976	25.17%	4,950	2007
	14.906551	19.512150	30.90%	6,187	2006
	11.630897	14.906551	28.16%	10,356	2005
	10.331173	11.630897	12.58%	2,046	2004
	7.753975	10.331173	33.24%	644	2003
	10.000000	7.753975	-22.46%	57	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.288047	8.763360	5.73%	0	2010
	6.545828	8.288047	26.62%	0	2009
	11.683575	6.545828	-43.97%	0	2008
	10.849859	11.683575	7.68%	0	2007
	10.000000	10.849859	8.50%	1,193	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.883980	13.411457	12.85%	30,253	2010
	9.489423	11.883980	25.23%	49,190	2009
	15.262171	9.489423	-37.82%	45,465	2008
	14.631960	15.262171	4.31%	32,884	2007
	12.716604	14.631960	15.06%	36,468	2006
	11.967058	12.716604	6.26%	35,649	2005
	10.660201	11.967058	12.26%	36,463	2004
	8.211169	10.660201	29.83%	31,537	2003
	10.000000	8.211169	-17.89%	6,756	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.519523	12.454099	8.11%	17,025	2010
	10.000000	11.519523	15.20%	20,162	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.077950	13.321369	10.29%	0	2010
	10.000000	12.077950	20.78%	0	2009*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.880314	12.385415	4.25%	44,669	2010
	11.062388	11.880314	7.39%	65,559	2009
	11.956703	11.062388	-7.48%	82,094	2008
	11.525753	11.956703	3.74%	63,539	2007
	11.027002	11.525753	4.52%	45,332	2006
	10.841616	11.027002	1.71%	61,520	2005
	10.522733	10.841616	3.03%	54,500	2004
	9.905214	10.522733	6.23%	76,050	2003
	10.000000	9.905214	-0.95%	34,497	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.042482	13.149831	9.20%	230,943	2010
	10.267363	12.042482	17.29%	307,393	2009
	13.578871	10.267363	-24.39%	340,916	2008
	13.054979	13.578871	4.01%	359,733	2007
	11.908017	13.054979	9.63%	304,902	2006
	11.481376	11.908017	3.72%	361,037	2005
	10.646835	11.481376	7.84%	387,294	2004
	9.008104	10.646835	18.19%	413,056	2003
	10.000000	9.008104	-9.92%	144,365	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.105449	13.447508	11.09%	349,332	2010
	9.884870	12.105449	22.46%	425,750	2009
	14.634701	9.884870	-32.46%	296,771	2008
	14.005009	14.634701	4.50%	317,210	2007
	12.419064	14.005009	12.77%	426,728	2006
	11.780866	12.419064	5.42%	395,394	2005
	10.675348	11.780866	10.36%	409,197	2004
	8.562027	10.675348	24.68%	268,923	2003
	10.000000	8.562027	-14.38%	134,776	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.114345	12.942376	6.84%	80,498	2010
	10.741025	12.114345	12.79%	103,032	2009
	12.842197	10.741025	-16.36%	156,905	2008
	12.323405	12.842197	4.21%	171,637	2007
	11.544509	12.323405	6.75%	171,787	2006
	11.222329	11.544509	2.87%	182,478	2005
	10.637462	11.222329	5.50%	177,728	2004
	9.503076	10.637462	11.94%	165,342	2003
	10.000000	9.503076	-4.97%	40,829	2002*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.533962	26.755359	24.25%	38,647	2010
	15.994221	21.533962	34.64%	59,107	2009
	25.570254	15.994221	-37.45%	56,559	2008
	24.149432	25.570254	5.88%	58,771	2007
	22.321192	24.149432	8.19%	65,230	2006
	20.224594	22.321192	10.37%	78,705	2005
	17.750446	20.224594	13.94%	88,080	2004
	13.389824	17.750446	32.57%	90,893	2003
	16.058378	13.389824	-16.62%	67,019	2002
	16.528554	16.058378	-2.84%	21,569	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.530003	11.351307	-1.55%	73,850	2010
	11.706618	11.530003	-1.51%	137,599	2009
	11.651639	11.706618	0.47%	166,795	2008
	11.294770	11.651639	3.16%	96,734	2007
	10.974911	11.294770	2.91%	125,068	2006
	10.857538	10.974911	1.08%	115,427	2005
	10.939717	10.857538	-0.75%	190,644	2004
	11.042864	10.939717	-0.93%	140,277	2003
	11.082465	11.042864	-0.36%	208,557	2002
	10.866357	11.082465	1.99%	130,217	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.224766	15.487052	8.87%	12,574	2010
	11.616550	14.224766	22.45%	23,689	2009
	14.266311	11.616550	-18.57%	21,546	2008
	13.851522	14.266311	2.99%	31,575	2007
	13.419727	13.851522	3.22%	33,710	2006
	13.339610	13.419727	0.60%	32,831	2005
	12.718597	13.339610	4.88%	33,076	2004
	11.522667	12.718597	10.38%	48,160	2003
	10.917216	11.522667	5.55%	22,842	2002
	10.644186	10.917216	2.57%	6,240	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.437789	15.099983	12.37%	0	2010
	10.000000	13.437789	34.38%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.163503	9.165199	12.27%	22,250	2010
	6.076553	8.163503	34.34%	44,414	2009
	10.000000	6.076553	-39.23%	4,832	2008*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.871436	15.536021	4.47%	5,464	2010
	11.634171	14.871436	27.83%	6,063	2009
	22.020598	11.634171	-47.17%	9,055	2008
	21.732167	22.020598	1.33%	11,625	2007
	17.982850	21.732167	20.85%	17,654	2006
	16.300341	17.982850	10.32%	12,951	2005
	13.767448	16.300341	18.40%	8,430	2004
	10.000000	13.767448	37.67%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.047163	9.151323	13.72%	15,986	2010
	6.298373	8.047163	27.77%	6,194	2009
	10.000000	6.298373	-37.02%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.406219	4.06%	15,032	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.880723	8.747553	11.00%	1,469	2010
	6.282625	7.880723	25.44%	2,464	2009
	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.777395	9.710454	24.85%	52,646	2010
	6.214397	7.777395	25.15%	75,604	2009
	10.000000	6.214397	-37.86%	2,022	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.590080	10.117338	17.78%	50,888	2010
	6.687632	8.590080	28.45%	76,465	2009
	10.000000	6.687632	-33.12%	3,772	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.018517	13.608443	23.51%	33,256	2010
	8.780713	11.018517	25.49%	39,234	2009
	16.646531	8.780713	-47.25%	14,945	2008
	15.407749	16.646531	8.04%	20,160	2007
	15.163424	15.407749	1.61%	23,921	2006
	14.248614	15.163424	6.42%	28,962	2005
	12.760922	14.248614	11.66%	34,536	2004
	9.653687	12.760922	32.19%	41,820	2003
	14.698966	9.653687	-34.32%	40,018	2002
	16.747262	14.698966	-12.23%	20,426	2001

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.687156	32.017489	24.64%	25,255	2010
	20.672323	25.687156	24.26%	38,012	2009
	30.949250	20.672323	-33.21%	31,168	2008
	33.767343	30.949250	-8.35%	32,415	2007
	29.240705	33.767343	15.48%	42,995	2006
	28.814275	29.240705	1.48%	48,830	2005
	24.951544	28.814275	15.48%	76,487	2004
	16.157486	24.951544	54.43%	60,341	2003
	22.532936	16.157486	-28.29%	56,128	2002
	17.844017	22.532936	26.28%	18,876	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.153496	27.332724	23.38%	18,989	2010
	16.705232	22.153496	32.61%	35,929	2009
	27.452618	16.705232	-39.15%	42,713	2008
	27.305066	27.452618	0.54%	47,701	2007
	24.753824	27.305066	10.31%	57,229	2006
	22.385127	24.753824	10.58%	64,464	2005
	19.103495	22.385127	17.18%	70,814	2004
	13.760315	19.103495	38.83%	63,469	2003
	16.907018	13.760315	-18.61%	59,429	2002
	18.409209	16.907018	-8.16%	30,953	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.482532	11.708195	11.69%	32,743	2010
	8.443977	10.482532	24.14%	28,171	2009
	14.675695	8.443977	-42.46%	32,035	2008
	13.780579	14.675695	6.50%	31,771	2007
	12.318206	13.780579	11.87%	32,571	2006
	11.644990	12.318206	5.78%	39,919	2005
	10.777358	11.644990	8.05%	46,463	2004
	8.584915	10.777358	25.54%	52,343	2003
	10.551259	8.584915	-18.64%	44,142	2002
	12.155152	10.551259	-13.20%	25,911	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.197397	9.224641	28.17%	58,038	2010
	5.587798	7.197397	28.81%	82,682	2009
	10.000000	5.587798	-44.12%	1,861	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.376547	10.462925	0.83%	3,303	2010
	9.840303	10.376547	5.45%	8,688	2009
	10.000000	9.840303	-1.60%	1,825	2008*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.226261	14.513587	9.73%	601	2010
	10.747242	13.226261	23.07%	1,157	2009
	19.613938	10.747242	-45.21%	1,157	2008
	16.617558	19.613938	18.03%	1,177	2007
	13.408175	16.617558	23.94%	1,177	2006
	11.411811	13.408175	17.49%	1,177	2005
	10.021510	11.411811	13.87%	1,177	2004
	7.481395	10.021510	33.95%	1,177	2003
	10.185366	7.481395	-26.55%	2,584	2002
	12.743972	10.185366	-20.08%	854	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.875394	19.598114	9.64%	1,585	2010
	14.525655	17.875394	23.06%	1,847	2009
	26.502591	14.525655	-45.19%	2,765	2008
	22.445955	26.502591	18.07%	1,475	2007
	18.120974	22.445955	23.87%	14	2006
	15.422868	18.120974	17.49%	14	2005
	13.543884	15.422868	13.87%	799	2004
	10.000000	13.543884	35.44%	1,573	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.924568	13.844074	7.11%	162,924	2010
	10.000000	12.924568	29.25%	139	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.899269	13.505359	4.70%	709	2010
	10.000000	12.899269	28.99%	2,706	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.255537	11.689165	13.98%	13,940	2010
	8.103526	10.255537	26.56%	17,411	2009
	13.063813	8.103526	-37.97%	31,929	2008
	13.571478	13.063813	-3.74%	38,606	2007
	11.892899	13.571478	14.11%	45,942	2006
	11.587479	11.892899	2.64%	47,177	2005
	10.016970	11.587479	15.68%	39,901	2004
	7.741201	10.016970	29.40%	28,077	2003
	10.504440	7.741201	-26.31%	21,255	2002
	12.147081	10.504440	-13.52%	9,144	2001

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.374787	15.484832	7.72%	0	2010
	10.103262	14.374787	42.28%	62,666	2009
	18.837030	10.103262	-46.36%	79,241	2008
	16.763314	18.837030	12.37%	93,674	2007
	15.772843	16.763314	6.28%	109,641	2006
	15.243243	15.772843	3.47%	133,469	2005
	14.478903	15.243243	5.28%	158,703	2004
	11.231257	14.478903	28.92%	169,320	2003
	15.597781	11.231257	-27.99%	148,182	2002
	18.124562	15.597781	-13.94%	58,354	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.429576	21.042585	14.18%	18,734	2010
	13.400233	18.429576	37.53%	30,600	2009
	22.759649	13.400233	-41.12%	33,951	2008
	21.742014	22.759649	4.68%	39,288	2007
	18.764224	21.742014	15.87%	54,382	2006
	16.668829	18.764224	12.57%	65,511	2005
	14.204530	16.668829	17.35%	50,711	2004
	10.000000	14.204530	42.05%	34,592	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.518899	13.151006	14.17%	38,918	2010
	8.370969	11.518899	37.61%	52,281	2009
	14.216315	8.370969	-41.12%	59,720	2008
	13.583024	14.216315	4.66%	66,336	2007
	11.722343	13.583024	15.87%	72,502	2006
	10.416023	11.722343	12.54%	91,485	2005
	8.878533	10.416023	17.32%	98,458	2004
	6.305481	8.878533	40.81%	137,512	2003
	8.225627	6.305481	-23.34%	140,510	2002
	9.499528	8.225627	-13.41%	56,659	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.479231	2.799247	12.91%	0	2010
	1.986750	2.479231	24.79%	0	2009
	9.560634	1.986750	-79.22%	0	2008
	10.000000	9.560634	-4.39%	0	2007

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.674491	3.023091	13.03%	2,908	2010
	2.167769	2.674491	23.38%	3,013	2009
	10.324542	2.167769	-79.00%	3,013	2008
	10.498653	10.324542	-1.66%	3,713	2007
	10.000000	10.498653	4.99%	3,763	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.717558	13.394285	14.31%	41,734	2010
	9.277785	11.717558	26.30%	54,461	2009
	15.316318	9.277785	-39.43%	60,364	2008
	14.899636	15.316318	2.80%	81,687	2007
	13.156712	14.899636	13.25%	101,764	2006
	12.609661	13.156712	4.34%	109,660	2005
	11.701284	12.609661	7.76%	122,900	2004
	9.379287	11.701284	24.76%	130,087	2003
	11.732552	9.379287	-20.06%	117,868	2002
	13.266293	11.732552	-11.56%	35,242	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.032226	9.758750	21.49%	7,129	2010
	5.946778	8.032226	35.07%	2,843	2009
	9.716144	5.946778	-38.79%	4,301	2008
	9.990835	9.716144	-2.75%	9,054	2007
	10.000000	9.990835	-0.09%	3,826	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.212926	14.071260	25.49%	11,632	2010
	8.588847	11.212926	30.55%	7,859	2009
	17.129200	8.588847	-49.86%	10,803	2008
	16.364120	17.129200	4.68%	20,723	2007
	16.143935	16.364120	1.36%	22,261	2006
	14.597814	16.143935	10.59%	26,199	2005
	12.379330	14.597814	17.92%	33,110	2004
	10.011907	12.379330	23.65%	36,889	2003
	14.083811	10.011907	-28.91%	36,267	2002
	20.815942	14.083811	-32.34%	33,746	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.852457	11.685600	7.68%	4,015	2010
	10.000000	10.852457	8.52%	993	2009*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.931791	11.320459	3.56%	42,775	2010
	10.000000	10.931791	9.32%	31,518	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.752796	12.509180	6.44%	0	2010
	10.087189	11.752796	16.51%	0	2009
	11.020109	10.087189	-8.47%	0	2008
	10.117473	11.020109	8.92%	0	2007
	10.000000	10.117473	1.17%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.843922	13.670765	6.44%	0	2010
	11.441129	12.843922	12.26%	0	2009
	11.094409	11.441129	3.13%	0	2008
	10.363926	11.094409	7.05%	0	2007
	10.000000	10.363926	3.64%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.773575	12.505140	27.95%	0	2010
	6.281454	9.773575	55.59%	0	2009
	11.247316	6.281454	-44.15%	0	2008
	10.988299	11.247316	2.36%	0	2007
	10.000000	10.988299	9.88%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.886786	10.121820	13.90%	0	2010
	7.539232	8.886786	17.87%	0	2009
	12.429150	7.539232	-39.34%	0	2008
	11.595612	12.429150	7.19%	0	2007
	10.000000	11.595612	15.96%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.614397	9.308706	22.25%	0	2010
	5.372434	7.614397	41.73%	0	2009
	9.090064	5.372434	-40.90%	0	2008
	10.309227	9.090064	-11.83%	0	2007
	10.000000	10.309227	3.09%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.177148	11.077727	8.85%	0	2010
	8.228485	10.177148	23.68%	0	2009
	11.480932	8.228485	-28.33%	0	2008
	10.998587	11.480932	4.39%	0	2007
	10.000000	10.998587	9.99%	0	2006*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.143203	10.497200	14.81%	0	2010
	6.982338	9.143203	30.95%	0	2009
	11.518668	6.982338	-39.38%	0	2008
	11.380584	11.518668	1.21%	0	2007
	10.000000	11.380584	13.81%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.447422	14.145635	13.64%	0	2010
	7.318776	12.447422	70.08%	0	2009
	10.617056	7.318776	-31.07%	0	2008
	10.565815	10.617056	0.48%	0	2007
	10.000000	10.565815	5.66%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.872598	13.046782	20.00%	0	2010
	7.082398	10.872598	53.52%	0	2009
	11.713981	7.082398	-39.54%	0	2008
	10.792948	11.713981	8.53%	0	2007
	10.000000	10.792948	7.93%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.746830	12.463535	15.97%	0	2010
	7.584413	10.746830	41.70%	0	2009
	10.769443	7.584413	-29.57%	0	2008
	10.740205	10.769443	0.27%	0	2007
	10.000000	10.740205	7.40%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.431509	9.518484	28.08%	0	2010
	5.583414	7.431509	33.10%	0	2009
	10.746502	5.583414	-48.04%	0	2008
	10.337299	10.746502	3.96%	0	2007
	10.000000	10.337299	3.37%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.116762	9.321384	14.84%	0	2010
	6.185807	8.116762	31.22%	0	2009
	9.984781	6.185807	-38.05%	0	2008
	10.811115	9.984781	-7.64%	0	2007
	10.000000	10.811115	8.11%	0	2006*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.122282	10.052388	10.20%	2,278	2010
	7.819618	9.122282	16.66%	12,042	2009
	12.694609	7.819618	-38.40%	23,776	2008
	13.699669	12.694609	-7.34%	43,392	2007
	11.472884	13.699669	19.41%	38,277	2006
	10.900314	11.472884	5.25%	41,011	2005
	9.782864	10.900314	11.42%	48,803	2004
	8.038186	9.782864	21.70%	56,741	2003
	10.160876	8.038186	-20.89%	34,368	2002
	10.000000	10.160876	1.61%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.695556	10.975017	13.20%	0	2010
	7.863278	9.695556	23.30%	0	2009
	12.929299	7.863278	-39.18%	2,094	2008
	12.867990	12.929299	0.48%	9,025	2007
	11.293957	12.867990	13.94%	9,025	2006
	10.744113	11.293957	5.12%	9,025	2005
	9.751754	10.744113	10.18%	9,025	2004
	7.894129	9.751754	23.53%	26,213	2003
	10.182862	7.894129	-22.48%	38,090	2002
	10.000000	10.182862	1.83%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.526842	5.27%	4,160	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.295079	10.859702	5.48%	0	2010
	9.537279	10.295079	7.95%	0	2009
	10.788393	9.537279	-11.60%	3,390	2008
	10.392434	10.788393	3.81%	2,208	2007
	10.000000	10.392434	3.92%	1,754	2006*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.294273	37.053076	8.04%	2,070	2010
	26.752279	34.294273	28.19%	3,836	2009
	31.960149	26.752279	-16.29%	1,649	2008
	30.475338	31.960149	4.87%	2,008	2007
	27.934804	30.475338	9.09%	2,941	2006
	25.276707	27.934804	10.52%	3,716	2005
	23.327390	25.276707	8.36%	3,889	2004
	18.530862	23.327390	25.88%	9,268	2003
	17.233321	18.530862	7.53%	2,227	2002
	15.900192	17.233321	8.38%	491	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.712495	13.226910	4.05%	0	2010
	9.743196	12.712495	30.48%	0	2009
	17.872621	9.743196	-45.49%	0	2008
	15.843866	17.872621	12.80%	0	2007
	12.860293	15.843866	23.20%	0	2006
	11.760447	12.860293	9.35%	0	2005
	10.176086	11.760447	15.57%	0	2004
	8.112030	10.176086	25.44%	0	2003
	10.000000	8.112030	-18.88%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.182334	27.705740	24.90%	3,170	2010
	10.558416	22.182334	110.09%	5,129	2009
	30.426723	10.558416	-65.30%	2,961	2008
	22.467806	30.426723	35.42%	2,329	2007
	16.354684	22.467806	37.38%	3,674	2006
	12.597286	16.354684	29.83%	2,947	2005
	10.000000	12.597286	25.97%	2,272	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.564382	54.401580	24.88%	923	2010
	20.757117	43.564382	109.88%	2,814	2009
	59.866379	20.757117	-65.33%	1,872	2008
	44.191018	59.866379	35.47%	1,931	2007
	32.177181	44.191018	37.34%	1,869	2006
	24.759748	32.177181	29.96%	1,881	2005
	19.977155	24.759748	23.94%	1,887	2004
	13.159985	19.977155	51.80%	2,742	2003
	13.766864	13.159985	-4.41%	2,895	2002
	14.243025	13.766864	-3.34%	2,430	2001

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.854769	34.173757	27.25%	7,553	2010
	17.305968	26.854769	55.18%	5,518	2009
	32.612600	17.305968	-46.93%	7,045	2008
	22.795807	32.612600	43.06%	5,197	2007
	18.591770	22.795807	22.61%	6,802	2006
	12.454684	18.591770	49.28%	6,606	2005
	10.000000	12.454684	24.55%	5,518	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	41.002242	52.168825	27.23%	0	2010
	26.437223	41.002242	55.09%	0	2009
	49.845964	26.437223	-46.96%	0	2008
	34.834877	49.845964	43.09%	401	2007
	28.420842	34.834877	22.57%	401	2006
	19.032313	28.420842	49.33%	957	2005
	15.561436	19.032313	22.30%	3,934	2004
	10.916950	15.561436	42.54%	4,172	2003
	11.412316	10.916950	-4.34%	4,624	2002
	12.945227	11.412316	-11.84%	3,279	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.359493	11.458030	10.60%	3,409	2010
	8.281502	10.359493	25.09%	3,409	2009
	13.538809	8.281502	-38.83%	1,937	2008
	12.508282	13.538809	8.24%	1,937	2007
	11.175709	12.508282	11.92%	620	2006
	10.438181	11.175709	7.07%	1,057	2005
	9.668003	10.438181	7.97%	5,677	2004
	7.275772	9.668003	32.88%	5,677	2003
	9.653677	7.275772	-24.63%	5,677	2002
	9.775505	9.653677	-1.25%	5,205	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.064835	16.306131	24.81%	2,161	2010
	10.000000	13.064835	30.65%	3,424	2009*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.015000	17.457886	24.57%	1,399	2010
	9.983965	14.015000	40.38%	917	2009
	15.791750	9.983965	-36.78%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.019984	12.433173	3.44%	40,675	2010
	11.083295	12.019984	8.45%	41,359	2009
	11.445340	11.083295	-3.16%	47,529	2008
	10.623823	11.445340	7.73%	42,440	2007
	10.627401	10.623823	-0.03%	32,027	2006
	10.633557	10.627401	-0.06%	37,657	2005
	10.213008	10.633557	4.12%	35,856	2004
	10.000000	10.213008	2.13%	34,349	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.279060	12.668825	12.32%	31,527	2010
	9.706000	11.279060	16.21%	32,784	2009
	15.079630	9.706000	-35.64%	30,236	2008
	15.336528	15.079630	-1.68%	34,681	2007
	13.310693	15.336528	15.22%	39,281	2006
	12.927802	13.310693	2.96%	67,023	2005
	11.627252	12.927802	11.19%	64,500	2004
	9.134791	11.627252	27.29%	65,723	2003
	11.513844	9.134791	-20.66%	38,437	2002
	12.768846	11.513844	-9.83%	8,195	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.704659	15.278213	11.48%	0	2010
	10.411917	13.704659	31.62%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.096145	11.847521	17.35%	13,079	2010
	7.895892	10.096145	27.87%	14,701	2009
	10.607030	7.895892	-25.56%	10,251	2008
	11.034859	10.607030	-3.88%	3,360	2007
	10.000000	11.034859	10.35%	273	2006*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.667097	18.602046	11.61%	0	2010
	14.131173	16.667097	17.95%	92,006	2009
	19.612934	14.131173	-27.95%	93,686	2008
	21.013380	19.612934	-6.66%	124,833	2007
	17.996978	21.013380	16.76%	142,889	2006
	17.412261	17.996978	3.36%	182,329	2005
	15.476950	17.412261	12.50%	190,443	2004
	12.196439	15.476950	26.90%	190,857	2003
	14.185172	12.196439	-14.02%	123,246	2002
	12.778642	14.185172	11.01%	37,753	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.047512	13.012002	8.01%	38,986	2010
	10.000000	12.047512	20.48%	9,370	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099944	11.154091	10.44%	0	2010
	10.000000	10.099944	1.00%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.833054	12.201153	12.63%	0	2010
	10.000000	10.833054	8.33%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.990480	14.846075	23.82%	25,032	2010
	9.746305	11.990480	23.03%	26,962	2009
	14.337260	9.746305	-32.02%	19,499	2008
	14.667756	14.337260	-2.25%	25,623	2007
	13.028113	14.667756	12.59%	28,065	2006
	12.346278	13.028113	5.52%	38,949	2005
	10.294104	12.346278	19.94%	46,939	2004
	7.592743	10.294104	35.58%	66,286	2003
	10.000000	7.592743	-24.07%	5,929	2002*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.745324	11.010271	12.98%	4,701	2010
	7.404379	9.745324	31.62%	4,881	2009
	11.475348	7.404379	-35.48%	8,176	2008
	10.820520	11.475348	6.05%	9,031	2007
	10.069512	10.820520	7.46%	10,442	2006
	9.875708	10.069512	1.96%	14,803	2005
	9.449413	9.875708	4.51%	15,490	2004
	7.621164	9.449413	23.99%	14,355	2003
	10.900528	7.621164	-30.08%	11,664	2002
	14.309420	10.900528	-23.82%	10,023	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.162010	12.613314	13.00%	142,561	2010
	8.978954	11.162010	24.31%	186,837	2009
	14.517123	8.978954	-38.15%	144,719	2008
	14.017785	14.517123	3.56%	171,396	2007
	12.333598	14.017785	13.66%	227,663	2006
	11.971890	12.333598	3.02%	261,616	2005
	10.996431	11.971890	8.87%	308,795	2004
	8.705780	10.996431	26.31%	336,359	2003
	11.395964	8.705780	-23.61%	270,417	2002
	13.188992	11.395964	-13.59%	67,222	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.405791	14.077306	13.47%	26,234	2010
	10.286873	12.405791	20.60%	29,031	2009
	14.839651	10.286873	-30.68%	36,374	2008
	14.078129	14.839651	5.41%	38,273	2007
	12.282546	14.078129	14.62%	42,982	2006
	11.958170	12.282546	2.71%	49,874	2005
	11.568814	11.958170	3.37%	53,925	2004
	9.702740	11.568814	19.23%	63,447	2003
	11.839596	9.702740	-18.05%	33,498	2002
	13.268495	11.839596	-10.77%	11,366	2001

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.869502	15.283606	2.78%	0	2010
	11.537676	14.869502	28.88%	0	2009
	18.707432	11.537676	-38.33%	0	2008
	18.255034	18.707432	2.48%	0	2007
	15.131612	18.255034	20.64%	0	2006
	13.742912	15.131612	10.10%	0	2005
	11.636363	13.742912	18.10%	0	2004
	8.672444	11.636363	34.18%	0	2003
	10.041345	8.672444	-13.63%	0	2002
	10.000000	10.041345	0.41%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.529814	11.008010	29.05%	0	2010
	6.877752	8.529814	24.02%	0	2009
	11.200365	6.877752	-38.59%	0	2008
	12.799093	11.200365	-12.49%	0	2007
	12.534115	12.799093	2.11%	0	2006
	12.038945	12.534115	4.11%	0	2005
	10.988516	12.038945	9.56%	0	2004
	8.479755	10.988516	29.59%	0	2003
	10.655525	8.479755	-20.42%	0	2002
	10.000000	10.655525	6.56%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.587620	15.575011	6.77%	134,312	2010
	12.309331	14.587620	18.51%	151,656	2009
	13.492834	12.309331	-8.77%	127,820	2008
	13.012844	13.492834	3.69%	140,811	2007
	12.696417	13.012844	2.49%	163,520	2006
	12.737045	12.696417	-0.32%	179,756	2005
	12.491949	12.737045	1.96%	210,160	2004
	12.131471	12.491949	2.97%	274,084	2003
	11.278978	12.131471	7.56%	115,266	2002
	10.612780	11.278978	6.28%	31,371	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.100892	11.205328	10.93%	1,993	2010
	8.268135	10.100892	22.17%	3,248	2009
	11.215025	8.268135	-26.28%	4,470	2008
	10.491320	11.215025	6.90%	0	2007
	10.000000	10.491320	4.91%	0	2006*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.559189	10.772181	12.69%	3,393	2010
	7.543784	9.559189	26.72%	528	2009
	11.393675	7.543784	-33.79%	528	2008
	10.511263	11.393675	8.39%	0	2007
	10.000000	10.511263	5.11%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.078750	10.362941	14.15%	0	2010
	7.021341	9.078750	29.30%	0	2009
	11.523387	7.021341	-39.07%	0	2008
	10.531372	11.523387	9.42%	0	2007
	10.000000	10.531372	5.31%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.374968	20.022271	15.24%	0	2010
	13.015516	17.374968	33.49%	150,941	2009
	23.050179	13.015516	-43.53%	140,342	2008
	19.936457	23.050179	15.62%	155,555	2007
	18.155558	19.936457	9.81%	176,029	2006
	15.789650	18.155558	14.98%	182,053	2005
	13.912260	15.789650	13.49%	167,726	2004
	11.015156	13.912260	26.30%	163,997	2003
	12.359225	11.015156	-10.88%	94,883	2002
	14.333260	12.359225	-13.77%	16,938	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.736084	10.243222	17.25%	29,732	2010
	6.016095	8.736084	45.21%	43,753	2009
	13.409697	6.016095	-55.14%	32,416	2008
	9.357772	13.409697	43.30%	31,186	2007
	10.000000	9.357772	-6.42%	18,353	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.462004	14.112961	13.25%	126,903	2010
	9.739694	12.462004	27.95%	164,349	2009
	17.276143	9.739694	-43.62%	173,958	2008
	17.313177	17.276143	-0.21%	200,741	2007
	14.651799	17.313177	18.16%	218,547	2006
	14.078719	14.651799	4.07%	233,166	2005
	12.845461	14.078719	9.60%	273,927	2004
	10.024679	12.845461	28.14%	264,306	2003
	12.274215	10.024679	-18.33%	134,348	2002
	13.143893	12.274215	-6.62%	35,930	2001

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.609170	9.258653	21.68%	0	2010
	5.306677	7.609170	43.39%	2,902	2009
	12.001064	5.306677	-55.78%	3,314	2008
	9.913004	12.001064	21.06%	2,607	2007
	9.566623	9.913004	3.62%	2,607	2006
	8.930329	9.566623	7.13%	3,100	2005
	8.477086	8.930329	5.35%	2,643	2004
	6.644054	8.477086	27.59%	3,462	2003
	8.647434	6.644054	-23.17%	3,636	2002
	10.272119	8.647434	-15.82%	4,249	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.046888	12.264579	22.07%	42,812	2010
	7.967548	10.046888	26.10%	61,378	2009
	15.345904	7.967548	-48.08%	71,660	2008
	12.293412	15.345904	24.83%	85,729	2007
	11.704811	12.293412	5.03%	95,779	2006
	11.256004	11.704811	3.99%	114,322	2005
	11.077503	11.256004	1.61%	126,140	2004
	8.478157	11.077503	30.66%	141,193	2003
	12.344049	8.478157	-31.32%	98,327	2002
	15.249368	12.344049	-19.05%	28,846	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.783305	13.193532	11.97%	17,112	2010
	8.328857	11.783305	41.48%	21,217	2009
	11.295399	8.328857	-26.26%	23,376	2008
	11.182974	11.295399	1.01%	26,012	2007
	10.221727	11.182974	9.40%	36,239	2006
	10.131831	10.221727	0.89%	68,491	2005
	9.406006	10.131831	7.72%	69,805	2004
	7.528392	9.406006	24.94%	83,132	2003
	7.383653	7.528392	1.96%	47,729	2002
	8.517712	7.383653	-13.31%	9,500	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.224645	11.435687	11.84%	20,418	2010
	7.219256	10.224645	41.63%	14,153	2009
	9.779485	7.219256	-26.18%	15,045	2008
	10.000000	9.779485	-2.21%	5,629	2007

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.874274	12.581595	5.96%	35,222	2010
	10.432191	11.874274	13.82%	48,254	2009
	10.968752	10.432191	-4.89%	51,134	2008
	10.697536	10.968752	2.54%	49,020	2007
	10.422813	10.697536	2.64%	44,207	2006
	10.375977	10.422813	0.45%	45,897	2005
	10.108120	10.375977	2.65%	42,299	2004
	10.000000	10.108120	1.08%	9,174	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.166128	11.608504	26.65%	45,434	2010
	6.652963	9.166128	37.78%	46,770	2009
	11.177345	6.652963	-40.48%	30,486	2008
	9.836672	11.177345	13.63%	20,942	2007
	10.000000	9.836672	-1.63%	15,985	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.967551	15.529980	11.19%	918	2010
	11.226594	13.967551	24.41%	918	2009
	20.325159	11.226594	-44.77%	1,170	2008
	17.624769	20.325159	15.32%	1,663	2007
	15.185240	17.624769	16.07%	1,663	2006
	12.970635	15.185240	17.07%	2,964	2005
	11.614887	12.970635	11.67%	2,964	2004
	8.242406	11.614887	40.92%	2,964	2003
	10.515875	8.242406	-21.62%	3,206	2002
	13.576001	10.515875	-22.54%	2,147	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.076608	14.541610	11.20%	12,267	2010
	10.506140	13.076608	24.47%	16,915	2009
	19.025215	10.506140	-44.78%	16,871	2008
	16.494924	19.025215	15.34%	18,875	2007
	14.211442	16.494924	16.07%	24,281	2006
	12.143653	14.211442	17.03%	21,625	2005
	10.873513	12.143653	11.68%	21,764	2004
	7.713742	10.873513	40.96%	21,959	2003
	10.000000	7.713742	-22.86%	9,925	2002*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.541464	14.361399	24.43%	18,121	2010
	7.451953	11.541464	54.88%	19,052	2009
	15.511651	7.451953	-51.96%	19,096	2008
	14.929260	15.511651	3.90%	21,872	2007
	13.056524	14.929260	14.34%	27,259	2006
	12.937705	13.056524	0.92%	28,626	2005
	11.534626	12.937705	12.16%	34,268	2004
	7.428775	11.534626	55.27%	33,509	2003
	10.000000	7.428775	-25.71%	29,606	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.462580	11.599971	10.87%	24,113	2010
	7.841436	10.462580	33.43%	42,499	2009
	11.328748	7.841436	-30.78%	34,858	2008
	11.097057	11.328748	2.09%	21,556	2007
	10.000000	11.097057	10.97%	8,003	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.155480	10.289982	26.17%	24,048	2010
	6.417120	8.155480	27.09%	24,370	2009
	9.736270	6.417120	-34.09%	14,702	2008
	10.136721	9.736270	-3.95%	14,200	2007
	10.000000	10.136721	1.37%	11,030	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.439583	9.156174	8.49%	35,647	2010
	6.584786	8.439583	28.17%	35,647	2009
	10.000000	6.584786	-34.15%	3,056	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.666723	12.334464	15.63%	37,296	2010
	6.279233	10.666723	69.87%	39,032	2009
	13.483652	6.279233	-53.43%	20,778	2008
	10.648257	13.483652	26.63%	16,699	2007
	10.000000	10.648257	6.48%	25,267	2006*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.112023	15.091064	6.94%	0	2010
	10.442193	14.112023	35.14%	0	2009
	17.756634	10.442193	-41.19%	0	2008
	15.586068	17.756634	13.93%	0	2007
	13.014844	15.586068	19.76%	0	2006
	11.971670	13.014844	8.71%	0	2005
	10.234685	11.971670	16.97%	0	2004
	7.846679	10.234685	30.43%	0	2003
	10.000000	7.846679	-21.53%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.746172	10.396586	6.67%	13,424	2010
	7.219258	9.746172	35.00%	19,164	2009
	12.308557	7.219258	-41.35%	19,878	2008
	10.836015	12.308557	13.59%	9,573	2007
	10.000000	10.836015	8.36%	6,117	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.905472	15.650639	12.55%	24,299	2010
	11.906623	13.905472	16.79%	26,615	2009
	11.393085	11.906623	4.51%	38,897	2008
	10.428766	11.393085	9.25%	34,400	2007
	10.000000	10.428766	4.29%	6,821	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.308590	3.09%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.283324	12.83%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.531893	9.695879	13.64%	1,364	2010
	7.161127	8.531893	19.14%	1,364	2009
	12.655544	7.161127	-43.42%	1,364	2008
	11.482919	12.655544	10.21%	1,364	2007
	10.977551	11.482919	4.60%	1,364	2006
	10.249834	10.977551	7.10%	1,364	2005
	9.769188	10.249834	4.92%	1,364	2004
	7.665130	9.769188	27.45%	1,364	2003
	10.298199	7.665130	-25.57%	0	2002
	10.000000	10.298199	2.98%	0	2001*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.663914	9.821708	13.36%	0	2010
	7.293671	8.663914	18.79%	0	2009
	12.919640	7.293671	-43.55%	0	2008
	11.752005	12.919640	9.94%	0	2007
	11.260416	11.752005	4.37%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.726251	12.504449	16.58%	0	2010
	7.677053	10.726251	39.72%	0	2009
	14.756829	7.677053	-47.98%	0	2008
	13.567015	14.756829	8.77%	0	2007
	11.859145	13.567015	14.40%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.909405	12.838765	7.80%	0	2010
	9.433550	11.909405	26.25%	0	2009
	13.723775	9.433550	-31.26%	0	2008
	12.901010	13.723775	6.38%	0	2007
	11.233835	12.901010	14.84%	0	2006
	10.840107	11.233835	3.63%	0	2005
	10.109633	10.840107	7.23%	0	2004
	8.257404	10.109633	22.43%	0	2003
	9.940886	8.257404	-16.93%	0	2002
	10.000000	9.940886	-0.59%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.351307	10.724895	3.61%	0	2010
	8.239374	10.351307	25.63%	0	2009
	11.730836	8.239374	-29.76%	0	2008
	10.658976	11.730836	10.06%	0	2007
	10.000000	10.658976	6.59%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.340207	9.644185	15.63%	0	2010
	6.444185	8.340207	29.42%	0	2009
	11.831754	6.444185	-45.53%	0	2008
	12.730391	11.831754	-7.06%	0	2007
	10.000000	12.730391	27.30%	0	2006*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.341890	18.149100	11.06%	0	2010
	12.279846	16.341890	33.08%	0	2009
	20.932428	12.279846	-41.34%	0	2008
	18.544861	20.932428	12.87%	0	2007
	14.696197	18.544861	26.19%	0	2006
	12.663998	14.696197	16.05%	0	2005
	10.378445	12.663998	22.02%	0	2004
	8.172087	10.378445	27.00%	0	2003
	10.000000	8.172087	-18.28%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.046219	22.506313	6.94%	17,453	2010
	10.000000	21.046219	23.05%	9,584	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.925862	9.352218	4.78%	66,252	2010
	6.212331	8.925862	43.68%	82,727	2009
	11.336953	6.212331	-45.20%	96,104	2008
	8.432856	11.336953	34.44%	97,023	2007
	7.853644	8.432856	7.38%	98,992	2006
	7.090622	7.853644	10.76%	110,324	2005
	6.108331	7.090622	16.08%	117,926	2004
	5.162942	6.108331	18.31%	137,731	2003
	6.241085	5.162942	-17.27%	89,778	2002
	8.114733	6.241085	-23.09%	47,867	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.096185	14.821055	22.53%	6,060	2010
	7.825124	12.096185	54.58%	5,094	2009
	14.174782	7.825124	-44.80%	4,914	2008
	11.832408	14.174782	19.80%	3,303	2007
	11.139790	11.832408	6.22%	4,887	2006
	10.168590	11.139790	9.55%	5,258	2005
	10.248317	10.168590	-0.78%	6,213	2004
	7.078454	10.248317	44.78%	8,239	2003
	10.000000	7.078454	-29.22%	3,936	2002*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.935705	4.817615	22.41%	11,385	2010
	2.549249	3.935705	54.39%	16,197	2009
	4.624093	2.549249	-44.87%	21,610	2008
	3.861747	4.624093	19.74%	10,656	2007
	3.639474	3.861747	6.11%	8,604	2006
	3.315514	3.639474	9.77%	14,377	2005
	3.350462	3.315514	-1.04%	20,002	2004
	2.324540	3.350462	44.13%	22,910	2003
	3.999498	2.324540	-41.88%	25,525	2002
	6.485104	3.999498	-38.33%	31,228	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.392553	28.780274	23.03%	30,147	2010
	13.275516	23.392553	76.21%	37,289	2009
	28.231761	13.275516	-52.98%	32,697	2008
	22.403696	28.231761	26.01%	39,102	2007
	15.519699	22.403696	44.36%	37,920	2006
	11.946276	15.519699	29.91%	39,783	2005
	10.226942	11.946276	16.81%	56,525	2004
	7.724506	10.226942	32.40%	51,444	2003
	10.000000	7.724506	-22.75%	35,099	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.556034	16.676529	23.02%	7,440	2010
	7.693219	13.556034	76.21%	7,526	2009
	16.366939	7.693219	-53.00%	11,943	2008
	12.993737	16.366939	25.96%	14,532	2007
	9.005239	12.993737	44.29%	20,961	2006
	6.935852	9.005239	29.84%	21,282	2005
	5.938819	6.935852	16.79%	27,051	2004
	4.486092	5.938819	32.38%	31,673	2003
	6.140922	4.486092	-26.95%	36,791	2002
	8.151333	6.140922	-24.66%	35,939	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.596447	14.087429	21.48%	12,337	2010
	9.301704	11.596447	24.67%	14,668	2009
	14.153158	9.301704	-34.28%	14,206	2008
	14.040063	14.153158	0.81%	15,501	2007
	12.211289	14.040063	14.98%	19,482	2006
	11.362502	12.211289	7.47%	33,283	2005
	10.000000	11.362502	13.63%	4,503	2004*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.085718	13.226366	9.44%	32,901	2010
	10.030303	12.085718	20.49%	41,575	2009
	15.156167	10.030303	-33.82%	23,629	2008
	14.316771	15.156167	5.86%	20,644	2007
	12.073182	14.316771	18.58%	12,750	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.728047	7.28%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.932110	10.289725	3.60%	11,242	2010
	8.906607	9.932110	11.51%	11,744	2009
	10.455501	8.906607	-14.81%	18,590	2008
	10.142483	10.455501	3.09%	23,328	2007
	9.891322	10.142483	2.54%	16,989	2006
	9.908686	9.891322	-0.18%	30,555	2005
	9.991948	9.908686	-0.83%	20,688	2004
	10.000000	9.991948	-0.08%	8,436	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.919776	11.675464	17.70%	4,731	2010
	8.212423	9.919776	20.79%	8,619	2009
	13.789344	8.212423	-40.44%	2,263	2008
	13.943023	13.789344	-1.10%	0	2007
	13.462114	13.943023	3.57%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.811558	13.070198	20.89%	3,545	2010
	8.360084	10.811558	29.32%	7,214	2009
	14.030202	8.360084	-40.41%	7,214	2008
	13.250742	14.030202	5.88%	10,614	2007
	11.842802	13.250742	11.89%	4,972	2006
	11.262512	11.842802	5.15%	1,485	2005
	10.000000	11.262512	12.63%	1,062	2004*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.481277	7.605196	17.34%	3,431	2010
	4.934864	6.481277	31.34%	2,598	2009
	8.182358	4.934864	-39.69%	3,407	2008
	6.956499	8.182358	17.62%	6,839	2007
	6.658614	6.956499	4.47%	5,519	2006
	6.353549	6.658614	4.80%	5,147	2005
	5.969902	6.353549	6.43%	11,034	2004
	4.570511	5.969902	30.62%	6,862	2003
	6.516595	4.570511	-29.86%	3,553	2002
	9.216406	6.516595	-29.29%	29	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.430016	13.878093	11.65%	115,205	2010
	10.000000	12.430016	24.30%	1,257	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.153218	10.089236	10.23%	8,307	2010
	7.537242	9.153218	21.44%	20,620	2009
	10.907812	7.537242	-30.90%	9,827	2008
	10.444700	10.907812	4.43%	9,714	2007
	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.339936	10.783999	4.29%	10,514	2010
	9.369657	10.339936	10.36%	8,926	2009
	10.565011	9.369657	-11.31%	6,536	2008
	10.426790	10.565011	1.33%	13,643	2007
	10.000000	10.426790	4.27%	7,084	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.154988	11.121844	9.52%	27,388	2010
	7.288016	10.154988	39.34%	32,294	2009
	12.070327	7.288016	-39.62%	15,293	2008
	10.726774	12.070327	12.53%	6,567	2007
	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.462921	9.842687	16.30%	40,706	2010
	6.197142	8.462921	36.56%	37,693	2009
	11.289658	6.197142	-45.11%	19,737	2008
	10.254148	11.289658	10.10%	13,220	2007
	10.000000	10.254148	2.54%	11,361	2006*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.669690	8.375360	9.20%	3,145	2010
	5.964017	7.669690	28.60%	3,145	2009
	9.786217	5.964017	-39.06%	3,145	2008
	10.000000	9.786217	-2.14%	201	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.554292	16.205416	11.34%	17,857	2010
	10.130773	14.554292	43.66%	18,944	2009
	14.297368	10.130773	-29.14%	21,279	2008
	14.089452	14.297368	1.48%	29,639	2007
	12.945246	14.089452	8.84%	38,857	2006
	12.849293	12.945246	0.75%	43,707	2005
	11.860661	12.849293	8.34%	49,984	2004
	9.857878	11.860661	20.32%	55,738	2003
	9.705141	9.857878	1.57%	25,466	2002
	9.464778	9.705141	2.54%	4,503	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.717100	13.047033	11.35%	7,365	2010
	8.151351	11.717100	43.74%	4,422	2009
	11.521221	8.151351	-29.25%	42,068	2008
	11.349994	11.521221	1.51%	9,817	2007
	10.428702	11.349994	8.83%	7,056	2006
	10.000000	10.428702	4.29%	11,555	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.716333	8.777979	13.76%	56,120	2010
	5.126680	7.716333	50.51%	70,830	2009
	10.000000	5.126680	-48.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.910873	9.620016	21.60%	983	2010
	6.112083	7.910873	29.43%	3,421	2009
	10.000000	6.112083	-38.88%	5,795	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.065347	9.123333	13.12%	0	2010
	6.344226	8.065347	27.13%	0	2009
	10.000000	6.344226	-36.56%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.318454	10.123577	8.64%	1,972	2010
	7.903416	9.318454	17.90%	1,972	2009
	10.000000	7.903416	-20.97%	95	2008*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.775630	9.705119	10.59%	0	2010
	7.182694	8.775630	22.18%	0	2009
	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.066259	10.578841	5.09%	14,534	2010
	9.051407	10.066259	11.21%	15,022	2009
	10.000000	9.051407	-9.49%	83	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.047478	9.915082	9.59%	26,142	2010
	7.539794	9.047478	20.00%	9,564	2009
	10.000000	7.539794	-24.60%	3,374	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.494974	9.471826	11.50%	0	2010
	6.820361	8.494974	24.55%	3,389	2009
	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.591116	10.290272	7.29%	0	2010
	8.282650	9.591116	15.80%	0	2009
	10.000000	8.282650	-17.17%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.531878	11.094680	5.34%	3,368	2010
	9.838832	10.531878	7.04%	4,576	2009
	10.000000	9.838832	-1.61%	173	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.254404	11.972943	6.38%	186	2010
	9.822838	11.254404	14.57%	0	2009
	10.000000	9.822838	-1.77%	344	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.920197	25.058833	14.32%	212	2010
	13.640295	21.920197	60.70%	212	2009
	32.820669	13.640295	-58.44%	323	2008
	22.913162	32.820669	43.24%	119	2007
	17.031036	22.913162	34.54%	119	2006
	13.048349	17.031036	30.52%	128	2005
	10.982304	13.048349	18.81%	128	2004
	6.753156	10.982304	62.62%	128	2003
	8.096093	6.753156	-16.59%	128	2002
	8.678451	8.096093	-6.71%	0	2001

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.281440	27.767477	14.36%	12,972	2010
	15.093873	24.281440	60.87%	17,629	2009
	36.376576	15.093873	-58.51%	11,675	2008
	25.401015	36.376576	43.21%	14,357	2007
	18.890385	25.401015	34.47%	16,634	2006
	14.470955	18.890385	30.54%	38,155	2005
	12.178340	14.470955	18.83%	19,493	2004
	7.490620	12.178340	62.58%	13,296	2003
	10.000000	7.490620	-25.09%	1,192	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.362921	14.808948	3.11%	135,052	2010
	14.214306	14.362921	1.05%	127,440	2009
	13.410189	14.214306	6.00%	140,776	2008
	12.718919	13.410189	5.43%	143,123	2007
	12.507261	12.718919	1.69%	157,287	2006
	12.308376	12.507261	1.62%	186,474	2005
	12.113343	12.308376	1.61%	199,140	2004
	12.068906	12.113343	0.37%	277,624	2003
	11.051278	12.068906	9.21%	181,015	2002
	10.472185	11.051278	5.53%	52,943	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.293468	11.475116	11.48%	0	2010
	8.064028	10.293468	27.65%	0	2009
	15.192561	8.064028	-46.92%	0	2008
	12.144219	15.192561	25.10%	0	2007
	9.281421	12.144219	30.84%	0	2006
	7.243582	9.281421	28.13%	0	2005
	6.446338	7.243582	12.37%	0	2004
	4.830339	6.446338	33.46%	0	2003
	6.468145	4.830339	-25.32%	0	2002
	9.213885	6.468145	-29.80%	0	2001

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.498556	18.389157	11.46%	20,805	2010
	12.930219	16.498556	27.60%	20,327	2009
	24.352789	12.930219	-46.90%	15,478	2008
	19.466014	24.352789	25.10%	15,127	2007
	14.878826	19.466014	30.83%	18,844	2006
	11.615140	14.878826	28.10%	6,996	2005
	10.322414	11.615140	12.52%	6,558	2004
	7.751335	10.322414	33.17%	7,736	2003
	10.000000	7.751335	-22.49%	2,119	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.272622	8.742609	5.68%	0	2010
	6.536956	8.272622	26.55%	0	2009
	11.673690	6.536956	-44.00%	126	2008
	10.846210	11.673690	7.63%	126	2007
	10.000000	10.846210	8.46%	1,972	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.836163	13.350715	12.80%	57,226	2010
	9.456041	11.836163	25.17%	59,401	2009
	15.216240	9.456041	-37.86%	75,818	2008
	14.595369	15.216240	4.25%	53,356	2007
	12.691229	14.595369	15.00%	71,202	2006
	11.949230	12.691229	6.21%	72,848	2005
	10.649717	11.949230	12.20%	72,395	2004
	8.207270	10.649717	29.76%	172,091	2003
	10.000000	8.207270	-17.93%	10,696	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.515622	12.443560	8.06%	2,809	2010
	10.000000	11.515622	15.16%	2,867	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.073858	13.310100	10.24%	0	2010
	10.000000	12.073858	20.74%	0	2009*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.832509	12.329323	4.20%	68,909	2010
	11.023466	11.832509	7.34%	70,549	2009
	11.920695	11.023466	-7.53%	40,501	2008
	11.496915	11.920695	3.69%	167,139	2007
	11.004985	11.496915	4.47%	168,997	2006
	10.825457	11.004985	1.66%	166,826	2005
	10.512395	10.825457	2.98%	167,181	2004
	9.900522	10.512395	6.18%	100,728	2003
	10.000000	9.900522	-0.99%	86,813	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.994031	13.090279	9.14%	531,314	2010
	10.231255	11.994031	17.23%	569,131	2009
	13.538003	10.231255	-24.43%	494,132	2008
	13.022333	13.538003	3.96%	557,197	2007
	11.884255	13.022333	9.58%	603,310	2006
	11.464275	11.884255	3.66%	572,654	2005
	10.636383	11.464275	7.78%	586,469	2004
	9.003831	10.636383	18.13%	516,316	2003
	10.000000	9.003831	-9.96%	180,892	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.056739	13.386601	11.03%	229,249	2010
	9.850101	12.056739	22.40%	168,868	2009
	14.590644	9.850101	-32.49%	220,098	2008
	13.969982	14.590644	4.44%	285,323	2007
	12.394286	13.969982	12.71%	317,767	2006
	11.763314	12.394286	5.36%	319,504	2005
	10.664866	11.763314	10.30%	434,894	2004
	8.557964	10.664866	24.62%	269,702	2003
	10.000000	8.557964	-14.42%	45,569	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.065634	12.883786	6.78%	87,548	2010
	10.703273	12.065634	12.73%	173,246	2009
	12.803569	10.703273	-16.40%	139,174	2008
	12.292621	12.803569	4.16%	193,422	2007
	11.521507	12.292621	6.69%	204,715	2006
	11.205635	11.521507	2.82%	218,816	2005
	10.627027	11.205635	5.44%	237,598	2004
	9.498578	10.627027	11.88%	245,227	2003
	10.000000	9.498578	-5.01%	72,658	2002*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.411209	26.589338	24.18%	42,314	2010
	15.911129	21.411209	34.57%	54,227	2009
	25.450372	15.911129	-37.48%	39,813	2008
	24.048495	25.450372	5.83%	50,962	2007
	22.239162	24.048495	8.14%	59,284	2006
	20.160466	22.239162	10.31%	69,617	2005
	17.703153	20.160466	13.88%	82,489	2004
	13.360934	17.703153	32.50%	83,268	2003
	16.031888	13.360934	-16.66%	48,481	2002
	16.509731	16.031888	-2.89%	15,776	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.464287	11.280871	-1.60%	120,775	2010
	11.645810	11.464287	-1.56%	192,103	2009
	11.597006	11.645810	0.42%	281,173	2008
	11.247554	11.597006	3.11%	162,059	2007
	10.934570	11.247554	2.86%	172,589	2006
	10.823110	10.934570	1.03%	133,205	2005
	10.910569	10.823110	-0.80%	150,522	2004
	11.019038	10.910569	-0.98%	161,687	2003
	11.064171	11.019038	-0.41%	180,353	2002
	10.853962	11.064171	1.94%	64,750	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.143714	15.390983	8.82%	20,261	2010
	11.556220	14.143714	22.39%	24,613	2009
	14.199439	11.556220	-18.61%	27,497	2008
	13.793632	14.199439	2.94%	27,783	2007
	13.370415	13.793632	3.17%	30,202	2006
	13.297326	13.370415	0.55%	26,356	2005
	12.684724	13.297326	4.83%	22,213	2004
	11.497820	12.684724	10.32%	47,044	2003
	10.899202	11.497820	5.49%	25,626	2002
	10.632058	10.899202	2.51%	14,248	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.433240	15.087208	12.31%	0	2010
	10.000000	13.433240	34.33%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.156600	9.152795	12.21%	42,839	2010
	6.074489	8.156600	34.28%	67,624	2009
	10.000000	6.074489	-39.26%	4,272	2008*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.821136	15.475612	4.42%	8,878	2010
	11.600705	14.821136	27.76%	11,233	2009
	21.968445	11.600705	-47.19%	11,746	2008
	21.691770	21.968445	1.28%	24,220	2007
	17.958520	21.691770	20.79%	21,942	2006
	16.286544	17.958520	10.27%	19,348	2005
	13.762779	16.286544	18.34%	4,085	2004
	10.000000	13.762779	37.63%	2,202	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.040348	9.138925	13.66%	46,311	2010
	6.296237	8.040348	27.70%	6,623	2009
	10.000000	6.296237	-37.04%	232	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.402675	4.03%	40,114	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.874053	8.735710	10.94%	279	2010
	6.280491	7.874053	25.37%	473	2009
	10.000000	6.280491	-37.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.770807	9.697319	24.79%	68,709	2010
	6.212287	7.770807	25.09%	93,063	2009
	10.000000	6.212287	-37.88%	1,837	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.582814	10.103648	17.72%	52,923	2010
	6.685366	8.582814	28.38%	76,434	2009
	10.000000	6.685366	-33.15%	3,221	2008*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.958964	13.528039	23.44%	25,151	2010
	8.737691	10.958964	25.42%	24,235	2009
	16.573416	8.737691	-47.28%	26,227	2008
	15.347910	16.573416	7.98%	26,934	2007
	15.112192	15.347910	1.56%	26,597	2006
	14.207650	15.112192	6.37%	39,085	2005
	12.730702	14.207650	11.60%	46,679	2004
	9.635711	12.730702	32.12%	55,192	2003
	14.679081	9.635711	-34.36%	41,973	2002
	16.733188	14.679081	-12.28%	3,801	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.540730	31.818823	24.58%	26,900	2010
	20.564933	25.540730	24.20%	35,357	2009
	30.804160	20.564933	-33.24%	37,610	2008
	33.626225	30.804160	-8.39%	47,559	2007
	29.133262	33.626225	15.42%	52,946	2006
	28.722942	29.133262	1.43%	64,573	2005
	24.885091	28.722942	15.42%	79,863	2004
	16.122626	24.885091	54.35%	79,476	2003
	22.495777	16.122626	-28.33%	58,548	2002
	17.823704	22.495777	26.21%	21,490	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.027260	27.163192	23.32%	28,800	2010
	16.618484	22.027260	32.55%	39,395	2009
	27.323988	16.618484	-39.18%	40,975	2008
	27.191015	27.323988	0.49%	48,453	2007
	24.662918	27.191015	10.25%	53,284	2006
	22.314210	24.662918	10.53%	62,171	2005
	19.052645	22.314210	17.12%	61,970	2004
	13.730651	19.052645	38.76%	62,756	2003
	16.879142	13.730651	-18.65%	34,834	2002
	18.388267	16.879142	-8.21%	10,214	2001

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.422768	11.635530	11.64%	24,571	2010
	8.400103	10.422768	24.08%	48,398	2009
	14.606893	8.400103	-42.49%	47,206	2008
	13.722966	14.606893	6.44%	48,798	2007
	12.272927	13.722966	11.81%	42,508	2006
	11.608061	12.272927	5.73%	45,279	2005
	10.748649	11.608061	8.00%	63,245	2004
	8.566400	10.748649	25.47%	65,223	2003
	10.533860	8.566400	-18.68%	37,106	2002
	12.141316	10.533860	-13.24%	17,551	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.191287	9.212138	28.10%	139,805	2010
	5.585887	7.191287	28.74%	184,628	2009
	10.000000	5.585887	-44.14%	726	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.367761	10.448755	0.78%	3,223	2010
	9.836967	10.367761	5.40%	9,258	2009
	10.000000	9.836967	-1.63%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.150891	14.423558	9.68%	2,989	2010
	10.691433	13.150891	23.00%	2,989	2009
	19.522028	10.691433	-45.23%	1,903	2008
	16.548136	19.522028	17.97%	184	2007
	13.358929	16.548136	23.87%	184	2006
	11.375654	13.358929	17.43%	184	2005
	9.994811	11.375654	13.82%	205	2004
	7.465251	9.994811	33.88%	1,643	2003
	10.168561	7.465251	-26.58%	5,780	2002
	12.729459	10.168561	-20.12%	1,775	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.814941	19.521925	9.58%	783	2010
	14.483883	17.814941	23.00%	859	2009
	26.439851	14.483883	-45.22%	1,504	2008
	22.404260	26.439851	18.01%	11,156	2007
	18.096480	22.404260	23.80%	11,048	2006
	15.409825	18.096480	17.43%	2,792	2005
	13.539299	15.409825	13.82%	1,720	2004
	10.000000	13.539299	35.39%	749	2003*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.920205	13.832370	7.06%	235,722	2010
	10.000000	12.920205	29.20%	1,616	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.894893	13.493927	4.65%	1,781	2010
	10.000000	12.894893	28.95%	5,141	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.197096	11.616664	13.92%	12,939	2010
	8.061443	10.197096	26.49%	14,925	2009
	13.002593	8.061443	-38.00%	17,531	2008
	13.514788	13.002593	-3.79%	30,536	2007
	11.849219	13.514788	14.06%	34,546	2006
	11.550766	11.849219	2.58%	33,504	2005
	9.990303	11.550766	15.62%	47,494	2004
	7.724509	9.990303	29.33%	38,947	2003
	10.487119	7.724509	-26.34%	12,073	2002
	12.133258	10.487119	-13.57%	7,144	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.292826	15.388727	7.67%	0	2010
	10.050760	14.292826	42.21%	63,355	2009
	18.748697	10.050760	-46.39%	64,514	2008
	16.693231	18.748697	12.31%	75,457	2007
	15.714870	16.693231	6.23%	93,123	2006
	15.194913	15.714870	3.42%	107,844	2005
	14.440322	15.194913	5.23%	143,896	2004
	11.207016	14.440322	28.85%	155,865	2003
	15.572047	11.207016	-28.03%	99,336	2002
	18.103937	15.572047	-13.99%	34,216	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.367259	20.960799	14.12%	30,107	2010
	13.361713	18.367259	37.46%	33,969	2009
	22.705776	13.361713	-41.15%	52,673	2008
	21.701631	22.705776	4.63%	64,074	2007
	18.738865	21.701631	15.81%	74,624	2006
	16.654730	18.738865	12.51%	77,387	2005
	14.199720	16.654730	17.29%	75,992	2004
	10.000000	14.199720	42.00%	61,745	2003*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.462435	13.079901	14.11%	53,107	2010
	8.334165	11.462435	37.54%	63,577	2009
	14.161034	8.334165	-41.15%	45,186	2008
	13.537128	14.161034	4.61%	49,203	2007
	11.688662	13.537128	15.81%	60,801	2006
	10.391353	11.688662	12.48%	71,509	2005
	8.862004	10.391353	17.26%	89,665	2004
	6.296936	8.862004	40.74%	114,549	2003
	8.218658	6.296936	-23.38%	135,017	2002
	9.496340	8.218658	-13.45%	39,353	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.475866	2.794034	12.85%	0	2010
	1.985066	2.475866	24.72%	0	2009
	9.557390	1.985066	-79.23%	0	2008
	10.000000	9.557390	-4.43%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.669500	3.015924	12.98%	0	2010
	2.164825	2.669500	23.31%	0	2009
	10.315805	2.164825	-79.01%	1,389	2008
	10.495128	10.315805	-1.71%	1,500	2007
	10.000000	10.495128	4.95%	1,603	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.650774	13.311181	14.25%	31,672	2010
	9.229598	11.650774	26.23%	46,459	2009
	15.244535	9.229598	-39.46%	49,775	2008
	14.837386	15.244535	2.74%	61,709	2007
	13.108388	14.837386	13.19%	65,428	2006
	12.569703	13.108388	4.29%	85,143	2005
	11.670124	12.569703	7.71%	109,644	2004
	9.359056	11.670124	24.69%	143,563	2003
	11.713202	9.359056	-20.10%	91,235	2002
	13.251196	11.713202	-11.61%	17,357	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.017245	9.735621	21.43%	3,221	2010
	5.938698	8.017245	35.00%	7,224	2009
	9.707899	5.938698	-38.83%	7,821	2008
	9.987465	9.707899	-2.80%	4,045	2007
	10.000000	9.987465	-0.13%	2,453	2006*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.149007	13.983946	25.43%	19,973	2010
	8.544230	11.149007	30.49%	23,058	2009
	17.048909	8.544230	-49.88%	21,010	2008
	16.295740	17.048909	4.62%	19,971	2007
	16.084619	16.295740	1.31%	25,269	2006
	14.551544	16.084619	10.54%	32,437	2005
	12.346352	14.551544	17.86%	33,771	2004
	9.990303	12.346352	23.58%	39,540	2003
	14.060573	9.990303	-28.95%	29,618	2002
	20.792245	14.060573	-32.38%	16,966	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.848770	11.675695	7.62%	1,998	2010
	10.000000	10.848770	8.49%	1,686	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.928078	11.310867	3.50%	78,787	2010
	10.000000	10.928078	9.28%	20,441	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.731404	12.480064	6.38%	0	2010
	10.073944	11.731404	16.45%	0	2009
	11.011231	10.073944	-8.51%	0	2008
	10.114488	11.011231	8.87%	0	2007
	10.000000	10.114488	1.14%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.820546	13.638954	6.38%	0	2010
	11.426111	12.820546	12.20%	0	2009
	11.085475	11.426111	3.07%	0	2008
	10.360869	11.085475	6.99%	0	2007
	10.000000	10.360869	3.61%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.755878	12.476174	27.88%	0	2010
	6.273267	9.755878	55.52%	0	2009
	11.238387	6.273267	-44.18%	0	2008
	10.985196	11.238387	2.30%	0	2007
	10.000000	10.985196	9.85%	0	2006*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series) - Q/NQ	8.870716	10.098400	13.84%	0	2010
	7.529426	8.870716	17.81%	0	2009
	12.419305	7.529426	-39.37%	0	2008
	11.592344	12.419305	7.13%	0	2007
	10.000000	11.592344	15.92%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.600635	9.287170	22.19%	0	2010
	5.365446	7.600635	41.66%	0	2009
	9.082860	5.365446	-40.93%	0	2008
	10.306320	9.082860	-11.87%	0	2007
	10.000000	10.306320	3.06%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.158733	11.052074	8.79%	0	2010
	8.217777	10.158733	23.62%	0	2009
	11.471831	8.217777	-28.37%	0	2008
	10.995483	11.471831	4.33%	0	2007
	10.000000	10.995483	9.95%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.126673	10.472894	14.75%	0	2010
	6.973249	9.126673	30.88%	0	2009
	11.509546	6.973249	-39.41%	0	2008
	11.377371	11.509546	1.16%	0	2007
	10.000000	11.377371	13.77%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.424910	14.112888	13.59%	0	2010
	7.309256	12.424910	69.99%	0	2009
	10.608640	7.309256	-31.10%	0	2008
	10.562829	10.608640	0.43%	0	2007
	10.000000	10.562829	5.63%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.852910	13.016550	19.94%	0	2010
	7.073167	10.852910	53.44%	0	2009
	11.704685	7.073167	-39.57%	0	2008
	10.789901	11.704685	8.48%	0	2007
	10.000000	10.789901	7.90%	0	2006*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.727384	12.434679	15.92%	0	2010
	7.574542	10.727384	41.62%	0	2009
	10.760906	7.574542	-29.61%	0	2008
	10.737169	10.760906	0.22%	0	2007
	10.000000	10.737169	7.37%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.418066	9.496453	28.02%	0	2010
	5.576145	7.418066	33.03%	0	2009
	10.737978	5.576145	-48.07%	0	2008
	10.334377	10.737978	3.91%	0	2007
	10.000000	10.334377	3.34%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.102064	9.299778	14.78%	0	2010
	6.177748	8.102064	31.15%	0	2009
	9.976852	6.177748	-38.08%	0	2008
	10.808065	9.976852	-7.69%	0	2007
	10.000000	10.808065	8.08%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.084710	10.005906	10.14%	12,073	2010
	7.791367	9.084710	16.60%	12,221	2009
	12.655189	7.791367	-38.43%	16,200	2008
	13.664104	12.655189	-7.38%	23,189	2007
	11.448880	13.664104	19.35%	12,205	2006
	10.883015	11.448880	5.20%	13,123	2005
	9.772302	10.883015	11.37%	13,943	2004
	8.033595	9.772302	21.64%	8,619	2003
	10.160238	8.033595	-20.93%	0	2002
	10.000000	10.160238	1.60%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.655620	10.924256	13.14%	12,905	2010
	7.834872	9.655620	23.24%	13,252	2009
	12.889158	7.834872	-39.21%	16,788	2008
	12.834598	12.889158	0.43%	22,422	2007
	11.270356	12.834598	13.88%	22,423	2006
	10.727103	11.270356	5.06%	22,446	2005
	9.741250	10.727103	10.12%	22,552	2004
	7.889625	9.741250	23.47%	11,216	2003
	10.182226	7.889625	-22.52%	8,278	2002
	10.000000	10.182226	1.82%	0	2001*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.523301	5.23%	3,447	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.275922	10.833986	5.43%	1,083	2010
	9.524373	10.275922	7.89%	1,083	2009
	10.779264	9.524373	-11.64%	5,685	2008
	10.388939	10.779264	3.76%	7,009	2007
	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.098904	36.823282	7.99%	8,581	2010
	26.613380	34.098904	28.13%	9,102	2009
	31.810375	26.613380	-16.34%	12,726	2008
	30.348016	31.810375	4.82%	13,158	2007
	27.832187	30.348016	9.04%	13,938	2006
	25.196617	27.832187	10.46%	16,150	2005
	23.265299	25.196617	8.30%	21,575	2004
	18.490922	23.265299	25.82%	23,672	2003
	17.204918	18.490922	7.47%	4,505	2002
	15.882098	17.204918	8.33%	1,378	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.663054	13.168794	3.99%	0	2010
	9.710238	12.663054	30.41%	0	2009
	17.821247	9.710238	-45.51%	0	2008
	15.806391	17.821247	12.75%	0	2007
	12.836370	15.806391	23.14%	0	2006
	11.744532	12.836370	9.30%	0	2005
	10.167476	11.744532	15.51%	0	2004
	8.109277	10.167476	25.38%	0	2003
	10.000000	8.109277	-18.91%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.118613	27.612148	24.84%	2,070	2010
	10.533425	22.118613	109.99%	307	2009
	30.370223	10.533425	-65.32%	469	2008
	22.437530	30.370223	35.35%	1,734	2007
	16.340913	22.437530	37.31%	573	2006
	12.593052	16.340913	29.76%	4,239	2005
	10.000000	12.593052	25.93%	4,105	2004*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.316130	54.064138	24.81%	724	2010
	20.649302	43.316130	109.77%	2,187	2009
	59.585849	20.649302	-65.35%	2,008	2008
	44.006397	59.585849	35.40%	3,326	2007
	32.058974	44.006397	37.27%	4,067	2006
	24.681277	32.058974	29.89%	4,634	2005
	19.923949	24.681277	23.88%	5,607	2004
	13.131584	19.923949	51.73%	7,767	2003
	13.744142	13.131584	-4.46%	4,413	2002
	14.226803	13.744142	-3.39%	12,341	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.777630	34.058310	27.19%	4,829	2010
	17.265023	26.777630	55.10%	2,840	2009
	32.552027	17.265023	-46.96%	2,161	2008
	22.765085	32.552027	42.99%	775	2007
	18.576124	22.765085	22.55%	955	2006
	12.450500	18.576124	49.20%	1,117	2005
	10.000000	12.450500	24.51%	734	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	40.768529	51.845154	27.17%	1,532	2010
	26.299894	40.768529	55.01%	1,689	2009
	49.612322	26.299894	-46.99%	1,116	2008
	34.689305	49.612322	43.02%	1,406	2007
	28.316407	34.689305	22.51%	3,397	2006
	18.971961	28.316407	49.25%	3,941	2005
	15.519976	18.971961	22.24%	6,930	2004
	10.893391	15.519976	42.47%	6,216	2003
	11.393485	10.893391	-4.39%	2,759	2002
	12.930490	11.393485	-11.89%	301	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.304419	11.391331	10.55%	13,710	2010
	8.241655	10.304419	25.03%	11,914	2009
	13.480539	8.241655	-38.86%	15,534	2008
	12.460805	13.480539	8.18%	15,953	2007
	11.138923	12.460805	11.87%	18,246	2006
	10.409093	11.138923	7.01%	15,524	2005
	9.645954	10.409093	7.91%	16,004	2004
	7.262866	9.645954	32.81%	15,268	2003
	9.641466	7.262866	-24.67%	9,678	2002
	9.768142	9.641466	-1.30%	2,097	2001

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.060414	16.292339	24.75%	2,655	2010
	10.000000	13.060414	30.60%	1,968	2009*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.960490	17.381158	24.50%	1,890	2010
	9.950179	13.960490	40.30%	1,246	2009
	15.746345	9.950179	-36.81%	535	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.979304	12.384804	3.39%	2,967	2010
	11.051399	11.979304	8.40%	2,526	2009
	11.418201	11.051399	-3.21%	1,487	2008
	10.604050	11.418201	7.68%	927	2007
	10.612998	10.604050	-0.08%	2,587	2006
	10.624530	10.612998	-0.11%	858	2005
	10.209525	10.624530	4.06%	659	2004
	10.000000	10.209525	2.10%	290	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.214752	12.590202	12.26%	14,471	2010
	9.655567	11.214752	16.15%	19,594	2009
	15.008913	9.655567	-35.67%	16,497	2008
	15.272407	15.008913	-1.73%	18,972	2007
	13.261766	15.272407	15.16%	19,631	2006
	12.886814	13.261766	2.91%	21,016	2005
	11.596281	12.886814	11.13%	19,321	2004
	9.115086	11.596281	27.22%	19,026	2003
	11.494846	9.115086	-20.70%	11,815	2002
	12.754306	11.494846	-9.87%	5,000	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.626560	15.183451	11.43%	0	2010
	10.357850	13.626560	31.56%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.077340	11.819444	17.29%	373	2010
	7.885187	10.077340	27.80%	699	2009
	10.598040	7.885187	-25.60%	815	2008
	11.031146	10.598040	-3.93%	1,067	2007
	10.000000	11.031146	10.31%	1,039	2006*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.572080	18.486618	11.55%	0	2010
	14.057757	16.572080	17.89%	31,532	2009
	19.520974	14.057757	-27.99%	31,883	2008
	20.925531	19.520974	-6.71%	34,485	2007
	17.930824	20.925531	16.70%	33,586	2006
	17.357040	17.930824	3.31%	33,178	2005
	15.435721	17.357040	12.45%	31,494	2004
	12.170125	15.435721	26.83%	28,763	2003
	14.161782	12.170125	-14.06%	16,646	2002
	12.764086	14.161782	10.95%	6,998	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.043434	13.000998	7.95%	1,585	2010
	10.000000	12.043434	25.57%	172	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099666	11.148128	10.38%	0	2010
	10.000000	10.099666	1.00%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.831700	12.193451	12.57%	0	2010
	10.000000	10.831700	8.32%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.943809	14.780793	23.75%	3,518	2010
	9.713315	11.943809	22.96%	3,790	2009
	14.296006	9.713315	-32.06%	3,407	2008
	14.633033	14.296006	-2.30%	4,294	2007
	13.003864	14.633033	12.53%	4,408	2006
	12.329540	13.003864	5.47%	4,084	2005
	10.285373	12.329540	19.87%	3,219	2004
	7.590152	10.285373	35.51%	2,626	2003
	10.000000	7.590152	-24.10%	355	2002*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.689745	10.941923	12.92%	8,732	2010
	7.365892	9.689745	31.55%	14,084	2009
	11.421512	7.365892	-35.51%	15,002	2008
	10.775260	11.421512	6.00%	14,641	2007
	10.032485	10.775260	7.40%	14,092	2006
	9.844387	10.032485	1.91%	14,901	2005
	9.424231	9.844387	4.46%	13,971	2004
	7.604702	9.424231	23.93%	12,772	2003
	10.882532	7.604702	-30.12%	11,228	2002
	14.293123	10.882532	-23.86%	7,240	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.098333	12.534993	12.94%	40,352	2010
	8.932279	11.098333	24.25%	41,756	2009
	14.449022	8.932279	-38.18%	50,633	2008
	13.959170	14.449022	3.51%	53,147	2007
	12.288247	13.959170	13.60%	55,935	2006
	11.933915	12.288247	2.97%	62,613	2005
	10.967119	11.933915	8.82%	58,351	2004
	8.686976	10.967119	26.25%	62,322	2003
	11.377149	8.686976	-23.65%	35,783	2002
	13.173971	11.377149	-13.64%	21,294	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.335042	13.989924	13.42%	11,662	2010
	10.233414	12.335042	20.54%	11,512	2009
	14.770045	10.233414	-30.72%	13,486	2008
	14.019259	14.770045	5.36%	12,886	2007
	12.237382	14.019259	14.56%	13,597	2006
	11.920233	12.237382	2.66%	13,339	2005
	11.537984	11.920233	3.31%	15,264	2004
	9.681804	11.537984	19.17%	13,462	2003
	11.820057	9.681804	-18.09%	6,395	2002
	13.253384	11.820057	-10.81%	2,160	2001

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.808212	15.212883	2.73%	0	2010
	11.495956	14.808212	28.81%	0	2009
	18.649287	11.495956	-38.36%	0	2008
	18.207603	18.649287	2.43%	0	2007
	15.099947	18.207603	20.58%	0	2006
	13.721111	15.099947	10.05%	0	2005
	11.623812	13.721111	18.04%	0	2004
	8.667488	11.623812	34.11%	0	2003
	10.040719	8.667488	-13.68%	0	2002
	10.000000	10.040719	0.41%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.494657	10.957081	28.99%	0	2010
	6.852889	8.494657	23.96%	0	2009
	11.165567	6.852889	-38.62%	0	2008
	12.765855	11.165567	-12.54%	0	2007
	12.507898	12.765855	2.06%	0	2006
	12.019851	12.507898	4.06%	0	2005
	10.976665	12.019851	9.50%	0	2004
	8.474906	10.976665	29.52%	0	2003
	10.654863	8.474906	-20.46%	0	2002
	10.000000	10.654863	6.55%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.508802	15.482982	6.71%	21,256	2010
	12.249031	14.508802	18.45%	24,958	2009
	13.433556	12.249031	-8.82%	22,488	2008
	12.962295	13.433556	3.64%	30,013	2007
	12.653506	12.962295	2.44%	29,630	2006
	12.700428	12.653506	-0.37%	32,229	2005
	12.462369	12.700428	1.91%	31,845	2004
	12.108907	12.462369	2.92%	28,644	2003
	11.263725	12.108907	7.50%	16,810	2002
	10.603847	11.263725	6.22%	4,919	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.082086	11.178791	10.88%	793	2010
	8.256936	10.082086	22.10%	793	2009
	11.205533	8.256936	-26.31%	5,498	2008
	10.487792	11.205533	6.84%	0	2007
	10.000000	10.487792	4.88%	0	2006*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.541377	10.746652	12.63%	1,583	2010
	7.533560	9.541377	26.65%	1,434	2009
	11.384028	7.533560	-33.82%	1,898	2008
	10.507729	11.384028	8.34%	2,372	2007
	10.000000	10.507729	5.08%	1,183	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.061840	10.338382	14.09%	149	2010
	7.011827	9.061840	29.24%	149	2009
	11.513627	7.011827	-39.10%	174	2008
	10.527827	11.513627	9.36%	122	2007
	10.000000	10.527827	5.28%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.275891	19.897979	15.18%	0	2010
	12.947874	17.275891	33.43%	41,606	2009
	22.942085	12.947874	-43.56%	38,205	2008
	19.853098	22.942085	15.56%	39,207	2007
	18.088817	19.853098	9.75%	38,722	2006
	15.739580	18.088817	14.93%	39,569	2005
	13.875191	15.739580	13.44%	36,574	2004
	10.991394	13.875191	26.24%	31,481	2003
	12.338834	10.991394	-10.92%	20,284	2002
	14.316943	12.338834	-13.82%	11,655	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.719783	10.218924	17.19%	3,713	2010
	6.007924	8.719783	45.14%	3,121	2009
	13.398310	6.007924	-55.16%	1,916	2008
	9.354605	13.398310	43.23%	1,498	2007
	10.000000	9.354605	-6.45%	577	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.390959	14.025386	13.19%	29,251	2010
	9.689103	12.390959	27.89%	33,441	2009
	17.195174	9.689103	-43.65%	38,239	2008
	17.240844	17.195174	-0.26%	43,193	2007
	14.597980	17.240844	18.10%	47,358	2006
	14.034109	14.597980	4.02%	49,188	2005
	12.811259	14.034109	9.55%	50,291	2004
	10.003066	12.811259	28.07%	38,660	2003
	12.253980	10.003066	-18.37%	20,895	2002
	13.128922	12.253980	-6.66%	12,200	2001

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.565769	9.201156	21.62%	0	2010
	5.279096	7.565769	43.32%	4,126	2009
	11.944770	5.279096	-55.80%	3,766	2008
	9.871549	11.944770	21.00%	4,068	2007
	9.531444	9.871549	3.57%	4,590	2006
	8.901990	9.531444	7.07%	5,779	2005
	8.454474	8.901990	5.29%	6,342	2004
	6.629704	8.454474	27.52%	5,701	2003
	8.633163	6.629704	-23.21%	5,271	2002
	10.260418	8.633163	-15.86%	4,710	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	9.989586	12.188437	22.01%	23,845	2010
	7.926138	9.989586	26.03%	28,551	2009
	15.273930	7.926138	-48.11%	33,700	2008
	12.242015	15.273930	24.77%	36,967	2007
	11.661788	12.242015	4.98%	37,208	2006
	11.220319	11.661788	3.93%	38,789	2005
	11.047999	11.220319	1.56%	37,128	2004
	8.459859	11.047999	30.59%	31,628	2003
	12.323670	8.459859	-31.35%	25,837	2002
	15.232000	12.323670	-19.09%	15,229	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.716151	13.111684	11.91%	4,696	2010
	8.285591	11.716151	41.40%	4,818	2009
	11.242436	8.285591	-26.30%	4,884	2008
	11.136228	11.242436	0.95%	6,937	2007
	10.184145	11.136228	9.35%	11,056	2006
	10.099701	10.184145	0.84%	8,498	2005
	9.380947	10.099701	7.66%	8,049	2004
	7.512154	9.380947	24.88%	8,018	2003
	7.371466	7.512154	1.91%	3,687	2002
	8.508002	7.371466	-13.36%	480	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.210790	11.414402	11.79%	5,090	2010
	7.213130	10.210790	41.56%	4,927	2009
	9.776164	7.213130	-26.22%	3,352	2008
	10.000000	9.776164	-2.24%	1,712	2007

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.834084	12.532648	5.90%	5,315	2010
	10.402160	11.834084	13.77%	4,986	2009
	10.942735	10.402160	-4.94%	5,516	2008
	10.677621	10.942735	2.48%	4,149	2007
	10.408697	10.677621	2.58%	2,074	2006
	10.367180	10.408697	0.40%	950	2005
	10.104687	10.367180	2.60%	1,085	2004
	10.000000	10.104687	1.05%	946	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.149056	11.581012	26.58%	6,224	2010
	6.643934	9.149056	37.71%	2,960	2009
	11.167854	6.643934	-40.51%	2,454	2008
	9.833348	11.167854	13.57%	1,947	2007
	10.000000	9.833348	-1.67%	625	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.887863	15.433555	11.13%	483	2010
	11.168216	13.887863	24.35%	483	2009
	20.229789	11.168216	-44.79%	483	2008
	17.551030	20.229789	15.26%	500	2007
	15.129373	17.551030	16.01%	500	2006
	12.929468	15.129373	17.01%	500	2005
	11.583907	12.929468	11.62%	500	2004
	8.224601	11.583907	40.84%	500	2003
	10.498504	8.224601	-21.66%	1,253	2002
	13.560524	10.498504	-22.58%	1,140	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.025736	14.477677	11.15%	6,523	2010
	10.470591	13.025736	24.40%	6,769	2009
	18.970515	10.470591	-44.81%	5,998	2008
	16.455903	18.970515	15.28%	6,257	2007
	14.185006	16.455903	16.01%	6,508	2006
	12.127206	14.185006	16.97%	6,076	2005
	10.864300	12.127206	11.62%	5,525	2004
	7.711109	10.864300	40.89%	4,434	2003
	10.000000	7.711109	-22.89%	2,403	2002*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.496555	14.298263	24.37%	2,474	2010
	7.426726	11.496555	54.80%	2,315	2009
	15.467034	7.426726	-51.98%	2,587	2008
	14.893926	15.467034	3.85%	1,969	2007
	13.032217	14.893926	14.29%	1,723	2006
	12.920158	13.032217	0.87%	2,235	2005
	11.524844	12.920158	12.11%	2,455	2004
	7.426249	11.524844	55.19%	3,358	2003
	10.000000	7.426249	-25.74%	331	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.443102	11.572490	10.81%	1,906	2010
	7.830809	10.443102	33.36%	4,152	2009
	11.319149	7.830809	-30.82%	2,164	2008
	11.093323	11.319149	2.04%	2,037	2007
	10.000000	11.093323	10.93%	894	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.140276	10.265572	26.11%	4,124	2010
	6.408405	8.140276	27.02%	5,028	2009
	9.728001	6.408405	-34.12%	2,780	2008
	10.133296	9.728001	-4.00%	994	2007
	10.000000	10.133296	1.33%	913	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.432430	9.143771	8.44%	6,613	2010
	6.582545	8.432430	28.10%	6,919	2009
	10.000000	6.582545	-34.17%	7,416	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.646862	12.305253	15.58%	1,091	2010
	6.270718	10.646862	69.79%	591	2009
	13.472245	6.270718	-53.45%	2,123	2008
	10.644685	13.472245	26.56%	4,324	2007
	10.000000	10.644685	6.45%	438	2006*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.057145	15.024748	6.88%	0	2010
	10.406862	14.057145	35.08%	0	2009
	17.705569	10.406862	-41.22%	0	2008
	15.549188	17.705569	13.87%	0	2007
	12.990625	15.549188	19.70%	0	2006
	11.955445	12.990625	8.66%	0	2005
	10.226006	11.955445	16.91%	0	2004
	7.844013	10.226006	30.37%	0	2003
	10.000000	7.844013	-21.56%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.728036	10.371969	6.62%	2,308	2010
	7.209489	9.728036	34.93%	2,517	2009
	12.298138	7.209489	-41.38%	4,149	2008
	10.832375	12.298138	13.53%	3,151	2007
	10.000000	10.832375	8.32%	1,087	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.879587	15.613571	12.49%	4,955	2010
	11.890503	13.879587	16.73%	4,601	2009
	11.383455	11.890503	4.45%	2,238	2008
	10.425263	11.383455	9.19%	1,638	2007
	10.000000	10.425263	4.25%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.307723	3.08%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.282380	12.82%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.496719	9.651005	13.59%	0	2010
	7.135224	8.496719	19.08%	0	2009
	12.616207	7.135224	-43.44%	0	2008
	11.453081	12.616207	10.16%	0	2007
	10.954580	11.453081	4.55%	0	2006
	10.233571	10.954580	7.05%	0	2005
	9.758638	10.233571	4.87%	0	2004
	7.660739	9.758638	27.39%	0	2003
	10.297552	7.660739	-25.61%	0	2002
	10.000000	10.297552	2.98%	0	2001*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.630216	9.778555	13.31%	0	2010
	7.268985	8.630216	18.73%	0	2009
	12.882480	7.268985	-43.57%	0	2008
	11.724195	12.882480	9.88%	0	2007
	11.239473	11.724195	4.31%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.695424	12.462184	16.52%	286	2010
	7.658878	10.695424	39.65%	286	2009
	14.729381	7.658878	-48.00%	286	2008
	13.548699	14.729381	8.71%	560	2007
	11.849141	13.548699	14.34%	2,527	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.860299	12.779332	7.75%	0	2010
	9.399440	11.860299	26.18%	0	2009
	13.681114	9.399440	-31.30%	0	2008
	12.867488	13.681114	6.32%	0	2007
	11.210324	12.867488	14.78%	0	2006
	10.822909	11.210324	3.58%	0	2005
	10.098727	10.822909	7.17%	0	2004
	8.252685	10.098727	22.37%	0	2003
	9.940266	8.252685	-16.98%	0	2002
	10.000000	9.940266	-0.60%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.332565	10.700035	3.56%	0	2010
	8.228641	10.332565	25.57%	0	2009
	11.721532	8.228641	-29.80%	0	2008
	10.655970	11.721532	10.00%	0	2007
	10.000000	10.655970	6.56%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.325135	9.621867	15.58%	0	2010
	6.435799	8.325135	29.36%	0	2009
	11.822368	6.435799	-45.56%	0	2008
	12.726802	11.822368	-7.11%	0	2007
	10.000000	12.726802	27.27%	0	2006*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.278322	18.069341	11.00%	0	2010
	12.238290	16.278322	33.01%	0	2009
	20.872212	12.238290	-41.37%	0	2008
	18.500953	20.872212	12.82%	0	2007
	14.668839	18.500953	26.12%	0	2006
	12.646837	14.668839	15.99%	0	2005
	10.369651	12.646837	21.96%	0	2004
	8.169306	10.369651	26.93%	0	2003
	10.000000	8.169306	-18.31%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.949286	22.391287	6.88%	302	2010
	10.000000	20.949286	22.98%	211	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.880893	9.300365	4.72%	33,750	2010
	6.184179	8.880893	43.61%	40,863	2009
	11.291345	6.184179	-45.23%	36,988	2008
	8.403216	11.291345	34.37%	35,178	2007
	7.830007	8.403216	7.32%	28,345	2006
	7.072868	7.830007	10.70%	34,339	2005
	6.096134	7.072868	16.02%	34,965	2004
	5.155250	6.096134	18.25%	29,676	2003
	6.234962	5.155250	-17.32%	16,505	2002
	8.110923	6.234962	-23.13%	12,234	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.049103	14.755881	22.46%	5,301	2010
	7.798632	12.049103	54.50%	5,571	2009
	14.134007	7.798632	-44.82%	6,021	2008
	11.804416	14.134007	19.73%	6,090	2007
	11.119075	11.804416	6.16%	5,845	2006
	10.154813	11.119075	9.50%	5,589	2005
	10.239640	10.154813	-0.83%	4,650	2004
	7.076041	10.239640	44.71%	3,409	2003
	10.000000	7.076041	-29.24%	2,796	2002*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.915887	4.790931	22.35%	2,262	2010
	2.537698	3.915887	54.31%	2,262	2009
	4.605487	2.537698	-44.90%	2,527	2008
	3.848176	4.605487	19.68%	4,478	2007
	3.628519	3.848176	6.05%	1,499	2006
	3.307220	3.628519	9.72%	2,041	2005
	3.343773	3.307220	-1.09%	2,645	2004
	2.321074	3.343773	44.06%	2,810	2003
	3.995569	2.321074	-41.91%	9,437	2002
	6.482069	3.995569	-38.36%	4,880	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.301506	28.653714	22.97%	12,571	2010
	13.230570	23.301506	76.12%	18,109	2009
	28.150556	13.230570	-53.00%	18,078	2008
	22.350667	28.150556	25.95%	18,136	2007
	15.490810	22.350667	44.28%	14,582	2006
	11.930086	15.490810	29.85%	14,693	2005
	10.218272	11.930086	16.75%	13,499	2004
	7.721869	10.218272	32.33%	10,117	2003
	10.000000	7.721869	-22.78%	4,194	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.487751	16.584115	22.96%	7,112	2010
	7.658356	13.487751	76.12%	9,236	2009
	16.301067	7.658356	-53.02%	10,380	2008
	12.948047	16.301067	25.90%	12,088	2007
	8.978130	12.948047	44.22%	7,210	2006
	6.918472	8.978130	29.77%	7,760	2005
	5.926958	6.918472	16.73%	7,935	2004
	4.479412	5.926958	32.32%	8,484	2003
	6.134915	4.479412	-26.98%	9,656	2002
	8.147522	6.134915	-24.70%	11,226	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.563093	14.039775	21.42%	289	2010
	9.279686	11.563093	24.61%	289	2009
	14.126858	9.279686	-34.31%	289	2008
	14.021140	14.126858	0.75%	898	2007
	12.201009	14.021140	14.92%	443	2006
	11.358686	12.201009	7.42%	361	2005
	10.000000	11.358686	13.59%	110	2004*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.038713	13.168233	9.38%	2,006	2010
	9.996365	12.038713	20.43%	2,329	2009
	15.112583	9.996365	-33.85%	2,747	2008
	14.282895	15.112583	5.81%	1,469	2007
	12.050714	14.282895	18.52%	105	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.724430	7.24%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.898494	10.249691	3.55%	3,447	2010
	8.880976	9.898494	11.46%	2,457	2009
	10.430732	8.880976	-14.86%	2,966	2008
	10.123616	10.430732	3.03%	1,397	2007
	9.877916	10.123616	2.49%	729	2006
	9.900293	9.877916	-0.23%	0	2005
	9.988556	9.900293	-0.88%	0	2004
	10.000000	9.988556	-0.11%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.881167	11.624127	17.64%	0	2010
	8.184625	9.881167	20.73%	0	2009
	13.749672	8.184625	-40.47%	0	2008
	13.910027	13.749672	-1.15%	0	2007
	13.437060	13.910027	3.52%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.780466	13.025977	20.83%	324	2010
	8.340289	10.780466	29.26%	0	2009
	14.004101	8.340289	-40.44%	1,020	2008
	13.232854	14.004101	5.83%	2,979	2007
	11.832816	13.232854	11.83%	1,799	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	0	2004*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.444333	7.558008	17.28%	86	2010
	4.909233	6.444333	31.27%	217	2009
	8.144006	4.909233	-39.72%	2,392	2008
	6.927429	8.144006	17.56%	2,198	2007
	6.634147	6.927429	4.42%	1,093	2006
	6.333414	6.634147	4.75%	1,936	2005
	5.953998	6.333414	6.37%	2,378	2004
	4.560642	5.953998	30.55%	2,755	2003
	6.505832	4.560642	-29.90%	2,276	2002
	9.205900	6.505832	-29.33%	4,938	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.425797	13.866343	11.59%	35,123	2010
	10.000000	12.425797	24.26%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.136156	10.065308	10.17%	11,961	2010
	7.527012	9.136156	21.38%	3,202	2009
	10.898553	7.527012	-30.94%	2,748	2008
	10.441173	10.898553	4.38%	628	2007
	10.000000	10.441173	4.41%	93	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.320671	10.758440	4.24%	506	2010
	9.356954	10.320671	10.30%	579	2009
	10.556053	9.356954	-11.36%	0	2008
	10.423276	10.556053	1.27%	0	2007
	10.000000	10.423276	4.23%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.136054	11.095465	9.47%	2,893	2010
	7.278126	10.136054	39.27%	3,041	2009
	12.060105	7.278126	-39.65%	2,486	2008
	10.723164	12.060105	12.47%	1,228	2007
	10.000000	10.723164	7.23%	572	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.447133	9.819331	16.24%	2,596	2010
	6.188730	8.447133	36.49%	2,536	2009
	11.280075	6.188730	-45.14%	1,375	2008
	10.250695	11.280075	10.04%	1,244	2007
	10.000000	10.250695	2.51%	1,054	2006*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.659289	8.359747	9.15%	0	2010
	5.958951	7.659289	28.53%	0	2009
	9.782890	5.958951	-39.09%	0	2008
	10.000000	9.782890	-2.17%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.471327	16.104864	11.29%	2,944	2010
	10.078138	14.471327	43.59%	3,369	2009
	14.230330	10.078138	-29.18%	3,839	2008
	14.030561	14.230330	1.42%	2,867	2007
	12.897677	14.030561	8.78%	7,478	2006
	12.808565	12.897677	0.70%	10,004	2005
	11.829065	12.808565	8.28%	11,517	2004
	9.836609	11.829065	20.26%	11,189	2003
	9.689126	9.836609	1.52%	4,056	2002
	9.453988	9.689126	2.49%	1,820	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.689363	13.009539	11.29%	4,600	2010
	8.136171	11.689363	43.67%	4,749	2009
	11.505618	8.136171	-29.29%	2,963	2008
	11.340421	11.505618	1.46%	4,172	2007
	10.425180	11.340421	8.78%	2,010	2006
	10.000000	10.425180	4.25%	811	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.709797	8.766116	13.70%	12,622	2010
	5.124937	7.709797	50.44%	16,329	2009
	10.000000	5.124937	-48.75%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.904167	9.606980	21.54%	2,704	2010
	6.110003	7.904167	29.36%	2,211	2009
	10.000000	6.110003	-38.90%	2,640	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.058507	9.110982	13.06%	0	2010
	6.342067	8.058507	27.06%	0	2009
	10.000000	6.342067	-36.58%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.310557	10.109875	8.59%	15,045	2010
	7.900737	9.310557	17.84%	14,935	2009
	10.000000	7.900737	-20.99%	15,063	2008*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.768188	9.691973	10.54%	0	2010
	7.180256	8.768188	22.12%	0	2009
	10.000000	7.180256	-28.20%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.057746	10.564529	5.04%	2,768	2010
	9.048338	10.057746	11.16%	2,508	2009
	10.000000	9.048338	-9.52%	2,508	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.039810	9.901666	9.53%	1,129	2010
	7.537235	9.039810	19.94%	1,301	2009
	10.000000	7.537235	-24.63%	1,129	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.487804	9.459031	11.44%	0	2010
	6.818051	8.487804	24.49%	0	2009
	10.000000	6.818051	-31.82%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.582985	10.276328	7.24%	0	2010
	8.279837	9.582985	15.74%	160	2009
	10.000000	8.279837	-17.20%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.522958	11.079660	5.29%	2,267	2010
	9.835494	10.522958	6.99%	1,783	2009
	10.000000	9.835494	-1.65%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.244874	11.956729	6.33%	213	2010
	9.819515	11.244874	14.52%	0	2009
	10.000000	9.819515	-1.80%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.817344	24.928611	14.26%	1,086	2010
	13.583195	21.817344	60.62%	1,093	2009
	32.699975	13.583195	-58.46%	476	2008
	22.840560	32.699975	43.17%	60	2007
	16.985684	22.840560	34.47%	60	2006
	13.020203	16.985684	30.46%	60	2005
	10.964194	13.020203	18.75%	60	2004
	6.745447	10.964194	62.54%	209	2003
	8.090952	6.745447	-16.63%	663	2002
	8.677386	8.090952	-6.76%	404	2001

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.186925	27.645366	14.30%	3,036	2010
	15.042758	24.186925	60.79%	3,206	2009
	36.271891	15.042758	-58.53%	2,721	2008
	25.340854	36.271891	43.14%	4,293	2007
	18.855195	25.340854	34.40%	1,840	2006
	14.451324	18.855195	30.47%	2,789	2005
	12.167999	14.451324	18.76%	1,695	2004
	7.488067	12.167999	62.50%	752	2003
	10.000000	7.488067	-25.12%	227	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.281051	14.717057	3.05%	33,624	2010
	14.140468	14.281051	0.99%	34,301	2009
	13.347313	14.140468	5.94%	36,286	2008
	12.665762	13.347313	5.38%	36,096	2007
	12.461292	12.665762	1.64%	36,135	2006
	12.269348	12.461292	1.56%	43,782	2005
	12.081076	12.269348	1.56%	42,013	2004
	12.042881	12.081076	0.32%	39,369	2003
	11.033039	12.042881	9.15%	36,870	2002
	10.460250	11.033039	5.48%	15,125	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.245196	11.415524	11.42%	0	2010
	8.030285	10.245196	27.58%	0	2009
	15.136694	8.030285	-46.95%	0	2008
	12.105750	15.136694	25.04%	0	2007
	9.256714	12.105750	30.78%	0	2006
	7.227958	9.256714	28.07%	0	2005
	6.435697	7.227958	12.31%	0	2004
	4.824815	6.435697	33.39%	0	2003
	6.464037	4.824815	-25.36%	0	2002
	9.212757	6.464037	-29.84%	0	2001

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.434372	18.308307	11.40%	1,555	2010
	12.886474	16.434372	27.53%	1,534	2009
	24.282764	12.886474	-46.93%	1,079	2008
	19.419965	24.282764	25.04%	749	2007
	14.851148	19.419965	30.76%	1,324	2006
	11.599408	14.851148	28.03%	1,700	2005
	10.313672	11.599408	12.47%	746	2004
	7.748697	10.313672	33.10%	460	2003
	10.000000	7.748697	-22.51%	96	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.257188	8.721870	5.63%	173	2010
	6.528074	8.257188	26.49%	125	2009
	11.663775	6.528074	-44.03%	68	2008
	10.842547	11.663775	7.57%	21	2007
	10.000000	10.842547	8.43%	132	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.788571	13.290291	12.74%	13,276	2010
	9.422814	11.788571	25.11%	11,488	2009
	15.170486	9.422814	-37.89%	10,549	2008
	14.558931	15.170486	4.20%	21,514	2007
	12.665956	14.558931	14.95%	15,050	2006
	11.931477	12.665956	6.16%	17,671	2005
	10.639301	11.931477	12.15%	15,722	2004
	8.203385	10.639301	29.69%	6,923	2003
	10.000000	8.203385	-17.97%	904	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.511714	12.433015	8.00%	0	2010
	10.000000	11.511714	15.12%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.069770	13.298836	10.18%	0	2010
	10.000000	12.069770	20.70%	0	2009*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.784925	12.273494	4.15%	11,087	2010
	10.984715	11.784925	7.28%	11,402	2009
	11.884834	10.984715	-7.57%	12,426	2008
	11.468184	11.884834	3.63%	9,008	2007
	10.983058	11.468184	4.42%	8,835	2006
	10.809357	10.983058	1.61%	3,816	2005
	10.502098	10.809357	2.93%	3,455	2004
	9.895838	10.502098	6.13%	1,858	2003
	10.000000	9.895838	-1.04%	769	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.945785	13.030994	9.08%	50,871	2010
	10.195277	11.945785	17.17%	58,130	2009
	13.497257	10.195277	-24.46%	60,623	2008
	12.989787	13.497257	3.91%	67,496	2007
	11.860570	12.989787	9.52%	72,984	2006
	11.447227	11.860570	3.61%	64,777	2005
	10.625957	11.447227	7.73%	63,575	2004
	8.999570	10.625957	18.07%	39,900	2003
	10.000000	8.999570	-10.00%	12,312	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.008250	13.325997	10.97%	47,811	2010
	9.815472	12.008250	22.34%	51,215	2009
	14.546762	9.815472	-32.52%	62,161	2008
	13.935085	14.546762	4.39%	60,552	2007
	12.369589	13.935085	12.66%	60,543	2006
	11.745826	12.369589	5.31%	58,115	2005
	10.654414	11.745826	10.24%	51,343	2004
	8.553922	10.654414	24.56%	27,742	2003
	10.000000	8.553922	-14.46%	8,547	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.017093	12.825438	6.73%	5,125	2010
	10.665626	12.017093	12.67%	5,389	2009
	12.765018	10.665626	-16.45%	4,047	2008
	12.261864	12.765018	4.10%	6,028	2007
	11.498511	12.261864	6.64%	16,886	2006
	11.188941	11.498511	2.77%	19,561	2005
	10.616601	11.188941	5.39%	19,904	2004
	9.494075	10.616601	11.82%	14,720	2003
	10.000000	9.494075	-5.06%	10,070	2002*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.289110	26.424307	24.12%	10,374	2010
	15.828437	21.289110	34.50%	10,578	2009
	25.331025	15.828437	-37.51%	10,584	2008
	23.947955	25.331025	5.78%	12,241	2007
	22.157413	23.947955	8.08%	14,889	2006
	20.096540	22.157413	10.25%	16,482	2005
	17.655987	20.096540	13.82%	17,614	2004
	13.332102	17.655987	32.43%	13,541	2003
	16.005443	13.332102	-16.70%	9,391	2002
	16.490935	16.005443	-2.94%	3,461	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.398912	11.210847	-1.65%	38,164	2010
	11.585286	11.398912	-1.61%	44,350	2009
	11.542601	11.585286	0.37%	123,563	2008
	11.200509	11.542601	3.05%	34,302	2007
	10.894355	11.200509	2.81%	28,280	2006
	10.788773	10.894355	0.98%	24,678	2005
	10.881482	10.788773	-0.85%	26,783	2004
	10.995248	10.881482	-1.03%	17,615	2003
	11.045897	10.995248	-0.46%	13,841	2002
	10.841575	11.045897	1.88%	14,515	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.063112	15.295503	8.76%	2,456	2010
	11.496194	14.063112	22.33%	2,508	2009
	14.132859	11.496194	-18.66%	3,347	2008
	13.735964	14.132859	2.89%	4,042	2007
	13.321271	13.735964	3.11%	4,058	2006
	13.255163	13.321271	0.50%	3,743	2005
	12.650922	13.255163	4.78%	3,543	2004
	11.473014	12.650922	10.27%	3,720	2003
	10.881227	11.473014	5.44%	1,779	2002
	10.619936	10.881227	2.46%	534	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.428683	15.074438	12.26%	0	2010
	10.000000	13.428683	34.29%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.149676	9.140387	12.16%	13,254	2010
	6.072420	8.149676	34.21%	13,676	2009
	10.000000	6.072420	-39.28%	2,906	2008*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.770986	15.415417	4.36%	1,216	2010
	11.567338	14.770986	27.70%	2,627	2009
	21.916405	11.567338	-47.22%	3,041	2008
	21.651448	21.916405	1.22%	3,326	2007
	17.934223	21.651448	20.73%	2,673	2006
	16.272754	17.934223	10.21%	1,719	2005
	13.758110	16.272754	18.28%	1,247	2004
	10.000000	13.758110	37.58%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.033533	9.126546	13.61%	29,785	2010
	6.294094	8.033533	27.64%	13,933	2009
	10.000000	6.294094	-37.06%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.399117	3.99%	4006	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.867363	8.723860	10.89%	2,138	2010
	6.278351	7.867363	25.31%	2,161	2009
	10.000000	6.278351	-37.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.764221	9.684178	24.73%	56,677	2010
	6.210174	7.764221	25.02%	63,048	2009
	10.000000	6.210174	-37.90%	805	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.575528	10.089948	17.66%	17,965	2010
	6.683090	8.575528	28.32%	21,631	2009
	10.000000	6.683090	-33.17%	1,982	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.899692	13.448046	23.38%	6,914	2010
	8.694850	10.899692	25.36%	7,802	2009
	16.500572	8.694850	-47.31%	6,178	2008
	15.288267	16.500572	7.93%	5,236	2007
	15.061103	15.288267	1.51%	4,071	2006
	14.166800	15.061103	6.31%	5,370	2005
	12.700547	14.166800	11.54%	5,880	2004
	9.617770	12.700547	32.05%	6,918	2003
	14.659211	9.617770	-34.39%	4,208	2002
	16.719097	14.659211	-12.32%	2,369	2001

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.395119	31.621378	24.52%	9,515	2010
	20.458082	25.395119	24.13%	9,865	2009
	30.659723	20.458082	-33.27%	9,236	2008
	33.485668	30.659723	-8.44%	9,684	2007
	29.026186	33.485668	15.36%	10,503	2006
	28.631870	29.026186	1.38%	11,674	2005
	24.818800	28.631870	15.36%	13,461	2004
	16.087835	24.818800	54.27%	15,103	2003
	22.458672	16.087835	-28.37%	8,964	2002
	17.803398	22.458672	26.15%	6,796	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.901665	26.994603	23.25%	6,353	2010
	16.532129	21.901665	32.48%	7,047	2009
	27.195852	16.532129	-39.21%	7,896	2008
	27.077341	27.195852	0.44%	8,744	2007
	24.572263	27.077341	10.19%	7,462	2006
	22.243450	24.572263	10.47%	11,293	2005
	19.001877	22.243450	17.06%	11,806	2004
	13.701015	19.001877	38.69%	9,970	2003
	16.851295	13.701015	-18.69%	5,913	2002
	18.367325	16.851295	-8.25%	2,851	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.363320	11.563297	11.58%	16,578	2010
	8.356437	10.363320	24.02%	17,718	2009
	14.538377	8.356437	-42.52%	18,448	2008
	13.665574	14.538377	6.39%	19,751	2007
	12.227790	13.665574	11.76%	15,975	2006
	11.571236	12.227790	5.67%	16,814	2005
	10.720003	11.571236	7.94%	15,419	2004
	8.547905	10.720003	25.41%	12,844	2003
	10.516473	8.547905	-18.72%	7,424	2002
	12.127493	10.516473	-13.28%	6,049	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.185158	9.199628	28.04%	19,961	2010
	5.583979	7.185158	28.67%	21,814	2009
	10.000000	5.583979	-44.16%	1,657	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.358995	10.434627	0.73%	4,693	2010
	9.833644	10.358995	5.34%	5,330	2009
	10.000000	9.833644	-1.66%	0	2008*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.075896	14.334019	9.62%	1,464	2010
	10.635869	13.075896	22.94%	1,466	2009
	19.430469	10.635869	-45.26%	1,563	2008
	16.478948	19.430469	17.91%	1,563	2007
	13.309808	16.478948	23.81%	1,563	2006
	11.339567	13.309808	17.37%	1,563	2005
	9.968174	11.339567	13.76%	1,563	2004
	7.449129	9.968174	33.82%	1,563	2003
	10.151774	7.449129	-26.62%	2,338	2002
	12.714940	10.151774	-20.16%	1,876	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.754680	19.446007	9.53%	669	2010
	14.442226	17.754680	22.94%	701	2009
	26.377250	14.442226	-45.25%	762	2008
	22.362632	26.377250	17.95%	337	2007
	18.072006	22.362632	23.74%	513	2006
	15.396766	18.072006	17.38%	255	2005
	13.534705	15.396766	13.76%	212	2004
	10.000000	13.534705	35.35%	148	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.915827	13.820663	7.01%	74,925	2010
	10.000000	12.915827	29.16%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.890526	13.482517	4.59%	2,219	2010
	10.000000	12.890526	28.91%	1,986	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.138888	11.544495	13.86%	13,860	2010
	8.019511	10.138888	26.43%	13,721	2009
	12.941561	8.019511	-38.03%	14,147	2008
	13.458229	12.941561	-3.84%	15,618	2007
	11.805622	13.458229	14.00%	13,388	2006
	11.514104	11.805622	2.53%	15,097	2005
	9.963657	11.514104	15.56%	13,373	2004
	7.707824	9.963657	29.27%	9,820	2003
	10.469799	7.707824	-26.38%	4,260	2002
	12.119427	10.469799	-13.61%	484	2001

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.211338	15.293218	7.61%	0	2010
	9.998534	14.211338	42.13%	27,291	2009
	18.660785	9.998534	-46.42%	30,198	2008
	16.623444	18.660785	12.26%	31,648	2007
	15.657105	16.623444	6.17%	32,242	2006
	15.146727	15.657105	3.37%	37,080	2005
	14.401857	15.146727	5.17%	36,379	2004
	11.182836	14.401857	28.79%	28,660	2003
	15.546364	11.182836	-28.07%	19,758	2002
	18.083324	15.546364	-14.03%	11,291	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.305112	20.879264	14.06%	7,697	2010
	13.323276	18.305112	37.39%	8,393	2009
	22.652004	13.323276	-41.18%	7,881	2008
	21.661296	22.652004	4.57%	8,173	2007
	18.713519	21.661296	15.75%	9,061	2006
	16.640631	18.713519	12.46%	9,294	2005
	14.194919	16.640631	17.23%	9,661	2004
	10.000000	14.194919	41.95%	6,238	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.406210	13.009145	14.05%	7,957	2010
	8.297510	11.406210	37.47%	8,227	2009
	14.105944	8.297510	-41.18%	10,425	2008
	13.491361	14.105944	4.56%	10,716	2007
	11.655041	13.491361	15.76%	10,726	2006
	10.366717	11.655041	12.43%	12,856	2005
	8.845490	10.366717	17.20%	13,789	2004
	6.288389	8.845490	40.66%	16,172	2003
	8.211680	6.288389	-23.42%	19,503	2002
	9.493145	8.211680	-13.50%	9,250	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.472500	2.788812	12.79%	0	2010
	1.983372	2.472500	24.66%	1,066	2009
	9.554138	1.983372	-79.24%	0	2008
	10.000000	9.554138	-4.46%	0	2007

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.664526	3.008767	12.92%	0	2010
	2.161890	2.664526	23.25%	0	2009
	10.307058	2.161890	-79.03%	0	2008
	10.491592	10.307058	-1.76%	0	2007
	10.000000	10.491592	4.92%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.584325	13.228552	14.19%	25,083	2010
	9.181622	11.584325	26.17%	27,824	2009
	15.173013	9.181622	-39.49%	31,478	2008
	14.775327	15.173013	2.69%	32,310	2007
	13.060178	14.775327	13.13%	30,703	2006
	12.529835	13.060178	4.23%	33,344	2005
	11.639025	12.529835	7.65%	32,141	2004
	9.338857	11.639025	24.63%	26,860	2003
	11.693870	9.338857	-20.14%	17,298	2002
	13.236091	11.693870	-11.65%	8,328	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.002283	9.712507	21.37%	310	2010
	5.930641	8.002283	34.93%	628	2009
	9.699671	5.930641	-38.86%	1,360	2008
	9.984100	9.699671	-2.85%	1,368	2007
	10.000000	9.984100	-0.16%	1,014	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.085415	13.897125	25.36%	17,715	2010
	8.499807	11.085415	30.42%	22,893	2009
	16.968927	8.499807	-49.91%	23,100	2008
	16.227583	16.968927	4.57%	22,662	2007
	16.025463	16.227583	1.26%	20,222	2006
	14.505376	16.025463	10.48%	22,479	2005
	12.313446	14.505376	17.80%	22,001	2004
	9.968740	12.313446	23.52%	19,338	2003
	14.037370	9.968740	-28.98%	13,680	2002
	20.768575	14.037370	-32.41%	8,761	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.845085	11.665801	7.57%	49	2010
	10.000000	10.845085	8.45%	0	2009*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.924366	11.301282	3.45%	3,396	2010
	10.000000	10.924366	9.24%	2,027	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.710042	12.451008	6.33%	0	2010
	10.060713	11.710042	16.39%	0	2009
	11.002360	10.060713	-8.56%	0	2008
	10.111504	11.002360	8.81%	0	2007
	10.000000	10.111504	1.12%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.797194	13.607196	6.33%	0	2010
	11.411096	12.797194	12.15%	0	2009
	11.076538	11.411096	3.02%	0	2008
	10.357811	11.076538	6.94%	0	2007
	10.000000	10.357811	3.58%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.738231	12.447291	27.82%	0	2010
	6.265097	9.738231	55.44%	0	2009
	11.229482	6.265097	-44.21%	0	2008
	10.982090	11.229482	2.25%	0	2007
	10.000000	10.982090	9.82%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.854663	10.075009	13.78%	0	2010
	7.519611	8.854663	17.75%	0	2009
	12.409439	7.519611	-39.40%	0	2008
	11.589068	12.409439	7.08%	0	2007
	10.000000	11.589068	15.89%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.586876	9.265645	22.13%	0	2010
	5.358453	7.586876	41.59%	0	2009
	9.075650	5.358453	-40.96%	0	2008
	10.303410	9.075650	-11.92%	0	2007
	10.000000	10.303410	3.03%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.140371	11.026495	8.74%	0	2010
	8.207082	10.140371	23.56%	0	2009
	11.462737	8.207082	-28.40%	0	2008
	10.992380	11.462737	4.28%	0	2007
	10.000000	10.992380	9.92%	0	2006*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.110161	10.448646	14.69%	0	2010
	6.964170	9.110161	30.81%	0	2009
	11.500417	6.964170	-39.44%	0	2008
	11.374158	11.500417	1.11%	0	2007
	10.000000	11.374158	13.74%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.402468	14.080244	13.53%	0	2010
	7.299749	12.402468	69.90%	0	2009
	10.600241	7.299749	-31.14%	0	2008
	10.559849	10.600241	0.38%	0	2007
	10.000000	10.559849	5.60%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.833277	12.986415	19.88%	0	2010
	7.063955	10.833277	53.36%	0	2009
	11.695402	7.063955	-39.60%	0	2008
	10.786852	11.695402	8.42%	0	2007
	10.000000	10.786852	7.87%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.707980	12.405887	15.86%	0	2010
	7.564680	10.707980	41.55%	0	2009
	10.752374	7.564680	-29.65%	0	2008
	10.734138	10.752374	0.17%	0	2007
	10.000000	10.734138	7.34%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.404625	9.474425	27.95%	0	2010
	5.568871	7.404625	32.96%	0	2009
	10.729449	5.568871	-48.10%	0	2008
	10.331460	10.729449	3.85%	0	2007
	10.000000	10.331460	3.31%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.087402	9.278238	14.72%	0	2010
	6.169693	8.087402	31.08%	0	2009
	9.968928	6.169693	-38.11%	0	2008
	10.805007	9.968928	-7.74%	0	2007
	10.000000	10.805007	8.05%	0	2006*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.047250	9.959590	10.08%	442	2010
	7.763191	9.047250	16.54%	441	2009
	12.615850	7.763191	-38.46%	686	2008
	13.628605	12.615850	-7.43%	2,351	2007
	11.424937	13.628605	19.29%	2,160	2006
	10.865763	11.424937	5.15%	2,160	2005
	9.761770	10.865763	11.31%	2,160	2004
	8.029005	9.761770	21.58%	250	2003
	10.159601	8.029005	-20.97%	250	2002
	10.000000	10.159601	1.60%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.615813	10.873709	13.08%	8,422	2010
	7.806536	9.615813	23.18%	10,275	2009
	12.849090	7.806536	-39.24%	12,526	2008
	12.801243	12.849090	0.37%	13,808	2007
	11.246768	12.801243	13.82%	14,601	2006
	10.710058	11.246768	5.01%	15,387	2005
	9.730718	10.710058	10.06%	15,706	2004
	7.885104	9.730718	23.41%	0	2003
	10.181590	7.885104	-22.56%	0	2002
	10.000000	10.181590	1.82%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.519755	5.20%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.256771	10.808313	5.38%	364	2010
	9.511461	10.256771	7.84%	749	2009
	10.770119	9.511461	-11.69%	1,811	2008
	10.385438	10.770119	3.70%	1,352	2007
	10.000000	10.385438	3.85%	559	2006*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	33.904538	36.594804	7.93%	1,449	2010
	26.475117	33.904538	28.06%	1,484	2009
	31.661206	26.475117	-16.38%	1,587	2008
	30.221133	31.661206	4.77%	1,572	2007
	27.729876	30.221133	8.98%	1,599	2006
	25.116712	27.729876	10.40%	1,810	2005
	23.203314	25.116712	8.25%	1,894	2004
	18.451021	23.203314	25.76%	2,312	2003
	17.176522	18.451021	7.42%	514	2002
	15.863998	17.176522	8.27%	265	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.613792	13.110918	3.94%	0	2010
	9.677380	12.613792	30.34%	0	2009
	17.769989	9.677380	-45.54%	0	2008
	15.768974	17.769989	12.69%	0	2007
	12.812473	15.768974	23.08%	0	2006
	11.728602	12.812473	9.24%	0	2005
	10.158847	11.728602	15.45%	0	2004
	8.106509	10.158847	25.32%	0	2003
	10.000000	8.106509	-18.93%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.055080	27.518864	24.77%	644	2010
	10.508498	22.055080	109.88%	655	2009
	30.313832	10.508498	-65.33%	629	2008
	22.407306	30.313832	35.29%	334	2007
	16.327165	22.407306	37.24%	181	2006
	12.588829	16.327165	29.70%	181	2005
	10.000000	12.588829	25.89%	108	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.069151	53.728614	24.75%	136	2010
	20.541986	43.069151	109.66%	217	2009
	59.306449	20.541986	-65.36%	295	2008
	43.822423	59.306449	35.33%	686	2007
	31.941114	43.822423	37.20%	316	2006
	24.602994	31.941114	29.83%	349	2005
	19.870857	24.602994	23.81%	365	2004
	13.103231	19.870857	51.65%	325	2003
	13.721459	13.103231	-4.51%	328	2002
	14.210596	13.721459	-3.44%	288	2001

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.700686	33.943206	27.12%	729	2010
	17.224167	26.700686	55.02%	722	2009
	32.491558	17.224167	-46.99%	783	2008
	22.734416	32.491558	42.92%	0	2007
	18.560497	22.734416	22.49%	0	2006
	12.446323	18.560497	49.12%	0	2005
	10.000000	12.446323	24.46%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	40.536170	51.523505	27.11%	0	2010
	26.163298	40.536170	54.94%	0	2009
	49.379822	26.163298	-47.02%	0	2008
	34.544385	49.379822	42.95%	0	2007
	28.212403	34.544385	22.44%	0	2006
	18.911846	28.212403	49.18%	0	2005
	15.478646	18.911846	22.18%	0	2004
	10.869895	15.478646	42.40%	105	2003
	11.374685	10.869895	-4.44%	94	2002
	12.915760	11.374685	-11.93%	6	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.249634	11.325020	10.49%	834	2010
	8.202012	10.249634	24.96%	834	2009
	13.422531	8.202012	-38.89%	834	2008
	12.413523	13.422531	8.13%	834	2007
	11.102283	12.413523	11.81%	834	2006
	10.380113	11.102283	6.96%	821	2005
	9.623995	10.380113	7.86%	518	2004
	7.250000	9.623995	32.74%	235	2003
	9.629285	7.250000	-24.71%	0	2002
	9.760791	9.629285	-1.35%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.055981	16.278538	24.68%	58	2010
	10.000000	13.055981	30.56%	103	2009*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.906134	17.304699	24.44%	2,940	2010
	9.916493	13.906134	40.23%	3,048	2009
	15.701038	9.916493	-36.84%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.938727	12.336573	3.33%	1,666	2010
	11.019566	11.938727	8.34%	2,619	2009
	11.391105	11.019566	-3.26%	3,548	2008
	10.584296	11.391105	7.62%	561	2007
	10.598601	10.584296	-0.13%	342	2006
	10.615502	10.598601	-0.16%	359	2005
	10.206041	10.615502	4.01%	191	2004
	10.000000	10.206041	2.06%	190	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.379453	9.402390	12.21%	935	2010
	7.218139	8.379453	16.09%	1,172	2009
	11.225835	7.218139	-35.70%	2,953	2008
	11.428768	11.225835	-1.78%	2,717	2007
	9.929177	11.428768	15.10%	4,505	2006
	9.653346	9.929177	2.86%	4,745	2005
	8.691036	9.653346	11.07%	3,367	2004
	6.834929	8.691036	27.16%	3,530	2003
	8.623786	6.834929	-20.74%	3,516	2002
	9.573565	8.623786	-9.92%	862	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.683757	11.898375	11.37%	0	2010
	8.125088	10.683757	31.49%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.058556	11.791438	17.23%	1,139	2010
	7.874490	10.058556	27.74%	754	2009
	10.589059	7.874490	-25.64%	6,573	2008
	11.027429	10.589059	-3.98%	0	2007
	10.000000	11.027429	10.27%	0	2006*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.179603	14.694748	11.50%	0	2010
	11.185668	13.179603	17.83%	12,874	2009
	15.540625	11.185668	-28.02%	20,597	2008
	16.667321	15.540625	-6.76%	18,991	2007
	14.289251	16.667321	16.64%	23,677	2006
	13.839011	14.289251	3.25%	21,358	2005
	12.313381	13.839011	12.39%	23,820	2004
	9.713280	12.313381	26.77%	19,037	2003
	11.308628	9.713280	-14.11%	21,467	2002
	10.197744	11.308628	10.89%	2,512	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.039340	12.989971	7.90%	8,325	2010
	10.000000	12.039340	20.39%	8,411	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099384	11.142160	10.33%	0	2010
	10.000000	10.099384	0.99%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.830349	12.185736	12.51%	61	2010
	10.000000	10.830349	8.30%	61	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.897305	14.715765	23.69%	2,222	2010
	9.680413	11.897305	22.90%	2,148	2009
	14.254844	9.680413	-32.09%	2,140	2008
	14.598370	14.254844	-2.35%	1,970	2007
	12.979641	14.598370	12.47%	1,870	2006
	12.312807	12.979641	5.42%	2,520	2005
	10.276639	12.312807	19.81%	2,413	2004
	7.587564	10.276639	35.44%	1,122	2003
	10.000000	7.587564	-24.12%	259	2002*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.004877	7.906074	12.87%	2,219	2010
	5.327622	7.004877	31.48%	3,292	2009
	8.265192	5.327622	-35.54%	3,447	2008
	7.801519	8.265192	5.94%	3,870	2007
	7.267419	7.801519	7.35%	4,313	2006
	7.134773	7.267419	1.86%	4,357	2005
	6.833733	7.134773	4.41%	5,187	2004
	5.517158	6.833733	23.86%	5,400	2003
	7.899217	5.517158	-30.16%	6,948	2002
	10.380157	7.899217	-23.90%	6,672	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.072997	9.113400	12.89%	42,339	2010
	6.500695	8.072997	24.19%	45,497	2009
	10.521014	6.500695	-38.21%	51,849	2008
	10.169522	10.521014	3.46%	44,659	2007
	8.956764	10.169522	13.54%	42,951	2006
	8.702901	8.956764	2.92%	55,134	2005
	8.001922	8.702901	8.76%	56,919	2004
	6.341490	8.001922	26.18%	57,437	2003
	8.309551	6.341490	-23.68%	58,205	2002
	9.626823	8.309551	-13.68%	31,998	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.215280	10.446304	13.36%	7,177	2010
	7.649085	9.215280	20.48%	7,859	2009
	11.045665	7.649085	-30.75%	7,813	2008
	10.489561	11.045665	5.30%	5,062	2007
	9.160955	10.489561	14.50%	4,661	2006
	8.928061	9.160955	2.61%	5,394	2005
	8.646151	8.928061	3.26%	6,202	2004
	7.258882	8.646151	19.11%	5,581	2003
	8.866534	7.258882	-18.13%	3,549	2002
	9.946799	8.866534	-10.86%	1,307	2001

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.747169	15.142476	2.68%	0	2010
	11.454393	14.747169	28.75%	0	2009
	18.591343	11.454393	-38.39%	0	2008
	18.160316	18.591343	2.37%	0	2007
	15.068366	18.160316	20.52%	0	2006
	13.699354	15.068366	9.99%	0	2005
	11.611274	13.699274	17.98%	0	2004
	8.662534	11.611274	34.04%	0	2003
	10.040088	8.662534	-13.72%	0	2002
	10.000000	10.040088	0.40%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.459651	10.906378	28.92%	0	2010
	6.828114	8.459651	23.89%	0	2009
	11.130873	6.828114	-38.66%	0	2008
	12.732697	11.130873	-12.58%	0	2007
	12.481750	12.732697	2.01%	0	2006
	12.000799	12.481750	4.01%	0	2005
	10.964834	12.000799	9.45%	0	2004
	8.470065	10.964834	29.45%	0	2003
	10.654197	8.470065	-20.50%	0	2002
	10.000000	10.654197	6.54%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.430333	15.391419	6.66%	11,463	2010
	12.188974	14.430333	18.39%	11,732	2009
	13.374489	12.188974	-8.86%	12,025	2008
	12.911892	13.374489	3.58%	13,341	2007
	12.610701	12.911892	2.39%	19,368	2006
	12.663894	12.610701	-0.42%	27,352	2005
	12.432845	12.663894	1.86%	28,066	2004
	12.086367	12.432845	2.87%	39,433	2003
	11.248475	12.086367	7.45%	34,905	2002
	10.594913	11.248475	6.17%	11,699	2001

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.063301	11.152294	10.82%	0	2010
	8.245737	10.063301	22.04%	0	2009
	11.196038	8.245737	-26.35%	0	2008
	10.484257	11.196038	6.79%	0	2007
	10.000000	10.484257	4.84%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.523576	10.721144	12.57%	0	2010
	7.523329	9.523576	26.59%	0	2009
	11.374367	7.523329	-33.86%	0	2008
	10.504183	11.374367	8.28%	0	2007
	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.044919	10.313841	14.03%	0	2010
	7.002297	9.044919	29.17%	52	2009
	11.503856	7.002297	-39.13%	28	2008
	10.524279	11.503856	9.31%	16	2007
	10.000000	10.524279	5.24%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	12.423730	14.302108	15.12%	0	2010
	9.316033	12.423730	33.36%	20,789	2009
	16.515303	9.316033	-43.59%	32,477	2008
	14.298951	16.515303	15.50%	23,783	2007
	13.034847	14.298951	9.70%	25,518	2006
	11.347721	13.034847	14.87%	33,915	2005
	10.008646	11.347721	13.38%	31,566	2004
	7.932488	10.008646	26.17%	35,878	2003
	8.909469	7.932488	-10.97%	30,376	2002
	10.343090	8.909469	-13.86%	21,084	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.703507	10.194669	17.13%	6,639	2010
	5.999758	8.703507	45.06%	6,111	2009
	13.386940	5.999758	-55.18%	1,457	2008
	9.351449	13.386940	43.15%	534	2007
	10.000000	9.351449	-6.49%	431	2006*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.312785	10.535840	13.13%	26,627	2010
	7.285831	9.312785	27.82%	19,415	2009
	12.936709	7.285831	-43.68%	31,786	2008
	12.977703	12.936709	-0.32%	24,126	2007
	10.993905	12.977703	18.04%	39,676	2006
	10.574610	10.993905	3.97%	49,084	2005
	9.658120	10.574610	9.49%	49,360	2004
	7.544918	9.658120	28.01%	41,251	2003
	9.247408	7.544918	-18.41%	38,284	2002
	9.912757	9.247408	-6.71%	14,079	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.898522	7.169893	21.55%	0	2010
	4.117850	5.898522	43.24%	5,522	2009
	9.322042	4.117850	-55.83%	4,979	2008
	7.707977	9.322042	20.94%	800	2007
	7.446189	7.707977	3.52%	845	2006
	6.957979	7.446189	7.02%	854	2005
	6.611555	6.957979	5.24%	2,330	2004
	5.187189	6.611555	27.46%	2,280	2003
	6.758171	5.187189	-23.25%	2,292	2002
	8.036133	6.758171	-15.90%	1,995	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.033050	8.576777	21.95%	23,247	2010
	5.583142	7.033050	25.97%	30,493	2009
	10.764399	5.583142	-48.13%	29,337	2008
	8.632044	10.764399	24.70%	33,796	2007
	8.227083	8.632044	4.92%	32,574	2006
	7.919648	8.227083	3.88%	34,508	2005
	7.801994	7.919648	1.51%	31,265	2004
	5.977313	7.801994	30.53%	38,242	2003
	8.711728	5.977313	-31.39%	43,657	2002
	10.773174	8.711728	-19.13%	25,666	2001

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.087208	11.282982	11.85%	7,203	2010
	7.137243	10.087208	41.33%	10,978	2009
	9.689202	7.137243	-26.34%	14,686	2008
	9.602576	9.689202	0.90%	16,411	2007
	8.786070	9.602576	9.29%	8,665	2006
	8.717634	8.786070	0.79%	10,902	2005
	8.101344	8.717634	7.61%	8,030	2004
	6.490761	8.101344	24.81%	20,151	2003
	6.372448	6.490761	1.86%	10,990	2002
	7.358723	6.372448	-13.40%	1,403	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.196940	11.393124	11.73%	2,438	2010
	7.207015	10.196940	41.49%	8,694	2009
	9.772842	7.207015	-26.25%	2,285	2008
	10.000000	9.772842	-2.27%	751	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.794012	12.483852	5.85%	2,035	2010
	10.372212	11.794012	13.71%	4,367	2009
	10.916785	10.372212	-4.99%	2,520	2008
	10.657751	10.916785	2.43%	4,364	2007
	10.394591	10.657751	2.53%	4,506	2006
	10.358379	10.394591	0.35%	86	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.132006	11.553557	26.52%	2,685	2010
	6.634926	9.132006	37.64%	1,130	2009
	11.158385	6.634926	-40.54%	7,926	2008
	9.830032	11.158385	13.51%	0	2007
	10.000000	9.830032	-1.70%	1,195	2006*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.581339	11.753048	11.07%	91	2010
	8.513548	10.581339	24.29%	91	2009
	15.429063	8.513548	-44.82%	91	2008
	13.392845	15.429063	15.20%	4,915	2007
	11.550783	13.392845	15.95%	5,431	2006
	9.876226	11.550783	16.96%	5,669	2005
	8.852908	9.876226	11.56%	5,669	2004
	6.288770	8.852908	40.77%	5,669	2003
	8.031546	6.288770	-21.70%	5,669	2002
	10.379362	8.031546	-22.62%	3,499	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.975013	14.413982	11.09%	416	2010
	10.435125	12.975013	24.34%	149	2009
	18.915891	10.435125	-44.83%	748	2008
	16.416913	18.915891	15.22%	1,796	2007
	14.158574	16.416913	15.95%	1,659	2006
	12.110746	14.158574	16.91%	2,275	2005
	10.855078	12.110746	11.57%	1,282	2004
	7.708483	10.855078	40.82%	904	2003
	10.000000	7.708483	-22.92%	683	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.451772	14.235332	24.31%	533	2010
	7.401564	11.451772	54.72%	1,316	2009
	15.422507	7.401564	-52.01%	250	2008
	14.858647	15.422507	3.79%	220	2007
	13.007946	14.858647	14.23%	177	2006
	12.902636	13.007946	0.82%	197	2005
	11.515065	12.902636	12.05%	751	2004
	7.423709	11.515065	55.11%	395	2003
	10.000000	7.423709	-25.76%	787	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.423613	11.545028	10.76%	5,989	2010
	7.820175	10.423613	33.29%	6,614	2009
	11.309545	7.820175	-30.85%	3,063	2008
	11.089575	11.309545	1.98%	2,317	2007
	10.000000	11.089575	10.90%	1,954	2006*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.125063	10.241189	26.04%	209	2010
	6.399697	8.125063	26.96%	386	2009
	9.719744	6.399697	-34.16%	345	2008
	10.129883	9.719744	-4.05%	350	2007
	10.000000	10.129883	1.30%	456	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.425280	9.131381	8.38%	4,745	2010
	6.580310	8.425280	28.04%	4,920	2009
	10.000000	6.580310	-34.20%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.627001	12.276071	15.52%	0	2010
	6.262201	10.627001	69.70%	170	2009
	13.460804	6.262201	-53.48%	478	2008
	10.641087	13.460804	26.50%	468	2007
	10.000000	10.641087	6.41%	321	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.002395	14.958630	6.83%	0	2010
	10.371611	14.002395	35.01%	0	2009
	17.654595	10.371611	-41.25%	0	2008
	15.512350	17.654595	13.81%	0	2007
	12.966422	15.512350	19.63%	0	2006
	11.939228	12.966422	8.60%	0	2005
	10.217328	11.939228	16.85%	0	2004
	7.841336	10.217328	30.30%	0	2003
	10.000000	7.841336	-21.59%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.709886	10.347358	6.57%	4,160	2010
	7.199705	9.709886	34.87%	4,182	2009
	12.287718	7.199705	-41.41%	505	2008
	10.828723	12.287718	13.47%	837	2007
	10.000000	10.828723	8.29%	762	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.853761	15.576602	12.44%	16,799	2010
	11.874402	13.853761	16.67%	16,687	2009
	11.373802	11.874402	4.40%	10,217	2008
	10.421750	11.373802	9.14%	187	2007
	10.000000	10.421750	4.22%	208	2006*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.306861	3.07%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.281443	12.81%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.461699	9.606343	13.53%	0	2010
	7.109423	8.461699	19.02%	0	2009
	12.576986	7.109423	-43.47%	0	2008
	11.423308	12.576986	10.10%	0	2007
	10.931635	11.423308	4.50%	0	2006
	10.217319	10.931635	6.99%	0	2005
	9.748101	10.217319	4.81%	0	2004
	7.656354	9.748101	27.32%	0	2003
	10.296909	7.656354	-25.64%	0	2002
	10.000000	10.296909	2.97%	0	2001*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.596596	9.735503	13.25%	0	2010
	7.244363	8.596596	18.67%	0	2009
	12.845375	7.244363	-43.60%	0	2008
	11.696400	12.845375	9.82%	0	2007
	11.218519	11.696400	4.26%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.664672	12.420045	16.46%	0	2010
	7.640737	10.664672	39.58%	35	2009
	14.702008	7.640737	-48.03%	18	2008
	13.530439	14.702008	8.66%	10	2007
	11.839172	13.530439	14.29%	139	2006

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.811413	12.720187	7.69%	0	2010
	9.365459	11.811413	26.12%	0	2009
	13.638604	9.365459	-31.33%	0	2008
	12.834065	13.638604	6.27%	0	2007
	11.186877	12.834065	14.72%	0	2006
	10.805742	11.186877	3.53%	0	2005
	10.087820	10.805742	7.12%	0	2004
	8.247966	10.087820	22.31%	0	2003
	9.939642	8.247966	-17.02%	0	2002
	10.000000	9.939642	-0.60%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.313864	10.675244	3.50%	0	2010
	8.217921	10.313864	25.50%	0	2009
	11.712227	8.217921	-29.83%	0	2008
	10.652960	11.712227	9.94%	0	2007
	10.000000	10.652960	6.53%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.310048	9.599554	15.52%	0	2010
	6.427408	8.310048	29.29%	0	2009
	11.812979	6.427408	-45.59%	0	2008
	12.723212	11.812979	-7.15%	0	2007
	10.000000	12.723212	27.23%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.214951	17.989858	10.95%	0	2010
	12.196853	16.214951	32.94%	0	2009
	20.812149	12.196853	-41.40%	0	2008
	18.457158	20.812149	12.76%	0	2007
	14.641528	18.457158	26.06%	0	2006
	12.629688	14.641528	15.93%	0	2005
	10.360852	12.629688	21.90%	0	2004
	8.166527	10.360852	26.87%	0	2003
	10.000000	8.166527	-18.33%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.852791	22.276829	6.83%	1,037	2010
	10.000000	20.852791	22.92%	1,037	2009*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.836160	9.248831	4.67%	23,892	2010
	6.156160	8.836160	43.53%	23,353	2009
	11.245915	6.156160	-45.26%	19,492	2008
	8.373693	11.245915	34.30%	18,165	2007
	7.806451	8.373693	7.27%	16,008	2006
	7.055157	7.806451	10.65%	17,330	2005
	6.083963	7.055157	15.96%	23,324	2004
	5.147573	6.083963	18.19%	37,103	2003
	6.228852	5.147573	-17.36%	36,846	2002
	8.107133	6.228852	-23.17%	30,712	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.002177	14.690952	22.40%	205	2010
	7.772210	12.002177	54.42%	328	2009
	14.093313	7.772210	-44.85%	703	2008
	11.776438	14.093313	19.67%	597	2007
	11.098352	11.776438	6.11%	563	2006
	10.141036	11.098352	9.44%	299	2005
	10.230953	10.141036	-0.88%	100	2004
	7.073630	10.230953	44.64%	48	2003
	10.000000	7.073630	-29.26%	3	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.896141	4.764356	22.28%	1,109	2010
	2.526192	3.896141	54.23%	1,109	2009
	4.586938	2.526192	-44.93%	1,253	2008
	3.834638	4.586938	19.62%	1,434	2007
	3.617587	3.834638	6.00%	803	2006
	3.298923	3.617587	9.66%	803	2005
	3.337081	3.298923	-1.14%	2,581	2004
	2.317610	3.337081	43.99%	2,581	2003
	3.991639	2.317610	-41.94%	3,002	2002
	6.479020	3.991639	-38.39%	4,042	2001

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.210861	28.527753	22.91%	4,116	2010
	13.185794	23.210861	76.03%	5,491	2009
	28.069600	13.185794	-53.02%	3,329	2008
	22.297783	28.069600	25.89%	1,083	2007
	15.461983	22.297783	44.21%	1,807	2006
	11.913909	15.461983	29.78%	847	2005
	10.209599	11.913909	16.69%	790	2004
	7.719236	10.209599	32.26%	444	2003
	10.000000	7.719236	-22.81%	308	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.419831	16.492218	22.89%	1,274	2010
	7.623666	13.419831	76.03%	1,274	2009
	16.235545	7.623666	-53.04%	1,415	2008
	12.902589	16.235545	25.83%	1,405	2007
	8.951137	12.902589	44.14%	147	2006
	6.901163	8.951137	29.70%	387	2005
	5.915144	6.901163	16.67%	2,907	2004
	4.472745	5.915144	32.25%	3,138	2003
	6.128895	4.472745	-27.02%	3,138	2002
	8.143702	6.128895	-24.74%	3,492	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.529869	13.992337	21.36%	0	2010
	9.257720	11.529869	24.54%	1,194	2009
	14.100585	9.257720	-34.35%	1,251	2008
	14.002214	14.100585	0.70%	1,316	2007
	12.190722	14.002214	14.86%	874	2006
	11.354868	12.190722	7.36%	3,268	2005
	10.000000	11.354868	13.55%	280	2004*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.991826	13.110285	9.33%	1,701	2010
	9.962500	11.991826	20.37%	1,592	2009
	15.069070	9.962500	-33.89%	5,667	2008
	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	177	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.720815	7.21%	0	2010*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.864986	10.209806	3.50%	248	2010
	8.855412	9.864986	11.40%	2,447	2009
	10.405989	8.855412	-14.90%	2,723	2008
	10.104772	10.405989	2.98%	3,800	2007
	9.864528	10.104772	2.44%	8,546	2006
	9.891887	9.864528	-0.28%	6,632	2005
	9.985156	9.891887	-0.93%	1,103	2004
	10.000000	9.985156	-0.15%	1,103	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.842719	11.573024	17.58%	0	2010
	8.156925	9.842719	20.67%	0	2009
	13.710117	8.156925	-40.50%	0	2008
	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	18	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.749471	12.981945	20.77%	0	2010
	8.320532	10.749471	29.19%	0	2009
	13.978067	8.320532	-40.47%	3,695	2008
	13.215001	13.978067	5.77%	6,106	2007
	11.822846	13.215001	11.78%	6,329	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.885505	5.726869	17.22%	3,270	2010
	3.723622	4.885505	31.20%	3,739	2009
	6.180327	3.723622	-39.75%	0	2008
	5.259774	6.180327	17.50%	524	2007
	5.039656	5.259774	4.37%	854	2006
	4.813650	5.039656	4.70%	854	2005
	4.527588	4.813650	6.32%	1,153	2004
	3.469794	4.527588	30.49%	1,153	2003
	4.952256	3.469794	-29.94%	1,892	2002
	7.011148	4.952256	-29.37%	980	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.421582	13.854600	11.54%	15,593	2010
	10.000000	12.421582	24.22%	0	2009*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.119112	10.041443	10.11%	1,128	2010
	7.516796	9.119112	21.32%	1,128	2009
	10.889310	7.516796	-30.97%	1,128	2008
	10.437649	10.889310	4.33%	813	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.301441	10.732937	4.19%	834	2010
	9.344260	10.301441	10.24%	445	2009
	10.547109	9.344260	-11.40%	445	2008
	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.117159	11.069150	9.41%	0	2010
	7.268248	10.117159	39.20%	0	2009
	12.049870	7.268248	-39.68%	146	2008
	10.719544	12.049870	12.41%	165	2007
	10.000000	10.719544	7.20%	103	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.431393	9.796069	16.19%	4,747	2010
	6.180334	8.431393	36.42%	5,128	2009
	11.270518	6.180334	-45.16%	364	2008
	10.247234	11.270518	9.99%	335	2007
	10.000000	10.247234	2.47%	107	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.648876	8.344149	9.09%	0	2010
	5.953882	7.648876	28.47%	0	2009
	9.779553	5.953882	-39.12%	0	2008
	10.000000	9.779553	-2.20%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.295414	14.788691	11.23%	2,348	2010
	9.263916	13.295414	43.52%	3,897	2009
	13.087309	9.263916	-29.21%	4,035	2008
	12.910184	13.087309	1.37%	3,284	2007
	11.873788	12.910184	8.73%	9,510	2006
	11.797727	11.873788	0.64%	10,201	2005
	10.901080	11.797727	8.23%	22,698	2004
	9.069535	10.901080	20.19%	11,558	2003
	8.938092	9.069535	1.47%	5,466	2002
	8.725646	8.938092	2.43%	174	2001

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.661664	12.972115	11.24%	739	2010
	8.121026	11.661664	43.60%	857	2009
	11.490054	8.121026	-29.32%	6,320	2008
	11.330863	11.490054	1.40%	6,327	2007
	10.421681	11.330863	8.72%	5,986	2006
	10.000000	10.421681	4.22%	901	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.703242	8.754195	13.64%	5,434	2010
	5.123186	7.703242	50.36%	4,773	2009
	10.000000	5.123186	-48.77%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.897457	9.593953	21.48%	568	2010
	6.107929	7.897457	29.30%	599	2009
	10.000000	6.107929	-38.92%	694	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.051675	9.098629	13.00%	0	2010
	6.339916	8.051675	27.00%	0	2009
	10.000000	6.339916	-36.60%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.302682	10.096181	8.53%	0	2010
	7.898055	9.302682	17.78%	0	2009
	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.760766	9.678850	10.48%	0	2010
	7.177820	8.760766	22.05%	0	2009
	10.000000	7.177820	-28.22%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.049218	10.550197	4.99%	0	2010
	9.045270	10.049218	11.10%	0	2009
	10.000000	9.045270	-9.55%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.032136	9.888232	9.48%	0	2010
	7.534670	9.032136	19.87%	0	2009
	10.000000	7.534670	-24.65%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.480594	9.446193	11.39%	0	2010
	6.815732	8.480594	24.43%	0	2009
	10.000000	6.815732	-31.84%	0	2008*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.574869	10.262408	7.18%	2,088	2010
	8.277026	9.574869	15.68%	0	2009
	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.514058	11.064660	5.24%	1,038	2010
	9.832166	10.514058	6.94%	1,041	2009
	10.000000	9.832166	-1.68%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.235352	11.940533	6.28%	1,019	2010
	9.816183	11.235352	14.46%	1,217	2009
	10.000000	9.816183	-1.84%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.714927	24.798986	14.20%	66	2010
	13.526313	21.714927	60.54%	66	2009
	32.579671	13.526313	-58.48%	66	2008
	22.768148	32.579671	43.09%	0	2007
	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.092836	27.523843	14.24%	2,820	2010
	14.991860	24.092836	60.71%	2,686	2009
	36.167634	14.991860	-58.55%	4,072	2008
	25.280916	36.167634	43.06%	483	2007
	18.820135	25.280916	34.33%	544	2006
	14.431753	18.820135	30.41%	867	2005
	12.157699	14.431753	18.70%	545	2004
	7.485519	12.157699	62.42%	68	2003
	10.000000	7.485519	-25.14%	30	2002*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.637532	15.076750	3.00%	8,370	2010
	14.500804	14.637532	0.94%	11,363	2009
	13.694396	14.500804	5.89%	21,915	2008
	13.001762	13.694396	5.33%	24,824	2007
	12.798374	13.001762	1.59%	27,487	2006
	12.607632	12.798374	1.51%	26,074	2005
	12.420485	12.607632	1.51%	27,101	2004
	12.387519	12.420485	0.27%	41,960	2003
	11.354552	12.387519	9.10%	43,785	2002
	10.770572	11.354552	5.42%	14,360	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.197126	11.356188	11.37%	0	2010
	7.996675	10.197126	27.52%	0	2009
	15.081031	7.996675	-46.98%	0	2008
	12.067387	15.081031	24.97%	0	2007
	9.232054	12.067387	30.71%	0	2006
	7.212356	9.232054	28.00%	0	2005
	6.425076	7.212356	12.25%	0	2004
	4.819298	6.425076	33.32%	0	2003
	6.459936	4.819298	-25.40%	0	2002
	9.211629	6.459936	-29.87%	0	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.370417	18.227803	11.35%	126	2010
	12.842853	16.370417	27.47%	121	2009
	24.212910	12.842853	-46.96%	7,451	2008
	19.373993	24.212910	24.98%	418	2007
	14.823511	19.373993	30.70%	304	2006
	11.583693	14.823511	27.97%	765	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.241771	8.701155	5.57%	0	2010
	6.519215	8.241771	26.42%	103	2009
	11.653883	6.519215	-44.06%	103	2008
	10.838892	11.653883	7.52%	108	2007
	10.000000	10.838892	8.39%	302	2006*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.741097	13.230055	12.68%	1,142	2010
	9.389637	11.741097	25.04%	2,558	2009
	15.124787	9.389637	-37.92%	2,390	2008
	14.522502	15.124787	4.15%	3,222	2007
	12.640673	14.522502	14.89%	2,936	2006
	11.913697	12.640673	6.10%	4,543	2005
	10.628853	11.913697	12.09%	2,117	2004
	8.199498	10.628853	29.63%	2,580	2003
	10.000000	8.199498	-18.01%	139	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.507802	12.422474	7.95%	0	2010
	10.000000	11.507802	15.08%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.065671	13.287558	10.13%	0	2010
	10.000000	12.065671	20.66%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.737507	12.217905	4.09%	155	2010
	10.946084	11.737507	7.23%	397	2009
	11.849056	10.946084	-7.62%	21,278	2008
	11.439502	11.849056	3.58%	16,846	2007
	10.961134	11.439502	4.36%	18,107	2006
	10.793259	10.961134	1.56%	16,568	2005
	10.491789	10.793259	2.87%	16,817	2004
	9.891153	10.491789	6.07%	15,195	2003
	10.000000	9.891153	-1.09%	7,921	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.897721	12.971979	9.03%	37,670	2010
	10.159426	11.897721	17.11%	40,318	2009
	13.456647	10.159426	-24.50%	35,241	2008
	12.957311	13.456647	3.85%	43,338	2007
	11.836907	12.957311	9.47%	38,688	2006
	11.430176	11.836907	3.56%	68,124	2005
	10.615527	11.430176	7.67%	69,574	2004
	8.995312	10.615527	18.01%	53,901	2003
	10.000000	8.995312	-10.05%	26,488	2002*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.959902	13.265593	10.92%	13,634	2010
	9.780927	11.959902	22.28%	16,803	2009
	14.502953	9.780927	-32.56%	13,773	2008
	13.900226	14.502953	4.34%	13,653	2007
	12.344896	13.900226	12.60%	13,534	2006
	11.728326	12.344896	5.26%	26,550	2005
	10.643945	11.728326	10.19%	22,751	2004
	8.549857	10.643945	24.49%	21,718	2003
	10.000000	8.549857	-14.50%	2,609	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.968718	12.767323	6.67%	23,904	2010
	10.628096	11.968718	12.61%	23,827	2009
	12.726582	10.628096	-16.49%	23,810	2008
	12.231204	12.726582	4.05%	3,363	2007
	11.475585	12.231204	6.58%	7,687	2006
	11.172292	11.475585	2.71%	4,724	2005
	10.606188	11.172292	5.34%	3,411	2004
	9.489589	10.606188	11.77%	11,225	2003
	10.000000	9.489589	-5.10%	1,689	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.661606	20.670084	24.06%	2,842	2010
	12.394191	16.661606	34.43%	2,736	2009
	19.845137	12.394191	-37.55%	4,442	2008
	18.771190	19.845137	5.72%	4,768	2007
	17.376513	18.771190	8.03%	7,399	2006
	15.768301	17.376513	10.20%	5,769	2005
	13.860424	15.768301	13.76%	4,944	2004
	10.471383	13.860424	32.36%	6,250	2003
	12.577501	10.471383	-16.75%	4,455	2002
	12.965645	12.577501	-2.99%	3,366	2001

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.137615	10.948291	-1.70%	3,415	2010
	11.325476	11.137615	-1.66%	5,810	2009
	11.289488	11.325476	0.32%	21,927	2008
	10.960502	11.289488	3.00%	15,764	2007
	10.666317	10.960502	2.76%	12,883	2006
	10.568302	10.666317	0.93%	10,377	2005
	10.664538	10.568302	-0.90%	18,596	2004
	10.781517	10.664538	-1.08%	16,022	2003
	10.836691	10.781517	-0.51%	39,489	2002
	10.641677	10.836691	1.83%	5,171	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.551342	14.731399	8.71%	2,510	2010
	11.083470	13.551342	22.27%	2,436	2009
	13.632414	11.083470	-18.70%	3,356	2008
	13.256349	13.632414	2.84%	986	2007
	12.862646	13.256349	3.06%	4,003	2006
	12.805314	12.862646	0.45%	3,941	2005
	12.227805	12.805314	4.72%	3,948	2004
	11.094926	12.227805	10.21%	2,766	2003
	10.527978	11.094926	5.39%	2,610	2002
	10.280419	10.527978	2.41%	294	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.424122	15.061668	12.20%	0	2010
	10.000000	13.424122	34.24%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.142763	9.127989	12.10%	1,955	2010
	6.070359	8.142763	34.14%	1,839	2009
	10.000000	6.070359	-39.30%	735	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.720979	15.355440	4.31%	282	2010
	11.534047	14.720979	27.63%	276	2009
	21.864487	11.534047	-47.25%	569	2008
	21.611209	21.864487	1.17%	1,038	2007
	17.909961	21.611209	20.67%	906	2006
	16.258970	17.909961	10.15%	255	2005
	13.753445	16.258970	18.22%	0	2004
	10.000000	13.753445	37.53%	0	2003*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.026722	9.114191	13.55%	3,737	2010
	6.291956	8.026722	27.57%	441	2009
	10.000000	6.291956	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.395573	3.96%	910	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.860693	8.712042	10.83%	55	2010
	6.276217	7.860693	25.25%	55	2009
	10.000000	6.276217	-37.24%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.757631	9.671044	24.66%	13,441	2010
	6.208058	7.757631	24.96%	16,400	2009
	10.000000	6.208058	-37.92%	212	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.568256	10.076273	17.60%	13,100	2010
	6.680815	8.568256	28.25%	12,906	2009
	10.000000	6.680815	-33.19%	528	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.840720	13.368487	23.32%	2,418	2010
	8.652209	10.840720	25.29%	3,177	2009
	16.428033	8.652209	-47.33%	2,498	2008
	15.228839	16.428033	7.87%	2,113	2007
	15.010175	15.228839	1.46%	3,967	2006
	14.126052	15.010175	6.26%	4,603	2005
	12.670461	14.126052	11.49%	4,012	2004
	9.599855	12.670461	31.99%	4,653	2003
	14.639366	9.599855	-34.42%	4,707	2002
	16.705019	14.639366	-12.37%	1,290	2001

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	18.156682	22.596774	24.45%	6,628	2010
	14.634307	18.156682	24.07%	8,186	2009
	21.943047	14.634307	-33.31%	8,616	2008
	23.977837	21.943047	-8.49%	6,968	2007
	20.795111	23.977837	15.31%	9,237	2006
	20.523009	20.795111	1.33%	9,705	2005
	17.798875	20.523009	15.31%	10,506	2004
	11.543278	17.798875	54.19%	11,576	2003
	16.122666	11.543278	-28.40%	13,529	2002
	12.787277	16.122666	26.08%	2,437	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.948705	22.111198	23.19%	2,568	2010
	13.555192	17.948705	32.41%	2,780	2009
	22.310072	13.555192	-39.24%	2,203	2008
	22.224214	22.310072	0.39%	3,793	2007
	20.178364	22.224214	10.14%	4,468	2006
	18.275241	20.178364	10.41%	7,681	2005
	15.619903	18.275241	17.00%	7,857	2004
	11.268207	15.619903	38.62%	6,212	2003
	13.866158	11.268207	-18.74%	5,763	2002
	15.121378	13.866158	-8.30%	3,317	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.064012	8.993192	11.52%	13,058	2010
	6.505702	8.064012	23.95%	14,305	2009
	11.324266	6.505702	-42.55%	14,601	2008
	10.649866	11.324266	6.33%	13,832	2007
	9.534200	10.649866	11.70%	13,960	2006
	9.026851	9.534200	5.62%	21,580	2005
	8.367042	9.026851	7.89%	22,791	2004
	6.675091	8.367042	25.35%	20,122	2003
	8.216536	6.675091	-18.76%	22,224	2002
	9.480069	8.216536	-13.33%	16,736	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.179054	9.187145	27.97%	6,670	2010
	5.582069	7.179054	28.61%	9,024	2009
	10.000000	5.582069	-44.18%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.350221	10.420487	0.68%	789	2010
	9.830311	10.350221	5.29%	0	2009
	10.000000	9.830311	-1.70%	0	2008*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.866849	10.810719	9.57%	442	2010
	8.029729	9.866849	22.88%	442	2009
	14.676850	8.029729	-45.29%	442	2008
	12.453767	14.676850	17.85%	586	2007
	10.063836	12.453767	23.75%	940	2006
	8.578434	10.063836	17.32%	1,023	2005
	7.544804	8.578434	13.70%	1,292	2004
	5.641033	7.554804	33.75%	1,798	2003
	7.691601	5.641033	-26.66%	1,876	2002
	9.638561	7.691601	-20.20%	468	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.694588	19.370359	9.47%	283	2010
	14.400670	17.694588	22.87%	283	2009
	26.314770	14.400670	-45.28%	283	2008
	22.321059	26.314770	17.89%	283	2007
	18.047559	22.321059	23.68%	253	2006
	15.383743	18.047559	17.32%	0	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.911434	13.808941	6.95%	35,463	2010
	10.000000	12.911434	29.11%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.886142	13.471087	4.54%	900	2010
	10.000000	12.886142	28.86%	523	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.887116	8.975974	13.81%	5,899	2010
	6.241606	7.887116	26.36%	8,802	2009
	10.077576	6.241606	-38.06%	9,439	2008
	10.485261	10.077576	-3.89%	13,086	2007
	9.202382	10.485261	13.94%	15,446	2006
	8.979694	9.202382	2.48%	13,814	2005
	7.774478	8.979694	15.50%	11,212	2004
	6.017346	7.774478	29.20%	10,098	2003
	8.177730	6.017346	-26.42%	12,399	2002
	9.471062	8.177730	-13.66%	2,555	2001

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.790139	10.530094	7.56%	0	2010
	6.891456	9.790139	42.06%	19,537	2009
	12.868455	6.891456	-46.45%	21,656	2008
	11.469371	12.868455	12.20%	16,684	2007
	10.808133	11.469371	6.12%	11,340	2006
	10.461119	10.808133	3.32%	24,904	2005
	9.951728	10.461119	5.12%	28,853	2004
	7.731297	9.951728	28.72%	24,323	2003
	10.753519	7.731297	-28.10%	16,418	2002
	12.514763	10.753519	-14.07%	3,951	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.243138	20.798018	14.00%	5,480	2010
	13.284926	18.243138	37.32%	8,226	2009
	22.598324	13.284926	-41.21%	8,738	2008
	21.621027	22.598324	4.52%	6,403	2007
	18.688207	21.621027	15.69%	5,486	2006
	16.626541	18.688207	12.40%	7,722	2005
	14.190099	16.626541	17.17%	8,313	2004
	10.000000	14.190099	41.90%	4,956	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.350309	12.938807	14.00%	900	2010
	8.261035	11.350309	37.40%	1,127	2009
	14.051084	8.261035	-41.21%	1,271	2008
	13.445762	14.051084	4.50%	2,790	2007
	11.621530	13.445762	15.70%	5,511	2006
	10.342152	11.621530	12.37%	5,511	2005
	8.829014	10.342152	17.14%	5,514	2004
	6.279861	8.829014	40.59%	8,489	2003
	8.204726	6.279861	-23.46%	10,760	2002
	9.489961	8.204726	-13.54%	892	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.469149	2.783619	12.74%	3,308	2010
	1.981687	2.469149	24.60%	0	2009
	9.550890	1.981687	-79.25%	0	2008
	10.000000	9.550890	-4.49%	0	2007

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.659550	3.001625	12.86%	0	2010
	2.158949	2.659550	23.19%	0	2009
	10.298312	2.158949	-79.04%	0	2008
	10.488054	10.298312	-1.81%	0	2007
	10.000000	10.488054	4.88%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.426197	9.617272	14.14%	9,540	2010
	6.681916	8.426197	26.10%	18,389	2009
	11.047780	6.681916	-39.52%	20,675	2008
	10.763720	11.047780	2.64%	26,663	2007
	9.519072	10.763720	13.08%	18,491	2006
	9.137147	9.519072	4.18%	24,796	2005
	8.491851	9.137147	7.60%	23,524	2004
	6.817103	8.491851	24.57%	22,797	2003
	8.540552	6.817103	-20.18%	23,992	2002
	9.671852	8.540552	-11.70%	17,184	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.987353	9.689461	21.31%	1,913	2010
	5.922587	7.987353	34.86%	2,118	2009
	9.691444	5.922587	-38.89%	2,486	2008
	9.980733	9.691444	-2.90%	654	2007
	10.000000	9.980733	-0.19%	795	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.450703	9.335767	25.30%	4,272	2010
	5.715778	7.450703	30.35%	3,572	2009
	11.416738	5.715778	-49.94%	3,714	2008
	10.923544	11.416738	4.51%	6,628	2007
	10.792970	10.923544	1.21%	10,733	2006
	9.774156	10.792970	10.42%	11,988	2005
	8.301377	9.774156	17.74%	13,580	2004
	6.724059	8.301377	23.46%	14,261	2003
	9.473229	6.724059	-29.02%	14,241	2002
	14.023027	9.473229	-32.45%	9,945	2001

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.841398	11.655907	7.51%	783	2010
	10.000000	10.841398	8.41%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.920652	11.291696	3.40%	11,404	2010
	10.000000	10.920652	9.21%	11,322	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.688705	12.422009	6.27%	0	2010
	10.047489	11.688705	16.33%	0	2009
	10.993488	10.047489	-8.61%	0	2008
	10.108517	10.993488	8.75%	0	2007
	10.000000	10.108517	1.09%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.773877	13.575497	6.28%	0	2010
	11.396099	12.773877	12.09%	0	2009
	11.067607	11.396099	2.97%	0	2008
	10.354752	11.067607	6.88%	0	2007
	10.000000	10.354752	3.55%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.720603	12.418440	27.75%	0	2010
	6.256941	9.720603	55.36%	0	2009
	11.220573	6.256941	-44.24%	0	2008
	10.978996	11.220573	2.20%	0	2007
	10.000000	10.978996	9.79%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.838615	10.051641	13.72%	0	2010
	7.509811	8.838615	17.69%	0	2009
	12.399593	7.509811	-39.44%	0	2008
	11.585790	12.399593	7.02%	0	2007
	10.000000	11.585790	15.86%	0	2006*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.573146	9.244179	22.07%	0	2010
	5.351473	7.573146	41.52%	0	2009
	9.068451	5.351473	-40.99%	0	2008
	10.300493	9.068451	-11.96%	0	2007
	10.000000	10.300493	3.00%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.122027	11.000962	8.68%	0	2010
	8.196404	10.122027	23.49%	0	2009
	11.453641	8.196404	-28.44%	0	2008
	10.989268	11.453641	4.23%	0	2007
	10.000000	10.989268	9.89%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.093641	10.424398	14.63%	0	2010
	6.955083	9.093641	30.75%	0	2009
	11.491278	6.955083	-39.48%	0	2008
	11.370941	11.491278	1.06%	0	2007
	10.000000	11.370941	13.71%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.380040	14.047643	13.47%	0	2010
	7.290244	12.380040	69.82%	0	2009
	10.591822	7.290244	-31.17%	0	2008
	10.556864	10.591822	0.33%	0	2007
	10.000000	10.556864	5.57%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.813656	12.956311	19.81%	0	2010
	7.054746	10.813656	53.28%	0	2009
	11.686114	7.054746	-39.63%	0	2008
	10.783799	11.686114	8.37%	0	2007
	10.000000	10.783799	7.84%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.688598	12.377138	15.80%	0	2010
	7.554828	10.688598	41.48%	0	2009
	10.743839	7.554828	-29.68%	0	2008
	10.731108	10.743839	0.12%	0	2007
	10.000000	10.731108	7.31%	0	2006*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.391211	9.452467	27.89%	0	2010
	5.561614	7.391211	32.90%	0	2009
	10.720935	5.561614	-48.12%	0	2008
	10.328539	10.720935	3.80%	0	2007
	10.000000	10.328539	3.29%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.072754	9.256731	14.67%	0	2010
	6.161656	8.072754	31.02%	0	2009
	9.961017	6.161656	-38.14%	0	2008
	10.801955	9.961017	-7.79%	0	2007
	10.000000	10.801955	8.02%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.009946	9.913489	10.03%	0	2010
	7.735105	9.009946	16.48%	0	2009
	12.576621	7.735105	-38.50%	0	2008
	13.593171	12.576621	-7.48%	385	2007
	11.400999	13.593171	19.23%	181	2006
	10.848498	11.400999	5.09%	159	2005
	9.751215	10.848498	11.25%	319	2004
	8.024406	9.751215	21.52%	299	2003
	10.158964	8.024406	-21.01%	206	2002
	10.000000	10.158964	1.59%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.576174	10.823377	13.02%	15,021	2010
	7.778309	9.576174	23.11%	18,641	2009
	12.809161	7.778309	-39.28%	19,658	2008
	12.767988	12.809161	0.32%	29,001	2007
	11.223242	12.767988	13.76%	31,207	2006
	10.693083	11.223242	4.96%	34,756	2005
	9.720235	10.693083	10.01%	38,504	2004
	7.880599	9.720235	23.34%	41,191	2003
	10.180953	7.880599	-22.59%	42,136	2002
	10.000000	10.180953	1.81%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.516214	5.16%	0	2010*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.237665	10.782688	5.32%	0	2010
	9.498565	10.237665	7.78%	0	2009
	10.760988	9.498565	-11.73%	20	2008
	10.381939	10.760988	3.65%	1,454	2007
	10.000000	10.381939	3.82%	1,167	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.116941	28.174937	7.88%	46	2010
	20.404365	26.116941	28.00%	221	2009
	24.413707	20.404365	-16.42%	221	2008
	23.315194	24.413707	4.71%	402	2007
	21.404075	23.315194	8.93%	2,332	2006
	19.396867	21.404075	10.35%	2,354	2005
	17.928317	19.396867	8.19%	2,422	2004
	14.263644	17.928317	25.69%	3,308	2003
	13.285149	14.263644	7.37%	1,358	2002
	12.276257	13.285149	8.22%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.564686	13.053229	3.89%	0	2010
	9.644610	12.564686	30.28%	0	2009
	17.718848	9.644610	-45.57%	0	2008
	15.731638	17.718848	12.63%	0	2007
	12.788621	15.731638	23.01%	0	2006
	11.712706	12.788621	9.19%	0	2005
	10.150241	11.712706	15.39%	0	2004
	8.103758	10.150241	25.25%	0	2003
	10.000000	8.103758	-18.96%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.991657	27.425810	24.71%	239	2010
	10.483599	21.991657	109.77%	2,386	2009
	30.257475	10.483599	-65.35%	218	2008
	22.377079	30.257475	35.22%	218	2007
	16.313414	22.377079	37.17%	218	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.890464	33.528738	24.69%	434	2010
	12.832010	26.890464	109.56%	488	2009
	37.066048	12.832010	-65.38%	593	2008
	27.402650	37.066048	35.26%	593	2007
	19.983261	27.402650	37.13%	246	2006
	15.400121	19.983261	29.76%	246	2005
	12.444385	15.400121	23.75%	246	2004
	8.210254	12.444385	51.57%	192	2003
	8.602001	8.210254	-4.55%	192	2002
	8.913211	8.602001	-3.49%	192	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.623921	33.828442	27.06%	222	2010
	17.183383	26.623921	54.94%	147	2009
	32.431172	17.183383	-47.02%	2,650	2008
	22.703760	32.431172	42.84%	175	2007
	18.544874	22.703760	22.43%	0	2006
	12.442137	18.544874	49.05%	0	2005
	10.000000	12.442137	24.42%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	34.171384	43.411488	27.04%	60	2010
	22.066487	34.171384	54.86%	60	2009
	41.668880	22.066487	-47.04%	60	2008
	29.164988	41.668880	42.87%	657	2007
	23.831127	29.164988	22.38%	902	2006
	15.982999	23.831127	49.10%	960	2005
	13.088136	15.982999	22.12%	1,145	2004
	9.195824	13.088136	42.33%	1,478	2003
	9.627768	9.195824	-4.49%	1,035	2002
	10.937759	9.627768	-11.98%	60	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.195107	11.259038	10.44%	5,542	2010
	8.162523	10.195107	24.90%	12,389	2009
	13.364723	8.162523	-38.92%	12,490	2008
	12.366387	13.364723	8.07%	3,927	2007
	11.065737	12.366387	11.75%	0	2006
	10.351193	11.065737	6.90%	0	2005
	9.602053	10.351193	7.80%	0	2004
	7.237144	9.602053	32.68%	0	2003
	9.617102	7.237144	-24.75%	0	2002
	9.753435	9.617102	-1.40%	0	2001

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.051557	16.264770	24.62%	334	2010
	10.000000	13.051557	30.52%	0	2009*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.851931	17.228495	24.38%	0	2010
	9.882870	13.851931	40.16%	0	2009
	15.655792	9.882870	-36.87%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.898278	12.288522	3.28%	1,019	2010
	10.987820	11.898278	8.29%	157	2009
	11.364069	10.987820	-3.31%	121	2008
	10.564578	11.364069	7.57%	223	2007
	10.584226	10.564578	-0.19%	222	2006
	10.606483	10.584226	-0.21%	220	2005
	10.202557	10.606483	3.96%	219	2004
	10.000000	10.202557	2.03%	218	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.334107	9.346757	12.15%	5,549	2010
	7.182722	8.334107	16.03%	5,712	2009
	11.176437	7.182722	-35.73%	3,494	2008
	11.384294	11.176437	-1.83%	10,204	2007
	9.895561	11.384294	15.04%	14,328	2006
	9.625539	9.895561	2.81%	14,298	2005
	8.670410	9.625539	11.02%	14,405	2004
	6.822181	8.670410	27.09%	12,449	2003
	8.612091	6.822181	-20.78%	4,488	2002
	9.565494	8.612091	-9.97%	3,483	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.625914	11.827942	11.31%	0	2010
	8.085212	10.625914	31.42%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.039771	11.763414	17.17%	0	2010
	7.863789	10.039771	27.67%	0	2009
	10.580065	7.863789	-25.67%	0	2008
	11.023713	10.580065	-4.02%	2,944	2007
	10.000000	11.023713	10.24%	1,597	2006*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.108257	14.607775	11.44%	0	2010
	11.130793	13.108257	17.77%	5,541	2009
	15.472277	11.130793	-28.06%	1,668	2008
	16.602508	15.472277	-6.81%	15,557	2007
	14.240913	16.602508	16.58%	28,193	2006
	13.799188	14.240913	3.20%	26,092	2005
	12.284189	13.799188	12.33%	33,797	2004
	9.695180	12.284189	26.70%	31,456	2003
	11.293308	9.695180	-14.15%	21,384	2002
	10.189139	11.293308	10.84%	3,649	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.035254	12.978965	7.84%	5,385	2010
	10.000000	12.035254	20.35%	1,670	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099102	11.136180	10.27%	0	2010
	10.000000	10.099102	0.99%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.828994	12.178016	12.46%	0	2010
	10.000000	10.828994	8.29%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.850957	14.650990	23.63%	1,139	2010
	9.647621	11.850957	22.84%	747	2009
	14.213808	9.647621	-32.13%	1,140	2008
	14.563792	14.213808	-2.40%	1,182	2007
	12.955471	14.563792	12.41%	1,113	2006
	12.296116	12.955471	5.36%	1,077	2005
	10.267923	12.296116	19.75%	1,712	2004
	7.584974	10.267923	35.37%	1,314	2003
	10.000000	7.584974	-24.15%	704	2002*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.966964	7.859299	12.81%	2,160	2010
	5.301486	6.966964	31.42%	2,820	2009
	8.228838	5.301486	-35.57%	3,134	2008
	7.771180	8.228838	5.89%	3,293	2007
	7.242824	7.771180	7.29%	1,077	2006
	7.114235	7.242824	1.81%	859	2005
	6.817526	7.114235	4.35%	669	2004
	5.506865	6.817526	23.80%	775	2003
	7.888512	5.506865	-30.19%	973	2002
	10.371408	7.888512	-23.94%	609	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.029310	9.059475	12.83%	25,162	2010
	6.468806	8.029310	24.12%	23,728	2009
	10.474745	6.468806	-38.24%	10,396	2008
	10.129984	10.474745	3.40%	25,054	2007
	8.926469	10.129984	13.48%	28,437	2006
	8.677868	8.926469	2.86%	29,658	2005
	7.982961	8.677868	8.70%	64,815	2004
	6.329672	7.982961	26.12%	37,978	2003
	8.298290	6.329672	-23.72%	32,503	2002
	9.618706	8.298290	-13.73%	3,061	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.165378	10.384462	13.30%	1,151	2010
	7.611539	9.165378	20.41%	1,682	2009
	10.997056	7.611539	-30.79%	1,033	2008
	10.448742	10.997056	5.25%	1,970	2007
	9.129937	10.448742	14.44%	3,679	2006
	8.902348	9.129937	2.56%	3,529	2005
	8.625637	8.902348	3.21%	3,759	2004
	7.245341	8.625637	19.05%	3,528	2003
	8.854519	7.245341	-18.17%	2,064	2002
	9.938414	8.854519	-10.91%	2,983	2001

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.686341	15.072360	2.63%	0	2010
	11.412953	14.686341	28.68%	0	2009
	18.533522	11.412953	-38.42%	0	2008
	18.113099	18.533522	2.32%	0	2007
	15.036813	18.113099	20.46%	0	2006
	13.677592	15.036813	9.94%	0	2005
	11.598729	13.677592	17.92%	0	2004
	8.657580	11.598729	33.97%	0	2003
	10.039461	8.657580	-13.76%	0	2002
	10.000000	10.039461	0.39%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.424725	10.855834	28.86%	0	2010
	6.803393	8.424725	23.83%	0	2009
	11.096247	6.803393	-38.69%	0	2008
	12.699592	11.096247	-12.63%	0	2007
	12.455606	12.699592	1.96%	0	2006
	11.981745	12.455606	3.95%	0	2005
	10.952996	11.981745	9.39%	0	2004
	8.465218	10.952996	29.39%	0	2003
	10.653528	8.465218	-20.54%	0	2002
	10.000000	10.653528	6.54%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.352224	15.300326	6.61%	5,829	2010
	12.129179	14.352224	18.33%	6,965	2009
	13.315654	12.129179	-8.91%	5,697	2008
	12.861674	13.315654	3.53%	22,265	2007
	12.568036	12.861674	2.34%	19,261	2006
	12.627451	12.568036	-0.47%	21,700	2005
	12.403369	12.627451	1.81%	28,563	2004
	12.063856	12.403369	2.81%	26,890	2003
	11.233244	12.063856	7.39%	19,254	2002
	10.585977	11.233244	6.11%	3,243	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.044514	11.125829	10.77%	0	2010
	8.234540	10.044514	21.98%	0	2009
	11.186527	8.234540	-26.39%	0	2008
	10.480714	11.186527	6.73%	0	2007
	10.000000	10.480714	4.81%	0	2006*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.505804	10.695700	12.52%	0	2010
	7.513113	9.505804	26.52%	0	2009
	11.364720	7.513113	-33.89%	0	2008
	10.500643	11.364720	8.23%	0	2007
	10.000000	10.500643	5.01%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.028059	10.289386	13.97%	0	2010
	6.992800	9.028059	29.11%	0	2009
	11.494100	6.992800	-39.16%	0	2008
	10.520727	11.494100	9.25%	0	2007
	10.000000	10.520727	5.21%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	12.356516	14.217494	15.06%	0	2010
	9.270338	12.356516	33.29%	12,243	2009
	16.442690	9.270338	-43.62%	13,120	2008
	14.243362	16.442690	15.44%	31,375	2007
	12.990759	14.243362	9.64%	38,384	2006
	11.315079	12.990759	14.81%	30,788	2005
	9.984934	11.315079	13.32%	29,661	2004
	7.917710	9.984934	26.11%	29,827	2003
	8.897411	7.917710	-11.01%	9,287	2002
	10.334368	8.897411	-13.90%	575	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.687244	10.170447	17.07%	2,758	2010
	5.991605	8.687244	44.99%	2,520	2009
	13.375568	5.991605	-55.20%	212	2008
	9.348281	13.375568	43.08%	3,954	2007
	10.000000	9.348281	-6.52%	4,022	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.262405	10.473510	13.08%	13,789	2010
	7.250103	9.262405	27.76%	14,993	2009
	12.879844	7.250103	-43.71%	8,267	2008
	12.927267	12.879844	-0.37%	54,062	2007
	10.956738	12.927267	17.98%	72,310	2006
	10.544204	10.956738	3.91%	65,921	2005
	9.635243	10.544204	9.43%	66,534	2004
	7.530864	9.635243	27.94%	27,749	2003
	9.234883	7.530864	-18.45%	11,115	2002
	9.904395	9.234883	-6.76%	2,518	2001

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.866617	7.127482	21.49%	0	2010
	4.097654	5.866617	43.17%	0	2009
	9.281055	4.097654	-55.85%	85	2008
	7.678015	9.281055	20.88%	141	2007
	7.421012	7.678015	3.46%	0	2006
	6.937965	7.421012	6.96%	0	2005
	6.595891	6.937965	5.19%	0	2004
	5.177522	6.595891	27.39%	0	2003
	6.749005	5.177522	-23.28%	0	2002
	8.029346	6.749005	-15.95%	108	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.994978	8.526012	21.89%	12,788	2010
	5.555748	6.994978	25.91%	12,467	2009
	10.717047	5.555748	-48.16%	6,479	2008
	8.598464	10.717047	24.64%	8,547	2007
	8.199242	8.598464	4.87%	10,996	2006
	7.896862	8.199242	3.83%	8,551	2005
	7.783505	7.896862	1.46%	8,437	2004
	5.966173	7.783505	30.46%	8,452	2003
	8.699922	5.966173	-31.42%	8,533	2002
	10.764092	8.699922	-19.18%	2,367	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.032625	11.216214	11.80%	4,971	2010
	7.102221	10.032625	41.26%	5,320	2009
	9.646583	7.102221	-26.38%	1,175	2008
	9.565232	9.646583	0.85%	9,558	2007
	8.756341	9.565232	9.24%	18,274	2006
	8.692546	8.756341	0.73%	21,122	2005
	8.082144	8.692546	7.55%	22,726	2004
	6.478666	8.082144	24.75%	19,596	2003
	6.363800	6.478666	1.80%	3,668	2002
	7.352510	6.363800	-13.45%	1,613	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.183117	11.371889	11.67%	991	2010
	7.200894	10.183117	41.41%	277	2009
	9.769508	7.200894	-26.29%	250	2008
	10.000000	9.769508	-2.30%	10,694	2007

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.754079	12.435257	5.80%	8,829	2010
	10.342347	11.754079	13.65%	6,504	2009
	10.890884	10.342347	-5.04%	1,167	2008
	10.637906	10.890884	2.38%	3,989	2007
	10.380507	10.637906	2.48%	0	2006
	10.349600	10.380507	0.30%	0	2005
	10.097816	10.349600	2.49%	0	2004
	10.000000	10.097816	0.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.114962	11.526142	26.45%	2,776	2010
	6.625909	9.114962	37.57%	1,678	2009
	11.148913	6.625909	-40.57%	1,229	2008
	9.826712	11.148913	13.46%	373	2007
	10.000000	9.826712	-1.73%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.524057	11.683484	11.02%	0	2010
	8.471764	10.524057	24.23%	0	2009
	15.361166	8.471764	-44.85%	0	2008
	13.340733	15.361166	15.14%	0	2007
	11.511681	13.340733	15.89%	0	2006
	9.847782	11.511681	16.90%	0	2005
	8.831911	9.847782	11.50%	0	2004
	6.277043	8.831911	40.70%	0	2003
	8.020658	6.277043	-21.74%	0	2002
	10.370604	8.020658	-22.66%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.924493	14.350569	11.03%	1,285	2010
	10.399791	12.924493	24.28%	851	2009
	18.861459	10.399791	-44.86%	0	2008
	16.378046	18.861459	15.16%	0	2007
	14.132218	16.378046	15.89%	2,881	2006
	12.094330	14.132218	16.85%	0	2005
	10.845870	12.094330	11.51%	0	2004
	7.705852	10.845870	40.75%	0	2003
	10.000000	7.705852	-22.94%	0	2002*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.407165	14.172684	24.24%	553	2010
	7.376482	11.407165	54.64%	553	2009
	15.378089	7.376482	-52.03%	136	2008
	14.823438	15.378089	3.74%	505	2007
	12.983709	14.823438	14.17%	6,642	2006
	12.885137	12.983709	0.77%	445	2005
	11.505305	12.885137	11.99%	368	2004
	7.421189	11.505305	55.03%	487	2003
	10.000000	7.421189	-25.79%	2,572	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.404178	11.517649	10.70%	1,784	2010
	7.809563	10.404178	33.22%	1,476	2009
	11.299943	7.809563	-30.89%	269	2008
	11.085844	11.299943	1.93%	1,103	2007
	10.000000	11.085844	10.86%	1,103	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.109914	10.216906	25.98%	812	2010
	6.391007	8.109914	26.90%	1,344	2009
	9.711503	6.391007	-34.19%	0	2008
	10.126467	9.711503	-4.10%	0	2007
	10.000000	10.126467	1.26%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.418116	9.118982	8.33%	0	2010
	6.578070	8.418116	27.97%	0	2009
	10.000000	6.578070	-34.22%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.607169	12.246934	15.46%	569	2010
	6.253697	10.607169	69.61%	829	2009
	13.449382	6.253697	-53.50%	0	2008
	10.637496	13.449382	26.43%	0	2007
	10.000000	10.637496	6.37%	0	2006*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.947897	14.892842	6.77%	0	2010
	10.336497	13.947897	34.94%	0	2009
	17.603805	10.336497	-41.28%	0	2008
	15.475630	17.603805	13.75%	0	2007
	12.942287	15.475630	19.57%	0	2006
	11.923036	12.942287	8.55%	0	2005
	10.208657	11.923036	16.79%	0	2004
	7.838667	10.208657	30.23%	0	2003
	10.000000	7.838667	-21.61%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.691749	10.322782	6.51%	0	2010
	7.189916	9.691749	34.80%	0	2009
	12.277282	7.189916	-41.44%	824	2008
	10.825066	12.277282	13.42%	306	2007
	10.000000	10.825066	8.25%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.827897	15.539614	12.38%	848	2010
	11.858278	13.827897	16.61%	909	2009
	11.364157	11.858278	4.35%	0	2008
	10.418235	11.364157	9.08%	0	2007
	10.000000	10.418235	4.18%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.306003	3.06%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.280501	12.81%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.426763	9.561811	13.47%	0	2010
	7.083681	8.426763	18.96%	0	2009
	12.537840	7.083681	-43.50%	0	2008
	11.393588	12.537840	10.04%	0	2007
	10.908732	11.393588	4.44%	0	2006
	10.201088	10.908732	6.94%	0	2005
	9.737564	10.201088	4.76%	0	2004
	7.651978	9.737564	27.26%	0	2003
	10.296263	7.651978	-25.68%	0	2002
	10.000000	10.296263	2.96%	0	2001*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.563124	9.692673	13.19%	0	2010
	7.219820	8.563124	18.61%	0	2009
	12.808389	7.219820	-43.63%	0	2008
	11.668696	12.808389	9.77%	0	2007
	11.197624	11.668696	4.21%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.633981	12.378008	16.40%	0	2010
	7.622629	10.633981	39.51%	0	2009
	14.674642	7.622629	-48.06%	0	2008
	13.512160	14.674642	8.60%	0	2007
	11.829178	13.512160	14.23%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.762668	12.661263	7.64%	0	2010
	9.331553	11.762668	26.05%	0	2009
	13.596166	9.331553	-31.37%	0	2008
	12.800671	13.596166	6.21%	0	2007
	11.163427	12.800671	14.67%	0	2006
	10.788568	11.163427	3.47%	0	2005
	10.076920	10.788568	7.06%	0	2004
	8.243243	10.076920	22.24%	0	2003
	9.939018	8.243243	-17.06%	0	2002
	10.000000	9.939018	-0.61%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.295176	10.650490	3.45%	0	2010
	8.207208	10.295176	25.44%	0	2009
	11.702927	8.207208	-29.87%	0	2008
	10.649941	11.702927	9.89%	0	2007
	10.000000	10.649941	6.50%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.294994	9.577305	15.46%	0	2010
	6.419024	8.294994	29.23%	0	2009
	11.803606	6.419024	-45.62%	0	2008
	12.719624	11.803606	-7.20%	0	2007
	10.000000	12.719624	27.20%	0	2006*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.151812	17.910696	10.89%	0	2010
	12.155541	16.151812	32.88%	0	2009
	20.752252	12.155541	-41.43%	0	2008
	18.413449	20.752252	12.70%	0	2007
	14.614266	18.413449	26.00%	0	2006
	12.612558	14.614266	15.87%	0	2005
	10.352056	12.612558	21.84%	0	2004
	8.163744	10.352056	26.81%	0	2003
	10.000000	8.163744	-18.36%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.756661	22.162871	6.77%	700	2010
	10.000000	20.756661	22.86%	700	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.791629	9.197534	4.62%	3,021	2010
	6.128249	8.791629	43.46%	3,046	2009
	11.200658	6.128249	-45.29%	4,673	2008
	8.344255	11.200658	34.23%	9,062	2007
	7.782962	8.344255	7.21%	14,242	2006
	7.037497	7.782962	10.59%	10,505	2005
	6.071817	7.037497	15.90%	10,327	2004
	5.139904	6.071817	18.13%	10,464	2003
	6.222739	5.139904	-17.40%	8,486	2002
	8.103330	6.222739	-23.21%	3,563	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.955396	14.626244	22.34%	527	2010
	7.745860	11.955396	54.35%	1,099	2009
	14.052708	7.745860	-44.88%	640	2008
	11.748520	14.052708	19.61%	578	2007
	11.077674	11.748520	6.06%	2,474	2006
	10.127278	11.077674	9.38%	614	2005
	10.222274	10.127278	-0.93%	637	2004
	7.071217	10.222274	44.56%	803	2003
	10.000000	7.071217	-29.29%	252	2002*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.876473	4.737899	22.22%	307	2010
	2.514722	3.876473	54.15%	592	2009
	4.568463	2.514722	-44.95%	737	2008
	3.821146	4.568463	19.56%	1,188	2007
	3.606695	3.821146	5.95%	465	2006
	3.290663	3.606695	9.60%	473	2005
	3.330422	3.290663	-1.19%	473	2004
	2.314154	3.330422	43.92%	473	2003
	3.987735	2.314154	-41.97%	473	2002
	6.475985	3.987735	-38.42%	473	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.120428	28.402184	22.84%	1,550	2010
	13.141108	23.120428	75.94%	1,534	2009
	27.988777	13.141108	-53.05%	946	2008
	22.244956	27.988777	25.82%	1,476	2007
	15.433172	22.244956	44.14%	1,324	2006
	11.897749	15.433172	29.72%	1,324	2005
	10.200936	11.897749	16.63%	1,201	2004
	7.716615	10.200936	32.19%	1,630	2003
	10.000000	7.716615	-22.83%	1,077	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.352217	16.400788	22.83%	338	2010
	7.589110	13.352217	75.94%	608	2009
	16.170208	7.589110	-53.07%	738	2008
	12.857245	16.170208	25.77%	799	2007
	8.924201	12.857245	44.07%	280	2006
	6.883881	8.924201	29.64%	280	2005
	5.903326	6.883881	16.61%	661	2004
	4.466078	5.903326	32.18%	661	2003
	6.122880	4.466078	-27.06%	661	2002
	8.139885	6.122880	-24.78%	1,056	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.496687	13.944976	21.30%	86	2010
	9.235770	11.496687	24.48%	1,508	2009
	14.074347	9.235770	-34.38%	1,563	2008
	13.983325	14.074347	0.65%	86	2007
	12.180456	13.983325	14.80%	515	2006
	11.351056	12.180456	7.31%	1,646	2005
	10.000000	11.351056	13.51%	1,746	2004*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.945131	13.052601	9.27%	226	2010
	9.928761	11.945131	20.31%	747	2009
	15.025703	9.928761	-33.92%	0	2008
	14.215319	15.025703	5.70%	0	2007
	12.005873	14.215319	18.40%	0	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.717202	7.17%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.831558	10.170023	3.44%	0	2010
	8.829886	9.831558	11.34%	3,070	2009
	10.381283	8.829886	-14.94%	4,103	2008
	10.085950	10.381283	2.93%	4,040	2007
	9.851160	10.085950	2.38%	2,442	2006
	9.883486	9.851160	-0.33%	2,577	2005
	9.981747	9.883486	-0.98%	0	2004
	10.000000	9.981747	-0.18%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.804385	11.522095	17.52%	0	2010
	8.129291	9.804385	20.61%	0	2009
	13.670639	8.129291	-40.53%	0	2008
	13.844223	13.670639	-1.25%	0	2007
	13.387078	13.844223	3.41%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.718556	12.938030	20.71%	1,964	2010
	8.300816	10.718556	29.13%	1,789	2009
	13.952052	8.300816	-40.50%	0	2008
	13.197166	13.952052	5.72%	988	2007
	11.812879	13.197166	11.72%	0	2006
	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.859066	5.693000	17.16%	1,594	2010
	3.705355	4.859066	31.14%	1,594	2009
	6.153148	3.705355	-39.78%	111	2008
	5.239327	6.153148	17.44%	0	2007
	5.022615	5.239327	4.31%	0	2006
	4.799798	5.022615	4.64%	0	2005
	4.516845	4.799798	6.26%	0	2004
	3.463330	4.516845	30.42%	359	2003
	4.945547	3.463330	-29.97%	2,720	2002
	7.005239	4.945547	-29.40%	2,885	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.417364	13.842853	11.48%	3,154	2010
	10.000000	12.417364	24.17%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.102112	10.017612	10.06%	697	2010
	7.506594	9.102112	21.25%	12,808	2009
	10.880072	7.506594	-31.01%	12,808	2008
	10.434128	10.880072	4.27%	13,439	2007
	10.000000	10.434128	4.34%	964	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.282254	10.707494	4.14%	1,063	2010
	9.331593	10.282254	10.19%	2,171	2009
	10.538162	9.331593	-11.45%	519	2008
	10.416259	10.538162	1.17%	2,195	2007
	10.000000	10.416259	4.16%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.098290	11.042898	9.35%	2,589	2010
	7.258389	10.098290	39.13%	1,374	2009
	12.039659	7.258389	-39.71%	1,066	2008
	10.715931	12.039659	12.35%	440	2007
	10.000000	10.715931	7.16%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.415640	9.772798	16.13%	4,161	2010
	6.171929	8.415640	36.35%	4,232	2009
	11.260943	6.171929	-45.19%	711	2008
	10.243775	11.260943	9.93%	1,489	2007
	10.000000	10.243775	2.44%	0	2006*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.638486	8.328583	9.03%	0	2010
	5.948820	7.638486	28.40%	1,645	2009
	9.776234	5.948820	-39.15%	0	2008
	10.000000	9.776234	-2.24%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.223456	14.701168	11.17%	2,376	2010
	9.218454	13.223456	43.45%	2,376	2009
	13.029721	9.218454	-29.25%	3,436	2008
	12.859947	13.029721	1.32%	4,825	2007
	11.833579	12.859947	8.67%	6,973	2006
	11.763752	11.833579	0.59%	7,860	2005
	10.875215	11.763752	8.17%	8,994	2004
	9.052629	10.875215	20.13%	7,588	2003
	8.925976	9.052629	1.42%	4,172	2002
	8.718281	8.925976	2.38%	4,324	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.634011	12.934760	11.18%	4,285	2010
	8.105879	11.634011	43.53%	1,989	2009
	11.474465	8.105879	-29.36%	386	2008
	11.321282	11.474465	1.35%	540	2007
	10.418162	11.321282	8.67%	1,331	2006
	10.000000	10.418162	4.18%	438	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.696717	8.742345	13.59%	6,220	2010
	5.121447	7.696717	50.28%	3,469	2009
	10.000000	5.121447	-48.79%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.890737	9.580926	21.42%	319	2010
	6.105844	7.890737	29.23%	1,306	2009
	10.000000	6.105844	-38.94%	1,491	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.044836	9.086283	12.95%	0	2010
	6.337755	8.044836	26.94%	0	2009
	10.000000	6.337755	-36.62%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.294787	10.082476	8.47%	2,700	2010
	7.895368	9.294787	17.72%	2,700	2009
	10.000000	7.895368	-21.05%	0	2008*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.753321	9.665696	10.42%	0	2010
	7.175372	8.753321	21.99%	0	2009
	10.000000	7.175372	-28.25%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.040691	10.535889	4.93%	0	2010
	9.042194	10.040691	11.04%	0	2009
	10.000000	9.042194	-9.58%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.024479	9.874824	9.42%	0	2010
	7.532112	9.024479	19.81%	0	2009
	10.000000	7.532112	-24.68%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.473381	9.433360	11.33%	0	2010
	6.813408	8.473381	24.36%	0	2009
	10.000000	6.813408	-31.87%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.566746	10.248492	7.13%	979	2010
	8.274211	9.566746	15.62%	979	2009
	10.000000	8.274211	-17.26%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.505141	11.049660	5.18%	0	2010
	9.828834	10.505141	6.88%	939	2009
	10.000000	9.828834	-1.71%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.225826	11.924351	6.22%	3,846	2010
	9.812853	11.225826	14.40%	0	2009
	10.000000	9.812853	-1.87%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.612988	24.670048	14.14%	0	2010
	13.469657	21.612988	60.46%	0	2009
	32.459799	13.469657	-58.50%	0	2008
	22.695973	32.459799	43.02%	0	2007
	16.895288	22.695973	34.33%	0	2006
	12.964022	16.895288	30.32%	0	2005
	10.927986	12.964022	18.63%	0	2004
	6.729993	10.927986	62.38%	0	2003
	8.080662	6.729993	-16.71%	0	2002
	8.675258	8.080662	-6.85%	0	2001

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.998998	27.402727	14.18%	2,402	2010
	14.941067	23.998998	60.62%	1,655	2009
	36.063538	14.941067	-58.57%	522	2008
	25.221040	36.063538	42.99%	2,443	2007
	18.785091	25.221040	34.26%	3,250	2006
	14.412181	18.785091	30.34%	1,995	2005
	12.147387	14.412181	18.64%	569	2004
	7.482965	12.147387	62.33%	760	2003
	10.000000	7.482965	-25.17%	596	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.558360	14.987582	2.95%	7,939	2010
	14.429707	14.558360	0.89%	10,552	2009
	13.634178	14.429707	5.83%	9,278	2008
	12.951217	13.634178	5.27%	25,052	2007
	12.755077	12.951217	1.54%	20,928	2006
	12.571358	12.755077	1.46%	23,198	2005
	12.391049	12.571358	1.46%	33,982	2004
	12.364450	12.391049	0.22%	38,325	2003
	11.339175	12.364450	9.04%	38,507	2002
	10.761486	11.339175	5.37%	6,991	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.149248	11.297133	11.31%	0	2010
	7.963186	10.149248	27.45%	0	2009
	15.025539	7.963186	-47.00%	0	2008
	12.029127	15.025539	24.91%	0	2007
	9.207449	12.029127	30.65%	0	2006
	7.196780	9.207449	27.94%	0	2005
	6.414454	7.196780	12.20%	0	2004
	4.813780	6.414454	33.25%	0	2003
	6.455831	4.813780	-25.44%	0	2002
	9.210500	6.455831	-29.91%	0	2001

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.306621	18.147551	11.29%	1,037	2010
	12.799315	16.306621	27.40%	1,088	2009
	24.143154	12.799315	-46.99%	13	2008
	19.328046	24.143154	24.91%	89	2007
	14.795862	19.328046	30.63%	111	2006
	11.567943	14.795862	27.90%	0	2005
	10.296163	11.567943	12.35%	0	2004
	7.743411	10.296163	32.97%	0	2003
	10.000000	7.743411	-22.57%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.226406	8.680525	5.52%	0	2010
	6.510364	8.226406	26.36%	0	2009
	11.644002	6.510364	-44.09%	0	2008
	10.835236	11.644002	7.46%	0	2007
	10.000000	10.835236	8.35%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.558347	13.017499	12.62%	7,781	2010
	9.248197	11.558347	24.98%	569	2009
	14.904562	9.248197	-37.95%	1,138	2008
	14.318370	14.904562	4.09%	1,784	2007
	12.469319	14.318370	14.83%	1,766	2006
	11.758161	12.469319	6.05%	1,771	2005
	10.495425	11.758161	12.03%	2,612	2004
	8.100685	10.495425	29.56%	2,556	2003
	10.000000	8.100685	-18.99%	695	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.503903	12.411964	7.89%	0	2010
	10.000000	11.503903	15.04%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.061576	13.276309	10.07%	0	2010
	10.000000	12.061576	20.62%	0	2009*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.710202	12.183286	4.04%	3,987	2010
	10.926170	11.710202	7.18%	5,425	2009
	11.833511	10.926170	-7.67%	2,279	2008
	11.430348	11.833511	3.53%	2,332	2007
	10.957934	11.430348	4.31%	2,382	2006
	10.795581	10.957934	1.50%	13,856	2005
	10.499391	10.795581	2.82%	12,860	2004
	9.903364	10.499391	6.02%	22,502	2003
	10.000000	9.903364	-0.97%	390	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.787050	12.844780	8.97%	79,728	2010
	10.070044	11.787050	17.05%	72,691	2009
	13.345056	10.070044	-24.54%	76,916	2008
	12.856442	13.345056	3.80%	80,929	2007
	11.750727	12.856442	9.41%	82,280	2006
	11.352722	11.750727	3.51%	87,150	2005
	10.548952	11.352722	7.62%	87,854	2004
	8.943444	10.548952	17.95%	87,401	2003
	10.000000	8.943444	-10.57%	9,877	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.822636	13.106674	10.86%	14,990	2010
	9.673596	11.822636	22.22%	6,092	2009
	14.351116	9.673596	-32.59%	0	2008
	13.761730	14.351116	4.28%	24,949	2007
	12.228101	13.761730	12.54%	34,653	2006
	11.623257	12.228101	5.20%	43,639	2005
	10.553956	11.623257	10.13%	25,917	2004
	8.481877	10.553956	24.43%	26,298	2003
	10.000000	8.481877	-15.18%	29,208	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.906084	12.694057	6.62%	22,814	2010
	10.577860	11.906084	12.56%	22,764	2009
	12.672875	10.577860	-16.53%	24,175	2008
	12.185802	12.672875	4.00%	24,360	2007
	11.438776	12.185802	6.53%	25,160	2006
	11.142118	11.438776	2.66%	25,752	2005
	10.582927	11.142118	5.28%	31,628	2004
	9.473594	10.582927	11.71%	21,405	2003
	10.000000	9.473594	-5.26%	5,272	2002*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.571411	20.547749	24.00%	4,687	2010
	12.333374	16.571411	34.36%	5,395	2009
	19.757849	12.333374	-37.58%	1,839	2008
	18.698187	19.757849	5.67%	2,486	2007
	17.317725	18.698187	7.97%	5,346	2006
	15.722921	17.317725	10.14%	5,385	2005
	13.827559	15.722921	13.71%	6,333	2004
	10.451848	13.827559	32.30%	7,452	2003
	12.560435	10.451848	-16.79%	3,239	2002
	12.954698	12.560435	-3.04%	511	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.077304	10.883466	-1.75%	22,177	2010
	11.269880	11.077304	-1.71%	26,231	2009
	11.239786	11.269880	0.27%	26,775	2008
	10.917831	11.239786	2.95%	20,434	2007
	10.630182	10.917831	2.71%	11,567	2006
	10.537846	10.630182	0.88%	2,496	2005
	10.639218	10.537846	-0.95%	3,783	2004
	10.761392	10.639218	-1.14%	3,707	2003
	10.821968	10.761392	-0.56%	51,143	2002
	10.632658	10.821968	1.78%	16,045	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.478009	14.644228	8.65%	4,673	2010
	11.029104	13.478009	22.20%	5,164	2009
	13.572447	11.029104	-18.74%	3,902	2008
	13.204800	13.572447	2.78%	14,178	2007
	12.819122	13.204800	3.01%	8,737	2006
	12.768454	12.819122	0.40%	9,030	2005
	12.198805	12.768454	4.67%	11,866	2004
	11.074251	12.198805	10.15%	10,741	2003
	10.513712	11.074251	5.33%	6,920	2002
	10.271747	10.513712	2.36%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.419579	15.048921	12.14%	0	2010
	10.000000	13.419579	34.20%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.135855	9.115623	12.04%	1,406	2010
	6.068293	8.135855	34.07%	2,137	2009
	10.000000	6.068293	-39.32%	967	2008*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.671097	15.295625	4.26%	629	2010
	11.500820	14.671097	27.57%	719	2009
	21.812634	11.500820	-47.27%	417	2008
	21.571002	21.812634	1.12%	453	2007
	17.885709	21.571002	20.60%	275	2006
	16.245203	17.885709	10.10%	300	2005
	13.748783	16.245203	18.16%	273	2004
	10.000000	13.748783	37.49%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.019906	9.101822	13.49%	966	2010
	6.289817	8.019906	27.51%	1,230	2009
	10.000000	6.289817	-37.10%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.392031	3.92%	646	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.854021	8.700219	10.77%	719	2010
	6.274075	7.854021	25.18%	719	2009
	10.000000	6.274075	-37.26%	719	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.751047	9.657916	24.60%	8,089	2010
	6.205947	7.751047	24.90%	13,477	2009
	10.000000	6.205947	-37.94%	455	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.560970	10.062592	17.54%	4,515	2010
	6.678536	8.560970	28.19%	12,574	2009
	10.000000	6.678536	-33.21%	1,402	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.782030	13.289367	23.25%	198	2010
	8.609756	10.782030	25.23%	199	2009
	16.355772	8.609756	-47.36%	889	2008
	15.169611	16.355772	7.82%	3,473	2007
	14.959391	15.169611	1.41%	3,619	2006
	14.085392	14.959391	6.21%	3,835	2005
	12.640410	14.085392	11.43%	4,049	2004
	9.581953	12.640410	31.92%	4,289	2003
	14.619524	9.581953	-34.46%	1,146	2002
	16.690944	14.619524	-12.41%	818	2001

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	18.058391	22.463020	24.39%	7,743	2010
	14.562495	18.058391	24.01%	6,428	2009
	21.846505	14.562495	-33.34%	560	2008
	23.884569	21.846505	-8.53%	9,892	2007
	20.724738	23.884569	15.25%	12,858	2006
	20.463931	20.724738	1.27%	14,754	2005
	17.756675	20.463931	15.25%	17,709	2004
	11.521769	17.756675	54.11%	17,068	2003
	16.100836	11.521769	-28.44%	9,693	2002
	12.776504	16.100836	26.02%	750	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.851607	21.980421	23.13%	2,515	2010
	13.488714	17.851607	32.34%	4,805	2009
	22.211989	13.488714	-39.27%	2,839	2008
	22.137835	22.211989	0.33%	3,345	2007
	20.110129	22.137835	10.08%	3,793	2006
	18.222675	20.110129	10.36%	4,964	2005
	15.582883	18.222675	16.94%	4,098	2004
	11.247212	15.582883	38.55%	3,127	2003
	13.847390	11.247212	-18.78%	1,091	2002
	15.108647	13.847390	-8.35%	32	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.020350	8.939945	11.47%	1,923	2010
	6.473769	8.020350	23.89%	4,475	2009
	11.274443	6.473769	-42.58%	4,248	2008
	10.608433	11.274443	6.28%	3,984	2007
	9.501937	10.608433	11.64%	3,304	2006
	9.000863	9.501937	5.57%	3,423	2005
	8.347189	9.000863	7.83%	5,781	2004
	6.662646	8.347189	25.28%	5,741	2003
	8.205402	6.662646	-18.80%	4,984	2002
	9.472081	8.205402	-13.37%	0	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.172938	9.174654	27.91%	20,826	2010
	5.580156	7.172938	28.54%	24,352	2009
	10.000000	5.580156	-44.20%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.341446	10.406354	0.63%	0	2010
	9.826970	10.341446	5.24%	1,357	2009
	10.000000	9.826970	-1.73%	0	2008*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.813450	10.746744	9.51%	0	2010
	7.990340	9.813450	22.82%	0	2009
	14.612314	7.990340	-45.32%	1,034	2008
	12.405355	14.612314	17.79%	1,034	2007
	10.029801	12.405355	23.68%	1,137	2006
	8.553766	10.029801	17.26%	1,355	2005
	7.526929	8.553766	13.64%	1,623	2004
	5.630524	7.526929	33.68%	1,937	2003
	7.681183	5.630524	-26.70%	2,325	2002
	9.630431	7.681183	-20.24%	518	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.634665	19.294940	9.41%	104	2010
	14.359196	17.634665	22.81%	75	2009
	26.252372	14.359196	-45.30%	67	2008
	22.279518	26.252372	17.83%	73	2007
	18.023107	22.279518	23.62%	0	2006
	15.370688	18.023107	17.26%	0	2005
	13.525528	15.370688	13.64%	0	2004
	10.000000	13.525528	35.26%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.907066	13.797260	6.90%	15,909	2010
	10.000000	12.907066	29.07%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.881784	13.459684	4.49%	676	2010
	10.000000	12.881784	28.82%	1,184	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.844435	8.922867	13.75%	1,238	2010
	6.210982	7.844435	26.30%	887	2009
	10.033256	6.210982	-38.10%	875	2008
	10.444491	10.033256	-3.94%	994	2007
	9.171245	10.444491	13.88%	4,277	2006
	8.953856	9.171245	2.43%	3,775	2005
	7.756043	8.953856	15.44%	3,677	2004
	6.006135	7.756043	29.14%	3,304	2003
	8.166647	6.006135	-26.46%	786	2002
	9.463069	8.166647	-13.70%	191	2001

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.737144	10.467779	7.50%	0	2010
	6.857644	9.737144	41.99%	9,296	2009
	12.811846	6.857644	-46.47%	4,274	2008
	11.424764	12.811846	12.14%	4,343	2007
	10.771549	11.424764	6.06%	10,178	2006
	10.431004	10.771549	3.26%	10,223	2005
	9.928130	10.431004	5.07%	10,096	2004
	7.716890	9.928130	28.65%	10,451	2003
	10.738951	7.716890	-28.14%	7,846	2002
	12.504224	10.738951	-14.12%	2,893	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.181349	20.717040	13.95%	3,769	2010
	13.246673	18.181349	37.25%	4,068	2009
	22.544746	13.246673	-41.24%	2,730	2008
	21.580799	22.544746	4.47%	8,180	2007
	18.662895	21.580799	15.63%	3,486	2006
	16.612442	18.662895	12.34%	2,844	2005
	14.185285	16.612442	17.11%	3,021	2004
	10.000000	14.185285	41.85%	3,522	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.294605	12.868770	13.94%	1,599	2010
	8.224685	11.294605	37.33%	3,712	2009
	13.996399	8.224685	-41.24%	1,758	2008
	13.400279	13.996399	4.45%	4,787	2007
	11.588105	13.400279	15.64%	6,266	2006
	10.317629	11.588105	12.31%	6,513	2005
	8.812554	10.317629	17.08%	6,556	2004
	6.271334	8.812554	40.52%	6,556	2003
	8.197763	6.271334	-23.50%	7,047	2002
	9.486763	8.197763	-13.59%	1,752	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.465796	2.778434	12.68%	0	2010
	1.980000	2.465796	24.54%	0	2009
	9.547642	1.980000	-79.26%	0	2008
	10.000000	9.547642	-4.52%	0	2007

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.654585	2.994497	12.80%	0	2010
	2.156016	2.654585	23.12%	0	2009
	10.289574	2.156016	-79.05%	0	2008
	10.484513	10.289574	-1.86%	0	2007
	10.000000	10.484513	4.85%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.380574	9.560353	14.08%	11,698	2010
	6.649117	8.380574	26.04%	13,927	2009
	10.999158	6.649117	-39.55%	14,775	2008
	10.721832	10.999158	2.59%	26,117	2007
	9.486847	10.721832	13.02%	27,382	2006
	9.110826	9.486847	4.13%	24,994	2005
	8.471704	9.110826	7.54%	27,749	2004
	6.804394	8.471704	24.50%	26,777	2003
	8.528973	6.804394	-20.22%	16,936	2002
	9.663699	8.528973	-11.74%	3,780	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.972456	9.666488	21.25%	248	2010
	5.914539	7.972456	34.79%	197	2009
	9.683209	5.914539	-38.92%	669	2008
	9.977364	9.683209	-2.95%	1,024	2007
	10.000000	9.977364	-0.23%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.410380	9.280512	25.24%	3,352	2010
	5.687744	7.410380	30.29%	4,568	2009
	11.366549	5.687744	-49.96%	1,290	2008
	10.881080	11.366549	4.46%	5,205	2007
	10.756467	10.881080	1.16%	5,926	2006
	9.746041	10.756467	10.37%	6,383	2005
	8.281709	9.746041	17.68%	6,918	2004
	6.711524	8.281709	23.40%	6,899	2003
	9.460391	6.711524	-29.06%	5,328	2002
	14.011209	9.460391	-32.48%	1,359	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.837712	11.646011	7.46%	407	2010
	10.000000	10.837712	8.38%	0	2009*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.916941	11.282116	3.35%	4,970	2010
	10.000000	10.916941	9.17%	343	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.667396	12.393052	6.22%	0	2010
	10.034276	11.667396	16.28%	0	2009
	10.984617	10.034276	-8.65%	0	2008
	10.105530	10.984617	8.70%	0	2007
	10.000000	10.105530	1.06%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.750597	13.543862	6.22%	0	2010
	11.381117	12.750597	12.03%	0	2009
	11.058681	11.381117	2.92%	0	2008
	10.351694	11.058681	6.83%	0	2007
	10.000000	10.351694	3.52%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.702986	12.389635	27.69%	0	2010
	6.248772	9.702986	55.28%	0	2009
	11.211650	6.248772	-44.27%	0	2008
	10.975888	11.211650	2.15%	0	2007
	10.000000	10.975888	9.76%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.822600	10.028331	13.67%	0	2010
	7.500027	8.822600	17.63%	0	2009
	12.389762	7.500027	-39.47%	0	2008
	11.582516	12.389762	6.97%	0	2007
	10.000000	11.582516	15.83%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.559406	9.222719	22.00%	0	2010
	5.344482	7.559406	41.44%	0	2009
	9.061228	5.344482	-41.02%	0	2008
	10.297580	9.061228	-12.01%	0	2007
	10.000000	10.297580	2.98%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.103672	10.975437	8.63%	0	2010
	8.185711	10.103672	23.43%	0	2009
	11.444544	8.185711	-28.47%	0	2008
	10.986166	11.444544	4.17%	0	2007
	10.000000	10.986166	9.86%	0	2006*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.077176	10.400242	14.58%	0	2010
	6.946022	9.077176	30.68%	0	2009
	11.482160	6.946022	-39.51%	0	2008
	11.367731	11.482160	1.01%	0	2007
	10.000000	11.367731	13.68%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.357623	14.015070	13.41%	0	2010
	7.280742	12.357623	69.73%	0	2009
	10.583406	7.280742	-31.21%	0	2008
	10.553875	10.583406	0.28%	0	2007
	10.000000	10.553875	5.54%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.794085	12.926286	19.75%	0	2010
	7.045556	10.794085	53.20%	0	2009
	11.676836	7.045556	-39.66%	0	2008
	10.780751	11.676836	8.31%	0	2007
	10.000000	10.780751	7.81%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.669247	12.348443	15.74%	0	2010
	7.544986	10.669247	41.41%	0	2009
	10.735310	7.544986	-29.72%	0	2008
	10.728076	10.735310	0.07%	0	2007
	10.000000	10.728076	7.28%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.377818	9.430538	27.82%	0	2010
	5.554355	7.377818	32.83%	0	2009
	10.712413	5.554355	-48.15%	0	2008
	10.325615	10.712413	3.75%	0	2007
	10.000000	10.325615	3.26%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.058134	9.235284	14.61%	0	2010
	6.153625	8.058134	30.95%	0	2009
	9.953101	6.153625	-38.17%	0	2008
	10.798891	9.953101	-7.83%	0	2007
	10.000000	10.798891	7.99%	0	2006*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.972772	9.867569	9.97%	0	2010
	7.707114	8.972772	16.42%	0	2009
	12.537512	7.707114	-38.53%	0	2008
	13.557833	12.537512	-7.53%	616	2007
	11.377130	13.557833	19.17%	0	2006
	10.831268	11.377130	5.04%	0	2005
	9.740686	10.831268	11.20%	0	2004
	8.019809	9.740686	21.46%	0	2003
	10.158329	8.019809	-21.05%	0	2002
	10.000000	10.158329	1.58%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.536654	10.773236	12.97%	0	2010
	7.750154	9.536654	23.05%	0	2009
	12.769309	7.750154	-39.31%	0	2008
	12.734786	12.769309	0.27%	0	2007
	11.199733	12.734786	13.71%	0	2006
	10.676099	11.199733	4.90%	0	2005
	9.709724	10.676099	9.95%	0	2004
	7.876086	9.709724	23.28%	0	2003
	10.180312	7.876086	-22.63%	0	2002
	10.000000	10.180312	1.80%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.512665	5.13%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.218571	10.757106	5.27%	23,178	2010
	9.485673	10.218571	7.73%	23,178	2009
	10.751862	9.485673	-11.78%	912	2008
	10.378444	10.751862	3.60%	810	2007
	10.000000	10.378444	3.78%	0	2006*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.975701	28.008321	7.83%	1,372	2010
	20.304342	25.975701	27.93%	509	2009
	24.306399	20.304342	-16.47%	23	2008
	23.224597	24.306399	4.66%	23	2007
	21.331723	23.224597	8.87%	23	2006
	19.341108	21.331723	10.29%	31	2005
	17.885882	19.341108	8.14%	81	2004
	14.237119	17.885882	25.63%	11,287	2003
	13.267178	14.237119	7.31%	90	2002
	12.265925	13.267178	8.16%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.515741	12.995778	3.84%	0	2010
	9.611928	12.515741	30.21%	0	2009
	17.667815	9.611928	-45.60%	0	2008
	15.694352	17.667815	12.57%	0	2007
	12.764781	15.694352	22.95%	0	2006
	11.696801	12.764781	9.13%	0	2005
	10.141613	11.696801	15.33%	0	2004
	8.100991	10.141613	25.19%	0	2003
	10.000000	8.100991	-18.99%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.928415	27.333051	24.65%	27	2010
	10.458760	21.928415	109.67%	27	2009
	30.201220	10.458760	-65.37%	27	2008
	22.346891	30.201220	35.15%	27	2007
	16.299663	22.346891	37.10%	0	2006
	12.580370	16.299663	29.56%	0	2005
	10.000000	12.580370	25.80%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.744986	33.330410	24.62%	241	2010
	12.769075	26.744986	109.45%	248	2009
	36.903113	12.769075	-65.40%	316	2008
	27.296134	36.903113	35.20%	377	2007
	19.915683	27.296134	37.06%	0	2006
	15.355819	19.915683	29.69%	0	2005
	12.414897	15.355819	23.69%	0	2004
	8.194950	12.414897	51.49%	0	2003
	8.590347	8.194950	-4.60%	0	2002
	8.905697	8.590347	-3.54%	0	2001

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.547303	33.713949	27.00%	343	2010
	17.142666	26.547303	54.86%	355	2009
	32.370850	17.142666	-47.04%	369	2008
	22.673126	32.370850	42.77%	0	2007
	18.529248	22.673126	22.36%	0	2006
	12.437953	18.529248	48.97%	836	2005
	10.000000	12.437953	24.38%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	33.986489	43.154658	26.98%	0	2010
	21.958264	33.986489	54.78%	0	2009
	41.485693	21.958264	-47.07%	0	2008
	29.051620	41.485693	42.80%	0	2007
	23.750531	29.051620	22.32%	0	2006
	15.937007	23.750531	49.03%	0	2005
	13.057130	15.937007	22.06%	0	2004
	9.178700	13.057130	42.25%	0	2003
	9.614735	9.178700	-4.54%	0	2002
	10.928549	9.614735	-12.02%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.260024	11.324974	10.38%	0	2010
	8.218680	10.260024	24.84%	0	2009
	13.463535	8.218680	-38.96%	0	2008
	12.464193	13.463535	8.02%	0	2007
	11.158924	12.464193	11.70%	0	2006
	10.443650	11.158924	6.85%	0	2005
	9.692761	10.443650	7.75%	0	2004
	7.309233	9.692761	32.61%	0	2003
	9.717850	7.309233	-24.79%	0	2002
	9.860649	9.717850	-1.45%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.047121	16.250980	24.56%	0	2010
	10.000000	13.047121	30.47%	0	2009*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.797970	17.152655	24.31%	917	2010
	9.849380	13.797970	40.09%	865	2009
	15.610701	9.849380	-36.91%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.857942	12.240643	3.23%	379	2010
	10.956148	11.857942	8.23%	774	2009
	11.337083	10.956148	-3.36%	660	2008
	10.544885	11.337083	7.51%	0	2007
	10.569860	10.544885	-0.24%	0	2006
	10.597463	10.569860	-0.26%	0	2005
	10.199070	10.597463	3.91%	0	2004
	10.000000	10.199070	1.99%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.288964	9.291404	12.09%	2,679	2010
	7.147456	8.288964	15.97%	2,835	2009
	11.127253	7.147456	-35.77%	2,099	2008
	11.339995	11.127253	-1.88%	8,398	2007
	9.862054	11.339995	14.99%	8,856	2006
	9.597814	9.862054	2.75%	9,248	2005
	8.649846	9.597814	10.96%	9,621	2004
	6.809455	8.649846	27.03%	10,268	2003
	8.600411	6.809455	-20.82%	1,795	2002
	9.557420	8.600411	-10.01%	895	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.568405	11.757951	11.26%	0	2010
	8.045538	10.568405	31.36%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.021054	11.735524	17.11%	220	2010
	7.853122	10.021054	27.61%	523	2009
	10.571090	7.853122	-25.71%	1,296	2008
	11.019999	10.571090	-4.07%	207	2007
	10.000000	11.019999	10.20%	0	2006*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.037303	14.521309	11.38%	0	2010
	11.076166	13.037303	17.71%	15,276	2009
	15.404195	11.076166	-28.10%	11,686	2008
	16.537923	15.404195	-6.86%	12,883	2007
	14.192711	16.537923	16.52%	12,740	2006
	13.759467	14.192711	3.15%	15,650	2005
	12.255061	13.759467	12.28%	14,235	2004
	9.677116	12.255061	26.64%	12,840	2003
	11.278022	9.677116	-14.19%	10,741	2002
	10.180559	11.278022	10.78%	2,628	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.031177	12.967969	7.79%	2,055	2010
	10.000000	12.031177	20.31%	1,896	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.098823	11.130223	10.21%	0	2010
	10.000000	10.098823	0.99%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.827644	12.170310	12.40%	0	2010
	10.000000	10.827644	8.28%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.804780	14.586471	23.56%	731	2010
	9.614918	11.804780	22.78%	2,736	2009
	14.172865	9.614918	-32.16%	2,742	2008
	14.529282	14.172865	-2.45%	2,752	2007
	12.931332	14.529282	12.36%	2,912	2006
	12.279419	12.931332	5.31%	2,807	2005
	10.259199	12.279419	19.69%	2,854	2004
	7.582387	10.259199	35.30%	1,174	2003
	10.000000	7.582387	-24.18%	928	2002*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.929234	7.812755	12.75%	4,707	2010
	5.275457	6.929234	31.35%	6,262	2009
	8.192611	5.275457	-35.61%	1,565	2008
	7.740926	8.192611	5.84%	821	2007
	7.218294	7.740926	7.24%	774	2006
	7.093745	7.218294	1.76%	781	2005
	6.801352	7.093745	4.30%	479	2004
	5.496597	6.801352	23.74%	370	2003
	7.877818	5.496597	-30.23%	177	2002
	10.362676	7.877818	-23.98%	1,922	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.985805	9.005817	12.77%	6,342	2010
	6.437029	7.985805	24.06%	6,760	2009
	10.428608	6.437029	-38.28%	6,045	2008
	10.090526	10.428608	3.35%	2,278	2007
	8.896205	10.090526	13.43%	3,084	2006
	8.652843	8.896205	2.81%	2,984	2005
	7.964001	8.652843	8.65%	3,468	2004
	6.317855	7.964001	26.06%	3,009	2003
	8.287031	6.317855	-23.76%	3,653	2002
	9.610581	8.287031	-13.77%	1,951	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.115753	10.322980	13.24%	4,709	2010
	7.574182	9.115753	20.35%	5,044	2009
	10.948671	7.574182	-30.82%	1,520	2008
	10.408105	10.948671	5.19%	1,487	2007
	9.099044	10.408105	14.39%	4,049	2006
	8.876728	9.099044	2.50%	4,078	2005
	8.605202	8.876728	3.16%	4,086	2004
	7.231846	8.605202	18.99%	7,435	2003
	8.842525	7.231846	-18.22%	4,447	2002
	9.930036	8.842525	-10.95%	56	2001

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.625726	15.002516	2.58%	0	2010
	11.371635	14.625726	28.62%	0	2009
	18.475854	11.371635	-38.45%	0	2008
	18.065975	18.475854	2.27%	0	2007
	15.005301	18.065975	20.40%	0	2006
	13.655870	15.005301	9.88%	0	2005
	11.586207	13.655870	17.86%	0	2004
	8.652629	11.586207	33.90%	0	2003
	10.038830	8.652629	-13.81%	0	2002
	10.000000	10.038830	0.39%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.389944	10.805526	28.79%	0	2010
	6.778749	8.389944	23.77%	0	2009
	11.061695	6.778749	-38.72%	0	2008
	12.666536	11.061695	-12.67%	0	2007
	12.429497	12.666536	1.91%	0	2006
	11.962700	12.429497	3.90%	0	2005
	10.941156	11.962700	9.34%	0	2004
	8.460372	10.941156	29.32%	0	2003
	10.652864	8.460372	-20.58%	0	2002
	10.000000	10.652864	6.53%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.274621	15.209865	6.55%	4,862	2010
	12.069728	14.274621	18.27%	6,201	2009
	13.257135	12.069728	-8.96%	6,817	2008
	12.811703	13.257135	3.48%	3,840	2007
	12.525554	12.811703	2.28%	4,003	2006
	12.591152	12.525554	-0.52%	3,918	2005
	12.374004	12.591152	1.75%	4,533	2004
	12.041407	12.374004	2.76%	6,174	2003
	11.218050	12.041407	7.34%	4,573	2002
	10.577071	11.218050	6.06%	612	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.025789	11.099430	10.71%	0	2010
	8.223364	10.025789	21.92%	0	2009
	11.177043	8.223364	-26.43%	0	2008
	10.477185	11.177043	6.68%	0	2007
	10.000000	10.477185	4.77%	0	2006*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.488059	10.670314	12.46%	0	2010
	7.502903	9.488059	26.46%	0	2009
	11.355067	7.502903	-33.92%	0	2008
	10.497095	11.355067	8.17%	0	2007
	10.000000	10.497095	4.97%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.011193	10.264947	13.91%	29	2010
	6.983293	9.011193	29.04%	35	2009
	11.484335	6.983293	-39.19%	109	2008
	10.517174	11.484335	9.20%	29	2007
	10.000000	10.517174	5.17%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	12.289568	14.133272	15.00%	0	2010
	9.224818	12.289568	33.22%	9,981	2009
	16.370316	9.224818	-43.65%	14,984	2008
	14.187919	16.370316	15.38%	14,314	2007
	12.946768	14.187919	9.59%	10,657	2006
	11.282485	12.946768	14.75%	11,102	2005
	9.961246	11.282485	13.26%	9,708	2004
	7.902955	9.961246	26.04%	7,909	2003
	8.885347	7.902955	-11.06%	5,646	2002
	10.325655	8.885347	-13.95%	2,552	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.671008	10.146276	17.01%	6,749	2010
	5.983448	8.671008	44.92%	5,577	2009
	13.364194	5.983448	-55.23%	4,271	2008
	9.345118	13.364194	43.01%	204	2007
	10.000000	9.345118	-6.55%	635	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.212249	10.411498	13.02%	11,849	2010
	7.214519	9.212249	27.69%	12,841	2009
	12.823164	7.214519	-43.74%	15,052	2008
	12.876979	12.823164	-0.42%	10,853	2007
	10.919664	12.876979	17.92%	9,261	2006
	10.513858	10.919664	3.86%	8,689	2005
	9.612401	10.513858	9.38%	8,585	2004
	7.516835	9.612401	27.88%	10,626	2003
	9.222382	7.516835	-18.49%	6,784	2002
	9.896058	9.222382	-6.81%	1,423	2001

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.834798	7.085232	21.43%	0	2010
	4.077511	5.834798	43.10%	267	2009
	9.240175	4.077511	-55.87%	267	2008
	7.648109	9.240175	20.82%	267	2007
	7.395864	7.648109	3.41%	267	2006
	6.917967	7.395864	6.91%	313	2005
	6.580234	6.917967	5.13%	240	2004
	5.167863	6.580234	27.33%	164	2003
	6.739861	5.167863	-23.32%	164	2002
	8.022575	6.739861	-15.99%	29	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.957073	8.475516	21.83%	6,807	2010
	5.528456	6.957073	25.84%	7,030	2009
	10.669839	5.528456	-48.19%	6,225	2008
	8.564968	10.669839	24.58%	4,433	2007
	8.171451	8.564968	4.82%	3,272	2006
	7.874090	8.171451	3.78%	3,213	2005
	7.765017	7.874090	1.40%	2,798	2004
	5.955034	7.765017	30.39%	2,588	2003
	8.688117	5.955034	-31.46%	1,796	2002
	10.755009	8.688117	-19.22%	894	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.978355	11.149869	11.74%	86	2010
	7.067396	9.978355	41.19%	112	2009
	9.604171	7.067396	-26.41%	194	2008
	9.528048	9.604171	0.80%	301	2007
	8.726729	9.528048	9.18%	1,018	2006
	8.667545	8.726729	0.68%	1,039	2005
	8.062996	8.667545	7.50%	816	2004
	6.466604	8.062996	24.69%	529	2003
	6.355190	6.466604	1.75%	494	2002
	7.346312	6.355190	-13.49%	16	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.169297	11.350688	11.62%	199	2010
	7.194785	10.169297	41.34%	203	2009
	9.766199	7.194785	-26.33%	707	2008
	10.000000	9.766199	-2.34%	632	2007

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.714253	12.386820	5.74%	1,058	2010
	10.312555	11.714253	13.59%	3,205	2009
	10.865053	10.312555	-5.09%	1,780	2008
	10.618101	10.865053	2.33%	874	2007
	10.366426	10.618101	2.43%	1,121	2006
	10.340808	10.366426	0.25%	1,652	2005
	10.094375	10.340808	2.44%	0	2004
	10.000000	10.094375	0.94%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.097945	11.498770	26.39%	3,946	2010
	6.616903	9.097945	37.50%	4,097	2009
	11.139451	6.616903	-40.60%	2,630	2008
	9.823392	11.139451	13.40%	1,326	2007
	10.000000	9.823392	-1.77%	159	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.467057	11.614303	10.96%	65	2010
	8.430171	10.467057	24.16%	65	2009
	15.293567	8.430171	-44.88%	87	2008
	13.288820	15.293567	15.09%	88	2007
	11.472699	13.288820	15.83%	89	2006
	9.819415	11.472699	16.84%	102	2005
	8.810945	9.819415	11.45%	102	2004
	6.265330	8.810945	40.63%	102	2003
	8.009778	6.265330	-21.78%	102	2002
	10.361858	8.009778	-22.70%	65	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.874153	14.287410	10.98%	359	2010
	10.364556	12.874153	24.21%	764	2009
	18.807164	10.364556	-44.89%	812	2008
	16.339258	18.807164	15.10%	796	2007
	14.105906	16.339258	15.83%	895	2006
	12.077938	14.105906	16.79%	881	2005
	10.836673	12.077938	11.45%	948	2004
	7.703235	10.836673	40.68%	774	2003
	10.000000	7.703235	-22.97%	529	2002*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.362675	14.110221	24.18%	460	2010
	7.351459	11.362675	54.56%	734	2009
	15.333778	7.351459	-52.06%	280	2008
	14.788293	15.333778	3.69%	224	2007
	12.959498	14.788293	14.11%	108	2006
	12.867635	12.959498	0.71%	94	2005
	11.495520	12.867635	11.94%	282	2004
	7.418650	11.495520	54.95%	161	2003
	10.000000	7.418650	-25.81%	45	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.384783	11.490332	10.65%	5,033	2010
	7.798968	10.384783	33.16%	5,074	2009
	11.290361	7.798968	-30.92%	2,576	2008
	11.082100	11.290361	1.88%	242	2007
	10.000000	11.082100	10.82%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.094732	10.192590	25.92%	1,949	2010
	6.382308	8.094732	26.83%	2,003	2009
	9.703244	6.382308	-34.23%	1,488	2008
	10.123035	9.703244	-4.15%	558	2007
	10.000000	10.123035	1.23%	524	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.587356	12.217851	15.40%	424	2010
	6.245187	10.587356	69.53%	1,013	2009
	13.437955	6.245187	-53.53%	1,461	2008
	10.633896	13.437955	26.37%	422	2007
	10.000000	10.633896	6.34%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.410983	9.106611	8.27%	1,466	2010
	6.575833	8.410983	27.91%	1,386	2009
	10.000000	6.575833	-34.24%	0	2008*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.893531	14.827262	6.72%	0	2010
	10.301446	13.893531	34.87%	0	2009
	17.553065	10.301446	-41.31%	0	2008
	15.438929	17.553065	13.69%	0	2007
	12.918153	15.438929	19.51%	0	2006
	11.906848	12.918153	8.49%	0	2005
	10.199986	11.906848	16.73%	0	2004
	7.835995	10.199986	30.17%	0	2003
	10.000000	7.835995	-21.64%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.673673	10.298287	6.46%	1,288	2010
	7.180141	9.673673	34.73%	1,180	2009
	12.266862	7.180141	-41.47%	3,898	2008
	10.821415	12.266862	13.36%	2,970	2007
	10.000000	10.821415	8.21%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.802097	15.502730	12.32%	1,756	2010
	11.842171	13.802097	16.55%	2,027	2009
	11.354499	11.842171	4.29%	3,168	2008
	10.414712	11.354499	9.02%	380	2007
	10.000000	10.414712	4.15%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.305141	3.05%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.279557	12.80%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.391995	9.517518	13.41%	0	2010
	7.058039	8.391995	18.90%	0	2009
	12.498840	7.058039	-43.53%	0	2008
	11.363965	12.498840	9.99%	0	2007
	10.885893	11.363965	4.39%	0	2006
	10.184891	10.885893	6.88%	0	2005
	9.727053	10.184891	4.71%	0	2004
	7.647595	9.727053	27.19%	0	2003
	10.295616	7.647595	-25.72%	0	2002
	10.000000	10.295616	2.96%	0	2001*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.529731	9.649963	13.13%	0	2010
	7.195334	8.529731	18.55%	0	2009
	12.771478	7.195334	-43.66%	0	2008
	11.641021	12.771478	9.71%	0	2007
	11.176736	11.641021	4.15%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.603369	12.336099	16.34%	25	2010
	7.604552	10.603369	39.43%	30	2009
	14.647327	7.604552	-48.08%	90	2008
	13.493907	14.647327	8.55%	22	2007
	11.819189	13.493907	14.17%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.714118	12.602586	7.58%	0	2010
	9.297774	11.714118	25.99%	0	2009
	13.553858	9.297774	-31.40%	0	2008
	12.767365	13.553858	6.16%	0	2007
	11.140045	12.767365	14.61%	0	2006
	10.771427	11.140045	3.42%	0	2005
	10.066041	10.771427	7.01%	0	2004
	8.238528	10.066041	22.18%	0	2003
	9.938393	8.238528	-17.10%	0	2002
	10.000000	9.938393	-0.62%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.276530	10.625785	3.40%	0	2010
	8.196514	10.276530	25.38%	0	2009
	11.693634	8.196514	-29.91%	0	2008
	10.646930	11.693634	9.83%	0	2007
	10.000000	10.646930	6.47%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.279941	9.555068	15.40%	0	2010
	6.410653	8.279941	29.16%	0	2009
	11.794234	6.410653	-45.65%	0	2008
	12.716035	11.794234	-7.25%	0	2007
	10.000000	12.716035	27.16%	0	2006*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.088873	17.831844	10.83%	0	2010
	12.114333	16.088873	32.81%	0	2009
	20.692453	12.114333	-41.46%	0	2008
	18.369787	20.692453	12.64%	0	2007
	14.587008	18.369787	25.93%	0	2006
	12.595427	14.587008	15.81%	0	2005
	10.343257	12.595427	21.77%	0	2004
	8.160957	10.343257	26.74%	0	2003
	10.000000	8.160957	-18.39%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.660999	22.049524	6.72%	6,626	2010
	10.000000	20.660999	22.80%	6,294	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.747266	9.146474	4.56%	4,546	2010
	6.100431	8.747266	43.39%	6,421	2009
	11.155504	6.100431	-45.31%	3,122	2008
	8.314866	11.155504	34.16%	5,366	2007
	7.759494	8.314866	7.16%	5,352	2006
	7.019832	7.759494	10.54%	5,894	2005
	6.059662	7.019832	15.85%	6,237	2004
	5.132236	6.059662	18.07%	6,797	2003
	6.216622	5.132236	-17.44%	2,006	2002
	8.099528	6.216622	-23.25%	1,373	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.908820	14.561867	22.28%	438	2010
	7.719604	11.908820	54.27%	555	2009
	14.012232	7.719604	-44.91%	283	2008
	11.720685	14.012232	19.55%	0	2007
	11.057037	11.720685	6.00%	0	2006
	10.113532	11.057037	9.33%	0	2005
	10.213590	10.113532	-0.98%	0	2004
	7.068798	10.213590	44.49%	0	2003
	10.000000	7.068798	-29.31%	0	2002*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.856916	4.711594	22.16%	186	2010
	2.503305	3.856916	54.07%	186	2009
	4.550037	2.503305	-44.98%	186	2008
	3.807684	4.550037	19.50%	66	2007
	3.595815	3.807684	5.89%	66	2006
	3.282397	3.595815	9.55%	66	2005
	3.323741	3.282397	-1.24%	66	2004
	2.310691	3.323741	43.84%	66	2003
	3.983793	2.310691	-42.00%	66	2002
	6.472936	3.983793	-38.45%	66	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.030335	28.277136	22.78%	700	2010
	13.096566	23.030335	75.85%	1,332	2009
	27.908177	13.096566	-53.07%	716	2008
	22.192229	27.908177	25.76%	379	2007
	15.404413	22.192229	44.06%	637	2006
	11.881594	15.404413	29.65%	1,159	2005
	10.192274	11.881594	16.57%	1,166	2004
	7.713978	10.192274	32.13%	1,267	2003
	10.000000	7.713978	-22.86%	265	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.284886	16.309798	22.77%	684	2010
	7.554689	13.284886	75.85%	684	2009
	16.105099	7.554689	-53.09%	681	2008
	12.812019	16.105099	25.70%	149	2007
	8.897329	12.812019	44.00%	149	2006
	6.866639	8.897329	29.57%	318	2005
	5.891540	6.866639	16.55%	393	2004
	4.459429	5.891540	32.11%	393	2003
	6.116877	4.459429	-27.10%	1,684	2002
	8.136062	6.116877	-24.82%	409	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.463604	13.897772	21.23%	204	2010
	9.213885	11.463604	24.42%	718	2009
	14.048162	9.213885	-34.41%	878	2008
	13.964449	14.048162	0.60%	878	2007
	12.170188	13.964449	14.74%	878	2006
	11.347239	12.170188	7.25%	869	2005
	10.000000	11.347239	13.47%	0	2004*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.898593	12.995137	9.22%	0	2010
	9.895116	11.898593	20.25%	430	2009
	14.982427	9.895116	-33.96%	2,017	2008
	14.181624	14.982427	5.65%	148	2007
	11.983493	14.181624	18.34%	0	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.713597	7.14%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.798254	10.130421	3.39%	750	2010
	8.804455	9.798254	11.29%	886	2009
	10.356657	8.804455	-14.99%	886	2008
	10.067167	10.356657	2.88%	886	2007
	9.837808	10.067167	2.33%	2,965	2006
	9.875108	9.837808	-0.38%	136	2005
	9.978359	9.875108	-1.03%	136	2004
	10.000000	9.978359	-0.22%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.766186	11.471366	17.46%	0	2010
	8.101737	9.766186	20.54%	0	2009
	13.631259	8.101737	-40.57%	0	2008
	13.811409	13.631259	-1.30%	0	2007
	13.362127	13.811409	3.36%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.687698	12.894234	20.65%	0	2010
	8.281138	10.687698	29.06%	0	2009
	13.926091	8.281138	-40.54%	0	2008
	13.179347	13.926091	5.67%	0	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.832753	5.659283	17.10%	2,061	2010
	3.687157	4.832753	31.07%	1,911	2009
	6.126045	3.687157	-39.81%	386	2008
	5.218917	6.126045	17.38%	140	2007
	5.005591	5.218917	4.26%	140	2006
	4.785963	5.005591	4.59%	0	2005
	4.506128	4.785963	6.21%	0	2004
	3.456859	4.506128	30.35%	0	2003
	4.938830	3.456859	-30.01%	0	2002
	6.999319	4.938830	-29.44%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.413156	13.831129	11.42%	12,350	2010
	10.000000	12.413156	24.13%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.085128	9.993847	10.00%	3,253	2010
	7.496405	9.085128	21.19%	3,219	2009
	10.870847	7.496405	-31.04%	6,964	2008
	10.430613	10.870847	4.22%	442	2007
	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.263054	10.682066	4.08%	861	2010
	9.318922	10.263054	10.13%	932	2009
	10.529215	9.318922	-11.49%	525	2008
	10.412741	10.529215	1.12%	938	2007
	10.000000	10.412741	4.13%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.079451	11.016702	9.30%	0	2010
	7.248531	10.079451	39.06%	0	2009
	12.029430	7.248531	-39.74%	0	2008
	10.712318	12.029430	12.30%	0	2007
	10.000000	10.712318	7.12%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.399928	9.749596	16.07%	1,437	2010
	6.163543	8.399928	36.28%	1,413	2009
	11.251384	6.163543	-45.22%	4,617	2008
	10.240314	11.251384	9.87%	2,314	2007
	10.000000	10.240314	2.40%	0	2006*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.628096	8.313029	8.98%	0	2010
	5.943759	7.628096	28.34%	0	2009
	9.772893	5.943759	-39.18%	0	2008
	10.000000	9.772893	-2.27%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.151905	14.614184	11.12%	400	2010
	9.173240	13.151905	43.37%	663	2009
	12.972417	9.173240	-29.29%	696	2008
	12.809951	12.972417	1.27%	962	2007
	11.793567	12.809951	8.62%	1,084	2006
	11.729931	11.793567	0.54%	1,260	2005
	10.849470	11.729931	8.12%	1,350	2004
	9.035786	10.849470	20.07%	1,263	2003
	8.913897	9.035786	1.37%	421	2002
	8.710943	8.913897	2.33%	166	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.606439	12.897558	11.12%	2,390	2010
	8.090783	11.606439	43.45%	362	2009
	11.458925	8.090783	-29.39%	328	2008
	11.311733	11.458925	1.30%	445	2007
	10.414642	11.311733	8.61%	991	2006
	10.000000	10.414642	4.15%	312	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.690153	8.730443	13.53%	1,482	2010
	5.119697	7.690153	50.21%	3,090	2009
	10.000000	5.119697	-48.80%	0	2008*
	10.000000	6.103762	-38.96%	0
NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.884037	9.567920	21.36%	0	2010
	6.103762	7.884037	29.17%	0	2009
	10.000000	6.103762	-38.96%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.038019	9.073972	12.89%	0	2010
	6.335598	8.038019	26.87%	0	2009
	10.000000	6.335598	-36.64%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.286886	10.068809	8.42%	0	2010
	7.892680	9.286886	17.66%	0	2009
	10.000000	7.892680	-21.07%	0	2008*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.745895	9.652592	10.37%	0	2010
	7.172940	8.745895	21.93%	0	2009
	10.000000	7.172940	-28.27%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.032193	10.521626	4.88%	0	2010
	9.039133	10.032193	10.99%	0	2009
	10.000000	9.039133	-9.61%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.016832	9.861439	9.37%	0	2010
	7.529554	9.016832	19.75%	0	2009
	10.000000	7.529554	-24.70%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.466193	9.420558	11.27%	0	2010
	6.811090	8.466193	24.30%	0	2009
	10.000000	6.811090	-31.89%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.558616	10.234577	7.07%	0	2010
	8.271397	9.558616	15.56%	0	2009
	10.000000	8.271397	-17.29%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.496231	11.034660	5.13%	0	2010
	9.825497	10.496231	6.83%	0	2009
	10.000000	9.825497	-1.75%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.216322	11.908183	6.17%	0	2010
	9.809519	11.216322	14.34%	0	2009
	10.000000	9.809519	-1.90%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.511405	24.541606	14.09%	0	2010
	13.413179	21.511405	60.38%	108	2009
	32.340229	13.413179	-58.52%	108	2008
	22.623937	32.340229	42.95%	108	2007
	16.850212	22.623937	34.26%	108	2006
	12.936008	16.850212	30.26%	108	2005
	10.909929	12.936008	18.57%	108	2004
	6.722291	10.909929	62.29%	108	2003
	8.075525	6.722291	-16.76%	108	2002
	8.674187	8.075525	-6.90%	0	2001

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.905561	27.282166	14.12%	994	2010
	14.890464	23.905561	60.54%	1,321	2009
	35.959778	14.890464	-58.59%	948	2008
	25.161330	35.959778	42.92%	238	2007
	18.750120	25.161330	34.19%	324	2006
	14.392651	18.750120	30.28%	380	2005
	12.137097	14.392651	18.58%	396	2004
	7.480416	12.137097	62.25%	348	2003
	10.000000	7.480416	-25.20%	270	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.479540	14.898852	2.90%	8,849	2010
	14.358898	14.479540	0.84%	12,843	2009
	13.574184	14.358898	5.78%	15,047	2008
	12.900827	13.574184	5.22%	9,939	2007
	12.711905	12.900827	1.49%	10,095	2006
	12.535180	12.711905	1.41%	13,999	2005
	12.361690	12.535180	1.40%	11,910	2004
	21.341436	12.361690	0.16%	13,663	2003
	11.323824	12.341436	8.99%	10,746	2002
	10.752417	11.323824	5.31%	2,703	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.101526	11.238291	11.25%	0	2010
	7.929776	10.101526	27.39%	0	2009
	14.970138	7.929776	-47.03%	0	2008
	11.990908	14.970138	24.85%	0	2007
	9.182859	11.990908	30.58%	0	2006
	7.181205	9.182859	27.87%	0	2005
	6.403842	7.181205	12.14%	0	2004
	4.808265	6.403842	33.18%	0	2003
	6.451733	4.808265	-25.47%	0	2002
	9.209373	6.451733	-29.94%	0	2001

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.243106	18.067679	11.23%	0	2010
	12.755954	16.243106	27.34%	0	2009
	24.073648	12.755954	-47.01%	1,268	2008
	19.282275	24.073648	24.85%	0	2007
	14.768312	19.282275	30.57%	0	2006
	11.552260	14.768312	27.84%	204	2005
	10.287431	11.552260	12.29%	0	2004
	7.740771	10.287431	32.90%	11	2003
	10.000000	7.740771	-22.59%	5	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.211043	8.659907	5.47%	0	2010
	6.501522	8.211043	26.29%	0	2009
	11.634112	6.501522	-44.12%	0	2008
	10.831580	11.634112	7.41%	0	2007
	10.000000	10.831580	8.32%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.646645	13.110280	12.57%	383	2010
	9.323591	11.646645	24.92%	1,722	2009
	15.033743	9.323591	-37.98%	1,722	2008
	14.449858	15.033743	4.04%	1,339	2007
	12.590217	14.449858	14.77%	1,339	2006
	11.878188	12.590217	5.99%	15,958	2005
	10.607956	11.878188	11.97%	15,409	2004
	8.191707	10.607956	29.50%	1,487	2003
	10.000000	8.191707	-18.08%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.499991	12.401429	7.84%	0	2010
	10.000000	11.499991	15.00%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.057478	13.265048	10.02%	0	2010
	10.000000	12.057478	20.57%	0	2009*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.643153	12.107364	3.99%	840	2010
	10.869146	11.643153	7.12%	868	2009
	11.777759	10.869146	-7.71%	663	2008
	11.382309	11.777759	3.47%	691	2007
	10.917407	11.382309	4.26%	0	2006
	10.761107	10.917407	1.45%	0	2005
	10.471187	10.761107	2.77%	0	2004
	9.881785	10.471187	5.96%	0	2003
	10.000000	9.881785	-1.18%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.802072	12.854611	8.92%	17,508	2010
	10.088008	11.802072	16.99%	31,665	2009
	13.375677	10.088008	-24.58%	12,091	2008
	12.892538	13.375677	3.75%	26,550	2007
	11.789697	12.892538	9.35%	26,513	2006
	11.396138	11.789697	3.45%	17,472	2005
	10.594686	11.396138	7.56%	16,193	2004
	8.986775	10.594686	17.89%	13,030	2003
	10.000000	8.986775	-10.13%	1,951	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.863738	13.145555	10.80%	10,998	2010
	9.712156	11.863738	22.15%	2,389	2009
	14.415677	9.712156	-32.63%	1,591	2008
	13.830716	14.415677	4.23%	9,991	2007
	12.295645	13.830716	12.48%	10,743	2006
	11.693395	12.295645	5.15%	9,649	2005
	10.623053	11.693395	10.08%	8,622	2004
	8.541750	10.623053	24.37%	7,753	2003
	10.000000	8.541750	-14.58%	6,174	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.872501	12.651820	6.56%	606	2010
	10.553393	11.872501	12.50%	606	2009
	12.650005	10.553393	-16.57%	7,350	2008
	12.170043	12.650005	3.94%	7,982	2007
	11.429780	12.170043	6.48%	8,694	2006
	11.139003	11.429780	2.61%	14,768	2005
	10.585351	11.139003	5.23%	13,897	2004
	9.480584	10.585351	11.65%	1,301	2003
	10.000000	9.480584	-5.19%	78	2002*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.481668	20.426087	23.93%	2,695	2010
	12.272830	16.481668	34.29%	4,537	2009
	19.670901	12.272830	-37.61%	3,267	2008
	18.625430	19.670901	5.61%	2,844	2007
	17.259099	18.625430	7.92%	3,366	2006
	15.677646	17.259099	10.09%	4,520	2005
	13.794761	15.677646	13.65%	4,018	2004
	10.432365	13.794761	32.23%	2,935	2003
	12.543420	10.432365	-16.83%	2,440	2002
	12.943788	12.543420	-3.09%	1,550	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.017294	10.819000	-1.80%	9,153	2010
	11.214533	11.017294	-1.76%	15,608	2009
	11.190282	11.214533	0.22%	12,352	2008
	10.875311	11.190282	2.90%	9,329	2007
	10.594160	10.875311	2.65%	8,876	2006
	10.507467	10.594160	0.83%	9,448	2005
	10.613949	10.507467	-1.00%	6,615	2004
	10.741301	10.613949	-1.19%	28,630	2003
	10.807263	10.741301	-0.61%	26,085	2002
	10.623647	10.807263	1.73%	4,124	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.405083	14.557591	8.60%	1,116	2010
	10.975002	13.405083	22.14%	2,817	2009
	13.512748	10.975002	-18.78%	3,342	2008
	13.153432	13.512748	2.73%	3,287	2007
	12.775749	13.153432	2.96%	3,310	2006
	12.731721	12.775749	0.35%	4,125	2005
	12.169900	12.731721	4.62%	2,289	2004
	11.053628	12.169900	10.10%	1,846	2003
	10.499466	11.053628	5.28%	788	2002
	10.263086	10.499466	2.30%	177	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.415023	15.036160	12.08%	0	2010
	10.000000	13.415023	34.15%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.128943	9.103248	11.99%	1,525	2010
	6.066225	8.128943	34.00%	1,642	2009
	10.000000	6.066225	-39.34%	0	2008*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.621346	15.236010	4.20%	409	2010
	11.467656	14.621346	27.50%	1,266	2009
	21.760856	11.467656	-47.30%	1,162	2008
	21.530815	21.760856	1.07%	1,149	2007
	17.861451	21.530815	20.54%	818	2006
	16.231410	17.861451	10.04%	120	2005
	13.744111	16.231410	18.10%	0	2004
	10.000000	13.744111	37.44%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.013096	9.089459	13.43%	1,802	2010
	6.287665	8.013096	27.44%	1,341	2009
	10.000000	6.287665	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	8.688406	10.72%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.847341	8.688406	10.72%	0	2010
	6.271938	7.847341	25.12%	0	2009
	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.744457	9.644813	24.54%	7,456	2010
	6.203827	7.744457	24.83%	8,307	2009
	10.000000	6.203827	-37.96%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.553700	10.048939	17.48%	5,873	2010
	6.676263	8.553700	28.12%	8,412	2009
	10.000000	6.676263	-33.24%	0	2008*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.723635	13.210669	23.19%	1,899	2010
	8.567481	10.723635	25.17%	2,112	2009
	16.283784	8.567481	-47.39%	211	2008
	15.110570	16.283784	7.76%	209	2007
	14.908742	15.110570	1.35%	418	2006
	14.044827	14.908742	6.15%	466	2005
	12.610421	14.044827	11.37%	480	2004
	9.564082	12.610421	31.85%	468	2003
	14.599711	9.564082	-34.49%	413	2002
	16.676873	14.599711	-12.46%	138	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.960595	22.330013	24.33%	3,923	2010
	14.491008	17.960595	23.94%	6,328	2009
	21.750368	14.491008	-33.38%	2,366	2008
	23.791636	21.750368	-8.58%	2,572	2007
	20.654581	23.791636	15.19%	3,440	2006
	20.405024	20.654581	1.22%	3,634	2005
	17.714566	20.405024	15.19%	3,816	2004
	11.500284	17.714566	54.04%	4,144	2003
	16.079016	11.500284	-28.48%	2,419	2002
	12.765722	16.079016	25.95%	1,113	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.754900	21.850232	23.07%	3,175	2010
	13.422488	17.754900	32.28%	4,829	2009
	22.114229	13.422488	-39.30%	4,143	2008
	22.051693	22.114229	0.28%	3,285	2007
	20.042046	22.051693	10.03%	3,505	2006
	18.170195	20.042046	10.30%	3,458	2005
	15.545919	18.170195	16.88%	3,021	2004
	11.226240	15.545919	38.48%	2,342	2003
	13.828616	11.226240	-18.82%	1,083	2002
	15.095906	13.828616	-8.39%	79	2001

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.976905	8.886996	11.41%	3,240	2010
	6.441991	7.976905	23.83%	3,551	2009
	11.224821	6.441991	-42.61%	3,348	2008
	10.567157	11.224821	6.22%	2,674	2007
	9.469764	10.567157	11.59%	3,051	2006
	8.974942	9.469764	5.51%	3,005	2005
	8.327394	8.974942	7.78%	2,928	2004
	6.650221	8.327394	25.22%	2,560	2003
	8.194278	6.650221	-18.84%	1,977	2002
	9.464087	8.194278	-13.42%	295	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.166841	9.162198	27.84%	5,640	2010
	5.578250	7.166841	28.48%	5,812	2009
	10.000000	5.578250	-44.22%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.332676	10.392235	0.58%	0	2010
	9.823638	10.332676	5.18%	0	2009
	10.000000	9.823638	-1.76%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.760296	10.683098	9.45%	14	2010
	7.951105	9.760296	22.75%	27	2009
	14.547996	7.951105	-45.35%	27	2008
	12.357069	14.547996	17.73%	27	2007
	9.995826	12.357069	23.62%	27	2006
	8.529122	9.995826	17.20%	27	2005
	7.509065	8.529122	13.58%	27	2004
	5.620023	7.509065	33.61%	27	2003
	7.670769	5.620023	-26.73%	129	2002
	9.622318	7.670769	-20.28%	14	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.574907	19.219778	9.36%	0	2010
	14.317833	17.574907	22.75%	0	2009
	26.190114	14.317833	-45.33%	0	2008
	22.238058	26.190114	17.77%	0	2007
	17.998693	22.238058	23.55%	0	2006
	15.357660	17.998693	17.20%	0	2005
	13.520940	15.357660	13.58%	0	2004
	10.000000	13.520940	35.21%	70	2003*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.902691	13.785567	6.84%	12,403	2010
	10.000000	12.902691	29.03%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.877409	13.448274	4.43%	0	2010
	10.000000	12.877409	28.77%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.801926	8.870012	13.69%	1,000	2010
	6.180472	7.801926	26.24%	1,138	2009
	9.989081	6.180472	-38.13%	2,286	2008
	10.403832	9.989081	-3.99%	1,043	2007
	9.140181	10.403832	13.83%	1,043	2006
	8.928052	9.140181	2.38%	1,043	2005
	7.737628	8.928052	15.38%	825	2004
	5.994918	7.737628	29.07%	800	2003
	8.155563	5.994918	-26.49%	263	2002
	9.455077	8.155563	-13.74%	293	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.684390	10.405763	7.45%	0	2010
	6.823958	9.684390	41.92%	6,919	2009
	12.755450	6.823958	-46.50%	4,306	2008
	11.380298	12.755450	12.08%	3,746	2007
	10.735078	11.380298	6.01%	3,942	2006
	10.400965	10.735078	3.21%	5,772	2005
	9.904568	10.400965	5.01%	6,148	2004
	7.702487	9.904568	28.59%	11,427	2003
	10.724385	7.702487	-28.18%	8,044	2002
	12.493669	10.724385	-14.16%	2,397	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.119752	20.636366	13.89%	1,539	2010
	13.208510	18.119752	37.18%	2,510	2009
	22.491279	13.208510	-41.27%	2,756	2008
	21.540637	22.491279	4.41%	2,284	2007
	18.637621	21.540637	15.58%	1,428	2006
	16.598363	18.637621	12.29%	2,554	2005
	14.180467	16.598363	17.05%	2,579	2004
	10.000000	14.180467	41.80%	2,344	2003*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.239137	12.799061	13.88%	3,883	2010
	8.188452	11.239137	37.26%	4,188	2009
	13.941855	8.188452	-41.27%	1,545	2008
	13.354899	13.941855	4.40%	1,763	2007
	11.554717	13.354899	15.58%	3,271	2006
	10.293133	11.554717	12.26%	4,065	2005
	8.796101	10.293133	17.02%	4,336	2004
	6.262817	8.796101	40.45%	8,752	2003
	8.190803	6.262817	-23.54%	7,343	2002
	9.483571	8.190803	-13.63%	2,645	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.462431	2.773234	12.62%	1,589	2010
	1.978316	2.462431	24.47%	1,265	2009
	9.544396	1.978316	-79.27%	750	2008
	10.000000	9.544396	-4.56%	281	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.649630	2.987382	12.75%	0	2010
	2.153085	2.649630	23.06%	0	2009
	10.280841	2.153085	-79.06%	0	2008
	10.480981	10.280841	-1.91%	0	2007
	10.000000	10.480981	4.81%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.335233	9.503789	14.02%	2,692	2010
	6.616510	8.335233	25.98%	3,312	2009
	10.950812	6.616510	-39.58%	8,143	2008
	10.680162	10.950812	2.53%	6,921	2007
	9.454762	10.680162	12.96%	6,972	2006
	9.084631	9.454762	4.07%	7,061	2005
	8.451640	9.084631	7.49%	7,654	2004
	6.791724	8.451640	24.44%	11,381	2003
	8.517435	6.791724	-20.26%	8,339	2002
	9.655553	8.517435	-11.79%	534	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.957552	9.643515	21.19%	0	2010
	5.906497	7.957552	34.73%	0	2009
	9.674984	5.906497	-38.95%	0	2008
	9.973994	9.674984	-3.00%	0	2007
	10.000000	9.973994	-0.26%	0	2006*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.370223	9.225538	25.17%	1,394	2010
	5.659790	7.370223	30.22%	1,828	2009
	11.316465	5.659790	-49.99%	1,756	2008
	10.838690	11.316465	4.41%	1,560	2007
	10.720007	10.838690	1.11%	1,722	2006
	9.717936	10.720007	10.31%	1,871	2005
	8.262040	9.717936	17.62%	3,214	2004
	6.699002	8.262040	23.33%	3,344	2003
	9.447560	6.699002	-29.09%	3,203	2002
	13.999397	9.447560	-32.51%	1,197	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.834026	11.636134	7.40%	0	2010
	10.000000	10.834026	8.34%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.913226	11.272539	3.29%	1,197	2010
	10.000000	10.913226	9.13%	1,042	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.646116	12.364154	6.17%	0	2010
	10.021075	11.646116	16.22%	0	2009
	10.975751	10.021075	-8.70%	0	2008
	10.102543	10.975751	8.64%	0	2007
	10.000000	10.102543	1.03%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.727338	13.512274	6.17%	0	2010
	11.366143	12.727338	11.98%	0	2009
	11.049753	11.366143	2.86%	0	2008
	10.348633	11.049753	6.78%	0	2007
	10.000000	10.348633	3.49%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.685399	12.360902	27.62%	0	2010
	6.240627	9.685399	55.20%	0	2009
	11.202740	6.240627	-44.29%	0	2008
	10.972788	11.202740	2.10%	0	2007
	10.000000	10.972788	9.73%	0	2006*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series) - Q/NQ	8.806620	10.005079	13.61%	0	2010
	7.490245	8.806620	17.57%	0	2009
	12.379923	7.490245	-39.50%	0	2008
	11.579240	12.379923	6.91%	0	2007
	10.000000	11.579240	15.79%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.545711	9.201330	21.94%	0	2010
	5.337520	7.545711	41.37%	0	2009
	9.054036	5.337520	-41.05%	0	2008
	10.294666	9.054036	-12.05%	0	2007
	10.000000	10.294666	2.95%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.085370	10.949984	8.57%	0	2010
	8.175042	10.085370	23.37%	0	2009
	11.435451	8.175042	-28.51%	0	2008
	10.983055	11.435451	4.12%	0	2007
	10.000000	10.983055	9.83%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.060730	10.376119	14.52%	0	2010
	6.936971	9.060730	30.62%	0	2009
	11.473043	6.936971	-39.54%	0	2008
	11.364523	11.473043	0.95%	0	2007
	10.000000	11.364523	13.65%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.335251	13.982588	13.35%	0	2010
	7.271256	12.335251	69.64%	0	2009
	10.575008	7.271256	-31.24%	0	2008
	10.550892	10.575008	0.23%	0	2007
	10.000000	10.550892	5.51%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.774487	12.896250	19.69%	0	2010
	7.036352	10.774487	53.13%	0	2009
	11.667543	7.036352	-39.69%	0	2008
	10.777697	11.667543	8.26%	0	2007
	10.000000	10.777697	7.78%	0	2006*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.649896	12.319796	15.68%	0	2010
	7.535134	10.649896	41.34%	0	2009
	10.726764	7.535134	-29.75%	0	2008
	10.725035	10.726764	0.02%	0	2007
	10.000000	10.725035	7.25%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.364449	9.408673	27.76%	0	2010
	5.547115	7.364449	32.76%	0	2009
	10.703912	5.547115	-48.18%	0	2008
	10.322697	10.703912	3.69%	0	2007
	10.000000	10.322697	3.23%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.043524	9.213839	14.55%	0	2010
	6.145592	8.043524	30.88%	0	2009
	9.945198	6.145592	-38.21%	0	2008
	10.795843	9.945198	-7.88%	0	2007
	10.000000	10.795843	7.96%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.935763	9.821875	9.92%	0	2010
	7.679231	8.935763	16.36%	0	2009
	12.498518	7.679231	-38.56%	0	2008
	13.522593	12.498518	-7.57%	0	2007
	11.353316	13.522593	19.11%	0	2006
	10.814092	11.353316	4.99%	0	2005
	9.730179	10.814092	11.14%	0	2004
	8.015233	9.730179	21.40%	0	2003
	10.157695	8.015233	-21.09%	0	2002
	10.000000	10.157695	1.58%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.497294	10.723308	12.91%	0	2010
	9.082924	9.497294	25.38%	0	2009
	19.183239	9.082924	-52.65%	0	2008
	14.469891	19.183239	32.57%	0	2007
	14.269120	14.469891	1.41%	0	2006
	12.703112	14.269120	12.33%	0	2005
	11.037985	12.703112	15.09%	0	2004
	8.230449	11.037985	34.11%	0	2003
	10.179677	7.871584	-22.67%	0	2002
	10.000000	10.179677	1.80%	0	2001*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.509110	5.09%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.199504	10.731570	5.22%	0	2010
	9.472787	10.199504	7.67%	0	2009
	10.742730	9.472787	-11.82%	0	2008
	10.374930	10.742730	3.55%	0	2007
	10.000000	10.374930	3.75%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.835133	27.842587	7.77%	65	2010
	20.204745	25.835133	27.87%	69	2009
	24.199486	20.204745	-16.51%	69	2008
	23.134279	24.199486	4.60%	69	2007
	21.259551	23.134279	8.82%	69	2006
	19.285453	21.259551	10.24%	69	2005
	17.843487	19.285453	8.08%	126	2004
	14.210605	17.843487	25.56%	132	2003
	13.249217	14.210605	7.26%	5	2002
	12.255588	13.249217	8.11%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.466998	12.938581	3.78%	0	2010
	9.579366	12.466998	30.14%	0	2009
	17.616955	9.579366	-45.62%	0	2008
	15.657178	17.616955	12.52%	0	2007
	12.741006	15.657178	22.89%	0	2006
	11.680936	12.741006	9.08%	0	2005
	10.132996	11.680936	15.28%	0	2004
	8.098223	10.132996	25.13%	0	2003
	10.000000	8.098223	-19.02%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.865327	27.240578	24.58%	26	2010
	10.433966	21.865327	109.56%	39	2009
	30.145047	10.433966	-65.39%	25	2008
	22.316740	30.145047	35.08%	97	2007
	16.285932	22.316740	37.03%	23	2006
	12.576135	16.285932	29.50%	22	2005
	10.000000	12.576135	25.76%	2	2004*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.600130	33.133041	24.56%	52	2010
	12.706367	26.600130	109.34%	52	2009
	36.740680	12.706367	-65.42%	52	2008
	27.189894	36.740680	35.13%	52	2007
	19.848229	27.189894	36.99%	52	2006
	15.311576	19.848229	29.63%	52	2005
	12.385431	15.311576	23.63%	69	2004
	8.179648	12.385431	51.42%	71	2003
	8.578684	8.179648	-4.65%	64	2002
	8.898173	8.578684	-3.59%	0	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.470902	33.599840	26.93%	590	2010
	17.102035	26.470902	54.78%	509	2009
	32.310630	17.102035	-47.07%	444	2008
	22.642532	32.310630	42.70%	72	2007
	18.513628	22.642532	22.30%	0	2006
	12.433770	18.513628	48.90%	0	2005
	10.000000	12.433770	24.34%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	33.802479	42.899206	26.91%	11	2010
	21.850504	33.802479	54.70%	11	2009
	41.303184	21.850504	-47.10%	11	2008
	28.938622	41.303184	42.73%	11	2007
	23.670159	28.938622	22.26%	11	2006
	15.891131	23.670159	48.95%	11	2005
	13.026159	15.891131	21.99%	11	2004
	9.161589	13.026159	42.18%	11	2003
	9.601688	9.161589	-4.58%	11	2002
	10.919321	9.601688	-12.07%	11	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.209640	11.263636	10.32%	0	2010
	8.182483	10.209640	24.77%	0	2009
	13.411082	8.182483	-38.99%	0	2008
	12.421990	13.411082	7.96%	0	2007
	11.126782	12.421990	11.64%	0	2006
	10.418855	11.126782	6.79%	0	2005
	9.674671	10.418855	7.69%	0	2004
	7.299299	9.674671	32.54%	0	2003
	9.709589	7.299299	-24.82%	0	2002
	9.857327	9.709589	-1.50%	0	2001

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.042699	16.237206	24.49%	95	2010
	10.000000	13.042699	30.43%	0	2009*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.744163	17.077086	24.25%	6,048	2010
	9.815977	13.744163	40.02%	6,744	2009
	15.565714	9.815977	-36.94%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.817719	12.192913	3.17%	3,245	2010
	10.924545	11.817719	8.18%	3,245	2009
	11.310137	10.924545	-3.41%	3,642	2008
	10.525212	11.310137	7.46%	3,245	2007
	10.555501	10.525212	-0.29%	363	2006
	10.588445	10.555501	-0.31%	363	2005
	10.195584	10.588445	3.85%	0	2004
	10.000000	10.195584	1.96%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.244060	9.236366	12.04%	2,910	2010
	7.112360	8.244060	15.91%	2,921	2009
	11.078262	7.112360	-35.80%	6,127	2008
	11.295856	11.078262	-1.93%	4,174	2007
	9.828663	11.295856	14.93%	4,026	2006
	9.570180	9.828663	2.70%	3,709	2005
	8.629328	9.570180	10.90%	3,879	2004
	6.796758	8.629328	26.96%	4,928	2003
	8.588758	6.796758	-20.86%	1,310	2002
	9.549358	8.588758	-10.06%	166	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.511133	11.688294	11.20%	0	2010
	8.006018	10.511133	31.29%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.002340	11.707662	17.05%	5,471	2010
	7.842445	10.002340	27.54%	5,807	2009
	10.562111	7.842445	-25.75%	4,017	2008
	11.016278	10.562111	-4.12%	0	2007
	10.000000	11.016278	10.16%	0	2006*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.966690	14.435313	11.33%	0	2010
	11.021790	12.966690	17.65%	7,781	2009
	15.336408	11.021790	-28.13%	11,987	2008
	16.473582	15.336408	-6.90%	7,819	2007
	14.144675	16.473582	16.46%	8,075	2006
	13.719851	14.144675	3.10%	7,176	2005
	12.225996	13.719851	12.22%	6,434	2004
	9.659067	12.225996	26.58%	3,648	2003
	11.262728	9.659067	-14.24%	2,441	2002
	10.171958	11.262728	10.72%	565	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.027073	12.956952	7.73%	17,840	2010
	10.000000	12.027073	20.27%	14,727	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.098541	11.124252	10.16%	0	2010
	10.000000	10.098541	0.99%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.826287	12.162591	12.34%	37	2010
	10.000000	10.826287	8.26%	37	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.758756	14.522217	23.50%	2,316	2010
	9.582316	11.758756	22.71%	2,987	2009
	14.132023	9.582316	-32.19%	2,619	2008
	14.494829	14.132023	-2.50%	2,450	2007
	12.907223	14.494829	12.30%	2,553	2006
	12.262762	12.907223	5.26%	2,421	2005
	10.250496	12.262762	19.63%	2,248	2004
	7.579801	10.250496	35.23%	1,638	2003
	10.000000	7.579801	-24.20%	585	2002*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.891696	7.766478	12.69%	29	2010
	5.249563	6.891696	31.28%	29	2009
	8.156561	5.249563	-35.64%	29	2008
	7.710805	8.156561	5.78%	29	2007
	7.193852	7.710805	7.19%	0	2006
	7.073307	7.193852	1.70%	0	2005
	6.785209	7.073307	4.25%	0	2004
	5.486341	6.785209	23.67%	0	2003
	7.867141	5.486341	-30.26%	95	2002
	10.353934	7.867141	-24.02%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.942550	8.952472	12.72%	12,150	2010
	6.405432	7.942550	24.00%	13,871	2009
	10.382725	6.405432	-38.31%	12,550	2008
	10.051278	10.382725	3.30%	12,627	2007
	8.866104	10.051278	13.37%	12,629	2006
	8.627936	8.866104	2.76%	10,932	2005
	7.945117	8.627936	8.59%	14,280	2004
	6.306075	7.945117	25.99%	10,668	2003
	8.275796	6.306075	-23.80%	6,296	2002
	9.602483	8.275796	-13.82%	1,063	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.066422	10.261897	13.19%	631	2010
	7.537015	9.066422	20.29%	1,805	2009
	10.900493	7.537015	-30.86%	694	2008
	10.367598	10.900493	5.14%	432	2007
	9.068240	10.367598	14.33%	526	2006
	8.851164	9.068240	2.45%	577	2005
	8.584782	8.851164	3.10%	464	2004
	7.218359	8.584782	18.93%	507	2003
	8.830538	7.218359	-18.26%	234	2002
	9.921665	8.830538	-11.00%	1,742	2001

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.565333	14.932976	2.52%	0	2010
	11.330451	14.565333	28.55%	0	2009
	18.418331	11.330451	-38.48%	0	2008
	18.018959	18.418331	2.22%	0	2007
	14.973845	18.018959	20.34%	0	2006
	13.634166	14.973845	9.83%	0	2005
	11.573682	13.634166	17.80%	0	2004
	8.647677	11.573682	33.84%	0	2003
	10.038201	8.647677	-13.85%	0	2002
	10.000000	10.038201	0.38%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.355284	10.755418	28.73%	0	2010
	6.754185	8.355284	23.71%	0	2009
	11.027244	6.754185	-38.75%	0	2008
	12.633566	11.027244	-12.71%	0	2007
	12.403446	12.633566	1.86%	0	2006
	11.943679	12.403446	3.85%	0	2005
	10.929322	11.943679	9.28%	0	2004
	8.455521	10.929322	29.26%	0	2003
	10.652198	8.455521	-20.62%	0	2002
	10.000000	10.652198	6.52%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.197285	15.119760	6.50%	9,091	2010
	12.010447	14.197285	18.21%	9,196	2009
	13.198743	12.010447	-9.00%	10,608	2008
	12.761809	13.198743	3.42%	11,540	2007
	12.483117	12.761809	2.23%	12,292	2006
	12.554867	12.483117	-0.57%	10,915	2005
	12.344640	12.554867	1.70%	9,356	2004
	12.018959	12.344640	2.71%	7,583	2003
	11.202838	12.018959	7.28%	3,776	2002
	10.568127	11.202838	6.01%	435	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.007057	11.073066	10.65%	0	2010
	8.212187	10.007057	21.86%	0	2009
	11.167536	8.212187	-26.46%	94	2008
	10.473636	11.167536	6.63%	0	2007
	10.000000	10.473636	4.74%	0	2006*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.470323	10.644945	12.40%	2,579	2010
	7.492699	9.470323	26.39%	2,261	2009
	11.345419	7.492699	-33.96%	0	2008
	10.493549	11.345419	8.12%	0	2007
	10.000000	10.493549	4.94%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.994380	10.240581	13.86%	0	2010
	6.973800	8.994380	28.97%	0	2009
	11.474582	6.973800	-39.22%	0	2008
	10.513625	11.474582	9.14%	0	2007
	10.000000	10.513625	5.14%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	12.222989	14.049585	14.94%	0	2010
	9.179512	12.222989	33.16%	22,885	2009
	16.298239	9.179512	-43.68%	19,049	2008
	14.132679	16.298239	15.32%	11,668	2007
	12.902914	14.132679	9.53%	13,216	2006
	11.249973	12.902914	14.69%	12,165	2005
	9.937601	11.249973	13.21%	17,802	2004
	7.888206	9.937601	25.98%	16,064	2003
	8.873298	7.888206	-11.10%	3,996	2002
	10.316947	8.873298	-13.99%	303	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.654783	10.122138	16.95%	17,806	2010
	5.975291	8.654783	44.84%	17,507	2009
	13.352825	5.975291	-55.25%	424	2008
	9.341954	13.352825	42.93%	422	2007
	10.000000	9.341954	-6.58%	393	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.162336	10.349822	12.96%	13,784	2010
	7.179087	9.162336	27.63%	12,535	2009
	12.766716	7.179087	-43.77%	15,005	2008
	12.826841	12.766716	-0.47%	13,483	2007
	10.882666	12.826841	17.86%	13,265	2006
	10.483561	10.882666	3.81%	12,712	2005
	9.589583	10.483561	9.32%	21,957	2004
	7.502801	9.589583	27.81%	20,904	2003
	9.209865	7.502801	-18.54%	3,632	2002
	9.887701	9.209865	-6.86%	0	2001

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.803174	7.043246	21.37%	0	2010
	4.057481	5.803174	43.02%	51	2009
	9.199471	4.057481	-55.89%	51	2008
	7.618322	9.199471	20.75%	51	2007
	7.370812	7.618322	3.36%	0	2006
	6.898042	7.370812	6.85%	0	2005
	6.564618	6.898042	5.08%	819	2004
	5.158219	6.564618	27.27%	819	2003
	6.730718	5.158219	-23.36%	428	2002
	8.015802	6.730718	-16.03%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.919392	8.425317	21.76%	10,998	2010
	5.501308	6.919392	25.78%	11,590	2009
	10.622879	5.501308	-48.21%	11,654	2008
	8.531643	10.622879	24.51%	10,311	2007
	8.143786	8.531643	4.76%	8,582	2006
	7.851401	8.143786	3.72%	6,883	2005
	7.746584	7.851401	1.35%	5,494	2004
	5.943919	7.746584	30.33%	4,777	2003
	8.676331	5.943919	-31.49%	1,889	2002
	10.745932	8.676331	-19.26%	1,946	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.924303	11.083838	11.68%	1,212	2010
	7.032682	9.924303	41.12%	1,622	2009
	9.561872	7.032682	-26.45%	2,197	2008
	9.490940	9.561872	0.75%	2,593	2007
	8.697158	9.490940	9.13%	3,105	2006
	8.642570	8.697158	0.63%	2,984	2005
	8.043859	8.642570	7.44%	1,815	2004
	6.454537	8.043859	24.62%	2,163	2003
	6.346563	6.454537	1.70%	620	2002
	7.340109	6.346563	-13.54%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.155482	11.329502	11.56%	1,512	2010
	7.188666	10.155482	41.27%	1,107	2009
	9.762868	7.188666	-26.37%	1,915	2008
	10.000000	9.762868	-2.37%	239	2007

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.674567	12.338579	5.69%	541	2010
	10.282839	11.674567	13.53%	3,521	2009
	10.839265	10.282839	-5.13%	671	2008
	10.598317	10.839265	2.27%	888	2007
	10.352376	10.598317	2.38%	1,752	2006
	10.332038	10.352376	0.20%	1,729	2005
	10.090942	10.332038	2.39%	0	2004
	10.000000	10.090942	0.91%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.080948	11.471455	26.32%	11,938	2010
	6.607911	9.080948	37.43%	13,882	2009
	11.129989	6.607911	-40.63%	5,991	2008
	9.820078	11.129989	13.34%	1,214	2007
	10.000000	9.820078	-1.80%	318	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.410369	11.545522	10.90%	37	2010
	8.388788	10.410369	24.10%	37	2009
	15.226259	8.388788	-44.91%	37	2008
	13.237106	15.226259	15.03%	37	2007
	11.433861	13.237106	15.77%	47	2006
	9.791143	11.433861	16.78%	47	2005
	8.790049	9.791143	11.39%	47	2004
	6.253645	8.790049	40.56%	47	2003
	7.998921	6.253645	-21.82%	47	2002
	10.353122	7.998921	-22.74%	49	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.823953	14.224464	10.92%	3,597	2010
	10.329405	12.823953	24.15%	2,751	2009
	18.752944	10.329405	-44.92%	4,533	2008
	16.300494	18.752944	15.05%	2,438	2007
	14.079590	16.300494	15.77%	2,411	2006
	12.061524	14.079590	16.73%	2,498	2005
	10.827465	12.061524	11.40%	1,904	2004
	7.700598	10.827465	40.61%	1,465	2003
	10.000000	7.700598	-22.99%	360	2002*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.318404	14.048115	24.12%	781	2010
	7.326550	11.318404	54.48%	1,115	2009
	15.289625	7.326550	-52.08%	1,291	2008
	14.753265	15.289625	3.64%	836	2007
	12.935368	14.753265	14.05%	1,052	2006
	12.850199	12.935368	0.66%	1,007	2005
	11.485789	12.850199	11.88%	1,256	2004
	7.416124	11.485789	54.88%	560	2003
	10.000000	7.416124	-25.84%	709	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.365402	11.463051	10.59%	19,013	2010
	7.788371	10.365402	33.09%	18,949	2009
	11.280782	7.788371	-30.96%	197	2008
	11.078363	11.280782	1.83%	197	2007
	10.000000	11.078363	10.78%	197	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.079637	10.168416	25.85%	1,365	2010
	6.373639	8.079637	26.77%	555	2009
	9.695006	6.373639	-34.26%	4,775	2008
	10.119630	9.695006	-4.20%	472	2007
	10.000000	10.119630	1.20%	267	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.403837	9.094250	8.22%	10,805	2010
	6.573599	8.403837	27.84%	10,771	2009
	10.000000	6.573599	-34.26%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.567577	12.188834	15.34%	526	2010
	6.236698	10.567577	69.44%	457	2009
	13.426545	6.236698	-53.55%	499	2008
	10.630304	13.426545	26.30%	314	2007
	10.000000	10.630304	6.30%	382	2006*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.839382	14.761944	6.67%	0	2010
	10.266522	13.839382	34.80%	0	2009
	17.502483	10.266522	-41.34%	0	2008
	15.402305	17.502483	13.64%	0	2007
	12.894056	15.402305	19.45%	0	2006
	11.890682	12.894056	8.44%	0	2005
	10.191325	11.890682	16.67%	0	2004
	7.833317	10.191325	30.10%	0	2003
	10.000000	7.833317	-21.67%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.655608	10.273825	6.40%	9,507	2010
	7.170387	9.655608	34.66%	9,180	2009
	12.256440	7.170387	-41.50%	0	2008
	10.817756	12.256440	13.30%	0	2007
	10.000000	10.817756	8.18%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.776354	15.465951	12.26%	22,427	2010
	11.826102	13.776354	16.49%	23,094	2009
	11.344857	11.826102	4.24%	4,384	2008
	10.411202	11.344857	8.97%	364	2007
	10.000000	10.411202	4.11%	153	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.304278	3.04%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.278617	12.79%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.357342	9.473393	13.35%	0	2010
	7.032480	8.357342	18.84%	0	2009
	12.459934	7.032480	-43.56%	0	2008
	11.334382	12.459934	9.93%	0	2007
	10.863079	11.334382	4.34%	0	2006
	10.168701	10.863079	6.83%	0	2005
	9.716536	10.168701	4.65%	0	2004
	7.643214	9.716536	27.13%	0	2003
	10.294969	7.643214	-25.76%	0	2002
	10.000000	10.294969	2.95%	0	2001*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.496494	9.607477	13.08%	0	2010
	7.170938	8.496494	18.49%	0	2009
	12.734684	7.170938	-43.69%	0	2008
	11.613431	12.734684	9.65%	0	2007
	11.155908	11.613431	4.10%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.572814	12.294294	16.28%	0	2010
	7.586506	10.572814	39.36%	0	2009
	14.620029	7.586506	-48.11%	0	2008
	13.475663	14.620029	8.49%	0	2007
	11.809212	13.475663	14.11%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.665777	12.544193	7.53%	0	2010
	9.264115	11.665777	25.92%	0	2009
	13.511680	9.264115	-31.44%	0	2008
	12.734158	13.511680	6.11%	0	2007
	11.116700	12.734158	14.55%	0	2006
	10.754323	11.116700	3.37%	0	2005
	10.055171	10.754323	6.95%	0	2004
	8.233811	10.055171	22.12%	0	2003
	9.937767	8.233811	-17.15%	0	2002
	10.000000	9.937767	-0.62%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.257889	10.601113	3.35%	0	2010
	8.185807	10.257889	25.31%	0	2009
	11.684331	8.185807	-29.94%	0	2008
	10.643909	11.684331	9.77%	0	2007
	10.000000	10.643909	6.44%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.264923	9.532879	15.34%	0	2010
	6.402280	8.264923	29.09%	0	2009
	11.784860	6.402280	-45.67%	0	2008
	12.712438	11.784860	-7.30%	0	2007
	10.000000	12.712438	27.12%	0	2006*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	16.026178	17.753318	10.78%	0	2010
	12.073277	16.026178	32.74%	0	2009
	20.632839	12.073277	-41.49%	0	2008
	18.326243	20.632839	12.59%	0	2007
	14.559822	18.326243	25.87%	0	2006
	12.578333	14.559822	15.75%	0	2005
	10.334474	12.578333	21.71%	0	2004
	8.158176	10.334474	26.68%	0	2003
	10.000000	8.158176	-18.42%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.565724	21.936664	6.67%	4,513	2010
	10.000000	20.565724	22.73%	3,938	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.703155	9.095713	4.51%	24,991	2010
	6.072758	8.703155	43.31%	25,342	2009
	11.110577	6.072758	-45.34%	5,110	2008
	8.285621	11.110577	34.09%	4,841	2007
	7.736129	8.285621	7.10%	4,680	2006
	7.002249	7.736129	10.48%	4,201	2005
	6.047553	7.002249	15.79%	4,728	2004
	5.124576	6.047553	18.01%	4,134	2003
	6.210517	5.124576	-17.49%	2,352	2002
	8.095727	6.210517	-23.29%	863	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.862400	14.497733	22.22%	1,145	2010
	7.693437	11.862400	54.19%	692	2009
	13.971865	7.693437	-44.94%	1,521	2008
	11.692893	13.971865	19.49%	1,225	2007
	11.036415	11.692893	5.95%	1,033	2006
	10.099797	11.036415	9.27%	816	2005
	10.204923	10.099797	-1.03%	600	2004
	7.066388	10.204923	44.41%	366	2003
	10.000000	7.066388	-29.34%	111	2002*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.837489	4.685473	22.10%	107	2010
	2.491965	3.837489	53.99%	121	2009
	4.531733	2.491965	-45.01%	121	2008
	3.794312	4.531733	19.43%	121	2007
	3.584998	3.794312	5.84%	14	2006
	3.274176	3.584998	9.49%	14	2005
	3.317116	3.274176	-1.29%	14	2004
	2.307249	3.317116	43.77%	14	2003
	3.979883	2.307249	-42.03%	14	2002
	6.469900	3.979883	-38.49%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.940609	28.152648	22.72%	8,817	2010
	13.052178	22.940609	75.76%	9,877	2009
	27.827806	13.052178	-53.10%	3,302	2008
	22.139650	27.827806	25.69%	3,044	2007
	15.375719	22.139650	43.99%	3,011	2006
	11.865467	15.375719	29.58%	2,482	2005
	10.183619	11.865467	16.52%	2,274	2004
	7.711350	10.183619	32.06%	1,929	2003
	10.000000	7.711350	-22.89%	1,072	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.217861	16.219259	22.71%	93	2010
	7.520395	13.217861	75.76%	101	2009
	16.040187	7.520395	-53.12%	101	2008
	12.766913	16.040187	25.64%	101	2007
	8.870508	12.766913	43.93%	8	2006
	6.849407	8.870508	29.51%	8	2005
	5.879751	6.849407	16.49%	8	2004
	4.452769	5.879751	32.05%	8	2003
	6.110859	4.452769	-27.13%	8	2002
	8.132240	6.110859	-24.86%	66	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.430608	13.850731	21.17%	1,073	2010
	9.192039	11.430608	24.35%	168	2009
	14.022010	9.192039	-34.45%	403	2008
	13.945589	14.022010	0.55%	455	2007
	12.159921	13.945589	14.68%	525	2006
	11.343422	12.159921	7.20%	579	2005
	10.000000	11.343422	13.43%	358	2004*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.852225	12.937903	9.16%	8,074	2010
	9.861580	11.852225	20.19%	7,802	2009
	14.939269	9.861580	-33.99%	6,178	2008
	14.148020	14.939269	5.59%	386	2007
	11.961171	14.148020	18.28%	315	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.709979	7.10%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.765040	10.090938	3.34%	197	2010
	8.779082	9.765040	11.23%	175	2009
	10.332070	8.779082	-15.03%	216	2008
	10.048400	10.332070	2.82%	403	2007
	9.824455	10.048400	2.28%	1,123	2006
	9.866712	9.824455	-0.43%	1,092	2005
	9.974965	9.866712	-1.09%	538	2004
	10.000000	9.974965	-0.25%	293	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.728095	11.420813	17.40%	0	2010
	8.074258	9.728095	20.48%	0	2009
	13.591960	8.074258	-40.60%	0	2008
	13.778654	13.591960	-1.35%	0	2007
	13.337218	13.778654	3.31%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.656892	12.850531	20.58%	0	2010
	8.261487	10.656892	28.99%	0	2009
	13.900153	8.261487	-40.57%	0	2008
	13.161539	13.900153	5.61%	0	2007
	11.792951	13.161539	11.61%	0	2006
	11.243582	11.792951	4.89%	0	2005
	10.000000	11.243582	12.44%	0	2004*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.806528	5.625714	17.04%	0	2010
	3.669030	4.806528	31.00%	0	2009
	6.099045	3.669030	-39.84%	0	2008
	5.198573	6.099045	17.32%	178	2007
	4.988617	5.198573	4.21%	0	2006
	4.772161	4.988617	4.54%	0	2005
	4.495423	4.772161	6.16%	0	2004
	3.450405	4.495423	30.29%	0	2003
	4.932123	3.450405	-30.04%	0	2002
	6.993410	4.932123	-29.47%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.408940	13.819402	11.37%	16,035	2010
	10.000000	12.408940	24.09%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.068158	9.970101	9.95%	0	2010
	7.486222	9.068158	21.13%	0	2009
	10.861614	7.486222	-31.08%	0	2008
	10.427094	10.861614	4.17%	0	2007
	10.000000	10.427094	4.27%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.243901	10.656705	4.03%	291	2010
	9.306266	10.243901	10.08%	455	2009
	10.520262	9.306266	-11.54%	325	2008
	10.409221	10.520262	1.07%	192	2007
	10.000000	10.409221	4.09%	151	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.060622	10.990536	9.24%	178	2010
	7.238672	10.060622	38.98%	178	2009
	12.019214	7.238672	-39.77%	178	2008
	10.708700	12.019214	12.24%	355	2007
	10.000000	10.708700	7.09%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.384221	9.726409	16.01%	11,789	2010
	6.155155	8.384221	36.21%	11,220	2009
	11.241811	6.155155	-45.25%	1,196	2008
	10.236847	11.241811	9.82%	287	2007
	10.000000	10.236847	2.37%	287	2006*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.617747	8.297526	8.92%	0	2010
	5.938710	7.617747	28.27%	0	2009
	9.769577	5.938710	-39.21%	0	2008
	10.000000	9.769577	-2.30%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.080698	14.527662	11.06%	2,317	2010
	9.128208	13.080698	43.30%	2,482	2009
	12.915318	9.128208	-29.32%	2,011	2008
	12.760089	12.915318	1.22%	1,506	2007
	11.753622	12.760089	8.56%	1,945	2006
	11.696138	11.753622	0.49%	1,949	2005
	10.823716	11.696138	8.06%	3,771	2004
	9.018929	10.823716	20.01%	3,233	2003
	8.901799	9.018929	1.32%	1,081	2002
	8.703574	8.901799	2.28%	118	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.578896	12.860404	11.07%	1,419	2010
	8.075684	11.578896	43.38%	1,827	2009
	11.443376	8.075684	-29.43%	2,304	2008
	11.302178	11.443376	1.25%	1,287	2007
	10.411135	11.302178	8.56%	1,521	2006
	10.000000	10.411135	4.11%	1,659	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.683622	8.718588	13.47%	4,485	2010
	5.117943	7.683622	50.13%	3,152	2009
	10.000000	5.117943	-48.82%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.877335	9.554930	21.30%	0	2010
	6.101676	7.877335	29.10%	0	2009
	10.000000	6.101676	-38.98%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.031170	9.061628	12.83%	0	2010
	6.333434	8.031170	26.81%	0	2009
	10.000000	6.333434	-36.67%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.278998	10.055121	8.36%	0	2010
	7.889996	9.278998	17.60%	0	2009
	10.000000	7.889996	-21.10%	0	2008*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.738475	9.639496	10.31%	0	2010
	7.170498	8.738475	21.87%	0	2009
	10.000000	7.170498	-28.30%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.023671	10.507326	4.83%	0	2010
	9.036060	10.023671	10.93%	0	2009
	10.000000	9.036060	-9.64%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.009172	9.848044	9.31%	0	2010
	7.526994	9.009172	19.69%	0	2009
	10.000000	7.526994	-24.73%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.458991	9.407764	11.22%	0	2010
	6.808767	8.458991	24.24%	0	2009
	10.000000	6.808767	-31.91%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.550512	10.220701	7.02%	289	2010
	8.268590	9.550512	15.50%	289	2009
	10.000000	8.268590	-17.31%	289	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.487319	11.019685	5.08%	1,139	2010
	9.822155	10.487319	6.77%	702	2009
	10.000000	9.822155	-1.78%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.206811	11.892035	6.11%	0	2010
	9.806200	11.206811	14.28%	0	2009
	10.000000	9.806200	-1.94%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.410437	24.414007	14.03%	0	2010
	13.357013	21.410437	60.29%	0	2009
	32.221287	13.357013	-58.55%	0	2008
	22.552260	32.221287	42.87%	0	2007
	16.805347	22.552260	34.20%	0	2006
	12.908099	16.805347	30.19%	0	2005
	10.891929	12.908099	18.51%	0	2004
	6.714603	10.891929	62.21%	0	2003
	8.070402	6.714603	-16.80%	0	2002
	8.673124	8.070402	-6.95%	0	2001

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.812346	27.161972	14.07%	7,895	2010
	14.839949	23.812346	60.46%	8,374	2009
	35.856138	14.839949	-58.61%	3,504	2008
	25.101651	35.856138	42.84%	1,134	2007
	18.715146	25.101651	34.12%	748	2006
	14.373091	18.715146	30.21%	985	2005
	12.126779	14.373091	18.52%	550	2004
	7.477857	12.126779	62.17%	491	2003
	10.000000	7.477857	-25.22%	89	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.401164	14.810669	2.84%	9,284	2010
	14.288448	14.401164	0.79%	8,804	2009
	13.514461	14.288448	5.73%	13,716	2008
	12.850643	13.514461	5.17%	6,348	2007
	12.668885	12.850643	1.43%	5,644	2006
	12.499088	12.668885	1.36%	6,619	2005
	12.332360	12.499088	1.35%	12,852	2004
	12.318429	12.332360	0.11%	13,157	2003
	11.308475	12.318429	8.93%	10,320	2002
	10.743338	11.308475	5.26%	985	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.054098	11.179837	11.20%	0	2010
	7.896558	10.054098	27.32%	0	2009
	14.915036	7.896558	-47.06%	0	2008
	11.952891	14.915036	24.78%	0	2007
	9.158393	11.952891	30.51%	0	2006
	7.165696	9.158393	27.81%	0	2005
	6.393266	7.165696	12.08%	0	2004
	4.802762	6.393266	33.12%	0	2003
	6.447625	4.802762	-25.51%	0	2002
	9.208243	6.447625	-29.98%	0	2001

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.179789	17.988094	11.18%	920	2010
	12.712695	16.179789	27.27%	1,318	2009
	24.004264	12.712695	-47.04%	6,051	2008
	19.236540	24.004264	24.78%	953	2007
	14.740766	19.236540	30.50%	1,151	2006
	11.536563	14.740766	27.77%	719	2005
	10.278685	11.536563	12.24%	874	2004
	7.738127	10.278685	32.83%	2	2003
	10.000000	7.738127	-22.62%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.195706	8.639344	5.41%	313	2010
	6.492680	8.195706	26.23%	313	2009
	11.624236	6.492680	-44.15%	375	2008
	10.827926	11.624236	7.35%	375	2007
	10.000000	10.827926	8.28%	66	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.599698	13.050802	12.51%	9,429	2010
	9.290738	11.599698	24.85%	6,485	2009
	14.988421	9.290738	-38.01%	6,485	2008
	14.413675	14.988421	3.99%	7,799	2007
	12.565069	14.413675	14.71%	7,434	2006
	11.860489	12.565069	5.94%	6,625	2005
	10.597538	11.860489	11.92%	5,818	2004
	8.187819	10.597538	29.43%	4,907	2003
	10.000000	8.187819	-18.12%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.496080	12.390907	7.78%	0	2010
	10.000000	11.496080	14.96%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.053380	13.253792	9.96%	0	2010
	10.000000	12.053380	20.53%	0	2009*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.596203	12.052405	3.93%	1,173	2010
	10.830834	11.596203	7.07%	1,293	2009
	11.742210	10.830834	-7.76%	1,908	2008
	11.353767	11.742210	3.42%	1,470	2007
	10.895571	11.353767	4.21%	2,076	2006
	10.745047	10.895571	1.40%	2,072	2005
	10.460887	10.745047	2.72%	1,599	2004
	9.877095	10.460887	5.91%	3,930	2003
	10.000000	9.877095	-1.23%	285	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.754457	12.796237	8.86%	18,257	2010
	10.052421	11.754457	16.93%	22,337	2009
	13.335296	10.052421	-24.62%	30,488	2008
	12.860200	13.335296	3.69%	37,563	2007
	11.766108	12.860200	9.30%	30,565	2006
	11.379127	11.766108	3.40%	29,682	2005
	10.584261	11.379127	7.51%	25,102	2004
	8.982505	10.584261	17.83%	26,726	2003
	10.000000	8.982505	-10.71%	19,368	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.815900	13.085892	10.75%	23,621	2010
	9.677928	11.815900	22.09%	20,491	2009
	14.372204	9.677928	-32.66%	19,855	2008
	13.796078	14.372204	4.18%	20,810	2007
	12.271079	13.796078	12.43%	20,327	2006
	11.675960	12.271079	5.10%	15,003	2005
	10.612606	11.675960	10.02%	10,691	2004
	8.537693	10.612606	24.30%	18,958	2003
	10.000000	8.537693	-14.62%	294	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.824637	12.594391	6.51%	6,612	2010
	10.516187	11.824637	12.44%	1,878	2009
	12.611838	10.516187	-16.62%	13,127	2008
	12.139543	12.611838	3.89%	12,373	2007
	11.406930	12.139543	6.42%	12,567	2006
	11.122380	11.406930	2.56%	14,062	2005
	10.574947	11.122380	5.18%	13,151	2004
	9.476086	10.574947	11.60%	44,296	2003
	10.000000	9.476086	-5.24%	40,248	2002*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.392374	20.305090	23.87%	3,200	2010
	12.212552	16.392374	34.23%	3,579	2009
	19.584281	12.212552	-37.64%	4,164	2008
	18.552905	19.584281	5.56%	2,338	2007
	17.200627	18.552905	7.86%	2,535	2006
	15.632471	17.200627	10.03%	3,253	2005
	13.762016	15.632471	13.59%	2,937	2004
	10.412893	13.762016	32.16%	2,690	2003
	12.526391	10.412893	-16.87%	1,980	2002
	12.932854	12.526391	-3.14%	519	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.957581	10.754882	-1.85%	9,403	2010
	11.159434	10.957581	-1.81%	16,375	2009
	11.140973	11.159434	0.17%	20,632	2008
	10.832935	11.140973	2.84%	10,847	2007
	10.558239	10.832935	2.60%	19,202	2006
	10.477163	10.558239	0.77%	18,647	2005
	10.588727	10.477163	-1.05%	18,089	2004
	10.721236	10.588727	-1.24%	12,507	2003
	10.792570	10.721236	-0.66%	9,844	2002
	10.614638	10.792570	1.68%	237	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.332495	14.471390	8.54%	1,637	2010
	10.921131	13.332495	22.08%	2,292	2009
	13.453279	10.921131	-18.82%	3,728	2008
	13.102255	13.453279	2.68%	2,138	2007
	12.732503	13.102255	2.90%	1,784	2006
	12.695064	12.732503	0.29%	1,650	2005
	12.141036	12.695064	4.56%	2,008	2004
	11.033027	12.141036	10.04%	1,845	2003
	10.485245	11.033027	5.22%	963	2002
	10.254426	10.485245	2.25%	441	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.410471	15.023419	12.03%	0	2010
	10.000000	13.410471	34.10%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.122037	9.090881	11.93%	2,731	2010
	6.064154	8.122037	33.94%	2,961	2009
	10.000000	6.064154	-39.36%	0	2008*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.571805	15.176646	4.15%	131	2010
	11.434620	14.571805	27.44%	131	2009
	21.709243	11.434620	-47.33%	131	2008
	21.490749	21.709243	1.02%	131	2007
	17.837259	21.490749	20.48%	244	2006
	16.217645	17.837259	9.99%	254	2005
	13.739440	16.217645	18.04%	113	2004
	10.000000	13.739440	37.39%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.006277	9.077124	13.38%	711	2010
	6.285521	8.006277	27.38%	0	2009
	10.000000	6.285521	-37.14%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	8.676601	10.66%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.840677	8.676601	10.66%	0	2010
	6.269802	7.840677	25.05%	0	2009
	10.000000	6.269802	-37.30%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.737878	9.631726	24.48%	3,845	2010
	6.201706	7.737878	24.77%	4,822	2009
	10.000000	6.201706	-37.98%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.546437	10.035290	17.42%	4,252	2010
	6.673995	8.546437	28.06%	4,194	2009
	10.000000	6.673995	-37.45%	0	2008*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.665525	13.132397	23.13%	841	2010
	8.525395	10.665525	25.10%	988	2009
	16.212076	8.525395	-47.41%	1,392	2008
	15.051736	16.212076	7.71%	1,376	2007
	14.858243	15.051736	1.30%	1,909	2006
	14.004358	14.858243	6.10%	1,669	2005
	12.580487	14.004358	11.32%	1,648	2004
	9.546230	12.580487	31.78%	1,431	2003
	14.579903	9.546230	-34.52%	863	2002
	16.662806	14.579903	-12.50%	49	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.863279	22.197735	24.26%	2,033	2010
	14.419833	17.863279	23.88%	4,467	2009
	21.654604	14.419833	-33.41%	5,360	2008
	23.699036	21.654604	-8.63%	5,126	2007
	20.584636	23.699036	15.13%	5,205	2006
	20.346244	20.584636	1.17%	5,619	2005
	17.672542	20.346244	15.13%	5,430	2004
	11.478843	17.672542	53.96%	3,786	2003
	16.057232	11.478843	-28.51%	2,273	2002
	12.754961	16.057232	25.89%	566	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.658727	21.720827	23.00%	2,014	2010
	13.356587	17.658727	32.21%	2,036	2009
	22.016885	13.356587	-39.33%	3,829	2008
	21.965869	22.016885	0.23%	1,800	2007
	19.974193	21.965869	9.97%	1,635	2006
	18.117877	19.974193	10.25%	1,586	2005
	15.509055	18.117877	16.82%	1,448	2004
	11.205308	15.509055	38.41%	1,158	2003
	13.809877	11.205308	-18.86%	754	2002
	15.083183	13.809877	-8.44%	300	2001

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.933721	8.834382	11.35%	2,073	2010
	6.410373	7.933721	23.76%	1,805	2009
	11.175436	6.410373	-42.64%	1,622	2008
	10.526050	11.175436	6.17%	1,850	2007
	9.437717	10.526050	11.53%	1,524	2006
	8.949103	9.437717	5.46%	1,491	2005
	8.307646	8.949103	7.72%	12,706	2004
	6.637820	8.307646	25.16%	12,566	2003
	8.183165	6.637820	-18.88%	170	2002
	9.456097	8.183165	-13.46%	0	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.160718	9.149723	27.78%	11,331	2010
	5.576334	7.160718	28.41%	10,390	2009
	10.000000	5.576334	-44.24%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.323906	10.378124	0.53%	0	2010
	9.820295	10.323906	5.13%	0	2009
	10.000000	9.820295	-1.80%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.707412	10.619813	9.40%	75	2010
	7.912047	9.707412	22.69%	113	2009
	14.483916	7.912047	-45.37%	148	2008
	12.308940	14.483916	17.67%	148	2007
	9.961953	12.308940	23.56%	148	2006
	8.504532	9.961953	17.14%	148	2005
	7.491225	8.504532	13.53%	148	2004
	5.609527	7.491225	33.54%	148	2003
	7.660350	5.609527	-26.77%	125	2002
	9.614186	7.660350	-20.32%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.515298	19.144848	9.30%	506	2010
	14.276545	17.515298	22.69%	552	2009
	26.127941	14.276545	-45.36%	623	2008
	22.196628	26.127941	17.71%	104	2007
	17.974288	22.196628	23.49%	104	2006
	15.344625	17.974288	17.14%	104	2005
	13.516344	15.344625	13.53%	96	2004
	10.000000	13.516344	35.16%	34	2003*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.898308	13.773876	6.79%	25,323	2010
	10.000000	12.898308	28.98%	259	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.873037	13.436871	4.38%	0	2010
	10.000000	12.873037	28.73%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.759693	8.817508	13.63%	1,518	2010
	6.150147	7.759693	26.17%	3,038	2009
	9.945144	6.150147	-38.16%	8,849	2008
	10.363376	9.945144	-4.04%	2,661	2007
	9.109262	10.363376	13.77%	2,389	2006
	8.902367	9.109262	2.32%	2,183	2005
	7.719293	8.902367	15.33%	1,490	2004
	5.983746	7.719293	29.00%	1,200	2003
	8.144524	5.983746	-26.53%	678	2002
	9.447118	8.144524	-13.79%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.631938	10.344133	7.39%	0	2010
	6.790450	9.631938	41.85%	4,950	2009
	12.699285	6.790450	-46.53%	8,838	2008
	11.335986	12.699285	12.03%	7,909	2007
	10.698707	11.335986	5.96%	7,104	2006
	10.370992	10.698707	3.16%	7,756	2005
	9.881067	10.370992	4.96%	6,648	2004
	7.688120	9.881067	28.52%	6,704	2003
	10.709843	7.688120	-28.21%	4,670	2002
	12.483131	10.709843	-14.21%	2,099	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.058346	20.555982	13.83%	3,576	2010
	13.170458	18.058346	37.11%	3,659	2009
	22.437939	13.170458	-41.30%	4,764	2008
	21.500553	22.437939	4.36%	3,310	2007
	18.612375	21.500553	15.52%	3,058	2006
	16.584290	18.612375	12.23%	2,947	2005
	14.175664	16.584290	16.99%	2,185	2004
	10.000000	14.175664	41.76%	1,105	2003*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.183906	12.729684	13.82%	1,086	2010
	8.152366	11.183906	37.19%	1,094	2009
	13.887498	8.152366	-41.30%	1,436	2008
	13.309652	13.887498	4.34%	863	2007
	11.521429	13.309652	15.52%	864	2006
	10.268689	11.521429	12.20%	913	2005
	8.779681	10.268689	16.96%	1,107	2004
	6.254301	8.779681	40.38%	1,199	2003
	8.183849	6.254301	-23.58%	1,458	2002
	9.480386	8.183849	-13.68%	263	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.459085	2.768047	12.56%	221	2010
	1.976624	2.459085	24.41%	750	2009
	9.541140	1.976624	-79.28%	0	2008
	10.000000	9.541140	-4.59%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.644677	2.980296	12.69%	0	2010
	2.150152	2.644677	23.00%	0	2009
	10.272102	2.150152	-79.07%	0	2008
	10.477435	10.272102	-1.96%	0	2007
	10.000000	10.477435	4.77%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.290075	9.447496	13.96%	2,042	2010
	6.584027	8.290075	25.91%	2,278	2009
	10.902611	6.584027	-39.61%	3,114	2008
	10.638593	10.902611	2.48%	2,739	2007
	9.422741	10.638593	12.90%	4,253	2006
	9.058460	9.422741	4.02%	3,946	2005
	8.431587	9.058460	7.43%	3,816	2004
	6.779063	8.431587	24.38%	2,030	2003
	8.505890	6.779063	-20.30%	1,292	2002
	9.647415	8.505890	-11.83%	2,075	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.942690	9.620594	21.13%	0	2010
	5.898466	7.942690	34.66%	0	2009
	9.666773	5.898466	-38.98%	0	2008
	9.970628	9.666773	-3.05%	0	2007
	10.000000	9.970628	-0.29%	71	2006*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.330271	9.170866	25.11%	1,039	2010
	5.631981	7.330271	30.15%	1,652	2009
	11.266638	5.631981	-50.01%	1,660	2008
	10.796490	11.266638	4.35%	1,498	2007
	10.683690	10.796490	1.06%	1,447	2006
	9.689932	10.683690	10.26%	1,320	2005
	8.242419	9.689932	17.56%	1,204	2004
	6.686490	8.242419	23.27%	1,937	2003
	9.434727	6.686490	-29.13%	981	2002
	13.987563	9.434727	-32.55%	1,470	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.830339	11.626247	7.35%	0	2010
	10.000000	10.830339	8.30%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.909511	11.262962	3.24%	15,411	2010
	10.000000	10.909511	9.10%	12,193	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.624864	12.335309	6.11%	0	2010
	10.007885	11.624864	16.16%	0	2009
	10.966887	10.007885	-8.74%	0	2008
	10.099555	10.966887	8.59%	0	2007
	10.000000	10.099555	1.00%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.704111	13.480747	6.11%	0	2010
	11.351180	12.704111	11.92%	0	2009
	11.040830	11.351180	2.81%	0	2008
	10.345571	11.040830	6.72%	0	2007
	10.000000	10.345571	3.46%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.667840	12.332208	27.56%	0	2010
	6.232482	9.667840	55.12%	0	2009
	11.193844	6.232482	-44.32%	0	2008
	10.969676	11.193844	2.04%	0	2007
	10.000000	10.969676	9.70%	0	2006*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series) - Q/NQ	8.790649	9.981848	13.55%	0	2010
	7.480476	8.790649	17.51%	0	2009
	12.370086	7.480476	-39.53%	0	2008
	11.575967	12.370086	6.86%	0	2007
	10.000000	11.575967	15.76%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.532014	9.179956	21.88%	0	2010
	5.330545	7.532014	41.30%	0	2009
	9.046831	5.330545	-41.08%	0	2008
	10.291744	9.046831	-12.10%	0	2007
	10.000000	10.291744	2.92%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.067086	10.924569	8.52%	0	2010
	8.164369	10.067086	23.31%	0	2009
	11.426362	8.164369	-28.55%	0	2008
	10.979949	11.426362	4.07%	0	2007
	10.000000	10.979949	9.80%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.044295	10.352027	14.46%	0	2010
	6.927912	9.044295	30.55%	0	2009
	11.463922	6.927912	-39.57%	0	2008
	11.361301	11.463922	0.90%	0	2007
	10.000000	11.361301	13.61%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.312914	13.950161	13.30%	0	2010
	7.261778	12.312914	69.56%	0	2009
	10.566609	7.261778	-31.28%	0	2008
	10.547908	10.566609	0.18%	0	2007
	10.000000	10.547908	5.48%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.754958	12.866331	19.63%	0	2010
	7.027171	10.754958	53.05%	0	2009
	11.658267	7.027171	-39.72%	0	2008
	10.774647	11.658267	8.20%	0	2007
	10.000000	10.774647	7.75%	0	2006*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.630600	12.291216	15.62%	0	2010
	7.525316	10.630600	41.26%	0	2009
	10.718253	7.525316	-29.79%	0	2008
	10.722000	10.718253	-0.03%	0	2007
	10.000000	10.722000	7.22%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.351094	9.386826	27.69%	0	2010
	5.539880	7.351094	32.69%	0	2009
	10.695400	5.539880	-48.20%	0	2008
	10.319772	10.695400	3.64%	0	2007
	10.000000	10.319772	3.20%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.028940	9.192466	14.49%	0	2010
	6.137581	8.028940	30.82%	0	2009
	9.937291	6.137581	-38.24%	0	2008
	10.792781	9.937291	-7.93%	0	2007
	10.000000	10.792781	7.93%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.898827	9.776295	9.86%	0	2010
	7.651386	8.898827	16.30%	0	2009
	12.459581	7.651386	-38.59%	0	2008
	13.487381	12.459581	-7.62%	0	2007
	11.329505	13.487381	19.05%	0	2006
	10.796889	11.329505	4.93%	0	2005
	9.719642	10.796889	11.08%	0	2004
	8.010634	9.719642	21.33%	0	2003
	10.157052	8.010634	-21.13%	0	2002
	10.000000	10.157052	1.57%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.458078	10.673600	12.85%	0	2010
	7.694123	9.458078	22.93%	0	2009
	12.689932	7.694123	-39.37%	0	2008
	12.668585	12.689932	0.17%	0	2007
	11.152827	12.668585	13.59%	0	2006
	10.642190	11.152827	4.80%	0	2005
	9.688754	10.642190	9.84%	0	2004
	7.867077	9.688754	23.16%	0	2003
	10.179036	7.867077	-22.71%	0	2002
	10.000000	10.179036	1.79%	0	2001*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.505563	5.06%	103	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.180472	10.706097	5.16%	1,482	2010
	9.459930	10.180472	7.62%	1,482	2009
	10.733610	9.459930	-11.87%	1,482	2008
	10.371430	10.733610	3.49%	1,482	2007
	10.000000	10.371430	3.71%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.695244	27.677743	7.72%	136	2010
	20.105566	25.695244	27.80%	149	2009
	24.092986	20.105566	-16.55%	149	2008
	23.044253	24.092986	4.55%	149	2007
	21.187577	23.044253	8.76%	359	2006
	19.229925	21.187577	10.18%	359	2005
	17.801173	19.229925	8.03%	359	2004
	14.184124	17.801173	25.50%	1,600	2003
	13.231263	14.184124	7.20%	32	2002
	12.245260	13.231263	8.05%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.418370	12.881568	3.73%	0	2010
	9.546865	12.418370	30.08%	0	2009
	17.566140	9.546865	-45.65%	0	2008
	15.620019	17.566140	12.46%	0	2007
	12.717225	15.620019	22.83%	0	2006
	11.665072	12.717225	9.02%	0	2005
	10.124389	11.665072	15.22%	0	2004
	8.095466	10.124389	25.06%	0	2003
	10.000000	8.095466	-19.05%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.802361	27.148321	24.52%	49	2010
	10.409210	21.802361	109.45%	67	2009
	30.088916	10.409210	-65.41%	45	2008
	22.286584	30.088916	35.01%	27	2007
	16.272183	22.286584	36.96%	386	2006
	12.571897	16.272183	29.43%	581	2005
	10.000000	12.571897	25.72%	319	2004*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.456045	32.936839	24.50%	35	2010
	12.643966	26.456045	109.24%	35	2009
	36.578958	12.643966	-65.43%	35	2008
	27.084066	36.578958	35.06%	35	2007
	19.781013	27.084066	36.92%	0	2006
	15.267461	19.781013	29.56%	155	2005
	12.356025	15.267461	23.56%	155	2004
	8.164377	12.356025	51.34%	343	2003
	8.567036	8.164377	-4.70%	273	2002
	8.890661	8.567036	-3.64%	25	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.394715	33.486097	26.87%	75	2010
	17.061497	26.394715	54.70%	85	2009
	32.250519	17.061497	-47.10%	1,732	2008
	22.611983	32.250519	42.63%	10	2007
	18.498038	22.611983	22.24%	396	2006
	12.429598	18.498038	48.82%	416	2005
	10.000000	12.429598	24.30%	33	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	33.619407	42.645158	26.85%	36	2010
	21.743234	33.619407	54.62%	36	2009
	41.121430	21.743234	-47.12%	36	2008
	28.826028	41.121430	42.65%	36	2007
	23.590040	28.826028	22.20%	0	2006
	15.845370	23.590040	48.88%	0	2005
	12.995266	15.845370	21.93%	0	2004
	9.144519	12.995266	42.11%	51	2003
	9.588687	9.144519	-4.63%	24	2002
	10.910122	9.588687	-12.11%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.159506	11.202618	10.27%	0	2010
	8.146456	10.159506	24.71%	0	2009
	13.358865	8.146456	-39.02%	0	2008
	12.379959	13.358865	7.91%	0	2007
	11.094765	12.379959	11.58%	0	2006
	10.394151	11.094765	6.74%	0	2005
	9.656637	10.394151	7.64%	0	2004
	7.289402	9.656637	32.48%	0	2003
	9.701370	7.289402	-24.86%	0	2002
	9.854024	9.701370	-1.55%	0	2001

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.038263	16.223425	24.43%	0	2010
	10.000000	13.038263	30.38%	0	2009*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.690588	17.001868	24.19%	0	2010
	9.782682	13.690588	39.95%	0	2009
	15.520845	9.782682	-36.97%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.777617	12.145344	3.12%	0	2010
	10.893024	11.777617	8.12%	0	2009
	11.283253	10.893024	-3.46%	0	2008
	10.505573	11.283253	7.40%	0	2007
	10.541159	10.505573	-0.34%	0	2006
	10.579432	10.541159	-0.36%	0	2005
	10.192099	10.579432	3.80%	0	2004
	10.000000	10.192099	1.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.199389	9.181645	11.98%	0	2010
	7.077429	8.199389	15.85%	0	2009
	11.029475	7.077429	-35.83%	3,431	2008
	11.251879	11.029475	-1.98%	3,597	2007
	9.795363	11.251879	14.87%	3,755	2006
	9.542602	9.795363	2.65%	15,114	2005
	8.608836	9.542602	10.85%	15,647	2004
	6.784071	8.608836	26.90%	0	2003
	8.577091	6.784071	-20.90%	0	2002
	9.541283	8.577091	-10.11%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.454146	11.619008	11.14%	0	2010
	7.966679	10.454146	31.22%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.983617	11.679792	16.99%	0	2010
	7.831760	9.983617	27.48%	0	2009
	10.553118	7.831760	-25.79%	0	2008
	11.012546	10.553118	-4.17%	0	2007
	10.000000	11.012546	10.13%	0	2006*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.896387	14.349744	11.27%	0	2010
	10.967622	12.896387	17.59%	471	2009
	15.268830	10.967622	-28.17%	476	2008
	16.409396	15.268830	-6.95%	468	2007
	14.096723	16.409396	16.41%	9,772	2006
	13.680293	14.096723	3.04%	456	2005
	12.196960	13.680293	12.16%	446	2004
	9.641037	12.196960	26.51%	410	2003
	11.247447	9.641037	-14.28%	61	2002
	10.163375	11.247447	10.67%	14	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.022984	12.945958	7.68%	0	2010
	10.000000	12.022984	20.23%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.098259	11.118290	10.10%	0	2010
	10.000000	10.098259	0.98%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.824929	12.154878	12.29%	0	2010
	10.000000	10.824929	8.25%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.712890	14.458220	23.44%	0	2010
	9.549798	11.712890	22.65%	0	2009
	14.091258	9.549798	-32.23%	0	2008
	14.460436	14.091258	-2.55%	0	2007
	12.883144	14.460436	12.24%	0	2006
	12.246099	12.883144	5.20%	0	2005
	10.241782	12.246099	19.57%	0	2004
	7.577210	10.241782	35.17%	0	2003
	10.000000	7.577210	-24.23%	0	2002*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.854289	7.720390	12.64%	130	2010
	5.223731	6.854289	31.21%	137	2009
	8.120576	5.223731	-35.67%	145	2008
	7.680730	8.120576	5.73%	159	2007
	7.169448	7.680730	7.13%	0	2006
	7.052900	7.169448	1.65%	0	2005
	6.769089	7.052900	4.19%	0	2004
	5.476092	6.769089	23.61%	0	2003
	7.856453	5.476092	-30.30%	0	2002
	10.345179	7.856453	-24.06%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.899469	8.899390	12.66%	204	2010
	6.373936	7.899469	23.93%	3,589	2009
	10.336958	6.373936	-38.34%	282	2008
	10.012097	10.336958	3.24%	397	2007
	8.836043	10.012097	13.31%	0	2006
	8.603055	8.836043	2.71%	0	2005
	7.926250	8.603055	8.54%	0	2004
	6.294303	7.926250	25.93%	0	2003
	8.264570	6.294303	-23.84%	1,648	2002
	9.594375	8.264570	-13.86%	0	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.017260	10.201061	13.13%	51	2010
	7.499975	9.017260	20.23%	121	2009
	10.852467	7.499975	-30.89%	1,543	2008
	10.327216	10.852467	5.09%	1,570	2007
	9.037512	10.327216	14.27%	1,325	2006
	8.825656	9.037512	2.40%	1,217	2005
	8.564412	8.825656	3.05%	1,044	2004
	7.204901	8.564412	18.87%	1,101	2003
	8.818570	7.204901	-18.30%	706	2002
	9.913289	8.818570	-11.04%	130	2001

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.505163	14.863707	2.47%	0	2010
	11.289394	14.505163	28.48%	0	2009
	18.360970	11.289394	-38.51%	0	2008
	17.972039	18.360970	2.16%	0	2007
	14.942448	17.972039	20.28%	0	2006
	13.612488	14.942448	9.77%	0	2005
	11.561155	13.612488	17.74%	0	2004
	8.642712	11.561155	33.77%	0	2003
	10.037569	8.642712	-13.90%	0	2002
	10.000000	10.037569	0.38%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.320754	10.705518	28.66%	0	2010
	6.729707	8.320754	23.64%	0	2009
	10.992896	6.729707	-38.78%	0	2008
	12.600660	10.992896	-12.76%	0	2007
	12.377429	12.600660	1.80%	0	2006
	11.924681	12.377429	3.80%	0	2005
	10.917495	11.924681	9.23%	0	2004
	8.450677	10.917495	29.19%	0	2003
	10.651529	8.450677	-20.66%	0	2002
	10.000000	10.651529	6.52%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.120397	15.030214	6.44%	0	2010
	11.951474	14.120397	18.15%	0	2009
	13.140627	11.951474	-9.05%	0	2008
	12.712125	13.140627	3.37%	0	2007
	12.440839	12.712125	2.18%	0	2006
	12.518711	12.440839	-0.62%	0	2005
	12.315361	12.518711	1.65%	0	2004
	11.996568	12.315361	2.66%	0	2003
	11.187661	11.996568	7.23%	351	2002
	10.559225	11.187661	5.95%	351	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.988357	11.046752	10.60%	0	2010
	8.201010	9.988357	21.79%	0	2009
	11.158048	8.201010	-26.50%	0	2008
	10.470111	11.158048	6.57%	0	2007
	10.000000	10.470111	4.70%	0	2006*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.452659	10.619685	12.35%	0	2010
	7.482528	9.452659	26.33%	0	2009
	11.335796	7.482528	-33.99%	0	2008
	10.490017	11.335796	8.06%	0	2007
	10.000000	10.490017	4.90%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.977564	10.216230	13.80%	0	2010
	6.964313	8.977564	28.91%	0	2009
	11.464839	6.964313	-39.26%	0	2008
	10.510072	11.464839	9.08%	0	2007
	10.000000	10.510072	5.10%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	12.156769	13.966351	14.89%	0	2010
	9.134438	12.156769	33.09%	550	2009
	16.226503	9.134438	-43.71%	1,714	2008
	14.077687	16.226503	15.26%	1,797	2007
	12.859240	14.077687	9.48%	9,103	2006
	11.217583	12.859240	14.63%	10,854	2005
	9.914027	11.217583	13.15%	10,891	2004
	7.873493	9.914027	25.92%	897	2003
	8.861264	7.873493	-11.15%	881	2002
	10.308233	8.861264	-14.04%	739	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.638600	10.098079	16.89%	0	2010
	5.967164	8.638600	44.77%	0	2009
	13.341479	5.967164	-55.27%	0	2008
	9.338796	13.341479	42.86%	0	2007
	10.000000	9.338796	-6.61%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.112646	10.288462	12.90%	84	2010
	7.143796	9.112646	27.56%	362	2009
	12.710451	7.143796	-43.80%	3,496	2008
	12.776871	12.710451	-0.52%	3,817	2007
	10.845777	12.776871	17.81%	3,875	2006
	10.453334	10.845777	3.75%	3,992	2005
	9.566810	10.453334	9.27%	4,205	2004
	7.488805	9.566810	27.75%	298	2003
	9.197371	7.488805	-18.58%	205	2002
	9.879350	9.197371	-6.90%	109	2001

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.771730	7.001513	21.31%	0	2010
	4.037546	5.771730	42.95%	1,709	2009
	9.158971	4.037546	-55.92%	1,709	2008
	7.588671	9.158971	20.69%	1,528	2007
	7.345851	7.588671	3.31%	1,448	2006
	6.878173	7.345851	6.80%	1,188	2005
	6.549041	6.878173	5.03%	918	2004
	5.148599	6.549041	27.20%	693	2003
	6.721581	5.148599	-23.40%	435	2002
	8.009032	6.721581	-16.07%	226	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.881900	8.375392	21.70%	2,370	2010
	5.474286	6.881900	25.71%	2,483	2009
	10.576112	5.474286	-48.24%	6,567	2008
	8.498425	10.576112	24.45%	6,310	2007
	8.116211	8.498425	4.71%	6,227	2006
	7.828799	8.116211	3.67%	6,089	2005
	7.728217	7.828799	1.30%	6,014	2004
	5.932835	7.728217	30.26%	612	2003
	8.664560	5.932835	-31.53%	198	2002
	10.736866	8.664560	-19.30%	1	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.870545	11.018183	11.63%	0	2010
	6.998156	9.870545	41.04%	0	2009
	9.519776	6.998156	-26.49%	0	2008
	9.453998	9.519776	0.70%	0	2007
	8.667686	9.453998	9.07%	0	2006
	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	179	2002
	7.333907	6.337956	-13.58%	179	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.141682	11.308341	11.50%	0	2010
	7.182545	10.141682	41.20%	0	2009
	9.759531	7.182545	-26.40%	0	2008
	10.000000	9.759531	-2.40%	0	2007

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.634953	12.290441	5.63%	0	2010
	10.253173	11.634953	13.48%	0	2009
	10.813491	10.253173	-5.18%	0	2008
	10.578541	10.813491	2.22%	0	2007
	10.338312	10.578541	2.32%	0	2006
	10.323250	10.338312	0.15%	0	2005
	10.087509	10.323250	2.34%	0	2004
	10.000000	10.087509	0.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.063967	11.444181	26.26%	0	2010
	6.598911	9.063967	37.36%	0	2009
	11.120520	6.598911	-40.66%	0	2008
	9.816752	11.120520	13.28%	0	2007
	10.000000	9.816752	-1.83%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.353901	11.477051	10.85%	0	2010
	8.347541	10.353901	24.04%	0	2009
	15.159129	8.347541	-44.93%	0	2008
	13.185507	15.159129	14.97%	0	2007
	11.395079	13.185507	15.71%	0	2006
	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	337	2002
	10.344382	7.988069	-22.78%	342	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.773895	14.161731	10.86%	4	2010
	10.294328	12.773895	24.09%	4	2009
	18.698826	10.294328	-44.95%	4	2008
	16.261786	18.698826	14.99%	4	2007
	14.053297	16.261786	15.72%	4	2006
	12.045115	14.053297	16.67%	4	2005
	10.818256	12.045115	11.34%	4	2004
	7.697965	10.818256	40.53%	4	2003
	10.000000	7.697965	-23.02%	5	2002*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.274215	13.986135	24.05%	0	2010
	7.301662	11.274215	54.41%	0	2009
	15.245500	7.301662	-52.11%	0	2008
	14.718228	15.245500	3.58%	0	2007
	12.911205	14.718228	14.00%	0	2006
	12.832718	12.911205	0.61%	0	2005
	11.476013	12.832718	11.82%	0	2004
	7.413590	11.476013	54.80%	0	2003
	10.000000	7.413590	-25.86%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.346021	11.435797	10.53%	0	2010
	7.777777	10.346021	33.02%	0	2009
	11.271182	7.777777	-30.99%	0	2008
	11.074620	11.271182	1.77%	0	2007
	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.064523	10.144228	25.79%	0	2010
	6.364966	8.064523	26.70%	0	2009
	9.686757	6.364966	-34.29%	0	2008
	10.116204	9.686757	-4.25%	0	2007
	10.000000	10.116204	1.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.396706	9.081905	8.16%	0	2010
	6.571360	8.396706	27.78%	0	2009
	10.000000	6.571360	-34.29%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.547843	12.159885	15.28%	0	2010
	6.228216	10.547843	69.36%	0	2009
	13.415144	6.228216	-53.57%	0	2008
	10.626711	13.415144	26.24%	0	2007
	10.000000	10.626711	6.27%	0	2006*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.785398	14.696887	6.61%	0	2010
	10.231683	13.785398	34.73%	0	2009
	17.452007	10.231683	-41.37%	0	2008
	15.365767	17.452007	13.58%	0	2007
	12.870002	15.365767	19.39%	0	2006
	11.874526	12.870002	8.38%	0	2005
	10.182663	11.874526	16.62%	0	2004
	7.830650	10.182663	30.04%	0	2003
	10.000000	7.830650	-21.69%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.637565	10.249429	6.35%	0	2010
	7.160638	9.637565	34.59%	0	2009
	12.246026	7.160638	-41.53%	0	2008
	10.814105	12.246026	13.24%	0	2007
	10.000000	10.814105	8.14%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.750632	15.429210	12.21%	0	2010
	11.810037	13.750632	16.43%	0	2009
	11.335222	11.810037	4.19%	0	2008
	10.407678	11.335222	8.91%	0	2007
	10.000000	10.407678	4.08%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.303414	3.03%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.277673	12.78%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.322806	9.429448	13.30%	0	2010
	7.006979	8.322806	18.78%	0	2009
	12.421091	7.006979	-43.59%	0	2008
	11.304838	12.421091	9.87%	0	2007
	10.840278	11.304838	4.29%	0	2006
	10.152525	10.840278	6.77%	0	2005
	9.706030	10.152525	4.60%	0	2004
	7.638832	9.706030	27.06%	0	2003
	10.294326	7.638832	-25.80%	0	2002
	10.000000	10.294326	2.94%	0	2001*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.463344	9.565119	13.02%	0	2010
	7.146604	8.463344	18.42%	0	2009
	12.697954	7.146604	-43.72%	0	2008
	11.585871	12.697954	9.60%	0	2007
	11.135097	11.585871	4.05%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.542344	12.252624	16.22%	0	2010
	7.568492	10.542344	39.29%	0	2009
	14.592799	7.568492	-48.14%	0	2008
	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.617575	12.486004	7.48%	0	2010
	9.230542	11.617575	25.86%	0	2009
	13.469590	9.230542	-31.47%	0	2008
	12.700995	13.469590	6.05%	0	2007
	11.093386	12.700995	14.49%	0	2006
	10.737226	11.093386	3.32%	0	2005
	10.044299	10.737226	6.90%	0	2004
	8.229101	10.044299	22.06%	0	2003
	9.937144	8.229101	-17.19%	0	2002
	10.000000	9.937144	-0.63%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.239292	10.576502	3.29%	0	2010
	8.175135	10.239292	25.25%	0	2009
	11.675051	8.175135	-29.98%	0	2008
	10.640899	11.675051	9.72%	0	2007
	10.000000	10.640899	6.41%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.249921	9.510736	15.28%	0	2010
	6.393919	8.249921	29.03%	0	2009
	11.775485	6.393919	-45.70%	0	2008
	12.708841	11.775485	-7.34%	0	2007
	10.000000	12.708841	27.09%	0	2006*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	15.963653	17.675048	10.72%	0	2010
	12.032299	15.963653	32.67%	0	2009
	20.573321	12.032299	-41.52%	0	2008
	18.282745	20.573321	12.53%	0	2007
	14.532640	18.282745	25.80%	0	2006
	12.561233	14.532640	15.69%	0	2005
	10.325687	12.561233	21.65%	0	2004
	18.155392	10.325687	26.61%	0	2003
	10.000000	8.155392	-18.45%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.470767	21.824273	6.61%	36	2010
	10.000000	20.470767	22.67%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.659259	9.045235	4.46%	364	2010
	6.045206	8.659259	43.24%	463	2009
	11.065813	6.045206	-45.37%	493	2008
	8.256464	11.065813	34.03%	217	2007
	7.712816	8.256464	7.05%	96	2006
	6.984699	7.712816	10.42%	97	2005
	6.035469	6.984699	15.73%	98	2004
	5.116941	6.035469	17.95%	93	2003
	6.204428	5.116941	-17.53%	99	2002
	8.091928	6.204428	-23.33%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.816122	14.433826	22.15%	176	2010
	7.667327	11.816122	54.11%	176	2009
	13.931562	7.667327	-44.96%	176	2008
	11.665131	13.931562	19.43%	0	2007
	11.015819	11.665131	5.89%	0	2006
	10.086073	11.015819	9.22%	0	2005
	10.196246	10.086073	-1.08%	0	2004
	7.063972	10.196246	44.34%	0	2003
	10.000000	7.063972	-29.36%	0	2002*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.818065	4.659393	22.04%	169	2010
	2.480613	3.818065	53.92%	180	2009
	4.513409	2.480613	-45.04%	200	2008
	3.780892	4.513409	19.37%	102	2007
	3.574151	3.780892	5.78%	0	2006
	3.265930	3.574151	9.44%	0	2005
	3.310444	3.265930	-1.34%	0	2004
	2.303786	3.310444	43.70%	0	2003
	3.975953	2.303786	-42.06%	0	2002
	6.466853	3.975953	-38.52%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.851111	28.028566	22.66%	2	2010
	13.007882	22.851111	75.67%	2	2009
	27.747566	13.007882	-53.12%	3	2008
	22.087122	27.747566	25.63%	2	2007
	15.347024	22.087122	43.92%	3	2006
	11.849338	15.347024	29.52%	4	2005
	10.174958	11.849338	16.46%	4	2004
	7.708715	10.174958	31.99%	5	2003
	10.000000	7.708715	-22.91%	5	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.151115	16.129149	22.64%	41	2010
	7.486238	13.151115	75.67%	44	2009
	15.975500	7.486238	-53.14%	46	2008
	12.721943	15.975500	25.57%	159	2007
	8.843749	12.721943	43.85%	0	2006
	6.832211	8.843749	29.44%	0	2005
	5.867965	6.832211	16.43%	0	2004
	4.446112	5.867965	31.98%	0	2003
	6.104844	4.446112	-27.17%	0	2002
	8.128419	6.104844	-24.90%	8	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.397658	13.803777	21.11%	0	2010
	9.170218	11.397658	24.29%	0	2009
	13.995872	9.170218	-34.48%	0	2008
	13.926723	13.995872	0.50%	0	2007
	12.149640	13.926723	14.63%	0	2006
	11.339593	12.149640	7.14%	0	2005
	10.000000	11.339593	13.40%	0	2004*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.805985	12.880874	9.10%	0	2010
	9.828108	11.805985	20.12%	0	2009
	14.896162	9.828108	-34.02%	0	2008
	14.114424	14.896162	5.54%	0	2007
	11.938834	14.114424	18.22%	0	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.706363	7.06%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.731920	10.051591	3.28%	0	2010
	8.753758	9.731920	11.17%	0	2009
	10.307529	8.753758	-15.07%	0	2008
	10.029659	10.307529	2.77%	0	2007
	9.811121	10.029659	2.23%	0	2006
	9.858331	9.811121	-0.48%	0	2005
	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.690136	11.370457	17.34%	0	2010
	8.046849	9.690136	20.42%	0	2009
	13.552750	8.046849	-40.63%	0	2008
	13.745946	13.552750	-1.41%	0	2007
	13.312320	13.745946	3.26%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.626212	12.807012	20.52%	0	2010
	8.241894	10.626212	28.93%	0	2009
	13.874273	8.241894	-40.60%	0	2008
	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.780474	5.592376	16.98%	0	2010
	3.650992	4.780474	30.94%	0	2009
	6.072162	3.650992	-39.87%	0	2008
	5.178311	6.072162	17.26%	0	2007
	4.971695	5.178311	4.16%	0	2006
	4.758382	4.971695	4.48%	0	2005
	4.484722	4.758382	6.10%	0	2004
	3.443952	4.484722	30.22%	0	2003
	4.925420	3.443952	-30.08%	0	2002
	6.987497	4.925420	-29.51%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.404726	13.807665	11.31%	82	2010
	10.000000	12.404726	24.05%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.051196	9.946387	9.89%	363	2010
	7.476026	9.051196	21.07%	379	2009
	10.852373	7.476026	-31.11%	0	2008
	10.423562	10.852373	4.11%	0	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.224777	10.631394	3.98%	347	2010
	9.293622	10.224777	10.02%	362	2009
	10.511339	9.293622	-11.58%	0	2008
	10.405716	10.511339	1.02%	0	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.041819	10.964407	9.19%	455	2010
	7.228832	10.041819	38.91%	474	2009
	12.009005	7.228832	-39.80%	0	2008
	10.705080	12.009005	12.18%	0	2007
	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.368558	9.703303	15.95%	490	2010
	6.146783	8.368558	36.15%	511	2009
	11.232271	6.146783	-45.28%	0	2008
	10.233395	11.232271	9.76%	0	2007
	10.000000	10.233395	2.33%	0	2006*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.607377	8.282008	8.87%	829	2010
	5.933653	7.607377	28.21%	865	2009
	9.766249	5.933653	-39.24%	0	2008
	10.000000	9.766249	-2.34%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.009836	14.441600	11.01%	0	2010
	9.083381	13.009836	43.23%	0	2009
	12.858453	9.083381	-29.36%	0	2008
	12.710419	12.858453	1.16%	0	2007
	11.713813	12.710419	8.51%	0	2006
	11.662441	11.713813	0.44%	0	2005
	10.798032	11.662441	8.01%	0	2004
	9.002106	10.798032	19.95%	0	2003
	8.889732	9.002106	1.26%	0	2002
	8.696224	8.889732	2.23%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.551411	12.823332	11.01%	0	2010
	8.060617	11.551411	43.31%	0	2009
	11.427849	8.060617	-29.47%	0	2008
	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.677086	8.706736	13.41%	0	2010
	5.116196	7.677086	50.05%	263	2009
	10.000000	5.116196	-48.84%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.870627	9.541935	21.23%	0	2010
	6.099597	7.870627	29.04%	0	2009
	10.000000	6.099597	-39.00%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.024348	9.049322	12.77%	0	2010
	6.331277	8.024348	26.74%	0	2009
	10.000000	6.331277	-36.69%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.271131	10.041489	8.31%	0	2010
	7.887319	9.271131	17.54%	0	2009
	10.000000	7.887319	-21.13%	0	2008*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.731043	9.626400	10.25%	0	2010
	7.168050	8.731043	21.80%	0	2009
	10.000000	7.168050	-28.32%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	10.015163	10.493066	4.77%	0	2010
	9.032985	10.015163	10.87%	0	2009
	10.000000	9.032985	-9.67%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.001521	9.834684	9.26%	0	2010
	7.524429	9.001521	19.63%	0	2009
	10.000000	7.524429	-24.76%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.451804	9.394982	11.16%	0	2010
	6.806444	8.451804	24.17%	0	2009
	10.000000	6.806444	-31.94%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.542396	10.206821	6.96%	0	2010
	8.265770	9.542396	15.44%	0	2009
	10.000000	8.265770	-17.34%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.478421	11.004724	5.02%	0	2010
	9.818823	10.478421	6.72%	0	2009
	10.000000	9.818823	-1.81%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.197302	11.875895	6.06%	0	2010
	9.802870	11.197302	14.22%	0	2009
	10.000000	9.802870	-1.97%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.309755	24.286837	13.97%	0	2010
	13.300975	21.309755	60.21%	0	2009
	32.102532	13.300975	-58.57%	0	2008
	22.480641	32.102532	42.80%	0	2007
	16.760488	22.480641	34.13%	0	2006
	12.880175	16.760488	30.13%	0	2005
	10.873898	12.880175	18.45%	0	2004
	6.706895	10.873898	62.13%	0	2003
	8.065253	6.706895	-16.84%	0	2002
	8.672055	8.065253	-7.00%	0	2001

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.719477	27.042275	14.01%	0	2010
	14.789610	23.719477	60.38%	0	2009
	35.752788	14.789610	-58.63%	0	2008
	25.042116	35.752788	42.77%	0	2007
	18.680248	25.042116	34.06%	0	2006
	14.353568	18.680248	30.14%	0	2005
	12.116476	14.353568	18.46%	0	2004
	7.475305	12.116476	62.09%	0	2003
	10.000000	7.475305	-25.25%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.323144	14.722918	2.79%	57	2010
	14.218278	14.323144	0.74%	57	2009
	13.454953	14.218278	5.67%	57	2008
	12.800610	13.454953	5.11%	57	2007
	12.625975	12.800610	1.38%	148	2006
	12.463096	12.625975	1.31%	148	2005
	12.303120	12.463096	1.30%	148	2004
	12.295493	12.303120	0.06%	226	2003
	11.293161	12.295493	8.88%	178	2002
	10.734272	11.293161	5.21%	92	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.006756	11.121530	11.14%	0	2010
	7.863389	10.006756	27.26%	0	2009
	14.860004	7.863389	-47.08%	0	2008
	11.914890	14.860004	24.72%	0	2007
	9.133921	11.914890	30.45%	0	2006
	7.150188	9.133921	27.74%	0	2005
	6.382676	7.150188	12.02%	0	2004
	4.797249	6.382676	33.05%	0	2003
	6.443529	4.797249	-25.55%	0	2002
	9.207114	6.443529	-30.02%	0	2001

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.116653	17.908785	11.12%	0	2010
	12.669553	16.116653	27.21%	0	2009
	23.935024	12.669553	-47.07%	0	2008
	19.190879	23.935024	24.72%	0	2007
	14.713249	19.190879	30.43%	0	2006
	11.520885	14.713249	27.71%	0	2005
	10.269947	11.520885	12.18%	0	2004
	7.735493	10.269947	32.76%	0	2003
	10.000000	7.735493	-22.65%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.180392	8.618807	5.36%	0	2010
	6.483852	8.180392	26.17%	0	2009
	11.614361	6.483852	-44.17%	0	2008
	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.552908	12.991525	12.45%	0	2010
	9.257978	11.552908	24.79%	0	2009
	14.943186	9.257978	-38.05%	0	2008
	14.377533	14.943186	3.93%	0	2007
	12.539933	14.377533	14.65%	2,369	2006
	11.842767	12.539933	5.89%	2,828	2005
	10.587104	11.842767	11.86%	3,563	2004
	8.183923	10.587104	29.36%	4,582	2003
	10.000000	8.183923	-18.16%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.492168	12.380379	7.73%	0	2010
	10.000000	11.492168	14.92%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.049283	13.242541	9.90%	0	2010
	10.000000	12.049283	20.49%	0	2009*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.549430	11.997676	3.88%	0	2010
	10.792642	11.549430	7.01%	0	2009
	11.706779	10.792642	-7.81%	0	2008
	11.325309	11.706779	3.37%	10,558	2007
	10.873772	11.325309	4.15%	0	2006
	10.729004	10.873772	1.35%	0	2005
	10.450593	10.729004	2.66%	0	2004
	9.872402	10.450593	5.86%	0	2003
	10.000000	9.872402	-1.28%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.707035	12.738124	8.81%	0	2010
	10.016980	11.707035	16.87%	0	2009
	13.295057	10.016980	-24.66%	0	2008
	12.827968	13.295057	3.64%	0	2007
	11.742570	12.827968	9.24%	3,150	2006
	11.362127	11.742570	3.35%	3,558	2005
	10.573837	11.362127	7.46%	4,326	2004
	8.978240	10.573837	17.77%	5,371	2003
	10.000000	8.978240	-10.22%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.768230	13.026476	10.69%	529	2010
	9.643797	11.768230	22.03%	529	2009
	14.328837	9.643797	-32.70%	529	2008
	13.761487	14.328837	4.12%	420	2007
	12.246540	13.761487	12.37%	10,892	2006
	11.658524	12.246540	5.04%	10,340	2005
	10.602160	11.658524	9.96%	8,462	2004
	8.533634	10.602160	24.24%	8,409	2003
	10.000000	8.533634	-14.66%	23	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.776930	12.537192	6.46%	0	2010
	10.479109	11.776930	12.38%	0	2009
	12.573775	10.479109	-16.66%	0	2008
	12.109113	12.573775	3.84%	0	2007
	11.384121	12.109113	6.37%	1,662	2006
	11.105782	11.384121	2.51%	1,826	2005
	10.564539	11.105782	5.12%	2,181	2004
	9.471588	10.564539	11.54%	2,650	2003
	10.000000	9.471588	-5.28%	0	2002*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.303540	20.184783	23.81%	879	2010
	12.152558	16.303540	34.16%	2,124	2009
	19.498034	12.152558	-37.67%	3,043	2008
	18.480673	19.498034	5.50%	3,199	2007
	17.142369	18.480673	7.81%	3,198	2006
	15.587433	17.142369	9.98%	3,162	2005
	13.729366	15.587433	13.53%	3,184	2004
	10.393469	13.729366	32.10%	395	2003
	12.509403	10.393469	-16.91%	342	2002
	12.921938	12.509403	-3.19%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.898159	10.691108	-1.90%	216	2010
	11.104573	10.898159	-1.86%	216	2009
	11.091854	11.104573	0.11%	5,204	2008
	10.790701	11.091854	2.79%	5,228	2007
	10.522423	10.790701	2.55%	5,459	2006
	10.446928	10.522423	0.72%	5,696	2005
	10.563553	10.446928	-1.10%	6,090	2004
	10.701197	10.563553	-1.29%	0	2003
	10.777889	10.701197	-0.71%	0	2002
	10.605632	10.777889	1.62%	768	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.260251	14.385650	8.49%	30	2010
	10.867491	13.260251	22.02%	30	2009
	13.394031	10.867491	-18.86%	30	2008
	13.051225	13.394031	2.63%	30	2007
	12.689357	13.051225	2.85%	30	2006
	12.658477	12.689357	0.24%	30	2005
	12.112226	12.658477	4.51%	30	2004
	11.012457	12.112226	9.99%	15	2003
	10.471032	11.012457	5.17%	0	2002
	10.245769	10.471032	2.20%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.405909	15.010666	11.97%	0	2010
	10.000000	13.405909	34.06%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.115127	9.078532	11.87%	7	2010
	6.062087	8.115127	33.87%	78	2009
	10.000000	6.062087	-39.38%	0	2008*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.522347	15.117451	4.10%	0	2010
	11.401635	14.522347	27.37%	0	2009
	21.657693	11.401635	-47.36%	0	2008
	21.450698	21.657693	0.96%	0	2007
	17.813067	21.450698	20.42%	0	2006
	16.203883	17.813067	9.93%	0	2005
	13.734777	16.203883	17.98%	0	2004
	10.000000	13.734777	37.35%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.999467	9.064773	13.32%	102	2010
	6.283377	7.999467	27.31%	0	2009
	10.000000	6.283377	-37.17%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	8.664819	10.61%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.834012	8.664819	10.61%	0	2010
	6.267659	7.834012	24.99%	0	2009
	10.000000	6.267659	-37.32%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.731295	9.618619	24.41%	400	2010
	6.199597	7.731295	24.71%	502	2009
	10.000000	6.199597	-38.00%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.539166	10.021648	17.36%	57	2010
	6.671710	8.539166	27.99%	57	2009
	10.000000	6.671710	-33.28%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.607693	13.054543	23.07%	6	2010
	8.483490	10.607693	25.04%	9	2009
	16.140649	8.483490	-47.44%	17	2008
	14.993105	16.140649	7.65%	17	2007
	14.807889	14.993105	1.25%	0	2006
	13.963999	14.807889	6.04%	0	2005
	12.550621	13.963999	11.26%	0	2004
	9.528413	12.550621	31.72%	0	2003
	14.560133	9.528413	-34.56%	0	2002
	16.648755	14.560133	-12.55%	0	2001

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.766470	22.066208	24.20%	51	2010
	14.348992	17.766470	23.82%	267	2009
	21.559228	14.348992	-33.44%	267	2008
	23.606753	21.559228	-8.67%	267	2007
	20.514908	23.606753	15.07%	267	2006
	20.287630	20.514908	1.12%	267	2005
	17.630611	20.287630	15.07%	267	2004
	11.457422	17.630611	53.88%	398	2003
	16.035460	11.457422	-28.55%	121	2002
	12.744198	16.035460	25.83%	0	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.563039	21.592138	22.94%	3	2010
	13.290967	17.563039	32.14%	3	2009
	21.919930	13.290967	-39.37%	3	2008
	21.880348	21.919930	0.18%	3	2007
	19.906540	21.880348	9.92%	3	2006
	18.065673	19.906540	10.19%	3	2005
	15.472238	18.065673	16.76%	3	2004
	11.184395	15.472238	38.34%	3	2003
	13.791138	11.184395	-18.90%	208	2002
	15.070448	13.791138	-8.49%	3	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.890688	8.781998	11.30%	0	2010
	6.378855	7.890688	23.70%	0	2009
	11.126179	6.378855	-42.67%	0	2008
	10.485028	11.126179	6.11%	0	2007
	9.405708	10.485028	11.48%	0	2006
	8.923294	9.405708	5.41%	0	2005
	8.287900	8.923294	7.67%	0	2004
	6.625425	8.287900	25.09%	0	2003
	8.172057	6.625425	-18.93%	0	2002
	9.448103	8.172057	-13.51%	0	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.154609	9.137267	27.71%	148	2010
	5.574423	7.154609	28.35%	148	2009
	10.000000	5.574423	-44.26%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.315146	10.364036	0.47%	0	2010
	9.816966	10.315146	5.07%	0	2009
	10.000000	9.816966	-1.83%	0	2008*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.654773	10.556860	9.34%	0	2010
	7.873165	9.654773	22.63%	0	2009
	14.420106	7.873165	-45.40%	0	2008
	12.260989	14.420106	17.61%	0	2007
	9.928183	12.260989	23.50%	0	2006
	8.480006	9.928183	17.08%	0	2005
	7.473438	8.480006	13.47%	0	2004
	5.599057	7.473438	33.48%	0	2003
	7.649959	5.599057	-26.81%	0	2002
	9.606072	7.649959	-20.36%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.455896	19.070210	9.25%	0	2010
	14.235377	17.455896	22.62%	0	2009
	26.065922	14.235377	-45.39%	0	2008
	22.155285	26.065922	17.65%	0	2007
	17.949918	22.155285	23.43%	0	2006
	15.331599	17.949918	17.08%	0	2005
	13.511751	15.331599	13.47%	0	2004
	10.000000	13.511751	35.12%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.893924	13.762172	6.73%	437	2010
	10.000000	12.893924	28.94%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.868657	13.425459	4.33%	0	2010
	10.000000	12.868657	28.69%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.717613	8.765228	13.57%	0	2010
	6.119917	7.717613	26.11%	0	2009
	9.901315	6.119917	-38.19%	0	2008
	10.322987	9.901315	-4.08%	0	2007
	9.078368	10.322987	13.71%	0	2006
	8.876690	9.078368	2.27%	0	2005
	7.700955	8.876690	15.27%	0	2004
	5.972569	7.700955	28.94%	0	2003
	8.133455	5.972569	-26.57%	0	2002
	9.439135	8.133455	-13.83%	0	2001

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.579734	10.282834	7.34%	0	2010
	6.757084	9.579734	41.77%	1,650	2009
	12.643338	6.757084	-46.56%	1,689	2008
	11.291827	12.643338	11.97%	1,567	2007
	10.662455	11.291827	5.90%	1,367	2006
	10.341087	10.662455	3.11%	1,184	2005
	9.857594	10.341087	4.90%	961	2004
	7.673761	9.857594	28.46%	985	2003
	10.695313	7.673761	-28.25%	556	2002
	12.472602	10.695313	-14.25%	72	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.997084	20.475798	13.77%	175	2010
	13.132463	17.997084	37.04%	170	2009
	22.384636	13.132463	-41.33%	177	2008
	21.460476	22.384636	4.31%	164	2007
	18.587129	21.460476	15.46%	278	2006
	16.570216	18.587129	12.17%	287	2005
	14.170841	16.570216	16.93%	286	2004
	10.000000	14.170841	41.71%	179	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.128954	12.660697	13.76%	0	2010
	8.116450	11.128954	37.12%	0	2009
	13.833378	8.116450	-41.33%	0	2008
	13.264567	13.833378	4.29%	0	2007
	11.488228	13.264567	15.46%	0	2006
	10.244297	11.488228	12.14%	0	2005
	8.763286	10.244297	16.90%	0	2004
	6.245795	8.763286	40.31%	0	2003
	8.176890	6.245795	-23.62%	82	2002
	9.477189	8.176890	-13.72%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.455744	2.762876	12.51%	0	2010
	1.974937	2.455744	24.35%	0	2009
	9.537892	1.974937	-79.29%	0	2008
	10.000000	9.537892	-4.62%	0	2007

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.639729	2.973195	12.63%	0	2010
	2.147226	2.639729	22.94%	0	2009
	10.263387	2.147226	-79.08%	0	2008
	10.473904	10.263387	-2.01%	0	2007
	10.000000	10.473904	4.74%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.245107	9.391466	13.90%	133	2010
	6.551646	8.245107	25.85%	578	2009
	10.854537	6.551646	-39.64%	598	2008
	10.597115	10.854537	2.43%	609	2007
	9.390774	10.597115	12.85%	565	2006
	9.032316	9.390774	3.97%	564	2005
	8.411542	9.032316	7.38%	564	2004
	6.766391	8.411542	24.31%	564	2003
	8.494330	6.766391	-20.34%	130	2002
	9.639258	8.494330	-11.88%	131	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.927843	9.597722	21.06%	0	2010
	5.890447	7.927843	34.59%	0	2009
	9.658559	5.890447	-39.01%	0	2008
	9.967258	9.658559	-3.10%	0	2007
	10.000000	9.967258	-0.33%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.290523	9.116493	25.05%	6	2010
	5.604300	7.290523	30.09%	10	2009
	11.216980	5.604300	-50.04%	18	2008
	10.754411	11.216980	4.30%	18	2007
	10.647470	10.754411	1.00%	0	2006
	9.661983	10.647470	10.20%	0	2005
	8.222845	9.661983	17.50%	0	2004
	6.674005	8.222845	23.21%	0	2003
	9.421935	6.674005	-29.17%	0	2002
	13.975777	9.421935	-32.58%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.826649	11.616366	7.29%	0	2010
	10.000000	10.826649	8.27%	0	2009*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.905794	11.253389	3.19%	248	2010
	10.000000	10.905794	9.06%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.603644	12.306518	6.06%	0	2010
	9.994706	11.603644	16.10%	0	2009
	10.958028	9.994706	-8.79%	0	2008
	10.096567	10.958028	8.53%	0	2007
	10.000000	10.096567	0.97%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.680917	13.449285	6.06%	0	2010
	11.336230	12.680917	11.86%	0	2009
	11.031909	11.336230	2.76%	0	2008
	10.342510	11.031909	6.67%	0	2007
	10.000000	10.342510	3.43%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.650274	12.303549	27.49%	0	2010
	6.224330	9.650274	55.04%	0	2009
	11.184921	6.224330	-44.35%	0	2008
	10.966570	11.184921	1.99%	0	2007
	10.000000	10.966570	9.67%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.774695	9.958660	13.49%	0	2010
	7.470705	8.774695	17.45%	0	2009
	12.360242	7.470705	-39.56%	0	2008
	11.572688	12.360242	6.81%	0	2007
	10.000000	11.572688	15.73%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.518344	9.158636	21.82%	0	2010
	5.323578	7.518344	41.23%	0	2009
	9.039632	5.323578	-41.11%	0	2008
	10.288832	9.039632	-12.14%	0	2007
	10.000000	10.288832	2.89%	0	2006*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.048836	10.899213	8.46%	0	2010
	8.153728	10.048836	23.24%	0	2009
	11.417272	8.153728	-28.58%	0	2008
	10.976841	11.417272	4.01%	0	2007
	10.000000	10.976841	9.77%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.027885	10.327982	14.40%	0	2010
	6.918862	9.027885	30.48%	0	2009
	11.454813	6.918862	-39.60%	0	2008
	11.358086	11.454813	0.85%	0	2007
	10.000000	11.358086	13.58%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.290590	13.917780	13.24%	0	2010
	7.252301	12.290590	69.47%	0	2009
	10.558207	7.252301	-31.31%	0	2008
	10.544918	10.558207	0.13%	0	2007
	10.000000	10.544918	5.45%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.735424	12.836431	19.57%	0	2010
	7.017983	10.735424	52.97%	0	2009
	11.648982	7.017983	-39.75%	0	2008
	10.771588	11.648982	8.15%	0	2007
	10.000000	10.771588	7.72%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.611295	12.262647	15.56%	0	2010
	7.515473	10.611295	41.19%	0	2009
	10.709716	7.515473	-29.83%	0	2008
	10.718961	10.709716	-0.09%	0	2007
	10.000000	10.718961	7.19%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.337753	9.365017	27.63%	0	2010
	5.532641	7.337753	32.63%	0	2009
	10.686895	5.532641	-48.23%	0	2008
	10.316854	10.686895	3.59%	0	2007
	10.000000	10.316854	3.17%	0	2006*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.014375	9.171120	14.43%	0	2010
	6.129563	8.014375	30.75%	0	2009
	9.929383	6.129563	-38.27%	0	2008
	10.789724	9.929383	-7.97%	0	2007
	10.000000	10.789724	7.90%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.862070	9.730950	9.80%	0	2010
	7.623657	8.862070	16.24%	0	2009
	12.420769	7.623657	-38.62%	0	2008
	13.452259	12.420769	-7.67%	0	2007
	11.305746	13.452259	18.99%	0	2006
	10.779725	11.305746	4.88%	0	2005
	9.709143	10.779725	11.03%	0	2004
	8.006045	9.709143	21.27%	0	2003
	10.156417	8.006045	-21.17%	0	2002
	10.000000	10.156417	1.56%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.419014	10.624116	12.79%	0	2010
	7.666256	9.419014	22.86%	0	2009
	12.650434	7.666256	-39.40%	0	2008
	12.635630	12.650434	0.12%	0	2007
	11.129461	12.635630	13.53%	0	2006
	10.625295	11.129461	4.74%	0	2005
	9.678294	10.625295	9.78%	0	2004
	7.862571	9.678294	23.09%	0	2003
	10.178398	7.862571	-22.75%	0	2002
	10.000000	10.178398	1.78%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.502017	5.02%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.161470	10.680662	5.11%	0	2010
	9.447078	10.161470	7.56%	0	2009
	10.724487	9.447078	-11.91%	0	2008
	10.367933	10.724487	3.44%	0	2007
	10.000000	10.367933	3.68%	0	2006*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.556048	27.513796	7.66%	21	2010
	20.006837	25.556048	27.74%	21	2009
	23.986894	20.006837	-16.59%	21	2008
	22.954535	23.986894	4.50%	21	2007
	21.115803	22.954535	8.71%	21	2006
	19.174523	21.115803	10.12%	21	2005
	17.758937	19.174523	7.97%	21	2004
	14.157666	17.758937	25.44%	11	2003
	13.213325	14.157666	7.15%	0	2002
	12.234919	13.213325	8.00%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.369935	12.824791	3.68%	0	2010
	9.514481	12.369935	30.01%	0	2009
	17.515505	9.514481	-45.68%	0	2008
	15.582955	17.515505	12.40%	0	2007
	12.693500	15.582955	22.76%	0	2006
	11.649219	12.693500	8.96%	0	2005
	10.115781	11.649219	15.16%	0	2004
	8.092698	10.115781	25.00%	0	2003
	10.000000	8.092698	-19.07%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.739520	27.056302	24.46%	0	2010
	10.384496	21.739520	109.35%	0	2009
	30.032847	10.384496	-65.42%	0	2008
	22.256442	30.032847	34.94%	0	2007
	16.258430	22.256442	36.89%	0	2006
	12.567660	16.258430	29.37%	0	2005
	10.000000	12.567660	25.68%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.312651	32.741650	24.43%	0	2010
	12.581837	26.312651	109.13%	0	2009
	36.417891	12.581837	-65.45%	0	2008
	26.978611	36.417891	34.99%	0	2007
	19.714010	26.978611	36.85%	0	2006
	15.223485	19.714010	29.50%	0	2005
	12.326720	15.223485	23.50%	0	2004
	8.149155	12.326720	51.26%	0	2003
	8.555421	8.149155	-4.75%	0	2002
	8.883159	8.555421	-3.69%	0	2001

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	33.437147	42.392382	26.78%	0	2010
	21.636393	33.437147	54.54%	0	2009
	40.940303	21.636393	-47.15%	0	2008
	28.713761	40.940303	42.58%	0	2007
	23.510115	28.713761	22.13%	0	2006
	15.799703	23.510115	48.80%	0	2005
	10.000000	12.425394	24.25%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.318622	33.372576	26.80%	0	2010
	17.020982	26.318622	54.62%	0	2009
	32.190396	17.020982	-47.12%	0	2008
	22.581383	32.190396	42.55%	0	2007
	18.482404	22.581383	22.18%	0	2006
	12.425394	18.482404	48.75%	0	2005
	12.964418	15.799703	21.87%	0	2004
	9.127452	12.964418	42.04%	0	2003
	9.575679	9.127452	-4.68%	0	2002
	10.900909	9.575679	-12.16%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.109548	11.141859	10.21%	0	2010
	8.110530	10.109548	24.65%	0	2009
	13.306740	8.110530	-39.05%	0	2008
	12.337965	13.306740	7.85%	0	2007
	11.062742	12.337965	11.53%	0	2006
	10.369426	11.062742	6.69%	0	2005
	9.638578	10.369426	7.58%	0	2004
	7.279475	9.638578	32.41%	0	2003
	9.693126	7.279475	-24.90%	0	2002
	9.850703	9.693126	-1.60%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.033842	16.209683	24.37%	0	2010
	10.000000	13.033842	30.34%	0	2009*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.583898	16.852188	24.06%	0	2010
	9.716363	13.583898	39.80%	0	2009
	15.431399	9.716363	-37.04%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.697752	12.050697	3.02%	0	2010
	10.830197	11.697752	8.01%	0	2009
	11.229625	10.830197	-3.56%	0	2008
	10.466370	11.229625	7.29%	1,147	2007
	10.512510	10.466370	-0.44%	1,147	2006
	10.561415	10.512510	-0.46%	1,147	2005
	10.185123	10.561415	3.69%	1,147	2004
	10.000000	10.185123	1.85%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.110633	9.073006	11.87%	607	2010
	7.007973	8.110633	15.73%	620	2009
	10.932418	7.007973	-35.90%	439	2008
	11.164302	10.932418	-2.08%	971	2007
	9.729006	11.164302	14.75%	966	2006
	9.487595	9.729006	2.54%	969	2005
	8.567953	9.487595	10.73%	969	2004
	6.758745	8.567953	26.77%	973	2003
	8.553813	6.758745	-20.99%	974	2002
	9.525172	8.553813	-10.20%	867	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.341079	11.481634	11.03%	0	2010
	7.888549	10.341079	31.09%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.946317	11.624313	16.87%	0	2010
	7.810467	9.946317	27.35%	0	2009
	10.535179	7.810467	-25.86%	0	2008
	11.005109	10.535179	-4.27%	0	2007
	10.000000	11.005109	10.05%	0	2006*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.756885	14.180065	11.16%	0	2010
	10.860052	12.756885	17.47%	5,876	2009
	15.134533	10.860052	-28.24%	5,584	2008
	16.281761	15.134533	-7.05%	6,773	2007
	14.001311	16.281761	16.29%	7,369	2006
	13.601526	14.001311	2.94%	7,704	2005
	12.139101	13.601526	12.05%	8,115	2004
	9.605080	12.139101	26.38%	8,235	2003
	11.216937	9.605080	-14.37%	6,564	2002
	10.146205	11.216937	10.55%	1,546	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.014804	12.923966	7.57%	650	2010
	10.000000	12.014804	20.15%	716	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.097695	11.106335	9.99%	0	2010
	10.000000	10.097695	0.98%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.822207	12.139449	12.17%	0	2010
	10.000000	10.822207	8.22%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.621599	14.330927	23.31%	0	2010
	9.485040	11.621599	22.53%	0	2009
	14.010025	9.485040	-32.30%	0	2008
	14.391831	14.010025	-2.65%	0	2007
	12.835064	14.391831	12.13%	0	2006
	12.212803	12.835064	5.10%	0	2005
	10.224364	12.212803	19.45%	0	2004
	7.572039	10.224364	35.03%	0	2003
	10.000000	7.572039	-24.28%	0	2002*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.780149	7.629107	12.52%	0	2010
	5.172489	6.780149	31.08%	201	2009
	8.049148	5.172489	-35.74%	201	2008
	7.620978	8.049148	5.62%	201	2007
	7.120901	7.620978	7.02%	0	2006
	7.012263	7.120901	1.55%	0	2005
	6.736948	7.012263	4.09%	0	2004
	5.455641	6.736948	23.49%	0	2003
	7.835121	5.455641	-30.37%	295	2002
	10.327709	7.835121	-24.13%	295	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.814034	8.794179	12.54%	1,751	2010
	6.311420	7.814034	23.81%	1,991	2009
	10.246035	6.311420	-38.40%	2,566	2008
	9.934209	10.246035	3.14%	2,593	2007
	8.776217	9.934209	13.19%	2,381	2006
	8.553497	8.776217	2.60%	2,394	2005
	7.888621	8.553497	8.43%	4,171	2004
	6.270812	7.888621	25.80%	2,394	2003
	8.242137	6.270812	-23.92%	2,143	2002
	9.578167	8.242137	-13.95%	0	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.919694	10.080416	13.01%	1,152	2010
	7.426396	8.919694	20.11%	1,179	2009
	10.756980	7.426396	-30.96%	1,167	2008
	10.246854	10.756980	4.98%	1,426	2007
	8.976307	10.246854	14.15%	2,202	2006
	8.774806	8.976307	2.30%	2,159	2005
	8.523748	8.774806	2.95%	2,475	2004
	7.178001	8.523748	18.75%	2,160	2003
	8.794635	7.178001	-18.38%	652	2002
	9.896545	8.794635	-11.13%	0	2001

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.252052	10.606325	28.53%	0	2010
	6.680955	8.252052	23.52%	0	2009
	10.924431	6.680955	-38.84%	0	2008
	12.535059	10.924431	-12.85%	0	2007
	12.325533	12.535059	1.70%	0	2006
	11.886758	12.325533	3.69%	0	2005
	10.893880	11.886758	9.11%	0	2004
	8.440984	10.893880	29.06%	0	2003
	10.650190	8.440984	-20.74%	0	2002
	10.000000	10.650190	6.50%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.385457	14.726035	2.37%	0	2010
	11.207654	14.385457	28.35%	0	2009
	18.246667	11.207654	-38.58%	0	2008
	17.878494	18.246667	2.06%	0	2007
	14.879794	17.878494	20.15%	0	2006
	13.569205	14.879794	9.66%	0	2005
	11.536161	13.569205	17.62%	0	2004
	8.632815	11.536161	33.63%	0	2003
	10.036306	8.632815	-13.98%	0	2002
	10.000000	10.036306	0.36%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.967650	14.852467	6.33%	1,778	2010
	11.834259	13.967650	18.03%	1,738	2009
	13.025028	11.834259	-9.14%	1,649	2008
	12.613224	13.025028	3.26%	3,465	2007
	12.356608	12.613224	2.08%	3,416	2006
	12.446617	12.356608	-0.72%	3,027	2005
	12.256937	12.446617	1.55%	3,517	2004
	11.951842	12.256937	2.55%	3,112	2003
	11.157316	11.951842	7.12%	2,600	2002
	10.541374	11.157316	5.84%	1,571	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.951046	10.994254	10.48%	0	2010
	8.178717	9.951046	21.67%	0	2009
	11.139084	8.178717	-26.58%	0	2008
	10.463031	11.139084	6.46%	0	2007
	10.000000	10.463031	4.63%	0	2006*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.417332	10.569236	12.23%	0	2010
	7.462168	9.417332	26.20%	0	2009
	11.316515	7.462168	-34.06%	0	2008
	10.482916	11.316515	7.95%	0	2007
	10.000000	10.482916	4.83%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.944020	10.167697	13.68%	0	2010
	6.945378	8.944020	28.78%	0	2009
	11.445346	6.945378	-39.32%	0	2008
	10.502972	11.445346	8.97%	0	2007
	10.000000	10.502972	5.03%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	12.025206	13.801124	14.77%	0	2010
	9.044809	12.025206	32.95%	1,365	2009
	16.083730	9.044809	-43.76%	13,430	2008
	13.968135	16.083730	15.15%	15,312	2007
	12.772158	13.968135	9.36%	5,898	2006
	11.152948	12.772158	14.52%	2,767	2005
	9.866963	11.152948	13.03%	3,194	2004
	7.844111	9.866963	25.79%	1,843	2003
	8.837210	7.844111	-11.24%	432	2002
	10.290816	8.837210	-14.13%	155	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.606295	10.050061	16.78%	838	2010
	5.950919	8.606295	44.62%	838	2009
	13.318792	5.950919	-55.32%	838	2008
	9.332470	13.318792	42.71%	838	2007
	10.000000	9.332470	-6.68%	785	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.014061	10.166784	12.79%	2,018	2010
	7.073720	9.014061	27.43%	4,283	2009
	12.598676	7.073720	-43.85%	9,328	2008
	12.677501	12.598676	-0.62%	8,810	2007
	10.772376	12.677501	17.69%	8,853	2006
	10.393148	10.772376	3.65%	9,709	2005
	9.521414	10.393148	9.16%	10,007	2004
	7.460863	9.521414	27.62%	10,031	2003
	9.172426	7.460863	-18.66%	4,751	2002
	9.862672	9.172426	-7.00%	197	2001

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.709273	6.918700	21.18%	0	2010
	3.997932	5.709273	42.81%	0	2009
	9.078401	3.997932	-55.96%	0	2008
	7.529618	9.078401	20.57%	0	2007
	7.296111	7.529618	3.20%	0	2006
	6.838535	7.296111	6.69%	0	2005
	6.517942	6.838535	4.92%	0	2004
	5.129369	6.517942	27.07%	0	2003
	6.703332	5.129369	-23.48%	0	2002
	7.995493	6.703332	-16.16%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.807388	8.276274	21.58%	1,456	2010
	5.420543	6.807388	25.58%	1,919	2009
	10.483018	5.420543	-48.29%	1,949	2008
	8.432255	10.483018	24.32%	2,730	2007
	8.061206	8.432255	4.60%	2,909	2006
	7.783662	8.061206	3.57%	2,905	2005
	7.691507	7.783662	1.20%	2,903	2004
	5.910677	7.691507	30.13%	2,901	2003
	8.641032	5.910677	-31.60%	2,411	2002
	10.718728	8.641032	-19.38%	802	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.763751	10.887858	11.51%	0	2010
	6.929489	9.763751	40.90%	0	2009
	9.436010	6.929489	-26.56%	0	2008
	9.380419	9.436010	0.59%	21	2007
	8.608998	9.380419	8.96%	190	2006
	8.568021	8.608998	0.48%	199	2005
	7.986680	8.568021	7.28%	460	2004
	6.418462	7.986680	24.43%	616	2003
	6.320746	6.418462	1.55%	328	2002
	7.321509	6.320746	-13.67%	7	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.114139	11.266153	11.39%	50	2010
	7.170337	10.114139	41.06%	50	2009
	9.752895	7.170337	-26.48%	76	2008
	10.000000	9.752895	-2.47%	172	2007

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.556085	12.194690	5.53%	0	2010
	10.194060	11.556085	13.36%	0	2009
	10.762125	10.194060	-5.28%	0	2008
	10.539097	10.762125	2.12%	0	2007
	10.310242	10.539097	2.22%	0	2006
	10.305686	10.310242	0.04%	0	2005
	10.080627	10.305686	2.23%	0	2004
	10.000000	10.080627	0.81%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.030104	11.389829	26.13%	489	2010
	6.580963	9.030104	37.22%	489	2009
	11.101611	6.580963	-40.72%	13,129	2008
	9.810111	11.101611	13.16%	13,129	2007
	10.000000	9.810111	-1.90%	517	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.241894	11.341341	10.73%	0	2010
	8.265661	10.241894	23.91%	0	2009
	15.025802	8.265661	-44.99%	0	2008
	13.082933	15.025802	14.85%	0	2007
	11.317935	13.082933	15.59%	0	2006
	9.706658	11.317935	16.60%	0	2005
	8.727539	9.706658	11.22%	0	2004
	6.218666	8.727539	40.34%	0	2003
	7.966381	6.218666	-21.94%	0	2002
	10.326913	7.966381	-22.86%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.674379	14.037105	10.75%	574	2010
	10.224555	12.674379	23.96%	320	2009
	18.591095	10.224555	-45.00%	311	2008
	16.184681	18.591095	14.87%	328	2007
	14.000898	16.184681	15.60%	418	2006
	12.012398	14.000898	16.55%	37	2005
	10.799864	12.012398	11.23%	84	2004
	7.692711	10.799864	40.39%	31	2003
	10.000000	7.692711	-23.07%	6	2002*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.186381	13.863047	23.93%	0	2010
	7.252168	11.186381	54.25%	0	2009
	15.157668	7.252168	-52.16%	0	2008
	14.648447	15.157668	3.48%	1,294	2007
	12.863065	14.648447	13.88%	1,294	2006
	12.797874	12.863065	0.51%	1,294	2005
	11.456515	12.797874	11.71%	1,294	2004
	7.408523	11.456515	54.64%	1,294	2003
	10.000000	7.408523	-25.91%	1,294	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.307392	11.381495	10.42%	1,540	2010
	7.756633	10.307392	32.88%	1,697	2009
	11.252036	7.756633	-31.06%	23,763	2008
	11.067139	11.252036	1.67%	24,034	2007
	10.000000	11.067139	10.67%	282	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.034366	10.096001	25.66%	0	2010
	6.347643	8.034366	26.57%	0	2009
	9.670281	6.347643	-34.36%	0	2008
	10.109363	9.670281	-4.34%	0	2007
	10.000000	10.109363	1.09%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.382437	9.057230	8.05%	0	2010
	6.566886	8.382437	27.65%	0	2009
	10.000000	6.566886	-34.33%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.508411	12.102091	15.17%	914	2010
	6.211263	10.508411	69.18%	914	2009
	13.392336	6.211263	-53.62%	914	2008
	10.619522	13.392336	26.11%	914	2007
	10.000000	10.619522	6.20%	498	2006*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.678024	14.567551	6.50%	0	2010
	10.162348	13.678024	34.60%	0	2009
	17.351458	10.162348	-41.43%	0	2008
	15.292906	17.351458	13.46%	0	2007
	12.822004	15.292906	19.27%	0	2006
	11.842271	12.822004	8.27%	0	2005
	10.165359	11.842271	16.50%	0	2004
	7.825300	10.165359	29.90%	0	2003
	10.000000	7.825300	-21.75%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.601545	10.200707	6.24%	0	2010
	7.141154	9.601545	34.45%	0	2009
	12.225199	7.141154	-41.59%	0	2008
	10.806791	12.225199	13.13%	0	2007
	10.000000	10.806791	8.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.699284	15.355948	12.09%	0	2010
	11.777936	13.699284	16.31%	0	2009
	11.315943	11.777936	4.08%	12,092	2008
	10.400635	11.315943	8.80%	12,092	2007
	10.000000	10.400635	4.01%	0	2006*

Invesco - Invesco V.I. Basic Balanced Fund: Series I - Q/NQ	8.679808	9.192175	5.90%	0	2010
	6.617401	8.679808	31.17%	0	2009
	10.948166	6.617401	-39.56%	0	2008
	10.931968	10.948166	0.15%	0	2007
	10.089693	10.931968	8.35%	0	2006
	9.777971	10.089693	3.19%	0	2005
	9.279639	9.777971	5.37%	0	2004
	8.137432	9.279639	14.04%	0	2003
	10.016461	8.137432	-18.76%	0	2002
	10.000000	10.016461	0.61%	0	2001*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.301686	3.02%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.275788	12.76%	0	2010*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.254106	9.342087	13.18%	0	2010
	6.956238	8.254106	18.66%	0	2009
	12.343781	6.956238	-43.65%	0	2008
	11.246004	12.343781	9.76%	0	2007
	10.794820	11.246004	4.18%	0	2006
	10.120238	10.794820	6.67%	0	2005
	9.685018	10.120238	4.49%	0	2004
	7.630071	9.685018	26.93%	0	2003
	10.293031	7.630071	-25.87%	0	2002
	10.000000	10.293031	2.93%	0	2001*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.397382	9.480907	12.90%	0	2010
	7.098140	8.397382	18.30%	0	2009
	12.624745	7.098140	-43.78%	0	2008
	11.530891	12.624745	9.49%	0	2007
	11.093531	11.530891	3.94%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.481612	12.169629	16.10%	0	2010
	7.532570	10.481612	39.15%	0	2009
	14.538404	7.532570	-48.19%	0	2008
	13.421053	14.538404	8.33%	0	2007
	11.779311	13.421053	13.94%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.521675	12.370328	7.37%	0	2010
	9.163689	11.521675	25.73%	0	2009
	13.385713	9.163689	-31.54%	0	2008
	12.634849	13.385713	5.94%	0	2007
	11.046838	12.634849	14.38%	0	2006
	10.703041	11.046838	3.21%	0	2005
	10.022543	10.703041	6.79%	0	2004
	8.219646	10.022543	21.93%	0	2003
	9.935895	8.219646	-17.27%	0	2002
	10.000000	9.935895	-0.64%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.202152	10.527408	3.19%	0	2010
	8.153790	10.202152	25.12%	0	2009
	11.656472	8.153790	-30.05%	0	2008
	10.634868	11.656472	9.61%	0	2007
	10.000000	10.634868	6.35%	0	2006*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.219973	9.466571	15.17%	0	2010
	6.377211	8.219973	28.90%	0	2009
	11.756748	6.377211	-45.76%	0	2008
	12.701647	11.756748	-7.44%	0	2007
	10.000000	12.701647	27.02%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	15.839285	17.519499	10.61%	0	2010
	11.950729	15.839285	32.54%	0	2009
	20.454744	11.950729	-41.57%	0	2008
	18.196014	20.454744	12.41%	0	2007
	14.478412	18.196014	25.68%	0	2006
	12.527090	14.478412	15.58%	0	2005
	10.308115	12.527090	21.53%	0	2004
	8.149815	10.308115	26.48%	0	2003
	10.000000	8.149815	-18.50%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.282095	21.601112	6.50%	0	2010
	10.000000	20.282095	22.55%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.571948	8.944913	4.35%	2,066	2010
	5.990355	8.571948	43.10%	2,707	2009
	10.976647	5.990355	-45.43%	2,683	2008
	8.198336	10.976647	33.89%	2,656	2007
	7.666316	8.198336	6.94%	11,438	2006
	6.949648	7.666316	10.31%	11,974	2005
	6.011309	6.949648	15.61%	11,489	2004
	5.101659	6.011309	17.83%	11,358	2003
	6.192214	5.101659	-17.61%	612	2002
	8.084324	6.192214	-23.40%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.724049	14.306771	22.03%	0	2010
	7.615341	11.724049	53.95%	0	2009
	13.851275	7.615341	-45.02%	0	2008
	11.609795	13.851275	19.31%	0	2007
	10.974721	11.609795	5.79%	0	2006
	10.058657	10.974721	9.11%	0	2005
	10.178910	10.058657	-1.18%	0	2004
	7.059137	10.178910	44.19%	0	2003
	10.000000	7.059137	-29.41%	0	2002*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.779583	4.607728	21.91%	0	2010
	2.458113	3.779583	53.76%	63	2009
	4.477053	2.458113	-45.10%	63	2008
	3.754292	4.477053	19.25%	63	2007
	3.552614	3.754292	5.68%	0	2006
	3.249553	3.552614	9.33%	0	2005
	3.297208	3.249553	-1.45%	0	2004
	2.296907	3.297208	43.55%	0	2003
	3.968131	2.296907	-42.12%	266	2002
	6.460766	3.968131	-38.58%	266	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.673113	27.781921	22.53%	688	2010
	12.919715	22.673113	75.49%	688	2009
	27.587725	12.919715	-53.17%	688	2008
	21.982398	27.587725	25.50%	688	2007
	15.289791	21.982398	43.77%	570	2006
	11.817150	15.289791	29.39%	439	2005
	10.157673	11.817150	16.34%	0	2004
	7.703455	10.157673	31.86%	0	2003
	10.000000	7.703455	-22.97%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.018580	15.950368	22.52%	0	2010
	7.418345	13.018580	75.49%	61	2009
	15.846836	7.418345	-53.19%	61	2008
	12.632426	15.846836	25.45%	61	2007
	8.790457	12.632426	43.71%	0	2006
	6.797949	8.790457	29.31%	0	2005
	5.844498	6.797949	16.31%	0	2004
	4.432838	5.844498	31.85%	0	2003
	6.092844	4.432838	-27.25%	0	2002
	8.120779	6.092844	-24.97%	151	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.332034	13.710318	20.99%	0	2010
	9.126722	11.332034	24.16%	0	2009
	13.943736	9.126722	-34.55%	0	2008
	13.889084	13.943736	0.39%	0	2007
	12.129124	13.889084	14.51%	0	2006
	11.331952	12.129124	7.03%	289	2005
	10.000000	11.331952	13.32%	0	2004*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.714012	12.767506	8.99%	0	2010
	9.761492	11.714012	20.00%	0	2009
	14.810316	9.761492	-34.09%	0	2008
	14.047477	14.810316	5.43%	0	2007
	11.894280	14.047477	18.10%	0	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.699132	6.99%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.665959	9.973279	3.18%	0	2010
	8.703295	9.665959	11.06%	0	2009
	10.258557	8.703295	-15.16%	0	2008
	9.992258	10.258557	2.67%	202	2007
	9.784478	9.992258	2.12%	209	2006
	9.841564	9.784478	-0.58%	216	2005
	9.964766	9.841564	-1.24%	0	2004
	10.000000	9.964766	-0.35%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.614626	11.270375	17.22%	0	2010
	7.992300	9.614626	20.30%	0	2009
	13.474648	7.992300	-40.69%	0	2008
	13.680755	13.474648	-1.51%	0	2007
	13.262674	13.680755	3.15%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.565006	12.720283	20.40%	0	2010
	8.202784	10.565006	28.80%	0	2009
	13.822570	8.202784	-40.66%	0	2008
	13.108220	13.822570	5.45%	0	2007
	11.763111	13.108220	11.43%	0	2006
	11.232231	11.763111	4.73%	0	2005
	10.000000	11.232231	12.32%	0	2004*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.728769	5.526255	16.86%	336	2010
	3.615192	4.728769	30.80%	364	2009
	6.018772	3.615192	-39.93%	0	2008
	5.138043	6.018772	17.14%	0	2007
	4.938044	5.138043	4.05%	0	2006
	4.730977	4.938044	4.38%	0	2005
	4.463437	4.730977	5.99%	0	2004
	3.431088	4.463437	30.09%	0	2003
	4.912027	3.431088	-30.15%	0	2002
	6.975678	4.912027	-29.58%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.396292	13.784241	11.20%	4,499	2010
	10.000000	12.396292	23.96%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.017389	9.899139	9.78%	2,328	2010
	7.455703	9.017389	20.95%	2,506	2009
	10.833923	7.455703	-31.18%	0	2008
	10.416519	10.833923	4.01%	0	2007
	10.000000	10.416519	4.17%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.186610	10.580908	3.87%	485	2010
	9.268369	10.186610	9.91%	485	2009
	10.493465	9.268369	-11.67%	0	2008
	10.398680	10.493465	0.91%	0	2007
	10.000000	10.398680	3.99%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.004291	10.912299	9.08%	0	2010
	7.209163	10.004291	38.77%	0	2009
	11.988593	7.209163	-39.87%	0	2008
	10.697846	11.988593	12.07%	0	2007
	10.000000	10.697846	6.98%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.337279	9.657187	15.83%	0	2010
	6.130054	8.337279	36.01%	0	2009
	11.213159	6.130054	-45.33%	0	2008
	10.226475	11.213159	9.65%	0	2007
	10.000000	10.226475	2.26%	0	2006*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.586684	8.251065	8.76%	665	2010
	5.923551	7.586684	28.08%	665	2009
	9.759595	5.923551	-39.31%	0	2008
	10.000000	9.759595	-2.40%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.869095	14.270818	10.89%	0	2010
	8.994281	12.869095	43.08%	0	2009
	12.745336	8.994281	-29.43%	434	2008
	12.611541	12.745336	1.06%	434	2007
	11.634512	12.611541	8.40%	434	2006
	11.595276	11.634512	0.34%	434	2005
	10.746806	11.595276	7.90%	473	2004
	8.968533	10.746806	19.83%	448	2003
	8.865607	8.968533	1.16%	388	2002
	8.681541	8.865607	2.12%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.496573	12.749463	10.90%	68	2010
	8.030534	11.496573	43.16%	57	2009
	11.396831	8.030534	-29.54%	61	2008
	11.273516	11.396831	1.09%	81	2007
	10.400579	11.273516	8.39%	49	2006
	10.000000	10.400579	4.01%	22	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.664030	8.683086	13.30%	165	2010
	5.112703	7.664030	49.90%	154	2009
	10.000000	5.112703	-48.87%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.857237	9.516007	21.11%	0	2010
	6.095432	7.857237	28.90%	0	2009
	10.000000	6.095432	-39.05%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.010702	9.024733	12.66%	0	2010
	6.326955	8.010702	26.61%	0	2009
	10.000000	6.326955	-36.73%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.255380	10.014215	8.20%	0	2010
	7.881950	9.255380	17.43%	0	2009
	10.000000	7.881950	-21.18%	0	2008*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.716193	9.600233	10.14%	0	2010
	7.163165	8.716193	21.68%	0	2009
	10.000000	7.163165	-28.37%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	9.998153	10.464567	4.67%	0	2010
	9.026837	9.998153	10.76%	0	2009
	10.000000	9.026837	-9.73%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	8.986208	9.807936	9.14%	0	2010
	7.519299	8.986208	19.51%	0	2009
	10.000000	7.519299	-24.81%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.437446	9.369473	11.05%	0	2010
	6.801819	8.437446	24.05%	0	2009
	10.000000	6.801819	-31.98%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.526187	10.179093	6.85%	0	2010
	8.260152	9.526187	15.33%	0	2009
	10.000000	8.260152	-17.40%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.460628	10.974847	4.92%	0	2010
	9.812152	10.460628	6.61%	0	2009
	10.000000	9.812152	-1.88%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.178289	11.843644	5.95%	0	2010
	9.796204	11.178289	14.11%	0	2009
	10.000000	9.796204	-2.04%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.109627	24.034266	13.85%	0	2010
	13.189501	21.109627	60.05%	0	2009
	31.866128	13.189501	-58.61%	0	2008
	22.337963	31.866128	42.65%	0	2007
	16.671061	22.337963	33.99%	0	2006
	12.824480	16.671061	29.99%	0	2005
	10.837926	12.824480	18.33%	0	2004
	6.691513	10.837926	61.97%	0	2003
	8.054985	6.691513	-16.93%	0	2002
	8.669923	8.054985	-7.09%	0	2001

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.534669	26.804267	13.89%	732	2010
	14.689344	23.534669	60.22%	732	2009
	35.546819	14.689344	-58.68%	6,103	2008
	24.923362	35.546819	42.62%	6,103	2007
	18.610577	24.923362	33.92%	2,762	2006
	14.314567	18.610577	30.01%	2,481	2005
	12.095873	14.314567	18.34%	2,305	2004
	7.470195	12.095873	61.92%	2,043	2003
	10.000000	7.470195	-25.30%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.168257	14.548864	2.69%	964	2010
	14.078879	14.168257	0.63%	947	2009
	13.336618	14.078879	5.57%	16,446	2008
	12.701038	13.336618	5.00%	20,484	2007
	12.540509	12.701038	1.28%	25,871	2006
	12.391329	12.540509	1.20%	26,341	2005
	12.244763	12.391329	1.20%	28,007	2004
	12.249649	12.244763	-0.04%	31,111	2003
	11.262532	12.249649	8.76%	13,625	2002
	10.716144	11.262532	5.10%	4,290	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.912831	11.005924	11.03%	0	2010
	7.797533	9.912831	27.13%	0	2009
	14.750612	7.797533	-47.14%	0	2008
	11.839306	14.750612	24.59%	0	2007
	9.085207	11.839306	30.31%	0	2006
	7.119284	9.085207	27.61%	0	2005
	6.361569	7.119284	11.91%	0	2004
	4.786253	6.361569	32.91%	0	2003
	6.435329	4.786253	-25.63%	0	2002
	9.204854	6.435329	-30.09%	0	2001

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.991077	17.751160	11.01%	193	2010
	12.583665	15.991077	27.08%	0	2009
	23.797105	12.583665	-47.12%	0	2008
	19.099862	23.797105	24.59%	0	2007
	14.658366	19.099862	30.30%	0	2006
	11.489572	14.658366	27.58%	0	2005
	10.252483	11.489572	12.07%	0	2004
	7.730205	10.252483	32.63%	0	2003
	10.000000	7.730205	-22.70%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.149818	8.577857	5.25%	0	2010
	6.466209	8.149818	26.04%	0	2009
	11.594614	6.466209	-44.23%	0	2008
	10.816951	11.594614	7.19%	0	2007
	10.000000	10.816951	8.17%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.459829	12.873740	12.34%	0	2010
	9.192762	11.459829	24.66%	0	2009
	14.853098	9.192762	-38.11%	0	2008
	14.305520	14.853098	3.83%	6,136	2007
	12.489813	14.305520	14.54%	6,450	2006
	11.807448	12.489813	5.78%	6,562	2005
	10.566284	11.807448	11.75%	6,853	2004
	8.176147	10.566284	29.23%	7,075	2003
	10.000000	8.176147	-18.24%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.484351	12.359361	7.62%	0	2010
	10.000000	11.484351	14.84%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.041092	13.220057	9.79%	0	2010
	10.000000	12.041092	20.41%	0	2009*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.456393	11.888897	3.78%	134	2010
	10.716625	11.456393	6.90%	134	2009
	11.636185	10.716625	-7.90%	143	2008
	11.268568	11.636185	3.26%	148	2007
	10.830309	11.268568	4.05%	157	2006
	10.696990	10.830309	1.25%	166	2005
	10.430034	10.696990	2.56%	176	2004
	9.863036	10.430034	5.75%	1,827	2003
	10.000000	9.863036	-1.37%	4,389	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.612729	12.622630	8.70%	1,709	2010
	9.946414	11.612729	16.75%	2,793	2009
	13.214889	9.946414	-24.73%	1,709	2008
	12.763693	13.214889	3.53%	1,824	2007
	11.695624	12.763693	9.13%	2,867	2006
	11.328215	11.695624	3.24%	3,157	2005
	10.553029	11.328215	7.35%	3,996	2004
	8.969704	10.553029	17.65%	9,209	2003
	10.000000	8.969704	-10.30%	1,709	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.673406	12.908341	10.58%	0	2010
	9.575844	11.673406	21.90%	0	2009
	14.242409	9.575844	-32.77%	0	2008
	13.692531	14.242409	4.02%	5,810	2007
	12.197565	13.692531	12.26%	7,045	2006
	11.623715	12.197565	4.94%	8,851	2005
	10.581287	11.623715	9.85%	7,966	2004
	8.525519	10.581287	24.11%	13,294	2003
	10.000000	8.525519	-14.74%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.682071	12.423540	6.35%	8,314	2010
	10.405305	11.682071	12.27%	8,401	2009
	12.497972	10.405305	-16.74%	8,483	2008
	12.048446	12.497972	3.73%	6,310	2007
	11.338608	12.048446	6.26%	8,582	2006
	11.072641	11.338608	2.40%	9,054	2005
	10.543755	11.072641	5.02%	9,877	2004
	9.462587	10.543755	11.43%	10,402	2003
	10.000000	9.462587	-5.37%	0	2002*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.127113	19.946031	23.68%	1,414	2010
	12.033319	16.127113	34.02%	2,628	2009
	19.326473	12.033319	-37.74%	2,240	2008
	18.336862	19.326473	5.40%	2,160	2007
	17.026291	18.336862	7.70%	4,139	2006
	15.497629	17.026291	9.86%	4,356	2005
	13.664186	15.497629	13.42%	4,340	2004
	10.354673	13.664186	31.96%	4,360	2003
	12.475451	10.354673	-17.00%	1,857	2002
	12.900103	12.475451	-3.29%	100	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.780194	10.564607	-2.00%	1,505	2010
	10.995583	10.780194	-1.96%	2,974	2009
	10.994195	10.995583	0.01%	4,053	2008
	10.706668	10.994195	2.69%	5,508	2007
	10.451103	10.706668	2.45%	13,909	2006
	10.386676	10.451103	0.62%	10,324	2005
	10.513346	10.386676	-1.20%	10,223	2004
	10.661204	10.513346	-1.39%	9,951	2003
	10.748564	10.661204	-0.81%	1,546	2002
	10.587626	10.748564	1.52%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.116880	14.215605	8.38%	214	2010
	10.760945	13.116880	21.89%	179	2009
	13.276244	10.760945	-18.95%	219	2008
	12.949735	13.276244	2.52%	521	2007
	12.603486	12.949735	2.75%	415	2006
	12.585616	12.603486	0.14%	273	2005
	12.054794	12.585616	4.40%	385	2004
	10.971409	12.054794	9.87%	227	2003
	10.442637	10.971409	5.06%	101	2002
	10.228476	10.442637	2.09%	4	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.396797	14.985199	11.86%	0	2010
	10.000000	13.396797	33.97%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.101330	9.053866	11.76%	63	2010
	6.057957	8.101330	33.73%	63	2009
	10.000000	6.057957	-39.42%	0	2008*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.423898	14.999681	3.99%	142	2010
	11.335897	14.423898	27.24%	142	2009
	21.554851	11.335897	-47.41%	142	2008
	21.370770	21.554851	0.86%	445	2007
	17.764744	21.370770	20.30%	832	2006
	16.176362	17.764744	9.82%	377	2005
	13.725434	16.176362	17.86%	226	2004
	10.000000	13.725434	37.25%	35	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.985874	9.040153	13.20%	2,047	2010
	6.279093	7.985874	27.18%	247	2009
	10.000000	6.279093	-37.21%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.374280	3.74%	750	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.820676	8.641256	10.49%	0	2010
	6.263383	7.820676	24.86%	0	2009
	10.000000	6.263383	-37.37%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.718150	9.592494	24.28%	2,087	2010
	6.195364	7.718150	24.58%	2,726	2009
	10.000000	6.195364	-38.05%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.524647	9.994435	17.24%	0	2010
	6.667167	8.524647	27.86%	2,746	2009
	10.000000	6.667167	-33.33%	0	2008*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.492921	12.900163	22.94%	108	2010
	8.400263	10.492921	24.91%	100	2009
	15.998659	8.400263	-47.49%	80	2008
	14.876463	15.998659	7.54%	59	2007
	14.707640	14.876463	1.15%	41	2006
	13.883550	14.707640	5.94%	24	2005
	12.491041	13.883550	11.15%	63	2004
	9.492834	12.491041	31.58%	55	2003
	14.520604	9.492834	-34.63%	106	2002
	16.620645	14.520604	-12.64%	60	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.574266	21.805256	24.07%	1,043	2010
	14.208250	17.574266	23.69%	1,838	2009
	21.369593	14.208250	-33.51%	2,560	2008
	23.423135	21.369593	-8.77%	2,507	2007
	20.376050	23.423135	14.95%	4,543	2006
	20.170796	20.376050	1.02%	4,595	2005
	17.546948	20.170796	14.95%	4,813	2004
	11.414665	17.546948	53.72%	4,833	2003
	15.991958	11.414665	-28.62%	1,774	2002
	12.722678	15.991958	25.70%	50	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.372989	21.336733	22.82%	348	2010
	13.160573	17.372989	32.01%	1,147	2009
	21.727093	13.160573	-39.43%	1,181	2008
	21.710124	21.727093	0.08%	1,193	2007
	19.771776	21.710124	9.80%	1,481	2006
	17.961627	19.771776	10.08%	1,431	2005
	15.398826	17.961627	16.64%	1,799	2004
	11.142675	15.398826	38.20%	1,836	2003
	13.753727	11.142675	-18.98%	1,194	2002
	15.045018	13.753727	-8.58%	45	2001

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.805339	8.678156	11.18%	329	2010
	6.316291	7.805339	23.57%	342	2009
	11.028328	6.316291	-42.73%	342	2008
	10.403477	11.028328	6.01%	367	2007
	9.342053	10.403477	11.36%	381	2006
	8.871909	9.342053	5.30%	394	2005
	8.248587	8.871909	7.56%	394	2004
	6.600705	8.248587	24.97%	394	2003
	8.149891	6.600705	-19.01%	224	2002
	9.432157	8.149891	-13.59%	18	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.142400	9.112388	27.58%	2,525	2010
	5.570597	7.142400	28.22%	2,559	2009
	10.000000	5.570597	-44.29%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.297627	10.335882	0.37%	0	2010
	9.810294	10.297627	4.97%	0	2009
	10.000000	9.810294	-1.90%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.550337	10.432022	9.23%	0	2010
	7.795948	9.550337	22.50%	0	2009
	14.293288	7.795948	-45.46%	0	2008
	12.165622	14.293288	17.49%	0	2007
	9.860979	12.165622	23.37%	0	2006
	8.431164	9.860979	16.96%	0	2005
	7.437963	8.431164	13.35%	0	2004
	5.578154	7.437963	33.34%	0	2003
	7.629195	5.578154	-26.88%	0	2002
	9.589849	7.629195	-20.45%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.337571	18.921651	9.14%	0	2010
	14.153310	17.337571	22.50%	0	2009
	25.942168	14.153310	-45.44%	0	2008
	22.072707	25.942168	17.53%	0	2007
	17.901215	22.072707	23.30%	0	2006
	15.305550	17.901215	16.96%	0	2005
	13.502549	15.305550	13.35%	0	2004
	10.000000	13.502549	35.03%	0	2003*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.885161	13.738825	6.63%	3,680	2010
	10.000000	12.885161	28.85%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.859919	13.402685	4.22%	0	2010
	10.000000	12.859919	28.60%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.634110	8.661552	13.46%	193	2010
	6.059868	7.634110	25.98%	193	2009
	9.814190	6.059868	-38.25%	0	2008
	10.242660	9.814190	-4.18%	0	2007
	9.016897	10.242660	13.59%	0	2006
	8.825553	9.016897	2.17%	331	2005
	7.664394	8.825553	15.15%	331	2004
	5.950275	7.664394	28.81%	83	2003
	8.111382	5.950275	-26.64%	0	2002
	9.423183	8.111382	-13.92%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.476066	10.161202	7.23%	0	2010
	6.690781	9.476066	41.63%	3,895	2009
	12.532099	6.690781	-46.61%	3,895	2008
	11.203962	12.532099	11.85%	4,134	2007
	10.590256	11.203962	5.80%	4,499	2006
	10.281519	10.590256	3.00%	4,419	2005
	9.810803	10.281519	4.80%	4,702	2004
	7.645123	9.810803	28.33%	4,731	2003
	10.666285	7.645123	-28.32%	4,116	2002
	12.451546	10.666285	-14.34%	369	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.875102	20.316307	13.66%	67	2010
	13.056765	17.875102	36.90%	62	2009
	22.278368	13.056765	-41.39%	50	2008
	21.380508	22.278368	4.20%	36	2007
	18.536700	21.380508	15.34%	877	2006
	16.542076	18.536700	12.06%	830	2005
	14.161203	16.542076	16.81%	1,021	2004
	10.000000	14.161203	41.61%	1,077	2003*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.019713	12.523657	13.65%	7,049	2010
	8.044972	11.019713	36.98%	7,049	2009
	13.725592	8.044972	-41.39%	7,049	2008
	13.174723	13.725592	4.18%	7,049	2007
	11.422032	13.174723	15.34%	18,844	2006
	10.195624	11.422032	12.03%	18,844	2005
	8.730549	10.195624	16.78%	18,903	2004
	6.228810	8.730549	40.16%	18,903	2003
	8.162980	6.228810	-23.69%	7,235	2002
	9.470811	8.162980	-13.81%	93	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.449054	2.752546	12.39%	0	2010
	1.971572	2.449054	24.22%	0	2009
	9.531396	1.971572	-79.31%	0	2008
	10.000000	9.531396	-4.69%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.629848	2.959045	12.52%	0	2010
	2.141380	2.629848	22.81%	0	2009
	10.245931	2.141380	-79.10%	0	2008
	10.466825	10.245931	-2.11%	0	2007
	10.000000	10.466825	4.67%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.155925	9.280428	13.79%	1,191	2010
	6.487392	8.155925	25.72%	1,348	2009
	10.759075	6.487392	-39.70%	1,176	2008
	10.514697	10.759075	2.32%	1,137	2007
	9.327218	10.514697	12.73%	1,391	2006
	8.980316	9.327218	3.86%	1,366	2005
	8.371640	8.980316	7.27%	1.419	2004
	6.741147	8.371640	24.19%	599	2003
	8.471286	6.741147	-20.42%	486	2002
	9.622980	8.471286	-11.97%	5	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.898185	9.552086	20.94%	0	2010
	5.874407	7.898185	34.45%	0	2009
	9.642124	5.874407	-39.08%	0	2008
	9.960520	9.642124	-3.20%	0	2007
	10.000000	9.960520	-0.39%	0	2006*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.211620	9.008648	24.92%	0	2010
	5.549298	7.211620	29.96%	0	2009
	11.118283	5.549298	-50.09%	0	2008
	10.670712	11.118283	4.19%	0	2007
	10.575363	10.670712	0.90%	0	2006
	9.606312	10.575363	10.09%	0	2005
	8.183801	9.606312	17.38%	0	2004
	6.649079	8.183801	23.08%	0	2003
	9.396346	6.649079	-29.24%	0	2002
	13.952164	9.396346	-32.65%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.819270	11.596615	7.18%	0	2010
	10.000000	10.819270	8.19%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.898362	11.234258	3.08%	0	2010
	10.000000	10.898362	8.98%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.561275	12.249084	5.95%	0	2010
	9.968374	11.561275	15.98%	0	2009
	10.940312	9.968374	-8.88%	0	2008
	10.090587	10.940312	8.42%	0	2007
	10.000000	10.090587	0.91%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.634615	13.386511	5.95%	0	2010
	11.306363	12.634615	11.75%	0	2009
	11.014073	11.306363	2.65%	0	2008
	10.336386	11.014073	6.56%	0	2007
	10.000000	10.336386	3.36%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.615263	12.246420	27.36%	0	2010
	6.208072	9.615263	54.88%	0	2009
	11.167119	6.208072	-44.41%	0	2008
	10.960348	11.167119	1.89%	0	2007
	10.000000	10.960348	9.60%	0	2006*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series) - Q/NQ	8.742859	9.912435	13.38%	0	2010
	7.451189	8.742859	17.34%	0	2009
	12.340567	7.451189	-39.62%	0	2008
	11.566126	12.340567	6.70%	0	2007
	10.000000	11.566126	15.66%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.491042	9.116080	21.69%	0	2010
	5.309664	7.491042	41.08%	0	2009
	9.025232	5.309664	-41.17%	0	2008
	10.282990	9.025232	-12.23%	0	2007
	10.000000	10.282990	2.83%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.012395	10.848615	8.35%	0	2010
	8.132438	10.012395	23.12%	0	2009
	11.399120	8.132438	-28.66%	0	2008
	10.970621	11.399120	3.91%	0	2007
	10.000000	10.970621	9.71%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	8.995115	10.280019	14.28%	0	2010
	6.900790	8.995115	30.35%	0	2009
	11.436582	6.900790	-39.66%	0	2008
	11.351645	11.436582	0.75%	0	2007
	10.000000	11.351645	13.52%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.246019	13.853180	13.12%	0	2010
	7.233359	12.246019	69.30%	0	2009
	10.541394	7.233359	-31.38%	0	2008
	10.538940	10.541394	0.02%	0	2007
	10.000000	10.538940	5.39%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.696463	12.776819	19.45%	0	2010
	6.999646	10.696463	52.81%	0	2009
	11.630446	6.999646	-39.82%	0	2008
	10.765479	11.630446	8.03%	0	2007
	10.000000	10.765479	7.65%	0	2006*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.572795	12.205711	15.44%	0	2010
	7.495850	10.572795	41.05%	0	2009
	10.692671	7.495850	-29.90%	0	2008
	10.712888	10.692671	-0.19%	0	2007
	10.000000	10.712888	7.13%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.311100	9.321516	27.50%	0	2010
	5.518178	7.311100	32.49%	0	2009
	10.669881	5.518178	-48.28%	0	2008
	10.310999	10.669881	3.48%	0	2007
	10.000000	10.310999	3.11%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	7.985284	9.128516	14.32%	0	2010
	6.113552	7.985284	30.62%	0	2009
	9.913582	6.113552	-38.33%	0	2008
	10.783613	9.913582	-8.07%	0	2007
	10.000000	10.783613	7.84%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.788934	9.640827	9.69%	0	2010
	7.568462	8.788934	16.13%	0	2009
	12.343453	7.568462	-38.68%	0	2008
	13.382234	12.343453	-7.76%	0	2007
	11.258331	13.382234	18.87%	0	2006
	10.745429	11.258331	4.77%	0	2005
	9.688129	10.745429	10.91%	0	2004
	7.996867	9.688129	21.15%	0	2003
	10.155140	7.996867	-21.25%	0	2002
	10.000000	10.155140	1.55%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.341272	10.525696	12.68%	0	2010
	7.610741	9.341272	22.74%	0	2009
	12.571676	7.610741	-39.46%	0	2008
	12.569848	12.571676	0.01%	0	2007
	11.082796	12.569848	13.42%	0	2006
	10.591495	11.082796	4.64%	0	2005
	9.657343	10.591495	9.67%	0	2004
	7.853558	9.657343	22.97%	0	2003
	10.177118	7.853558	-22.83%	0	2002
	10.000000	10.177118	1.77%	0	2001*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.494926	4.95%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.123518	10.629933	5.00%	0	2010
	9.421398	10.123518	7.45%	0	2009
	10.706250	9.421398	-12.00%	0	2008
	10.360918	10.706250	3.33%	0	2007
	10.000000	10.360918	3.61%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.279702	27.188555	7.55%	331	2010
	19.810676	25.279702	27.61%	793	2009
	23.775951	19.810676	-16.68%	850	2008
	22.776011	23.775951	4.39%	850	2007
	20.972916	22.776011	8.60%	850	2006
	19.064141	20.972916	10.01%	850	2005
	17.674709	19.064141	7.86%	932	2004
	14.104889	17.674709	25.31%	1,779	2003
	13.177483	14.104889	7.04%	949	2002
	12.214257	13.177483	7.89%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.273551	12.711914	3.57%	0	2010
	9.449979	12.273551	29.88%	0	2009
	17.414555	9.449979	-45.74%	0	2008
	15.509048	17.414555	12.29%	0	2007
	12.646145	15.509048	22.64%	0	2006
	11.617554	12.646145	8.85%	0	2005
	10.098577	11.617554	15.04%	0	2004
	8.087169	10.098577	24.87%	0	2003
	10.000000	8.087169	-19.13%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.614346	26.873147	24.33%	0	2010
	10.335213	21.614346	109.13%	0	2009
	29.920983	10.335213	-65.46%	0	2008
	22.196273	29.920983	34.80%	0	2007
	16.230974	22.196273	36.75%	0	2006
	12.559185	16.230974	29.24%	0	2005
	10.000000	12.559185	25.59%	0	2004*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.027990	32.354465	24.31%	0	2010
	12.458397	26.027990	108.92%	0	2009
	36.097562	12.458397	-65.49%	0	2008
	26.768723	36.097562	34.85%	0	2007
	19.580527	26.768723	36.71%	0	2006
	15.135770	19.580527	29.37%	0	2005
	12.268194	15.135770	23.37%	0	2004
	8.118717	12.268194	51.11%	0	2003
	8.532179	8.118717	-4.85%	0	2002
	8.868130	8.532179	-3.79%	0	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.167095	33.146646	26.67%	0	2010
	16.940259	26.167095	54.47%	0	2009
	32.070520	16.940259	-47.18%	0	2008
	22.520375	32.070520	42.41%	0	2007
	18.451216	22.520375	22.05%	0	2006
	12.417025	18.451216	48.60%	0	2005
	10.000000	12.417025	24.17%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	33.075452	41.891129	26.65%	0	2010
	21.424185	33.075452	54.38%	0	2009
	40.580264	21.424185	-47.21%	0	2008
	28.490441	40.580264	42.43%	0	2007
	23.350997	28.490441	22.01%	0	2006
	15.708711	23.350997	48.65%	0	2005
	12.902900	15.708711	21.75%	0	2004
	9.093406	12.902900	41.89%	0	2003
	9.549690	9.093406	-4.78%	0	2002
	10.882498	9.549690	-12.25%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.010378	11.021331	10.10%	0	2010
	8.039158	10.010378	24.52%	0	2009
	13.203137	8.039158	-39.11%	0	2008
	12.254454	13.203137	7.74%	0	2007
	10.999052	12.254454	11.41%	0	2006
	10.320207	10.999052	6.58%	0	2005
	9.602609	10.320207	7.47%	0	2004
	7.259695	9.602609	32.27%	0	2003
	9.676654	7.259695	-24.98%	0	2002
	9.844067	9.676654	-1.70%	0	2001

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.024972	16.182164	24.24%	0	2010
	10.000000	13.024972	30.25%	0	2009*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.530846	16.777825	24.00%	0	2010
	9.683355	13.530846	39.73%	0	2009
	15.386854	9.683355	-37.07%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.657993	12.003612	2.96%	0	2010
	10.798896	11.657993	7.96%	0	2009
	11.202885	10.798896	-3.61%	0	2008
	10.446805	11.202885	7.24%	0	2007
	10.498201	10.446805	-0.49%	0	2006
	10.552410	10.498201	-0.51%	0	2005
	10.181634	10.552410	3.64%	0	2004
	10.000000	10.181634	1.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.066661	9.019218	11.81%	2,195	2010
	6.973518	8.066661	15.68%	3,596	2009
	10.884237	6.973518	-35.93%	3,596	2008
	11.120804	10.884237	-2.13%	3,031	2007
	9.696030	11.120804	14.69%	2,596	2006
	9.460244	9.696030	2.49%	2,106	2005
	8.547597	9.460244	10.68%	1,583	2004
	6.746126	8.547597	26.70%	1,018	2003
	8.542208	6.746126	-21.03%	369	2002
	9.517124	8.542208	-10.24%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.284942	11.413493	10.97%	0	2010
	7.849732	10.284942	31.02%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.927730	11.596669	16.81%	0	2010
	7.799843	9.927730	27.28%	0	2009
	10.526222	7.799843	-25.90%	0	2008
	11.001395	10.526222	-4.32%	0	2007
	10.000000	11.001395	10.01%	0	2006*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.687633	14.095894	11.10%	0	2010
	10.806616	12.687633	17.41%	2,520	2009
	15.067761	10.806616	-28.28%	2,520	2008
	16.218258	15.067761	-7.09%	2,133	2007
	13.953790	16.218258	16.23%	1,830	2006
	13.562258	13.953790	2.89%	1,492	2005
	12.110238	13.562258	11.99%	1,127	2004
	9.857137	12.110238	26.32%	732	2003
	11.201712	9.587137	-14.41%	269	2002
	10.137636	11.201712	10.50%	0	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.010714	12.912985	7.51%	0	2010
	10.000000	12.010714	20.11%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.097416	11.100378	9.93%	0	2010
	10.000000	10.097416	0.97%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.820849	12.131735	12.11%	0	2010
	10.000000	10.820849	8.21%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.576230	14.267701	23.25%	0	2010
	9.452842	11.576230	22.46%	0	2009
	13.969607	9.452842	-32.33%	0	2008
	14.357676	13.969607	-2.70%	0	2007
	12.811123	14.357676	12.07%	0	2006
	12.196229	12.811123	5.04%	0	2005
	10.215680	12.196229	19.39%	0	2004
	7.569450	10.215680	34.96%	0	2003
	10.000000	7.569450	-24.31%	0	2002*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.743326	7.583811	12.46%	12	2010
	5.147022	6.743326	31.01%	12	2009
	8.013618	5.147022	-35.77%	12	2008
	7.591231	8.013618	5.56%	12	2007
	7.096725	7.591231	6.97%	12	2006
	6.992022	7.096725	1.50%	12	2005
	6.720932	6.992022	4.03%	12	2004
	5.445448	6.720932	23.42%	12	2003
	7.824478	5.445448	-30.40%	12	2002
	10.318982	7.824478	-24.17%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.771615	8.741981	12.49%	0	2010
	6.280369	7.771615	23.74%	0	2009
	10.200843	6.280369	-38.43%	0	2008
	9.895472	10.200843	3.09%	479	2007
	8.746439	9.895472	13.14%	516	2006
	8.528816	8.746439	2.55%	557	2005
	7.869869	8.528816	8.37%	561	2004
	6.259089	7.869869	25.74%	561	2003
	8.230945	6.259089	-23.96%	0	2002
	9.570079	8.230945	-13.99%	0	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.871305	10.020623	12.96%	10	2010
	7.389870	8.871305	20.05%	10	2009
	10.709550	7.389870	-31.00%	10	2008
	10.206902	10.709550	4.92%	10	2007
	8.945861	10.206902	14.10%	10	2006
	8.749492	8.945861	2.24%	10	2005
	8.503490	8.749492	2.89%	10	2004
	7.164595	8.503490	18.69%	10	2003
	8.782702	7.164595	-18.42%	10	2002
	9.888186	8.782702	-11.18%	0	2001

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.325953	14.657638	2.32%	0	2010
	11.166994	14.325953	28.29%	0	2009
	18.189777	11.166994	-38.61%	0	2008
	17.831890	18.189777	2.01%	0	2007
	14.848559	17.831890	20.09%	0	2006
	13.547605	14.848559	9.60%	0	2005
	11.523664	13.547605	17.56%	0	2004
	8.627858	11.523664	33.56%	0	2003
	10.035673	8.627858	-14.03%	0	2002
	10.000000	10.035673	0.36%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.217900	10.557039	28.46%	0	2010
	6.656702	8.217900	23.45%	0	2009
	10.890347	6.656702	-38.88%	0	2008
	12.502365	10.890347	-12.89%	0	2007
	12.299638	12.502365	1.65%	0	2006
	11.867823	12.299638	3.64%	0	2005
	10.882078	11.867823	9.06%	0	2004
	8.436141	10.882078	28.99%	0	2003
	10.649521	8.436141	-20.78%	0	2002
	10.000000	10.649521	6.50%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.891864	14.764346	6.28%	28	2010
	11.776049	13.891864	17.97%	24	2009
	12.967573	11.776049	-9.19%	35	2008
	12.564026	12.967573	3.21%	38	2007
	12.314679	12.564026	2.02%	35	2006
	12.410689	12.314679	-0.77%	26	2005
	12.227793	12.410689	1.50%	18	2004
	11.929514	12.227793	2.50%	8	2003
	11.142163	11.929514	7.07%	0	2002
	10.532467	11.142163	5.79%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.932439	10.968111	10.43%	0	2010
	8.167582	9.932439	21.61%	0	2009
	11.129603	8.167582	-26.61%	0	2008
	10.459496	11.129603	6.41%	0	2007
	10.000000	10.459496	4.59%	0	2006*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.399722	10.544087	12.17%	0	2010
	7.452019	9.399722	26.14%	0	2009
	11.306894	7.452019	-34.09%	0	2008
	10.479370	11.306894	7.90%	0	2007
	10.000000	10.479370	4.79%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.927284	10.143499	13.62%	0	2010
	6.935916	8.927284	28.71%	0	2009
	11.435608	6.935916	-39.35%	0	2008
	10.499414	11.435608	8.92%	0	2007
	10.000000	10.499414	4.99%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.959912	13.719206	14.71%	0	2010
	9.000287	11.959912	32.88%	9	2009
	16.012763	9.000287	-43.79%	9	2008
	13.913635	16.012763	15.09%	389	2007
	12.728796	13.913635	9.31%	418	2006
	11.120741	12.728796	14.46%	451	2005
	9.843498	11.120741	12.98%	454	2004
	7.829445	9.843498	25.72%	454	2003
	8.825197	7.829445	-11.28%	9	2002
	10.282107	8.825197	-14.17%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.590151	10.026105	16.72%	0	2010
	5.942793	8.590151	44.55%	0	2009
	13.307433	5.942793	-55.34%	0	2008
	9.329305	13.307433	42.64%	0	2007
	10.000000	9.329305	-6.71%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.965123	10.106441	12.73%	100	2010
	7.038920	8.965123	27.37%	102	2009
	12.543105	7.038920	-43.88%	90	2008
	12.628064	12.543105	-0.67%	491	2007
	10.735822	12.628064	17.63%	525	2006
	10.363157	10.735822	3.60%	545	2005
	9.498796	10.363157	9.10%	531	2004
	7.446930	9.498796	27.55%	511	2003
	9.159972	7.446930	-18.70%	9	2002
	9.854339	9.159972	-7.05%	0	2001

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.678248	6.877595	21.12%	0	2010
	3.978233	5.678248	42.73%	0	2009
	9.038297	3.978233	-55.98%	0	2008
	7.500211	9.038297	20.51%	0	2007
	7.271311	7.500211	3.15%	0	2006
	6.818766	7.271311	6.64%	0	2005
	6.502411	6.818766	4.87%	0	2004
	5.119765	6.502411	27.01%	0	2003
	6.694209	5.119765	-23.52%	0	2002
	7.988718	6.694209	-16.20%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.770438	8.227155	21.52%	1,164	2010
	5.393870	6.770438	25.52%	461	2009
	10.436772	5.393870	-48.32%	446	2008
	8.399362	10.436772	24.26%	388	2007
	8.033852	8.399362	4.55%	325	2006
	7.761188	8.033852	3.51%	238	2005
	7.673205	7.761188	1.15%	139	2004
	5.899618	7.673205	30.06%	86	2003
	8.629292	5.899618	-31.63%	27	2002
	10.709661	8.629292	-19.43%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.710790	10.823290	11.46%	0	2010
	6.895406	9.710790	40.83%	0	2009
	9.394378	6.895406	-26.60%	0	2008
	9.343831	9.394378	0.54%	25	2007
	8.579779	9.343831	8.91%	24	2006
	8.543293	8.579779	0.43%	19	2005
	7.967694	8.543293	7.22%	14	2004
	6.406466	7.967694	24.37%	7	2003
	6.312150	6.406466	1.49%	0	2002
	7.315306	6.312150	-13.71%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.100374	11.245070	11.33%	20	2010
	7.164231	10.100374	40.98%	19	2009
	9.749568	7.164231	-26.52%	25	2008
	10.000000	9.749568	-2.50%	0	2007

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.516854	12.147097	5.47%	0	2010
	10.164628	11.516854	13.30%	0	2009
	10.736536	10.164628	-5.33%	0	2008
	10.519427	10.736536	2.06%	0	2007
	10.296235	10.519427	2.17%	0	2006
	10.296928	10.296235	-0.01%	0	2005
	10.077187	10.296928	2.18%	0	2004
	10.000000	10.077187	0.77%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.013215	11.362733	26.07%	0	2010
	6.572006	9.013215	37.15%	0	2009
	11.092167	6.572006	-40.75%	0	2008
	9.806795	11.092167	13.11%	0	2007
	10.000000	9.806795	-1.93%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.186256	11.273982	10.68%	0	2010
	8.224965	10.186256	23.85%	0	2009
	14.959481	8.224965	-45.02%	0	2008
	13.031869	14.959481	14.79%	0	2007
	11.279497	13.031869	15.54%	0	2006
	9.678616	11.279497	16.54%	0	2005
	8.706766	9.678616	11.16%	0	2004
	6.207036	8.706766	40.27%	0	2003
	7.955555	6.207036	-21.98%	0	2002
	10.318180	7.955555	-22.90%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.624873	13.975150	10.70%	0	2010
	10.189818	12.624873	23.90%	0	2009
	18.537412	10.189818	-45.03%	0	2008
	16.146223	18.537412	14.81%	0	2007
	13.974726	16.146223	15.54%	0	2006
	11.996049	13.974726	16.49%	0	2005
	10.790672	11.996049	11.17%	0	2004
	7.690083	10.790672	40.32%	0	2003
	10.000000	7.690083	-23.10%	0	2002*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.142679	13.801854	23.86%	347	2010
	7.227523	11.142679	54.17%	44	2009
	15.113887	7.227523	-52.18%	34	2008
	14.613642	15.113887	3.42%	31	2007
	12.839023	14.613642	13.82%	32	2006
	12.780448	12.839023	0.46%	26	2005
	11.446763	12.780448	11.65%	19	2004
	7.405989	11.446763	54.56%	12	2003
	10.000000	7.405989	-25.94%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.288120	11.354435	10.36%	0	2010
	7.746080	10.288120	32.82%	0	2009
	11.242463	7.746080	-31.10%	0	2008
	11.063397	11.242463	1.62%	0	2007
	10.000000	11.063397	10.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.019319	10.071961	25.60%	0	2010
	6.338993	8.019319	26.51%	0	2009
	9.662049	6.338993	-34.39%	0	2008
	10.105944	9.662049	-4.39%	0	2007
	10.000000	10.105944	1.06%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.375293	9.044914	8.00%	0	2010
	6.564641	8.375293	27.58%	0	2009
	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.488741	12.073298	15.11%	0	2010
	6.202797	10.488741	69.10%	0	2009
	13.380927	6.202797	-53.64%	0	2008
	10.615926	13.380927	26.05%	0	2007
	10.000000	10.615926	6.16%	0	2006*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.624569	14.503235	6.45%	0	2010
	10.127798	13.624569	34.53%	0	2009
	17.301325	10.127798	-41.46%	0	2008
	15.256543	17.301325	13.40%	0	2007
	12.798025	15.256543	19.21%	0	2006
	11.826145	12.798025	8.22%	0	2005
	10.156695	11.826145	16.44%	0	2004
	7.822622	10.156695	29.84%	0	2003
	10.000000	7.822622	-21.77%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.583583	10.176436	6.19%	0	2010
	7.131437	9.583583	34.39%	0	2009
	12.214802	7.131437	-41.62%	0	2008
	10.803138	12.214802	13.07%	0	2007
	10.000000	10.803138	8.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.673681	15.319432	12.04%	0	2010
	11.761924	13.673681	16.25%	0	2009
	11.306330	11.761924	4.03%	0	2008
	10.397135	11.306330	8.74%	0	2007
	10.000000	10.397135	3.97%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.300821	3.01%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.274845	12.75%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.219961	9.298703	13.12%	0	2010
	6.930986	8.219961	18.60%	0	2009
	12.305256	6.930986	-43.67%	0	2008
	11.216666	12.305256	9.71%	0	2007
	10.772146	11.216666	4.13%	0	2006
	10.104114	10.772146	6.61%	0	2005
	9.674526	10.104114	4.44%	0	2004
	7.625686	9.674526	26.87%	0	2003
	10.292384	7.625686	-25.91%	0	2002
	10.000000	10.292384	2.92%	0	2001*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.364582	9.439058	12.85%	0	2010
	7.074015	8.364582	18.24%	0	2009
	12.588280	7.074015	-43.80%	0	2008
	11.503483	12.588280	9.43%	0	2007
	11.072803	11.503483	3.89%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.451358	12.128319	16.05%	0	2010
	7.514666	10.451358	39.08%	0	2009
	14.511272	7.514666	-48.21%	0	2008
	13.402874	14.511272	8.27%	0	2007
	11.769343	13.402874	13.88%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.473988	12.312836	7.31%	0	2010
	9.130415	11.473988	25.67%	0	2009
	13.343934	9.130415	-31.58%	0	2008
	12.601880	13.343934	5.89%	0	2007
	11.023622	12.601880	14.32%	0	2006
	10.685992	11.023622	3.16%	0	2005
	10.011675	10.685992	6.74%	0	2004
	8.214934	10.011675	21.87%	0	2003
	9.935269	8.214934	-17.32%	0	2002
	10.000000	9.935269	-0.65%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.183637	10.502942	3.14%	0	2010
	8.143130	10.183637	25.06%	0	2009
	11.647187	8.143130	-30.09%	0	2008
	10.631851	11.647187	9.55%	0	2007
	10.000000	10.631851	6.32%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.205032	9.444550	15.11%	0	2010
	6.368871	8.205032	28.83%	0	2009
	11.747386	6.368871	-45.78%	0	2008
	12.698047	11.747386	-7.49%	0	2007
	10.000000	12.698047	26.98%	0	2006*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	15.777426	17.442180	10.55%	0	2010
	11.910141	15.777426	32.47%	0	2009
	20.395700	11.910141	-41.60%	0	2008
	18.152809	20.395700	12.36%	0	2007
	14.451390	18.152809	25.61%	0	2006
	12.510074	14.451390	15.52%	0	2005
	10.299361	12.510074	21.46%	0	2004
	8.147038	10.299361	26.42%	0	2003
	10.000000	8.147038	-18.53%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.799131	21.075978	6.45%	0	2010
	10.000000	19.799131	22.48%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.528645	8.895189	4.30%	236	2010
	5.963137	8.528645	43.02%	236	2009
	10.932359	5.963137	-45.45%	236	2008
	8.169437	10.932359	33.82%	194	2007
	7.643179	8.169437	6.89%	155	2006
	6.932196	7.643179	10.26%	108	2005
	5.999277	6.932196	15.55%	58	2004
	5.094038	5.999277	17.77%	35	2003
	6.186133	5.094038	-17.65%	13	2002
	8.080524	6.186133	-23.44%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.678258	14.243634	21.97%	0	2010
	7.589474	11.678258	53.87%	0	2009
	13.811290	7.589474	-45.05%	0	2008
	11.582222	13.811290	19.25%	0	2007
	10.954232	11.582222	5.73%	0	2006
	10.044976	10.954232	9.05%	0	2005
	10.170254	10.044976	-1.23%	0	2004
	7.056728	10.170254	44.12%	0	2003
	10.000000	7.056728	-29.43%	0	2002*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.760467	4.582091	21.85%	0	2010
	2.446926	3.760467	53.68%	0	2009
	4.458950	2.446926	-45.12%	0	2008
	3.741031	4.458950	19.19%	0	2007
	3.541860	3.741031	5.62%	0	2006
	3.241370	3.541860	9.27%	0	2005
	3.290581	3.241370	-1.50%	0	2004
	2.293462	3.290581	43.48%	0	2003
	3.964208	2.293462	-42.15%	0	2002
	6.457722	3.964208	-38.61%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.584541	27.659306	22.47%	235	2010
	12.875814	22.584541	75.40%	235	2009
	27.508084	12.875814	-53.19%	235	2008
	21.930185	27.508084	25.43%	198	2007
	15.261227	21.930185	43.70%	169	2006
	11.801068	15.261227	29.32%	129	2005
	10.149016	11.801068	16.28%	73	2004
	7.700818	10.149016	31.79%	46	2003
	10.000000	7.700818	-22.99%	17	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.952781	15.861656	22.46%	0	2010
	7.384616	12.952781	75.40%	0	2009
	15.782874	7.384616	-53.21%	0	2008
	12.587891	15.782874	25.38%	0	2007
	8.763918	12.587891	43.63%	0	2006
	6.780873	8.763918	29.24%	0	2005
	5.832790	6.780873	16.25%	0	2004
	4.426214	5.832790	31.78%	0	2003
	6.086848	4.426214	-27.28%	0	2002
	8.116951	6.086848	-25.01%	0	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.299330	13.663794	20.93%	0	2010
	9.105024	11.299330	24.10%	0	2009
	13.917710	9.105024	-34.58%	0	2008
	13.870261	13.917710	0.34%	0	2007
	12.118856	13.870261	14.45%	0	2006
	11.328125	12.118856	6.98%	0	2005
	10.000000	11.328125	13.28%	0	2004*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.668249	12.711149	8.94%	0	2010
	9.728326	11.668249	19.94%	0	2009
	14.767554	9.728326	-34.12%	0	2008
	14.014107	14.767554	5.38%	0	2007
	11.872058	14.014107	18.04%	0	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.695520	6.96%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.633124	9.934332	3.13%	0	2010
	8.678151	9.633124	11.00%	0	2009
	10.234147	8.678151	-15.20%	0	2008
	9.973597	10.234147	2.61%	0	2007
	9.771163	9.973597	2.07%	0	2006
	9.833172	9.771163	-0.63%	0	2005
	9.961375	9.833172	-1.29%	0	2004
	10.000000	9.961375	-0.39%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.577069	11.220628	17.16%	0	2010
	7.965140	9.577069	20.24%	0	2009
	13.435723	7.965140	-40.72%	0	2008
	13.648238	13.435723	-1.56%	0	2007
	13.237895	13.648238	3.10%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.534507	12.677102	20.34%	0	2010
	8.183285	10.534507	28.73%	0	2009
	13.796770	8.183285	-40.69%	0	2008
	13.090466	13.796770	5.40%	0	2007
	11.753143	13.090466	11.38%	0	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.703038	5.493388	16.81%	38	2010
	3.597364	4.703038	30.74%	38	2009
	5.992165	3.597364	-39.97%	0	2008
	5.117956	5.992165	17.08%	0	2007
	4.921251	5.117956	4.00%	0	2006
	4.717297	4.921251	4.32%	0	2005
	4.452803	4.717297	5.94%	0	2004
	3.424662	4.452803	30.02%	0	2003
	4.905344	3.424662	-30.19%	0	2002
	6.969771	4.905344	-29.62%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.392072	13.772513	11.14%	1,558	2010
	10.000000	12.392072	23.92%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.000512	9.875579	9.72%	0	2010
	7.445547	9.000512	20.88%	0	2009
	10.824700	7.445547	-31.22%	0	2008
	10.412999	10.824700	3.95%	0	2007
	10.000000	10.412999	4.13%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.167548	10.555724	3.82%	0	2010
	9.255754	10.167548	9.85%	0	2009
	10.484532	9.255754	-11.72%	0	2008
	10.395160	10.484532	0.86%	0	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.985564	10.886326	9.02%	0	2010
	7.199342	9.985564	38.70%	0	2009
	11.978384	7.199342	-39.90%	0	2008
	10.694225	11.978384	12.01%	0	2007
	10.000000	10.694225	6.94%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.321680	9.634207	15.77%	0	2010
	6.121705	8.321680	35.94%	0	2009
	11.203628	6.121705	-45.36%	0	2008
	10.223017	11.203628	9.59%	0	2007
	10.000000	10.223017	2.23%	0	2006*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.576352	8.235629	8.70%	0	2010
	5.918499	7.576352	28.01%	0	2009
	9.756266	5.918499	-39.34%	0	2008
	10.000000	9.756266	-2.44%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.799312	14.186193	10.84%	0	2010
	8.950064	12.799312	43.01%	0	2009
	12.689152	8.950064	-29.47%	0	2008
	12.562376	12.689152	1.01%	0	2007
	11.595056	12.562376	8.34%	0	2006
	11.561839	11.595056	0.29%	0	2005
	10.721266	11.561839	7.84%	0	2004
	8.951783	10.721266	19.77%	0	2003
	8.853567	8.951783	1.11%	0	2002
	8.674196	8.853567	2.07%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.469253	12.712686	10.84%	0	2010
	8.015516	11.469253	43.09%	0	2009
	11.381340	8.015516	-29.57%	0	2008
	11.263973	11.381340	1.04%	0	2007
	10.397061	11.263973	8.34%	0	2006
	10.000000	10.397061	3.97%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.657493	8.671253	13.24%	0	2010
	5.110953	7.657493	49.83%	0	2009
	10.000000	5.110953	-48.89%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.850554	9.503068	21.05%	0	2010
	6.093352	7.850554	28.84%	0	2009
	10.000000	6.093352	-39.07%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	8.003883	9.012456	12.60%	0	2010
	6.324797	8.003883	26.55%	0	2009
	10.000000	6.324797	-36.75%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.247492	10.000579	8.14%	0	2010
	7.879262	9.247492	17.36%	0	2009
	10.000000	7.879262	-21.21%	0	2008*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.708785	9.587191	10.09%	0	2010
	7.160724	8.708785	21.62%	0	2009
	10.000000	7.160724	-28.39%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	9.989661	10.450358	4.61%	0	2010
	9.023775	9.989661	10.70%	0	2009
	10.000000	9.023775	-9.76%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	8.978578	9.794617	9.09%	0	2010
	7.516739	8.978578	19.45%	0	2009
	10.000000	7.516739	-24.83%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.430273	9.356738	10.99%	0	2010
	6.799494	8.430273	23.98%	0	2009
	10.000000	6.799494	-32.01%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.518084	10.165246	6.80%	0	2010
	8.257336	9.518084	15.27%	0	2009
	10.000000	8.257336	-17.43%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.451751	10.959942	4.86%	0	2010
	9.808813	10.451751	6.55%	0	2009
	10.000000	9.808813	-1.91%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.168792	11.827538	5.90%	0	2010
	9.792877	11.168792	14.05%	0	2009
	10.000000	9.792877	-2.07%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.010234	23.908913	13.80%	0	2010
	13.134099	21.010234	59.97%	0	2009
	31.748546	13.134099	-58.63%	0	2008
	22.266948	31.748546	42.58%	0	2007
	16.626514	22.266948	33.92%	0	2006
	12.796711	16.626514	29.93%	0	2005
	10.819976	12.796711	18.27%	0	2004
	6.683831	10.819976	61.88%	0	2003
	8.049848	6.683831	-16.97%	0	2002
	8.668856	8.049848	-7.14%	0	2001

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.442771	26.686006	13.83%	0	2010
	14.639448	23.442771	60.13%	0	2009
	35.444242	14.639448	-58.70%	0	2008
	24.864181	35.444242	42.55%	0	2007
	18.575830	24.864181	33.85%	0	2006
	14.295108	18.575830	29.95%	0	2005
	12.085590	14.295108	18.28%	0	2004
	7.467644	12.085590	61.84%	0	2003
	10.000000	7.467644	-25.32%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.091387	14.462558	2.63%	12	2010
	14.009637	14.091387	0.58%	12	2009
	13.277796	14.009637	5.51%	0	2008
	12.651515	13.277796	4.95%	0	2007
	12.497968	12.651515	1.23%	0	2006
	12.355580	12.497968	1.15%	0	2005
	12.215658	12.355580	1.15%	0	2004
	12.226769	12.215658	-0.09%	0	2003
	11.247230	12.226769	8.71%	0	2002
	10.707078	11.247230	5.04%	0	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.866113	10.948480	10.97%	0	2010
	7.764747	9.866113	27.06%	0	2009
	14.696115	7.764747	-47.16%	0	2008
	11.801629	14.696115	24.53%	0	2007
	9.060896	11.801629	30.25%	0	2006
	7.103840	9.060896	27.55%		2005
	6.351013	7.103840	11.85%	0	2004
	4.780758	6.351013	32.85%	0	2003
	6.431226	4.780758	-25.66%	0	2002
	9.203720	6.431226	-30.12%	0	2001

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.928635	17.672839	10.95%	0	2010
	12.540930	15.928635	27.01%	0	2009
	23.728420	12.540930	-47.15%	0	2008
	19.054507	23.728420	24.53%	0	2007
	14.630990	19.054507	30.23%	0	2006
	11.473949	14.630990	27.51%	0	2005
	10.243769	11.473949	12.01%	0	2004
	7.727570	10.243769	32.56%	0	2003
	10.000000	7.727570	-22.72%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.134549	8.557418	5.20%	0	2010
	6.457403	8.134549	25.97%	0	2009
	11.584740	6.457403	-44.26%	0	2008
	10.813290	11.584740	7.13%	0	2007
	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.413527	12.815201	12.28%	0	2010
	9.160292	11.413527	24.60%	0	2009
	14.808204	9.160292	-38.14%	0	2008
	14.269599	14.808204	3.77%	0	2007
	12.464792	14.269599	14.48%	0	2006
	11.789789	12.464792	5.73%	0	2005
	10.555870	11.789789	11.69%	0	2004
	8.172252	10.555870	29.17%	0	2003
	10.000000	8.172252	-18.28%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.480434	12.348836	7.56%	0	2010
	10.000000	11.480434	14.80%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.036988	13.208826	9.74%	0	2010
	10.000000	12.036988	20.37%	0	2009*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.410125	11.834843	3.72%	0	2010
	10.678782	11.410125	6.85%	0	2009
	11.601017	10.678782	-7.95%	0	2008
	11.240282	11.601017	3.21%	0	2007
	10.808627	11.240282	3.99%	0	2006
	10.681004	10.808627	1.19%	0	2005
	10.419761	10.681004	2.51%	0	2004
	9.858342	10.419761	5.69%	0	2003
	10.000000	9.858342	-1.42%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.565861	12.565287	8.64%	0	2010
	9.911326	11.565861	16.69%	0	2009
	13.174998	9.911326	-24.77%	0	2008
	12.731689	13.174998	3.48%	0	2007
	11.672236	12.731689	9.08%	0	2006
	11.311318	11.672236	3.19%	0	2005
	10.542661	11.311318	7.29%	0	2004
	8.965450	10.542661	17.59%	0	2003
	10.000000	8.965450	-10.35%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.626250	12.849654	10.52%	529	2010
	9.542030	11.626250	21.84%	529	2009
	14.199386	9.542030	-32.80%	529	2008
	13.658165	14.199386	3.96%	529	2007
	12.173144	13.658165	12.20%	1,325	2006
	11.606341	12.173144	4.88%	1,316	2005
	10.570861	11.606341	9.80%	1,183	2004
	8.521461	10.570861	24.05%	1,016	2003
	10.000000	8.521461	-14.79%	23	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.634865	12.367031	6.29%	0	2010
	10.368554	11.634865	12.21%	0	2009
	12.460192	10.368554	-16.79%	0	2008
	12.018192	12.460192	3.68%	0	2007
	11.315902	12.018192	6.21%	0	2006
	11.056083	11.315902	2.35%	0	2005
	10.533364	11.056083	4.96%	0	2004
	9.458089	10.533364	11.37%	0	2003
	10.000000	9.458089	-5.42%	0	2002*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.039558	19.827635	23.62%	6	2010
	11.974103	16.039558	33.95%	6	2009
	19.241216	11.974103	-37.77%	6	2008
	18.265332	19.241216	5.34%	278	2007
	16.968499	18.265332	7.64%	298	2006
	15.452880	16.968499	9.81%	322	2005
	13.631684	15.452880	13.36%	324	2004
	10.335306	13.631684	31.89%	324	2003
	12.458494	10.335306	-17.04%	6	2002
	12.889199	12.458494	-3.34%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.721650	10.501875	-2.05%	26	2010
	10.941452	10.721650	-2.01%	26	2009
	10.945655	10.941452	-0.04%	0	2008
	10.664869	10.945655	2.63%	0	2007
	10.415600	10.664869	2.39%	0	2006
	10.356664	10.415600	0.57%	0	2005
	10.488319	10.356664	-1.26%	0	2004
	10.641254	10.488319	-1.44%	0	2003
	10.733926	10.641254	-0.86%	0	2002
	10.578635	10.733926	1.47%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.045682	14.131231	8.32%	30	2010
	10.707996	13.045682	21.83%	27	2009
	13.217667	10.707996	-18.99%	35	2008
	12.899216	13.217667	2.47%	37	2007
	12.560707	12.899216	2.69%	34	2006
	12.549283	12.560707	0.09%	26	2005
	12.026120	12.549283	4.35%	19	2004
	10.950902	12.026120	9.82%	9	2003
	10.428441	10.950902	5.01%	0	2002
	10.219812	10.428441	2.04%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.392237	14.972459	11.80%	0	2010
	10.000000	13.392237	33.92%	0	2009

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.094439	9.041554	11.70%	51	2010
	6.055886	8.094439	33.66%	52	2009
	10.000000	6.055886	-39.44%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.374884	14.941092	3.94%	0	2010
	11.303147	14.374884	27.18%	0	2009
	21.503583	11.303147	-47.44%	0	2008
	21.330878	21.503583	0.81%	0	2007
	17.740610	21.330878	20.24%	0	2006
	16.162608	17.740610	9.76%	0	2005
	13.720758	16.162608	17.80%	0	2004
	10.000000	13.720758	37.21%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.979063	9.027836	13.14%	0	2010
	6.276951	7.979063	27.12%	0	2009
	10.000000	6.276951	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.370720	3.71%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.814020	8.629506	10.44%	0	2010
	6.261242	7.814020	24.80%	0	2009
	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.711571	9.579435	24.22%	24	2010
	6.193248	7.711571	24.52%	24	2009
	10.000000	6.193248	-38.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.517404	9.980860	17.18%	298	2010
	6.664890	8.517404	27.80%	307	2009
	10.000000	6.664890	-33.35%	0	2008*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.435926	12.823545	22.88%	6	2010
	8.358901	10.435926	24.85%	6	2009
	15.928039	8.358901	-47.52%	6	2008
	14.818391	15.928039	7.49%	6	2007
	14.657700	14.818391	1.10%	6	2006
	13.843455	14.657700	5.88%	6	2005
	12.461332	13.843455	11.09%	6	2004
	9.475089	12.461332	31.52%	6	2003
	14.500883	9.475089	-34.66%	6	2002
	16.606604	14.500883	-12.68%	0	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.478840	21.675806	24.01%	57	2010
	14.138322	17.478840	23.63%	57	2009
	21.275315	14.138322	-33.55%	57	2008
	23.331781	21.275315	-8.81%	47	2007
	20.306904	23.331781	14.90%	39	2006
	20.112575	20.306904	0.97%	30	2005
	17.505231	20.112575	14.89%	21	2004
	11.393329	17.505231	53.64%	17	2003
	15.970228	11.393329	-28.66%	13	2002
	12.711918	15.970228	25.63%	0	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.278718	21.210157	22.75%	232	2010
	13.095835	17.278718	31.94%	233	2009
	21.631279	13.095835	-39.46%	232	2008
	21.625478	21.631279	0.03%	187	2007
	19.704712	21.625478	9.75%	153	2006
	17.909807	19.704712	10.02%	114	2005
	15.362226	17.909807	16.58%	69	2004
	11.121852	15.362226	38.13%	43	2003
	13.735040	11.121852	-19.03%	12	2002
	15.032303	13.735040	-8.63%	0	2001

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.762951	8.626619	11.13%	196	2010
	6.285199	7.762951	23.51%	196	2009
	10.979662	6.285199	-42.76%	196	2008
	10.362878	10.979662	5.95%	154	2007
	9.310319	10.362878	11.31%	121	2006
	8.846274	9.310319	5.25%	84	2005
	8.228953	8.846274	7.50%	44	2004
	6.588356	8.228953	24.90%	27	2003
	8.138802	6.588356	-19.50%	10	2002
	9.424179	8.138802	-13.64%	0	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.136313	9.099998	27.52%	18	2010
	5.568692	7.136313	28.15%	18	2009
	10.000000	5.568692	-44.31%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.288878	10.321841	0.32%	0	2010
	9.806953	10.288878	4.91%	0	2009
	10.000000	9.806953	-1.93%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.498496	10.370108	9.18%	0	2010
	7.757580	9.498496	22.44%	0	2009
	14.230233	7.757580	-45.49%	0	2008
	12.118163	14.230233	17.43%	0	2007
	9.827514	12.118163	23.31%	0	2006
	8.406838	9.827514	16.90%	0	2005
	7.420290	8.406838	13.30%	0	2004
	5.567726	7.420290	33.27%	0	2003
	7.618821	5.567726	-26.92%	0	2002
	9.581737	7.618821	-20.49%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.278673	18.847766	9.08%	0	2010
	14.112432	17.278673	22.44%	0	2009
	25.880481	14.112432	-45.47%	0	2008
	22.031519	25.880481	17.47%	0	2007
	17.876898	22.031519	23.24%	0	2006
	15.292542	17.876898	16.90%	0	2005
	13.497959	15.292542	13.30%	0	2004
	10.000000	13.497959	34.98%	0	2003*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.880774	13.727135	6.57%	657	2010
	10.000000	12.880774	28.81%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.855533	13.391270	4.17%	0	2010
	10.000000	12.855533	28.56%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.592639	8.610106	13.40%	0	2010
	6.030030	7.592639	25.91%	0	2009
	9.770878	6.030030	-38.29%	0	2008
	10.202686	9.770878	-4.23%	0	2007
	8.986278	10.202686	13.54%	0	2006
	8.800065	8.986278	2.12%	0	2005
	7.646162	8.800065	15.09%	0	2004
	5.939149	7.646162	28.74%	0	2003
	8.100362	5.939149	-26.68%	0	2002
	9.415211	8.100362	-13.97%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.424600	10.100873	7.18%	0	2010
	6.657845	9.424600	41.56%	455	2009
	12.476801	6.657845	-46.64%	279	2008
	11.160241	12.476801	11.80%	291	2007
	10.554295	11.160241	5.74%	287	2006
	10.251831	10.554295	2.95%	276	2005
	9.787472	10.251831	4.74%	264	2004
	7.630825	9.787472	28.26%	249	2003
	10.651785	7.630825	-28.36%	253	2002
	12.441012	10.651785	-14.38%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.814380	20.236986	13.60%	138	2010
	13.019055	17.814380	36.83%	145	2009
	22.225396	13.019055	-41.42%	146	2008
	21.340637	22.225396	4.15%	145	2007
	18.511544	21.340637	15.28%	150	2006
	16.528020	18.511544	12.00%	161	2005
	14.156384	16.528020	16.75%	164	2004
	10.000000	14.156384	41.56%	0	2003*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.965494	12.455685	13.59%	62	2010
	8.009483	10.965494	36.91%	62	2009
	13.672032	8.009483	-41.42%	20	2008
	13.130042	13.672032	4.13%	20	2007
	11.389082	13.130042	15.29%	20	2006
	10.171389	11.389082	11.97%	20	2005
	8.714241	10.171389	16.72%	20	2004
	6.220335	8.714241	40.09%	320	2003
	8.156044	6.220335	-23.73%	312	2002
	9.467611	8.156044	-13.85%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.445706	2.747381	12.33%	0	2010
	1.969888	2.445706	24.15%	0	2009
	9.528140	1.969888	-79.33%	0	2008
	10.000000	9.528140	-4.72%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.624928	2.952012	12.46%	0	2010
	2.138459	2.624928	22.75%	0	2009
	10.237209	2.138459	-79.11%	0	2008
	10.463286	10.237209	-2.16%	0	2007
	10.000000	10.463286	4.63%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.111630	9.225324	13.73%	362	2010
	6.455455	8.111630	25.66%	350	2009
	10.711597	6.455455	-39.73%	304	2008
	10.473670	10.711597	2.27%	298	2007
	9.295556	10.473670	12.67%	307	2006
	8.954387	9.295556	3.81%	294	2005
	8.351719	8.954387	7.22%	289	2004
	6.728539	8.351719	24.12%	265	2003
	8.459766	6.728539	-20.46%	279	2002
	9.614839	8.459766	-12.01%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.883415	9.529363	20.88%	0	2010
	5.866406	7.883415	34.38%	0	2009
	9.633917	5.866406	-39.11%	0	2008
	9.957149	9.633917	-3.25%	0	2007
	10.000000	9.957149	-0.43%	0	2006*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.172474	8.955185	24.85%	737	2010
	5.521991	7.172474	29.89%	729	2009
	11.069241	5.521991	-50.11%	699	2008
	10.629106	11.069241	4.14%	1,034	2007
	10.539493	10.629106	0.85%	979	2006
	9.578595	10.539493	10.03%	955	2005
	8.164347	9.578595	17.32%	895	2004
	6.636658	8.164347	23.02%	853	2003
	9.383576	6.636658	-29.27%	313	2002
	13.940374	9.383576	-32.69%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.815580	11.586746	7.13%	0	2010
	10.000000	10.815580	8.16%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.894646	11.224697	3.03%	0	2010
	10.000000	10.894646	8.95%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.540135	12.220445	5.90%	0	2010
	9.955225	11.540135	15.92%	0	2009
	10.931459	9.955225	-8.93%	0	2008
	10.087596	10.931459	8.37%	0	2007
	10.000000	10.087596	0.88%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.611516	13.355222	5.90%	0	2010
	11.291455	12.611516	11.69%	0	2009
	11.005163	11.291455	2.60%	0	2008
	10.333323	11.005163	6.50%	0	2007
	10.000000	10.333323	3.33%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.597806	12.217964	27.30%	0	2010
	6.199960	9.597806	54.80%	0	2009
	11.158240	6.199960	-44.44%	0	2008
	10.957248	11.158240	1.83%	0	2007
	10.000000	10.957248	9.57%	0	2006*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series) - Q/NQ	8.726986	9.889390	13.32%	0	2010
	7.441455	8.726986	17.28%	0	2009
	12.330754	7.441455	-39.65%	0	2008
	11.562848	12.330754	6.64%	0	2007
	10.000000	11.562848	15.63%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.477421	9.094880	21.63%	0	2010
	5.302719	7.477421	41.01%	0	2009
	9.018032	5.302719	-41.20%	0	2008
	10.280077	9.018032	-12.28%	0	2007
	10.000000	10.280077	2.80%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	9.994203	10.823386	8.30%	0	2010
	8.121806	9.994203	23.05%	0	2009
	11.390029	8.121806	-28.69%	0	2008
	10.967504	11.390029	3.85%	0	2007
	10.000000	10.967504	9.68%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	8.978790	10.256133	14.23%	0	2010
	6.891768	8.978790	30.28%	0	2009
	11.427476	6.891768	-39.69%	0	2008
	11.348428	11.427476	0.70%	0	2007
	10.000000	11.348428	13.48%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.223777	13.820977	13.07%	0	2010
	7.223907	12.223777	69.21%	0	2009
	10.532996	7.223907	-31.42%	0	2008
	10.535949	10.532996	-0.03%	0	2007
	10.000000	10.535949	5.36%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.677025	12.747101	19.39%	0	2010
	6.990497	10.677025	52.74%	0	2009
	11.621187	6.990497	-39.85%	0	2008
	10.762432	11.621187	7.98%	0	2007
	10.000000	10.762432	7.62%	0	2006*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.553594	12.177337	15.39%	0	2010
	7.486047	10.553594	40.98%	0	2009
	10.684149	7.486047	-29.93%	0	2008
	10.709837	10.684149	-0.24%	0	2007
	10.000000	10.709837	7.10%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.297822	9.299841	27.43%	0	2010
	5.510962	7.297822	32.42%	0	2009
	10.661384	5.510962	-48.31%	0	2008
	10.308080	10.661384	3.43%	0	2007
	10.000000	10.308080	3.08%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	7.970774	9.107281	14.26%	0	2010
	6.105558	7.970774	30.55%	0	2009
	9.905669	6.105558	-38.36%	0	2008
	10.780547	9.905669	-8.12%	0	2007
	10.000000	10.780547	7.81%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.752547	9.596007	9.64%	0	2010
	7.540981	8.752547	16.07%	0	2009
	12.304930	7.540981	-38.72%	0	2008
	13.347325	12.304930	-7.81%	0	2007
	11.234683	13.347325	18.80%	0	2006
	10.728317	11.234683	4.72%	0	2005
	9.677633	10.728317	10.86%	0	2004
	7.992275	9.677633	21.09%	0	2003
	10.154499	7.992275	-21.29%	0	2002
	10.000000	10.154499	1.54%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.302603	10.476776	12.62%	0	2010
	7.583111	9.302603	22.68%	0	2009
	12.532439	7.583111	-39.49%	0	2008
	12.537050	12.532439	-0.04%	0	2007
	11.059494	12.537050	13.36%	0	2006
	10.574619	11.059494	4.59%	0	2005
	9.646881	10.574619	9.62%	0	2004
	7.849043	9.646881	22.91%	0	2003
	10.176480	7.849043	-22.87%	0	2002
	10.000000	10.176480	1.76%	0	2001*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.491378	4.91%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.104598	10.604660	4.95%	0	2010
	9.408588	10.104598	7.40%	0	2009
	10.697155	9.408588	-12.05%	0	2008
	10.357423	10.697155	3.28%	0	2007
	10.000000	10.357423	3.57%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.142559	27.027260	7.50%	0	2010
	19.713247	25.142559	27.54%	0	2009
	23.671112	19.713247	-16.72%	0	2008
	22.687213	23.671112	4.34%	0	2007
	20.901775	22.687213	8.54%	0	2006
	19.009151	20.901775	9.96%	0	2005
	17.632719	19.009151	7.81%	0	2004
	14.078556	17.632719	25.25%	0	2003
	13.159594	14.078556	6.98%	0	2002
	12.203935	13.159594	7.83%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.225605	12.655801	3.52%	0	2010
	9.417870	12.225605	29.81%	0	2009
	17.364279	9.417870	-45.76%	0	2008
	15.472204	17.364279	12.23%	0	2007
	12.622515	15.472204	22.58%	0	2006
	11.601757	12.622515	8.80%	0	2005
	10.089986	11.601757	14.98%	0	2004
	8.084412	10.089986	24.81%	0	2003
	10.000000	8.084412	-19.16%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.551992	26.781964	24.27%	0	2010
	10.310654	21.551992	109.03%	0	2009
	29.865197	10.310654	-65.48%	0	2008
	22.166246	29.865197	34.73%	0	2007
	16.217253	22.166246	36.68%	0	2006
	12.554950	16.217253	29.17%	0	2005
	10.000000	12.554950	25.55%	0	2004*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	25.886642	32.162383	24.24%	0	2010
	12.397051	25.886642	108.81%	0	2009
	35.938253	12.397051	-65.50%	0	2008
	26.664251	35.938253	34.78%	0	2007
	19.514028	26.664251	36.64%	0	2006
	15.092033	19.514028	29.30%	0	2005
	12.238984	15.092033	23.31%	0	2004
	8.103520	12.238984	51.03%	0	2003
	8.520571	8.103520	-4.89%	0	2002
	8.860634	8.520571	-3.84%	0	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.091571	33.034141	26.61%	0	2010
	16.899991	26.091571	54.39%	0	2009
	32.010679	16.899991	-47.21%	0	2008
	22.489894	32.010679	42.33%	0	2007
	18.435626	22.489894	21.99%	0	2006
	12.412836	18.435626	48.52%	0	2005
	10.000000	12.412836	24.13%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.895991	41.642607	26.59%	0	2010
	21.318828	32.895991	54.30%	0	2009
	40.401384	21.318828	-47.23%	0	2008
	28.379415	40.401384	42.36%	0	2007
	23.271834	28.379415	21.95%	0	2006
	15.663404	23.271834	48.57%	0	2005
	12.872243	15.663404	21.68%	0	2004
	9.076418	12.872243	41.82%	0	2003
	9.536718	9.076418	-4.83%	0	2002
	10.873293	9.536718	-12.29%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	9.961087	10.961469	10.04%	0	2010
	8.003656	9.961087	24.46%	0	2009
	13.151565	8.003656	-39.14%	0	2008
	12.212861	13.151565	7.69%	0	2007
	10.967286	12.212861	11.36%	0	2006
	10.295643	10.967286	6.52%	0	2005
	9.584639	10.295643	7.42%	0	2004
	7.249805	9.584639	32.21%	0	2003
	9.668423	7.249805	-25.02%	0	2002
	9.840749	9.668423	-1.75%	0	2001

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.020541	16.168409	24.18%	0	2010
	10.000000	13.020541	30.21%	0	2009*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.477943	16.703707	23.93%	971	2010
	9.650424	13.477943	39.66%	1,124	2009
	15.342380	9.650424	-37.10%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.618354	11.956690	2.91%	0	2010
	10.767674	11.618354	7.90%	0	2009
	11.176197	10.767674	-3.66%	0	2008
	10.427272	11.176197	7.18%	0	2007
	10.483909	10.427272	-0.54%	0	2006
	10.543412	10.483909	-0.56%	0	2005
	10.178146	10.543412	3.59%	0	2004
	10.000000	10.178146	1.78%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.022810	8.965612	11.75%	0	2010
	6.939169	8.022810	15.62%	0	2009
	10.836164	6.939169	-35.96%	0	2008
	11.077381	10.836164	-2.18%	1,446	2007
	9.663109	11.077381	14.64%	1,547	2006
	9.432928	9.663109	2.44%	1,522	2005
	8.527274	9.432928	10.62%	1,550	2004
	6.733511	8.527274	26.64%	1,639	2003
	8.530598	6.733511	-21.07%	1,588	2002
	9.509075	8.530598	-10.29%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.229084	11.345728	10.92%	0	2010
	7.811084	10.229084	30.96%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.909128	11.569037	16.75%	0	2010
	7.789199	9.909128	27.22%	0	2009
	10.517249	7.789199	-25.94%	2,342	2008
	10.997667	10.517249	-4.37%	0	2007
	10.000000	10.997667	9.98%	0	2006*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.618747	14.012216	11.04%	0	2010
	10.753432	12.618747	17.35%	0	2009
	15.001291	10.753432	-28.32%	1,636	2008
	16.155002	15.001291	-7.14%	0	2007
	13.906434	16.155002	16.17%	0	2006
	13.523111	13.906434	2.83%	59	2005
	12.081443	13.523111	11.93%	60	2004
	9.569216	12.081443	26.25%	0	2003
	11.186491	9.569216	-14.46%	105	2002
	10.129056	11.186491	10.44%	0	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.006618	12.901996	7.46%	2,391	2010
	10.000000	12.006618	20.07%	2,411	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.097135	11.094416	9.88%	0	2010
	10.000000	10.097135	0.97%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.819493	12.124025	12.06%	0	2010
	10.000000	10.819493	8.19%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.530934	14.204636	23.19%	0	2010
	9.420664	11.530934	22.40%	0	2009
	13.929190	9.420664	-32.37%	0	2008
	14.323491	13.929190	-2.75%	0	2007
	12.787130	14.323491	12.01%	0	2006
	12.179584	12.787130	4.99%	0	2005
	10.206952	12.179584	19.33%	0	2004
	7.566849	10.206952	34.89%	0	2003
	10.000000	7.566849	-24.33%	0	2002*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.706680	7.538748	12.41%	0	2010
	5.121674	6.706680	30.95%	0	2009
	7.978229	5.121674	-35.80%	0	2008
	7.561602	7.978229	5.51%	0	2007
	7.072621	7.561602	6.91%	0	2006
	6.971818	7.072621	1.45%	0	2005
	6.704934	6.971818	3.98%	0	2004
	5.435261	6.704934	23.36%	0	2003
	7.813837	5.435261	-30.44%	12	2002
	10.310249	7.813837	-24.21%	7	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.729386	8.690040	12.43%	0	2010
	6.249437	7.729386	23.68%	0	2009
	10.155803	6.249437	-38.46%	0	2008
	9.856846	10.155803	3.03%	1,654	2007
	8.716741	9.856846	13.08%	1,698	2006
	8.504178	8.716741	2.50%	1,705	2005
	7.851143	8.504178	8.32%	1,693	2004
	6.247385	7.851143	25.67%	1,761	2003
	8.219747	6.247385	-24.00%	1,712	2002
	9.561974	8.219747	-14.04%	6	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.823129	9.961116	12.90%	0	2010
	7.353512	8.823129	19.99%	0	2009
	10.662306	7.353512	-31.03%	0	2008
	10.167097	10.662306	4.87%	0	2007
	8.915498	10.167097	14.04%	0	2006
	8.724234	8.915498	2.19%	0	2005
	8.483273	8.724234	2.84%	0	2004
	7.151207	8.483273	18.63%	0	2003
	8.770750	7.151207	-18.47%	0	2002
	9.879814	8.770750	-11.23%	5,813	2001

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.266640	14.589513	2.26%	0	2010
	11.126435	14.266640	28.22%	0	2009
	18.132986	11.126435	-38.64%	0	2008
	17.785347	18.132986	1.95%	0	2007
	14.817332	17.785347	20.03%	0	2006
	13.525994	14.817332	9.55%	0	2005
	11.511156	13.525994	17.50%	0	2004
	8.622899	11.511156	33.50%	0	2003
	10.035039	8.622899	-14.07%	0	2002
	10.000000	10.035039	0.35%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.183864	10.507965	28.40%	0	2010
	6.632524	8.183864	23.39%	0	2009
	10.856360	6.632524	-38.91%	0	2008
	12.469755	10.856360	-12.94%	0	2007
	12.273807	12.469755	1.60%	0	2006
	11.848926	12.273807	3.59%	0	2005
	10.870297	11.848926	9.00%	0	2004
	8.431299	10.870297	28.93%	0	2003
	10.648854	8.431299	-20.82%	0	2002
	10.000000	10.648854	6.49%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.816433	14.676700	6.23%	0	2010
	11.718085	13.816433	17.91%	0	2009
	12.910334	11.718085	-9.23%	0	2008
	12.514992	12.910334	3.16%	1,664	2007
	12.272872	12.514992	1.97%	1,444	2006
	12.374856	12.272872	-0.82%	1,390	2005
	12.198720	12.374856	1.44%	1,356	2004
	11.907225	12.198720	2.45%	1,180	2003
	11.127027	11.907225	7.01%	1,328	2002
	10.523559	11.127027	5.73%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.913861	10.942024	10.37%	0	2010
	8.156466	9.913861	21.55%	0	2009
	11.120134	8.156466	-26.65%	0	2008
	10.455955	11.120134	6.35%	0	2007
	10.000000	10.455955	4.56%	0	2006*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.382126	10.518974	12.12%	0	2010
	7.441866	9.382126	26.07%	0	2009
	11.297277	7.441866	-34.13%	0	2008
	10.475826	11.297277	7.84%	0	2007
	10.000000	10.475826	4.76%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.910551	10.119321	13.57%	0	2010
	6.926459	8.910551	28.65%	0	2009
	11.425874	6.926459	-39.38%	0	2008
	10.495859	11.425874	8.86%	0	2007
	10.000000	10.495859	4.96%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.894991	13.637779	14.65%	0	2010
	8.955996	11.894991	32.82%	1,256	2009
	15.942134	8.955996	-43.82%	1,938	2008
	13.859370	15.942134	15.03%	0	2007
	12.685607	13.859370	9.25%	0	2006
	11.088647	12.685607	14.40%	0	2005
	9.820090	11.088647	12.92%	0	2004
	7.814811	9.820090	25.66%	0	2003
	8.813204	7.814811	-11.33%	0	2002
	10.273408	8.813204	-14.21%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.574068	10.002226	16.66%	1,631	2010
	5.934691	8.574068	44.47%	1,744	2009
	13.296094	5.934691	-55.37%	0	2008
	9.326138	13.296094	42.57%	0	2007
	10.000000	9.326138	-6.74%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.916451	10.046430	12.67%	0	2010
	7.004275	8.916451	27.30%	0	2009
	12.487770	7.004275	-43.91%	0	2008
	12.578810	12.487770	-0.72%	0	2007
	10.699388	12.578810	17.57%	0	2006
	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	0	2004
	7.433007	9.476212	27.49%	0	2003
	9.147526	7.433007	-18.74%	0	2002
	9.846006	9.147526	-7.09%	0	2001

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.647397	6.836743	21.06%	0	2010
	3.958633	5.647397	42.66%	0	2009
	8.998395	3.958633	-56.01%	0	2008
	7.470926	8.998395	20.45%	0	2007
	7.246617	7.470926	3.10%	0	2006
	6.799066	7.246617	6.58%	0	2005
	6.486939	6.799066	4.81%	0	2004
	5.110185	6.486939	26.94%	0	2003
	6.685100	5.110185	-23.56%	0	2002
	7.981954	6.685100	-16.25%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.733667	8.178303	21.45%	0	2010
	5.367319	6.733667	25.46%	0	2009
	10.390708	5.367319	-48.35%	0	2008
	8.366586	10.390708	24.19%	0	2007
	8.006583	8.366586	4.50%	0	2006
	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	0	2003
	8.617548	5.888587	-31.67%	0	2002
	10.700597	8.617548	-19.47%	2,974	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.658026	10.758979	11.40%	75	2010
	6.861448	9.658026	40.76%	562	2009
	9.352908	6.861448	-26.64%	562	2008
	9.307362	9.352908	0.49%	0	2007
	8.550640	9.307362	8.85%	0	2006
	8.518596	8.550640	0.38%	0	2005
	7.948720	8.518596	7.17%	0	2004
	6.394476	7.948720	24.31%	0	2003
	6.303565	6.394476	1.44%	0	2002
	7.309120	6.303565	-13.76%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.086630	11.224034	11.28%	0	2010
	7.158124	10.086630	40.91%	0	2009
	9.746231	7.158124	-26.55%	0	2008
	10.000000	9.746231	-2.54%	0	2007

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.477678	12.099603	5.42%	0	2010
	10.135231	11.477678	13.25%	0	2009
	10.710950	10.135231	-5.38%	0	2008
	10.499745	10.710950	2.01%	0	2007
	10.282213	10.499745	2.12%	0	2006
	10.288147	10.282213	-0.06%	0	2005
	10.073745	10.288147	2.13%	0	2004
	10.000000	10.073745	0.74%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.996320	11.335641	26.00%	1,370	2010
	6.563035	8.996320	37.08%	1,622	2009
	11.082712	6.563035	-40.78%	2,714	2008
	9.803474	11.082712	13.05%	0	2007
	10.000000	9.803474	-1.97%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.130962	11.207077	10.62%	0	2010
	8.184488	10.130962	23.78%	0	2009
	14.893482	8.184488	-45.05%	0	2008
	12.981048	14.893482	14.73%	0	2007
	11.241226	12.981048	15.48%	0	2006
	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002
	10.309461	7.944744	-22.94%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.575496	13.913393	10.64%	0	2010
	10.155150	12.575496	23.83%	0	2009
	18.483807	10.155150	-45.06%	0	2008
	16.107796	18.483807	14.75%	0	2007
	13.948578	16.107796	15.48%	0	2006
	11.979699	13.948578	16.44%	0	2005
	10.781464	11.979699	11.11%	0	2004
	7.687444	10.781464	40.25%	0	2003
	10.000000	7.687444	-23.13%	0	2002*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.099078	13.740839	23.80%	0	2010
	7.202924	11.099078	54.09%	0	2009
	15.070195	7.202924	-52.20%	0	2008
	14.578869	15.070195	3.37%	0	2007
	12.815008	14.578869	13.76%	0	2006
	12.763043	12.815008	0.41%	0	2005
	11.437016	12.763043	11.59%	0	2004
	7.403455	11.437016	54.48%	0	2003
	10.000000	7.403455	-25.97%	169	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.268844	11.327373	10.31%	1,363	2010
	7.735514	10.268844	32.75%	1,459	2009
	11.232890	7.735514	-31.14%	0	2008
	11.059653	11.232890	1.57%	0	2007
	10.000000	11.059653	10.60%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.004299	10.047973	25.53%	0	2010
	6.330352	8.004299	26.44%	0	2009
	9.653812	6.330352	-34.43%	2,849	2008
	10.102516	9.653812	-4.44%	0	2007
	10.000000	10.102516	1.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.368173	9.032608	7.94%	1,712	2010
	6.562404	8.368173	27.52%	1,768	2009
	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.469114	12.044561	15.05%	0	2010
	6.194345	10.469114	69.01%	0	2009
	13.369543	6.194345	-53.67%	0	2008
	10.612336	13.369543	25.98%	0	2007
	10.000000	10.612336	6.12%	0	2006*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.571308	14.439170	6.39%	0	2010
	10.093361	13.571308	34.46%	0	2009
	17.251311	10.093361	-41.49%	0	2008
	15.220252	17.251311	13.34%	0	2007
	12.774076	15.220252	19.15%	0	2006
	11.810023	12.774076	8.16%	0	2005
	10.148035	11.810023	16.38%	0	2004
	7.819948	10.148035	29.77%	0	2003
	10.000000	7.819948	-21.80%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.565642	10.152203	6.13%	1,513	2010
	7.121715	9.565642	34.32%	1,514	2009
	12.204408	7.121715	-41.65%	0	2008
	10.799482	12.204408	13.01%	0	2007
	10.000000	10.799482	7.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.648082	15.282949	11.98%	3,969	2010
	11.745902	13.648082	16.19%	4,252	2009
	11.296695	11.745902	3.98%	1,644	2008
	10.393609	11.296695	8.69%	0	2007
	10.000000	10.393609	3.94%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.299959	3.00%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.273901	12.74%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.185926	9.255477	13.07%	0	2010
	6.905816	8.185926	18.54%	0	2009
	12.266866	6.905816	-43.70%	0	2008
	11.187403	12.266866	9.65%	0	2007
	10.749521	11.187403	4.07%	0	2006
	10.088022	10.749521	6.56%	0	2005
	9.664049	10.088022	4.39%	0	2004
	7.621314	9.664049	26.80%	0	2003
	10.291739	7.621314	-25.95%	0	2002
	10.000000	10.291739	2.92%	0	2001*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.331892	9.397371	12.79%	0	2010
	7.049970	8.331892	18.18%	0	2009
	12.551912	7.049970	-43.83%	0	2008
	11.476151	12.551912	9.37%	0	2007
	11.052117	11.476151	3.84%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.421182	12.087139	15.99%	0	2010
	7.496792	10.421182	39.01%	0	2009
	14.484173	7.496792	-48.24%	0	2008
	13.384715	14.484173	8.21%	0	2007
	11.759388	13.384715	13.82%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.426500	12.255630	7.26%	0	2010
	9.097275	11.426500	25.60%	0	2009
	13.302307	9.097275	-31.61%	0	2008
	12.569015	13.302307	5.83%	0	2007
	11.000472	12.569015	14.26%	0	2006
	10.668978	11.000472	3.11%	0	2005
	10.000842	10.668978	6.68%	0	2004
	8.210215	10.000842	21.81%	0	2003
	9.934643	8.210215	-17.36%	0	2002
	10.000000	9.934643	-0.65%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.165106	10.478484	3.08%	0	2010
	8.132475	10.165106	24.99%	0	2009
	11.637897	8.132475	-30.12%	0	2008
	10.628828	11.637897	9.49%	0	2007
	10.000000	10.628828	6.29%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.190112	9.422561	15.05%	0	2010
	6.360541	8.190112	28.76%	0	2009
	11.738035	6.360541	-45.81%	0	2008
	12.694454	11.738035	-7.53%	0	2007
	10.000000	12.694454	26.94%	0	2006*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	15.715767	17.365157	10.50%	0	2010
	11.869647	15.715767	32.40%	0	2009
	20.336779	11.869647	-41.63%	0	2008
	18.109659	20.336779	12.30%	0	2007
	14.424372	18.109659	25.55%	0	2006
	12.493033	14.424372	15.46%	0	2005
	10.290584	12.493033	21.40%	0	2004
	8.144254	10.290584	26.35%	0	2003
	10.000000	8.144254	-18.56%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.708466	20.968773	6.39%	731	2010
	10.000000	19.708466	22.42%	728	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.485500	8.845688	4.24%	1,750	2010
	5.936001	8.485500	42.95%	1,745	2009
	10.888188	5.936001	-45.48%	0	2008
	8.140610	10.888188	33.75%	0	2007
	7.620090	8.140610	6.83%	0	2006
	6.914774	7.620090	10.20%	0	2005
	5.987242	6.914774	15.49%	0	2004
	5.086420	5.987242	17.71%	0	2003
	6.180038	5.086420	-17.70%	14	2002
	8.076723	6.180038	-23.48%	8	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.632596	14.180708	21.90%	131	2010
	7.563655	11.632596	53.80%	131	2009
	13.771358	7.563655	-45.08%	131	2008
	11.554669	13.771358	19.18%	131	2007
	10.933752	11.554669	5.68%	132	2006
	10.031316	10.933752	9.00%	0	2005
	10.161603	10.031316	-1.28%	0	2004
	7.054323	10.161603	44.05%	0	2003
	10.000000	7.054323	-29.46%	0	2002*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.741433	4.556593	21.79%	0	2010
	2.435792	3.741433	53.60%	0	2009
	4.440934	2.435792	-45.15%	0	2008
	3.727828	4.440934	19.13%	0	2007
	3.531163	3.727828	5.57%	0	2006
	3.233225	3.531163	9.21%	0	2005
	3.283989	3.233225	-1.55%	0	2004
	2.290027	3.283989	43.40%	0	2003
	3.960302	2.290027	-42.18%	0	2002
	6.454677	3.960302	-38.64%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.496237	27.537115	22.41%	559	2010
	12.832025	22.496237	75.31%	670	2009
	27.428578	12.832025	-53.22%	0	2008
	21.878017	27.428578	25.37%	0	2007
	15.232678	21.878017	43.63%	0	2006
	11.784987	15.232678	29.25%	0	2005
	10.140370	11.784987	16.22%	0	2004
	7.698186	10.140370	31.72%	0	2003
	10.000000	7.698186	-23.02%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.887263	15.773394	22.40%	0	2010
	7.351018	12.887263	75.31%	0	2009
	15.719127	7.351018	-53.24%	0	2008
	12.543482	15.719127	25.32%	0	2007
	8.737444	12.543482	43.56%	0	2006
	6.763818	8.737444	29.18%	0	2005
	5.821088	6.763818	16.20%	0	2004
	4.419582	5.821088	31.71%	0	2003
	6.080842	4.419582	-27.32%	0	2002
	8.113132	6.080842	-25.05%	0	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.266703	13.617397	20.86%	0	2010
	9.083373	11.266703	24.04%	0	2009
	13.891722	9.083373	-34.61%	0	2008
	13.851485	13.891722	0.29%	0	2007
	12.108612	13.851485	14.39%	0	2006
	11.324306	12.108612	6.93%	73	2005
	10.000000	11.324306	13.24%	74	2004*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.622595	12.654959	8.88%	0	2010
	9.695212	11.622595	19.88%	0	2009
	14.724838	9.695212	-34.16%	1,844	2008
	13.980746	14.724838	5.32%	0	2007
	11.849834	13.980746	17.98%	0	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.691901	6.92%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.600383	9.895523	3.07%	0	2010
	8.653074	9.600383	10.95%	0	2009
	10.209798	8.653074	-15.25%	0	2008
	9.954980	10.209798	2.56%	0	2007
	9.757891	9.954980	2.02%	0	2006
	9.824818	9.757891	-0.68%	0	2005
	9.957976	9.824818	-1.34%	0	2004
	10.000000	9.957976	-0.42%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.539643	11.171080	17.10%	0	2010
	7.938066	9.539643	20.18%	0	2009
	13.396903	7.938066	-40.75%	0	2008
	13.615795	13.396903	-1.61%	0	2007
	13.213153	13.615795	3.05%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.504105	12.634061	20.28%	0	2010
	8.163823	10.504105	28.67%	0	2009
	13.771010	8.163823	-40.72%	0	2008
	13.072738	13.771010	5.34%	0	2007
	11.743204	13.072738	11.32%	0	2006
	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	0	2004*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.677503	5.460777	16.75%	0	2010
	3.579656	4.677503	30.67%	0	2009
	5.965717	3.579656	-40.00%	0	2008
	5.097975	5.965717	17.02%	0	2007
	4.904526	5.097975	3.94%	0	2006
	4.703664	4.904526	4.27%	0	2005
	4.442208	4.703664	5.89%	0	2004
	3.418252	4.442208	29.96%	0	2003
	4.898667	3.418252	-30.22%	0	2002
	6.963868	4.898667	-29.66%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.387847	13.760787	11.08%	0	2010
	10.000000	12.387847	23.88%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.983685	9.852092	9.67%	0	2010
	7.435416	8.983685	20.82%	0	2009
	10.815492	7.435416	-31.25%	0	2008
	10.409468	10.815492	3.90%	0	2007
	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.148537	10.530616	3.76%	0	2010
	9.243153	10.148537	9.80%	0	2009
	10.475613	9.243153	-11.77%	0	2008
	10.391646	10.475613	0.81%	0	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.966894	10.860433	8.97%	0	2010
	7.189544	9.966894	38.63%	0	2009
	11.968200	7.189544	-39.93%	0	2008
	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.306090	9.611252	15.71%	1,651	2010
	6.113361	8.306090	35.87%	1,765	2009
	11.194081	6.113361	-45.39%	0	2008
	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.566033	8.220211	8.65%	0	2010
	5.913455	7.566033	27.95%	0	2009
	9.752934	5.913455	-39.37%	0	2008
	10.000000	9.752934	-2.47%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.729796	14.101949	10.78%	0	2010
	8.905997	12.729796	42.94%	0	2009
	12.633128	8.905997	-29.50%	0	2008
	12.513336	12.633128	0.96%	0	2007
	11.555665	12.513336	8.29%	0	2006
	11.528431	11.555665	0.24%	0	2005
	10.695756	11.528431	7.79%	0	2004
	8.935042	10.695756	19.71%	0	2003
	8.841526	8.935042	1.06%	0	2002
	8.666861	8.841526	2.02%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.441954	12.675948	10.78%	0	2010
	8.000530	11.441954	43.01%	0	2009
	11.365871	8.000530	-29.61%	0	2008
	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.650949	8.659424	13.18%	0	2010
	5.109202	7.650949	49.75%	0	2009
	10.000000	5.109202	-48.91%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.843856	9.490110	20.99%	0	2010
	6.091263	7.843856	28.77%	0	2009
	10.000000	6.091263	-39.09%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	7.997060	9.000180	12.54%	0	2010
	6.322636	7.997060	26.48%	0	2009
	10.000000	6.322636	-36.77%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.239626	9.986977	8.09%	0	2010
	7.876573	9.239626	17.31%	0	2009
	10.000000	7.876573	-21.23%	0	2008*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.701376	9.574150	10.03%	0	2010
	7.158286	8.701376	21.56%	0	2009
	10.000000	7.158286	-28.42%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	9.981148	10.436119	4.56%	0	2010
	9.020692	9.981148	10.65%	0	2009
	10.000000	9.020692	-9.79%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	8.970926	9.781278	9.03%	0	2010
	7.514175	8.970926	19.39%	0	2009
	10.000000	7.514175	-24.86%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.423079	9.343985	10.93%	0	2010
	6.797165	8.423079	23.92%	0	2009
	10.000000	6.797165	-32.03%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.509979	10.151402	6.74%	0	2010
	8.254524	9.509979	15.21%	0	2009
	10.000000	8.254524	-17.45%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.442863	10.945024	4.81%	0	2010
	9.805483	10.442863	6.50%	0	2009
	10.000000	9.805483	-1.95%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.159301	11.811464	5.84%	0	2010
	9.789551	11.159301	13.99%	0	2009
	10.000000	9.789551	-2.10%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.911238	23.784126	13.74%	0	2010
	13.078884	20.911238	59.89%	0	2009
	31.631293	13.078884	-58.65%	0	2008
	22.196097	31.631293	42.51%	0	2007
	16.582052	22.196097	33.86%	0	2006
	12.768976	16.582052	29.86%	0	2005
	10.802038	12.768976	18.21%	0	2004
	6.676154	10.802038	61.80%	0	2003
	8.044715	6.676154	-17.01%	0	2002
	8.667787	8.044715	-7.19%	0	2001

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.351122	26.568120	13.78%	678	2010
	14.589664	23.351122	60.05%	731	2009
	35.341831	14.589664	-58.72%	1,339	2008
	24.805062	35.341831	42.48%	105	2007
	18.541093	24.805062	33.78%	106	2006
	14.275630	18.541093	29.88%	0	2005
	12.075292	14.275630	18.22%	0	2004
	7.465081	12.075292	61.76%	0	2003
	10.000000	7.465081	-25.35%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.014873	14.376684	2.58%	47	2010
	13.940684	14.014873	0.53%	348	2009
	13.219192	13.940684	5.46%	3,121	2008
	12.602135	13.219192	4.90%	0	2007
	12.455530	12.602135	1.18%	0	2006
	12.319888	12.455530	1.10%	0	2005
	12.186606	12.319888	1.09%	0	2004
	12.203933	12.186606	-0.14%	0	2003
	11.231951	12.203933	8.65%	4	2002
	10.698020	11.231951	4.99%	3	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.819680	10.891397	10.91%	0	2010
	7.732144	9.819680	27.00%	0	2009
	14.641898	7.732144	-47.19%	0	2008
	11.764115	14.641898	24.46%	0	2007
	9.036698	11.764115	30.18%	0	2006
	7.088478	9.036698	27.48%	0	2005
	6.340503	7.088478	11.80%	0	2004
	4.775268	6.340503	32.78%	0	2003
	6.427129	4.775268	-25.70%	0	2002
	9.202593	6.427129	-30.16%	0	2001

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.866370	17.594772	10.89%	0	2010
	12.498283	15.866370	26.95%	0	2009
	23.659857	12.498283	-47.18%	2,888	2008
	19.009209	23.659857	24.47%	0	2007
	14.603641	19.009209	30.17%	0	2006
	11.458329	14.603641	27.45%	0	2005
	10.235035	11.458329	11.95%	0	2004
	7.724922	10.235035	32.49%	0	2003
	10.000000	7.724922	-22.75%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.119311	8.537033	5.14%	0	2010
	6.448593	8.119311	25.91%	0	2009
	11.574863	6.448593	-44.29%	0	2008
	10.809622	11.574863	7.08%	0	2007
	10.000000	10.809622	8.10%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.367379	12.756868	12.22%	0	2010
	9.127916	11.367379	24.53%	0	2009
	14.763434	9.127916	-38.17%	0	2008
	14.233770	14.763434	3.72%	0	2007
	12.439821	14.233770	14.42%	0	2006
	11.772148	12.439821	5.67%	0	2005
	10.545460	11.772148	11.63%	0	2004
	8.168360	10.545460	29.10%	0	2003
	10.000000	8.168360	-18.32%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.476527	12.338344	7.51%	0	2010
	10.000000	11.476527	14.77%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.032881	13.197581	9.68%	0	2010
	10.000000	12.032881	20.33%	0	2009*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.363998	11.780992	3.67%	0	2010
	10.641051	11.363998	6.79%	0	2009
	11.565930	10.641051	-8.00%	0	2008
	11.212035	11.565930	3.16%	0	2007
	10.786946	11.212035	3.94%	0	2006
	10.665010	10.786946	1.14%	0	2005
	10.409473	10.665010	2.45%	0	2004
	9.853651	10.409473	5.64%	0	2003
	10.000000	9.853651	-1.46%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.519104	12.508109	8.59%	0	2010
	9.876294	11.519104	16.63%	0	2009
	13.135149	9.876294	-24.81%	0	2008
	12.699711	13.135149	3.43%	0	2007
	11.648839	12.699711	9.02%	0	2006
	11.294395	11.648839	3.14%	0	2005
	10.532259	11.294395	7.24%	0	2004
	8.961185	10.532259	17.53%	0	2003
	10.000000	8.961185	-10.39%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.579252	12.791175	10.47%	0	2010
	9.508317	11.579252	21.78%	0	2009
	14.156450	9.508317	-32.83%	0	2008
	13.623857	14.156450	3.91%	0	2007
	12.148749	13.623857	12.14%	0	2006
	11.588986	12.148749	4.83%	0	2005
	10.560445	11.588986	9.74%	0	2004
	8.517407	10.560445	23.99%	0	2003
	10.000000	8.517407	-14.83%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.587882	12.310796	6.24%	0	2010
	10.331947	11.587882	12.16%	0	2009
	12.422545	10.331947	-16.83%	0	2008
	11.988026	12.422545	3.62%	0	2007
	11.293234	11.988026	6.15%	0	2006
	11.039557	11.293234	2.30%	0	2005
	10.522984	11.039557	4.91%	0	2004
	9.453586	10.522984	11.31%	0	2003
	10.000000	9.453586	-5.46%	0	2002*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.952449	19.709896	23.55%	0	2010
	11.915159	15.952449	33.88%	0	2009
	19.156302	11.915159	-37.80%	0	2008
	18.194066	19.156302	5.29%	0	2007
	16.910913	18.194066	7.59%	0	2006
	15.408276	16.910913	9.75%	0	2005
	13.599282	15.408276	13.30%	0	2004
	10.315991	13.599282	31.83%	72	2003
	12.441562	10.315991	-17.08%	0	2002
	12.878299	12.441562	-3.39%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.663389	10.439472	-2.10%	0	2010
	10.887553	10.663389	-2.06%	0	2009
	10.897300	10.887553	-0.09%	3,335	2008
	10.623206	10.897300	2.58%	0	2007
	10.380196	10.623206	2.34%	0	2006
	10.326717	10.380196	0.52%	0	2005
	10.463331	10.326717	-1.31%	0	2004
	10.621324	10.463331	-1.49%	0	2003
	10.719296	10.621324	-0.91%	0	2002
	10.569641	10.719296	1.42%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.974880	14.047369	8.27%	0	2010
	10.655312	12.974880	21.77%	0	2009
	13.159351	10.655312	-19.03%	0	2008
	12.848901	13.159351	2.42%	0	2007
	12.518094	12.848901	2.64%	0	2006
	12.513070	12.518094	0.04%	0	2005
	11.997543	12.513070	4.30%	0	2004
	10.930457	11.997543	9.76%	0	2003
	10.414287	10.930457	4.96%	0	2002

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.387684	14.959742	11.74%	0	2010
	10.000000	13.387684	33.88%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.087538	9.029241	11.64%	0	2010
	6.053818	8.087538	33.59%	0	2009
	10.000000	6.053818	-39.46%	0	2008*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.326019	14.882708	3.89%	0	2010
	11.270475	14.326019	27.11%	0	2009
	21.452418	11.270475	-47.46%	0	2008
	21.291051	21.452418	0.76%	0	2007
	17.716509	21.291051	20.18%	0	2006
	16.148871	17.716509	9.71%	0	2005
	13.716090	16.148871	17.74%	0	2004
	10.000000	13.716090	37.16%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.972276	9.015564	13.09%	77	2010
	6.274804	7.972276	27.05%	0	2009
	10.000000	6.274804	-37.25%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.367168	3.67%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.807353	8.617750	10.38%	0	2010
	6.259102	7.807353	24.74%	0	2009
	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.704994	9.566392	24.16%	0	2010
	6.191135	7.704994	24.45%	0	2009
	10.000000	6.191135	-38.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.510135	9.967239	17.12%	84	2010
	6.662616	8.510135	27.73%	628	2009
	10.000000	6.662616	-33.37%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.379235	12.747378	22.82%	0	2010
	8.317740	10.379235	24.78%	0	2009
	15.857723	8.317740	-47.55%	0	2008
	14.760544	15.857723	7.43%	0	2007
	14.607915	14.760544	1.04%	0	2006
	13.803450	14.607915	5.83%	0	2005
	12.431672	13.803450	11.03%	0	2004
	9.457357	12.431672	31.45%	0	2003
	14.481164	9.457357	-34.69%	0	2002
	16.592571	14.481164	-12.73%	0	2001

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.383929	21.547114	23.95%	0	2010
	14.068725	17.383929	23.56%	0	2009
	21.181424	14.068725	-33.58%	0	2008
	23.240748	21.181424	-8.86%	0	2007
	20.237978	23.240748	14.84%	0	2006
	20.054519	20.237978	0.91%	84	2005
	17.463621	20.054519	14.84%	85	2004
	11.372033	17.463621	53.57%	58	2003
	15.948542	11.372033	-28.70%	4	2002
	12.701183	15.948542	25.57%	2	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.184831	21.084151	22.69%	0	2010
	13.031335	17.184831	31.87%	0	2009
	21.535769	13.031335	-39.49%	1,378	2008
	21.541052	21.535769	-0.02%	0	2007
	19.637782	21.541052	9.69%	0	2006
	17.858063	19.637782	9.97%	0	2005
	15.325664	17.858063	16.52%	0	2004
	11.101037	15.325664	38.06%	0	2003
	13.716369	11.101037	-19.07%	4	2002
	15.019588	13.716369	-8.68%	3	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.720756	8.575366	11.07%	0	2010
	6.254228	7.720756	23.45%	0	2009
	10.931147	6.254228	-42.79%	0	2008
	10.322396	10.931147	5.90%	0	2007
	9.278688	10.322396	11.25%	0	2006
	8.820712	9.278688	5.19%	0	2005
	8.209369	8.820712	7.45%	0	2004
	6.576030	8.209369	24.84%	0	2003
	8.127729	6.576030	-19.09%	0	2002
	9.416202	8.127729	-13.68%	0	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.130197	9.087555	27.45%	72	2010
	5.566771	7.130197	28.08%	72	2009
	10.000000	5.566771	-44.33%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.280127	10.307783	0.27%	0	2010
	9.803617	10.280127	4.86%	0	2009
	10.000000	9.803617	-1.96%	0	2008*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.446896	10.308514	9.12%	0	2010
	7.719382	9.446896	22.38%	0	2009
	14.167419	7.719382	-45.51%	0	2008
	12.070868	14.167419	17.37%	0	2007
	9.794136	12.070868	23.25%	0	2006
	8.382543	9.794136	16.84%	0	2005
	7.402625	8.382543	13.24%	0	2004
	5.557308	7.402625	33.21%	0	2003
	7.608458	5.557308	-26.96%	680	2002
	9.573624	7.608458	-20.53%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.219950	18.774134	9.03%	0	2010
	14.071648	17.219950	22.37%	0	2009
	25.818917	14.071648	-45.50%	0	2008
	21.990389	25.818917	17.41%	284	2007
	17.852608	21.990389	23.18%	325	2006
	15.279541	17.852608	16.84%	381	2005
	13.493364	15.279541	13.24%	411	2004
	10.000000	13.493364	34.93%	453	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.876384	13.715470	6.52%	1,148	2010
	10.000000	12.876384	28.76%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.851162	13.379897	4.11%	0	2010
	10.000000	12.851162	28.51%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.551387	8.558961	13.34%	0	2010
	6.000337	7.551387	25.85%	0	2009
	9.727744	6.000337	-38.32%	2,868	2008
	10.162857	9.727744	-4.28%	0	2007
	8.955757	10.162857	13.48%	0	2006
	8.774641	8.955757	2.06%	0	2005
	7.627962	8.774641	15.03%	0	2004
	5.928033	7.627962	26.68%	0	2003
	8.089339	5.928033	-26.72%	0	2002
	9.407245	8.089339	-14.01%	3,153	2001

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.373395	10.040868	7.12%	0	2010
	6.625054	9.373395	41.48%	0	2009
	12.421728	6.625054	-46.67%	0	2008
	11.116689	12.421728	11.74%	579	2007
	10.518457	11.116689	5.69%	586	2006
	10.222216	10.518457	2.90%	570	2005
	9.764179	10.222216	4.69%	551	2004
	7.616546	9.764179	28.20%	574	2003
	10.637302	7.616546	-28.40%	553	2002
	12.430490	10.637302	-14.43%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.753846	20.157937	13.54%	0	2010
	12.981440	17.753846	36.76%	0	2009
	22.172529	12.981440	-41.45%	0	2008
	21.300790	22.172529	4.09%	0	2007
	18.486390	21.300790	15.22%	0	2006
	16.513972	18.486390	11.94%	0	2005
	14.151574	16.513972	16.69%	0	2004
	10.000000	14.151574	41.52%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.911468	12.388006	13.53%	0	2010
	7.974083	10.911468	36.84%	0	2009
	13.618564	7.974083	-41.45%	0	2008
	13.085416	13.618564	4.07%	0	2007
	11.356156	13.085416	15.23%	0	2006
	10.147146	11.356156	11.91%	0	2005
	8.697915	10.147146	16.66%	0	2004
	6.211849	8.697915	40.02%	0	2003
	8.149095	6.211849	-23.77%	0	2002
	9.464418	8.149095	-13.90%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.442382	2.742257	12.28%	0	2010
	1.968205	2.442382	24.09%	0	2009
	9.524889	1.968205	-79.34%	0	2008
	10.000000	9.524889	-4.75%	0	2007

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.620016	2.944977	12.40%	0	2010
	2.135548	2.620016	22.69%	0	2009
	10.228503	2.135548	-79.12%	0	2008
	10.459744	10.228503	-2.21%	0	2007
	10.000000	10.459744	4.60%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.067561	9.170526	13.67%	0	2010
	6.423663	8.067561	25.59%	0	2009
	10.664296	6.423663	-39.76%	0	2008
	10.432775	10.664296	2.22%	0	2007
	9.263984	10.432775	12.62%	0	2006
	8.928513	9.263984	3.76%	0	2005
	8.331849	8.928513	7.16%	0	2004
	6.715954	8.331849	24.06%	0	2003
	8.448257	6.715954	-20.50%	0	2002
	9.606697	8.448257	-12.06%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.868634	9.506650	20.82%	0	2010
	5.858400	7.868634	34.31%	0	2009
	9.625704	5.858400	-39.14%	0	2008
	9.953774	9.625704	-3.30%	0	2007
	10.000000	9.953774	-0.46%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.133537	8.902031	24.79%	0	2010
	5.494813	7.133537	29.82%	0	2009
	11.020395	5.494813	-50.14%	0	2008
	10.587644	11.020395	4.09%	0	2007
	10.503716	10.587644	0.80%	0	2006
	9.550936	10.503716	9.98%	0	2005
	8.144921	9.550936	17.26%	0	2004
	6.624244	8.144921	22.96%	0	2003
	9.370812	6.624244	-29.31%	0	2002
	13.928584	9.370812	-32.72%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.811888	11.576880	7.08%	0	2010
	10.000000	10.811888	8.12%	0	2009*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.890926	11.215134	2.98%	2,680	2010
	10.000000	10.890926	8.91%	2,651	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.519022	12.191864	5.84%	0	2010
	9.942088	11.519022	15.86%	0	2009
	10.922608	9.942088	-8.98%	0	2008
	10.084604	10.922608	8.31%	0	2007
	10.000000	10.084604	0.85%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.588446	13.323983	5.84%	0	2010
	11.276554	12.588446	11.63%	0	2009
	10.996253	11.276554	2.55%	0	2008
	10.330258	10.996253	6.45%	0	2007
	10.000000	10.330258	3.30%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.580343	12.189519	27.23%	0	2010
	6.191846	9.580343	54.73%	0	2009
	11.149342	6.191846	-44.46%	0	2008
	10.954136	11.149342	1.78%	0	2007
	10.000000	10.954136	9.54%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.711096	9.866352	13.26%	0	2010
	7.431713	8.711096	17.22%	0	2009
	12.320924	7.431713	-39.68%	0	2008
	11.559561	12.320924	6.59%	0	2007
	10.000000	11.559561	15.60%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.463814	9.073694	21.57%	0	2010
	5.295769	7.463814	40.94%	0	2009
	9.010842	5.295769	-41.23%	0	2008
	10.277156	9.010842	-12.32%	0	2007
	10.000000	10.277156	2.77%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	9.976050	10.798225	8.24%	0	2010
	8.111194	9.976050	22.99%	0	2009
	11.380972	8.111194	-28.73%	0	2008
	10.964399	11.380972	3.80%	0	2007
	10.000000	10.964399	9.64%	0	2006*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	8.962470	10.232263	14.17%	0	2010
	6.882762	8.962470	30.22%	0	2009
	11.418378	6.882762	-39.72%	0	2008
	11.345212	11.418378	0.64%	0	2007
	10.000000	11.345212	13.45%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.201591	13.788842	13.01%	0	2010
	7.214466	12.201591	69.13%	0	2009
	10.524612	7.214466	-31.45%	0	2008
	10.532967	10.524612	-0.08%	0	2007
	10.000000	10.532967	5.33%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.657623	12.717439	19.33%	0	2010
	6.981349	10.657623	52.66%	0	2009
	11.611909	6.981349	-39.88%	0	2008
	10.759371	11.611909	7.92%	0	2007
	10.000000	10.759371	7.59%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.534401	12.148990	15.33%	0	2010
	7.476254	10.534401	40.90%	0	2009
	10.675639	7.476254	-29.97%	0	2008
	10.706801	10.675639	-0.29%	0	2007
	10.000000	10.706801	7.07%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.284557	9.278204	27.37%	0	2010
	5.503759	7.284557	32.36%	0	2009
	10.652888	5.503759	-48.34%	0	2008
	10.305146	10.652888	3.37%	0	2007
	10.000000	10.305146	3.05%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	7.956275	9.086090	14.20%	0	2010
	6.097565	7.956275	30.48%	0	2009
	9.897773	6.097565	-38.39%	0	2008
	10.777482	9.897773	-8.16%	0	2007
	10.000000	10.777482	7.77%	0	2006*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.716281	9.551379	9.58%	0	2010
	7.513569	8.716281	16.01%	0	2009
	12.266497	7.513569	-38.75%	0	2008
	13.312473	12.266497	-7.86%	0	2007
	11.211050	13.312473	18.74%	0	2006
	10.711207	11.211050	4.67%	0	2005
	9.667137	10.711207	10.80%	0	2004
	7.987679	9.667137	21.03%	0	2003
	10.153863	7.987679	-21.33%	0	2002
	10.000000	10.153863	1.54%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.264084	10.428090	12.56%	0	2010
	7.555563	9.264084	22.61%	0	2009
	12.493295	7.555563	-39.52%	0	2008
	12.504301	12.493295	-0.09%	0	2007
	11.036228	12.504301	13.30%	0	2006
	10.557746	11.036228	4.53%	0	2005
	9.636406	10.557746	9.56%	0	2004
	7.844528	9.636406	22.84%	0	2003
	10.175835	7.844528	-22.91%	0	2002
	10.000000	10.175835	1.76%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.487823	4.88%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.085689	10.579401	4.90%	0	2010
	9.395771	10.085689	7.34%	0	2009
	10.688043	9.395771	-12.09%	0	2008
	10.353910	10.688043	3.23%	0	2007
	10.000000	10.353910	3.54%	0	2006*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.006064	26.866824	7.44%	0	2010
	19.616237	25.006064	27.48%	0	2009
	23.566661	19.616237	-16.76%	0	2008
	22.598697	23.566661	4.28%	0	2007
	20.830834	22.598697	8.49%	0	2006
	18.954277	20.830834	9.90%	0	2005
	17.590800	18.954277	7.75%	0	2004
	14.052254	17.590800	25.18%	0	2003
	13.141724	14.052254	6.93%	0	2002
	12.193613	13.141724	7.78%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.177823	12.599912	3.47%	0	2010
	9.385856	12.177823	29.75%	0	2009
	17.314103	9.385856	-45.79%	0	2008
	15.435415	17.314103	12.17%	0	2007
	12.598911	15.435415	22.51%	0	2006
	11.585959	12.598911	8.74%	0	2005
	10.081389	11.585959	14.92%	0	2004
	8.081645	10.081389	24.74%	0	2003
	10.000000	8.081645	-19.18%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.489782	26.691056	24.20%	0	2010
	10.286134	21.489782	108.92%	0	2009
	29.809469	10.286134	-65.49%	0	2008
	22.136230	29.809469	34.66%	0	2007
	16.203540	22.136230	36.61%	0	2006
	12.550716	16.203540	29.10%	0	2005
	10.000000	12.550716	25.51%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	25.746103	31.971478	24.18%	0	2010
	12.336027	25.746103	108.71%	0	2009
	35.779705	12.336027	-65.52%	0	2008
	26.560240	35.779705	34.71%	0	2007
	19.447799	26.560240	36.57%	0	2006
	15.048471	19.447799	29.23%	0	2005
	12.209884	15.048471	23.25%	0	2004
	8.088367	12.209884	50.96%	0	2003
	8.508987	8.088367	-4.94%	0	2002
	8.853136	8.508987	-3.89%	0	2001

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.016240	32.921971	26.54%	0	2010
	16.859817	26.016240	54.31%	0	2009
	31.950946	16.859817	-47.23%	1,006	2008
	22.459454	31.950946	42.26%	0	2007
	18.420048	22.459454	21.93%	0	2006
	12.408650	18.420048	48.45%	0	2005
	10.000000	12.408650	24.09%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.717365	41.395375	26.52%	0	2010
	21.213903	32.717365	54.23%	0	2009
	40.223141	21.213903	-47.26%	0	2008
	28.268718	40.223141	42.29%	0	2007
	23.192864	28.268718	21.89%	0	2006
	15.618187	23.192864	48.50%	0	2005
	12.841633	15.618187	21.62%	0	2004
	9.059454	12.841633	41.75%	0	2003
	9.523759	9.059454	-4.88%	0	2002
	10.864101	9.523759	-12.34%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	9.912029	10.901917	9.99%	0	2010
	7.968312	9.912029	24.39%	0	2009
	13.100195	7.968312	-39.17%	0	2008
	12.171403	13.100195	7.63%	0	2007
	10.935639	12.171403	11.30%	0	2006
	10.271156	10.935639	6.47%	0	2005
	9.566724	10.271156	7.36%	0	2004
	7.239941	9.566724	32.14%	0	2003
	9.660204	7.239941	-25.05%	0	2002
	9.837436	9.660204	-1.80%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.016111	16.154674	24.11%	0	2010
	10.000000	13.016111	30.16%	0	2009*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.425261	16.629927	23.87%	0	2010
	9.617617	13.425261	39.59%	0	2009
	15.298059	9.617617	-37.13%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.578828	11.909933	2.86%	0	2010
	10.736525	11.578828	7.85%	0	2009
	11.149561	10.736525	-3.70%	0	2008
	10.407763	11.149561	7.13%	0	2007
	10.469628	10.407763	-0.59%	0	2006
	10.534412	10.469628	-0.61%	0	2005
	10.174656	10.534412	3.54%	0	2004
	10.000000	10.174656	1.75%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.979243	8.912386	11.69%	0	2010
	6.905005	7.979243	15.56%	0	2009
	10.788333	6.905005	-36.00%	0	2008
	11.034148	10.788333	-2.23%	0	2007
	9.630273	11.034148	14.58%	0	2006
	9.405665	9.630273	2.39%	0	2005
	8.506975	9.405665	10.56%	0	2004
	6.720908	8.506975	26.57%	0	2003
	8.518985	6.720908	-21.11%	0	2002
	9.501028	8.518985	-10.34%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.173470	11.278286	10.86%	0	2010
	7.772588	10.173470	30.89%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.890566	11.541476	16.69%	0	2010
	7.778587	9.890566	27.15%	0	2009
	10.508294	7.778587	-25.98%	0	2008
	10.993942	10.508294	-4.42%	0	2007
	10.000000	10.993942	9.94%	0	2006*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.550165	13.928954	10.99%	0	2010
	10.700461	12.550165	17.29%	56	2009
	14.935036	10.700461	-28.35%	29	2008
	16.091915	14.935036	-7.19%	34	2007
	13.859194	16.091915	16.11%	34	2006
	13.484039	13.859194	2.78%	34	2005
	12.052689	13.484039	11.88%	34	2004
	9.551316	12.052689	26.19%	167	2003
	11.171284	9.551316	-14.50%	68	2002
	10.120481	11.171284	10.38%	0	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	12.002530	12.891017	7.40%	0	2010
	10.000000	12.002530	20.03%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.096851	11.088448	9.82%	0	2010
	10.000000	10.096851	0.97%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.818132	12.116317	12.00%	0	2010
	10.000000	10.818132	8.18%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.485886	14.141917	23.12%	0	2010
	9.388653	11.485886	22.34%	0	2009
	13.888963	9.388653	-32.40%	0	2008
	14.289469	13.888963	-2.80%	6	2007
	12.763255	14.289469	11.96%	6	2006
	12.163030	12.763255	4.93%	6	2005
	10.198281	12.163030	19.27%	6	2004
	7.564269	10.198281	34.82%	0	2003
	10.000000	7.564269	-24.36%	0	2002*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.670270	7.493999	12.35%	0	2010
	5.096463	6.670270	30.88%	0	2009
	7.943025	5.096463	-35.84%	0	2008
	7.532086	7.943025	5.46%	0	2007
	7.048600	7.532086	6.86%	0	2006
	6.951672	7.048600	1.39%	0	2005
	6.688974	6.951672	3.93%	0	2004
	5.425087	6.688974	23.30%	0	2003
	7.803211	5.425087	-30.48%	0	2002
	10.301538	7.803211	-24.25%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.687382	8.638401	12.37%	913	2010
	6.218655	7.687382	23.62%	1,712	2009
	10.110963	6.218655	-38.50%	1,408	2008
	9.818359	10.110963	2.98%	1,408	2007
	8.687121	9.818359	13.02%	1,408	2006
	8.479597	8.687121	2.45%	1,243	2005
	7.832447	8.479597	8.26%	1,020	2004
	6.235687	7.832447	25.61%	766	2003
	8.208564	6.235687	-24.03%	20	2002
	9.553880	8.208564	-14.08%	0	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.775175	9.901921	12.84%	0	2010
	7.317274	8.775175	19.92%	0	2009
	10.615188	7.317274	-31.07%	0	2008
	10.127371	10.615188	4.82%	0	2007
	8.885193	10.127371	13.98%	0	2006
	8.699022	8.885193	2.14%	0	2005
	8.463081	8.699022	2.79%	0	2004
	7.137823	8.463081	18.57%	167	2003
	8.758825	7.137823	-18.51%	88	2002
	9.871455	8.758825	-11.27%	11	2001

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.207547	14.521679	2.21%	0	2010
	11.086020	14.207547	28.16%	0	2009
	18.076369	11.086020	-38.67%	0	2008
	17.738928	18.076369	1.90%	0	2007
	14.786198	17.738928	19.97%	0	2006
	13.504452	14.786198	9.49%	0	2005
	11.498688	13.504452	17.44%	0	2004
	8.617950	11.498688	33.43%	0	2003
	10.034409	8.617950	-14.12%	0	2002
	10.000000	10.034409	0.34%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.149953	10.459073	28.33%	0	2010
	6.608412	8.149953	23.33%	0	2009
	10.822434	6.608412	-38.94%	0	2008
	12.437178	10.822434	-12.98%	0	2007
	12.247982	12.437178	1.54%	0	2006
	11.830026	12.247982	3.53%	0	2005
	10.858505	11.830026	8.95%	0	2004
	8.426454	10.858505	28.86%	0	2003
	10.648184	8.426454	-20.86%	0	2002
	10.000000	10.648184	6.48%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.741405	14.589538	6.17%	4	2010
	11.660402	13.741405	17.85%	44	2009
	12.853350	11.660402	-9.28%	0	2008
	12.466146	12.853350	3.11%	0	2007
	12.231189	12.466146	1.92%	0	2006
	12.339114	12.231189	-0.87%	0	2005
	12.169693	12.339114	1.39%	0	2004
	11.884957	12.169693	2.40%	112	2003
	11.111890	11.884957	6.96%	62	2002
	10.514640	11.111890	5.68%	9	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.895266	10.915928	10.31%	0	2010
	8.145331	9.895266	21.48%	0	2009
	11.110641	8.145331	-26.69%	0	2008
	10.452402	11.110641	6.30%	0	2007
	10.000000	10.452402	4.52%	0	2006*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.364543	10.493911	12.06%	0	2010
	7.431712	9.364543	26.01%	0	2009
	11.287639	7.431712	-34.16%	0	2008
	10.472276	11.287639	7.79%	0	2007
	10.000000	10.472276	4.72%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.893878	10.095231	13.51%	0	2010
	6.917020	8.893878	28.58%	0	2009
	11.416142	6.917020	-39.41%	0	2008
	10.492310	11.416142	8.80%	0	2007
	10.000000	10.492310	4.92%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.830371	13.556769	14.59%	0	2010
	8.911892	11.830371	32.75%	674	2009
	15.871738	8.911892	-43.85%	433	2008
	13.805265	15.871738	14.97%	433	2007
	12.642514	13.805265	9.20%	433	2006
	11.056607	12.642514	14.34%	433	2005
	9.796715	11.056607	12.86%	433	2004
	7.800188	9.796715	25.60%	749	2003
	8.801213	7.800188	-11.37%	167	2002
	10.264709	8.801213	-14.26%	23	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.557987	9.978366	16.60%	8	2010
	5.926591	8.557987	44.40%	8	2009
	13.284760	5.926591	-55.39%	8	2008
	9.322976	13.284760	42.49%	0	2007
	10.000000	9.322976	-6.77%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.867966	9.986715	12.62%	37	2010
	6.969743	8.867966	27.24%	738	2009
	12.432583	6.969743	-43.94%	457	2008
	12.529656	12.432583	-0.77%	464	2007
	10.663017	12.529656	17.51%	465	2006
	10.303367	10.663017	3.49%	465	2005
	9.453639	10.303367	8.99%	465	2004
	7.419096	9.453639	27.42%	632	2003
	9.135077	7.419096	-18.78%	85	2002
	9.837664	9.135077	-7.14%	11	2001

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.616700	6.796107	21.00%	0	2010
	3.939131	5.616700	42.59%	0	2009
	8.958660	3.939131	-56.03%	0	2008
	7.441763	8.958660	20.38%	0	2007
	7.222009	7.441763	3.04%	0	2006
	6.779429	7.222009	6.53%	0	2005
	6.471511	6.779429	4.76%	0	2004
	5.100632	6.471511	26.88%	0	2003
	6.676003	5.100632	-23.60%	0	2002
	7.975200	6.676003	-16.29%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.697024	8.129654	21.39%	0	2010
	5.340836	6.697024	25.39%	0	2009
	10.344749	5.340836	-48.37%	0	2008
	8.333858	10.344749	24.13%	9	2007
	7.979337	8.333858	4.44%	9	2006
	7.716381	7.979337	3.41%	9	2005
	7.636709	7.716381	1.04%	9	2004
	5.877549	7.636709	29.93%	0	2003
	8.605815	5.877549	-31.70%	0	2002
	10.691535	8.605815	-19.51%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.605582	10.695097	11.34%	0	2010
	6.827674	9.605582	40.69%	0	2009
	9.311628	6.827674	-26.68%	0	2008
	9.271042	9.311628	0.44%	0	2007
	8.521607	9.271042	8.79%	0	2006
	8.493992	8.521607	0.33%	0	2005
	7.929810	8.493992	7.11%	0	2004
	6.382519	7.929810	24.24%	0	2003
	6.294993	6.382519	1.39%	0	2002
	7.302933	6.294993	-13.80%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.072898	11.203045	11.22%	0	2010
	7.152034	10.072898	40.84%	0	2009
	9.742912	7.152034	-26.59%	0	2008
	10.000000	9.742912	-2.57%	0	2007

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.438654	12.052304	5.36%	0	2010
	10.105926	11.438654	13.19%	0	2009
	10.685432	10.105926	-5.42%	0	2008
	10.480113	10.685432	1.96%	0	2007
	10.268217	10.480113	2.06%	0	2006
	10.279382	10.268217	-0.11%	0	2005
	10.070300	10.279382	2.08%	0	2004
	10.000000	10.070300	0.70%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.979490	11.308667	25.94%	9	2010
	6.554095	8.979490	37.01%	9	2009
	11.073276	6.554095	-40.81%	9	2008
	9.800151	11.073276	12.99%	0	2007
	10.000000	9.800151	-2.00%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.075911	11.140485	10.57%	0	2010
	8.144178	10.075911	23.72%	0	2009
	14.827724	8.144178	-45.07%	0	2008
	12.930372	14.827724	14.67%	0	2007
	11.203058	12.930372	15.42%	0	2006
	9.622805	11.203058	16.42%	0	2005
	8.665395	9.622805	11.05%	0	2004
	6.183841	8.665395	40.13%	0	2003
	7.933931	6.183841	-22.06%	0	2002
	10.300741	7.933931	-22.98%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.526319	13.851915	10.58%	6	2010
	10.120610	12.526319	23.77%	6	2009
	18.430385	10.120610	-45.09%	6	2008
	16.069496	18.430385	14.69%	6	2007
	13.922499	16.069496	15.42%	6	2006
	11.963391	13.922499	16.38%	6	2005
	10.772293	11.963391	11.06%	6	2004
	7.684818	10.772293	40.18%	0	2003
	10.000000	7.684818	-23.15%	0	2002*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.055685	13.680146	23.74%	0	2010
	7.178428	11.055685	54.01%	0	2009
	15.026637	7.178428	-52.23%	0	2008
	14.544203	15.026637	3.32%	6	2007
	12.791050	14.544203	13.71%	6	2006
	12.745663	12.791050	0.36%	6	2005
	11.427270	12.745663	11.54%	6	2004
	7.400922	11.427270	54.40%	0	2003
	10.000000	7.400922	-25.99%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.249637	11.300407	10.25%	0	2010
	7.724985	10.249637	32.68%	0	2009
	11.223320	7.724985	-31.17%	0	2008
	11.055909	11.223320	1.51%	0	2007
	10.000000	11.055909	10.56%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.989297	10.024027	25.47%	0	2010
	6.321721	7.989297	26.38%	0	2009
	9.645600	6.321721	-34.46%	0	2008
	10.099105	9.645600	-4.49%	0	2007
	10.000000	10.099105	0.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.361041	9.020303	7.88%	0	2010
	6.560161	8.361041	27.45%	0	2009
	10.000000	6.560161	-34.40%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.449492	12.015846	14.99%	8	2010
	6.185888	10.449492	68.92%	8	2009
	13.358140	6.185888	-53.69%	8	2008
	10.608731	13.358140	25.92%	0	2007
	10.000000	10.608731	6.09%	0	2006*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.518237	14.375381	6.34%	0	2010
	10.059035	13.518237	34.39%	0	2009
	17.201456	10.059035	-41.52%	0	2008
	15.184059	17.201456	13.29%	0	2007
	12.750199	15.184059	19.09%	0	2006
	11.793952	12.750199	8.11%	0	2005
	10.139397	11.793952	16.32%	0	2004
	7.817266	10.139397	29.71%	0	2003
	10.000000	7.817266	-21.83%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.547734	10.128032	6.08%	9	2010
	7.112006	9.547734	34.25%	9	2009
	12.194000	7.112006	-41.68%	9	2008
	10.795819	12.194000	12.95%	0	2007
	10.000000	10.795819	7.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.622551	15.246578	11.92%	0	2010
	11.729910	13.622551	16.14%	0	2009
	11.287075	11.729910	3.92%	0	2008
	10.390096	11.287075	8.63%	0	2007
	10.000000	10.390096	3.90%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.299093	2.99%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.272959	12.73%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.151996	9.212414	13.01%	0	2010
	6.880701	8.151996	18.48%	0	2009
	12.228505	6.880701	-43.73%	0	2008
	11.158154	12.228505	9.59%	0	2007
	10.726876	11.158154	4.02%	0	2006
	10.071903	10.726876	6.50%	0	2005
	9.653544	10.071903	4.33%	0	2004
	7.616916	9.653544	26.74%	0	2003
	10.291087	7.616916	-25.99%	0	2002
	10.000000	10.291087	2.91%	0	2001*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.299284	9.355826	12.73%	0	2010
	7.025968	8.299284	18.12%	0	2009
	12.515588	7.025968	-43.86%	0	2008
	11.448819	12.515588	9.32%	0	2007
	11.031421	11.448819	3.78%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.391093	12.046096	15.93%	0	2010
	7.478960	10.391093	38.94%	0	2009
	14.457127	7.478960	-48.27%	0	2008
	13.366585	14.457127	8.16%	0	2007
	11.749438	13.366585	13.76%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.379168	12.198633	7.20%	0	2010
	9.064217	11.379168	25.54%	0	2009
	13.260757	9.064217	-31.65%	0	2008
	12.536205	13.260757	5.78%	0	2007
	10.977341	12.536205	14.20%	0	2006
	10.651973	10.977341	3.05%	0	2005
	9.990004	10.651973	6.63%	0	2004
	8.205505	9.990004	21.75%	0	2003
	9.934020	8.205505	-17.40%	0	2002
	10.000000	9.934020	-0.66%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.146614	10.454076	3.03%	0	2010
	8.121826	10.146614	24.93%	0	2009
	11.628617	8.121826	-30.16%	0	2008
	10.625816	11.628617	9.44%	0	2007
	10.000000	10.625816	6.26%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.175189	9.400603	14.99%	0	2010
	6.352197	8.175189	28.70%	0	2009
	11.728659	6.352197	-45.84%	0	2008
	12.690842	11.728659	-7.58%	0	2007
	10.000000	12.690842	26.91%	0	2006*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	15.654328	17.288451	10.44%	0	2010
	11.829278	15.654328	32.34%	0	2009
	20.277978	11.829278	-41.66%	0	2008
	18.066572	20.277978	12.24%	0	2007
	14.397384	18.066572	25.49%	0	2006
	12.476010	14.397384	15.40%	0	2005
	10.281813	12.476010	21.34%	0	2004
	8.141462	10.281813	26.29%	0	2003
	10.000000	8.141462	-18.59%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.618135	20.862014	6.34%	0	2010
	10.000000	19.618135	22.36%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.442557	8.796429	4.19%	10	2010
	5.908972	8.442557	42.88%	10	2009
	10.844174	5.908972	-45.51%	10	2008
	8.111859	10.844174	33.68%	0	2007
	7.597051	8.111859	6.78%	0	2006
	6.897381	7.597051	10.14%	0	2005
	5.975238	6.897381	15.43%	0	2004
	5.078815	5.975238	17.65%	0	2003
	6.173947	5.078815	-17.74%	0	2002
	8.072922	6.173947	-23.52%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.587126	14.118081	21.84%	0	2010
	7.537930	11.587126	53.72%	0	2009
	13.731546	7.537930	-45.11%	0	2008
	11.527184	13.731546	19.12%	0	2007
	10.913285	11.527184	5.63%	0	2006
	10.017631	10.913285	8.94%	0	2005
	10.152930	10.017631	-1.33%	0	2004
	7.051900	10.152930	43.97%	0	2003
	10.000000	7.051900	-29.48%	0	2002*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.722508	4.531216	21.72%	0	2010
	2.424699	3.722508	53.52%	0	2009
	4.422984	2.424699	-45.18%	0	2008
	3.714659	4.422984	19.07%	0	2007
	3.520479	3.714659	5.52%	0	2006
	3.225081	3.520479	9.16%	0	2005
	3.277394	3.225081	-1.60%	0	2004
	2.286600	3.277394	43.33%	0	2003
	3.956393	2.286600	-42.20%	0	2002
	6.451635	3.956393	-38.68%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.408285	27.415474	22.35%	221	2010
	12.788383	22.408285	75.22%	221	2009
	27.349328	12.788383	-53.24%	221	2008
	21.826011	27.349328	25.31%	224	2007
	15.204202	21.826011	43.55%	224	2006
	11.768944	15.204202	29.19%	195	2005
	10.131729	11.768944	16.16%	146	2004
	7.695550	10.131729	31.66%	75	2003
	10.000000	7.695550	-23.04%	5	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.822056	15.685566	22.33%	0	2010
	7.317560	12.822056	75.22%	0	2009
	15.655600	7.317560	-53.26%	0	2008
	12.499202	15.655600	25.25%	0	2007
	8.711032	12.499202	43.49%	0	2006
	6.746806	8.711032	29.11%	0	2005
	5.809420	6.746806	16.14%	0	2004
	4.412971	5.809420	31.64%	0	2003
	6.074850	4.412971	-27.36%	0	2002
	8.109310	6.074850	-25.09%	0	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.234179	13.571163	20.80%	0	2010
	9.061770	11.234179	23.97%	0	2009
	13.865792	9.061770	-34.65%	0	2008
	13.832721	13.865792	0.24%	0	2007
	12.098372	13.832721	14.34%	0	2006
	11.320491	12.098372	6.87%	0	2005
	10.000000	11.320491	13.20%	0	2004*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.577186	12.599085	8.83%	0	2010
	9.662266	11.577186	19.82%	0	2009
	14.682307	9.662266	-34.19%	0	2008
	13.947521	14.682307	5.27%	0	2007
	11.827697	13.947521	17.92%	0	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.688282	6.88%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.567726	9.856827	3.02%	0	2010
	8.628043	9.567726	10.89%	0	2009
	10.185461	8.628043	-15.29%	0	2008
	9.936362	10.185461	2.51%	0	2007
	9.744611	9.936362	1.97%	0	2006
	9.816451	9.744611	-0.73%	0	2005
	9.954572	9.816451	-1.39%	0	2004
	10.000000	9.954572	-0.45%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.502336	11.121712	17.04%	0	2010
	7.911059	9.502336	20.11%	0	2009
	13.358178	7.911059	-40.78%	0	2008
	13.583429	13.358178	-1.66%	0	2007
	13.188462	13.583429	2.99%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.473749	12.591134	20.22%	0	2010
	8.144398	10.473749	28.60%	0	2009
	13.745280	8.144398	-40.75%	0	2008
	13.055015	13.745280	5.29%	0	2007
	11.733259	13.055015	11.27%	0	2006
	11.220861	11.733259	4.57%	0	2005
	10.000000	11.220861	12.21%	0	2004*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.652066	5.428310	16.69%	0	2010
	3.562000	4.652066	30.60%	0	2009
	5.939328	3.562000	-40.03%	0	2008
	5.078044	5.939328	16.96%	0	2007
	4.887844	5.078044	3.89%	0	2006
	4.690047	4.887844	4.22%	0	2005
	4.431602	4.690047	5.83%	0	2004
	3.411839	4.431602	29.89%	0	2003
	4.861995	3.411839	-30.26%	0	2002
	6.957972	4.861995	-29.69%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.383633	13.749084	11.03%	32	2010
	10.000000	12.383633	23.84%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.966848	9.828613	9.61%	0	2010
	7.425270	8.966848	20.76%	0	2009
	10.806270	7.425270	-31.29%	0	2008
	10.405944	10.806270	3.85%	0	2007
	10.000000	10.405944	4.06%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.129525	10.505524	3.71%	0	2010
	9.230548	10.129525	9.74%	0	2009
	10.466687	9.230548	-11.81%	0	2008
	10.388122	10.466687	0.76%	0	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.948218	10.834550	8.91%	9	2010
	7.179740	9.948218	38.56%	9	2009
	11.957998	7.179740	-39.96%	9	2008
	10.686985	11.957998	11.89%	0	2007
	10.000000	10.686985	6.87%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.290539	9.588362	15.65%	0	2010
	6.105029	8.290539	35.80%	0	2009
	11.184549	6.105029	-45.42%	0	2008
	10.216091	11.184549	9.48%	0	2007
	10.000000	10.216091	2.16%	0	2006*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.555705	8.204802	8.59%	0	2010
	5.908398	7.555705	27.88%	0	2009
	9.749596	5.908398	-39.40%	0	2008
	10.000000	9.749596	-2.50%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.660695	14.018235	10.72%	0	2010
	8.862173	12.660695	42.86%	0	2009
	12.577397	8.862173	-29.54%	0	2008
	12.464531	12.577397	0.91%	0	2007
	11.516457	12.464531	8.23%	0	2006
	11.495171	11.516457	0.19%	0	2005
	10.670340	11.495171	7.73%	0	2004
	8.918357	10.670340	19.64%	0	2003
	8.829517	8.918357	1.01%	0	2002
	8.659527	8.829517	1.96%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.414715	12.639318	10.73%	0	2010
	7.985550	11.414715	42.94%	0	2009
	11.350392	7.985550	-29.65%	0	2008
	11.244887	11.350392	0.94%	0	2007
	10.390020	11.244887	8.23%	0	2006
	10.000000	10.390020	3.90%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.644429	8.647619	13.12%	0	2010
	5.107449	7.644429	49.67%	0	2009
	10.000000	5.107449	-48.93%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.837169	9.477194	20.93%	0	2010
	6.089184	7.837169	28.71%	0	2009
	10.000000	6.089184	-39.11%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	7.990243	8.987924	12.49%	0	2010
	6.320475	7.990243	26.42%	0	2009
	10.000000	6.320475	-36.80%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.231775	9.973398	8.03%	0	2010
	7.873896	9.231775	17.25%	0	2009
	10.000000	7.873896	-21.26%	0	2008*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.693971	9.561116	9.97%	0	2010
	7.155840	8.693971	21.49%	0	2009
	10.000000	7.155840	-28.44%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	9.972650	10.421908	4.50%	0	2010
	9.017623	9.972650	10.59%	0	2009
	10.000000	9.017623	-9.82%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	8.963277	9.767952	8.98%	0	2010
	7.511606	8.963277	19.33%	0	2009
	10.000000	7.511606	-24.88%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.415919	9.331274	10.88%	0	2010
	6.794850	8.415919	23.86%	0	2009
	10.000000	6.794850	-32.05%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.501879	10.137580	6.69%	0	2010
	8.251709	9.501879	15.15%	0	2009
	10.000000	8.251709	-17.48%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.433971	10.930124	4.76%	0	2010
	9.802132	10.433971	6.45%	0	2009
	10.000000	9.802132	-1.98%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.149811	11.795397	5.79%	0	2010
	9.786216	11.149811	13.93%	0	2009
	10.000000	9.786216	-2.14%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.812659	23.659935	13.68%	0	2010
	13.023874	20.812659	59.80%	0	2009
	31.514424	13.023874	-58.67%	0	2008
	22.125426	31.514424	42.44%	0	2007
	16.537671	22.125426	33.79%	0	2006
	12.741281	16.537671	29.80%	0	2005
	10.784110	12.741281	18.15%	0	2004
	6.668475	10.784110	61.72%	0	2003
	8.039579	6.668475	-17.05%	0	2002
	8.666715	8.039579	-7.24%	0	2001

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.259856	26.450798	13.72%	3	2010
	14.540063	23.259856	59.97%	3	2009
	35.239762	14.540063	-58.74%	3	2008
	24.746113	35.239762	42.41%	5	2007
	18.506459	24.746113	33.72%	5	2006
	14.256207	18.506459	29.81%	5	2005
	12.065018	14.256207	18.16%	5	2004
	7.462526	12.065018	61.67%	0	2003
	10.000000	7.462526	-25.37%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.938775	14.291319	2.53%	1,335	2010
	13.872071	13.938775	0.48%	1,335	2009
	13.160846	13.872071	5.40%	23	2008
	12.552950	13.160846	4.84%	23	2007
	12.413236	12.552950	1.13%	23	2006
	12.284309	12.413236	1.05%	23	2005
	12.157611	12.284309	1.04%	23	2004
	12.181115	12.157611	-0.19%	137	2003
	11.216684	12.181115	8.60%	61	2002
	10.688972	11.216684	4.94%	9	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.773315	10.834448	10.86%	0	2010
	7.699580	9.773315	26.93%	0	2009
	14.587716	7.699580	-47.22%	0	2008
	11.726598	14.587716	24.40%	0	2007
	9.012466	11.726598	30.12%	0	2006
	7.073070	9.012466	27.42%	0	2005
	6.329968	7.073070	11.74%	0	2004
	4.769772	6.329968	32.71%	0	2003
	6.423028	4.769772	-25.74%	0	2002
	9.201455	6.423028	-30.20%	0	2001

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.804324	17.517037	10.84%	9	2010
	12.455776	15.804324	26.88%	9	2009
	23.591465	12.455776	-47.20%	5	2008
	18.963987	23.591465	24.40%	0	2007
	14.576313	18.963987	30.10%	0	2006
	11.442705	14.576313	27.39%	0	2005
	10.226299	11.442705	11.89%	0	2004
	7.722271	10.226299	32.43%	0	2003
	10.000000	7.722271	-22.78%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.104100	8.516680	5.09%	0	2010
	6.439806	8.104100	25.84%	0	2009
	11.565008	6.439806	-44.32%	0	2008
	10.805966	11.565008	7.02%	0	2007
	10.000000	10.805966	8.06%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.321413	12.698806	12.17%	714	2010
	9.095650	11.321413	24.47%	0	2009
	14.718787	9.095650	-38.20%	0	2008
	14.198005	14.718787	3.67%	0	2007
	12.414889	14.198005	14.36%	0	2006
	11.754545	12.414889	5.62%	0	2005
	10.535072	11.754545	11.58%	0	2004
	8.164471	10.535072	29.04%	0	2003
	10.000000	8.164471	-18.36%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.472614	12.327843	7.45%	0	2010
	10.000000	11.472614	14.73%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.028785	13.186361	9.62%	0	2010
	10.000000	12.028785	20.29%	0	2009*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.318042	11.727352	3.62%	8,212	2010
	10.603430	11.318042	6.74%	0	2009
	11.530938	10.603430	-8.04%	0	2008
	11.183860	11.530938	3.10%	0	2007
	10.765318	11.183860	3.89%	0	2006
	10.649052	10.765318	1.09%	0	2005
	10.399210	10.649052	2.40%	0	2004
	9.848954	10.399210	5.59%	0	2003
	10.000000	9.848954	-1.51%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.472481	12.451121	8.53%	8,144	2010
	9.841353	11.472481	16.57%	0	2009
	13.095364	9.841353	-24.85%	0	2008
	12.667750	13.095364	3.38%	0	2007
	11.625445	12.667750	8.97%	0	2006
	11.277457	11.625445	3.09%	0	2005
	10.521843	11.277457	7.18%	0	2004
	8.956898	10.521843	17.47%	0	2003
	10.000000	8.956898	-10.43%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.532390	12.732914	10.41%	0	2010
	9.474674	11.532390	21.72%	0	2009
	14.113594	9.474674	-32.87%	0	2008
	13.589597	14.113594	3.86%	0	2007
	12.124375	13.589597	12.08%	0	2006
	11.571630	12.124375	4.78%	0	2005
	10.550021	11.571630	9.68%	0	2004
	8.513348	10.550021	23.92%	0	2003
	10.000000	8.513348	-14.87%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.541012	12.254755	6.18%	0	2010
	10.295423	11.541012	12.10%	0	2009
	12.384961	10.295423	-16.87%	0	2008
	11.957904	12.384961	3.57%	0	2007
	11.270594	11.957904	6.10%	0	2006
	11.023031	11.270594	2.25%	0	2005
	10.512612	11.023031	4.86%	0	2004
	9.449094	10.512612	11.26%	0	2003
	10.000000	9.449094	-5.51%	0	2002*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.865734	19.592771	23.49%	510	2010
	11.856442	15.865734	33.82%	941	2009
	19.071694	11.856442	-37.83%	792	2008
	18.123018	19.071694	5.23%	797	2007
	16.853455	18.123018	7.53%	797	2006
	15.363749	16.853455	9.70%	713	2005
	13.566907	15.363749	13.24%	594	2004
	10.296690	13.566907	31.76%	559	2003
	12.424639	10.296690	-17.13%	73	2002
	12.867405	12.424639	-3.44%	8	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.605413	10.377412	-2.15%	0	2010
	10.833890	10.605413	-2.11%	0	2009
	10.849130	10.833890	-0.14%	1,567	2008
	10.581681	10.849130	2.53%	0	2007
	10.344890	10.581681	2.29%	0	2006
	10.296837	10.344890	0.47%	0	2005
	10.438388	10.296837	-1.36%	0	2004
	10.601417	10.438388	-1.54%	0	2003
	10.704673	10.601417	-0.96%	0	2002
	10.560647	10.704673	1.36%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.904361	13.963887	8.21%	12	2010
	10.602815	12.904361	21.71%	12	2009
	13.101219	10.602815	-19.07%	12	2008
	12.798707	13.101219	2.36%	12	2007
	12.475539	12.798707	2.59%	12	2006
	12.476882	12.475539	-0.01%	12	2005
	11.968967	12.476882	4.24%	12	2004
	10.909995	11.968967	9.71%	12	2003
	10.400105	10.909995	4.90%	0	2002
	10.202517	10.400105	1.94%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.383122	14.947006	11.69%	0	2010
	10.000000	13.383122	33.83%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.080648	9.016945	11.59%	370	2010
	6.051747	8.080648	33.53%	370	2009
	10.000000	6.051747	-39.48%	0	2008*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.277279	14.824504	3.83%	0	2010
	11.237865	14.277279	27.05%	0	2009
	21.401317	11.237865	-47.49%	0	2008
	21.251260	21.401317	0.71%	5	2007
	17.692400	21.251260	20.12%	5	2006
	16.135118	17.692400	9.65%	5	2005
	13.711404	16.135118	17.68%	5	2004
	10.000000	13.711404	37.11%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.965480	9.003287	13.03%	79	2010
	6.272656	7.965480	26.99%	35	2009
	10.000000	6.272656	-37.27%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.363615	3.64%	61	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.800703	8.606015	10.32%	0	2010
	6.256962	7.800703	24.67%	0	2009
	10.000000	6.256962	-37.43%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.698444	9.553379	24.09%	1,064	2010
	6.189019	7.698444	24.39%	1,064	2009
	10.000000	6.189019	-38.11%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.502885	9.953671	17.06%	30	2010
	6.660337	8.502885	27.66%	1,130	2009
	10.000000	6.660337	-33.40%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.322816	12.671628	22.75%	575	2010
	8.276754	10.322816	24.72%	575	2009
	15.787688	8.276754	-47.57%	575	2008
	14.702910	15.787688	7.38%	581	2007
	14.558304	14.702910	0.99%	581	2006
	13.763578	14.558304	5.77%	481	2005
	12.402090	13.763578	10.98%	343	2004
	9.439666	12.402090	31.38%	171	2003
	14.461467	9.439666	-34.73%	13	2002
	16.578533	14.461467	-12.77%	0	2001

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.289435	21.419054	23.89%	441	2010
	13.999411	17.289435	23.50%	441	2009
	21.087866	13.999411	-33.61%	441	2008
	23.149986	21.087866	-8.91%	444	2007
	20.169222	23.149986	14.78%	445	2006
	19.996570	20.169222	0.86%	376	2005
	17.422041	19.996570	14.78%	281	2004
	11.350750	17.422041	53.49%	267	2003
	15.926842	11.350750	-28.73%	64	2002
	12.690421	15.926842	25.50%	7	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.091472	20.958907	22.63%	5	2010
	12.967162	17.091472	31.81%	5	2009
	21.440696	12.967162	-39.52%	5	2008
	21.456982	21.440696	-0.08%	4	2007
	19.571106	21.456982	9.64%	4	2006
	17.806477	19.571106	9.91%	4	2005
	15.289191	17.806477	16.46%	4	2004
	11.080273	15.289191	37.99%	209	2003
	13.697716	11.080273	-19.11%	113	2002
	15.006886	13.697716	-8.72%	15	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.678815	8.524429	11.01%	870	2010
	6.223433	7.678815	23.39%	870	2009
	10.882913	6.223433	-42.81%	870	2008
	10.282121	10.882913	5.84%	870	2007
	9.247193	10.282121	11.19%	870	2006
	8.795250	9.247193	5.14%	713	2005
	8.189846	8.795250	7.39%	502	2004
	6.563740	8.189846	24.77%	256	2003
	8.116686	6.563740	-19.13%	19	2002
	9.408236	8.116686	-13.73%	0	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.124114	9.075178	27.39%	70	2010
	5.564864	7.124114	28.02%	127	2009
	10.000000	5.564864	-44.35%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.271377	10.293761	0.22%	0	2010
	9.800278	10.271377	4.81%	0	2009
	10.000000	9.800278	-2.00%	0	2008*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.395559	10.247265	9.06%	0	2010
	7.681351	9.395559	22.32%	0	2009
	14.104844	7.681351	-45.54%	0	2008
	12.023726	14.104844	17.31%	0	2007
	9.760853	12.023726	23.18%	0	2006
	8.358312	9.760853	16.78%	0	2005
	7.384983	8.358312	13.18%	0	2004
	5.546904	7.384983	33.14%	0	2003
	7.598105	5.546904	-27.00%	0	2002
	9.565529	7.598105	-20.57%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.161409	18.700761	8.97%	4	2010
	14.030981	17.161409	22.31%	4	2009
	25.757478	14.030981	-45.53%	4	2008
	21.949333	25.757478	17.35%	0	2007
	17.828355	21.949333	23.11%	0	2006
	15.266547	17.828355	16.78%	0	2005
	13.488768	15.266547	13.18%	0	2004
	10.000000	13.488768	34.89%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.872007	13.703802	6.46%	45	2010
	10.000000	12.872007	28.72%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.846780	13.368509	4.06%	0	2010
	10.000000	12.846780	28.47%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.510386	8.508146	13.29%	7	2010
	5.970793	7.510386	25.79%	66	2009
	9.684811	5.970793	-38.35%	0	2008
	10.123215	9.684811	-4.33%	0	2007
	8.925360	10.123215	13.42%	0	2006
	8.749300	8.925360	2.01%	0	2005
	7.609813	8.749300	14.97%	0	2004
	5.916952	7.609813	28.61%	0	2003
	8.078351	5.916952	-26.76%	0	2002
	9.399286	8.078351	-14.05%	0	2001

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.322481	9.981229	7.07%	0	2010
	6.592435	9.322481	41.41%	0	2009
	12.366885	6.592435	-46.69%	0	2008
	11.073291	12.366885	11.68%	7	2007
	10.482735	11.073291	5.63%	7	2006
	10.192683	10.482735	2.85%	7	2005
	9.740938	10.192683	4.64%	7	2004
	7.602298	9.740938	28.13%	309	2003
	10.622832	7.602298	-28.43%	159	2002
	12.419973	10.622832	-14.47%	19	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.693441	20.079109	13.48%	5	2010
	12.943896	17.693441	36.69%	5	2009
	22.119728	12.943896	-41.48%	5	2008
	21.260992	22.119728	4.04%	5	2007
	18.461250	21.260992	15.17%	5	2006
	16.499905	18.461250	11.89%	5	2005
	14.146751	16.499905	16.63%	5	2004
	10.000000	14.146751	41.47%	66	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.857691	12.320656	13.47%	0	2010
	7.938848	10.857691	36.77%	0	2009
	13.565349	7.938848	-41.48%	0	2008
	13.040979	13.565349	4.02%	0	2007
	11.323354	13.040979	15.17%	0	2006
	10.122992	11.323354	11.86%	0	2005
	8.681630	10.122992	16.60%	0	2004
	6.203380	8.681630	39.95%	261	2003
	8.142142	6.203380	-23.81%	194	2002
	9.461221	8.142142	-13.94%	25	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.439043	2.737103	12.22%	0	2010
	1.966526	2.439043	24.03%	0	2009
	9.521642	1.966526	-79.35%	0	2008
	10.000000	9.521642	-4.78%	0	2007

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.615097	2.937959	12.35%	0	2010
	2.132626	2.615097	22.62%	0	2009
	10.219775	2.132626	-79.13%	0	2008
	10.456199	10.219775	-2.26%	0	2007
	10.000000	10.456199	4.56%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.023745	9.116071	13.61%	4	2010
	6.392040	8.023745	25.53%	38	2009
	10.617243	6.392040	-39.80%	0	2008
	10.392082	10.617243	2.17%	0	2007
	9.232535	10.392082	12.56%	0	2006
	8.902729	9.232535	3.70%	0	2005
	8.312026	8.902729	7.11%	0	2004
	6.703398	8.312026	24.00%	0	2003
	8.436772	6.703398	-20.55%	0	2002
	9.598573	8.436772	-12.10%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.853903	9.484011	20.76%	0	2010
	5.850420	7.853903	34.25%	0	2009
	9.617509	5.850420	-39.17%	0	2008
	9.950401	9.617509	-3.35%	0	2007
	10.000000	9.950401	-0.50%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	7.094721	8.849071	24.73%	0	2010
	5.467711	7.094721	29.76%	847	2009
	10.971677	5.467711	-50.17%	447	2008
	10.546248	10.971677	4.03%	447	2007
	10.467994	10.546248	0.75%	446	2006
	9.523311	10.467994	9.92%	446	2005
	8.125514	9.523311	17.20%	446	2004
	6.611835	8.125514	22.89%	446	2003
	9.358057	6.611835	-29.35%	0	2002
	13.916801	9.358057	-32.76%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.808196	11.567017	7.02%	0	2010
	10.000000	10.808196	8.08%	0	2009*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.887208	11.205585	2.92%	0	2010
	10.000000	10.887208	8.87%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.497940	12.163334	5.79%	0	2010
	9.928962	11.497940	15.80%	0	2009
	10.913762	9.928962	-9.02%	0	2008
	10.081614	10.913762	8.25%	0	2007
	10.000000	10.081614	0.82%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.565404	13.292807	5.79%	0	2010
	11.261666	12.565404	11.58%	0	2009
	10.987346	11.261666	2.50%	0	2008
	10.327193	10.987346	6.39%	0	2007
	10.000000	10.327193	3.27%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.562923	12.161159	27.17%	0	2010
	6.183734	9.562923	54.65%	0	2009
	11.140447	6.183734	-44.49%	0	2008
	10.951020	11.140447	1.73%	0	2007
	10.000000	10.951020	9.51%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.695245	9.843373	13.20%	0	2010
	7.421983	8.695245	17.16%	0	2009
	12.311099	7.421983	-39.71%	0	2008
	11.556280	12.311099	6.53%	0	2007
	10.000000	11.556280	15.56%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.450232	9.052560	21.51%	0	2010
	5.288832	7.450232	40.87%	0	2009
	9.003635	5.288832	-41.26%	0	2008
	10.274232	9.003635	-12.37%	0	2007
	10.000000	10.274232	2.74%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	9.957913	10.773095	8.19%	0	2010
	8.100581	9.957913	22.93%	0	2009
	11.371892	8.100581	-28.77%	0	2008
	10.961283	11.371892	3.75%	0	2007
	10.000000	10.961283	9.61%	0	2006*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	8.946146	10.208421	14.11%	0	2010
	6.873742	8.946146	30.15%	0	2009
	11.409262	6.873742	-39.75%	0	2008
	11.341993	11.409262	0.59%	0	2007
	10.000000	11.341993	13.42%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.179395	13.756740	12.95%	0	2010
	7.205015	12.179395	69.04%	0	2009
	10.516215	7.205015	-31.49%	0	2008
	10.529971	10.516215	-0.13%	0	2007
	10.000000	10.529971	5.30%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.638214	12.687815	19.27%	0	2010
	6.972203	10.638214	52.58%	0	2009
	11.602651	6.972203	-39.91%	0	2008
	10.756318	11.602651	7.87%	0	2007
	10.000000	10.756318	7.56%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.515241	12.120710	15.27%	0	2010
	7.466463	10.515241	40.83%	0	2009
	10.667118	7.466463	-30.00%	0	2008
	10.703754	10.667118	-0.34%	0	2007
	10.000000	10.703754	7.04%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.271287	9.256582	27.30%	0	2010
	5.496544	7.271287	32.29%	0	2009
	10.644384	5.496544	-48.36%	0	2008
	10.302221	10.644384	3.32%	0	2007
	10.000000	10.302221	3.02%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	7.941818	9.064953	14.14%	0	2010
	6.089587	7.941818	30.42%	0	2009
	9.889893	6.089587	-38.43%	0	2008
	10.774429	9.889893	-8.21%	0	2007
	10.000000	10.774429	7.74%	0	2006*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.680200	9.506991	9.53%	0	2010
	7.486290	8.680200	15.95%	0	2009
	12.228221	7.486290	-38.78%	0	2008
	13.277744	12.228221	-7.90%	0	2007
	11.187494	13.277744	18.68%	0	2006
	10.694139	11.187494	4.61%	0	2005
	9.656658	10.694139	10.74%	0	2004
	7.983094	9.656658	20.96%	0	2003
	10.153225	7.983094	-21.37%	0	2002
	10.000000	10.153225	1.53%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.225706	10.379581	12.51%	0	2010
	7.528109	9.225706	22.55%	0	2009
	12.454301	7.528109	-39.55%	0	2008
	12.471693	12.454301	-0.14%	0	2007
	11.013049	12.471693	13.24%	0	2006
	10.540934	11.013049	4.48%	0	2005
	9.625976	10.540934	9.51%	0	2004
	7.840038	9.625976	22.78%	0	2003
	10.175200	7.840038	-22.95%	0	2002
	10.000000	10.175200	1.75%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.484270	4.84%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.066795	10.554196	4.84%	0	2010
	9.382969	10.066795	7.29%	0	2009
	10.678933	9.382969	-12.14%	0	2008
	10.350403	10.678933	3.17%	0	2007
	10.000000	10.350403	3.50%	0	2006*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.870294	26.707310	7.39%	9	2010
	19.519697	24.870294	27.41%	9	2009
	23.462671	19.519697	-16.81%	9	2008
	22.510535	23.462671	4.23%	9	2007
	20.760127	22.510535	8.43%	9	2006
	18.899558	20.760127	9.84%	9	2005
	17.548980	18.899558	7.70%	9	2004
	14.026010	17.548980	25.12%	9	2003
	13.123880	14.026010	6.87%	0	2002
	12.183316	13.123880	7.72%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.130193	12.544228	3.41%	0	2010
	9.353933	12.130193	29.68%	0	2009
	17.264061	9.353933	-45.82%	0	2008
	15.398709	17.264061	12.11%	0	2007
	12.575361	15.398709	22.45%	0	2006
	11.570187	12.575361	8.69%	0	2005
	10.072804	11.570187	14.87%	0	2004
	8.078884	10.072804	24.68%	0	2003
	10.000000	8.078884	-19.21%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.427702	26.600383	24.14%	0	2010
	10.261651	21.427702	108.81%	0	2009
	29.753799	10.261651	-65.51%	0	2008
	22.106237	29.753799	34.59%	0	2007
	16.189827	22.106237	36.54%	0	2006
	12.546485	16.189827	29.04%	0	2005
	10.000000	12.546485	25.46%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	25.606108	31.781417	24.12%	0	2010
	12.275212	25.606108	108.60%	0	2009
	35.621597	12.275212	-65.54%	0	2008
	26.456447	35.621597	34.64%	0	2007
	19.381670	26.456447	36.50%	0	2006
	15.004941	19.381670	29.17%	0	2005
	12.180802	15.004941	23.19%	0	2004
	8.073214	12.180802	50.88%	0	2003
	8.497392	8.073214	-4.99%	0	2002
	8.845631	8.497392	-3.94%	0	2001

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.941112	32.810145	26.48%	0	2010
	16.819716	25.941112	54.23%	0	2009
	31.891289	16.819716	-47.26%	0	2008
	22.429031	31.891289	42.19%	0	2007
	18.404464	22.429031	21.87%	0	2006
	12.404463	18.404464	48.37%	0	2005
	10.000000	12.404463	24.04%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.539518	41.149343	26.46%	0	2010
	21.109366	32.539518	54.15%	0	2009
	40.045464	21.109366	-47.29%	0	2008
	28.158299	40.045464	42.22%	0	2007
	23.114040	28.158299	21.82%	0	2006
	15.573028	23.114040	48.42%	0	2005
	12.811040	15.573028	21.56%	0	2004
	9.042491	12.811040	41.68%	0	2003
	9.510796	9.042491	-4.92%	0	2002
	10.854899	9.510796	-12.38%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	9.863192	10.842657	9.93%	0	2010
	7.933107	9.863192	24.33%	0	2009
	13.048996	7.933107	-39.21%	0	2008
	12.130063	13.048996	7.58%	0	2007
	10.904035	12.130063	11.24%	0	2006
	10.246683	10.904035	6.42%	0	2005
	9.548806	10.246683	7.31%	0	2004
	7.230072	9.548806	32.07%	0	2003
	9.651982	7.230072	-25.09%	0	2002
	9.834117	9.651982	-1.85%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.011675	16.140929	24.05%	0	2010
	10.000000	13.011675	30.12%	0	2009*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.372697	16.556371	23.81%	77	2010
	9.584868	13.372697	39.52%	84	2009
	15.253782	9.584868	-37.16%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.539410	11.863324	2.81%	0	2010
	10.705445	11.539410	7.79%	0	2009
	11.122971	10.705445	-3.75%	0	2008
	10.388282	11.122971	7.07%	0	2007
	10.455359	10.388282	-0.64%	0	2006
	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	0	2004
	10.000000	10.171166	1.71%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.935854	8.859392	11.64%	42	2010
	6.870977	7.935854	15.50%	42	2009
	10.740675	6.870977	-36.03%	153	2008
	10.991050	10.740675	-2.28%	153	2007
	9.597554	10.991050	14.52%	153	2006
	9.378483	9.597554	2.34%	153	2005
	8.486720	9.378483	10.51%	153	2004
	6.708323	8.486720	26.51%	153	2003
	8.507395	6.708323	-21.15%	111	2002
	9.492984	8.507395	-10.38%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.118180	11.211266	10.80%	0	2010
	7.734301	10.118180	30.82%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.872041	11.513981	16.63%	0	2010
	7.767982	9.872041	27.09%	0	2009
	10.499337	7.767982	-26.01%	27	2008
	10.990225	10.499337	-4.47%	0	2007
	10.000000	10.990225	9.90%	0	2006*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.481953	13.846175	10.93%	0	2010
	10.647731	12.481953	17.23%	146	2009
	14.869056	10.647731	-28.39%	105	2008
	16.029066	14.869056	-7.24%	99	2007
	13.812090	16.029066	16.05%	65	2006
	13.445055	13.812090	2.73%	48	2005
	12.023986	13.445055	11.82%	31	2004
	9.533443	12.023986	26.12%	19	2003
	11.156087	9.533443	-14.54%	0	2002
	10.111910	11.156087	10.33%	0	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	11.998434	12.880041	7.35%	189	2010
	10.000000	11.998434	19.98%	179	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.096572	11.082477	9.76%	0	2010
	10.000000	10.096572	0.97%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.816775	12.108617	11.94%	0	2010
	10.000000	10.816775	8.17%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.440921	14.079367	23.06%	0	2010
	9.356682	11.440921	22.28%	0	2009
	13.848764	9.356682	-32.44%	0	2008
	14.255437	13.848764	-2.85%	0	2007
	12.739348	14.255437	11.90%	0	2006
	12.146432	12.739348	4.88%	0	2005
	10.189578	12.146432	19.20%	0	2004
	7.561672	10.189578	34.75%	0	2003
	10.000000	7.561672	-24.38%	0	2002*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.633946	7.449387	12.29%	0	2010
	5.071304	6.633946	30.81%	0	2009
	7.907868	5.071304	-35.87%	0	2008
	7.502604	7.907868	5.40%	0	2007
	7.024598	7.502604	6.80%	0	2006
	6.931538	7.024598	1.34%	0	2005
	6.673008	6.931538	3.87%	0	2004
	5.414906	6.673008	23.23%	0	2003
	7.792572	5.414906	-30.51%	0	2002
	10.292793	7.792572	-24.29%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.645562	8.587027	12.31%	413	2010
	6.187991	7.645562	23.55%	413	2009
	10.066260	6.187991	-38.53%	347	2008
	9.779977	10.066260	2.93%	347	2007
	8.657565	9.779977	12.96%	357	2006
	8.455066	8.657565	2.40%	179	2005
	7.813792	8.455066	8.21%	179	2004
	6.224012	7.813792	25.54%	179	2003
	8.197399	6.224012	-24.07%	156	2002
	9.545801	8.197399	-14.13%	0	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.727467	9.843066	12.78%	0	2010
	7.281204	8.727467	19.86%	0	2009
	10.568283	7.281204	-31.10%	0	2008
	10.087808	10.568283	4.76%	0	2007
	8.854989	10.087808	13.92%	0	2006
	8.673868	8.854989	2.09%	0	2005
	8.442921	8.673868	2.74%	0	2004
	7.124457	8.442921	18.51%	0	2003
	8.746914	7.124457	-18.55%	0	2002
	9.863100	8.746914	-11.32%	0	2001

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.148650	14.454087	2.16%	0	2010
	11.045711	14.148650	28.09%	0	2009
	18.019879	11.045711	-38.70%	0	2008
	17.692585	18.019879	1.85%	0	2007
	14.755084	17.692585	19.91%	0	2006
	13.482903	14.755084	9.44%	0	2005
	11.486211	13.482903	17.38%	0	2004
	8.612992	11.486211	33.36%	0	2003
	10.033777	8.612992	-14.16%	0	2002
	10.000000	10.033777	0.34%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.116193	10.410442	28.27%	0	2010
	6.584400	8.116193	23.26%	0	2009
	10.788633	6.584400	-38.97%	0	2008
	12.404709	10.788633	-13.03%	0	2007
	12.222241	12.404709	1.49%	0	2006
	11.811177	12.222241	3.48%	0	2005
	10.846740	11.811177	8.89%	0	2004
	8.421616	10.846740	28.80%	0	2003
	10.647518	8.421616	-20.91%	0	2002
	10.000000	10.647518	6.48%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.666705	14.502814	6.12%	100	2010
	11.602934	13.666705	17.79%	100	2009
	12.796547	11.602934	-9.33%	0	2008
	12.417436	12.796547	3.05%	0	2007
	12.189609	12.417436	1.87%	0	2006
	12.303438	12.189609	-0.93%	0	2005
	12.140716	12.303438	1.34%	0	2004
	11.862727	12.140716	2.34%	0	2003
	11.096780	11.862727	6.90%	0	2002
	10.505742	11.096780	5.63%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.876750	10.889933	10.26%	0	2010
	8.134234	9.876750	21.42%	0	2009
	11.101187	8.134234	-26.73%	0	2008
	10.448873	11.101187	6.24%	0	2007
	10.000000	10.448873	4.49%	0	2006*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.346999	10.468897	12.00%	0	2010
	7.421577	9.346999	25.94%	0	2009
	11.278025	7.421577	-34.19%	0	2008
	10.468731	11.278025	7.73%	0	2007
	10.000000	10.468731	4.69%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.877203	10.071160	13.45%	0	2010
	6.907583	8.877203	28.51%	0	2009
	11.406412	6.907583	-39.44%	0	2008
	10.488750	11.406412	8.75%	0	2007
	10.000000	10.488750	4.89%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.766047	13.476172	14.53%	0	2010
	8.867969	11.766047	32.68%	152	2009
	15.801609	8.867969	-43.88%	110	2008
	13.751323	15.801609	14.91%	100	2007
	12.599545	13.751323	9.14%	52	2006
	11.024639	12.599545	14.29%	27	2005
	9.773384	11.024639	12.80%	0	2004
	7.785588	9.773384	25.53%	0	2003
	8.789237	7.785588	-11.42%	0	2002
	10.256023	8.789237	-14.30%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.541938	9.954575	16.54%	129	2010
	5.918496	8.541938	44.33%	130	2009
	13.273426	5.918496	-55.41%	0	2008
	9.319807	13.273426	42.42%	0	2007
	10.000000	9.319807	-6.80%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.819788	9.927379	12.56%	0	2010
	6.935423	8.819788	27.17%	112	2009
	12.377697	6.935423	-43.97%	169	2008
	12.480760	12.377697	-0.83%	195	2007
	10.626821	12.480760	17.45%	139	2006
	10.273613	10.626821	3.44%	110	2005
	9.431146	10.273613	8.93%	80	2004
	7.405226	9.431146	27.36%	49	2003
	9.122665	7.405226	-18.83%	0	2002
	9.829356	9.122665	-7.19%	0	2001

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.586149	6.755696	20.94%	0	2010
	3.919710	5.586149	42.51%	0	2009
	8.919058	3.919710	-56.05%	0	2008
	7.412676	8.919058	20.32%	0	2007
	7.197447	7.412676	2.99%	0	2006
	6.759816	7.197447	6.47%	0	2005
	6.456082	6.759816	4.70%	0	2004
	5.091068	6.456082	26.81%	0	2003
	6.666912	5.091068	-23.64%	0	2002
	7.968441	6.666912	-16.33%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.660623	8.081337	21.33%	0	2010
	5.314525	6.660623	25.33%	57	2009
	10.299075	5.314525	-48.40%	86	2008
	8.301332	10.299075	24.07%	99	2007
	7.952242	8.301332	4.39%	99	2006
	7.694090	7.952242	3.36%	99	2005
	7.618533	7.694090	0.99%	99	2004
	5.866545	7.618533	29.86%	59	2003
	8.594096	5.866545	-31.74%	0	2002
	10.682489	8.594096	-19.55%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.553330	10.631486	11.29%	0	2010
	6.793998	9.553330	40.61%	0	2009
	9.270443	6.793998	-26.71%	0	2008
	9.234781	9.270443	0.39%	0	2007
	8.492610	9.234781	8.74%	0	2006
	8.469429	8.492610	0.27%	0	2005
	7.910922	8.469429	7.09%	0	2004
	6.370568	7.910922	24.18%	0	2003
	6.286416	6.370568	1.34%	0	2002
	7.296736	6.286416	-13.85%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.059148	11.182030	11.16%	0	2010
	7.145920	10.059148	40.77%	0	2009
	9.739577	7.145920	-26.63%	0	2008
	10.000000	9.739577	-2.60%	0	2007

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.399748	12.005169	5.31%	0	2010
	10.076699	11.399748	13.13%	0	2009
	10.659989	10.076699	-5.47%	0	2008
	10.460531	10.659989	1.91%	0	2007
	10.254255	10.460531	2.01%	0	2006
	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004
	10.000000	10.066869	0.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.962645	11.281679	25.87%	108	2010
	6.545147	8.962645	36.94%	121	2009
	11.063830	6.545147	-40.84%	32	2008
	9.796829	11.063830	12.93%	0	2007
	10.000000	9.796829	-2.03%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.021101	11.074247	10.51%	0	2010
	8.104022	10.021101	23.66%	0	2009
	14.762178	8.104022	-45.10%	0	2008
	12.879820	14.762178	14.61%	0	2007
	11.164941	12.879820	15.36%	0	2006
	9.594958	11.164941	16.36%	0	2005
	8.644743	9.594958	10.99%	0	2004
	6.172254	8.644743	40.06%	0	2003
	7.923128	6.172254	-22.10%	0	2002
	10.292010	7.923128	-23.02%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.477310	13.790680	10.53%	0	2010
	10.086167	12.477310	23.71%	0	2009
	18.377070	10.086167	-45.12%	0	2008
	16.031254	18.377070	14.63%	0	2007
	13.896449	16.031254	15.36%	0	2006
	11.947091	13.896449	16.32%	0	2005
	10.763107	11.947091	11.00%	0	2004
	7.682181	10.763107	40.10%	0	2003
	10.000000	7.682181	-23.18%	0	2002*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.012465	13.619716	23.68%	0	2010
	7.154014	11.012465	53.93%	0	2009
	14.983218	7.154014	-52.25%	0	2008
	14.509632	14.983218	3.26%	0	2007
	12.767144	14.509632	13.65%	0	2006
	12.728329	12.767144	0.30%	0	2005
	11.417557	12.728329	11.48%	0	2004
	7.398393	11.417557	54.32%	0	2003
	10.000000	7.398393	-26.02%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.230415	11.273453	10.20%	216	2010
	7.714445	10.230415	32.61%	217	2009
	11.213757	7.714445	-31.21%	0	2008
	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.974301	10.000102	25.40%	0	2010
	6.313079	7.974301	26.31%	0	2009
	9.637355	6.313079	-34.49%	33	2008
	10.095671	9.637355	-4.54%	0	2007
	10.000000	10.095671	0.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.353912	9.008016	7.83%	135	2010
	6.557922	8.353912	27.39%	131	2009
	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.429904	11.987213	14.93%	0	2010
	6.177452	10.429904	68.84%	0	2009
	13.346764	6.177452	-53.72%	0	2008
	10.605141	13.346764	25.85%	0	2007
	10.000000	10.605141	6.05%	0	2006*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.465376	14.311847	6.29%	0	2010
	10.024813	13.465376	34.32%	0	2009
	17.151710	10.024813	-41.55%	0	2008
	15.147935	17.151710	13.23%	0	2007
	12.726343	15.147935	19.03%	0	2006
	11.777881	12.726343	8.05%	0	2005
	10.130754	11.777881	16.26%	0	2004
	7.814596	10.130754	29.64%	0	2003
	10.000000	7.814596	-21.85%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.529818	10.103873	6.02%	120	2010
	7.102305	9.529818	34.18%	113	2009
	12.183609	7.102305	-41.71%	0	2008
	10.792161	12.183609	12.89%	0	2007
	10.000000	10.792161	7.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.597042	15.210259	11.86%	157	2010
	11.713936	13.597042	16.08%	158	2009
	11.277465	11.713936	3.87%	19	2008
	10.386573	11.277465	8.58%	0	2007
	10.000000	10.386573	3.87%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.298226	2.98%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.272012	12.72%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.118202	9.169546	12.95%	0	2010
	6.855682	8.118202	18.42%	0	2009
	12.190294	6.855682	-43.76%	0	2008
	11.129009	12.190294	9.54%	0	2007
	10.704321	11.129009	3.97%	0	2006
	10.055846	10.704321	6.45%	0	2005
	9.643083	10.055846	4.28%	0	2004
	7.612554	9.643083	26.67%	0	2003
	10.290441	7.612554	-26.02%	0	2002
	10.000000	10.290441	2.90%	0	2001*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.266832	9.314475	12.67%	0	2010
	7.002069	8.266832	18.06%	0	2009
	12.479402	7.002069	-43.89%	0	2008
	11.421586	12.479402	9.26%	0	2007
	11.010792	11.421586	3.73%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.361024	12.005113	15.87%	0	2010
	7.461133	10.361024	38.87%	0	2009
	14.430073	7.461133	-48.29%	0	2008
	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.332005	12.141870	7.15%	0	2010
	9.031264	11.332005	25.48%	0	2009
	13.219322	9.031264	-31.68%	0	2008
	12.503448	13.219322	5.73%	0	2007
	10.954242	12.503448	14.14%	0	2006
	10.634975	10.954242	3.00%	0	2005
	9.979158	10.634975	6.57%	0	2004
	8.200789	9.979158	21.69%	0	2003
	9.933391	8.200789	-17.44%	0	2002
	10.000000	9.933391	-0.67%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.128170	10.429750	2.98%	0	2010
	8.111203	10.128170	24.87%	0	2009
	11.619347	8.111203	-30.19%	0	2008
	10.622791	11.619347	9.38%	0	2007
	10.000000	10.622791	6.23%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.160324	9.378730	14.93%	0	2010
	6.343887	8.160324	28.63%	0	2009
	11.719309	6.343887	-45.87%	0	2008
	12.687244	11.719309	-7.63%	0	2007
	10.000000	12.687244	26.87%	0	2006*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	15.593097	17.212032	10.38%	0	2010
	11.789026	15.593097	32.27%	0	2009
	20.219339	11.789026	-41.69%	0	2008
	18.023583	20.219339	12.18%	0	2007
	14.370444	18.023583	25.42%	0	2006
	12.459016	14.370444	15.34%	0	2005
	10.273047	12.459016	21.28%	0	2004
	8.138681	10.273047	26.22%	0	2003
	10.000000	8.138681	-18.61%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.528147	20.755721	6.29%	58	2010
	10.000000	19.528147	22.30%	54	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.399844	8.747446	4.14%	279	2010
	5.882077	8.399844	42.80%	261	2009
	10.800350	5.882077	-45.54%	0	2008
	8.083227	10.800350	33.61%	0	2007
	7.574085	8.083227	6.72%	0	2006
	6.880030	7.574085	10.09%	0	2005
	5.963253	6.880030	15.37%	0	2004
	5.071211	5.963253	17.59%	0	2003
	6.167860	5.071211	-17.78%	0	2002
	8.069120	6.167860	-23.56%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.541708	14.055561	21.78%	0	2010
	7.512232	11.541708	53.64%	0	2009
	13.691778	7.512232	-45.13%	0	2008
	11.499708	13.691778	19.06%	0	2007
	10.892844	11.499708	5.57%	0	2006
	10.003958	10.892844	8.89%	0	2005
	10.144265	10.003958	-1.38%	0	2004
	7.049473	10.144265	43.90%	0	2003
	10.000000	7.049473	-29.51%	0	2002*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.703644	4.505956	21.66%	0	2010
	2.413657	3.703644	53.45%	0	2009
	4.405086	2.413657	-45.21%	0	2008
	3.701531	4.405086	19.01%	0	2007
	3.509816	3.701531	5.46%	0	2006
	3.216948	3.509816	9.10%	0	2005
	3.270799	3.216948	-1.65%	0	2004
	2.283163	3.270799	43.26%	0	2003
	3.952480	2.283163	-42.23%	0	2002
	6.448594	3.952480	-38.71%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.320576	27.294238	22.28%	44	2010
	12.744835	22.320576	75.13%	50	2009
	27.270190	12.744835	-53.26%	0	2008
	21.774036	27.270190	25.24%	0	2007
	15.175734	21.774036	43.48%	0	2006
	11.752892	15.175734	29.12%	0	2005
	10.123089	11.752892	16.10%	0	2004
	7.692915	10.123089	31.59%	0	2003
	10.000000	7.692915	-23.07%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.757117	15.598174	22.27%	0	2010
	7.284215	12.757117	75.13%	0	2009
	15.592266	7.284215	-53.28%	0	2008
	12.455029	15.592266	25.19%	0	2007
	8.684672	12.455029	43.41%	0	2006
	6.729816	8.684672	29.05%	0	2005
	5.797749	6.729816	16.08%	0	2004
	4.406372	5.797749	31.58%	0	2003
	6.068862	4.406372	-27.39%	0	2002
	8.105491	6.068862	-25.13%	0	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.201705	13.525017	20.74%	0	2010
	9.040208	11.201705	23.91%	0	2009
	13.839883	9.040208	-34.68%	0	2008
	13.813978	13.839883	0.19%	0	2007
	12.088133	13.813978	14.28%	0	2006
	11.316668	12.088133	6.82%	0	2005
	10.000000	11.316668	13.17%	0	2004*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.531909	12.543393	8.77%	0	2010
	9.629397	11.531909	19.76%	0	2009
	14.639860	9.629397	-34.22%	43	2008
	13.914350	14.639860	5.21%	0	2007
	11.805572	13.914350	17.86%	0	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.684664	6.85%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.535164	9.818249	2.97%	0	2010
	8.603081	9.535164	10.83%	0	2009
	10.161177	8.603081	-15.33%	0	2008
	9.917761	10.161177	2.45%	0	2007
	9.731335	9.917761	1.92%	0	2006
	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	0	2004
	10.000000	9.951175	-0.49%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.465140	11.072533	16.98%	0	2010
	7.884137	9.465140	20.05%	0	2009
	13.319541	7.884137	-40.81%	0	2008
	13.551102	13.319541	-1.71%	0	2007
	13.163790	13.551102	2.94%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.443480	12.548331	20.15%	0	2010
	8.125014	10.443480	28.53%	0	2009
	13.719597	8.125014	-40.78%	0	2008
	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	0	2004*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.626753	5.396019	16.63%	0	2010
	3.544436	4.626753	30.54%	0	2009
	5.913085	3.544436	-40.06%	0	2008
	5.058202	5.913085	16.90%	0	2007
	4.871231	5.058202	3.84%	0	2006
	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004
	3.405447	4.421055	29.82%	0	2003
	4.885325	3.405447	-30.29%	0	2002
	6.952067	4.885325	-29.73%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.379408	13.737383	10.97%	90	2010
	10.000000	12.379408	23.79%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.950048	9.805182	9.55%	1,472	2010
	7.415149	8.950048	20.70%	1,472	2009
	10.797061	7.415149	-31.32%	0	2008
	10.402421	10.797061	3.79%	0	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.110557	10.480500	3.66%	0	2010
	9.217980	10.110557	9.68%	0	2009
	10.457773	9.217980	-11.86%	0	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.929560	10.808710	8.85%	0	2010
	7.169940	9.929560	38.49%	0	2009
	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	0	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.274989	9.565490	15.60%	131	2010
	6.096694	8.274989	35.73%	131	2009
	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.545396	8.189432	8.54%	0	2010
	5.903354	7.545396	27.82%	0	2009
	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.591881	13.934927	10.67%	0	2010
	8.818504	12.591881	42.79%	39	2009
	12.521823	8.818504	-29.57%	58	2008
	12.415842	12.521823	0.85%	67	2007
	11.477315	12.415842	8.18%	67	2006
	11.461933	11.477315	0.13%	67	2005
	10.644927	11.461933	7.68%	67	2004
	8.901664	10.644927	19.58%	40	2003
	8.817499	8.901664	0.95%	0	2002
	8.652194	8.817499	1.91%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.387549	12.602795	10.67%	0	2010
	7.970615	11.387549	42.87%	0	2009
	11.334958	7.970615	-29.68%	0	2008
	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.637902	8.635830	13.07%	0	2010
	5.105704	7.637902	49.60%	0	2009
	10.000000	5.105704	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.983421	8.975670	12.43%	0	2010
	6.318315	7.983421	26.35%	0	2009
	10.000000	6.318315	-36.82%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	9.223900	9.959791	7.98%	0	2010
	7.871204	9.223900	17.19%	0	2009
	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.223900	9.959791	7.98%	0	2010
	7.871204	9.223900	17.19%	0	2009
	10.000000	7.871204	-21.29%	0	2008*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.686563	9.548087	9.92%	0	2010
	7.153399	8.686563	21.43%	0	2009
	10.000000	7.153399	-28.47%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	9.964165	10.407724	4.45%	0	2010
	9.014543	9.964165	10.53%	0	2009
	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	8.955653	9.754667	8.92%	0	2010
	7.509050	8.955653	19.26%	0	2009
	10.000000	7.509050	-24.91%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.408744	9.318567	10.82%	0	2010
	6.792527	8.408744	23.79%	0	2009
	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.493792	10.123792	6.64%	0	2010
	8.248893	9.493792	15.09%	0	2009
	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.425092	10.915246	4.70%	0	2010
	9.798799	10.425092	6.39%	0	2009
	10.000000	9.798799	-2.01%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.140309	11.779323	5.74%	0	2010
	9.782878	11.140309	13.88%	0	2009
	10.000000	9.782878	-2.17%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.714473	23.536301	13.62%	0	2010
	12.969062	20.714473	59.72%	0	2009
	31.397914	12.969062	-58.69%	0	2008
	22.054946	31.397914	42.36%	0	2007
	16.493390	22.054946	33.72%	0	2006
	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004
	6.660810	10.766220	61.64%	0	2003
	8.034443	6.660810	-17.10%	0	2002
	8.665651	8.034443	-7.28%	0	2001

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.168812	26.333821	13.66%	91	2010
	14.490549	23.168812	59.89%	94	2009
	35.137800	14.490549	-58.76%	14	2008
	24.687179	35.137800	42.33%	0	2007
	18.471789	24.687179	33.65%	0	2006
	14.236749	18.471789	29.75%	0	2005
	12.054715	14.236749	18.10%	0	2004
	7.459964	12.054715	61.59%	0	2003
	10.000000	7.459964	-25.40%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.863022	14.206388	2.48%	0	2010
	13.803730	13.863022	0.43%	0	2009
	13.102704	13.803730	5.35%	125	2008
	12.503923	13.102704	4.79%	92	2007
	12.371062	12.503923	1.07%	92	2006
	12.248814	12.371062	1.00%	92	2005
	12.128686	12.248814	0.99%	92	2004
	12.158343	12.128686	-0.24%	92	2003
	11.201435	12.158343	8.54%	69	2002
	10.679917	11.201435	4.88%	0	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.727222	10.777854	10.80%	0	2010
	7.667186	9.727222	26.87%	0	2009
	14.533790	7.667186	-47.25%	0	2008
	11.689259	14.533790	24.33%	0	2007
	8.988342	11.689259	30.05%	0	2006
	7.057732	8.988342	27.35%	0	2005
	6.319464	7.057732	11.68%	0	2004
	4.764292	6.319464	32.64%	0	2003
	6.418930	4.764292	-25.78%	0	2002
	9.200325	6.418930	-30.23%	0	2001

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.742482	17.439588	10.78%	0	2010
	12.413380	15.742482	26.82%	0	2009
	23.523222	12.413380	-47.23%	34	2008
	18.918849	23.523222	24.34%	0	2007
	14.549040	18.918849	30.04%	0	2006
	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004
	7.719631	10.217597	32.36%	0	2003
	10.000000	7.719631	-22.80%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.088902	8.496374	5.04%	0	2010
	6.431015	8.088902	25.78%	0	2009
	11.555148	6.431015	-44.35%	0	2008
	10.802306	11.555148	6.97%	0	2007
	10.000000	10.802306	8.02%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.275573	12.640935	12.11%	168	2010
	9.063460	11.275573	24.41%	168	2009
	14.674212	9.063460	-38.24%	0	2008
	14.162292	14.674212	3.61%	0	2007
	12.389980	14.162292	14.30%	0	2006
	11.736943	12.389980	5.56%	0	2005
	10.524667	11.736943	11.52%	0	2004
	8.160577	10.524667	28.97%	0	2003
	10.000000	8.160577	-18.39%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.468700	12.317334	7.40%	0	2010
	10.000000	11.468700	14.69%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.024686	13.175134	9.57%	0	2010
	10.000000	12.024686	20.25%	0	2009*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.272269	11.673957	3.56%	99	2010
	10.565944	11.272269	6.68%	99	2009
	11.496047	10.565944	-8.09%	0	2008
	11.155745	11.496047	3.05%	0	2007
	10.743737	11.155745	3.83%	0	2006
	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	0	2004
	9.844280	10.388956	5.53%	0	2003
	10.000000	9.844280	-1.56%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.426058	12.394401	8.47%	99	2010
	9.806543	11.426058	16.51%	99	2009
	13.055741	9.806543	-24.89%	0	2008
	12.635905	13.055741	3.32%	0	2007
	11.602141	12.635905	8.91%	0	2006
	11.260586	11.602141	3.03%	0	2005
	10.511469	11.260586	7.13%	0	2004
	8.952638	10.511469	17.41%	0	2003
	10.000000	8.952638	-10.47%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.485760	12.674949	10.35%	98	2010
	9.441190	11.485760	21.66%	98	2009
	14.070907	9.441190	-32.90%	0	2008
	13.555454	14.070907	3.80%	0	2007
	12.100071	13.555454	12.03%	0	2006
	11.554315	12.100071	4.72%	0	2005
	10.539613	11.554315	9.63%	0	2004
	8.509285	10.539613	23.86%	0	2003
	10.000000	8.509285	-14.91%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.494305	12.198921	6.13%	99	2010
	10.258994	11.494305	12.04%	99	2009
	12.347458	10.258994	-16.91%	0	2008
	11.927822	12.347458	3.52%	0	2007
	11.247978	11.927822	6.04%	0	2006
	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	0	2004
	9.444587	10.502231	11.20%	0	2003
	10.000000	9.444587	-5.55%	0	2002*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.779485	19.476305	23.43%	0	2010
	11.798022	15.779485	33.75%	0	2009
	18.987431	11.798022	-37.86%	0	2008
	18.052218	18.987431	5.18%	0	2007
	16.796167	18.052218	7.48%	0	2006
	15.319315	16.796167	9.64%	0	2005
	13.534578	15.319315	13.19%	0	2004
	10.277402	13.534578	31.69%	0	2003
	12.407725	10.277402	-17.17%	0	2002
	12.856503	12.407725	-3.49%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.547730	10.315697	-2.20%	0	2010
	10.780474	10.547730	-2.16%	0	2009
	10.801157	10.780474	-0.19%	20	2008
	10.540307	10.801157	2.47%	0	2007
	10.309696	10.540307	2.24%	0	2006
	10.267038	10.309696	0.42%	0	2005
	10.413500	10.267038	-1.41%	0	2004
	10.581548	10.413500	-1.59%	0	2003
	10.690073	10.581548	-1.02%	0	2002
	10.551662	10.690073	1.31%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.834262	13.880944	8.16%	0	2010
	10.550599	12.834262	21.64%	0	2009
	13.043358	10.550599	-19.11%	0	2008
	12.748732	13.043358	2.31%	0	2007
	12.433153	12.748732	2.54%	0	2006
	12.440836	12.433153	-0.06%	0	2005
	11.940484	12.440836	4.19%	0	2004
	10.889602	11.940484	9.65%	0	2003
	10.385975	10.889602	4.85%	0	2002
	10.193887	10.385975	1.88%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.378560	14.934282	11.63%	0	2010
	10.000000	13.378560	33.79%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.073761	9.004665	11.53%	0	2010
	6.049680	8.073761	33.46%	0	2009
	10.000000	6.049680	-39.50%	0	2008*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.228697	14.766524	3.78%	0	2010
	11.205365	14.228697	26.98%	0	2009
	21.350365	11.205365	-47.52%	0	2008
	21.211573	21.350365	0.65%	0	2007
	17.668354	21.211573	20.05%	0	2006
	16.121390	17.668354	9.60%	0	2005
	13.706741	16.121390	17.62%	0	2004
	10.000000	13.706741	37.07%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.958679	8.991007	12.97%	93	2010
	6.270513	7.958679	26.92%	0	2009
	10.000000	6.270513	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.360058	3.60%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.794044	8.594269	10.27%	0	2010
	6.254822	7.794044	24.61%	0	2009
	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.691865	9.540351	24.03%	218	2010
	6.186904	7.691865	24.32%	291	2009
	10.000000	6.186904	-38.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.495635	9.940108	17.00%	687	2010
	6.658061	8.495635	27.60%	687	2009
	10.000000	6.658061	-33.42%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.266672	12.596266	22.69%	347	2010
	8.235950	10.266672	24.66%	347	2009
	15.717907	8.235950	-47.60%	217	2008
	14.645439	15.717907	7.32%	217	2007
	14.508796	14.645439	0.94%	218	2006
	13.723755	14.508796	5.72%	116	2005
	12.372523	13.723755	10.92%	116	2004
	9.421976	12.372523	31.32%	116	2003
	14.441772	9.421976	-34.76%	100	2002
	16.564493	14.441772	-12.81%	0	2001

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.195450	21.291755	23.82%	243	2010
	13.930430	17.195450	23.44%	243	2009
	20.994710	13.930430	-33.65%	246	2008
	23.059585	20.994710	-8.95%	246	2007
	20.100696	23.059585	14.72%	254	2006
	19.938786	20.100696	0.81%	183	2005
	17.380579	19.938786	14.72%	183	2004
	11.329505	17.380579	53.41%	183	2003
	15.905177	11.329505	-28.77%	147	2002
	12.679678	15.905177	25.44%	0	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.998540	20.834303	22.57%	24	2010
	12.903236	16.998540	31.74%	24	2009
	21.345940	12.903236	-39.55%	108	2008
	21.373134	21.345940	-0.13%	91	2007
	19.504567	21.373134	9.58%	91	2006
	17.754986	19.504567	9.85%	91	2005
	15.252779	17.754986	16.40%	91	2004
	11.059519	15.252779	37.92%	91	2003
	13.679062	11.059519	-19.15%	66	2002
	14.994163	13.679062	-8.77%	0	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.637082	8.473768	10.96%	447	2010
	6.192790	7.637082	23.32%	447	2009
	10.834878	6.192790	-42.84%	481	2008
	10.241994	10.834878	5.79%	481	2007
	9.215792	10.241994	11.14%	490	2006
	8.769845	9.215792	5.09%	324	2005
	8.170362	8.769845	7.34%	324	2004
	6.551449	8.170362	24.71%	324	2003
	8.105635	6.551449	-19.17%	259	2002
	9.400269	8.105635	-13.77%	0	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.118002	9.062776	27.32%	1,374	2010
	5.562940	7.118002	27.95%	1,374	2009
	10.000000	5.562940	-44.37%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.262637	10.279747	0.17%	0	2010
	9.796941	10.262637	4.75%	0	2009
	10.000000	9.796941	-2.03%	0	2008*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.344449	10.186318	9.01%	0	2010
	7.643473	9.344449	22.25%	0	2009
	14.042490	7.643473	-45.57%	0	2008
	11.976724	14.042490	17.25%	0	2007
	9.727659	11.976724	23.12%	0	2006
	8.334131	9.727659	16.72%	0	2005
	7.367390	8.334131	13.12%	0	2004
	5.536514	7.367390	33.07%	0	2003
	7.587757	5.536514	-27.03%	123	2002
	9.557425	7.587757	-20.61%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.102991	18.627588	8.91%	0	2010
	13.990376	17.102991	22.25%	0	2009
	25.696124	13.990376	-45.55%	96	2008
	21.908299	25.696124	17.29%	96	2007
	17.804090	21.908299	23.05%	96	2006
	15.253536	17.804090	16.72%	96	2005
	13.484171	15.253536	13.12%	96	2004
	10.000000	13.484171	34.84%	96	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.867621	13.692136	6.41%	469	2010
	10.000000	12.867621	28.68%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.906778	10.972142	0.60%	0	2010
	10.000000	10.906778	4.99%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.469516	8.457532	13.23%	0	2010
	5.941349	7.469516	25.72%	0	2009
	9.641992	5.941349	-38.38%	204	2008
	10.083630	9.641992	-4.38%	170	2007
	8.895000	10.083630	13.36%	170	2006
	8.723996	8.895000	1.96%	170	2005
	7.591688	8.723996	14.92%	170	2004
	5.905872	7.591688	28.54%	170	2003
	8.067350	5.905872	-26.79%	123	2002
	9.391322	8.067350	-14.10%	0	2001

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.271764	9.921860	7.01%	0	2010
	6.559913	9.271764	41.34%	570	2009
	12.312209	6.559913	-46.72%	356	2008
	11.030000	12.312209	11.62%	366	2007
	10.447082	11.030000	5.58%	370	2006
	10.163198	10.447082	2.79%	223	2005
	9.717730	10.163198	4.58%	223	2004
	7.588056	9.717730	28.07%	192	2003
	10.608373	7.588056	-28.47%	127	2002
	12.409461	10.608373	-14.51%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.633242	20.000580	13.43%	198	2010
	12.906444	17.633242	36.62%	260	2009
	22.067035	12.906444	-41.51%	228	2008
	21.221247	22.067035	3.99%	243	2007
	18.436138	21.221247	15.11%	199	2006
	16.485857	18.436138	11.83%	98	2005
	14.141920	16.485857	16.57%	75	2004
	10.000000	14.141920	41.42%	65	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.804180	12.253678	13.42%	258	2010
	7.903754	10.804180	36.70%	263	2009
	13.512292	7.903754	-41.51%	77	2008
	12.996648	13.512292	3.97%	78	2007
	11.290616	12.996648	15.11%	102	2006
	10.098870	11.290616	11.80%	102	2005
	8.665362	10.098870	16.54%	102	2004
	6.194920	8.665362	39.88%	102	2003
	8.135212	6.194920	-23.85%	151	2002
	9.458032	8.135212	-13.99%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.435715	2.731974	12.16%	0	2010
	1.964846	2.435715	23.96%	0	2009
	9.518385	1.964846	-79.36%	0	2008
	10.000000	9.518385	-4.82%	0	2007

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.610203	2.930950	12.29%	0	2010
	2.129718	2.610203	22.56%	0	2009
	10.211061	2.129718	-79.14%	0	2008
	10.452662	10.211061	-2.31%	0	2007
	10.000000	10.452662	4.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	7.980089	9.061844	13.56%	596	2010
	6.360525	7.980089	25.46%	596	2009
	10.570308	6.360525	-39.83%	475	2008
	10.351457	10.570308	2.11%	475	2007
	9.201145	10.351457	12.50%	483	2006
	8.876997	9.201145	3.65%	317	2005
	8.292232	8.876997	7.05%	317	2004
	6.690842	8.292232	23.93%	317	2003
	8.425292	6.690842	-20.59%	251	2002
	9.590436	8.425292	-12.15%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.839168	9.461389	20.69%	0	2010
	5.842436	7.839168	34.18%	0	2009
	9.609304	5.842436	-39.20%	0	2008
	9.947032	9.609304	-3.40%	0	2007
	10.000000	9.947032	-0.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.056151	8.796462	24.66%	0	2010
	5.440766	7.056151	29.69%	0	2009
	10.923198	5.440766	-50.19%	0	2008
	10.505043	10.923198	3.98%	0	2007
	10.432419	10.505043	0.70%	0	2006
	9.495781	10.432419	9.86%	0	2005
	8.106165	9.495781	17.14%	0	2004
	6.599464	8.106165	22.83%	0	2003
	9.345324	6.599464	-29.38%	0	2002
	13.905014	9.345324	-32.79%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.804504	11.557154	6.97%	0	2010
	10.000000	10.804504	8.05%	0	2009*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.883488	11.196028	2.87%	106	2010
	10.000000	10.883488	8.83%	98	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.476881	12.134853	5.73%	0	2010
	9.915845	11.476881	15.74%	0	2009
	10.904917	9.915845	-9.07%	0	2008
	10.078622	10.904917	8.20%	0	2007
	10.000000	10.078622	0.79%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.542389	13.261679	5.73%	0	2010
	11.246785	12.542389	11.52%	0	2009
	10.978439	11.246785	2.44%	0	2008
	10.324127	10.978439	6.34%	0	2007
	10.000000	10.324127	3.24%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.545511	12.132822	27.11%	0	2010
	6.175635	9.545511	54.57%	0	2009
	11.131557	6.175635	-44.52%	0	2008
	10.947913	11.131557	1.68%	0	2007
	10.000000	10.947913	9.48%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.679433	9.820459	13.15%	0	2010
	7.412273	8.679433	17.10%	0	2009
	12.301289	7.412273	-39.74%	0	2008
	11.553009	12.301289	6.48%	0	2007
	10.000000	11.553009	15.53%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.436685	9.031492	21.45%	0	2010
	5.281907	7.436685	40.80%	0	2009
	8.996461	5.281907	-41.29%	0	2008
	10.271317	8.996461	-12.41%	0	2007
	10.000000	10.271317	2.71%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	9.939786	10.747997	8.13%	0	2010
	8.089972	9.939786	22.87%	0	2009
	11.362819	8.089972	-28.80%	0	2008
	10.958171	11.362819	3.69%	0	2007
	10.000000	10.958171	9.58%	0	2006*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	8.929867	10.184641	14.05%	0	2010
	6.864739	8.929867	30.08%	0	2009
	11.400160	6.864739	-39.78%	0	2008
	11.338768	11.400160	0.54%	0	2007
	10.000000	11.338768	13.39%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.157285	13.724761	12.89%	0	2010
	7.195601	12.157285	68.95%	0	2009
	10.507832	7.195601	-31.52%	0	2008
	10.526983	10.507832	-0.18%	0	2007
	10.000000	10.526983	5.27%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.618872	12.658270	19.21%	0	2010
	6.963081	10.618872	52.50%	0	2009
	11.593402	6.963081	-39.94%	0	2008
	10.753261	11.593402	7.81%	0	2007
	10.000000	10.753261	7.53%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.618872	12.658270	19.21%	0	2010
	6.963081	10.618872	52.50%	0	2009
	11.593402	6.963081	-39.94%	0	2008
	10.753261	11.593402	7.81%	0	2007
	10.000000	10.753261	7.53%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.618872	12.658270	19.21%	0	2010
	6.963081	10.618872	52.50%	0	2009
	11.593402	6.963081	-39.94%	0	2008
	10.753261	11.593402	7.81%	0	2007
	10.000000	10.753261	7.53%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	10.618872	12.658270	19.21%	0	2010
	6.963081	10.618872	52.50%	0	2009
	11.593402	6.963081	-39.94%	0	2008
	10.753261	11.593402	7.81%	0	2007
	10.000000	10.753261	7.53%	0	2006*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.644228	9.462760	9.47%	0	2010
	7.459073	8.644228	15.89%	0	2009
	12.190013	7.459073	-38.81%	0	2008
	13.243061	12.190013	-7.95%	0	2007
	11.163965	13.243061	18.62%	0	2006
	10.677086	11.163965	4.56%	0	2005
	9.646185	10.677086	10.69%	0	2004
	7.978507	9.646185	20.90%	0	2003
	10.152585	7.978507	-21.41%	0	2002
	10.000000	10.152585	1.53%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.187470	10.331284	12.45%	0	2010
	7.500741	9.187470	22.49%	0	2009
	12.415369	7.500741	-39.59%	0	2008
	12.439095	12.415369	-0.19%	0	2007
	10.989868	12.439095	13.19%	0	2006
	10.524116	10.989868	4.43%	0	2005
	9.615529	10.524116	9.45%	0	2004
	7.835529	9.615529	22.72%	0	2003
	10.174557	7.835529	-22.99%	0	2002
	10.000000	10.174557	1.75%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.480715	4.81%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.047962	10.529078	4.79%	0	2010
	9.370189	10.047962	7.23%	0	2009
	10.669846	9.370189	-12.18%	0	2008
	10.346901	10.669846	3.12%	0	2007
	10.000000	10.346901	3.47%	0	2006*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.735120	26.548586	7.33%	0	2010
	19.423520	24.735120	27.35%	0	2009
	23.359018	19.423520	-16.85%	0	2008
	22.422608	23.359018	4.18%	0	2007
	20.689585	22.422608	8.38%	0	2006
	18.844947	20.689585	9.79%	0	2005
	17.507218	18.844947	7.64%	0	2004
	13.999772	17.507218	25.05%	0	2003
	13.106031	13.999772	6.82%	0	2002
	12.173002	13.106031	7.66%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.082750	12.488795	3.36%	0	2010
	9.322096	12.082750	29.61%	0	2009
	17.214118	9.322096	-45.85%	0	2008
	15.362045	17.214118	12.06%	0	2007
	12.551817	15.362045	22.39%	0	2006
	11.554413	12.551817	8.63%	0	2005
	10.064207	11.554413	14.81%	0	2004
	8.076113	10.064207	24.62%	0	2003
	10.000000	8.076113	-19.24%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.365804	26.510005	24.08%	0	2010
	10.237225	21.365804	108.71%	0	2009
	29.698218	10.237225	-65.53%	0	2008
	22.076275	29.698218	34.53%	0	2007
	16.176117	22.076275	36.47%	0	2006
	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	25.466956	31.592570	24.05%	0	2010
	12.214727	25.466956	108.49%	0	2009
	35.464292	12.214727	-65.56%	0	2008
	26.353137	35.464292	34.57%	0	2007
	19.315823	26.353137	36.43%	0	2006
	14.961568	19.315823	29.10%	0	2005
	12.151788	14.961568	23.12%	0	2004
	8.058096	12.151788	50.80%	0	2003
	8.485820	8.058096	-5.04%	0	2002
	8.838136	8.485820	-3.99%	0	2001

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.866132	32.698611	26.41%	0	2010
	16.779683	25.866132	54.15%	0	2009
	31.831716	16.779683	-47.29%	12	2008
	22.398641	31.831716	42.11%	0	2007
	18.388896	22.398641	21.81%	0	2006
	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.362732	40.904887	26.40%	0	2010
	21.005424	32.362732	54.07%	0	2009
	39.868718	21.005424	-47.31%	0	2008
	28.048427	39.868718	42.14%	0	2007
	23.035585	28.048427	21.76%	0	2006
	15.528066	23.035585	48.35%	0	2005
	12.780575	15.528066	21.50%	0	2004
	9.025587	12.780575	41.60%	0	2003
	9.497863	9.025587	-4.97%	0	2002
	10.845725	9.497863	-12.43%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	9.814546	10.783677	9.87%	0	2010
	7.898012	9.814546	24.27%	0	2009
	12.997934	7.898012	-39.24%	0	2008
	12.088802	12.997934	7.52%	0	2007
	10.872485	12.088802	11.19%	0	2006
	10.222262	10.872485	6.36%	0	2005
	9.530925	10.222262	7.25%	0	2004
	7.220212	9.530925	32.00%	0	2003
	9.643755	7.220212	-25.13%	0	2002
	9.830796	9.643755	-1.90%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.007237	16.127184	23.99%	0	2010
	10.000000	13.007237	30.07%	0	2009*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.320343	16.483132	23.74%	0	2010
	9.552223	13.320343	39.45%	0	2009
	15.209622	9.552223	-37.20%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.500113	11.816879	2.75%	0	2010
	10.674445	11.500113	7.73%	0	2009
	11.096433	10.674445	-3.80%	0	2008
	10.368826	11.096433	7.02%	0	2007
	10.441102	10.368826	-0.69%	0	2006
	10.516428	10.441102	-0.72%	0	2005
	10.167675	10.516428	3.43%	0	2004
	10.000000	10.167675	1.68%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.477302	8.343210	11.58%	0	2010
	6.477256	7.477302	15.44%	0	2009
	10.130404	6.477256	-36.06%	0	2008
	10.371892	10.130404	-2.33%	0	2007
	9.061513	10.371892	14.46%	0	2006
	8.859195	9.061513	2.28%	0	2005
	8.020916	8.859195	10.45%	0	2004
	6.343370	8.020916	26.45%	0	2003
	8.048687	6.343370	-21.19%	0	2002
	8.985762	8.048687	-10.43%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.861833	7.599254	10.75%	0	2010
	5.247845	6.861833	30.76%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.853515	11.486505	16.57%	0	2010
	7.757379	9.853515	27.02%	0	2009
	10.490382	7.757379	-26.05%	0	2008
	10.986503	10.490382	-4.52%	0	2007
	10.000000	10.986503	9.87%	0	2006*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.453148	16.024608	10.87%	0	2010
	12.335575	14.453148	17.17%	115	2009
	17.234872	12.335575	-28.43%	133	2008
	18.589009	17.234872	-7.28%	110	2007
	16.026138	18.589009	15.99%	108	2006
	15.608228	16.026138	2.68%	107	2005
	13.965656	15.608228	11.76%	105	2004
	11.078580	13.965656	26.06%	110	2003
	12.970847	11.078580	-14.59%	113	2002
	11.762857	12.970847	10.27%	0	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	11.994330	12.869051	7.29%	0	2010
	10.000000	11.994330	19.94%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.096288	11.076515	9.71%	0	2010
	10.000000	10.096288	0.96%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.815413	12.100903	11.89%	0	2010
	10.000000	10.815413	8.15%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.396127	14.017079	23.00%	33	2010
	9.324820	11.396127	22.21%	33	2009
	13.808682	9.324820	-32.47%	33	2008
	14.221505	13.808682	-2.90%	33	2007
	12.715512	14.221505	11.84%	30	2006
	12.129884	12.715512	4.83%	24	2005
	10.180890	12.129884	19.14%	20	2004
	7.559086	10.180890	34.68%	17	2003
	10.000000	7.559086	-24.41%	0	2002*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.653903	6.345630	12.23%	633	2010
	4.324325	5.653903	30.75%	633	2009
	6.746523	4.324325	-35.90%	633	2008
	6.404072	6.746523	5.35%	0	2007
	5.999106	6.404072	6.75%	0	2006
	5.922656	5.999106	1.29%	0	2005
	5.704671	5.922656	3.82%	0	2004
	4.631497	5.704671	23.17%	0	2003
	6.668566	4.631497	-30.55%	0	2002
	8.812703	6.668566	-24.33%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.215119	8.099441	12.26%	23	2010
	5.842587	7.215119	23.49%	23	2009
	9.509256	5.842587	-38.56%	23	2008
	9.243565	9.509256	2.87%	23	2007
	8.186900	9.243565	12.91%	21	2006
	7.999480	8.186900	2.34%	16	2005
	7.396534	7.999480	8.15%	13	2004
	5.894657	7.396534	25.48%	11	2003
	7.767594	5.894657	-24.11%	0	2002
	9.049949	7.767594	-14.17%	0	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.591886	9.685194	12.72%	195	2010
	7.171759	8.591886	19.80%	190	2009
	10.414758	7.171759	-31.14%	214	2008
	9.946363	10.414758	4.71%	207	2007
	8.735295	9.946363	13.86%	201	2006
	8.560978	8.735295	2.04%	192	2005
	8.337310	8.560978	2.68%	182	2004
	7.038931	8.337310	18.45%	174	2003
	8.646332	7.038931	-18.59%	175	2002
	9.754707	8.646332	-11.36%	0	2001

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.090000	14.386819	2.11%	0	2010
	11.005554	14.090000	28.03%	0	2009
	17.963567	11.005554	-38.73%	0	2008
	17.646370	17.963567	1.80%	0	2007
	14.724044	17.646370	19.85%	0	2006
	13.461406	14.724044	9.38%	0	2005
	11.473756	13.461406	17.32%	0	2004
	8.608046	11.473756	33.29%	0	2003
	10.033142	8.608046	-14.20%	0	2002
	10.000000	10.033142	0.33%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.082504	10.361936	28.20%	0	2010
	6.560427	8.082504	23.20%	0	2009
	10.754877	6.560427	-39.00%	0	2008
	12.372269	10.754877	-13.07%	0	2007
	12.196501	12.372269	1.44%	0	2006
	11.792302	12.196501	3.43%	0	2005
	10.834949	11.792302	8.84%	0	2004
	8.416763	10.834949	28.73%	0	2003
	10.646847	8.416763	-20.95%	0	2002
	10.000000	10.646847	6.47%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.086697	14.940862	6.06%	88	2010
	11.965619	14.086697	17.73%	88	2009
	13.203298	11.965619	-9.37%	0	2008
	12.818721	13.203298	3.00%	0	2007
	12.589947	12.818721	1.82%	0	2006
	12.713989	12.589947	-0.98%	0	2005
	12.552260	12.713989	1.29%	0	2004
	12.271126	12.552260	2.29%	0	2003
	11.484670	12.271126	6.85%	0	2002
	10.878559	11.484670	5.57%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.858204	10.863916	10.20%	0	2010
	8.123128	9.858204	21.36%	0	2009
	11.091718	8.123128	-26.76%	0	2008
	10.445326	11.091718	6.19%	0	2007
	10.000000	10.445326	4.45%	0	2006*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.329477	10.443931	11.95%	0	2010
	7.411458	9.329477	25.88%	0	2009
	11.268405	7.411458	-34.23%	0	2008
	10.465181	11.268405	7.68%	0	2007
	10.000000	10.465181	4.65%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.860551	10.047140	13.39%	0	2010
	6.898157	8.860551	28.45%	0	2009
	11.396683	6.898157	-39.47%	0	2008
	10.485193	11.396683	8.69%	0	2007
	10.000000	10.485193	4.85%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	10.420754	11.929256	14.48%	0	2010
	7.858046	10.420754	32.61%	0	2009
	14.009256	7.858046	-43.91%	0	2008
	12.197798	14.009256	14.85%	0	2007
	11.181839	12.197798	9.09%	0	2006
	9.789128	11.181839	14.23%	0	2005
	8.682526	9.789128	12.75%	0	2004
	6.920130	8.682526	25.47%	0	2003
	7.816214	6.920130	-11.46%	0	2002
	9.125314	7.816214	-14.35%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - N	8.525889	9.930805	16.48%	0	2010
	5.910401	8.525889	44.25%	0	2009
	13.262086	5.910401	-55.43%	0	2008
	9.316642	13.262086	42.35%	0	2007
	10.000000	9.316642	-6.83%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q	13.887891	16.176362	16.48%	0	2010
	9.627506	13.887891	44.25%	0	2009
	21.602731	9.627506	-55.43%	0	2008
	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.809757	11.036037	12.50%	224	2010
	7.717828	9.809757	27.11%	230	2009
	13.781135	7.717828	-44.00%	225	2008
	13.903021	13.781135	-0.88%	191	2007
	11.843841	13.903021	17.39%	194	2006
	11.456030	11.843841	3.39%	197	2005
	10.521989	11.456030	8.88%	192	2004
	8.265957	10.521989	27.29%	194	2003
	10.188250	8.265957	-18.87%	195	2002
	10.983138	10.188250	-7.24%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.852345	7.074015	20.87%	0	2010
	4.108591	5.852345	42.44%	0	2009
	9.353663	4.108591	-56.08%	0	2008
	7.777874	9.353663	20.26%	0	2007
	7.555893	7.777874	2.94%	0	2006
	7.100082	7.555893	6.42%	0	2005
	6.784526	7.100082	4.65%	0	2004
	5.352807	6.784526	26.75%	0	2003
	7.013259	5.352807	-23.68%	0	2002
	8.386726	7.013259	-16.38%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.315668	6.446216	21.27%	0	2010
	4.243553	5.315668	25.26%	0	2009
	8.227831	4.243553	-48.42%	0	2008
	6.635254	8.227831	24.00%	0	2007
	6.359482	6.635254	4.34%	0	2006
	6.156179	6.359482	3.30%	0	2005
	6.098846	6.156179	0.94%	0	2004
	4.698743	6.098846	29.80%	0	2003
	6.886888	4.698743	-31.77%	0	2002
	8.564829	6.886888	-19.59%	0	2001

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.032637	11.159193	11.23%	0	2010
	7.138508	10.032637	40.54%	0	2009
	9.745511	7.138508	-26.75%	0	2008
	9.713021	9.745511	0.33%	0	2007
	8.936966	9.713021	8.68%	0	2006
	8.917105	8.936966	0.22%	0	2005
	8.333323	8.917105	7.01%	0	2004
	6.714163	8.333323	24.12%	0	2003
	6.628864	6.714163	1.29%	0	2002
	7.698171	6.628864	-13.89%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.045453	11.161099	11.11%	0	2010
	7.139826	10.045453	40.70%	0	2009
	9.736249	7.139826	-26.67%	0	2008
	10.000000	9.736249	-2.64%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.360925	11.958169	5.26%	0	2010
	10.047525	11.360925	13.07%	0	2009
	10.634552	10.047525	-5.52%	0	2008
	10.440933	10.634552	1.85%	0	2007
	10.240260	10.440933	1.96%	0	2006
	10.261851	10.240260	-0.21%	0	2005
	10.063411	10.261851	1.97%	0	2004
	10.000000	10.063411	0.63%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.945832	11.254780	25.81%	0	2010
	6.536210	8.945832	36.87%	0	2009
	11.054388	6.536210	-40.87%	0	2008
	9.793498	11.054388	12.87%	0	2007
	10.000000	9.793498	-2.07%	0	2006*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.028179	8.867342	10.45%	0	2010
	6.495676	8.028179	23.59%	0	2009
	11.838503	6.495676	-45.13%	0	2008
	10.334267	11.838503	14.56%	0	2007
	8.962888	10.334267	15.30%	0	2006
	7.706474	8.962888	16.30%	0	2005
	6.946822	7.706474	10.94%	0	2004
	4.962486	6.946822	39.99%	0	2003
	6.373447	4.962486	-22.14%	0	2002
	8.283269	6.373447	-23.06%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.428459	13.729672	10.47%	0	2010
	10.051829	12.428459	23.64%	0	2009
	18.323911	10.051829	-45.14%	0	2008
	15.993091	18.323911	14.57%	0	2007
	13.870439	15.993091	15.30%	0	2006
	11.930797	13.870439	16.26%	0	2005
	10.753925	11.930797	10.94%	0	2004
	7.679551	10.753925	40.03%	0	2003
	10.000000	7.679551	-23.20%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	10.969289	13.559393	23.61%	0	2010
	7.129621	10.969289	53.86%	0	2009
	14.939812	7.129621	-52.28%	0	2008
	14.475045	14.939812	3.21%	0	2007
	12.743211	14.475045	13.59%	0	2006
	12.710937	12.743211	0.25%	0	2005
	11.407795	12.710937	11.42%	0	2004
	7.395851	11.407795	54.25%	0	2003
	10.000000	7.395851	-26.04%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.211260	11.246606	10.14%	0	2010
	7.703927	10.211260	32.55%	0	2009
	11.204194	7.703927	-31.24%	0	2008
	11.048415	11.204194	1.41%	0	2007
	10.000000	11.048415	10.48%	0	2006*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - N	7.959335	9.976239	25.34%	0	2010
	6.304461	7.959335	26.25%	0	2009
	9.629129	6.304461	-34.53%	0	2008
	10.092246	9.629129	-4.59%	0	2007
	10.000000	10.092246	0.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q	9.962231	12.486678	25.34%	0	2010
	7.890917	9.962231	26.25%	0	2009
	12.052206	7.890917	-34.53%	0	2008
	12.631858	12.052206	-4.59%	0	2007
	11.046037	12.631858	14.36%	0	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.346794	8.995750	7.77%	0	2010
	6.555682	8.346794	27.32%	0	2009
	10.000000	6.555682	-34.44%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - N	10.410351	11.958631	14.87%	0	2010
	6.169021	10.410351	68.75%	0	2009
	13.335384	6.169021	-53.74%	0	2008
	10.601538	13.335384	25.79%	0	2007
	10.000000	10.601538	6.02%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q	15.517849	17.825738	14.87%	0	2010
	9.195648	15.517849	68.75%	0	2009
	19.877955	9.195648	-53.74%	0	2008
	15.802849	19.877955	25.79%	0	2007
	12.612849	15.802849	25.29%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.412649	14.248527	6.23%	0	2010
	9.990669	13.412649	34.25%	0	2009
	17.102062	9.990669	-41.58%	0	2008
	15.111846	17.102062	13.17%	0	2007
	12.702493	15.111846	18.97%	0	2006
	11.761811	12.702493	8.00%	0	2005
	10.122102	11.761811	16.20%	0	2004
	7.811917	10.122102	29.57%	0	2003
	10.000000	7.811917	-21.88%	0	2002*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - N	9.511951	10.079769	5.97%	0	2010
	7.092612	9.511951	34.11%	0	2009
	12.173229	7.092612	-41.74%	0	2008
	10.788508	12.173229	12.84%	0	2007
	10.000000	10.788508	7.89%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q	11.534702	12.223272	5.97%	0	2010
	8.600882	11.534702	34.11%	0	2009
	14.761894	8.600882	-41.74%	0	2008
	13.082705	14.761894	12.84%	0	2007
	11.018254	13.082705	18.74%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - N	13.571550	15.173993	11.81%	0	2010
	11.697954	13.571550	16.02%	0	2009
	11.267840	11.697954	3.82%	0	2008
	10.383050	11.267840	8.52%	0	2007
	10.000000	10.383050	3.83%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q	14.033895	15.690918	11.81%	0	2010
	12.096468	14.033895	16.02%	0	2009
	11.651706	12.096468	3.82%	0	2008
	10.736780	11.651706	8.52%	0	2007
	9.733150	10.736780	10.31%	0	2006

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.297363	2.97%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.271063	12.71%	0	2010*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.084560	9.126874	12.89%	0	2010
	6.830769	8.084560	18.36%	0	2009
	12.152223	6.830769	-43.79%	0	2008
	11.099952	12.152223	9.48%	0	2007
	10.681809	11.099952	3.91%	0	2006
	10.039805	10.681809	6.39%	0	2005
	9.632623	10.039805	4.23%	0	2004
	7.608165	9.632623	26.61%	0	2003
	10.289793	7.608165	-26.06%	0	2002
	10.000000	10.289793	2.90%	0	2001*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.234464	9.273265	12.62%	0	2010
	6.978209	8.234464	18.00%	0	2009
	12.443275	6.978209	-43.92%	0	2008
	11.394373	12.443275	9.21%	0	2007
	10.990161	11.394373	3.68%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.331102	11.964315	15.81%	0	2010
	7.443382	10.331102	38.80%	0	2009
	14.403113	7.443382	-48.32%	0	2008
	13.330346	14.403113	8.05%	0	2007
	11.729530	13.330346	13.65%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.285048	12.085377	7.09%	0	2010
	8.998439	11.285048	25.41%	0	2009
	13.178025	8.998439	-31.72%	0	2008
	12.470804	13.178025	5.67%	0	2007
	10.931210	12.470804	14.08%	0	2006
	10.618013	10.931210	2.95%	0	2005
	9.968330	10.618013	6.52%	0	2004
	8.196073	9.968330	21.62%	0	2003
	9.932763	8.196073	-17.48%	0	2002
	10.000000	9.932763	-0.67%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.109751	10.405458	2.92%	0	2010
	8.100580	10.109751	24.80%	0	2009
	11.610079	8.100580	-30.23%	0	2008
	10.619778	11.610079	9.33%	0	2007
	10.000000	10.619778	6.20%	0	2006*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.145466	9.356874	14.87%	0	2010
	6.335574	8.145466	28.57%	0	2009
	11.709961	6.335574	-45.90%	0	2008
	12.683645	11.709961	-7.68%	0	2007
	10.000000	12.683645	26.84%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	15.532049	17.135895	10.33%	0	2010
	11.748888	15.532049	32.20%	0	2009
	20.160830	11.748888	-41.72%	0	2008
	17.980679	20.160830	12.12%	0	2007
	14.343549	17.980679	25.36%	0	2006
	12.442039	14.343549	15.28%	0	2005
	10.264283	12.442039	21.22%	0	2004
	8.135886	10.264283	26.16%	0	2003
	10.000000	8.135886	-18.64%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.438614	20.650009	6.23%	0	2010
	10.000000	19.438614	22.23%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.357247	8.698640	4.08%	371	2010
	5.855251	8.357247	42.73%	359	2009
	10.756603	5.855251	-45.57%	341	2008
	8.054624	10.756603	33.55%	421	2007
	7.551143	8.054624	6.67%	426	2006
	6.862688	7.551143	10.03%	403	2005
	5.951269	6.862688	15.31%	428	2004
	5.063604	5.951269	17.53%	418	2003
	6.161775	5.063604	-17.82%	325	2002
	8.065320	6.161775	-23.60%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.496542	13.993410	21.72%	0	2010
	7.486667	11.496542	53.56%	0	2009
	13.652175	7.486667	-45.16%	0	2008
	11.472335	13.652175	19.00%	0	2007
	10.872452	11.472335	5.52%	0	2006
	9.990321	10.872452	8.83%	0	2005
	10.135620	9.990321	-1.43%	0	2004
	7.047062	10.135620	43.83%	0	2003
	10.000000	7.047062	-29.53%	0	2002*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.684847	4.480795	21.60%	0	2010
	2.402631	3.684847	53.37%	0	2009
	4.387219	2.402631	-45.24%	0	2008
	3.688412	4.387219	18.95%	0	2007
	3.499173	3.688412	5.41%	0	2006
	3.208834	3.499173	9.05%	0	2005
	3.264215	3.208834	-1.70%	0	2004
	2.279736	3.264215	43.18%	0	2003
	3.948572	2.279736	-42.26%	0	2002
	6.445540	3.948572	-38.74%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.233227	27.173549	22.22%	0	2010
	12.701447	22.233227	75.04%	0	2009
	27.191319	12.701447	-53.29%	0	2008
	21.722217	27.191319	25.18%	0	2007
	15.147332	21.722217	43.41%	0	2006
	11.736868	15.147332	29.06%	0	2005
	10.114454	11.736868	16.04%	0	2004
	4.399755	5.786098	31.51%	0	2003
	10.000000	7.690276	-23.10%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.692466	15.511202	22.21%	0	2010
	7.251003	12.692466	75.04%	0	2009
	15.529146	7.251003	-53.31%	0	2008
	12.410984	15.529146	25.12%	0	2007
	8.658372	12.410984	43.34%	0	2006
	6.712855	8.658372	28.98%	0	2005
	5.786098	6.712855	16.02%	0	2004
	7.690276	10.114454	31.52%	0	2003
	6.062871	4.399755	-27.43%	0	2002
	8.101668	6.062871	-25.17%	0	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.169317	13.479041	20.68%	0	2010
	9.018677	11.169317	23.85%	0	2009
	13.813999	9.018677	-34.71%	0	2008
	13.795233	13.813999	0.14%	0	2007
	12.077883	13.795233	14.22%	0	2006
	11.312843	12.077883	6.76%	0	2005
	10.000000	11.312843	13.13%	0	2004*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.486745	12.487881	8.72%	0	2010
	9.596586	11.486745	19.70%	0	2009
	14.597459	9.596586	-34.26%	0	2008
	13.881187	14.597459	5.16%	0	2007
	11.783442	13.881187	17.80%	0	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.681045	6.81%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.502722	9.779855	2.92%	0	2010
	8.578190	9.502722	10.78%	0	2009
	10.136974	8.578190	-15.38%	0	2008
	9.899222	10.136974	2.40%	0	2007
	9.718098	9.899222	1.86%	0	2006
	9.799725	9.718098	-0.83%	0	2005
	9.947781	9.799725	-1.49%	0	2004
	10.000000	9.947781	-0.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.428093	11.023563	16.92%	0	2010
	7.857286	9.428093	19.99%	0	2009
	13.280979	7.857286	-40.84%	0	2008
	13.518806	13.280979	-1.76%	0	2007
	13.139124	13.518806	2.89%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.413252	12.505627	20.09%	0	2010
	8.105646	10.413252	28.47%	0	2009
	13.693921	8.105646	-40.81%	0	2008
	13.019610	13.693921	5.18%	0	2007
	11.713378	13.019610	11.15%	0	2006
	11.213274	11.713378	4.46%	0	2005
	10.000000	11.213274	12.13%	0	2004*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.866360	5.672554	16.57%	0	2010
	3.729893	4.866360	30.47%	0	2009
	6.225656	3.729893	-40.09%	0	2008
	5.328316	6.225656	16.84%	0	2007
	5.133976	5.328316	3.79%	0	2006
	4.931237	5.133976	4.11%	0	2005
	4.664269	4.931237	5.72%	0	2004
	3.594625	4.664269	29.76%	0	2003
	5.159349	3.594625	-30.33%	0	2002
	7.345790	5.159349	-29.76%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.375183	13.725695	10.91%	134	2010
	10.000000	12.375183	23.75%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.933259	9.781789	9.50%	0	2010
	7.405025	8.933259	20.64%	0	2009
	10.787854	7.405025	-31.36%	0	2008
	10.398894	10.787854	3.74%	0	2007
	10.000000	10.398894	3.99%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.091602	10.455502	3.61%	0	2010
	9.205400	10.091602	9.63%	0	2009
	10.448842	9.205400	-11.90%	0	2008
	10.381087	10.448842	0.65%	0	2007
	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.910942	10.782936	8.80%	0	2010
	7.160160	9.910942	38.42%	0	2009
	11.937617	7.160160	-40.02%	0	2008
	10.679747	11.937617	11.78%	0	2007
	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.259444	9.542654	15.54%	0	2010
	6.088358	8.259444	35.66%	0	2009
	11.165468	6.088358	-45.47%	0	2008
	10.209164	11.165468	9.37%	0	2007
	10.000000	10.209164	2.09%	0	2006*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.535100	8.174079	8.48%	0	2010
	5.898318	7.535100	27.75%	0	2009
	9.742939	5.898318	-39.46%	0	2008
	10.000000	9.742939	-2.57%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.187222	14.586321	10.61%	0	2010
	9.240153	13.187222	42.72%	0	2009
	13.127264	9.240153	-29.61%	0	2008
	13.022843	13.127264	0.80%	0	2007
	12.044579	13.022843	8.12%	0	2006
	12.034568	12.044579	0.08%	0	2005
	11.182457	12.034568	7.62%	0	2004
	9.355944	11.182457	19.52%	0	2003
	9.272228	9.355944	0.90%	0	2002
	9.103082	9.272228	1.86%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.360424	12.566358	10.62%	0	2010
	7.955693	11.360424	42.80%	0	2009
	11.319528	7.955693	-29.72%	0	2008
	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.631379	8.624038	13.01%	125	2010
	5.103952	7.631379	49.52%	125	2009
	10.000000	5.103952	-48.96%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.823806	9.451376	20.80%	0	2010
	6.085016	7.823806	28.57%	0	2009
	10.000000	6.085016	-39.15%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	9.502722	9.779855	2.92%	0	2010
	8.578190	9.502722	10.78%	0	2009
	10.136974	8.578190	-15.38%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	7.976604	8.963415	12.37%	0	2010
	6.316145	7.976604	26.29%	0	2009
	10.000000	6.316145	-36.84%	0	2008*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	9.216039	9.946216	7.92%	0	2010
	7.868519	9.216039	17.13%	0	2009
	10.000000	7.868519	-21.31%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	8.679150	9.535070	9.86%	0	2010
	7.150952	8.679150	21.37%	0	2009
	10.000000	7.150952	-28.49%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	9.955686	10.393550	4.40%	0	2010
	9.011472	9.955686	10.48%	0	2009
	10.000000	9.011472	-9.89%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.948011	9.741351	8.87%	0	2010
	7.506482	8.948011	19.20%	0	2009
	10.000000	7.506482	-24.94%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	8.401560	9.305852	10.76%	0	2010
	6.790204	8.401560	23.73%	0	2009
	10.000000	6.790204	-32.10%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.485717	10.109999	6.58%	0	2010
	8.246084	9.485717	15.03%	0	2009
	10.000000	8.246084	-17.54%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.130830	11.763273	5.68%	0	2010
	9.779546	11.130830	13.82%	0	2009
	10.000000	9.779546	-2.20%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.616718	23.413276	13.56%	0	2010
	12.914454	20.616718	59.64%	0	2009
	31.281790	12.914454	-58.72%	0	2008
	21.984674	31.281790	42.29%	0	2007
	16.449238	21.984674	33.65%	0	2006
	12.686067	16.449238	29.66%	0	2005
	10.748366	12.686067	18.03%	0	2004
	6.653146	10.748366	61.55%	0	2003
	8.029311	6.653146	-17.14%	0	2002
	8.664580	8.029311	-7.33%	0	2001

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.078165	26.217405	13.60%	23	2010
	14.441239	23.078165	59.81%	23	2009
	35.036225	14.441239	-58.78%	23	2008
	24.628457	35.036225	42.26%	23	2007
	18.437248	24.628457	33.58%	23	2006
	14.217363	18.437248	29.68%	23	2005
	12.044452	14.217363	18.04%	23	2004
	7.457415	12.044452	61.51%	22	2003
	10.000000	7.457415	-25.43%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.287140	14.633524	2.42%	477	2010
	14.233310	14.287140	0.38%	650	2009
	13.517369	14.233310	5.30%	109	2008
	12.906278	13.517369	4.73%	109	2007
	12.775650	12.906278	1.02%	109	2006
	12.655862	12.775650	0.95%	109	2005
	12.538146	12.655862	0.94%	109	2004
	12.575241	12.538146	-0.29%	107	2003
	11.591446	12.575241	8.49%	0	2002
	11.057449	11.591446	4.83%	0	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.681307	10.721499	10.74%	0	2010
	7.634898	9.681307	26.80%	0	2009
	14.480003	7.634898	-47.27%	0	2008
	11.651986	14.480003	24.27%	0	2007
	8.964258	11.651986	29.98%	0	2006
	7.042407	8.964258	27.29%	0	2005
	6.308962	7.042407	11.63%	0	2004
	4.758802	6.308962	32.57%	0	2003
	6.414831	4.758802	-25.82%	0	2002
	9.199196	6.414831	-30.27%	0	2001

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.680870	17.362466	10.72%	0	2010
	12.371122	15.680870	26.75%	0	2009
	23.455171	12.371122	-47.26%	0	2008
	18.873806	23.455171	24.27%	0	2007
	14.521798	18.873806	29.97%	0	2006
	11.411527	14.521798	27.26%	0	2005
	10.208872	11.411527	11.78%	0	2004
	7.716980	10.208872	32.29%	0	2003
	10.000000	7.716980	-22.83%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.073743	8.476116	4.98%	0	2010
	6.422245	8.073743	25.72%	0	2009
	11.545296	6.422245	-44.37%	0	2008
	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.229930	12.583341	12.05%	64	2010
	9.031394	11.229930	24.34%	64	2009
	14.629797	9.031394	-38.27%	64	2008
	14.126678	14.629797	3.56%	64	2007
	12.365120	14.126678	14.25%	58	2006
	11.719355	12.365120	5.51%	46	2005
	10.514264	11.719355	11.46%	38	2004
	8.156681	10.514264	28.90%	31	2003
	10.000000	8.156681	-18.43%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.464785	12.306842	7.34%	0	2010
	10.000000	11.464785	14.65%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.020578	13.163898	9.51%	0	2010
	10.000000	12.020578	20.21%	0	2009*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.226634	11.620753	3.51%	0	2010
	10.528544	11.226634	6.63%	0	2009
	11.461211	10.528544	-8.14%	0	2008
	11.127671	11.461211	3.00%	0	2007
	10.722170	11.127671	3.78%	0	2006
	10.617184	10.722170	0.99%	0	2005
	10.378702	10.617184	2.30%	0	2004
	9.839589	10.378702	5.48%	0	2003
	10.000000	9.839589	-1.60%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.379824	12.337950	8.42%	64	2010
	9.771858	11.379824	16.46%	64	2009
	13.016218	9.771858	-24.93%	64	2008
	12.604126	13.016218	3.27%	64	2007
	11.578857	12.604126	8.85%	57	2006
	11.243726	11.578857	2.98%	44	2005
	10.501100	11.243726	7.07%	36	2004
	8.948375	10.501100	17.35%	29	2003
	10.000000	8.948375	-10.52%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.439275	12.617200	10.30%	64	2010
	9.407785	11.439275	21.59%	64	2009
	14.028309	9.407785	-32.94%	64	2008
	13.521373	14.028309	3.75%	64	2007
	12.075809	13.521373	11.97%	57	2006
	11.537030	12.075809	4.67%	45	2005
	10.529222	11.537030	9.57%	37	2004
	8.505236	10.529222	23.80%	30	2003
	10.000000	8.505236	-14.95%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.447776	12.143332	6.08%	0	2010
	10.222697	11.447776	11.98%	0	2009
	12.310070	10.222697	-16.96%	0	2008
	11.897824	12.310070	3.46%	0	2007
	11.225416	11.897824	5.99%	0	2006
	10.990053	11.225416	2.14%	0	2005
	10.491868	10.990053	4.75%	0	2004
	9.440087	10.491868	11.14%	0	2003
	10.000000	9.440087	-5.60%	0	2002*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.525433	16.685667	23.37%	417	2010
	10.117884	13.525433	33.68%	417	2009
	16.291811	10.117884	-37.90%	417	2008
	15.497335	16.291811	5.13%	26	2007
	14.426404	15.497335	7.42%	26	2006
	13.164635	14.426404	9.58%	26	2005
	11.636878	13.164635	13.13%	26	2004
	8.840892	11.636878	31.63%	26	2003
	10.678915	8.840892	-17.21%	0	2002
	11.070860	10.678915	-3.54%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.313905	10.081859	-2.25%	50	2010
	10.546883	10.313905	-2.21%	50	2009
	10.572523	10.546883	-0.24%	50	2008
	10.322500	10.572523	2.42%	50	2007
	10.101803	10.322500	2.18%	50	2006
	10.065138	10.101803	0.36%	50	2005
	10.213942	10.065138	-1.46%	50	2004
	10.384079	10.213942	-1.64%	49	2003
	10.495945	10.384079	-1.07%	0	2002
	10.365377	10.495945	1.26%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.045048	14.101705	8.10%	0	2010
	10.729363	13.045048	21.58%	0	2009
	13.271150	10.729363	-19.15%	0	2008
	12.978045	13.271150	2.26%	0	2007
	12.663264	12.978045	2.49%	0	2006
	12.677552	12.663264	-0.11%	0	2005
	12.173906	12.677552	4.14%	0	2004
	11.108153	12.173906	9.59%	0	2003
	10.599824	11.108153	4.80%	0	2002
	10.409141	10.599824	1.83%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.373998	14.921568	11.57%	0	2010
	10.000000	13.373998	33.74%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.066876	8.992388	11.47%	213	2010
	6.047611	8.066876	33.39%	213	2009
	10.000000	6.047611	-39.52%	0	2008*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.180247	14.708718	3.73%	0	2010
	11.172918	14.180247	26.92%	0	2009
	21.299454	11.172918	-47.54%	0	2008
	21.171874	21.299454	0.60%	0	2007
	17.644287	21.171874	19.99%	0	2006
	16.107651	17.644287	9.54%	0	2005
	13.702064	16.107651	17.56%	0	2004
	10.000000	13.702064	37.02%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.951875	8.978726	12.91%	22	2010
	6.268363	7.951875	26.86%	0	2009
	10.000000	6.268363	-37.32%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.356508	3.57%	21	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.787385	8.582541	10.21%	0	2010
	6.252676	7.787385	24.54%	0	2009
	10.000000	6.252676	-37.47%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.685308	9.527355	23.97%	206	2010
	6.184777	7.685308	24.26%	215	2009
	10.000000	6.184777	-38.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.488366	9.926538	16.94%	41	2010
	6.655774	8.488366	27.53%	41	2009
	10.000000	6.655774	-33.44%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	4.771711	5.851466	22.63%	0	2010
	3.829839	4.771711	24.59%	0	2009
	7.312826	3.829839	-47.63%	0	2008
	6.817362	7.312826	7.27%	0	2007
	6.757209	6.817362	0.89%	0	2006
	6.394842	6.757209	5.67%	0	2005
	5.768151	6.394842	10.86%	0	2004
	4.394826	5.768151	31.25%	0	2003
	6.739737	4.394826	-34.79%	0	2002
	7.734364	6.739737	-12.86%	0	2001

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.831548	18.355342	23.76%	17	2010
	12.021534	14.831548	23.37%	17	2009
	18.127074	12.021534	-33.68%	17	2008
	19.920154	18.127074	-9.00%	17	2007
	17.372951	19.920154	14.66%	17	2006
	17.241803	17.372951	0.76%	17	2005
	15.037315	17.241803	14.66%	17	2004
	9.807064	15.037315	53.33%	17	2003
	13.774932	9.807064	-28.80%	0	2002
	10.987084	13.774932	25.37%	0	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	11.322815	13.870755	22.50%	458	2010
	8.599322	11.322815	31.67%	458	2009
	14.233228	8.599322	-39.58%	458	2008
	14.258693	14.233228	-0.18%	0	2007
	13.018755	14.258693	9.52%	0	2006
	11.856999	13.018755	9.80%	0	2005
	10.191196	11.856999	16.35%	0	2004
	7.393231	10.191196	37.84%	0	2003
	9.149061	7.393231	-19.19%	0	2002
	10.033816	9.149061	-8.82%	0	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.981931	8.851882	10.90%	0	2010
	6.475718	7.981931	23.26%	0	2009
	11.335692	6.475718	-42.87%	0	2008
	10.720914	11.335692	5.73%	0	2007
	9.651649	10.720914	11.08%	0	2006
	9.189303	9.651649	5.03%	0	2005
	8.565524	9.189303	7.28%	0	2004
	6.871837	8.565524	24.65%	0	2003
	8.506385	6.871837	-19.22%	0	2002
	9.870104	8.506385	-13.82%	0	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.111931	9.050421	27.26%	295	2010
	5.561032	7.111931	27.89%	295	2009
	10.000000	5.561032	-44.39%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.253900	10.265736	0.12%	0	2010
	9.793605	10.253900	4.70%	0	2009
	10.000000	9.793605	-2.06%	0	2008*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.512289	9.274447	8.95%	0	2010
	6.966364	8.512289	22.19%	0	2009
	12.805068	6.966364	-45.60%	0	2008
	10.926954	12.805068	17.19%	0	2007
	8.879540	10.926954	23.06%	0	2006
	7.611391	8.879540	16.66%	0	2005
	6.731926	7.611391	13.06%	0	2004
	5.061545	6.731926	33.00%	0	2003
	6.940366	5.061545	-27.07%	0	2002
	8.746493	6.940366	-20.65%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.044782	18.554701	8.86%	0	2010
	13.949888	17.044782	22.19%	0	2009
	25.634895	13.949888	-45.58%	0	2008
	21.867335	25.634895	17.23%	0	2007
	17.779859	21.867335	22.99%	0	2006
	15.240542	17.779859	16.66%	0	2005
	13.479571	15.240542	13.06%	0	2004
	10.000000	13.479571	34.80%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.863233	13.680470	6.35%	291	2010
	10.000000	12.863233	28.63%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.838018	13.345750	3.95%	0	2010
	10.000000	12.838018	28.38%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.742362	7.630293	13.17%	0	2010
	5.365695	6.742362	25.66%	0	2009
	8.712249	5.365695	-38.41%	0	2008
	9.115994	8.712249	-4.43%	0	2007
	8.045521	9.115994	13.31%	0	2006
	7.894866	8.045521	1.91%	0	2005
	6.873683	7.894866	14.86%	0	2004
	5.350046	6.873683	28.48%	0	2003
	7.311838	5.350046	-26.83%	0	2002
	8.516206	7.311838	-14.14%	0	2001

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.235804	7.739195	6.96%	0	2010
	5.122066	7.235804	41.27%	518	2009
	9.618478	5.122066	-46.75%	518	2008
	8.621233	9.618478	11.57%	0	2007
	8.169779	8.621233	5.53%	0	2006
	7.951832	8.169779	2.74%	0	2005
	7.607183	7.951832	4.53%	0	2004
	5.943076	7.607183	28.00%	0	2003
	8.312895	5.943076	-28.51%	0	2002
	9.729278	8.312895	-14.56%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.573225	19.922321	13.37%	31	2010
	12.869095	17.573225	36.55%	31	2009
	22.014470	12.869095	-41.54%	31	2008
	21.181587	22.014470	3.93%	31	2007
	18.411069	21.181587	15.05%	31	2006
	16.471830	18.411069	11.77%	31	2005
	14.137104	16.471830	16.51%	31	2004
	10.000000	14.137104	41.37%	30	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.750875	12.186992	13.36%	539	2010
	7.868788	10.750875	36.63%	539	2009
	13.459419	7.868788	-41.54%	539	2008
	12.952450	13.459419	3.91%	23	2007
	11.257951	12.952450	15.05%	23	2006
	10.074781	11.257951	11.74%	23	2005
	8.649128	10.074781	16.48%	23	2004
	6.186473	8.649128	39.81%	23	2003
	8.128277	6.186473	-23.89%	0	2002
	9.454837	8.128277	-14.03%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.432383	2.726830	12.11%	0	2010
	1.963161	2.432383	23.90%	0	2009
	9.515124	1.963161	-79.37%	0	2008
	10.000000	9.515124	-4.85%	0	2007

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.605300	2.923962	12.23%	0	2010
	2.126804	2.605300	22.50%	0	2009
	10.202357	2.126804	-79.15%	0	2008
	10.449121	10.202357	-2.36%	0	2007
	10.000000	10.449121	4.49%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	7.423529	8.425534	13.50%	44	2010
	5.919937	7.423529	25.40%	44	2009
	9.843152	5.919937	-39.86%	44	2008
	9.644314	9.843152	2.06%	44	2007
	8.576947	9.644314	12.44%	39	2006
	8.278998	8.576947	3.60%	30	2005
	7.737580	8.278998	7.00%	25	2004
	6.246495	7.737580	23.87%	20	2003
	7.869795	6.246495	-20.63%	0	2002
	8.962724	7.869795	-12.19%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.824453	9.438807	20.63%	0	2010
	5.834455	7.824453	34.11%	0	2009
	9.601104	5.834455	-39.23%	0	2008
	9.943652	9.601104	-3.44%	0	2007
	10.000000	9.943652	-0.56%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	3.847818	4.794398	24.60%	36	2010
	2.968443	3.847818	29.62%	36	2009
	5.962681	2.968443	-50.22%	36	2008
	5.737368	5.962681	3.93%	36	2007
	5.700607	5.737368	0.64%	32	2006
	5.191439	5.700607	9.81%	25	2005
	4.433993	5.191439	17.08%	21	2004
	3.611675	4.433993	22.77%	17	2003
	5.117009	3.611675	-29.42%	0	2002
	7.617605	5.117009	-32.83%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.800810	11.547299	6.91%	0	2010
	10.000000	10.800810	8.01%	0	2009*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.879769	11.186479	2.82%	0	2010
	10.000000	10.879769	8.80%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.455850	12.106427	5.68%	0	2010
	9.902737	11.455850	15.68%	0	2009
	10.896071	9.902737	-9.12%	0	2008
	10.075626	10.896071	8.14%	0	2007
	10.000000	10.075626	0.76%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.519410	13.230619	5.68%	0	2010
	11.231923	12.519410	11.46%	0	2009
	10.969539	11.231923	2.39%	0	2008
	10.321062	10.969539	6.28%	0	2007
	10.000000	10.321062	3.21%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.528131	12.104537	27.04%	0	2010
	6.167550	9.528131	54.49%	0	2009
	11.122674	6.167550	-44.55%	0	2008
	10.944801	11.122674	1.63%	0	2007
	10.000000	10.944801	9.45%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.663634	9.797584	13.09%	0	2010
	7.402558	8.663634	17.04%	0	2009
	12.291467	7.402558	-39.77%	0	2008
	11.549723	12.291467	6.42%	0	2007
	10.000000	11.549723	15.50%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.423146	9.010443	21.38%	0	2010
	5.274984	7.423146	40.72%	0	2009
	8.989275	5.274984	-41.32%	0	2008
	10.268394	8.989275	-12.46%	0	2007
	10.000000	10.268394	2.68%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	9.921689	10.722939	8.08%	0	2010
	8.079371	9.921689	22.80%	0	2009
	11.353748	8.079371	-28.84%	0	2008
	10.955053	11.353748	3.64%	0	2007
	10.000000	10.955053	9.55%	0	2006*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	8.913607	10.160900	13.99%	0	2010
	6.855747	8.913607	30.02%	0	2009
	11.391070	6.855747	-39.81%	0	2008
	11.335551	11.391070	0.49%	0	2007
	10.000000	11.335551	13.36%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.135151	13.692760	12.84%	0	2010
	7.186171	12.135151	68.87%	0	2009
	10.499447	7.186171	-31.56%	0	2008
	10.523993	10.499447	-0.23%	0	2007
	10.000000	10.523993	5.24%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.599519	12.628750	19.14%	0	2010
	6.953942	10.599519	52.42%	0	2009
	11.584131	6.953942	-39.97%	0	2008
	10.750199	11.584131	7.76%	0	2007
	10.000000	10.750199	7.50%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.476997	12.064301	15.15%	0	2010
	7.446924	10.476997	40.69%	0	2009
	10.650097	7.446924	-30.08%	0	2008
	10.697676	10.650097	-0.44%	0	2007
	10.000000	10.697676	6.98%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.244842	9.213502	27.17%	0	2010
	5.482150	7.244842	32.15%	0	2009
	10.627403	5.482150	-48.41%	0	2008
	10.296366	10.627403	3.22%	0	2007
	10.000000	10.296366	2.96%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	7.912912	9.022739	14.03%	0	2010
	6.073635	7.912912	30.28%	0	2009
	9.874100	6.073635	-38.49%	0	2008
	10.768297	9.874100	-8.30%	0	2007
	10.000000	10.768297	7.68%	0	2006*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.608383	9.418700	9.41%	0	2010
	7.431948	8.608383	15.83%	0	2009
	12.151907	7.431948	-38.84%	0	2008
	13.208463	12.151907	-8.00%	0	2007
	11.140465	13.208463	18.56%	0	2006
	10.660038	11.140465	4.51%	0	2005
	9.635710	10.660038	10.63%	0	2004
	7.973917	9.635710	20.84%	0	2003
	10.151944	7.973917	-21.45%	0	2002
	10.000000	10.151944	1.52%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.149375	10.283189	12.39%	0	2010
	7.473463	9.149375	22.42%	0	2009
	12.376573	7.473463	-39.62%	0	2008
	12.406606	12.376573	-0.24%	0	2007
	10.966755	12.406606	13.13%	0	2006
	10.507321	10.966755	4.37%	0	2005
	9.605091	10.507321	9.39%	0	2004
	7.831019	9.605091	22.65%	0	2003
	10.173915	7.831019	-23.03%	0	2002
	10.000000	10.173915	1.74%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.477157	4.77%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.029132	10.503971	4.73%	0	2010
	9.357413	10.029132	7.18%	0	2009
	10.660749	9.357413	-12.23%	0	2008
	10.343397	10.660749	3.07%	0	2007
	10.000000	10.343397	3.43%	0	2006*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	22.086056	23.693190	7.28%	0	2010
	17.352177	22.086056	27.28%	0	2009
	20.878662	17.352177	-16.89%	0	2008
	20.052000	20.878662	4.12%	0	2007
	18.511634	20.052000	8.32%	0	2006
	16.869772	18.511634	9.73%	0	2005
	15.680273	16.869772	7.59%	0	2004
	12.545244	15.680273	24.99%	0	2003
	11.750369	12.545244	6.76%	0	2002
	10.919466	11.750369	7.61%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.035427	12.433525	3.31%	0	2010
	9.290350	12.035427	29.55%	0	2009
	17.164288	9.290350	-45.87%	0	2008
	15.325458	17.164288	12.00%	0	2007
	12.528306	15.325458	22.33%	0	2006
	11.538648	12.528306	8.58%	0	2005
	10.055623	11.538648	14.75%	0	2004
	8.073348	10.055623	24.55%	0	2003
	10.000000	8.073348	-19.27%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.304028	26.419875	24.01%	0	2010
	10.212834	21.304028	108.60%	0	2009
	29.642705	10.212834	-65.55%	0	2008
	22.046333	29.642705	34.46%	0	2007
	16.162409	22.046333	36.40%	0	2006
	12.537995	16.162409	28.91%	0	2005
	10.000000	12.537995	25.38%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	16.140102	20.012106	23.99%	0	2010
	7.745238	16.140102	108.39%	0	2009
	22.499126	7.745238	-65.58%	0	2008
	16.727451	22.499126	34.50%	0	2007
	12.266817	16.727451	36.36%	0	2006
	9.506426	12.266817	29.04%	0	2005
	7.725070	9.506426	23.06%	0	2004
	5.125268	7.725070	50.73%	0	2003
	5.400085	5.125268	-5.09%	0	2002
	5.627188	5.400085	-4.04%	0	2001

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.791348	32.587429	26.35%	0	2010
	16.739730	25.791348	54.07%	0	2009
	31.772203	16.739730	-47.31%	0	2008
	22.368253	31.772203	42.04%	0	2007
	18.373309	22.368253	21.74%	0	2006
	12.396076	18.373309	48.22%	0	2005
	10.000000	12.396076	23.96%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.068624	40.512456	26.33%	0	2010
	20.825181	32.068624	53.99%	0	2009
	39.546906	20.825181	-47.34%	0	2008
	27.836326	39.546906	42.07%	0	2007
	22.873047	27.836326	21.70%	0	2006
	15.426354	22.873047	48.27%	0	2005
	12.703348	15.426354	21.44%	0	2004
	8.975646	12.703348	41.53%	0	2003
	9.450138	8.975646	-5.02%	0	2002
	10.796770	9.450138	-12.47%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	9.766132	10.725000	9.82%	0	2010
	7.863068	9.766132	24.20%	0	2009
	12.947072	7.863068	-39.27%	0	2008
	12.047698	12.947072	7.47%	0	2007
	10.841048	12.047698	11.13%	0	2006
	10.197893	10.841048	6.31%	0	2005
	9.513063	10.197893	7.20%	0	2004
	7.210365	9.513063	31.94%	0	2003
	9.635533	7.210365	-25.17%	0	2002
	9.827474	9.635533	-1.95%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.002801	16.113447	23.92%	0	2010
	10.000000	13.002801	30.03%	0	2009*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.268191	16.410210	23.68%	0	2010
	9.519690	13.268191	39.38%	0	2009
	15.165609	9.519690	-37.23%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	7.773187	9.408412	21.04%	0	2010
	6.496466	7.773187	19.65%	0	2009
	12.943328	6.496466	-49.81%	0	2008
	9.479313	12.943328	36.54%	0	2007
	10.000000	9.479313	-5.21%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	6.826976	7.556789	10.69%	0	2010
	5.223854	6.826976	30.69%	0	2009
	9.690888	5.223854	-46.10%	0	2008
	8.402924	9.690888	15.33%	0	2007
	6.878690	8.402924	22.16%	0	2006
	6.216216	6.878690	10.66%	0	2005
	5.536279	6.216216	12.28%	0	2004
	4.551040	5.536279	21.65%	0	2003
	5.850111	4.551040	-22.21%	0	2002
	8.455758	5.850111	-30.82%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.826976	7.556789	10.69%	0	2010
	5.223854	6.826976	30.69%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	8.747977	9.921695	13.42%	0	2010
	6.658155	8.747977	31.39%	0	2009
	11.646191	6.658155	-42.83%	0	2008
	9.851385	11.646191	18.22%	0	2007
	10.424204	9.851385	-5.50%	0	2006
	10.442732	10.424204	-0.18%	0	2005
	9.657510	10.442732	8.13%	0	2004
	7.914128	9.657510	22.03%	0	2003
	10.000000	7.914128	-20.86%	0	2002*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	11.460924	11.770589	2.70%	0	2010
	10.643514	11.460924	7.68%	0	2009
	11.069941	10.643514	-3.85%	0	2008
	10.349395	11.069941	6.96%	0	2007
	10.426853	10.349395	-0.74%	0	2006
	10.507439	10.426853	-0.77%	0	2005
	10.164185	10.507439	3.38%	0	2004
	10.000000	10.164185	1.64%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	11.990240	12.858100	7.24%	0	2010
	10.000000	11.990240	19.90%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.096005	11.070557	9.65%	0	2010
	10.000000	10.096005	0.96%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.814059	12.093214	11.83%	0	2010
	10.000000	10.814059	8.14%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	5.625186	6.310182	12.18%	0	2010
	4.304566	5.625186	30.68%	0	2009
	6.719140	4.304566	-35.94%	0	2008
	6.381353	6.719140	5.29%	0	2007
	5.980877	6.381353	6.70%	0	2006
	5.907660	5.980877	1.24%	0	2005
	5.693144	5.907660	3.77%	0	2004
	4.624512	5.693144	23.11%	0	2003
	6.661935	4.624512	-30.58%	0	2002
	8.808475	6.661935	-24.37%	0	2001

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.178498	8.054214	12.20%	0	2010
	5.815910	7.178498	23.43%	0	2009
	9.470692	5.815910	-38.59%	278	2008
	9.210817	9.470692	2.82%	278	2007
	8.162049	9.210817	12.85%	278	2006
	7.979269	8.162049	2.29%	278	2005
	7.381620	7.979269	8.10%	278	2004
	5.885782	7.381620	25.41%	278	2003
	7.759868	5.885782	-24.15%	0	2002
	9.045619	7.759868	-14.21%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.548283	9.631124	12.67%	0	2010
	7.139016	8.548283	19.74%	0	2009
	10.372533	7.139016	-31.17%	0	2008
	9.911142	10.372533	4.66%	0	2007
	8.708798	9.911142	13.81%	0	2006
	8.539366	8.708798	1.98%	0	2005
	8.320509	8.539366	2.63%	0	2004
	7.028345	8.320509	18.39%	0	2003
	8.637742	7.028345	-18.63%	0	2002
	9.750036	8.637742	-11.41%	0	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.048956	10.313663	28.14%	0	2010
	6.536550	8.048956	23.14%	0	2009
	10.721237	6.536550	-39.03%	0	2008
	12.339912	10.721237	-13.12%	0	2007
	12.170814	12.339912	1.39%	0	2006
	11.773473	12.170814	3.37%	0	2005
	10.823182	11.773473	8.78%	0	2004
	8.411915	10.823182	28.66%	0	2003
	10.646176	8.411915	-20.99%	0	2002
	10.000000	10.646176	6.46%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.031547	14.319812	2.05%	0	2010
	9.541197	14.031547	-1.05%	0	2009
	9.850905	9.541197	-3.14%	0	2008
	10.236138	9.850905	-3.76%	0	2007
	10.000000	10.236138	2.36%	0	2006*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	14.031547	14.319812	2.05%	0	2010
	10.965496	14.031547	27.96%	0	2009
	17.907368	10.965496	-38.77%	0	2008
	17.600212	17.907368	1.75%	0	2007
	14.693028	17.600212	19.79%	0	2006
	13.439903	14.693028	9.32%	0	2005
	11.461278	13.439903	17.26%	0	2004
	8.603087	11.461278	33.22%	0	2003
	10.032509	8.603087	-14.25%	0	2002
	10.000000	10.032509	0.33%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	9.759949	10.974398	12.44%	0	2010
	7.682578	9.759949	27.04%	0	2009
	13.725241	7.682578	-44.03%	198	2008
	13.853763	13.725241	-0.93%	198	2007
	11.807902	13.853763	17.33%	198	2006
	11.427092	11.807902	3.33%	198	2005
	10.500785	11.427092	8.82%	198	2004
	8.253524	10.500785	27.23%	198	2003
	10.178129	8.253524	-18.91%	0	2002
	10.977883	10.178124	-7.29%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.311960	10.419000	11.89%	0	2010
	7.401326	9.311960	25.81%	0	2009
	11.258778	7.401326	-34.26%	0	2008
	10.461628	11.258778	7.62%	0	2007
	10.000000	10.461628	4.62%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	8.843904	10.023131	13.33%	0	2010
	6.888727	8.843904	28.38%	0	2009
	11.386950	6.888727	-39.50%	0	2008
	10.481638	11.386950	8.64%	0	2007
	10.000000	10.481638	4.82%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.192119	11.219787	10.08%	0	2010
	7.693418	10.192119	32.48%	0	2009
	11.194646	7.693418	-31.28%	0	2008
	11.044680	11.194646	1.36%	0	2007
	10.000000	11.044680	10.45%	0	2006*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.322249	11.911376	5.20%	0	2010
	10.018441	11.322249	13.01%	0	2009
	10.609195	10.018441	-5.57%	0	2008
	10.421399	10.609195	1.80%	0	2007
	10.226314	10.421399	1.91%	0	2006
	10.253107	10.226314	-0.26%	0	2005
	10.059977	10.253107	1.92%	0	2004
	10.000000	10.599977	0.60%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.839713	10.838012	10.15%	0	2010
	8.112042	9.839713	21.30%	0	2009
	11.082252	8.112042	-26.80%	0	2008
	10.441782	11.082252	6.13%	0	2007
	10.000000	10.441782	4.42%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	5.288698	6.410236	21.21%	0	2010
	4.224185	5.288698	25.20%	0	2009
	8.194487	4.224185	-48.45%	0	2008
	6.611767	8.194487	23.94%	0	2007
	6.340186	6.611767	4.28%	0	2006
	6.140630	6.340186	3.25%	0	2005
	6.086557	6.140630	0.89%	0	2004
	4.691663	6.086557	29.73%	0	2003
	6.880032	4.691663	-31.81%	0	2002
	8.560720	6.880032	-19.63%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.929050	11.227929	25.75%	0	2010
	6.527284	8.929050	36.80%	0	2009
	11.044959	6.527284	-40.90%	0	2008
	9.790180	11.044959	12.82%	0	2007
	10.000000	9.790180	-2.10%	0	2006*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	9.981760	11.096918	11.17%	0	2010
	7.105935	9.981760	40.47%	0	2009
	9.706017	7.105935	-26.79%	0	2008
	9.678625	9.706017	0.28%	0	2007
	8.909866	9.678625	8.63%	0	2006
	8.894608	8.909866	0.17%	0	2005
	8.316549	8.894608	6.95%	0	2004
	6.704063	8.316549	24.05%	0	2003
	6.622272	6.704063	1.24%	0	2002
	7.694489	6.622272	-13.93%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	7.987401	8.817791	10.40%	0	2010
	6.465996	7.987401	23.53%	0	2009
	11.790457	6.465996	-45.16%	0	2008
	10.297616	11.790457	14.50%	0	2007
	8.935656	10.297616	15.24%	0	2006
	7.686974	8.935656	16.24%	0	2005
	6.932789	7.686974	10.88%	0	2004
	4.954993	6.932789	39.92%	0	2003
	6.367092	4.954993	-22.18%	0	2002
	8.279284	6.367092	-23.10%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.031737	11.140168	11.05%	0	2010
	7.133732	10.031737	40.62%	0	2009
	9.732924	7.133732	-26.71%	0	2008
	10.000000	9.732924	-2.67%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	5.822621	7.034502	20.81%	0	2010
	4.089824	5.822621	42.37%	0	2009
	9.315720	4.089824	-56.10%	0	2008
	7.750313	9.315720	20.20%	0	2007
	7.532963	7.750313	2.89%	0	2006
	7.082142	7.532963	6.37%	0	2005
	6.770848	7.082142	4.60%	0	2004
	5.344745	6.770848	26.68%	0	2003
	7.006289	5.344745	-23.72%	0	2002
	8.382707	7.006289	-16.42%	0	2001

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.926344	13.499394	23.55%	0	2010
	7.105339	10.926344	53.78%	0	2009
	14.896575	7.105339	-52.30%	0	2008
	14.440574	14.896575	3.16%	0	2007
	12.719347	14.440574	13.53%	0	2006
	12.693619	12.719347	0.20%	0	2005
	11.398077	12.693619	11.37%	0	2004
	7.393320	11.398077	54.17%	0	2003
	10.000000	7.393320	-26.07%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.379786	13.668917	10.41%	0	2010
	10.017586	12.379786	23.58%	0	2009
	18.270865	10.017586	-45.17%	0	2008
	15.954996	18.270865	14.52%	0	2007
	13.844451	15.954996	15.24%	0	2006
	11.914533	13.844451	16.20%	0	2005
	10.744753	11.914533	10.89%	0	2004
	7.676919	10.744753	39.96%	0	2003
	10.000000	7.676919	-23.23%	0	2002

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.367844	11.862623	14.42%	0	2010
	7.822155	10.367844	32.54%	0	2009
	13.952423	7.822155	-43.94%	236	2008
	12.154569	13.952423	14.79%	236	2007
	11.147894	12.154569	9.03%	236	2006
	9.764380	11.147894	14.17%	236	2005
	8.665023	9.764380	12.69%	236	2004
	6.909711	8.665023	25.40%	236	2003
	7.808446	6.909711	-11.51%	0	2002
	9.120941	7.808446	-14.39%	0	2001

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	8.509886	9.907095	16.42%	0	2010
	5.902328	8.509886	44.18%	0	2009
	13.250768	5.902328	-55.46%	0	2008
	9.313476	13.250768	42.28%	0	2007
	10.000000	9.313476	-6.87%	0	2006*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.944411	9.952452	25.28%	0	2010
	6.295855	7.944411	26.18%	0	2009
	9.620918	6.295855	-34.56%	0	2008
	10.088821	9.620918	-4.64%	0	2007
	10.000000	10.088821	0.89%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.390817	11.930093	14.81%	0	2010
	6.160591	10.390817	68.67%	0	2009
	13.323994	6.160591	-53.76%	0	2008
	10.597933	13.323994	25.72%	0	2007
	10.000000	10.597933	5.98%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.339673	8.983478	7.72%	0	2010
	6.553439	8.339673	27.26%	0	2009
	10.000000	6.553439	-34.47%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.494115	10.055737	5.92%	0	2010
	7.082928	9.494115	34.04%	0	2009
	12.162833	7.082928	-41.77%	0	2008
	10.784843	12.162833	12.78%	0	2007
	10.000000	10.784843	7.85%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.546105	15.137804	11.75%	0	2010
	11.681994	13.546105	15.96%	0	2009
	11.258218	11.681994	3.76%	0	2008
	10.379524	11.258218	8.47%	0	2007
	10.000000	10.379524	3.80%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.360142	14.185495	6.18%	0	2010
	9.956651	13.360142	34.18%	0	2009
	17.052569	9.956651	-41.61%	0	2008
	15.075862	17.052569	13.11%	0	2007
	12.678712	15.075862	18.91%	0	2006
	11.745777	12.678712	7.94%	0	2005
	10.113478	11.745777	16.14%	0	2004
	7.809243	10.113478	29.51%	0	2003
	10.000000	7.809243	-21.91%	0	2002*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.137005	13.433169	20.62%	0	2010
	8.997186	11.137005	23.78%	0	2009
	13.788159	8.997186	-34.75%	0	2008
	13.776506	13.788159	0.08%	0	2007
	12.067643	13.776506	14.16%	0	2006
	11.309018	12.067643	6.71%	0	2005
	10.000000	11.309018	13.09%	0	2004*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.296497	2.96%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.270121	12.70%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.050997	9.084340	12.83%	0	2010
	6.805883	8.050997	18.29%	0	2009
	12.114170	6.805883	-43.82%	0	2008
	11.070892	12.114170	9.42%	0	2007
	10.659291	11.070892	3.86%	0	2006
	10.023755	10.659291	6.34%	0	2005
	9.622145	10.023755	4.17%	0	2004
	7.603785	9.622145	26.54%	0	2003
	10.289145	7.603785	-26.10%	0	2002
	10.000000	10.289145	2.89%	0	2001*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.202186	9.232200	12.56%	0	2010
	6.954431	8.202186	17.94%	0	2009
	12.407235	6.954431	-43.95%	0	2008
	11.367222	12.407235	9.15%	0	2007
	10.969562	11.367222	3.63%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.301168	11.923557	15.75%	0	2010
	7.425627	10.301168	38.72%	0	2009
	14.376151	7.425627	-48.35%	0	2008
	13.312240	14.376151	7.99%	0	2007
	11.719583	13.312240	13.59%	0	2006

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.238209	12.029063	7.04%	0	2010
	8.965684	11.238209	25.35%	0	2009
	13.136790	8.965684	-31.75%	0	2008
	12.438174	13.136790	5.62%	0	2007
	10.908168	12.438174	14.03%	0	2006
	10.601045	10.908168	2.90%	0	2005
	9.957501	10.601045	6.46%	0	2004
	8.191353	9.957501	21.56%	0	2003
	9.932139	8.191353	-17.53%	0	2002
	10.000000	9.932139	-0.68%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	15.471196	17.060038	10.27%	0	2010
	11.708851	15.471196	32.13%	0	2009
	20.102445	11.708851	-41.75%	0	2008
	17.937827	20.102445	12.07%	0	2007
	14.316670	17.937827	25.29%	0	2006
	12.425057	14.316670	15.22%	0	2005
	10.255528	12.425057	21.15%	0	2004
	8.133106	10.255528	26.10%	0	2003
	10.000000	8.133106	-18.67%	0	2002*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.130617	9.335039	14.81%	0	2010
	6.327257	8.130617	28.50%	0	2009
	11.700608	6.327257	-45.92%	0	2008
	12.680045	11.700608	-7.72%	0	2007
	10.000000	12.680045	26.80%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	7.439344	8.296610	11.52%	0	2010
	6.447671	7.439344	15.38%	0	2009
	10.089306	6.447671	-36.09%	0	2008
	10.335132	10.089306	-2.38%	0	2007
	9.033999	10.335132	14.40%	0	2006
	8.836808	9.033999	2.23%	0	2005
	8.004739	8.836808	10.39%	0	2004
	6.333815	8.004739	26.38%	0	2003
	8.040690	6.333815	-21.23%	0	2002
	8.981451	8.040690	-10.47%	0	2001

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.349376	20.544708	6.18%	0	2010
	10.000000	19.349376	22.17%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	3.666144	4.455773	21.54%	0	2010
	2.391659	3.666144	53.29%	0	2009
	4.369428	2.391659	-45.26%	0	2008
	3.675348	4.369428	18.88%	0	2007
	3.488570	3.675348	5.35%	0	2006
	3.200744	3.488570	8.99%	0	2005
	3.257660	3.200744	-1.75%	0	2004
	2.276314	3.257660	43.11%	0	2003
	3.944669	2.276314	-42.29%	0	2002
	6.442503	3.944669	-38.77%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.451508	13.931474	21.66%	0	2010
	7.461153	11.451508	53.48%	0	2009
	13.612653	7.461153	-45.19%	0	2008
	10.852102	13.612653	5.46%	0	2007
	15.064405	16.327351	8.38%	0	2006
	13.901030	15.064405	8.37%	0	2005
	12.112736	13.901030	14.76%	0	2004
	10.000000	12.112736	21.13%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.666144	4.455773	21.54%	0	2010
	2.391659	3.666144	53.29%	0	2009
	4.369428	2.391659	-45.26%	0	2008
	11.445012	4.369428	18.94%	0	2007
	10.852102	11.445012	5.46%	0	2006
	9.976701	10.852102	8.77%	0	2005
	10.126974	9.976701	-1.48%	0	2004
	7.044639	10.126974	43.75%	0	2003
	10.000000	7.044639	-29.55%	0	2002*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.146169	27.053329	22.16%	0	2010
	12.658190	22.146169	74.96%	0	2009
	27.112619	12.658190	-53.31%	0	2008
	21.670486	27.112619	25.11%	0	2007
	8.632178	21.670486	43.33%	0	2006
	6.695959	8.632178	28.92%	0	2005
	5.774485	6.695959	15.96%	0	2004
	4.393166	5.774485	31.44%	0	2003
	6.056891	4.393166	-27.47%	0	2002
	8.097850	6.056891	-25.20%	0	2001

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.628146	15.424725	22.15%	0	2010
	7.217956	12.628146	74.95%	0	2009
	15.466319	7.217956	-53.33%	0	2008
	12.367137	15.466319	25.06%	0	2007
	9.704823	12.367137	43.27%	0	2006
	9.791343	9.704823	-0.88%	0	2005
	9.944366	9.791343	-1.54%	0	2004
	10.000000	9.944366	-0.56%	0	2003*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	8.314896	8.650136	4.03%	0	2010
	5.828553	8.314896	42.66%	0	2009
	10.713068	5.828553	-45.59%	0	2008
	8.026151	10.713068	33.48%	0	2007
	7.528290	8.026151	6.61%	0	2006
	6.845408	7.528290	9.98%	0	2005
	5.939317	6.845408	15.26%	0	2004
	5.056022	5.939317	17.47%	0	2003
	6.155704	5.056022	-17.86%	0	2002
	8.061516	6.155704	-23.64%	0	2001

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.391162	10.974775	16.86%	0	2010
	7.830514	9.391162	19.93%	0	2009
	13.242522	7.830514	-40.87%	0	2008
	13.486614	13.242522	-1.81%	0	2007
	13.114521	13.486614	2.84%	0	2006

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.677419	6.77%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	11.441789	12.432655	8.66%	0	2010
	9.563921	11.441789	19.63%	0	2009
	14.555231	9.563921	-34.29%	0	2008
	13.848150	14.555231	5.11%	0	2007
	11.761394	13.848150	17.74%	0	2006

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.704368	11.284065	16.28%	0	2010
	7.659018	9.704368	26.71%	0	2009
	12.492759	7.659018	-38.69%	0	2008
	11.908664	12.492759	4.90%	0	2007
	10.750163	11.908664	10.78%	0	2006
	10.150695	10.750163	5.91%	0	2005
	8.970868	10.150695	13.15%	0	2004
	6.968543	8.970868	28.73%	0	2003
	9.697779	6.968543	-28.14%	0	2002
	10.079498	9.697779	-3.79%	0	2001

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.916511	9.758453	9.44%	0	2010
	7.394927	8.916511	20.58%	0	2009
	10.778659	7.394927	-31.39%	0	2008
	10.395373	10.778659	3.69%	0	2007
	10.000000	10.395373	3.95%	0	2006*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	11.181154	11.567763	3.46%	0	2010
	10.491265	11.181154	6.58%	0	2009
	11.426483	10.491265	-8.18%	0	2008
	11.099659	11.426483	2.94%	0	2007
	10.700633	11.099659	3.73%	0	2006
	10.601273	10.700633	0.94%	0	2005
	10.368446	10.601273	2.25%	0	2004
	9.834893	10.368446	5.43%	0	2003
	10.000000	9.834893	-1.65%	0	2002*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.370965	13.713996	10.86%	0	2010
	10.000000	12.370965	23.71%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.072682	10.430566	3.55%	0	2010
	9.192839	10.072682	9.57%	0	2009
	10.439925	9.192839	-11.95%	0	2008
	10.377569	10.439925	0.60%	0	2007
	10.000000	10.377569	3.78%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.892359	10.757205	8.74%	0	2010
	7.150385	9.892359	38.35%	0	2009
	11.927430	7.150385	-40.05%	0	2008
	10.676121	11.927430	11.72%	0	2007
	10.000000	10.676121	6.76%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	8.243944	9.519878	15.48%	0	2010
	6.080041	8.243944	35.59%	0	2009
	11.155936	6.080041	-45.50%	0	2008
	10.205698	11.155936	9.31%	0	2007
	10.000000	10.205698	2.06%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	13.120302	14.504876	10.55%	0	2010
	9.197968	13.120302	42.64%	0	2009
	13.074030	9.197968	-29.65%	0	2008
	12.976712	13.074030	0.75%	0	2007
	12.008035	12.976712	8.07%	0	2006
	12.004176	12.008035	0.03%	0	2005
	11.159922	12.004176	7.57%	0	2004
	9.341865	11.159922	19.46%	0	2003
	9.263026	9.341865	0.85%	0	2002
	9.098723	9.263026	1.81%	0	2001

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.524809	8.158742	8.42%	0	2010
	5.893277	7.524809	27.68%	0	2009
	9.739606	5.893277	-39.49%	0	2008
	10.000000	9.739606	-2.60%	0	2007

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.333336	12.529979	10.56%	0	2010
	7.940779	11.333336	42.72%	0	2009
	11.304100	7.940779	-29.75%	0	2008
	11.216305	11.304100	0.78%	0	2007
	10.379470	11.216305	8.06%	0	2006
	10.000000	10.379470	3.79%	0	2005*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	20.519345	23.290803	13.51%	0	2010
	12.860033	20.519345	59.56%	0	2009
	31.165990	12.860033	-58.74%	0	2008
	21.914549	31.165990	42.22%	0	2007
	16.405122	21.914549	33.58%	0	2006
	12.658496	16.405122	29.60%	0	2005
	10.730493	12.658496	17.97%	0	2004
	6.645478	10.730493	61.47%	0	2003
	8.024173	6.645478	-17.18%	0	2002
	8.663506	8.024173	-7.38%	0	2001

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.624873	8.612296	12.95%	0	2010
	5.102204	7.624873	49.44%	0	2009
	10.000000	5.102204	-48.98%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.817101	9.438444	20.74%	0	2010
	6.082925	7.817101	28.51%	0	2009
	10.000000	6.082925	-39.17%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	7.969799	8.951193	12.31%	0	2010
	6.313982	7.969799	26.22%	0	2009
	10.000000	6.313982	-36.86%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.208171	9.932656	7.87%	0	2010
	7.865828	9.208171	17.07%	0	2009
	10.000000	7.865828	-21.34%	0	2008*

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.671740	9.522066	9.81%	0	2010
	7.148507	8.671740	21.31%	0	2009
	10.000000	7.148507	-28.51%	0	2008*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	9.947199	10.379376	4.34%	0	2010
	9.008401	9.947199	10.42%	0	2009
	10.000000	9.008401	-9.92%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	8.940378	9.728060	8.81%	0	2010
	7.503919	8.940378	19.14%	0	2009
	10.000000	7.503919	-24.96%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.394383	9.293142	10.71%	0	2010
	6.787876	8.394383	23.67%	0	2009
	10.000000	6.787876	-32.12%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.477613	10.096214	6.53%	0	2010
	8.243260	9.477613	14.97%	0	2009
	10.000000	8.243260	-17.57%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.407342	10.885513	4.59%	0	2010
	9.792124	10.407342	6.28%	0	2009
	10.000000	9.792124	-2.08%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.121340	11.747246	5.63%	0	2010
	9.776210	11.121340	13.76%	0	2009
	10.000000	9.776210	-2.24%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.987840	26.101448	13.54%	0	2010
	14.392069	22.987840	59.73%	0	2009
	34.934875	14.392069	-58.80%	0	2008
	24.569841	34.934875	42.19%	0	2007
	18.402750	24.569841	33.51%	0	2006
	14.197995	18.402750	29.62%	0	2005
	12.034188	14.197995	17.98%	0	2004
	7.454862	12.034188	61.43%	0	2003
	10.000000	7.454862	-25.45%	0	2002*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	22.987840	26.101448	13.54%	0	2010
	13.047255	22.987840	5.49%	0	2009
	19.903045	13.047255	-34.45%	0	2008
	16.923019	19.903045	17.61%	0	2007
	12.587933	16.923019	34.44%	0	2006
	12.099557	12.587933	4.04%	0	2005
	9.530149	12.099557	26.96%	0	2004
	7.855591	9.530149	21.32%	0	2003
	10.000000	7.855591	-21.44%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	4.841615	5.640829	16.51%	0	2010
	3.712834	4.841615	30.40%	0	2009
	6.200381	3.712834	-40.12%	0	2008
	5.309409	6.200381	16.78%	0	2007
	5.118372	5.309409	3.73%	0	2006
	4.918757	5.118372	4.06%	0	2005
	4.654850	4.918757	5.67%	0	2004
	3.589199	4.654850	26.69%	0	2003
	5.154198	3.589199	-30.36%	0	2002
	7.342265	5.154198	-29.80%	0	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	15.619475	17.285654	10.67%	0	2010
	12.328989	15.619475	26.69%	0	2009
	23.387286	12.328989	-47.28%	0	2008
	18.828862	23.387286	24.21%	0	2007
	14.494612	18.828862	29.90%	0	2006
	11.395985	14.494612	27.19%	0	2005
	10.200171	11.395985	11.72%	0	2004
	7.714341	10.200171	32.22%	0	2003
	10.000000	7.714341	-22.86%	0	2002*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	8.469097	9.222668	8.90%	0	2010
	6.934551	8.469097	22.13%	0	2009
	12.753142	6.934551	-45.62%	0	2008
	10.888239	12.753142	17.13%	0	2007
	8.852597	10.888239	22.99%	0	2006
	7.592162	8.852597	16.60%	0	2005
	6.718352	7.592162	13.01%	0	2004
	5.053923	6.718352	32.93%	0	2003
	6.933473	5.053923	-27.11%	0	2002
	8.742303	6.933473	-20.69%	0	2001

NVIT NVIT International Index Fund: Class VIII - Q/NQ	14.131963	14.651149	3.67%	0	2010
	11.140571	14.131963	26.85%	0	2009
	21.248687	11.140571	-47.57%	0	2008
	21.132282	21.248687	0.55%	0	2007
	17.620269	21.132282	19.93%	0	2006
	16.093930	17.620269	9.48%	0	2005
	13.697383	16.093930	17.50%	0	2004
	10.000000	13.697383	36.97%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.184426	12.525937	11.99%	0	2010
	8.999394	11.184426	24.28%	0	2009
	6.065383	8.999394	-47.35%	0	2008
	5.695526	6.065383	6.49%	0	2007
	5.303773	5.695526	7.39%	0	2006
	4.946372	5.303773	7.23%	0	2005
	4.389541	4.946372	12.69%	0	2004
	3.206007	4.389541	36.92%	0	2003
	5.210269	3.206007	-38.47%	0	2002
	7.653794	5.210269	-31.93%	0	2001

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.460873	12.296361	7.29%	0	2010
	10.000000	11.460873	14.61%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.016478	13.152685	9.46%	0	2010
	10.000000	12.016478	20.16%	0	2009*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.401420	12.087988	6.02%	0	2010
	10.186506	11.401420	11.93%	0	2009
	12.272776	10.186506	-17.00%	0	2008
	11.867874	12.272776	3.41%	0	2007
	11.202877	11.867874	5.94%	1,151	2006
	10.973584	11.202877	2.09%	1,239	2005
	10.481507	10.973584	4.69%	1,518	2004
	9.435592	10.481507	11.08%	1,821	2003
	10.000000	9.435592	-5.64%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.392917	12.559656	10.24%	0	2010
	9.374466	11.392917	21.53%	0	2009
	13.985806	9.374466	-32.97%	0	2008
	13.487327	13.985806	3.70%	0	2007
	12.051547	13.487327	11.91%	1,542	2006
	11.519725	12.051547	4.62%	1,775	2005
	10.518812	11.519725	9.52%	2,251	2004
	8.501179	10.518812	23.73%	2,809	2003
	10.000000	8.501179	-14.99%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.184426	12.525937	11.99%	0	2010
	8.999394	11.184426	24.28%	0	2009
	14.585445	8.999394	-38.30%	0	2008
	14.091108	14.585445	3.51%	0	2007
	12.340283	14.091108	14.19%	494	2006
	11.701781	12.340283	5.46%	583	2005
	10.503871	11.701781	11.40%	749	2004
	8.152785	10.503871	28.84%	947	2003
	10.000000	8.152785	-18.47%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.333676	12.281642	8.36%	0	2010
	9.737222	11.333676	16.40%	0	2009
	12.976742	9.737222	-24.96%	0	2008
	12.572374	12.976742	3.22%	0	2007
	11.555592	12.572374	8.80%	2,188	2006
	11.226855	11.555592	2.93%	2,432	2005
	10.490717	11.226855	7.02%	3,023	2004
	8.944105	10.490717	17.29%	3,695	2003
	10.000000	8.944105	-10.56%	0	2002*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	7.941411	8.802445	10.84%	0	2010
	6.446149	7.941411	23.20%	0	2009
	11.289721	6.446149	-42.90%	0	2008
	10.682927	11.289721	5.68%	0	2007
	9.622357	10.682927	11.02%	0	2006
	9.166084	9.622357	4.98%	0	2005
	8.548254	9.166084	7.23%	0	2004
	6.861481	8.548254	24.58%	0	2003
	8.497928	6.861481	-19.26%	0	2002
	9.865373	8.497928	-13.86%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.261268	10.025275	-2.30%	0	2010
	8.877542	10.261268	22.90%	0	2009
	15.469360	8.877542	-42.61%	0	2008
	12.934075	15.469360	19.60%	0	2007
	13.275987	12.934075	-2.58%	0	2006
	12.132820	13.275987	9.42%	0	2005
	11.043878	12.132820	9.86%	0	2004
	7.417157	11.043878	48.90%	0	2003
	10.000000	7.417157	-25.83%	0	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	7.199099	7.696004	6.90%	0	2010
	5.098683	7.199099	41.20%	0	2009
	9.579476	5.098683	-46.77%	0	2008
	8.590691	9.579476	11.51%	0	2007
	8.144999	8.590691	5.47%	0	2006
	7.931760	8.144999	2.69%	0	2005
	7.591860	7.931760	4.48%	0	2004
	5.934139	7.591860	27.94%	0	2003
	8.304638	5.934139	-28.54%	0	2002
	9.724617	8.304638	-14.60%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.369448	14.908869	11.51%	0	2010
	10.000000	13.369448	33.69%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.059991	8.980128	11.42%	0	2010
	6.045544	8.059991	33.32%	0	2009
	10.000000	6.045544	-39.54%	0	2008*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	13.456766	16.592460	23.30%	0	2010
	10.071665	13.456766	33.61%	0	2009
	16.225712	10.071665	-37.93%	174	2008
	15.442395	16.225712	5.07%	174	2007
	14.382597	15.442395	7.37%	174	2006
	13.131351	14.382597	9.53%	174	2005
	11.613396	13.131351	13.07%	174	2004
	8.827570	11.613396	31.56%	174	2003
	10.668287	8.827570	-17.25%	0	2002
	11.065553	10.668287	-3.59%	0	2001

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.945103	8.966496	12.86%	0	2010
	6.266220	7.945103	26.79%	0	2009
	10.000000	6.266220	-37.34%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.352952	3.53%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.780740	8.570841	10.15%	0	2010
	6.250529	7.780740	24.48%	0	2009
	10.000000	6.250529	-37.49%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.678744	9.514353	23.91%	0	2010
	6.182656	7.678744	24.20%	0	2009
	10.000000	6.182656	-38.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.481138	9.913010	16.88%	0	2010
	6.653502	8.481138	27.47%	0	2009
	10.000000	6.653502	-33.46%	0	2008*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	14.756263	18.252844	23.70%	0	2010
	11.966631	14.756263	23.31%	0	2009
	18.053546	11.966631	-33.72%	0	2008
	19.849579	18.053546	-9.05%	0	2007
	17.320244	19.849579	14.60%	0	2006
	17.198259	17.320244	0.71%	0	2005
	15.007013	17.198259	14.60%	0	2004
	9.792299	15.007013	53.25%	0	2003
	13.761240	9.792299	-28.84%	0	2002
	10.981823	13.761240	25.31%	0	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	11.265362	13.793316	22.44%	0	2010
	8.560062	11.265362	31.60%	0	2009
	14.175517	8.560062	-39.61%	0	2008
	14.208191	14.175517	-0.23%	0	2007
	12.979257	14.208191	9.47%	0	2006
	11.827057	12.979257	9.74%	0	2005
	10.170658	11.827057	16.29%	0	2004
	7.382102	10.170658	37.77%	0	2003
	9.139971	7.382102	-19.23%	0	2002
	10.029013	9.139971	-8.86%	0	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	11.265362	13.793316	22.44%	0	2010
	9.254771	11.265362	28.89%	0	2009
	17.612950	9.254771	-47.45%	0	2008
	18.234474	17.612950	-3.41%	0	2007
	15.508547	18.234474	17.58%	0	2006
	14.277584	15.508547	8.62%	0	2005
	12.064623	14.277584	18.34%	0	2004
	8.729214	12.064623	38.21%	0	2003
	10.000000	8.729214	-12.71%	0	2002*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.941411	8.802445	10.84%	0	2010
	8.389000	7.941411	30.81%	0	2009
	17.153477	8.389000	-51.09%	0	2008
	15.740283	17.153477	8.98%	0	2007
	13.872956	15.740283	13.46%	0	2006
	12.872627	13.872956	7.77%	0	2005
	11.093193	12.872627	16.04%	0	2004
	9.040250	11.093193	22.71%	0	2003
	10.000000	9.040250	-9.60%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.105826	9.038031	27.19%	0	2010
	5.559114	7.105826	27.82%	0	2009
	10.000000	5.559114	-44.41%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.245163	10.251736	0.06%	0	2010
	9.790268	10.245163	4.65%	0	2009
	10.000000	9.790268	-2.10%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.986721	18.482051	8.80%	0	2010
	13.909493	16.986721	22.12%	0	2009
	25.573799	13.909493	-45.61%	0	2008
	21.826439	25.573799	17.17%	0	2007
	17.755663	21.826439	22.93%	0	2006
	15.227569	17.755663	16.60%	0	2005
	13.474978	15.227569	13.01%	0	2004
	10.000000	13.474978	34.75%	0	2003*

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	16.986721	18.482051	8.80%	0	2010
	13.869177	16.986721	22.06%	0	2009
	10.834998	13.869177	-27.26%	0	2008
	10.601120	10.834998	2.21%	0	2007
	9.665990	10.601120	9.67%	0	2006
	9.647597	9.665990	0.19%	0	2005
	9.101819	9.647597	6.00%	0	2004
	7.867260	9.101819	15.69%	0	2003
	9.183323	7.867260	-14.33%	0	2002
	9.759455	9.183323	-5.90%	0	2001

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.858845	13.668824	6.30%	0	2010
	10.000000	12.858845	28.59%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.833644	13.334389	3.90%	0	2010
	10.000000	12.833644	28.34%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.978882	14.023011	8.04%	0	2010
	10.680393	12.978882	21.52%	0	2009
	13.217342	10.680393	-19.19%	0	2008
	12.932069	13.217342	2.21%	0	2007
	12.624835	12.932069	2.43%	0	2006
	12.645529	12.624835	-0.16%	0	2005
	12.149377	12.645529	4.08%	0	2004
	11.091439	12.149377	9.54%	0	2003
	10.589296	11.091439	4.74%	0	2002
	10.404143	10.589296	1.78%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	7.385828	8.378450	13.44%	0	2010
	5.892888	7.385828	25.33%	0	2009
	9.803211	5.892888	-39.89%	0	2008
	9.610121	9.803211	2.01%	0	2007
	8.550909	9.610121	12.39%	0	2006
	8.258082	8.550909	3.55%	0	2005
	7.721976	8.258082	6.94%	0	2004
	6.237083	7.721976	23.81%	0	2003
	7.861953	6.237083	-20.67%	0	2002
	8.958418	7.861953	-12.24%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	17.513364	19.844315	13.31%	0	2010
	12.831826	17.513364	36.48%	0	2009
	21.961973	12.831826	-41.57%	0	2008
	21.141945	21.961973	3.88%	0	2007
	18.385992	21.141945	14.99%	0	2006
	16.457795	18.385992	11.72%	0	2005
	14.132292	16.457795	16.46%	0	2004
	10.000000	14.132292	41.32%	0	2003*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.429065	2.721731	12.05%	0	2010
	1.961479	2.429065	23.84%	0	2009
	9.511868	1.961479	-79.38%	0	2008
	10.000000	9.511868	-4.88%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	7.809771	9.416293	20.57%	0	2010
	5.826491	7.809771	34.04%	0	2009
	9.592913	5.826491	-39.26%	0	2008
	9.940286	9.592913	-3.49%	0	2007
	10.000000	9.940286	-0.60%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	3.828277	4.767600	24.54%	0	2010
	2.954879	3.828277	29.56%	0	2009
	5.938474	2.954879	-50.24%	453	2008
	5.717014	5.938474	3.87%	453	2007
	5.683283	5.717014	0.59%	453	2006
	5.178303	5.683283	9.75%	453	2005
	4.425038	5.178303	17.02%	453	2004
	3.606225	4.425038	22.71%	453	2003
	5.111912	3.606225	-29.45%	0	2002
	7.613945	5.111912	-32.86%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.809771	9.416293	20.57%	0	2010
	6.452179	7.809771	38.53%	0	2009
	11.516175	6.452179	-43.97%	0	2008
	10.479897	11.516175	9.89%	0	2007
	10.000000	10.479897	4.80%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	2.600404	2.916953	12.17%	0	2010
	2.123900	2.600404	22.44%	0	2009
	10.193660	2.123900	-79.16%	0	2008
	10.445578	10.193660	-2.41%	0	2007
	10.000000	10.445578	4.46%	0	2006*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.797116	11.537443	6.86%	0	2010
	10.000000	10.797116	7.97%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.876049	11.176939	2.77%	0	2010
	10.000000	10.876049	8.76%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.434852	12.078057	5.62%	0	2010
	9.889643	11.434852	15.62%	0	2009
	10.887232	9.889643	-9.16%	0	2008
	10.072633	10.887232	8.09%	0	2007
	10.000000	10.072633	0.73%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.496455	13.199599	5.63%	0	2010
	11.217067	12.496455	11.41%	0	2009
	10.960638	11.217067	2.34%	0	2008
	10.317996	10.960638	6.23%	0	2007
	10.000000	10.317996	3.18%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.510753	12.076276	26.97%	0	2010
	6.159451	9.510753	54.41%	0	2009
	11.113774	6.159451	-44.58%	0	2008
	10.941684	11.113774	1.57%	0	2007
	10.000000	10.941684	9.42%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.647855	9.774736	13.03%	0	2010
	7.392854	8.647855	16.98%	0	2009
	12.281654	7.392854	-39.81%	0	2008
	11.546433	12.281654	6.37%	0	2007
	10.000000	11.546433	15.46%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.409598	8.989405	21.32%	0	2010
	5.268055	7.409598	40.65%	0	2009
	8.982093	5.268055	-41.35%	0	2008
	10.265471	8.982093	-12.50%	0	2007
	10.000000	10.265471	2.65%	0	2006*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	9.903609	10.697938	8.02%	0	2010
	8.068778	9.903609	22.74%	0	2009
	11.344674	8.068778	-28.88%	0	2008
	10.951931	11.344674	3.59%	0	2007
	10.000000	10.951931	9.52%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	8.897383	10.137237	13.94%	0	2010
	6.846767	8.897383	29.95%	0	2009
	11.381983	6.846767	-39.85%	0	2008
	11.332332	11.381983	0.44%	0	2007
	10.000000	11.332332	13.32%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.113086	13.660877	12.78%	0	2010
	7.176771	12.113086	68.78%	0	2009
	10.491074	7.176771	-31.59%	0	2008
	10.521004	10.491074	-0.28%	0	2007
	10.000000	10.521004	5.21%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.580211	12.599305	19.08%	0	2010
	6.944826	10.580211	52.35%	0	2009
	11.574880	6.944826	-40.00%	0	2008
	10.747140	11.574880	7.70%	0	2007
	10.000000	10.747140	7.47%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.457909	12.036166	15.09%	0	2010
	7.437153	10.457909	40.62%	0	2009
	10.641585	7.437153	-30.11%	0	2008
	10.694634	10.641585	-0.50%	0	2007
	10.000000	10.694634	6.95%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.231613	9.191992	27.11%	0	2010
	5.474942	7.231613	32.09%	0	2009
	10.618910	5.474942	-48.44%	0	2008
	10.293432	10.618910	3.16%	0	2007
	10.000000	10.293432	2.93%	0	2006*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	7.898497	9.001693	13.97%	0	2010
	6.065669	7.898497	30.22%	0	2009
	9.866210	6.065669	-38.52%	0	2008
	10.765241	9.866210	-8.35%	0	2007
	10.000000	10.765241	7.65%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.572657	9.374826	9.36%	0	2010
	8.758472	8.572657	24.74%	0	2009
	18.593007	8.758472	-52.89%	0	2008
	14.096787	18.593007	31.90%	0	2007
	13.972194	14.096787	0.89%	0	2006
	12.502207	13.972194	11.76%	0	2005
	10.918989	12.502207	14.50%	0	2004
	8.183308	10.918989	33.43%	0	2003
	10.470460	8.183308	-21.84%	0	2002
	10.000000	10.470460	4.70%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	8.572657	9.374826	9.36%	0	2010
	7.404901	8.572657	15.77%	0	2009
	12.113904	7.404901	-38.87%	0	2008
	13.173942	12.113904	-8.05%	0	2007
	11.117024	13.173942	18.50%	0	2006
	10.643039	11.117024	4.45%	0	2005
	9.625260	10.643039	10.57%	0	2004
	7.969337	9.625260	20.78%	0	2003
	10.151304	7.969337	-21.49%	0	2002
	10.000000	10.151304	1.51%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.473605	4.74%	0	2010*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.717972	10.666666	9.76%	0	2010
	7.828302	9.717972	24.14%	0	2009
	12.896425	7.828302	-39.30%	0	2008
	12.006735	12.896425	7.41%	0	2007
	10.809692	12.006735	11.07%	0	2006
	10.173585	10.809692	6.25%	0	2005
	9.495241	10.173585	7.14%	0	2004
	7.200533	9.495241	31.87%	0	2003
	9.627340	7.200533	-25.21%	0	2002
	9.824158	9.627340	-2.00%	0	2001

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	11.988287	12.378495	3.25%	0	2010
	9.258692	11.988287	29.48%	0	2009
	17.114571	9.258692	-45.90%	0	2008
	15.288933	17.114571	11.94%	0	2007
	12.504824	15.288933	22.26%	0	2006
	11.522900	12.504824	8.52%	0	2005
	10.047039	11.522900	14.69%	0	2004
	8.070580	10.047039	24.49%	0	2003
	10.000000	8.070580	-19.29%	0	2002*

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	7.697823	9.951421	29.28%	0	2010
	4.997453	7.697823	54.03%	0	2009
	9.609347	4.997453	-47.99%	0	2008
	8.019161	9.609347	19.83%	0	2007
	7.510848	8.019161	6.77%	0	2006
	6.538383	7.510848	14.87%	0	2005
	5.503644	6.538383	18.80%	0	2004
	3.973498	5.503644	38.51%	0	2003
	5.908033	3.973498	-32.74%	0	2002
	8.556411	5.908033	-30.95%	0	2001

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	31.905895	40.286290	26.27%	0	2010
	20.730107	31.905895	53.91%	0	2009
	39.386568	20.730107	-47.37%	0	2008
	27.737742	39.386568	42.00%	0	2007
	22.803673	27.737742	21.64%	0	2006
	15.387403	22.803673	48.20%	0	2005
	12.677758	15.387403	21.37%	0	2004
	8.962136	12.677758	41.46%	0	2003
	9.440746	8.962136	-5.07%	0	2002
	10.791606	9.440746	-12.52%	0	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	21.242401	26.330011	23.95%	0	2010
	10.188500	21.242401	108.49%	0	2009
	29.587281	10.188500	-65.56%	0	2008
	22.016430	29.587281	34.39%	0	2007
	16.148722	22.016430	36.34%	0	2006
	12.533767	16.148722	28.84%	0	2005
	10.000000	12.533767	25.34%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	10.010313	10.478901	4.68%	0	2010
	9.344637	10.010313	7.12%	0	2009
	10.651652	9.344637	-12.27%	0	2008
	10.339890	10.651652	3.02%	0	2007
	10.000000	10.339890	3.40%	0	2006*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	25.716732	32.476563	26.29%	0	2010
	16.699850	25.716732	53.99%	0	2009
	31.712797	16.699850	-47.34%	0	2008
	22.337917	31.712797	41.97%	0	2007
	18.357748	22.337917	21.68%	0	2006
	12.391882	18.357748	48.14%	0	2005
	10.000000	12.391882	23.92%	0	2004*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.284828	12.435620	20.91%	0	2010
	7.125470	10.284828	44.34%	0	2009
	12.175863	7.125470	-41.48%	291	2008
	11.688742	12.175863	4.17%	291	2007
	10.660529	11.688742	9.65%	291	2006
	10.113300	10.660529	5.41%	291	2005
	8.755920	10.113300	15.50%	291	2004
	6.541146	8.755920	33.86%	291	2003
	9.149058	6.541146	-28.50%	0	2002
	9.703941	9.149058	-5.72%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.998369	16.099742	23.86%	0	2010
	10.000000	12.998369	29.98%	0	2009*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.216214	16.337567	23.62%	0	2010
	9.487250	13.216214	39.31%	0	2009
	15.121697	9.487250	-37.26%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.421855	11.724458	2.65%	0	2010
	10.612664	11.421855	7.62%	0	2009
	11.043508	10.612664	-3.90%	0	2008
	10.329998	11.043508	6.91%	0	2007
	10.412623	10.329998	-0.79%	0	2006
	10.498454	10.412623	-0.82%	0	2005
	10.160693	10.498454	3.32%	0	2004
	10.000000	10.160693	1.61%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.401544	8.250235	11.47%	0	2010
	6.418205	7.401544	15.32%	0	2009
	10.048359	6.418205	-36.13%	0	2008
	10.298484	10.048359	-2.43%	0	2007
	9.006572	10.298484	14.34%	0	2006
	8.814471	9.006572	2.18%	0	2005
	7.988587	8.814471	10.34%	0	2004
	6.324270	7.988587	26.32%	0	2003
	8.032686	6.324270	-21.27%	0	2002
	8.977147	8.032686	-10.52%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.792297	7.514553	10.63%	0	2010
	5.199986	6.792297	30.62%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.816572	11.431735	16.45%	0	2010
	7.736202	9.816572	26.89%	0	2009
	10.472487	7.736202	-26.13%	0	2008
	10.979053	10.472487	-4.61%	0	2007
	10.000000	10.979053	9.79%	0	2006*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.306764	15.846112	10.76%	0	2010
	12.223147	14.306764	17.05%	0	2009
	17.095323	12.223147	-28.50%	0	2008
	18.457488	17.095323	-7.38%	0	2007
	15.928998	18.457488	15.87%	0	2006
	15.529466	15.928998	2.57%	0	2005
	13.909410	15.529466	11.65%	0	2004
	11.045244	13.909410	25.93%	0	2003
	12.945083	11.045244	-14.68%	0	2002
	11.751589	12.945083	10.16%	0	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	11.986146	12.847133	7.18%	0	2010
	10.000000	11.986146	19.86%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.095721	11.064572	9.60%	0	2010
	10.000000	10.095721	0.96%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.812695	12.085508	11.77%	0	2010
	10.000000	10.812695	8.13%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.812695	12.085508	11.77%	0	2010
	10.000000	10.812695	8.13%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.306999	13.893248	22.87%	0	2010
	9.261379	11.306999	22.09%	0	2009
	13.728818	9.261379	-32.54%	0	2008
	14.153814	13.728818	-3.00%	0	2007
	12.667920	14.153814	11.73%	0	2006
	12.096815	12.667920	4.72%	0	2005
	10.163522	12.096815	19.02%	0	2004
	7.553899	10.163522	34.55%	0	2003
	10.000000	7.553899	-24.46%	0	2002*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.596630	6.274937	12.12%	0	2010
	4.284903	5.596630	30.61%	0	2009
	6.691885	4.284903	-35.97%	0	2008
	6.358753	6.691885	5.24%	0	2007
	5.962734	6.358753	6.64%	0	2006
	5.892748	5.962734	1.19%	0	2005
	5.681675	5.892748	3.71%	0	2004
	4.617540	5.681675	23.05%	0	2003
	6.655310	4.617540	-30.62%	0	2002
	8.804257	6.655310	-24.41%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.142033	8.009206	12.14%	0	2010
	5.789335	7.142033	23.37%	0	2009
	9.432251	5.789335	-38.62%	0	2008
	9.178153	9.432251	2.77%	0	2007
	8.137267	9.178153	12.79%	0	2006
	7.959103	8.137267	2.24%	0	2005
	7.366736	7.959103	8.04%	0	2004
	5.876912	7.366736	25.35%	0	2003
	7.752153	5.876912	-24.19%	0	2002
	9.041279	7.752153	-14.26%	0	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.504889	9.577347	12.61%	0	2010
	7.106419	8.504889	19.68%	0	2009
	10.330458	7.106419	-31.21%	0	2008
	9.876015	10.330458	4.60%	0	2007
	8.682358	9.876015	13.75%	0	2006
	8.517790	8.682358	1.93%	0	2005
	8.303724	8.517790	2.58%	0	2004
	7.017745	8.303724	18.32%	0	2003
	8.629152	7.017745	-18.67%	0	2002
	9.745353	8.629152	-11.45%	0	2001

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.973295	14.253078	2.00%	0	2010
	10.925573	13.973295	27.90%	0	2009
	17.851336	10.925573	-38.80%	0	2008
	17.554171	17.851336	1.69%	0	2007
	14.662071	17.554171	19.73%	0	2006
	13.418430	14.662071	9.27%	0	2005
	11.448834	13.418430	17.20%	0	2004
	8.598149	11.448834	33.15%	0	2003
	10.031879	8.598149	-14.29%	0	2002
	10.000000	10.031879	0.32%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.015553	10.265604	28.07%	0	2010
	6.512747	8.015553	23.07%	0	2009
	10.687678	6.512747	-39.06%	0	2008
	12.307634	10.687678	-13.16%	0	2007
	12.145173	12.307634	1.34%	0	2006
	11.754662	12.145173	3.32%	0	2005
	10.811423	11.754662	8.72%	0	2004
	8.407076	10.811423	28.60%	0	2003
	10.645506	8.407076	-21.03%	0	2002
	10.000000	10.645506	6.46%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.944064	14.774451	5.96%	0	2010
	11.856593	13.944064	17.61%	0	2009
	13.096391	11.856593	-9.47%	0	2008
	12.728021	13.096391	2.89%	0	2007
	12.513634	12.728021	1.71%	0	2006
	12.649837	12.513634	-1.08%	0	2005
	12.501703	12.649837	1.18%	0	2004
	12.234219	12.501703	2.19%	0	2003
	11.461854	12.234219	6.74%	0	2002
	10.868122	11.461854	5.46%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.821266	10.812150	10.09%	0	2010
	8.100963	9.821266	21.24%	0	2009
	11.072802	8.100963	-26.84%	0	2008
	10.438245	11.072802	6.08%	0	2007
	10.000000	10.438245	4.38%	0	2006*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.294492	10.394135	11.83%	0	2010
	7.391219	9.294492	25.75%	0	2009
	11.249170	7.391219	-34.30%	0	2008
	10.458077	11.249170	7.56%	0	2007
	10.000000	10.458077	4.58%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.827332	9.999251	13.28%	0	2010
	6.879329	8.827332	28.32%	0	2009
	11.377235	6.879329	-39.53%	0	2008
	10.478080	11.377235	8.58%	0	2007
	10.000000	10.478080	4.78%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	10.315227	11.796387	14.36%	0	2010
	7.786437	10.315227	32.48%	0	2009
	13.895838	7.786437	-43.97%	0	2008
	12.111495	13.895838	14.73%	0	2007
	11.114054	12.111495	8.97%	0	2006
	9.739724	11.114054	14.11%	0	2005
	8.647559	9.739724	12.63%	0	2004
	6.899306	8.647559	25.34%	0	2003
	7.800675	6.899306	-11.56%	0	2002
	9.116560	7.800675	-14.43%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.493894	9.883428	16.36%	0	2010
	5.894255	8.493894	44.10%	0	2009
	13.239449	5.894255	-55.48%	0	2008
	9.310307	13.239449	42.20%	0	2007
	10.000000	9.310307	-6.90%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.710421	10.913116	12.39%	0	2010
	7.647507	9.710421	26.97%	0	2009
	13.669583	7.647507	-44.05%	0	2008
	13.804685	13.669583	-0.98%	0	2007
	11.772075	13.804685	17.27%	0	2006
	11.398242	11.772075	3.28%	0	2005
	10.479628	11.398242	8.77%	0	2004
	8.241098	10.479628	27.16%	0	2003
	10.168024	8.241098	-18.95%	0	2002
	10.972627	10.168024	-7.33%	0	2001

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.793057	6.995204	20.75%	0	2010
	4.071133	5.793057	42.30%	0	2009
	9.277911	4.071133	-56.12%	0	2008
	7.722824	9.277911	20.14%	0	2007
	7.510092	7.722824	2.83%	0	2006
	7.064247	7.510092	6.31%	0	2005
	6.757203	7.064247	4.54%	0	2004
	5.336703	6.757203	26.62%	0	2003
	6.999329	5.336703	-23.75%	0	2002
	8.378685	6.999329	-16.46%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.261837	6.374424	21.14%	0	2010
	4.204884	5.261837	25.14%	0	2009
	8.161251	4.204884	-48.48%	0	2008
	6.588341	8.161251	23.87%	0	2007
	6.320946	6.588341	4.23%	0	2006
	6.125116	6.320946	3.20%	0	2005
	6.074291	6.125116	0.84%	0	2004
	4.684602	6.074291	29.67%	0	2003
	6.873186	4.684602	-31.84%	0	2002
	8.556607	6.873186	-19.67%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.931083	11.034927	11.12%	0	2010
	7.073475	9.931083	40.40%	0	2009
	9.666631	7.073475	-26.83%	0	2008
	9.644314	9.666631	0.23%	0	2007
	8.882808	9.644314	8.57%	0	2006
	8.872122	8.882808	0.12%	0	2005
	8.299774	8.872122	6.90%	0	2004
	6.693962	8.299774	23.99%	0	2003
	6.615679	6.693962	1.18%	0	2002
	7.690792	6.615679	-13.98%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.018039	11.119268	10.99%	0	2010
	7.127637	10.018039	40.55%	0	2009
	9.729592	7.127637	-26.74%	0	2008
	10.000000	9.729592	-2.70%	0	2007

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.283666	11.864708	5.15%	0	2010
	9.989405	11.283666	12.96%	0	2009
	10.583867	9.989405	-5.62%	0	2008
	10.401873	10.583867	1.75%	0	2007
	10.212376	10.401873	1.86%	0	2006
	10.244356	10.212376	-0.31%	0	2005
	10.056541	10.244356	1.87%	0	2004
	10.000000	10.056541	0.57%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.912271	11.201096	25.68%	0	2010
	6.518356	8.912271	36.73%	0	2009
	11.035516	6.518356	-40.93%	0	2008
	9.786850	11.035516	12.76%	0	2007
	10.000000	9.786850	-2.13%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	7.946816	8.768508	10.34%	0	2010
	6.436433	7.946816	23.47%	0	2009
	11.742587	6.436433	-45.19%	0	2008
	10.261088	11.742587	14.44%	0	2007
	8.908494	10.261088	15.18%	0	2006
	7.667533	8.908494	16.18%	0	2005
	6.918808	7.667533	10.82%	0	2004
	4.947533	6.918808	39.84%	0	2003
	6.360758	4.947533	-22.22%	0	2002
	8.275319	6.360758	-23.14%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.331282	13.608401	10.36%	0	2010
	9.983437	12.331282	23.52%	0	2009
	18.217923	9.983437	-45.20%	0	2008
	15.916952	18.217923	14.46%	0	2007
	13.818489	15.916952	15.19%	0	2006
	11.898254	13.818489	16.14%	0	2005
	10.735566	11.898254	10.83%	0	2004
	7.674279	10.735566	39.89%	0	2003
	10.000000	7.674279	-23.26%	0	2002*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	10.883509	13.439599	23.49%	0	2010
	7.081115	10.883509	53.70%	0	2009
	14.853433	7.081115	-52.33%	0	2008
	14.406168	14.853433	3.10%	0	2007
	12.695526	14.406168	13.47%	0	2006
	12.676315	12.695526	0.15%	0	2005
	11.388356	12.676315	11.31%	0	2004
	7.390784	11.388356	54.09%	0	2003
	10.000000	7.390784	-26.09%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.172991	11.193004	10.03%	0	2010
	7.682907	10.172991	32.41%	0	2009
	11.185080	7.682907	-31.31%	0	2008
	11.040930	11.185080	1.31%	0	2007
	10.000000	11.040930	10.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.929490	9.928678	25.21%	0	2010
	6.287255	7.929490	26.12%	0	2009
	9.612711	6.287255	-34.59%	0	2008
	10.085402	9.612711	-4.69%	0	2007
	10.000000	10.085402	0.85%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.332565	8.971226	7.66%	0	2010
	6.551202	8.332565	27.19%	0	2009
	10.000000	6.551202	-34.49%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.371292	11.901588	14.76%	0	2010
	6.152162	10.371292	68.58%	0	2009
	13.312616	6.152162	-53.79%	0	2008
	10.594341	13.312616	25.66%	0	2007
	10.000000	10.594341	5.94%	0	2006*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.307802	14.122701	6.12%	0	2010
	9.922715	13.307802	34.11%	0	2009
	17.003179	9.922715	-41.64%	0	2008
	15.039936	17.003179	13.05%	0	2007
	12.654957	15.039936	18.85%	0	2006
	11.729752	12.654957	7.89%	0	2005
	10.104834	11.729752	16.08%	0	2004
	7.806563	10.104834	29.44%	0	2003
	10.000000	7.806563	-21.93%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.476292	10.031721	5.86%	0	2010
	7.073253	9.476292	33.97%	0	2009
	12.152460	7.073253	-41.80%	0	2008
	10.781178	12.152460	12.72%	0	2007
	10.000000	10.781178	7.81%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.520710	15.101690	11.69%	0	2010
	11.666058	13.520710	15.90%	0	2009
	11.248619	11.666058	3.71%	0	2008
	10.376005	11.248619	8.41%	0	2007
	10.000000	10.376005	3.76%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.295632	2.96%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.269173	12.69%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.017576	9.042012	12.78%	0	2010
	6.781100	8.017576	18.23%	0	2009
	12.076257	6.781100	-43.85%	0	2008
	11.041924	12.076257	9.37%	0	2007
	10.636827	11.041924	3.81%	0	2006
	10.007744	10.636827	6.29%	0	2005
	9.611701	10.007744	4.12%	0	2004
	7.599410	9.611701	26.48%	0	2003
	10.288497	7.599410	-26.14%	0	2002
	10.000000	10.288497	2.88%	0	2001*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.170057	9.191347	12.50%	0	2010
	6.930720	8.170057	17.88%	0	2009
	12.371288	6.930720	-43.98%	0	2008
	11.340122	12.371288	9.09%	0	2007
	10.949013	11.340122	3.57%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.271345	11.882960	15.69%	0	2010
	7.407913	10.271345	38.65%	0	2009
	14.349222	7.407913	-48.37%	0	2008
	13.294149	14.349222	7.94%	0	2007
	11.709639	13.294149	13.53%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.191545	11.972993	6.98%	0	2010
	8.933026	11.191545	25.28%	0	2009
	13.095654	8.933026	-31.79%	0	2008
	12.405603	13.095654	5.56%	0	2007
	10.885162	12.405603	13.97%	0	2006
	10.584094	10.885162	2.84%	0	2005
	9.946672	10.584094	6.41%	0	2004
	8.186635	9.946672	21.50%	0	2003
	9.931511	8.186635	-17.57%	0	2002
	10.000000	9.931511	-0.68%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.072941	10.356971	2.82%	0	2010
	8.079354	10.072941	24.68%	0	2009
	11.591540	8.079354	-30.30%	0	2008
	10.613734	11.591540	9.21%	0	2007
	10.000000	10.613734	6.14%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.115785	9.313254	14.75%	0	2010
	6.318952	8.115785	28.44%	0	2009
	11.691257	6.318952	-45.95%	0	2008
	12.676443	11.691257	-7.77%	0	2007
	10.000000	12.676443	26.76%	0	2006*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	15.410601	16.984536	10.21%	0	2010
	11.668953	15.410601	32.06%	0	2009
	20.044208	11.668953	-41.78%	0	2008
	17.895074	20.044208	12.01%	0	2007
	14.289830	17.895074	25.23%	0	2006
	12.408091	14.289830	15.17%	0	2005
	10.246757	12.408091	21.09%	0	2004
	8.130315	10.246757	26.03%	0	2003
	10.000000	8.130315	-18.70%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.260471	20.439853	6.12%	0	2010
	10.000000	19.260471	22.11%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.272674	8.601818	3.98%	0	2010
	5.801929	8.272674	42.58%	0	2009
	10.669603	5.801929	-45.62%	0	2008
	7.997708	10.669603	33.41%	0	2007
	7.505448	7.997708	6.56%	0	2006
	6.828128	7.505448	9.92%	0	2005
	5.927364	6.828128	15.20%	0	2004
	5.048431	5.927364	17.41%	0	2003
	6.149614	5.048431	-17.91%	0	2002
	8.057707	6.149614	-23.68%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.406642	13.869797	21.59%	0	2010
	7.435718	11.406642	53.40%	0	2009
	13.573205	7.435718	-45.22%	0	2008
	11.417717	13.573205	18.88%	0	2007
	10.831745	11.417717	5.41%	0	2006
	9.963065	10.831745	8.72%	0	2005
	10.118326	9.963065	-1.53%	0	2004
	7.042225	10.118326	43.68%	0	2003
	10.000000	7.042225	-29.58%	0	2002*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.647555	4.430916	21.48%	0	2010
	2.380753	3.647555	53.21%	0	2009
	4.351735	2.380753	-45.29%	0	2008
	3.662345	4.351735	18.82%	0	2007
	3.477995	3.662345	5.30%	0	2006
	3.192668	3.477995	8.94%	0	2005
	3.251104	3.192668	-1.80%	0	2004
	2.272896	3.251104	43.04%	0	2003
	3.940768	2.272896	-42.32%	0	2002
	6.439456	3.940768	-38.80%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.059404	26.933562	22.10%	0	2010
	12.615045	22.059404	74.87%	0	2009
	27.034114	12.615045	-53.34%	0	2008
	21.618856	27.034114	25.05%	0	2007
	15.090633	21.618856	43.26%	0	2006
	11.704869	15.090633	28.93%	0	2005
	10.097209	11.704869	15.92%	0	2004
	7.685015	10.097209	31.39%	0	2003
	10.000000	7.685015	-23.15%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.564109	15.338664	22.08%	0	2010
	7.185023	12.564109	74.87%	0	2009
	15.403654	7.185023	-53.36%	0	2008
	12.323352	15.403654	25.00%	0	2007
	8.606007	12.323352	43.19%	0	2006
	6.679058	8.606007	28.85%	0	2005
	5.762859	6.679058	15.90%	0	2004
	4.386570	5.762859	31.38%	0	2003
	6.050905	4.386570	-27.51%	0	2002
	8.094029	6.050905	-25.24%	0	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.104773	13.387449	20.56%	0	2010
	8.975741	11.104773	23.72%	0	2009
	13.762347	8.975741	-34.78%	0	2008
	13.757803	13.762347	0.03%	0	2007
	12.057414	13.757803	14.10%	0	2006
	11.305196	12.057414	6.65%	0	2005
	10.000000	11.305196	13.05%	0	2004*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.396909	12.377556	8.60%	0	2010
	9.531284	11.396909	19.57%	0	2009
	14.513012	9.531284	-34.33%	0	2008
	13.815096	14.513012	5.05%	0	2007
	11.739316	13.815096	17.68%	0	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.673806	6.74%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.438083	9.703386	2.81%	0	2010
	8.528554	9.438083	10.66%	0	2009
	10.088638	8.528554	-15.46%	0	2008
	9.862159	10.088638	2.30%	0	2007
	9.691599	9.862159	1.76%	0	2006
	9.782990	9.691599	-0.93%	0	2005
	9.940968	9.782990	-1.59%	0	2004
	10.000000	9.940968	-0.59%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.354373	10.926195	16.80%	0	2010
	7.803826	9.354373	19.87%	0	2009
	13.204161	7.803826	-40.90%	0	2008
	13.454464	13.204161	-1.86%	0	2007
	13.089943	13.454464	2.78%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.353070	12.420640	19.97%	0	2010
	8.067051	10.353070	28.34%	0	2009
	13.642711	8.067051	-40.87%	0	2008
	12.984274	13.642711	5.07%	0	2007
	11.693516	12.984274	11.04%	0	2006
	11.205685	11.693516	4.35%	0	2005
	10.000000	11.205685	12.06%	0	2004*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.817024	5.609306	16.45%	0	2010
	3.695864	4.817024	30.34%	0	2009
	6.175207	3.695864	-40.15%	0	2008
	5.290573	6.175207	16.72%	0	2007
	5.102822	5.290573	3.68%	0	2006
	4.906318	5.102822	4.01%	0	2005
	4.645451	4.906318	5.62%	0	2004
	3.583776	4.645451	29.62%	0	2003
	5.149067	3.583776	-30.40%	0	2002
	7.338737	5.149067	-29.84%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.366751	13.702307	10.80%	0	2010
	10.000000	12.366751	23.67%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.899746	9.735136	9.39%	0	2010
	7.384802	8.899746	20.51%	0	2009
	10.769435	7.384802	-31.43%	0	2008
	10.391833	10.769435	3.63%	0	2007
	10.000000	10.391833	3.92%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.053791	10.405675	3.50%	0	2010
	9.180297	10.053791	9.51%	0	2009
	10.431022	9.180297	-11.99%	0	2008
	10.374046	10.431022	0.55%	0	2007
	10.000000	10.374046	3.74%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.873794	10.731545	8.69%	0	2010
	7.140620	9.873794	38.28%	0	2009
	11.917257	7.140620	-40.08%	0	2008
	10.672505	11.917257	11.66%	0	2007
	10.000000	10.672505	6.73%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.228464	9.497129	15.42%	0	2010
	6.071730	8.228464	35.52%	0	2009
	11.146413	6.071730	-45.53%	0	2008
	10.202232	11.146413	9.25%	0	2007
	10.000000	10.202232	2.02%	0	2006*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.514524	8.143431	8.37%	0	2010
	5.888236	7.514524	27.62%	0	2009
	9.736275	5.888236	-39.52%	0	2008
	10.000000	9.736275	-2.64%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.053721	14.423884	10.50%	0	2010
	9.155969	13.053721	42.57%	0	2009
	13.021003	9.155969	-29.68%	0	2008
	12.930728	13.021003	0.70%	0	2007
	11.971599	12.930728	8.01%	0	2006
	11.973871	11.971599	-0.02%	0	2005
	11.137447	11.973871	7.51%	0	2004
	9.327818	11.137447	19.40%	0	2003
	9.253812	9.327818	0.80%	0	2002
	9.094356	9.253812	1.75%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.306291	12.493682	10.50%	0	2010
	7.925884	11.306291	42.65%	0	2009
	11.288687	7.925884	-29.79%	0	2008
	11.206774	11.288687	0.73%	0	2007
	10.375946	11.206774	8.01%	0	2006
	10.000000	10.375946	3.76%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.618363	8.600540	12.89%	0	2010
	5.100456	7.618363	49.37%	0	2009
	10.000000	5.100456	-49.00%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.810426	9.425564	20.68%	0	2010
	6.080844	7.810426	28.44%	0	2009
	10.000000	6.080844	-39.19%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	7.962997	8.938980	12.26%	0	2010
	6.311827	7.962997	26.16%	0	2009
	10.000000	6.311827	-36.88%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.200321	9.919113	7.81%	0	2010
	7.863141	9.200321	17.01%	0	2009
	10.000000	7.863141	-21.37%	0	2008*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.664336	9.509062	9.75%	0	2010
	7.146054	8.664336	21.25%	0	2009
	10.000000	7.146054	-28.54%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	9.938708	10.365215	4.29%	0	2010
	9.005325	9.938708	10.36%	0	2009
	10.000000	9.005325	-9.95%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	8.932762	9.714820	8.75%	0	2010
	7.501354	8.932762	19.08%	0	2009
	10.000000	7.501354	-24.99%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.387218	9.280464	10.65%	0	2010
	6.785554	8.387218	23.60%	0	2009
	10.000000	6.785554	-32.14%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.469522	10.082438	6.47%	0	2010
	8.240441	9.469522	14.92%	0	2009
	10.000000	8.240441	-17.60%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.398468	10.870666	4.54%	0	2010
	9.788780	10.398468	6.23%	0	2009
	10.000000	9.788780	-2.11%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.111871	11.731232	5.57%	0	2010
	9.772882	11.111871	13.70%	0	2009
	10.000000	9.772882	-2.27%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.422481	23.169005	13.45%	0	2010
	12.805875	20.422481	59.48%	0	2009
	31.050707	12.805875	-58.76%	0	2008
	21.844707	31.050707	42.14%	0	2007
	16.361176	21.844707	33.52%	0	2006
	12.631012	16.361176	29.53%	0	2005
	10.712671	12.631012	17.91%	0	2004
	6.637825	10.712671	61.39%	0	2003
	8.019048	6.637825	-17.22%	0	2002
	8.662437	8.019048	-7.43%	0	2001

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	22.897723	25.985848	13.49%	0	2010
	14.342993	22.897723	59.64%	0	2009
	34.833681	14.342993	-58.82%	0	2008
	24.511262	34.833681	42.11%	0	2007
	18.368251	24.511262	33.44%	0	2006
	14.178604	18.368251	29.55%	0	2005
	12.023904	14.178604	17.92%	0	2004
	7.452299	12.023904	61.34%	0	2003
	10.000000	7.452299	-25.48%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.142504	14.470579	2.32%	0	2010
	14.103648	14.142504	0.28%	0	2009
	13.407944	14.103648	5.19%	0	2008
	12.814982	13.407944	4.63%	0	2007
	12.698230	12.814982	0.92%	0	2006
	12.592015	12.698230	0.84%	0	2005
	12.487665	12.592015	0.84%	0	2004
	12.537438	12.487665	-0.40%	0	2003
	11.568435	12.537438	8.38%	0	2002
	11.046858	11.568435	4.72%	0	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.590103	10.609647	10.63%	0	2010
	7.570718	9.590103	26.67%	0	2009
	14.373033	7.570718	-47.33%	0	2008
	11.577809	14.373033	24.14%	0	2007
	8.916272	11.577809	29.85%	0	2006
	7.011855	8.916272	27.16%	0	2005
	6.288026	7.011855	11.51%	0	2004
	4.747863	6.288026	32.44%	0	2003
	6.406644	4.747863	-25.89%	0	2002
	9.196930	6.406644	-30.34%	0	2001

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.558243	17.209091	10.61%	0	2010
	12.286951	15.558243	26.62%	0	2009
	23.319519	12.286951	-47.31%	0	2008
	18.783967	23.319519	24.15%	0	2007
	14.467421	18.783967	29.84%	0	2006
	11.380403	14.467421	27.13%	0	2005
	10.191441	11.380403	11.67%	0	2004
	7.711684	10.191441	32.16%	0	2003
	10.000000	7.711684	-22.88%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.043441	8.435671	4.88%	0	2010
	6.404701	8.043441	25.59%	0	2009
	11.525594	6.404701	-44.43%	0	2008
	10.791318	11.525594	6.80%	0	2007
	10.000000	10.791318	7.91%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.139141	12.468847	11.94%	0	2010
	8.967548	11.139141	24.22%	0	2009
	14.541280	8.967548	-38.33%	0	2008
	14.055673	14.541280	3.45%	0	2007
	12.315522	14.055673	14.13%	0	2006
	11.684267	12.315522	5.40%	0	2005
	10.493512	11.684267	11.35%	0	2004
	8.148907	10.493512	28.77%	0	2003
	10.000000	8.148907	-18.51%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.456955	12.285861	7.23%	0	2010
	10.000000	11.456955	14.57%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.012377	13.141486	9.40%	0	2010
	10.000000	12.012377	20.12%	0	2009*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.135867	11.515011	3.40%	0	2010
	10.454125	11.135867	6.52%	0	2009
	11.391872	10.454125	-8.23%	0	2008
	11.071729	11.391872	2.89%	0	2007
	10.679155	11.071729	3.68%	0	2006
	10.585388	10.679155	0.89%	0	2005
	10.358212	10.585388	2.19%	0	2004
	9.830211	10.358212	5.37%	0	2003
	10.000000	9.830211	-1.70%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.355232	12.032852	5.97%	0	2010
	10.150434	11.355232	11.87%	0	2009
	12.235571	10.150434	-17.04%	0	2008
	11.837986	12.235571	3.36%	0	2007
	11.180361	11.837986	5.88%	0	2006
	10.957118	11.180361	2.04%	0	2005
	10.471145	10.957118	4.64%	0	2004
	9.431089	10.471145	11.03%	0	2003
	10.000000	9.431089	-5.69%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.287808	12.225672	8.31%	0	2010
	9.702771	11.287808	16.34%	0	2009
	12.937452	9.702771	-25.00%	0	2008
	12.540751	12.937452	3.16%	0	2007
	11.532407	12.540751	8.74%	0	2006
	11.210038	11.532407	2.88%	0	2005
	10.480363	11.210038	6.96%	0	2004
	8.939839	10.480363	17.23%	0	2003
	10.000000	8.939839	-10.60%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.346772	12.502385	10.18%	0	2010
	9.341269	11.346772	21.47%	0	2009
	13.943417	9.341269	-33.01%	0	2008
	13.453385	13.943417	3.64%	0	2007
	12.027359	13.453385	11.86%	0	2006
	11.502471	12.027359	4.56%	0	2005
	10.508428	11.502471	9.46%	0	2004
	8.497120	10.508428	23.67%	0	2003
	10.000000	8.497120	-15.03%	0	2002*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.388376	16.499698	23.24%	0	2010
	10.025614	13.388376	33.54%	0	2009
	16.159826	10.025614	-37.96%	0	2008
	15.387620	16.159826	5.02%	0	2007
	14.338902	15.387620	7.31%	0	2006
	13.098136	14.338902	9.47%	0	2005
	11.589956	13.098136	13.01%	0	2004
	8.814253	11.589956	31.49%	0	2003
	10.657669	8.814253	-17.30%	0	2002
	11.060235	10.657669	-3.64%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.208874	9.968980	-2.35%	0	2010
	10.450168	10.208874	-2.31%	0	2009
	10.486302	10.450168	-0.34%	0	2008
	10.248862	10.486302	2.32%	0	2007
	10.039984	10.248862	2.08%	0	2006
	10.013760	10.039984	0.26%	0	2005
	10.172211	10.013760	-1.56%	0	2004
	10.352242	10.172211	-1.74%	0	2003
	10.474480	10.352242	-1.17%	0	2002
	10.354832	10.474480	1.16%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.913017	13.944711	7.99%	0	2010
	10.631639	12.913017	21.46%	0	2009
	13.163740	10.631639	-19.24%	0	2008
	12.886250	13.163740	2.15%	0	2007
	12.586525	12.886250	2.38%	0	2006
	12.613599	12.586525	-0.21%	0	2005
	12.124897	12.613599	4.03%	0	2004
	11.074752	12.124897	9.48%	0	2003
	10.578774	11.074752	4.69%	0	2002
	10.399162	10.578774	1.73%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.364881	14.896162	11.46%	0	2010
	10.000000	13.364881	33.65%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.053108	8.967868	11.36%	0	2010
	6.043471	8.053108	33.25%	0	2009
	10.000000	6.043471	-39.57%	0	2008*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.083780	14.593726	3.62%	0	2010
	11.108282	14.083780	26.79%	0	2009
	21.197999	11.108282	-47.60%	0	2008
	21.092723	21.197999	0.50%	0	2007
	17.596261	21.092723	19.87%	0	2006
	16.080201	17.596261	9.43%	0	2005
	13.692716	16.080201	17.44%	0	2004
	10.000000	13.692716	36.93%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.938320	8.954267	12.80%	0	2010
	6.264075	7.938320	26.73%	0	2009
	10.000000	6.264075	-37.36%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.349387	3.49%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.774100	8.559142	10.10%	0	2010
	6.248393	7.774100	24.42%	0	2009
	10.000000	6.248393	-37.52%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.672185	9.501362	23.84%	0	2010
	6.180550	7.672185	24.13%	0	2009
	10.000000	6.180550	-38.19%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.473892	9.899476	16.82%	0	2010
	6.651221	8.473892	27.40%	0	2009
	10.000000	6.651221	-33.49%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	4.723365	5.786269	22.50%	0	2010
	3.794911	4.723365	24.47%	0	2009
	7.253569	3.794911	-47.68%	0	2008
	6.769080	7.253569	7.16%	0	2007
	6.716194	6.769080	0.79%	0	2006
	6.362514	6.716194	5.56%	0	2005
	5.744875	6.362514	10.75%	0	2004
	4.381569	5.744875	31.11%	0	2003
	6.726308	4.381569	-34.86%	0	2002
	7.726928	6.726308	-12.95%	0	2001

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.681321	18.150860	23.63%	0	2010
	11.911955	14.681321	23.25%	0	2009
	17.980292	11.911955	-33.75%	0	2008
	19.779220	17.980292	-9.10%	0	2007
	17.267657	19.779220	14.54%	0	2006
	17.154808	17.267657	0.66%	0	2005
	14.976760	17.154808	14.54%	0	2004
	9.777540	14.976760	53.18%	0	2003
	13.747558	9.777540	-28.88%	0	2002
	10.976551	13.747558	25.24%	0	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	11.208133	13.716237	22.38%	0	2010
	8.520932	11.208133	31.54%	0	2009
	14.117960	8.520932	-39.64%	0	2008
	14.157788	14.117960	-0.28%	0	2007
	12.939833	14.157788	9.41%	0	2006
	11.797148	12.939833	9.69%	0	2005
	10.150131	11.797148	16.23%	0	2004
	7.370966	10.150131	37.70%	0	2003
	9.130869	7.370966	-19.27%	0	2002
	10.024193	9.130869	-8.91%	0	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.901068	8.753240	10.79%	0	2010
	6.416688	7.901068	23.13%	0	2009
	11.243898	6.416688	-42.93%	0	2008
	10.645051	11.243898	5.63%	0	2007
	9.593135	10.645051	10.97%	0	2006
	9.142914	9.593135	4.92%	0	2005
	8.531017	9.142914	7.17%	0	2004
	6.851145	8.531017	24.52%	0	2003
	8.489471	6.851145	-19.30%	0	2002
	9.860642	8.489471	-13.91%	0	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.099743	9.025690	27.13%	0	2010
	5.557199	7.099743	27.76%	0	2009
	10.000000	5.557199	-44.43%	0	2008*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.236421	10.237763	0.01%	0	2010
	9.786923	10.236421	4.59%	0	2009
	10.000000	9.786923	-2.13%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.426035	9.171089	8.84%	0	2010
	6.902839	8.426035	22.07%	0	2009
	12.701337	6.902839	-45.65%	0	2008
	10.849580	12.701337	17.07%	0	2007
	8.825674	10.849580	22.93%	0	2006
	7.572942	8.825674	16.54%	0	2005
	6.704779	7.572942	12.95%	0	2004
	5.046292	6.704779	32.87%	0	2003
	6.926565	5.046292	-27.15%	0	2002
	8.738100	6.926565	-20.73%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	16.928833	18.409654	8.75%	0	2010
	13.869177	16.928833	22.06%	0	2009
	25.512771	13.869177	-45.64%	0	2008
	21.785558	25.512771	17.11%	0	2007
	17.731453	21.785558	22.86%	0	2006
	15.214562	17.731453	16.54%	0	2005
	13.470368	15.214562	12.95%	0	2004
	10.000000	13.470368	34.70%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.854454	13.657171	6.24%	0	2010
	10.000000	12.854454	28.54%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.829265	13.323024	3.85%	0	2010
	10.000000	12.829265	28.29%	0	2009*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.674060	7.545282	13.05%	0	2010
	5.316780	6.674060	25.53%	0	2009
	8.641691	5.316780	-38.48%	0	2008
	9.051473	8.641691	-4.53%	0	2007
	7.996733	9.051473	13.19%	0	2006
	7.855009	7.996733	1.80%	0	2005
	6.845985	7.855009	14.74%	0	2004
	5.333933	6.845985	28.35%	0	2003
	7.297305	5.333933	-26.91%	0	2002
	8.508038	7.297305	-14.23%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.162522	7.652986	6.85%	0	2010
	5.075378	7.162522	41.12%	0	2009
	9.540588	5.075378	-46.80%	0	2008
	8.560216	9.540588	11.45%	0	2007
	8.120254	8.560216	5.42%	0	2006
	7.911700	8.120254	2.64%	0	2005
	7.576537	7.911700	4.42%	0	2004
	5.925190	7.576537	27.87%	0	2003
	8.296362	5.925190	-28.58%	0	2002
	9.719952	8.296362	-14.65%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.453709	19.766611	13.25%	0	2010
	12.794666	17.453709	36.41%	0	2009
	21.909611	12.794666	-41.60%	0	2008
	21.102399	21.909611	3.83%	0	2007
	18.360965	21.102399	14.93%	0	2006
	16.443768	18.360965	11.66%	0	2005
	14.127467	16.443768	16.40%	0	2004
	10.000000	14.127467	41.27%	0	2003*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.644974	12.054622	13.24%	0	2010
	7.799256	10.644974	36.49%	0	2009
	13.354182	7.799256	-41.60%	0	2008
	12.864419	13.354182	3.81%	0	2007
	11.192856	12.864419	14.93%	0	2006
	10.026745	11.192856	11.63%	0	2005
	8.616696	10.026745	16.36%	0	2004
	6.169578	8.616696	39.66%	0	2003
	8.114391	6.169578	-23.97%	0	2002
	9.448430	8.114391	-14.12%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.425752	2.716635	11.99%	0	2010
	1.959797	2.425752	23.78%	0	2009
	9.508614	1.959797	-79.39%	0	2008
	10.000000	9.508614	-4.91%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.595532	2.910002	12.12%	0	2010
	2.120995	2.595532	22.37%	0	2009
	10.184946	2.120995	-79.18%	0	2008
	10.442033	10.184946	-2.46%	0	2007
	10.000000	10.442033	4.42%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	7.348306	8.331634	13.38%	0	2010
	5.865960	7.348306	25.27%	0	2009
	9.763419	5.865960	-39.92%	0	2008
	9.576043	9.763419	1.96%	0	2007
	8.524930	9.576043	12.33%	0	2006
	8.237190	8.524930	3.49%	0	2005
	7.706387	8.237190	6.89%	0	2004
	6.227682	7.706387	23.74%	0	2003
	7.854137	6.227682	-20.71%	0	2002
	8.954125	7.854137	-12.28%	0	2001

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.795102	9.393796	20.51%	0	2010
	5.818513	7.795102	33.97%	0	2009
	9.584717	5.818513	-39.29%	0	2008
	9.936910	9.584717	-3.54%	0	2007
	10.000000	9.936910	-0.63%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	3.808825	4.740964	24.47%	0	2010
	2.941370	3.808825	29.49%	0	2009
	5.914359	2.941370	-50.27%	0	2008
	5.696738	5.914359	3.82%	0	2007
	5.666015	5.696738	0.54%	0	2006
	5.165208	5.666015	9.70%	0	2005
	4.416101	5.165208	16.96%	0	2004
	3.600785	4.416101	22.64%	0	2003
	5.106824	3.600785	-29.49%	0	2002
	7.610281	5.106824	-32.90%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.793425	11.527596	6.80%	0	2010
	10.000000	10.793425	7.93%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.872327	11.167393	2.71%	0	2010
	10.000000	10.872327	8.72%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.413884	12.049733	5.57%	0	2010
	9.876563	11.413884	15.57%	0	2009
	10.878399	9.876563	-9.21%	0	2008
	10.069641	10.878399	8.03%	0	2007
	10.000000	10.069641	0.70%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.473543	13.168655	5.57%	0	2010
	11.202231	12.473543	11.35%	0	2009
	10.951742	11.202231	2.29%	0	2008
	10.314928	10.951742	6.17%	0	2007
	10.000000	10.314928	3.15%	0	2006*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.493415	12.048115	26.91%	0	2010
	6.151367	9.493415	54.33%	0	2009
	11.104898	6.151367	-44.61%	0	2008
	10.938569	11.104898	1.52%	0	2007
	10.000000	10.938569	9.39%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.632095	9.751936	12.97%	0	2010
	7.383165	8.632095	16.92%	0	2009
	12.271850	7.383165	-39.84%	0	2008
	11.543155	12.271850	6.31%	0	2007
	10.000000	11.543155	15.43%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.396090	8.968432	21.26%	0	2010
	5.261144	7.396090	40.58%	0	2009
	8.974910	5.261144	-41.38%	0	2008
	10.262549	8.974910	-12.55%	0	2007
	10.000000	10.262549	2.63%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	9.885573	10.672985	7.97%	0	2010
	8.058208	9.885573	22.68%	0	2009
	11.335616	8.058208	-28.91%	0	2008
	10.948825	11.335616	3.53%	0	2007
	10.000000	10.948825	9.49%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	8.881142	10.113549	13.88%	0	2010
	6.837770	8.881142	29.88%	0	2009
	11.372884	6.837770	-39.88%	0	2008
	11.329103	11.372884	0.39%	0	2007
	10.000000	11.329103	13.29%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.090996	13.628997	12.72%	0	2010
	7.167342	12.090996	68.70%	0	2009
	10.482672	7.167342	-31.63%	0	2008
	10.517998	10.482672	-0.34%	0	2007
	10.000000	10.517998	5.18%	0	2006*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.560916	12.569905	19.02%	0	2010
	6.935707	10.560916	52.27%	0	2009
	11.565631	6.935707	-40.03%	0	2008
	10.744085	11.565631	7.65%	0	2007
	10.000000	10.744085	7.44%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.438852	12.008085	15.03%	0	2010
	7.427400	10.438852	40.55%	0	2009
	10.633086	7.427400	-30.15%	0	2008
	10.691588	10.633086	-0.55%	0	2007
	10.000000	10.691588	6.92%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.218453	9.170562	27.04%	0	2010
	5.467774	7.218453	32.02%	0	2009
	10.610435	5.467774	-48.47%	0	2008
	10.290507	10.610435	3.11%	0	2007
	10.000000	10.290507	2.91%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	7.884099	8.980699	13.91%	0	2010
	6.057708	7.884099	30.15%	0	2009
	9.858317	6.057708	-38.55%	0	2008
	10.762168	9.858317	-8.40%	0	2007
	10.000000	10.762168	7.62%	0	2006*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.537067	9.331124	9.30%	0	2010
	7.377915	8.537067	15.71%	0	2009
	12.075951	7.377915	-38.90%	0	2008
	13.139431	12.075951	-8.09%	0	2007
	11.093556	13.139431	18.44%	0	2006
	10.625998	11.093556	4.40%	0	2005
	9.614772	10.625998	10.52%	0	2004
	7.964737	9.614772	20.72%	0	2003
	10.150664	7.964737	-21.53%	0	2002
	10.000000	10.150664	1.51%	0	2001*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.073614	10.187630	12.28%	0	2010
	7.419163	9.073614	22.30%	0	2009
	12.299265	7.419163	-39.68%	0	2008
	12.341798	12.299265	-0.34%	0	2007
	10.920607	12.341798	13.01%	0	2006
	10.473787	10.920607	4.27%	0	2005
	9.584229	10.473787	9.28%	0	2004
	7.822004	9.584229	22.53%	0	2003
	10.172629	7.822004	-23.11%	0	2002
	10.000000	10.172629	1.73%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.470052	4.70%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.991546	10.453898	4.63%	0	2010
	9.331893	9.991546	7.07%	0	2009
	10.642560	9.331893	-12.32%	0	2008
	10.336374	10.642560	2.96%	0	2007
	10.000000	10.336374	3.36%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.862467	23.429368	7.17%	0	2010
	17.194089	21.862467	27.15%	0	2009
	20.709644	17.194089	-16.98%	0	2008
	19.910144	20.709644	4.02%	0	2007
	18.399449	19.910144	8.21%	0	2006
	16.784659	18.399449	9.62%	0	2005
	15.617128	16.784659	7.48%	0	2004
	12.507520	15.617128	24.86%	0	2003
	11.727023	12.507520	6.66%	0	2002
	10.908993	11.727023	7.50%	0	2001

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	11.941311	12.323688	3.20%	0	2010
	9.227135	11.941311	29.42%	0	2009
	17.064993	9.227135	-45.93%	0	2008
	15.252481	17.064993	11.88%	0	2007
	12.481373	15.252481	22.20%	0	2006
	11.507166	12.481373	8.47%	0	2005
	10.038449	11.507166	14.63%	0	2004
	8.067811	10.038449	24.43%	0	2003
	10.000000	8.067811	-19.32%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.180926	26.240380	23.89%	0	2010
	10.164201	21.180926	108.39%	0	2009
	29.531906	10.164201	-65.58%	0	2008
	21.986528	29.531906	34.32%	0	2007
	16.135026	21.986528	36.27%	0	2006
	12.529523	16.135026	28.78%	0	2005
	10.000000	12.529523	25.30%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	15.976616	19.789157	23.86%	0	2010
	7.674623	15.976616	108.17%	0	2009
	22.316926	7.674623	-65.61%	0	2008
	16.609059	22.316926	34.37%	0	2007
	12.192435	16.609059	36.22%	0	2006
	9.458423	12.192435	28.91%	0	2005
	7.693914	9.458423	22.93%	0	2004
	5.109807	7.693914	50.57%	0	2003
	5.389321	5.109807	-5.19%	0	2002
	5.621762	5.389321	-4.13%	0	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.642298	32.365995	26.22%	0	2010
	16.660041	25.642298	53.91%	0	2009
	31.653466	16.660041	-47.37%	0	2008
	22.307597	31.653466	41.90%	0	2007
	18.342194	22.307597	21.62%	0	2006
	12.387689	18.342194	48.07%	0	2005
	10.000000	12.387689	23.88%	0	2004*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	31.743877	40.061236	26.20%	0	2010
	20.635410	31.743877	53.83%	0	2009
	39.226806	20.635410	-47.39%	0	2008
	27.639443	39.226806	41.92%	0	2007
	22.734460	27.639443	21.58%	0	2006
	15.348524	22.734460	48.12%	0	2005
	12.652194	15.348524	21.31%	0	2004
	8.948634	12.652194	41.39%	0	2003
	9.431352	8.948634	-5.12%	0	2002
	10.786422	9.431352	-12.56%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	9.669974	10.608559	9.71%	0	2010
	7.793629	9.669974	24.08%	0	2009
	12.845907	7.793629	-39.33%	0	2008
	11.965856	12.845907	7.35%	0	2007
	10.778386	11.965856	11.02%	0	2006
	10.149298	10.778386	6.20%	0	2005
	9.477423	10.149298	7.09%	0	2004
	7.190699	9.477423	31.80%	0	2003
	9.619117	7.190699	-25.25%	0	2002
	9.820833	9.619117	-2.05%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.993930	16.086009	23.80%	0	2010
	10.000000	12.993930	29.94%	0	2009*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.164361	16.265146	23.55%	0	2010
	9.454876	13.164361	39.23%	0	2009
	15.077839	9.454876	-37.29%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.382890	11.678486	2.60%	0	2010
	10.581877	11.382890	7.57%	0	2009
	11.017114	10.581877	-3.95%	0	2008
	10.310617	11.017114	6.85%	0	2007
	10.398399	10.310617	-0.84%	0	2006
	10.489471	10.398399	-0.87%	0	2005
	10.157199	10.489471	3.27%	0	2004
	10.000000	10.157199	1.57%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.363924	8.204101	11.41%	0	2010
	6.388857	7.363924	15.26%	0	2009
	10.007549	6.388857	-36.16%	0	2008
	10.261944	10.007549	-2.48%	0	2007
	8.979194	10.261944	14.29%	0	2006
	8.792164	8.979194	2.13%	0	2005
	7.972455	8.792164	10.28%	0	2004
	6.314735	7.972455	26.25%	0	2003
	8.024694	6.314735	-21.31%	0	2002
	8.972837	8.024694	-10.57%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.757778	7.472549	10.58%	0	2010
	5.176200	6.757778	30.55%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.798139	11.404442	16.39%	0	2010
	7.725629	9.798139	26.83%	0	2009
	10.463533	7.725629	-26.17%	0	2008
	10.975322	10.463533	-4.66%	0	2007
	10.000000	10.975322	9.75%	0	2006*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.234110	15.757568	10.70%	0	2010
	12.167297	14.234110	16.99%	0	2009
	17.025936	12.167297	-28.54%	0	2008
	18.392029	17.025936	-7.43%	0	2007
	15.880613	18.392029	15.81%	0	2006
	15.490196	15.880613	2.52%	0	2005
	13.881342	15.490196	11.59%	0	2004
	11.028599	13.881342	25.87%	0	2003
	12.932209	11.028599	-14.72%	0	2002
	11.745952	12.932209	10.10%	0	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	11.982048	12.836169	7.13%	0	2010
	10.000000	11.982048	19.82%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.095439	11.058600	9.54%	0	2010
	10.000000	10.095439	0.95%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.811329	12.077792	11.71%	0	2010
	10.000000	10.811329	8.11%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.262678	13.831700	22.81%	0	2010
	9.229802	11.262678	22.03%	0	2009
	13.689034	9.229802	-32.58%	0	2008
	14.120064	13.689034	-3.05%	0	2007
	12.644168	14.120064	11.67%	0	2006
	12.080299	12.644168	4.67%	0	2005
	10.154841	12.080299	18.96%	0	2004
	7.551312	10.154841	34.48%	0	2003
	10.000000	7.551312	-24.49%	0	2002*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.568169	6.239837	12.06%	0	2010
	4.265298	5.568169	30.55%	0	2009
	6.664689	4.265298	-36.00%	0	2008
	6.336173	6.664689	5.18%	0	2007
	5.944596	6.336173	6.59%	0	2006
	5.877830	5.944596	1.14%	0	2005
	5.670198	5.877830	3.66%	0	2004
	4.610579	5.670198	22.98%	0	2003
	6.648678	4.610579	-30.65%	0	2002
	8.800025	6.648678	-24.45%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.105758	7.964451	12.08%	0	2010
	5.762871	7.105758	23.30%	0	2009
	9.393958	5.762871	-38.65%	0	2008
	9.145601	9.393958	2.72%	0	2007
	8.112547	9.145601	12.73%	0	2006
	7.938978	8.112547	2.19%	0	2005
	7.351863	7.938978	7.99%	0	2004
	5.868053	7.351863	25.29%	0	2003
	7.744438	5.868053	-24.23%	0	2002
	9.036946	7.744438	-14.30%	0	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.461695	9.523816	12.55%	0	2010
	7.073937	8.461695	19.62%	0	2009
	10.288511	7.073937	-31.24%	0	2008
	9.840986	10.288511	4.55%	0	2007
	8.655977	9.840986	13.69%	0	2006
	8.496247	8.655977	1.88%	0	2005
	8.286969	8.496247	2.53%	0	2004
	7.007185	8.286969	18.26%	0	2003
	8.620573	7.007185	-18.72%	0	2002
	9.740687	8.620573	-11.50%	0	2001

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.915300	14.186660	1.95%	0	2010
	10.885799	13.915300	27.83%	0	2009
	17.795478	10.885799	-38.83%	0	2008
	17.508259	17.795478	1.64%	0	2007
	14.631179	17.508259	19.66%	0	2006
	13.396995	14.631179	9.21%	0	2005
	11.436400	13.396995	17.14%	0	2004
	8.593191	11.436400	33.09%	0	2003
	10.031243	8.593191	-14.34%	0	2002
	10.000000	10.031243	0.31%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	7.982242	10.217728	28.01%	0	2010
	6.489021	7.982242	23.01%	0	2009
	10.654214	6.489021	-39.09%	0	2008
	12.275424	10.654214	-13.21%	0	2007
	12.119579	12.275424	1.29%	0	2006
	11.735886	12.119579	3.27%	0	2005
	10.799675	11.735886	8.67%	0	2004
	8.402237	10.799675	28.53%	0	2003
	10.644833	8.402237	-21.07%	0	2002
	10.000000	10.644833	6.45%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.873250	14.691894	5.90%	0	2010
	11.802415	13.873250	17.55%	0	2009
	13.043229	11.802415	-9.51%	0	2008
	12.682887	13.043229	2.84%	0	2007
	12.475631	12.682887	1.66%	0	2006
	12.617862	12.475631	-1.13%	0	2005
	12.476492	12.617862	1.13%	0	2004
	12.215805	12.476492	2.13%	0	2003*
	11.450466	12.215805	6.68%	0	2002
	10.862915	11.450466	5.41%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.802833	10.786339	10.03%	0	2010
	8.089903	9.802833	21.17%	0	2009
	11.063337	8.089903	-26.88%	0	2008
	10.434691	11.063337	6.02%	0	2007
	10.000000	10.434691	4.35%	0	2006*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.277040	10.369326	11.77%	0	2010
	7.381128	9.277040	25.69%	0	2009
	11.239575	7.381128	-34.33%	0	2008
	10.454528	11.239575	7.51%	0	2007
	10.000000	10.454528	4.55%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.810741	9.975348	13.22%	0	2010
	6.869912	8.810741	28.25%	0	2009
	11.367516	6.869912	-39.57%	0	2008
	10.474525	11.367516	8.53%	0	2007
	10.000000	10.474525	4.75%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	10.262791	11.730423	14.30%	0	2010
	7.750833	10.262791	32.41%	44	2009
	13.839411	7.750833	-43.99%	0	2008
	12.068543	13.839411	14.67%	0	2007
	11.080287	12.068543	8.92%	0	2006
	9.715084	11.080287	14.05%	0	2005
	8.630103	9.715084	12.57%	0	2004
	6.888902	8.630103	25.28%	0	2003
	7.792914	6.888902	-11.60%	0	2002
	9.112186	7.792914	-14.48%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.477929	9.859796	16.30%	0	2010
	5.886190	8.477929	44.03%	0	2009
	13.228130	5.886190	-55.50%	0	2008
	9.307139	13.228130	42.13%	0	2007
	10.000000	9.307139	-6.93%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.661076	10.852111	12.33%	0	2010
	7.612543	9.661076	26.91%	0	2009
	13.614090	7.612543	-44.08%	0	2008
	13.755727	13.614090	-1.03%	0	2007
	11.736316	13.755727	17.21%	0	2006
	11.369410	11.736316	3.23%	0	2005
	10.458473	11.369410	8.71%	0	2004
	8.228682	10.458473	27.10%	0	2003
	10.157909	8.228682	-18.99%	0	2002
	10.967362	10.157909	-7.38%	0	2001

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.763611	6.956080	20.69%	0	2010
	4.052513	5.763611	42.22%	0	2009
	9.240229	4.052513	-56.14%	0	2008
	7.695417	9.240229	20.07%	0	2007
	7.487253	7.695417	2.78%	0	2006
	7.046363	7.487253	6.26%	0	2005
	6.743547	7.046363	4.49%	0	2004
	5.328641	6.743547	26.55%	0	2003
	6.992348	5.328641	-23.79%	0	2002
	8.374665	6.992348	-16.51%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.235077	6.338755	21.08%	0	2010
	4.185642	5.235077	25.07%	0	2009
	8.128071	4.185642	-48.50%	0	2008
	6.564934	8.128071	23.81%	0	2007
	6.301719	6.564934	4.18%	0	2006
	6.109604	6.301719	3.14%	0	2005
	6.062008	6.109604	0.79%	0	2004
	4.677524	6.062008	29.60%	0	2003
	6.866341	4.677524	-31.88%	0	2002
	8.552504	6.866341	-19.72%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.880670	10.973294	11.06%	0	2010
	7.041162	9.880670	40.33%	0	2009
	9.627393	7.041162	-26.86%	0	2008
	9.610112	9.627393	0.18%	0	2007
	8.855830	9.610112	8.52%	0	2006
	8.849692	8.855830	0.07%	0	2005
	8.283036	8.849692	6.84%	0	2004
	6.683879	8.283036	23.93%	0	2003
	6.609095	6.683879	1.13%	0	2002
	7.687098	6.609095	-14.02%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.004362	11.098400	10.94%	0	2010
	7.121545	10.004362	40.48%	0	2009
	9.726263	7.121545	-26.78%	0	2008
	10.000000	9.726263	-2.74%	0	2007

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.245189	11.818195	5.10%	0	2010
	9.960448	11.245189	12.90%	0	2009
	10.558595	9.960448	-5.67%	0	2008
	10.382384	10.558595	1.70%	0	2007
	10.198448	10.382384	1.80%	0	2006
	10.235614	10.198448	-0.36%	0	2005
	10.053100	10.235614	1.82%	0	2004
	10.000000	10.053100	0.53%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.895540	11.174354	25.62%	0	2010
	6.509445	8.895540	36.66%	0	2009
	11.026093	6.509445	-40.96%	0	2008
	9.783530	11.026093	12.70%	0	2007
	10.000000	9.783530	-2.16%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	7.906443	8.719496	10.28%	0	2010
	6.407026	7.906443	23.40%	0	2009
	11.694938	6.407026	-45.22%	0	2008
	10.224714	11.694938	14.38%	0	2007
	8.881457	10.224714	15.12%	0	2006
	7.648150	8.881457	16.13%	0	2005
	6.904847	7.648150	10.76%	0	2004
	4.940077	6.904847	39.77%	0	2003
	6.354429	4.940077	-22.26%	0	2002
	8.271345	6.354429	-23.18%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.282915	13.548102	10.30%	0	2010
	9.949383	12.282915	23.45%	0	2009
	18.165107	9.949383	-45.23%	0	2008
	15.878983	18.165107	14.40%	0	2007
	13.792574	15.878983	15.13%	0	2006
	11.882005	13.792574	16.08%	0	2005
	10.726400	11.882005	10.77%	0	2004
	7.671655	10.726400	39.82%	0	2003
	10.000000	7.671655	-23.28%	0	2002*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	10.840862	13.380096	23.42%	0	2010
	7.056969	10.840862	53.62%	0	2009
	14.810392	7.056969	-52.35%	0	2008
	14.371820	14.810392	3.05%	0	2007
	12.671724	14.371820	13.42%	0	2006
	12.659004	12.671724	0.10%	0	2005
	11.378628	12.659004	11.25%	0	2004
	7.388252	11.378628	54.01%	0	2003
	10.000000	7.388252	-26.12%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.153879	11.166252	9.97%	0	2010
	7.672400	10.153879	32.34%	0	2009
	11.175523	7.672400	-31.35%	0	2008
	11.037182	11.175523	1.25%	0	2007
	10.000000	11.037182	10.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.914565	9.904920	25.15%	0	2010
	6.278636	7.914565	26.06%	0	2009
	9.604478	6.278636	-34.63%	0	2008
	10.081968	9.604478	-4.74%	0	2007
	10.000000	10.081968	0.82%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.325434	8.958954	7.61%	0	2010
	6.548953	8.325434	27.13%	0	2009
	10.000000	6.548953	-34.51%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.351823	11.873176	14.70%	0	2010
	6.143755	10.351823	68.49%	0	2009
	13.301249	6.143755	-53.81%	0	2008
	10.590740	13.301249	25.59%	0	2007
	10.000000	10.590740	5.91%	0	2006*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.255616	14.060126	6.07%	0	2010
	9.888869	13.255616	34.05%	0	2009
	16.953885	9.888869	-41.67%	0	2008
	15.004060	16.953885	13.00%	0	2007
	12.631213	15.004060	18.79%	0	2006
	11.713722	12.631213	7.83%	0	2005
	10.096197	11.713722	16.02%	0	2004
	7.803882	10.096197	29.37%	0	2003
	10.000000	7.803882	-21.96%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.458484	10.007769	5.81%	0	2010
	7.063581	9.458484	33.90%	0	2009
	12.142070	7.063581	-41.83%	0	2008
	10.777524	12.142070	12.66%	0	2007
	10.000000	10.777524	7.78%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.495342	15.065631	11.64%	0	2010
	11.650131	13.495342	15.84%	0	2009
	11.239015	11.650131	3.66%	0	2008
	10.372479	11.239015	8.35%	0	2007
	10.000000	10.372479	3.72%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.294763	2.95%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.268224	12.68%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	7.984288	8.999862	12.72%	0	2010
	6.756406	7.984288	18.17%	0	2009
	12.038450	6.756406	-43.88%	0	2008
	11.013028	12.038450	9.31%	0	2007
	10.614411	11.013028	3.76%	0	2006
	9.991753	10.614411	6.23%	0	2005
	9.601251	9.991753	4.07%	0	2004
	7.595032	9.601251	26.41%	0	2003
	10.287848	7.595032	-26.17%	0	2002
	10.000000	10.287848	2.88%	0	2001*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.138017	9.150609	12.44%	0	2010
	6.907074	8.138017	17.82%	0	2009
	12.335424	6.907074	-44.01%	0	2008
	11.313069	12.335424	9.04%	0	2007
	10.928474	11.313069	3.52%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.241595	11.842482	15.63%	0	2010
	7.390241	10.241595	38.58%	0	2009
	14.322348	7.390241	-48.40%	0	2008
	13.276087	14.322348	7.88%	0	2007
	11.699704	13.276087	13.47%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.145105	11.917210	6.93%	0	2010
	8.900509	11.145105	25.22%	0	2009
	13.054683	8.900509	-31.82%	0	2008
	12.373166	13.054683	5.51%	0	2007
	10.862242	12.373166	13.91%	0	2006
	10.567185	10.862242	2.79%	0	2005
	9.935862	10.567185	6.35%	0	2004
	8.181925	9.935862	21.44%	0	2003
	9.930882	8.181925	-17.61%	0	2002
	10.000000	9.930882	-0.69%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.054570	10.332788	2.77%	0	2010
	8.068748	10.054570	24.61%	0	2009
	11.582268	8.068748	-30.34%	0	2008
	10.610712	11.582268	9.16%	0	2007
	10.000000	10.610712	6.11%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.100965	9.291497	14.70%	0	2010
	6.310662	8.100965	28.37%	0	2009
	11.681918	6.310662	-45.98%	0	2008
	12.672839	11.681918	-7.82%	0	2007
	10.000000	12.672839	26.73%	0	2006*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	15.350200	16.909314	10.16%	0	2010
	11.629166	15.350200	32.00%	0	2009
	19.986121	11.629166	-41.81%	0	2008
	17.852402	19.986121	11.95%	0	2007
	14.263033	17.852402	25.17%	0	2006
	12.391145	14.263033	15.11%	0	2005
	10.238001	12.391145	21.03%	0	2004
	8.127526	10.238001	25.97%	0	2003
	10.000000	8.127526	-18.72%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.172027	20.335585	6.07%	0	2010
	10.000000	19.172027	22.05%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.230746	8.553824	3.93%	0	2010
	5.775477	8.230746	42.51%	0	2009
	10.626417	5.775477	-45.65%	0	2008
	7.969439	10.626417	33.34%	0	2007
	7.482729	7.969439	6.50%	0	2006
	6.810930	7.482729	9.86%	0	2005
	5.915457	6.810930	15.14%	0	2004
	5.040861	5.915457	17.35%	0	2003
	6.143541	5.040861	-17.95%	0	2002
	8.053910	6.143541	-23.72%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.361912	13.808350	21.53%	0	2010
	7.410355	11.361912	53.32%	0	2009
	13.533858	7.410355	-45.25%	0	2008
	11.390481	13.533858	18.82%	0	2007
	10.811429	11.390481	5.36%	0	2006
	9.949473	10.811429	8.66%	0	2005
	10.109691	9.949473	-1.58%	0	2004
	7.039813	10.109691	43.61%	0	2003
	10.000000	7.039813	-29.60%	0	2002*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.629049	4.406180	21.41%	0	2010
	2.369881	3.629049	53.13%	0	2009
	4.334094	2.369881	-45.32%	0	2008
	3.649383	4.334094	18.76%	0	2007
	3.467458	3.649383	5.25%	0	2006
	3.184614	3.467458	8.88%	0	2005
	3.244554	3.184614	-1.85%	0	2004
	2.269481	3.244554	42.96%	0	2003
	3.936867	2.269481	-42.35%	0	2002
	6.436409	3.936867	-38.83%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.972905	26.814238	22.03%	0	2010
	12.572016	21.972905	74.78%	0	2009
	26.955758	12.572016	-53.36%	0	2008
	21.567293	26.955758	24.98%	0	2007
	15.062331	21.567293	43.19%	0	2006
	11.688875	15.062331	28.86%	0	2005
	10.088564	11.688875	15.86%	0	2004
	7.682372	10.088564	31.32%	0	2003
	10.000000	7.682372	-23.18%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.500384	15.253061	22.02%	0	2010
	7.152243	12.500384	74.78%	0	2009
	15.341277	7.152243	-53.38%	0	2008
	12.279774	15.341277	24.93%	0	2007
	8.579948	12.279774	43.12%	0	2006
	6.662236	8.579948	28.78%	0	2005
	5.751283	6.662236	15.84%	0	2004
	4.379992	5.751283	31.31%	0	2003
	6.044928	4.379992	-27.54%	0	2002
	8.090205	6.044928	-25.28%	0	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.072596	13.341827	20.49%	0	2010
	8.954323	11.072596	23.66%	0	2009
	13.736567	8.954323	-34.81%	0	2008
	13.739103	13.736567	-0.02%	0	2007
	12.047181	13.739103	14.04%	0	2006
	11.301365	12.047181	6.60%	0	2005
	10.000000	11.301365	13.01%	0	2004*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.352239	12.322742	8.55%	0	2010
	9.498793	11.352239	19.51%	0	2009
	14.470962	9.498793	-34.36%	0	2008
	13.782151	14.470962	5.00%	0	2007
	11.717300	13.782151	17.62%	0	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.670183	6.70%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.405900	9.665353	2.76%	0	2010
	8.503830	9.405900	10.61%	0	2009
	10.064547	8.503830	-15.51%	0	2008
	9.843687	10.064547	2.24%	0	2007
	9.678381	9.843687	1.71%	0	2006
	9.774634	9.678381	-0.98%	0	2005
	9.937559	9.774634	-1.64%	0	2004
	10.000000	9.937559	-0.62%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.317683	10.877784	16.74%	0	2010
	7.777212	9.317683	19.81%	0	2009
	13.165890	7.777212	-40.93%	0	2008
	13.422380	13.165890	-1.91%	0	2007
	13.065402	13.422380	2.73%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.323069	12.378324	19.91%	0	2010
	8.047798	10.323069	28.27%	0	2009
	13.617155	8.047798	-40.90%	0	2008
	12.966630	13.617155	5.02%	0	2007
	11.683597	12.966630	10.98%	0	2006
	11.201903	11.683597	4.30%	0	2005
	10.000000	11.201903	12.02%	0	2004*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.792539	5.577950	16.39%	0	2010
	3.678961	4.792539	30.27%	0	2009
	6.150111	3.678961	-40.18%	0	2008
	5.271787	6.150111	16.66%	0	2007
	5.087297	5.271787	3.63%	0	2006
	4.893893	5.087297	3.95%	0	2005
	4.636063	4.893893	5.56%	0	2004
	3.578377	4.636063	29.56%	0	2003
	5.143941	3.578377	-30.44%	0	2002
	7.335214	5.143941	-29.87%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.362525	13.690618	10.74%	0	2010
	10.000000	12.362525	23.63%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.883044	9.711892	9.33%	0	2010
	7.374717	8.883044	20.45%	0	2009
	10.760245	7.374717	-31.46%	0	2008
	10.388304	10.760245	3.58%	0	2007
	10.000000	10.388304	3.88%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.034933	10.380839	3.45%	0	2010
	9.167766	10.034933	9.46%	0	2009
	10.422119	9.167766	-12.04%	0	2008
	10.370531	10.422119	0.50%	0	2007
	10.000000	10.370531	3.71%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.855254	10.705912	8.63%	0	2010
	7.130857	9.855254	38.21%	0	2009
	11.907068	7.130857	-40.11%	0	2008
	10.668873	11.907068	11.61%	0	2007
	10.000000	10.668873	6.69%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.213007	9.474450	15.36%	0	2010
	6.063428	8.213007	35.45%	0	2009
	11.136891	6.063428	-45.56%	0	2008
	10.198772	11.136891	9.20%	0	2007
	10.000000	10.198772	1.99%	0	2006*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.504244	8.128126	8.31%	0	2010
	5.883189	7.504244	27.55%	0	2009
	9.732937	5.883189	-39.55%	0	2008
	10.000000	9.732937	-2.67%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.987386	14.343240	10.44%	0	2010
	9.114099	12.987386	42.50%	0	2009
	12.968114	9.114099	-29.72%	0	2008
	12.884834	12.968114	0.65%	0	2007
	11.935199	12.884834	7.96%	0	2006
	11.943568	11.935199	-0.07%	0	2005
	11.114956	11.943568	7.45%	0	2004
	9.313744	11.114956	19.34%	0	2003
	9.244593	9.313744	0.75%	0	2002
	9.089988	9.244593	1.70%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.279336	12.457517	10.45%	0	2010
	7.911027	11.279336	42.58%	0	2009
	11.273300	7.911027	-29.83%	0	2008
	11.197258	11.273300	0.68%	0	2007
	10.372432	11.197258	7.95%	0	2006
	10.000000	10.372432	3.72%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.611833	8.588767	12.83%	0	2010
	5.098702	7.611833	49.29%	0	2009
	10.000000	5.098702	-49.01%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.803758	9.412709	20.62%	0	2010
	6.078756	7.803758	28.38%	0	2009
	10.000000	6.078756	-39.21%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	7.956194	8.926778	12.20%	0	2010
	6.309660	7.956194	26.10%	0	2009
	10.000000	6.309660	-36.90%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.192454	9.905556	7.76%	0	2010
	7.860440	9.192454	16.95%	0	2009
	10.000000	7.860440	-21.40%	0	2008*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.656945	9.496094	9.69%	0	2010
	7.143618	8.656945	21.18%	0	2009
	10.000000	7.143618	-28.56%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	9.930231	10.351065	4.24%	0	2010
	9.002246	9.930231	10.31%	0	2009
	10.000000	9.002246	-9.98%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	8.925125	9.701544	8.70%	0	2010
	7.498783	8.925125	19.02%	0	2009
	10.000000	7.498783	-25.01%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.380060	9.267801	10.59%	0	2010
	6.783234	8.380060	23.54%	0	2009
	10.000000	6.783234	-32.17%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.461446	10.068668	6.42%	0	2010
	8.237629	9.461446	14.86%	0	2009
	10.000000	8.237629	-17.62%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.389603	10.855838	4.49%	0	2010
	9.785442	10.389603	6.17%	0	2009
	10.000000	9.785442	-2.15%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.102394	11.715238	5.52%	0	2010
	9.769545	11.102394	13.64%	0	2009
	10.000000	9.769545	-2.30%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.325988	23.047750	13.39%	0	2010
	12.751903	20.325988	59.40%	0	2009
	30.935743	12.751903	-58.78%	0	2008
	21.775028	30.935743	42.07%	0	2007
	16.317327	21.775028	33.45%	0	2006
	12.603584	16.317327	29.47%	0	2005
	10.694877	12.603584	17.85%	0	2004
	6.630188	10.694877	61.31%	0	2003
	8.013930	6.630188	-17.27%	0	2002
	8.661369	8.013930	-7.48%	0	2001

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	22.807983	25.870776	13.43%	0	2010
	14.294095	22.807983	59.56%	0	2009
	34.732787	14.294095	-58.85%	0	2008
	24.452850	34.732787	42.04%	0	2007
	18.333827	24.452850	33.38%	0	2006
	14.159261	18.333827	29.48%	0	2005
	12.013648	14.159261	17.86%	0	2004
	7.449736	12.013648	61.26%	0	2003
	10.000000	7.449736	-25.50%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.070686	14.389712	2.27%	0	2010
	14.039207	14.070686	0.22%	0	2009
	13.353517	14.039207	5.13%	0	2008
	12.769517	13.353517	4.57%	0	2007
	12.659640	12.769517	0.87%	0	2006
	12.560166	12.659640	0.79%	0	2005
	12.462463	12.560166	0.78%	0	2004
	12.518543	12.462463	-0.45%	0	2003
	11.556910	12.518543	8.32%	0	2002
	11.041543	11.556910	4.67%	0	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.544765	10.554087	10.57%	0	2010
	7.538785	9.544765	26.61%	0	2009
	14.319755	7.538785	-47.35%	0	2008
	11.540830	14.319755	24.08%	0	2007
	8.892339	11.540830	29.78%	0	2006
	6.996610	8.892339	27.09%	0	2005
	6.277561	6.996610	11.45%	0	2004
	4.742390	6.277561	32.37%	0	2003
	6.402544	4.742390	-25.93%	0	2002
	9.195793	6.402544	-30.38%	0	2001

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.497293	17.132902	10.55%	0	2010
	12.245083	15.497293	26.56%	0	2009
	23.251991	12.245083	-47.34%	0	2008
	18.739211	23.251991	24.08%	0	2007
	14.440324	18.739211	29.77%	0	2006
	11.364890	14.440324	27.06%	0	2005
	10.182761	11.364890	11.61%	0	2004
	7.709045	10.182761	32.09%	0	2003
	10.000000	7.709045	-22.91%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.028332	8.415529	4.82%	0	2010
	6.395945	8.028332	25.52%	0	2009
	11.515743	6.395945	-44.46%	0	2008
	10.787646	11.515743	6.75%	0	2007
	10.000000	10.787646	7.88%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.093930	12.411894	11.88%	0	2010
	8.935727	11.093930	24.15%	0	2009
	14.497137	8.935727	-38.36%	0	2008
	14.020227	14.497137	3.40%	0	2007
	12.290743	14.020227	14.07%	0	2006
	11.666718	12.290743	5.35%	0	2005
	10.483124	11.666718	11.29%	0	2004
	8.145007	10.483124	28.71%	0	2003
	10.000000	8.145007	-18.55%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.453037	12.275380	7.18%	0	2010
	10.000000	11.453037	14.53%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.008267	13.130259	9.34%	0	2010
	10.000000	12.008267	20.08%	0	2009*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.090715	11.462444	3.35%	0	2010
	10.417058	11.090715	6.47%	0	2009
	11.357289	10.417058	-8.28%	0	2008
	11.043803	11.357289	2.84%	0	2007
	10.657666	11.043803	3.62%	0	2006
	10.569491	10.657666	0.83%	0	2005
	10.347959	10.569491	2.14%	0	2004
	9.825513	10.347959	5.32%	0	2003
	10.000000	9.825513	-1.74%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.242051	12.169890	8.25%	0	2010
	9.668385	11.242051	16.28%	0	2009
	12.898212	9.668385	-25.04%	0	2008
	12.509154	12.898212	3.11%	0	2007
	11.509236	12.509154	8.69%	0	2006
	11.193233	11.509236	2.82%	0	2005
	10.470005	11.193233	6.91%	0	2004
	8.935577	10.470005	17.17%	0	2003
	10.000000	8.935577	-10.64%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.300752	12.445307	10.13%	3,325	2010
	9.308142	11.300752	21.41%	3,325	2009
	13.901105	9.308142	-33.04%	0	2008
	13.419470	13.901105	3.59%	0	2007
	12.003160	13.419470	11.80%	0	2006
	11.485200	12.003160	4.51%	0	2005
	10.498029	11.485200	9.40%	0	2004
	8.493057	10.498029	23.61%	0	2003
	10.000000	8.493057	-15.07%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.309175	11.977909	5.91%	0	2010
	10.114447	11.309175	11.81%	0	2009
	12.198449	10.114447	-17.08%	0	2008
	11.808155	12.198449	3.31%	0	2007
	11.157886	11.808155	5.83%	0	2006
	10.940679	11.157886	1.99%	0	2005
	10.460793	10.940679	4.59%	0	2004
	9.426591	10.460793	10.97%	0	2003
	10.000000	9.426591	-5.73%	0	2002*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.320387	16.407509	23.18%	0	2010
	9.979803	13.320387	33.47%	0	2009
	16.094252	9.979803	-37.99%	0	2008
	15.333063	16.094252	4.96%	0	2007
	14.295375	15.333063	7.26%	0	2006
	13.065042	14.295375	9.42%	0	2005
	11.566587	13.065042	12.96%	0	2004
	8.800981	11.566587	31.42%	0	2003
	10.647064	8.800981	-17.34%	0	2002
	11.054931	10.647064	-3.69%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.156721	9.912974	-2.40%	0	2010
	10.402109	10.156721	-2.36%	0	2009
	10.443421	10.402109	-0.40%	0	2008
	10.212209	10.443421	2.26%	0	2007
	10.009188	10.212209	2.03%	0	2006
	9.988145	10.009188	0.21%	0	2005
	10.151390	9.988145	-1.61%	0	2004
	10.336347	10.151390	-1.79%	0	2003
	10.463756	10.336347	-1.22%	0	2002
	10.349558	10.463756	1.10%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.847408	13.866750	7.93%	0	2010
	10.583025	12.847408	21.40%	0	2009
	13.110274	10.583025	-19.28%	0	2008
	12.840528	13.110274	2.10%	0	2007
	12.548275	12.840528	2.33%	0	2006
	12.581693	12.548275	-0.27%	0	2005
	12.100413	12.581693	3.98%	0	2004
	11.058066	12.100413	9.43%	0	2003
	10.568241	11.058066	4.63%	0	2002
	10.394163	10.568241	1.67%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.360312	14.883459	11.40%	0	2010
	10.000000	13.360312	33.60%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.046239	8.955635	11.30%	0	2010
	6.041399	8.046239	33.19%	0	2009
	10.000000	6.041399	-39.59%	0	2008*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.035746	14.536516	3.57%	0	2010
	11.076069	14.035746	26.72%	0	2009
	21.147391	11.076069	-47.62%	0	2008
	21.053208	21.147391	0.45%	0	2007
	17.572265	21.053208	19.81%	0	2006
	16.066476	17.572265	9.37%	0	2005
	13.688032	16.066476	17.38%	0	2004
	10.000000	13.688032	36.88%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.931540	8.942039	12.74%	0	2010
	6.261926	7.931540	26.66%	0	2009
	10.000000	6.261926	-37.38%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.345841	3.46%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.767444	8.547450	10.04%	0	2010
	6.246255	7.767444	24.35%	0	2009
	10.000000	6.246255	-37.54%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.665624	9.488384	23.78%	0	2010
	6.178425	7.665624	24.07%	0	2009
	10.000000	6.178425	-38.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.466646	9.885962	16.76%	0	2010
	6.648947	8.466646	27.34%	0	2009
	10.000000	6.648947	-33.51%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	4.699354	5.753897	22.44%	0	2010
	3.777556	4.699354	24.40%	0	2009
	7.224106	3.777556	-47.71%	0	2008
	6.745057	7.224106	7.10%	0	2007
	6.695785	6.745057	0.74%	0	2006
	6.346423	6.695785	5.50%	0	2005
	5.733278	6.346423	10.69%	0	2004
	4.374956	5.733278	31.05%	0	2003
	6.719609	4.374956	-34.89%	0	2002
	7.723216	6.719609	-12.99%	0	2001

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.606750	18.049426	23.57%	27	2010
	11.857520	14.606750	23.19%	27	2009
	17.907314	11.857520	-33.78%	0	2008
	19.709092	17.907314	-9.14%	0	2007
	17.215222	19.709092	14.49%	0	2006
	17.111430	17.215222	0.61%	0	2005
	14.946527	17.111430	14.48%	0	2004
	9.762798	14.946527	53.10%	0	2003
	13.733887	9.762798	-28.91%	0	2002
	10.971289	13.733887	25.18%	0	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	11.151179	13.639554	22.31%	0	2010
	8.481978	11.151179	31.47%	0	2009
	14.060634	8.481978	-39.68%	0	2008
	14.107565	14.060634	-0.33%	0	2007
	12.900521	14.107565	9.36%	0	2006
	11.767300	12.900521	9.63%	0	2005
	10.129639	11.767300	16.17%	0	2004
	7.359850	10.129639	37.63%	0	2003
	9.121780	7.359850	-19.32%	0	2002
	10.019378	9.121780	-8.96%	0	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.860922	8.704321	10.73%	0	2010
	6.387350	7.860922	23.07%	0	2009
	11.198242	6.387350	-42.96%	0	2008
	10.607285	11.198242	5.57%	0	2007
	9.563993	10.607285	10.91%	0	2006
	9.119789	9.563993	4.87%	0	2005
	8.513795	9.119789	7.12%	0	2004
	6.840823	8.513795	24.46%	0	2003
	8.481026	6.840823	-19.34%	0	2002
	9.855917	8.481026	-13.95%	0	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.093657	9.013347	27.06%	76	2010
	5.555281	7.093657	27.69%	76	2009
	10.000000	5.555281	-44.45%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.227686	10.223781	-0.04%	0	2010
	9.783586	10.227686	4.54%	0	2009
	10.000000	9.783586	-2.16%	0	2008*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.383224	9.119823	8.79%	0	2010
	6.871281	8.383224	22.00%	0	2009
	12.649766	6.871281	-45.68%	0	2008
	10.811102	12.649766	17.01%	0	2007
	8.798854	10.811102	22.87%	0	2006
	7.553777	8.798854	16.48%	0	2005
	6.691231	7.553777	12.89%	0	2004
	5.038678	6.691231	32.80%	0	2003
	6.919663	5.038678	-27.18%	0	2002
	8.733904	6.919663	-20.77%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	16.871104	18.337484	8.69%	0	2010
	13.828975	16.871104	22.00%	0	2009
	25.451878	13.828975	-45.67%	0	2008
	21.744743	25.451878	17.05%	0	2007
	17.707270	21.744743	22.80%	0	2006
	15.201585	17.707270	16.48%	0	2005
	13.465767	15.201585	12.89%	0	2004
	10.000000	13.465767	34.66%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.850065	13.645513	6.19%	37	2010
	10.000000	12.850065	28.50%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.824878	13.311660	3.80%	0	2010
	10.000000	12.824878	28.25%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.640118	7.503065	13.00%	0	2010
	5.292456	6.640118	25.46%	0	2009
	8.606575	5.292456	-38.51%	0	2008
	9.019347	8.606575	-4.58%	0	2007
	7.972419	9.019347	13.13%	0	2006
	7.835119	7.972419	1.75%	0	2005
	6.832137	7.835119	14.68%	0	2004
	5.325875	6.832137	28.28%	0	2003
	7.290029	5.325875	-26.94%	0	2002
	8.503946	7.290029	-14.27%	0	2001

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.126105	7.610161	6.79%	0	2010
	5.052157	7.126105	41.05%	0	2009
	9.501823	5.052157	-46.83%	0	2008
	8.529834	9.501823	11.40%	0	2007
	8.095563	8.529834	5.36%	0	2006
	7.891667	8.095563	2.58%	0	2005
	7.561233	7.891667	4.37%	0	2004
	5.916245	7.561233	27.80%	0	2003
	8.288106	5.916245	-28.62%	0	2002
	9.715281	8.288106	-14.69%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.394189	19.689131	13.19%	0	2010
	12.757565	17.394189	36.34%	0	2009
	21.857306	12.757565	-41.63%	0	2008
	21.062862	21.857306	3.77%	0	2007
	18.335929	21.062862	14.87%	0	2006
	16.429740	18.335929	11.60%	0	2005
	14.122638	16.429740	16.34%	0	2004
	10.000000	14.122638	41.23%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.592415	11.988965	13.18%	44	2010
	7.764722	10.592415	36.42%	44	2009
	13.301878	7.764722	-41.63%	0	2008
	12.820628	13.301878	3.75%	0	2007
	11.160451	12.820628	14.88%	0	2006
	10.002822	11.160451	11.57%	0	2005
	8.600537	10.002822	16.30%	0	2004
	6.161154	8.600537	39.59%	0	2003
	8.107471	6.161154	-24.01%	0	2002
	9.445238	8.107471	-14.16%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.422415	2.711498	11.93%	0	2010
	1.958121	2.422415	23.71%	0	2009
	9.505361	1.958121	-79.40%	0	2008
	10.000000	9.505361	-4.95%	0	2007

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.590657	2.903059	12.06%	0	2010
	2.118094	2.590657	22.31%	0	2009
	10.176259	2.118094	-79.19%	0	2008
	10.438491	10.176259	-2.51%	0	2007
	10.000000	10.438491	4.38%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	7.310954	8.285035	13.32%	0	2010
	5.839133	7.310954	25.21%	0	2009
	9.723758	5.839133	-39.95%	0	2008
	9.542058	9.723758	1.90%	0	2007
	8.499012	9.542058	12.27%	0	2006
	8.216343	8.499012	3.44%	0	2005
	7.690823	8.216343	6.83%	0	2004
	6.218284	7.690823	23.68%	0	2003*
	7.846313	6.218284	-20.75%	0	2002
	8.949821	7.846313	-12.33%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.504244	8.128126	8.31%	0	2010
	5.883189	7.504244	27.55%	0	2009
	9.732937	5.883189	-39.55%	0	2008
	10.000000	9.732937	-2.67%	0	2007
	10.000000	10.000000	993.35%	-0.66%	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	3.789460	4.714446	24.41%	0	2010
	2.927908	3.789460	29.43%	0	2009
	5.890326	2.927908	-50.29%	0	2008
	5.676511	5.890326	3.77%	0	2007
	5.648793	5.676511	0.49%	0	2006
	5.152134	5.648793	9.64%	0	2005
	4.407179	5.152134	16.90%	0	2004
	3.595351	4.407179	22.58%	0	2003
	5.101730	3.595351	-29.53%	0	2002
	7.606620	5.101730	-32.93%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.789730	11.517745	6.75%	0	2010
	10.000000	10.789730	7.90%	0	2009*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.868605	11.157851	2.66%	0	2010
	10.000000	10.868605	8.69%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.392935	12.021460	5.52%	0	2010
	9.863487	11.392935	15.51%	0	2009
	10.869562	9.863487	-9.26%	0	2008
	10.066645	10.869562	7.98%	0	2007
	10.000000	10.066645	0.67%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.450653	13.137760	5.52%	0	2010
	11.187403	12.450653	11.29%	0	2009
	10.942850	11.187403	2.23%	0	2008
	10.311861	10.942850	6.12%	0	2007
	10.000000	10.311861	3.12%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.476097	12.019979	26.85%	0	2010
	6.143289	9.476097	54.25%	0	2009
	11.096013	6.143289	-44.64%	0	2008
	10.935455	11.096013	1.47%	0	2007
	10.000000	10.935455	9.35%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.616351	9.729172	12.92%	0	2010
	7.373466	8.616351	16.86%	0	2009
	12.262030	7.373466	-39.87%	0	2008
	11.539860	12.262030	6.26%	0	2007
	10.000000	11.539860	15.40%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.382597	8.947489	21.20%	0	2010
	5.254242	7.382597	40.51%	0	2009
	8.967744	5.254242	-41.41%	0	2008
	10.259625	8.967744	-12.59%	0	2007
	10.000000	10.259625	2.60%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	9.867564	10.648094	7.91%	0	2010
	8.047641	9.867564	22.61%	0	2009
	11.326570	8.047641	-28.95%	0	2008
	10.945707	11.326570	3.48%	0	2007
	10.000000	10.945707	9.46%	0	2006*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	8.864958	10.089962	13.82%	0	2010
	6.828806	8.864958	29.82%	0	2009
	11.363793	6.828806	-39.91%	0	2008
	11.325883	11.363793	0.33%	0	2007
	10.000000	11.325883	13.26%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.068987	13.597217	12.66%	0	2010
	7.157952	12.068987	68.61%	0	2009
	10.474307	7.157952	-31.66%	0	2008
	10.515012	10.474307	-0.39%	0	2007
	10.000000	10.515012	5.15%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.541640	12.540540	18.96%	0	2010
	6.926602	10.541640	52.19%	0	2009
	11.556380	6.926602	-40.06%	0	2008
	10.741022	11.556380	7.59%	0	2007
	10.000000	10.741022	7.41%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.419812	11.980055	14.97%	0	2010
	7.417653	10.419812	40.47%	0	2009
	10.624585	7.417653	-30.18%	0	2008
	10.688549	10.624585	-0.60%	0	2007
	10.000000	10.688549	6.89%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.205269	9.149140	26.98%	0	2010
	5.460592	7.205269	31.95%	0	2009
	10.601950	5.460592	-48.49%	0	2008
	10.287575	10.601950	3.06%	0	2007
	10.000000	10.287575	2.88%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	7.869711	8.959721	13.85%	0	2010
	6.049750	7.869711	30.08%	0	2009
	9.850435	6.049750	-38.58%	0	2008
	10.759101	9.850435	-8.45%	0	2007
	10.000000	10.759101	7.59%	0	2006*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.501618	9.287626	9.25%	0	2010
	7.351048	8.501618	15.65%	0	2009
	12.038178	7.351048	-38.94%	0	2008
	13.105080	12.038178	-8.14%	0	2007
	11.070200	13.105080	18.38%	0	2006
	10.609037	11.070200	4.35%	0	2005
	9.604341	10.609037	10.46%	0	2004
	7.960156	9.604341	20.66%	0	2003
	10.150023	7.960156	-21.57%	0	2002
	10.000000	10.150023	1.50%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.035911	10.140109	12.22%	0	2010
	7.392122	9.035911	22.24%	0	2009
	12.260729	7.392122	-39.71%	0	2008
	12.309469	12.260729	-0.40%	0	2007
	10.897560	12.309469	12.96%	0	2006
	10.457033	10.897560	4.21%	0	2005
	9.566782	10.457033	9.31%	0	2004
	7.817492	9.573802	22.47%	0	2003
	10.171988	7.817492	-23.15%	0	2002
	10.000000	10.171988	1.72%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.466501	4.67%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.972774	10.428913	4.57%	0	2010
	9.319133	9.972774	7.01%	0	2009
	10.633466	9.319133	-12.36%	0	2008
	10.332867	10.633466	2.91%	0	2007
	10.000000	10.332867	3.33%	0	2006*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.751497	23.298503	7.11%	0	2010
	17.115568	21.751497	27.09%	0	2009
	20.625632	17.115568	-17.02%	0	2008
	19.839588	20.625632	3.96%	0	2007
	18.343605	19.839588	8.16%	0	2006
	16.742259	18.343605	9.56%	0	2005
	15.585652	16.742259	7.42%	0	2004
	12.488695	15.585652	24.80%	0	2003
	11.715373	12.488695	6.60%	0	2002
	10.903768	11.715373	7.44%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	11.894510	12.269107	3.15%	0	2010
	9.195679	11.894510	29.35%	0	2009
	17.015555	9.195679	-45.96%	0	2008
	15.216122	17.015555	11.83%	0	2007
	12.457976	15.216122	22.14%	0	2006
	11.491461	12.457976	8.41%	0	2005
	10.029876	11.491461	14.57%	0	2004
	8.065042	10.029876	24.36%	0	2003
	10.000000	8.065042	-19.35%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.119607	26.151042	23.82%	0	2010
	10.139959	21.119607	108.28%	0	2009
	29.476650	10.139959	-65.60%	0	2008
	21.956680	29.476650	34.25%	0	2007
	16.121343	21.956680	36.20%	0	2006
	12.525281	16.121343	28.71%	0	2005
	10.000000	12.525281	25.25%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	15.895416	19.678518	23.80%	0	2010
	7.639516	15.895416	108.07%	0	2009
	22.226289	7.639516	-65.63%	0	2008
	16.550119	22.226289	34.30%	0	2007
	12.155365	16.550119	36.15%	0	2006
	9.434479	12.155365	28.84%	0	2005
	7.678378	9.434479	22.87%	0	2004
	5.102097	7.678378	50.49%	0	2003
	5.383953	5.102097	-5.24%	0	2002
	5.619062	5.383953	-4.18%	0	2001

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.568019	32.255744	26.16%	0	2010
	16.620291	25.568019	53.84%	0	2009
	31.594175	16.620291	-47.39%	0	2008
	22.277289	31.594175	41.82%	0	2007
	18.326634	22.277289	21.56%	0	2006
	12.383498	18.326634	47.99%	0	2005
	10.000000	12.383498	23.83%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	31.582671	39.837409	26.14%	0	2010
	20.541133	31.582671	53.75%	0	2009
	39.067641	20.541133	-47.42%	0	2008
	27.541470	39.067641	41.85%	0	2007
	22.665434	27.541470	21.51%	0	2006
	15.309715	22.665434	48.05%	0	2005
	12.626672	15.309715	21.25%	0	2004
	8.935157	12.626672	41.31%	0	2003
	9.421979	8.935157	-5.17%	0	2002
	10.781257	9.421979	-12.61%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	9.622203	10.550742	9.65%	0	2010
	7.759095	9.622203	24.01%	0	2009
	12.795564	7.759095	-39.36%	0	2008
	11.925100	12.795564	7.30%	0	2007
	10.747162	11.925100	10.96%	0	2006
	10.125056	10.747162	6.14%	0	2005
	9.459625	10.125056	7.03%	0	2004
	7.180864	9.459625	31.73%	0	2003
	9.610903	7.180864	-25.28%	0	2002
	9.817514	9.610903	-2.10%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.989487	16.072287	23.73%	0	2010
	10.000000	12.989487	29.89%	0	2009*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.112740	16.193076	23.49%	0	2010
	9.422629	13.112740	39.16%	0	2009
	15.034136	9.422629	-37.33%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.344046	11.632661	2.54%	0	2010
	10.551173	11.344046	7.51%	0	2009
	10.990776	10.551173	-4.00%	0	2008
	10.291271	10.990776	6.80%	0	2007
	10.384193	10.291271	-0.89%	0	2006
	10.480495	10.384193	-0.92%	0	2005
	10.153708	10.480495	3.22%	0	2004
	10.000000	10.153708	1.54%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.326529	8.158262	11.35%	0	2010
	6.359671	7.326529	15.20%	0	2009
	9.966954	6.359671	-36.19%	0	2008
	10.225577	9.966954	-2.53%	0	2007
	8.951939	10.225577	14.23%	0	2006
	8.769957	8.951939	2.08%	0	2005
	7.956386	8.769957	10.23%	0	2004
	6.305225	7.956386	26.19%	0	2003
	8.016711	6.305225	-21.35%	0	2002
	8.968531	8.016711	-10.61%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.723416	7.430735	10.52%	0	2010
	5.152522	6.723416	30.49%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.779712	11.377164	16.33%	0	2010
	7.715056	9.779712	26.76%	0	2009
	10.454598	7.715056	-26.20%	0	2008
	10.971599	10.454598	-4.71%	0	2007
	10.000000	10.971599	9.72%	0	2006*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.161782	15.669471	10.65%	0	2010
	12.111679	14.161782	16.93%	0	2009
	16.956826	12.111679	-28.57%	0	2008
	18.326825	16.956826	-7.48%	0	2007
	15.832394	18.326825	15.76%	0	2006
	15.451045	15.832394	2.47%	0	2005
	13.853343	15.451045	11.53%	0	2004
	11.011986	13.853343	25.80%	0	2003
	12.919351	11.011986	-14.76%	0	2002
	11.740322	12.919351	10.04%	0	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	11.977951	12.825203	7.07%	0	2010
	10.000000	11.977951	19.78%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.095157	11.052645	9.48%	0	2010
	10.000000	10.095157	0.95%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.809966	12.070098	11.66%	0	2010
	10.000000	10.809966	8.10%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.218487	13.770387	22.75%	0	2010
	9.198286	11.218487	21.96%	0	2009
	13.649305	9.198286	-32.61%	0	2008
	14.086346	13.649305	-3.10%	0	2007
	12.620426	14.086346	11.62%	0	2006
	12.063779	12.620426	4.61%	0	2005
	10.146157	12.063779	18.90%	0	2004
	7.548712	10.146157	34.41%	0	2003
	10.000000	7.548712	-24.51%	0	2002*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.539874	6.204950	12.01%	0	2010
	4.245790	5.539874	30.48%	0	2009
	6.637616	4.245790	-36.03%	0	2008
	6.313682	6.637616	5.13%	0	2007
	5.926521	6.313682	6.53%	0	2006
	5.862953	5.926521	1.08%	0	2005
	5.658741	5.862953	3.61%	0	2004
	4.603615	5.658741	22.92%	0	2003
	6.642052	4.603615	-30.69%	0	2002
	8.795800	6.642052	-24.49%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.069643	7.919912	12.03%	0	2010
	5.736519	7.069643	23.24%	0	2009
	9.355820	5.736519	-38.69%	0	2008
	9.113165	9.355820	2.66%	0	2007
	8.087911	9.113165	12.68%	0	2006
	7.918907	8.087911	2.13%	0	2005
	7.337030	7.918907	7.93%	0	2004
	5.859215	7.337030	25.22%	0	2003
	7.736742	5.859215	-24.27%	0	2002
	9.032608	7.736742	-14.35%	0	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.418678	9.470558	12.49%	0	2010
	7.041589	8.418678	19.56%	0	2009
	10.246731	7.041589	-31.28%	0	2008
	9.806078	10.246731	4.49%	0	2007
	8.629682	9.806078	13.63%	0	2006
	8.474757	8.629682	1.83%	0	2005
	8.270247	8.474757	2.47%	0	2004
	6.996621	8.270247	18.20%	0	2003
	8.611999	6.996621	-18.76%	0	2002
	9.736014	8.611999	-11.54%	0	2001

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.857477	14.120484	1.90%	0	2010
	10.846122	13.857477	27.76%	0	2009
	17.739720	10.846122	-38.86%	0	2008
	17.462387	17.739720	1.59%	0	2007
	14.600308	17.462387	19.60%	0	2006
	13.375560	14.600308	9.16%	0	2005
	11.423943	13.375560	17.08%	0	2004
	8.588233	11.423943	33.02%	0	2003
	10.030610	8.588233	-14.38%	0	2002
	10.000000	10.030610	0.31%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	7.949073	10.170060	27.94%	0	2010
	6.465365	7.949073	22.95%	0	2009
	10.620845	6.465365	-39.13%	0	2008
	12.243289	10.620845	-13.25%	0	2007
	12.094028	12.243289	1.23%	0	2006
	11.717119	12.094028	3.22%	0	2005
	10.787935	11.717119	8.61%	0	2004
	8.397391	10.787935	28.47%	0	2003
	10.644163	8.397391	-21.11%	0	2002
	10.000000	10.644163	6.44%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.802780	14.609778	5.85%	0	2010
	11.748476	13.802780	17.49%	0	2009
	12.990270	11.748476	-9.56%	0	2008
	12.637897	12.990270	2.79%	0	2007
	12.437731	12.637897	1.61%	0	2006
	12.585955	12.437731	-1.18%	0	2005
	12.451334	12.585955	1.08%	0	2004
	12.197409	12.451334	2.08%	0	2003
	11.439082	12.197409	6.63%	0	2002
	10.857701	11.439082	5.35%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.784398	10.760558	9.98%	0	2010
	8.078837	9.784398	21.11%	0	2009
	11.053884	8.078837	-26.91%	0	2008
	10.431153	11.053884	5.97%	0	2007
	10.000000	10.431153	4.31%	0	2006*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.259603	10.344533	11.72%	0	2010
	7.371024	9.259603	25.62%	0	2009
	11.229959	7.371024	-34.36%	0	2008
	10.450973	11.229959	7.45%	0	2007
	10.000000	10.450973	4.51%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.794175	9.951501	13.16%	0	2010
	6.860521	8.794175	28.19%	0	2009
	11.357798	6.860521	-39.60%	0	2008
	10.470966	11.357798	8.47%	0	2007
	10.000000	10.470966	4.71%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	10.210600	11.664789	14.24%	0	2010
	7.715368	10.210600	32.34%	0	2009
	13.783183	7.715368	-44.02%	0	2008
	12.025687	13.783183	14.61%	0	2007
	11.046593	12.025687	8.86%	0	2006
	9.690489	11.046593	13.99%	0	2005
	8.612665	9.690489	12.51%	0	2004
	6.878504	8.612665	25.21%	0	2003
	7.785144	6.878504	-11.65%	0	2002
	9.107809	7.785144	-14.52%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.461974	9.836214	16.24%	0	2010
	5.878131	8.461974	43.96%	0	2009
	13.216821	5.878131	-55.53%	0	2008
	9.303976	13.216821	42.06%	0	2007
	10.000000	9.303976	-6.96%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.611951	10.791401	12.27%	0	2010
	7.577717	9.611951	26.84%	0	2009
	13.558792	7.577717	-44.11%	0	2008
	13.706918	13.558792	-1.08%	0	2007
	11.700648	13.706918	17.15%	0	2006
	11.340659	11.700648	3.17%	0	2005
	10.437374	11.340659	8.65%	0	2004
	8.216273	10.437374	27.03%	0	2003
	10.147800	8.216273	-19.03%	0	2002
	10.962107	10.147800	-7.43%	0	2001

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.734280	6.917142	20.63%	0	2010
	4.033962	5.734280	42.15%	0	2009
	9.202676	4.033962	-56.17%	0	2008
	7.668098	9.202676	20.01%	0	2007
	7.464486	7.668098	2.73%	0	2006
	7.028524	7.464486	6.20%	0	2005
	6.729925	7.028524	4.44%	0	2004
	5.320604	6.729925	26.49%	0	2003
	6.985392	5.320604	-23.83%	0	2002
	8.370642	6.985392	-16.55%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.208459	6.303294	21.02%	0	2010
	4.166481	5.208459	25.01%	0	2009
	8.095031	4.166481	-48.53%	0	2008
	6.541620	8.095031	23.75%	0	2007
	6.282553	6.541620	4.12%	0	2006
	6.094135	6.282553	3.09%	0	2005
	6.049763	6.094135	0.73%	0	2004
	4.670462	6.049763	29.53%	0	2003
	6.859489	4.670462	-31.91%	0	2002
	8.548387	6.859489	-19.76%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.830427	10.911920	11.00%	0	2010
	7.008949	9.830427	40.26%	0	2009
	9.588277	7.008949	-26.90%	0	2008
	9.575997	9.588277	0.13%	0	2007
	8.828895	9.575997	8.46%	0	2006
	8.827289	8.828895	0.02%	0	2005
	8.266300	8.827289	6.79%	0	2004
	6.673792	8.266300	23.86%	0	2003
	6.602512	6.673792	1.08%	0	2002
	7.683407	6.602512	-14.07%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.990696	11.077574	10.88%	0	2010
	7.115455	9.990696	40.41%	0	2009
	9.722930	7.115455	-26.82%	0	2008
	10.000000	9.722930	-2.77%	0	2007

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.206840	11.771843	5.04%	0	2010
	9.931561	11.206840	12.84%	0	2009
	10.533366	9.931561	-5.71%	0	2008
	10.362903	10.533366	1.64%	0	2007
	10.184508	10.362903	1.75%	0	2006
	10.226848	10.184508	-0.41%	0	2005
	10.049647	10.226848	1.76%	0	2004
	10.000000	10.049647	0.50%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.878831	11.147665	25.55%	0	2010
	6.500549	8.878831	36.59%	0	2009
	11.016678	6.500549	-40.99%	0	2008
	9.780205	11.016678	12.64%	0	2007
	10.000000	9.780205	-2.20%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	7.866268	8.670748	10.23%	0	2010
	6.377731	7.866268	23.34%	0	2009
	11.647449	6.377731	-45.24%	0	2008
	10.188449	11.647449	14.32%	0	2007
	8.854476	10.188449	15.07%	0	2006
	7.628811	8.854476	16.07%	0	2005
	6.890913	7.628811	10.71%	0	2004
	4.932622	6.890913	39.70%	0	2003
	6.348100	4.932622	-22.30%	0	2002
	8.267371	6.348100	-23.22%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.234744	13.488064	10.24%	0	2010
	9.915450	12.234744	23.39%	0	2009
	18.112460	9.915450	-45.26%	0	2008
	15.841121	18.112460	14.34%	0	2007
	13.766718	15.841121	15.07%	0	2006
	11.865777	13.766718	16.02%	0	2005
	10.717238	11.865777	10.72%	0	2004
	7.669015	10.717238	39.75%	0	2003
	10.000000	7.669015	-23.31%	0	2002*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	10.798270	13.320707	23.36%	0	2010
	7.032864	10.798270	53.54%	0	2009
	14.767405	7.032864	-52.38%	0	2008
	14.337490	14.767405	3.00%	0	2007
	12.647917	14.337490	13.36%	0	2006
	12.641681	12.647917	0.05%	0	2005
	11.368890	12.641681	11.20%	0	2004
	7.385709	11.368890	53.93%	0	2003
	10.000000	7.385709	-26.14%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.134822	11.139588	9.91%	0	2010
	7.661922	10.134822	32.28%	0	2009
	11.165991	7.661922	-31.38%	0	2008
	11.033444	11.165991	1.20%	0	2007
	10.000000	11.033444	10.33%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.899695	9.881255	25.08%	0	2010
	6.270060	7.899695	25.99%	0	2009
	9.596273	6.270060	-34.66%	0	2008
	10.078547	9.596273	-4.79%	0	2007
	10.000000	10.078547	0.79%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.318335	8.946743	7.55%	0	2010
	6.546717	8.318335	27.06%	0	2009
	10.000000	6.546717	-34.53%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.332360	11.844789	14.64%	0	2010
	6.135344	10.332360	68.41%	0	2009
	13.289885	6.135344	-53.83%	0	2008
	10.587142	13.289885	25.53%	0	2007
	10.000000	10.587142	5.87%	0	2006*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.203615	13.997798	6.01%	0	2010
	9.855132	13.203615	33.98%	0	2009
	16.904708	9.855132	-41.70%	0	2008
	14.968253	16.904708	12.94%	0	2007
	12.607510	14.968253	18.72%	0	2006
	11.697712	12.607510	7.78%	0	2005
	10.087568	11.697712	15.96%	0	2004
	7.801203	10.087568	29.31%	0	2003
	10.000000	7.801203	-21.99%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.440723	9.983848	5.75%	0	2010
	7.053928	9.440723	33.84%	0	2009
	12.131702	7.053928	-41.86%	0	2008
	10.773865	12.131702	12.60%	0	2007
	10.000000	10.773865	7.74%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.469973	15.029624	11.58%	0	2010
	11.634193	13.469973	15.78%	0	2009
	11.229401	11.634193	3.60%	0	2008
	10.368961	11.229401	8.30%	0	2007
	10.000000	10.368961	3.69%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.293896	2.94%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.267281	12.67%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	7.951112	8.957868	12.66%	0	2010
	6.731781	7.951112	18.11%	0	2009
	12.000740	6.731781	-43.91%	0	2008
	10.984176	12.000740	9.25%	0	2007
	10.592015	10.984176	3.70%	0	2006
	9.975764	10.592015	6.18%	0	2005
	9.590800	9.975764	4.01%	0	2004
	7.590652	9.590800	26.35%	0	2003
	10.287196	7.590652	-26.21%	0	2002
	10.000000	10.287196	2.87%	0	2001*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.106093	9.110039	12.39%	0	2010
	6.883518	8.106093	17.76%	0	2009
	12.299662	6.883518	-44.03%	0	2008
	11.286083	12.299662	8.98%	0	2007
	10.907981	11.286083	3.47%	0	2006

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.211923	11.802142	15.57%	0	2010
	7.372604	10.211923	38.51%	0	2009
	14.295516	7.372604	-48.43%	0	2008
	13.258038	14.295516	7.83%	0	2007
	11.689762	13.258038	13.42%	0	2006

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	11.098763	11.861569	6.87%	0	2010
	8.868049	11.098763	25.15%	0	2009
	13.013751	8.868049	-31.86%	0	2008
	12.340730	13.013751	5.45%	0	2007
	10.839303	12.340730	13.85%	0	2006
	10.550269	10.839303	2.74%	0	2007
	9.925048	10.550269	6.30%	0	2004
	8.177199	9.925048	21.37%	0	2003
	9.930253	8.177199	-17.65%	0	2002
	10.000000	9.930253	-0.70%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	10.036238	10.308677	2.71%	0	2010
	8.058166	10.036238	24.55%	0	2009
	11.573011	8.058166	-30.37%	0	2008
	10.607687	11.573011	9.10%	0	2007
	10.000000	10.607687	6.08%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	8.086185	9.269800	14.64%	0	2010
	6.302371	8.086185	28.30%	0	2009
	11.672575	6.302371	-46.01%	0	2008
	12.669232	11.672575	-7.87%	0	2007
	10.000000	12.669232	26.69%	0	2006*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	15.290000	16.834383	10.10%	0	2010
	11.589492	15.290000	31.93%	0	2009
	19.928167	11.589492	-41.84%	0	2008
	17.809802	19.928167	11.89%	0	2007
	14.236264	17.809802	25.10%	0	2006
	12.374202	14.236264	15.05%	0	2005
	10.229239	12.374202	20.97%	0	2004
	8.124730	10.229239	25.90%	0	2003
	10.000000	8.124730	-18.75%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.083914	20.231768	6.01%	0	2010
	15.644544	19.083914	21.98%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.188967	8.506060	3.87%	0	2010
	5.749099	8.188967	42.44%	0	2009
	10.583327	5.749099	-45.68%	0	2008
	7.941207	10.583327	33.27%	0	2007
	7.460044	7.941207	6.45%	0	2006
	6.793747	7.460044	9.81%	0	2005
	5.903562	6.793747	15.08%	0	2004
	5.033303	5.903562	17.29%	0	2003
	6.137475	5.033303	-17.99%	0	2002
	8.050109	6.137475	-23.76%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.317323	13.747117	21.47%	0	2010
	7.385064	11.317323	53.25%	0	2009
	13.494611	7.385064	-45.27%	0	2008
	11.363295	13.494611	18.76%	0	2007
	10.791154	11.363295	5.30%	0	2006
	9.935881	10.791154	8.61%	0	2005
	10.101053	9.935881	-1.64%	0	2004
	7.037391	10.101053	43.53%	0	2003
	10.000000	7.037391	-29.63%	0	2002*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.610620	4.381577	21.35%	0	2010
	2.359059	3.610620	53.05%	0	2009
	4.316508	2.359059	-45.35%	0	2008
	3.636444	4.316508	18.70%	0	2007
	3.456924	3.636444	5.19%	0	2006
	3.176568	3.456924	8.83%	0	2005
	3.238028	3.176568	-1.90%	0	2004
	2.266074	3.238028	42.89%	0	2003
	3.932974	2.266074	-42.38%	0	2002
	6.433369	3.932974	-38.87%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.886750	26.695447	21.97%	0	2010
	12.529133	21.886750	74.69%	0	2009
	26.877640	12.529133	-53.38%	0	2008
	21.515865	26.877640	24.92%	0	2007
	15.034088	21.515865	43.11%	0	2006
	11.672911	15.034088	28.79%	0	2005
	10.079948	11.672911	15.80%	0	2004
	7.679735	10.079948	31.25%	0	2003
	10.000000	7.679735	-23.20%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.436899	15.167834	21.96%	0	2010
	7.119566	12.436899	74.69%	0	2009
	15.279037	7.119566	-53.40%	0	2008
	12.236253	15.279037	24.87%	0	2007
	8.553915	12.236253	43.05%	0	2006
	6.645414	8.553915	28.72%	0	2005
	5.739703	6.645414	15.78%	0	2004
	4.373412	5.739703	31.24%	0	2003
	6.038949	4.373412	-27.58%	0	2002
	8.086380	6.038949	-25.32%	0	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	11.040521	13.296372	20.43%	0	2010
	8.932958	11.040521	23.59%	0	2009
	13.710842	8.932958	-34.85%	0	2008
	13.720440	13.710842	-0.07%	0	2007
	12.036948	13.720440	13.99%	0	2006
	11.297537	12.036948	6.54%	0	2005
	10.000000	11.297537	12.98%	0	2004*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.307707	12.268118	8.49%	0	2010
	9.466378	11.307707	19.45%	0	2009
	14.428999	9.466378	-34.39%	0	2008
	13.749274	14.428999	4.94%	0	2007
	11.695325	13.749274	17.56%	0	2006

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.666554	6.67%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.373832	9.627466	2.71%	0	2010
	8.479179	9.373832	10.55%	0	2009
	10.040516	8.479179	-15.55%	0	2008
	9.825235	10.040516	2.19%	0	2007
	9.665177	9.825235	1.66%	0	2006
	9.766286	9.665177	-1.04%	0	2005
	9.934163	9.766286	-1.69%	0	2004
	10.000000	9.934163	-0.66%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.281105	10.829527	16.68%	0	2010
	7.750659	9.281105	19.75%	0	2009
	13.127680	7.750659	-40.96%	0	2008
	13.390321	13.127680	-1.96%	0	2007
	13.040871	13.390321	2.68%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.293172	12.336150	19.85%	0	2010
	8.028606	10.293172	28.21%	0	2009
	13.591660	8.028606	-40.93%	0	2008
	12.949020	13.591660	4.96%	0	2007
	11.673683	12.949020	10.92%	0	2006
	11.198106	11.673683	4.25%	0	2005
	10.000000	11.198106	11.98%	0	2004*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.768169	5.546739	16.33%	0	2010
	3.662128	4.768169	30.20%	0	2009
	6.125125	3.662128	-40.21%	0	2008
	5.253074	6.125125	16.60%	0	2007
	5.071828	5.253074	3.57%	0	2006
	4.881515	5.071828	3.90%	0	2005
	4.626703	4.881515	5.51%	0	2004
	3.572971	4.626703	29.49%	0	2003
	5.138809	3.572971	-30.47%	0	2002
	7.331689	5.138809	-29.91%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.358293	13.678929	10.69%	0	2010
	10.000000	12.358293	23.58%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.866355	9.688680	9.27%	0	2010
	7.364637	8.866355	20.39%	0	2009
	10.751051	7.364637	-31.50%	0	2008
	10.384782	10.751051	3.53%	0	2007
	10.000000	10.384782	3.85%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.016084	10.356028	3.39%	0	2010
	9.155239	10.016084	9.40%	0	2009
	10.413211	9.155239	-12.08%	0	2008
	10.367005	10.413211	0.45%	0	2007
	10.000000	10.367005	3.67%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.836750	10.680333	8.58%	0	2010
	7.121110	9.836750	38.14%	0	2009
	11.896907	7.121110	-40.14%	0	2008
	10.665256	11.896907	11.55%	0	2007
	10.000000	10.665256	6.65%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.197583	9.451825	15.30%	0	2010
	6.055135	8.197583	35.38%	0	2009
	11.127375	6.055135	-45.58%	0	2008
	10.195307	11.127375	9.14%	0	2007
	10.000000	10.195307	1.95%	0	2006*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.493979	8.112854	8.26%	0	2010
	5.878154	7.493979	27.49%	0	2009
	9.729601	5.878154	-39.58%	0	2008
	10.000000	9.729601	-2.70%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.921435	14.263086	10.38%	0	2010
	9.072465	12.921435	42.42%	0	2009
	12.915490	9.072465	-29.76%	0	2008
	12.839170	12.915490	0.59%	0	2007
	11.898963	12.839170	7.90%	0	2006
	11.913388	11.898963	-0.12%	0	2005
	11.092544	11.913388	7.40%	0	2004
	9.299722	11.092544	19.28%	0	2003
	9.235409	9.299722	0.70%	0	2002
	9.085630	9.235409	1.65%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.252388	12.421391	10.39%	0	2010
	7.896161	11.252388	42.50%	0	2009
	11.257892	7.896161	-29.86%	0	2008
	11.187725	11.257892	0.63%	0	2007
	10.368901	11.187725	7.90%	0	2006
	10.000000	10.368901	3.69%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.605323	8.577036	12.78%	0	2010
	5.096951	7.605323	49.21%	0	2009
	10.000000	5.096951	-49.03%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.797087	9.399853	20.56%	0	2010
	6.076675	7.797087	28.31%	0	2009
	10.000000	6.076675	-39.23%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	7.949395	8.914580	12.14%	0	2010
	6.307499	7.949395	26.03%	0	2009
	10.000000	6.307499	-36.93%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	9.184621	9.892056	7.70%	0	2010
	7.857757	9.184621	16.89%	0	2009
	10.000000	7.857757	-21.42%	0	2008*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.649552	9.483120	9.64%	0	2010
	7.141169	8.649552	21.12%	0	2009
	10.000000	7.141169	-28.59%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	9.921753	10.336939	4.18%	0	2010
	8.999173	9.921753	10.25%	0	2009
	10.000000	8.999173	-10.01%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	8.917492	9.688277	8.64%	0	2010
	7.496218	8.917492	18.96%	0	2009
	10.000000	7.496218	-25.04%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.372890	9.255130	10.54%	0	2010
	6.780906	8.372890	23.48%	0	2009
	10.000000	6.780906	-32.19%	0	2008*

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.453358	10.054916	6.36%	0	2010
	8.234811	9.453358	14.80%	0	2009
	10.000000	8.234811	-17.65%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.380729	10.841014	4.43%	0	2010
	9.782101	10.380729	6.12%	0	2009
	10.000000	9.782101	-2.18%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.092915	11.699233	5.47%	0	2010
	9.766207	11.092915	13.58%	0	2009
	10.000000	9.766207	-2.34%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.229830	22.926980	13.33%	0	2010
	12.698079	20.229830	59.31%	0	2009
	30.821025	12.698079	-58.80%	0	2008
	21.705445	30.821025	42.00%	0	2007
	16.273485	21.705445	33.38%	0	2006
	12.576146	16.273485	29.40%	0	2005
	10.677068	12.576146	17.79%	0	2004
	6.622531	10.677068	61.22%	0	2003
	8.008785	6.622531	-17.31%	0	2002
	8.660293	8.008785	-7.52%	0	2001

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	22.718562	25.756165	13.37%	0	2010
	14.245346	22.718562	59.48%	0	2009
	34.632156	14.245346	-58.87%	0	2008
	24.394545	34.632156	41.97%	0	2007
	18.299455	24.394545	33.31%	0	2006
	14.139930	18.299455	29.42%	0	2005
	12.003396	14.139930	17.80%	0	2004
	7.447184	12.003396	61.18%	0	2003
	10.000000	7.447184	-25.53%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.999188	14.309264	2.21%	0	2010
	13.975031	13.999188	0.17%	0	2009
	13.299290	13.975031	5.08%	0	2008
	12.724225	13.299290	4.52%	0	2007
	12.621196	12.724225	0.82%	0	2006
	12.528413	12.621196	0.74%	0	2005
	12.437327	12.528413	0.73%	0	2004
	12.499700	12.437327	-0.50%	0	2003
	11.545436	12.499700	8.27%	0	2002
	11.036248	11.545436	4.61%	0	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.499625	10.498791	10.52%	0	2010
	7.506972	9.499625	26.54%	0	2009
	14.266675	7.506972	-47.38%	0	2008
	11.503980	14.266675	24.02%	0	2007
	8.868478	11.503980	29.72%	0	2006
	6.981397	8.868478	27.03%	0	2005
	6.267122	6.981397	11.40%	0	2004
	4.736927	6.267122	32.30%	0	2003
	6.398450	4.736927	-25.97%	0	2002
	9.194656	6.398450	-30.41%	0	2001

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.436458	17.056918	10.50%	0	2010
	12.203281	15.436458	26.49%	0	2009
	23.184528	12.203281	-47.36%	0	2008
	18.694467	23.184528	24.02%	0	2007
	14.413215	18.694467	29.70%	0	2006
	11.349344	14.413215	27.00%	0	2005
	10.174050	11.349344	11.55%	0	2004
	7.706402	10.174050	32.02%	0	2003
	10.000000	7.706402	-22.94%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.013249	8.395416	4.77%	0	2010
	6.387196	8.013249	25.46%	0	2009
	11.505905	6.387196	-44.49%	0	2008
	10.783989	11.505905	6.69%	0	2007
	10.000000	10.783989	7.84%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.048922	12.355209	11.82%	0	2010
	8.904038	11.048922	24.09%	0	2009
	14.453152	8.904038	-38.39%	0	2008
	13.984882	14.453152	3.35%	0	2007
	12.266025	13.984882	14.01%	0	2006
	11.649202	12.266025	5.29%	0	2005
	10.472747	11.649202	11.23%	0	2004
	8.141111	10.472747	28.64%	0	2003
	10.000000	8.141111	-18.59%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.449122	12.264902	7.13%	0	2010
	10.000000	11.449122	14.49%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.004174	13.119072	9.29%	0	2010
	10.000000	12.004174	20.04%	0	2009*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.045752	11.410138	3.30%	0	2010
	10.380144	11.045752	6.41%	0	2009
	11.322842	10.380144	-8.33%	0	2008
	11.015981	11.322842	2.79%	0	2007
	10.636240	11.015981	3.57%	0	2006
	10.553629	10.636240	0.78%	0	2005
	10.337721	10.553629	2.09%	0	2004
	9.820822	10.337721	5.26%	0	2003
	10.000000	9.820822	-1.79%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.196449	12.114319	8.20%	0	2010
	9.634100	11.196449	16.22%	0	2009
	12.859073	9.634100	-25.08%	0	2008
	12.477624	12.859073	3.06%	0	2007
	11.486080	12.477624	8.63%	0	2006
	11.176426	11.486080	2.77%	0	2005
	10.459641	11.176426	6.85%	0	2004
	8.931301	10.459641	17.11%	0	2003
	10.000000	8.931301	-10.69%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.254910	12.388469	10.07%	0	2010
	9.275143	11.254910	21.34%	0	2009
	13.858927	9.275143	-33.07%	0	2008
	13.385654	13.858927	3.54%	0	2007
	11.979026	13.385654	11.74%	0	2006
	11.467953	11.979026	4.46%	0	2005
	10.487635	11.467953	9.35%	0	2004
	8.489003	10.487635	23.54%	0	2003
	10.000000	8.489003	-15.11%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.263309	11.923220	5.86%	0	2010
	10.078588	11.263309	11.75%	0	2009
	12.161429	10.078588	-17.13%	0	2008
	11.778381	12.161429	3.25%	0	2007
	11.135439	11.778381	5.77%	0	2006
	10.924249	11.135439	1.93%	0	2005
	10.450438	10.924249	4.53%	0	2004
	9.422084	10.450438	10.91%	0	2003
	10.000000	9.422084	-5.78%	0	2002*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.252643	16.315719	23.11%	0	2010
	9.934139	13.252643	33.41%	0	2009
	16.028857	9.934139	-38.02%	0	2008
	15.278637	16.028857	4.91%	0	2007
	14.251905	15.278637	7.20%	0	2006
	13.031960	14.251905	9.36%	0	2005
	11.543218	13.031960	12.90%	0	2004
	8.787699	11.543218	31.36%	0	2003
	10.636471	8.787699	-17.38%	0	2002
	11.049626	10.636471	-3.74%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.104810	9.857256	-2.45%	0	2010
	10.354247	10.104810	-2.41%	0	2009
	10.400700	10.354247	-0.45%	0	2008
	10.175674	10.400700	2.21%	0	2007
	9.978479	10.175674	1.98%	0	2006
	9.962589	9.978479	0.16%	0	2005
	10.130604	9.962589	-1.66%	0	2004
	10.320468	10.130604	-1.84%	0	2003
	10.453036	10.320468	-1.27%	0	2002
	10.344284	10.453036	1.05%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.782160	13.789262	7.88%	0	2010
	10.534677	12.782160	21.33%	0	2009
	13.057071	10.534677	-19.32%	0	2008
	12.795011	13.057071	2.05%	0	2007
	12.510181	12.795011	2.28%	0	2006
	12.549903	12.510181	-0.32%	0	2005
	12.076034	12.549903	3.92%	0	2004
	11.041436	12.076034	9.37%	0	2003
	10.557755	11.041436	4.58%	0	2002
	10.389196	10.557755	1.62%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.355746	14.870746	11.34%	0	2010
	10.000000	13.355746	33.56%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.039347	8.943386	11.25%	0	2010
	6.039326	8.039347	33.12%	0	2009
	10.000000	6.039326	-39.61%	0	2008*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	13.987862	14.479515	3.51%	0	2010
	11.043946	13.987862	26.66%	0	2009
	21.096892	11.043946	-47.65%	0	2008
	21.013769	21.096892	0.40%	0	2007
	17.548315	21.013769	19.75%	0	2006
	16.052775	17.548315	9.32%	0	2005
	13.683354	16.052775	17.32%	0	2004
	10.000000	13.683354	36.83%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.924760	8.929836	12.68%	0	2010
	6.259781	7.924760	26.60%	0	2009
	10.000000	6.259781	-37.40%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.342278	3.42%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.760798	8.535760	9.99%	0	2010
	6.244104	7.760798	24.29%	0	2009
	10.000000	6.244104	-37.56%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.659081	9.475430	23.71%	0	2010
	6.176305	7.659081	24.01%	0	2009
	10.000000	6.176305	-38.24%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.459404	9.872439	16.70%	0	2010
	6.646660	8.459404	27.27%	0	2009
	10.000000	6.646660	-33.53%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	4.675441	5.721695	22.38%	0	2010
	3.760268	4.675441	24.34%	0	2009
	7.194734	3.760268	-47.74%	0	2008
	6.721093	7.194734	7.05%	0	2007
	6.675420	6.721093	0.68%	0	2006
	6.330354	6.675420	5.45%	0	2005
	5.721698	6.330354	10.64%	0	2004
	4.368354	5.721698	30.98%	0	2003
	6.712914	4.368354	-34.93%	0	2002
	7.719496	6.712914	-13.04%	0	2001

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.532485	17.948479	23.51%	0	2010
	11.803284	14.532485	23.12%	0	2009
	17.834570	11.803284	-33.82%	0	2008
	19.639151	17.834570	-9.19%	0	2007
	17.162902	19.639151	14.43%	0	2006
	17.068141	17.162902	0.56%	0	2005
	14.916356	17.068141	14.43%	0	2004
	9.748079	14.916356	53.02%	0	2003
	13.720222	9.748079	-28.95%	0	2002
	10.966031	13.720222	25.12%	0	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	11.094460	13.563245	22.25%	0	2010
	8.443163	11.094460	31.40%	0	2009
	14.003492	8.443163	-39.71%	0	2008
	14.057482	14.003492	-0.38%	0	2007
	12.861283	14.057482	9.30%	0	2006
	11.737508	12.861283	9.57%	0	2005
	10.109169	11.737508	16.11%	0	2004
	7.348737	10.109169	37.56%	0	2003
	9.112687	7.348737	-19.36%	0	2002
	10.014564	9.112687	-9.01%	0	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.820939	8.655607	10.67%	0	2010
	6.358123	7.820939	23.01%	0	2009
	11.152741	6.358123	-42.99%	0	2008
	10.569645	11.152741	5.52%	0	2007
	9.534909	10.569645	10.85%	0	2006
	9.096701	9.534909	4.82%	0	2005
	8.496599	9.096701	7.06%	0	2004
	6.830502	8.496599	24.39%	0	2003
	8.472584	6.830502	-19.38%	0	2002
	9.851191	8.472584	-13.99%	0	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.087562	9.000993	27.00%	0	2010
	5.553369	7.087562	27.63%	0	2009
	10.000000	5.553369	-44.47%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.218966	10.209834	-0.09%	0	2010
	9.780247	10.218966	4.49%	0	2009
	10.000000	9.780247	-2.20%	0	2008*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.340597	9.068800	8.73%	0	2010
	6.839847	8.340597	21.94%	0	2009
	12.598381	6.839847	-45.71%	0	2008
	10.772728	12.598381	16.95%	0	2007
	8.772108	10.772728	22.81%	0	2006
	7.534671	8.772108	16.42%	0	2005
	6.677724	7.534671	12.83%	0	2004
	5.031076	6.677724	32.73%	0	2003
	6.912779	5.031076	-27.22%	0	2002
	8.729715	6.912779	-20.81%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	16.813543	18.265562	8.64%	0	2010
	13.788856	16.813543	21.94%	0	2009
	25.391098	13.788856	-45.69%	0	2008
	21.703992	25.391098	16.99%	0	2007
	17.683116	21.703992	22.74%	0	2006
	15.188606	17.683116	16.42%	0	2005
	13.461164	15.188606	12.83%	0	2004
	10.000000	13.461164	34.61%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.845678	13.633880	6.14%	0	2010
	10.000000	12.845678	28.46%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.820489	13.300288	3.74%	0	2010
	10.000000	12.820489	28.20%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.606380	7.461125	12.94%	0	2010
	5.268259	6.606380	25.40%	0	2009
	8.571634	5.268259	-38.54%	0	2008
	8.987357	8.571634	-4.63%	0	2007
	7.948201	8.987357	13.07%	0	2006
	7.815310	7.948201	1.70%	0	2005
	6.818353	7.815310	14.62%	0	2004
	5.317842	6.818353	28.22%	0	2003
	7.282769	5.317842	-26.98%	0	2002
	8.499857	7.282769	-14.32%	0	2001

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.089869	7.567593	6.74%	0	2010
	5.029045	7.089869	40.98%	0	2009
	9.463222	5.029045	-46.86%	0	2008
	8.499552	9.463222	11.34%	0	2007
	8.070949	8.499552	5.31%	0	2006
	7.871690	8.070949	2.53%	0	2005
	7.545942	7.871690	4.32%	0	2004
	5.907310	7.545942	27.74%	0	2003
	8.279841	5.907310	-28.65%	0	2002
	9.710610	8.279841	-14.73%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.334851	19.611917	13.14%	0	2010
	12.720561	17.334851	36.27%	0	2009
	21.805104	12.720561	-41.66%	0	2008
	21.023397	21.805104	3.72%	0	2007
	18.310918	21.023397	14.81%	0	2006
	16.415707	18.310918	11.55%	0	2005
	14.117809	16.415707	16.28%	0	2004
	10.000000	14.117809	41.18%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.540032	11.923560	13.13%	0	2010
	7.730286	10.540032	36.35%	0	2009
	13.249689	7.730286	-41.66%	0	2008
	12.776910	13.249689	3.70%	0	2007
	11.128080	12.776910	14.82%	0	2006
	9.978911	11.128080	11.52%	0	2005
	8.584378	9.978911	16.25%	0	2004
	6.152730	8.584378	39.52%	0	2003
	8.100548	6.152730	-24.05%	0	2002
	9.442049	8.100548	-14.21%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.419100	2.706387	11.88%	0	2010
	1.956441	2.419100	23.65%	0	2009
	9.502111	1.956441	-79.41%	0	2008
	10.000000	9.502111	-4.98%	0	2007

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.585772	2.896112	12.00%	0	2010
	2.115191	2.585772	22.25%	0	2009
	10.167548	2.115191	-79.20%	0	2008
	10.434930	10.167548	-2.56%	0	2007
	10.000000	10.434930	4.35%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	7.273820	8.238737	13.27%	0	2010
	5.812440	7.273820	25.14%	0	2009
	9.684298	5.812440	-39.98%	0	2008
	9.508225	9.684298	1.85%	0	2007
	8.473205	9.508225	12.22%	0	2006
	8.195575	8.473205	3.39%	0	2005
	7.675315	8.195575	6.78%	0	2004
	6.208918	7.675315	23.62%	0	2003
	7.838507	6.208918	-20.79%	0	2002
	8.945526	7.838507	-12.38%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.493979	8.112854	8.26%	0	2010
	5.878154	7.493979	27.49%	0	2009
	9.729601	5.878154	-39.58%	0	2008
	10.000000	9.729601	-2.70%	0	2007
	10.000000	10.000000	993.02%	-0.70%	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	3.770180	4.688056	24.35%	0	2010
	2.914514	3.770180	29.36%	0	2009
	5.866403	2.914514	-50.32%	0	2008
	5.656369	5.866403	3.71%	0	2007
	5.631618	5.656369	0.44%	0	2006
	5.139100	5.631618	9.58%	0	2005
	4.398280	5.139100	16.84%	0	2004
	3.589929	4.398280	22.52%	0	2003
	5.096645	3.589929	-29.56%	0	2002
	7.602962	5.096645	-32.97%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.786034	11.507907	6.69%	0	2010
	10.000000	10.786034	7.86%	0	2009*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.864884	11.148319	2.61%	0	2010
	10.000000	10.864884	8.65%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.372018	11.993246	5.46%	0	2010
	9.850424	11.372018	15.45%	0	2009
	10.860731	9.850424	-9.30%	0	2008
	10.063649	10.860731	7.92%	0	2007
	10.000000	10.063649	0.64%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	12.427794	13.106924	5.46%	0	2010
	11.172586	12.427794	11.23%	0	2009
	10.933958	11.172586	2.18%	0	2008
	10.308791	10.933958	6.06%	0	2007
	10.000000	10.308791	3.09%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.458791	11.991893	26.78%	0	2010
	6.135222	9.458791	54.17%	0	2009
	11.087141	6.135222	-44.66%	0	2008
	10.932342	11.087141	1.42%	0	2007
	10.000000	10.932342	9.32%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.600619	9.706440	12.86%	0	2010
	7.363780	8.600619	16.80%	0	2009
	12.252223	7.363780	-39.90%	0	2008
	11.536579	12.252223	6.20%	0	2007
	10.000000	11.536579	15.37%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.369106	8.926564	21.13%	0	2010
	5.247328	7.369106	40.44%	0	2009
	8.960541	5.247328	-41.44%	0	2008
	10.256699	8.960541	-12.64%	0	2007
	10.000000	10.256699	2.57%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	9.849554	10.623215	7.85%	0	2010
	8.037069	9.849554	22.55%	0	2009
	11.317504	8.037069	-28.99%	0	2008
	10.942587	11.317504	3.43%	0	2007
	10.000000	10.942587	9.43%	0	2006*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	8.848785	10.066389	13.76%	0	2010
	6.819837	8.848785	29.75%	0	2009
	11.354706	6.819837	-39.94%	0	2008
	11.322655	11.354706	0.28%	0	2007
	10.000000	11.322655	13.23%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.046972	13.565481	12.60%	0	2010
	7.148552	12.046972	68.52%	0	2009
	10.465916	7.148552	-31.70%	0	2008
	10.512008	10.465916	-0.44%	0	2007
	10.000000	10.512008	5.12%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.522418	12.511275	18.90%	0	2010
	6.917503	10.522418	52.11%	0	2009
	11.547131	6.917503	-40.09%	0	2008
	10.737961	11.547131	7.54%	0	2007
	10.000000	10.737961	7.38%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.400785	11.952057	14.91%	0	2010
	7.407905	10.400785	40.40%	0	2009
	10.616071	7.407905	-30.22%	0	2008
	10.685498	10.616071	-0.65%	0	2007
	10.000000	10.685498	6.85%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.192118	9.127763	26.91%	0	2010
	5.453417	7.192118	31.88%	0	2009
	10.593470	5.453417	-48.52%	0	2008
	10.284645	10.593470	3.00%	0	2007
	10.000000	10.284645	2.85%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	7.855375	8.938830	13.79%	0	2010
	6.041823	7.855375	30.02%	0	2009
	9.842572	6.041823	-38.62%	0	2008
	10.756046	9.842572	-8.49%	0	2007
	10.000000	10.756046	7.56%	0	2006*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	8.466296	9.244302	9.19%	0	2010
	7.324268	8.466296	15.59%	0	2009
	12.000480	7.324268	-38.97%	0	2008
	13.070770	12.000480	-8.19%	0	2007
	11.046861	13.070770	18.32%	0	2006
	10.592067	11.046861	4.29%	0	2005
	9.593883	10.592067	10.40%	0	2004
	7.955566	9.593883	20.59%	0	2003
	10.149383	7.955566	-21.62%	0	2002
	10.000000	10.149383	1.49%	0	2001*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	8.998368	10.092802	12.16%	0	2010
	7.365185	8.998368	22.17%	0	2009
	12.222333	7.365185	-39.74%	0	2008
	12.277248	12.222333	-0.45%	0	2007
	10.874598	12.277248	12.90%	0	2006
	10.440324	10.874598	4.16%	0	2005
	9.563401	10.440324	9.17%	0	2004
	7.812994	9.563401	22.40%	0	2003
	10.171348	7.812994	-23.19%	0	2002
	10.000000	10.171348	1.71%	0	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.462949	4.63%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.954045	10.403996	4.52%	0	2010
	9.306396	9.954045	6.96%	0	2009
	10.624382	9.306396	-12.41%	0	2008
	10.329359	10.624382	2.86%	0	2007
	10.000000	10.329359	3.29%	0	2006*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.640928	23.168209	7.06%	0	2010
	17.037292	21.640928	27.02%	0	2009
	20.541838	17.037292	-17.06%	0	2008
	19.769165	20.541838	3.91%	0	2007
	18.287841	19.769165	8.10%	0	2006
	16.699895	18.287841	9.51%	0	2005
	15.554197	16.699895	7.37%	0	2004
	12.469872	15.554197	24.73%	0	2003
	11.703713	12.469872	6.55%	0	2002
	10.898529	11.703713	7.39%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	11.847849	12.214733	3.10%	0	2010
	9.164312	11.847849	29.28%	0	2009
	16.966218	9.164312	-45.98%	0	2008
	15.179824	16.966218	11.77%	0	2007
	12.434612	15.179824	22.08%	0	2006
	11.475761	12.434612	8.36%	0	2005
	10.021302	11.475761	14.51%	0	2004
	8.062277	10.021302	24.30%	0	2003
	10.000000	8.062277	-19.38%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.058422	26.061955	23.76%	0	2010
	10.115756	21.058422	108.17%	0	2009
	29.421438	10.115756	-65.62%	0	2008
	21.926836	29.421438	34.18%	0	2007
	16.107653	21.926836	36.13%	0	2006
	12.521039	16.107653	28.64%	0	2005
	10.000000	12.521039	25.21%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	15.814620	19.568491	23.74%	0	2010
	7.604581	15.814620	107.96%	0	2009
	22.136051	7.604581	-65.65%	0	2008
	16.491408	22.136051	34.23%	0	2007
	12.118432	16.491408	36.09%	0	2006
	9.410614	12.118432	28.77%	0	2005
	7.662880	9.410614	22.81%	0	2004
	5.094403	7.662880	50.42%	0	2003
	5.378584	5.094403	-5.28%	0	2002
	5.616355	5.378584	-4.23%	0	2001

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.493937	32.145825	26.09%	0	2010
	16.580633	25.493937	53.76%	0	2009
	31.534996	16.580633	-47.42%	0	2008
	22.247018	31.534996	41.75%	0	2007
	18.311083	22.247018	21.49%	0	2006
	12.379305	18.311083	47.92%	0	2005
	10.000000	12.379305	23.79%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	31.422110	39.614587	26.07%	0	2010
	20.447190	31.422110	53.67%	0	2009
	38.908979	20.447190	-47.45%	0	2008
	27.443754	38.908979	41.78%	0	2007
	22.596572	27.443754	21.45%	0	2006
	15.270997	22.596572	47.97%	0	2005
	12.601187	15.270997	21.19%	0	2004
	8.921690	12.601187	41.24%	0	2003
	9.412595	8.921690	-5.22%	0	2002
	10.776083	9.412595	-12.65%	0	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	9.574619	10.493186	9.59%	0	2010
	7.724694	9.574619	23.95%	0	2009
	12.745370	7.724694	-39.39%	0	2008
	11.884450	12.745370	7.24%	0	2007
	10.716008	11.884450	10.90%	0	2006
	10.100868	10.716008	6.09%	0	2005
	9.441873	10.100868	6.98%	0	2004
	7.171052	9.441873	31.67%	0	2003
	9.602696	7.171052	-25.32%	0	2002
	9.814187	9.602696	-2.15%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.985047	16.058572	23.67%	0	2010
	10.000000	12.985047	29.85%	0	2009*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.342093	10.143544	21.59%	0	2010
	6.088154	8.342093	37.02%	0	2009
	14.990497	6.088105	-37.36%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.151533	10.249782	0.97%	0	2010
	9.589461	10.151533	5.86%	0	2009
	10.144993	9.589461	-5.48%	0	2008
	9.648485	10.144993	5.15%	0	2007
	9.887224	9.648485	-2.41%	0	2006
	10.134326	9.887224	-2.44%	0	2005
	9.971667	10.134326	1.63%	0	2004
	10.000000	9.971667	-0.28%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.203402	10.090784	9.64%	0	2010
	8.113644	9.203402	13.43%	0	2009
	12.914871	8.113644	-37.18%	0	2008
	13.458111	12.914871	-4.04%	0	2007
	11.965263	13.458111	12.48%	0	2006
	11.904527	11.965263	0.51%	0	2005
	10.968757	11.904527	8.53%	0	2004
	10.000000	10.968757	9.69%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.219277	13.297426	8.82%	0	2010
	9.510528	12.219277	28.48%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.239008	10.583042	14.55%	0	2010
	7.402311	9.239008	24.81%	0	2009
	10.187745	7.402311	-27.34%	0	2008
	10.859495	10.187745	-6.19%	0	2007
	10.000000	10.859495	8.59%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	11.854695	12.498196	5.43%	0	2010
	10.000000	11.854695	18.55%	0	2009*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.086611	10.873706	7.80%	0	2010
	10.000000	10.086611	0.87%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.768853	11.839477	9.94%	0	2010
	10.000000	10.768853	7.69%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.137967	13.461571	20.86%	0	2010
	9.274958	11.137967	20.09%	0	2009
	13.978590	9.274958	-33.65%	0	2008
	14.652833	13.978590	-4.60%	0	2007
	13.332414	14.652833	9.90%	0	2006
	12.942703	13.332414	3.01%	0	2005
	11.055269	12.942703	17.07%	0	2004
	10.000000	11.055269	10.55%	0	2003*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.611719	10.600241	10.28%	0	2010
	7.481490	9.611719	28.47%	0	2009
	11.879229	7.481490	-37.02%	0	2008
	11.476900	11.879229	3.51%	0	2007
	10.940914	11.476900	4.90%	0	2006
	10.992090	10.940914	-0.47%	0	2005
	10.774891	10.992090	2.02%	0	2004
	10.000000	10.774891	7.75%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.529754	10.511927	10.31%	0	2010
	7.853499	9.529754	21.34%	0	2009
	13.009034	7.853499	-39.63%	0	2008
	12.870609	13.009034	1.08%	0	2007
	11.600461	12.870609	10.95%	0	2006
	11.534900	11.600461	0.57%	0	2005
	10.854168	11.534900	6.27%	0	2004
	10.000000	10.854168	8.54%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.936763	11.006634	10.77%	0	2010
	8.441122	9.936763	17.72%	0	2009
	12.475449	8.441122	-32.34%	0	2008
	12.126423	12.475449	2.88%	0	2007
	10.837811	12.126423	11.89%	0	2006
	10.808967	10.837811	0.27%	0	2005
	10.712816	10.808967	0.90%	0	2004
	10.000000	10.712816	7.13%	0	2003*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	12.326440	12.367429	0.33%	0	2010
	9.798488	12.326440	25.80%	0	2009
	16.277090	9.798488	-39.80%	0	2008
	16.274257	16.277090	0.02%	0	2007
	13.818730	16.274257	17.77%	0	2006
	12.856649	13.818730	7.48%	0	2005
	11.152136	12.856649	15.28%	0	2004
	10.000000	11.152136	11.52%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	7.320091	9.221537	25.98%	0	2010
	6.046806	7.320091	21.06%	0	2009
	10.088893	6.046806	-40.06%	0	2008
	11.812870	10.088893	-14.59%	0	2007
	11.850657	11.812870	-0.32%	0	2006
	11.660042	11.850657	1.63%	0	2005
	10.903029	11.660042	6.94%	0	2004
	10.000000	10.903029	9.03%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	10.008685	10.431016	4.22%	0	2010
	8.652019	10.008685	15.68%	0	2009
	9.715944	8.652019	-10.95%	0	2008
	9.600799	9.715944	1.20%	0	2007
	9.595884	9.600799	0.05%	0	2006
	9.861486	9.595884	-2.69%	0	2005
	9.908369	9.861486	-0.47%	0	2004
	10.000000	9.908369	-0.92%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.243563	10.009566	8.29%	0	2010
	7.751430	9.243563	19.25%	0	2009
	10.771790	7.751430	-28.04%	0	2008
	10.324533	10.771790	4.33%	0	2007
	10.000000	10.324533	3.25%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	8.747658	9.622468	10.00%	0	2010
	7.072224	8.747658	23.69%	0	2009
	10.943356	7.072224	-35.37%	0	2008
	10.344144	10.943356	5.79%	0	2007
	10.000000	10.344144	3.44%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.307881	9.256793	11.42%	0	2010
	6.582360	8.307881	26.21%	0	2009
	11.067934	6.582360	-40.53%	0	2008
	10.363925	11.067934	6.79%	0	2007
	10.000000	10.363925	3.64%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	7.993586	9.149011	14.45%	0	2010
	5.639509	7.993586	41.74%	0	2009
	12.879167	5.639509	-56.21%	0	2008
	9.208638	12.879167	39.86%	0	2007
	10.000000	9.208638	-7.91%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.297136	10.277613	10.55%	0	2010
	7.444023	9.297136	24.89%	0	2009
	13.528307	7.444023	-44.97%	0	2008
	13.890888	13.528307	-2.61%	0	2007
	12.042275	13.890888	15.35%	0	2006
	11.853486	12.042275	1.59%	0	2005
	11.079669	11.853486	6.98%	0	2004
	10.000000	11.079669	10.80%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.458438	10.079227	19.16%	0	2010
	6.871971	8.458438	23.09%	0	2009
	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.765178	11.069975	2.83%	0	2004
	10.000000	10.765178	7.65%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.458438	10.079227	19.16%	0	2010
	6.871971	8.458438	23.09%	0	2009
	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.782503	10.694558	-0.82%	0	2004
	10.000000	10.782503	7.83%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.299791	12.350183	9.30%	0	2010
	8.182238	11.299791	38.10%	0	2009
	11.368331	8.182238	-28.03%	0	2008
	11.532030	11.368331	-1.42%	0	2007
	10.797837	11.532030	6.80%	0	2006
	10.963993	10.797837	-1.52%	0	2005
	10.427515	10.963993	5.14%	0	2004
	10.000000	10.427515	4.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.586046	10.465552	9.17%	0	2010
	6.933730	9.586046	38.25%	0	2009
	9.622730	6.933730	-27.94%	0	2008
	10.000000	9.622730	-3.77%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.126836	10.473865	3.43%	0	2010
	9.114528	10.126836	11.11%	0	2009
	9.817803	9.114528	-7.16%	0	2008
	9.810579	9.817803	0.07%	0	2007
	9.791846	9.810579	0.19%	0	2006
	9.985691	9.791846	-1.94%	0	2005
	9.965907	9.985691	0.20%	0	2004
	10.000000	9.965907	-0.34%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.387825	10.369478	23.63%	0	2010
	6.236923	8.387825	34.49%	0	2009
	10.735406	6.236923	-41.90%	0	2008
	9.680146	10.735406	10.90%	0	2007
	10.000000	9.680146	-3.20%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.741929	12.744035	8.53%	0	2010
	9.668741	11.741929	21.44%	0	2009
	17.934286	9.668741	-46.09%	0	2008
	15.934056	17.934286	12.55%	0	2007
	14.063448	15.934056	13.30%	0	2006
	12.305317	14.063448	14.29%	0	2005
	11.288602	12.305317	9.01%	0	2004
	10.000000	11.288602	12.89%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.743515	12.747705	8.55%	0	2010
	9.666049	11.743515	21.49%	0	2009
	17.933434	9.666049	-46.10%	0	2008
	15.930793	17.933434	12.57%	0	2007
	14.060232	15.930793	13.30%	0	2006
	12.307376	14.060232	14.24%	0	2005
	11.289618	12.307376	9.01%	0	2004
	10.000000	11.289618	12.90%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	9.518918	11.562186	21.47%	0	2010
	6.296453	9.518918	51.18%	0	2009
	13.428496	6.296453	-53.11%	0	2008
	13.242307	13.428496	1.41%	0	2007
	11.863686	13.242307	11.62%	0	2006
	12.042450	11.863686	-1.48%	0	2005
	10.999077	12.042450	9.49%	0	2004
	10.000000	10.999077	9.99%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.574728	10.362262	8.23%	0	2010
	7.351441	9.574728	30.24%	0	2009
	10.881072	7.351441	-32.44%	0	2008
	10.920707	10.881072	-0.36%	0	2007
	10.000000	10.920707	9.21%	0	2006*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.462622	9.191191	23.16%	0	2010
	6.015726	7.462622	24.05%	0	2009
	9.351208	6.015726	-35.67%	0	2008
	9.975480	9.351208	-6.26%	0	2007
	10.000000	9.975480	-0.25%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.106091	8.584517	5.90%	0	2010
	6.479270	8.106091	25.11%	0	2009
	10.000000	6.479270	-34.56%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.760975	11.017988	12.88%	0	2010
	5.886488	9.760975	65.82%	0	2009
	12.950647	5.886488	-54.55%	0	2008
	10.478821	12.950647	23.59%	0	2007
	10.000000	10.478821	4.79%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.680524	11.149015	4.39%	0	2010
	8.096379	10.680524	31.92%	0	2009
	14.105288	8.096379	-42.60%	0	2008
	12.685572	14.105288	11.19%	0	2007
	10.851188	12.685572	16.90%	0	2006
	10.000000	10.851188	8.51%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	8.918717	9.286917	4.13%	0	2010
	6.767947	8.918717	31.78%	0	2009
	11.822063	6.767947	-42.75%	0	2008
	10.663710	11.822063	10.86%	0	2007
	10.000000	10.663710	6.64%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.725761	13.981080	9.86%	0	2010
	11.163010	12.725761	14.00%	0	2009
	10.942857	11.163010	2.01%	0	2008
	10.262985	10.942857	6.62%	0	2007
	10.000000	10.262985	2.63%	0	2006*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.267707	2.68%	0	2010*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.238682	12.39%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	8.161308	9.053428	10.93%	0	2010
	7.017619	8.161308	16.30%	0	2009
	12.706274	7.017619	-44.77%	0	2008
	11.812586	12.706274	7.57%	0	2007
	11.568276	11.812586	2.11%	0	2006
	11.064826	11.568276	4.55%	0	2005
	10.803962	11.064826	2.41%	0	2004
	10.000000	10.803962	8.04%	0	2003*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.651314	7.360252	10.66%	0	2010
	5.736320	6.651314	15.95%	0	2009
	10.410361	5.736320	-44.90%	0	2008
	9.702485	10.410361	7.30%	0	2007
	10.000000	9.702485	-2.98%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.278716	8.282959	13.80%	0	2010
	5.337001	7.278716	36.38%	0	2009
	10.510653	5.337001	-49.22%	0	2008
	9.900939	10.510653	6.16%	0	2007
	10.000000	9.900939	-0.99%	0	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	10.980713	11.555069	5.23%	0	2010
	8.910760	10.980713	23.23%	0	2009
	13.281116	8.910760	-32.91%	0	2008
	12.792019	13.281116	3.82%	0	2007
	11.410606	12.792019	12.11%	0	2006
	11.279264	11.410606	1.16%	0	2005
	10.776514	11.279264	4.67%	0	2004
	10.000000	10.776514	7.77%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	11.490199	12.456473	8.41%	0	2010
	8.845300	11.490199	29.90%	0	2009
	15.447606	8.845300	-42.74%	0	2008
	14.022306	15.447606	10.16%	0	2007
	11.383207	14.022306	23.18%	0	2006
	10.000000	11.383207	13.83%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.405599	18.169039	4.39%	0	2010
	14.491336	17.405599	20.11%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	13.426857	13.732467	2.28%	0	2010
	9.573548	13.426857	40.25%	0	2009
	17.899787	9.573548	-46.52%	0	2008
	13.641882	17.899787	31.21%	0	2007
	13.014930	13.641882	4.82%	0	2006
	12.036965	13.014930	8.12%	0	2005
	10.623009	12.036965	13.31%	0	2004
	10.000000	10.623009	6.23%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.062256	13.230939	19.60%	0	2010
	7.331343	11.062256	50.89%	0	2009
	13.606358	7.331343	-46.12%	0	2008
	11.637258	13.606358	16.92%	0	2007
	11.223502	11.637258	3.69%	0	2006
	10.494788	11.223502	6.94%	0	2005
	10.835926	10.494788	-3.15%	0	2004
	10.000000	10.835926	8.36%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	11.027225	13.176294	19.49%	0	2010
	7.317318	11.027225	50.70%	0	2009
	13.598782	7.317318	-46.19%	0	2008
	11.636151	13.598782	16.87%	0	2007
	11.234036	11.636151	3.58%	0	2006
	10.483595	11.234036	7.16%	0	2005
	10.853357	10.483595	-3.41%	0	2004
	10.000000	10.853357	8.53%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.189892	26.649685	20.10%	0	2010
	12.900948	22.189892	72.00%	0	2009
	28.109273	12.900948	-54.10%	0	2008
	22.854915	28.109273	22.99%	0	2007
	16.218265	22.854915	40.92%	0	2006
	12.788214	16.218265	26.82%	0	2005
	11.215445	12.788214	14.02%	0	2004
	10.000000	11.215445	12.15%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	22.140293	26.587388	20.09%	0	2010
	12.872166	22.140293	72.00%	0	2009
	28.057725	12.872166	-54.12%	0	2008
	22.822715	28.057725	22.94%	0	2007
	16.202801	22.822715	40.86%	0	2006
	12.783516	16.202801	26.75%	0	2005
	11.213596	12.783516	14.00%	0	2004
	10.000000	11.213596	12.14%	0	2003*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	10.113020	11.992306	18.58%	0	2010
	8.310287	10.113020	21.69%	0	2009
	12.954861	8.310287	-35.85%	0	2008
	13.167496	12.954861	-1.61%	0	2007
	11.731699	13.167496	12.24%	0	2006
	11.182422	11.731699	4.91%	0	2005
	10.000000	11.182422	11.82%	0	2004*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	8.530108	9.112414	6.83%	0	2010
	7.252605	8.530108	17.61%	0	2009
	11.227739	7.252605	-35.40%	0	2008
	10.866790	11.227739	3.32%	0	2007
	10.000000	10.866790	8.67%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.557617	5.58%	0	2010*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.529050	8.625147	1.13%	0	2010
	7.835461	8.529050	8.85%	0	2009
	9.423239	7.835461	-16.85%	0	2008
	9.365965	9.423239	0.61%	0	2007
	9.356855	9.365965	0.10%	0	2006
	9.601985	9.356855	-2.55%	0	2005
	9.919575	9.601985	-3.20%	0	2004
	10.000000	9.919575	-0.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.323718	7.265439	14.89%	0	2010
	5.363437	6.323718	17.90%	0	2009
	9.226552	5.363437	-41.87%	0	2008
	9.558989	9.226552	-3.48%	0	2007
	10.000000	9.558989	-4.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.428285	11.126068	18.01%	0	2010
	7.468868	9.428285	26.23%	0	2009
	12.842155	7.468868	-41.84%	0	2008
	12.427065	12.842155	3.34%	0	2007
	11.377568	12.427065	9.22%	0	2006
	11.083971	11.377568	2.65%	0	2005
	10.000000	11.083971	10.84%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	10.019645	11.476701	14.54%	0	2010
	7.815615	10.019645	28.20%	0	2009
	13.276785	7.815615	-41.13%	0	2008
	11.565261	13.276785	14.80%	0	2007
	11.340179	11.565261	1.98%	0	2006
	11.084575	11.340179	2.31%	0	2005
	10.670030	11.084575	3.89%	0	2004
	10.000000	10.670030	6.70%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	12.231233	13.330305	8.99%	0	2010
	10.000000	12.231233	22.31%	0	2009*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.376153	9.012376	7.60%	0	2010
	7.066110	8.376153	18.54%	0	2009
	10.476629	7.066110	-32.55%	0	2008
	10.278608	10.476629	1.93%	0	2007
	10.000000	10.278608	2.79%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.462638	9.633393	1.80%	0	2010
	8.784373	9.462638	7.72%	0	2009
	10.147471	8.784373	-13.43%	0	2008
	10.261063	10.147471	-1.11%	0	2007
	10.000000	10.261063	2.61%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.292897	9.934859	6.91%	0	2010
	6.832432	9.292897	36.01%	0	2009
	11.593301	6.832432	-41.07%	0	2008
	10.556235	11.593301	9.82%	0	2007
	10.000000	10.556235	5.56%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	7.744145	8.791840	13.53%	0	2010
	5.809537	7.744145	33.30%	0	2009
	10.843305	5.809537	-46.42%	0	2008
	10.091049	10.843305	7.45%	0	2007
	10.000000	10.091049	0.91%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.190095	7.664286	6.60%	0	2010
	5.727866	7.190095	25.53%	0	2009
	9.629306	5.727866	-40.52%	0	2008
	10.000000	9.629306	-3.71%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.045774	12.005264	8.69%	0	2010
	7.876480	11.045774	40.24%	0	2009
	11.388210	7.876480	-30.84%	0	2008
	11.498656	11.388210	-0.96%	0	2007
	10.822514	11.498656	6.25%	0	2006
	11.004388	10.822514	-1.65%	0	2005
	10.406133	11.004388	5.75%	0	2004
	10.000000	10.406133	4.06%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.467702	11.377568	8.69%	0	2010
	7.460080	10.467702	40.32%	0	2009
	10.802451	7.460080	-30.94%	0	2008
	10.903657	10.802451	-0.93%	0	2007
	10.262940	10.903657	6.24%	0	2006
	10.000000	10.262940	2.63%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.411026	8.229496	11.04%	0	2010
	5.044281	7.411026	46.92%	0	2009
	10.000000	5.044281	-49.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.597901	9.019048	18.70%	0	2010
	6.013929	7.597901	26.34%	0	2009
	10.000000	6.013929	-39.25%	0	2008*

NVIT NVIT Cardinalsm Aggressive Fund: Class II - Q/NQ	7.746398	8.553514	10.42%	0	2010
	6.242423	7.746398	24.09%	0	2009
	10.000000	6.242423	-36.95%	0	2008*

NVIT NVIT Cardinalsm Balanced Fund: Class II - Q/NQ	8.950313	9.491560	6.05%	0	2010
	7.776855	8.950313	15.09%	0	2009
	10.000000	7.776855	-21.45%	0	2008*

NVIT NVIT Cardinalsm Capital Appreciation Fund: Class II - Q/NQ	8.428800	9.099111	7.95%	0	2010
	7.067579	8.428800	19.26%	0	2009
	10.000000	7.067579	-28.61%	0	2008*

NVIT NVIT Cardinalsm Conservative Fund: Class II - Q/NQ	9.668776	9.918533	2.58%	0	2010
	8.906629	9.668776	8.56%	0	2009
	10.000000	8.906629	-10.04%	0	2008*

NVIT NVIT Cardinalsm Moderate Fund: Class II - Q/NQ	8.689960	9.296022	6.97%	0	2010
	7.419002	8.689960	17.13%	0	2009
	10.000000	7.419002	-25.06%	0	2008*

NVIT NVIT Cardinalsm Moderately Aggressive Fund: Class II - Q/NQ	8.159168	8.880340	8.84%	0	2010
	6.711001	8.159168	21.58%	0	2009
	10.000000	6.711001	-32.21%	0	2008*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinalsm Moderately Conservative Fund: Class II - Q/NQ	9.212263	9.647884	4.73%	0	2010
	8.150065	9.212263	13.03%	0	2009
	10.000000	8.150065	-17.68%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.116136	10.402275	2.83%	0	2010
	9.681576	10.116136	4.49%	0	2009
	10.000000	9.681576	-2.21%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.810218	11.225837	3.84%	0	2010
	9.665853	10.810218	11.84%	0	2009
	10.000000	9.665853	-2.37%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.492572	22.868184	11.59%	0	2010
	13.063784	20.492572	56.87%	0	2009
	32.206200	13.063784	-59.44%	0	2008
	23.036685	32.206200	39.80%	0	2007
	17.540452	23.036685	31.33%	0	2006
	13.766075	17.540452	27.42%	0	2005
	11.869749	13.766075	15.98%	0	2004
	10.000000	11.869749	18.70%	0	2003*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	20.469645	22.850267	11.63%	0	2010
	13.035555	20.469645	57.03%	0	2009
	32.188257	13.035555	-59.50%	0	2008
	23.028703	32.188257	39.77%	0	2007
	17.543805	23.028703	31.26%	0	2006
	13.766872	17.543805	27.43%	0	2005
	11.869135	13.766872	15.99%	0	2004
	10.000000	11.869135	18.69%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.095776	10.160733	0.64%	0	2010
	10.235724	10.095776	-1.37%	0	2009
	9.892845	10.235724	3.47%	0	2008
	9.613647	9.892845	2.90%	0	2007
	9.684306	9.613647	-0.73%	0	2006
	9.762819	9.684306	-0.80%	0	2005
	9.843185	9.762819	-0.82%	0	2004
	10.000000	9.843185	-1.57%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class I - Q/NQ	15.627501	17.005956	8.82%	0	2010
	12.542358	15.627501	24.60%	0	2009
	24.209543	12.542358	-48.19%	0	2008
	19.827839	24.209543	22.10%	0	2007
	15.523325	19.827839	27.73%	0	2006
	12.410339	15.523325	25.08%	0	2005
	11.314552	12.410339	9.68%	0	2004
	10.000000	11.314552	13.15%	0	2003*

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.642503	17.019159	8.80%	0	2010
	12.559316	15.642503	24.55%	0	2009
	24.234691	12.559316	-48.18%	0	2008
	19.847953	24.234691	22.10%	0	2007
	15.540748	19.847953	27.72%	0	2006
	12.427603	15.540748	25.05%	0	2005
	11.314566	12.427603	9.84%	0	2004
	10.000000	11.314566	13.15%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.570023	7.809233	3.16%	0	2010
	6.128191	7.570023	23.53%	0	2009
	11.212214	6.128191	-45.34%	0	2008
	10.673739	11.212214	5.04%	0	2007
	10.000000	10.673739	6.74%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.549739	11.615800	10.11%	0	2010
	8.634548	10.549739	22.18%	0	2009
	14.235164	8.634548	-39.34%	0	2008
	13.990267	14.235164	1.75%	0	2007
	12.461817	13.990267	12.27%	0	2006
	12.019393	12.461817	3.68%	0	2005
	10.974232	12.019393	9.52%	0	2004
	10.000000	10.974232	9.74%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.331291	11.952139	5.48%	0	2010
	10.000000	11.331291	13.31%	0	2009*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.880689	12.784624	7.61%	0	2010
	10.000000	11.880689	18.81%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.873760	10.042693	1.71%	0	2010
	9.423659	9.873760	4.78%	0	2009
	10.440074	9.423659	-9.74%	0	2008
	10.316621	10.440074	1.20%	0	2007
	10.116112	10.316621	1.98%	0	2006
	10.193861	10.116112	-0.76%	0	2005
	10.141238	10.193861	0.52%	0	2004
	10.000000	10.141238	1.41%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.305393	10.978885	6.54%	0	2010
	9.005864	10.305393	14.43%	0	2009
	12.208535	9.005864	-26.23%	0	2008
	12.032398	12.208535	1.46%	0	2007
	11.248718	12.032398	6.97%	0	2006
	11.115884	11.248718	1.19%	0	2005
	10.565405	11.115884	5.21%	0	2004
	10.000000	10.565405	5.65%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.575470	11.461774	8.38%	0	2010
	8.851314	10.575470	19.48%	0	2009
	13.432612	8.851314	-34.11%	0	2008
	13.177616	13.432612	1.94%	0	2007
	11.976471	13.177616	10.03%	0	2006
	11.644012	11.976471	2.86%	0	2005
	10.814880	11.644012	7.67%	0	2004
	10.000000	10.814880	8.15%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.163087	10.593189	4.23%	0	2010
	9.236089	10.163087	10.04%	0	2009
	11.319020	9.236089	-18.40%	0	2008
	11.134624	11.319020	1.66%	0	2007
	10.690743	11.134624	4.15%	0	2006
	10.651306	10.690743	0.37%	0	2005
	10.348422	10.651306	2.93%	0	2004
	10.000000	10.348422	3.48%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.456517	13.887868	21.22%	0	2010
	8.721904	11.456517	31.35%	0	2009
	14.293319	8.721904	-38.98%	0	2008
	13.838283	14.293319	3.29%	0	2007
	13.109414	13.838283	5.56%	0	2006
	12.173833	13.109414	7.69%	0	2005
	10.951467	12.173833	11.16%	0	2004
	10.000000	10.951467	9.51%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.008717	8.652885	-3.95%	0	2010
	9.375258	9.008717	-3.91%	0	2009
	9.564387	9.375258	-1.98%	0	2008
	9.504398	9.564387	0.63%	0	2007
	9.465361	9.504398	0.41%	0	2006
	9.597465	9.465361	-1.38%	0	2005
	9.911733	9.597465	-3.17%	0	2004
	10.000000	9.911733	-0.88%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.821503	10.432475	6.22%	0	2010
	8.220884	9.821503	19.47%	0	2009
	10.348459	8.220884	-20.56%	0	2008
	10.299953	10.348459	0.47%	0	2007
	10.227481	10.299953	0.71%	0	2006
	10.419748	10.227481	-1.85%	0	2005
	10.182870	10.419748	2.33%	0	2004
	10.000000	10.182870	1.83%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	7.722382	8.568119	10.95%	0	2010
	6.195189	7.722382	24.65%	0	2009
	10.000000	6.195189	-39.63%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	10.365464	10.564975	1.92%	0	2010
	8.311795	10.365464	24.71%	0	2009
	16.126495	8.311795	-48.46%	0	2008
	16.315280	16.126495	-1.16%	0	2007
	13.836770	16.315280	17.91%	0	2006
	12.854613	13.836770	7.64%	0	2005
	11.128261	12.854613	15.51%	0	2004
	10.000000	11.128261	11.28%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.722382	8.568119	10.95%	0	2010
	6.195189	7.722382	24.65%	0	2009
	10.000000	6.195189	-37.42%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.235274	2.35%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.562561	8.189940	8.30%	0	2010
	6.179649	7.562561	22.38%	0	2009
	10.000000	6.179649	-37.58%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.463477	9.091660	21.82%	0	2010
	6.112554	7.463477	22.10%	0	2009
	10.000000	6.112554	-38.26%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.243412	9.472592	14.91%	0	2010
	6.578097	8.243412	25.32%	0	2009
	10.000000	6.578097	-33.56%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	7.881728	9.497341	20.50%	0	2010
	6.437948	7.881728	22.43%	0	2009
	12.511161	6.437948	-48.54%	0	2008
	11.871058	12.511161	5.39%	0	2007
	11.974118	11.871058	-0.86%	0	2006
	11.531851	11.974118	3.84%	0	2005
	10.585805	11.531851	8.94%	0	2004
	10.000000	10.585805	5.86%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	10.169965	12.367596	21.61%	0	2010
	8.389087	10.169965	21.23%	0	2009
	12.874275	8.389087	-34.84%	0	2008
	14.399755	12.874275	-10.59%	0	2007
	12.780098	14.399755	12.67%	0	2006
	12.907398	12.780098	-0.99%	0	2005
	11.456256	12.907398	12.67%	0	2004
	10.000000	11.456256	14.56%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	11.004148	13.246230	20.37%	0	2010
	8.505227	11.004148	29.38%	0	2009
	14.327367	8.505227	-40.64%	0	2008
	14.608533	14.327367	-1.92%	0	2007
	13.573617	14.608533	7.62%	0	2006
	12.580378	13.573617	7.90%	0	2005
	11.004229	12.580378	14.32%	0	2004
	10.000000	11.004229	10.04%	0	2003*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	9.024083	9.833719	8.97%	0	2010
	7.450811	9.024083	21.12%	0	2009
	13.274156	7.450811	-43.87%	0	2008
	12.777678	13.274156	3.89%	0	2007
	11.706272	12.777678	9.15%	0	2006
	11.342138	11.706272	3.21%	0	2005
	10.759298	11.342138	5.42%	0	2004
	10.000000	10.759298	7.59%	0	2003*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	6.906033	8.635846	25.05%	0	2010
	5.495759	6.906033	25.66%	0	2009
	10.000000	5.495759	-44.49%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.958459	9.796568	-1.63%	0	2010
	9.679724	9.958459	2.88%	0	2009
	10.000000	9.679724	-2.23%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.239192	13.103337	7.06%	0	2010
	8.024784	12.239192	20.82%	0	2009
	14.224412	8.024784	-43.58%	0	2008
	12.098532	14.224412	17.57%	0	2007
	12.631194	12.098532	-4.22%	0	2006
	11.741214	12.631194	7.58%	0	2005
	10.754059	11.947615	11.10%	0	2004
	10.000000	10.754059	7.54%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	12.253704	13.107432	6.97%	0	2010
	10.206283	12.253704	20.06%	0	2009
	19.088465	10.206283	-46.53%	0	2008
	16.572674	19.088465	15.18%	0	2007
	13.712619	16.572674	20.86%	0	2006
	11.961537	13.712619	14.64%	0	2005
	10.766604	11.961537	11.10%	0	2004
	10.000000	10.766604	7.67%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.713632	13.286387	4.51%	0	2010
	10.000000	12.713632	27.14%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.688663	12.961287	2.15%	0	2010
	10.000000	12.688663	26.89%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.622525	10.700558	11.20%	0	2010
	7.793313	9.622525	23.47%	0	2009
	12.878644	7.793313	-39.49%	0	2008
	13.715331	12.878644	-6.10%	0	2007
	12.318371	13.715331	11.34%	0	2006
	12.300999	12.318371	0.14%	0	2005
	10.899337	12.300999	12.86%	0	2004
	10.000000	10.899337	8.99%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.705971	14.154208	11.40%	0	2010
	9.469454	12.705971	34.18%	0	2009
	16.486328	9.469454	-42.56%	0	2008
	16.144911	16.486328	2.11%	0	2007
	14.280808	16.144911	13.05%	0	2006
	13.001985	14.280808	9.84%	0	2005
	11.356483	13.001985	14.49%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.719412	14.168021	11.39%	0	2010
	9.474398	12.719412	34.25%	0	2009
	16.493364	9.474398	-42.56%	0	2008
	16.154612	16.493364	2.10%	0	2007
	14.288964	16.154612	13.06%	0	2006
	13.012802	14.288964	9.81%	0	2005
	11.369014	13.012802	14.46%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.320939	2.556670	10.16%	0	2010
	1.906341	2.320939	21.75%	0	2009
	9.404149	1.906341	-79.73%	0	2008
	10.000000	9.404149	-5.96%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.442692	2.693794	10.28%	0	2010
	2.029348	2.442692	20.37%	0	2009
	9.908035	2.029348	-79.52%	0	2008
	10.328298	9.908035	-4.07%	0	2007
	10.000000	10.328298	3.28%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.331567	10.407108	11.53%	0	2010
	7.573271	9.331567	23.22%	0	2009
	12.815658	7.573271	-40.91%	0	2008
	12.780248	12.815658	0.28%	0	2007
	11.566366	12.780248	10.49%	0	2006
	11.361558	11.566366	1.80%	0	2005
	10.806414	11.361558	5.14%	0	2004
	10.000000	10.806414	8.06%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.336156	8.696025	18.54%	0	2010
	5.567228	7.336156	31.77%	0	2009
	9.324018	5.567228	-40.29%	0	2008
	9.828609	9.324018	-5.13%	0	2007
	10.000000	9.828609	-1.71%	0	2006*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.951298	9.735270	22.44%	0	2010
	6.242673	7.951298	27.37%	0	2009
	12.762396	6.242673	-51.09%	0	2008
	12.498690	12.762396	2.11%	0	2007
	12.637907	12.498690	-1.10%	0	2006
	11.712128	12.637907	7.90%	0	2005
	10.180272	11.712128	15.05%	0	2004
	10.000000	10.180272	1.80%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.674876	11.214175	5.05%	0	2010
	10.000000	10.674876	6.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.752914	10.863775	1.03%	0	2010
	10.000000	10.752914	7.53%	0	2009*

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ	9.310732	10.282766	10.44%	0	2010
	7.739898	9.310732	20.30%	0	2009
	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	12.000010	11.972652	2.56%	0	2005
	11.038814	12.000010	8.71%	0	2004
	10.000000	11.038814	10.39%	0	2003*

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ	9.310732	10.282766	10.44%	0	2010
	7.739898	9.310732	20.30%	0	2009
	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	11.673494	10.600292	-2.13%	0	2005
	10.859942	11.673494	7.49%	0	2004
	10.000000	10.859942	8.60%	0	2003*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.356002	3.56%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.404011	9.677992	2.91%	0	2010
	8.929413	9.404011	5.31%	0	2009
	10.353252	8.929413	-13.75%	0	2008
	10.223790	10.353252	1.27%	0	2007
	10.000000	10.223790	2.24%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	13.317584	14.038333	5.41%	0	2010
	10.648173	13.317584	25.07%	0	2009
	13.039103	10.648173	-18.34%	0	2008
	12.745643	13.039103	2.30%	0	2007
	11.974194	12.745643	6.44%	0	2006
	11.104708	11.974194	7.83%	0	2005
	10.504370	11.104708	5.72%	0	2004
	10.000000	10.504370	5.04%	0	2003*

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	9.912065	10.062063	1.51%	0	2010
	7.786731	9.912065	27.29%	0	2009
	14.641550	7.786731	-46.82%	0	2008
	13.305566	14.641550	10.04%	0	2007
	11.068988	13.305566	20.21%	0	2006
	10.000000	11.068988	10.69%	0	2005*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	19.289580	23.506362	21.86%	0	2010
	9.410501	19.289580	104.98%	0	2009
	27.799875	9.410501	-66.15%	0	2008
	21.043388	27.799875	32.11%	0	2007
	15.699260	21.043388	34.04%	0	2006
	14.053549	15.699260	26.67%	0	2005
	10.000000	12.393433	23.93%	0	2004*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	21.856129	26.628898	21.84%	0	2010
	10.673498	21.856129	104.77%	0	2009
	31.557016	10.673498	-66.18%	0	2008
	23.878911	31.557016	32.15%	0	2007
	17.820098	23.878911	34.00%	0	2006
	14.053549	17.820098	26.80%	0	2005
	11.622177	14.053549	20.92%	0	2004
	10.000000	11.622177	16.22%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	23.352230	28.993052	24.16%	0	2010
	15.425011	23.352230	51.39%	0	2009
	29.796824	15.425011	-48.23%	0	2008
	21.350815	29.796824	39.56%	0	2007
	17.847051	21.350815	19.63%	0	2006
	12.253143	17.847051	45.65%	0	2005
	10.000000	12.253143	22.53%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.452050	32.836529	24.14%	0	2010
	17.481972	26.452050	51.31%	0	2009
	33.787779	17.481972	-48.26%	0	2008
	24.205771	33.787779	39.59%	0	2007
	20.240794	24.205771	19.59%	0	2006
	13.891560	20.240794	45.71%	0	2005
	11.641812	13.891560	19.32%	0	2004
	10.000000	11.641812	16.42%	0	2003*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.331189	11.148376	7.91%	0	2010
	8.465265	10.331189	22.04%	0	2009
	14.186036	8.465265	-40.33%	0	2008
	13.435466	14.186036	5.59%	0	2007
	12.303147	13.435466	9.20%	0	2006
	11.777448	12.303147	4.46%	0	2005
	11.180941	11.777448	5.34%	0	2004
	10.000000	11.180941	11.81%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.851536	15.649378	21.77%	0	2010
	10.000000	12.851536	28.52%	0	2009*

Waddell & Reed Condensed Financial Information

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.342511	24.050210	7.64%	2,659,018	2010
	18.038769	22.342511	23.86%	3,158,313	2009
	24.542535	18.038769	-26.50%	3,240,851	2008
	17.194153	24.542535	42.74%	2,262,547	2007
	14.447635	17.194153	19.01%	2,239,129	2006
	11.736787	14.447635	23.10%	2,070,589	2005
	10.458494	11.736787	12.22%	1,992,445	2004
	9.471902	10.458494	10.42%	1,800,514	2003
	9.258785	9.471902	2.30%	1,376,357	2002
	10.381905	9.258785	-10.82%	837,616	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.470316	14.465082	16.00%	1,337,435	2010
	11.119320	12.470316	12.15%	1,508,282	2009
	14.209605	11.119320	-21.75%	1,793,309	2008
	12.621716	14.209605	12.58%	1,333,603	2007
	11.457924	12.621716	10.16%	1,508,929	2006
	11.015216	11.457924	4.02%	1,718,840	2005
	10.208709	11.015216	7.90%	1,886,164	2004
	8.654366	10.208709	17.96%	1,724,796	2003
	9.540115	8.654366	-9.28%	1,418,807	2002
	10.240525	9.540115	-6.84%	1,078,990	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	14.315463	15.035906	5.03%	2,547,339	2010
	13.486609	14.315463	6.15%	2,537,484	2009
	13.573634	13.486609	-0.64%	2,709,413	2008
	12.969298	13.573634	4.66%	1,895,102	2007
	12.560339	12.969298	3.26%	1,408,675	2006
	12.479024	12.560339	0.65%	1,506,015	2005
	12.128095	12.479024	2.89%	1,646,666	2004
	11.752610	12.128095	3.19%	1,722,859	2003
	10.887834	7.752610	7.94%	1,546,604	2002
	10.228323	10.887834	6.45%	1,024,483	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.453349	11.320110	19.75%	4,064,169	2010
	7.695417	9.453349	22.84%	4,864,628	2009
	11.910670	7.695417	-35.39%	5,561,043	2008
	10.546121	11.910670	12.94%	3,659,302	2007
	9.101039	10.546121	15.88%	4,158,916	2006
	8.428947	9.101039	7.97%	4,471,042	2005
	7.766584	8.428947	8.53%	4,897,600	2004
	6.686505	7.766584	16.15%	4,966,593	2003
	8.614083	6.686505	-22.38%	4,658,236	2002
	10.220980	8.614083	-15.72%	3,384,052	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	12.013668	13.847743	15.27%	577,780	2010
	10.288910	12.013668	16.76%	625,746	2009
	16.209097	10.288910	-36.52%	626,828	2008
	14.021570	16.209097	15.60%	436,409	2007
	12.212264	14.021570	14.82%	382,029	2006
	10.907726	12.212264	11.96%	238,635	2005
	10.000000	10.907726	9.08%	130,922	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.299232	12.441333	20.80%	256,352	2010
	7.401688	10.299232	39.15%	219,127	2009
	13.876307	7.401688	-46.66%	183,805	2008
	9.259970	13.876307	49.85%	73,754	2007
	10.000000	9.259970	-7.40%	29,720	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.252406	16.526083	15.95%	690,903	2010
	8.286647	14.252406	71.99%	819,488	2009
	21.708432	8.286647	-61.83%	669,446	2008
	15.273371	21.708432	42.13%	417,463	2007
	12.287089	15.273371	24.30%	341,564	2006
	10.000000	12.287089	22.87%	109,653	2005*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.477107	10.568054	11.51%	4,514,712	2010
	7.529470	9.477107	25.87%	5,330,513	2009
	11.928767	7.529470	-36.88%	6,129,775	2008
	9.572816	11.928767	21.75%	4,260,050	2007
	9.200918	9.572816	4.04%	4,828,577	2006
	8.351160	9.200918	10.18%	5,529,745	2005
	8.161335	8.351160	2.33%	6,085,193	2004
	6.695716	8.161335	21.89%	5,729,311	2003
	8.589350	6.695716	-22.05%	4,510,709	2002
	10.123886	8.589350	-15.16%	3,185,097	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	17.491821	19.900099	13.77%	1,417,890	2010
	12.060869	17.491821	45.03%	1,465,514	2009
	15.574727	12.060869	-22.56%	1,375,039	2008
	15.140341	15.574727	2.87%	1,038,658	2007
	13.862250	15.140341	9.22%	1,068,834	2006
	13.647506	13.862250	1.57%	1,055,173	2005
	12.541413	13.647506	8.82%	1,103,896	2004
	10.574579	12.541413	18.60%	1,010,317	2003
	10.896533	10.574579	-2.95%	863,210	2002
	10.076613	10.896533	8.14%	539,322	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	14.259480	16.114641	13.01%	403,291	2010
	10.510806	14.259480	35.66%	433,592	2009
	18.378815	10.510806	-42.81%	416,657	2008
	16.887720	18.378815	8.83%	315,422	2007
	13.153656	16.887720	28.39%	286,332	2006
	11.945966	13.153656	10.11%	181,105	2005
	10.000000	11.945966	19.46%	70,812	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.590859	12.041481	13.70%	1,274,792	2010
	8.426470	10.590859	25.69%	1,461,496	2009
	14.704963	8.426470	-42.70%	1,473,125	2008
	12.240210	14.704963	20.14%	896,200	2007
	10.213807	12.240210	19.84%	916,763	2006
	8.853054	10.213807	15.37%	909,815	2005
	7.840387	8.853054	12.92%	957,684	2004
	6.337656	7.840387	23.71%	843,562	2003
	7.817619	6.337656	-18.93%	717,737	2002
	10.149762	7.817619	-22.98%	458,817	2001

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.333024	15.811731	39.52%	111,853	2010
	8.098121	11.333024	39.95%	112,274	2009
	15.733650	8.098121	-48.53%	81,187	2008
	14.917517	15.733650	5.47%	59,407	2007
	13.415018	14.917517	11.20%	57,292	2006
	11.205120	13.415018	19.72%	45,082	2005
	10.000000	11.205120	12.05%	23,374	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.503054	16.292522	30.31%	343,288	2010
	8.606807	12.503054	45.27%	338,799	2009
	13.625861	8.606807	-36.83%	293,028	2008
	12.216068	13.625861	11.54%	186,995	2007
	11.360798	12.216068	7.53%	143,195	2006
	10.000000	11.360798	13.61%	44,489	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.282392	11.183620	-0.88%	903,324	2010
	11.275744	11.282392	0.06%	1,076,320	2009
	11.140535	11.275744	1.21%	1,662,570	2008
	10.751664	11.140535	3.62%	584,134	2007
	10.405234	10.751664	3.33%	487,118	2006
	10.249548	10.405234	1.52%	413,031	2005
	10.276601	10.249548	-0.26%	357,689	2004
	10.321989	10.276601	-0.44%	300,740	2003
	10.303622	10.321989	0.18%	356,275	2002
	10.042070	10.303622	2.60%	328,055	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.308177	14.394054	27.29%	176,640	2010
	9.235171	11.308177	22.45%	217,176	2009
	14.577035	9.235171	-36.65%	244,356	2008
	17.534744	14.577035	-16.87%	143,356	2007
	13.608265	17.534744	28.85%	158,340	2006
	12.395855	13.608265	9.78%	107,937	2005
	10.000000	12.395855	23.96%	44,759	2004*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.523818	15.103806	11.68%	1,770,468	2010
	9.492077	13.523818	42.47%	2,000,257	2009
	14.495825	9.492077	-34.52%	2,161,507	2008
	11.768023	14.495825	23.18%	1,534,306	2007
	11.013522	11.768023	6.85%	1,676,120	2006
	9.483442	11.013522	16.13%	1,839,670	2005
	8.236019	9.483442	15.15%	1,926,229	2004
	6.373690	8.236019	29.22%	1,721,980	2003
	8.465463	6.373690	-24.71%	1,319,140	2002
	9.703241	8.465463	-12.76%	824,061	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	12.146147	15.501552	27.63%	1,686,356	2010
	9.102132	12.146147	33.44%	1,972,194	2009
	15.108568	9.102132	-39.76%	2,045,749	2008
	13.437940	15.108568	12.43%	1,411,123	2007
	12.913866	13.437940	4.06%	1,584,308	2006
	11.549477	12.913866	11.81%	1,807,644	2005
	10.202000	11.549477	13.21%	1,994,071	2004
	7.586249	10.202000	34.48%	1,839,227	2003
	9.793049	7.586249	-22.53%	1,582,101	2002
	10.082446	9.793049	-2.87%	1,032,484	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.954432	14.968563	25.21%	169,333	2010
	9.345214	11.954432	27.92%	183,325	2009
	12.772647	9.345214	-26.83%	205,721	2008
	13.451362	12.772647	-5.05%	159,013	2007
	11.622311	13.451362	15.74%	133,631	2006
	11.265957	11.622311	3.16%	118,706	2005
	10.000000	11.265957	12.66%	76,012	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.266338	14.422791	17.58%	1,201,818	2010
	9.778763	12.266338	25.44%	1,276,287	2009
	14.916596	9.778763	-34.44%	1,418,489	2008
	14.780173	14.916596	0.92%	1,186,810	2007
	12.766443	14.780173	15.77%	1,296,638	2006
	12.342628	12.766443	3.43%	1,513,441	2005
	10.863749	12.342628	13.61%	1,608,538	2004
	8.766516	10.863749	23.92%	1,372,764	2003
	10.137650	8.766516	-13.53%	1,004,512	2002
	10.000000	10.137650	1.38%	556,685	2001*

Optional Benefits Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.240360	23.928189	7.59%	87,943	2010
	17.965354	22.240360	23.80%	116,430	2009
	24.455014	17.965354	-26.54%	132,116	2008
	17.141532	24.455014	42.67%	36,649	2007
	14.410672	17.141532	18.95%	31,893	2006
	11.712648	14.410672	23.04%	33,774	2005
	10.442245	11.712648	12.17%	32,224	2004
	9.461963	10.442245	10.36%	34,294	2003
	9.253735	9.461963	2.25%	38,197	2002
	10.381508	9.253735	-10.86%	37,041	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.413251	14.391624	15.94%	49,237	2010
	11.074021	12.413251	12.09%	62,256	2009
	14.158875	11.074021	-21.79%	73,835	2008
	12.583040	14.158875	12.52%	19,174	2007
	11.428569	12.583040	10.10%	20,185	2006
	10.992522	11.428569	3.97%	20,430	2005
	10.192830	10.992522	7.85%	21,416	2004
	8.645268	10.192830	17.90%	27,064	2003
	9.534906	8.645268	-9.33%	32,470	2002
	10.240130	9.534906	-6.89%	34,278	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	14.249965	14.959557	4.98%	91,213	2010
	13.431679	14.249965	6.09%	81,214	2009
	13.525178	13.431679	-0.69%	135,332	2008
	12.929556	13.525178	4.61%	29,643	2007
	12.528147	12.929556	3.20%	22,295	2006
	12.453317	12.528147	0.60%	25,467	2005
	12.109223	12.453317	2.84%	25,884	2004
	11.740262	12.109223	3.14%	31,895	2003
	10.881885	11.740262	7.89%	39,634	2002
	10.227928	10.881885	6.39%	35,527	2001

Optional Benefits Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.410048	11.262568	19.69%	161,996	2010
	7.664050	9.410048	22.78%	218,626	2009
	11.868118	7.664050	-35.42%	267,257	2008
	10.513787	11.868118	12.88%	53,367	2007
	9.077709	10.513787	15.82%	58,191	2006
	8.411575	9.077709	7.92%	62,511	2005
	7.754492	8.411575	8.47%	63,862	2004
	6.679456	7.754492	16.09%	73,074	2003
	8.609380	6.679456	-22.42%	82,973	2002
	10.220586	8.609380	-15.76%	104,304	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.979355	13.801231	15.21%	18,470	2010
	10.264695	11.979355	16.70%	21,115	2009
	16.179143	10.264695	-36.56%	23,869	2008
	14.002771	16.179143	15.54%	606	2007
	12.202034	14.002771	14.76%	606	2006
	10.904084	12.202034	11.90%	606	2005
	10.000000	10.904084	9.04%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.280136	12.411996	20.74%	7,253	2010
	7.391704	10.280136	39.08%	4,946	2009
	13.864623	7.391704	-46.69%	10,166	2008
	9.256865	13.864623	49.78%	1,696	2007
	10.000000	9.256865	-7.43%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.219422	16.479518	15.89%	11,818	2010
	8.271643	14.219422	71.91%	15,332	2009
	21.680150	8.271643	-61.85%	18,778	2008
	15.261217	21.680150	42.06%	2,805	2007
	12.283494	15.261217	24.24%	2,805	2006
	10.000000	12.283494	22.83%	1,439	2005*

Optional Benefits Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.433733	10.514384	11.46%	162,960	2010
	7.498799	9.433733	25.80%	236,595	2009
	11.886196	7.498799	-36.91%	303,099	2008
	9.543491	11.886196	21.68%	67,337	2007
	9.177351	9.543491	3.99%	68,295	2006
	8.333962	9.177351	10.12%	80,464	2005
	8.148640	8.333962	2.27%	83,865	2004
	6.688673	8.148640	21.83%	90,521	2003
	8.584654	6.688673	-22.09%	99,653	2002
	10.123498	8.584654	-15.20%	106,296	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	17.411833	19.799096	13.71%	54,917	2010
	12.011774	17.411833	44.96%	57,126	2009
	15.519172	12.011774	-22.60%	57,457	2008
	15.093984	15.519172	2.82%	4,839	2007
	13.826760	15.093984	9.17%	4,802	2006
	13.619419	13.826760	1.52%	5,408	2005
	12.521924	13.619419	8.76%	6,909	2004
	10.563475	12.521924	18.54%	8,843	2003
	10.890582	10.563475	-3.00%	8,758	2002
	10.076223	10.890582	8.08%	10,354	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	14.218750	16.060514	12.95%	7,926	2010
	10.486072	14.218750	35.60%	8,411	2009
	18.344833	10.486072	-42.84%	8,049	2008
	16.865067	18.344833	8.77%	783	2007
	13.142633	16.865067	28.32%	873	2006
	11.941969	13.142633	10.05%	970	2005
	10.000000	11.941969	19.42%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.542390	11.980334	13.64%	30,429	2010
	8.392137	10.542390	25.62%	38,948	2009
	14.652476	8.392137	-42.73%	43,978	2008
	12.202709	14.652476	20.08%	4,331	2007
	10.187645	12.202709	19.78%	4,838	2006
	8.834810	10.187645	15.31%	3,467	2005
	7.828178	8.834810	12.86%	5,677	2004
	6.330982	7.828178	23.65%	4,127	2003
	7.813349	6.330982	-18.97%	4,321	2002
	10.149370	7.813349	-23.02%	4,639	2001

Optional Benefits Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.300663	15.758638	39.45%	874	2010
	8.079085	11.300663	39.88%	3,034	2009
	15.704618	8.079085	-48.56%	2,917	2008
	14.897550	15.704618	5.42%	0	2007
	13.403806	14.897550	11.14%	321	2006
	11.201378	13.403806	19.66%	321	2005
	10.000000	11.201378	12.01%	321	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.474167	16.246701	30.24%	5,482	2010
	8.591254	12.474167	45.20%	5,203	2009
	13.608108	8.591254	-36.87%	10,018	2008
	12.206343	13.608108	11.48%	1,045	2007
	11.357463	12.206343	7.47%	1,622	2006
	10.000000	11.357463	13.57%	456	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.230769	11.126830	-0.93%	36,888	2010
	11.229819	11.230769	0.01%	116,961	2009
	11.100765	11.229819	1.16%	170,072	2008
	10.718722	11.100765	3.56%	6,353	2007
	10.378577	10.718722	3.28%	6,508	2006
	10.228440	10.378577	1.47%	14,793	2005
	10.260618	10.228440	-0.31%	16,225	2004
	10.311141	10.260618	-0.49%	19,953	2003
	10.297992	10.311141	0.13%	7,631	2002
	10.041682	10.297992	2.55%	7,631	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.277307	14.347534	27.22%	8,083	2010
	9.214612	11.277307	22.39%	5,443	2009
	14.551958	9.214612	-36.68%	7,381	2008
	17.513470	14.551958	-16.91%	2,678	2007
	13.598591	17.513470	28.79%	3,774	2006
	12.393272	13.598591	9.73%	1,508	2005
	10.000000	12.393272	23.93%	761	2004*

Optional Benefits Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.461848	15.027010	11.63%	40,785	2010
	9.453359	13.461848	42.40%	49,801	2009
	14.444013	9.453359	-34.55%	60,282	2008
	11.731915	14.444013	23.12%	2,925	2007
	10.985266	11.731915	6.80%	3,359	2006
	9.463888	10.985266	16.08%	4,394	2005
	8.223192	9.463888	15.09%	5,913	2004
	6.366977	8.223192	29.15%	6,107	2003
	8.460827	6.366977	-24.75%	5,123	2002
	9.702866	8.460827	-12.80%	6,860	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	12.090542	15.422810	27.56%	55,125	2010
	9.065048	12.090542	33.38%	65,238	2009
	15.054635	9.065048	-39.79%	69,575	2008
	13.396765	15.054635	12.38%	6,230	2007
	12.880777	13.396765	4.01%	7,631	2006
	11.525679	12.880777	11.76%	8,384	2005
	10.186117	11.525679	13.15%	9,975	2004
	7.578254	10.186117	34.41%	11,286	2003
	9.787685	7.578254	-22.57%	7,341	2002
	10.082057	9.787685	-2.92%	8,127	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.920285	14.918276	25.15%	18,418	2010
	9.323231	11.920285	27.86%	2,823	2009
	12.749058	9.323231	-26.87%	10,920	2008
	13.433344	12.749058	-5.09%	0	2007
	11.612581	13.433344	15.68%	0	2006
	11.262202	11.612581	3.11%	0	2005
	10.000000	11.262202	12.62%	314	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.212759	14.352550	17.52%	6,161	2010
	9.740965	12.212759	25.38%	5,011	2009
	14.866473	9.740965	-34.48%	9,953	2008
	14.737993	14.866473	0.87%	1,962	2007
	12.736416	14.737993	15.72%	2,098	2006
	12.319794	12.736416	3.38%	3,001	2005
	10.849125	12.319794	13.56%	4,494	2004
	8.759128	10.849125	23.86%	0	2003
	10.134230	8.759128	-13.57%	0	2002
	10.000000	10.134230	1.34%	0	2001*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.138607	23.806693	7.53%	16,252	2010
	17.892193	22.138607	23.73%	24,559	2009
	24.367737	17.892193	-26.57%	31,319	2008
	17.089016	24.367737	42.59%	15,745	2007
	14.373745	17.089016	18.89%	19,144	2006
	11.688510	14.373745	22.97%	22,237	2005
	10.425989	11.688510	12.11%	20,479	2004
	9.452002	10.425989	10.30%	24,280	2003
	9.248676	9.452002	2.20%	19,128	2002
	10.381107	9.248676	-10.91%	14,008	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.356395	14.318474	15.88%	10,731	2010
	11.028872	12.356395	12.04%	14,604	2009
	14.108297	11.028872	-21.83%	14,460	2008
	12.544463	14.108297	12.47%	16,629	2007
	11.399270	12.544463	10.05%	18,266	2006
	10.969863	11.399270	3.91%	19,228	2005
	10.176961	10.969863	7.79%	22,465	2004
	8.636168	10.176961	17.84%	25,259	2003
	9.529691	8.636168	-9.38%	26,978	2002
	10.239734	9.529691	-6.93%	24,598	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	14.184753	14.883586	4.93%	21,342	2010
	13.376964	14.184753	6.04%	42,687	2009
	13.476882	13.376964	-0.74%	37,337	2008
	12.889923	13.476882	4.55%	51,211	2007
	12.496049	12.889923	3.15%	29,794	2006
	12.427663	12.496049	0.55%	28,729	2005
	12.090385	12.427663	2.79%	32,666	2004
	11.727922	12.090385	3.09%	48,123	2003
	10.875937	11.727922	7.83%	45,831	2002
	10.227532	10.875937	6.34%	30,641	2001

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.367001	11.205401	19.63%	37,081	2010
	7.632829	9.367001	22.72%	41,232	2009
	11.825758	7.632829	-35.46%	50,307	2008
	10.481577	11.825758	12.82%	32,822	2007
	9.054449	10.481577	15.76%	51,860	2006
	8.394248	9.054449	7.86%	58,644	2005
	7.742423	8.394248	8.42%	65,117	2004
	6.672429	7.742423	16.04%	84,489	2003
	8.604664	6.672429	-22.46%	98,467	2002
	10.220192	8.604664	-15.81%	82,696	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.945164	13.754901	15.15%	940	2010
	10.240571	11.945164	16.65%	3,577	2009
	16.149298	10.240571	-36.59%	2,584	2008
	13.984033	16.149298	15.48%	19,558	2007
	12.191838	13.984033	14.70%	1,508	2006
	10.900454	12.191838	11.85%	3,938	2005
	10.000000	10.900454	9.00%	3,188	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.261089	12.382752	20.68%	329	2010
	7.381734	10.261089	39.01%	1,687	2009
	13.852933	7.381734	-46.71%	1,016	2008
	9.253760	13.852933	49.70%	445	2007
	10.000000	9.253760	-7.46%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.186484	16.433054	15.84%	3,227	2010
	8.256659	14.186484	71.82%	5,541	2009
	21.651880	8.256659	-61.87%	4,395	2008
	15.249060	21.651880	41.99%	2,550	2007
	12.279895	15.249060	24.18%	1,630	2006
	10.000000	12.279895	22.80%	799	2005*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.390554	10.460968	11.40%	27,720	2010
	7.468238	9.390554	25.74%	41,825	2009
	11.843752	7.468238	-36.94%	56,774	2008
	9.514247	11.843752	21.62%	37,839	2007
	9.153842	9.514247	3.94%	58,751	2006
	8.316790	9.153842	10.06%	68,452	2005
	8.135951	8.316790	2.22%	123,054	2004
	6.681627	8.135951	21.77%	110,611	2003
	8.579957	6.681627	-22.13%	113,961	2002
	10.123104	8.579957	-15.24%	95,431	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	17.332150	19.698548	13.65%	7,614	2010
	11.962832	17.332150	44.88%	12,667	2009
	15.463757	11.962832	-22.64%	13,807	2008
	15.047725	15.463757	2.76%	15,146	2007
	13.791334	15.047725	9.11%	18,084	2006
	13.591374	13.791334	1.47%	19,563	2005
	12.502442	13.591374	8.71%	26,727	2004
	10.552366	12.502442	18.48%	29,980	2003
	10.884629	10.552366	-3.05%	33,369	2002
	10.075834	10.884629	8.03%	29,449	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	14.178162	16.006592	12.90%	363	2010
	10.461426	14.178162	35.53%	385	2009
	18.310993	10.461426	-42.87%	473	2008
	16.842490	18.310993	8.72%	4,280	2007
	13.131649	16.842490	28.26%	3,713	2006
	11.937990	13.131649	10.00%	4,215	2005
	10.000000	11.937990	19.38%	534	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.494125	11.919466	13.58%	16,756	2010
	8.357943	10.494125	25.56%	23,283	2009
	14.600154	8.357943	-42.75%	25,353	2008
	12.165307	14.600154	20.01%	9,507	2007
	10.161529	12.165307	19.72%	11,758	2006
	8.816605	10.161529	15.25%	13,034	2005
	7.816002	8.816605	12.80%	14,552	2004
	6.324320	7.816002	23.59%	16,707	2003
	7.809063	6.324320	-19.01%	18,295	2002
	10.148980	7.809063	-23.06%	11,637	2001

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.268383	15.705692	39.38%	971	2010
	8.060078	11.268383	39.80%	1,857	2009
	15.675608	8.060078	-48.58%	1,852	2008
	14.877580	15.675608	5.36%	1,476	2007
	13.392589	14.877580	11.09%	985	2006
	11.197635	13.392589	19.60%	998	2005
	10.000000	11.197635	11.98%	840	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.445284	16.200902	30.18%	3,289	2010
	8.575689	12.445284	45.12%	6,207	2009
	13.590348	8.575689	-36.90%	3,058	2008
	12.196603	13.590348	11.43%	422	2007
	11.354128	12.196603	7.42%	4,433	2006
	10.000000	11.354128	13.54%	4,433	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.179359	11.070300	-0.98%	25,984	2010
	11.184061	11.179359	-0.04%	25,047	2009
	11.061120	11.184061	1.11%	65,678	2008
	10.685868	11.061120	3.51%	31,022	2007
	10.351980	10.685868	3.23%	16,490	2006
	10.207368	10.351980	1.42%	8,747	2005
	10.244654	10.207368	-0.36%	10,766	2004
	10.300303	10.244654	-0.54%	13,151	2003
	10.292366	10.300303	0.08%	9,135	2002
	10.041294	10.292366	2.50%	7,471	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.246501	14.301124	27.16%	0	2010
	9.194083	11.246501	22.32%	567	2009
	14.526905	9.194083	-36.71%	662	2008
	17.492217	14.526905	-16.95%	1,259	2007
	13.588929	17.492217	28.72%	1,239	2006
	12.390701	13.588929	9.67%	3,578	2005
	10.000000	12.390701	23.91%	3,015	2004*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.400269	14.950717	11.57%	6,499	2010
	9.414864	13.400269	42.33%	10,396	2009
	14.392476	9.414864	-34.58%	14,764	2008
	11.695986	14.392476	23.05%	9,638	2007
	10.957136	11.695986	6.74%	23,753	2006
	9.444399	10.957136	16.02%	26,329	2005
	8.210389	9.444399	15.03%	29,850	2004
	6.360281	8.210389	29.09%	32,033	2003
	8.456200	6.360281	-24.79%	30,655	2002
	9.702490	8.456200	-12.85%	28,505	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	12.035162	15.344405	27.50%	13,424	2010
	9.028084	12.035162	33.31%	19,295	2009
	15.000856	9.028084	-39.82%	19,891	2008
	13.355680	15.000856	12.32%	14,809	2007
	12.847752	13.355680	3.95%	20,957	2006
	11.501914	12.847752	11.70%	23,059	2005
	10.170256	11.501914	13.09%	27,791	2004
	7.570268	10.170256	34.34%	28,865	2003
	9.782324	7.570268	-22.61%	33,059	2002
	10.081665	9.782324	-2.97%	23,399	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.886251	14.868177	25.09%	2,317	2010
	9.301304	11.886251	27.79%	329	2009
	12.725503	9.301304	-26.91%	1,083	2008
	13.415340	12.725503	-5.14%	2,174	2007
	11.602859	13.415340	15.62%	2,215	2006
	11.258438	11.602859	3.06%	2,237	2005
	10.000000	11.258438	12.58%	1,297	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.159401	14.282631	17.46%	5,797	2010
	9.703311	12.159401	25.31%	8,416	2009
	14.816501	9.703311	-34.51%	11,548	2008
	14.695912	14.816501	0.82%	18,487	2007
	12.706445	14.695912	15.66%	18,001	2006
	12.297000	12.706445	3.33%	21,285	2005
	10.834517	12.297000	13.50%	31,391	2004
	8.751747	10.834517	23.80%	13,081	2003
	10.130815	8.751747	-13.61%	8,542	2002
	10.000000	10.130815	1.31%	3,093	2001*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.037235	23.685706	7.48%	3,088,453	2010
	17.819252	22.037235	23.67%	3,463,162	2009
	24.280695	17.819252	-26.61%	3,435,347	2008
	17.036609	24.280695	42.52%	2,644,821	2007
	14.336900	17.036609	18.83%	2,614,924	2006
	11.664428	14.336900	22.91%	2,376,339	2005
	10.409769	11.664428	12.05%	2,154,659	2004
	9.442063	10.409769	10.25%	1,862,006	2003
	9.243622	9.442063	2.15%	1,257,090	2002
	10.380708	9.243622	-10.95%	609,313	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.299832	14.245741	15.82%	1,252,896	2010
	10.983935	12.299832	11.98%	1,365,961	2009
	14.057912	10.983935	-21.87%	1,442,365	2008
	12.506009	14.057912	12.41%	1,164,690	2007
	11.370059	12.506009	9.99%	1,254,136	2006
	10.947269	11.370059	3.86%	1,362,730	2005
	10.161123	10.947269	7.74%	1,476,341	2004
	8.627087	10.161123	17.78%	1,248,173	2003
	9.524483	8.627087	-9.42%	874,737	2002
	10.239342	9.524483	-6.98%	531,999	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	14.119800	14.807952	4.87%	2,201,972	2010
	13.322442	14.119800	5.99%	2,176,046	2009
	13.428741	13.322442	-0.79%	2,180,880	2008
	12.850415	13.428741	4.50%	1,617,606	2007
	12.464033	12.850415	3.10%	1,205,500	2006
	12.402072	12.464033	0.50%	1,297,187	2005
	12.071581	12.402072	2.74%	1,309,767	2004
	11.715601	12.071581	3.04%	1,348,283	2003
	10.870004	11.715601	7.78%	1,181,231	2002
	10.227138	10.870004	6.29%	538,244	2001

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.324072	11.148417	19.57%	3,907,176	2010
	7.601696	9.324072	22.66%	4,368,488	2009
	11.783491	7.601696	-35.49%	4,818,007	2008
	10.449424	11.783491	12.77%	3,942,866	2007
	9.031224	10.449424	15.70%	4,350,732	2006
	8.376933	9.031224	7.81%	4,733,615	2005
	7.730355	8.376933	8.36%	5,131,087	2004
	6.665399	7.730355	15.98%	5,165,357	2003
	8.599948	6.665399	-22.49%	4,157,275	2002
	10.219800	8.599948	-15.85%	2,694,842	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.911006	13.708634	15.09%	475,231	2010
	10.216457	11.911006	16.59%	532,560	2009
	16.119427	10.216457	-36.62%	608,963	2008
	13.965251	16.119427	15.43%	511,569	2007
	12.181608	13.965251	14.64%	412,794	2006
	10.896802	12.181608	11.79%	252,977	2005
	10.000000	10.896802	8.97%	120,739	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.242050	12.353544	20.62%	411,364	2010
	7.371767	10.242050	38.94%	416,101	2009
	13.841248	7.371767	-46.74%	302,890	2008
	9.250653	13.841248	49.62%	141,263	2007
	10.000000	9.250653	-7.49%	47,222	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.153663	16.386753	15.78%	864,650	2010
	8.241714	14.153663	71.73%	967,815	2009
	21.623653	8.241714	-61.89%	752,432	2008
	15.236913	21.623653	41.92%	576,700	2007
	12.276302	15.236913	24.12%	507,168	2006
	10.000000	12.276302	22.76%	241,060	2005*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.347537	10.407794	11.34%	4,130,884	2010
	7.437778	9.347537	25.68%	4,683,658	2009
	11.801419	7.437778	-36.98%	5,014,149	2008
	9.485048	11.801419	21.56%	4,380,521	2007
	9.130350	9.485048	3.88%	4,954,848	2006
	8.299630	9.130350	10.01%	5,737,026	2005
	8.123281	8.299630	2.17%	6,459,736	2004
	6.674589	8.123281	21.70%	5,823,015	2003
	8.575259	6.674589	-22.16%	4,090,593	2002
	10.122717	8.575259	-15.29%	2,546,678	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	17.252776	19.598436	13.60%	1,425,970	2010
	11.914069	17.252776	44.81%	1,569,824	2009
	15.408511	11.914069	-22.68%	1,336,401	2008
	15.001599	15.408511	2.71%	1,208,547	2007
	13.755978	15.001599	9.06%	1,192,698	2006
	13.563363	13.755978	1.42%	1,193,835	2005
	12.482991	13.563363	8.65%	1,273,992	2004
	10.541269	12.482991	18.42%	1,146,324	2003
	10.878681	10.541269	-3.10%	850,885	2002
	10.075445	10.878681	7.97%	489,983	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	14.137637	15.952795	12.84%	435,092	2010
	10.436790	14.137637	35.46%	463,255	2009
	18.277131	10.436790	-42.90%	445,686	2008
	16.819886	18.277131	8.66%	442,683	2007
	13.120632	16.819886	28.19%	416,099	2006
	11.933995	13.120632	9.94%	319,506	2005
	10.000000	11.933995	19.34%	155,041	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.446070	11.858907	13.53%	1,236,058	2010
	8.323872	10.446070	25.50%	1,363,982	2009
	14.547998	8.323872	-42.78%	1,352,016	2008
	12.128004	14.547998	19.95%	1,118,148	2007
	10.135478	12.128004	19.66%	1,054,931	2006
	8.798440	10.135478	15.20%	1,064,161	2005
	7.803840	8.798440	12.75%	1,173,156	2004
	6.317666	7.803840	23.52%	1,048,190	2003
	7.804795	6.317666	-19.05%	677,134	2002
	10.148588	7.804795	-23.09%	376,227	2001

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.236150	15.652872	39.31%	123,572	2010
	8.041085	11.236150	39.73%	110,515	2009
	15.646604	8.041085	-48.61%	103,420	2008
	14.857607	15.646604	5.31%	86,256	2007
	13.381366	14.857607	11.03%	107,400	2006
	11.193892	13.381366	19.54%	81,131	2005
	10.000000	11.193892	11.94%	52,666	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.416485	16.155261	30.11%	359,643	2010
	8.560166	12.416485	45.05%	354,009	2009
	13.572616	8.560166	-36.93%	278,162	2008
	12.186880	13.572616	11.37%	236,473	2007
	11.350801	12.186880	7.37%	181,512	2006
	10.000000	11.350801	13.51%	78,189	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.128158	11.014034	-1.03%	680,252	2010
	11.138467	11.128158	-0.09%	826,943	2009
	11.021595	11.138467	1.06%	1,262,604	2008
	10.653097	11.021595	3.46%	449,316	2007
	10.325436	10.653097	3.17%	311,601	2006
	10.186330	10.325436	1.37%	295,787	2005
	10.228708	10.186330	-0.41%	294,308	2004
	10.289468	10.228708	-0.59%	343,105	2003
	10.286739	11.289468	0.03%	466,633	2002
	10.040906	10.286739	2.45%	170,323	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.215725	14.254794	27.10%	305,115	2010
	9.173571	11.215725	22.26%	300,554	2009
	14.501873	9.173571	-36.74%	322,108	2008
	17.470956	14.501873	-16.99%	244,664	2007
	13.579244	17.470956	28.66%	295,083	2006
	12.388114	13.579244	9.62%	210,518	2005
	10.000000	12.388114	23.88%	128,620	2004*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.338875	14.874711	11.51%	1,954,426	2010
	9.376467	13.338875	42.26%	2,184,718	2009
	14.341039	9.376467	-34.62%	2,136,406	2008
	11.660109	14.341039	22.99%	1,793,805	2007
	10.929041	11.660109	6.69%	1,894,969	2006
	9.424928	10.929041	15.96%	2,151,177	2005
	8.197612	9.424928	14.97%	2,244,294	2004
	6.353579	8.197612	29.02%	1,824,272	2003
	8.451569	6.353579	-24.82%	1,236,136	2002
	9.702115	8.451569	-12.89%	687,831	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.980028	15.266415	27.43%	1,594,785	2010
	8.991264	11.980028	33.24%	1,792,685	2009
	14.947253	8.991264	-39.85%	1,855,494	2008
	13.314729	14.947253	12.26%	1,604,279	2007
	12.814815	13.314729	3.90%	1,777,459	2006
	11.478207	12.814815	11.64%	2,066,689	2005
	10.154419	11.478207	13.04%	2,331,047	2004
	7.562291	10.154419	34.28%	2,010,936	2003
	9.776967	7.562291	-22.65%	1,480,678	2002
	10.081277	9.776967	-3.02%	742,180	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.852276	14.818204	25.02%	254,721	2010
	9.279402	11.852276	27.73%	264,946	2009
	12.701985	9.279402	-26.95%	253,188	2008
	13.397355	12.701985	-5.19%	217,555	2007
	11.593147	13.397355	15.56%	221,393	2006
	11.254677	11.593147	3.01%	214,762	2005
	10.000000	11.254677	12.55%	130,863	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.106260	14.213043	17.40%	1,457,911	2010
	9.665789	12.106260	25.25%	1,617,286	2009
	14.766678	9.665789	-34.54%	1,749,898	2008
	14.653936	14.766678	0.77%	1,631,416	2007
	12.676536	14.653936	15.60%	1,825,435	2006
	12.274232	12.676536	3.28%	2,151,819	2005
	10.819919	12.274232	13.44%	2,312,031	2004
	8.744370	10.819919	23.74%	1,863,263	2003
	10.127390	8.744370	-13.66%	1,224,566	2002
	10.000000	10.127390	1.27%	634,971	2001*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.936284	23.565299	7.43%	1,184,514	2010
	17.746584	21.936284	23.61%	1,299,677	2009
	24.193906	17.746584	-26.65%	1,355,671	2008
	16.984344	24.193906	42.45%	1,256,382	2007
	14.300116	16.984344	18.77%	1,216,493	2006
	11.640367	14.300116	22.85%	1,147,188	2005
	10.393551	11.640367	12.00%	1,066,380	2004
	9.432127	10.393551	10.19%	871,021	2003
	9.238561	9.432127	2.10%	431,826	2002
	10.380307	9.238561	-11.00%	114,662	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.243469	14.173303	15.76%	605,662	2010
	10.939137	12.243469	11.92%	597,905	2009
	14.007666	10.939137	-21.91%	635,988	2008
	12.467641	14.007666	12.35%	656,540	2007
	11.340897	12.467641	9.94%	722,517	2006
	10.924693	11.340897	3.81%	783,365	2005
	10.145300	10.924693	7.68%	820,236	2004
	8.618002	10.145300	17.72%	667,040	2003
	9.519267	8.618002	-9.47%	377,737	2002
	10.238945	9.519267	-7.03%	137,993	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	14.055095	14.732639	4.82%	967,277	2010
	13.268099	14.055095	5.93%	849,950	2009
	13.380718	13.268099	-0.84%	882,774	2008
	12.810978	13.380718	4.45%	705,401	2007
	12.432047	12.810978	3.05%	473,299	2006
	12.376482	12.432047	0.45%	533,796	2005
	12.052775	12.376482	2.69%	580,768	2004
	11.703272	12.052775	2.99%	553,787	2003
	10.864056	11.703272	7.72%	328,071	2002
	10.226743	10.864056	6.23%	130,184	2001

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.281311	11.091677	19.51%	1,567,741	2010
	7.570668	9.281311	22.60%	1,602,662	2009
	11.741350	7.570668	-35.52%	1,725,578	2008
	10.417339	11.741350	12.71%	1,481,507	2007
	9.008039	10.417339	15.64%	1,690,703	2006
	8.359642	9.008039	7.76%	1,806,193	2005
	7.718299	8.359642	8.31%	1,888,685	2004
	6.658379	7.718299	15.92%	1,763,006	2003
	8.595243	6.658379	-22.53%	1,020,498	2002
	10.219404	8.595243	-15.89%	387,391	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.876971	13.662564	15.03%	237,002	2010
	10.192414	11.876971	16.53%	225,572	2009
	16.089651	10.192414	-36.65%	251,864	2008
	13.946553	16.089651	15.37%	235,395	2007
	12.171426	13.946553	14.58%	207,245	2006
	10.893176	12.171426	11.73%	125,910	2005
	10.000000	10.893176	8.93%	58,230	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.223052	12.324408	20.56%	168,105	2010
	7.361817	10.223052	38.87%	166,642	2009
	13.829581	7.361817	-46.77%	139,917	2008
	9.247550	13.829581	49.55%	77,483	2007
	10.000000	9.247550	-7.52%	25,463	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.120859	16.340523	15.72%	300,653	2010
	8.226778	14.120859	71.65%	326,632	2009
	21.595448	8.226778	-61.91%	294,941	2008
	15.224772	21.595448	41.84%	249,175	2007
	12.272698	15.224772	24.05%	215,932	2006
	10.000000	12.272698	22.73%	120,713	2005*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.304678	10.354846	11.29%	1,748,162	2010
	7.407426	9.304678	25.61%	1,863,972	2009
	11.759218	7.407426	-37.01%	2,058,517	2008
	9.455939	11.759218	21.50%	1,896,573	2007
	9.106919	9.455939	3.83%	2,220,742	2006
	8.282499	9.106919	9.95%	2,490,494	2005
	8.110613	8.282499	2.12%	2,663,482	2004
	6.667554	8.110613	21.64%	2,177,922	2003
	8.570560	6.667554	-22.20%	1,070,286	2002
	10.122324	8.570560	-15.33%	382,630	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	17.173746	19.498801	13.54%	607,039	2010
	11.865482	17.173746	44.74%	627,673	2009
	15.353443	11.865482	-22.72%	533,490	2008
	14.955579	15.353443	2.66%	525,932	2007
	13.720700	14.955579	9.00%	525,962	2006
	13.535400	13.720700	1.37%	547,019	2005
	12.463553	13.535400	8.60%	592,943	2004
	10.530181	12.463553	18.36%	467,132	2003
	10.872733	10.530181	-3.15%	260,744	2002
	10.075055	10.872733	7.92%	62,100	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	14.097206	15.899139	12.78%	164,891	2010
	10.412215	14.097206	35.39%	180,152	2009
	18.243344	10.412215	-42.93%	175,760	2008
	16.797332	18.243344	8.61%	188,108	2007
	13.109644	16.797332	28.13%	177,494	2006
	11.930012	13.109644	9.89%	124,472	2005
	10.000000	11.930012	19.30%	66,618	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.398199	11.798602	13.47%	447,336	2010
	8.289914	10.398199	25.43%	472,003	2009
	14.495992	8.289914	-42.81%	468,567	2008
	12.090801	14.495992	19.89%	444,419	2007
	10.109478	12.090801	19.60%	454,566	2006
	8.780285	10.109478	15.14%	467,212	2005
	7.791669	8.780285	12.69%	506,190	2004
	6.311001	7.791669	23.46%	364,813	2003
	7.800511	6.311001	-19.10%	215,373	2002
	10.148197	7.800511	-23.13%	52,081	2001

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.204026	15.600243	39.24%	55,166	2010
	8.022151	11.204026	39.66%	34,910	2009
	15.617688	8.022151	-48.63%	32,121	2008
	14.837690	15.617688	5.26%	24,929	2007
	13.370162	14.837690	10.98%	32,767	2006
	11.190148	13.370162	19.48%	26,470	2005
	10.000000	11.190148	11.90%	13,595	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.387745	16.109723	30.05%	141,988	2010
	8.544674	12.387745	44.98%	114,659	2009
	13.554926	8.544674	-36.96%	113,808	2008
	12.177178	13.554926	11.31%	131,526	2007
	11.347482	12.177178	7.31%	76,341	2006
	10.000000	11.347482	13.47%	40,744	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.077170	10.958026	-1.08%	487,074	2010
	11.093039	11.077170	-0.14%	502,104	2009
	10.982196	11.093039	1.01%	640,564	2008
	10.620414	10.982196	3.41%	286,348	2007
	10.298951	10.620414	3.12%	200,960	2006
	10.165326	10.298951	1.31%	113,134	2005
	10.212781	10.165326	-0.46%	110,839	2004
	10.278641	10.212781	-0.64%	169,039	2003
	10.281111	10.278641	-0.02%	209,335	2002
	10.040517	10.281111	2.40%	155,963	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.185033	14.208620	27.03%	71,259	2010
	9.153113	11.185033	22.20%	89,710	2009
	14.476877	9.153113	-36.77%	105,429	2008
	17.449717	14.476877	-17.04%	111,327	2007
	13.569579	17.449717	28.59%	132,286	2006
	12.385543	13.569579	9.56%	94,912	2005
	10.000000	12.385543	23.86%	38,757	2004*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.277750	14.799070	11.46%	691,968	2010
	9.338227	13.277750	42.19%	670,850	2009
	14.289794	9.338227	-34.65%	669,274	2008
	11.624346	14.289794	22.93%	649,016	2007
	10.901021	11.624346	6.64%	684,157	2006
	9.405497	10.901021	15.90%	763,389	2005
	8.184852	9.405497	14.91%	792,110	2004
	6.346896	8.184852	28.96%	631,914	2003
	8.446945	6.346896	-24.86%	325,264	2002
	9.701740	8.446945	-12.93%	100,746	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.925057	15.188683	27.37%	669,335	2010
	8.954537	11.925057	33.17%	726,560	2009
	14.893754	8.954537	-39.88%	707,326	2008
	13.273822	14.893754	12.20%	673,776	2007
	12.781904	13.273822	3.85%	742,215	2006
	11.454506	12.781904	11.59%	894,378	2005
	10.138579	11.454506	12.98%	976,777	2004
	7.554308	10.138579	34.21%	813,462	2003
	9.771600	7.554308	-22.69%	418,064	2002
	10.080888	9.771600	-3.07%	122,904	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.818393	14.768374	24.96%	82,790	2010
	9.257553	11.818393	27.66%	75,638	2009
	12.678494	9.257553	-26.98%	80,472	2008
	13.379383	12.678494	-5.24%	73,250	2007
	11.583437	13.379383	15.50%	81,559	2006
	11.250918	11.583437	2.96%	69,861	2005
	10.000000	11.250918	12.51%	52,966	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.053304	14.143718	17.34%	674,818	2010
	9.628373	12.053304	25.19%	677,019	2009
	14.716980	9.628373	-34.58%	701,615	2008
	14.612037	14.716980	0.72%	677,583	2007
	12.646662	14.612037	15.54%	736,702	2006
	12.251481	12.646662	3.23%	887,169	2005
	10.805331	12.251481	13.38%	923,806	2004
	8.736990	10.805331	23.67%	687,105	2003
	10.123964	8.736990	-13.70%	361,167	2002
	10.000000	10.123964	1.24%	113,983	2001*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.835756	23.445457	7.37%	133,069	2010
	17.674192	21.835756	23.55%	160,031	2009
	24.107427	17.674192	-26.69%	136,376	2008
	16.932234	24.107427	42.38%	91,597	2007
	14.263441	16.932234	18.71%	87,032	2006
	11.616363	14.263441	22.79%	84,678	2005
	10.377361	11.616363	11.94%	76,200	2004
	9.422201	10.377361	10.14%	62,965	2003
	9.233503	9.422201	2.04%	35,253	2002
	10.379906	9.233503	-11.04%	17,538	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.187343	14.101184	15.70%	38,906	2010
	10.894499	12.187343	11.87%	47,116	2009
	13.957586	10.894499	-21.95%	58,046	2008
	12.429399	13.957586	12.29%	47,419	2007
	11.311806	12.429399	9.88%	47,831	2006
	10.902171	11.311806	3.76%	48,958	2005
	10.129507	10.902171	7.63%	47,646	2004
	8.608933	10.129507	17.66%	29,717	2003
	9.514063	8.608933	-9.51%	21,980	2002
	10.238551	9.514063	-7.08%	13,137	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.990719	14.657750	4.77%	78,407	2010
	13.214006	13.990719	5.88%	80,267	2009
	13.332908	13.214006	-0.89%	77,336	2008
	12.771687	13.332908	4.39%	62,762	2007
	12.400171	12.771687	3.00%	51,550	2006
	12.350979	12.400171	0.40%	52,606	2005
	12.034015	12.350979	2.63%	49,065	2004
	11.690957	12.034015	2.93%	42,311	2003
	10.858121	11.690957	7.67%	28,738	2002
	10.226347	10.858121	6.18%	10,886	2001

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.238765	11.035256	19.45%	119,513	2010
	7.539773	9.238765	22.53%	156,631	2009
	11.699359	7.539773	-35.55%	164,079	2008
	10.385371	11.699359	12.65%	102,743	2007
	8.984926	10.385371	15.59%	111,315	2006
	8.342395	8.984926	7.70%	116,920	2005
	7.706275	8.342395	8.25%	126,691	2004
	6.651356	7.706275	15.86%	113,306	2003
	8.590536	6.651356	-22.57%	88,619	2002
	10.219013	8.590536	-15.94%	56,579	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.842989	13.616581	14.98%	12,998	2010
	10.168397	11.842989	16.47%	18,072	2009
	16.059891	10.168397	-36.68%	14,966	2008
	13.927831	16.059891	15.31%	8,940	2007
	12.161212	13.927831	14.53%	7,958	2006
	10.889524	12.161212	11.68%	3,674	2005
	10.000000	10.889524	8.90%	1,442	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.204060	12.295281	20.49%	14,172	2010
	7.351862	10.204060	38.80%	12,363	2009
	13.817893	7.351862	-46.79%	4,589	2008
	9.244437	13.817893	49.47%	2,421	2007
	10.000000	9.244437	-7.56%	878	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.088146	16.294435	15.66%	32,929	2010
	8.211874	14.088146	71.56%	37,734	2009
	21.567268	8.211874	-61.92%	28,978	2008
	15.212637	21.567268	41.77%	15,180	2007
	12.269102	15.212637	23.99%	12,480	2006
	10.000000	12.269102	22.69%	7,110	2005*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.262002	10.302143	11.23%	147,405	2010
	7.377185	9.262002	25.55%	178,161	2009
	11.717152	7.377185	-37.04%	184,511	2008
	9.426908	11.717152	21.44%	137,230	2007
	9.083547	9.426908	3.78%	149,347	2006
	8.265413	9.083547	9.90%	163,225	2005
	8.097972	8.265413	2.07%	173,405	2004
	6.660519	8.097972	21.58%	151,846	2003
	8.565867	6.660519	-22.24%	95,998	2002
	10.121935	8.565867	-15.37%	57,268	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	17.095068	19.399657	13.48%	41,483	2010
	11.817089	17.095068	44.66%	50,107	2009
	15.298564	11.817089	-22.76%	53,703	2008
	14.909699	15.298564	2.61%	36,742	2007
	13.685516	14.909699	8.95%	35,035	2006
	13.507495	13.685516	1.32%	35,047	2005
	12.444145	13.507495	8.54%	33,620	2004
	10.519093	12.444145	18.30%	25,765	2003
	10.866781	10.519093	-3.20%	10,760	2002
	10.074666	10.866781	7.86%	3,997	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	14.056891	15.845652	12.73%	12,786	2010
	10.387686	14.056891	35.32%	13,204	2009
	18.209601	10.387686	-42.95%	15,012	2008
	16.774794	18.209601	8.55%	10,709	2007
	13.098654	16.774794	28.07%	11,095	2006
	11.926028	13.098654	9.83%	8,654	2005
	10.000000	11.926028	19.26%	1,864	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.350505	11.738553	13.41%	50,154	2010
	8.256069	10.350505	25.37%	60,142	2009
	14.444150	8.256069	-42.84%	56,089	2008
	12.053681	14.444150	19.83%	28,186	2007
	10.083529	12.053681	19.54%	26,440	2006
	8.762162	10.083529	15.08%	31,143	2005
	7.779518	8.762162	12.63%	33,892	2004
	6.304344	7.779518	23.40%	34,547	2003
	7.796236	6.304344	-19.14%	17,446	2002
	10.147803	7.796236	-23.17%	12,312	2001

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.171963	15.547749	39.17%	7,430	2010
	8.003237	11.171963	39.59%	8,387	2009
	15.588775	8.003237	-48.66%	7,177	2008
	14.817761	15.588775	5.20%	4,284	2007
	13.358941	14.817761	10.92%	3,617	2006
	11.186397	13.358941	19.42%	3,772	2005
	10.000000	11.186397	11.86%	1,609	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.359027	16.064261	29.98%	15,904	2010
	8.529179	12.359027	44.90%	16,806	2009
	13.537212	8.529179	-36.99%	15,763	2008
	12.167455	13.537212	11.26%	9,268	2007
	11.344145	12.167455	7.26%	7,273	2006
	10.000000	11.344145	13.44%	6,174	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.026382	10.902264	-1.13%	17,878	2010
	11.047768	11.026382	-0.19%	25,606	2009
	10.942913	11.047768	0.96%	51,111	2008
	10.587809	10.942913	3.35%	12,072	2007
	10.272515	10.587809	3.07%	9,685	2006
	10.144352	10.272515	1.26%	6,905	2005
	10.196865	10.144352	-0.51%	8,784	2004
	10.267819	10.196865	-0.69%	12,136	2003
	10.275484	10.267819	-0.07%	42,296	2002
	10.040129	10.275484	2.34%	11,926	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.154422	14.162571	26.97%	9,303	2010
	9.132678	11.154422	22.14%	12,135	2009
	14.451912	9.132678	-36.81%	10,896	2008
	17.428504	14.451912	-17.08%	5,362	2007
	13.559914	17.428504	28.53%	3,707	2006
	12.382955	13.559914	9.50%	3,287	2005
	10.000000	12.382955	23.83%	1,401	2004*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.216844	14.723734	11.40%	71,069	2010
	9.300091	13.216844	42.12%	78,769	2009
	14.238658	9.300091	-34.68%	81,262	2008
	11.588637	14.238658	22.87%	70,044	2007
	10.873008	11.588637	6.58%	72,673	2006
	9.386064	10.873008	15.84%	74,912	2005
	8.172078	9.386064	14.86%	71,751	2004
	6.340194	8.172078	28.89%	57,177	2003
	8.442316	6.340194	-24.90%	38,532	2002
	9.701363	8.442316	-12.98%	22,984	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.870403	15.111435	27.30%	60,006	2010
	8.918006	11.870403	33.11%	74,627	2009
	14.840515	8.918006	-39.91%	74,279	2008
	13.233103	14.840515	12.15%	56,757	2007
	12.749111	13.233103	3.80%	61,038	2006
	11.430870	12.749111	11.53%	68,387	2005
	10.122782	11.430870	12.92%	73,091	2004
	7.546353	10.122782	34.14%	60,843	2003
	9.766240	7.546353	-22.73%	41,147	2002
	10.080492	9.766240	-3.12%	21,103	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.784563	14.718680	24.90%	5,783	2010
	9.235729	11.784563	27.60%	9,701	2009
	12.655021	9.235729	-27.02%	8,313	2008
	13.361412	12.655021	-5.29%	6,979	2007
	11.573723	13.361412	15.45%	6,900	2006
	11.247156	11.573723	2.90%	6,079	2005
	10.000000	11.247156	12.47%	3,074	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.000501	14.074640	17.28%	40,551	2010
	9.591048	12.000501	25.12%	48,332	2009
	14.667394	9.591048	-34.61%	48,464	2008
	14.570214	14.667394	0.67%	41,626	2007
	12.616841	14.570214	15.48%	41,990	2006
	12.228753	12.616841	3.17%	55,678	2005
	10.790735	12.228753	13.33%	57,684	2004
	8.729604	10.790735	23.61%	38,522	2003
	10.120543	8.729604	-13.74%	23,809	2002
	10.000000	10.120543	1.21%	10,163	2001*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.735727	23.326248	7.32%	175,648	2010
	17.602129	21.735727	23.48%	191,900	2009
	24.021310	17.602129	-26.72%	164,044	2008
	16.880323	24.021310	42.30%	144,940	2007
	14.226887	16.880323	18.65%	167,364	2006
	11.592436	14.226887	22.73%	147,497	2005
	10.361219	11.592436	11.88%	127,874	2004
	9.412290	10.361219	10.08%	122,847	2003
	9.228454	9.412290	1.99%	54,481	2002
	10.379504	9.228454	-11.09%	19,976	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.131406	14.029385	15.65%	78,851	2010
	10.849984	12.131406	11.81%	97,715	2009
	13.907597	10.849984	-21.99%	83,389	2008
	12.391179	13.907597	12.24%	83,960	2007
	11.282722	12.391179	9.82%	127,099	2006
	10.879631	11.282722	3.71%	133,763	2005
	10.113679	10.879631	7.57%	125,922	2004
	8.599845	10.113679	17.60%	117,047	2003
	9.508841	8.599845	-9.56%	79,913	2002
	10.238155	9.508841	-7.12%	28,779	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.926545	14.583136	4.71%	138,393	2010
	13.160047	13.926545	5.82%	150,088	2009
	13.285195	13.160047	-0.94%	130,216	2008
	12.732458	13.285195	4.34%	76,277	2007
	12.368316	12.732458	2.94%	77,153	2006
	12.325480	12.368316	0.35%	81,882	2005
	12.015258	12.325480	2.58%	100,613	2004
	11.678654	12.015258	2.88%	128,233	2003
	10.852177	11.678654	7.62%	123,565	2002
	10.225952	10.852177	6.12%	58,871	2001

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.196385	10.979081	19.38%	187,943	2010
	7.508986	9.196385	22.47%	238,701	2009
	11.657498	7.508986	-35.59%	230,456	2008
	10.353475	11.657498	12.60%	194,406	2007
	8.961854	10.353475	15.53%	275,491	2006
	8.325166	8.961854	7.65%	296,436	2005
	7.694257	8.325166	8.20%	331,579	2004
	6.644342	7.694257	15.80%	351,393	2003
	8.585833	6.644342	-22.61%	304,731	2002
	10.218619	8.585833	-15.98%	195,893	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.809082	13.570735	14.92%	24,265	2010
	10.144428	11.809082	16.41%	31,780	2009
	16.030149	10.144428	-36.72%	37,296	2008
	13.909121	16.030149	15.25%	28,110	2007
	12.151017	13.909121	14.47%	26,568	2006
	10.885888	12.151017	11.62%	15,078	2005
	10.000000	10.885888	8.86%	2,135	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.185117	12.266258	20.43%	21,714	2010
	7.341931	10.185117	38.73%	25,463	2009
	13.806236	7.341931	-46.82%	19,418	2008
	9.241332	13.806236	49.40%	4,476	2007
	10.000000	9.241332	-7.59%	1,127	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.055461	16.248419	15.60%	36,098	2010
	8.196967	14.055461	71.47%	41,820	2009
	21.539070	8.196967	-61.94%	36,519	2008
	15.200491	21.539070	41.70%	33,392	2007
	12.265498	15.200491	23.93%	40,161	2006
	10.000000	12.265498	22.65%	20,990	2005*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.219513	10.249696	11.17%	206,906	2010
	7.347056	9.219513	25.49%	249,215	2009
	11.675217	7.347056	-37.07%	240,936	2008
	9.397938	11.675217	21.38%	206,229	2007
	9.060211	9.397938	3.73%	284,243	2006
	8.248340	9.060211	9.84%	344,171	2005
	8.085336	8.248340	2.02%	382,709	2004
	6.653494	8.085336	21.52%	452,208	2003
	8.561160	6.653494	-22.28%	293,202	2002
	10.121544	8.561160	-15.42%	158,765	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	17.016685	19.300945	13.42%	86,476	2010
	11.768847	17.016685	44.59%	101,452	2009
	15.243828	11.768847	-22.80%	97,702	2008
	14.863921	15.243828	2.56%	77,937	2007
	13.650374	14.863921	8.89%	83,536	2006
	13.479624	13.650374	1.27%	90,442	2005
	12.424751	13.479624	8.49%	112,265	2004
	10.508012	12.424751	18.24%	115,892	2003
	10.860827	10.508012	-3.25%	80,431	2002
	10.074275	10.860827	7.81%	39,951	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	14.016659	15.792337	12.67%	16,615	2010
	10.363206	14.016659	35.25%	22,493	2009
	18.175899	10.363206	-42.98%	19,574	2008
	16.752279	18.175899	8.50%	18,373	2007
	13.087674	16.752279	28.00%	21,380	2006
	11.922044	13.087674	9.78%	19,776	2005
	10.000000	11.922044	19.22%	6,059	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.303013	11.678793	13.35%	46,507	2010
	8.222343	10.303013	25.31%	56,371	2009
	14.392435	8.222343	-42.87%	49,922	2008
	12.016638	14.392435	19.77%	45,549	2007
	10.057615	12.016638	19.48%	47,693	2006
	8.744060	10.057615	15.02%	44,216	2005
	7.767374	8.744060	12.57%	55,520	2004
	6.297690	7.767374	23.34%	81,431	2003
	7.791956	6.297690	-19.18%	61,824	2002
	10.147410	7.791956	-23.21%	51,987	2001

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.139985	15.495410	39.10%	5,827	2010
	7.984362	11.139985	39.52%	5,042	2009
	15.559921	7.984362	-48.69%	7,118	2008
	14.797860	15.559921	5.15%	3,549	2007
	13.347741	14.797860	10.86%	2,207	2006
	11.182656	13.347741	19.36%	754	2005
	10.000000	11.182656	11.83%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.330367	16.018904	29.91%	17,434	2010
	8.513709	12.330367	44.83%	18,890	2009
	13.519516	8.513709	-37.03%	16,389	2008
	12.157736	13.519516	11.20%	13,195	2007
	11.340809	12.157736	7.20%	11,615	2006
	10.000000	11.340809	13.41%	1,517	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.975807	10.846769	-1.18%	46,671	2010
	11.002663	10.975807	-0.24%	25,835	2009
	10.903753	11.002663	0.91%	49,587	2008
	10.555291	10.903753	3.30%	45,660	2007
	10.246137	10.555291	3.02%	32,369	2006
	10.123413	10.246137	1.21%	20,780	2005
	10.180970	10.123413	-0.57%	35,665	2004
	10.257003	10.180970	-0.74%	36,734	2003
	10.269857	10.257003	-0.13%	44,932	2002
	10.039740	10.269857	2.29%	23,328	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.123878	14.116649	26.90%	10,181	2010
	9.112288	11.123878	22.08%	11,157	2009
	14.426988	9.112288	-36.84%	9,699	2008
	17.407306	14.426988	-17.12%	8,781	2007
	13.550249	17.407306	28.46%	11,743	2006
	12.380383	13.550249	9.45%	10,649	2005
	10.000000	12.380383	23.80%	3,488	2004*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.156147	14.648710	11.34%	66,754	2010
	9.262066	13.156147	42.04%	83,683	2009
	14.187653	9.262066	-34.72%	84,094	2008
	11.553007	14.187653	22.80%	72,931	2007
	10.845065	11.553007	6.53%	68,044	2006
	9.366671	10.845065	15.78%	61,555	2005
	8.159305	9.366671	14.80%	64,477	2004
	6.333495	8.159305	28.83%	60,680	2003
	8.437671	6.333495	-24.94%	49,721	2002
	9.700987	8.437671	-13.02%	21,647	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.815906	15.034472	27.24%	86,455	2010
	8.881554	11.815906	33.04%	97,074	2009
	14.787343	8.881554	-39.94%	98,620	2008
	13.192403	14.787343	12.09%	78,447	2007
	12.716331	13.192403	3.74%	82,356	2006
	11.407238	12.716331	11.48%	86,877	2005
	10.106971	11.407238	12.87%	110,535	2004
	7.538379	10.106971	34.07%	120,896	2003
	9.760884	7.538379	-22.77%	117,670	2002
	10.080103	9.760884	-3.17%	74,899	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.750829	14.669114	24.83%	14,721	2010
	9.213958	11.750829	27.53%	15,701	2009
	12.631612	9.213958	-27.06%	17,238	2008
	13.343490	12.631612	-5.34%	19,478	2007
	11.564019	13.343490	15.39%	22,336	2006
	11.243395	11.564019	2.85%	26,173	2005
	10.000000	11.243395	12.43%	5,800	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.947985	14.005952	17.22%	55,031	2010
	9.553907	11.947985	25.06%	70,381	2009
	14.618006	9.553907	-34.64%	57,946	2008
	14.528554	14.618006	0.62%	64,102	2007
	12.587104	14.528554	15.42%	109,866	2006
	12.206089	12.587104	3.12%	118,245	2005
	10.776187	12.206089	13.27%	134,072	2004
	8.722234	10.776187	23.55%	116,085	2003
	10.117119	8.722234	-13.79%	78,312	2002
	10.000000	10.117119	1.17%	53,282	2001*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.635967	23.207443	7.26%	15,812	2010
	17.530208	21.635967	23.42%	24,692	2009
	23.935284	17.530208	-26.76%	23,972	2008
	16.828432	23.935284	42.23%	22,253	2007
	14.190309	16.828432	18.59%	21,238	2006
	11.568462	14.190309	22.66%	20,182	2005
	10.345032	11.568462	11.83%	21,551	2004
	9.402360	10.345032	10.03%	19,253	2003
	9.223403	9.402360	1.94%	6,622	2002
	10.379106	9.223403	-11.13%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.075777	13.957983	15.59%	17,810	2010
	10.805705	12.075777	11.75%	31,195	2009
	13.857857	10.805705	-22.02%	33,748	2008
	12.353145	13.857857	12.18%	11,746	2007
	11.253763	12.353145	9.77%	11,606	2006
	10.857178	11.253763	3.65%	13,770	2005
	10.097924	10.857178	7.52%	13,982	2004
	8.590781	10.097924	17.54%	13,426	2003
	9.503627	8.590781	-9.61%	5,684	2002
	10.237759	9.503627	-7.17%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.862661	14.508882	4.66%	20,478	2010
	13.106322	13.862661	5.77%	35,702	2009
	13.237654	13.106322	-0.99%	36,208	2008
	12.693350	13.237654	4.29%	24,859	2007
	12.336556	12.693350	2.89%	13,654	2006
	12.300033	12.336556	0.30%	14,388	2005
	11.996522	12.300033	2.53%	17,278	2004
	11.666352	11.996522	2.83%	20,486	2003
	10.846230	11.666352	7.56%	14,405	2002
	10.225557	10.846230	6.07%	0	2001

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.154142	10.923138	19.32%	14,300	2010
	7.478280	9.154142	22.41%	41,149	2009
	11.615734	7.478280	-35.62%	37,600	2008
	10.321630	11.615734	12.54%	29,684	2007
	8.938796	10.321630	15.47%	31,791	2006
	8.307945	8.938796	7.59%	31,855	2005
	7.682232	8.307945	8.14%	32,492	2004
	6.637318	7.682232	15.74%	33,102	2003
	8.581115	6.637318	-22.65%	3,358	2002
	10.218225	8.581115	-16.02%	38	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.775283	13.525052	14.86%	3,433	2010
	10.120509	11.775283	16.35%	2,771	2009
	16.000468	10.120509	-36.75%	4,584	2008
	13.890428	16.000468	15.19%	5,620	2007
	12.140810	13.890428	14.41%	4,740	2006
	10.882240	12.140810	11.57%	3,150	2005
	10.000000	10.882240	8.82%	2,090	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.166203	12.237289	20.37%	108	2010
	7.332010	10.166203	38.66%	873	2009
	13.794577	7.332010	-46.85%	745	2008
	9.238229	13.794577	49.32%	108	2007
	10.000000	9.238229	-7.62%	108	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.022839	16.202496	15.54%	4,583	2010
	8.182088	14.022839	71.38%	10,936	2009
	21.510935	8.182088	-61.96%	5,168	2008
	15.188357	21.510935	41.63%	5,086	2007
	12.261894	15.188357	23.87%	4,122	2006
	10.000000	12.261894	22.62%	2,874	2005*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.177195	10.197493	11.12%	34,956	2010
	7.317036	9.177195	25.42%	82,553	2009
	11.633411	7.317036	-37.10%	76,389	2008
	9.369062	11.633411	21.31%	45,935	2007
	9.036921	9.369062	3.68%	48,038	2006
	8.231292	9.036921	9.79%	48,727	2005
	8.072716	8.231292	1.96%	50,298	2004
	6.646466	8.072716	21.46%	49,634	2003
	8.556462	6.646466	-22.32%	5,332	2002
	10.121153	8.556462	-15.46%	39	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.938603	19.202657	13.37%	10,928	2010
	11.720781	16.938603	44.52%	23,375	2009
	15.189273	11.720781	-22.84%	21,469	2008
	14.818270	15.189273	2.50%	5,334	2007
	13.615318	14.818270	8.84%	5,892	2006
	13.451793	13.615318	1.22%	5,914	2005
	12.405382	13.451793	8.44%	15,068	2004
	10.496947	12.405382	18.18%	11,181	2003
	10.854883	10.496950	-3.30%	5,469	2002
	10.073886	10.854883	7.75%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.976506	15.739132	12.61%	1,660	2010
	10.338765	13.976506	35.19%	2,641	2009
	18.142251	10.338765	-43.01%	1,884	2008
	16.729764	18.142251	8.44%	1,928	2007
	13.076681	16.729764	27.94%	2,536	2006
	11.918039	13.076681	9.72%	1,709	2005
	10.000000	11.918039	19.18%	878	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.255711	11.619294	13.30%	268	2010
	8.188744	10.255711	25.24%	1,451	2009
	14.340908	8.188744	-42.90%	3,017	2008
	11.979714	14.340908	19.71%	1,829	2007
	10.031774	11.979714	19.42%	1,694	2006
	8.725999	10.031774	14.96%	1,680	2005
	7.755258	8.725999	12.52%	3,485	2004
	6.291055	7.755258	23.27%	3,635	2003
	7.787689	6.291055	-19.22%	3,633	2002
	10.147018	7.787689	-23.25%	0	2001

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.108080	15.443225	39.03%	2,667	2010
	7.965527	11.108080	39.45%	1,217	2009
	15.531106	7.965527	-48.71%	1,975	2008
	14.777983	15.531106	5.10%	1,125	2007
	13.336548	14.777983	10.81%	2,385	2006
	11.178915	13.336548	19.30%	1,270	2005
	10.000000	11.178915	11.79%	1,027	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.301781	15.973683	29.85%	5,092	2010
	8.498265	12.301781	44.76%	606	2009
	13.501849	8.498265	-37.06%	604	2008
	12.148029	13.501849	11.14%	679	2007
	11.337478	12.148029	7.15%	679	2006
	10.000000	11.337478	13.37%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.925440	10.791524	-1.23%	9,428	2010
	10.957721	10.925440	-0.29%	10,281	2009
	10.864716	10.957721	0.86%	3,247	2008
	10.522862	10.864716	3.25%	4,130	2007
	10.219817	10.522862	2.97%	3,062	2006
	10.102508	10.219817	1.16%	3,079	2005
	10.165093	10.102508	-0.62%	6,328	2004
	10.246194	10.165093	-0.79%	3,495	2003
	10.264231	10.246194	-0.18%	3,495	2002
	10.039351	10.264231	2.24%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.093411	14.070885	26.84%	0	2010
	9.091936	11.093411	22.01%	0	2009
	14.402082	9.091936	-36.87%	0	2008
	17.386111	14.402082	-17.16%	1,865	2007
	13.540583	17.386111	28.40%	2,224	2006
	12.377794	13.540583	9.39%	2,443	2005
	10.000000	12.377794	23.78%	7,176	2004*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.095777	14.574112	11.29%	13,767	2010
	9.224232	13.095777	41.97%	20,039	2009
	14.136853	9.224232	-34.75%	17,346	2008
	11.517497	14.136853	22.74%	4,671	2007
	10.817185	11.517497	6.47%	5,197	2006
	9.347310	10.817185	15.73%	8,046	2005
	8.146577	9.347310	14.74%	15,998	2004
	6.326811	8.146577	28.76%	4,370	2003
	8.433042	6.326811	-24.98%	385	2002
	9.700610	8.433042	-13.07%	17	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.761678	14.957887	27.17%	4,691	2010
	8.845278	11.761678	32.97%	5,123	2009
	14.734439	8.845278	-39.97%	3,029	2008
	13.151898	14.734439	12.03%	5,148	2007
	12.683696	13.151898	3.69%	5,265	2006
	11.383699	12.683696	11.42%	6,081	2005
	10.091222	11.383699	12.81%	6,237	2004
	7.530437	10.091222	34.01%	5,899	2003
	9.755535	7.530437	-22.81%	2,498	2002
	10.079712	9.755535	-3.22%	15	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.717157	14.619695	24.77%	1,952	2010
	9.192206	11.717157	27.47%	221	2009
	12.608189	9.192206	-27.09%	224	2008
	13.325538	12.608189	-5.38%	234	2007
	11.554303	13.325538	15.33%	280	2006
	11.239625	11.554303	2.80%	267	2005
	10.000000	11.239625	12.40%	93	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.895605	13.937519	17.17%	5,249	2010
	9.516843	11.895605	25.00%	21,320	2009
	14.568681	9.516843	-34.68%	23,505	2008
	14.486906	14.568681	0.56%	20,669	2007
	12.557365	14.486906	15.37%	21,414	2006
	12.183405	12.557365	3.07%	22,814	2005
	10.761614	12.183405	13.21%	29,070	2004
	8.714853	10.761614	23.49%	22,811	2003
	10.113681	8.714853	-13.83%	4,867	2002
	10.000000	10.113681	1.14%	0	2001*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.536641	23.089227	7.21%	100,514	2010
	17.458570	21.536641	23.36%	106,422	2009
	23.849566	17.458570	-26.80%	93,407	2008
	16.776691	23.849566	42.16%	71,017	2007
	14.153834	16.776691	18.53%	68,727	2006
	11.544564	14.153834	22.60%	66,868	2005
	10.328889	11.544564	11.77%	65,804	2004
	9.392441	10.328889	9.97%	66,361	2003
	9.218335	9.392441	1.89%	46,390	2002
	10.378704	9.218335	-11.18%	586,431	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.020317	13.886852	15.53%	49,708	2010
	10.761534	12.020317	11.70%	61,013	2009
	13.808231	10.761534	-22.06%	42,284	2008
	12.315181	13.808231	12.12%	28,672	2007
	11.224846	12.315181	9.71%	31,081	2006
	10.834754	11.224846	3.60%	30,958	2005
	10.082166	10.834754	7.46%	31,039	2004
	8.581727	10.082166	17.48%	30,310	2003
	9.498424	8.581727	-9.65%	19,589	2002
	10.237361	9.498424	-7.22%	510,012	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.799018	14.434968	4.61%	56,133	2010
	13.052756	13.799018	5.72%	62,710	2009
	13.190241	13.052756	-1.04%	66,026	2008
	12.654334	13.190241	4.23%	33,958	2007
	12.304866	12.654334	2.84%	29,334	2006
	12.274629	12.304866	0.25%	26,626	2005
	11.977814	12.274629	2.48%	26,856	2004
	11.654058	11.977814	2.78%	34,253	2003
	10.840295	11.654058	7.51%	31,661	2002
	10.225161	10.840295	6.02%	419,652	2001

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.112126	10.867496	19.26%	141,776	2010
	7.447726	9.112126	22.35%	153,590	2009
	11.574141	7.447726	-35.65%	148,428	2008
	10.289913	11.574141	12.48%	120,298	2007
	8.915827	10.289913	15.41%	125,712	2006
	8.290791	8.915827	7.54%	127,102	2005
	7.670241	8.290791	8.09%	128,496	2004
	6.630316	7.670241	15.68%	133,798	2003
	8.576410	6.630316	-22.69%	78,960	2002
	10.217829	8.576410	-16.06%	2,574,783	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.741533	13.479459	14.80%	24,087	2010
	10.096623	11.741533	16.29%	21,313	2009
	15.970821	10.096623	-36.78%	20,348	2008
	13.871751	15.970821	15.13%	10,877	2007
	12.130615	13.871751	14.35%	9,940	2006
	10.878591	12.130615	11.51%	6,333	2005
	10.000000	10.878591	8.79%	2,653	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.147310	12.208363	20.31%	8,733	2010
	7.322087	10.147310	38.58%	11,083	2009
	13.782912	7.322087	-46.88%	13,788	2008
	9.235115	13.782912	49.24%	11,021	2007
	10.000000	9.235115	-7.65%	1,436	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.990288	16.156723	15.49%	21,531	2010
	8.167233	13.990288	71.30%	25,573	2009
	21.482800	8.167233	-61.98%	23,787	2008
	15.176222	21.482800	41.56%	14,957	2007
	12.258287	15.176222	23.80%	8,832	2006
	10.000000	12.258287	22.58%	8,264	2005*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.135013	10.145480	11.06%	150,879	2010
	7.287096	9.135013	25.36%	172,730	2009
	11.591708	7.287096	-37.14%	172,179	2008
	9.340232	11.591708	21.25%	131,393	2007
	9.013667	9.340232	3.62%	135,078	2006
	8.214264	9.013667	9.73%	142,815	2005
	8.060111	8.214264	1.91%	159,314	2004
	6.639456	8.060111	21.40%	139,959	2003
	8.551777	6.639456	-22.36%	93,704	2002
	10.120762	8.551777	-15.50%	1,902,785	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	10.208611	11.560074	13.24%	24,396	2010
	8.155274	10.208611	25.18%	36,669	2009
	14.289549	8.155274	-42.93%	33,000	2008
	11.942881	14.289549	19.65%	14,424	2007
	10.005986	11.942881	19.36%	12,253	2006
	8.707966	10.005986	14.91%	13,231	2005
	7.743155	8.707966	12.46%	22,272	2004
	12.386029	13.424002	8.38%	18,397	2004
	10.485875	12.386029	18.12%	17,438	2003
	10.848937	10.485875	-3.35%	13,498	2002
	10.073496	10.848937	7.70%	310,623	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.936483	15.686119	12.55%	7,327	2010
	10.314372	13.936483	35.12%	6,167	2009
	18.108636	10.314372	-43.04%	8,678	2008
	16.707281	18.108636	8.39%	12,795	2007
	13.065701	16.707281	27.87%	14,875	2006
	11.914060	13.065701	9.67%	11,935	2005
	10.000000	11.914060	19.14%	1,408	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.208611	11.560074	13.24%	24,396	2010
	8.155274	10.208611	25.18%	36,669	2009
	14.289549	8.155274	-42.93%	33,000	2008
	11.942881	14.289549	19.65%	14,424	2007
	10.005986	11.942881	19.36%	12,253	2006
	8.707966	10.005986	14.91%	13,231	2005
	7.743155	8.707966	12.46%	22,272	2004
	6.284412	7.743155	23.21%	23,101	2003
	7.783412	6.284412	-19.26%	22,621	2002
	10.146627	7.783412	-23.29%	237,495	2001

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.076239	15.391166	38.96%	5,421	2010
	7.946718	11.076239	39.38%	4,055	2009
	15.502319	7.946718	-48.74%	1,299	2008
	14.758110	15.502319	5.04%	1,998	2007
	13.325346	14.758110	10.75%	2,560	2006
	11.175159	13.325346	19.24%	2,712	2005
	10.000000	11.175159	11.75%	493	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.273217	15.928539	29.78%	8,438	2010
	8.482834	12.273217	44.68%	9,536	2009
	13.484181	8.482834	-37.09%	9,623	2008
	12.138313	13.484181	11.09%	4,182	2007
	11.334146	12.138313	7.10%	5,921	2006
	10.000000	11.334146	13.34%	395	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.875279	10.736537	-1.28%	34,302	2010
	10.912941	10.875279	-0.35%	24,731	2009
	10.825801	10.912941	0.80%	22,054	2008
	10.490512	10.825801	3.20%	6,368	2007
	10.193550	10.490512	2.91%	11,343	2006
	10.081634	10.193550	1.11%	11,316	2005
	10.149231	10.081634	-0.67%	12,499	2004
	10.235391	10.149231	-0.84%	8,149	2003
	10.285607	10.235391	-0.23%	7,786	2002
	10.038962	10.258607	2.19%	315,039	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.062968	14.025164	26.78%	16,280	2010
	9.071602	11.062968	21.95%	14,430	2009
	14.377204	9.071602	-36.90%	15,882	2008
	17.364934	14.377204	-17.21%	10,416	2007
	13.530925	17.364934	28.34%	11,199	2006
	12.375222	13.530925	9.34%	9,817	2005
	10.000000	12.375222	23.75%	862	2004*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.035669	14.499873	11.23%	72,944	2010
	9.186540	13.035669	41.90%	74,851	2009
	14.086239	9.186540	-34.78%	81,588	2008
	11.482107	14.086239	22.68%	63,079	2007
	10.789405	11.482107	6.42%	58,414	2006
	9.328008	10.789405	15.67%	57,998	2005
	8.133866	9.328008	14.68%	56,146	2004
	6.320134	8.133866	28.70%	46,902	2003
	8.428424	6.320134	-25.01%	21,332	2002
	9.700236	8.428424	-13.11%	511,424	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.707629	14.881623	27.11%	62,405	2010
	8.809091	11.707629	32.90%	76,646	2009
	14.681628	8.809091	-40.00%	76,647	2008
	13.111434	14.681628	11.98%	62,346	2007
	12.651061	13.111434	3.64%	65,521	2006
	11.360146	12.651061	11.36%	68,083	2005
	10.075450	11.360146	12.75%	72,323	2004
	7.522476	10.075450	33.94%	62,602	2003
	9.750175	7.522476	-22.85%	45,209	2002
	10.079320	9.750175	-3.27%	588,001	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.683591	14.570436	24.71%	11,920	2010
	9.170527	11.683591	27.40%	10,914	2009
	12.584829	9.170527	-27.13%	12,225	2008
	13.307620	12.584829	-5.43%	8,235	2007
	11.544597	13.307620	15.27%	7,377	2006
	11.235863	11.544597	2.75%	6,410	2005
	10.000000	11.235863	12.36%	856	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.843457	13.869405	17.11%	58,397	2010
	9.479928	11.843457	24.93%	71,963	2009
	14.519552	9.479928	-34.71%	71,019	2008
	14.445411	14.519552	0.51%	57,171	2007
	12.527720	14.445411	15.31%	58,005	2006
	12.160795	12.527720	3.02%	65,040	2005
	10.747082	12.160795	13.15%	64,050	2004
	8.707493	10.747082	23.42%	50,815	2003
	10.110263	8.707493	-13.87%	39,260	2002
	10.000000	10.110263	1.10%	275,388	2001*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.437776	22.971594	7.15%	563,647	2010
	17.387222	21.437776	23.30%	740,241	2009
	23.764165	17.387222	-26.83%	774,837	2008
	16.725131	23.764165	42.09%	661,940	2007
	14.117463	16.725131	18.47%	680,853	2006
	11.520707	14.117463	22.54%	632,214	2005
	10.312774	11.520707	11.71%	563,603	2004
	9.382539	10.312774	9.91%	576,271	2003
	9.213277	9.382539	1.84%	273,651	2002
	10.378305	9.213277	-11.23%	394,885	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.965071	13.816023	15.47%	177,324	2010
	10.717497	11.965071	11.64%	239,870	2009
	13.758704	10.717497	-22.10%	237,267	2008
	12.277275	13.758704	12.07%	249,889	2007
	11.195965	12.277275	9.66%	293,923	2006
	10.812343	11.195965	3.55%	333,458	2005
	10.066413	10.812343	7.41%	361,724	2004
	8.572656	10.066413	17.42%	355,379	2003
	9.493209	8.572656	-9.70%	197,385	2002
	10.236967	9.493209	-7.27%	259,790	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.735645	14.361399	4.56%	508,079	2010
	12.999393	13.735645	5.66%	520,676	2009
	13.142968	12.999393	-1.09%	502,472	2008
	12.615409	13.142968	4.18%	443,409	2007
	12.273207	12.615409	2.79%	300,648	2006
	12.249247	12.273207	0.20%	297,177	2005
	11.959114	12.249247	2.43%	290,949	2004
	11.641762	11.959114	2.73%	318,870	2003
	10.834346	11.641762	7.45%	262,986	2002
	10.224762	10.834346	2.96%	393,182	2001

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.070232	10.812068	19.20%	464,561	2010
	7.417242	9.070232	22.29%	592,841	2009
	11.532634	7.417242	-35.68%	717,024	2008
	10.258238	11.532634	12.42%	754,799	2007
	8.892873	10.258238	15.35%	855,823	2006
	8.273622	8.892873	7.48%	974,931	2005
	7.658251	8.273622	8.04%	1,102,291	2004
	6.623314	7.658251	15.63%	1,135,390	2003
	8.571702	6.623314	-22.73%	743,764	2002
	10.217435	8.571702	-16.11%	1,782,065	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.707896	13.434029	14.74%	77,245	2010
	10.072796	11.707896	16.23%	89,268	2009
	15.941224	10.072796	-36.81%	115,131	2008
	13.853107	15.941224	15.07%	83,751	2007
	12.120427	13.853107	14.30%	65,284	2006
	10.874951	12.120427	11.45%	34,448	2005
	10.000000	10.874951	8.75%	9,032	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.128417	12.179450	20.25%	20,376	2010
	7.312172	10.128417	38.51%	23,836	2009
	13.771261	7.312172	-46.90%	24,756	2008
	9.232018	13.771261	49.17%	8,046	2007
	10.000000	9.232018	-7.68%	159	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.957798	16.111040	15.43%	191,686	2010
	8.152394	13.957798	71.21%	230,834	2009
	21.454694	8.152394	-62.00%	226,763	2008
	15.164090	21.454694	41.48%	161,911	2007
	12.254682	15.164090	23.74%	164,863	2006
	10.000000	12.254682	22.55%	77,183	2005*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.093046	10.093765	11.01%	613,401	2010
	7.257296	9.093046	25.30%	728,252	2009
	11.550158	7.257296	-37.17%	861,244	2008
	9.311491	11.550158	21.19%	891,858	2007
	8.990484	9.311491	3.57%	1,068,185	2006
	8.197271	8.990484	9.68%	1,279,145	2005
	8.047508	8.197271	1.86%	1,438,505	2004
	6.632425	8.047508	21.34%	1,511,819	2003
	8.547071	6.632425	-22.40%	743,036	2002
	10.120370	8.547071	-15.55%	2,309,196	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.783392	19.007440	13.25%	156,927	2010
	11.625141	16.783392	44.37%	200,597	2009
	15.080637	11.625141	-22.91%	186,355	2008
	14.727288	15.080637	2.40%	197,542	2007
	13.545407	14.727288	8.73%	208,313	2006
	13.396264	13.545407	1.11%	214,759	2005
	12.366698	13.396264	8.33%	272,779	2004
	10.474808	12.366698	18.06%	268,397	2003
	10.842987	10.474808	-3.40%	144,918	2002
	10.073104	10.842987	7.64%	178,958	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.896517	15.633218	12.50%	67,770	2010
	10.290009	13.896517	35.05%	86,189	2009
	18.075056	10.290009	-43.07%	111,847	2008
	16.684799	18.075056	8.33%	129,051	2007
	13.054725	16.684799	27.81%	120,374	2006
	11.910063	13.054725	9.61%	109,140	2005
	10.000000	11.910063	19.10%	13,921	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.161734	11.501171	13.18%	157,760	2010
	8.121931	10.161734	25.11%	177,184	2009
	14.238353	8.121931	-42.96%	169,055	2008
	11.906157	14.238353	19.59%	180,176	2007
	9.980259	11.906157	19.30%	203,611	2006
	8.689963	9.980259	14.85%	204,196	2005
	7.731058	8.689963	12.40%	270,275	2004
	6.277773	7.731058	23.15%	315,704	2003
	7.779138	6.277773	-19.30%	173,284	2002
	10.146233	7.779138	-23.33%	470,824	2001

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth Portfolio - Q/NQ	11.044474	15.339259	38.89%	15,452	2010
	7.927952	11.044474	39.31%	15,794	2009
	15.473577	7.927952	-48.76%	14,544	2008
	14.738266	15.473577	4.99%	6,956	2007
	13.314163	14.738266	10.70%	9,638	2006
	11.171414	13.314163	19.18%	8,337	2005
	10.000000	11.171414	11.71%	3,666	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.244733	15.883535	29.72%	63,926	2010
	8.467438	12.244733	44.61%	66,899	2009
	13.466549	8.467438	-37.12%	55,722	2008
	12.128625	13.466549	11.03%	32,953	2007
	11.330819	12.128625	7.04%	22,151	2006
	10.000000	11.330819	13.31%	3,411	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.825323	10.681798	-1.33%	94,790	2010
	10.868319	10.825323	-0.40%	157,553	2009
	10.787001	10.868319	0.75%	212,819	2008
	10.458245	10.787001	3.14%	96,343	2007
	10.167335	10.458245	2.86%	96,978	2006
	10.060792	10.167335	1.06%	67,750	2005
	10.133385	10.060792	-0.72%	92,709	2004
	10.224593	10.133385	-0.89%	97,215	2003
	10.252980	10.224593	-0.28%	109,529	2002
	10.038572	10.252980	2.14%	243,294	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.032647	13.979662	26.71%	48,396	2010
	9.051323	11.032647	21.89%	52,417	2009
	14.352365	9.051323	-36.93%	63,771	2008
	17.343772	14.352365	-17.25%	48,856	2007
	13.521259	17.343772	28.27%	55,648	2006
	12.372627	13.521259	9.28%	31,938	2005
	10.000000	12.372627	23.73%	6,498	2004*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.975718	14.425883	11.18%	297,317	2010
	9.148931	12.975718	41.83%	356,578	2009
	14.035701	9.148931	-34.82%	387,457	2008
	11.446744	14.035701	22.62%	380,709	2007
	10.761615	11.446744	6.37%	439,806	2006
	9.308682	10.761615	15.61%	524,221	2005
	8.121139	9.308682	14.62%	555,420	2004
	6.313444	8.121139	28.63%	536,626	2003
	8.423783	6.313444	-25.05%	247,897	2002
	9.699859	8.423783	-13.16%	519,628	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.653828	14.805737	27.05%	234,582	2010
	8.773057	11.653828	32.84%	273,031	2009
	14.629001	8.773057	-40.03%	274,892	2008
	13.071098	14.629001	11.92%	284,167	2007
	12.618519	13.071098	3.59%	366,245	2006
	11.336648	12.618519	11.31%	446,350	2005
	10.059709	11.336648	2.69%	541,740	2004
	7.514524	10.059709	33.87%	559,412	2003
	9.744819	7.514524	-22.89%	328,294	2002
	10.078933	9.744819	-3.31%	650,315	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.650080	14.521283	24.65%	14,985	2010
	9.148852	11.650080	27.34%	25,681	2009
	12.561482	9.148852	-27.17%	28,159	2008
	13.289727	12.561482	-5.48%	35,906	2007
	11.534902	13.289727	15.21%	36,707	2006
	11.232101	11.534902	2.70%	45,250	2005
	10.000000	11.232101	12.32%	24,880	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.791530	13.801594	17.05%	219,855	2010
	9.443149	11.791530	24.87%	273,309	2009
	14.470565	9.443149	-34.74%	295,795	2008
	14.404009	14.470565	0.46%	308,104	2007
	12.498129	14.404009	15.25%	359,329	2006
	12.138190	12.498129	2.97%	467,411	2005
	10.732552	12.138190	13.10%	503,043	2004
	8.700123	10.732552	23.36%	489,251	2003
	10.106838	8.700123	-13.92%	216,118	2002
	10.000000	10.106838	1.07%	183,258	2001*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.339290	22.854476	7.10%	214,537	2010
	17.316121	21.339290	23.23%	265,268	2009
	23.679006	17.316121	-26.87%	256,617	2008
	16.673690	23.679006	42.01%	254,252	2007
	14.081152	16.673690	18.41%	254,440	2006
	11.496881	14.081152	22.48%	269,701	2005
	10.296657	11.496881	11.66%	230,563	2004
	9.372630	10.296657	9.86%	154,427	2003
	9.208222	9.372630	1.79%	74,008	2002
	10.377903	9.208222	-11.27%	73,171	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.910088	13.745560	15.41%	78,159	2010
	10.673658	11.910088	11.58%	84,437	2009
	13.709383	10.673658	-22.14%	90,756	2008
	12.239500	13.709383	12.01%	97,917	2007
	11.167160	12.239500	9.60%	105,510	2006
	10.789981	11.167160	3.50%	116,481	2005
	10.050697	10.789981	7.36%	118,193	2004
	8.563602	10.050697	17.37%	62,285	2003
	9.487997	8.563602	-9.74%	21,655	2002
	10.236570	9.487997	-7.31%	68,230	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.672558	14.288186	4.50%	125,162	2010
	12.946253	13.672558	5.61%	137,229	2009
	13.095882	12.946253	-1.14%	138,022	2008
	12.576614	13.095882	4.13%	113,081	2007
	12.241661	12.576614	2.74%	51,591	2006
	12.223940	12.241661	0.14%	48,846	2005
	11.940445	12.223940	2.37%	50,243	2004
	11.629479	11.940445	2.67%	37,575	2003
	10.828402	11.629479	7.40%	21,548	2002
	10.224366	10.828402	5.91%	32,508	2001

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.028535	10.756905	19.14%	248,328	2010
	7.386893	9.028535	22.22%	288,985	2009
	11.491282	7.386893	-35.72%	326,308	2008
	10.226668	11.491282	12.37%	323,842	2007
	8.869995	10.226668	15.30%	367,161	2006
	8.256513	8.869995	7.43%	397,505	2005
	7.646288	8.256513	7.98%	391,760	2004
	6.616314	7.646288	15.57%	248,031	2003
	8.566990	6.616314	-22.77%	102,848	2002
	10.217039	8.566990	-16.15%	225,573	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.674312	13.388716	14.69%	28,473	2010
	10.048999	11.674312	16.17%	30,586	2009
	15.911657	10.048999	-36.85%	35,005	2008
	13.834470	15.911657	15.01%	40,800	2007
	12.110241	13.834470	14.24%	32,496	2006
	10.871306	12.110241	11.40%	23,659	2005
	10.000000	10.871306	8.71%	11,055	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.109575	12.150640	20.19%	6,163	2010
	7.302270	10.109575	38.44%	6,416	2009
	13.759609	7.302270	-46.93%	4,422	2008
	9.228904	13.759609	49.09%	2,673	2007
	10.000000	9.228904	-7.71%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.925363	16.065455	15.37%	47,409	2010
	8.137576	13.925363	71.12%	70,871	2009
	21.426607	8.137576	-62.02%	48,262	2008
	15.151964	21.426607	41.41%	29,943	2007
	12.251084	15.151964	23.68%	22,861	2006
	10.000000	12.251084	22.51%	15,924	2005*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.051220	10.042237	10.95%	352,665	2010
	7.227579	9.051220	25.23%	419,411	2009
	11.508722	7.227579	-37.20%	449,234	2008
	9.282832	11.508722	21.13%	461,706	2007
	8.967348	9.282832	3.52%	545,268	2006
	8.180318	8.967348	9.62%	626,308	2005
	8.034930	8.180318	1.81%	688,484	2004
	6.625416	8.034930	21.27%	414,989	2003
	8.542373	6.625416	-22.44%	142,115	2002
	10.119978	8.542373	-15.59%	248,828	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.706287	18.910527	13.19%	49,784	2010
	11.577595	16.706287	44.30%	50,626	2009
	15.026569	11.577595	-22.95%	43,831	2008
	14.681969	15.026569	2.35%	37,336	2007
	13.510561	14.681969	8.67%	36,806	2006
	13.368558	13.510561	1.06%	41,209	2005
	12.347382	13.368558	8.27%	40,470	2004
	10.463756	12.347382	18.00%	40,293	2003
	10.837039	10.463756	-3.44%	29,934	2002
	10.072713	10.837039	7.59%	32,297	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.856693	15.580528	12.44%	4,986	2010
	10.265731	13.856693	34.98%	7,918	2009
	18.041562	10.265731	-43.10%	8,332	2008
	16.662367	18.041562	8.28%	11,667	2007
	13.043758	16.662367	27.74%	9,133	2006
	11.906078	13.043758	9.56%	11,701	2005
	10.000000	11.906078	19.06%	1,191	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.114961	11.442428	13.12%	42,252	2010
	8.088650	10.114961	25.05%	48,557	2009
	14.187243	8.088650	-42.99%	56,372	2008
	11.869466	14.187243	19.53%	55,593	2007
	9.954537	11.869466	19.24%	59,484	2006
	8.671951	9.954537	14.79%	58,879	2005
	7.718954	8.671951	12.35%	58,706	2004
	6.271125	7.718954	23.09%	66,115	2003
	7.774856	6.271125	-19.34%	37,839	2002
	10.145837	7.774856	-23.37%	27,142	2001

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.012783	15.287512	38.82%	2,300	2010
	7.909214	11.012783	39.24%	1,849	2009
	15.444874	7.909214	-48.79%	1,200	2008
	14.718426	15.444874	4.94%	2,074	2007
	13.302968	14.718426	10.64%	5,066	2006
	11.167678	13.302968	19.12%	1,777	2005
	10.000000	11.167678	11.68%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.216300	15.838607	29.65%	19,000	2010
	8.452058	12.216300	44.54%	26,848	2009
	13.448928	8.452058	-37.15%	12,598	2008
	12.118924	13.448928	10.97%	11,269	2007
	11.327483	12.118924	6.99%	6,286	2006
	10.000000	11.327483	13.27%	93	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.775566	10.627308	-1.38%	48,900	2010
	10.823855	10.775566	-0.45%	84,985	2009
	10.748321	10.823855	0.70%	155,112	2008
	10.426062	10.748321	3.09%	129,393	2007
	10.141174	10.426062	2.81%	109,854	2006
	10.039984	10.141174	1.01%	61,507	2005
	10.117557	10.039984	-0.77%	61,967	2004
	10.213802	10.117557	-0.94%	63,801	2003
	10.247355	10.213802	-0.33%	75,905	2002
	10.038183	10.247355	2.08%	51,072	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.002362	13.934228	26.65%	2,684	2010
	9.031064	11.002362	21.83%	3,720	2009
	14.327548	9.031064	-36.97%	3,827	2008
	17.322624	14.327548	-17.29%	4,675	2007
	13.511603	17.322624	28.21%	9,200	2006
	12.370048	13.511603	9.23%	9,166	2005
	10.000000	12.370048	23.70%	984	2004*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.916083	14.352317	11.12%	37,371	2010
	9.111503	12.916083	41.76%	52,489	2009
	13.985403	9.111503	-34.85%	47,715	2008
	11.411537	13.985403	22.55%	46,809	2007
	10.733946	11.411537	6.31%	54,741	2006
	9.289450	10.733946	15.55%	58,350	2005
	8.108459	9.289450	14.56%	52,273	2004
	6.306771	8.108459	28.57%	41,078	2003
	8.419157	6.306771	-25.09%	31,691	2002
	9.699482	8.419157	-13.20%	27,027	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.600255	14.730215	26.98%	25,564	2010
	8.737149	11.600255	32.77%	31,237	2009
	14.576533	8.737149	-40.06%	33,503	2008
	13.030861	14.576533	11.86%	34,852	2007
	12.586051	13.030861	3.53%	47,476	2006
	11.313193	12.586051	11.25%	58,108	2005
	10.043977	11.313193	12.64%	71,192	2004
	7.506576	10.043977	33.80%	73,986	2003
	9.739457	7.506576	-22.93%	74,168	2002
	10.078539	9.739457	-3.36%	60,970	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.616664	14.472308	24.58%	5,210	2010
	9.127238	11.616664	27.27%	7,020	2009
	12.538169	9.127238	-27.20%	7,097	2008
	13.271828	12.538169	-5.53%	6,533	2007
	11.525198	13.271828	15.15%	11,119	2006
	11.228330	11.525198	2.64%	12,590	2005
	10.000000	11.228330	12.28%	8,559	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.739761	13.734047	16.99%	138,524	2010
	9.406465	11.739761	24.81%	159,802	2009
	14.421691	9.406465	-34.78%	179,803	2008
	14.362686	14.421691	0.41%	197,724	2007
	12.468574	14.362686	15.19%	223,841	2006
	12.115610	12.468574	2.91%	246,794	2005
	10.718013	12.115610	13.04%	273,833	2004
	8.692748	10.718013	23.30%	170,646	2003
	10.103405	8.692748	-13.96%	118,089	2002
	10.000000	10.103405	1.03%	70,929	2001*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.241206	22.737900	7.05%	77,067	2010
	17.245268	21.241206	23.17%	83,166	2009
	23.594111	17.245268	-26.91%	69,861	2008
	16.622378	23.594111	41.94%	68,919	2007
	14.044929	16.622378	18.35%	75,736	2006
	11.473102	14.044929	22.42%	71,845	2005
	10.280579	11.473102	11.60%	66,135	2004
	9.362748	10.280579	9.80%	81,382	2003
	9.203179	9.362748	1.73%	38,015	2002
	10.377501	9.203179	-11.32%	324,401	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.855361	13.675472	15.35%	14,387	2010
	10.630008	11.855361	11.53%	20,757	2009
	13.660253	10.630008	-22.18%	27,459	2008
	12.201861	13.660253	11.95%	21,647	2007
	11.138446	12.201861	9.55%	19,106	2006
	10.767675	11.138446	3.44%	31,092	2005
	10.035002	10.767675	7.30%	34,581	2004
	8.554572	10.035002	17.31%	32,592	2003
	9.482793	8.554572	-9.79%	21,474	2002
	10.236174	9.482793	-7.36%	299,019	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.609656	14.215248	4.45%	56,249	2010
	12.893227	13.609656	5.56%	63,650	2009
	13.048862	12.893227	-1.19%	57,134	2008
	12.537862	13.048862	4.08%	68,189	2007
	12.210110	12.537862	2.68%	48,709	2006
	12.198612	12.210110	0.09%	47,900	2005
	11.921763	12.198612	2.32%	55,336	2004
	11.617196	11.921763	2.62%	76,609	2003
	10.822462	11.617196	7.34%	85,632	2002
	10.223971	10.822462	5.85%	251,040	2001

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.987013	10.702011	19.08%	110,186	2010
	7.356649	8.987013	22.16%	142,990	2009
	11.450056	7.356649	-35.75%	151,378	2008
	10.195174	11.450056	12.31%	74,667	2007
	8.847147	10.195174	15.24%	79,373	2006
	8.239415	8.847147	7.38%	90,332	2005
	7.634327	8.239415	7.93%	118,269	2004
	6.609314	7.634327	15.51%	133,486	2003
	8.562283	6.609314	-22.81%	115,557	2002
	10.216643	8.562283	-16.19%	1,654,639	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.640805	13.343524	14.63%	8,404	2010
	10.025248	11.640805	16.11%	13,926	2009
	15.882122	10.025248	-36.88%	13,615	2008
	13.815839	15.882122	14.96%	16,617	2007
	12.100058	13.815839	14.18%	15,714	2006
	10.867659	12.100058	11.34%	15,095	2005
	10.000000	10.867659	8.68%	8,333	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.090761	12.121889	20.13%	2,760	2010
	7.292379	10.090761	38.37%	2,858	2009
	13.747959	7.292379	-46.96%	1,012	2008
	9.225789	13.747959	49.02%	1,301	2007
	10.000000	9.225789	-7.74%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.892971	16.019968	15.31%	10,419	2010
	8.122768	13.892971	71.04%	13,975	2009
	21.398539	8.122768	-62.04%	11,279	2008
	15.139843	21.398539	41.34%	18,214	2007
	12.247478	15.139843	23.62%	11,238	2006
	10.000000	12.247478	22.47%	1,553	2005*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.009596	9.990997	10.89%	150,878	2010
	7.197988	9.009596	25.17%	188,110	2009
	11.467447	7.197988	-37.23%	194,296	2008
	9.254253	11.467447	21.07%	110,382	2007
	8.944261	9.254253	3.47%	128,548	2006
	8.163384	8.944261	9.57%	150,846	2005
	8.022368	8.163384	1.76%	181,388	2004
	6.618408	8.022368	21.21%	166,073	2003
	8.537676	6.618408	-22.48%	147,763	2002
	10.119589	8.537676	-15.63%	1,755,955	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.629468	18.814028	13.14%	35,224	2010
	11.530197	16.629468	44.23%	49,197	2009
	14.972658	11.530197	-22.99%	37,015	2008
	14.636765	14.972658	2.29%	26,656	2007
	13.475776	14.636765	8.62%	27,218	2006
	13.340888	13.475776	1.01%	32,835	2005
	12.328074	13.340888	8.22%	32,300	2004
	10.452697	12.328074	17.94%	18,506	2003
	10.831082	10.452697	-3.49%	18,873	2002
	10.072322	10.831082	7.53%	161,932	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.816939	15.527959	12.38%	8,732	2010
	10.241473	13.816939	34.91%	9,927	2009
	18.008085	10.241473	-43.13%	9,206	2008
	16.639945	18.008085	8.22%	9,250	2007
	13.032790	16.639945	27.68%	5,865	2006
	11.902082	13.032790	9.50%	3,405	2005
	10.000000	11.902082	19.02%	2,088	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.068497	11.384104	13.07%	75,796	2010
	8.055580	10.068497	24.99%	75,023	2009
	14.136404	8.055580	-43.02%	69,444	2008
	11.832973	14.136404	19.47%	28,961	2007
	9.928948	11.832973	19.18%	29,579	2006
	8.654037	9.928948	14.73%	27,373	2005
	7.706898	8.654037	12.29%	32,359	2004
	6.264502	7.706898	23.02%	27,205	2003
	7.770582	6.264502	-19.38%	24,991	2002
	10.145446	7.770582	-23.41%	236,747	2001

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.981172	15.235905	38.75%	280	2010
	7.890513	10.981172	39.17%	287	2009
	15.416192	7.890513	-48.82%	406	2008
	14.698592	15.416192	4.88%	5,325	2007
	13.291770	14.698592	10.58%	2,435	2006
	11.163927	13.291770	19.06%	294	2005
	10.000000	11.163927	11.64%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.187896	15.793798	29.59%	7,286	2010
	8.436686	12.187896	44.46%	3,896	2009
	13.431292	8.436686	-37.19%	3,137	2008
	12.109217	13.431292	10.92%	6,181	2007
	11.324149	12.109217	6.93%	1,616	2006
	10.000000	11.324149	13.24%	245	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.726018	10.573080	-1.43%	33,596	2010
	10.779554	10.726018	-0.50%	33,248	2009
	10.709763	10.779554	0.65%	42,171	2008
	10.393959	10.709763	3.04%	6,475	2007
	10.115066	10.393959	2.76%	7,738	2006
	10.019205	10.115066	0.96%	3,315	2005
	10.101743	10.019205	-0.82%	5,732	2004
	10.203015	10.101743	-0.99%	5,882	2003
	10.241731	10.203015	-0.38%	5,677	2002
	10.037793	10.241731	2.03%	265,566	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.972156	13.888934	26.58%	3,786	2010
	9.010845	10.972156	21.77%	4,776	2009
	14.302763	9.010845	-37.00%	5,423	2008
	17.301487	14.302763	-17.33%	11,143	2007
	13.501937	17.301487	28.14%	11,108	2006
	12.367457	13.501937	9.17%	6,558	2005
	10.000000	12.367457	23.67%	9,262	2004*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.856680	14.279070	11.06%	46,371	2010
	9.074204	12.856680	41.68%	49,943	2009
	13.935228	9.074204	-34.88%	47,673	2008
	11.376389	13.935228	22.49%	49,388	2007
	10.706308	11.376389	6.26%	56,277	2006
	9.270213	10.706308	15.49%	62,729	2005
	8.095779	9.270213	14.51%	74,297	2004
	6.300111	8.095779	28.50%	54,382	2003
	8.414529	6.300111	-25.13%	27,948	2002
	9.699104	8.414529	-13.24%	456,280	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.546893	14.655031	26.92%	56,047	2010
	8.701372	11.546893	32.70%	62,711	2009
	14.524238	8.701372	-40.09%	59,459	2008
	12.990749	14.524238	11.80%	42,249	2007
	12.553663	12.990749	3.48%	51,205	2006
	11.289793	12.553663	11.19%	64,051	2005
	10.028290	11.289793	12.58%	69,487	2004
	7.498648	10.028290	33.73%	63,239	2003
	9.734109	7.498648	-22.97%	66,986	2002
	10.078146	9.734109	-3.41%	573,395	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.583328	14.423459	24.52%	2,536	2010
	9.105666	11.583328	27.21%	1,741	2009
	12.514905	9.105666	-27.24%	3,482	2008
	13.253965	12.514905	-5.58%	4,465	2007
	11.515513	13.253965	15.10%	5,066	2006
	11.224568	11.515513	2.59%	10,810	2005
	10.000000	11.224568	12.25%	9,015	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.688226	13.666821	16.93%	41,650	2010
	9.369914	11.688226	24.74%	52,232	2009
	14.372973	9.369914	-34.81%	41,709	2008
	14.321471	14.372973	0.36%	33,588	2007
	12.439086	14.321471	15.13%	40,332	2006
	12.093087	12.439086	2.86%	64,067	2005
	10.703514	12.093087	12.98%	72,104	2004
	8.685384	10.703514	23.24%	55,848	2003
	10.099976	8.685384	-14.01%	38,959	2002
	10.000000	10.099976	1.00%	258,648	2001*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.143472	22.621790	6.99%	349,918	2010
	17.174627	21.143472	23.11%	458,504	2009
	23.509409	17.174627	-26.95%	439,520	2008
	16.571153	23.509409	41.87%	411,643	2007
	14.008726	16.571153	18.29%	440,223	2006
	11.449328	14.008726	22.35%	445,908	2005
	10.264485	11.449328	11.54%	435,400	2004
	9.352833	10.264485	9.75%	409,983	2003
	9.198114	9.352833	1.68%	168,658	2002
	10.377101	9.198114	-11.36%	58,720	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.800790	13.605616	15.29%	70,848	2010
	10.586444	11.800790	11.47%	76,652	2009
	13.611188	10.586444	-22.22%	73,221	2008
	12.164235	13.611188	11.90%	75,295	2007
	11.109734	12.164235	9.49%	93,793	2006
	10.745373	11.109734	3.39%	86,340	2005
	10.019302	10.745373	7.25%	93,623	2004
	8.545521	10.019302	17.25%	83,783	2003
	9.477581	8.545521	-9.83%	27,505	2002
	10.235775	9.477581	-7.41%	87,580	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.547066	14.142680	4.40%	148,241	2010
	12.840453	13.547066	5.50%	175,823	2009
	13.002051	12.840453	-1.24%	137,142	2008
	12.499260	13.002051	4.02%	108,150	2007
	12.178682	12.499260	2.63%	81,722	2006
	12.173379	12.178682	0.04%	88,861	2005
	11.903141	12.173379	2.27%	94,525	2004
	11.604934	11.903141	2.57%	113,401	2003
	10.816517	11.604934	7.29%	68,253	2002
	10.223571	10.816517	5.80%	42,987	2001

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.945635	10.647320	19.02%	329,988	2010
	7.326494	8.945635	22.10%	403,665	2009
	11.408936	7.326494	-35.78%	398,963	2008
	10.163755	11.408936	12.25%	402,670	2007
	8.824359	10.163755	15.18%	450,647	2006
	8.222360	8.824359	7.32%	475,088	2005
	7.622379	8.222360	7.87%	547,988	2004
	6.602317	7.622379	15.45%	563,647	2003
	8.557576	6.602317	-22.85%	297,441	2002
	10.216249	8.557576	-16.24%	327,002	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.607390	13.298475	14.57%	54,079	2010
	10.001546	11.607390	16.06%	66,090	2009
	15.852647	10.001546	-36.91%	78,168	2008
	13.797229	15.852647	14.90%	84,903	2007
	12.089877	13.797229	14.12%	62,438	2006
	10.864005	12.089877	11.28%	39,311	2005
	10.000000	10.864005	8.64%	39,174	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.071963	12.093154	20.07%	46,478	2010
	7.282488	10.071963	38.30%	49,372	2009
	13.736314	7.282488	-46.98%	38,179	2008
	9.222681	13.736314	48.94%	16,573	2007
	10.000000	9.222681	-7.77%	6,432	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.860664	15.974616	15.25%	187,290	2010
	8.108001	13.860664	70.95%	238,317	2009
	21.370513	8.108001	-62.06%	181,883	2008
	15.127723	21.370513	41.27%	152,542	2007
	12.243870	15.127723	23.55%	137,260	2006
	10.000000	12.243870	22.44%	78,905	2005*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.968121	9.939959	10.84%	331,982	2010
	7.168490	8.968121	25.10%	418,992	2009
	11.426256	7.168490	-37.26%	417,633	2008
	9.225717	11.426256	21.01%	462,670	2007
	8.921205	9.225717	3.41%	552,534	2006
	8.146470	8.921205	9.51%	659,882	2005
	8.009816	8.146470	1.71%	794,940	2004
	6.611407	8.009816	21.15%	762,017	2003
	8.532982	6.611407	-22.52%	359,989	2002
	10.119196	8.532982	-15.68%	271,287	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.553018	18.718039	13.08%	94,124	2010
	11.483012	16.553018	44.15%	138,966	2009
	14.918970	11.483012	-23.03%	93,535	2008
	14.591717	14.918970	2.24%	97,442	2007
	13.441113	14.591717	8.56%	111,280	2006
	13.313316	13.441113	0.96%	109,986	2005
	12.308833	13.313316	8.16%	118,448	2004
	10.441672	12.308833	17.88%	104,500	2003
	10.825141	10.441672	-3.54%	39,027	2002
	10.071931	10.825141	7.48%	51,058	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.777250	15.475507	12.33%	42,347	2010
	10.217239	13.777250	34.84%	61,620	2009
	17.974638	10.217239	-43.16%	56,785	2008
	16.617512	17.974638	8.17%	71,968	2007
	13.021821	16.617512	27.61%	61,486	2006
	11.898088	13.021821	9.44%	54,615	2005
	10.000000	11.898088	18.98%	22,295	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.022147	11.325953	13.01%	108,925	2010
	8.022569	10.022147	24.92%	136,151	2009
	14.085650	8.022569	-43.04%	81,468	2008
	11.796496	14.085650	19.41%	88,949	2007
	9.903357	11.796496	19.12%	70,326	2006
	8.636102	9.903357	14.67%	66,430	2005
	7.694835	8.636102	12.23%	75,280	2004
	6.257871	7.694835	22.96%	72,050	2003
	7.766304	6.257871	-19.42%	42,700	2002
	10.145052	7.766304	-23.45%	45,754	2001

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.949649	15.184469	38.68%	4,682	2010
	7.871860	10.949649	39.10%	6,145	2009
	15.387579	7.871860	-48.84%	5,454	2008
	14.678799	15.387579	4.83%	9,655	2007
	13.280605	14.678799	10.53%	9,717	2006
	11.160177	13.280605	19.00%	3,212	2005
	10.000000	11.160177	11.60%	1,654	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.159572	15.749092	29.52%	29,562	2010
	8.421348	12.159572	44.39%	28,237	2009
	13.413699	8.421348	-37.22%	14,536	2008
	12.099518	13.413699	10.86%	19,245	2007
	11.320806	12.099518	6.88%	14,374	2006
	10.000000	11.320806	13.21%	916	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.676668	10.519093	-1.48%	68,825	2010
	10.735405	10.676668	-0.55%	127,047	2009
	10.671317	10.735405	0.60%	282,650	2008
	10.361937	10.671317	2.99%	85,569	2007
	10.089012	10.361937	2.71%	23,921	2006
	9.998460	10.089012	0.91%	31,106	2005
	10.085948	9.998460	-0.87%	31,833	2004
	10.192234	10.085948	-1.04%	40,083	2003
	10.236105	10.192234	-0.43%	12,701	2002
	10.037403	10.236105	1.98%	150,799	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.942016	13.843765	26.52%	32,103	2010
	8.990664	10.942016	21.70%	38,034	2009
	14.278028	8.990664	-37.03%	41,227	2008
	17.280393	14.278028	-17.37%	42,157	2007
	13.492294	17.280393	28.08%	40,708	2006
	12.364878	13.492294	9.12%	20,984	2005
	10.000000	12.364878	23.65%	5,356	2004*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.797534	14.206166	11.01%	205,336	2010
	9.037038	12.797534	41.61%	251,433	2009
	13.885225	9.037038	-34.92%	215,952	2008
	11.341358	13.885225	22.43%	228,974	2007
	10.678733	11.341358	6.21%	265,746	2006
	9.251010	10.678733	15.43%	300,456	2005
	8.083109	9.251010	14.45%	325,299	2004
	6.293443	8.083109	28.44%	296,226	2003
	8.409895	6.293443	-25.17%	137,679	2002
	9.698729	8.409895	-13.29%	89,037	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.493726	14.580154	26.85%	112,616	2010
	8.665708	11.493726	32.63%	120,374	2009
	14.472082	8.665708	-40.12%	101,314	2008
	12.950704	14.472082	11.75%	104,085	2007
	12.521299	12.950704	3.43%	121,366	2006
	11.266380	12.521299	11.14%	164,766	2005
	10.012579	11.266380	12.52%	197,818	2004
	7.490696	10.012579	33.67%	182,410	2003
	9.728740	7.490696	-23.00%	99,246	2002
	10.077754	9.728740	-3.46%	75,869	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.550073	14.374753	24.46%	15,226	2010
	9.084140	11.550073	27.15%	14,950	2009
	12.491660	9.084140	-27.28%	16,400	2008
	13.236118	12.491660	-5.62%	21,687	2007
	11.505821	13.236118	15.04%	19,844	2006
	11.220796	11.505821	2.54%	21,311	2005
	10.000000	11.220796	12.21%	11,965	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.636919	13.599937	16.87%	107,157	2010
	9.333524	11.636919	24.68%	131,513	2009
	14.324430	9.333524	-34.84%	130,874	2008
	14.280404	14.324430	0.31%	148,745	2007
	12.409700	14.280404	15.07%	202,872	2006
	12.070611	12.409700	2.81%	238,155	2005
	10.689043	12.070611	12.93%	286,167	2004
	8.678037	10.689043	23.17%	221,816	2003
	10.096554	8.678037	-14.05%	120,417	2002
	10.000000	10.096554	0.97%	24,483	2001*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.046219	22.506313	6.94%	173,244	2010
	17.104303	21.046219	23.05%	238,198	2009
	23.425054	17.104303	-26.98%	250,180	2008
	16.520121	23.425054	41.80%	261,095	2007
	13.972668	16.520121	18.23%	320,101	2006
	11.425632	13.972668	22.29%	402,995	2005
	10.248442	11.425632	11.49%	358,715	2004
	9.342962	10.248442	9.69%	261,209	2003
	9.193065	9.342962	1.63%	86,123	2002
	10.376699	9.193065	-11.41%	964	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.746466	13.536115	15.24%	71,163	2010
	10.543062	11.746466	11.41%	79,255	2009
	13.562316	10.543062	-22.26%	87,835	2008
	12.126741	13.562316	11.84%	126,706	2007
	11.081098	12.126741	9.44%	134,517	2006
	10.723092	11.081098	3.34%	153,799	2005
	10.003605	10.723092	7.19%	165,908	2004
	8.536467	10.003605	17.19%	141,797	2003
	9.472364	8.536467	-9.88%	75,389	2002
	10.235381	9.472364	-7.45%	3,183	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.484732	14.070461	4.34%	179,047	2010
	12.787857	13.484732	5.45%	190,160	2009
	12.955375	12.787857	-1.29%	223,720	2008
	12.460751	12.955375	3.97%	183,521	2007
	12.147313	12.460751	2.58%	126,617	2006
	12.148163	12.147313	-0.01%	162,222	2005
	11.884520	12.148163	2.22%	121,440	2004
	11.592659	11.884520	2.52%	143,656	2003
	10.810574	11.592659	7.23%	105,584	2002
	10.223176	10.810574	5.75%	6,819	2001

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.904449	10.592928	18.96%	211,462	2010
	7.296465	8.904449	22.04%	290,671	2009
	11.367963	7.296465	-35.82%	327,481	2008
	10.132420	11.367963	12.19%	375,805	2007
	8.801610	10.132420	15.12%	501,657	2006
	8.205310	8.801610	7.27%	622,025	2005
	7.610450	8.205310	7.82%	775,118	2004
	6.595336	7.610450	15.39%	683,930	2003
	8.552871	6.595336	-22.89%	491,132	2002
	10.215853	8.552871	-16.28%	202,082	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.574033	13.253521	14.51%	40,518	2010
	9.977873	11.574033	16.00%	45,086	2009
	15.823192	9.977873	-36.94%	54,380	2008
	13.778636	15.823192	14.84%	50,385	2007
	12.079699	13.778636	14.06%	33,555	2006
	10.860359	12.079699	11.23%	19,873	2005
	10.000000	10.860359	8.60%	5,015	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.053190	12.064496	20.01%	6,604	2010
	7.272605	10.053190	38.23%	5,536	2009
	13.724659	7.272605	-47.01%	4,521	2008
	9.219567	13.724659	48.86%	2,403	2007
	10.000000	9.219567	-7.80%	1,296	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.828401	15.929340	15.19%	37,992	2010
	8.093238	13.828401	70.86%	54,317	2009
	21.342511	8.093238	-62.08%	46,240	2008
	15.115622	21.342511	41.20%	44,231	2007
	12.240271	15.115622	23.49%	34,248	2006
	10.000000	12.240271	22.40%	14,348	2005*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.926883	9.889232	10.78%	262,971	2010
	7.139143	8.926883	25.04%	369,934	2009
	11.385276	7.139143	-37.29%	444,222	2008
	9.197317	11.385276	20.94%	498,864	2007
	8.898245	9.197317	3.36%	647,292	2006
	8.129616	8.898245	9.45%	836,124	2005
	7.997295	8.129616	1.65%	1,035,863	2004
	6.604414	7.997295	21.09%	988,375	2003
	8.528287	6.604414	-22.56%	472,332	2002
	10.118802	8.528287	-15.72%	182,002	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.476842	18.622440	13.02%	80,443	2010
	11.435969	16.476842	44.08%	111,112	2009
	14.865396	11.435969	-23.07%	93,408	2008
	14.546753	14.865396	2.19%	70,761	2007
	13.406474	14.546753	8.51%	87,339	2006
	13.285735	13.406474	0.91%	115,300	2005
	12.289581	13.285735	8.11%	84,382	2004
	10.430630	12.289581	17.82%	87,114	2003
	10.819198	10.430630	-3.59%	72,679	2002
	10.071541	10.819198	7.42%	11,636	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.737714	15.423283	12.27%	9,091	2010
	10.193087	13.737714	34.77%	14,628	2009
	17.941264	10.193087	-43.19%	16,491	2008
	16.595135	17.941264	8.11%	27,779	2007
	13.010858	16.595135	27.55%	50,299	2006
	11.894092	13.010858	9.39%	66,415	2005
	10.000000	11.894092	18.94%	5,934	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.975976	11.268051	12.95%	50,593	2010
	7.989668	9.975976	24.86%	89,341	2009
	14.035031	7.989668	-43.07%	81,390	2008
	11.760111	14.035031	19.34%	103,495	2007
	9.877812	11.760111	19.06%	122,138	2006
	8.618184	9.877812	14.62%	178,824	2005
	7.682777	8.618184	12.18%	308,375	2004
	6.251248	7.682777	22.90%	356,391	2003
	7.762028	6.251248	-19.46%	266,552	2002
	10.144657	7.762028	-23.49%	107,276	2001

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.918200	15.133176	38.61%	4,875	2010
	7.853232	10.918200	39.03%	4,495	2009
	15.358998	7.853232	-48.87%	4,790	2008
	14.659028	15.358998	4.78%	6,014	2007
	13.269427	14.659028	10.47%	8,921	2006
	11.156430	13.269427	18.94%	4,020	2005
	10.000000	11.156430	11.56%	3,377	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.131246	15.704438	29.45%	26,492	2010
	8.406008	12.131246	44.32%	31,868	2009
	13.396095	8.406008	-37.25%	14,719	2008
	12.089818	13.396095	10.80%	15,722	2007
	11.317461	12.089818	6.82%	11,429	2006
	10.000000	11.317461	13.17%	5,695	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.627523	10.465350	-1.53%	67,145	2010
	10.691422	10.627523	-0.60%	115,894	2009
	10.632994	10.691422	0.55%	189,397	2008
	10.329999	10.632994	2.93%	135,416	2007
	10.063013	10.329999	2.65%	125,460	2006
	9.977747	10.063013	0.85%	46,969	2005
	10.070167	9.977747	-0.92%	61,752	2004
	10.181460	10.070167	-1.09%	94,602	2003
	10.230478	10.181460	-0.48%	37,650	2002
	10.037013	10.230478	1.93%	35,333	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.911947	13.798726	26.46%	10,250	2010
	8.970521	10.911947	21.64%	11,971	2009
	14.253313	8.970521	-37.06%	14,590	2008
	17.259294	14.253313	-17.42%	18,965	2007
	13.482646	17.259294	28.01%	48,648	2006
	12.362288	13.482646	9.06%	71,712	2005
	10.000000	12.362288	23.62%	5,108	2004*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.738572	14.133543	10.95%	89,939	2010
	8.999974	12.738572	41.54%	131,082	2009
	13.835317	8.999974	-34.95%	129,902	2008
	11.306359	13.835317	22.37%	141,512	2007
	10.651178	11.306359	6.15%	204,088	2006
	9.231828	10.651178	15.37%	314,538	2005
	8.070439	9.231828	14.39%	462,135	2004
	6.286765	8.070439	28.37%	418,200	2003
	8.405267	6.286765	-25.20%	272,265	2002
	9.698352	8.405267	-13.33%	111,749	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.440775	14.505625	26.79%	58,796	2010
	8.630173	11.440775	32.57%	77,314	2009
	14.420090	8.630173	-40.15%	96,966	2008
	12.910771	14.420090	11.69%	109,435	2007
	12.489019	12.910771	3.38%	178,228	2006
	11.243042	12.489019	11.08%	290,459	2005
	9.996902	11.243042	12.47%	420,856	2004
	7.482762	9.996902	33.60%	462,270	2003
	9.723384	7.482762	-23.04%	428,392	2002
	10.077364	9.723384	-3.51%	178,448	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.516895	14.326202	24.39%	8,677	2010
	9.062647	11.516895	27.08%	10,508	2009
	12.468453	9.062647	-27.32%	13,531	2008
	13.218267	12.468453	-5.67%	15,796	2007
	11.496134	13.218267	14.98%	40,649	2006
	11.217033	11.496134	2.49%	64,693	2005
	10.000000	11.217033	12.17%	9,147	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.585757	13.533274	16.81%	129,791	2010
	9.297221	11.585757	24.62%	170,595	2009
	14.275980	9.297221	-34.88%	186,427	2008
	14.239368	14.275980	0.26%	203,444	2007
	12.380306	14.239368	15.02%	259,411	2006
	12.048126	12.380306	2.76%	373,532	2005
	10.674555	12.048126	12.87%	450,891	2004
	8.670678	10.674555	23.11%	388,849	2003
	10.093129	8.670678	-14.09%	197,728	2002
	10.000000	10.093129	0.93%	50,589	2001*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.949286	22.391287	6.88%	75,524	2010
	17.034183	20.949286	22.98%	97,664	2009
	23.340893	17.034183	-27.02%	102,313	2008
	16.469163	23.340893	41.72%	121,238	2007
	13.936614	16.469163	18.17%	108,662	2006
	11.401921	13.936614	22.23%	98,183	2005
	10.232375	11.401921	11.43%	80,449	2004
	9.333060	10.232375	9.64%	29,042	2003
	9.188001	9.333060	1.58%	16,100	2002
	10.376296	9.188001	-11.45%	9,291	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.692374	13.466940	15.18%	39,120	2010
	10.499858	11.692374	11.36%	48,139	2009
	13.513613	10.499858	-22.30%	52,801	2008
	12.089373	13.513613	11.78%	60,373	2007
	11.052553	12.089373	9.38%	67,442	2006
	10.700889	11.052553	3.29%	75,426	2005
	9.987963	10.700889	7.14%	80,159	2004
	8.527445	9.987963	17.13%	26,917	2003
	9.467156	8.527445	-9.93%	4,406	2002
	10.234981	9.467156	-7.50%	4,106	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.422620	13.998541	4.29%	59,544	2010
	12.735434	13.422620	5.40%	49,467	2009
	12.908817	12.735434	-1.34%	52,841	2008
	12.422326	12.908817	3.92%	40,209	2007
	12.116004	12.422326	2.53%	29,193	2006
	12.122999	12.116004	-0.06%	21,346	2005
	11.865931	12.122999	2.17%	28,557	2004
	11.580409	11.865931	2.47%	23,021	2003
	10.804637	11.580409	7.18%	11,940	2002
	10.222778	10.804637	5.69%	9,465	2001

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.863422	10.538765	18.90%	107,711	2010
	7.266539	8.863422	21.98%	210,918	2009
	11.327103	7.266539	-35.85%	237,190	2008
	10.101156	11.327103	12.14%	248,469	2007
	8.778896	10.101156	15.06%	272,393	2006
	8.188281	8.778896	7.21%	274,205	2005
	7.598516	8.188281	7.76%	284,759	2004
	6.588340	7.598516	15.33%	171,391	2003
	8.548156	6.588340	-22.93%	28,398	2002
	10.215459	8.548156	-16.32%	21,937	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.540790	13.208756	14.45%	8,729	2010
	9.954273	11.540790	15.94%	22,025	2009
	15.793795	9.954273	-36.97%	25,355	2008
	13.760054	15.793795	14.78%	30,014	2007
	12.069520	13.760054	14.01%	26,013	2006
	10.856710	12.069520	11.17%	20,038	2005
	10.000000	10.856710	8.57%	8,849	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.034428	12.035883	19.95%	4,631	2010
	7.262739	10.034428	38.16%	4,184	2009
	13.713029	7.262739	-47.04%	3,808	2008
	9.216455	13.713029	48.79%	589	2007
	10.000000	9.216455	-7.84%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.796209	15.884197	15.13%	7,548	2010
	8.078499	13.796209	70.78%	6,543	2009
	21.314520	8.078499	-62.10%	2,887	2008
	15.103507	21.314520	41.12%	3,938	2007
	12.236657	15.103507	23.43%	2,460	2006
	10.000000	12.236657	22.37%	839	2005*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.885724	9.838635	10.72%	186,371	2010
	7.109853	8.885724	24.98%	248,392	2009
	11.344339	7.109853	-37.33%	263,824	2008
	9.168922	11.344339	20.88%	288,759	2007
	8.875276	9.168922	3.31%	330,882	2006
	8.112732	8.875276	9.40%	381,553	2005
	7.984761	8.112732	1.60%	425,813	2004
	6.597419	7.984761	21.03%	217,977	2003
	8.523596	6.597416	-22.60%	40,779	2002
	10.118412	8.523596	-15.76%	21,575	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.400963	18.527272	12.96%	11,762	2010
	11.389079	16.400963	44.01%	10,703	2009
	14.811993	11.389079	-23.11%	9,660	2008
	14.501902	14.811993	2.14%	11,526	2007
	13.371913	14.501902	8.45%	10,777	2006
	13.258190	13.371913	0.86%	10,235	2005
	12.270338	13.258190	8.05%	8,821	2004
	10.419593	12.270338	17.76%	9,523	2003
	10.813239	10.419593	-3.64%	6,367	2002
	10.071148	10.813239	7.37%	1,483	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.698213	15.371122	12.21%	2,462	2010
	10.168955	13.698213	34.71%	2,749	2009
	17.907924	10.168955	-43.22%	2,383	2008
	16.572755	17.907924	8.06%	2,929	2007
	12.999900	16.572755	27.48%	2,566	2006
	11.890094	12.999900	9.33%	1,673	2005
	10.000000	11.890094	18.90%	932	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.930055	11.210506	12.89%	18,084	2010
	7.956925	9.930055	24.80%	17,853	2009
	13.984629	7.956925	-43.10%	14,776	2008
	11.723870	13.984629	19.28%	16,404	2007
	9.852367	11.723870	19.00%	16,840	2006
	8.600337	9.852367	14.56%	18,888	2005
	7.670770	8.600337	12.12%	18,227	2004
	6.244630	7.670770	22.84%	15,812	2003
	7.757760	6.244630	-19.50%	7,865	2002
	10.144267	7.757760	-23.53%	6,956	2001

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.886801	15.081996	38.53%	65	2010
	7.834622	10.886801	38.96%	76	2009
	15.330420	7.834622	-48.89%	436	2008
	14.639232	15.330420	4.72%	943	2007
	13.258237	14.639232	10.42%	89	2006
	11.152675	13.258237	18.88%	0	2005
	10.000000	11.152675	11.53%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.103027	15.659959	29.39%	7,789	2010
	8.390709	12.103027	44.24%	10,448	2009
	13.378526	8.390709	-37.28%	6,352	2008
	12.080134	13.378526	10.75%	7,140	2007
	11.314133	12.080134	6.77%	7,205	2006
	10.000000	11.314133	13.14%	6,471	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.578583	10.411867	-1.58%	6,629	2010
	10.647597	10.578583	-0.65%	28,151	2009
	10.594795	10.647597	0.50%	57,992	2008
	10.298150	10.594795	2.88%	8,145	2007
	10.037070	10.298150	2.60%	7,224	2006
	9.957068	10.037070	0.80%	4,636	2005
	10.054405	9.957068	-0.97%	5,183	2004
	10.170692	10.054405	-1.14%	3,105	2003
	10.224856	10.170692	-0.53%	1,200	2002
	10.036623	10.224856	1.88%	6,064	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.881962	13.753831	26.39%	2,476	2010
	8.950414	10.881962	21.58%	1,919	2009
	14.228624	8.950414	-37.10%	1,211	2008
	17.238217	14.228624	-17.46%	1,038	2007
	13.472997	17.238217	27.95%	1,579	2006
	12.359706	13.472997	9.01%	1,353	2005
	10.000000	12.359706	23.60%	0	2004*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.679939	14.061341	10.89%	26,325	2010
	8.963091	12.679939	41.47%	24,470	2009
	13.785629	8.963091	-34.98%	24,783	2008
	11.271514	13.785629	22.31%	26,928	2007
	10.623739	11.271514	6.10%	29,923	2006
	9.212702	10.623739	15.32%	31,373	2005
	8.057817	9.212702	14.33%	32,820	2004
	6.280120	8.057817	28.31%	26,717	2003
	8.400646	6.280120	-25.24%	8,758	2002
	9.697972	8.400646	-13.38%	10,052	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.388055	14.431454	26.72%	28,675	2010
	8.594763	11.388055	32.50%	28,697	2009
	14.368236	8.594763	-40.18%	28,814	2008
	12.870918	14.368236	11.63%	29,234	2007
	12.456782	12.870918	3.32%	30,447	2006
	11.219695	12.456782	11.03%	33,127	2005
	9.981231	11.219695	12.41%	32,788	2004
	7.474828	9.981231	33.53%	29,100	2003
	9.718031	7.474828	-23.08%	14,987	2002
	10.076969	9.718031	-3.56%	12,012	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.483792	14.277765	24.33%	1,623	2010
	9.041196	11.483792	27.02%	1,605	2009
	12.445282	9.041196	-27.35%	723	2008
	13.200446	12.445282	-5.72%	893	2007
	11.486449	13.200446	14.92%	766	2006
	11.213262	11.486449	2.44%	912	2005
	10.000000	11.213262	12.13%	624	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.534802	13.466916	16.75%	67,550	2010
	9.261034	11.534802	24.55%	77,742	2009
	14.227682	9.261034	-34.91%	87,535	2008
	14.198448	14.227682	0.21%	110,292	2007
	12.350978	14.198448	14.96%	108,937	2006
	12.025678	12.350978	2.71%	116,415	2005
	10.660084	12.025678	12.81%	118,968	2004
	8.663319	10.660084	23.05%	40,145	2003
	10.089696	8.663319	-14.14%	11,119	2002
	10.000000	10.089696	0.90%	3,701	2001*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.852791	22.276829	6.83%	8,944	2010
	16.964338	20.852791	22.92%	7,442	2009
	23.257023	16.964338	-27.06%	6,338	2008
	16.418374	23.257023	41.65%	6,515	2007
	13.900692	16.418374	18.11%	6,834	2006
	11.378295	13.900692	22.17%	7,330	2005
	10.216357	11.378295	11.37%	10,387	2004
	9.323181	10.216357	9.58%	7,919	2003
	9.182946	9.323181	1.53%	5,329	2002
	10.375893	9.182946	-11.50%	4,825	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.638487	13.398066	15.12%	3,393	2010
	10.456774	11.638487	11.30%	1,203	2009
	13.465010	10.456774	-22.34%	110	2008
	12.052049	13.465010	11.72%	156	2007
	11.024019	12.052049	9.33%	187	2006
	10.678678	11.024019	3.23%	187	2005
	9.972315	10.678678	7.08%	823	2004
	8.518415	9.972315	17.07%	73	2003
	9.461947	8.518415	-9.97%	0	2002
	10.234586	9.461947	-7.55%	2,695	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.360796	13.926979	4.24%	4,801	2010
	12.683211	13.360796	5.34%	3,504	2009
	12.862422	12.683211	-1.39%	1,319	2008
	12.383989	12.862422	3.86%	5,417	2007
	12.084738	12.383989	2.48%	5,995	2006
	12.097853	12.084738	-0.11%	6,661	2005
	11.847341	12.097853	2.11%	7,362	2004
	11.568155	11.847341	2.41%	19,907	2003
	10.798693	11.568155	7.13%	20,922	2002
	10.222381	10.798693	5.64%	2,555	2001

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.822581	10.484885	18.84%	1,039	2010
	7.236741	8.822581	21.91%	1,044	2009
	11.286404	7.236741	-35.88%	6,304	2008
	10.070006	11.286404	12.08%	10,562	2007
	8.756261	10.070006	15.00%	14,389	2006
	8.171308	8.756261	7.16%	15,200	2005
	7.586615	8.171308	7.71%	19,635	2004
	6.581369	7.586615	15.27%	15,695	2003
	8.543459	6.581369	-22.97%	10,672	2002
	10.215063	8.543459	-16.36%	31,978	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.507593	13.164071	14.39%	2,785	2010
	9.930690	11.507593	15.88%	2,886	2009
	15.764411	9.930690	-37.01%	1,584	2008
	13.741488	15.764411	14.72%	539	2007
	12.059347	13.741488	13.95%	131	2006
	10.853055	12.059347	11.11%	118	2005
	10.000000	10.853055	8.53%	869	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.015701	12.007318	19.88%	861	2010
	7.252869	10.015701	38.09%	1,025	2009
	13.701387	7.252869	-47.06%	1,028	2008
	9.213342	13.701387	48.71%	989	2007
	10.000000	9.213342	-7.87%	67	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.764038	15.839098	15.08%	2,213	2010
	8.063765	13.764038	70.69%	2,311	2009
	21.286548	8.063765	-62.12%	1,607	2008
	15.091398	21.286548	41.05%	735	2007
	12.233048	15.091398	23.37%	126	2006
	10.000000	12.233048	22.33%	61	2005*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.844736	9.788265	10.67%	7,648	2010
	7.080651	8.844736	24.91%	4,583	2009
	11.303512	7.080651	-37.36%	9,564	2008
	9.140601	11.303512	20.82%	18,528	2007
	8.852353	9.140601	3.26%	23,791	2006
	8.095891	8.852353	9.34%	25,753	2005
	7.972240	8.095891	1.55%	35,300	2004
	6.590424	7.97224	20.97%	27,189	2003
	8.518902	6.590424	-22.64%	16,650	2002
	10.118020	8.518902	-15.80%	20,919	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.325432	18.432572	12.91%	2,153	2010
	11.342388	16.325432	43.93%	2,153	2009
	14.758773	11.342388	-23.15%	1,095	2008
	14.457179	14.758773	2.09%	2,689	2007
	13.337425	14.457179	8.40%	3,001	2006
	13.230708	13.337425	0.81%	3,306	2005
	12.251129	13.230708	8.00%	3,159	2004
	10.408568	12.251129	17.70%	306	2003
	10.807291	10.408568	-3.69%	518	2002
	10.070760	10.807291	7.31%	825	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.658835	15.319156	12.16%	643	2010
	10.144879	13.658835	34.64%	959	2009
	17.874630	10.144879	-43.24%	490	2008
	16.550400	17.874630	8.00%	715	2007
	12.988952	16.550400	27.42%	638	2006
	11.886106	12.988952	9.28%	740	2005
	10.000000	11.886106	18.86%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.884276	11.153154	12.84%	3,562	2010
	7.924271	9.884276	24.73%	1,992	2009
	13.934345	7.924271	-43.13%	823	2008
	11.687682	13.934345	19.22%	3,411	2007
	9.826938	11.687682	18.94%	4,748	2006
	8.582491	9.826938	14.50%	5,178	2005
	7.658736	8.582491	12.06%	9,278	2004
	6.238005	7.658736	22.78%	6,823	2003
	7.753477	6.238005	-19.55%	2,733	2002
	10.143870	7.753477	-23.56%	10,172	2001

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.855496	15.031011	38.46%	96	2010
	7.816076	10.855496	38.89%	149	2009
	15.301934	7.816076	-48.92%	151	2008
	14.619514	15.301934	4.67%	106	2007
	13.247095	14.619514	10.36%	83	2006
	11.148934	13.247095	18.82%	42	2005
	10.000000	11.148934	11.49%	696	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.074847	15.615560	29.32%	1,992	2010
	8.375425	12.074847	44.17%	1,998	2009
	13.360973	8.375425	-37.31%	1,410	2008
	12.070453	13.360973	10.69%	109	2007
	11.310791	12.070453	6.72%	0	2006
	10.000000	11.310791	13.11%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.529841	10.358628	-1.63%	1,255	2010
	10.603928	10.529841	-0.70%	1,646	2009
	10.556708	10.603928	0.45%	3,909	2008
	10.266377	10.556708	2.83%	2,832	2007
	10.011179	10.266377	2.55%	1,227	2006
	9.936424	10.011179	0.75%	884	2005
	10.038665	9.936424	-1.02%	1,434	2004
	10.159933	10.038665	-1.19%	1,558	2003
	10.219232	10.159933	-0.58%	14,738	2002
	10.036232	10.219232	1.82%	718	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.851996	13.708993	26.33%	400	2010
	8.930324	10.851996	21.52%	771	2009
	14.203946	8.930324	-37.13%	371	2008
	17.217135	14.203946	-17.50%	643	2007
	13.463339	17.217135	27.88%	808	2006
	12.357120	13.463339	8.95%	941	2005
	10.000000	12.35712	23.57%	79	2004*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.621457	13.989390	10.84%	1,665	2010
	8.926298	12.621457	41.40%	1,794	2009
	13.736038	8.926298	-35.02%	3,178	2008
	11.236701	13.736038	22.24%	5,365	2007
	10.596290	11.236701	6.04%	7,914	2006
	9.193564	10.596290	15.26%	8,708	2005
	8.045180	9.193564	14.27%	13,056	2004
	6.273457	8.04518	28.24%	8,179	2003
	8.396010	6.273457	-25.28%	4,272	2002
	9.697594	8.39601	-13.42%	8,704	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.335587	14.357661	26.66%	2,153	2010
	8.559510	11.335587	32.43%	2,309	2009
	14.316607	8.559510	-40.21%	3,554	2008
	12.831230	14.316607	11.58%	4,738	2007
	12.424678	12.831230	3.27%	7,268	2006
	11.196441	12.424678	10.97%	8,089	2005
	9.965598	11.196441	12.35%	11,945	2004
	7.466909	9.965598	33.46%	9,103	2003
	9.712673	7.466909	-23.12%	7,025	2002
	10.076578	9.712673	-3.61%	16,130	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.450753	14.229454	24.27%	1,126	2010
	9.019763	11.450753	26.95%	1,465	2009
	12.422115	9.019763	-27.39%	893	2008
	13.182617	12.422115	-5.77%	592	2007
	11.476758	13.182617	14.86%	740	2006
	11.209485	11.476758	2.38%	853	2005
	10.000000	11.209485	12.09%	187	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.484061	13.400873	16.69%	2,670	2010
	9.224987	11.484061	24.49%	2,667	2009
	14.179523	9.224987	-34.94%	2,128	2008
	14.157624	14.179523	0.15%	2,383	2007
	12.321716	14.157624	14.90%	3,852	2006
	12.003276	12.321716	2.65%	4,562	2005
	10.645628	12.003276	12.75%	7,149	2004
	8.655972	10.645628	22.99%	4,779	2003
	10.086266	8.655972	-14.18%	1,272	2002
	10.000000	10.086266	0.86%	3,196	2001*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.756661	22.162871	6.77%	5,905	2010
	16.894710	20.756661	22.86%	6,378	2009
	23.173382	16.894710	-27.09%	6,334	2008
	16.367681	23.173382	41.58%	6,344	2007
	13.864795	16.367681	18.05%	4,706	2006
	11.354672	13.864795	22.11%	4,659	2005
	10.200337	11.354672	11.32%	4,659	2004
	9.313310	10.200337	9.52%	2,178	2003
	9.177891	9.313310	1.48%	2,088	2002
	10.375491	9.177891	-11.54%	4,238	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.584817	13.329507	15.06%	6,406	2010
	10.413848	11.584817	11.24%	6,666	2009
	13.416583	10.413848	-22.38%	7,568	2008
	12.014846	13.416583	11.67%	7,284	2007
	10.995573	12.014846	9.27%	7,798	2006
	10.656532	10.995573	3.18%	7,985	2005
	9.956696	10.656532	7.03%	7,985	2004
	8.509395	9.956696	17.01%	4,185	2003
	9.456739	8.509395	-10.02%	4,093	2002
	10.234189	9.546739	-7.60%	5,520	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.299208	13.855740	4.18%	10,926	2010
	12.631174	13.299208	5.29%	11,475	2009
	12.816170	12.631174	-1.44%	11,915	2008
	12.345780	12.816170	3.81%	11,054	2007
	12.053554	12.345780	2.42%	1,929	2006
	12.072760	12.053554	-0.16%	3,245	2005
	11.828774	12.072760	2.06%	4,043	2004
	11.555910	11.828774	2.36%	331	2003
	10.792757	11.555910	7.07%	448	2002
	10.221984	10.792757	5.58%	3,913	2001

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.781886	10.431224	18.78%	10,182	2010
	7.207018	8.781886	21.85%	10,673	2009
	11.245791	7.207018	-35.91%	11,633	2008
	10.038903	11.245791	12.02%	10,493	2007
	8.733643	10.038903	14.95%	10,568	2006
	8.154339	8.733643	7.10%	12,195	2005
	7.574721	8.154339	7.65%	12,438	2004
	6.574382	7.574721	15.22%	9,101	2003
	8.538740	6.574382	-23.01%	5,997	2002
	10.214664	8.538740	-16.41%	11,319	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.474513	13.119557	14.34%	0	2010
	9.907185	11.474513	15.82%	413	2009
	15.735105	9.907185	-37.04%	178	2008
	13.722948	15.735105	14.66%	0	2007
	12.049184	13.722948	13.89%	0	2006
	10.849412	12.049184	11.06%	0	2005
	10.000000	10.849412	8.49%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.997008	11.978810	19.82%	0	2010
	7.243020	9.997008	38.02%	0	2009
	13.689761	7.243020	-47.09%	0	2008
	9.210232	13.689761	48.64%	0	2007
	10.000000	9.210232	-7.90%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.731983	15.794187	15.02%	444	2010
	8.049072	13.731983	70.60%	880	2009
	21.258617	8.049072	-62.14%	533	2008
	15.079307	21.258617	40.98%	242	2007
	12.229450	15.079307	23.30%	0	2006
	10.000000	12.229450	22.29%	0	2005*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.803971	9.738203	10.61%	14,205	2010
	7.051604	8.803971	24.85%	15,172	2009
	11.262879	7.051604	-37.39%	15,441	2008
	9.112400	11.262879	20.76%	18,953	2007
	8.829510	9.112400	3.20%	26,235	2006
	8.079089	8.829510	9.29%	28,920	2005
	7.959739	8.079089	1.50%	28,726	2004
	6.583431	7.959739	20.91%	25,232	2003
	8.514201	6.583431	-22.68%	17,998	2002
	10.117627	8.514201	-15.85%	16,263	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.250165	18.338264	12.85%	179	2010
	11.295831	16.250165	43.86%	480	2009
	14.705677	11.295831	-23.19%	365	2008
	14.412537	14.705677	2.03%	179	2007
	13.302997	14.412537	8.34%	179	2006
	13.203257	13.302997	0.76%	179	2005
	12.231922	13.203257	7.94%	179	2004
	10.397530	12.231922	17.64%	179	2003
	10.801340	10.397530	-3.74%	268	2002
	10.070364	10.801340	7.26%	1,219	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.619537	15.267323	12.10%	284	2010
	10.120840	13.619537	34.57%	417	2009
	17.841381	10.120840	-43.27%	338	2008
	16.528063	17.841381	7.95%	284	2007
	12.977994	16.528063	27.35%	284	2006
	11.882106	12.977994	9.22%	0	2005
	10.000000	11.882106	18.82%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.838674	11.096056	12.78%	0	2010
	7.891726	9.838674	24.67%	340	2009
	13.884189	7.891726	-43.16%	187	2008
	11.651566	13.884189	19.16%	238	2007
	9.801536	11.651566	18.87%	211	2006
	8.564653	9.801536	14.44%	596	2005
	7.646706	8.564653	12.00%	539	2004
	6.231384	7.646706	22.71%	568	2003
	7.749199	6.231384	-19.59%	469	2002
	10.143475	7.749199	-23.60%	558	2001

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.824228	14.980106	38.39%	151	2010
	7.797527	10.824228	38.82%	151	2009
	15.273422	7.797527	-48.95%	151	2008
	14.599734	15.273422	4.61%	0	2007
	13.235888	14.599734	10.30%	0	2006
	11.145161	13.235888	18.76%	0	2005
	10.000000	11.145161	11.45%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.046692	15.571250	29.26%	240	2010
	8.360150	12.046692	44.10%	296	2009
	13.343410	8.360150	-37.35%	240	2008
	12.060759	13.343410	10.63%	240	2007
	11.307455	12.060759	6.66%	240	2006
	10.000000	11.307455	13.07%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.481297	10.305626	-1.68%	0	2010
	10.560412	10.481297	-0.75%	19	2009
	10.518736	10.560412	0.40%	391	2008
	10.234684	10.518736	2.78%	243	2007
	9.985338	10.234684	2.50%	1,053	2006
	9.915806	9.985338	0.70%	1,128	2005
	10.022932	9.915806	-1.07%	1,106	2004
	10.149172	10.022932	-1.24%	1,038	2003
	10.213606	10.149172	-0.63%	838	2002
	10.035842	10.213606	1.77%	1,584	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.822120	13.664319	26.26%	0	2010
	8.910273	10.822120	21.46%	365	2009
	14.179316	8.910273	-37.16%	120	2008
	17.196075	14.179316	-17.54%	0	2007
	13.453700	17.196075	27.82%	0	2006
	12.354526	13.453700	8.90%	0	2005
	10.000000	12.354526	23.55%	0	2004*

1000

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.563310	13.917861	10.78%	1,754	2010
	8.889689	12.563310	41.32%	1,998	2009
	13.686681	8.889689	-35.05%	1,714	2008
	11.202058	13.686681	22.18%	1,591	2007
	10.568981	11.202058	5.99%	1,591	2006
	9.174517	10.568981	15.20%	3,849	2005
	8.032584	9.174517	14.22%	4,082	2004
	6.266813	8.032584	28.18%	4,082	2003
	8.391394	6.266813	-25.32%	3,967	2002
	9.697219	8.391394	-13.47%	4,484	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.283273	14.284151	26.60%	859	2010
	8.524344	11.283273	32.37%	928	2009
	14.265071	8.524344	-40.24%	890	2008
	12.791582	14.265071	11.52%	621	2007
	12.392579	12.791582	3.22%	623	2006
	11.173187	12.392579	10.91%	1,668	2005
	9.949969	11.173187	12.29%	1,829	2004
	7.458986	9.949969	33.40%	1,802	2003
	9.707317	7.458986	-23.16%	2,368	2002
	10.076184	9.707317	-3.66%	3,578	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.417794	14.181297	24.20%	0	2010
	8.998388	11.417794	26.89%	0	2009
	12.398995	8.998388	-27.43%	0	2008
	13.164824	12.398995	-5.82%	0	2007
	11.467086	13.164824	14.81%	0	2006
	11.205722	11.467086	2.33%	0	2005
	10.000000	11.205722	12.06%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.433510	13.335088	16.63%	5,190	2010
	9.189047	11.433510	24.43%	5,312	2009
	14.131483	9.189047	-34.97%	5,340	2008
	14.116876	14.131483	0.10%	5,403	2007
	12.292488	14.116876	14.84%	6,303	2006
	11.980875	12.292488	2.60%	6,596	2005
	10.631170	11.980875	12.70%	6,215	2004
	8.648608	10.631170	22.92%	5,635	2003
	10.082827	8.648608	-14.22%	2,986	2002
	10.000000	10.082827	0.83%	8,019	2001*

1001

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.660999	22.049524	6.72%	13,084	2010
	16.825408	20.660999	22.80%	17,020	2009
	23.090085	16.825408	-27.13%	17,637	2008
	16.317183	23.090085	41.51%	12,034	2007
	13.829041	16.317183	17.99%	15,894	2006
	11.331137	13.829041	22.04%	9,068	2005
	10.184374	11.331137	11.26%	9,149	2004
	9.303459	10.184374	9.47%	7,171	2003
	9.172845	9.303459	1.42%	825	2002
	10.375088	9.172845	-11.59%	65,148	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.531383	13.261284	15.00%	8,216	2010
	10.371093	11.531383	11.19%	7,749	2009
	13.368309	10.371093	-22.42%	7,070	2008
	11.977740	13.368309	11.61%	8,999	2007
	10.967172	11.977740	9.21%	7,792	2006
	10.634409	10.967172	3.13%	8,184	2005
	9.941075	10.634409	6.97%	8,085	2004
	8.500373	9.941075	16.95%	1,861	2003
	9.451524	8.500373	-10.06%	1,383	2002
	10.233790	9.451524	-7.64%	43,958	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.237899	13.784851	4.13%	13,006	2010
	12.579343	13.237899	5.24%	18,772	2009
	12.770070	12.579343	-1.49%	18,146	2008
	12.307655	12.770070	3.76%	10,278	2007
	12.022433	12.307655	2.37%	7,633	2006
	12.047708	12.022433	-0.21%	6,751	2005
	11.810247	12.047708	2.01%	7,276	2004
	11.543683	11.810247	2.31%	7,075	2003
	10.786820	11.543683	7.02%	2,195	2002
	10.221589	10.786820	5.53%	60,883	2001

1002

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.741354	10.377811	18.72%	23,572	2010
	7.177410	8.741354	21.79%	34,443	2009
	11.205303	7.177410	-35.95%	32,858	2008
	10.007879	11.205303	11.96%	26,594	2007
	8.711073	10.007879	14.89%	30,740	2006
	8.137392	8.711073	7.05%	33,102	2005
	7.562827	8.137392	7.60%	33,034	2004
	6.567410	7.562827	15.16%	17,910	2003
	8.534039	6.567410	-23.04%	11,637	2002
	10.214270	8.534039	-16.45%	156,691	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.441470	13.075125	14.28%	2,308	2010
	9.883687	11.441470	15.76%	1,691	2009
	15.705806	9.883687	-37.07%	385	2008
	13.704406	15.705806	14.60%	510	2007
	12.039021	13.704406	13.83%	0	2006
	10.845761	12.039021	11.00%	0	2005
	10.000000	10.845761	8.46%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.978349	11.950360	19.76%	4,768	2010
	7.233179	9.978349	37.95%	4,995	2009
	13.678145	7.233179	-47.12%	5,072	2008
	9.207116	13.678145	48.56%	1,250	2007
	10.000000	9.207116	-7.93%	359	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.699923	15.749294	14.96%	9,349	2010
	8.034380	13.699923	70.52%	15,783	2009
	21.230671	8.034380	-62.16%	12,843	2008
	15.067189	21.230671	40.91%	7,698	2007
	12.225828	15.067189	23.24%	9,058	2006
	10.000000	12.225828	22.26%	654	2005*

1003

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.763340	9.688336	10.56%	25,156	2010
	7.022630	8.763340	24.79%	27,408	2009
	11.222325	7.022630	-37.42%	28,232	2008
	9.084235	11.222325	20.70%	32,362	2007
	8.806697	9.084235	3.15%	35,312	2006
	8.062303	8.806697	9.23%	35,735	2005
	7.947249	8.062303	1.45%	36,268	2004
	6.576449	7.947249	20.84%	17,113	2003
	8.509507	6.576449	-22.72%	6,749	2002
	10.117234	8.509507	-15.89%	105,717	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.175283	18.244495	12.79%	7,049	2010
	11.249498	16.175283	43.79%	7,186	2009
	14.652819	11.249498	-23.23%	6,821	2008
	14.368077	14.652819	1.98%	3,826	2007
	13.268682	14.368077	8.29%	3,660	2006
	13.175880	13.268682	0.70%	6,317	2005
	12.212773	13.175880	7.89%	6,383	2004
	10.386539	12.212773	17.58%	5,903	2003
	10.795404	10.386539	-3.79%	629	2002
	10.069972	10.795404	7.20%	17,649	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.580340	15.215640	12.04%	2,391	2010
	10.096848	13.580340	34.50%	6,235	2009
	17.808170	10.096848	-43.30%	5,321	2008
	16.505746	17.808170	7.89%	1,484	2007
	12.967046	16.505746	27.29%	705	2006
	11.878109	12.967046	9.17%	0	2005
	10.000000	11.878109	18.78%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.793277	11.039236	12.72%	5,855	2010
	7.859316	9.793277	24.61%	8,815	2009
	13.834228	7.859316	-43.19%	5,281	2008
	11.615577	13.834228	19.10%	4,724	2007
	9.776219	11.615577	18.81%	4,643	2006
	8.546859	9.776219	14.38%	4,856	2005
	7.634714	8.546859	11.95%	4,666	2004
	6.224770	7.634714	22.65%	4,984	2003
	7.744924	6.224770	-19.63%	1,412	2002
	10.143081	7.744924	-23.64%	15,449	2001

1004

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.793077	14.929400	38.32%	0	2010
	7.779036	10.793077	38.75%	0	2009
	15.244988	7.779036	-48.97%	0	2008
	14.580015	15.244988	4.56%	0	2007
	13.224727	14.580015	10.25%	0	2006
	11.141414	13.224727	18.70%	0	2005
	10.000000	11.141414	11.41%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.018634	15.527086	29.19%	1,895	2010
	8.344923	12.018634	44.02%	2,160	2009
	13.325893	8.344923	-37.38%	261	2008
	12.051086	13.325893	10.58%	301	2007
	11.304117	12.051086	6.61%	0	2006
	10.000000	11.304117	13.04%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.432954	10.252872	-1.73%	31,538	2010
	10.517057	10.432954	-0.80%	1,618	2009
	10.480886	10.517057	0.35%	12,747	2008
	10.203077	10.480886	2.72%	6,782	2007
	9.959557	10.203077	2.45%	2,115	2006
	9.895226	9.959557	0.65%	1,011	2005
	10.007222	9.895226	-1.12%	912	2004
	10.138425	10.007222	-1.29%	766	2003
	10.207985	10.138425	-0.68%	7,285	2002
	10.035451	10.207985	1.72%	20,861	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.792324	13.619767	26.20%	1,730	2010
	8.890277	10.792324	21.39%	2,032	2009
	14.154722	8.890277	-37.19%	1,844	2008
	17.175049	14.154722	-17.59%	1,290	2007
	13.444055	17.175049	27.75%	581	2006
	12.351936	13.444055	8.84%	581	2005
	10.000000	12.351936	23.52%	0	2004*

1005

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.505303	13.846542	10.73%	15,252	2010
	8.853154	12.505303	41.25%	17,508	2009
	13.637386	8.853154	-35.08%	15,592	2008
	11.167421	13.637386	22.12%	11,132	2007
	10.541658	11.167421	5.94%	12,404	2006
	9.155443	10.541658	15.14%	10,440	2005
	8.019969	9.155443	14.16%	10,614	2004
	6.260157	8.019969	28.11%	9,641	2003
	8.386760	6.260157	-25.36%	3,648	2002
	9.696839	8.386760	-13.51%	33,018	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.231202	14.211010	26.53%	12,910	2010
	8.489334	11.231202	32.30%	16,081	2009
	14.213730	8.489334	-40.27%	11,239	2008
	12.752071	14.213730	11.46%	6,528	2007
	12.360569	12.752071	3.17%	7,442	2006
	11.149982	12.360569	10.86%	8,980	2005
	9.934358	11.149982	12.24%	9,328	2004
	7.451065	9.934358	33.33%	8,407	2003
	9.701957	7.451065	-23.20%	4,372	2002
	10.075790	9.701957	-3.71%	46,453	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.384924	14.133281	24.14%	164	2010
	8.977050	11.384924	26.82%	0	2009
	12.375917	8.977050	-27.46%	0	2008
	13.147047	12.375917	-5.87%	0	2007
	11.457412	13.147047	14.75%	0	2006
	11.201949	11.457412	2.28%	0	2005
	10.000000	11.201949	12.02%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.383167	13.269643	16.57%	6,888	2010
	9.153250	11.383167	24.36%	8,216	2009
	14.083623	9.153250	-35.01%	7,581	2008
	14.076270	14.083623	0.05%	8,514	2007
	12.263348	14.076270	14.78%	9,207	2006
	11.958537	12.263348	2.55%	13,364	2005
	10.616751	11.958537	12.64%	13,113	2004
	8.641266	10.616751	22.86%	5,817	2003
	10.079400	8.641266	-14.27%	1,549	2002
	10.000000	10.079400	0.79%	27,944	2001*

1006

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.565724	21.936664	6.67%	12,238	2010
	16.756337	20.565724	22.73%	18,228	2009
	23.007031	16.756337	-27.17%	16,751	2008
	16.266808	23.007031	41.44%	18,356	2007
	13.793345	16.266808	17.93%	19,130	2006
	11.307615	13.793345	21.98%	20,185	2005
	10.168407	11.307615	11.20%	17,279	2004
	9.293602	10.168407	9.41%	14,979	2003
	9.167790	9.293602	1.37%	9,380	2002
	10.374687	9.167790	-11.63%	1,754	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.478176	13.193376	14.94%	8,711	2010
	10.328502	11.478176	11.13%	8,810	2009
	13.320203	10.328502	-22.46%	8,354	2008
	11.940751	13.320203	11.55%	12,090	2007
	10.938861	11.940751	9.16%	7,770	2006
	10.612329	10.938861	3.08%	7,997	2005
	9.925489	10.612329	6.92%	7,371	2004
	8.491357	9.925489	16.89%	13,971	2003
	9.446317	8.491357	-10.11%	7,671	2002
	10.233393	9.446317	-7.69%	7,597	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.176788	13.714218	4.08%	3,905	2010
	12.527651	13.176788	5.18%	4,546	2009
	12.724081	12.527651	-1.54%	4,641	2008
	12.269620	12.724081	3.70%	5,315	2007
	11.991376	12.269620	2.32%	2,609	2006
	12.022687	11.991376	-0.26%	3,527	2005
	11.791725	12.022687	1.96%	2,876	2004
	11.531449	11.791725	2.26%	4,631	2003
	10.780876	11.531449	6.96%	2,238	2002
	10.221188	10.780876	5.48%	0	2001

1007

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.701028	10.324672	18.66%	18,306	2010
	7.147936	8.701028	21.73%	21,103	2009
	11.164979	7.147936	-35.98%	19,821	2008
	9.976968	11.164979	11.91%	18,022	2007
	8.688574	9.976968	14.83%	23,354	2006
	8.120498	8.688574	7.00%	26,809	2005
	7.550959	8.120498	7.54%	27,357	2004
	6.560440	7.550959	15.10%	37,276	2003
	8.529332	6.560440	-23.08%	26,476	2002
	10.213876	8.529332	-16.49%	11,457	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Income - Q/NQ	11.408525	13.030848	14.22%	468	2010
	9.860246	11.408525	15.70%	1,603	2009
	15.676559	9.860246	-37.10%	4,070	2008
	13.685905	15.676559	14.55%	5,301	2007
	12.028860	13.685905	13.78%	3,988	2006
	10.842113	12.028860	10.95%	852	2005
	10.000000	10.842113	8.42%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.959699	11.921965	19.70%	556	2010
	7.223338	9.959699	37.88%	1,343	2009
	13.666521	7.223338	-47.15%	1,026	2008
	9.204002	13.666521	48.48%	3,146	2007
	10.000000	9.204002	-7.96%	1,119	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.667983	15.704601	14.90%	9,448	2010
	8.019723	13.667983	70.43%	20,083	2009
	21.202788	8.019723	-62.18%	16,595	2008
	15.055105	21.202788	40.83%	13,052	2007
	12.222219	15.055105	23.18%	11,061	2006
	10.000000	12.222219	22.22%	9,055	2005*

1008

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.722883	9.638719	10.50%	23,378	2010
	6.993767	8.722883	24.72%	27,376	2009
	11.181906	6.993767	-37.45%	26,058	2008
	9.056152	11.181906	20.63%	24,707	2007
	8.783933	9.056152	3.10%	30,610	2006
	8.045554	8.783933	9.18%	38,945	2005
	7.934767	8.045554	1.40%	47,590	2004
	6.569458	7.934767	20.78%	52,182	2003
	8.504809	6.569458	-22.76%	17,605	2002
	10.116840	8.504809	-15.93%	5,853	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.100631	18.151041	12.73%	3,049	2010
	11.203274	16.100631	43.71%	3,192	2009
	14.600056	11.203274	-23.27%	3,086	2008
	14.323679	14.600056	1.93%	2,732	2007
	13.234405	14.323679	8.23%	4,797	2006
	13.148530	13.234405	0.65%	5,320	2005
	12.193625	13.148530	7.83%	4,815	2004
	10.375534	12.193625	17.52%	3,366	2003
	10.789458	10.375534	-3.84%	2,077	2002
	10.069584	10.789458	7.15%	42	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.541248	15.164134	11.98%	1,747	2010
	10.072910	13.541248	34.43%	1,785	2009
	17.775027	10.072910	-43.33%	631	2008
	16.483458	17.775027	7.84%	4,178	2007
	12.956103	16.483458	27.23%	2,901	2006
	11.874109	12.956103	9.11%	1,360	2005
	10.000000	11.874109	18.74%	106	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.748069	10.982697	12.67%	6,793	2010
	7.827024	9.748069	24.54%	9,745	2009
	13.784418	7.827024	-43.22%	11,022	2008
	11.579680	13.784418	19.04%	9,929	2007
	9.750960	11.579680	18.75%	7,046	2006
	8.529109	9.750960	14.33%	9,061	2005
	7.622729	8.529109	11.89%	11,891	2004
	6.218168	7.622729	22.59%	14,331	2003
	7.740655	6.218168	-19.67%	8,438	2002
	10.142686	7.740655	-23.68%	2,177	2001

1009

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.762006	14.878845	38.25%	6,998	2010
	7.760596	10.762006	38.67%	452	2009
	15.216622	7.760596	-49.00%	380	2008
	14.560338	15.216622	4.51%	1,129	2007
	13.213592	14.560338	10.19%	2,483	2006
	11.137673	13.213592	18.64%	1,729	2005
	10.000000	11.137673	11.38%	10	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.990581	15.482961	29.13%	4,284	2010
	8.329691	11.990581	43.95%	1,422	2009
	13.308372	8.329691	-37.41%	1,314	2008
	12.041399	13.308372	10.52%	1,474	2007
	11.300782	12.041399	6.55%	1,484	2006
	10.000000	11.300782	13.01%	687	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.384807	10.200359	-1.78%	0	2010
	10.473856	10.384807	-0.85%	72	2009
	10.443152	10.473856	0.29%	2,764	2008
	10.171550	10.443152	2.67%	4,537	2007
	9.933826	10.171550	2.39%	1,725	2006
	9.874674	9.933826	0.60%	1,265	2005
	9.991522	9.874674	-1.17%	1,635	2004
	10.127677	9.991522	-1.34%	1,620	2003
	10.202360	10.127677	-0.73%	0	2002
	9.696462	10.202360	1.67%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.762600	13.575358	26.13%	2,234	2010
	8.870298	10.762600	21.33%	2,427	2009
	14.130142	8.870298	-37.22%	2,117	2008
	17.154012	14.130142	-17.63%	3,715	2007
	13.434409	17.154012	27.69%	5,486	2006
	12.349343	13.434409	8.79%	5,064	2005
	10.000000	12.349343	23.49%	3,669	2004*

1010

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.447594	13.775633	10.67%	10,819	2010
	8.816780	12.447594	41.18%	14,244	2009
	13.588299	8.816780	-35.11%	13,077	2008
	11.132925	13.588299	22.06%	15,220	2007
	10.514438	11.132925	5.88%	15,919	2006
	9.136430	10.514438	15.08%	22,839	2005
	8.007398	9.136430	14.10%	22,548	2004
	6.253523	8.007398	28.05%	23,680	2003
	8.382138	6.253523	-25.39%	15,802	2002
	9.696462	8.382138	-13.55%	7,229	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.179356	14.138201	26.47%	13,348	2010
	8.454444	11.179356	32.23%	15,537	2009
	14.162554	8.454444	-40.30%	14,872	2008
	12.712663	14.162554	11.41%	12,904	2007
	12.328642	12.712663	3.11%	14,200	2006
	11.126823	12.328642	10.80%	18,730	2005
	9.918772	11.126823	12.18%	21,235	2004
	7.443165	9.918772	33.26%	22,279	2003
	9.696613	7.443165	-23.24%	14,885	2002
	10.075400	9.696613	-3.76%	5,226	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.352119	14.085391	24.08%	2,861	2010
	8.955749	11.352119	26.76%	1,510	2009
	12.352856	8.955749	-27.50%	1,403	2008
	13.129271	12.352856	-5.91%	1,589	2007
	11.447738	13.129271	14.69%	2,869	2006
	11.198178	11.447738	2.23%	1,735	2005
	10.000000	11.198178	11.98%	1,405	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.333025	13.204456	16.51%	10,869	2010
	9.117574	11.333025	24.30%	11,434	2009
	14.035888	9.117574	-35.04%	12,284	2008
	14.035747	14.035888	0.00%	12,969	2007
	12.234249	14.035747	14.73%	15,333	2006
	11.936220	12.234249	2.50%	17,832	2005
	10.602328	11.936220	12.58%	22,510	2004
	8.633911	10.602328	22.80%	26,348	2003
	10.075958	8.633911	-14.31%	17,267	2002
	10.000000	10.075958	0.76%	10,998	2001*

1011

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.470767	21.824273	6.61%	392	2010
	16.687470	20.470767	22.67%	403	2009
	22.924163	16.687470	-27.21%	521	2008
	16.216512	22.924163	41.36%	557	2007
	13.757682	16.216512	17.87%	575	2006
	11.284110	13.757682	21.92%	586	2005
	10.152439	11.284110	11.15%	579	2004
	9.283743	10.152439	9.36%	340	2003
	9.162734	9.283743	1.32%	0	2002
	10.374284	9.162734	-11.68%	856	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.425224	13.125833	14.88%	104	2010
	10.286081	11.425224	11.07%	104	2009
	13.272253	10.286081	-22.50%	177	2008
	11.903856	13.272253	11.50%	177	2007
	10.910595	11.903856	9.10%	215	2006
	10.590282	10.910595	3.02%	215	2005
	9.909910	10.590282	6.87%	302	2004
	8.482350	9.909910	16.83%	158	2003
	9.441109	8.482350	-10.16%	0	2002
	10.232994	9.441109	-7.74%	290	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.116009	13.644011	4.03%	1,422	2010
	12.476211	13.116009	5.13%	1,414	2009
	12.678289	12.476211	-1.59%	1,290	2008
	12.231722	12.678289	3.65%	1,668	2007
	11.960409	12.231722	2.27%	843	2006
	11.997729	11.960409	-0.31%	712	2005
	11.773243	11.997729	1.91%	543	2004
	11.519240	11.773243	2.21%	324	2003
	10.774936	11.519240	6.91%	0	2002
	10.220790	10.774936	5.42%	0	2001

1012

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.660825	10.271743	18.60%	1,329	2010
	7.118529	8.660825	21.67%	1,424	2009
	11.124729	7.118529	-36.01%	1,708	2008
	9.946095	11.124729	11.85%	1,607	2007
	8.666092	9.946095	14.77%	1,596	2006
	8.103604	8.666092	6.94%	1,517	2005
	7.539101	8.103604	7.49%	1,267	2004
	6.553473	7.539101	15.04%	709	2003
	8.524624	6.553473	-23.12%	0	2002
	10.213477	8.524624	-16.54%	1,363	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.375655	12.986685	14.16%	0	2010
	9.836852	11.375655	15.64%	0	2009
	15.647355	9.836852	-37.13%	88	2008
	13.667398	15.647355	14.49%	74	2007
	12.018704	13.667398	13.72%	77	2006
	10.838453	12.018704	10.89%	77	2005
	10.000000	10.838453	8.38%	62	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.941071	11.893610	19.64%	0	2010
	7.213509	9.941071	37.81%	0	2009
	13.654905	7.213509	-47.17%	0	2008
	9.200892	13.654905	48.41%	0	2007
	10.000000	9.200892	-7.99%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.636062	15.659957	14.84%	36	2010
	8.005079	13.636062	70.34%	36	2009
	21.174907	8.005079	-62.20%	0	2008
	15.043015	21.174907	40.76%	0	2007
	12.218605	15.043015	23.12%	0	2006
	10.000000	12.218605	22.19%	0	2005*

1013

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.682604	9.589314	10.44%	2,087	2010
	6.965020	8.682604	24.66%	2,178	2009
	11.141629	6.965020	-37.49%	2,565	2008
	9.028161	11.141629	20.57%	2,465	2007
	8.761234	9.028161	3.05%	2,606	2006
	8.028841	8.761234	9.12%	2,509	2005
	7.922325	8.028841	1.34%	2,194	2004
	6.562499	7.922325	20.72%	665	2003
	8.500123	6.562499	-22.80%	0	2002
	10.116448	8.500123	-15.98%	1,233	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.026293	18.058040	12.68%	415	2010
	11.157228	16.026293	43.64%	431	2009
	14.547469	11.157228	-23.30%	527	2008
	14.279392	14.547469	1.88%	564	2007
	13.200188	14.279392	8.18%	510	2006
	13.121198	13.200188	0.60%	461	2005
	12.174486	13.121198	7.78%	370	2004
	10.364526	12.174486	17.46%	278	2003
	10.783508	10.364526	-3.89%	0	2002
	10.069190	10.783508	7.09%	158	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.502231	15.112754	11.93%	0	2010
	10.049008	13.502231	34.36%	0	2009
	17.741899	10.049008	-43.36%	0	2008
	16.461167	17.741899	7.78%	0	2007
	12.945156	16.461167	27.16%	0	2006
	11.870111	12.945156	9.06%	0	2005
	10.000000	11.870111	18.70%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.703059	10.926419	12.61%	743	2010
	7.794845	9.703059	24.48%	747	2009
	13.734768	7.794845	-43.25%	764	2008
	11.543887	13.734768	18.98%	607	2007
	9.725760	11.543887	18.69%	641	2006
	8.511386	9.725760	14.27%	662	2005
	7.610765	8.511386	11.83%	589	2004
	6.211565	7.610765	22.53%	430	2003
	7.736379	6.211565	-19.71%	0	2002
	10.142291	7.736379	-23.72%	172	2001

1014

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.730946	14.828359	38.18%	0	2010
	7.742142	10.730946	38.60%	0	2009
	15.188223	7.742142	-49.03%	0	2008
	14.540626	15.188223	4.45%	0	2007
	13.202420	14.540626	10.14%	0	2006
	11.133916	13.202420	18.58%	0	2005
	10.000000	11.133916	11.34%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.962599	15.438969	29.06%	35	2010
	8.314481	11.962599	43.88%	77	2009
	13.290861	8.314481	-37.44%	90	2008
	12.031718	13.290861	10.47%	75	2007
	11.297430	12.031718	6.50%	71	2006
	10.000000	11.297430	12.97%	71	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.336859	10.148093	-1.83%	232	2010
	10.430812	10.336859	-0.90%	223	2009
	10.405536	10.430812	0.24%	328	2008
	10.140106	10.405536	2.62%	286	2007
	9.908151	10.140106	2.34%	278	2006
	9.854158	9.908151	0.55%	112	2005
	9.975848	9.854158	-1.22%	88	2004
	10.116942	9.975848	-1.39%	17	2003
	10.196739	10.116942	-0.78%	0	2002
	10.034669	10.196739	1.62%	193	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.732905	13.531023	26.07%	0	2010
	8.850357	10.732905	21.27%	0	2009
	14.105608	8.850357	-37.26%	0	2008
	17.133009	14.105608	-17.67%	0	2007
	13.424770	17.133009	27.62%	0	2006
	12.346755	13.424770	8.73%	0	2005
	10.000000	12.346755	23.47%	0	2004*

1015

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.390112	13.705044	10.61%	523	2010
	8.780538	12.390112	41.11%	533	2009
	13.539355	8.780538	-35.15%	660	2008
	11.098498	13.539355	21.99%	556	2007
	10.487250	11.098498	5.83%	595	2006
	9.117437	10.487250	15.02%	564	2005
	7.994819	9.117437	14.04%	521	2004
	6.246875	7.994819	27.98%	403	2003
	8.377507	6.246875	-25.43%	0	2002
	9.696083	8.377507	-13.60%	363	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.127715	14.065731	26.40%	592	2010
	8.419681	11.127715	32.16%	626	2009
	14.111521	8.419681	-40.33%	666	2008
	12.673334	14.111521	11.35%	504	2007
	12.296744	12.673334	3.06%	512	2006
	11.103670	12.296744	10.74%	474	2005
	9.903176	11.103670	12.12%	448	2004
	7.435249	9.903176	33.19%	336	2003
	9.691246	7.435249	-23.28%	0	2002
	10.075004	9.691246	-3.81%	964	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.319438	14.037691	24.01%	0	2010
	8.934512	11.319438	26.69%	0	2009
	12.329851	8.934512	-27.54%	0	2008
	13.111545	12.329851	-5.96%	0	2007
	11.438085	13.111545	14.63%	0	2006
	11.194411	11.438085	2.18%	0	2005
	10.000000	11.194411	11.94%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.283055	13.139553	16.45%	790	2010
	9.081991	11.283055	24.24%	840	2009
	13.988274	9.081991	-35.07%	916	2008
	13.995294	13.988274	-0.05%	832	2007
	12.205190	13.995294	14.67%	791	2006
	11.913919	12.205190	2.44%	786	2005
	10.587913	11.913919	12.52%	778	2004
	8.626571	10.587913	22.74%	468	2003
	10.072534	8.626571	-14.36%	0	2002
	10.000000	10.072534	0.73%	19,102	2001*

1016

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.376262	21.712454	6.56%	49,480	2010
	16.618894	20.376262	22.61%	29,116	2009
	22.841603	16.618894	-27.24%	15,971	2008
	16.166397	22.841603	41.29%	16,814	2007
	13.722139	16.166397	17.81%	17,188	2006
	11.260676	13.722139	21.86%	17,728	2005
	10.136509	11.260676	11.09%	17,933	2004
	9.273900	10.136509	9.30%	29,358	2003
	9.157678	9.273900	1.27%	702	2002
	10.373881	9.157678	-11.72%	29,592	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.372392	13.058487	14.83%	5,898	2010
	10.243745	11.372392	11.02%	7,411	2009
	13.224378	10.243745	-22.54%	7,690	2008
	11.867001	13.224378	11.44%	2,289	2007
	10.882342	11.867001	9.05%	3,560	2006
	10.568239	10.882342	2.97%	3,453	2005
	9.894326	10.568239	6.81%	3,480	2004
	8.473330	9.894326	16.77%	3,561	2003
	9.435894	8.473330	-10.20%	0	2002
	10.232597	9.435894	-7.79%	20,838	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.055396	13.574041	3.97%	4,544	2010
	12.424894	13.055396	5.07%	3,976	2009
	12.632579	12.424894	-1.64%	4,670	2008
	12.193868	12.632579	3.60%	4,633	2007
	11.929452	12.193868	2.22%	2,907	2006
	11.972776	11.929452	-0.36%	2,624	2005
	11.754754	11.972776	1.85%	2,471	2004
	11.507021	11.754754	2.15%	2,282	2003
	10.768998	11.507021	6.85%	364	2002
	10.220393	10.768998	5.37%	10,066	2001

1017

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.620829	10.219107	18.54%	8,495	2010
	7.089267	8.620829	21.60%	9,870	2009
	11.084666	7.089267	-36.04%	10,354	2008
	9.915352	11.084666	11.79%	3,161	2007
	8.643698	9.915352	14.71%	3,145	2006
	8.086758	8.643698	6.89%	3,267	2005
	7.527257	8.086758	7.43%	10,010	2004
	6.546524	7.527257	14.98%	9,193	2003
	8.519930	6.546524	-23.16%	14,097	2002
	10.213080	8.519930	-16.58%	26,480	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Income - Q/NQ	11.342878	12.942672	14.10%	0	2010
	9.813509	11.342878	15.58%	0	2009
	15.618199	9.813509	-37.17%	0	2008
	13.648927	15.618199	14.43%	0	2007
	12.008565	13.648927	13.66%	0	2006
	10.834807	12.008565	10.83%	0	2005
	10.000000	10.834807	8.35%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.922486	11.865330	19.58%	0	2010
	7.203690	9.922486	37.74%	0	2009
	13.643292	7.203690	-47.20%	0	2008
	9.197778	13.643292	48.33%	0	2007
	10.000000	9.197778	-8.02%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.604220	15.615427	14.78%	17,549	2010
	7.990454	13.604220	70.26%	16,838	2009
	21.147056	7.990454	-62.21%	11,792	2008
	15.030923	21.147056	40.69%	11,791	2007
	12.214996	15.030923	23.05%	11,395	2006
	10.000000	12.214996	22.15%	11,052	2005*

1018

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.642457	9.540123	10.39%	18,216	2010
	6.936353	8.642457	24.60%	20,827	2009
	11.101450	6.936353	-37.52%	19,721	2008
	9.000207	11.101450	20.51%	12,596	2007
	8.738546	9.000207	2.99%	12,525	2006
	8.012116	8.738546	9.07%	10,677	2005
	7.909852	8.012116	1.29%	20,855	2004
	6.555505	7.909852	20.66%	21,382	2003
	8.495416	6.555505	-22.83%	12,140	2002
	10.116055	8.495416	-16.02%	23,007	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.952285	17.965482	12.62%	2,350	2010
	11.111353	15.952285	43.57%	2,954	2009
	14.495047	11.111353	-23.34%	3,296	2008
	14.235236	14.495047	1.83%	3,445	2007
	13.166055	14.235236	8.12%	2,385	2006
	13.093921	13.166055	0.55%	2,397	2005
	12.155367	13.093921	7.72%	2,291	2004
	10.353516	12.155367	17.40%	2,544	2003
	10.777559	10.353516	-3.93%	592	2002
	10.068796	10.777559	7.04%	2,835	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.463326	15.061536	11.87%	0	2010
	10.025164	13.463326	34.30%	0	2009
	17.708855	10.025164	-43.39%	0	2008
	16.438933	17.708855	7.73%	42	2007
	12.934241	16.438933	27.10%	42	2006
	11.866121	12.934241	9.00%	42	2005
	10.000000	11.866121	18.66%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.658214	10.870383	12.55%	20,038	2010
	7.762776	9.658214	24.42%	18,202	2009
	13.685246	7.762776	-43.28%	17,511	2008
	11.508158	13.685246	18.92%	17,833	2007
	9.700590	11.508158	18.63%	16,324	2006
	8.493683	9.700590	14.21%	16,261	2005
	7.598803	8.493683	11.78%	2,324	2004
	6.204963	7.598803	22.46%	1,504	2003
	7.732108	6.204963	-19.75%	2,622	2002
	10.141898	7.732108	-23.76%	6,723	2001

1019

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.700042	14.778142	38.11%	0	2010
	7.723774	10.700042	38.53%	0	2009
	15.159934	7.723774	-49.05%	0	2008
	14.520976	15.159934	4.40%	0	2007
	13.191283	14.520976	10.08%	0	2006
	11.130159	13.191283	18.52%	0	2005
	10.000000	11.130159	11.30%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.934680	15.395096	28.99%	390	2010
	8.299300	11.934680	43.80%	0	2009
	13.273376	8.299300	-37.47%	0	2008
	12.022052	13.273376	10.41%	0	2007
	11.294094	12.022052	6.45%	0	2006
	10.000000	11.294094	12.94%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.289110	10.096066	-1.88%	1,249	2010
	10.387921	10.289110	-0.95%	878	2009
	10.368031	10.387921	0.19%	1,271	2008
	10.108739	10.368031	2.57%	546	2007
	9.882525	10.108739	2.29%	308	2006
	9.833672	9.882525	0.50%	63	2005
	9.960185	9.833672	-1.27%	381	2004
	10.106208	9.960185	-1.44%	380	2003
	10.191113	10.106208	-0.83%	0	2002
	10.034277	10.191113	1.56%	5,403	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.703306	13.486830	26.01%	0	2010
	8.830457	10.703306	21.21%	0	2009
	14.081104	8.830457	-37.29%	0	2008
	17.112019	14.081104	-17.71%	51	2007
	13.415136	17.112019	27.56%	51	2006
	12.344170	13.415136	8.68%	51	2005
	10.000000	12.344170	23.44%	0	2004*

1020

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.332845	13.634758	10.56%	14,141	2010
	8.744408	12.332845	41.04%	16,834	2009
	13.490523	8.744408	-35.18%	17,136	2008
	11.064134	13.490523	21.93%	11,052	2007
	10.460091	11.064134	5.77%	10,769	2006
	9.098452	10.460091	14.97%	11,903	2005
	7.982235	9.098452	13.98%	6,096	2004
	6.240231	7.982235	27.92%	6,765	2003
	8.372876	6.240231	-25.47%	6,745	2002
	9.695705	8.372876	-13.64%	4,211	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.076279	13.993596	26.34%	6,262	2010
	8.385032	11.076279	32.10%	8,738	2009
	14.060636	8.385032	-40.37%	9,869	2008
	12.634121	14.060636	11.29%	3,842	2007
	12.264939	12.634121	3.01%	3,778	2006
	11.080591	12.264939	10.69%	3,761	2005
	9.887634	11.080591	12.07%	2,112	2004
	7.427351	9.887634	33.12%	2,137	2003
	9.685904	7.427351	-23.32%	2,660	2002
	10.074612	9.685904	-3.86%	13,645	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.286783	13.990081	23.95%	0	2010
	8.913285	11.286783	26.63%	0	2009
	12.306855	8.913285	-27.57%	0	2008
	13.093809	12.306855	-6.01%	47	2007
	11.428424	13.093809	14.57%	47	2006
	11.190639	11.428424	2.12%	47	2005
	10.000000	11.190639	11.91%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.233291	13.074938	16.39%	13,033	2010
	9.046551	11.233291	24.17%	15,844	2009
	13.940799	9.046551	-35.11%	14,591	2008
	13.954962	13.940799	-0.10%	8,999	2007
	12.176205	13.954962	14.61%	10,340	2006
	11.891670	12.176205	2.39%	10,460	2005
	10.573530	11.891670	12.47%	8,761	2004
	8.619231	10.573530	22.67%	7,867	2003
	10.069095	8.619231	-14.40%	3,448	2002
	10.000000	10.069095	0.69%	20,054	2001*

1021

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.282095	21.601112	6.50%	9,515	2010
	16.550524	20.282095	22.55%	5,845	2009
	22.759256	16.550524	-27.28%	5,892	2008
	16.116368	22.759256	41.22%	8,302	2007
	13.686622	16.116368	17.75%	11,791	2006
	11.237242	13.686622	21.80%	12,346	2005
	10.120578	11.237242	11.03%	12,544	2004
	9.264049	10.120578	9.25%	11,456	2003
	9.152626	9.264049	1.22%	0	2002
	10.373475	9.152626	-11.77%	385	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.319824	12.991495	14.77%	1,765	2010
	10.201596	11.319824	10.96%	2,983	2009
	13.176694	10.201596	-22.58%	2,986	2008
	11.830281	13.176694	11.38%	2,990	2007
	10.854195	11.830281	8.99%	3,930	2006
	10.546257	10.854195	2.92%	5,473	2005
	9.878786	10.546257	6.76%	5,752	2004
	8.464340	9.878786	16.71%	3,272	2003
	9.430687	8.464340	-10.25%	405	2002
	10.232199	9.430687	-7.83%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.995111	13.504467	3.92%	27,543	2010
	12.373821	12.995111	5.02%	9,770	2009
	12.587064	12.373821	-1.69%	7,074	2008
	12.156169	12.587064	3.54%	12,495	2007
	11.898625	12.156169	2.16%	6,178	2006
	11.947895	11.898625	-0.41%	5,014	2005
	11.736302	11.947895	1.80%	2,441	2004
	11.494819	11.736302	2.10%	6,639	2003
	10.763059	11.494819	6.80%	6,185	2002
	10.219992	10.763059	5.31%	875	2001

1022

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.580972	10.166672	18.48%	13,419	2010
	7.060092	8.580972	21.54%	14,093	2009
	11.044694	7.060092	-36.08%	17,588	2008
	9.884667	11.044694	11.74%	21,109	2007
	8.621331	9.884667	14.65%	25,659	2006
	8.069940	8.621331	6.83%	25,266	2005
	7.515429	8.069940	7.38%	28,701	2004
	6.539562	7.515429	14.92%	26,644	2003
	8.515224	6.539562	-23.20%	27,015	2002
	10.212685	8.515224	-16.62%	19,933	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.310153	12.898754	14.05%	1,474	2010
	9.790193	11.310153	15.53%	764	2009
	15.589064	9.790193	-37.20%	660	2008
	13.630453	15.589064	14.37%	2,484	2007
	11.998403	13.630453	13.60%	2,507	2006
	10.831149	11.998403	10.78%	1,851	2005
	10.000000	10.831149	8.31%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.903902	11.837082	19.52%	1,194	2010
	7.193872	9.903902	37.67%	0	2009
	13.631668	7.193872	-47.23%	0	2008
	9.194660	13.631668	48.26%	1,149	2007
	10.000000	9.194660	-8.05%	536	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.572428	15.570998	14.73%	6,751	2010
	7.975845	13.572428	70.17%	11,097	2009
	21.119212	7.975845	-62.23%	6,754	2008
	15.018837	21.119212	40.62%	3,313	2007
	12.211385	15.018837	22.99%	3,757	2006
	10.000000	12.211385	22.11%	1,121	2005*

1023

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.602513	9.491183	10.33%	11,374	2010
	6.907811	8.602513	24.53%	16,247	2009
	11.061430	6.907811	-37.55%	20,278	2008
	8.972360	11.061430	20.45%	21,563	2007
	8.715943	8.972360	2.94%	26,877	2006
	7.995459	8.715943	9.01%	51,311	2005
	7.897438	7.995459	1.24%	62,522	2004
	6.548549	7.897438	20.60%	67,985	2003
	8.490728	6.548549	-22.87%	30,012	2002
	10.115662	8.490728	-16.06%	7,966	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.878586	17.873372	12.56%	1,385	2010
	11.065657	15.878586	43.49%	3,748	2009
	14.442807	11.065657	-23.38%	803	2008
	14.191214	14.442807	1.77%	839	2007
	13.132019	14.191214	8.07%	1,927	2006
	13.066712	13.132019	0.50%	1,890	2005
	12.136294	13.066712	7.67%	2,760	2004
	10.342540	12.136294	17.34%	858	2003
	10.771613	10.342540	-3.98%	4,818	2002
	10.068404	10.771613	6.98%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.424474	15.010426	11.81%	1,169	2010
	10.001337	13.424474	34.23%	646	2009
	17.675803	10.001337	-43.42%	1,836	2008
	16.416662	17.675803	7.67%	2,388	2007
	12.923293	16.416662	27.03%	2,610	2006
	11.862117	12.923293	8.95%	416	2005
	10.000000	11.862117	18.62%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.613581	10.814661	12.49%	15,901	2010
	7.730852	9.613581	24.35%	16,976	2009
	13.635949	7.730852	-43.31%	12,385	2008
	11.472577	13.635949	18.86%	16,011	2007
	9.675507	11.472577	18.57%	17,525	2006
	8.476018	9.675507	14.15%	15,634	2005
	7.586861	8.476018	11.72%	17,511	2004
	6.198374	7.586861	22.40%	17,191	2003
	7.727839	6.198374	-19.79%	12,863	2002
	10.141502	7.727839	-23.80%	1,249	2001

1024

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.669165	14.727997	38.04%	1,567	2010
	7.705426	10.669165	38.46%	386	2009
	15.131664	7.705426	-49.08%	372	2008
	14.501329	15.131664	4.35%	576	2007
	13.180126	14.501329	10.02%	1,507	2006
	11.126400	13.180126	18.46%	336	2005
	10.000000	11.126400	11.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.906778	15.351290	28.93%	4,336	2010
	8.284119	11.906778	43.73%	3,308	2009
	13.255882	8.284119	-37.51%	1,131	2008
	12.012373	13.255882	10.35%	1,092	2007
	11.290750	12.012373	6.39%	1,099	2006
	10.000000	11.290750	12.91%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.241559	10.044282	-1.93%	12,800	2010
	10.345189	10.241559	-1.00%	15,433	2009
	10.330650	10.345189	0.14%	30,685	2008
	10.077459	10.330650	2.51%	18,521	2007
	9.856957	10.077459	2.24%	13,876	2006
	9.813219	9.856957	0.45%	7,166	2005
	9.944540	9.813219	-1.32%	7,953	2004
	10.095481	9.944540	-1.50%	4,541	2003
	10.185490	10.095481	-0.88%	0	2002
	10.033886	10.185490	1.51%	1,200	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.673791	13.442802	25.94%	250	2010
	8.810591	10.673791	21.15%	585	2009
	14.056628	8.810591	-37.32%	1,370	2008
	17.091041	14.056628	-17.75%	1,370	2007
	13.405496	17.091041	27.49%	2,923	2006
	12.341572	13.405496	8.62%	2,169	2005
	10.000000	12.341572	23.42%	0	2004*

1025

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.275833	13.564820	10.50%	5,505	2010
	8.708424	12.275833	40.97%	2,549	2009
	13.441886	8.708424	-35.21%	2,653	2008
	11.029907	13.441886	21.87%	3,851	2007
	10.433043	11.029907	5.72%	3,931	2006
	9.079546	10.433043	14.91%	3,981	2005
	7.969711	9.079546	13.93%	6,251	2004
	6.233605	7.969711	27.85%	6,429	2003
	8.368253	6.233605	-25.51%	2,548	2002
	9.695327	8.368253	-13.69%	4,460	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.025066	13.921802	26.27%	4,520	2010
	8.350527	11.025066	32.03%	4,462	2009
	14.009942	8.350527	-40.40%	3,711	2008
	12.595025	14.009942	11.23%	4,788	2007
	12.233210	12.595025	2.96%	8,887	2006
	11.057533	12.233210	10.63%	12,952	2005
	9.872084	11.057533	12.01%	15,990	2004
	7.419447	9.872084	33.06%	14,226	2003
	9.680539	7.419447	-23.36%	25,413	2002
	10.074217	9.680539	-3.91%	6,433	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.254236	13.942629	23.89%	1,941	2010
	8.892106	11.254236	26.56%	615	2009
	12.283895	8.892106	-27.61%	615	2008
	13.076083	12.283895	-6.06%	629	2007
	11.418756	13.076083	14.51%	1,085	2006
	11.186860	11.418756	2.07%	1,085	2005
	10.000000	11.186860	11.87%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.183720	13.010622	16.34%	11,487	2010
	9.011226	11.183720	24.11%	7,775	2009
	13.893468	9.011226	-35.14%	7,648	2008
	13.914722	13.893468	-0.15%	9,448	2007
	12.147270	13.914722	14.55%	12,844	2006
	11.869450	12.147270	2.34%	19,887	2005
	10.559154	11.869450	12.41%	18,453	2004
	8.611900	10.559154	22.61%	17,347	2003
	10.065668	8.611900	-14.44%	2,838	2002
	10.000000	10.065668	0.66%	2,850	2001*

1026

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.799131	21.075978	6.45%	521	2010
	16.164648	19.799131	22.48%	422	2009
	22.239986	16.164648	-27.32%	1,049	2008
	15.756727	22.239986	41.15%	1,065	2007
	13.388012	15.756727	17.69%	1,088	2006
	10.997662	13.388012	21.74%	1,188	2005
	9.909859	10.997662	10.98%	1,267	2004
	9.075787	9.909859	9.19%	0	2003
	8.971203	9.075787	1.17%	0	2002
	10.000000	8.971203	-10.29%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.096099	12.728245	14.71%	20	2010
	10.005070	11.096099	10.90%	0	2009
	12.929457	10.005070	-22.62%	1,030	2008
	11.614262	12.929457	11.32%	1,022	2007
	10.661418	11.614262	8.94%	996	2006
	10.364227	10.661418	2.87%	962	2005
	9.713231	10.364227	6.70%	911	2004
	8.326724	9.713231	16.65%	0	2003
	9.282101	8.326724	-10.29%	0	2002
	10.000000	9.282101	-7.18%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.549969	13.035229	3.87%	535	2010
	11.956069	12.549969	4.97%	740	2009
	12.168322	11.956069	-1.74%	499	2008
	11.757796	12.168322	3.49%	754	2007
	11.514546	11.757796	2.11%	23	2006
	11.568122	11.514546	-0.46%	0	2005
	11.369059	11.568122	1.75%	0	2004
	11.140818	11.369059	2.05%	0	2003
	10.436920	11.140818	6.74%	65	2002
	10.000000	10.436920	4.37%	0	2001*

1027

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.576106	10.155743	18.42%	2,031	2010
	7.059685	8.576106	21.48%	2,173	2009
	11.049706	7.059685	-36.11%	2,387	2008
	9.894224	11.049706	11.68%	2,266	2007
	8.634048	9.894224	14.60%	2,310	2006
	8.085953	8.634048	6.78%	2,245	2005
	7.534177	8.085953	7.32%	2,256	2004
	6.559208	7.534177	14.86%	225	2003
	8.545186	6.559208	-23.24%	326	2002
	10.000000	8.545186	-14.55%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.277529	12.855002	13.99%	46	2010
	9.766932	11.277529	15.47%	0	2009
	15.559979	9.766932	-37.23%	0	2008
	13.611999	15.559979	14.31%	0	2007
	11.988253	13.611999	13.54%	0	2006
	10.827497	11.988253	10.72%	0	2005
	10.000000	10.827497	8.27%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.885373	11.808903	19.46%	356	2010
	7.184075	9.885373	37.60%	356	2009
	13.620070	7.184075	-47.25%	356	2008
	9.191539	13.620070	48.18%	0	2007
	10.000000	9.191539	-8.08%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.540695	15.526678	14.67%	22	2010
	7.961269	13.540695	70.08%	212	2009
	21.091432	7.961269	-62.25%	66	2008
	15.006771	21.091432	40.55%	0	2007
	12.207781	15.006771	22.93%	0	2006
	10.000000	12.207781	22.08%	0	2005*

1028

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.788145	9.691054	10.27%	1,156	2010
	7.060473	8.788145	24.47%	1,278	2009
	11.311666	7.060473	-37.58%	2,741	2008
	9.180041	11.311666	20.39%	2,659	2007
	8.922227	9.180041	2.89%	2,713	2006
	8.188851	8.922227	8.96%	2,717	2005
	8.092590	8.188851	1.19%	2,754	2004
	6.713791	8.092791	20.54%	507	2003
	8.709436	6.713791	-22.91%	387	2002
	10.000000	8.709436	-12.91%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.686047	17.647648	12.51%	46	2010
	10.937050	15.686047	43.42%	72	2009
	14.282231	10.937050	-23.42%	74	2008
	14.040633	14.282231	1.72%	0	2007
	12.999290	14.040633	8.01%	0	2006
	12.941237	12.999290	0.45%	0	2005
	12.025889	12.941237	7.61%	0	2004
	10.253691	12.025889	17.28%	0	2003
	10.684536	10.253691	-4.03%	54	2002
	10.000000	10.684536	6.85%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.385753	14.959512	11.76%	16	2010
	9.977578	13.385753	34.16%	66	2009
	17.642836	9.977578	-43.45%	0	2008
	16.394445	17.642836	7.61%	0	2007
	12.912365	16.394445	26.97%	0	2006
	11.858115	12.912365	8.89%	0	2005
	10.000000	11.858115	18.58%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.470136	10.647866	12.44%	23	2010
	7.619380	9.470136	24.29%	534	2009
	13.446206	7.619380	-43.33%	239	2008
	11.318744	13.446206	18.80%	226	2007
	9.550633	11.318744	18.51%	265	2006
	8.370885	9.550633	14.09%	263	2005
	7.496595	8.370885	11.66%	245	2004
	6.127756	7.496595	22.34%	227	2003
	7.643699	6.127756	-19.83%	173	2002
	10.000000	7.643699	-23.56%	0	2001*

1029

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.638368	14.677996	37.97%	0	2010
	7.687102	10.638368	38.39%	36	2009
	15.103410	7.687102	-49.10%	0	2008
	14.481690	15.103410	4.29%	0	2007
	13.168987	14.481690	9.97%	0	2006
	11.122649	13.168987	18.40%	0	2005
	10.000000	11.122649	11.23%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.878971	15.307631	28.86%	17	2010
	8.268987	11.878971	43.66%	70	2009
	13.238439	8.268987	-37.54%	46	2008
	12.002708	13.238439	10.30%	0	2007
	11.287407	12.002708	6.34%	0	2006
	10.000000	11.287407	12.87%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.160168	9.959375	-1.98%	0	2010
	10.268213	10.160168	-1.05%	60	2009
	10.259016	10.268213	0.09%	496	2008
	10.012718	10.259016	2.46%	303	2007
	9.798619	10.012718	2.18%	268	2006
	9.760106	9.798619	0.39%	131	2005
	9.895766	9.760106	-1.37%	120	2004
	10.051095	9.895766	-1.55%	54	2003
	10.145885	10.051095	-0.93%	0	2002
	10.000000	10.145885	1.46%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.644315	13.398864	25.88%	12	2010
	8.790769	10.644315	21.09%	0	2009
	14.032196	8.790769	-37.35%	61	2008
	17.070097	14.032196	-17.80%	0	2007
	13.395878	17.070097	27.43%	0	2006
	12.338984	13.395878	8.57%	0	2005
	10.000000	12.338984	23.39%	0	2004*

1030

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.291544	14.679684	10.44%	23	2010
	9.433780	13.291544	40.89%	0	2009
	14.568950	9.433780	-35.25%	32	2008
	11.960861	14.568950	21.81%	372	2007
	11.319381	11.960861	5.67%	372	2006
	9.855903	11.319381	14.85%	372	2005
	8.655589	9.855903	13.87%	372	2004
	6.773527	8.655589	27.79%	372	2003
	9.097725	6.773527	-25.55%	372	2002
	10.000000	9.097725	-9.02%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.395667	14.382436	26.21%	18	2010
	8.635621	11.395667	31.96%	84	2009
	14.495671	8.635621	-40.43%	67	2008
	13.038383	14.495671	11.18%	0	2007
	12.670275	13.038383	2.91%	34	2006
	11.458418	12.670275	10.58%	105	2005
	10.235218	11.458418	11.95%	131	2004
	7.696288	10.235218	32.99%	105	2003
	10.046885	7.696288	-23.40%	323	2002
	10.000000	10.046885	0.47%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.221748	13.895295	23.82%	19	2010
	8.870974	11.221748	26.50%	34	2009
	12.260965	8.870974	-27.65%	0	2008
	13.058386	12.260965	-6.11%	0	2007
	11.409106	13.058386	14.46%	0	2006
	11.183090	11.409106	2.02%	0	2005
	10.000000	11.183090	11.83%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.134361	12.946587	16.28%	363	2010
	8.976031	11.134361	24.05%	426	2009
	13.846284	8.976031	-35.17%	1,424	2008
	13.874575	13.846284	-0.20%	1,280	2007
	12.118387	13.874575	14.49%	1,251	2006
	11.847252	12.118387	2.29%	1,284	2005
	10.544788	11.847252	12.35%	1,239	2004
	8.604570	10.544788	22.55%	74	2003
	10.062235	8.604570	-14.49%	0	2002
	10.000000	10.062235	0.62%	0	2001*

1031

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.708466	20.968773	6.39%	174	2010
	16.098843	19.708466	22.42%	170	2009
	22.160772	16.098843	-27.35%	199	2008
	15.708650	22.160772	41.07%	2,770	2007
	13.353960	15.708650	17.63%	3,320	2006
	10.975263	13.353960	21.67%	3,906	2005
	9.894719	10.975263	10.92%	165	2004
	9.066542	9.894719	9.13%	167	2003
	8.966650	9.066542	1.11%	153	2002
	10.000000	8.966650	-10.33%	173	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.045266	12.663460	14.65%	148	2010
	9.964324	11.045266	10.85%	148	2009
	12.883390	9.964324	-22.66%	590	2008
	11.578813	12.883390	11.27%	3,990	2007
	10.634291	11.578813	8.88%	4,761	2006
	10.343122	10.634291	2.82%	5,609	2005
	9.698398	10.343122	6.65%	113	2004
	8.318250	9.698398	16.59%	112	2003
	9.277394	8.318250	-10.34%	109	2002
	10.000000	9.277394	-7.23%	114	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.492513	12.968933	3.81%	212	2010
	11.907398	12.492513	4.91%	212	2009
	12.124971	11.907398	-1.79%	212	2008
	11.721914	12.124971	3.44%	0	2007
	11.485252	11.721914	2.06%	0	2006
	11.544565	11.485252	-0.51%	0	2005
	11.351701	11.544565	1.70%	0	2004
	11.129494	11.351701	2.00%	1,386	2003
	10.431636	11.129494	6.69%	1,561	2002
	10.000000	10.431636	4.32%	1,734	2001*

1032

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.536775	10.103996	18.36%	303	2010
	7.030900	8.536775	21.42%	306	2009
	11.010281	7.030900	-36.14%	359	2008
	9.863983	11.010281	11.62%	362	2007
	8.612053	9.863983	14.54%	350	2006
	8.069468	8.612053	6.72%	359	2005
	7.522668	8.069468	7.27%	219	2004
	6.552540	7.522668	14.81%	3,626	2003
	8.540852	6.552540	-23.28%	4,944	2002
	10.000000	8.540852	-14.59%	4,448	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.244951	12.811322	13.93%	0	2010
	9.743692	11.244951	15.41%	0	2009
	15.530906	9.743692	-37.26%	0	2008
	13.593544	15.530906	14.25%	0	2007
	11.978105	13.593544	13.49%	0	2006
	10.823841	11.978105	10.66%	0	2005
	10.000000	10.823841	8.24%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.866855	11.780778	19.40%	1,303	2010
	7.174281	9.866855	37.53%	1,303	2009
	13.608472	7.174281	-47.28%	1,303	2008
	9.188434	13.608472	48.10%	0	2007
	10.000000	9.188434	-8.12%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.508998	15.482430	14.61%	178	2010
	7.946685	13.508998	70.00%	178	2009
	21.063604	7.946685	-62.27%	0	2008
	14.994670	21.063604	40.47%	0	2007
	12.204153	14.994670	22.87%	0	2006
	10.000000	12.204153	22.04%	0	2005*

1033

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.747856	9.641715	10.22%	176	2010
	7.031691	8.747856	24.41%	173	2009
	11.271309	7.031691	-37.61%	0	2008
	9.151983	11.271309	20.33%	355	2007
	8.899488	9.151983	2.84%	365	2006
	8.172144	8.899488	8.90%	348	2005
	8.080206	8.172144	1.14%	215	2004
	6.706945	8.080206	20.48%	8,486	2003
	8.705008	6.706945	-22.95%	10,404	2002
	10.000000	8.705008	-12.95%	10,557	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.614202	17.557854	12.45%	0	2010
	10.892508	15.614202	43.35%	0	2009
	14.231341	10.892508	-23.46%	0	2008
	13.997785	14.231341	1.67%	2,269	2007
	12.966218	13.997785	7.96%	2,735	2006
	12.914883	12.966218	0.40%	3,244	2005
	12.007521	12.914883	7.56%	0	2004
	10.243252	12.007521	17.22%	1,363	2003
	10.679110	10.243252	-4.08%	1,535	2002
	10.000000	10.679110	6.79%	1,705	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.347103	14.908713	11.70%	0	2010
	9.953845	13.347103	34.09%	0	2009
	17.609880	9.953845	-43.48%	0	2008
	16.372228	17.609880	7.56%	0	2007
	12.901431	16.372228	26.90%	0	2006
	11.854114	12.901431	8.84%	0	2005
	10.000000	11.854114	18.54%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.426769	10.593691	12.38%	0	2010
	7.588360	9.426769	24.23%	0	2009
	13.398316	7.588360	-43.36%	0	2008
	11.284213	13.398316	18.74%	0	2007
	9.526346	11.284213	18.45%	0	2006
	8.353843	9.526346	14.04%	0	2005
	7.485155	8.353843	11.61%	0	2004
	6.121511	7.485155	22.82%	0	2003
	7.639805	6.121511	-19.87%	987	2002
	10.000000	7.639805	-23.60%	0	2001*

1034

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.607644	14.628159	37.90%	0	2010
	7.668813	10.607644	38.32%	0	2009
	15.075197	7.668813	-49.13%	0	2008
	14.462051	15.075197	4.24%	0	2007
	13.157827	14.462051	9.91%	0	2006
	11.118885	13.157827	18.34%	0	2005
	10.000000	11.118885	11.19%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.851189	15.264041	28.80%	0	2010
	8.253863	11.851189	43.58%	0	2009
	13.220982	8.253863	-37.57%	0	2008
	11.993039	13.220982	10.24%	0	2007
	11.284062	11.993039	6.28%	0	2006
	10.000000	11.284062	12.84%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.113558	9.908625	-2.03%	0	2010
	10.226329	10.113558	-1.10%	0	2009
	10.222389	10.226329	0.04%	0	2008
	9.982094	10.222389	2.41%	0	2007
	9.773626	9.982094	2.13%	0	2006
	9.740170	9.773626	0.34%	0	2005
	9.880595	9.740170	-1.42%	0	2004
	10.040810	9.880595	-1.60%	0	2003
	10.140679	10.040810	-0.98%	3,177	2002
	10.000000	10.140679	1.41%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.614913	13.355039	25.81%	0	2010
	8.770955	10.614913	21.02%	0	2009
	14.007759	8.770955	-37.39%	0	2008
	17.049128	14.007759	-17.84%	0	2007
	13.386225	17.049128	27.36%	0	2006
	12.336379	13.386225	8.51%	0	2005
	10.000000	12.336379	23.36%	0	2004*

1035

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.230661	14.604998	10.39%	211	2010
	9.395349	13.230661	40.82%	212	2009
	14.517038	9.395349	-35.28%	0	2008
	11.924352	14.517038	21.74%	184	2007
	11.290569	11.924352	5.61%	188	2006
	9.835820	11.290569	14.79%	186	2005
	8.642359	9.835820	13.81%	124	2004
	6.766628	8.642359	27.72%	1,730	2003
	9.093108	6.766628	-25.59%	2,832	2002
	10.000000	9.093108	-9.07%	2,134	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.343465	14.309261	26.15%	128	2010
	8.600457	11.343465	31.89%	135	2009
	14.444042	8.600457	-40.46%	0	2008
	12.998619	14.444042	11.12%	1,737	2007
	12.638067	12.998619	2.85%	1,732	2006
	11.435099	12.638067	10.52%	1,721	2005
	10.219595	11.435099	11.89%	1,638	2004
	7.688456	10.219595	32.92%	1,633	2003
	10.041791	7.688456	-23.44%	561	2002
	10.000000	10.041791	0.42%	172	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.189342	13.848098	23.76%	0	2010
	8.849869	11.189342	26.44%	0	2009
	12.238052	8.849869	-27.69%	0	2008
	13.040676	12.238052	-6.15%	0	2007
	11.399437	13.040676	14.40%	0	2006
	11.179313	11.399437	1.97%	0	2005
	10.000000	11.179313	11.79%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.085160	12.882809	16.22%	195	2010
	8.940936	11.085160	23.98%	194	2009
	13.799211	8.940936	-35.21%	368	2008
	13.834503	13.799211	-0.26%	364	2007
	12.089533	13.834503	14.43%	333	2006
	11.825053	12.089533	2.24%	336	2005
	10.530396	11.825053	12.29%	200	2004
	8.597219	10.530396	22.49%	212	2003
	10.058797	8.597219	-14.53%	561	2002
	10.000000	10.058797	0.59%	215	2001*

1036

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.618135	20.862014	6.34%	0	2010
	16.033229	19.618135	22.36%	0	2009
	22.081740	16.033229	-27.39%	381	2008
	15.660662	22.081740	41.00%	1,087	2007
	13.319946	15.660662	17.57%	1,190	2006
	10.952890	13.319946	21.61%	1,190	2005
	9.879592	10.952890	10.86%	1,190	2004
	9.057319	9.879592	9.08%	1,190	2003
	8.962094	9.057319	1.06%	0	2002
	10.000000	8.962094	-10.38%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.994615	12.598963	14.59%	292	2010
	9.923700	10.994615	10.79%	292	2009
	12.837430	9.923700	-22.70%	483	2008
	11.543436	12.837430	11.21%	837	2007
	10.607198	11.543436	8.83%	1,121	2006
	10.322027	10.607198	2.76%	1,121	2005
	9.683565	10.322027	6.59%	1,121	2004
	8.309777	9.683565	16.53%	1,121	2003
	9.272682	8.309777	-10.38%	523	2002
	10.000000	9.272682	-7.27%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.435252	12.902902	3.76%	1,728	2010
	11.858870	12.435252	4.86%	1,728	2009
	12.081731	11.858870	-1.84%	1,884	2008
	11.686107	12.081731	3.39%	2,172	2007
	11.456015	11.686107	2.01%	0	2006
	11.521047	11.456015	-0.56%	0	2005
	11.334364	11.521047	1.65%	0	2004
	11.118168	11.334364	1.94%	0	2003
	10.426344	11.118168	6.64%	0	2002
	10.000000	10.426344	4.26%	0	2001*

1037

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.497606	10.052514	18.30%	0	2010
	7.002225	8.497606	21.36%	0	2009
	10.970993	7.002225	-36.18%	0	2008
	9.833835	10.970993	11.56%	0	2007
	8.590103	9.833835	14.48%	0	2006
	8.052998	8.590103	6.67%	0	2005
	7.511147	8.052998	7.21%	0	2004
	6.545848	7.511147	14.75%	0	2003
	8.536500	6.545848	-23.32%	0	2002
	10.000000	8.536500	-14.64%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.212483	12.767814	13.87%	0	2010
	9.720526	11.212483	15.35%	0	2009
	15.501918	9.720526	-37.29%	0	2008
	13.575133	15.501918	14.19%	0	2007
	11.967967	13.575133	13.43%	0	2006
	10.820186	11.967967	10.61%	0	2005
	10.000000	10.820186	8.20%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.848365	11.752698	19.34%	0	2010
	7.164489	9.848365	37.46%	0	2009
	13.596868	7.164489	-47.31%	0	2008
	9.185307	13.596868	48.03%	0	2007
	10.000000	9.185307	-8.15%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.477399	15.438345	14.55%	0	2010
	7.932150	13.477399	69.91%	0	2009
	21.035867	7.932150	-62.29%	0	2008
	14.982613	21.035867	40.40%	0	2007
	12.200545	14.982613	22.80%	0	2006
	10.000000	12.200545	22.01%	0	2005*

1038

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.707741	9.592601	10.16%	490	2010
	7.003025	8.707741	24.34%	490	2009
	11.231111	7.003025	-37.65%	2,008	2008
	9.124030	11.231111	20.26%	2,849	2007
	8.876824	9.124030	2.78%	4,042	2006
	8.155484	8.876824	8.84%	4,041	2005
	8.067852	8.155484	1.09%	4,041	2004
	6.700105	8.067852	20.41%	2,977	2003
	8.700581	6.700105	-22.99%	1,559	2002
	10.000000	8.700581	-12.99%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.542636	17.468462	12.39%	0	2010
	10.848118	15.542636	43.27%	0	2009
	14.180596	10.848118	-23.50%	0	2008
	13.955046	14.180596	1.62%	0	2007
	12.933212	13.955046	7.90%	0	2006
	12.888569	12.933212	0.35%	0	2005
	11.989185	12.888569	7.50%	0	2004
	10.232830	11.989185	17.16%	0	2003
	10.673695	10.232830	-4.13%	0	2002
	10.000000	10.673695	6.74%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.308554	14.858070	11.64%	0	2010
	9.930173	13.308554	34.02%	0	2009
	17.577011	9.930173	-43.50%	0	2008
	16.350056	17.577011	7.50%	0	2007
	12.890526	16.350056	26.84%	0	2006
	11.850122	12.890526	8.78%	0	2005
	10.000000	11.850122	18.50%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.383513	10.539700	12.32%	0	2010
	7.557410	9.383513	24.16%	0	2009
	13.350497	7.557410	-43.39%	0	2008
	11.249716	13.350497	18.67%	0	2007
	9.502059	11.249716	18.39%	0	2006
	8.336790	9.502059	13.98%	0	2005
	7.473680	8.336790	11.55%	0	2004
	6.115254	7.473680	22.21%	0	2003
	7.635914	6.115254	-19.91%	0	2002
	10.000000	7.635914	-23.64%	0	2001*

1039

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.577013	14.578479	37.83%	0	2010
	7.650569	10.577013	38.25%	0	2009
	15.047042	7.650569	-49.16%	0	2008
	14.442463	15.047042	4.19%	0	2007
	13.146707	14.442463	9.86%	0	2006
	11.115135	13.146707	18.28%	0	2005
	10.000000	11.115135	11.15%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.823463	15.220559	28.73%	0	2010
	8.238758	11.823463	43.51%	0	2009
	13.203551	8.238758	-37.60%	0	2008
	11.983386	13.203551	10.18%	0	2007
	11.280719	11.983386	6.23%	0	2006
	10.000000	11.280719	12.81%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.067138	9.858110	-2.08%	0	2010
	10.184592	10.067138	-1.15%	0	2009
	10.185868	10.184592	-0.01%	0	2008
	9.951542	10.185868	2.35%	0	2007
	9.748675	9.951542	2.08%	0	2006
	9.720256	9.748675	0.29%	0	2005
	9.865434	9.720256	-1.47%	0	2004
	10.030528	9.865434	-1.65%	0	2003
	10.135471	10.030528	-1.04%	0	2002
	10.000000	10.135471	1.35%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.585563	13.311316	25.75%	0	2010
	8.751182	10.585563	20.96%	0	2009
	13.983362	8.751182	-37.42%	0	2008
	17.028180	13.983362	-17.88%	0	2007
	13.376591	17.028180	27.30%	0	2006
	12.333788	13.376591	8.45%	0	2005
	10.000000	12.333788	23.34%	0	2004*

1040

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.169987	14.530595	10.33%	185	2010
	9.357046	13.169987	40.75%	185	2009
	14.465255	9.357046	-35.31%	185	2008
	11.887919	14.465255	21.68%	185	2007
	11.261821	11.887919	5.56%	321	2006
	9.815778	11.261821	14.73%	321	2005
	8.629150	9.815778	13.75%	321	2004
	6.759731	8.629150	27.66%	321	2003
	9.088482	6.759731	-25.62%	321	2002
	10.000000	9.088482	-9.12%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.291395	14.236311	26.08%	0	2010
	8.565351	11.291395	31.83%	0	2009
	14.392441	8.565351	-40.49%	0	2008
	12.958836	14.392441	11.06%	0	2007
	12.605820	12.958836	2.80%	0	2006
	11.411743	12.605820	10.46%	0	2005
	10.203937	11.411743	11.84%	0	2004
	7.680597	10.203937	32.85%	0	2003
	10.036663	7.680597	-23.47%	0	2002
	10.000000	10.036663	0.37%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.157020	13.801069	23.70%	0	2010
	8.828821	11.157020	26.37%	0	2009
	12.215195	8.828821	-27.72%	0	2008
	13.023010	12.215195	-6.20%	0	2007
	11.389795	13.023010	14.34%	0	2006
	11.175542	11.389795	1.92%	0	2005
	10.000000	11.175542	11.76%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.036165	12.819324	16.16%	278	2010
	8.905969	11.036165	23.92%	278	2009
	13.752294	8.905969	-35.24%	278	2008
	13.794558	13.752294	-0.31%	278	2007
	12.060767	13.794558	14.38%	514	2006
	11.802925	12.060767	2.18%	514	2005
	10.516058	11.802925	12.24%	514	2004
	8.589893	10.516058	22.42%	514	2003
	10.055359	8.589893	-14.57%	514	2002
	10.000000	10.055359	0.55%	0	2001*

1041

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.528147	20.755721	6.29%	0	2010
	15.967834	19.528147	22.30%	0	2009
	22.002934	15.967834	-27.43%	0	2008
	15.612789	22.002934	40.93%	0	2007
	13.286000	15.612789	17.51%	0	2006
	10.930538	13.286000	21.55%	0	2005
	9.864470	10.930538	10.81%	0	2004
	9.048072	9.864470	9.02%	0	2003
	8.957533	9.048072	1.01%	0	2002
	10.000000	8.957533	-10.42%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.944176	12.534763	14.53%	0	2010
	9.883221	10.944176	10.73%	0	2009
	12.791618	9.883221	-22.74%	0	2008
	11.508151	12.791618	11.15%	0	2007
	10.580171	11.508151	8.77%	0	2006
	10.300973	10.580171	2.71%	0	2005
	9.668753	10.300973	6.54%	0	2004
	8.301299	9.668753	16.47%	0	2003
	9.267955	8.301299	-10.43%	0	2002
	10.000000	9.267955	-7.32%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.378214	12.837153	3.71%	0	2010
	11.810514	12.378214	4.81%	0	2009
	12.038620	11.810514	-1.89%	0	2008
	11.650402	12.038620	3.33%	0	2007
	11.426831	11.650402	1.96%	0	2006
	11.497555	11.426831	-0.62%	0	2005
	11.317033	11.497555	1.60%	0	2004
	11.106842	11.317033	1.89%	0	2003
	10.421050	11.106842	6.58%	0	2002
	10.000000	10.421050	4.21%	0	2001*

1042

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.458627	10.001293	18.24%	0	2010
	6.973655	8.458627	21.29%	0	2009
	10.931837	6.973655	-36.21%	0	2008
	9.803766	10.931837	11.51%	0	2007
	8.568200	9.803766	14.42%	0	2006
	8.036563	8.568200	6.62%	0	2005
	7.499654	8.036563	7.16%	0	2004
	6.539161	7.499654	14.69%	0	2003
	8.532148	6.539161	-23.36%	0	2002
	10.000000	8.532148	-14.68%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.180098	12.724442	13.81%	0	2010
	9.697398	11.180098	15.29%	0	2009
	15.472951	9.697398	-37.33%	0	2008
	13.556730	15.472951	14.13%	0	2007
	11.957829	13.556730	13.37%	0	2006
	10.816533	11.957829	10.55%	0	2005
	10.000000	10.816533	8.17%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.829873	11.724637	19.28%	0	2010
	7.154709	9.829873	37.39%	0	2009
	13.585267	7.154709	-47.33%	0	2008
	9.182194	13.585267	47.95%	0	2007
	10.000000	9.182194	-8.18%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.445827	15.394320	14.49%	0	2010
	7.917616	13.445827	69.82%	0	2009
	21.008111	7.917616	-62.31%	0	2008
	14.970532	21.008111	40.33%	0	2007
	12.196923	14.970532	22.74%	0	2006
	10.000000	12.196923	21.97%	0	2005*

1043

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.667775	9.543697	10.11%	0	2010
	6.974455	8.667775	24.28%	0	2009
	11.191020	6.974455	-37.68%	0	2008
	9.096135	11.191020	20.20%	0	2007
	8.854195	9.096135	2.73%	0	2006
	8.138841	8.854195	8.79%	0	2005
	8.055495	8.138841	1.03%	0	2004
	6.693257	8.055495	20.35%	0	2003
	8.696147	6.693257	-23.03%	0	2002
	10.000000	8.696147	-13.04%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.471384	17.379504	12.33%	0	2010
	10.803903	15.471384	43.20%	0	2009
	14.130020	10.803903	-23.54%	0	2008
	13.912411	14.130020	1.56%	0	2007
	12.900268	13.912411	7.85%	0	2006
	12.862297	12.900268	0.30%	0	2005
	11.970860	12.862297	7.45%	0	2004
	10.222407	11.970860	17.10%	0	2003
	10.668272	10.222407	-4.18%	0	2002
	10.000000	10.668272	6.68%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.270086	14.807558	11.59%	0	2010
	9.906529	13.270086	33.95%	0	2009
	17.544144	9.906529	-43.53%	0	2008
	16.327873	17.544144	7.45%	0	2007
	12.879595	16.327873	26.77%	0	2006
	11.846114	12.879595	8.72%	0	2005
	10.000000	11.846114	18.46%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.340475	10.486009	12.26%	0	2010
	7.526588	9.340475	24.10%	0	2009
	13.302870	7.526588	-43.42%	0	2008
	11.215336	13.302870	18.61%	0	2007
	9.477850	11.215336	18.33%	0	2006
	8.319789	9.477850	13.92%	0	2005
	7.462248	8.319789	11.49%	0	2004
	6.109028	7.462248	22.15%	0	2003
	7.632035	6.109028	-19.96%	0	2002
	10.000000	7.632035	-23.68%	0	2001*

1044

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.546429	14.528896	37.76%	0	2010
	7.632350	10.546429	38.18%	0	2009
	15.018916	7.632350	-49.18%	0	2008
	14.422872	15.018916	4.13%	0	2007
	13.135573	14.422872	9.80%	0	2006
	11.111379	13.135573	18.22%	0	2005
	10.000000	11.111379	11.11%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.795797	15.177194	28.67%	0	2010
	8.223675	11.795797	43.44%	0	2009
	13.186138	8.223675	-37.63%	0	2008
	11.973730	13.186138	10.13%	0	2007
	11.277380	11.973730	6.17%	0	2006
	10.000000	11.277380	12.77%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.020907	9.807826	-2.13%	0	2010
	10.143004	10.020907	-1.20%	0	2009
	10.149464	10.143004	-0.06%	0	2008
	9.921071	10.149464	2.30%	0	2007
	9.723781	9.921071	2.03%	0	2006
	9.700377	9.723781	0.24%	0	2005
	9.850291	9.700377	-1.52%	0	2004
	10.020251	9.850291	-1.70%	0	2003
	10.130263	10.020251	-1.09%	0	2002
	10.000000	10.130263	1.30%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.556292	13.267746	25.69%	0	2010
	8.731455	10.556292	20.90%	0	2009
	13.959007	8.731455	-37.45%	0	2008
	17.007266	13.959007	-17.92%	0	2007
	13.366966	17.007266	27.23%	0	2006
	12.331194	13.366966	8.40%	0	2005
	10.000000	12.331194	23.31%	0	2004*

1045

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.109542	14.456525	10.27%	0	2010
	9.318862	13.109542	40.68%	0	2009
	14.413617	9.318862	-35.35%	0	2008
	11.851572	14.413617	21.62%	0	2007
	11.233117	11.851572	5.51%	0	2006
	9.795741	11.233117	14.67%	0	2005
	8.615945	9.795741	13.69%	0	2004
	6.752838	8.615945	27.59%	0	2003
	9.083866	6.752838	-25.66%	0	2002
	10.000000	9.083866	-9.16%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.239620	14.163799	26.02%	0	2010
	8.530424	11.239620	31.76%	0	2009
	14.341119	8.530424	-40.52%	0	2008
	12.919262	14.341119	11.01%	0	2007
	12.573734	12.919262	2.75%	0	2006
	11.388486	12.573734	10.41%	0	2005
	10.188353	11.388486	11.78%	0	2004
	7.672772	10.188353	32.79%	0	2003
	10.031563	7.672772	-23.51%	0	2002
	10.000000	10.031563	0.32%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.124769	13.754150	23.64%	0	2010
	8.807794	11.124769	26.31%	0	2009
	12.192367	8.807794	-27.76%	0	2008
	13.005350	12.192367	-6.25%	0	2007
	11.380145	13.005350	14.28%	0	2006
	11.171767	11.380145	1.87%	0	2005
	10.000000	11.171767	11.72%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.987374	12.756128	16.10%	0	2010
	8.871129	10.987374	23.86%	0	2009
	13.705510	8.871129	-35.27%	0	2008
	13.754694	13.705510	-0.36%	0	2007
	12.032050	13.754694	14.32%	0	2006
	11.780831	12.032050	2.13%	0	2005
	10.501737	11.780831	12.18%	0	2004
	8.582571	10.501737	22.36%	0	2003
	10.051922	8.582571	-14.62%	0	2002
	10.000000	10.051922	0.52%	0	2001*

1046

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.438614	20.650009	6.23%	423	2010
	15.902747	19.438614	22.23%	423	2009
	21.924472	15.902747	-27.47%	423	2008
	15.565097	21.924472	40.86%	423	2007
	13.252167	15.565097	17.45%	539	2006
	10.908251	13.252167	21.49%	86	2005
	9.849383	10.908251	10.75%	86	2004
	9.038856	9.849383	8.97%	86	2003
	8.952983	9.038856	0.96%	86	2002
	10.000000	8.952983	-10.47%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.893964	12.470879	14.48%	90	2010
	9.842905	10.893964	10.68%	90	2009
	12.745958	9.842905	-22.78%	90	2008
	11.472962	12.745958	11.10%	90	2007
	10.553197	11.472962	8.72%	90	2006
	10.279954	10.553197	2.66%	90	2005
	9.653959	10.279954	6.48%	90	2004
	8.292840	9.653959	16.41%	90	2003
	9.263248	8.292840	-10.48%	90	2002
	10.000000	9.263248	-7.37%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.321425	12.771733	3.65%	10,689	2010
	11.762345	12.321425	4.75%	8,926	2009
	11.995652	11.762345	-1.94%	2,294	2008
	11.614773	11.995652	3.28%	10,660	2007
	11.397690	11.614773	1.90%	2,063	2006
	11.474080	11.397690	-0.67%	979	2005
	11.299700	11.474080	1.54%	213	2004
	11.095505	11.299700	1.84%	203	2003
	10.415736	11.095505	6.53%	4,703	2002
	10.000000	10.415736	4.16%	0	2001*

1047

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.419802	9.950303	18.18%	10,791	2010
	6.945201	8.419802	21.23%	11,797	2009
	10.892807	6.945201	-36.24%	19,320	2008
	9.773794	10.892807	11.45%	19,004	2007
	8.546354	9.773794	14.36%	21,122	2006
	8.020160	8.546354	6.56%	17,637	2005
	7.488180	8.020160	7.10%	17,407	2004
	6.532496	7.488180	14.63%	16,826	2003
	8.527815	6.532496	-23.40%	20,720	2002
	10.000000	8.527815	-14.72%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.147756	12.681155	13.76%	0	2010
	9.674294	11.147756	15.23%	0	2009
	15.444003	9.674294	-37.36%	0	2008
	13.538336	15.444003	14.08%	0	2007
	11.947707	13.538336	13.31%	0	2006
	10.812880	11.947707	10.50%	0	2005
	10.000000	10.812880	8.13%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.811438	11.696667	19.21%	7	2010
	7.144943	9.811438	37.32%	7	2009
	13.573682	7.144943	-47.36%	7	2008
	9.179075	13.573682	47.88%	7	2007
	10.000000	9.179075	-8.21%	311	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.414330	15.350413	14.43%	6,579	2010
	7.903105	13.414330	69.73%	8,351	2009
	20.980380	7.903105	-62.33%	581	2008
	14.958457	20.980380	40.26%	581	2007
	12.193311	14.958457	22.68%	764	2006
	10.000000	12.193311	21.93%	0	2005*

1048

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.627981	9.495033	10.05%	7,475	2010
	6.945978	8.627981	24.22%	9,128	2009
	11.151049	6.945978	-37.71%	18,028	2008
	9.068310	11.151049	20.14%	18,403	2007
	8.831633	9.068310	2.68%	19,626	2006
	8.122235	8.831633	8.73%	25,445	2005
	8.043172	8.122235	0.98%	27,184	2004
	6.686430	8.043172	20.29%	31,195	2003
	8.691720	6.686430	-23.07%	22,125	2002
	10.000000	8.691720	-13.08%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.400340	17.290848	12.28%	25	2010
	10.759778	15.400340	43.13%	25	2009
	14.079527	10.759778	-23.58%	25	2008
	13.869833	14.079527	1.51%	25	2007
	12.867347	13.869833	7.79%	180	2006
	12.836018	12.867347	0.24%	172	2005
	11.952511	12.836018	7.39%	178	2004
	10.211971	11.952511	17.04%	183	2003
	10.662840	10.211971	-4.23%	3,620	2002
	10.000000	10.662840	6.63%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	13.231719	14.757217	11.53%	0	2010
	9.882945	13.231719	33.88%	0	2009
	17.511347	9.882945	-43.56%	0	2008
	16.305735	17.511347	7.39%	0	2007
	12.868688	16.305735	26.71%	0	2006
	11.842113	12.868688	8.67%	0	2005
	10.000000	11.842113	18.42%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.297592	10.432544	12.21%	19,262	2010
	7.495857	9.297592	24.04%	23,145	2009
	13.255345	7.495857	-43.45%	14,764	2008
	11.181017	13.255345	18.55%	19,265	2007
	9.453670	11.181017	18.27%	16,309	2006
	8.302797	9.453670	13.86%	15,223	2005
	7.450824	8.302797	11.43%	14,272	2004
	6.102781	7.450824	22.09%	13,837	2003
	7.628143	6.102781	-20.00%	9,922	2002
	10.000000	7.628143	-23.72%	0	2001*

1049

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.515944	14.479512	37.69%	0	2010
	7.614173	10.515944	38.11%	0	2009
	14.990829	7.614173	-49.21%	0	2008
	14.403307	14.990829	4.08%	0	2007
	13.124444	14.403307	9.74%	0	2006
	11.107618	13.124444	18.16%	0	2005
	10.000000	11.107618	11.08%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.768157	15.133917	28.60%	2,548	2010
	8.208610	11.768157	43.36%	3,586	2009
	13.168736	8.208610	-37.67%	0	2008
	11.964068	13.168736	10.07%	0	2007
	11.274032	11.964068	6.12%	0	2006
	10.000000	11.274032	12.74%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.974863	9.757765	-2.18%	6,170	2010
	10.101565	9.974863	-1.25%	4,445	2009
	10.113169	10.101565	-0.11%	30,271	2008
	9.890679	10.113169	2.25%	19,466	2007
	9.698937	9.890679	1.98%	16,157	2006
	9.680528	9.698937	0.19%	7,803	2005
	9.835163	9.680528	-1.57%	6,821	2004
	10.009978	9.835163	-1.75%	3,320	2003
	10.125055	10.009978	-1.14%	0	2002
	10.000000	10.125055	1.25%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.527099	13.224301	25.62%	333	2010
	8.711765	10.527099	20.84%	333	2009
	13.934686	8.711765	-37.48%	333	2008
	16.986373	13.934686	-17.97%	333	2007
	13.357344	16.986373	27.17%	450	2006
	12.328599	13.357344	8.34%	0	2005
	10.000000	12.328599	23.29%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.049364	14.382819	10.22%	212	2010
	9.280837	13.049364	40.61%	209	2009
	14.362156	9.280837	-35.38%	235	2008
	11.815336	14.362156	21.56%	246	2007
	11.204475	11.815336	5.45%	241	2006
	9.775745	11.204475	14.62%	408	2005

1050

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.187960	14.091499	25.95%	3,215	2010
	8.495564	11.187960	31.69%	4,457	2009
	14.289842	8.495564	-40.55%	2,760	2008
	12.879691	14.289842	10.95%	2,444	2007
	12.541624	12.879691	2.70%	2,523	2006
	11.365204	12.541624	10.35%	6,411	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.092603	13.707370	23.57%	0	2010
	8.786817	11.092603	26.24%	0	2009
	12.169557	8.786817	-27.80%	0	2008
	12.987705	12.169557	-6.30%	0	2007
	11.370508	12.987705	14.22%	0	2006
	11.167986	11.370508	1.81%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.938767	12.693216	16.04%	2,861	2010
	8.836404	10.938767	23.79%	2,980	2009
	13.658861	8.836404	-35.31%	3,148	2008
	13.714925	13.658861	-0.41%	2,981	2007
	12.003376	13.714925	14.26%	2,920	2006
	11.842113	12.868688	8.67%	0	2005

1051

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.405599	18.169039	4.39%	0	2010
	14.491336	17.405599	20.11%	0	2009
	20.332669	14.491336	-28.73%	0	2008
	14.691582	20.332669	38.40%	0	2007
	12.729106	14.691582	15.42%	0	2006
	10.662462	12.729106	19.38%	0	2005
	10.000000	10.662462	6.62%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.266572	11.548473	12.49%	0	2010
	9.440201	10.266572	8.75%	0	2009
	12.441146	9.440201	-24.12%	0	2008
	11.397827	12.441146	9.15%	0	2007
	10.669104	11.397827	6.83%	0	2006
	10.576246	10.669104	0.88%	0	2005
	10.000000	10.576246	5.76%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	9.818087	9.999968	1.85%	0	2010
	9.538424	9.818087	2.93%	0	2009
	9.899757	9.538424	-3.65%	0	2008
	9.755962	9.899757	1.47%	0	2007
	9.742580	9.755962	0.14%	0	2006
	9.981000	9.742580	-2.39%	0	2005
	10.000000	9.981000	-0.19%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	10.198797	11.843323	16.12%	0	2010
	8.561498	10.198797	19.12%	0	2009
	13.666034	8.561498	-37.35%	0	2008
	12.480257	13.666034	9.50%	0	2007
	11.105476	12.480257	12.38%	0	2006
	10.605582	11.105476	4.71%	0	2005
	10.000000	10.605582	6.06%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.114550	11.305899	11.78%	0	2010
	8.933047	10.114550	13.23%	0	2009
	14.513696	8.933047	-38.45%	0	2008
	12.949192	14.513696	12.08%	0	2007
	11.629388	12.949192	11.35%	0	2006
	10.710456	11.629388	8.58%	0	2005
	10.000000	10.710456	7.10%	0	2004*

1052

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.199187	10.776221	17.14%	0	2010
	6.817696	9.199187	34.93%	0	2009
	13.181974	6.817696	-48.28%	0	2008
	9.072732	13.181974	45.29%	0	2007
	10.000000	9.072732	-9.27%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	12.377049	13.917392	12.45%	0	2010
	7.421064	12.377049	66.78%	0	2009
	20.051131	7.421064	-62.99%	0	2008
	14.550275	20.051131	37.81%	0	2007
	12.069868	14.550275	20.55%	0	2006
	10.000000	12.069868	20.70%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.358879	11.201799	8.14%	0	2010
	8.486988	10.358879	22.06%	0	2009
	13.866721	8.486988	-38.80%	0	2008
	11.477348	13.866721	18.04%	0	2007
	11.375106	11.477348	0.90%	0	2006
	10.645983	11.375106	6.85%	0	2005
	10.000000	10.645983	6.46%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.319058	12.487682	10.32%	0	2010
	8.048076	11.319058	40.64%	0	2009
	10.717731	8.048076	-24.91%	0	2008
	10.745963	10.717731	-0.26%	0	2007
	10.145161	10.745963	5.92%	0	2006
	10.299073	10.145161	-1.49%	0	2005
	10.000000	10.299073	2.99%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity- Q/NQ	11.499470	12.602530	9.59%	0	2010
	8.741134	11.499470	31.56%	0	2009
	15.763038	8.741134	-44.55%	0	2008
	14.938931	15.763038	5.52%	0	2007
	11.997948	14.938931	24.51%	0	2006
	11.235649	11.997948	6.78%	0	2005
	10.000000	11.235649	12.36%	0	2004*

1053

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	11.412545	12.583276	10.26%	0	2010
	9.363787	11.412545	21.88%	0	2009
	16.852313	9.363787	-44.44%	0	2008
	14.467934	16.852313	16.48%	0	2007
	12.448637	14.467934	16.22%	0	2006
	11.126034	12.448637	11.89%	0	2005
	10.000000	11.126034	11.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.160974	13.747841	35.30%	0	2010
	7.487336	10.160974	35.71%	0	2009
	15.002982	7.487336	-50.09%	0	2008
	14.671572	15.002982	2.26%	0	2007
	13.604956	14.671572	7.84%	0	2006
	11.717278	13.604956	16.11%	0	2005
	10.000000	11.717278	17.17%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	10.858563	13.721640	26.37%	0	2010
	7.708136	10.858563	40.87%	0	2009
	12.585282	7.708136	-38.75%	0	2008
	11.637432	12.585282	8.14%	0	2007
	11.159833	11.637432	4.28%	0	2006
	10.000000	11.159833	11.60%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.368799	9.005502	-3.88%	0	2010
	9.655728	9.368799	-2.97%	0	2009
	9.837912	9.655728	-1.85%	0	2008
	9.792711	9.837912	0.46%	0	2007
	9.772363	9.792711	0.21%	0	2006
	9.925973	9.772363	-1.55%	0	2005
	10.000000	9.925973	-0.74%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	8.973127	11.076511	23.44%	0	2010
	7.557382	8.973127	18.73%	0	2009
	12.303284	7.557382	-38.57%	0	2008
	15.264811	12.303284	-19.40%	0	2007
	12.215243	15.264811	24.97%	0	2006
	11.473390	12.215243	6.47%	0	2005
	10.000000	11.473390	14.73%	0	2004*

1054

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.885063	15.037994	8.30%	0	2010
	10.049902	13.885063	38.16%	0	2009
	15.828187	10.049902	-36.51%	0	2008
	13.252992	15.828187	19.43%	0	2007
	12.789665	13.252992	3.62%	0	2006
	11.355632	12.789665	12.63%	0	2005
	10.000000	11.355632	13.56%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.277097	12.719412	23.76%	0	2010
	7.942010	10.277097	29.40%	0	2009
	13.595910	7.942010	-41.59%	0	2008
	12.472321	13.595910	9.01%	0	2007
	12.359408	12.472321	0.91%	0	2006
	11.397607	12.359408	8.44%	0	2005
	10.000000	11.397607	13.98%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.147206	12.321322	21.43%	0	2010
	8.180215	10.147206	24.05%	0	2009
	11.530446	8.180215	-29.06%	0	2008
	12.524753	11.530446	-7.94%	0	2007
	11.158713	12.524753	12.24%	0	2006
	11.153326	11.158713	0.05%	0	2005
	10.000000	11.153326	11.53%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.174424	10.460955	14.02%	0	2010
	7.542321	9.174424	21.64%	0	2009
	11.865444	7.542321	-36.43%	0	2008
	12.126207	11.865444	-2.15%	0	2007
	10.800173	12.126207	12.28%	0	2006
	10.766757	10.800173	0.31%	0	2005
	10.000000	10.766757	7.67%	0	2004*

1055

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

2

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Capital Manager Equity VIF (BBCMAG)
109,591 shares (cost $889,789)	$732,067
Large Cap VIF (BBGI)
152,315 shares (cost $1,639,035)	1,280,969
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2,047,844 shares (cost $27,807,899)	29,673,261
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
168,822 shares (cost $982,319)	1,109,158
U.S. Equity Flex I Portfolio (WSCP)
335,743 shares (cost $3,865,834)	4,784,332
VA International Equity Fund (HVIE)
340 shares (cost $4,879)	4,922
VA Situs Fund (HVSIT)
1,022 shares (cost $15,310)	15,314
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,751,577 shares (cost $7,970,968)	11,910,724
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
3,849 shares (cost $101,953)	113,234
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,458,344 shares (cost $112,546,355)	121,872,026
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,903,750 shares (cost $12,461,579)	16,812,712
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
3,502,714 shares (cost $12,842,509)	19,825,363
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,159,454 shares (cost $105,508,833)	121,706,804
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,440,470 shares (cost $46,140,535)	80,723,941
Investors Growth Stock Series - Service Class (MIGSC)
17,548 shares (cost $160,550)	188,812
Mid Cap Growth Series - Service Class (MMCGSC)
291,698 shares (cost $1,705,241)	1,703,518
New Discovery Series - Service Class (MNDSC)
69,976 shares (cost $874,429)	1,241,374
Value Series - Service Class (MVFSC)
2,827,042 shares (cost $33,126,730)	36,270,955
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
65,927 shares (cost $944,792)	1,017,260
Core Plus Fixed Income Portfolio - Class I (MSVFI)
367,346 shares (cost $3,691,806)	3,677,135
Core Plus Fixed Income Portfolio - Class II (MSVF2)
88,892 shares (cost $922,186)	888,035
Emerging Markets Debt Portfolio - Class I (MSEM)
1,442,346 shares (cost $11,346,584)	11,740,693
Mid Cap Growth Portfolio - Class I (MSVMG)
5,660 shares (cost $50,732)	68,596
U.S. Real Estate Portfolio - Class I (MSVRE)
86,368 shares (cost $756,541)	1,115,007
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
140,179 shares (cost $1,589,853)	1,537,762
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
12,413,785 shares (cost $173,307,178)	176,151,613
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
249,875 shares (cost $3,478,515)	3,535,733
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,997,661 shares (cost $33,390,152)	34,579,508
American Funds NVIT Bond Fund - Class II (GVABD2)
2,612,733 shares (cost $26,253,696)	28,896,829
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
1,242,176 shares (cost $25,857,614)	27,116,711
American Funds NVIT Growth Fund - Class II (GVAGR2)
783,486 shares (cost $41,619,940)	42,535,431
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
360,122 shares (cost $11,487,157)	13,277,688
Federated NVIT High Income Bond Fund - Class I (HIBF)
4,923,302 shares (cost $35,643,267)	33,724,619
Federated NVIT High Income Bond Fund - Class III (HIBF3)
5,453,655 shares (cost $37,023,451)	37,303,003
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
147,737 shares (cost $1,969,296)	1,948,648
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
4,336,094 shares (cost $51,730,345)	57,106,355
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
75,753 shares (cost $759,637)	994,642
Gartmore NVIT International Equity Fund - Class I (GIG)
85,256 shares (cost $647,486)	766,456
Gartmore NVIT International Equity Fund - Class III (GIG3)
2,771,601 shares (cost $23,203,154)	24,944,413
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
6,213 shares (cost $56,216)	55,728
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
638,635 shares (cost $5,727,584)	7,203,807
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
453,970 shares (cost $5,826,856)	5,116,237
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
10,192,540 shares (cost $79,032,381)	91,223,232
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
303,797 shares (cost $2,319,124)	3,141,261
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
198 shares (cost $1,504)	2,046
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
298,775 shares (cost $2,376,911)	2,674,036
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
988,587 shares (cost $9,303,884)	10,310,965
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
595,154 shares (cost $5,245,810)	6,034,864
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
889,065 shares (cost $8,956,715)	9,290,729
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,004,143 shares (cost $17,579,358)	20,622,631
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
825,860 shares (cost $7,057,364)	8,217,304
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
806,718 shares (cost $7,953,100)	8,478,607
NVIT Core Bond Fund - Class I (NVCBD1)
781,746 shares (cost $8,327,243)	8,231,781
NVIT Core Bond Fund - Class II (NVCBD2)
75,116 shares (cost $765,365)	789,466
NVIT Core Plus Bond Fund - Class II (NVLCP2)
341,657 shares (cost $3,831,098)	3,788,980
NVIT Fund - Class I (TRF)
13,765,527 shares (cost $133,999,641)	125,403,954
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Fund - Class II (TRF2)
68,704 shares (cost $665,922)	623,146
NVIT Government Bond Fund - Class I (GBF)
22,282,118 shares (cost $261,414,116)	256,021,534
NVIT Government Bond Fund - Class II (GBF2)
694,570 shares (cost $8,037,813)	7,952,822
NVIT Growth Fund - Class I (CAF)
2,215,472 shares (cost $23,336,060)	30,883,678
NVIT International Index Fund - Class VIII (GVIX8)
366,268 shares (cost $2,792,344)	3,124,265
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,335,318 shares (cost $57,060,466)	49,511,751
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
308,643 shares (cost $3,745,110)	4,012,353
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
78,348 shares (cost $1,038,188)	1,116,458
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
5,460,000 shares (cost $54,252,553)	55,637,400
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
26,525,133 shares (cost $276,668,949)	280,105,400
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
13,358,710 shares (cost $154,460,836)	138,930,580
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
8,036,663 shares (cost $84,868,756)	83,742,028
NVIT Mid Cap Index Fund - Class I (MCIF)
6,618,709 shares (cost $114,266,920)	122,181,367
NVIT Money Market Fund - Class I (SAM)
282,442,464 shares (cost $282,442,464)	282,442,464
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,391 shares (cost $11,799)	13,635
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
6,866,387 shares (cost $52,452,178)	67,153,268
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
258 shares (cost $3,437)	2,619
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,427,739 shares (cost $19,530,109)	14,505,827
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
63,197 shares (cost $780,639)	638,922
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
3,162,246 shares (cost $28,614,482)	30,389,180
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
92,598 shares (cost $725,362)	888,012
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,142,139 shares (cost $10,125,701)	10,256,408
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
519,982 shares (cost $4,043,548)	4,659,039
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
10,552,678 shares (cost $78,693,021)	112,280,496
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
761,910 shares (cost $5,742,237)	8,045,774
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
7,356,871 shares (cost $61,250,084)	75,775,767
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,949,607 shares (cost $25,562,638)	30,082,429
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
33,654 shares (cost $488,605)	508,169
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
11,758,307 shares (cost $130,090,029)	122,874,311
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
124,648 shares (cost $1,268,770)	1,285,123
NVIT Multi-Manager Small Company Fund - Class I (SCF)
6,915,863 shares (cost $137,349,397)	124,900,492
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
151,824 shares (cost $2,855,911)	2,679,686
NVIT Multi-Sector Bond Fund - Class I (MSBF)
8,204,224 shares (cost $66,538,338)	70,392,240
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,553,193 shares (cost $16,011,985)	16,060,012
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
32,911,738 shares (cost $498,283,741)	499,929,296
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
850,042 shares (cost $12,835,695)	12,878,142
Templeton NVIT International Value Fund - Class III (NVTIV3)
305,314 shares (cost $3,777,044)	3,825,584
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,709,655 shares (cost $20,016,370)	27,448,805
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
12,222,906 shares (cost $80,632,639)	105,361,449
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,710,041 shares (cost $30,711,066)	30,352,456
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
623,780 shares (cost $6,908,107)	7,111,090
Low Duration Portfolio - Advisor Class (PMVLAD)
3,182,357 shares (cost $32,880,683)	33,223,810
V.I. Basic Balanced Fund - Series I (AVB)
21,871 shares (cost $199,290)	201,210
V.I. Basic Value Fund - Series II (AVBV2)
11,446 shares (cost $60,399)	72,569
V.I. Capital Appreciation Fund - Series I (AVCA)
4,016 shares (cost $91,993)	93,563
V.I. Capital Appreciation Fund - Series II (AVCA2)
51,392 shares (cost $889,562)	1,177,912
V.I. Capital Development Fund - Series II (AVCD2)
95,805 shares (cost $1,057,061)	1,247,385
V.I. Core Equity Fund - Series I (AVGI)
18,053 shares (cost $436,456)	487,986
V.I. Core Equity Fund - Series II (AVCE2)
30,121 shares (cost $654,382)	807,854
V.I. Global Health Care Fund - Series I (IVHS)
6,167 shares (cost $85,535)	103,044
V.I. Global Real Estate Fund - Series I (IVRE)
25,229 shares (cost $279,945)	342,605
VPS Growth and Income Portfolio - Class B (ALVGIB)
85,151 shares (cost $1,833,996)	1,448,426
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
59,389 shares (cost $1,482,096)	1,608,252
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
611,520 shares (cost $9,262,033)	10,316,346
VP Income & Growth Fund - Class I (ACVIG)
10,894,336 shares (cost $72,445,315)	65,910,732
VP Income & Growth Fund - Class II (ACVIG2)
249,903 shares (cost $1,696,298)	1,511,915
VP Inflation Protection Fund - Class II (ACVIP2)
5,945,021 shares (cost $63,065,404)	65,930,280
VP International Fund - Class I (ACVI)
250,208 shares (cost $1,861,131)	2,141,778
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VP International Fund - Class III (ACVI3)
17,992 shares (cost $124,872)	154,012
VP Mid Cap Value Fund - Class I (ACVMV1)
783,974 shares (cost $9,093,001)	11,085,388
VP Mid Cap Value Fund - Class II (ACVMV2)
38,447 shares (cost $484,210)	543,636
VP Ultra(R) Fund - Class I (ACVU1)
26,223 shares (cost $228,934)	245,968
VP Value Fund - Class I (ACVV)
400,147 shares (cost $2,136,142)	2,344,860
VP Value Fund - Class II (ACVV2)
66 shares (cost $364)	389
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,218,205 shares (cost $20,329,070)	27,062,095
Stock Index Fund, Inc. - Initial Shares (DSIF)
11,711,669 shares (cost $310,145,744)	347,485,227
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,504,707 shares (cost $36,896,576)	44,990,742
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
3,033 shares (cost $75,877)	90,116
Appreciation Portfolio - Initial Shares (DCAP)
1,710,327 shares (cost $58,519,917)	60,613,986
Appreciation Portfolio - Service Shares (DCAPS)
46,035 shares (cost $1,597,117)	1,621,823
Developing Leaders Portfolio - Initial Shares (DSC)
3,034 shares (cost $79,439)	92,817
International Value Portfolio - Initial Shares (DVIV)
10,467 shares (cost $130,505)	117,335
Capital Appreciation Fund II - Service Shares (FCA2S)
94,927 shares (cost $547,724)	607,532
High Income Bond Fund II - Service Shares (FHIBS)
367,305 shares (cost $2,163,510)	2,571,132
Quality Bond Fund II - Primary Shares (FQB)
11,869,025 shares (cost $130,066,784)	137,087,236
Quality Bond Fund II - Service Shares (FQBS)
503,773 shares (cost $5,388,000)	5,793,395
Contrafund Portfolio - Service Class 2 (FC2)
387 shares (cost $8,547)	9,101
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
109,931 shares (cost $1,055,968)	1,076,228
VIP Fund - Contrafund Portfolio - Service Class (FCS)
562,121 shares (cost $15,054,847)	13,384,090
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,357,965 shares (cost $22,543,566)	27,077,823
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
13,669,030 shares (cost $319,229,482)	259,164,816
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
359,811 shares (cost $8,264,204)	6,746,462
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
888,638 shares (cost $8,670,463)	9,419,562
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
6,250 shares (cost $61,438)	65,998
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
800,669 shares (cost $7,639,035)	8,471,078
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
14,565 shares (cost $137,974)	153,662
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
497,912 shares (cost $4,664,084)	5,078,702
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
35,675 shares (cost $377,918)	363,172
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
40,693 shares (cost $593,750)	727,994
VIP Fund - Growth Portfolio - Service Class (FGS)
4,880,713 shares (cost $144,887,369)	180,537,588
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
75,602 shares (cost $2,580,756)	2,776,095
VIP Fund - High Income Portfolio - Service Class (FHIS)
10,461,530 shares (cost $60,020,507)	57,956,875
VIP Fund - High Income Portfolio - Service Class R (FHISR)
11,630,035 shares (cost $62,971,571)	64,197,795
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,832,592 shares (cost $71,851,271)	74,248,895
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,630,120 shares (cost $44,619,426)	53,011,497
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
280,457 shares (cost $8,345,994)	9,011,083
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,295,826 shares (cost $22,093,003)	21,640,293
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
256,321 shares (cost $5,122,058)	4,224,172
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2,182,965 shares (cost $44,704,881)	36,411,850
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,602,894 shares (cost $11,866,749)	15,564,105
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,573,489 shares (cost $51,963,747)	52,959,100
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
36,054 shares (cost $664,381)	678,532
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,442,210 shares (cost $18,299,142)	23,435,911
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,290,328 shares (cost $11,826,352)	14,490,381
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,161 shares (cost $31,750)	30,880
Templeton Foreign Securities Fund - Class 3 (TIF3)
618,458 shares (cost $7,275,882)	8,806,848
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
3,006,991 shares (cost $51,818,019)	58,576,181
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
578,430 shares (cost $4,048,324)	4,459,693
Guardian Portfolio - I Class Shares (AMGP)
10,533 shares (cost $151,573)	199,498
International Portfolio - S Class Shares (AMINS)
7 shares (cost $70)	71
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
16,395 shares (cost $300,932)	449,562
Partners Portfolio - I Class Shares (AMTP)
5,557 shares (cost $56,620)	62,624
Regency Portfolio - S Class Shares (AMRS)
247 shares (cost $2,928)	4,099
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
142,143 shares (cost $1,503,761)	1,742,672
Socially Responsive Portfolio - I Class Shares (AMSRS)
657,139 shares (cost $8,769,874)	9,765,084
Capital Appreciation Fund/VA - Service Class (OVCAFS)
39 shares (cost $1,409)	1,558
(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
84,736 shares (cost $3,326,315)	3,419,112
Global Securities Fund/VA - Class 3 (OVGS3)
3,159,967 shares (cost $94,515,895)	96,378,991
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,168,523 shares (cost $54,810,444)	65,706,258
Global Securities Fund/VA - Service Class (OVGSS)
88,560 shares (cost $2,160,306)	2,660,346
High Income Fund/VA - Class 3 (OVHI3)
1,323,683 shares (cost $2,634,125)	2,832,681
High Income Fund/VA - Non-Service Shares (OVHI)
59,188 shares (cost $443,762)	126,070
High Income Fund/VA - Service Class (OVHIS)
12,346 shares (cost $96,577)	26,421
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,579,445 shares (cost $105,690,822)	116,498,812
Main Street Fund(R)/VA - Service Class (OVGIS)
147,876 shares (cost $2,996,975)	3,062,516
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
525,795 shares (cost $8,304,475)	9,285,534
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
11,289 shares (cost $180,039)	197,561
MidCap Fund/VA - Non-Service Shares (OVAG)
1,424,723 shares (cost $58,497,991)	66,320,858
Strategic Bond Fund/VA - Service Class (OVSBS)
789,459 shares (cost $4,244,581)	4,484,129
Real Return Portfolio - Administrative Class (PMVRRA)
65,076 shares (cost $820,367)	855,102
Series D (Global Series) (SBLD)
23,508 shares (cost $214,882)	240,952
Series J (Mid Cap Growth Series) (SBLJ)
5,149 shares (cost $117,010)	154,714
Series N (Managed Asset Allocation Series) (SBLN)
6,902 shares (cost $120,060)	137,286
Series O (All Cap Value Series) (SBLO)
47,250 shares (cost $853,016)	1,054,630
Series P (High Yield Series) (SBLP)
15,813 shares (cost $358,776)	423,471
Series Q (Small Cap Value Series) (SBLQ)
32,581 shares (cost $875,107)	1,096,029
Series V (Mid Cap Value Series) (SBLV)
41,668 shares (cost $1,849,454)	2,407,558
Series X (Small Cap Growth Series) (SBLX)
6,203 shares (cost $94,328)	117,180
Series Y (Select 25 Series) (SBLY)
2,093 shares (cost $16,479)	20,824
Total Return Portfolio - Administrative Class (PMVTRA)
263,560 shares (cost $2,867,666)	2,920,248
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
716 shares (cost $15,254)	11,627
Capital Growth Portfolio - Class II (ACEG2)
45,303 shares (cost $1,091,853)	1,517,214
Comstock Portfolio - Class II (ACC2)
667,469 shares (cost $8,264,908)	7,789,369
Diversified Stock Fund Class A Shares (VYDS)
472,842 shares (cost $5,254,386)	4,624,391
Micro-Cap Portfolio - Investment Class (ROCMC)
87,125 shares (cost $788,346)	1,061,181
(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Equity Income Portfolio - II (TREI2)
36 shares (cost $704)	725
Health Sciences Portfolio - II (TRHS2)
93,788 shares (cost $1,259,460)	1,363,685
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,664,145 shares (cost $16,675,172)	23,514,366
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,389,074 shares (cost $18,727,145)	19,641,506
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,273,683 shares (cost $36,456,658)	47,992,380
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
448,366 shares (cost $12,408,957)	16,889,952
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
24,820,106 shares (cost $219,115,664)	246,006,964
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
5,985,989 shares (cost $43,780,496)	57,393,060
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
19,740,061 shares (cost $105,034,092)	110,457,487
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
11,203,385 shares (cost $108,981,045)	133,437,922
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
3,301,470 shares (cost $22,719,791)	22,646,104
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
1,973,417 shares (cost $11,828,045)	12,619,410
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
6,259,966 shares (cost $40,288,605)	42,121,436
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
13,536,327 shares (cost $106,327,360)	140,474,590
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
24,262,034 shares (cost $77,065,834)	84,693,908
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
5,301,285 shares (cost $38,116,885)	45,108,633
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
1,144,407 shares (cost $22,332,385)	19,781,420
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
255,094 shares (cost $4,386,034)	5,641,286
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2,061,653 shares (cost $13,373,738)	17,915,972
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
29,209,018 shares (cost $29,209,018)	29,209,018
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,618,831 shares (cost $11,376,129)	10,487,434
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
5,009,363 shares (cost $71,795,671)	83,803,640
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
7,174,173 shares (cost $66,204,130)	75,545,481
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
572,256 shares (cost $7,929,236)	9,603,422
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
10,379,217 shares (cost $60,714,468)	62,818,135
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
15,898 shares (cost $221,133)	292,845
(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
1,421,712 shares (cost $10,678,130)	11,444,783

Total Investments	$7,542,516,343

Accounts Payable	(258,543)

$7,542,257,800

Contract Owners’ Equity:
Accumulation units	7,457,794,711
Contracts in payout (annuitization) period (note 1f)	84,463,089

Total Contract Owners’ Equity (note 5)	$7,542,257,800

See accompanying notes to financial statements.

11

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE
Reinvested dividends	$117,949,073	11,189	16,952	-	312,264	1,018	7,073	-
Mortality and expense risk charges (note 2)	(86,364,917)	(10,446)	(17,201)	(937)	(241,673)	(10,288)	(49,058)	(1)

Net investment income (loss)	31,584,156	743	(249)	(937)	70,591	(9,270)	(41,985)	(1)

Realized gain (loss) on investments	(56,533,762)	(107,659)	(687,004)	(524,360)	407,938	4,440	121,503	1
Change in unrealized gain (loss) on investments	885,246,152	195,441	813,200	506,384	1,343,809	114,790	511,185	42

Net gain (loss) on investments	828,712,390	87,782	126,196	(17,976)	1,751,747	119,230	632,688	43

Reinvested capital gains	38,426,055	-	-	-	169,611	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$898,722,601	88,525	125,947	(18,913)	1,991,949	109,960	590,703	42

Investment Activity:	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2
Reinvested dividends	$-	134,133	2,842	270,062	-	-	143	593,007
Mortality and expense risk charges (note 2)	(2)	(124,036)	(1,414)	(1,420,100)	(147,605)	(196,497)	(47)	(1,278,420)

Net investment income (loss)	(2)	10,097	1,428	(1,150,038)	(147,605)	(196,497)	96	(685,413)

Realized gain (loss) on investments	53	782,473	1,409	10,793,264	316,299	805,632	894	2,409,923
Change in unrealized gain (loss) on investments	4	1,394,609	4,603	(4,098,525)	2,482,442	3,240,262	(544)	21,432,682

Net gain (loss) on investments	57	2,177,082	6,012	6,694,739	2,798,741	4,045,894	350	23,842,605

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55	2,187,179	7,440	5,544,701	2,651,136	3,849,397	446	23,157,192

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2
Reinvested dividends	$417,230	540	-	-	485,047	-	266,103	41,050
Mortality and expense risk charges (note 2)	(852,279)	(2,326)	(29,153)	(20,890)	(421,447)	(3,132)	(58,159)	(17,497)

Net investment income (loss)	(435,049)	(1,786)	(29,153)	(20,890)	63,600	(3,132)	207,944	23,553

Realized gain (loss) on investments	9,225,218	1,972	(26,771)	(5,076)	(2,225,769)	12,252	84,494	(48,054)
Change in unrealized gain (loss) on investments	7,949,018	17,222	435,360	345,445	5,447,120	72,467	(6,107)	64,038

Net gain (loss) on investments	17,174,236	19,194	408,589	340,369	3,221,351	84,719	78,387	15,984

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,739,187	17,408	379,436	319,479	3,284,951	81,587	286,331	39,537

Investment Activity:	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$534,427	-	25,152	86,212	272,080	5,809	537,275	644,996
Mortality and expense risk charges (note 2)	(145,533)	(907)	(18,136)	(14,571)	(119,490)	(4,640)	(423,232)	(369,051)

Net investment income (loss)	388,894	(907)	7,016	71,641	152,590	1,169	114,043	275,945

Realized gain (loss) on investments	(84,500)	4,401	113,371	34,192	101,418	10,180	(2,412,778)	694,437
Change in unrealized gain (loss) on investments	757,864	10,914	154,463	(44,200)	2,830,584	57,218	5,741,498	570,183

Net gain (loss) on investments	673,364	15,315	267,834	(10,008)	2,932,002	67,398	3,328,720	1,264,620

Reinvested capital gains	-	-	-	34,865	372,605	8,014	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,062,258	14,408	274,850	96,498	3,457,197	76,581	3,442,763	1,540,565

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6
Reinvested dividends	$215,052	63,843	120,585	2,997,128	2,933,453	1,073	36,549	-
Mortality and expense risk charges (note 2)	(296,530)	(443,309)	(151,905)	(399,562)	(418,071)	(21,631)	(602,763)	(19,010)

Net investment income (loss)	(81,478)	(379,466)	(31,320)	2,597,566	2,515,382	(20,558)	(566,214)	(19,010)

Realized gain (loss) on investments	(1,709,080)	(3,209,864)	(646,824)	(1,803,639)	13,861,200	(64,651)	(11,714,634)	(260,475)
Change in unrealized gain (loss) on investments	4,108,005	9,681,197	1,831,687	3,224,192	(12,613,795)	360,262	19,225,413	397,489

Net gain (loss) on investments	2,398,925	6,471,333	1,184,863	1,420,553	1,247,405	295,611	7,510,779	137,014

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,317,447	6,091,867	1,153,543	4,018,119	3,762,787	275,053	6,944,565	118,004

Investment Activity:	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1
Reinvested dividends	$176	67,273	7,180	228,023	427	71,083	51,628	178,134
Mortality and expense risk charges (note 2)	(89)	(32,737)	(10,216)	(277,986)	(664)	(77,041)	(59,848)	(1,029,411)

Net investment income (loss)	87	34,536	(3,036)	(49,963)	(237)	(5,958)	(8,220)	(851,277)

Realized gain (loss) on investments	(10,224)	(1,733,405)	56,569	(5,227,492)	(3,832)	472,938	(1,368,173)	2,969,870
Change in unrealized gain (loss) on investments	9,323	1,366,564	(10,389)	7,913,535	9,569	178,383	1,844,986	2,178,031

Net gain (loss) on investments	(901)	(366,841)	46,180	2,686,043	5,737	651,321	476,813	5,147,901

Reinvested capital gains	-	-	-	-	-	-	-	7,570,839

Net increase (decrease) in contract owners’ equity resulting from operations	$(814)	(332,305)	43,144	2,636,080	5,500	645,363	468,593	11,867,463

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$26,781	12	6,555	61,557	29,789	89,051	134,054	38,782
Mortality and expense risk charges (note 2)	(43,151)	(39)	(21,971)	(85,204)	(52,910)	(84,938)	(196,752)	(83,244)

Net investment income (loss)	(16,370)	(27)	(15,416)	(23,647)	(23,121)	4,113	(62,698)	(44,462)

Realized gain (loss) on investments	454,570	7	260,027	293,238	(72,225)	403,070	294,009	353,810
Change in unrealized gain (loss) on investments	302,498	374	(134,930)	387,632	596,301	(84,730)	1,497,093	511,762

Net gain (loss) on investments	757,068	381	125,097	680,870	524,076	318,340	1,791,102	865,572

Reinvested capital gains	-	-	188,921	-	204	125,034	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$740,698	354	298,602	657,223	501,159	447,487	1,728,404	821,110

Investment Activity:	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS
Reinvested dividends	$74,346	226,419	18,681	101,896	1,231,188	4,959	14	14,506
Mortality and expense risk charges (note 2)	(84,209)	(95,739)	(14,012)	(46,737)	(1,301,478)	(13,052)	(16)	(15,920)

Net investment income (loss)	(9,863)	130,680	4,669	55,159	(70,290)	(8,093)	(2)	(1,414)

Realized gain (loss) on investments	557,537	321,224	4,039	203,794	(4,115,477)	(60,171)	(1,713)	273,692
Change in unrealized gain (loss) on investments	(49,399)	(113,371)	15,054	(79,871)	17,958,649	137,224	1,776	(202,660)

Net gain (loss) on investments	508,138	207,853	19,093	123,923	13,843,172	77,053	63	71,032

Reinvested capital gains	13,578	81,541	7,760	89,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$511,853	420,074	31,522	268,738	13,772,882	68,960	61	69,618

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$8,489,402	241,552	177,439	219	39,919	60,154	819,162	36,828
Mortality and expense risk charges (note 2)	(3,233,392)	(167,620)	(296,805)	(282)	(51,379)	(31,484)	(609,278)	(29,844)

Net investment income (loss)	5,256,010	73,932	(119,366)	(63)	(11,460)	28,670	209,884	6,984

Realized gain (loss) on investments	4,949,691	44,449	1,693,588	(4,216)	(255,140)	(453,341)	(4,398,101)	39,309
Change in unrealized gain (loss) on investments	(8,988,636)	(138,379)	3,194,497	5,196	494,241	596,544	10,097,082	233,886

Net gain (loss) on investments	(4,038,945)	(93,930)	4,888,085	980	239,101	143,203	5,698,981	273,195

Reinvested capital gains	9,655,851	301,802	-	-	-	-	-	7,419

Net increase (decrease) in contract owners’ equity resulting from operations	$10,872,916	281,804	4,768,719	917	227,641	171,873	5,908,865	287,598

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF	SAM
Reinvested dividends	$8,733	1,367,832	5,834,010	2,681,131	1,996,533	7,656	1,460,424	502
Mortality and expense risk charges (note 2)	(8,877)	(735,731)	(3,558,959)	(1,803,893)	(1,121,156)	(21,954)	(1,341,201)	(3,968,338)

Net investment income (loss)	(144)	632,101	2,275,051	877,238	875,377	(14,298)	119,223	(3,967,836)

Realized gain (loss) on investments	16,632	(528,713)	(5,364,250)	(6,689,409)	(2,434,915)	(2,607,221)	668,115	-
Change in unrealized gain (loss) on investments	42,983	2,486,787	29,044,386	20,329,521	7,721,154	2,869,155	24,964,675	-

Net gain (loss) on investments	59,615	1,958,074	23,680,136	13,640,112	5,286,239	261,934	25,632,790	-

Reinvested capital gains	1,686	166,254	-	-	-	-	124,371	-

Net increase (decrease) in contract owners’ equity resulting from operations	$61,157	2,756,429	25,955,187	14,517,350	6,161,616	247,636	25,876,384	(3,967,836)

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$95	488,628	52	315,683	12,970	14,188	-	51,650
Mortality and expense risk charges (note 2)	(123)	(738,497)	(32)	(172,629)	(11,909)	(269,864)	(17,717)	(78,354)

Net investment income (loss)	(28)	(249,869)	20	143,054	1,061	(255,676)	(17,717)	(26,704)

Realized gain (loss) on investments	(970)	2,081,973	(110)	(3,812,622)	(315,994)	1,206,613	43,222	(205,887)
Change in unrealized gain (loss) on investments	1,747	5,856,229	198	4,243,150	328,212	668,604	41,508	130,707

Net gain (loss) on investments	777	7,938,202	88	430,528	12,218	1,875,217	84,730	(75,180)

Reinvested capital gains	-	-	-	-	-	1,118,211	39,440	348,076

Net increase (decrease) in contract owners’ equity resulting from operations	$749	7,688,333	108	573,582	13,279	2,737,752	106,453	246,192

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$24,336	-	-	974,212	-	-	701,060	4,603
Mortality and expense risk charges (note 2)	(75,058)	(1,152,256)	(92,638)	(878,865)	(301,985)	(9,617)	(1,310,469)	(21,995)

Net investment income (loss)	(50,722)	(1,152,256)	(92,638)	95,347	(301,985)	(9,617)	(609,409)	(17,392)

Realized gain (loss) on investments	163,146	5,261,698	257,437	2,955,674	(1,319,049)	(5,150)	(9,908,916)	(210,338)
Change in unrealized gain (loss) on investments	132,358	19,775,865	1,462,680	6,142,025	7,327,167	118,205	36,677,316	482,568

Net gain (loss) on investments	295,504	25,037,563	1,720,117	9,097,699	6,008,118	113,055	26,768,400	272,230

Reinvested capital gains	207,149	-	-	3,384,013	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$451,931	23,885,307	1,627,479	12,577,059	5,706,133	103,438	26,158,991	254,838

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL
Reinvested dividends	$332,160	1,438	4,672,634	240,409	-	-	-	-
Mortality and expense risk charges (note 2)	(1,314,414)	(50,649)	(872,284)	(211,829)	(3,345)	(37,987)	(1,493)	(29,860)

Net investment income (loss)	(982,254)	(49,211)	3,800,350	28,580	(3,345)	(37,987)	(1,493)	(29,860)

Realized gain (loss) on investments	(14,481,957)	(435,338)	(3,154,503)	39,677	10,772	2,043,904	(73,314)	(2,198,108)
Change in unrealized gain (loss) on investments	40,966,066	1,030,722	6,246,020	152,590	16,283	(1,758,726)	86,661	2,576,510

Net gain (loss) on investments	26,484,109	595,384	3,091,517	192,267	27,055	285,178	13,347	378,402

Reinvested capital gains	-	-	-	29,857	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,501,855	546,173	6,891,867	250,704	23,710	247,191	11,854	348,542

Investment Activity:	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD	PMVLAD
Reinvested dividends	$24,239	724	86,909	415,309	1,913,207	1,630,581	73,659	450,610
Mortality and expense risk charges (note 2)	(339,832)	(14,698)	(54,496)	(320,466)	(1,156,194)	(364,707)	(63,279)	(336,181)

Net investment income (loss)	(315,593)	(13,974)	32,413	94,843	757,013	1,265,874	10,380	114,429

Realized gain (loss) on investments	3,352	7,683	486,042	(804,439)	6,326,928	(1,520,958)	38,029	(1,151)
Change in unrealized gain (loss) on investments	1,595,745	41,915	(877,268)	4,346,272	10,699,688	1,473,189	347,535	819,202

Net gain (loss) on investments	1,599,097	49,598	(391,226)	3,541,833	17,026,616	(47,769)	385,564	818,051

Reinvested capital gains	142,197	3,683	536,722	-	8,019,861	-	61,485	111,657

Net increase (decrease) in contract owners’ equity resulting from operations	$1,425,701	39,307	177,909	3,636,676	25,803,490	1,218,105	457,429	1,044,137

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2	IVHS
Reinvested dividends	$4,294	248	723	5,662	-	4,131	6,604	-
Mortality and expense risk charges (note 2)	(3,001)	(944)	(1,235)	(17,763)	(17,716)	(6,153)	(17,048)	(1,212)

Net investment income (loss)	1,293	(696)	(512)	(12,101)	(17,716)	(2,022)	(10,444)	(1,212)

Realized gain (loss) on investments	(25,010)	1,164	(425)	47,087	189,048	849	(11,774)	(11,304)
Change in unrealized gain (loss) on investments	38,809	3,029	13,429	107,799	37,163	39,686	75,200	15,412

Net gain (loss) on investments	13,799	4,193	13,004	154,886	226,211	40,535	63,426	4,108

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,092	3,497	12,492	142,785	208,495	38,513	52,982	2,896

Investment Activity:	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI
Reinvested dividends	$17,119	-	4,705	37,406	989,143	18,749	1,157,178	39,749
Mortality and expense risk charges (note 2)	(3,731)	(27,989)	(29,734)	(150,572)	(738,505)	(28,929)	(793,503)	(20,873)

Net investment income (loss)	13,388	(27,989)	(25,029)	(113,166)	250,638	(10,180)	363,675	18,876

Realized gain (loss) on investments	(62,711)	(169,440)	81,174	1,627,372	(1,500,432)	(60,331)	430,039	89,442
Change in unrealized gain (loss) on investments	101,454	349,649	57,337	(42,881)	9,073,806	232,364	1,833,868	149,839

Net gain (loss) on investments	38,743	180,209	138,511	1,584,491	7,573,374	172,033	2,263,907	239,281

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$52,131	152,220	113,482	1,471,325	7,824,012	161,853	2,627,582	258,157

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	DVSCS	DSIF
Reinvested dividends	$3,336	231,915	10,392	69	2,508,670	51,053	172,397	5,989,659
Mortality and expense risk charges (note 2)	(2,429)	(119,613)	(8,662)	(1,040)	(1,755,954)	(62,792)	(304,660)	(3,661,042)

Net investment income (loss)	907	112,302	1,730	(971)	752,716	(11,739)	(132,263)	2,328,617

Realized gain (loss) on investments	3,455	628,565	(10,687)	5,845	(40,368,903)	(941,497)	(590,013)	7,866,902
Change in unrealized gain (loss) on investments	11,279	828,738	88,017	12,279	54,692,187	1,268,133	6,113,604	32,392,551

Net gain (loss) on investments	14,734	1,457,303	77,330	18,124	14,323,284	326,636	5,523,591	40,259,453

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,641	1,569,605	79,060	17,153	15,076,000	314,897	5,391,328	42,588,070

Investment Activity:	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS
Reinvested dividends	$382,816	723	1,226,515	33,207	889	4,382	4,317	3,074
Mortality and expense risk charges (note 2)	(466,537)	(1,855)	(617,592)	(30,064)	(1,230)	(2,467)	(11,888)	(729)

Net investment income (loss)	(83,721)	(1,132)	608,923	3,143	(341)	1,915	(7,571)	2,345

Realized gain (loss) on investments	1,303,082	5,071	(1,187,204)	(23,319)	(64,814)	(59,593)	39,295	(117,852)
Change in unrealized gain (loss) on investments	4,273,277	6,784	7,903,281	216,900	93,355	59,025	23,346	121,201

Net gain (loss) on investments	5,576,359	11,855	6,716,077	193,581	28,541	(568)	62,641	3,349

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,492,638	10,723	7,325,000	196,724	28,200	1,347	55,070	5,694

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2
Reinvested dividends	$267,448	80,662	7,664,996	325,142	5,651	2,871	316,198	83,828
Mortality and expense risk charges (note 2)	(55,589)	(6,049)	(1,715,279)	(119,664)	(181,217)	(20,665)	(3,874,141)	(270,124)

Net investment income (loss)	211,859	74,613	5,949,717	205,478	(175,566)	(17,794)	(3,557,943)	(186,296)

Realized gain (loss) on investments	(185,299)	(136,793)	(1,515,432)	(57,150)	(2,399,028)	(222,251)	(67,722,185)	(4,634,838)
Change in unrealized gain (loss) on investments	314,327	87,939	6,203,379	257,906	3,800,265	466,766	118,538,242	8,440,692

Net gain (loss) on investments	129,028	(48,854)	4,687,947	200,756	1,401,237	244,515	50,816,057	3,805,854

Reinvested capital gains	-	-	-	-	4	-	5,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	$340,887	25,759	10,637,664	406,234	1,225,675	226,721	47,263,688	3,619,558

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$4,216,470	102,081	184,566	1,224	166,573	2,888	90,487	6,042
Mortality and expense risk charges (note 2)	(2,880,314)	(125,031)	(100,651)	(1,241)	(80,946)	(2,780)	(39,839)	(5,386)

Net investment income (loss)	1,336,156	(22,950)	83,915	(17)	85,627	108	50,648	656

Realized gain (loss) on investments	(13,265,659)	(577,910)	(334,601)	(1,204)	(265,707)	(3,640)	(331,622)	(22,435)
Change in unrealized gain (loss) on investments	44,718,030	1,397,027	1,076,956	6,728	1,057,117	19,341	768,262	64,392

Net gain (loss) on investments	31,452,371	819,117	742,355	5,524	791,410	15,701	436,640	41,957

Reinvested capital gains	-	-	164,953	1,215	59,649	1,174	32,443	2,627

Net increase (decrease) in contract owners’ equity resulting from operations	$32,788,527	796,167	991,223	6,722	936,686	16,983	519,731	45,240

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2
Reinvested dividends	$620	282,489	761	4,352,639	4,765,188	2,636,360	122,958	9,869
Mortality and expense risk charges (note 2)	(225,257)	(1,813,762)	(49,368)	(666,862)	(553,710)	(926,225)	(474,144)	(164,449)

Net investment income (loss)	(224,637)	(1,531,273)	(48,607)	3,685,777	4,211,478	1,710,135	(351,186)	(154,580)

Realized gain (loss) on investments	4,288,142	8,031,789	79,074	(2,488,184)	7,385,023	1,262,221	(2,007,535)	(435,506)
Change in unrealized gain (loss) on investments	603,836	27,213,484	482,723	5,975,252	(5,627,418)	1,384,792	12,405,724	2,606,641

Net gain (loss) on investments	4,891,978	35,245,273	561,797	3,487,068	1,757,605	2,647,013	10,398,189	2,171,135

Reinvested capital gains	-	554,337	8,857	-	-	823,517	138,430	28,966

Net increase (decrease) in contract owners’ equity resulting from operations	$4,667,341	34,268,337	522,047	7,172,845	5,969,083	5,180,665	10,185,433	2,045,521

Investment Activity:	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3
Reinvested dividends	$263,999	46,903	445,159	62,044	3,312,204	10,691	149,506	175,723
Mortality and expense risk charges (note 2)	(227,067)	(81,621)	(414,526)	(179,867)	(596,904)	(9,940)	(204,873)	(147,621)

Net investment income (loss)	36,932	(34,718)	30,633	(117,823)	2,715,300	751	(55,367)	28,102

Realized gain (loss) on investments	225,391	(334,369)	(3,433,701)	683,837	(3,344,936)	(4,387)	(18,937)	1,281,542
Change in unrealized gain (loss) on investments	1,925,014	691,385	6,910,124	2,514,617	6,055,740	115,813	4,240,044	588,045

Net gain (loss) on investments	2,150,405	357,016	3,476,423	3,198,454	2,710,804	111,426	4,221,107	1,869,587

Reinvested capital gains	38,823	7,606	65,465	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,226,160	329,904	3,572,521	3,080,631	5,426,104	112,177	4,165,740	1,897,689

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP
Reinvested dividends	$538	136,601	717,858	90,277	1,201	-	-	3,356
Mortality and expense risk charges (note 2)	(369)	(106,598)	(605,659)	(49,212)	(4,793)	-	(6,543)	(7,263)

Net investment income (loss)	169	30,003	112,199	41,065	(3,592)	-	(6,543)	(3,907)

Realized gain (loss) on investments	(24)	(723,139)	886,022	290,145	31,150	90	(20,163)	23,859
Change in unrealized gain (loss) on investments	1,658	1,051,148	5,253,681	3,710	17,173	(155)	123,210	482

Net gain (loss) on investments	1,634	328,009	6,139,703	293,855	48,323	(65)	103,047	24,341

Reinvested capital gains	-	-	130,740	339	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,803	358,012	6,382,642	335,259	44,731	(65)	96,504	20,434

Investment Activity:	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS
Reinvested dividends	$12	-	1,394	-	241,607	1,426,051	988,785	36,533
Mortality and expense risk charges (note 2)	(50)	(18,315)	(50,819)	(52,118)	(1,396,157)	(1,120,261)	(759,179)	(51,559)

Net investment income (loss)	(38)	(18,315)	(49,425)	(52,118)	(1,154,550)	305,790	229,606	(15,026)

Realized gain (loss) on investments	180	115,209	(921,657)	499,905	32,859,974	440,510	5,468,830	354,292
Change in unrealized gain (loss) on investments	703	84,375	1,817,749	(297,601)	(23,460,400)	12,003,076	3,094,202	(1,021)

Net gain (loss) on investments	883	199,584	896,092	202,304	9,399,574	12,443,586	8,563,032	353,271

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$845	181,269	846,667	150,186	8,245,024	12,749,376	8,792,638	338,245

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$128,447	7,755	1,548	1,326,230	27,989	55,246	753	-
Mortality and expense risk charges (note 2)	(24,023)	(1,448)	(325)	(1,299,679)	(52,838)	(101,015)	(2,274)	(632,528)

Net investment income (loss)	104,424	6,307	1,223	26,551	(24,849)	(45,769)	(1,521)	(632,528)

Realized gain (loss) on investments	312,340	(45,261)	(9,833)	3,993,309	58,379	2,136,446	(827)	538,121
Change in unrealized gain (loss) on investments	(141,364)	54,934	11,763	11,592,779	353,557	(370,019)	38,173	13,595,269

Net gain (loss) on investments	170,976	9,673	1,930	15,586,088	411,936	1,766,427	37,346	14,133,390

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$275,400	15,980	3,153	15,612,639	387,087	1,720,658	35,825	13,500,862

Investment Activity:	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ
Reinvested dividends	$369,157	12,652	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(81,920)	(9,896)	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Net investment income (loss)	287,237	2,756	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Realized gain (loss) on investments	29,557	8,924	(14,258)	2,659	(2,742)	18,283	66,256	5,208
Change in unrealized gain (loss) on investments	226,229	38,145	46,699	26,575	17,338	151,131	(10,447)	189,231

Net gain (loss) on investments	255,786	47,069	32,441	29,234	14,596	169,414	55,809	194,439

Reinvested capital gains	-	7,699	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$543,023	57,524	29,858	27,748	12,944	159,464	51,374	184,471

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS
Reinvested dividends	$-	-	-	70,332	172	-	11,081	35,021
Mortality and expense risk charges (note 2)	(23,908)	(783)	(274)	(31,682)	(139)	(27,993)	(145,062)	(57,110)

Net investment income (loss)	(23,908)	(783)	(274)	38,650	33	(27,993)	(133,981)	(22,089)

Realized gain (loss) on investments	444	3,726	2,565	52,023	(872)	123,396	9,992	180,137
Change in unrealized gain (loss) on investments	364,878	15,725	417	5,986	2,136	136,702	1,107,419	310,482

Net gain (loss) on investments	365,322	19,451	2,982	58,009	1,264	260,098	1,117,411	490,619

Reinvested capital gains	-	-	-	89,849	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$341,414	18,668	2,708	186,508	1,297	232,105	983,430	468,530

Investment Activity:	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2	VWEMR	VWEM	VWHAR
Reinvested dividends	$17,182	-	198,037	-	-	133,786	113,128	130,272
Mortality and expense risk charges (note 2)	(9,633)	(78,843)	(176,111)	(5,864)	(14)	(221,263)	(197,009)	(416,269)

Net investment income (loss)	7,549	(78,843)	21,926	(5,864)	(14)	(87,477)	(83,881)	(285,997)

Realized gain (loss) on investments	(70,350)	3,244,156	(47,503)	62,630	-	387,993	(2,416,423)	(1,883,245)
Change in unrealized gain (loss) on investments	290,591	(2,321,877)	1,873,491	104,225	-	3,864,473	6,681,269	11,882,217

Net gain (loss) on investments	220,241	922,279	1,825,988	166,855	-	4,252,466	4,264,846	9,998,972

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$227,790	843,436	1,847,914	160,991	(14)	4,164,989	4,180,965	9,712,975

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$53,597	2,751,739	1,111,603	4,515,727	1,306,412	250,852	30,084	-
Mortality and expense risk charges (note 2)	(155,105)	(2,904,090)	(639,534)	(1,336,290)	(1,485,463)	(251,106)	(125,436)	(478,276)

Net investment income (loss)	(101,508)	(152,351)	472,069	3,179,437	(179,051)	(254)	(95,352)	(478,276)

Realized gain (loss) on investments	978,613	14,320,070	2,913,056	(364,042)	2,035,709	(190,096)	(252,796)	(3,784,161)
Change in unrealized gain (loss) on investments	2,899,851	2,019,798	4,008,209	2,688,985	21,143,520	3,206,588	2,505,467	9,246,495

Net gain (loss) on investments	3,878,464	16,339,868	6,921,265	2,324,943	23,179,229	3,016,492	2,252,671	5,462,334

Reinvested capital gains	-	-	810,129	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,776,956	16,187,517	8,203,463	5,504,380	23,000,178	3,016,238	2,157,319	4,984,058

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP
Reinvested dividends	$914,599	6,611,406	434,967	269,856	-	5,377	25,796	216,963
Mortality and expense risk charges (note 2)	(1,639,820)	(961,238)	(510,079)	(219,516)	(51,497)	(177,479)	(377,262)	(15,627)

Net investment income (loss)	(725,221)	5,650,168	(75,112)	50,340	(51,497)	(172,102)	(351,466)	201,336

Realized gain (loss) on investments	9,136,456	(203,625)	3,086,974	(1,573,378)	(127,012)	459,753	-	(671,949)
Change in unrealized gain (loss) on investments	6,033,273	5,314,572	2,340,000	3,713,164	1,761,449	3,857,811	-	519,714

Net gain (loss) on investments	15,169,729	5,110,947	5,426,974	2,139,786	1,634,437	4,317,564	-	(152,235)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,444,508	10,761,115	5,351,862	2,190,126	1,582,940	4,145,462	(351,466)	49,101

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG
Reinvested dividends	$188,888	-	-	6,697	560,427	2,064	-
Mortality and expense risk charges (note 2)	(115,894)	(972,461)	(797,455)	(101,378)	(725,862)	(4,852)	(77,523)

Net investment income (loss)	72,994	(972,461)	(797,455)	(94,681)	(165,435)	(2,788)	(77,523)

Realized gain (loss) on investments	(984,825)	6,513,220	2,261,234	(98,232)	366,368	28,732	1,223,633
Change in unrealized gain (loss) on investments	3,303,735	576,821	15,717,745	2,200,472	9,574,380	29,648	365,873

Net gain (loss) on investments	2,318,910	7,090,041	17,978,979	2,102,240	9,940,748	58,380	1,589,506

Reinvested capital gains	-	2,531,297	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,391,904	8,648,877	17,181,524	2,007,559	9,775,313	55,592	1,511,983

See accompanying notes to financial statements.

27

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		BBCMAG		BBGI		BBCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$31,584,156	69,066,562	743	(3,901)	(249)	(3,578)	(937)	(12,467)
Realized gain (loss) on investments	(56,533,762)	(679,416,549)	(107,659)	(269,562)	(687,004)	(805,753)	(524,360)	(187,904)
Change in unrealized gain (loss) on investments	885,246,152	2,141,717,605	195,441	400,950	813,200	1,071,310	506,384	438,221
Reinvested capital gains	38,426,055	109,584,169	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	898,722,601	1,640,951,787	88,525	127,487	125,947	261,979	(18,913)	237,850

Equity transactions:
Purchase payments received from contract owners (note 3)	175,161,828	213,963,897	7,901	(8,897)	21,499	25,760	1,249	15,355
Transfers between funds	-	-	21,843	(123)	(111,260)	(346,129)	(1,089,532)	(12)
Redemptions (note 3)	(1,485,445,815)	(1,535,732,127)	(166,097)	(221,819)	(452,368)	(336,773)	(13,956)	(244,251)
Annuity benefits	(5,840,577)	(5,109,456)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(199,103)	(226,624)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,454,198)	(3,951,708)	(196)	(580)	(1,045)	(159)	-	(89)
Adjustments to maintain reserves	(78,577)	(110,835)	(2)	(28)	(44)	(31)	(7)	(52)

Net equity transactions	(1,317,856,442)	(1,331,166,853)	(136,551)	(231,447)	(543,217)	(657,332)	(1,102,246)	(229,049)

Net change in contract owners’ equity	(419,133,841)	309,784,934	(48,026)	(103,960)	(417,270)	(395,353)	(1,121,159)	8,801
Contract owners’ equity beginning of period	7,961,391,641	7,651,606,707	780,089	884,049	1,698,220	2,093,573	1,121,159	1,112,358

Contract owners’ equity end of period	$7,542,257,800	7,961,391,641	732,063	780,089	1,280,950	1,698,220	-	1,121,159

CHANGES IN UNITS:
Beginning units	631,032,455	721,371,476	79,522	110,981	181,163	261,627	93,676	117,435
Units purchased	193,534,437	275,440,652	7,189	1,099	4,723	9,325	89	8,541
Units redeemed	(283,851,700)	(365,779,673)	(20,723)	(32,558)	(62,499)	(89,789)	(93,765)	(32,300)

Ending units	540,715,192	631,032,455	65,988	79,522	123,387	181,163	-	93,676

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MLVGA3		CSIEF3		WSCP		HVIE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$70,591	141,162	(9,270)	(621)	(41,985)	(12,857)	(1)	-
Realized gain (loss) on investments	407,938	59,155	4,440	19	121,503	11,810	1	-
Change in unrealized gain (loss) on investments	1,343,809	521,553	114,790	12,049	511,185	407,313	42	-
Reinvested capital gains	169,611	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,991,949	721,870	109,960	11,447	590,703	406,266	42	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,171,643	270,186	1,655	55	101,230	18,839	-	-
Transfers between funds	14,396,359	15,799,366	(75,476)	1,185,824	(202,190)	4,778,356	4,880	-
Redemptions (note 3)	(3,978,794)	(676,123)	(122,425)	(1,827)	(780,022)	(128,128)	-	-
Annuity benefits	(16,063)	(3,681)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(96)	(21)	(2)	-	(94)	(24)	-	-
Contingent deferred sales charges (note 2)	(938)	(1,476)	(48)	(5)	(563)	(19)	-	-
Adjustments to maintain reserves	(1,023)	(112)	506	(46)	(96)	11	-	-

Net equity transactions	11,571,088	15,388,139	(195,790)	1,184,001	(881,735)	4,669,035	4,880	-

Net change in contract owners’ equity	13,563,037	16,110,009	(85,830)	1,195,448	(291,032)	5,075,301	4,922	-
Contract owners’ equity beginning of period	16,110,009	-	1,195,448	-	5,075,301	-	-	-

Contract owners’ equity end of period	$29,673,046	16,110,009	1,109,618	1,195,448	4,784,269	5,075,301	4,922	-

CHANGES IN UNITS:
Beginning units	1,329,525	-	118,233	-	465,051	-	-	-
Units purchased	1,730,348	1,472,293	39,993	118,413	13,555	485,940	479	-
Units redeemed	(809,032)	(142,768)	(59,437)	(180)	(91,515)	(20,889)	(2)	-

Ending units	2,250,841	1,329,525	98,789	118,233	387,091	465,051	477	-

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HVSIT		JPMMV1		JABS		JACAS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2)	-	10,097	(81,061)	1,428	1,549	(1,150,038)	(1,362,426)
Realized gain (loss) on investments	53	-	782,473	235,837	1,409	741	10,793,264	6,549,275
Change in unrealized gain (loss) on investments	4	-	1,394,609	2,545,147	4,603	16,911	(4,098,525)	38,820,781
Reinvested capital gains	-	-	-	-	-	3,877	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55	-	2,187,179	2,699,923	7,440	23,078	5,544,701	44,007,630

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	105,717	42,418	-	50	2,478,918	2,743,945
Transfers between funds	15,259	-	307,064	9,246,326	-	6,108	(5,022,668)	5,252,337
Redemptions (note 3)	-	-	(1,685,760)	(988,531)	(7,268)	(6,892)	(20,035,823)	(18,927,419)
Annuity benefits	-	-	(2,425)	(1,362)	(409)	(282)	(42,040)	(25,688)
Contract maintenance charges (note 2)	-	-	(374)	(190)	1	-	(2,690)	(3,141)
Contingent deferred sales charges (note 2)	-	-	(747)	(1,003)	-	-	(26,096)	(51,463)
Adjustments to maintain reserves	2	-	(1,160)	2,339	39	(14)	(2,348)	57,400

Net equity transactions	15,261	-	(1,277,686)	8,299,997	(7,637)	(1,030)	(22,652,747)	(10,954,029)

Net change in contract owners’ equity	15,316	-	909,493	10,999,920	(197)	22,048	(17,108,046)	33,053,601
Contract owners’ equity beginning of period	-	-	10,999,920	-	113,433	91,385	138,973,393	105,919,792

Contract owners’ equity end of period	$15,316	-	11,909,413	10,999,920	113,236	113,433	121,865,347	138,973,393

CHANGES IN UNITS:
Beginning units	-	-	921,638	-	7,927	7,919	14,689,565	15,992,721
Units purchased	1,674	-	190,347	1,121,053	39	1,152	1,589,579	4,124,757
Units redeemed	(318)	-	(294,557)	(199,415)	(557)	(1,144)	(4,014,211)	(5,427,913)

Ending units	1,356	-	817,428	921,638	7,409	7,927	12,264,933	14,689,565

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAGTS2		JAGTS		JARLCS		JAIGS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(147,605)	(131,639)	(196,497)	(176,543)	96	(2,711)	(685,413)	(628,943)
Realized gain (loss) on investments	316,299	278,524	805,632	(23,221)	894	(787,140)	2,409,923	(3,933,548)
Change in unrealized gain (loss) on investments	2,482,442	5,154,528	3,240,262	7,483,498	(544)	906,460	21,432,682	47,489,460
Reinvested capital gains	-	-	-	-	-	-	-	2,369,924

Net increase (decrease) in contract owners’ equity resulting from operations	2,651,136	5,301,413	3,849,397	7,283,734	446	116,609	23,157,192	45,296,893

Equity transactions:
Purchase payments received from contract owners (note 3)	806,542	602,350	128,552	211,803	11	3,613	2,866,917	2,925,196
Transfers between funds	2,620,446	709,197	(985,517)	(606,592)	(6,742)	(1,597,596)	1,440,069	15,394,785
Redemptions (note 3)	(2,191,966)	(2,356,313)	(2,374,682)	(2,072,844)	19	(123,657)	(17,389,236)	(13,437,090)
Annuity benefits	-	-	(2,308)	(1,833)	(177)	(636)	(27,537)	(23,173)
Contract maintenance charges (note 2)	(403)	(490)	(669)	(712)	-	(10)	(2,885)	(3,027)
Contingent deferred sales charges (note 2)	(4,828)	(10,197)	(1,697)	(3,612)	-	(469)	(37,696)	(48,397)
Adjustments to maintain reserves	(158)	74,097	(5,572)	(5,423)	6	(106)	3,335	(4,598)

Net equity transactions	1,229,632	(981,356)	(3,241,893)	(2,479,213)	(6,883)	(1,718,861)	(13,147,034)	4,803,696

Net change in contract owners’ equity	3,880,768	4,320,057	607,504	4,804,521	(6,437)	(1,602,252)	10,010,158	50,100,589
Contract owners’ equity beginning of period	12,931,641	8,611,584	19,213,326	14,408,805	6,437	1,608,689	111,696,500	61,595,911

Contract owners’ equity end of period	$16,812,409	12,931,641	19,820,830	19,213,326	-	6,437	121,706,658	111,696,500

CHANGES IN UNITS:
Beginning units	1,031,386	1,067,580	4,618,124	5,376,361	475	140,574	4,589,729	4,486,666
Units purchased	540,662	718,595	17,929	47,000	1	45,295	1,127,414	2,024,382
Units redeemed	(484,060)	(754,789)	(765,194)	(805,237)	(476)	(185,394)	(1,674,103)	(1,921,319)

Ending units	1,087,988	1,031,386	3,870,859	4,618,124	-	475	4,043,040	4,589,729

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAIGS		MIGSC		MMCGSC		MNDSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(435,049)	(460,539)	(1,786)	(1,377)	(29,153)	(26,044)	(20,890)	(17,628)
Realized gain (loss) on investments	9,225,218	4,928,002	1,972	(1,393)	(26,771)	(88,015)	(5,076)	(68,745)
Change in unrealized gain (loss) on investments	7,949,018	31,358,613	17,222	56,691	435,360	587,668	345,445	524,183
Reinvested capital gains	-	1,949,340	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,739,187	37,775,416	17,408	53,921	379,436	473,609	319,479	437,810

Equity transactions:
Purchase payments received from contract owners (note 3)	636,150	886,150	-	(195)	11,907	1,485	9,301	1,230
Transfers between funds	(3,619,665)	(2,752,353)	(220)	5,393	(43,801)	6,539	156	84,239
Redemptions (note 3)	(12,596,333)	(10,519,223)	(16,600)	(5,641)	(254,124)	(169,267)	(260,082)	(53,851)
Annuity benefits	(16,464)	(15,338)	(6,405)	(5,842)	-	-	-	-
Contract maintenance charges (note 2)	(1,543)	(1,549)	1	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12,706)	(17,582)	(339)	(17)	(170)	(1,736)	(222)	(262)
Adjustments to maintain reserves	2,676	(2,088)	(164)	97	96	(65)	(313)	286

Net equity transactions	(15,607,884)	(12,421,983)	(23,726)	(6,205)	(286,091)	(163,044)	(251,159)	31,642

Net change in contract owners’ equity	1,131,303	25,353,433	(6,318)	47,716	93,345	310,565	68,320	469,452
Contract owners’ equity beginning of period	79,592,841	54,239,408	194,959	147,243	1,610,125	1,299,560	1,173,015	703,563

Contract owners’ equity end of period	$80,724,144	79,592,841	188,641	194,959	1,703,470	1,610,125	1,241,335	1,173,015

CHANGES IN UNITS:
Beginning units	5,558,077	6,684,942	17,463	18,125	210,034	234,916	106,493	101,953
Units purchased	49,333	124,988	-	688	6,194	20,743	15,204	25,562
Units redeemed	(1,046,463)	(1,251,853)	(2,204)	(1,350)	(40,997)	(45,625)	(37,361)	(21,022)

Ending units	4,560,947	5,558,077	15,259	17,463	175,231	210,034	84,336	106,493

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFSC		MVIVSC		MSVFI		MSVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$63,600	(10,470)	(3,132)	-	207,944	474,490	23,553	55,591
Realized gain (loss) on investments	(2,225,769)	(4,199,319)	12,252	-	84,494	(193,713)	(48,054)	(25,994)
Change in unrealized gain (loss) on investments	5,447,120	10,394,323	72,467	-	(6,107)	182,335	64,038	32,877
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,284,951	6,184,534	81,587	-	286,331	463,112	39,537	62,474

Equity transactions:
Purchase payments received from contract owners (note 3)	1,233,430	816,327	106,889	-	186,137	129,846	8,717	-
Transfers between funds	424,074	5,359,412	835,173	-	(169,084)	(3,023,753)	231,989	14,018
Redemptions (note 3)	(5,440,171)	(4,251,942)	(6,367)	-	(774,478)	(1,106,061)	(207,272)	(114,584)
Annuity benefits	(33,222)	(17,140)	-	-	-	-	(10,905)	(10,781)
Contract maintenance charges (note 2)	(1,012)	(1,063)	-	-	(77)	(303)	1	-
Contingent deferred sales charges (note 2)	(8,459)	(11,001)	(21)	-	(804)	(4,221)	(114)	(858)
Adjustments to maintain reserves	4	21,045	(16)	-	(156)	2,059	(8)	(61)

Net equity transactions	(3,825,355)	1,915,638	935,657	-	(758,462)	(4,002,433)	22,408	(112,266)

Net change in contract owners’ equity	(540,404)	8,100,172	1,017,244	-	(472,131)	(3,539,321)	61,945	(49,792)
Contract owners’ equity beginning of period	36,810,961	28,710,789	-	-	4,149,190	7,688,511	826,070	875,862

Contract owners’ equity end of period	$36,270,557	36,810,961	1,017,244	-	3,677,059	4,149,190	888,015	826,070

CHANGES IN UNITS:
Beginning units	3,696,423	3,458,496	-	-	397,097	797,752	63,439	75,504
Units purchased	865,222	2,046,178	107,371	-	6,106,500	873,688	30,570	5,764
Units redeemed	(1,262,585)	(1,808,251)	(12,890)	-	(6,171,237)	(1,274,343)	(27,288)	(17,829)

Ending units	3,299,060	3,696,423	94,481	-	332,360	397,097	66,721	63,439

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSVMG		MSVRE		NVAGF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$388,894	887,135	(907)	(79,371)	7,016	2,132,202	71,641	30,329
Realized gain (loss) on investments	(84,500)	(453,053)	4,401	(6,911,501)	113,371	(118,691,386)	34,192	8,210
Change in unrealized gain (loss) on investments	757,864	2,824,653	10,914	10,827,887	154,463	121,284,727	(44,200)	(7,890)
Reinvested capital gains	-	-	-	-	-	-	34,865	4,490

Net increase (decrease) in contract owners’ equity resulting from operations	1,062,258	3,258,735	14,408	3,837,015	274,850	4,725,543	96,498	35,139

Equity transactions:
Purchase payments received from contract owners (note 3)	88,406	106,914	37	250,427	13,145	776,904	16,461	12,910
Transfers between funds	(610,897)	(822,603)	17,477	(12,017,677)	(96,252)	(92,059,094)	697,200	995,682
Redemptions (note 3)	(2,132,358)	(2,296,012)	(18,004)	(1,454,122)	(245,466)	(7,924,155)	(246,363)	(69,376)
Annuity benefits	(9,660)	(9,846)	(1,315)	(3,390)	(11,894)	(25,093)	-	-
Contract maintenance charges (note 2)	(260)	(336)	(14)	(221)	(118)	(2,294)	(2)	(3)
Contingent deferred sales charges (note 2)	(2,043)	(5,906)	(1)	(2,038)	(214)	(27,812)	(46)	(30)
Adjustments to maintain reserves	(467)	(654)	(1,458)	(47,959)	2,150	4,197	(338)	(14)

Net equity transactions	(2,667,279)	(3,028,443)	(3,278)	(13,274,980)	(338,649)	(99,257,347)	466,912	939,169

Net change in contract owners’ equity	(1,605,021)	230,292	11,130	(9,437,965)	(63,799)	(94,531,804)	563,410	974,308
Contract owners’ equity beginning of period	13,345,338	13,115,046	55,889	9,493,854	1,180,599	95,712,403	974,308	-

Contract owners’ equity end of period	$11,740,317	13,345,338	67,019	55,889	1,116,800	1,180,599	1,537,718	974,308

CHANGES IN UNITS:
Beginning units	466,768	586,733	4,834	1,708,103	47,730	5,202,889	85,960	-
Units purchased	20,915	47,736	2,757	843,541	1,486	618,853	118,628	99,992
Units redeemed	(110,175)	(167,701)	(1,095)	(2,546,810)	(13,983)	(5,774,012)	(78,725)	(14,032)

Ending units	377,508	466,768	6,496	4,834	35,233	47,730	125,863	85,960

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$152,590	948	1,169	-	114,043	(379,310)	275,945	(269,914)
Realized gain (loss) on investments	101,418	3,794	10,180	-	(2,412,778)	(2,838,254)	694,437	(3,729,975)
Change in unrealized gain (loss) on investments	2,830,584	13,851	57,218	-	5,741,498	9,026,556	570,183	7,240,981
Reinvested capital gains	372,605	13,244	8,014	-	-	836,324	-	9,965

Net increase (decrease) in contract owners’ equity resulting from operations	3,457,197	31,837	76,581	-	3,442,763	6,645,316	1,540,565	3,251,057

Equity transactions:
Purchase payments received from contract owners (note 3)	244,987	29,111	41,354	-	1,049,843	1,536,979	763,309	483,396
Transfers between funds	174,239,861	363,916	3,647,837	-	250,710	2,815,926	1,205,534	3,208,035
Redemptions (note 3)	(2,151,859)	(32,806)	(230,045)	-	(6,971,963)	(5,240,766)	(6,223,556)	(5,818,847)
Annuity benefits	(6,599)	(11)	-	-	(74,385)	(66,777)	(60,731)	(46,432)
Contract maintenance charges (note 2)	(237)	(9)	-	-	(1,010)	(922)	(391)	(417)
Contingent deferred sales charges (note 2)	(4,976)	-	-	-	(9,045)	(6,481)	(12,376)	(9,636)
Adjustments to maintain reserves	(5,778)	(13)	12	-	1,353	(681)	(491)	(519)

Net equity transactions	172,315,399	360,188	3,459,159	-	(5,754,497)	(962,722)	(4,328,702)	(2,184,420)

Net change in contract owners’ equity	175,772,596	392,025	3,535,740	-	(2,311,734)	5,682,594	(2,788,137)	1,066,637
Contract owners’ equity beginning of period	392,025	-	-	-	36,891,031	31,208,437	31,684,732	30,618,095

Contract owners’ equity end of period	$176,164,621	392,025	3,535,740	-	34,579,297	36,891,031	28,896,595	31,684,732

CHANGES IN UNITS:
Beginning units	31,259	-	-	-	3,655,535	3,842,337	2,923,369	3,167,010
Units purchased	12,697,067	34,548	274,349	-	781,157	1,380,676	848,414	3,133,380
Units redeemed	(257,011)	(3,289)	(17,735)	-	(1,366,087)	(1,567,478)	(1,230,949)	(3,377,021)

Ending units	12,471,315	31,259	256,614	-	3,070,605	3,655,535	2,540,834	2,923,369

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(81,478)	(262,953)	(379,466)	(328,995)	(31,320)	(108,429)	2,597,566	3,067,115
Realized gain (loss) on investments	(1,709,080)	(2,508,317)	(3,209,864)	(3,543,526)	(646,824)	(1,263,463)	(1,803,639)	(4,148,468)
Change in unrealized gain (loss) on investments	4,108,005	8,592,064	9,681,197	9,293,715	1,831,687	3,531,610	3,224,192	14,256,487
Reinvested capital gains	-	1,761,984	-	3,122,179	-	244,640	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,317,447	7,582,778	6,091,867	8,543,373	1,153,543	2,404,358	4,018,119	13,175,134

Equity transactions:
Purchase payments received from contract owners (note 3)	408,316	489,752	1,389,984	909,029	517,953	680,705	79,217	84,683
Transfers between funds	716,536	4,448,817	3,162,437	10,496,698	1,582,482	3,029,225	(1,809,615)	(2,221,650)
Redemptions (note 3)	(4,065,330)	(4,280,332)	(6,893,127)	(5,023,461)	(2,091,288)	(1,322,132)	(6,934,686)	(6,729,066)
Annuity benefits	(14,476)	(17,876)	(48,756)	(32,281)	(50,834)	(37,355)	(17,271)	(21,985)
Contract maintenance charges (note 2)	(837)	(923)	(1,432)	(1,391)	(295)	(268)	(466)	(532)
Contingent deferred sales charges (note 2)	(3,848)	(12,386)	(9,958)	(12,914)	(2,427)	(3,677)	(5,552)	(8,946)
Adjustments to maintain reserves	2,055	(1,567)	2,492	(1,522)	(801)	(2,586)	(916)	(2,713)

Net equity transactions	(2,957,584)	625,485	(2,398,359)	6,334,158	(45,210)	2,343,912	(8,689,289)	(8,900,209)

Net change in contract owners’ equity	(640,137)	8,208,263	3,693,508	14,877,531	1,108,333	4,748,270	(4,671,170)	4,274,925
Contract owners’ equity beginning of period	27,756,521	19,548,258	38,841,932	23,964,401	12,169,402	7,421,132	38,395,329	34,120,404

Contract owners’ equity end of period	$27,116,384	27,756,521	42,535,440	38,841,932	13,277,735	12,169,402	33,724,159	38,395,329

CHANGES IN UNITS:
Beginning units	2,651,292	2,607,903	4,400,289	3,724,440	1,422,326	1,149,098	2,432,766	3,127,646
Units purchased	555,037	1,420,654	1,082,780	2,425,025	515,144	749,225	62,462	155,403
Units redeemed	(853,770)	(1,377,265)	(1,379,228)	(1,749,176)	(516,447)	(475,997)	(589,634)	(850,283)

Ending units	2,352,559	2,651,292	4,103,841	4,400,289	1,421,023	1,422,326	1,905,594	2,432,766

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HIBF3		GEM		GEM3		GEM6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,515,382	3,835,163	(20,558)	3,525	(566,214)	60,086	(19,010)	(6,599)
Realized gain (loss) on investments	13,861,200	(6,350,245)	(64,651)	(218,211)	(11,714,634)	(16,893,431)	(260,475)	(323,330)
Change in unrealized gain (loss) on investments	(12,613,795)	20,999,703	360,262	1,118,599	19,225,413	39,070,874	397,489	737,136
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,762,787	18,484,621	275,053	903,913	6,944,565	22,237,529	118,004	407,207

Equity transactions:
Purchase payments received from contract owners (note 3)	832,954	787,358	66,253	111,599	1,209,703	1,620,444	34,861	13,067
Transfers between funds	(21,181,442)	9,912,116	(156,085)	(94,119)	(1,774,128)	2,701,712	4,713	149,929
Redemptions (note 3)	(6,722,168)	(7,197,760)	(455,737)	(417,217)	(8,480,529)	(7,332,600)	(276,463)	(150,590)
Annuity benefits	(28,975)	(44,044)	(5,551)	(3,275)	(34,168)	(24,429)	-	-
Contract maintenance charges (note 2)	(345)	(385)	(59)	(85)	(2,888)	(3,113)	-	-
Contingent deferred sales charges (note 2)	(6,167)	(11,277)	(450)	(840)	(24,382)	(22,375)	(201)	(636)
Adjustments to maintain reserves	(3,089)	776	(191)	(123)	202	(481)	109	5

Net equity transactions	(27,109,232)	3,446,784	(551,820)	(404,060)	(9,106,190)	(3,060,842)	(236,981)	11,775

Net change in contract owners’ equity	(23,346,445)	21,931,405	(276,767)	499,853	(2,161,625)	19,176,687	(118,977)	418,982
Contract owners’ equity beginning of period	60,646,897	38,715,492	2,225,227	1,725,374	59,267,422	40,090,735	1,113,594	694,612

Contract owners’ equity end of period	$37,300,452	60,646,897	1,948,460	2,225,227	57,105,797	59,267,422	994,617	1,113,594

CHANGES IN UNITS:
Beginning units	5,022,438	4,616,958	92,773	117,608	2,343,389	2,568,733	57,783	57,587
Units purchased	3,367,157	4,610,564	1,647	10,065	515,837	1,093,399	8,913	20,399
Units redeemed	(5,647,397)	(4,205,084)	(23,635)	(34,900)	(897,453)	(1,318,743)	(21,367)	(20,203)

Ending units	2,742,198	5,022,438	70,785	92,773	1,961,773	2,343,389	45,329	57,783

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU1		GVGU		GIG		GIG3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$87	587	34,536	243,639	(3,036)	(909)	(49,963)	(37,503)
Realized gain (loss) on investments	(10,224)	(875)	(1,733,405)	(5,829,198)	56,569	(111,347)	(5,227,492)	(8,949,644)
Change in unrealized gain (loss) on investments	9,323	1,828	1,366,564	5,619,924	(10,389)	352,373	7,913,535	14,475,264
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(814)	1,540	(332,305)	34,365	43,144	240,117	2,636,080	5,488,117

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	123,574	205,331	32,910	45,772	316,040	445,688
Transfers between funds	(21,384)	-	(8,183,900)	(5,017,490)	(361,742)	291,336	(1,220,819)	829,819
Redemptions (note 3)	230	(2,262)	(927,733)	(1,771,067)	(137,485)	(199,034)	(4,266,072)	(3,648,045)
Annuity benefits	(40)	(113)	-	-	(829)	(2,300)	(98)	(23)
Contract maintenance charges (note 2)	-	-	(99)	(149)	(40)	(54)	(603)	(663)
Contingent deferred sales charges (note 2)	-	-	(2,235)	(3,064)	(432)	(249)	(12,154)	(12,229)
Adjustments to maintain reserves	1	(4)	(152)	(345)	(265)	127	(552)	(668)

Net equity transactions	(21,193)	(2,379)	(8,990,545)	(6,586,784)	(467,883)	135,598	(5,184,257)	(2,386,121)

Net change in contract owners’ equity	(22,007)	(839)	(9,322,850)	(6,552,419)	(424,739)	375,715	(2,548,177)	3,101,996
Contract owners’ equity beginning of period	22,007	22,846	9,322,850	15,875,269	1,191,175	815,460	27,492,057	24,390,061

Contract owners’ equity end of period	$-	22,007	-	9,322,850	766,436	1,191,175	24,943,880	27,492,057

CHANGES IN UNITS:
Beginning units	1,356	1,501	617,366	1,126,815	108,942	95,197	1,606,441	1,835,707
Units purchased	14	-	46,767	213,262	5,025	47,278	309,157	751,390
Units redeemed	(1,370)	(145)	(664,133)	(722,711)	(51,250)	(33,533)	(616,230)	(980,656)

Ending units	-	1,356	-	617,366	62,717	108,942	1,299,368	1,606,441

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVIE6		GEF		GEF3		NVNMO1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(237)	(160)	(5,958)	(2,595)	(8,220)	(6,123)	(851,277)	(356,697)
Realized gain (loss) on investments	(3,832)	(3,944)	472,938	253,741	(1,368,173)	(1,704,366)	2,969,870	973,687
Change in unrealized gain (loss) on investments	9,569	14,274	178,383	1,263,513	1,844,986	2,900,358	2,178,031	10,041,102
Reinvested capital gains	-	-	-	-	-	-	7,570,839	220,910

Net increase (decrease) in contract owners’ equity resulting from operations	5,500	10,170	645,363	1,514,659	468,593	1,189,869	11,867,463	10,879,002

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	23,764	51,268	143,754	270,709	1,520,229	937,904
Transfers between funds	-	21,133	(289,502)	(354,850)	(986,988)	(321,583)	(9,478,834)	96,213,801
Redemptions (note 3)	(4,230)	(4,258)	(1,220,039)	(1,199,210)	(989,354)	(921,308)	(14,703,827)	(6,087,874)
Annuity benefits	(1,765)	(873)	(3,212)	(2,579)	-	-	(16,807)	(6,304)
Contract maintenance charges (note 2)	1	-	(115)	(142)	(203)	(233)	(1,861)	(638)
Contingent deferred sales charges (note 2)	-	-	(753)	(633)	(2,080)	(2,562)	(19,979)	(7,118)
Adjustments to maintain reserves	6	12	(366)	4,386	307	(494)	4,583	(6,927)

Net equity transactions	(5,988)	16,014	(1,490,222)	(1,501,760)	(1,834,564)	(975,471)	(22,696,497)	91,042,844

Net change in contract owners’ equity	(488)	26,184	(844,859)	12,899	(1,365,971)	214,398	(10,829,034)	101,921,846
Contract owners’ equity beginning of period	56,219	30,035	8,047,951	8,035,052	6,481,949	6,267,551	102,052,823	130,977

Contract owners’ equity end of period	$55,731	56,219	7,203,092	8,047,951	5,115,978	6,481,949	91,223,789	102,052,823

CHANGES IN UNITS:
Beginning units	8,052	5,501	586,309	726,959	352,465	421,671	13,082,723	24,053
Units purchased	28	3,378	1,764	17,983	30,337	85,154	956,878	15,151,610
Units redeemed	(927)	(827)	(112,578)	(158,633)	(130,594)	(154,360)	(3,818,384)	(2,092,940)

Ending units	7,153	8,052	475,495	586,309	252,208	352,465	10,221,217	13,082,723

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(16,370)	(31,173)	(27)	(11)	(15,416)	(3,206)	(23,647)	42,214
Realized gain (loss) on investments	454,570	(2,091,723)	7	1	260,027	(369,652)	293,238	(244,151)
Change in unrealized gain (loss) on investments	302,498	3,083,853	374	169	(134,930)	886,321	387,632	988,580
Reinvested capital gains	-	-	-	-	188,921	529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	740,698	960,957	354	159	298,602	513,992	657,223	786,643

Equity transactions:
Purchase payments received from contract owners (note 3)	241,728	147,305	-	-	197,959	326,945	215,456	662,845
Transfers between funds	(1,410,734)	(2,202,180)	-	1,534	110,790	525,761	4,834,439	2,254,009
Redemptions (note 3)	(806,825)	(938,577)	-	-	(302,268)	(289,877)	(1,370,476)	(753,576)
Annuity benefits	(575)	(395)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(767)	(1,020)	-	-	(383)	(74)	(138)	(75)
Contingent deferred sales charges (note 2)	(4,318)	(6,181)	-	-	(1,233)	(222)	(10,695)	(225)
Adjustments to maintain reserves	44	3,889	-	2	(34)	146	(41)	(109)

Net equity transactions	(1,981,448)	(2,997,159)	-	1,536	4,831	562,679	3,668,545	2,162,869

Net change in contract owners’ equity	(1,240,750)	(2,036,202)	354	1,695	303,433	1,076,671	4,325,768	2,949,512
Contract owners’ equity beginning of period	4,381,839	6,418,041	1,695	-	2,370,573	1,293,902	5,985,142	3,035,630

Contract owners’ equity end of period	$3,141,089	4,381,839	2,049	1,695	2,674,006	2,370,573	10,310,910	5,985,142

CHANGES IN UNITS:
Beginning units	545,466	1,045,538	217	-	291,521	203,409	589,939	382,103
Units purchased	204,391	182,907	-	217	134,326	243,321	672,494	386,459
Units redeemed	(431,164)	(682,979)	-	-	(136,676)	(155,209)	(300,200)	(178,623)

Ending units	318,693	545,466	217	217	289,171	291,521	962,233	589,939

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(23,121)	6,189	4,113	77,900	(62,698)	68,923	(44,462)	12,827
Realized gain (loss) on investments	(72,225)	(512,697)	403,070	(94,790)	294,009	(585,543)	353,810	(409,788)
Change in unrealized gain (loss) on investments	596,301	1,335,014	(84,730)	526,732	1,497,093	2,605,933	511,762	1,241,673
Reinvested capital gains	204	-	125,034	11,379	-	620	-	2,043

Net increase (decrease) in contract owners’ equity resulting from operations	501,159	828,506	447,487	521,221	1,728,404	2,089,933	821,110	846,755

Equity transactions:
Purchase payments received from contract owners (note 3)	178,334	201,435	416,266	89,458	1,516,375	1,611,034	365,806	1,293,097
Transfers between funds	2,064,489	886,720	3,455,185	4,172,111	7,467,967	5,586,811	2,315,760	1,421,546
Redemptions (note 3)	(729,333)	(2,059,944)	(1,237,401)	(1,199,870)	(2,919,401)	(1,937,222)	(757,811)	(261,619)
Annuity benefits	(889)	-	(25,006)	(17,163)	(78,588)	(48,497)	(74,432)	(20,564)
Contract maintenance charges (note 2)	(171)	(43)	(212)	(87)	(860)	(299)	(523)	(169)
Contingent deferred sales charges (note 2)	(1,410)	(6,456)	(1,606)	(5,579)	(1,839)	(7,725)	(1,890)	(368)
Adjustments to maintain reserves	(175)	(122)	4,310	68,962	(730)	(197)	(2,531)	(90)

Net equity transactions	1,510,846	(978,410)	2,611,536	3,107,832	5,982,924	5,203,905	1,844,379	2,431,833

Net change in contract owners’ equity	2,012,005	(149,904)	3,059,023	3,629,053	7,711,328	7,293,838	2,665,489	3,278,588
Contract owners’ equity beginning of period	4,022,814	4,172,718	6,234,788	2,605,735	12,911,239	5,617,401	5,551,785	2,273,197

Contract owners’ equity end of period	$6,034,819	4,022,814	9,293,811	6,234,788	20,622,567	12,911,239	8,217,274	5,551,785

CHANGES IN UNITS:
Beginning units	418,388	559,727	581,196	283,337	1,273,021	742,815	487,057	303,444
Units purchased	303,563	368,003	579,372	617,478	1,252,700	1,009,155	479,194	374,682
Units redeemed	(141,929)	(509,342)	(352,869)	(319,619)	(613,597)	(478,949)	(262,451)	(191,069)

Ending units	580,022	418,388	807,699	581,196	1,912,124	1,273,021	703,800	487,057

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,863)	56,727	130,680	93,347	4,669	5,007	55,159	77,279
Realized gain (loss) on investments	557,537	(115,908)	321,224	126,672	4,039	3,675	203,794	74,825
Change in unrealized gain (loss) on investments	(49,399)	707,744	(113,371)	10,632	15,054	7,583	(79,871)	27,689
Reinvested capital gains	13,578	3,640	81,541	33,675	7,760	3,187	89,656	71,400

Net increase (decrease) in contract owners’ equity resulting from operations	511,853	652,203	420,074	264,326	31,522	19,452	268,738	251,193

Equity transactions:
Purchase payments received from contract owners (note 3)	414,056	387,857	305,088	101,829	-	-	14,847	19,118
Transfers between funds	2,453,693	2,538,399	2,690,069	6,628,168	109,708	579,089	266,457	3,536,367
Redemptions (note 3)	(1,051,497)	(1,132,337)	(2,394,549)	(914,752)	(19,869)	(30,807)	(722,306)	(383,426)
Annuity benefits	(4,982)	(1,247)	(14,531)	(10,261)	-	-	(8,224)	(5,681)
Contract maintenance charges (note 2)	(186)	(117)	(486)	(194)	-	-	(45)	(39)
Contingent deferred sales charges (note 2)	(438)	(12,815)	(3,295)	(1,026)	-	(42)	(62)	(179)
Adjustments to maintain reserves	(2)	(115)	(253)	(153)	(10)	(40)	(105)	(35)

Net equity transactions	1,810,643	1,779,625	582,043	5,803,611	89,829	548,200	(449,439)	3,166,125

Net change in contract owners’ equity	2,322,496	2,431,828	1,002,117	6,067,937	121,351	567,652	(180,701)	3,417,318
Contract owners’ equity beginning of period	6,156,078	3,724,250	7,229,509	1,161,572	668,098	100,446	3,969,618	552,300

Contract owners’ equity end of period	$8,478,574	6,156,078	8,231,626	7,229,509	789,449	668,098	3,788,917	3,969,618

CHANGES IN UNITS:
Beginning units	633,405	445,889	669,759	109,155	63,999	10,259	344,564	53,319
Units purchased	560,817	579,509	686,476	1,182,533	10,355	58,175	263,446	727,470
Units redeemed	(395,699)	(391,993)	(633,905)	(621,929)	(2,158)	(4,435)	(300,475)	(436,225)

Ending units	798,523	633,405	722,330	669,759	72,196	63,999	307,535	344,564

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		TRF2		GVGF1		GVGFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(70,290)	329,455	(8,093)	(5,093)	(2)	(5)	(1,414)	(3,798)
Realized gain (loss) on investments	(4,115,477)	(13,766,520)	(60,171)	(41,969)	(1,713)	(630)	273,692	(2,226,308)
Change in unrealized gain (loss) on investments	17,958,649	39,345,162	137,224	196,791	1,776	1,717	(202,660)	3,488,754
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,772,882	25,908,097	68,960	149,729	61	1,082	69,618	1,258,648

Equity transactions:
Purchase payments received from contract owners (note 3)	2,684,534	3,027,289	600	2,545	-	-	12,558	49,757
Transfers between funds	(325,992)	(3,906,228)	(61,800)	92,192	(3,863)	-	(4,235,395)	(720,768)
Redemptions (note 3)	(19,229,198)	(19,382,011)	(240,080)	(59,751)	90	(722)	(179,724)	(763,555)
Annuity benefits	(90,425)	(77,505)	-	-	-	-	(140)	(351)
Contract maintenance charges (note 2)	(8,457)	(9,736)	-	-	-	-	(34)	(72)
Contingent deferred sales charges (note 2)	(27,681)	(40,798)	(70)	(358)	-	-	(325)	(2,065)
Adjustments to maintain reserves	(14,076)	(9,969)	(22)	(53)	(1)	(1)	(247)	(410)

Net equity transactions	(17,011,295)	(20,398,958)	(301,372)	34,575	(3,773)	(723)	(4,403,308)	(1,437,464)

Net change in contract owners’ equity	(3,238,413)	5,509,139	(232,412)	184,304	(3,712)	359	(4,333,690)	(178,816)
Contract owners’ equity beginning of period	128,617,738	123,108,599	855,533	671,229	3,712	3,353	4,333,690	4,512,506

Contract owners’ equity end of period	$125,379,325	128,617,738	623,121	855,533	-	3,712	-	4,333,690

CHANGES IN UNITS:
Beginning units	11,511,657	13,778,445	90,233	87,219	294	346	331,596	450,548
Units purchased	923,449	949,645	329	15,800	-	-	17,482	210,482
Units redeemed	(2,448,098)	(3,216,433)	(31,466)	(12,786)	(294)	(52)	(349,078)	(329,434)

Ending units	9,987,008	11,511,657	59,096	90,233	-	294	-	331,596

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GBF		GBF2		CAF		GVGH1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,256,010	7,729,164	73,932	149,087	(119,366)	(134,438)	(63)	(597)
Realized gain (loss) on investments	4,949,691	2,882,260	44,449	(139,562)	1,693,588	1,006,038	(4,216)	(3,992)
Change in unrealized gain (loss) on investments	(8,988,636)	(10,019,570)	(138,379)	(110,847)	3,194,497	6,655,242	5,196	14,445
Reinvested capital gains	9,655,851	4,461,069	301,802	155,671	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,872,916	5,052,923	281,804	54,349	4,768,719	7,526,842	917	9,856

Equity transactions:
Purchase payments received from contract owners (note 3)	3,784,154	5,878,536	91,844	193,855	592,577	1,969,591	(862)	(28)
Transfers between funds	(6,455,822)	(33,027,493)	(162,632)	(674,907)	(701,182)	(127,600)	(67,831)	(7,613)
Redemptions (note 3)	(53,526,215)	(80,250,764)	(2,787,357)	(2,014,478)	(3,513,337)	(5,899,400)	322	(1,857)
Annuity benefits	(213,211)	(228,905)	(696)	(55,880)	(6,461)	(5,782)	195	(1,598)
Contract maintenance charges (note 2)	(5,562)	(7,141)	-	-	(2,895)	(3,200)	-	-
Contingent deferred sales charges (note 2)	(64,767)	(188,318)	(2,903)	(12,578)	(6,149)	(6,233)	-	-
Adjustments to maintain reserves	(26,512)	(8,301)	16	(7,454)	(34)	(20,567)	532	456

Net equity transactions	(56,507,935)	(107,832,386)	(2,861,729)	(2,571,442)	(3,637,481)	(4,093,191)	(67,643)	(10,640)

Net change in contract owners’ equity	(45,635,019)	(102,779,463)	(2,579,925)	(2,517,093)	1,131,238	3,433,651	(66,726)	(784)
Contract owners’ equity beginning of period	301,631,836	404,411,299	10,532,755	13,049,848	29,752,271	26,318,620	66,726	67,510

Contract owners’ equity end of period	$255,996,817	301,631,836	7,952,830	10,532,755	30,883,509	29,752,271	-	66,726

CHANGES IN UNITS:
Beginning units	18,571,113	25,449,213	853,076	1,063,595	4,093,988	4,801,429	5,321	6,333
Units purchased	4,156,549	4,886,085	67,725	70,196	256,602	670,273	-	60
Units redeemed	(7,546,702)	(11,764,185)	(294,308)	(280,715)	(750,145)	(1,377,714)	(5,321)	(1,072)

Ending units	15,180,960	18,571,113	626,493	853,076	3,600,445	4,093,988	-	5,321

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGHS		GVIX8		GVIDA		NVDBL2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(11,460)	(119,380)	28,670	40,228	209,884	(101,730)	6,984	7,688
Realized gain (loss) on investments	(255,140)	(4,891,975)	(453,341)	(499,950)	(4,398,101)	(5,708,040)	39,309	411
Change in unrealized gain (loss) on investments	494,241	6,261,895	596,544	1,085,420	10,097,082	14,175,669	233,886	33,357
Reinvested capital gains	-	-	-	-	-	2,648,715	7,419	10,743

Net increase (decrease) in contract owners’ equity resulting from operations	227,641	1,250,540	171,873	625,698	5,908,865	11,014,614	287,598	52,199

Equity transactions:
Purchase payments received from contract owners (note 3)	151,079	161,972	39,542	50,672	1,345,721	1,718,914	20,233	27,200
Transfers between funds	(12,880,293)	(4,063,238)	219,618	765,939	(2,966,055)	(3,348,295)	2,294,762	1,429,039
Redemptions (note 3)	(920,670)	(2,018,199)	(378,317)	(189,841)	(6,600,800)	(4,800,538)	(93,544)	(3,515)
Annuity benefits	(778)	(2,381)	(1,984)	(1,762)	(67,557)	(58,595)	(1,073)	(92)
Contract maintenance charges (note 2)	(205)	(556)	(121)	(130)	(7,634)	(8,358)	(2)	-
Contingent deferred sales charges (note 2)	(2,931)	(8,782)	(846)	(979)	(42,772)	(43,507)	(1)	-
Adjustments to maintain reserves	(1,375)	(460)	(42)	(145)	550	(916)	(487)	(7)

Net equity transactions	(13,655,173)	(5,931,644)	(122,150)	623,754	(8,338,547)	(6,541,295)	2,219,888	1,452,625

Net change in contract owners’ equity	(13,427,532)	(4,681,104)	49,723	1,249,452	(2,429,682)	4,473,319	2,507,486	1,504,824
Contract owners’ equity beginning of period	13,427,532	18,108,636	3,074,462	1,825,010	51,941,164	47,467,845	1,504,824	-

Contract owners’ equity end of period	$-	13,427,532	3,124,185	3,074,462	49,511,482	51,941,164	4,012,310	1,504,824

CHANGES IN UNITS:
Beginning units	1,040,801	1,656,216	362,938	274,031	4,157,079	4,774,409	127,959	-
Units purchased	105,509	517,957	97,028	222,842	530,279	809,695	231,565	151,707
Units redeemed	(1,146,310)	(1,133,372)	(114,125)	(133,935)	(1,208,563)	(1,427,025)	(42,112)	(23,748)

Ending units	-	1,040,801	345,841	362,938	3,478,795	4,157,079	317,412	127,959

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA2		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(144)	5,318	632,101	438,883	2,275,051	796,940	877,238	(10,638)
Realized gain (loss) on investments	16,632	9,014	(528,713)	(2,079,314)	(5,364,250)	(12,417,527)	(6,689,409)	(8,221,910)
Change in unrealized gain (loss) on investments	42,983	35,288	2,486,787	6,448,554	29,044,386	54,473,664	20,329,521	31,899,916
Reinvested capital gains	1,686	3,978	166,254	338,752	-	6,890,545	-	6,127,577

Net increase (decrease) in contract owners’ equity resulting from operations	61,157	53,598	2,756,429	5,146,875	25,955,187	49,743,622	14,517,350	29,794,945

Equity transactions:
Purchase payments received from contract owners (note 3)	62,507	19,579	693,146	909,838	6,189,021	7,574,577	3,372,128	3,992,577
Transfers between funds	276,757	829,455	2,750,386	3,438,277	(6,674,460)	33,576,689	(3,347,695)	(6,673,971)
Redemptions (note 3)	(46,453)	(137,898)	(13,802,346)	(17,890,855)	(60,863,833)	(51,636,339)	(29,224,210)	(21,146,166)
Annuity benefits	(1,119)	(626)	(81,383)	(107,081)	(679,775)	(560,852)	(340,024)	(312,574)
Contract maintenance charges (note 2)	(10)	-	(1,480)	(1,453)	(13,622)	(14,619)	(16,360)	(18,082)
Contingent deferred sales charges (note 2)	-	(436)	(31,184)	(44,090)	(98,793)	(220,931)	(100,196)	(102,831)
Adjustments to maintain reserves	(82)	(7)	8,815	2,065	(28)	299,532	3,965	(3,794)

Net equity transactions	291,600	710,067	(10,464,046)	(13,693,299)	(62,141,490)	(10,981,943)	(29,652,392)	(24,264,841)

Net change in contract owners’ equity	352,757	763,665	(7,707,617)	(8,546,424)	(36,186,303)	38,761,679	(15,135,042)	5,530,104
Contract owners’ equity beginning of period	763,665	-	63,356,378	71,902,802	316,270,533	277,508,854	154,063,379	148,533,275

Contract owners’ equity end of period	$1,116,422	763,665	55,648,761	63,356,378	280,084,230	316,270,533	138,928,337	154,063,379

CHANGES IN UNITS:
Beginning units	61,529	-	5,109,651	6,279,027	24,580,501	25,414,593	11,933,118	14,184,832
Units purchased	65,897	73,997	1,032,488	2,162,702	2,680,321	9,343,606	1,564,260	1,844,241
Units redeemed	(48,767)	(12,468)	(1,853,304)	(3,332,078)	(7,563,396)	(10,177,698)	(3,911,508)	(4,095,955)

Ending units	78,659	61,529	4,288,835	5,109,651	19,697,426	24,580,501	9,585,870	11,933,118

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		GVUS1		GVUSL		MCIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$875,377	485,910	-	(1)	(14,298)	(16,986)	119,223	(214,565)
Realized gain (loss) on investments	(2,434,915)	(5,159,593)	-	(1,415)	(2,607,221)	(2,145,245)	668,115	(5,066,068)
Change in unrealized gain (loss) on investments	7,721,154	15,166,898	-	1,719	2,869,155	3,736,000	24,964,675	34,901,409
Reinvested capital gains	-	1,566,703	-	-	-	-	124,371	3,360,831

Net increase (decrease) in contract owners’ equity resulting from operations	6,161,616	12,059,918	-	303	247,636	1,573,769	25,876,384	32,981,607

Equity transactions:
Purchase payments received from contract owners (note 3)	2,746,268	1,767,196	-	3	39,077	144,864	1,747,583	2,425,750
Transfers between funds	(1,303,103)	(5,429,253)	-	(2,048)	(6,051,091)	(856,503)	(4,952,259)	(6,339,940)
Redemptions (note 3)	(24,105,332)	(18,570,063)	-	-	(308,255)	(832,822)	(21,847,242)	(18,602,115)
Annuity benefits	(141,521)	(149,038)	-	(115)	-	-	(78,073)	(59,571)
Contract maintenance charges (note 2)	(3,902)	(4,169)	-	-	(62)	(182)	(3,095)	(3,478)
Contingent deferred sales charges (note 2)	(37,276)	(64,170)	-	-	(1,155)	(2,347)	(36,822)	(44,499)
Adjustments to maintain reserves	(1,128)	(1,448)	-	27	(73)	(371)	5,868	(2,995)

Net equity transactions	(22,845,994)	(22,450,945)	-	(2,133)	(6,321,559)	(1,547,361)	(25,164,039)	(22,626,848)

Net change in contract owners’ equity	(16,684,378)	(10,391,027)	-	(1,830)	(6,073,923)	26,408	712,345	10,354,759
Contract owners’ equity beginning of period	100,423,857	110,814,884	-	1,830	6,073,923	6,047,515	121,468,188	111,113,429

Contract owners’ equity end of period	$83,739,479	100,423,857	-	-	-	6,073,923	122,180,533	121,468,188

CHANGES IN UNITS:
Beginning units	7,849,777	9,861,417	-	221	503,325	663,781	5,661,511	7,039,039
Units purchased	1,007,203	1,604,697	-	1	10,996	111,763	570,629	914,484
Units redeemed	(2,815,498)	(3,616,337)	-	(222)	(514,321)	(272,219)	(1,683,298)	(2,292,012)

Ending units	6,041,482	7,849,777	-	-	-	503,325	4,548,842	5,661,511

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG1		NVMIG3		GVDIV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,967,836)	(5,902,070)	(28)	(8)	(249,869)	(72,282)	20	14
Realized gain (loss) on investments	-	-	(970)	-	2,081,973	(564,526)	(110)	(152)
Change in unrealized gain (loss) on investments	-	-	1,747	89	5,856,229	10,682,185	198	742
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,967,836)	(5,902,070)	749	81	7,688,333	10,045,377	108	604

Equity transactions:
Purchase payments received from contract owners (note 3)	30,568,583	45,261,229	-	-	921,875	377,466	-	-
Transfers between funds	54,146,452	(10,457,895)	1,928	10,877	(4,795,227)	65,275,959	-	-
Redemptions (note 3)	(194,917,158)	(318,490,773)	-	-	(11,118,397)	(5,072,674)	12	-
Annuity benefits	(465,152)	(491,537)	-	-	(10,093)	(4,426)	(218)	(197)
Contract maintenance charges (note 2)	(5,431)	(7,180)	-	-	(2,014)	(1,352)	-	-
Contingent deferred sales charges (note 2)	(153,731)	(544,656)	-	-	(17,269)	(8,182)	-	-
Adjustments to maintain reserves	(32,631)	(41,971)	1	0	2,958	1,000	0	10

Net equity transactions	(110,859,069)	(284,772,783)	1,929	10,877	(15,018,166)	60,567,791	(206)	(187)

Net change in contract owners’ equity	(114,826,905)	(290,674,853)	2,678	10,958	(7,329,833)	70,613,168	(98)	417
Contract owners’ equity beginning of period	397,239,251	687,914,104	10,958	-	74,482,633	3,869,465	2,718	2,301

Contract owners’ equity end of period	$282,412,346	397,239,251	13,636	10,958	67,152,800	74,482,633	2,620	2,718

CHANGES IN UNITS:
Beginning units	31,981,566	55,065,021	813	-	9,022,689	634,973	230	249
Units purchased	23,226,328	28,887,352	827	813	494,833	9,754,515	1	-
Units redeemed	(32,271,241)	(51,970,807)	(744)	-	(2,310,109)	(1,366,799)	(19)	(19)

Ending units	22,936,653	31,981,566	896	813	7,207,413	9,022,689	212	230

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDIV3		GVDIV6		NVMLG1		NVMLG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$143,054	163,276	1,061	1,565	(255,676)	(10,587)	(17,717)	(5,212)
Realized gain (loss) on investments	(3,812,622)	(9,583,270)	(315,994)	(288,045)	1,206,613	117,088	43,222	9,185
Change in unrealized gain (loss) on investments	4,243,150	13,736,670	328,212	482,139	668,604	1,119,818	41,508	121,142
Reinvested capital gains	-	-	-	-	1,118,211	-	39,440	-

Net increase (decrease) in contract owners’ equity resulting from operations	573,582	4,316,676	13,279	195,659	2,737,752	1,226,319	106,453	125,115

Equity transactions:
Purchase payments received from contract owners (note 3)	177,737	209,599	15,949	7,986	381,675	133,609	20,161	7,640
Transfers between funds	(1,482,147)	(5,313,468)	(28,201)	(76,757)	22,374,986	8,373,034	(167,564)	1,016,495
Redemptions (note 3)	(2,335,441)	(2,665,546)	(276,285)	(60,744)	(4,326,362)	(625,133)	(172,399)	(47,310)
Annuity benefits	-	-	(11,848)	(11,256)	(24,493)	(3,668)	(410)	-
Contract maintenance charges (note 2)	(692)	(979)	3	-	(1,312)	(375)	-	-
Contingent deferred sales charges (note 2)	(3,981)	(7,023)	(379)	(415)	(12,356)	(3,771)	(33)	(452)
Adjustments to maintain reserves	892	(4,427)	85	(30)	(10,064)	(230)	479	(178)

Net equity transactions	(3,643,632)	(7,781,844)	(300,676)	(141,216)	18,382,074	7,873,466	(319,767)	976,195

Net change in contract owners’ equity	(3,070,050)	(3,465,168)	(287,397)	54,443	21,119,826	9,099,785	(213,314)	1,101,310
Contract owners’ equity beginning of period	17,575,662	21,040,830	926,394	871,951	9,155,872	56,087	1,101,310	-

Contract owners’ equity end of period	$14,505,612	17,575,662	638,997	926,394	30,275,698	9,155,872	887,996	1,101,310

CHANGES IN UNITS:
Beginning units	1,150,634	1,767,075	67,302	78,668	1,116,209	8,873	138,048	-
Units purchased	116,963	206,674	6,945	10,201	3,481,033	1,296,479	1,661	147,615
Units redeemed	(362,446)	(823,115)	(34,832)	(21,567)	(1,362,057)	(189,143)	(42,301)	(9,567)

Ending units	905,151	1,150,634	39,415	67,302	3,235,185	1,116,209	97,408	138,048

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(26,704)	-	(50,722)	(7,222)	(1,152,256)	(551,450)	(92,638)	(35,244)
Realized gain (loss) on investments	(205,887)	-	163,146	176,869	5,261,698	956,178	257,437	54,026
Change in unrealized gain (loss) on investments	130,707	-	132,358	479,467	19,775,865	14,618,887	1,462,680	840,857
Reinvested capital gains	348,076	-	207,149	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	246,192	-	451,931	649,114	23,885,307	15,023,615	1,627,479	859,639

Equity transactions:
Purchase payments received from contract owners (note 3)	100,366	-	60,112	56,414	1,918,724	749,257	111,284	(179,166)
Transfers between funds	11,324,576	-	(444,967)	5,007,591	(5,160,556)	98,434,637	(407,884)	6,974,862
Redemptions (note 3)	(1,417,191)	-	(898,416)	(301,422)	(16,017,711)	(8,122,814)	(831,937)	(311,969)
Annuity benefits	(336)	-	(8,507)	(4,392)	(65,043)	(29,805)	-	-
Contract maintenance charges (note 2)	(70)	-	(26)	(14)	(3,826)	(6,880)	-	-
Contingent deferred sales charges (note 2)	(886)	-	(1,890)	(414)	(28,692)	(19,255)	-	-
Adjustments to maintain reserves	480	-	539	(481)	4,206	182,396	1,132	202,264

Net equity transactions	10,006,939	-	(1,293,155)	4,757,282	(19,352,899)	91,187,536	(1,127,405)	6,685,991

Net change in contract owners’ equity	10,253,131	-	(841,224)	5,406,396	4,532,408	106,211,151	500,074	7,545,630
Contract owners’ equity beginning of period	-	-	5,500,205	93,809	107,746,945	1,535,794	7,545,630	-

Contract owners’ equity end of period	$10,253,131	-	4,658,981	5,500,205	112,279,353	107,746,945	8,045,704	7,545,630

CHANGES IN UNITS:
Beginning units	-	-	671,187	14,426	13,643,300	246,427	970,197	-
Units purchased	1,317,023	-	70,763	988,782	909,181	15,743,231	61,705	1,080,778
Units redeemed	(338,531)	-	(231,653)	(332,021)	(3,228,254)	(2,346,358)	(203,292)	(110,581)

Ending units	978,492	-	510,297	671,187	11,324,227	13,643,300	828,610	970,197

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMV2		SCGF		SCGF2		SCVF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$95,347	11,971	(301,985)	(300,305)	(9,617)	(9,891)	(609,409)	(616,864)
Realized gain (loss) on investments	2,955,674	(309,902)	(1,319,049)	(9,436,388)	(5,150)	(50,848)	(9,908,916)	(23,805,570)
Change in unrealized gain (loss) on investments	6,142,025	9,580,160	7,327,167	15,353,901	118,205	175,458	36,677,316	48,274,125
Reinvested capital gains	3,384,013	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,577,059	9,282,229	5,706,133	5,617,208	103,438	114,719	26,158,991	23,851,691

Equity transactions:
Purchase payments received from contract owners (note 3)	1,112,267	640,896	525,121	542,505	40,677	10,502	1,837,780	2,547,344
Transfers between funds	(5,140,546)	74,469,147	537,786	(748,929)	11,475	(23,356)	(5,510,180)	(6,924,056)
Redemptions (note 3)	(14,112,991)	(6,047,743)	(4,500,541)	(4,659,719)	(242,049)	(95,335)	(20,079,069)	(19,846,277)
Annuity benefits	(18,824)	(6,144)	(9,546)	(7,580)	(28)	(23)	(48,647)	(38,527)
Contract maintenance charges (note 2)	(1,836)	(959)	(970)	(1,075)	-	-	(3,175)	(3,576)
Contingent deferred sales charges (note 2)	(21,522)	(12,899)	(6,395)	(14,531)	(83)	(921)	(30,708)	(55,664)
Adjustments to maintain reserves	2,562	(17,051)	1,115	(978)	129	(42)	6,726	10,761

Net equity transactions	(18,180,890)	69,025,247	(3,453,429)	(4,890,307)	(189,879)	(109,175)	(23,827,274)	(24,309,995)

Net change in contract owners’ equity	(5,603,831)	78,307,476	2,252,704	726,901	(86,441)	5,544	2,331,717	(458,304)
Contract owners’ equity beginning of period	81,378,423	3,070,947	27,829,313	27,102,412	594,603	589,059	120,541,715	121,000,019

Contract owners’ equity end of period	$75,774,592	81,378,423	30,082,017	27,829,313	508,162	594,603	122,873,432	120,541,715

CHANGES IN UNITS:
Beginning units	9,387,443	457,440	2,405,794	2,959,328	75,333	93,131	5,299,089	6,639,101
Units purchased	521,586	10,720,008	304,958	1,220,209	8,273	6,620	404,505	844,761
Units redeemed	(2,522,203)	(1,790,005)	(617,202)	(1,773,743)	(31,045)	(24,418)	(1,395,285)	(2,184,773)

Ending units	7,386,826	9,387,443	2,093,550	2,405,794	52,561	75,333	4,308,309	5,299,089

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF2		SCF		SCF2		MSBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,392)	(15,781)	(982,254)	(972,767)	(49,211)	(44,888)	3,800,350	6,530,047
Realized gain (loss) on investments	(210,338)	(271,750)	(14,481,957)	(26,582,315)	(435,338)	(382,040)	(3,154,503)	(10,117,568)
Change in unrealized gain (loss) on investments	482,568	545,360	40,966,066	60,450,689	1,030,722	1,181,110	6,246,020	19,485,737
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,838	257,829	25,501,855	32,895,607	546,173	754,182	6,891,867	15,898,216

Equity transactions:
Purchase payments received from contract owners (note 3)	18,027	8,482	1,747,711	2,318,107	30,524	22,966	877,761	1,057,996
Transfers between funds	47,389	(49,723)	(7,532,828)	(8,103,761)	(113,999)	(31,923)	(2,492,534)	4,321,755
Redemptions (note 3)	(371,757)	(187,795)	(20,789,293)	(18,951,199)	(680,848)	(421,203)	(15,912,675)	(14,469,332)
Annuity benefits	(81)	(65)	(54,923)	(48,346)	-	-	(36,117)	(37,430)
Contract maintenance charges (note 2)	-	-	(3,265)	(3,619)	-	-	(769)	(890)
Contingent deferred sales charges (note 2)	(130)	(1,409)	(28,046)	(36,717)	(186)	(1,164)	(12,191)	(24,276)
Adjustments to maintain reserves	260	(88)	11,456	(1,697)	(54)	(77)	(279)	(4,052)

Net equity transactions	(306,292)	(230,598)	(26,649,188)	(24,827,232)	(764,564)	(431,401)	(17,576,804)	(9,156,229)

Net change in contract owners’ equity	(51,454)	27,231	(1,147,333)	8,068,375	(218,391)	322,781	(10,684,937)	6,741,987
Contract owners’ equity beginning of period	1,336,545	1,309,314	126,050,167	117,981,792	2,898,029	2,575,248	81,077,095	74,335,108

Contract owners’ equity end of period	$1,285,091	1,336,545	124,902,834	126,050,167	2,679,638	2,898,029	70,392,158	81,077,095

CHANGES IN UNITS:
Beginning units	123,050	148,938	6,145,117	7,666,352	239,791	281,038	5,382,701	6,067,116
Units purchased	20,872	9,550	279,565	837,288	6,640	18,552	773,497	3,305,125
Units redeemed	(48,616)	(35,438)	(1,524,061)	(2,358,523)	(65,528)	(59,799)	(1,892,973)	(3,989,540)

Ending units	95,306	123,050	4,900,621	6,145,117	180,903	239,791	4,263,225	5,382,701

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVSTB2		GGTC		GGTC3		GVUG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$28,580	151,754	(3,345)	(8,699)	(37,987)	(82,737)	(1,493)	(3,867)
Realized gain (loss) on investments	39,677	198,733	10,772	(89,116)	2,043,904	(2,469,685)	(73,314)	(91,588)
Change in unrealized gain (loss) on investments	152,590	(86,287)	16,283	435,935	(1,758,726)	5,596,497	86,661	143,606
Reinvested capital gains	29,857	71,628	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	250,704	335,828	23,710	338,120	247,191	3,044,075	11,854	48,151

Equity transactions:
Purchase payments received from contract owners (note 3)	298,114	395,396	3,488	14,522	129,550	133,417	55,490	2,153
Transfers between funds	(2,043,408)	21,650,019	(920,719)	(7,149)	(11,621,237)	5,686,652	(299,850)	(85,265)
Redemptions (note 3)	(4,234,794)	(2,581,989)	(66,498)	(134,738)	(456,715)	(1,053,719)	(6,531)	(17,701)
Annuity benefits	(52,052)	(6,115)	464	-	298	-	(1,328)	(12,725)
Contract maintenance charges (note 2)	(137)	(72)	(49)	(93)	(124)	(400)	-	-
Contingent deferred sales charges (note 2)	(2,788)	(5,266)	(40)	(218)	(1,469)	(3,539)	-	(46)
Adjustments to maintain reserves	(251)	(2,095)	569	(1,086)	366	(537)	(11)	2,075

Net equity transactions	(6,035,316)	19,449,878	(982,785)	(128,762)	(11,949,331)	4,761,874	(252,230)	(111,509)

Net change in contract owners’ equity	(5,784,612)	19,785,706	(959,075)	209,358	(11,702,140)	7,805,949	(240,376)	(63,358)
Contract owners’ equity beginning of period	21,844,420	2,058,714	959,075	749,717	11,702,140	3,896,191	240,376	303,734

Contract owners’ equity end of period	$16,059,808	21,844,420	-	959,075	-	11,702,140	-	240,376

CHANGES IN UNITS:
Beginning units	2,035,595	208,273	318,647	374,006	1,054,005	530,725	21,372	32,147
Units purchased	356,966	3,219,165	13,228	49,478	155,204	1,053,538	-	509
Units redeemed	(923,375)	(1,391,843)	(331,875)	(104,837)	(1,209,209)	(530,258)	(21,372)	(11,284)

Ending units	1,469,186	2,035,595	-	318,647	-	1,054,005	-	21,372

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUGL		NVOLG1		NVOLG2		NVTIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(29,860)	(91,617)	(315,593)	(1,438)	(13,974)	(54)	32,413	(10,213)
Realized gain (loss) on investments	(2,198,108)	(1,460,729)	3,352	5,055	7,683	1	486,042	96,170
Change in unrealized gain (loss) on investments	2,576,510	3,173,287	1,595,745	49,810	41,915	532	(877,268)	925,808
Reinvested capital gains	-	-	142,197	24,039	3,683	210	536,722	9,524

Net increase (decrease) in contract owners’ equity resulting from operations	348,542	1,620,941	1,425,701	77,466	39,307	689	177,909	1,021,289

Equity transactions:
Purchase payments received from contract owners (note 3)	51,468	115,559	784,417	36,434	144,922	-	186,591	148,858
Transfers between funds	(7,919,489)	(531,914)	503,227,250	1,381,379	13,169,143	11,961	(1,504,029)	5,012,489
Redemptions (note 3)	(332,749)	(1,078,097)	(6,877,641)	(19,805)	(384,477)	-	(882,523)	(325,490)
Annuity benefits	-	-	(21,200)	(2,192)	(44)	-	-	-
Contract maintenance charges (note 2)	(76)	(283)	(919)	-	-	-	(884)	(446)
Contingent deferred sales charges (note 2)	(1,635)	(3,862)	(10,115)	(30)	-	-	(5,815)	(2,487)
Adjustments to maintain reserves	(149)	(446)	(41,058)	23	(93,181)	(1)	62	(96)

Net equity transactions	(8,202,629)	(1,499,043)	497,060,734	1,395,809	12,836,363	11,960	(2,206,599)	4,832,828

Net change in contract owners’ equity	(7,854,087)	121,898	498,486,435	1,473,275	12,875,670	12,649	(2,028,690)	5,854,117
Contract owners’ equity beginning of period	7,854,087	7,732,189	1,473,275	-	12,649	-	5,854,117	-

Contract owners’ equity end of period	$-	7,854,087	499,959,710	1,473,275	12,888,319	12,649	3,825,427	5,854,117

CHANGES IN UNITS:
Beginning units	657,631	806,416	103,250	-	983	-	452,463	-
Units purchased	48,568	133,367	36,704,839	109,948	965,172	983	93,255	520,692
Units redeemed	(706,199)	(282,152)	(1,364,432)	(6,698)	(31,933)	-	(264,575)	(68,229)

Ending units	-	657,631	35,443,657	103,250	934,222	983	281,143	452,463

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	EIF		NVRE1		AMTB		PMVFAD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$94,843	(9,310)	757,013	387,712	1,265,874	1,945,679	10,380	2,940
Realized gain (loss) on investments	(804,439)	(11,417,909)	6,326,928	406,496	(1,520,958)	(2,370,986)	38,029	17,171
Change in unrealized gain (loss) on investments	4,346,272	17,755,765	10,699,688	14,255,390	1,473,189	3,884,748	347,535	(144,552)
Reinvested capital gains	-	-	8,019,861	317,124	-	-	61,485	52,958

Net increase (decrease) in contract owners’ equity resulting from operations	3,636,676	6,328,546	25,803,490	15,366,722	1,218,105	3,459,441	457,429	(71,483)

Equity transactions:
Purchase payments received from contract owners (note 3)	416,056	633,988	1,507,534	845,889	487,181	759,366	106,465	191,525
Transfers between funds	(1,274,946)	(3,866,340)	(3,298,660)	87,805,724	5,874,730	1,640,479	3,240,563	3,828,542
Redemptions (note 3)	(5,439,290)	(5,409,728)	(18,180,312)	(5,252,274)	(6,715,242)	(5,386,545)	(569,757)	(71,188)
Annuity benefits	(36,153)	(33,553)	(42,365)	(17,314)	(42,135)	(31,941)	-	-
Contract maintenance charges (note 2)	(1,397)	(1,525)	(3,288)	(1,186)	(705)	(978)	(33)	(3)
Contingent deferred sales charges (note 2)	(11,309)	(13,075)	(30,265)	(12,920)	(13,088)	(15,287)	(799)	-
Adjustments to maintain reserves	3,626	3,662	9,466	(15,158)	(1,079)	(2,584)	162	(552)

Net equity transactions	(6,343,413)	(8,686,571)	(20,037,890)	83,352,761	(410,339)	(3,037,490)	2,776,601	3,948,324

Net change in contract owners’ equity	(2,706,737)	(2,358,025)	5,765,600	98,719,483	807,766	421,951	3,234,030	3,876,841
Contract owners’ equity beginning of period	30,155,588	32,513,613	99,594,873	875,390	29,544,196	29,122,245	3,876,841	-

Contract owners’ equity end of period	$27,448,851	30,155,588	105,360,473	99,594,873	30,351,962	29,544,196	7,110,871	3,876,841

CHANGES IN UNITS:
Beginning units	2,805,689	3,874,794	13,652,000	155,589	2,844,136	3,139,734	356,059	-
Units purchased	319,972	1,223,671	2,138,368	16,533,236	1,617,972	1,798,215	552,224	402,169
Units redeemed	(903,835)	(2,292,776)	(4,579,636)	(3,036,825)	(1,652,809)	(2,093,813)	(305,327)	(46,110)

Ending units	2,221,826	2,805,689	11,210,732	13,652,000	2,809,299	2,844,136	602,956	356,059

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVLAD		AVB		AVBV2		AVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$114,429	71,650	1,293	11,247	(696)	(45,701)	(512)	(473)
Realized gain (loss) on investments	(1,151)	53,928	(25,010)	(35,375)	1,164	(2,494,621)	(425)	(3,163)
Change in unrealized gain (loss) on investments	819,202	(476,075)	38,809	84,838	3,029	4,135,944	13,429	18,958
Reinvested capital gains	111,657	752,997	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,044,137	402,500	15,092	60,710	3,497	1,595,622	12,492	15,322

Equity transactions:
Purchase payments received from contract owners (note 3)	1,135,801	384,387	1,192	1,436	-	39,197	760	809
Transfers between funds	18,926,314	18,223,964	(38,417)	64,468	(800)	(4,727,337)	1,349	2,984
Redemptions (note 3)	(5,728,438)	(1,136,626)	(124,506)	(81,231)	(6,200)	(589,656)	(22,649)	(2,691)
Annuity benefits	(20,238)	(897)	-	-	(3,456)	(7,864)	-	-
Contract maintenance charges (note 2)	(389)	(159)	-	-	-	(16)	-	-
Contingent deferred sales charges (note 2)	(5,351)	(2,269)	-	(143)	(191)	(3,631)	(7)	-
Adjustments to maintain reserves	146	(2,127)	-	(33)	(353)	1,550	(44)	18

Net equity transactions	14,307,846	17,466,273	(161,731)	(15,503)	(11,001)	(5,287,757)	(20,592)	1,120

Net change in contract owners’ equity	15,351,983	17,868,773	(146,639)	45,207	(7,504)	(3,692,135)	(8,100)	16,442
Contract owners’ equity beginning of period	17,868,773	-	347,836	302,629	81,041	3,773,176	101,643	85,201

Contract owners’ equity end of period	$33,220,756	17,868,773	201,197	347,836	73,537	81,041	93,543	101,643

CHANGES IN UNITS:
Beginning units	1,622,430	-	37,731	43,568	8,622	642,858	11,670	11,674
Units purchased	3,177,618	1,925,296	3,101	9,801	-	1,589,336	353	1,547
Units redeemed	(1,905,505)	(302,866)	(20,641)	(15,638)	(1,214)	(2,223,572)	(2,663)	(1,551)

Ending units	2,894,543	1,622,430	20,191	37,731	7,408	8,622	9,360	11,670

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCA2		AVCD2		AVGI		AVCE2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12,101)	(15,357)	(17,716)	(18,555)	(2,022)	3,062	(10,444)	(4,892)
Realized gain (loss) on investments	47,087	(653,222)	189,048	(1,059,596)	849	(15,695)	(11,774)	(130,015)
Change in unrealized gain (loss) on investments	107,799	847,275	37,163	1,561,643	39,686	96,347	75,200	378,687
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	142,785	178,696	208,495	483,492	38,513	83,714	52,982	243,780

Equity transactions:
Purchase payments received from contract owners (note 3)	31,183	29,481	28,033	18,343	109,460	932	16,674	46,151
Transfers between funds	(22,323)	49,890	(490,017)	375,153	(37,188)	159,540	(47,361)	(22,976)
Redemptions (note 3)	(191,957)	(115,412)	(386,621)	(252,991)	(120,463)	(47,950)	(319,586)	(416,537)
Annuity benefits	(6,936)	(6,353)	(6,122)	(5,588)	-	-	-	-
Contract maintenance charges (note 2)	(19)	(12)	(37)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(133)	(625)	(809)	(15)	(444)	(238)	(701)
Adjustments to maintain reserves	714	(102)	1,921	(61)	53	(35)	(52)	(27)

Net equity transactions	(189,338)	(42,641)	(853,468)	134,010	(48,152)	112,043	(350,562)	(394,090)

Net change in contract owners’ equity	(46,553)	136,055	(644,973)	617,502	(9,639)	195,757	(297,580)	(150,310)
Contract owners’ equity beginning of period	1,225,189	1,089,134	1,893,780	1,276,278	497,604	301,847	1,105,384	1,255,694

Contract owners’ equity end of period	$1,178,636	1,225,189	1,248,807	1,893,780	487,965	497,604	807,804	1,105,384

CHANGES IN UNITS:
Beginning units	147,550	153,590	208,876	194,563	41,016	31,402	113,102	161,347
Units purchased	17,968	310,558	96,985	152,938	9,398	31,214	8,857	31,251
Units redeemed	(39,530)	(316,598)	(195,002)	(138,625)	(12,793)	(21,600)	(44,701)	(79,496)

Ending units	125,988	147,550	110,859	208,876	37,621	41,016	77,258	113,102

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	IVHS		IVRE		ALVGIB		ALVPGB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,212)	(640)	13,388	(2,797)	(27,989)	26,461	(25,029)	(30,964)
Realized gain (loss) on investments	(11,304)	(15,792)	(62,711)	(99,902)	(169,440)	(146,518)	81,174	(15,601)
Change in unrealized gain (loss) on investments	15,412	37,517	101,454	183,658	349,649	378,153	57,337	552,953
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,896	21,085	52,131	80,959	152,220	258,096	113,482	506,388

Equity transactions:
Purchase payments received from contract owners (note 3)	28,996	47,700	52,424	53,079	30,499	9,203	7,558	6,637
Transfers between funds	16,421	1,223	31,583	57,318	34,087	(21,351)	(61,100)	42,661
Redemptions (note 3)	(62,720)	(31,969)	(102,990)	(92,839)	(405,101)	(146,232)	(463,820)	(178,233)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(393)	(143)	(696)	(504)	(46)	(734)	(2)	(1,276)
Adjustments to maintain reserves	41	(35)	(8)	129	(45)	(85)	(36)	(45)

Net equity transactions	(17,655)	16,776	(19,687)	17,183	(340,606)	(159,199)	(517,400)	(130,256)

Net change in contract owners’ equity	(14,759)	37,861	32,444	98,142	(188,386)	98,897	(403,918)	376,132
Contract owners’ equity beginning of period	117,816	79,955	310,149	212,007	1,636,759	1,537,862	2,012,131	1,635,999

Contract owners’ equity end of period	$103,057	117,816	342,593	310,149	1,448,373	1,636,759	1,608,213	2,012,131

CHANGES IN UNITS:
Beginning units	11,235	9,622	36,267	32,265	174,315	193,493	204,515	224,033
Units purchased	1,785	4,846	9,825	16,035	7,491	7,220	7,165	19,043
Units redeemed	(3,585)	(3,233)	(11,618)	(12,033)	(42,492)	(26,398)	(60,352)	(38,561)

Ending units	9,435	11,235	34,474	36,267	139,314	174,315	151,328	204,515

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVSVB		ACVIG		ACVIG2		ACVIP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(113,166)	(42,903)	250,638	2,551,041	(10,180)	38,509	363,675	378,940
Realized gain (loss) on investments	1,627,372	(1,672,575)	(1,500,432)	(4,122,880)	(60,331)	(79,087)	430,039	279,678
Change in unrealized gain (loss) on investments	(42,881)	2,909,210	9,073,806	11,595,005	232,364	260,358	1,833,868	5,203,620
Reinvested capital gains	-	185,907	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,471,325	1,379,639	7,824,012	10,023,166	161,853	219,780	2,627,582	5,862,238

Equity transactions:
Purchase payments received from contract owners (note 3)	413,404	441,523	1,079,139	1,891,827	956	22,596	1,367,541	1,535,740
Transfers between funds	2,092,442	2,486,770	(2,552,379)	(2,980,691)	17,163	(104,473)	3,711,324	8,913,674
Redemptions (note 3)	(1,649,000)	(560,153)	(11,337,777)	(13,774,170)	(260,961)	(170,185)	(11,601,803)	(13,079,376)
Annuity benefits	(33,065)	(11,522)	(25,688)	(15,181)	(355)	(314)	(138,370)	(112,563)
Contract maintenance charges (note 2)	(51)	(11)	(2,009)	(2,284)	-	-	(572)	(675)
Contingent deferred sales charges (note 2)	(2,547)	(4,900)	(13,967)	(30,625)	(249)	(1,450)	(14,110)	(29,974)
Adjustments to maintain reserves	6,275	(168)	1,382	(11,862)	52	134	15,755	(9,402)

Net equity transactions	827,459	2,351,539	(12,851,300)	(14,922,986)	(243,394)	(253,692)	(6,660,235)	(2,782,576)

Net change in contract owners’ equity	2,298,784	3,731,178	(5,027,288)	(4,899,820)	(81,541)	(33,912)	(4,032,653)	3,079,662
Contract owners’ equity beginning of period	8,017,358	4,286,180	70,937,706	75,837,526	1,593,498	1,627,410	69,965,093	66,885,431

Contract owners’ equity end of period	$10,316,142	8,017,358	65,910,418	70,937,706	1,511,957	1,593,498	65,932,440	69,965,093

CHANGES IN UNITS:
Beginning units	714,580	548,109	5,855,561	7,348,426	163,644	192,829	5,478,989	5,726,351
Units purchased	1,273,259	1,098,414	275,300	678,235	5,259	8,633	1,402,286	2,759,557
Units redeemed	(1,235,934)	(931,943)	(1,322,853)	(2,171,100)	(29,701)	(37,818)	(1,918,542)	(3,006,919)

Ending units	751,905	714,580	4,808,008	5,855,561	139,202	163,644	4,962,733	5,478,989

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVI		ACVI3		ACVMV1		ACVMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$18,876	522,401	907	423,708	112,302	217,041	1,730	6,786
Realized gain (loss) on investments	89,442	(382,532)	3,455	(4,188,834)	628,565	(2,746,240)	(10,687)	(17,351)
Change in unrealized gain (loss) on investments	149,839	5,793,211	11,279	8,574,650	828,738	3,868,246	88,017	95,962
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	258,157	5,933,080	15,641	4,809,524	1,569,605	1,339,047	79,060	85,397

Equity transactions:
Purchase payments received from contract owners (note 3)	227,972	347,839	1,317	605,607	264,638	270,822	54,972	66,866
Transfers between funds	414,611	(37,065,738)	(9,551)	(33,156,089)	(94,656)	145,612	37,626	(6)
Redemptions (note 3)	(570,723)	(3,132,269)	(5,421)	(2,786,638)	(1,847,730)	(1,392,453)	(15,608)	(9,350)
Annuity benefits	(2,972)	(10,067)	(591)	(833)	-	-	(38,685)	(26,335)
Contract maintenance charges (note 2)	-	(470)	(23)	(570)	(395)	(446)	29	-
Contingent deferred sales charges (note 2)	(2,599)	(3,720)	-	(9,158)	(2,536)	(3,224)	(59)	(74)
Adjustments to maintain reserves	312	(1,169)	81	(2,327)	(280)	(7,042)	110	72

Net equity transactions	66,601	(39,865,594)	(14,187)	(35,350,008)	(1,680,960)	(986,731)	38,385	31,173

Net change in contract owners’ equity	324,758	(33,932,514)	1,454	(30,540,484)	(111,355)	352,316	117,445	116,570
Contract owners’ equity beginning of period	1,817,558	35,750,072	152,658	30,693,142	11,196,510	10,844,194	426,241	309,671

Contract owners’ equity end of period	$2,142,316	1,817,558	154,112	152,658	11,085,155	11,196,510	543,686	426,241

CHANGES IN UNITS:
Beginning units	125,256	3,336,445	11,571	3,095,336	1,084,995	1,333,554	35,520	32,785
Units purchased	35,942	32,933	1,166	306,073	491,391	939,514	7,663	6,339
Units redeemed	(29,308)	(3,244,122)	(2,261)	(3,389,838)	(662,325)	(1,188,073)	(4,338)	(3,604)

Ending units	131,890	125,256	10,476	11,571	914,061	1,084,995	38,845	35,520

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVV		ACVV2		ACVVS1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(971)	(19,883)	752,716	8,182,037	(11,739)	146,653	-	(37,079)
Realized gain (loss) on investments	5,845	(3,220,488)	(40,368,903)	(39,690,837)	(941,497)	(742,671)	-	(4,259,450)
Change in unrealized gain (loss) on investments	12,279	3,911,438	54,692,187	58,222,005	1,268,133	1,224,611	-	4,669,213
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,153	671,067	15,076,000	26,713,205	314,897	628,593	-	372,684

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,593)	41,858	2,276,199	3,751,980	23,700	101,622	-	91,638
Transfers between funds	216,415	(4,682,652)	(166,200,809)	(16,858,472)	(3,666,891)	(78,197)	-	(5,906,629)
Redemptions (note 3)	(13,969)	(571,535)	(27,965,135)	(32,061,575)	(778,793)	(755,109)	-	(597,268)
Annuity benefits	-	(5,164)	(69,020)	(67,839)	-	-	-	-
Contract maintenance charges (note 2)	-	(216)	(3,986)	(5,064)	-	-	-	(163)
Contingent deferred sales charges (note 2)	7	(2,402)	(40,006)	(82,221)	(416)	(3,261)	-	(4,263)
Adjustments to maintain reserves	1	(208)	(6,020)	(52,433)	14	(136)	-	(17,322)

Net equity transactions	200,861	(5,220,319)	(192,008,777)	(45,375,624)	(4,422,386)	(735,081)	-	(6,434,007)

Net change in contract owners’ equity	218,014	(4,549,252)	(176,932,777)	(18,662,419)	(4,107,489)	(106,488)	-	(6,061,323)
Contract owners’ equity beginning of period	27,967	4,577,219	179,261,177	197,923,596	4,107,489	4,213,977	-	6,061,323

Contract owners’ equity end of period	$245,981	27,967	2,328,400	179,261,177	-	4,107,489	-	-

CHANGES IN UNITS:
Beginning units	3,041	624,611	10,383,543	13,651,071	358,036	431,804	-	889,566
Units purchased	22,418	67,042	541,204	1,681,592	13,643	36,112	-	88,029
Units redeemed	(1,844)	(688,612)	(10,807,086)	(4,949,120)	(371,679)	(109,880)	-	(977,595)

Ending units	23,615	3,041	117,661	10,383,543	-	358,036	-	-

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVVS2		DVSCS		DSIF		DSRG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(2,669)	(132,263)	326,799	2,328,617	3,106,179	(83,721)	(40,764)
Realized gain (loss) on investments	-	(220,605)	(590,013)	(13,196,435)	7,866,902	(6,831,586)	1,303,082	340,147
Change in unrealized gain (loss) on investments	-	245,455	6,113,604	12,778,447	32,392,551	54,567,717	4,273,277	11,413,547
Reinvested capital gains	-	-	-	4,079,322	-	20,763,529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	22,181	5,391,328	3,988,133	42,588,070	71,605,839	5,492,638	11,712,930

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	385,397	444,988	7,546,756	11,940,758	1,493,947	2,331,393
Transfers between funds	(1,077)	(278,393)	(2,956,421)	(2,597,247)	(6,486,526)	(10,061,543)	(1,368,028)	(1,720,918)
Redemptions (note 3)	65	(4,993)	(4,509,403)	(3,076,052)	(49,955,688)	(54,297,090)	(6,404,196)	(6,699,361)
Annuity benefits	681	(13,204)	(46,739)	(37,157)	(168,231)	(144,647)	(5,866)	(4,984)
Contract maintenance charges (note 2)	-	-	(1,403)	(1,450)	(10,169)	(11,452)	(3,562)	(3,926)
Contingent deferred sales charges (note 2)	-	-	(8,890)	(14,586)	(106,802)	(128,538)	(21,625)	(27,806)
Adjustments to maintain reserves	331	66	(2,420)	(1,301)	(1,702)	(18,780)	(270)	(2,672)

Net equity transactions	-	(296,524)	(7,139,880)	(5,282,805)	(49,182,361)	(52,721,292)	(6,309,600)	(6,128,274)

Net change in contract owners’ equity	-	(274,343)	(1,748,552)	(1,294,672)	(6,594,291)	18,884,547	(816,962)	5,584,656
Contract owners’ equity beginning of period	-	274,343	28,810,209	30,104,881	354,077,849	335,193,302	45,808,835	40,224,179

Contract owners’ equity end of period	$-	-	27,061,657	28,810,209	347,483,558	354,077,849	44,991,873	45,808,835

CHANGES IN UNITS:
Beginning units	-	32,734	2,276,941	2,956,423	29,044,402	34,537,124	4,390,417	5,103,159
Units purchased	-	-	895,658	1,396,910	2,238,764	4,662,547	132,790	257,714
Units redeemed	-	(32,734)	(1,456,447)	(2,076,392)	(6,246,533)	(10,155,269)	(726,803)	(970,456)

Ending units	-	-	1,716,152	2,276,941	25,036,633	29,044,402	3,796,404	4,390,417

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSRGS		DCAP		DCAPS		DSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,132)	(1,180)	608,923	841,126	3,143	14,969	(341)	503
Realized gain (loss) on investments	5,071	(10)	(1,187,204)	(3,114,475)	(23,319)	(142,826)	(64,814)	(10,035)
Change in unrealized gain (loss) on investments	6,784	30,275	7,903,281	8,565,347	216,900	254,207	93,355	40,653
Reinvested capital gains	-	-	-	4,248,521	-	159,016	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,723	29,085	7,325,000	10,540,519	196,724	285,366	28,200	31,121

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,044,411	1,513,681	23,451	43,397	1,538	1,659
Transfers between funds	67	(554)	2,389,306	(3,135,812)	2,186	(366,182)	(48,228)	4,345
Redemptions (note 3)	(34,626)	(11,097)	(8,524,120)	(9,343,972)	(365,825)	(278,198)	(46,431)	(2,958)
Annuity benefits	-	-	(47,863)	(34,187)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,421)	(1,631)	-	-	-	-
Contingent deferred sales charges (note 2)	(52)	-	(14,917)	(22,730)	(442)	(985)	-	(2)
Adjustments to maintain reserves	(9)	(29)	2,790	(4,931)	33	(86)	(33)	(1)

Net equity transactions	(34,620)	(11,680)	(5,151,814)	(11,029,582)	(340,596)	(602,054)	(93,154)	3,043

Net change in contract owners’ equity	(23,897)	17,405	2,173,186	(489,063)	(143,872)	(316,688)	(64,954)	34,164
Contract owners’ equity beginning of period	114,013	96,608	58,440,758	58,929,821	1,765,657	2,082,345	157,759	123,595

Contract owners’ equity end of period	$90,116	114,013	60,613,944	58,440,758	1,621,785	1,765,657	92,805	157,759

CHANGES IN UNITS:
Beginning units	12,253	13,576	4,306,442	5,283,363	170,902	243,047	17,873	17,445
Units purchased	14	-	559,236	731,917	5,043	16,642	1,894	1,660
Units redeemed	(3,671)	(1,323)	(960,614)	(1,708,838)	(36,569)	(88,787)	(11,602)	(1,232)

Ending units	8,596	12,253	3,905,064	4,306,442	139,376	170,902	8,165	17,873

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVIV		FCA2S		FALFS		FHIBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,915	6,977	(7,571)	(6,636)	2,345	577	211,859	294,877
Realized gain (loss) on investments	(59,593)	(1,733)	39,295	16,943	(117,852)	(59,811)	(185,299)	(251,671)
Change in unrealized gain (loss) on investments	59,025	62,504	23,346	45,309	121,201	77,495	314,327	1,273,309
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,347	67,748	55,070	55,616	5,694	18,261	340,887	1,316,515

Equity transactions:
Purchase payments received from contract owners (note 3)	52	-	776	1,728	1,603	165	21,309	88,043
Transfers between funds	-	-	157,657	(21,677)	(184,185)	(32,306)	149,801	(25,340)
Redemptions (note 3)	(141,182)	(46,316)	(171,031)	(83,210)	(10,203)	(605)	(1,536,207)	(497,383)
Annuity benefits	-	-	-	-	-	-	(188)	(155)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16)	(28)	(123)	(166)	-	-	(642)	(3,013)
Adjustments to maintain reserves	101	(57)	(19)	(22)	(14)	(21)	(10)	(346)

Net equity transactions	(141,045)	(46,401)	(12,740)	(103,347)	(192,798)	(32,767)	(1,365,937)	(438,194)

Net change in contract owners’ equity	(139,698)	21,347	42,330	(47,731)	(187,104)	(14,506)	(1,025,050)	878,321
Contract owners’ equity beginning of period	257,017	235,670	565,180	612,911	187,104	201,610	3,596,161	2,717,840

Contract owners’ equity end of period	$117,319	257,017	607,510	565,180	-	187,104	2,571,111	3,596,161

CHANGES IN UNITS:
Beginning units	16,864	20,031	58,283	70,121	23,209	27,949	242,434	273,394
Units purchased	3	-	20,823	2,667	221	122	25,470	41,843
Units redeemed	(9,522)	(3,167)	(22,258)	(14,505)	(23,430)	(4,862)	(113,551)	(72,803)

Ending units	7,345	16,864	56,848	58,283	-	23,209	154,353	242,434

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FQBS		FC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$74,613	42,765	5,949,717	8,644,914	205,478	291,955	(175,566)	(69,922)
Realized gain (loss) on investments	(136,793)	63,058	(1,515,432)	(4,351,727)	(57,150)	(239,255)	(2,399,028)	(367,177)
Change in unrealized gain (loss) on investments	87,939	(100,637)	6,203,379	22,969,480	257,906	1,024,685	3,800,265	3,402,497
Reinvested capital gains	-	106,126	-	-	-	-	4	2,859

Net increase (decrease) in contract owners’ equity resulting from operations	25,759	111,312	10,637,664	27,262,667	406,234	1,077,385	1,225,675	2,968,257

Equity transactions:
Purchase payments received from contract owners (note 3)	325	113,149	1,859,344	2,949,375	42,563	142,829	291,114	134,795
Transfers between funds	(2,969,387)	(287,918)	(665,029)	(3,406,293)	331,812	148,611	(10,375,269)	(279,751)
Redemptions (note 3)	(136,639)	(1,474,215)	(30,503,747)	(31,639,160)	(1,661,455)	(1,073,039)	(2,694,188)	(1,066,233)
Annuity benefits	-	-	(84,186)	(79,357)	(711)	(649)	(6,118)	(5,075)
Contract maintenance charges (note 2)	(19)	(73)	(1,744)	(2,117)	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	(2,283)	(44,706)	(63,963)	(729)	(6,581)	(2,312)	(7,089)
Adjustments to maintain reserves	(5)	(131)	(1,032)	1,484	36	(209)	(9,030)	(110)

Net equity transactions	(3,105,731)	(1,651,471)	(29,441,100)	(32,240,031)	(1,288,484)	(789,038)	(12,795,802)	(1,223,463)

Net change in contract owners’ equity	(3,079,972)	(1,540,159)	(18,803,436)	(4,977,364)	(882,250)	288,347	(11,570,127)	1,744,794
Contract owners’ equity beginning of period	3,079,972	4,620,131	155,889,549	160,866,913	6,675,673	6,387,326	11,570,127	9,825,333

Contract owners’ equity end of period	$-	3,079,972	137,086,113	155,889,549	5,793,423	6,675,673	-	11,570,127

CHANGES IN UNITS:
Beginning units	312,243	469,126	10,095,439	12,428,184	538,177	606,570	871,508	983,215
Units purchased	4,914	687,721	1,229,240	2,509,896	63,893	95,819	45,160	47,702
Units redeemed	(317,157)	(844,604)	(3,070,513)	(4,842,641)	(162,267)	(164,212)	(916,668)	(159,409)

Ending units	-	312,243	8,254,166	10,095,439	439,803	538,177	-	871,508

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS2		FCS		FNRS2		FEIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,794)	(16,308)	(3,557,943)	449,126	(186,296)	(207,409)	1,336,156	2,518,653
Realized gain (loss) on investments	(222,251)	(423,541)	(67,722,185)	(9,349,615)	(4,634,838)	(8,994,144)	(13,265,659)	(21,060,117)
Change in unrealized gain (loss) on investments	466,766	918,885	118,538,242	112,944,656	8,440,692	17,283,512	44,718,030	82,099,875
Reinvested capital gains	-	-	5,574	95,326	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	226,721	479,036	47,263,688	104,139,493	3,619,558	8,081,959	32,788,527	63,558,411

Equity transactions:
Purchase payments received from contract owners (note 3)	75,562	34,220	6,419,426	7,557,503	814,630	608,783	3,833,709	5,703,525
Transfers between funds	(113,277)	(121,310)	(377,376,752)	(16,322,870)	655,691	428,099	(12,455,202)	(11,638,804)
Redemptions (note 3)	(321,579)	(187,669)	(55,450,687)	(56,833,341)	(4,214,833)	(3,060,662)	(43,988,595)	(45,284,274)
Annuity benefits	-	-	(224,360)	(231,824)	(13,592)	(9,619)	(148,728)	(128,796)
Contract maintenance charges (note 2)	-	-	(11,048)	(13,111)	(1,035)	(1,232)	(4,753)	(5,514)
Contingent deferred sales charges (note 2)	(369)	(1,593)	(96,170)	(141,459)	(9,060)	(12,136)	(52,257)	(105,757)
Adjustments to maintain reserves	46	(68)	794	495	5,112	(1,163)	16,293	(6,861)

Net equity transactions	(359,617)	(276,420)	(426,738,797)	(65,984,607)	(2,763,087)	(2,047,930)	(52,799,533)	(51,466,481)

Net change in contract owners’ equity	(132,896)	202,616	(379,475,109)	38,154,886	856,471	6,034,029	(20,011,006)	12,091,930
Contract owners’ equity beginning of period	1,209,103	1,006,487	392,843,897	354,689,011	26,222,410	20,188,381	279,179,217	267,087,287

Contract owners’ equity end of period	$1,076,207	1,209,103	13,368,788	392,843,897	27,078,881	26,222,410	259,168,211	279,179,217

CHANGES IN UNITS:
Beginning units	107,421	137,880	21,380,872	25,997,531	2,882,823	3,165,031	21,467,817	26,543,981
Units purchased	10,945	14,581	1,403,770	2,629,810	1,012,466	1,806,123	1,142,619	2,748,863
Units redeemed	(41,489)	(45,040)	(22,156,948)	(7,246,469)	(1,341,225)	(2,088,331)	(5,142,055)	(7,825,027)

Ending units	76,877	107,421	627,694	21,380,872	2,554,064	2,882,823	17,468,381	21,467,817

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEI2		FF10S		FF10S2		FF20S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(22,950)	12,658	83,915	203,459	(17)	612	85,627	130,120
Realized gain (loss) on investments	(577,910)	(676,225)	(334,601)	(1,238,428)	(1,204)	(1,391)	(265,707)	(1,193,894)
Change in unrealized gain (loss) on investments	1,397,027	2,316,109	1,076,956	2,605,255	6,728	4,898	1,057,117	2,282,203
Reinvested capital gains	-	-	164,953	66,383	1,215	186	59,649	72,898

Net increase (decrease) in contract owners’ equity resulting from operations	796,167	1,652,542	991,223	1,636,669	6,722	4,305	936,686	1,291,327

Equity transactions:
Purchase payments received from contract owners (note 3)	89,382	54,387	282,750	129,372	43,594	5,325	576,927	555,955
Transfers between funds	(47,076)	(334,236)	1,598,798	16,418	-	-	1,850,106	1,171,251
Redemptions (note 3)	(1,669,047)	(870,048)	(1,767,128)	(1,512,357)	(3,997)	(3,552)	(1,332,398)	(1,778,574)
Annuity benefits	-	-	(7,933)	(3,025)	(6,173)	(2,514)	(7,203)	(6,127)
Contract maintenance charges (note 2)	-	-	(85)	(112)	(2)	-	(906)	(1,013)
Contingent deferred sales charges (note 2)	(589)	(6,326)	(844)	(1,212)	-	-	(4,774)	(8,648)
Adjustments to maintain reserves	150	(257)	1,532	(193)	6	(7)	1,046	(237)

Net equity transactions	(1,627,180)	(1,156,480)	107,090	(1,371,109)	33,427	(748)	1,082,797	(67,393)

Net change in contract owners’ equity	(831,013)	496,062	1,098,313	265,560	40,149	3,557	2,019,483	1,223,934
Contract owners’ equity beginning of period	7,577,401	7,081,339	8,321,128	8,055,568	25,849	22,292	6,451,443	5,227,509

Contract owners’ equity end of period	$6,746,388	7,577,401	9,419,441	8,321,128	65,998	25,849	8,470,926	6,451,443

CHANGES IN UNITS:
Beginning units	766,428	912,834	805,897	949,001	2,327	2,431	660,383	670,911
Units purchased	32,815	39,013	323,133	368,621	4,117	516	290,687	334,671
Units redeemed	(194,914)	(185,419)	(309,196)	(511,725)	(916)	(620)	(183,837)	(345,199)

Ending units	604,329	766,428	819,834	805,897	5,528	2,327	767,233	660,383

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF20S2		FF30S		FF30S2		FGOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$108	2,435	50,648	31,760	656	1,590	(224,637)	(142,042)
Realized gain (loss) on investments	(3,640)	(3,843)	(331,622)	(657,992)	(22,435)	(28,930)	4,288,142	(1,283,016)
Change in unrealized gain (loss) on investments	19,341	27,269	768,262	1,311,464	64,392	107,454	603,836	9,078,300
Reinvested capital gains	1,174	1,260	32,443	37,534	2,627	4,464	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,983	27,121	519,731	722,766	45,240	84,578	4,667,341	7,653,242

Equity transactions:
Purchase payments received from contract owners (note 3)	-	58,655	256,562	412,910	-	18,750	349,664	607,535
Transfers between funds	-	-	1,538,730	296,988	-	-	(24,597,702)	(430,007)
Redemptions (note 3)	(3,418)	(3,330)	(542,867)	(480,995)	(16,891)	(15,312)	(3,221,134)	(3,500,957)
Annuity benefits	(7,979)	(6,111)	-	-	(24,763)	(20,830)	(761)	(610)
Contract maintenance charges (note 2)	(2)	-	(1,643)	(1,831)	(7)	-	(346)	(392)
Contingent deferred sales charges (note 2)	-	-	(3,972)	(8,861)	-	-	(4,433)	(7,078)
Adjustments to maintain reserves	10	39	(258)	(134)	60	47	2,367	(1,480)

Net equity transactions	(11,389)	49,253	1,246,553	218,077	(41,601)	(17,345)	(27,472,345)	(3,332,989)

Net change in contract owners’ equity	5,594	76,374	1,766,284	940,843	3,639	67,233	(22,805,004)	4,320,253
Contract owners’ equity beginning of period	148,069	71,695	3,312,351	2,371,508	359,536	292,303	23,532,857	19,212,604

Contract owners’ equity end of period	$153,663	148,069	5,078,635	3,312,351	363,175	359,536	727,853	23,532,857

CHANGES IN UNITS:
Beginning units	13,725	8,292	357,399	329,992	33,564	35,261	2,823,689	3,325,249
Units purchased	74	6,477	224,627	168,081	129	2,373	156,537	283,300
Units redeemed	(1,098)	(1,044)	(103,850)	(140,674)	(3,961)	(4,070)	(2,906,758)	(784,860)

Ending units	12,701	13,725	478,176	357,399	29,732	33,564	73,468	2,823,689

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGS		FG2		FHIS		FHISR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,531,273)	(1,248,715)	(48,607)	(46,062)	3,685,777	3,915,354	4,211,478	2,705,280
Realized gain (loss) on investments	8,031,789	1,146,420	79,074	(17,209)	(2,488,184)	(6,426,537)	7,385,023	(2,907,003)
Change in unrealized gain (loss) on investments	27,213,484	37,767,384	482,723	699,170	5,975,252	24,264,875	(5,627,418)	12,952,030
Reinvested capital gains	554,337	135,846	8,857	2,341	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,268,337	37,800,935	522,047	638,240	7,172,845	21,753,692	5,969,083	12,750,307

Equity transactions:
Purchase payments received from contract owners (note 3)	3,438,081	4,923,811	25,625	42,834	208,455	405,054	1,153,873	1,481,323
Transfers between funds	(2,750,486)	(7,586,619)	(29,643)	(118,867)	(2,569,392)	(4,295,463)	21,877,472	13,592,533
Redemptions (note 3)	(25,745,466)	(27,523,069)	(664,152)	(484,433)	(11,567,067)	(11,651,175)	(8,455,627)	(8,605,629)
Annuity benefits	(78,062)	(66,999)	-	-	(24,901)	(30,048)	-	-
Contract maintenance charges (note 2)	(7,918)	(8,961)	-	-	(757)	(933)	(282)	(255)
Contingent deferred sales charges (note 2)	(40,192)	(63,986)	(286)	(2,063)	(10,882)	(18,388)	(6,848)	(18,567)
Adjustments to maintain reserves	9,693	(39,191)	110	(85)	506	(2,732)	(754)	13,542

Net equity transactions	(25,174,349)	(30,365,014)	(668,346)	(562,614)	(13,964,039)	(15,593,685)	14,567,834	6,462,947

Net change in contract owners’ equity	9,093,988	7,435,921	(146,299)	75,626	(6,791,194)	6,160,007	20,536,917	19,213,254
Contract owners’ equity beginning of period	171,446,910	164,010,989	2,922,370	2,846,744	64,748,174	58,588,167	43,660,512	24,447,258

Contract owners’ equity end of period	$180,540,898	171,446,910	2,776,071	2,922,370	57,956,980	64,748,174	64,197,429	43,660,512

CHANGES IN UNITS:
Beginning units	15,488,178	18,900,121	341,722	418,764	5,487,281	7,073,592	4,212,440	3,359,844
Units purchased	1,060,782	1,596,266	10,202	19,031	178,927	280,336	4,877,236	5,211,288
Units redeemed	(3,289,012)	(5,008,209)	(85,264)	(96,073)	(1,311,037)	(1,866,647)	(3,573,245)	(4,358,692)

Ending units	13,259,948	15,488,178	266,660	341,722	4,355,171	5,487,281	5,516,431	4,212,440

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FIGBS		FMCS		FMC2		FOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,710,135	4,988,563	(351,186)	(150,203)	(154,580)	(115,031)	36,932	192,343
Realized gain (loss) on investments	1,262,221	92,206	(2,007,535)	(3,751,495)	(435,506)	(266,661)	225,391	(818,682)
Change in unrealized gain (loss) on investments	1,384,792	3,537,944	12,405,724	13,063,566	2,606,641	2,947,511	1,925,014	5,401,185
Reinvested capital gains	823,517	280,887	138,430	166,121	28,966	41,280	38,823	69,697

Net increase (decrease) in contract owners’ equity resulting from operations	5,180,665	8,899,600	10,185,433	9,327,989	2,045,521	2,607,099	2,226,160	4,844,543

Equity transactions:
Purchase payments received from contract owners (note 3)	1,750,474	1,239,489	1,153,140	714,233	297,673	213,947	53,916	128,780
Transfers between funds	3,705,855	26,837,411	11,513,647	6,761,487	(42,209)	(594,628)	(1,045,082)	(1,372,725)
Redemptions (note 3)	(15,779,296)	(12,122,959)	(6,724,718)	(4,806,391)	(2,198,100)	(991,418)	(2,968,356)	(3,143,138)
Annuity benefits	(149,732)	(89,688)	(347)	(247)	(91,762)	(82,092)	(10,203)	(9,857)
Contract maintenance charges (note 2)	(2,076)	(2,193)	(1,150)	(1,207)	35	-	(136)	(150)
Contingent deferred sales charges (note 2)	(26,456)	(23,763)	(11,712)	(17,890)	(1,535)	(4,752)	(2,113)	(2,911)
Adjustments to maintain reserves	(598)	(2,203)	(287)	(1,012)	2,699	(135)	4	(571)

Net equity transactions	(10,501,829)	15,836,094	5,928,573	2,648,973	(2,033,199)	(1,459,078)	(3,971,970)	(4,400,572)

Net change in contract owners’ equity	(5,321,164)	24,735,694	16,114,006	11,976,962	12,322	1,148,021	(1,745,810)	443,971
Contract owners’ equity beginning of period	79,570,081	54,834,387	36,897,069	24,920,107	9,000,268	7,852,247	23,385,449	22,941,478

Contract owners’ equity end of period	$74,248,917	79,570,081	53,011,075	36,897,069	9,012,590	9,000,268	21,639,639	23,385,449

CHANGES IN UNITS:
Beginning units	6,353,808	4,984,533	3,928,131	3,606,217	463,361	562,586	1,697,629	2,082,989
Units purchased	1,991,982	4,195,848	2,118,829	1,961,305	37,046	27,999	1,497	31,386
Units redeemed	(2,790,198)	(2,826,573)	(1,585,870)	(1,639,391)	(148,151)	(127,224)	(294,561)	(416,746)

Ending units	5,555,592	6,353,808	4,461,090	3,928,131	352,256	463,361	1,404,565	1,697,629

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FO2R		FOSR		FVSS		FTVIS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(34,718)	1,809	30,633	322,873	(117,823)	(86,123)	2,715,300	2,716,316
Realized gain (loss) on investments	(334,369)	(159,778)	(3,433,701)	(2,918,825)	683,837	(10,648,667)	(3,344,936)	(3,933,797)
Change in unrealized gain (loss) on investments	691,385	1,198,551	6,910,124	10,854,503	2,514,617	16,182,156	6,055,740	13,010,258
Reinvested capital gains	7,606	16,122	65,465	126,166	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	329,904	1,056,704	3,572,521	8,384,717	3,080,631	5,447,366	5,426,104	11,792,777

Equity transactions:
Purchase payments received from contract owners (note 3)	57,470	16,923	520,502	976,482	308,892	564,622	1,819,993	1,008,436
Transfers between funds	(240,008)	(269,050)	(2,770,449)	(2,322,278)	(1,358,390)	1,576,674	3,897,858	9,095,924
Redemptions (note 3)	(1,280,028)	(605,831)	(7,117,613)	(6,663,567)	(2,526,337)	(2,292,687)	(8,221,679)	(6,127,284)
Annuity benefits	(157)	(141)	(53,675)	(45,500)	(12,529)	(12,462)	(82,129)	(66,936)
Contract maintenance charges (note 2)	-	-	(1,086)	(1,332)	(604)	(674)	(488)	(560)
Contingent deferred sales charges (note 2)	(438)	(3,045)	(20,081)	(24,426)	(5,800)	(6,887)	(4,392)	(11,631)
Adjustments to maintain reserves	763	99	3,531	(844)	2,589	(833)	1,681	(815)

Net equity transactions	(1,462,398)	(861,045)	(9,438,871)	(8,081,465)	(3,592,178)	(172,247)	(2,589,156)	3,897,134

Net change in contract owners’ equity	(1,132,494)	195,659	(5,866,350)	303,252	(511,547)	5,275,119	2,836,948	15,689,911
Contract owners’ equity beginning of period	5,356,655	5,160,996	42,278,986	41,975,734	16,075,975	10,800,856	50,121,963	34,432,052

Contract owners’ equity end of period	$4,224,161	5,356,655	36,412,636	42,278,986	15,564,428	16,075,975	52,958,911	50,121,963

CHANGES IN UNITS:
Beginning units	421,604	503,679	3,074,483	3,829,152	1,328,090	1,388,196	4,609,866	4,245,169
Units purchased	25,360	21,782	271,737	617,845	428,834	1,312,113	1,579,475	2,111,337
Units redeemed	(147,385)	(103,857)	(979,173)	(1,372,514)	(730,543)	(1,372,219)	(1,818,911)	(1,746,640)

Ending units	299,579	421,604	2,367,047	3,074,483	1,026,381	1,328,090	4,370,430	4,609,866

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$751	(397)	(55,367)	57,997	28,102	155,824	169	1,172
Realized gain (loss) on investments	(4,387)	(28,427)	(18,937)	(3,972,025)	1,281,542	(3,560,166)	(24)	(4,239)
Change in unrealized gain (loss) on investments	115,813	114,005	4,240,044	6,859,070	588,045	8,512,987	1,658	10,892
Reinvested capital gains	-	-	-	625,297	-	24,970	-	2,020

Net increase (decrease) in contract owners’ equity resulting from operations	112,177	85,181	4,165,740	3,570,339	1,897,689	5,133,615	1,803	9,845

Equity transactions:
Purchase payments received from contract owners (note 3)	(60)	(31)	558,294	508,366	150,962	511,146	-	-
Transfers between funds	5,449	(19,582)	4,768,363	1,224,615	(37,098)	5,581,512	-	(19,000)
Redemptions (note 3)	(36,813)	(25,991)	(3,556,314)	(2,530,556)	(1,827,580)	(1,958,810)	261	-
Annuity benefits	(54,539)	(48,432)	(37,519)	(31,176)	(21,510)	(17,499)	(2,637)	(5,216)
Contract maintenance charges (note 2)	3	(3)	(661)	(505)	(279)	(254)	2	-
Contingent deferred sales charges (note 2)	(982)	(285)	(6,325)	(6,238)	(5,148)	(3,132)	-	-
Adjustments to maintain reserves	(52)	27	594	(170)	1,444	(490)	9	402

Net equity transactions	(86,993)	(94,297)	1,726,432	(835,664)	(1,739,209)	4,112,473	(2,365)	(23,814)

Net change in contract owners’ equity	25,184	(9,116)	5,892,172	2,734,675	158,480	9,246,088	(562)	(13,969)
Contract owners’ equity beginning of period	653,229	662,345	17,543,401	14,808,726	14,331,670	5,085,582	31,449	45,418

Contract owners’ equity end of period	$678,413	653,229	23,435,573	17,543,401	14,490,150	14,331,670	30,887	31,449

CHANGES IN UNITS:
Beginning units	63,352	74,256	2,007,761	2,135,224	1,279,742	746,789	2,121	4,144
Units purchased	1,751	872	1,522,698	1,237,657	797,722	1,171,780	25	46
Units redeemed	(9,708)	(11,776)	(1,386,523)	(1,365,120)	(955,766)	(638,827)	(200)	(2,069)

Ending units	55,395	63,352	2,143,936	2,007,761	1,121,698	1,279,742	1,946	2,121

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TIF3		FTVGI3		FTVFA2		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,003	249,874	112,199	5,589,508	41,065	53,698	(3,592)	(255,906)
Realized gain (loss) on investments	(723,139)	(5,330,269)	886,022	601,497	290,145	(75,983)	31,150	1,490,078
Change in unrealized gain (loss) on investments	1,051,148	7,064,420	5,253,681	783,873	3,710	503,967	17,173	3,597,567
Reinvested capital gains	-	434,845	130,740	-	339	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	358,012	2,418,870	6,382,642	6,974,878	335,259	481,682	44,731	4,831,739

Equity transactions:
Purchase payments received from contract owners (note 3)	175,938	244,047	1,252,600	870,556	413,779	169,135	29	490,119
Transfers between funds	(1,691,337)	188,397	10,184,285	7,541,975	1,068,021	1,886,224	(34,684)	(40,111,750)
Redemptions (note 3)	(1,149,240)	(1,352,397)	(8,330,018)	(8,487,057)	(705,162)	(207,634)	(93,258)	(3,934,940)
Annuity benefits	(23,011)	(21,559)	(21,617)	(17,624)	(2,132)	(1,535)	-	(4,786)
Contract maintenance charges (note 2)	(172)	(621)	(609)	(595)	(29)	(11)	(34)	(497)
Contingent deferred sales charges (note 2)	(635)	(4,179)	(5,547)	(18,059)	(266)	(349)	-	(5,912)
Adjustments to maintain reserves	658	2,839	(752)	(710)	134	(75)	(33)	(1,493)

Net equity transactions	(2,687,799)	(943,473)	3,078,341	(111,514)	774,346	1,845,755	(127,979)	(43,569,259)

Net change in contract owners’ equity	(2,329,787)	1,475,397	9,460,983	6,863,364	1,109,605	2,327,437	(83,248)	(38,737,520)
Contract owners’ equity beginning of period	11,136,530	9,661,133	49,114,903	42,251,539	3,350,028	1,022,591	282,819	39,020,339

Contract owners’ equity end of period	$8,806,743	11,136,530	58,575,886	49,114,903	4,459,633	3,350,028	199,571	282,819

CHANGES IN UNITS:
Beginning units	1,082,482	1,248,884	3,437,497	3,465,329	392,225	152,212	24,926	3,174,895
Units purchased	233,083	795,098	1,513,557	1,834,558	262,187	326,533	1,086	268,648
Units redeemed	(517,551)	(961,500)	(1,318,016)	(1,862,390)	(176,268)	(86,520)	(9,903)	(3,418,617)

Ending units	798,014	1,082,482	3,633,038	3,437,497	478,144	392,225	16,109	24,926

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMCG		AMTP		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(11,899)	(6,543)	(441,523)	(3,907)	(319,640)	(38)	(20,119)
Realized gain (loss) on investments	90	(915,404)	(20,163)	2,438,296	23,859	(48,266,083)	180	(1,711,142)
Change in unrealized gain (loss) on investments	(155)	1,231,409	123,210	5,956,056	482	63,903,225	703	2,204,244
Reinvested capital gains	-	-	-	-	-	48,357	-	47

Net increase (decrease) in contract owners’ equity resulting from operations	(65)	304,106	96,504	7,952,829	20,434	15,365,859	845	473,030

Equity transactions:
Purchase payments received from contract owners (note 3)	6	9,729	27,317	1,009,391	916	696,391	-	4,274
Transfers between funds	(665)	(1,773,116)	(7,233)	(68,841,092)	(445,039)	(56,709,043)	-	(2,580,828)
Redemptions (note 3)	-	(133,599)	(40,119)	(6,190,490)	(22,382)	(4,533,482)	-	(298,953)
Annuity benefits	729	(754)	(5,472)	(12,786)	(628)	(3,301)	(966)	(3,864)
Contract maintenance charges (note 2)	-	(47)	(39)	(1,290)	(3)	(964)	-	(75)
Contingent deferred sales charges (note 2)	-	(1,003)	-	(17,860)	(47)	(10,313)	-	(613)
Adjustments to maintain reserves	(5)	(282)	(845)	(146,605)	(65)	3,646	20	268

Net equity transactions	65	(1,899,072)	(26,392)	(74,200,732)	(467,248)	(60,557,066)	(946)	(2,879,791)

Net change in contract owners’ equity	-	(1,594,966)	70,112	(66,247,903)	(446,814)	(45,191,207)	(101)	(2,406,761)
Contract owners’ equity beginning of period	-	1,594,966	380,063	66,627,966	508,961	45,700,168	4,191	2,410,952

Contract owners’ equity end of period	$-	-	450,175	380,063	62,147	508,961	4,090	4,191

CHANGES IN UNITS:
Beginning units	-	266,109	27,121	4,899,483	49,029	5,238,503	422	408,423
Units purchased	14	57,193	4,636	270,584	1,044	1,028,680	-	701,280
Units redeemed	(14)	(323,302)	(6,195)	(5,142,946)	(45,472)	(6,218,154)	(91)	(1,109,281)

Ending units	-	-	25,562	27,121	4,601	49,029	331	422

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVCAFS		OVGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(18,315)	(17,378)	(49,425)	32,115	(52,118)	(57,958)	(1,154,550)	(1,088,150)
Realized gain (loss) on investments	115,209	(411,072)	(921,657)	(940,646)	499,905	90,471	32,859,974	3,283,907
Change in unrealized gain (loss) on investments	84,375	668,003	1,817,749	1,734,978	(297,601)	1,112,075	(23,460,400)	45,618,716
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	181,269	239,553	846,667	826,447	150,186	1,144,588	8,245,024	47,814,473

Equity transactions:
Purchase payments received from contract owners (note 3)	6,555	96,002	67,214	39,954	51,833	30,340	2,395,647	3,415,732
Transfers between funds	304,995	392,183	6,175,326	(192,882)	(3,105,014)	(122,246)	(133,774,936)	(8,561,844)
Redemptions (note 3)	(259,474)	(279,741)	(890,578)	(522,286)	(649,855)	(521,700)	(19,332,815)	(24,301,499)
Annuity benefits	(3,070)	(3,247)	(6,213)	(5,382)	(451)	(437)	(92,751)	(94,474)
Contract maintenance charges (note 2)	(21)	(17)	(298)	(298)	-	-	(4,633)	(5,494)
Contingent deferred sales charges (note 2)	(21)	(1,413)	(1,245)	(1,255)	(235)	(2,179)	(30,003)	(58,902)
Adjustments to maintain reserves	(88)	(135)	270	(336)	(1,419)	(540)	(21,191)	(10,895)

Net equity transactions	48,877	203,632	5,344,477	(682,485)	(3,705,141)	(616,762)	(150,860,681)	(29,617,376)

Net change in contract owners’ equity	230,146	443,185	6,191,144	143,962	(3,554,955)	527,826	(142,615,657)	18,197,097
Contract owners’ equity beginning of period	1,512,386	1,069,201	3,574,047	3,430,085	3,554,955	3,027,129	146,007,388	127,810,291

Contract owners’ equity end of period	$1,742,532	1,512,386	9,765,191	3,574,047	-	3,554,955	3,391,731	146,007,388

CHANGES IN UNITS:
Beginning units	189,090	150,345	315,329	389,079	366,282	441,461	10,161,530	12,747,789
Units purchased	142,720	183,747	654,465	70,255	19,501	17,024	470,356	1,371,508
Units redeemed	(146,376)	(145,002)	(251,939)	(144,005)	(385,783)	(92,203)	(10,422,644)	(3,957,767)

Ending units	185,434	189,090	717,855	315,329	-	366,282	209,242	10,161,530

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS3		OVGS		OVGSS		OVHI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$305,790	1,021,135	229,606	778,031	(15,026)	5,276	104,424	(17,897)
Realized gain (loss) on investments	440,510	(4,202,394)	5,468,830	3,057,837	354,292	209,682	312,340	(533,695)
Change in unrealized gain (loss) on investments	12,003,076	31,249,377	3,094,202	15,888,598	(1,021)	669,885	(141,364)	983,470
Reinvested capital gains	-	2,040,532	-	1,477,876	-	67,718	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,749,376	30,108,650	8,792,638	21,202,342	338,245	952,561	275,400	431,878

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,182	2,543,148	173,836	304,568	-	-	93,843	33,767
Transfers between funds	(5,148,751)	(6,027,544)	(4,261,584)	(5,094,575)	(110,944)	(132,383)	572,597	1,933,160
Redemptions (note 3)	(17,133,020)	(14,539,441)	(10,606,781)	(10,859,159)	(754,616)	(608,367)	(267,416)	(561,837)
Annuity benefits	(54,381)	(45,697)	(42,864)	(34,351)	(2,968)	(2,448)	-	-
Contract maintenance charges (note 2)	(3,361)	(3,871)	(664)	(750)	-	-	(16)	(14)
Contingent deferred sales charges (note 2)	(35,703)	(55,738)	(9,831)	(13,450)	(60)	(2,804)	(185)	(383)
Adjustments to maintain reserves	4,322	(3,179)	(2,671)	(4,794)	112	(145)	(118)	(65)

Net equity transactions	(20,245,712)	(18,132,322)	(14,750,558)	(15,702,511)	(868,476)	(746,147)	398,705	1,404,628

Net change in contract owners’ equity	(7,496,336)	11,976,328	(5,957,920)	5,499,831	(530,231)	206,414	674,105	1,836,506
Contract owners’ equity beginning of period	103,872,942	91,896,614	71,664,514	66,164,683	3,190,506	2,984,092	2,158,516	322,010

Contract owners’ equity end of period	$96,376,606	103,872,942	65,706,594	71,664,514	2,660,275	3,190,506	2,832,621	2,158,516

CHANGES IN UNITS:
Beginning units	5,462,572	6,681,809	5,899,391	7,350,485	234,040	299,786	859,349	160,909
Units purchased	512,611	883,118	61,868	517,075	1,716	-	953,478	1,487,261
Units redeemed	(1,556,823)	(2,102,355)	(1,234,672)	(1,968,169)	(64,461)	(65,746)	(817,668)	(788,821)

Ending units	4,418,360	5,462,572	4,726,587	5,899,391	171,295	234,040	995,159	859,349

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI		OVHIS		OVGI		OVGIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,307	(1,622)	1,223	(297)	26,551	982,809	(24,849)	(4,261)
Realized gain (loss) on investments	(45,261)	(123,303)	(9,833)	(11,633)	3,993,309	(915,631)	58,379	(32,191)
Change in unrealized gain (loss) on investments	54,934	149,471	11,763	17,230	11,592,779	27,014,066	353,557	738,143
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,980	24,546	3,153	5,300	15,612,639	27,081,244	387,087	701,691

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,807,694	2,222,999	37,950	12,424
Transfers between funds	(1,318)	(19,456)	0	-	(5,934,585)	(5,749,670)	(51,649)	(132,545)
Redemptions (note 3)	(12,159)	(9,824)	(446)	(899)	(19,124,057)	(19,573,950)	(555,972)	(353,519)
Annuity benefits	-	-	(2,166)	(1,851)	(61,771)	(55,790)	-	-
Contract maintenance charges (note 2)	(9)	(12)	-	-	(2,966)	(3,216)	-	-
Contingent deferred sales charges (note 2)	33	(97)	-	-	(29,288)	(60,067)	(227)	(793)
Adjustments to maintain reserves	(49)	(61)	(2)	24	2,812	(17,203)	2	(80)

Net equity transactions	(13,502)	(29,450)	(2,613)	(2,726)	(23,342,161)	(23,236,897)	(569,897)	(474,513)

Net change in contract owners’ equity	2,478	(4,904)	540	2,574	(7,729,522)	3,844,347	(182,810)	227,178
Contract owners’ equity beginning of period	123,551	128,455	25,880	23,306	124,228,116	120,383,769	3,245,291	3,018,113

Contract owners’ equity end of period	$126,029	123,551	26,420	25,880	116,498,594	124,228,116	3,062,481	3,245,291

CHANGES IN UNITS:
Beginning units	45,401	58,162	8,314	9,322	10,897,405	13,429,592	334,673	391,338
Units purchased	4,917	3,986	64	-	3,005,173	1,191,059	5,924	6,355
Units redeemed	(9,347)	(16,747)	(868)	(1,008)	(5,017,862)	(3,723,246)	(63,460)	(63,020)

Ending units	40,971	45,401	7,510	8,314	8,884,716	10,897,405	277,137	334,673

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		OVSCS		OVAG		OVSBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(45,769)	(22,325)	(1,521)	(924)	(632,528)	(588,808)	287,237	(62,792)
Realized gain (loss) on investments	2,136,446	(1,684,312)	(827)	(6,232)	538,121	(2,298,344)	29,557	(54,957)
Change in unrealized gain (loss) on investments	(370,019)	4,800,249	38,173	53,849	13,595,269	17,451,483	226,229	702,990
Reinvested capital gains	-	-	-	-	-	-	-	3,096

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,658	3,093,612	35,825	46,693	13,500,862	14,564,331	543,023	588,337

Equity transactions:
Purchase payments received from contract owners (note 3)	199,570	173,142	1,648	2,190	1,671,468	2,252,617	76,576	65,774
Transfers between funds	(260,831)	1,019,428	-	-	1,287,847	(2,811,785)	298,850	377,278
Redemptions (note 3)	(1,193,145)	(1,304,821)	(5,506)	(7,254)	(9,048,745)	(8,256,397)	(987,151)	(639,066)
Annuity benefits	(100)	(61)	(9,194)	(7,810)	(4,911)	(4,271)	-	-
Contract maintenance charges (note 2)	(207)	(533)	(3)	-	(4,089)	(4,440)	-	-
Contingent deferred sales charges (note 2)	(2,739)	(3,268)	-	-	(22,316)	(31,941)	(1,631)	(4,748)
Adjustments to maintain reserves	214	7,637	14	(43)	2,309	(1,706)	(118)	(79)

Net equity transactions	(1,257,238)	(108,476)	(13,042)	(12,917)	(6,118,437)	(8,857,923)	(613,475)	(200,841)

Net change in contract owners’ equity	463,420	2,985,136	22,783	33,776	7,382,425	5,706,408	(70,452)	387,496
Contract owners’ equity beginning of period	8,821,860	5,836,724	174,782	141,006	58,937,925	53,231,517	4,558,458	4,170,962

Contract owners’ equity end of period	$9,285,280	8,821,860	197,565	174,782	66,320,350	58,937,925	4,488,006	4,558,458

CHANGES IN UNITS:
Beginning units	1,073,093	954,905	14,582	15,897	5,642,712	6,695,313	325,335	346,353
Units purchased	2,532,907	2,808,481	208	267	642,533	536,283	58,730	71,668
Units redeemed	(2,675,210)	(2,690,293)	(1,226)	(1,582)	(1,246,773)	(1,588,884)	(99,643)	(92,686)

Ending units	930,790	1,073,093	13,564	14,582	5,038,472	5,642,712	284,422	325,335

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVRRA		SBLD		SBLJ		SBLN
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,756	14,026	(2,583)	(2,122)	(1,486)	(776)	(1,652)	(1,307)
Realized gain (loss) on investments	8,924	(19,655)	(14,258)	(16,029)	2,659	(17,512)	(2,742)	(6,344)
Change in unrealized gain (loss) on investments	38,145	87,656	46,699	55,934	26,575	42,373	17,338	33,614
Reinvested capital gains	7,699	28,923	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	57,524	110,950	29,858	37,783	27,748	24,085	12,944	25,963

Equity transactions:
Purchase payments received from contract owners (note 3)	93,993	121,975	36,741	68,676	14,559	12,437	17,857	33,768
Transfers between funds	234,550	136,621	1,452	32,121	(610)	26,590	(32,292)	23,002
Redemptions (note 3)	(311,683)	(260,891)	(38,355)	(92,898)	(785)	(9,279)	(7,437)	(42,723)
Annuity benefits	—	—	—	—	—	—	—	—
Contract maintenance charges (note 2)	—	—	—	—	—	—	(15)	(15)
Contingent deferred sales charges (note 2)	(2,051)	(1,244)	(374)	(338)	(26)	(16)	(85)	(446)
Adjustments to maintain reserves	82	90	(61)	(13)	(10)	(11)	(8)	7

Net equity transactions	14,891	(3,449)	(597)	7,548	13,128	29,721	(21,981)	13,593

Net change in contract owners’ equity	72,415	107,501	29,261	45,331	40,876	53,806	(9,037)	39,556
Contract owners’ equity beginning of period	782,688	675,187	211,619	166,288	113,801	59,995	146,319	106,763

Contract owners’ equity end of period	$855,103	782,688	240,880	211,619	154,677	113,801	137,282	146,319

CHANGES IN UNITS:
Beginning units	65,525	66,141	23,481	21,833	14,777	11,088	14,169	12,844
Units purchased	42,909	25,251	6,035	7,595	6,690	9,047	2,629	3,590
Units redeemed	(41,504)	(25,867)	(6,140)	(5,947)	(5,112)	(5,358)	(4,628)	(2,265)

Ending units	66,930	65,525	23,376	23,481	16,355	14,777	12,170	14,169

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLO		SBLP		SBLQ		SBLV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,950)	(7,898)	(4,435)	(3,000)	(9,968)	(6,516)	(23,908)	(18,261)
Realized gain (loss) on investments	18,283	(160,114)	66,256	4,857	5,208	(24,589)	444	(49,996)
Change in unrealized gain (loss) on investments	151,131	366,385	(10,447)	125,917	189,231	287,895	364,878	686,118
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	159,464	198,373	51,374	127,774	184,471	256,790	341,414	617,861

Equity transactions:
Purchase payments received from contract owners (note 3)	91,165	134,694	50,961	29,177	105,550	165,976	290,559	436,511
Transfers between funds	549,224	(162,829)	37,597	260,761	309,906	(50,113)	71,370	2,979
Redemptions (note 3)	(446,168)	(292,753)	(161,161)	(101,357)	(200,770)	(134,337)	(311,755)	(363,987)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,286)	(1,223)	(770)	(251)	(634)	(1,369)	(1,621)	(2,531)
Adjustments to maintain reserves	(541)	8	(92)	104	(113)	146	(1,165)	270

Net equity transactions	192,394	(322,103)	(73,465)	188,434	213,940	(19,697)	47,388	73,242

Net change in contract owners’ equity	351,858	(123,730)	(22,091)	316,208	398,411	237,093	388,802	691,103
Contract owners’ equity beginning of period	702,539	826,269	445,532	129,324	697,437	460,344	2,018,141	1,327,038

Contract owners’ equity end of period	$1,054,397	702,539	423,441	445,532	1,095,848	697,437	2,406,943	2,018,141

CHANGES IN UNITS:
Beginning units	75,841	117,337	35,166	17,473	63,451	64,592	185,377	173,469
Units purchased	59,308	17,942	20,494	39,615	43,250	18,276	33,756	48,866
Units redeemed	(36,428)	(59,438)	(26,349)	(21,922)	(24,028)	(19,417)	(29,234)	(36,958)

Ending units	98,721	75,841	29,311	35,166	82,673	63,451	189,899	185,377

(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLX		SBLY		PMVTRA		PVGIB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(783)	(307)	(274)	(230)	38,650	84,132	33	139
Realized gain (loss) on investments	3,726	(3,890)	2,565	474	52,023	32	(872)	(5,652)
Change in unrealized gain (loss) on investments	15,725	13,196	417	5,463	5,986	86,403	2,136	7,561
Reinvested capital gains	-	-	-	-	89,849	74,667	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,668	8,999	2,708	5,707	186,508	245,234	1,297	2,048

Equity transactions:
Purchase payments received from contract owners (note 3)	19,198	15,367	7,468	10,853	329,017	338,183	-	-
Transfers between funds	38,589	1,023	(14,454)	(5,927)	724,916	872,470	-	-
Redemptions (note 3)	(7,151)	(9)	-	-	(777,734)	(767,956)	(792)	(3,694)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(58)	(6)	(12)	(20)	(2,231)	(2,606)	-	-
Adjustments to maintain reserves	(13)	3	3	(17)	207	614	2	6

Net equity transactions	50,565	16,378	(6,995)	4,889	274,175	440,705	(790)	(3,688)

Net change in contract owners’ equity	69,233	25,377	(4,287)	10,596	460,683	685,939	507	(1,640)
Contract owners’ equity beginning of period	47,929	22,552	25,093	14,497	2,460,265	1,774,326	11,122	12,762

Contract owners’ equity end of period	$117,162	47,929	20,806	25,093	2,920,948	2,460,265	11,629	11,122

CHANGES IN UNITS:
Beginning units	6,371	4,010	3,045	2,318	188,936	153,732	1,111	1,634
Units purchased	7,136	4,389	397	2,360	101,354	117,549	12	-
Units redeemed	(1,417)	(2,028)	(1,251)	(1,633)	(80,503)	(82,345)	(95)	(523)

Ending units	12,090	6,371	2,191	3,045	209,787	188,936	1,028	1,111

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACEG2		ACC2		VYDS		ROCMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(27,993)	(27,336)	(133,981)	203,074	(22,089)	(20,849)	7,549	(6,549)
Realized gain (loss) on investments	123,396	48,582	9,992	(269,348)	180,137	(545,263)	(70,350)	(100,256)
Change in unrealized gain (loss) on investments	136,702	677,709	1,107,419	1,932,263	310,482	1,764,076	290,591	383,373
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	232,105	698,955	983,430	1,865,989	468,530	1,197,964	227,790	276,568

Equity transactions:
Purchase payments received from contract owners (note 3)	2,582	14,101	206,258	115,376	49,970	137,214	166,862	243,916
Transfers between funds	(160,807)	14,750	(294,245)	(736,649)	(383,725)	(380,749)	(2,697)	(55,622)
Redemptions (note 3)	(250,902)	(226,926)	(1,805,545)	(1,017,613)	(1,046,876)	(1,332,989)	(112,269)	(118,000)
Annuity benefits	-	-	(4,607)	(3,843)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(282)	(698)	(1,293)	(3,805)	(783)	(1,781)	(533)	(1,134)
Adjustments to maintain reserves	35	(65)	(229)	(195)	(65)	(168)	(28)	(243)

Net equity transactions	(409,374)	(198,838)	(1,899,662)	(1,646,729)	(1,381,479)	(1,578,473)	51,335	68,917

Net change in contract owners’ equity	(177,269)	500,117	(916,232)	219,260	(912,949)	(380,509)	279,125	345,485
Contract owners’ equity beginning of period	1,694,443	1,194,326	8,705,495	8,486,235	5,537,239	5,917,748	781,980	436,495

Contract owners’ equity end of period	$1,517,174	1,694,443	7,789,263	8,705,495	4,624,290	5,537,239	1,061,105	781,980

CHANGES IN UNITS:
Beginning units	181,324	207,406	821,709	1,011,292	510,692	691,105	78,868	68,775
Units purchased	2,734	19,105	35,296	33,093	23,425	131,376	22,653	24,694
Units redeemed	(45,635)	(45,187)	(209,990)	(222,676)	(150,392)	(311,789)	(18,251)	(14,601)

Ending units	138,423	181,324	647,015	821,709	383,725	510,692	83,270	78,868

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRBCG2		TREI2		TRHS2		TRLT2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(78,843)	(122,671)	21,926	71,768	(5,864)	-	(14)	266,836
Realized gain (loss) on investments	3,244,156	(5,034,040)	(47,503)	(4,553,780)	62,630	-	-	454,676
Change in unrealized gain (loss) on investments	(2,321,877)	9,395,817	1,873,491	7,167,373	104,225	-	-	324,300
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	843,436	4,239,106	1,847,914	2,685,361	160,991	-	(14)	1,045,812

Equity transactions:
Purchase payments received from contract owners (note 3)	227,233	218,482	389,229	278,607	82,390	-	(170)	166,306
Transfers between funds	(7,474,070)	(7,271,550)	(15,504,141)	(256,085)	1,227,095	-	(13,218)	(13,650,421)
Redemptions (note 3)	(984,433)	(1,478,995)	(2,332,311)	(1,985,561)	(106,732)	-	(53)	(4,112,823)
Annuity benefits	(20,796)	(19,212)	(36,397)	(31,659)	-	-	763	(12,281)
Contract maintenance charges (note 2)	(129)	(435)	(259)	(300)	-	-	-	(113)
Contingent deferred sales charges (note 2)	(802)	(3,109)	(1,998)	(6,219)	-	-	-	(23,323)
Adjustments to maintain reserves	2,108	(1,308)	847	85	(69)	-	106	(10,148)

Net equity transactions	(8,250,889)	(8,556,127)	(17,485,030)	(2,001,132)	1,202,684	-	(12,573)	(17,642,803)

Net change in contract owners’ equity	(7,407,453)	(4,317,021)	(15,637,116)	684,229	1,363,675	-	(12,587)	(16,596,991)
Contract owners’ equity beginning of period	7,407,453	11,724,474	15,637,116	14,952,887	-	-	12,587	16,609,578

Contract owners’ equity end of period	$-	7,407,453	-	15,637,116	1,363,675	-	-	12,587

CHANGES IN UNITS:
Beginning units	754,802	1,679,454	1,708,614	1,993,851	-	-	1,107	1,526,688
Units purchased	1,053,375	1,407,384	1,082,518	742,486	219,493	-	-	1,379,840
Units redeemed	(1,808,177)	(2,332,036)	(2,791,132)	(1,027,723)	(90,312)	-	(1,107)	(2,905,421)

Ending units	-	754,802	-	1,708,614	129,181	-	-	1,107

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWEMR		VWEM		VWHAR		VWHA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(87,477)	(156,768)	(83,881)	(134,567)	(285,997)	(253,065)	(101,508)	(104,118)
Realized gain (loss) on investments	387,993	(7,035,063)	(2,416,423)	(3,889,732)	(1,883,245)	(4,167,125)	978,613	504,098
Change in unrealized gain (loss) on investments	3,864,473	17,240,733	6,681,269	13,681,766	11,882,217	17,024,224	2,899,851	5,264,923
Reinvested capital gains	-	802,362	-	1,011,248	-	140,476	-	68,964

Net increase (decrease) in contract owners’ equity resulting from operations	4,164,989	10,851,264	4,180,965	10,668,715	9,712,975	12,744,510	3,776,956	5,733,867

Equity transactions:
Purchase payments received from contract owners (note 3)	365,602	434,711	135,515	185,517	884,300	685,507	146,563	145,380
Transfers between funds	(1,033,435)	5,674,959	(962,113)	(826,101)	5,310,955	4,256,490	(328,594)	(526,033)
Redemptions (note 3)	(3,082,063)	(2,334,969)	(2,599,299)	(1,857,279)	(4,168,525)	(3,874,821)	(1,728,973)	(1,366,300)
Annuity benefits	-	(57)	(5,804)	(5,546)	(4,055)	(3,252)	(16,282)	(15,624)
Contract maintenance charges (note 2)	(193)	(184)	(346)	(336)	(261)	(276)	(85)	(97)
Contingent deferred sales charges (note 2)	(2,061)	(4,724)	(1,960)	(2,459)	(4,079)	(7,385)	(1,413)	(2,052)
Adjustments to maintain reserves	(328)	12,989	573	(2,309)	3,372	5,412	758	(246)

Net equity transactions	(3,752,478)	3,782,725	(3,433,435)	(2,508,513)	2,021,708	1,061,675	(1,928,026)	(1,764,972)

Net change in contract owners’ equity	412,511	14,633,989	747,530	8,160,202	11,734,683	13,806,185	1,848,930	3,968,895
Contract owners’ equity beginning of period	23,100,080	8,466,091	18,894,162	10,733,960	36,257,202	22,451,017	15,040,897	11,072,002

Contract owners’ equity end of period	$23,512,591	23,100,080	19,641,692	18,894,162	47,991,885	36,257,202	16,889,827	15,040,897

CHANGES IN UNITS:
Beginning units	1,015,118	785,222	712,637	857,455	1,314,117	1,269,810	473,719	540,162
Units purchased	366,202	805,519	17,348	52,428	515,458	767,187	6,599	28,951
Units redeemed	(558,087)	(575,623)	(148,511)	(197,246)	(467,618)	(722,880)	(68,087)	(95,394)

Ending units	823,233	1,015,118	581,474	712,637	1,361,957	1,314,117	412,231	473,719

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRASP		WRBP		WRBDP		WRCEP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(152,351)	(2,023,480)	472,069	503,588	3,179,437	2,998,262	(179,051)	(192,835)
Realized gain (loss) on investments	14,320,070	6,318,051	2,913,056	1,795,582	(364,042)	(1,248,237)	2,035,709	(6,021,980)
Change in unrealized gain (loss) on investments	2,019,798	22,928,585	4,008,209	3,538,066	2,688,985	4,745,812	21,143,520	32,181,263
Reinvested capital gains	-	23,828,981	810,129	337,991	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,187,517	51,052,137	8,203,463	6,175,227	5,504,380	6,495,837	23,000,178	25,966,448

Equity transactions:
Purchase payments received from contract owners (note 3)	5,259,499	4,438,696	846,542	879,789	2,315,518	1,772,278	1,803,111	2,178,634
Transfers between funds	341,583	20,329,943	(345)	(2,153,990)	17,067,639	4,532,194	(3,457,324)	(9,532,631)
Redemptions (note 3)	(44,684,221)	(34,928,884)	(9,305,672)	(9,442,029)	(25,160,849)	(20,906,230)	(24,748,397)	(19,565,660)
Annuity benefits	(38,487)	(31,105)	(13,379)	(11,565)	(34,794)	(33,039)	(16,625)	(12,283)
Contract maintenance charges (note 2)	(231)	(41)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,872)	(110,423)	16,600	(37,837)	20,408	(60,083)	100,746	(54,925)
Adjustments to maintain reserves	10,410	(2,911)	(3,459)	(476)	(1,775)	1,953	3,660	(481)

Net equity transactions	(39,120,320)	(10,304,725)	(8,459,714)	(10,766,108)	(5,793,854)	(14,692,927)	(26,314,829)	(26,987,346)

Net change in contract owners’ equity	(22,932,803)	40,747,412	(256,251)	(4,590,881)	(289,474)	(8,197,090)	(3,314,651)	(1,020,898)
Contract owners’ equity beginning of period	268,939,319	228,191,907	57,645,365	62,236,246	110,745,563	118,942,653	136,750,467	137,771,365

Contract owners’ equity end of period	$246,006,516	268,939,319	57,389,114	57,645,365	110,456,089	110,745,563	133,435,816	136,750,467

CHANGES IN UNITS:
Beginning units	12,278,354	12,909,693	4,701,582	5,696,020	7,877,501	8,981,987	14,723,373	18,240,906
Units purchased	2,069,798	3,277,982	500,692	859,958	2,482,295	2,367,326	1,384,934	2,492,907
Units redeemed	(3,925,100)	(3,909,321)	(1,167,667)	(1,854,396)	(2,885,113)	(3,471,812)	(4,120,063)	(6,010,440)

Ending units	10,423,052	12,278,354	4,034,607	4,701,582	7,474,683	7,877,501	11,988,244	14,723,373

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRDIV		WRENG		WRGNR		WRGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(254)	(46,425)	(95,352)	(113,104)	(478,276)	(462,391)	(725,221)	(1,192,342)
Realized gain (loss) on investments	(190,096)	(730,970)	(252,796)	(643,484)	(3,784,161)	(1,426,307)	9,136,456	(630,027)
Change in unrealized gain (loss) on investments	3,206,588	3,940,788	2,505,467	3,749,945	9,246,495	20,367,361	6,033,273	30,999,530
Reinvested capital gains	-	-	-	-	-	-	-	4,191,940

Net increase (decrease) in contract owners’ equity resulting from operations	3,016,238	3,163,393	2,157,319	2,993,357	4,984,058	18,478,663	14,444,508	33,369,101

Equity transactions:
Purchase payments received from contract owners (note 3)	223,915	291,505	324,794	155,862	964,380	917,351	1,850,116	2,312,587
Transfers between funds	(266,756)	(1,302,226)	629,894	1,212,947	(3,645,464)	7,323,248	(6,095,425)	(9,838,663)
Redemptions (note 3)	(3,736,440)	(3,158,433)	(1,356,876)	(1,181,686)	(7,159,135)	(4,631,342)	(25,771,814)	(21,678,093)
Annuity benefits	(3,908)	(3,398)	-	-	(2,812)	(1,849)	(15,705)	(11,694)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,809)	(7,771)	(1,793)	(3,322)	(10,887)	(13,262)	108,026	(80,138)
Adjustments to maintain reserves	824	(374)	284	(167)	2,595	(365)	7,478	(2,716)

Net equity transactions	(3,790,175)	(4,180,697)	(403,696)	183,634	(9,851,323)	3,593,781	(29,917,324)	(29,298,717)

Net change in contract owners’ equity	(773,937)	(1,017,304)	1,753,623	3,176,991	(4,867,265)	22,072,444	(15,472,816)	4,070,384
Contract owners’ equity beginning of period	23,420,023	24,437,327	10,865,760	7,688,769	46,988,612	24,916,168	155,945,505	151,875,121

Contract owners’ equity end of period	$22,646,086	23,420,023	12,619,383	10,865,760	42,121,347	46,988,612	140,472,689	155,945,505

CHANGES IN UNITS:
Beginning units	1,974,176	2,406,092	1,063,778	1,046,875	3,338,506	3,038,959	16,771,104	20,570,540
Units purchased	309,840	434,311	275,593	483,019	528,792	1,378,298	1,482,791	2,610,477
Units redeemed	(629,169)	(866,227)	(316,297)	(466,116)	(1,287,147)	(1,078,751)	(4,716,309)	(6,409,913)

Ending units	1,654,847	1,974,176	1,023,074	1,063,778	2,580,151	3,338,506	13,537,586	16,771,104

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRHIP		WRIP		WRI2P		WRMIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,650,168	5,732,309	(75,112)	140,299	50,340	400,363	(51,497)	(39,050)
Realized gain (loss) on investments	(203,625)	(269,739)	3,086,974	2,237,652	(1,573,378)	(2,488,334)	(127,012)	(348,170)
Change in unrealized gain (loss) on investments	5,314,572	21,265,608	2,340,000	7,178,898	3,713,164	6,156,159	1,761,449	1,492,389
Reinvested capital gains	-	-	-	-	-	980,727	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,761,115	26,728,178	5,351,862	9,556,849	2,190,126	5,048,915	1,582,940	1,105,169

Equity transactions:
Purchase payments received from contract owners (note 3)	1,326,235	1,463,640	580,485	682,556	281,201	170,974	84,125	55,186
Transfers between funds	3,702,574	11,505,322	(776,053)	2,497,212	2,559	858,938	856,049	516,981
Redemptions (note 3)	(16,165,941)	(11,473,380)	(8,632,363)	(7,419,037)	(3,401,299)	(2,821,104)	(928,048)	(425,994)
Annuity benefits	(28,010)	(22,216)	(3,351)	(2,623)	(10,734)	(8,731)	(3,038)	(2,255)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	2,891	(39,497)	11,909	(29,688)	(6,663)	(8,868)	(2,501)	(1,373)
Adjustments to maintain reserves	(1,848)	(375)	935	(211)	1,201	(1,232)	455	452

Net equity transactions	(11,164,098)	1,433,494	(8,818,438)	(4,271,791)	(3,133,735)	(1,810,023)	7,043	142,997

Net change in contract owners’ equity	(402,983)	28,161,672	(3,466,576)	5,285,058	(943,609)	3,238,892	1,589,983	1,248,166
Contract owners’ equity beginning of period	85,094,624	56,932,952	48,574,882	43,289,824	20,724,711	17,485,819	4,051,196	2,803,030

Contract owners’ equity end of period	$84,691,641	85,094,624	45,108,306	48,574,882	19,781,102	20,724,711	5,641,179	4,051,196

CHANGES IN UNITS:
Beginning units	4,948,846	4,801,530	4,678,629	5,243,842	1,454,572	1,645,885	361,907	350,971
Units purchased	968,291	1,833,792	598,423	1,484,094	246,740	491,395	143,651	149,951
Units redeemed	(1,592,558)	(1,686,476)	(1,460,569)	(2,049,307)	(466,499)	(682,708)	(145,017)	(139,015)

Ending units	4,324,579	4,948,846	3,816,483	4,678,629	1,234,813	1,454,572	360,541	361,907

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRMCG		WRMMP		WRMSP		WRRESP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(172,102)	(135,137)	(351,466)	(72,780)	201,336	254,330	72,994	162,567
Realized gain (loss) on investments	459,753	(701,518)	-	-	(671,949)	(293,975)	(984,825)	(2,178,321)
Change in unrealized gain (loss) on investments	3,857,811	4,902,103	-	-	519,714	436,785	3,303,735	3,576,435
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,145,462	4,065,448	(351,466)	(72,780)	49,101	397,140	2,391,904	1,560,681

Equity transactions:
Purchase payments received from contract owners (note 3)	257,751	187,968	6,537,559	8,085,623	144,122	42,058	131,896	222,841
Transfers between funds	1,758,789	3,122,657	12,587,337	(4,466,459)	(5,628,819)	(326,766)	(169,346)	(549,747)
Redemptions (note 3)	(2,938,549)	(2,112,030)	(27,698,107)	(32,908,264)	(164,797)	(975,124)	(1,654,464)	(1,318,565)
Annuity benefits	-	-	(29,749)	(23,926)	-	(1,264)	(4,220)	(2,457)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,761)	(4,504)	71,218	(77,908)	(510)	(1,913)	(3,684)	(4,507)
Adjustments to maintain reserves	1,312	(215)	5,133	5,277	(2)	(115)	860	(2,679)

Net equity transactions	(925,457)	1,193,876	(8,526,610)	(29,385,657)	(5,650,005)	(1,263,124)	(1,698,958)	(1,655,114)

Net change in contract owners’ equity	3,220,005	5,259,324	(8,878,076)	(29,458,437)	(5,600,904)	(865,984)	692,946	(94,433)
Contract owners’ equity beginning of period	14,695,895	9,436,571	38,090,703	67,549,140	5,600,904	6,466,888	9,794,449	9,888,882

Contract owners’ equity end of period	$17,915,900	14,695,895	29,212,627	38,090,703	-	5,600,904	10,487,395	9,794,449

CHANGES IN UNITS:
Beginning units	1,188,377	1,106,727	3,428,531	6,113,637	543,845	672,056	869,687	1,068,301
Units purchased	384,133	581,646	3,037,076	3,830,840	35,401	149,146	166,621	285,094
Units redeemed	(460,504)	(499,996)	(3,815,252)	(6,515,946)	(579,246)	(277,357)	(302,402)	(483,708)

Ending units	1,112,006	1,188,377	2,650,355	3,428,531	-	543,845	733,906	869,687

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRSTP		WRSCP		WRSCV		WRVP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(972,461)	(969,244)	(797,455)	(496,451)	(94,681)	(92,700)	(165,435)	497,684
Realized gain (loss) on investments	6,513,220	2,351,564	2,261,234	448,289	(98,232)	(1,055,510)	366,368	(1,567,132)
Change in unrealized gain (loss) on investments	576,821	21,764,143	15,717,745	18,757,875	2,200,472	3,050,968	9,574,380	14,055,829
Reinvested capital gains	2,531,297	5,252,733	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,648,877	28,399,196	17,181,524	18,709,713	2,007,559	1,902,758	9,775,313	12,986,381

Equity transactions:
Purchase payments received from contract owners (note 3)	1,152,207	1,593,516	728,392	995,246	106,476	117,861	777,608	802,610
Transfers between funds	(3,329,255)	(1,263,433)	(2,185,837)	(999,587)	545,485	(53,765)	(1,467,429)	(3,476,195)
Redemptions (note 3)	(14,629,729)	(11,687,782)	(13,046,827)	(9,598,632)	(1,677,134)	(1,110,086)	(9,648,710)	(9,027,570)
Annuity benefits	(8,249)	(5,987)	(9,423)	(6,810)	(10,779)	(8,355)	(12,573)	(10,803)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	25,454	(53,089)	66,004	(32,754)	(3,876)	(2,647)	20,128	(40,025)
Adjustments to maintain reserves	2,953	(2,091)	894	(1,957)	1,534	(400)	2,539	(231)

Net equity transactions	(16,786,619)	(11,418,866)	(14,446,797)	(9,644,494)	(1,038,294)	(1,057,392)	(10,328,437)	(11,752,214)

Net change in contract owners’ equity	(8,137,742)	16,980,330	2,734,727	9,065,219	969,265	845,366	(553,124)	1,234,167
Contract owners’ equity beginning of period	91,941,552	74,961,222	72,809,105	63,743,886	8,634,050	7,788,684	63,371,090	62,136,923

Contract owners’ equity end of period	$83,803,810	91,941,552	75,543,832	72,809,105	9,603,315	8,634,050	62,817,966	63,371,090

CHANGES IN UNITS:
Beginning units	6,937,432	8,066,843	6,103,814	7,141,914	719,794	824,726	5,275,682	6,491,989
Units purchased	827,574	1,387,537	645,189	1,272,955	191,380	232,432	621,343	1,088,787
Units redeemed	(2,113,179)	(2,516,948)	(1,791,978)	(2,311,055)	(266,899)	(337,364)	(1,453,581)	(2,305,094)

Ending units	5,651,827	6,937,432	4,957,025	6,103,814	644,275	719,794	4,443,444	5,275,682

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SVOF		WFVSCG		WIEP		WVCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,788)	(510,896)	(77,523)	(16,563)	-	(18,170)	-	16,037
Realized gain (loss) on investments	28,732	(34,456,674)	1,223,633	97,997	-	441,743	-	(38,972)
Change in unrealized gain (loss) on investments	29,648	53,085,484	365,873	400,780	-	(67,524)	-	279,387
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,592	18,117,914	1,511,983	482,214	-	356,049	-	256,452

Equity transactions:
Purchase payments received from contract owners (note 3)	212	974,102	193,944	19,239	-	4,142	-	4,829
Transfers between funds	(5,866)	(78,669,406)	6,105,837	4,323,989	-	(3,398,263)	-	(1,129,504)
Redemptions (note 3)	(79,934)	(7,814,619)	(1,056,009)	(135,734)	-	(249,254)	-	(94,757)
Annuity benefits	(2,452)	(8,222)	(784)	-	-	-	-	-
Contract maintenance charges (note 2)	(65)	(999)	(49)	(5)	-	(13)	-	(4)
Contingent deferred sales charges (note 2)	-	(22,517)	(659)	(555)	-	(36)	-	(167)
Adjustments to maintain reserves	(314)	9,140	930	(56)	-	(45)	-	(83)

Net equity transactions	(88,419)	(85,532,521)	5,243,210	4,206,878	-	(3,643,469)	-	(1,219,686)

Net change in contract owners’ equity	(32,827)	(67,414,607)	6,755,193	4,689,092	-	(3,287,420)	-	(963,234)
Contract owners’ equity beginning of period	324,615	67,739,222	4,689,092	-	-	3,287,420	-	963,234

Contract owners’ equity end of period	$291,788	324,615	11,444,285	4,689,092	-	-	-	-

CHANGES IN UNITS:
Beginning units	26,804	8,437,109	358,511	-	-	351,739	-	137,487
Units purchased	1,387	701,258	1,653,430	441,589	-	413	-	-
Units redeemed	(8,146)	(9,111,563)	(1,323,564)	(83,078)	-	(352,152)	-	(137,487)

Ending units	20,045	26,804	688,377	358,511	-	-	-	-

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	BF		SGRF		WGIP		WRLBP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	214,444	-	(86,529)	-	249,648	-	-
Realized gain (loss) on investments	-	(18,309,048)	-	(11,029,249)	-	(2,901,776)	-	-
Change in unrealized gain (loss) on investments	-	16,886,732	-	12,134,483	-	3,465,093	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,207,872)	-	1,018,705	-	812,965	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(58)	(1,044,937)	(1,159)	(480,241)	-	86,441	394	-
Transfers between funds	(7)	(50,702,988)	824	(24,722,407)	-	(5,010,364)	(515)	-
Redemptions (note 3)	65	(4,235,054)	-	(1,228,501)	-	(532,364)	(12,042)	-
Annuity benefits	-	(12,253)	877	(4,372)	-	-	-	-
Contract maintenance charges (note 2)	-	(549)	-	(715)	-	(68)	-	-
Contingent deferred sales charges (note 2)	-	(8,381)	-	(9,301)	-	(126)	12,162	-
Adjustments to maintain reserves	-	(299,719)	(542)	(177,418)	-	(405)	-	-

Net equity transactions	-	(56,303,881)	-	(26,622,955)	-	(5,456,886)	-	-

Net change in contract owners’ equity	-	(57,511,753)	-	(25,604,250)	-	(4,643,921)	-	-
Contract owners’ equity beginning of period	-	57,511,753	-	25,604,250	-	4,643,921	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	6,114,999	-	3,026,086	-	424,452	-	-
Units purchased	1,485	261,055	-	119,094	-	25,129	-	-
Units redeemed	(1,485)	(6,376,054)	-	(3,145,180)	-	(449,581)	-	-

Ending units	-	-	-	-	-	-	-	-

(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVLCG		ACVU2		JPMCVP		BBLCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(1,630)	-	(8,561)	-	209,246	-	-
Realized gain (loss) on investments	-	(83,289)	-	(409,142)	-	(6,435,488)	-	-
Change in unrealized gain (loss) on investments	-	105,784	-	545,505	-	5,690,300	-	-
Reinvested capital gains	-	-	-	-	-	22,194	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	20,865	-	127,802	-	(513,748)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,838	-	3,285	-	12,983	-	(181)
Transfers between funds	-	(260,904)	-	(1,072,342)	-	(10,794,242)	-	181
Redemptions (note 3)	-	(75,750)	-	(35,064)	-	(390,600)	-	-
Annuity benefits	-	-	-	-	-	(569)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(239)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(346)	-	(2,643)	-	-
Adjustments to maintain reserves	-	5	-	(27)	-	(1,819)	-	-

Net equity transactions	-	(334,811)	-	(1,104,494)	-	(11,177,129)	-	-

Net change in contract owners’ equity	-	(313,946)	-	(976,692)	-	(11,690,877)	-	-
Contract owners’ equity beginning of period	-	313,946	-	976,692	-	11,690,877	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	44,214	-	143,661	-	1,228,220	-	-
Units purchased	-	291	-	4,484	-	20,013	-	1,500
Units redeemed	-	(44,505)	-	(148,145)	-	(1,248,233)	-	(1,500)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

92

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)

Large Cap VIF (BBGI)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio - Class I (MSVIM)*

Mid Cap Growth Portfolio - Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Balanced Fund - Series I (AVB)

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

V.I. Large Cap Growth Fund - Series I (AVLCG)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Initial Shares (DSC)

Developing Leaders Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE EVERGREEN VARIABLE ANNUITY FUNDS

VA Fundamental Large Cap Fund - Class 1 (EVGI)*

VA Omega Fund - Class 1 (EVOM)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Service Class (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option .	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(Continued)

98

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE

0.95%	$22,815,627	$1,271	$3,930	$269	$56,728	$6,263	$21,077	$-
1%	7,825,241	-	-	-	17,465	1,861	8,584	-
1.05%	1,472,802	-	1	1	1,288	680	4,863	-
1.1%	12,421,052	803	2,829	166	18,364	409	1,048	-
1.15%	6,070,784	234	2,055	43	19,017	22	332	-
1.2%	11,937,009	20	66	6	57,093	1,034	9,440	1
1.25%	3,207,799	301	90	16	6,006	-	1,142	-
1.3%	2,147,657	92	1,585	54	8,645	-	1,869	-
1.35%	2,814,183	70	359	51	6,400	19	122	-
1.4%	3,886,652	232	2,450	94	7,128	-	532	-
1.45%	726,413	1,088	831	39	1,361	-	28	-
1.5%	1,450,224	50	82	5	2,692	-	-	-
1.55%	1,223,249	-	1,075	-	6,766	-	5	-
1.6%	1,727,220	2,096	1,783	190	4,268	-	-	-
1.65%	1,569,573	1,507	65	3	3,314	-	-	-
1.7%	154,908	2,682	-	-	1,729	-	10	-
1.75%	819,801	-	-	-	623	-	-	-
1.8%	568,220	-	-	-	2,000	-	-	-
1.85%	188,661	-	-	-	4,018	-	6	-
1.9%	127,851	-	-	-	3,920	-	-	-
1.95%	594,093	-	-	-	10,024	-	-	-
2%	77,847	-	-	-	171	-	-	-
2.05%	392,345	-	-	-	786	-	-	-
2.1%	369,457	-	-	-	620	-	-	-
2.15%	55,409	-	-	-	-	-	-	-
2.2%	384,995	-	-	-	1,247	-	-	-
2.25%	1,155,324	-	-	-	-	-	-	-
2.35%	21,944	-	-	-	-	-	-	-
2.4%	969	-	-	-	-	-	-	-
2.45%	38,282	-	-	-	-	-	-	-
2.5%	36,447	-	-	-	-	-	-	-
2.6%	82,879	-	-	-	-	-	-	-

Totals	$86,364,917	$10,446	$17,201	$937	$241,673	$10,288	$49,058	$1

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2

0.95%	$1	$36,901	$-	$367,282	$41,394	$66,370	$-	$338,533
1%	1	13,709	-	205,564	12,335	44,167	-	129,681
1.05%	-	2,259	-	25,742	1,858	6,159	-	20,002
1.1%	-	13,795	-	150,611	15,799	15,135	-	167,342
1.15%	-	4,259	-	59,617	9,706	6,744	-	61,271
1.2%	-	25,455	-	257,496	29,682	30,931	-	269,676
1.25%	-	3,390	1,414	48,253	8,727	5,815	47	50,978
1.3%	-	5,530	-	67,018	2,681	7,833	-	24,236
1.35%	-	4,807	-	47,805	7,828	3,736	-	55,756
1.4%	-	4,807	-	48,261	5,137	2,703	-	51,505
1.45%	-	163	-	6,540	210	1,571	-	7,113
1.5%	-	1,015	-	26,424	777	2,039	-	11,836
1.55%	-	211	-	13,476	988	543	-	8,279
1.6%	-	2,864	-	16,367	1,426	925	-	18,911
1.65%	-	1,514	-	28,351	2,982	667	-	28,902
1.7%	-	189	-	3,760	58	215	-	2,634
1.75%	-	65	-	4,695	1,729	29	-	10,677
1.8%	-	931	-	6,036	2,674	477	-	3,376
1.85%	-	249	-	4,205	600	7	-	4,469
1.9%	-	101	-	1,541	159	11	-	1,158
1.95%	-	-	-	9,105	-	-	-	5,344
2%	-	-	-	450	-	2	-	383
2.05%	-	695	-	3,291	767	331	-	4,394
2.1%	-	-	-	310	32	-	-	322
2.15%	-	-	-	1	-	-	-	114
2.2%	-	1,127	-	498	56	87	-	1,491
2.25%	-	-	-	17,401	-	-	-	37
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$2	$124,036	$1,414	$1,420,100	$147,605	$196,497	$47	$1,278,420

	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2

0.95%	$239,731	$-	$-	$-	$117,477	$1,087	$27,069	$-
1%	163,986	-	-	-	32,744	85	2,473	-
1.05%	19,619	-	-	-	5,355	28	270	-
1.1%	93,781	-	-	-	38,123	979	1,725	-
1.15%	44,661	-	-	-	19,049	87	2,083	-
1.2%	167,174	-	-	-	68,318	169	9,665	-
1.25%	23,344	2,222	-	-	15,975	7	3,389	1,118
1.3%	29,878	-	-	-	8,522	3	2,127	-
1.35%	14,988	-	-	-	9,505	32	1,016	-
1.4%	18,791	-	-	-	11,449	11	1,960	-
1.45%	4,277	-	-	-	4,950	-	-	-
1.5%	12,602	-	3,884	2,213	11,086	225	189	723
1.55%	4,273	-	-	-	1,778	17	-	-
1.6%	2,174	-	1,505	1,207	11,022	4	185	719
1.65%	5,268	-	6,242	2,967	12,132	-	618	2,326
1.7%	671	-	-	-	537	-	-	-
1.75%	1,721	-	2,473	609	4,117	298	4,712	1,507
1.8%	4,309	-	913	675	1,204	-	387	-
1.85%	24	-	-	-	1,784	-	291	-
1.9%	11	-	1,370	593	1,956	9	-	361
1.95%	-	-	3,484	3,278	4,496	61	-	3,364
2%	7	-	88	71	2,321	30	-	-
2.05%	-	-	3,607	2,936	6,239	-	-	73
2.1%	-	-	3,087	2,286	4,629	-	-	-
2.15%	-	-	-	156	1,965	-	-	-
2.2%	989	-	1,389	2,593	6,699	-	-	920
2.25%	-	104	-	-	15,455	-	-	5,534
2.35%	-	-	-	150	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	410	1,025	-	-	-
2.5%	-	-	436	609	1,364	-	-	23
2.6%	-	-	675	137	171	-	-	829

	$852,279	$2,326	$29,153	$20,890	$421,447	$3,132	$58,159	$17,497

(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.95%	$42,492	$-	$71	$3,571	$29,753	$-	$42,632	$81,848
1%	14,340	-	-	1,297	10,018	-	39,713	28,394
1.05%	2,807	-	-	640	1,732	-	8,817	10,209
1.1%	14,859	-	-	911	16,216	-	33,455	24,359
1.15%	7,431	-	-	1,052	7,611	-	22,507	20,072
1.2%	23,393	79	672	4,648	22,394	-	59,845	87,505
1.25%	5,577	-	1,008	712	5,098	-	35,595	15,533
1.3%	2,354	-	-	126	4,179	-	29,196	13,904
1.35%	7,464	-	-	139	4,984	-	12,835	19,417
1.4%	4,610	-	-	553	6,450	-	27,845	26,777
1.45%	2,367	-	-	173	697	-	3,210	1,594
1.5%	554	-	33	503	1,743	963	2,384	2,960
1.55%	1,801	-	-	195	827	-	2,386	3,584
1.6%	8,466	29	10,863	47	2,599	105	2,469	2,616
1.65%	2,293	-	-	-	1,570	303	9,121	7,156
1.7%	48	-	-	4	258	-	178	160
1.75%	3,805	799	5,489	-	603	332	213	771
1.8%	414	-	-	-	734	283	990	1,285
1.85%	77	-	-	-	311	-	656	183
1.9%	10	-	-	-	30	275	65	267
1.95%	-	-	-	-	2	688	855	-
2%	329	-	-	-	71	54	455	102
2.05%	38	-	-	-	337	335	4,059	14
2.1%	-	-	-	-	-	271	-	-
2.15%	4	-	-	-	-	40	-	-
2.2%	-	-	-	-	162	770	2,325	62
2.25%	-	-	-	-	1,111	-	81,426	20,279
2.35%	-	-	-	-	-	109	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	68	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	44	-	-

	$145,533	$907	$18,136	$14,571	$119,490	$4,640	$423,232	$369,051

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6

0.95%	$72,538	$122,164	$35,286	$123,237	$117,340	$5,375	$191,984	$-
1%	20,242	28,901	15,660	48,328	39,879	2,635	56,481	-
1.05%	4,668	9,216	2,653	14,079	5,664	187	8,214	-
1.1%	30,821	33,967	12,482	39,977	39,577	4,930	65,882	-
1.15%	20,314	23,283	7,389	30,506	23,895	2,123	44,568	-
1.2%	52,527	81,118	28,289	47,899	96,653	1,179	96,836	-
1.25%	16,757	21,122	10,130	12,625	25,144	2,723	21,865	-
1.3%	29,962	18,611	3,798	13,094	21,885	199	13,137	-
1.35%	9,516	20,783	6,920	13,532	14,227	127	25,194	-
1.4%	19,520	17,397	8,317	13,169	18,323	522	20,849	-
1.45%	165	771	597	1,222	1,220	-	2,871	-
1.5%	1,314	4,998	421	6,581	2,711	495	5,502	4,223
1.55%	4,122	3,734	2,196	5,560	3,251	18	5,665	-
1.6%	5,046	5,129	521	8,739	1,760	75	9,886	1,121
1.65%	5,498	5,213	2,776	5,701	2,339	452	3,865	1,203
1.7%	-	857	-	1,119	266	24	1,475	-
1.75%	1,897	3,167	131	8,295	1,220	-	7,551	943
1.8%	1,042	907	82	4,836	1,608	73	3,638	64
1.85%	214	1,852	-	614	663	-	4,863	-
1.9%	88	82	123	22	55	-	665	579
1.95%	79	5,082	806	152	-	-	8,816	3,207
2%	-	-	100	-	14	-	397	-
2.05%	199	468	191	32	347	494	697	1,164
2.1%	-	314	-	-	-	-	585	1,131
2.15%	1	-	-	-	-	-	1	313
2.2%	-	22	-	243	30	-	1,265	4,067
2.25%	-	34,151	13,037	-	-	-	11	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	151
2.5%	-	-	-	-	-	-	-	611
2.6%	-	-	-	-	-	-	-	233

	$296,530	$443,309	$151,905	$399,562	$418,071	$21,631	$602,763	$19,010

(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1

0.95%	$-	$9,378	$1,949	$77,552	$-	$27,863	$17,606	$334,152
1%	-	3,955	126	41,591	-	13,579	5,750	143,741
1.05%	-	299	165	7,833	-	3,640	1,460	36,632
1.1%	-	2,679	3,550	24,791	-	6,272	8,093	124,956
1.15%	-	2,193	1,783	11,985	-	1,281	3,518	60,118
1.2%	-	5,933	439	55,373	-	10,701	10,186	145,011
1.25%	89	697	359	8,138	664	3,964	1,658	27,512
1.3%	-	644	176	8,554	-	3,813	2,690	33,025
1.35%	-	838	440	10,723	-	916	2,214	40,201
1.4%	-	1,245	404	6,580	-	1,585	2,877	29,742
1.45%	-	216	25	4,381	-	157	395	5,812
1.5%	-	351	223	4,554	-	723	12	7,123
1.55%	-	1,389	136	1,917	-	204	473	8,380
1.6%	-	1,618	-	6,953	-	623	1,250	9,516
1.65%	-	220	116	1,121	-	611	185	9,901
1.7%	-	53	-	33	-	73	177	1,382
1.75%	-	464	-	2,458	-	-	436	2,863
1.8%	-	347	160	972	-	883	346	3,469
1.85%	-	50	165	594	-	17	175	1,306
1.9%	-	3	-	-	-	-	-	1,163
1.95%	-	-	-	197	-	-	67	15
2%	-	42	-	61	-	-	-	24
2.05%	-	2	-	623	-	66	240	1,910
2.1%	-	-	-	-	-	-	-	-
2.15%	-	1	-	1	-	-	1	-
2.2%	-	119	-	1,001	-	70	39	524
2.25%	-	1	-	-	-	-	-	933
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$89	$32,737	$10,216	$277,986	$664	$77,041	$59,848	$1,029,411

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.95%	$10,602	$-	$10,294	$10,867	$3,670	$21,062	$34,213	$16,420
1%	5,757	-	2,046	4,967	4,545	5,199	24,559	6,050
1.05%	510	-	1	2,626	17	729	504	-
1.1%	8,041	-	1,884	15,663	7,564	5,421	18,577	3,013
1.15%	4,255	-	2,746	6,878	511	808	9,272	1,346
1.2%	4,123	-	3,330	9,601	5,929	21,079	37,296	18,058
1.25%	3,093	-	1,257	8,850	4,210	4,657	9,159	6,893
1.3%	488	-	243	1,344	8,029	3,031	7,313	3,465
1.35%	1,343	-	25	5,219	6,767	4,944	17,734	3,580
1.4%	1,435	-	-	4,766	922	2,429	4,060	114
1.45%	86	-	-	-	-	-	1,374	-
1.5%	116	-	-	-	1,130	2,121	1,725	-
1.55%	938	-	-	1,397	592	953	722	1,128
1.6%	435	-	-	300	-	2,995	2,199	223
1.65%	347	-	-	2,387	-	1,328	3,342	-
1.7%	82	-	145	-	-	-	-	-
1.75%	80	-	-	451	-	-	-	-
1.8%	-	-	-	-	1,554	-	2,844	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	228	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	39	-	-	-	-	-	-
2.25%	1,420	-	-	9,888	7,470	7,954	21,859	22,954
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$43,151	$39	$21,971	$85,204	$52,910	$84,938	$196,752	$83,244

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS

0.95%	$16,565	$22,082	$-	$12,128	$512,846	$-	$-	$3,713
1%	6,683	10,217	-	4,152	279,581	-	-	991
1.05%	1,292	1,214	-	132	44,162	-	-	344
1.1%	4,838	10,165	-	3,952	130,049	-	-	1,803
1.15%	4,411	7,877	-	3,814	40,626	-	-	1,093
1.2%	19,008	11,260	-	8,760	118,681	-	-	2,818
1.25%	4,005	3,039	-	880	38,536	-	16	331
1.3%	8,182	1,990	-	6,459	18,859	-	-	393
1.35%	5,769	6,045	-	290	21,126	-	-	274
1.4%	6,373	12,272	-	2,605	27,452	-	-	1,247
1.45%	-	532	-	-	5,228	-	-	100
1.5%	202	621	1,622	111	9,902	1,898	-	90
1.55%	-	942	-	-	6,108	-	-	398
1.6%	-	1,546	1,045	367	10,284	1,315	-	1,782
1.65%	235	467	1,495	189	7,250	2,458	-	116
1.7%	238	296	-	217	2,054	-	-	-
1.75%	168	175	-	374	3,698	1,062	-	75
1.8%	-	-	-	-	1,622	660	-	302
1.85%	1,224	272	-	-	880	-	-	13
1.9%	-	-	-	-	106	592	-	28
1.95%	-	-	2,287	56	97	1,416	-	-
2%	-	-	-	-	53	-	-	7
2.05%	-	-	5,776	85	338	979	-	-
2.1%	-	-	417	-	394	421	-	-
2.15%	-	-	299	-	146	-	-	2
2.2%	-	-	637	168	888	872	-	-
2.25%	5,016	4,727	-	1,998	20,512	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	362	-	-
2.5%	-	-	434	-	-	935	-	-
2.6%	-	-	-	-	-	82	-	-

	$84,209	$95,739	$14,012	$46,737	$1,301,478	$13,052	$16	$15,920

	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2

0.95%	$936,991	$-	$120,764	$-	$12,436	$18,929	$110,303	$8,452
1%	385,775	-	62,305	-	5,748	1,218	22,549	2,847
1.05%	79,894	-	18,038	-	536	426	11,583	28
1.1%	397,886	-	28,495	-	6,077	1,733	70,312	1,621
1.15%	190,950	-	13,073	-	4,186	1,489	31,354	7,083
1.2%	512,076	-	25,010	-	5,998	4,949	79,223	1,167
1.25%	100,791	-	5,845	282	956	1,895	70,490	428
1.3%	107,255	-	6,963	-	843	45	9,016	1,594
1.35%	109,258	-	4,703	-	2,694	454	28,498	54
1.4%	147,730	-	4,985	-	2,291	56	27,648	1,086
1.45%	10,554	-	371	-	357	4	5,874	-
1.5%	31,936	39,663	2,380	-	910	88	15,646	528
1.55%	33,176	-	1,239	-	379	-	7,557	3,176
1.6%	51,662	9,859	821	-	1,520	93	17,314	540
1.65%	34,576	20,302	476	-	1,490	58	16,856	-
1.7%	5,452	-	398	-	27	2	1,868	-
1.75%	25,270	11,729	558	-	974	-	7,835	-
1.8%	17,332	5,024	316	-	375	-	5,121	-
1.85%	3,836	-	-	-	145	45	2,507	-
1.9%	121	3,532	-	-	130	-	118	-
1.95%	267	22,957	-	-	889	-	22,027	-
2%	310	143	33	-	96	-	77	-
2.05%	3,134	12,487	32	-	594	-	15,629	-
2.1%	76	18,562	-	-	265	-	3,138	-
2.15%	413	40	-	-	60	-	962	-
2.2%	1,169	15,995	-	-	658	-	9,598	-
2.25%	45,502	-	-	-	-	-	5,933	1,240
2.35%	-	174	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	2,930	-	-	43	-	-	-
2.5%	-	1,075	-	-	-	-	-	-
2.6%	-	3,148	-	-	702	-	10,242	-

	$3,233,392	$167,620	$296,805	$282	$51,379	$31,484	$609,278	$29,844

(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUS1	GVUSL	MCIF

0.95%	$1,949	$147,839	$548,962	$188,484	$210,630	$-	$7,346	$343,899
1%	439	25,675	223,265	65,709	54,769	-	1,638	134,108
1.05%	-	5,156	54,853	10,868	14,041	-	206	21,446
1.1%	1,078	85,240	434,227	241,432	149,302	-	1,594	175,245
1.15%	1,465	60,319	293,917	169,610	82,440	-	1,080	98,604
1.2%	919	110,189	383,217	180,853	109,284	-	3,868	213,380
1.25%	462	32,749	309,559	145,942	79,181	-	1,192	44,184
1.3%	-	14,529	63,283	25,095	17,281	-	899	63,843
1.35%	177	33,737	109,158	53,279	31,070	-	1,735	61,255
1.4%	-	39,699	224,438	147,337	62,000	-	949	54,307
1.45%	-	4,674	23,093	10,818	7,128	-	219	13,586
1.5%	-	39,460	77,472	54,134	41,520	-	150	10,581
1.55%	-	11,369	54,050	73,721	17,142	-	166	17,450
1.6%	-	24,287	157,549	64,393	36,890	-	281	23,766
1.65%	-	19,616	93,978	58,695	34,007	-	150	16,537
1.7%	-	31	8,215	3,187	5,347	-	9	1,891
1.75%	-	14,070	110,726	41,230	40,164	-	4	15,334
1.8%	-	2,185	52,185	14,671	15,177	-	84	8,917
1.85%	-	4,819	11,328	8,262	1,648	-	-	1,311
1.9%	-	760	9,615	2,610	3,096	-	-	879
1.95%	-	6,951	28,478	29,455	6,975	-	-	466
2%	-	30	5,354	295	3,581	-	-	750
2.05%	-	6,615	16,846	12,682	12,376	-	71	5,283
2.1%	-	11,031	37,160	29,901	22,969	-	-	773
2.15%	-	2,109	8,278	6,504	5,417	-	-	289
2.2%	-	9,306	39,671	36,124	22,440	-	313	2,531
2.25%	2,388	14,977	165,176	115,636	22,916	-	-	10,586
2.35%	-	284	6,775	1,600	299	-	-	-
2.4%	-	-	-	925	-	-	-	-
2.45%	-	-	943	2,077	1,316	-	-	-
2.5%	-	3,441	2,550	3,027	4,646	-	-	-
2.6%	-	4,584	4,638	5,337	6,104	-	-	-

	$8,877	$735,731	$3,558,959	$1,803,893	$1,121,156	$-	$21,954	$1,341,201

	SAM	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.95%	$1,183,217	$2	$229,956	$-	$40,512	$-	$61,413	$-
1%	462,518	-	110,368	-	11,261	-	22,396	-
1.05%	99,849	-	20,373	-	3,083	-	2,246	-
1.1%	388,028	120	55,608	-	14,060	-	31,356	-
1.15%	194,109	1	33,480	-	12,954	-	23,616	-
1.2%	723,734	-	138,523	-	43,048	-	40,702	-
1.25%	115,570	-	26,127	32	6,467	2,715	12,477	-
1.3%	103,653	-	22,152	-	16,282	-	4,870	-
1.35%	146,412	-	24,055	-	6,582	-	11,091	-
1.4%	147,954	-	25,073	-	5,028	-	13,186	-
1.45%	12,616	-	3,213	-	279	-	1,934	-
1.5%	53,295	-	17,658	-	1,252	2,690	4,248	2,125
1.55%	19,067	-	4,749	-	1,536	-	1,945	-
1.6%	50,658	-	8,315	-	2,914	782	8,973	1,126
1.65%	74,795	-	8,095	-	1,191	1,469	7,368	3,511
1.7%	3,463	-	436	-	122	-	510	-
1.75%	46,107	-	1,543	-	1,413	488	3,851	1,999
1.8%	26,037	-	4,994	-	2,015	-	2,714	11
1.85%	4,210	-	650	-	763	-	517	-
1.9%	6,985	-	79	-	-	127	346	279
1.95%	12,299	-	823	-	13	711	1,498	2,866
2%	2,816	-	9	-	38	636	385	73
2.05%	29,927	-	1,165	-	626	538	2,183	910
2.1%	14,062	-	-	-	409	1,035	1,542	968
2.15%	4,219	-	63	-	-	-	129	-
2.2%	13,459	-	952	-	781	557	1,928	3,458
2.25%	21,810	-	38	-	-	-	4,884	236
2.35%	1,195	-	-	-	-	32	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	508	-	-	-	-	62	100	57
2.5%	33	-	-	-	-	-	-	-
2.6%	5,733	-	-	-	-	67	1,456	98

	$3,968,338	$123	$738,497	$32	$172,629	$11,909	$269,864	$17,717

(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF

0.95%	$19,568	$6,977	$334,898	$-	$210,195	$75,473	$-	$403,682
1%	7,843	1,639	166,833	-	48,046	26,888	-	126,255
1.05%	1,245	806	24,498	-	8,812	3,455	-	19,214
1.1%	7,665	2,311	146,633	-	125,357	39,861	-	178,644
1.15%	5,807	1,690	64,936	-	75,059	19,016	-	78,235
1.2%	14,777	2,534	173,304	49,640	178,802	59,219	-	211,477
1.25%	1,967	4,856	49,973	-	30,366	11,788	-	45,277
1.3%	1,861	871	17,222	18,453	23,724	9,021	-	27,776
1.35%	2,003	1,061	32,088	12,533	40,224	12,836	-	52,271
1.4%	4,157	7,196	41,685	6,858	50,287	12,108	-	51,706
1.45%	307	267	6,353	170	4,805	1,371	-	6,491
1.5%	793	6,657	16,903	760	13,577	2,591	1,591	15,866
1.55%	2,071	243	7,990	-	9,205	6,520	-	13,816
1.6%	5,139	1,493	13,506	28	13,663	5,765	287	24,934
1.65%	605	6,134	21,003	2,233	18,982	5,095	1,193	17,472
1.7%	97	7	2,569	314	1,964	554	-	3,249
1.75%	1,008	2,486	6,434	167	3,807	4,341	1,107	15,060
1.8%	1,156	1,327	6,359	168	12,057	3,152	10	9,109
1.85%	116	-	872	526	768	418	-	3,457
1.9%	60	1,234	713	-	635	29	204	478
1.95%	-	4,773	1,105	-	80	10	1,803	148
2%	94	117	440	-	259	22	23	578
2.05%	5	2,562	3,180	286	5,504	1,355	861	3,292
2.1%	-	5,607	337	502	83	-	1,557	-
2.15%	8	547	187	-	140	134	-	174
2.2%	-	4,695	3,186	-	724	963	408	1,794
2.25%	2	2,002	9,049	-	1,740	-	-	5
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	9
2.45%	-	68	-	-	-	-	-	-
2.5%	-	616	-	-	-	-	448	-
2.6%	-	4,282	-	-	-	-	125	-

	$78,354	$75,058	$1,152,256	$92,638	$878,865	$301,985	$9,617	$1,310,469

	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1

0.95%	$-	$424,786	$-	$251,518	$58,966	$636	$9,013	$-
1%	-	160,039	-	97,053	14,233	1,273	5,563	-
1.05%	-	23,412	-	16,894	2,778	48	371	-
1.1%	-	136,658	-	70,690	9,365	236	8,334	-
1.15%	-	71,064	-	40,588	13,240	86	2,081	-
1.2%	-	225,466	-	150,512	49,885	506	4,254	-
1.25%	-	47,310	-	36,479	7,086	96	814	1,157
1.3%	-	37,369	-	32,646	3,717	69	871	-
1.35%	-	38,868	-	33,456	7,801	58	1,949	-
1.4%	-	65,237	-	26,538	11,841	89	986	-
1.45%	-	6,354	-	3,629	91	21	81	-
1.5%	5,093	14,585	8,668	18,129	831	16	348	-
1.55%	-	10,195	-	4,099	569	42	214	-
1.6%	1,167	16,700	4,827	11,457	1,602	11	1,760	-
1.65%	3,192	14,535	3,742	23,750	5,495	-	334	-
1.7%	-	1,167	-	2,023	79	15	131	-
1.75%	1,294	5,566	2,416	10,400	179	17	244	-
1.8%	57	9,651	2,760	8,447	1,861	79	522	-
1.85%	-	1,000	-	1,672	-	-	13	-
1.9%	814	540	3,602	896	-	47	2	-
1.95%	2,363	706	4,858	7,874	-	-	26	-
2%	88	305	448	101	-	-	46	-
2.05%	734	2,355	4,481	12,899	805	-	7	-
2.1%	3,004	127	3,721	2,677	-	-	-	-
2.15%	-	1	527	2	-	-	1	-
2.2%	2,645	295	6,744	6,143	51	-	21	-
2.25%	-	123	-	-	21,354	-	1	336
2.35%	99	-	-	177	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	1,758	908	-	-	-	-
2.5%	542	-	1,018	181	-	-	-	-
2.6%	903	-	1,079	446	-	-	-	-

	$21,995	$1,314,414	$50,649	$872,284	$211,829	$3,345	$37,987	$1,493

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD

0.95%	$8,675	$96,208	$-	$15,997	$68,614	$378,849	$80,820	$23,904
1%	2,632	46,281	-	4,716	38,980	104,756	25,585	4,773
1.05%	284	7,515	-	633	7,896	14,938	5,647	457
1.1%	2,570	33,732	-	10,550	30,979	136,698	39,909	7,197
1.15%	1,839	17,328	-	4,817	32,556	65,013	21,712	2,383
1.2%	6,047	55,405	-	6,827	57,064	168,101	75,349	16,031
1.25%	630	12,907	-	3,613	16,264	38,871	15,422	1,210
1.3%	776	9,561	-	1,757	5,916	19,104	21,245	1,403
1.35%	613	12,189	-	1,640	14,713	45,256	14,358	2,051
1.4%	433	13,546	-	1,375	9,521	39,049	9,068	2,266
1.45%	93	2,075	-	119	1,389	9,261	744	199
1.5%	888	3,618	2,481	136	5,890	19,837	5,725	51
1.55%	327	2,070	-	424	2,667	9,034	1,385	637
1.6%	1,184	4,404	702	942	4,146	26,191	3,919	325
1.65%	698	4,400	1,967	620	9,270	20,926	8,331	103
1.7%	21	757	-	155	1,284	1,803	333	87
1.75%	689	1,790	1,049	175	2,007	12,036	5,694	13
1.8%	120	1,877	557	-	4,348	10,394	2,847	-
1.85%	20	463	-	-	396	2,933	178	-
1.9%	18	166	553	-	-	1,614	90	189
1.95%	79	444	2,581	-	-	8,181	5,139	-
2%	152	64	131	-	29	509	510	-
2.05%	471	617	806	-	700	4,920	503	-
2.1%	292	19	1,317	-	618	7,336	6,348	-
2.15%	-	1	34	-	5	82	156	-
2.2%	153	360	1,858	-	70	7,153	1,794	-
2.25%	-	12,034	-	-	5,144	153	11,827	-
2.35%	-	-	147	-	-	1,052	69	-
2.4%	-	1	-	-	-	14	-	-
2.45%	-	-	107	-	-	309	-	-
2.5%	-	-	151	-	-	902	-	-
2.6%	156	-	257	-	-	919	-	-

	$29,860	$339,832	$14,698	$54,496	$320,466	$1,156,194	$364,707	$63,279

	PMVLAD	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2

0.95%	$83,215	$357	$-	$64	$913	$2,460	$182	$-
1%	32,617	-	-	-	322	969	-	-
1.05%	7,947	-	-	-	-	67	-	-
1.1%	28,343	1,094	-	50	564	1,618	249	-
1.15%	21,202	376	-	438	78	39	49	-
1.2%	72,992	32	-	-	2,445	2,359	-	-
1.25%	4,493	140	944	-	741	2,518	-	-
1.3%	9,855	37	-	43	-	11	-	-
1.35%	8,719	38	-	-	423	409	93	-
1.4%	12,609	167	-	451	176	1,691	2,876	-
1.45%	808	-	-	-	-	-	285	-
1.5%	2,446	-	-	-	2,134	1,424	-	1,743
1.55%	8,270	709	-	-	26	29	2,419	-
1.6%	9,455	51	-	189	597	-	-	1,028
1.65%	2,022	-	-	-	1,565	851	-	2,265
1.7%	2,315	-	-	-	-	2	-	-
1.75%	2,200	-	-	-	906	34	-	580
1.8%	3,673	-	-	-	277	97	-	-
1.85%	3,010	-	-	-	-	-	-	-
1.9%	23	-	-	-	72	116	-	869
1.95%	7,951	-	-	-	1,535	179	-	3,222
2%	-	-	-	-	-	42	-	-
2.05%	-	-	-	-	684	514	-	2,063
2.1%	614	-	-	-	572	104	-	2,835
2.15%	-	-	-	-	497	147	-	119
2.2%	2,096	-	-	-	2,055	376	-	85
2.25%	9,306	-	-	-	568	1,128	-	-
2.35%	-	-	-	-	224	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	298	148	-	1,552
2.5%	-	-	-	-	-	384	-	102
2.6%	-	-	-	-	91	-	-	585

	$336,181	$3,001	$944	$1,235	$17,763	$17,716	$6,153	$17,048

(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	IVHS	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2

0.95%	$24	$301	$-	$-	$22,063	$215,681	$-	$215,284
1%	-	8	-	-	6,926	82,942	-	60,632
1.05%	-	-	-	-	351	17,829	-	12,937
1.1%	1,025	2,371	-	-	13,334	91,623	-	60,279
1.15%	48	943	-	-	6,700	41,700	-	39,604
1.2%	12	15	-	-	14,380	119,024	-	145,950
1.25%	103	51	320	-	1,570	25,922	-	34,255
1.3%	-	42	-	-	1,743	22,595	-	31,504
1.35%	-	-	-	-	2,529	26,348	-	45,485
1.4%	-	-	-	-	3,070	28,391	-	29,352
1.45%	-	-	-	-	257	2,965	-	593
1.5%	-	-	6,085	3,289	8,854	8,924	4,639	9,788
1.55%	-	-	-	-	2,325	9,303	-	8,464
1.6%	-	-	1,110	1,498	2,445	9,260	442	10,717
1.65%	-	-	5,491	11,160	9,112	12,736	3,000	8,270
1.7%	-	-	-	-	786	289	-	369
1.75%	-	-	184	313	2,425	8,292	1,184	5,640
1.8%	-	-	1,112	1,169	2,855	9,701	501	6,987
1.85%	-	-	-	-	1,740	901	-	1,690
1.9%	-	-	-	331	2,392	53	548	2,221
1.95%	-	-	4,097	6,307	16,215	534	1,914	3,280
2%	-	-	-	-	24	98	108	235
2.05%	-	-	2,994	2,084	3,234	2,906	1,787	957
2.1%	-	-	1,673	1,742	4,347	393	8,256	3,450
2.15%	-	-	337	3	-	-	331	5,105
2.2%	-	-	3,187	1,146	4,914	95	4,790	2,862
2.25%	-	-	-	-	13,696	-	-	46,973
2.35%	-	-	-	166	460	-	864	200
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	695	27	712	-	-	420
2.5%	-	-	91	147	426	-	91	-
2.6%	-	-	613	352	687	-	474	-

	$1,212	$3,731	$27,989	$29,734	$150,572	$738,505	$28,929	$793,503

	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	ACVVS1

0.95%	$2,355	$70	$38,639	$-	$-	$458,450	$-	$-
1%	105	-	9,731	-	-	146,462	-	-
1.05%	-	-	903	-	-	25,119	-	-
1.1%	11,590	-	12,732	-	-	244,988	-	-
1.15%	5,699	-	5,282	-	-	115,551	-	-
1.2%	546	-	29,487	-	-	319,826	-	-
1.25%	97	-	2,699	6,463	-	72,293	-	-
1.3%	250	-	3,214	-	-	51,876	-	-
1.35%	34	-	3,981	-	-	70,472	-	-
1.4%	25	-	5,031	-	-	93,177	-	-
1.45%	-	-	411	-	-	12,414	-	-
1.5%	-	-	1,329	-	-	24,873	15,535	-
1.55%	-	-	754	-	-	16,870	-	-
1.6%	-	290	2,702	-	31	32,181	2,197	-
1.65%	-	-	230	-	121	27,133	5,309	-
1.7%	-	-	545	-	-	3,847	-	-
1.75%	172	2,069	109	-	888	10,810	2,520	-
1.8%	-	-	303	-	-	12,433	4,258	-
1.85%	-	-	1,140	-	-	3,659	-	-
1.9%	-	-	-	-	-	508	4,358	-
1.95%	-	-	29	-	-	33	10,238	-
2%	-	-	-	-	-	1,283	924	-
2.05%	-	-	-	-	-	4,827	5,847	-
2.1%	-	-	-	-	-	-	4,585	-
2.15%	-	-	-	-	-	10	599	-
2.2%	-	-	322	-	-	2,575	2,995	-
2.25%	-	-	40	2,199	-	4,284	-	-
2.35%	-	-	-	-	-	-	1,641	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	1,032	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	754	-

	$20,873	$2,429	$119,613	$8,662	$1,040	$1,755,954	$62,792	$-

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACVVS2	DVSCS	DSIF	DSRG	DSRGS	DCAP	DCAPS	DSC

0.95%	$-	$81,968	$1,135,413	$147,056	$-	$175,083	$-	$247
1%	-	26,833	517,903	70,080	-	74,596	-	-
1.05%	-	2,448	108,692	15,512	-	21,297	-	-
1.1%	-	39,697	386,125	83,683	-	73,261	-	264
1.15%	-	22,031	217,103	26,579	-	37,036	-	-
1.2%	-	46,374	600,001	62,714	-	100,560	-	-
1.25%	-	19,188	127,848	12,809	-	22,694	-	79
1.3%	-	7,764	100,815	7,394	-	18,589	-	-
1.35%	-	19,318	147,537	9,794	-	20,050	-	6
1.4%	-	13,137	107,160	13,675	-	28,974	-	274
1.45%	-	3,437	27,330	1,362	-	3,134	-	-
1.5%	-	2,377	27,213	3,890	633	8,044	4,893	-
1.55%	-	3,184	17,622	2,082	-	6,486	-	360
1.6%	-	7,189	43,836	925	63	5,882	4,471	-
1.65%	-	2,331	25,486	3,154	264	7,419	4,604	-
1.7%	-	838	10,845	339	-	1,621	-	-
1.75%	-	1,771	11,428	2,551	-	954	2,038	-
1.8%	-	978	8,796	1,090	-	3,737	576	-
1.85%	-	720	2,888	73	-	367	-	-
1.9%	-	698	831	173	3	31	107	-
1.95%	-	76	108	-	189	197	2,371	-
2%	-	-	297	12	-	239	49	-
2.05%	-	1,133	3,809	1,241	-	1,921	2,543	-
2.1%	-	-	-	-	328	344	4,744	-
2.15%	-	-	243	-	-	-	-	-
2.2%	-	1,162	1,795	268	-	187	1,198	-
2.25%	-	8	29,918	81	-	4,889	-	-
2.35%	-	-	-	-	-	-	4	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	374	-	1,719	-
2.5%	-	-	-	-	-	-	181	-
2.6%	-	-	-	-	1	-	566	-

	$-	$304,660	$3,661,042	$466,537	$1,855	$617,592	$30,064	$1,230

	DVIV	FCA2S	FALFS	FHIBS	FVMOS	FQB	FQBS	FC2

0.95%	$697	$-	$-	$-	$1,813	$440,013	$-	$-
1%	-	-	-	-	476	112,091	-	-
1.05%	-	-	-	-	65	29,792	-	-
1.1%	141	-	-	-	602	206,614	-	-
1.15%	20	-	-	-	344	134,706	-	-
1.2%	-	-	-	-	1,237	279,582	-	-
1.25%	-	-	-	-	48	66,326	-	-
1.3%	-	-	-	-	141	62,628	-	-
1.35%	-	-	-	-	367	88,528	-	-
1.4%	685	-	-	-	482	97,761	-	-
1.45%	-	-	-	-	250	12,783	-	-
1.5%	-	650	31	12,398	58	14,297	18,897	29,771
1.55%	924	-	-	-	-	22,618	-	-
1.6%	-	1,569	-	2,623	66	48,481	7,567	8,906
1.65%	-	342	30	7,349	34	30,171	18,821	23,215
1.7%	-	-	-	-	-	5,804	-	-
1.75%	-	129	-	3,582	3	32,826	9,329	14,011
1.8%	-	125	15	778	-	16,250	1,114	4,407
1.85%	-	-	-	-	63	6,907	-	-
1.9%	-	-	-	-	-	59	2,680	6,623
1.95%	-	2,310	156	5,021	-	49	19,379	33,360
2%	-	-	-	352	-	516	457	1,979
2.05%	-	2,540	129	8,699	-	2,124	15,314	11,094
2.1%	-	2,010	71	7,948	-	-	10,335	20,624
2.15%	-	115	11	1,688	-	7	5,983	326
2.2%	-	1,971	256	2,030	-	825	5,377	18,757
2.25%	-	-	-	-	-	3,521	-	-
2.35%	-	-	-	464	-	-	515	2,218
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,133	-	-	601	1,534
2.5%	-	-	-	1,125	-	-	499	1,819
2.6%	-	127	30	399	-	-	2,796	2,573

	$2,467	$11,888	$729	$55,589	$6,049	$1,715,279	$119,664	$181,217

(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S	FF10S2	FF20S

0.95%	$-	$1,092,643	$71,299	$830,497	$-	$29,297	$-	$19,995
1%	-	499,441	25,589	361,726	-	12,434	-	12,553
1.05%	-	78,786	4,795	76,089	-	1,681	-	1,737
1.1%	-	423,318	28,299	358,231	-	15,049	-	15,745
1.15%	-	210,490	13,626	159,297	-	4,078	-	1,308
1.2%	-	679,986	48,329	458,099	-	18,787	-	15,080
1.25%	-	146,372	11,211	97,192	-	1,186	465	2,594
1.3%	-	118,251	7,669	62,754	-	2,042	-	585
1.35%	-	131,856	13,884	108,316	-	1,327	-	1,499
1.4%	-	160,466	12,233	126,049	-	2,669	-	1,692
1.45%	-	31,619	1,984	15,672	-	-	-	176
1.5%	4,347	36,938	2,254	31,870	25,841	726	-	2,230
1.55%	-	26,121	4,042	23,086	-	1,697	-	585
1.6%	745	50,535	4,813	47,559	5,959	605	-	123
1.65%	1,832	53,628	1,676	39,497	17,246	7,808	-	377
1.7%	-	8,757	1,000	5,258	-	-	-	-
1.75%	1,747	20,699	2,987	20,055	7,925	1,144	-	-
1.8%	1,180	18,793	5,086	16,640	6,238	121	-	2,498
1.85%	-	5,755	3,325	2,863	-	-	-	467
1.9%	-	1,019	73	631	7,674	-	-	-
1.95%	2,139	5,953	5,197	1,445	15,827	-	-	900
2%	49	292	141	566	414	-	-	-
2.05%	2,132	6,829	237	5,810	6,100	-	-	802
2.1%	4,063	295	312	-	13,568	-	-	-
2.15%	-	112	1	97	-	-	-	-
2.2%	1,557	3,467	33	1,375	11,174	-	-	-
2.25%	-	61,711	29	29,640	-	-	776	-
2.35%	-	-	-	-	473	-	-	-
2.4%	-	9	-	-	-	-	-	-
2.45%	-	-	-	-	1,211	-	-	-
2.5%	-	-	-	-	346	-	-	-
2.6%	874	-	-	-	5,035	-	-	-

	$20,665	$3,874,141	$270,124	$2,880,314	$125,031	$100,651	$1,241	$80,946

	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2	FHIS	FHISR

0.95%	$-	$7,963	$-	$82,606	$543,541	$-	$211,438	$155,115
1%	-	4,932	-	49,918	301,414	-	99,266	38,084
1.05%	-	349	-	14,783	57,704	-	24,557	6,583
1.1%	-	10,067	-	15,789	195,110	-	74,335	37,467
1.15%	-	4,298	-	5,676	75,298	-	34,236	25,029
1.2%	-	7,950	-	28,607	321,393	-	103,871	217,235
1.25%	1,407	1,395	904	5,348	63,635	-	17,425	6,086
1.3%	-	220	-	5,483	46,057	-	24,012	18,301
1.35%	-	2,225	-	6,030	49,153	-	20,700	19,805
1.4%	-	362	-	2,673	52,392	-	20,363	13,771
1.45%	-	-	-	893	6,256	-	1,091	1,906
1.5%	-	-	-	2,166	22,126	9,763	7,411	2,725
1.55%	-	49	-	1,156	14,044	-	4,651	3,415
1.6%	-	-	-	346	12,738	2,605	6,053	3,042
1.65%	-	22	-	2,332	19,846	8,062	5,418	2,033
1.7%	-	4	-	721	4,401	-	1,686	1,003
1.75%	-	-	-	17	8,280	3,675	5,704	708
1.8%	-	3	-	136	8,697	1,208	2,512	545
1.85%	-	-	-	100	2,637	-	260	536
1.9%	-	-	-	179	380	788	-	-
1.95%	-	-	-	-	-	3,735	8	-
2%	-	-	-	-	274	200	29	10
2.05%	-	-	-	298	1,844	3,746	400	4
2.1%	-	-	-	-	-	5,268	86	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	718	7,029	1,350	307
2.25%	1,373	-	4,482	-	5,824	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,637	-	-
2.5%	-	-	-	-	-	200	-	-
2.6%	-	-	-	-	-	1,452	-	-

	$2,780	$39,839	$5,386	$225,257	$1,813,762	$49,368	$666,862	$553,710

(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR	FVSS	FTVIS2

0.95%	$260,939	$129,559	$-	$76,624	$-	$106,231	$53,276	$118,142
1%	74,941	58,439	-	45,291	-	33,775	17,575	48,277
1.05%	12,514	5,637	-	9,520	-	7,097	3,210	10,265
1.1%	74,402	61,261	-	12,301	-	47,325	21,491	53,686
1.15%	45,250	29,077	-	5,978	-	22,851	10,899	24,800
1.2%	196,763	79,236	-	45,172	-	90,070	27,734	104,613
1.25%	29,006	12,874	13,914	9,986	-	19,550	8,062	29,144
1.3%	48,534	13,151	-	6,600	-	12,819	4,737	39,771
1.35%	29,825	17,566	-	4,388	-	14,134	10,210	57,034
1.4%	41,512	20,258	-	2,867	-	29,908	6,877	21,328
1.45%	3,426	4,956	-	1,216	-	1,768	1,090	11,531
1.5%	9,063	3,253	21,302	2,060	12,572	5,437	289	5,669
1.55%	5,916	2,749	-	556	-	4,139	665	3,702
1.6%	12,057	8,057	9,593	284	7,770	4,620	5,740	6,797
1.65%	6,484	13,092	22,256	1,810	15,596	4,944	1,787	25,180
1.7%	2,407	561	-	221	-	446	383	1,249
1.75%	10,798	870	7,823	318	2,755	2,366	2,319	3,158
1.8%	4,997	1,800	2,755	360	1,946	3,287	982	2,861
1.85%	928	2,585	-	6	-	1,594	376	4,489
1.9%	1,201	871	4,208	-	2,697	-	-	199
1.95%	306	4,897	18,020	-	13,919	66	32	7,439
2%	-	96	3,104	-	916	137	-	359
2.05%	1,244	2,215	13,533	868	3,869	1,074	316	-
2.1%	1,330	317	18,828	-	8,395	368	-	312
2.15%	-	1	108	-	138	1	-	-
2.2%	165	766	8,619	641	7,147	519	215	47
2.25%	52,217	-	12,418	-	-	-	1,602	16,852
2.35%	-	-	575	-	68	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	3,520	-	1,766	-	-	-
2.5%	-	-	1,965	-	999	-	-	-
2.6%	-	-	1,908	-	1,068	-	-	-

	$926,225	$474,144	$164,449	$227,067	$81,621	$414,526	$179,867	$596,904

	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2	AMGP

0.95%	$-	$60,573	$33,674	$-	$25,187	$163,809	$8,951	$-
1%	-	21,857	18,908	-	10,078	56,997	3,550	-
1.05%	-	1,765	1,615	-	1,719	11,063	185	-
1.1%	-	22,032	13,492	-	8,432	47,635	3,311	-
1.15%	-	12,381	5,230	-	4,199	31,231	1,920	-
1.2%	-	37,982	23,871	-	11,588	100,939	7,319	-
1.25%	2,174	18,705	10,367	369	10,636	22,628	2,242	-
1.3%	-	3,594	6,178	-	1,696	39,273	769	-
1.35%	-	6,284	6,557	-	3,367	28,548	1,202	-
1.4%	-	6,489	8,142	-	11,836	33,456	1,612	-
1.45%	-	2,526	3,688	-	551	2,781	638	-
1.5%	-	858	2,429	-	1,066	4,346	590	-
1.55%	-	1,394	1,968	-	1,881	9,585	1,846	-
1.6%	-	3,982	7,648	-	3,092	6,637	4,905	1,523
1.65%	-	1,221	467	-	1,146	9,055	950	-
1.7%	-	181	18	-	697	4,225	694	-
1.75%	-	810	1,427	-	1,162	5,301	74	3,270
1.8%	-	1,068	86	-	898	3,451	315	-
1.85%	-	291	111	-	1,712	7,184	1,705	-
1.9%	-	-	77	-	183	-	-	-
1.95%	-	880	88	-	5,136	15,829	6,101	-
2%	-	-	195	-	-	-	-	-
2.05%	-	-	1,340	-	-	239	-	-
2.1%	-	-	-	-	313	1,244	311	-
2.15%	-	-	1	-	1	-	-	-
2.2%	-	-	44	-	22	147	22	-
2.25%	7,766	-	-	-	-	56	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,940	$204,873	$147,621	$369	$106,598	$605,659	$49,212	$4,793

(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVCAFS	OVGR

0.95%	$-	$18	$1	$-	$2,809	$10,883	$-	$371,134
1%	-	-	-	-	513	7,483	-	150,215
1.05%	-	-	-	-	-	3,531	-	24,745
1.1%	-	-	8	-	1,284	7,226	-	190,134
1.15%	-	-	-	-	116	1,398	-	104,890
1.2%	-	146	-	-	1,782	10,517	-	213,122
1.25%	-	406	-	50	778	1,515	-	48,090
1.3%	-	-	-	-	257	464	-	26,563
1.35%	-	-	-	-	168	341	-	57,632
1.4%	-	-	-	-	1,195	1,116	-	68,478
1.45%	-	-	-	-	-	45	-	8,429
1.5%	-	-	-	-	1,431	33	11,397	18,347
1.55%	-	-	-	-	-	47	-	10,552
1.6%	-	2,331	422	-	1,265	1,743	3,565	21,508
1.65%	-	203	-	-	1,604	456	7,550	23,137
1.7%	-	-	-	-	-	27	-	3,638
1.75%	-	3,439	6,832	-	978	999	3,779	8,874
1.8%	-	-	-	-	-	25	4,721	10,123
1.85%	-	-	-	-	-	-	-	1,262
1.9%	-	-	-	-	733	242	2,127	1,855
1.95%	-	-	-	-	788	309	6,410	1,276
2%	-	-	-	-	312	-	161	697
2.05%	-	-	-	-	1,223	226	2,254	2,361
2.1%	-	-	-	-	176	480	3,361	-
2.15%	-	-	-	-	243	-	184	-
2.2%	-	-	-	-	315	-	4,446	223
2.25%	-	-	-	-	-	1,520	-	28,872
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	206	193	107	-
2.5%	-	-	-	-	24	-	573	-
2.6%	-	-	-	-	115	-	1,483	-

	$-	$6,543	$7,263	$50	$18,315	$50,819	$52,118	$1,396,157

	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVGI	OVGIS

0.95%	$302,806	$185,841	$-	$8,354	$247	$-	$359,440	$-
1%	69,634	51,009	-	2,810	84	-	180,948	-
1.05%	14,057	6,690	-	126	-	-	24,235	-
1.1%	126,509	101,815	-	2,251	249	-	150,050	-
1.15%	65,199	48,328	-	1,768	99	-	74,977	-
1.2%	203,429	144,831	-	5,346	101	-	205,796	-
1.25%	42,038	29,623	-	235	14	325	50,440	-
1.3%	28,941	20,029	-	19	417	-	32,643	-
1.35%	40,549	41,654	-	242	-	-	59,221	-
1.4%	63,596	41,455	-	2,641	28	-	54,702	-
1.45%	6,008	2,883	-	1	-	-	11,595	-
1.5%	21,398	11,603	8,111	6	79	-	18,307	10,002
1.55%	6,926	8,241	-	-	130	-	9,683	-
1.6%	23,565	17,845	3,434	-	-	-	10,698	4,509
1.65%	23,859	19,701	4,421	39	-	-	22,577	12,303
1.7%	2,284	557	-	84	-	-	2,016	-
1.75%	14,876	9,470	3,682	-	-	-	10,620	4,428
1.8%	8,133	11,814	4,166	70	-	-	10,300	1,154
1.85%	1,547	1,269	-	18	-	-	1,274	-
1.9%	5,412	696	1,048	-	-	-	790	1,356
1.95%	11,139	616	7,516	-	-	-	88	4,219
2%	1,220	1,599	24	-	-	-	209	322
2.05%	11,799	497	5,153	4	-	-	590	2,950
2.1%	7,138	560	4,461	-	-	-	-	7,057
2.15%	733	-	907	-	-	-	2	-
2.2%	12,036	410	7,312	9	-	-	1,005	2,700
2.25%	11	132	-	-	-	-	7,473	-
2.35%	276	-	841	-	-	-	-	516
2.4%	-	11	-	-	-	-	-	-
2.45%	1,567	-	212	-	-	-	-	577
2.5%	1,384	-	42	-	-	-	-	23
2.6%	2,192	-	229	-	-	-	-	722

	$1,120,261	$759,179	$51,559	$24,023	$1,448	$325	$1,299,679	$52,838

(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVSC	OVSCS	OVAG	OVSBS	PMVRRA	SBLD	SBLJ	SBLN

0.95%	$29,315	$-	$174,828	$-	$1,101	$-	$154	$185
1%	12,629	-	96,074	-	37	-	-	-
1.05%	1,368	-	14,397	-	-	-	-	-
1.1%	21,498	-	84,607	-	5,222	1,573	985	886
1.15%	2,189	-	35,227	-	2,205	628	137	475
1.2%	15,093	-	105,223	-	260	136	-	28
1.25%	4,523	2,274	26,631	-	595	-	154	54
1.3%	1,535	-	16,654	-	476	246	56	24
1.35%	4,913	-	17,611	-	-	-	-	-
1.4%	1,910	-	23,223	-	-	-	-	-
1.45%	57	-	6,159	-	-	-	-	-
1.5%	2,002	-	6,641	13,392	-	-	-	-
1.55%	848	-	1,417	-	-	-	-	-
1.6%	732	-	5,954	7,079	-	-	-	-
1.65%	499	-	9,892	21,521	-	-	-	-
1.7%	408	-	629	-	-	-	-	-
1.75%	785	-	1,811	2,913	-	-	-	-
1.8%	385	-	2,838	695	-	-	-	-
1.85%	326	-	859	-	-	-	-	-
1.9%	-	-	876	1,663	-	-	-	-
1.95%	-	-	54	16,187	-	-	-	-
2%	-	-	-	73	-	-	-	-
2.05%	-	-	188	4,739	-	-	-	-
2.1%	-	-	-	5,445	-	-	-	-
2.15%	-	-	91	55	-	-	-	-
2.2%	-	-	643	3,957	-	-	-	-
2.25%	-	-	1	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,846	-	-	-	-
2.5%	-	-	-	1,637	-	-	-	-
2.6%	-	-	-	718	-	-	-	-

	$101,015	$2,274	$632,528	$81,920	$9,896	$2,583	$1,486	$1,652

	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	PMVTRA	PVGIB

0.95%	$1,534	$752	$644	$1,887	$52	$-	$5,845	$-
1%	110	24	12	159	-	-	213	-
1.05%	-	-	-	-	-	-	-	-
1.1%	5,817	2,861	5,644	13,116	615	203	17,993	-
1.15%	1,538	616	3,097	6,934	116	-	6,654	-
1.2%	852	2	291	679	-	-	67	-
1.25%	-	-	76	1,011	-	71	605	139
1.3%	99	180	204	122	-	-	305	-
1.35%	-	-	-	-	-	-	-	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,950	$4,435	$9,968	$23,908	$783	$274	$31,682	$139

(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACEG2	ACC2	VYDS	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2

0.95%	$-	$-	$3,295	$198	$19,136	$36,702	$2,595	$-
1%	-	-	10,125	69	7,086	17,160	443	-
1.05%	-	-	297	-	258	2,828	33	-
1.1%	-	-	17,739	6,403	6,022	17,432	335	-
1.15%	-	-	2,808	2,718	5,154	9,341	29	-
1.2%	-	-	10,199	152	18,536	34,036	963	-
1.25%	-	-	1,948	77	4,438	10,444	82	14
1.3%	-	-	3,138	16	1,381	7,968	183	-
1.35%	-	-	407	-	2,241	7,431	191	-
1.4%	-	-	770	-	2,393	14,411	80	-
1.45%	-	-	111	-	469	92	-	-
1.5%	3,043	21,959	520	-	355	646	-	-
1.55%	-	-	550	-	169	92	188	-
1.6%	2,334	10,224	2,563	-	917	1,759	310	-
1.65%	1,519	24,117	719	-	343	630	-	-
1.7%	-	-	1,921	-	-	500	-	-
1.75%	1,350	9,360	-	-	347	70	301	-
1.8%	1,399	3,411	-	-	134	550	28	-
1.85%	-	-	-	-	34	1,522	11	-
1.9%	1,917	7,643	-	-	193	195	-	-
1.95%	5,268	22,744	-	-	-	11	92	-
2%	657	767	-	-	-	-	-	-
2.05%	4,095	7,173	-	-	-	939	-	-
2.1%	2,520	17,001	-	-	-	-	-	-
2.15%	606	2,315	-	-	-	-	-	-
2.2%	2,019	11,409	-	-	1,266	-	-	-
2.25%	-	-	-	-	7,971	11,352	-	-
2.35%	-	277	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	585	1,408	-	-	-	-	-	-
2.5%	410	937	-	-	-	-	-	-
2.6%	271	4,317	-	-	-	-	-	-

	$27,993	$145,062	$57,110	$9,633	$78,843	$176,111	$5,864	$14

	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRBP	WRBDP	WRCEP

0.95%	$67,233	$74,952	$119,727	$63,085	$730,334	$188,371	$393,871	$442,453
1%	29,254	26,196	58,320	18,614	56,718	7,577	12,647	18,876
1.05%	5,927	5,510	10,706	3,574	10,211	1,752	4,703	3,984
1.1%	16,841	17,667	27,919	16,705	886,013	199,354	402,068	475,802
1.15%	4,313	8,581	16,132	7,449	370,649	99,880	179,884	196,045
1.2%	55,503	33,313	93,314	25,911	91,466	6,682	15,094	16,593
1.25%	3,188	4,473	9,194	2,027	63,271	14,259	27,795	25,409
1.3%	16,199	6,460	30,218	2,502	20,685	4,184	6,573	3,761
1.35%	6,238	5,780	15,827	6,422	49,132	9,799	13,602	20,894
1.4%	5,924	2,372	12,412	6,492	212,832	36,781	112,667	74,127
1.45%	524	1,108	2,220	-	80,760	15,865	30,516	41,342
1.5%	2,490	5,142	2,920	-	29,891	3,763	14,489	21,285
1.55%	1,610	985	2,424	-	135,862	15,062	38,083	55,041
1.6%	498	778	2,077	1,122	78,069	17,290	48,613	40,975
1.65%	2,028	1,266	2,764	221	33,900	10,534	13,331	31,634
1.7%	76	217	300	35	3,364	555	1,065	160
1.75%	1,603	123	1,860	-	3,117	1,399	2,790	1,689
1.8%	1,434	785	3,057	637	9,101	2,036	4,035	4,808
1.85%	20	17	628	22	7,885	2,105	1,264	3,388
1.9%	32	-	34	-	162	23	391	237
1.95%	-	-	17	-	24,720	1,526	1,279	1,720
2%	-	-	204	-	4,045	607	7,909	2,486
2.05%	328	650	2,793	202	950	1	171	388
2.1%	-	-	-	-	382	35	57	57
2.15%	-	-	-	-	-	72	482	-
2.2%	-	634	1,053	85	389	-	-	-
2.25%	-	-	149	-	182	22	2,911	2,309
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$221,263	$197,009	$416,269	$155,105	$2,904,090	$639,534	$1,336,290	$1,485,463

(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRMIC

0.95%	$75,872	$28,489	$112,212	$478,147	$275,603	$153,129	$63,939	$15,944
1%	2,423	734	1,829	19,026	10,253	3,758	1,133	246
1.05%	307	119	607	3,483	2,176	2,163	104	215
1.1%	78,869	52,059	156,673	504,824	327,036	174,324	79,681	18,000
1.15%	35,611	20,852	56,348	219,440	153,904	64,668	31,531	7,095
1.2%	2,753	1,743	6,146	18,624	10,551	7,026	2,628	1,394
1.25%	4,443	3,023	8,174	27,383	21,353	6,789	3,469	946
1.3%	581	105	1,631	7,091	3,795	285	552	267
1.35%	4,258	1,369	5,491	22,485	14,661	4,513	1,685	773
1.4%	14,552	3,999	42,587	92,373	46,211	25,116	15,690	2,911
1.45%	5,817	957	11,028	56,370	13,467	6,734	1,315	399
1.5%	2,115	433	2,444	27,064	11,159	12,927	2,130	110
1.55%	10,515	7,718	44,057	53,563	32,867	19,732	10,472	1,127
1.6%	8,484	1,393	10,716	52,845	28,246	10,931	2,808	984
1.65%	2,943	754	1,727	37,106	3,376	2,782	554	14
1.7%	556	152	503	994	630	509	164	22
1.75%	81	-	184	2,265	139	39	95	31
1.8%	417	896	2,972	4,439	2,376	1,315	981	-
1.85%	314	122	3,569	4,159	933	1,435	436	860
1.9%	-	-	8	356	137	141	-	-
1.95%	-	-	4,538	3,303	859	3,889	-	-
2%	193	174	2,478	2,466	1,476	3,193	134	152
2.05%	2	72	34	221	22	59	15	7
2.1%	-	272	48	31	-	-	-	-
2.15%	-	-	-	91	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	1	2,272	1,671	8	4,622	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$251,106	$125,436	$478,276	$1,639,820	$961,238	$510,079	$219,516	$51,497

	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

0.95%	$47,423	$107,175	$3,539	$27,128	$273,435	$242,873	$25,703	$171,354
1%	555	11,279	106	747	6,411	7,697	1,937	740
1.05%	634	4,284	-	63	1,147	2,183	136	954
1.1%	59,887	94,667	7,101	47,048	346,959	267,923	43,195	237,523
1.15%	21,884	67,590	1,477	12,711	128,117	117,813	12,988	112,441
1.2%	2,783	3,141	312	1,661	12,390	10,271	1,237	7,058
1.25%	3,262	5,535	275	1,673	12,430	14,512	2,479	9,937
1.3%	505	1,306	52	39	2,772	863	232	2,477
1.35%	1,724	4,119	265	3,063	14,895	12,377	2,057	12,017
1.4%	12,423	18,051	859	9,515	64,410	47,764	3,585	46,205
1.45%	5,046	11,797	97	566	9,238	5,612	1,013	29,072
1.5%	1,651	6,080	168	831	12,241	13,251	472	11,230
1.55%	6,029	13,800	586	6,490	46,464	23,738	2,735	23,692
1.6%	6,623	17,938	433	2,555	22,969	13,644	2,325	33,081
1.65%	3,438	2,277	156	555	5,712	5,962	321	15,077
1.7%	444	273	71	98	362	461	250	543
1.75%	62	2	9	62	436	189	-	1,104
1.8%	479	3,490	34	402	3,716	3,138	19	1,668
1.85%	693	15	82	499	2,977	3,204	487	2,688
1.9%	14	43	5	-	123	133	-	180
1.95%	111	230	-	-	3,649	1,759	-	3,267
2%	896	2,925	-	101	1,435	987	200	2,574
2.05%	10	9	-	-	1	11	7	94
2.1%	-	-	-	-	58	32	-	46
2.15%	-	-	-	-	52	-	-	68
2.2%	-	-	-	-	-	-	-	-
2.25%	903	1,236	-	87	62	1,058	-	772
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$177,479	$377,262	$15,627	$115,894	$972,461	$797,455	$101,378	$725,862

(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	SVOF	WFVSCG

0.95%	$1	$32,673
1%	-	5,582
1.05%	-	582
1.1%	-	4,953
1.15%	-	2,434
1.2%	324	17,155
1.25%	-	1,812
1.3%	-	1,424
1.35%	-	3,835
1.4%	-	1,464
1.45%	-	-
1.5%	-	599
1.55%	-	1,405
1.6%	1,308	696
1.65%	-	435
1.7%	-	337
1.75%	3,219	-
1.8%	-	231
1.85%	-	-
1.9%	-	78
1.95%	-	19
2%	-	-
2.05%	-	1,809
2.1%	-	-
2.15%	-	-
2.2%	-	-
2.25%	-	-
2.35%	-	-
2.4%	-	-
2.45%	-	-
2.5%	-	-
2.6%	-	-

	$4,852	$77,523

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $82,578,286 and $76,474,213, respectively, and total transfers from the Account to the fixed account were $156,242,720 and $230,731,783, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $908 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $19,125,930 and $40,928,605 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1– Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name i n note 1(b) and in more detail in the applicable product prospectus.

•
Level 3– Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,542,516,343	0	$7,542,516,343
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Capital Manager Equity VIF BBCMAG	$290,067	$182,408
Large Cap VIF BBGI	1,251,988	564,984
Mid Cap Growth VIF BBCA	1,627,579	1,103,219
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III MLVGA3	4,272,120	4,680,058
Credit Suisse Trust- International Equity Flex III Portfolio CSIEF3	559,264	563,704
U.S. Equity Flex I Portfolio WSCP	928,472	1,049,975
VA International Equity Fund HVIE	24	25
VA Situs Fund HVSIT	3,422	3,475
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 JPMMV1	2,047,714	2,830,187
Janus Aspen Series - Balanced Portfolio - Service Shares JABS	8,146	9,555
Janus Aspen Series - Forty Portfolio - Service Shares JACAS	16,711,368	27,504,632
Janus Aspen Series - Global Technology Portfolio - Service II Shares JAGTS2	3,809,614	4,125,913
Janus Aspen Series - Global Technology Portfolio - Service Shares JAGTS	2,696,761	3,502,393
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares JARLCS	6,098	6,992
Janus Aspen Series - Overseas Portfolio - Service II Shares JAIGS2	23,109,351	25,519,274
Janus Aspen Series - Overseas Portfolio - Service Shares JAIGS	7,591,328	16,816,546
Investors Growth Stock Series - Service Class MIGSC	24,683	26,655
Mid Cap Growth Series - Service Class MMCGSC	370,183	343,412
New Discovery Series - Service Class MNDSC	407,497	402,421
Value Series - Service Class MVFSC	10,495,777	8,270,008
Variable Insurance Trust II - International Value Portfolio - Service Class MVIVSC	113,018	125,270
Core Plus Fixed Income Portfolio - Class I MSVFI	67,662,745	67,747,239
Core Plus Fixed Income Portfolio - Class II MSVF2	368,846	320,792
Emerging Markets Debt Portfolio - Class I MSEM	3,156,170	3,071,670
Mid Cap Growth Portfolio - Class I MSVMG	16,531	20,932
U.S. Real Estate Portfolio - Class I MSVRE	306,818	420,189
AllianceBernstein NVIT Global Fixed Income Fund - Class III NVAGF3	790,677	824,869
American Century NVIT Multi Cap Value Fund - Class I NVAMV1	2,857,468	2,958,886
American Century NVIT Multi Cap Value Fund - Class II NVAMV2	234,780	244,960
American Funds NVIT Asset Allocation Fund - Class II GVAAA2	11,841,230	9,428,452
American Funds NVIT Bond Fund - Class II GVABD2	8,741,839	9,436,276
American Funds NVIT Global Growth Fund - Class II GVAGG2	7,467,824	5,758,744
American Funds NVIT Growth Fund - Class II GVAGR2	10,461,330	7,251,466
American Funds NVIT Growth-Income Fund - Class II GVAGI2	3,686,393	3,039,569
Federated NVIT High Income Bond Fund - Class I HIBF	11,020,070	9,216,431
Federated NVIT High Income Bond Fund - Class III HIBF3	48,430,037	62,291,237
Gartmore NVIT Emerging Markets Fund - Class I GEM	675,450	610,799
Gartmore NVIT Emerging Markets Fund - Class III GEM3	27,350,032	15,635,398
Gartmore NVIT Emerging Markets Fund - Class VI GEM6	640,106	379,631
Gartmore NVIT Global Utilities Fund - Class I GVGU1	31,732	21,508
Gartmore NVIT Global Utilities Fund - Class III GVGU	10,915,780	9,182,375
Gartmore NVIT International Equity Fund - Class I GIG	468,087	524,656
Gartmore NVIT International Equity Fund - Class III GIG3	13,470,810	8,243,318
Gartmore NVIT International Equity Fund - Class VI NVIE6	10,641	6,809
Gartmore NVIT Worldwide Leaders Fund - Class I GEF	1,092,855	1,565,793
Gartmore NVIT Worldwide Leaders Fund - Class III GEF3	3,397,154	2,028,981
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I NVNMO1	22,457,201	25,427,071
Neuberger Berman NVIT Socially Responsible Fund - Class I NVNSR1	2,738,299	3,192,869
Neuberger Berman NVIT Socially Responsible Fund - Class II NVNSR2	33	40
NVIT Cardinal Aggressive Fund - Class II NVCRA2	762,108	1,022,135
NVIT Cardinal Balanced Fund - Class II NVCRB2	2,063,054	2,356,292
NVIT Cardinal Capital Appreciation Fund - Class II NVCCA2	1,090,644	1,018,419
NVIT Cardinal Conservative Fund - Class II NVCCN2	2,853,732	3,256,802
NVIT Cardinal Moderate Fund - Class II NVCMD2	3,014,936	3,308,945
NVIT Cardinal Moderately Aggressive Fund - Class II NVCMA2	1,777,855	2,131,665
NVIT Cardinal Moderately Conservative Fund - Class II NVCMC2	2,969,867	3,527,404
NVIT Core Bond Fund - Class I NVCBD1	5,356,026	5,677,250
NVIT Core Bond Fund - Class II NVCBD2	33,277	37,316
NVIT Core Plus Bond Fund - Class II NVLCP2	3,035,220	3,239,014
NVIT Fund - Class I TRF	28,965,823	24,850,346
NVIT Fund - Class II TRF2	376,907	316,736
NVIT Global Financial Services Fund - Class I GVGF1	5,592	3,879
NVIT Global Financial Services Fund - Class III GVGFS	4,286,475	4,560,167
NVIT Government Bond Fund - Class I GBF	90,108,587	95,058,278
NVIT Government Bond Fund - Class II GBF2	3,325,780	3,370,229
NVIT Growth Fund - Class I CAF	3,022,131	4,715,719
NVIT Health Sciences Fund - Class I GVGH1	72,572	68,356
NVIT Health Sciences Fund - Class III GVGHS	14,559,792	14,304,652
NVIT International Index Fund - Class VIII GVIX8	1,305,557	852,216
NVIT Investor Destinations Aggressive Fund - Class II GVIDA	15,263,277	10,865,176
NVIT Investor Destinations Balanced Fund - Class II NVDBL2	448,827	488,136
NVIT Investor Destinations Capital Appreciation Fund - Class II NVDCA2	561,745	578,377
NVIT Investor Destinations Conservative Fund - Class II GVIDC	16,982,046	16,453,333
(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Investor Destinations Moderate Fund - Class II GVIDM	72,458,263	67,094,013
NVIT Investor Destinations Moderately Aggressive Fund - Class II GVDMA	41,139,155	34,449,746
NVIT Investor Destinations Moderately Conservative Fund - Class II GVDMC	28,017,362	25,582,447
NVIT Leaders Fund - Class III GVUSL	8,988,560	6,381,339
NVIT Mid Cap Index Fund - Class I MCIF	28,834,484	29,502,599
NVIT Money Market Fund - Class I SAM	213,431,233	213,431,233
NVIT Multi-Manager International Growth Fund - Class I NVMIG1	10,047	9,077
NVIT Multi-Manager International Growth Fund - Class III NVMIG3	14,490,287	16,572,260
NVIT Multi-Manager International Value Fund - Class II GVDIV2	359	249
NVIT Multi-Manager International Value Fund - Class III GVDIV3	8,311,608	4,498,986
NVIT Multi-Manager International Value Fund - Class VI GVDIV6	667,064	351,070
NVIT Multi-Manager Large Cap Growth Fund - Class I NVMLG1	7,922,456	9,129,069
NVIT Multi-Manager Large Cap Growth Fund - Class II NVMLG2	306,278	349,500
NVIT Multi-Manager Large Cap Value Fund - Class I NVMLV1	2,903,172	2,697,285
NVIT Multi-Manager Large Cap Value Fund - Class II NVMLV2	1,564,380	1,727,526
NVIT Multi-Manager Mid Cap Growth Fund - Class I NVMMG1	17,332,365	22,594,063
NVIT Multi-Manager Mid Cap Growth Fund - Class II NVMMG2	1,348,672	1,606,109
NVIT Multi-Manager Mid Cap Value Fund - Class II NVMMV2	16,928,015	19,883,689
NVIT Multi-Manager Small Cap Growth Fund - Class I SCGF	7,132,277	5,813,228
NVIT Multi-Manager Small Cap Growth Fund - Class II SCGF2	246,346	241,196
NVIT Multi-Manager Small Cap Value Fund - Class I SCVF	38,020,576	28,111,660
NVIT Multi-Manager Small Cap Value Fund - Class II SCVF2	761,180	550,842
NVIT Multi-Manager Small Company Fund - Class I SCF	42,789,791	28,307,834
NVIT Multi-Manager Small Company Fund - Class II SCF2	1,289,477	854,139
NVIT Multi-Sector Bond Fund - Class I MSBF	24,515,570	21,361,067
NVIT Short Term Bond Fund - Class II NVSTB2	7,829,370	7,869,047
NVIT Technology & Communications Fund - Class I GGTC	1,011,975	1,022,747
NVIT Technology & Communications Fund - Class III GGTC3	10,971,600	13,015,504
NVIT U.S. Growth Leaders Fund - Class I GVUG1	415,458	342,144
NVIT U.S. Growth Leaders Fund - Class III GVUGL	10,681,124	8,483,016
Oppenheimer NVIT Large Cap Growth Fund - Class I NVOLG1	16,966,533	16,969,885
Oppenheimer NVIT Large Cap Growth Fund - Class II NVOLG2	360,927	368,610
Templeton NVIT International Value Fund - Class III NVTIV3	2,439,679	2,925,721
Van Kampen NVIT Comstock Value Fund - Class I EIF	8,443,202	7,638,763
Van Kampen NVIT Real Estate Fund - Class I NVRE1	19,587,228	25,914,156
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares AMTB	14,700,143	13,179,185
Foreign Bond Portfolio (Unhedged) - Advisor Class PMVFAD	2,347,493	2,385,522
Low Duration Portfolio - Advisor Class PMVLAD	13,860,434	13,859,283
V.I. Basic Balanced Fund - Series I AVB	196,831	171,821
V.I. Basic Value Fund - Series II AVBV2	12,308	13,472
V.I. Capital Appreciation Fund - Series I AVCA	24,051	23,626
V.I. Capital Appreciation Fund - Series II AVCA2	227,422	274,509
V.I. Capital Development Fund - Series II AVCD2	1,367,478	1,556,526
V.I. Core Equity Fund - Series I AVGI	161,998	162,847
V.I. Core Equity Fund - Series II AVCE2	440,639	428,865
V.I. Global Health Care Fund - Series I IVHS	47,086	35,782
V.I. Global Real Estate Fund - Series I IVRE	151,264	88,553
VPS Growth and Income Portfolio - Class B ALVGIB	600,651	431,211
VPS Large Cap Growth Portfolio - Class B ALVPGB	484,946	566,120
VPS Small/Mid Cap Value Portfolio - Class B ALVSVB	8,212,643	9,840,015
VP Income & Growth Fund - Class I ACVIG	15,279,660	13,779,228
VP Income & Growth Fund - Class II ACVIG2	379,552	319,221
VP Inflation Protection Fund - Class II ACVIP2	14,255,469	14,685,508
VP International Fund - Class I ACVI	289,325	378,767
VP International Fund - Class III ACVI3	17,776	21,231
VP Mid Cap Value Fund - Class I ACVMV1	4,826,481	5,455,046
VP Mid Cap Value Fund - Class II ACVMV2	73,024	62,337
VP Ultra(R) Fund - Class I ACVU1	27,913	33,758
VP Value Fund - Class I ACVV	234,627,231	194,258,328
VP Value Fund - Class II ACVV2	5,556,703	4,615,206
Small Cap Stock Index Portfolio - Service Shares DVSCS	16,357,480	15,767,467
Stock Index Fund, Inc. - Initial Shares DSIF	51,754,241	59,621,143
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares DSRG	5,793,710	7,096,792
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares DSRGS	31,540	36,611
Appreciation Portfolio - Initial Shares DCAP	10,748,070	9,560,866
Appreciation Portfolio - Service Shares DCAPS	409,797	386,478
Developing Leaders Portfolio - Initial Shares DSC	176,436	111,622
International Value Portfolio - Initial Shares DVIV	203,169	143,576
Capital Appreciation Fund II - Service Shares FCA2S	191,979	231,274
Clover Value Fund II - Service Shares FALFS	311,533	193,681
High Income Bond Fund II - Service Shares FHIBS	1,928,141	1,742,842
Market Opportunity Fund II - Service Shares FVMOS	3,256,727	3,119,934
Quality Bond Fund II - Primary Shares FQB	35,522,907	34,007,475
Quality Bond Fund II - Service Shares FQBS	2,072,386	2,015,236
Contrafund Portfolio - Service Class 2 FC2	15,595,703	13,196,675
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 FVSS2	685,819	463,568
VIP Fund - Contrafund Portfolio - Service Class FCS	498,782,225	431,060,040
VIP Fund - Energy Portfolio - Service Class 2 FNRS2	12,471,761	7,836,923
VIP Fund - Equity-Income Portfolio - Service Class FEIS	69,347,586	56,081,927
VIP Fund - Equity-Income Portfolio - Service Class 2 FEI2	2,471,039	1,893,129
VIP Fund - Freedom Fund 2010 Portfolio - Service Class FF10S	3,211,653	2,877,052
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 FF10S2	12,460	11,256
VIP Fund - Freedom Fund 2020 Portfolio - Service Class FF20S	1,672,081	1,406,374
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 FF20S2	18,230	14,590
VIP Fund - Freedom Fund 2030 Portfolio - Service Class FF30S	1,119,203	787,581
(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 FF30S2	70,550	48,115
VIP Fund - Growth Opportunities Portfolio - Service Class FGOS	24,073,821	28,361,963
VIP Fund - Growth Portfolio - Service Class FGS	22,188,232	30,220,021
VIP Fund - Growth Portfolio - Service Class 2 FG2	663,150	742,224
VIP Fund - High Income Portfolio - Service Class FHIS	17,374,772	14,886,588
VIP Fund - High Income Portfolio - Service Class R FHISR	23,642,606	31,027,629
VIP Fund - Investment Grade Bond Portfolio - Service Class FIGBS	20,251,411	21,513,632
VIP Fund - Mid Cap Portfolio - Service Class FMCS	9,850,748	7,843,213
VIP Fund - Mid Cap Portfolio - Service Class 2 FMC2	3,113,175	2,677,669
VIP Fund - Overseas Portfolio - Service Class FOS	4,016,679	4,242,070
VIP Fund - Overseas Portfolio - Service Class 2 R FO2R	2,029,165	1,694,796
VIP Fund - Overseas Portfolio - Service Class R FOSR	14,033,940	10,600,239
VIP Fund - Value Strategies Portfolio - Service Class FVSS	6,806,195	7,490,032
Franklin Income Securities Fund - Class 2 FTVIS2	15,554,731	12,209,795
Franklin Rising Dividends Securities Fund - Class 2 FTVRD2	121,367	116,980
Franklin Small Cap Value Securities Fund - Class 2 FTVSV2	8,960,875	8,941,938
Templeton Developing Markets Securities Fund - Class 3 FTVDM3	7,421,711	8,703,253
Templeton Foreign Securities Fund - Class 2 TIF2	3,120	3,096
Templeton Foreign Securities Fund - Class 3 TIF3	4,632,021	3,908,882
Templeton Global Bond Securities Fund - Class 3 FTVGI3	10,064,460	10,950,482
VIP Founding Funds Allocation Fund - Class 2 FTVFA2	1,000,587	1,290,732
Guardian Portfolio - I Class Shares AMGP	110,776	141,926
International Portfolio - S Class Shares AMINS	1,239	1,329
Mid-Cap Growth Portfolio - I Class Shares AMCG	126,489	106,326
Partners Portfolio - I Class Shares AMTP	480,080	503,939
Regency Portfolio - S Class Shares AMRS	834	1,014
Small-Cap Growth Portfolio - S Class Shares AMFAS	871,581	986,790
Socially Responsive Portfolio - I Class Shares AMSRS	3,311,694	2,390,037
Capital Appreciation Fund/VA - Service Class OVCAFS	3,329,449	3,829,354
Capital Appreciation Fund/VA - Non-Service Shares OVGR	119,489,976	152,349,950
Global Securities Fund/VA - Class 3 OVGS3	21,253,132	21,693,642
Global Securities Fund/VA - Non-Service Shares OVGS	10,089,031	15,557,861
Global Securities Fund/VA - Service Class OVGSS	565,813	920,105
High Income Fund/VA - Class 3 OVHI3	1,781,569	2,093,909
High Income Fund/VA - Non-Service Shares OVHI	60,220	14,959
High Income Fund/VA - Service Class OVHIS	13,004	3,171
Main Street Fund(R)/VA - Non-Service Shares OVGI	47,659,247	51,652,556
Main Street Fund(R)/VA - Service Class OVGIS	599,242	657,621
Main Street Small Cap Fund(R)/VA - Non-Service Shares OVSC	19,948,896	22,085,342
Main Street Small Cap Fund(R)/VA - Service Class OVSCS	18,708	17,881
MidCap Fund/VA - Non-Service Shares OVAG	10,666,287	11,204,408
Strategic Bond Fund/VA - Service Class OVSBS	1,389,361	1,418,918
Real Return Portfolio - Administrative Class PMVRRA	441,546	450,470
Series D (Global Series) SBLD	55,451	41,193
Series J (Mid Cap Growth Series) SBLJ	32,300	34,959
Series N (Managed Asset Allocation Series) SBLN	53,218	50,476
Series O (All Cap Value Series) SBLO	313,070	331,353
Series P (High Yield Series) SBLP	199,283	265,539
Series Q (Small Cap Value Series) SBLQ	207,383	212,591
Series V (Mid Cap Value Series) SBLV	245,246	245,690
Series X (Small Cap Growth Series) SBLX	8,512	12,238
Series Y (Select 25 Series) SBLY	7,868	10,433
Total Return Portfolio - Administrative Class PMVTRA	748,641	800,664
Putnam VT Growth and Income Fund - IB Shares PVGIB	1,921	1,049
Capital Growth Portfolio - Class II ACEG2	325,774	449,170
Comstock Portfolio - Class II ACC2	2,101,290	2,111,282
Diversified Stock Fund Class A Shares VYDS	1,359,959	1,540,096
Micro-Cap Portfolio - Investment Class ROCMC	216,165	145,815
Blue Chip Growth Portfolio - II TRBCG2	15,034,469	18,278,625
Equity Income Portfolio - II TREI2	25,155,605	25,108,102
Health Sciences Portfolio - II TRHS2	727,380	790,010
Limited-Term Bond Portfolio - II TRLT2	53	53
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 VWEMR	10,393,455	10,781,448
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class VWEM	6,676,930	4,260,507
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 VWHAR	10,068,811	8,185,566
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class VWHA	1,319,145	2,297,758
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy WRASP	33,445,533	47,765,603
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced WRBP	6,759,028	9,672,084
Ivy Fund Variable Insurance Portfolios, Inc. - Bond WRBDP	21,144,881	20,780,839
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity WRCEP	26,368,824	28,404,533
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities WRDIV	4,955,773	4,765,677
Ivy Fund Variable Insurance Portfolios, Inc. - Energy WRENG	2,176,183	1,923,387
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources WRGNR	15,343,242	11,559,081
Ivy Fund Variable Insurance Portfolios, Inc. - Growth WRGP	22,630,993	31,767,449
Ivy Fund Variable Insurance Portfolios, Inc. - High Income WRHIP	16,354,787	16,151,162
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth WRIP	6,883,863	9,970,837
Ivy Fund Variable Insurance Portfolios, Inc. - International Value WRI2P	5,867,662	4,294,284
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth WRMIC	1,263,334	1,136,322
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth WRMCG	2,859,439	3,319,192
(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market WRMMP	21,420,435	21,420,435
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities WRMSP	6,576,569	5,904,620
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities WRRESP	3,453,332	2,468,507
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology WRSTP	11,884,408	18,397,628
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth WRSCP	13,194,085	15,455,319
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value WRSCV	2,299,690	2,201,458
Ivy Fund Variable Insurance Portfolios, Inc. - Value WRVP	11,232,054	11,598,422
Advantage Funds Variable Trust - VT Opportunity Fund SVOF	118,035	146,767
Advantage Funds Variable Trust - VT Small Cap Growth Fund WFVSCG	16,123,723	17,347,356

Total	$3,014,977,004	$2,958,443,242

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Manager Equity VIF (BBCMAG)
2010	0.95% to 1.70%	65,988	$11.60 to $ 10.82	$732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	$10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
Large Cap VIF (BBGI)
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
2006	0.95% to 2.00%	325,009	14.13 to 13.4	4,521,052	1.32%	20.13% to 18.93%
Mid Cap Growth VIF (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.1 to 12	16,061,460	2.54%	21.01% to 19.95%	*
Credit Suisse Trust-International Equity Flex III Portfolio (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.3%	*
U.S. Equity Flex I Portfolio (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	*
VA International Equity Fund (HVIE)
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	*
VA Situs Fund (HVSIT)
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	$12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
2007	1.25%	2,342	13.93	32,613	1.73%	8.9%
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.3%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
2006	0.95% to 2.70%	20,957,631	8.83 to 11.9	208,004,922	0.13%	8.08% to 6.22%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.6% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.3%
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.9%
2006	0.95% to 2.55%	1,632,227	12.2 to 11.31	19,619,098	0.00%	6.92% to 5.25%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.2 to 3.7	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.7 to 2.41	14,382,179	0.09%	-44.5% to -45.21%
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.9%
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
Janus Aspen Series -Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.6 to 21.49	111,311,388	0.42%	77.37% to 74%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
2007	0.95% to 2.70%	6,157,632	29.3 to 26.59	178,045,971	0.44%	26.85% to 24.76%
2006	0.95% to 2.65%	6,727,631	23.1 to 21.36	153,417,136	2.17%	45.31% to 43.03%
(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	0.95% to 2.20%	4,560,947	$17.92 to $ 15.60	$80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.8% to 24.96%
2006	0.95% to 2.50%	10,413,775	13.6 to 21.31	164,415,764	1.85%	45.24% to 43.19%
Investors Growth Stock Series - Service Class (MIGSC)
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.7	147,243	0.29%	-37.77% to -38.40%
2007	1.25% to 2.25%	20,042	13.07 to 12.5	261,817	0.09%	9.63% to 8.51%
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.9%
Mid Cap Growth Series - Service Class (MMCGSC)
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.5% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
2006	1.50% to 2.60%	304,947	10.98 to 10.42	3,298,879	0.00%	0.77% to -0.36%
New Discovery Series - Service Class (MNDSC)
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.1%
2007	1.50% to 2.60%	114,943	11.9 to 11.17	1,340,506	0.00%	0.71% to -0.42%
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10%
Value Series - Service Class (MVFSC)
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.8%
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	*
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.6% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.2%
2007	0.95% to 2.20%	1,037,706	10.9 to 10.62	11,267,437	4.26%	4.45% to 3.14%
2006	0.95% to 2.15%	385,528	10.43 to 10.3	4,016,565	0.90%	4.34% to 3.51%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.9 to 9.29	731,256	4.73%	-11.8% to -12.78%
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.2%
Mid Cap Growth Portfolio - Class I (MSVMG)
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.5%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.4%
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	*
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.95% to 2.20%	3,070,605	$10.40 to $ 9.81	$31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.7%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.9% to 3.89%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
2007	0.95% to 2.55%	3,680,238	10.68 to 10.4	39,146,057	9.06%	2% to 0.37%
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.4 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
2007	0.95% to 2.20%	2,609,463	12.2 to 11.95	31,717,801	2.69%	13.27% to 11.84%
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
2006	0.95% to 2.20%	2,097,865	10.3 to 10.21	21,564,598	1.17%	2.99% to 2.12%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
2007	0.95% to 2.00%	537,058	9.83 to 9.76	5,271,094	2.43%	-1.71% to -2.4%	*
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
2006	0.95% to 2.50%	6,422,082	15.39 to 12.66	95,058,287	6.90%	9.56% to 7.88%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
2006	0.95% to 2.65%	5,044,302	11.47 to 11.16	57,586,745	7.11%	9.55% to 7.71%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.3 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.4 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.2%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.5% to -58.92%
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%
2006	1.50% to 2.60%	68,138	20.61 to 20	1,391,052	0.65%	34.51% to 33.02%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
2006	1.25%	3,870	19.32	74,779	2.52%	35.85%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
2006	0.95% to 2.40%	2,128,548	18.11 to 16.87	38,016,144	2.48%	36.29% to 34.39%
(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.95% to 1.85%	62,717	$12.28 to $ 11.18	$754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.9	799,141	1.41%	-46.57% to -47.06%
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
2006	0.95% to 2.10%	121,194	12.65 to 10.95	1,468,870	1.17%	31.71% to 30.34%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
2006	0.95% to 2.45%	2,362,026	20.07 to 18.73	46,790,507	1.12%	31.69% to 29.87%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	*
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
2007	0.95% to 2.20%	930,932	20.25 to 14.04	18,529,122	0.39%	18.75% to 17.25%
2006	0.95% to 2.50%	1,244,511	17.05 to 12.53	20,854,713	0.82%	24.69% to 22.86%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.1	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.8% to 17.29%
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.8 to 7.6	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.14%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.9	3,028,279	1.57%	-20.62% to -20.99%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.5% to -31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.7 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	*
(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.95% to 1.90%	722,330	$11.29 to $11.01	$8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.8%	*
NVIT Fund - Class I (TRF)
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.9% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
2007	0.95% to 2.65%	18,302,786	15.5 to 11.15	279,523,271	1.05%	7.15% to 5.36%
2006	0.95% to 2.65%	23,824,168	14.47 to 10.58	339,222,705	1.89%	12.55% to 10.67%
NVIT Fund - Class II (TRF2)
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
2006	1.50% to 2.60%	181,993	12.86 to 12.2	2,282,112	0.92%	11.7% to 10.46%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
2007	1.25%	1,311	18.27	23,954	3.02%	-2.3%
2006	1.25%	1,731	18.7	32,372	1.24%	18.82%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.95% to 2.15%	331,596	13.3 to 12.08	4,332,608	1.1%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.2	4,511,348	2.07%	-46.73% to -47.6%
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
2006	0.95% to 2.65%	674,775	19.51 to 17.96	12,967,114	2.05%	19.2% to 17.25%
NVIT Government Bond Fund - Class I (GBF)
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.2%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.7% to 4.84%
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
2006	0.95% to 2.55%	34,986,437	14.91 to 11.99	483,859,446	3.96%	2.36% to 0.72%
NVIT Government Bond Fund - Class II (GBF2)
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.6	10,524,843	3.1%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.3% to 4.12%
2006	1.50% to 2.60%	1,305,790	11.24 to 10.67	14,449,913	3.79%	1.46% to 0.33%
NVIT Growth Fund - Class I (CAF)
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.5 to 4.7	29,698,562	0.56%	32.2% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
2007	0.95% to 2.50%	6,528,710	9.34 to 6.06	58,670,198	0.17%	18.4% to 16.62%
2006	0.95% to 2.50%	8,225,494	7.89 to 5.2	62,375,925	0.05%	5.16% to 3.55%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
2006	1.25%	7,575	12.92	97,832	0.00%	1.43%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.3%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
2006	0.95% to 2.65%	1,954,346	13.38 to 12.31	25,738,556	0.00%	1.73% to 0.01%
NVIT International Index Fund - Class VIII (GVIX8)
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	$8.48 to 8.2	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
2007	0.95% to 2.20%	362,329	11.8 to 11.56	4,265,033	1.50%	8.34% to 6.97%
2006	0.95% to 2.25%	115,357	10.89 to 10.8	1,254,445	1.67%	8.94% to 7.99%	*
(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.95% to 2.60%	3,478,795	$14.16 to $12.19	$48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1%	26% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.9 to 8.79	46,171,625	2.06%	-37.44% to -38.58%
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.2%
2006	0.95% to 2.65%	6,062,158	15.08 to 13.86	89,691,367	2.02%	15.76% to 13.85%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.5	1,477,660	1.94%	15.66% to 15%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.6%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
2007	0.95% to 2.65%	7,077,704	12.4 to 11.2	86,027,776	3.28%	4.37% to 2.6%
2006	0.95% to 2.65%	8,816,232	11.88 to 10.91	102,990,687	3.08%	5.16% to 3.38%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
2006	0.95% to 2.65%	36,140,122	13.45 to 12.37	477,611,346	2.40%	10.3% to 8.45%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.7 to 11.12	147,623,643	1.2%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.4%
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
2006	0.95% to 2.85%	19,708,022	14.43 to 13.14	278,982,910	2.19%	13.46% to 11.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.2 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
2006	0.95% to 2.65%	13,785,352	12.7 to 11.67	171,885,452	2.72%	7.4% to 5.59%
NVIT Leaders Fund - Class I (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
2007	1.25%	241	16.74	4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.1%
2006	0.95% to 2.65%	1,305,544	16.84 to 15.5	21,591,447	0.73%	15.02% to 13.12%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.7%
2006	0.95% to 2.70%	12,312,327	22.62 to 17.9	289,809,079	1.14%	8.85% to 6.99%
NVIT Money Market Fund - Class I (SAM)
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
2006	0.95% to 2.60%	45,891,908	12.35 to 10.07	541,867,251	4.73%	3.54% to 1.82%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.8%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.1 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
2007	1.25%	269	17.49	4,704	1.71%	1.42%
2006	1.25%	290	17.24	5,000	1.84%	20.88%
(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.95% to 2.20%	905,151	$16.28 to $14.77	$14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.6% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.2	21,040,830	1.71%	-46.84% to -47.63%
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.6%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.3	56,087	0.27%	-36.76% to -37.04%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.2% to 24.1%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.6% to -38.17%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.7% to 6.87%
2006	0.95% to 2.65%	5,120,028	16.14 to 14.15	80,726,968	0.00%	2.23% to 0.52%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.1 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6	588,793	0.00%	-47.34% to -47.93%
2007	1.50% to 2.60%	103,133	12.28 to 11.52	1,241,038	0.00%	7.85% to 6.64%
2006	1.50% to 2.60%	122,637	11.38 to 10.8	1,373,239	0.00%	1.44% to 0.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16 to 13.6	120,429,640	1.07%	-32.8% to -34.17%
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.1 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2010	1.50% to 2.60%	180,903	$15.29 to $13.87	$2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.4	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.7	2,575,248	0.59%	-39.28% to -39.96%
2007	1.50% to 2.60%	316,449	15.45 to 14.5	4,795,091	0.00%	0.36% to -0.77%
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.2% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
2007	0.95% to 2.60%	9,025,394	15.1 to 12.83	133,623,996	3.91%	3.63% to 1.91%
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.8	2,054,736	2.36%	-1.2% to -2.03%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
2006	0.95% to 2.20%	572,880	3.33 to 3.78	1,988,895	0.00%	10.12% to 8.78%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.2%
2006	0.95% to 2.40%	1,016,600	12.3 to 11.48	12,346,090	0.00%	10.03% to 8.47%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.95% to 2.60%	657,631	12.17 to 10.65	7,854,087	0.00%	24.6% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.9	1,339,008	0.33%	29.77% to 28.98%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.3%
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.9 to 10.83	3,876,841	0.81%	8.97% to 8.27%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	*
(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Balanced Fund - Series I (AVB)
2010	0.95% to 1.55%	20,191	$10.13 to $9.58	$201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
2007	0.95% to 2.05%	51,932	11.69 to 10.92	592,270	2.78%	1.23% to 0.14%
2006	0.95% to 2.05%	67,132	11.54 to 10.91	759,789	1.91%	9.51% to 8.33%
V.I. Basic Value Fund - Series II (AVBV2)
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.4	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.1 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.4% to -1.29%
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	*
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	$9 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.1%
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
2006	0.95% to 2.60%	157,478	9.9 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	*
V.I. Capital Development Fund - Series II (AVCD2)
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
2006	0.95% to 2.60%	240,855	10.11 to 13.2	2,691,334	0.00%	1.05% to 13.24%	*
V.I. Core Equity Fund - Series I (AVGI)
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.3%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.6% to 14.9%
V.I. Core Equity Fund - Series II (AVCE2)
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	*
V.I. Global Health Care Fund - Series I (IVHS)
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.4%	26.5% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
2007	0.95% to 1.15%	6,191	11.8 to 11.76	72,864	0.00%	10.9% to 10.53%
2006	1.10% to 1.15%	4,361	10.64	46,401	0.00%	6.4%	*
V.I. Global Real Estate Fund - Series I (IVRE)
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.6 to 8.49	310,149	0.00%	30.3% to 29.82%
2008	0.95% to 1.30%	32,265	6.6 to 6.54	212,007	5.42%	-45.18% to -45.36%
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.3% to -6.85%
2006	1.10% to 1.20%	8,689	12.85	111,654	1.88%	28.5%	*
V.I. Large Cap Growth Fund - Series I (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.6%
2007	0.95% to 2.05%	46,389	11.73 to 11.51	541,476	0.03%	14.54% to 13.32%
2006	0.95% to 2.05%	44,482	10.24 to 10.16	454,392	0.33%	2.37% to 10.45%	*
VPS Growth and Income Portfolio - Class B (ALVGIB)
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	$10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.9% to 10.64%
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
(Continued)

128

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2010	0.95% to 2.60%	751,905	$11.01 to $ 15.98	$9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.3% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	*
2007	1.50% to 2.60%	301,006	15.88 to 14.9	4,684,007	0.71%	0% to -1.13%
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
VP Income & Growth Fund - Class I (ACVIG)
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.5%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.4%
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
VP Income & Growth Fund - Class II (ACVIG2)
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
2006	1.50% to 2.60%	300,974	13.7 to 13	4,049,472	1.46%	15.07% to 13.79%
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.5 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
2007	0.95% to 2.45%	4,431,444	11.8 to 10.99	51,890,335	4.19%	8.45% to 6.8%
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
VP International Fund - Class I (ACVI)
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
VP International Fund - Class III (ACVI3)
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%
2006	0.95% to 2.40%	4,778,927	15.73 to 14.7	74,273,751	1.66%	23.84% to 22.14%
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
2007	0.95% to 2.70%	1,184,247	10.72 to 12.39	13,140,130	0.91%	-3.24% to -4.9%
2006	0.95% to 2.10%	710,275	11.08 to 13.16	8,181,606	1.17%	10.83% to 10.02%	*
VP Mid Cap Value Fund - Class II (ACVMV2)
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.9%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
VP Ultra(R) Fund - Class I (ACVU1)
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.3 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.9%
2006	0.95% to 2.60%	1,154,945	10.5 to 9.71	11,969,379	0.00%	-4.19% to -5.79%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
2007	1.50% to 2.60%	152,411	12.1 to 11.35	1,808,127	0.00%	19.02% to 17.68%
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
VP Value Fund - Class I (ACVV)
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.8%
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.9% to -28.71%
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
(Continued)

129

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	$6.74 to $ 8.38	$6,061,323	0.00%	-49.11% to -49.8%
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	*
VP Vista(SM) Fund -Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.4	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.3	29,718,594	0.83%	-31.57% to -32.57%
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.6% to -2.91%
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.1	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.4% to 12.49%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.7 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.1	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.5%
Appreciation Portfolio - Service Shares (DCAPS)
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.7	1,765,657	2.67%	20.4% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.2%
Developing Leaders Portfolio - Initial Shares (DSC)
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.9	123,595	1.08%	-38.19% to -38.56%
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
2006	0.95% to 1.85%	41,384	13.24 to 11.35	497,921	0.40%	2.79% to 1.88%
International Value Portfolio - Initial Shares (DVIV)
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%
2006	0.95% to 1.55%	27,160	18.88 to 18.3	503,070	1.40%	21.44% to 20.7%
Capital Appreciation Fund II - Service Shares (FCA2S)
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
Clover Value Fund II - Service Shares (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
2007	1.50% to 2.60%	43,489	11.46 to 10.76	488,122	1.33%	-11.22% to -12.22%
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
(Continued)

130

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Bond Fund II - Service Shares (FHIBS)
2010	1.50% to 2.60%	154,353	$17.17 to $15.58	$2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.2% to -28.02%
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.7%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.9 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.3% to 2.4%	*
Quality Bond Fund II - Primary Shares (FQB)
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
Quality Bond Fund II - Service Shares (FQBS)
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.7 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
2006	1.50% to 2.60%	826,174	11.38 to 10.8	9,261,610	3.83%	2.37% to 1.23%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
2007	1.50% to 2.60%	1,171,503	18 to 16.89	20,703,707	0.75%	15.53% to 14.24%
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.8% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13%
VIP Fund -Contrafund Portfolio - Service Class (FCS)
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.50%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
2006	0.95% to 2.65%	1,092,891	9.4 to 15.1	11,353,460	1.20%	-6.01% to -7.03%	*
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.8% to 26.3%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.4	265,365,034	2.08%	-43.25% to -44.34%
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.3	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.3%
2007	1.50% to 2.60%	1,101,407	14.07 to 13.2	15,223,234	1.58%	-0.25% to -1.37%
2006	1.50% to 2.60%	1,257,321	14.1 to 13.38	17,476,446	2.90%	18.14% to 16.82%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	5.69%	5.37% to 4.65%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
2007	1.25%	2,743	12.4	34,024	2.15%	7.06%
(Continued)

131

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.95% to 2.05%	767,233	$11.11 to $10.54	$8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.6	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
2007	1.25% to 2.25%	3,382	13.19 to 12.84	43,848	2.13%	8.59% to 7.48%
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.2%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.3 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.4% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
2006	1.25% to 2.25%	12,830	12.51 to 12.3	158,537	2.54%	11.52% to 10.39%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
2006	0.95% to 2.35%	5,734,093	10.9 to 7.58	60,614,578	0.64%	4.3% to 2.86%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.6 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
2006	0.95% to 2.65%	33,064,556	13.91 to 8.42	428,694,016	0.30%	5.72% to 3.95%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.1% to -48.68%
2007	1.50% to 2.60%	450,197	13.42 to 12.6	5,923,337	0.39%	24.75% to 23.35%
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%
2007	0.95% to 2.55%	10,440,891	10.92 to 9.73	116,457,034	6.02%	1.68% to 0.06%
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.3 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.2%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.1	36,894,241	0.64%	38.69% to 36.5%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
2007	0.95% to 2.65%	3,720,767	11.3 to 14.92	43,912,299	0.76%	14.38% to 12.48%
2006	0.95% to 2.65%	2,219,901	9.88 to 13.27	23,686,575	0.00%	-1.2% to -2.29%	*
(Continued)

132

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2010	1.50% to 2.60%	352,256	$21.73 to $19.71	$7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.6% to 12.32%
2006	1.50% to 2.60%	726,383	18.44 to 17.5	13,188,602	0.18%	10.72% to 9.49%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.1	22,758,715	2.28%	-44.4% to -45.1%
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14%
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.5%	55.9% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
2007	0.95% to 2.50%	1,995,932	16.1 to 14.75	31,684,564	0.95%	4.59% to 3.02%
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.1% to 13.19%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.2	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
2007	0.95% to 2.30%	5,243,133	11.45 to 11.2	59,809,002	4.36%	2.77% to 1.41%
2006	0.95% to 2.25%	3,299,693	11.15 to 11.05	36,704,669	0.32%	11.46% to 10.5%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.5	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.5%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.2	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	*
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%
2007	0.95% to 2.30%	1,629,698	13.63 to 19.9	23,911,115	1.70%	27.47% to 25.86%
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
2007	1.25%	5,496	18.61	102,271	1.90%	14.01%
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.4%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	*
(Continued)

133

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.95% to 2.20%	3,633,038	$16.14 to $15.21	$58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.2% to 3.38%
2007	0.95% to 2.70%	2,850,554	11.52	32,899,638	2.47%	9.97% to 8.07%
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.2%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	*
Guardian Portfolio - I Class Shares (AMGP)
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.6% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
2007	0.95% to 2.30%	4,032,425	21.32 to 13.29	80,055,450	0.26%	6.36% to 4.97%
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.3% to 10.83%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.7%
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
2006	0.95% to 2.65%	8,624,822	22.04 to 11.8	167,202,644	0.00%	13.61% to 11.74%
Partners Portfolio - I Class Shares (AMTP)
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.4 to 6.9	45,631,990	0.46%	-52.85% to -53.6%
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
Regency Portfolio - S Class Shares (AMRS)
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
2007	0.95% to 2.15%	536,697	10.42 to 12.6	5,708,166	0.46%	2.07% to 0.87%
2006	0.95% to 2.05%	461,292	10.2 to 12.51	4,821,327	0.66%	2.04% to 1.31%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.3%
2006	0.95% to 2.20%	801,737	13.48 to 15.73	11,396,044	0.13%	12.63% to 11.26%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.9 to 9.09	3,549,018	0.01%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
2006	1.50% to 2.60%	561,578	11.62 to 11.03	6,433,761	0.20%	6.07% to 4.89%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.8 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
2006	0.95% to 2.70%	21,906,532	16.06 to 11.27	357,036,397	0.39%	6.93% to 5.08%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.6	91,407,219	1.60%	-40.76% to -41.86%
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
2006	0.95% to 2.65%	10,676,504	22.23 to 20.93	234,998,177	1.03%	16.57% to 14.67%
(Continued)

134

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.95% to 2.40%	4,726,587	$14.03 to $11.99	$64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.3% to 3.34%
2006	0.95% to 2.85%	11,724,356	14.14 to 19.43	180,011,728	1.05%	16.58% to 14.43%
Global Securities Fund/VA - Service Class (OVGSS)
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
2007	1.50% to 2.60%	370,311	17.2 to 16.14	6,237,525	1.22%	4.48% to 3.31%
2006	1.50% to 2.60%	416,735	16.47 to 15.63	6,740,600	0.85%	15.61% to 14.32%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
2007	0.95% to 2.25%	182,957	9.6 to 9.52	1,752,944	0.00%	-4% to -4.85%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.8%
2008	0.95% to 1.70%	58,162	2.2 to 2.29	128,455	8.37%	-78.88% to -79.1%
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
2006	0.95% to 2.30%	225,947	10.54 to 11.04	2,407,087	0.00%	5.41% to 4.47%	*
High Income Fund/VA - Service Class (OVHIS)
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.5	23,306	7.46%	-78.84%
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
2006	1.25%	11,906	12.04	143,303	8.95%	7.86%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.7%
2006	0.95% to 2.65%	23,057,427	13.5 to 11.09	329,617,768	1.16%	13.94% to 12.04%
Main Street Fund(R)/VA - Service Class (OVGIS)
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.1	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.3	3,018,113	1.37%	-39.55% to -40.22%
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
2006	1.50% to 2.60%	714,818	12.68 to 12.03	8,944,319	0.98%	13.04% to 11.78%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
2006	0.95% to 2.25%	660,025	10.03 to 9.94	7,089,285	0.00%	0.31% to -0.56%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
2006	1.25%	14,220	14.88	211,533	0.02%	13.23%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
2006	0.95% to 2.70%	11,328,404	13.83 to 11.12	171,399,480	0.00%	1.98% to 0.23%
Strategic Bond Fund/VA - Service Class (OVSBS)
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.9% to 6.69%
2006	1.50% to 2.60%	418,884	13.5 to 12.81	5,583,752	3.61%	5.63% to 4.45%
(Continued)

135

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2010	0.95% to 1.30%	66,930	$12.87 to $12.66	$855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.5% to 1.3%	*
Series D (Global Series) (SBLD)
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.80% to -39.17%
2007	1.10% to 1.30%	15,283	12.5 to 12.46	190,962	0.00%	7.67% to 7.32%
2006	1.10% to 1.15%	10,257	11.61	119,083	0.00%	16.1%	*
Series J (Mid Cap Growth Series) (SBLJ)
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
2007	0.95% to 1.30%	6,602	9.13 to 9.08	60,149	0.00%	-11.36% to -11.67%
2006	0.95% to 1.20%	5,632	10.3 to 10.28	57,954	0.00%	3% to 2.8%	*
Series N (Managed Asset Allocation Series) (SBLN)
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
2006	1.10% to 1.25%	5,872	11.01 to 11	64,646	0.00%	10.1% to 10%	*
Series O (All Cap Value Series) (SBLO)
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7	826,269	0.00%	-39.03% to -39.24%
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.7% to 13.6%	*
Series P (High Yield Series) (SBLP)
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.2% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
2006	0.95% to 1.30%	57,506	10.6 to 10.58	609,242	0.00%	6% to 5.8%	*
Series Q (Small Cap Value Series) (SBLQ)
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.8%
2008	0.95% to 1.30%	64,592	7.16 to 7.1	460,344	0.00%	-39.17% to -39.37%
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.7% to 7.6%	*
Series V (Mid Cap Value Series) (SBLV)
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.4% to 7.2%	*
Series X (Small Cap Growth Series) (SBLX)
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
2006	1.10% to 1.15%	81	10.32	836	0.00%	3.2%	*
Series Y (Select 25 Series) (SBLY)
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.2	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.2% to -7.39%
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.4% to 8.3%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
2006	0.95% to 1.10%	21,396	10.35	221,448	3.67%	3.5%	*
(Continued)

136

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	1.25%	1,028	$11.31	$11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.6%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
Capital Growth Portfolio - Class II (ACEG2)
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.9 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
Comstock Portfolio - Class II (ACC2)
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.8% to -4.88%
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
Diversified Stock Fund Class A Shares (VYDS)
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.1 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
2007	0.95% to 2.15%	975,201	14.33 to 12.87	13,517,054	0.67%	8.9% to 7.64%
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.6% to 11.3%
Micro-Cap Portfolio - Investment Class (ROCMC)
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.1%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3% to 2.64%
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.1% to 9.9%	*
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.4 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.2% to -43.97%
2007	0.95% to 2.20%	1,844,368	11.78 to 13.3	22,155,421	0.10%	11.41% to 10.07%
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	*
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	8.81 to 8.46	15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.1 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	*
Health Sciences Portfolio - II (TRHS2)
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	*
Worldwide Insurance Trust -Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
2007	0.95% to 2.20%	1,160,958	28.82 to 35.46	42,349,252	0.47%	36.3% to 34.57%
2006	0.95% to 2.30%	1,535,950	21.14 to 34.65	43,798,341	0.64%	38.17% to 36.47%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.8 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
(Continued)

137

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.95% to 2.25%	10,423,052	$24.05 to $20.65	$245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.5% to -27.59%
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
2006	0.95% to 2.50%	14,439,370	17.19 to 15.39	243,077,277	0.37%	19.01% to 17.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
2006	0.95% to 2.40%	7,857,473	12.62 to 11.58	97,168,074	1.35%	10.16% to 8.59%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.8%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%
2006	0.95% to 2.45%	7,144,826	12.97 to 11.86	90,803,031	4.28%	3.26% to 1.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.7 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
2006	0.95% to 2.50%	25,267,360	10.55 to 9.65	260,652,329	0.86%	15.88% to 14.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.4%
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.6% to 14.09%
2006	0.95% to 2.25%	2,287,217	14.02 to 13.44	31,707,103	1.55%	14.82% to 13.39%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.3 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.4 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
2006	0.95% to 2.25%	225,125	9.26 to 9.18	2,079,139	1.04%	-7.4% to -8.21%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.3	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
2006	0.95% to 2.50%	2,887,238	15.27 to 14.92	43,840,312	0.43%	24.3% to 22.51%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.3	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.7	151,814,844	0.00%	-36.88% to -37.83%
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
2006	0.95% to 2.50%	28,866,345	9.57 to 8.95	270,352,480	0.00%	4.04% to 2.46%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.7	56,854,592	0.61%	-22.56% to -23.76%
2007	0.95% to 2.50%	5,514,524	15.57 to 13.89	84,027,517	7.66%	2.87% to 1.29%
2006	0.95% to 2.50%	5,604,764	15.14 to 13.71	83,269,476	7.08%	9.22% to 7.55%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.7% to -43.62%
2007	0.95% to 2.45%	6,280,053	14.7 to 13.24	89,962,290	0.58%	20.14% to 18.41%
2006	0.95% to 2.45%	6,317,661	12.24 to 11.19	75,594,854	0.61%	19.84% to 18.14%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
(Continued)

138

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2010	0.95% to 2.00%	360,541	$15.81 to $14.73	$5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.1 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.2% to 9.89%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.5 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
2007	0.95% to 2.50%	1,245,741	13.63 to 13.1	16,820,762	0.02%	11.54% to 9.84%
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.9	37,949,287	1.07%	0.06% to -1.4%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.95% to 1.95%	543,845	10.4 to 10.02	5,600,904	5.5%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to -18.14%
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.8	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
2007	0.95% to 2.50%	9,699,144	14.5 to 14.16	137,088,431	0.00%	23.18% to 21.33%
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.3%
2008	0.95% to 2.45%	7,141,914	9.1 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.5%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%
2007	0.95% to 2.15%	921,499	12.77 to 13.3	12,023,934	0.01%	-5.05% to -6.17%
2006	0.95% to 2.15%	981,472	13.45 to 14.17	13,544,922	0.14%	15.74% to 14.4%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.4%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53	115,970,544	0.93%	0.92% to -0.55%
2006	0.95% to 2.45%	9,004,271	14.78 to 13.6	130,384,387	1.02%	15.77% to 14.07%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79	148,802,499	0.62%	5.61% to 3.8%
2006	0.95% to 2.70%	13,514,581	12.81 to 14.25	180,134,788	0.00%	11.16% to 9.25%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	*
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	9.29 to 10.11	3,287,420	1.67%	-41.6% to -42.01%
2007	0.95% to 1.65%	429,076	15.9 to 17.44	6,859,987	1.06%	15.48% to 14.66%
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.7%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
2007	0.95% to 1.25%	189,766	13.07 to 15.58	2,512,874	0.00%	-4.87% to -5.16%
2006	0.95% to 1.30%	225,532	13.74 to 16.36	3,141,525	0.00%	12.13% to 11.74%
(Continued)

139

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Investment Portfolios - Emerging Leaders Fund - Service Shares (obsolete) (DELS)
2006	1.50% to 2.60%	101,828	$13.75 to $13.05	$1,376,470	0.00%	6.39% to 5.21%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	$9.64 to 7.7	57,262,331	2.68%	-26.26% to -27.34%
2007	0.95% to 2.40%	8,194,862	13.07 to 10.55	103,890,742	2.20%	3.63% to 2.15%
2006	0.95% to 2.65%	10,363,591	12.61 to 10.12	126,752,943	2.25%	11.19% to 9.32%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
2006	0.95% to 2.65%	5,554,033	14.36 to 10.63	80,969,198	0.00%	8.87% to 7.06%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9	11,674,270	1.12%	-33.84% to -34.81%
2007	0.95% to 2.30%	2,001,101	14.5 to 13.81	28,780,769	0.96%	1.47% to 0.14%
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.1% to 2.03%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%

2010	Reserves for annuity contracts in payout phase:				$84,463,089
2010	Contract owners equity:				$7,542,257,800
2009	Reserves for annuity contracts in payout phase:				$81,634,158
2009	Contract owners equity:				$7,961,391,641
2008	Reserves for annuity contracts in payout phase:				$67,678,494
2008	Contract owners equity:				$7,651,606,707
2007	Reserves for annuity contracts in payout phase:				$100,490,623
2007	Contract owners equity:				$14,026,009,866
2006	Reserves for annuity contracts in payout phase:				$92,698,887
2006	Contract owners equity:				$15,205,517,008
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

140

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

partc.htm
PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 20 10 .

Statement of Operations for the year ended December 31, 20 10 .

Statements of Changes in Contract Owners' Equity for the years ended December 31, 20 10 and 200 9 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the years ended December 31, 20 10 , 200 9 and 200 8 .

Consolidated Balance Sheets as of December  31, 20 10 and 200 9 .

Consolidated Statements of Changes in Equity as of December 31, 20 10 , 200 9 and 200 8 .

Consolidated Statements of Cash Flows for the years ended December 31, 20 10 , 200 9 , and 200 8 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (333-28995) and hereby incorporated by reference.

Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on April 29, 1998 with Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Contract of reinsurance in connection with the variable annuity contracts offered – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2.htm”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document “janusfpa99h9b.htm”

(9)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2. 2005 , as amended, under document “nwfpa99h12a.htm”

(11)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 200 7 , as amended, under document “nwfpa99h12b.htm”

(12)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

(14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”

(15)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(16)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document “alliancebernsteinfpa.htm”

(17)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and Fam Variable Series Funds, Inc.),dated April 13, 2004, as amended, as document "blackrockfpa.htm"

(18)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc. dated December 1, 2000, as document, "waddellreedfpa.htm"

(19)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, as document "pimcofpa.htm"

(20)	Fund Participation Agreement with Royce & Associates, Inc. dated February 14, 2002, as amended, as document "roycefpa.htm"

(21)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document “vaneckfpa.htm”

(22)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargofpa.htm”

The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 26(h), and are hereby incorporated by reference.

            (23)Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors, Inc. dated January 3, 2000, as document "creditsuissefpa.htm"

The following Fund Participation Agreements were previously filed on April 22, 2008 with post-effective amendment number 30 of registration statement (333-28995) under Exhibit 26(h), and are hereby incorporated by reference.

(24)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company dated June 9, 2006, as document "sbl_fpa.htm"

(25)	Participation Agreement with BB&T Asset Management, Inc., and BB&T Variable Insurance Funds dated March 5, 2007, as document "bbt_fpa.htm"

The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and are hereby incorporated by reference.

(26)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003, as document "jpmorganfpa.htm"

The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 26(h), and are hereby incorporated by reference.

(27)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010, as document "huntingtonfpa.htm"

The following Fund Participation Agreements were previously filed on April 20, 2011 with post-effective amendment number 30 of registration statement (333-103094) under Exhibit 26(h), and is hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(28)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999, as document "victoryfpa.htm"

(9)	Opinion of Counsel - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.

Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Gates, McDonald of Ohio, LLC *	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus LLC	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company , LLC (fka Nationwide Better Health Holding Company , Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania		The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2010 was 58,915 and 43,829 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a) (1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a) (2)
Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III

SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)

And of First Security Benefit Life Insurance and Annuity Company of New York:

Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

SDI also acts as principal underwriter for the following management investment companies for which Security Investors, LLC, an affiliate of SDI, Security Benefit Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, acts as investment adviser:

(a) (3)
Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds, Inc.
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Bond Fund.
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Cash Management
Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors International Growth Fund
Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund
Waddell & Reed InvestEd Portfolios, Inc.
Waddell & Reed InvestEd Conservative Portfolio
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Growth Portfolio
Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy Portfolio
Ivy Funds VIP Balanced Portfolio
Ivy Funds VIP Bond Portfolio
Ivy Funds VIP Core Equity Portfolio
Ivy Funds VIP Dividend Opportunities Portfolio
Ivy Funds VIP Energy Portfolio
Ivy Funds VIP Global Natural Resources Portfolio
Ivy Funds VIP Global Bond Portfolio
Ivy Funds VIP Growth Portfolio
Ivy Funds VIP High Income Portfolio
Ivy Funds VIP International Growth Portfolio
Ivy Funds VIP International Core Equity Portfolio
Ivy Funds VIP International Growth Portfolio
Ivy Funds VIP Limited-Term Bond Portfolio
Ivy Funds VIP Micro Cap Growth Portfolio
Ivy Funds VIP Mid Cap Growth Portfolio
Ivy Funds VIP Money Market Portfolio
Ivy Funds VIP Pathfinder Aggressive Portfolio
Ivy Funds VIP Pathfinder Conservative Portfolio
Ivy Funds VIP Pathfinder Moderately Aggressive Portfolio
Ivy Funds VIP Pathfinder Moderately Conservative Portfolio
Ivy Funds VIP Pathfinder Moderate Portfolio
Ivy Funds VIP Real Estate Securities Portfolio
Ivy Funds VIP Science and Technology Portfolio
Ivy Funds VIP Small Cap Growth Portfolio
Ivy Funds VIP Small Cap Value Portfolio
Ivy Funds VIP Value Portfolio

(b) (1)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b) (2)	Directors and Officers of SDI:
Mark J. Carr	President and Director
James R. Schmank	Vice President and Director
Richard Wells	Director
Amy J. Lee	Secretary and Chief Compliance Officer
Julie Jacques	Treasurer
Carmen R. Hill	Assistant Vice President
Christopher D. Swickard	Assistant Secretary

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(b) (3)	Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operations Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c) (1)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

(c) (2)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions for year ending 12/31/ 10	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Security Distributors, Inc.	$ 393,407	$ 0	$0	$ 393,407
*SBL pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

(c) (3)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.                      Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                      Management Services

Not Applicable

Item 32.                      Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26 day of April , 201 1 .

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 26 day of April , 201 1 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact